UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:           811-04146

JOHN HANCOCK VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS  — March 31, 2017 (unaudited) (showing percentage of total net assets)

500 Index Trust B

	Shares or Principal Amount	Value
COMMON STOCKS - 96.3%
Consumer discretionary - 11.9%
Auto components - 0.2%
BorgWarner, Inc.	42,683	$1,783,723
Delphi Automotive PLC	58,428	4,702,870
The Goodyear Tire & Rubber Company	56,752	2,043,072
		8,529,665
Automobiles - 0.5%
Ford Motor Company	841,924	9,799,995
General Motors Company	295,671	10,454,927
Harley-Davidson, Inc.	38,520	2,330,460
		22,585,382
Distributors - 0.1%
Genuine Parts Company	32,083	2,964,790
LKQ Corp. (I)	66,321	1,941,216
		4,906,006
Diversified consumer services - 0.0%
H&R Block, Inc.	44,592	1,036,764
Hotels, restaurants and leisure - 1.6%
Carnival Corp.	90,462	5,329,116
Chipotle Mexican Grill, Inc. (I)	6,244	2,781,827
Darden Restaurants, Inc.	26,457	2,213,657
Marriott International, Inc., Class A	67,585	6,365,155
McDonald’s Corp.	177,244	22,972,595
Royal Caribbean Cruises, Ltd.	36,109	3,542,654
Starbucks Corp.	316,441	18,476,990
Wyndham Worldwide Corp.	23,344	1,967,666
Wynn Resorts, Ltd.	16,982	1,946,307
Yum! Brands, Inc.	72,727	4,647,255
		70,243,222
Household durables - 0.4%
DR Horton, Inc.	73,325	2,442,456
Garmin, Ltd.	24,787	1,266,864
Leggett & Platt, Inc.	28,947	1,456,613
Lennar Corp., Class A	44,927	2,299,813
Mohawk Industries, Inc. (I)	13,603	3,121,752
Newell Brands, Inc.	104,083	4,909,595
PulteGroup, Inc.	63,194	1,488,219
Whirlpool Corp.	16,201	2,775,717
		19,761,029
Internet and direct marketing retail - 2.5%
Amazon.com, Inc. (I)	85,770	76,038,536
Expedia, Inc.	26,185	3,303,761
Netflix, Inc. (I)	93,509	13,821,565
The Priceline Group, Inc. (I)	10,646	18,949,561
TripAdvisor, Inc. (I)	24,659	1,064,282
		113,177,705
Leisure products - 0.1%
Hasbro, Inc.	24,210	2,416,642
Mattel, Inc.	73,708	1,887,662
		4,304,304
Media - 3.1%
CBS Corp., Class B	80,513	5,584,382

500 Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Media (continued)
Charter Communications, Inc., Class A (I)	46,720	$15,292,390
Comcast Corp., Class A	1,024,561	38,513,248
Discovery Communications, Inc., Series A (I)	32,823	954,821
Discovery Communications, Inc., Series C (I)	47,480	1,344,159
DISH Network Corp., Class A (I)	49,209	3,124,279
News Corp., Class A	83,238	1,082,094
News Corp., Class B	25,493	344,156
Omnicom Group, Inc.	50,869	4,385,416
Scripps Networks Interactive, Inc., Class A	20,553	1,610,739
TEGNA, Inc.	45,387	1,162,815
The Interpublic Group of Companies, Inc.	85,782	2,107,664
The Walt Disney Company	314,725	35,686,668
Time Warner, Inc.	167,738	16,389,680
Twenty-First Century Fox, Inc., Class A	228,360	7,396,580
Twenty-First Century Fox, Inc., Class B	105,160	3,341,985
Viacom, Inc., Class B	74,914	3,492,491
		141,813,567
Multiline retail - 0.4%
Dollar General Corp.	54,819	3,822,529
Dollar Tree, Inc. (I)	50,913	3,994,634
Kohl’s Corp.	38,032	1,514,054
Macy’s, Inc.	65,901	1,953,306
Nordstrom, Inc. (L)	25,017	1,165,042
Target Corp.	121,175	6,687,648
		19,137,213
Specialty retail - 2.3%
Advance Auto Parts, Inc.	15,884	2,354,962
AutoNation, Inc. (I)	14,151	598,446
AutoZone, Inc. (I)	6,225	4,500,986
Bed Bath & Beyond, Inc.	33,245	1,311,848
Best Buy Company, Inc.	58,906	2,895,230
CarMax, Inc. (I)(L)	41,055	2,431,277
Foot Locker, Inc.	29,183	2,183,180
L Brands, Inc.	51,777	2,438,697
Lowe’s Companies, Inc.	187,655	15,427,118
O’Reilly Automotive, Inc. (I)	19,802	5,343,372
Ross Stores, Inc.	85,554	5,635,442
Signet Jewelers, Ltd.	15,221	1,054,359
Staples, Inc.	140,146	1,229,080
The Gap, Inc. (L)	47,380	1,150,860
The Home Depot, Inc.	263,719	38,721,861
The TJX Companies, Inc.	140,639	11,121,732
Tiffany & Company	22,971	2,189,136
Tractor Supply Company	28,409	1,959,369
Ulta Salon Cosmetics & Fragrance, Inc. (I)	12,652	3,608,730
		106,155,685
Textiles, apparel and luxury goods - 0.7%
Coach, Inc.	60,441	2,498,027
Hanesbrands, Inc. (L)	81,608	1,694,182
Michael Kors Holdings, Ltd. (I)	35,453	1,351,114
NIKE, Inc., Class B	288,352	16,069,857

1

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS  — March 31, 2017 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Textiles, apparel and luxury goods (continued)
PVH Corp.	16,904	$1,749,057
Ralph Lauren Corp.	12,062	984,500
Under Armour, Inc., Class A (I)(L)	40,491	800,912
Under Armour, Inc., Class C (I)	38,378	702,317
VF Corp.	71,467	3,928,541
		29,778,507
		541,429,049
Consumer staples - 9.0%
Beverages - 2.0%
Brown-Forman Corp., Class B	39,469	1,822,678
Constellation Brands, Inc., Class A	37,328	6,049,749
Dr. Pepper Snapple Group, Inc.	39,629	3,880,472
Molson Coors Brewing Company, Class B	39,751	3,804,568
Monster Beverage Corp. (I)	87,429	4,036,597
PepsiCo, Inc.	309,429	34,612,728
The Coca-Cola Company	837,426	35,540,359
		89,747,151
Food and staples retailing - 1.9%
Costco Wholesale Corp.	95,108	15,948,661
CVS Health Corp.	222,121	17,436,499
Sysco Corp.	108,567	5,636,799
The Kroger Company	199,059	5,870,250
Wal-Mart Stores, Inc.	326,789	23,554,951
Walgreens Boots Alliance, Inc.	184,623	15,332,940
Whole Foods Market, Inc.	68,630	2,039,684
		85,819,784
Food products - 1.5%
Archer-Daniels-Midland Company	124,115	5,714,255
Campbell Soup Company	41,799	2,392,575
Conagra Brands, Inc.	89,716	3,619,143
General Mills, Inc.	125,412	7,400,562
Hormel Foods Corp.	58,198	2,015,397
Kellogg Company	54,491	3,956,592
McCormick & Company, Inc.	24,714	2,410,851
Mead Johnson Nutrition Company	39,826	3,547,700
Mondelez International, Inc., Class A	330,172	14,223,810
The Hershey Company	30,097	3,288,097
The J.M. Smucker Company	25,265	3,311,736
The Kraft Heinz Company	128,682	11,685,612
Tyson Foods, Inc., Class A	62,694	3,868,847
		67,435,177
Household products - 1.8%
Church & Dwight Company, Inc.	55,811	2,783,295
Colgate-Palmolive Company	191,759	14,034,841
Kimberly-Clark Corp.	77,263	10,170,129
The Clorox Company	27,782	3,745,847
The Procter & Gamble Company	553,343	49,717,869
		80,451,981
Personal products - 0.1%
Coty, Inc., Class A	101,347	1,837,421

500 Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples (continued)
Personal products (continued)
The Estee Lauder Companies, Inc., Class A	47,948	$4,065,511
		5,902,932
Tobacco - 1.7%
Altria Group, Inc.	420,800	30,053,536
Philip Morris International, Inc.	335,906	37,923,787
Reynolds American, Inc.	178,434	11,244,911
		79,222,234
		408,579,259
Energy - 6.3%
Energy equipment and services - 1.0%
Baker Hughes, Inc.	91,187	5,454,806
Halliburton Company	189,074	9,304,332
Helmerich & Payne, Inc. (L)	23,315	1,552,080
National Oilwell Varco, Inc.	81,341	3,260,961
Schlumberger, Ltd.	301,822	23,572,298
TechnipFMC PLC (I)	101,377	3,294,753
Transocean, Ltd. (I)(L)	85,269	1,061,599
		47,500,829
Oil, gas and consumable fuels - 5.3%
Anadarko Petroleum Corp.	120,570	7,475,340
Apache Corp.	81,831	4,205,295
Cabot Oil & Gas Corp.	106,164	2,538,381
Chesapeake Energy Corp. (I)(L)	160,593	953,922
Chevron Corp.	409,929	44,014,077
Cimarex Energy Company	20,480	2,447,155
Concho Resources, Inc. (I)	32,512	4,172,590
ConocoPhillips	267,271	13,328,805
Devon Energy Corp.	112,924	4,711,189
EOG Resources, Inc.	125,735	12,265,449
EQT Corp.	37,244	2,275,608
Exxon Mobil Corp.	898,014	73,646,128
Hess Corp.	57,493	2,771,738
Kinder Morgan, Inc.	414,216	9,005,056
Marathon Oil Corp.	182,649	2,885,854
Marathon Petroleum Corp.	113,885	5,755,748
Murphy Oil Corp.	34,981	1,000,107
Newfield Exploration Company (I)	42,501	1,568,712
Noble Energy, Inc.	96,274	3,306,049
Occidental Petroleum Corp.	166,881	10,573,580
ONEOK, Inc.	45,438	2,519,083
Phillips 66	95,533	7,568,124
Pioneer Natural Resources Company	36,615	6,818,811
Range Resources Corp.	40,760	1,186,116
Southwestern Energy Company (I)	107,974	882,148
Tesoro Corp.	25,017	2,027,878
The Williams Companies, Inc.	180,635	5,344,990
Valero Energy Corp.	97,671	6,474,611
		241,722,544
		289,223,373

2

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS  — March 31, 2017 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials - 13.8%
Banks - 6.2%
Bank of America Corp.	2,171,077	$51,215,706
BB&T Corp.	175,051	7,824,780
Citigroup, Inc.	600,198	35,903,844
Citizens Financial Group, Inc.	110,403	3,814,424
Comerica, Inc.	39,058	2,678,598
Fifth Third Bancorp	163,000	4,140,200
Huntington Bancshares, Inc.	234,048	3,133,903
JPMorgan Chase & Co.	773,469	67,941,517
KeyCorp	233,194	4,146,189
M&T Bank Corp.	33,461	5,177,421
People’s United Financial, Inc.	67,209	1,223,204
Regions Financial Corp.	265,565	3,858,659
SunTrust Banks, Inc.	105,890	5,855,717
The PNC Financial Services Group, Inc.	104,960	12,620,390
U.S. Bancorp	344,719	17,753,029
Wells Fargo & Company	975,183	54,278,686
Zions Bancorporation	43,934	1,845,228
		283,411,495
Capital markets - 2.7%
Affiliated Managers Group, Inc.	12,620	2,068,923
Ameriprise Financial, Inc.	33,101	4,292,538
BlackRock, Inc.	26,225	10,057,550
CBOE Holdings, Inc.	19,582	1,587,513
CME Group, Inc.	73,230	8,699,724
E*TRADE Financial Corp. (I)	59,051	2,060,289
Franklin Resources, Inc.	74,784	3,151,398
Intercontinental Exchange, Inc.	128,506	7,693,654
Invesco, Ltd.	88,414	2,708,121
Moody’s Corp.	35,871	4,018,987
Morgan Stanley	311,112	13,328,038
Nasdaq, Inc.	24,583	1,707,289
Northern Trust Corp.	47,398	4,103,719
Raymond James Financial, Inc.	27,801	2,120,104
S&P Global, Inc.	55,893	7,307,451
State Street Corp.	78,226	6,227,572
T. Rowe Price Group, Inc.	52,492	3,577,330
The Bank of New York Mellon Corp.	224,492	10,602,757
The Charles Schwab Corp.	263,399	10,749,313
The Goldman Sachs Group, Inc.	80,323	18,451,800
		124,514,070
Consumer finance - 0.8%
American Express Company	163,884	12,964,863
Capital One Financial Corp.	104,016	9,014,027
Discover Financial Services	83,212	5,690,869
Navient Corp.	64,757	955,813
Synchrony Financial	165,462	5,675,347
		34,300,919
Diversified financial services - 1.5%
Berkshire Hathaway, Inc., Class B (I)	411,263	68,549,317
Leucadia National Corp.	69,533	1,807,858
		70,357,175

500 Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Insurance - 2.6%
Aflac, Inc.	86,270	$6,247,673
American International Group, Inc.	201,653	12,589,197
Aon PLC	56,767	6,737,675
Arthur J. Gallagher & Company	38,385	2,170,288
Assurant, Inc.	12,304	1,177,124
Chubb, Ltd.	100,423	13,682,634
Cincinnati Financial Corp.	32,349	2,337,862
Lincoln National Corp.	49,337	3,229,107
Loews Corp.	59,580	2,786,557
Marsh & McLennan Companies, Inc.	111,246	8,219,967
MetLife, Inc.	234,637	12,393,526
Principal Financial Group, Inc.	57,733	3,643,530
Prudential Financial, Inc.	92,780	9,897,770
The Allstate Corp.	79,494	6,477,966
The Hartford Financial Services Group, Inc.	81,502	3,917,801
The Progressive Corp.	125,259	4,907,648
The Travelers Companies, Inc.	60,218	7,258,678
Torchmark Corp.	23,840	1,836,634
Unum Group	49,619	2,326,635
Willis Towers Watson PLC	27,719	3,628,140
XL Group, Ltd.	57,978	2,311,003
		117,777,415
		630,361,074
Health care - 13.4%
Biotechnology - 2.7%
AbbVie, Inc.	345,376	22,504,700
Alexion Pharmaceuticals, Inc. (I)	48,373	5,864,743
Amgen, Inc.	159,572	26,180,978
Biogen, Inc. (I)	46,943	12,835,155
Celgene Corp. (I)	168,458	20,961,229
Gilead Sciences, Inc.	282,303	19,174,020
Incyte Corp. (I)	38,173	5,102,585
Regeneron Pharmaceuticals, Inc. (I)	16,643	6,449,329
Vertex Pharmaceuticals, Inc. (I)	53,506	5,850,881
		124,923,620
Health care equipment and supplies - 2.5%
Abbott Laboratories	374,259	16,620,842
Baxter International, Inc.	105,651	5,479,061
Becton, Dickinson and Company	45,816	8,404,487
Boston Scientific Corp. (I)	293,809	7,307,030
C.R. Bard, Inc.	15,876	3,945,821
Danaher Corp.	132,860	11,363,516
DENTSPLY SIRONA, Inc.	49,787	3,108,700
Edwards Lifesciences Corp. (I)	46,135	4,339,919
Hologic, Inc. (I)	60,001	2,553,043
IDEXX Laboratories, Inc. (I)	19,353	2,992,167
Intuitive Surgical, Inc. (I)	7,946	6,090,371
Medtronic PLC	296,233	23,864,530
Stryker Corp.	67,078	8,830,819
The Cooper Companies, Inc.	10,546	2,108,040
Varian Medical Systems, Inc. (I)	19,919	1,815,218

3

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS  — March 31, 2017 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Health care equipment and supplies (continued)
Zimmer Biomet Holdings, Inc.	43,212	$5,276,617
		114,100,181
Health care providers and services - 2.6%
Aetna, Inc.	75,731	9,659,489
AmerisourceBergen Corp.	36,079	3,192,992
Anthem, Inc.	57,642	9,532,834
Cardinal Health, Inc.	69,050	5,631,028
Centene Corp. (I)	36,857	2,626,430
Cigna Corp.	55,395	8,114,814
DaVita, Inc. (I)	34,013	2,311,864
Envision Healthcare Corp. (I)	25,289	1,550,721
Express Scripts Holding Company (I)	130,990	8,633,551
HCA Holdings, Inc. (I)	63,058	5,611,531
Henry Schein, Inc. (I)	17,380	2,954,079
Humana, Inc.	32,169	6,631,318
Laboratory Corp. of America Holdings (I)	22,219	3,187,760
McKesson Corp.	45,745	6,782,154
Patterson Companies, Inc.	17,723	801,611
Quest Diagnostics, Inc.	29,957	2,941,478
UnitedHealth Group, Inc.	206,148	33,810,333
Universal Health Services, Inc., Class B	19,335	2,406,241
		116,380,228
Health care technology - 0.1%
Cerner Corp. (I)	62,770	3,694,015
Life sciences tools and services - 0.6%
Agilent Technologies, Inc.	69,987	3,700,213
Illumina, Inc. (I)	31,689	5,407,411
Mettler-Toledo International, Inc. (I)	5,662	2,711,588
PerkinElmer, Inc.	23,688	1,375,325
Thermo Fisher Scientific, Inc.	84,400	12,963,840
Waters Corp. (I)	17,378	2,716,355
		28,874,732
Pharmaceuticals - 4.9%
Allergan PLC	72,616	17,349,415
Bristol-Myers Squibb Company	362,863	19,732,490
Eli Lilly & Company	209,609	17,630,213
Johnson & Johnson	588,028	73,238,887
Mallinckrodt PLC (I)	22,664	1,010,134
Merck & Company, Inc.	594,878	37,798,548
Mylan NV (I)	99,246	3,869,602
Perrigo Company PLC	30,896	2,051,185
Pfizer, Inc.	1,288,639	44,084,340
Zoetis, Inc.	106,548	5,686,467
		222,451,281
		610,424,057
Industrials - 9.7%
Aerospace and defense - 2.1%
Arconic, Inc.	94,542	2,490,236
General Dynamics Corp.	61,766	11,562,595
L3 Technologies, Inc.	16,677	2,756,541
Lockheed Martin Corp.	53,876	14,417,218

500 Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Aerospace and defense (continued)
Northrop Grumman Corp.	38,035	$9,046,244
Raytheon Company	63,355	9,661,638
Rockwell Collins, Inc.	28,089	2,729,127
Textron, Inc.	58,256	2,772,403
The Boeing Company	123,094	21,770,405
TransDigm Group, Inc.	10,814	2,380,810
United Technologies Corp.	162,612	18,246,693
		97,833,910
Air freight and logistics - 0.7%
C.H. Robinson Worldwide, Inc.	30,556	2,361,673
Expeditors International of Washington, Inc.	38,850	2,194,637
FedEx Corp.	53,431	10,427,060
United Parcel Service, Inc., Class B	148,704	15,955,939
		30,939,309
Airlines - 0.6%
Alaska Air Group, Inc.	26,596	2,452,683
American Airlines Group, Inc.	108,606	4,594,034
Delta Air Lines, Inc.	158,871	7,301,711
Southwest Airlines Company	132,821	7,140,457
United Continental Holdings, Inc. (I)	62,291	4,400,236
		25,889,121
Building products - 0.3%
Allegion PLC	20,666	1,564,416
Fortune Brands Home & Security, Inc.	33,277	2,024,905
Johnson Controls International PLC	205,260	8,645,551
Masco Corp.	70,832	2,407,580
		14,642,452
Commercial services and supplies - 0.3%
Cintas Corp.	18,562	2,348,835
Republic Services, Inc.	50,246	3,155,951
Stericycle, Inc. (I)	18,287	1,515,809
Waste Management, Inc.	87,705	6,395,449
		13,416,044
Construction and engineering - 0.1%
Fluor Corp.	30,031	1,580,231
Jacobs Engineering Group, Inc.	26,054	1,440,265
Quanta Services, Inc. (I)	32,673	1,212,495
		4,232,991
Electrical equipment - 0.5%
Acuity Brands, Inc.	9,513	1,940,652
AMETEK, Inc.	49,895	2,698,322
Eaton Corp. PLC	97,452	7,226,066
Emerson Electric Company	140,881	8,433,137
Rockwell Automation, Inc.	27,676	4,309,430
		24,607,607
Industrial conglomerates - 2.3%
3M Company	129,043	24,689,797
General Electric Company	1,890,019	56,322,566
Honeywell International, Inc.	164,433	20,532,749

4

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS  — March 31, 2017 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Industrial conglomerates (continued)
Roper Technologies, Inc.	21,883	$4,518,621
		106,063,733
Machinery - 1.4%
Caterpillar, Inc.	127,656	11,841,371
Cummins, Inc.	33,273	5,030,878
Deere & Company	63,619	6,925,564
Dover Corp.	33,507	2,692,287
Flowserve Corp.	28,151	1,363,071
Fortive Corp.	64,903	3,908,459
Illinois Tool Works, Inc.	67,201	8,902,116
Ingersoll-Rand PLC	55,796	4,537,331
PACCAR, Inc.	75,627	5,082,134
Parker-Hannifin Corp.	28,785	4,614,811
Pentair PLC	36,041	2,262,654
Snap-on, Inc.	12,520	2,111,748
Stanley Black & Decker, Inc.	33,530	4,455,131
Xylem, Inc.	38,706	1,943,815
		65,671,370
Professional services - 0.3%
Equifax, Inc.	25,826	3,531,447
Nielsen Holdings PLC	72,410	2,991,257
Robert Half International, Inc.	27,806	1,357,767
The Dun & Bradstreet Corp.	7,940	857,044
Verisk Analytics, Inc. (I)	33,581	2,724,762
		11,462,277
Road and rail - 0.9%
CSX Corp.	199,320	9,278,346
J.B. Hunt Transport Services, Inc.	18,967	1,740,033
Kansas City Southern	23,202	1,989,804
Norfolk Southern Corp.	62,996	7,053,662
Ryder System, Inc.	11,767	887,702
Union Pacific Corp.	176,386	18,682,805
		39,632,352
Trading companies and distributors - 0.2%
Fastenal Company	62,332	3,210,098
United Rentals, Inc. (I)	18,171	2,272,284
W.W. Grainger, Inc.	11,763	2,737,956
		8,220,338
		442,611,504
Information technology - 21.3%
Communications equipment - 1.0%
Cisco Systems, Inc.	1,086,909	36,737,524
F5 Networks, Inc. (I)	13,959	1,990,135
Harris Corp.	26,807	2,982,815
Juniper Networks, Inc.	82,004	2,282,171
Motorola Solutions, Inc.	35,803	3,086,935
		47,079,580
Electronic equipment, instruments and components - 0.4%
Amphenol Corp., Class A	66,566	4,737,502

500 Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Electronic equipment, instruments and components (continued)
Corning, Inc.	200,332	$5,408,964
FLIR Systems, Inc.	29,535	1,071,530
TE Connectivity, Ltd.	76,665	5,715,376
		16,933,372
Internet software and services - 4.4%
Akamai Technologies, Inc. (I)	37,383	2,231,765
Alphabet, Inc., Class A (I)	64,316	54,527,105
Alphabet, Inc., Class C (I)	64,027	53,114,238
eBay, Inc. (I)	219,077	7,354,415
Facebook, Inc., Class A (I)	510,040	72,451,182
VeriSign, Inc. (I)(L)	19,753	1,720,684
Yahoo!, Inc. (I)	189,352	8,787,826
		200,187,215
IT services - 3.6%
Accenture PLC, Class A	134,888	16,170,373
Alliance Data Systems Corp.	11,961	2,978,289
Automatic Data Processing, Inc.	97,334	9,966,028
Cognizant Technology Solutions Corp., Class A (I)	130,871	7,789,442
CSRA, Inc.	31,307	916,982
Fidelity National Information Services, Inc.	70,798	5,636,937
Fiserv, Inc. (I)	46,813	5,398,007
Global Payments, Inc.	33,154	2,674,865
IBM Corp.	185,917	32,375,586
Mastercard, Inc., Class A	203,983	22,941,968
Paychex, Inc.	69,427	4,089,250
PayPal Holdings, Inc. (I)	242,061	10,413,464
Teradata Corp. (I)	28,266	879,638
The Western Union Company	105,251	2,141,858
Total System Services, Inc.	36,034	1,926,378
Visa, Inc., Class A	402,930	35,808,389
		162,107,454
Semiconductors and semiconductor equipment - 3.3%
Advanced Micro Devices, Inc. (I)	167,504	2,437,183
Analog Devices, Inc.	78,497	6,432,829
Applied Materials, Inc.	233,201	9,071,519
Broadcom, Ltd.	86,916	19,031,114
Intel Corp.	1,022,390	36,877,607
KLA-Tencor Corp.	33,706	3,204,429
Lam Research Corp.	35,121	4,508,132
Microchip Technology, Inc.	46,585	3,437,041
Micron Technology, Inc. (I)	222,679	6,435,423
NVIDIA Corp.	127,608	13,900,339
Qorvo, Inc. (I)	27,543	1,888,348
QUALCOMM, Inc.	320,884	18,399,489
Skyworks Solutions, Inc.	40,107	3,929,684
Texas Instruments, Inc.	217,254	17,501,982
Versum Materials Inc	799	24,449
Xilinx, Inc.	54,444	3,151,763
		150,231,331

5

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS  — March 31, 2017 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Software - 4.4%
Activision Blizzard, Inc.	150,213	$7,489,620
Adobe Systems, Inc. (I)	107,282	13,960,607
Autodesk, Inc. (I)	42,249	3,653,271
CA, Inc.	67,849	2,152,170
Citrix Systems, Inc. (I)	33,635	2,804,823
Electronic Arts, Inc. (I)	66,853	5,984,681
Intuit, Inc.	52,610	6,102,234
Microsoft Corp.	1,673,661	110,227,313
Oracle Corp.	649,657	28,981,199
Red Hat, Inc. (I)	38,732	3,350,318
salesforce.com, Inc. (I)	141,934	11,708,136
Symantec Corp.	134,504	4,126,583
Synopsys, Inc. (I)	32,866	2,370,625
		202,911,580
Technology hardware, storage and peripherals - 4.2%
Apple, Inc.	1,136,354	163,248,616
Hewlett Packard Enterprise Company	359,423	8,518,325
HP, Inc.	369,099	6,599,490
NetApp, Inc.	59,403	2,486,016
Seagate Technology PLC	63,540	2,918,392
Western Digital Corp.	61,589	5,082,940
Xerox Corp.	183,556	1,347,301
		190,201,080
		969,651,612
Materials - 2.7%
Chemicals - 2.0%
AdvanSix, Inc. (I)	223	6,092
Air Products & Chemicals, Inc.	46,893	6,344,154
Albemarle Corp.	24,264	2,563,249
CF Industries Holdings, Inc.	50,239	1,474,515
E.I. du Pont de Nemours & Company	187,573	15,067,739
Eastman Chemical Company	31,650	2,557,320
Ecolab, Inc.	56,616	7,096,249
FMC Corp.	28,858	2,008,228
International Flavors & Fragrances, Inc.	17,125	2,269,576
LyondellBasell Industries NV, Class A	72,103	6,575,073
Monsanto Company	94,488	10,696,042
PPG Industries, Inc.	55,662	5,848,963
Praxair, Inc.	61,560	7,301,016
The Dow Chemical Company	241,813	15,364,798
The Mosaic Company	75,500	2,203,090
The Sherwin-Williams Company	17,440	5,409,714
		92,785,818
Construction materials - 0.1%
Martin Marietta Materials, Inc.	13,702	2,990,462
Vulcan Materials Company	28,563	3,441,270
		6,431,732
Containers and packaging - 0.3%
Avery Dennison Corp.	19,189	1,546,633
Ball Corp.	37,702	2,799,751
International Paper Company	88,725	4,505,456

500 Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials (continued)
Containers and packaging (continued)
Sealed Air Corp.	41,275	$1,798,765
WestRock Company	54,144	2,817,112
		13,467,717
Metals and mining - 0.3%
Freeport-McMoRan, Inc. (I)	285,805	3,818,355
Newmont Mining Corp.	114,513	3,774,348
Nucor Corp.	68,712	4,103,481
		11,696,184
		124,381,451
Real estate - 2.8%
Equity real estate investment trusts - 2.8%
Alexandria Real Estate Equities, Inc.	19,476	2,152,488
American Tower Corp.	92,999	11,303,098
Apartment Investment & Management Company, Class A	33,820	1,499,917
AvalonBay Communities, Inc.	29,627	5,439,517
Boston Properties, Inc.	33,173	4,392,437
Crown Castle International Corp.	77,810	7,349,155
Digital Realty Trust, Inc.	34,328	3,652,156
Equinix, Inc.	15,406	6,168,100
Equity Residential	80,959	5,037,269
Essex Property Trust, Inc.	14,132	3,271,982
Extra Space Storage, Inc.	27,126	2,017,903
Federal Realty Investment Trust	15,483	2,066,981
GGP, Inc.	125,831	2,916,763
HCP, Inc.	100,747	3,151,366
Host Hotels & Resorts, Inc.	159,595	2,978,043
Iron Mountain, Inc.	52,502	1,872,746
Kimco Realty Corp.	91,563	2,022,627
Mid-America Apartment Communities, Inc.	24,493	2,491,918
Prologis, Inc.	116,648	6,051,698
Public Storage	32,179	7,044,305
Realty Income Corp.	59,170	3,522,390
Regency Centers Corp.	32,056	2,128,198
Simon Property Group, Inc.	69,324	11,925,808
SL Green Realty Corp.	21,996	2,345,214
The Macerich Company	26,315	1,694,686
UDR, Inc.	57,565	2,087,307
Ventas, Inc.	76,413	4,969,902
Vornado Realty Trust	37,103	3,721,802
Welltower, Inc.	78,210	5,538,832
Weyerhaeuser Company	165,237	5,614,753
		126,429,361
Real estate management and development - 0.0%
CBRE Group, Inc., Class A (I)	64,638	2,248,756
		128,678,117
Telecommunication services - 2.3%
Diversified telecommunication services - 2.3%
AT&T, Inc.	1,330,256	55,272,137
CenturyLink, Inc. (L)	117,740	2,775,132

6

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS  — March 31, 2017 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunication services (continued)
Diversified telecommunication services (continued)
Level 3 Communications, Inc. (I)	62,867	$3,597,250
Verizon Communications, Inc.	882,948	43,043,715
		104,688,234
Utilities - 3.1%
Electric utilities - 1.9%
Alliant Energy Corp.	49,104	1,945,009
American Electric Power Company, Inc.	106,086	7,121,553
Duke Energy Corp.	151,774	12,446,986
Edison International	70,324	5,598,494
Entergy Corp.	38,612	2,932,968
Eversource Energy	68,423	4,021,904
Exelon Corp.	202,828	7,297,751
FirstEnergy Corp.	97,012	3,086,922
NextEra Energy, Inc.	100,832	12,943,804
PG&E Corp.	111,093	7,372,131
Pinnacle West Capital Corp.	24,031	2,003,705
PPL Corp.	146,604	5,481,524
The Southern Company	215,027	10,704,044
Xcel Energy, Inc.	109,620	4,872,609
		87,829,404
Independent power and renewable electricity producers - 0.1%
AES Corp.	141,963	1,587,146
NRG Energy, Inc.	68,343	1,278,014
		2,865,160
Multi-utilities - 1.0%
Ameren Corp.	52,359	2,858,278
CenterPoint Energy, Inc.	93,011	2,564,313
CMS Energy Corp.	60,269	2,696,435
Consolidated Edison, Inc.	65,761	5,106,999
Dominion Resources, Inc.	136,948	10,623,056
DTE Energy Company	38,737	3,955,435
NiSource, Inc.	69,702	1,658,211
Public Service Enterprise Group, Inc.	109,141	4,840,403
SCANA Corp.	30,840	2,015,394
Sempra Energy	53,935	5,959,818
WEC Energy Group, Inc.	68,117	4,129,934
		46,408,276
Water utilities - 0.1%
American Water Works Company, Inc.	38,206	2,971,281
		140,074,121
TOTAL COMMON STOCKS (Cost $2,458,687,535)		$4,390,101,851

SECURITIES LENDING COLLATERAL - 0.3%
John Hancock Collateral Trust, 0.9609% (W)(Y)	1,335,936	13,367,909
TOTAL SECURITIES LENDING COLLATERAL (Cost $13,368,503)		$13,367,909

500 Index Trust B (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 3.7%
Repurchase agreement - 3.7%
Repurchase Agreement with State Street Corp. dated 03/31/2017 at 0.220% to be repurchased at $169,263,103 on 04/03/2017, collateralized by $191,055,000 U.S. Treasury Bonds, 2.500% due 05/15/2046 (valued at $172,648,379, including interest)	$169,260,000	$169,260,000
TOTAL SHORT-TERM INVESTMENTS (Cost $169,260,000)		$169,260,000
Total Investments (500 Index Trust B) (Cost $2,641,316,038) - 100.3%		$4,572,729,760
Other assets and liabilities, net - (0.3%)		(12,335,542)
TOTAL NET ASSETS - 100.0%		$4,560,394,218

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 3-31-17. The value of securities on loan amounted to $13,091,540.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 3-31-17.

7

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	1,403	Long	Jun 2017	$165,745,933	$165,497,880	($248,053)
						($248,053)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

8

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS  — March 31, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 29.1%
U.S. Government - 11.2%
Treasury Inflation Protected Securities
0.375%, 07/15/2025	$4,105,558	$4,116,479
0.375%, 01/15/2027 (L)	1,969,010	1,960,934
U.S. Treasury Bonds
2.500%, 02/15/2045	4,501,000	4,043,163
2.750%, 11/15/2042	8,330,000	7,929,444
2.875%, 11/15/2046 (L)	22,853,000	22,165,627
U.S. Treasury Notes
1.625%, 03/15/2020	255,000	255,887
2.000%, 07/31/2022 to 02/15/2025	3,700,000	3,665,394
2.250%, 02/15/2027 (L)	37,234,000	36,754,017
2.375%, 12/31/2020 (L)	2,500,000	2,558,693
		83,449,638
U.S. Government Agency - 17.9%
Federal Home Loan Mortgage Corp.
3.000%, 03/01/2043	1,729,643	1,729,102
3.500%, 10/01/2046	10,811,881	11,119,738
4.000%, 01/01/2041 to 02/01/2044	2,907,701	3,073,672
4.500%, 09/01/2023 to 10/01/2041	4,070,375	4,379,722
5.000%, 03/01/2041	325,497	356,216
Federal National Mortgage Association
2.848%, 08/01/2034 (P)	825,045	860,740
3.000%, TBA (C)	22,250,000	22,065,743
3.000%, 07/01/2027 to 05/01/2043	4,230,334	4,237,724
3.372%, 07/01/2033 (P)	40,841	43,057
3.500%, TBA (C)	13,000,000	13,298,594
3.500%, 02/01/2026 to 04/01/2045	11,345,401	11,708,295
4.000%, TBA (C)	8,000,000	8,391,875
4.000%, 10/01/2025 to 07/01/2046	18,528,309	19,507,964
4.500%, 08/01/2040 to 08/01/2041	9,078,553	9,789,987
5.000%, 05/01/2018 to 04/01/2041	5,838,715	6,384,587
5.500%, 02/01/2018 to 11/01/2039	5,337,899	5,949,256
6.000%, 05/01/2035 to 02/01/2036	3,151,268	3,575,935
6.500%, 01/01/2039 to 06/01/2039	1,130,945	1,299,415
7.000%, 06/01/2017 to 06/01/2032	219,386	256,678
7.500%, 09/01/2029 to 08/01/2031	46,011	54,162
Government National Mortgage Association
4.000%, 02/15/2041	3,223,930	3,433,737
5.000%, 04/15/2035	536,631	588,515
5.500%, 03/15/2035	330,086	373,380

Active Bond Trust (continued)

		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
6.000%, 03/15/2033 to 06/15/2033		$263,446	$303,052
6.500%, 09/15/2028 to 08/15/2031		68,263	78,500
7.000%, 04/15/2029		48,971	57,031
8.000%, 10/15/2026		24,164	28,282
			132,944,959
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $212,103,657)			$216,394,597

FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
Argentina - 0.2%
City of Buenos Aires 7.500%, 06/01/2027(S)		250,000	258,550
Provincia de Buenos Aires 7.875%, 06/15/2027(S)		440,000	445,588
Republic of Argentina
6.875%, 01/26/2027 (S)		210,000	212,520
7.500%, 04/22/2026 (S)		500,000	530,500
8.280%, 12/31/2033		231,336	247,183
Republic of Argentina, GDP-Linked Note 4.513%, 12/15/2035(I)*	ARS	19,532,033	142,167
			1,836,508
Brazil - 0.1%
Federative Republic of Brazil 10.000%, 01/01/2023	BRL	2,785,000	914,702
Germany - 0.2%
Federal Republic of Germany 6.250%, 01/04/2030	EUR	725,000	1,325,593
Mexico - 0.1%
Government of Mexico 8.000%, 12/07/2023	MXN	11,861,100	667,753
Panama - 0.1%
Republic of Panama
8.875%, 09/30/2027		$344,000	484,610
9.375%, 04/01/2029		130,000	190,450
			675,060
United Kingdom - 0.0%
Government of United Kingdom 6.000%, 12/07/2028	GBP	85,000	162,333
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $5,262,013)			$5,581,949

CORPORATE BONDS - 42.1%
Consumer discretionary - 4.5%
21st Century Fox America, Inc.
6.650%, 11/15/2037		$500,000	625,419
6.750%, 01/09/2038		108,000	129,564

9

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS  — March 31, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
7.750%, 12/01/2045	$491,000	$678,737
Advance Auto Parts, Inc. 4.500%, 12/01/2023	650,000	684,167
Altice Financing SA
6.500%, 01/15/2022 (S)	125,000	130,999
6.625%, 02/15/2023 (S)	275,000	286,000
American Honda Finance Corp.
1.700%, 02/22/2019	535,000	534,376
2.000%, 02/14/2020	760,000	762,360
AutoZone, Inc. 3.125%, 04/21/2026	535,000	510,106
BMW US Capital LLC 2.150%, 04/06/2020 (S)	540,000	540,006
Brinker International, Inc. 3.875%, 05/15/2023	740,000	700,225
CCM Merger, Inc. 6.000%, 03/15/2022 (S)	260,000	265,200
Cengage Learning, Inc. 9.500%, 06/15/2024 (L)(S)	255,000	228,225
Charter Communications Operating LLC 6.484%, 10/23/2045	735,000	847,992
Chester Downs & Marina LLC 9.250%, 02/01/2020 (S)	360,000	368,100
Clear Channel Worldwide Holdings, Inc. 6.500%, 11/15/2022	329,000	341,541
Comcast Corp. 6.550%, 07/01/2039	1,000,000	1,294,936
Eldorado Resorts, Inc. 7.000%, 08/01/2023	185,000	198,413
Expedia, Inc. 5.000%, 02/15/2026	960,000	1,025,898
Ford Motor Company 4.750%, 01/15/2043	215,000	201,934
Ford Motor Credit Company LLC
2.262%, 03/28/2019	365,000	365,932
5.875%, 08/02/2021	889,000	988,579
General Motors Company
4.875%, 10/02/2023	755,000	805,406
6.250%, 10/02/2043	455,000	501,289
General Motors Financial Company, Inc.
4.000%, 01/15/2025	675,000	678,325
4.300%, 07/13/2025	665,000	675,288
GLP Capital LP 5.375%, 04/15/2026	285,000	294,263
Grain Spectrum Funding II LLC 3.290%, 10/10/2019 (S)	477,410	468,750
Hilton Grand Vacations Borrower LLC 6.125%, 12/01/2024 (S)	175,000	183,750
Hyatt Hotels Corp. 3.375%, 07/15/2023	660,000	664,809
International Game Technology PLC 6.500%, 02/15/2025 (S)	245,000	260,925

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Jacobs Entertainment, Inc. 7.875%, 02/01/2024 (S)	$88,000	$90,530
L Brands, Inc.
6.625%, 04/01/2021	435,000	474,629
6.875%, 11/01/2035	240,000	231,600
Lear Corp. 5.250%, 01/15/2025	384,000	404,893
Lions Gate Entertainment Corp. 5.875%, 11/01/2024 (S)	200,000	207,500
Marriott International, Inc. 3.125%, 06/15/2026	500,000	481,730
McGraw-Hill Global Education Holdings LLC 7.875%, 05/15/2024 (S)	105,000	101,325
MDC Holdings, Inc. 5.500%, 01/15/2024	670,000	690,100
MDC Partners, Inc. 6.500%, 05/01/2024 (S)	185,000	176,444
Midcontinent Communications 6.875%, 08/15/2023 (S)	215,000	228,706
Mohegan Tribal Gaming Authority 7.875%, 10/15/2024 (S)	335,000	339,606
Myriad International Holdings BV 5.500%, 07/21/2025 (S)	565,000	585,905
Nemak SAB de CV 5.500%, 02/28/2023 (S)	230,000	238,913
Newell Brands, Inc. 2.150%, 10/15/2018	215,000	215,894
Omnicom Group, Inc. 3.600%, 04/15/2026	340,000	339,792
Pearson Funding Five PLC 3.250%, 05/08/2023 (S)	660,000	624,547
QVC, Inc.
4.375%, 03/15/2023	410,000	411,127
5.125%, 07/02/2022	250,000	262,401
5.450%, 08/15/2034 (L)	345,000	318,103
Scripps Networks Interactive, Inc. 2.800%, 06/15/2020	600,000	606,205
Seminole Tribe of Florida, Inc. 6.535%, 10/01/2020 (S)	105,000	106,050
Service Corp. International 5.375%, 05/15/2024	300,000	312,105
Sinclair Television Group, Inc. 5.625%, 08/01/2024 (S)	295,000	298,688
Sirius XM Radio, Inc.
5.250%, 08/15/2022 (S)	323,000	333,901
5.375%, 04/15/2025 to 07/15/2026 (S)	765,000	782,533
Time Warner Cable LLC
5.500%, 09/01/2041	450,000	459,929
8.250%, 04/01/2019	410,000	457,059
Time Warner Companies, Inc. 7.570%, 02/01/2024	716,000	880,205

10

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS  — March 31, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Time Warner Entertainment Company LP 8.375%, 07/15/2033	$300,000	$400,223
Time Warner, Inc.
3.800%, 02/15/2027	505,000	499,438
7.625%, 04/15/2031	451,000	608,037
Toll Brothers Finance Corp. 4.000%, 12/31/2018	600,000	615,000
Viacom, Inc. 4.375%, 03/15/2043	1,352,000	1,171,561
Vista Outdoor, Inc. 5.875%, 10/01/2023	361,000	351,073
Waterford Gaming LLC 8.625%, 09/15/2014 (H)(S)	341,969	0
WMG Acquisition Corp.
4.875%, 11/01/2024 (S)	230,000	231,150
6.750%, 04/15/2022 (S)	430,000	452,038
Wyndham Worldwide Corp. 4.500%, 04/01/2027	700,000	705,119
Yum! Brands, Inc.
5.350%, 11/01/2043	600,000	522,000
6.250%, 03/15/2018	155,000	160,086
6.875%, 11/15/2037	292,000	300,760
ZF North America Capital, Inc. 4.750%, 04/29/2025 (S)	195,000	201,825
		33,120,244
Consumer staples - 2.1%
Anheuser-Busch Companies LLC 6.500%, 02/01/2043	540,000	722,752
Anheuser-Busch InBev Finance, Inc. 4.900%, 02/01/2046	1,145,000	1,236,301
Anheuser-Busch InBev Worldwide, Inc. 6.500%, 07/15/2018	715,000	757,991
Bunge, Ltd. Finance Corp.
3.250%, 08/15/2026	500,000	483,199
8.500%, 06/15/2019	295,000	334,430
CVS Health Corp.
2.875%, 06/01/2026	365,000	348,056
5.125%, 07/20/2045	625,000	688,423
CVS Pass-Through Trust 8.353%, 07/10/2031 (S)	1,092,810	1,406,387
Fomento Economico Mexicano SAB de CV 4.375%, 05/10/2043	1,000,000	969,132
Kraft Heinz Foods Company
2.000%, 07/02/2018	500,000	501,190
4.875%, 02/15/2025 (S)	312,000	333,510
5.200%, 07/15/2045 (L)	524,000	543,092
6.125%, 08/23/2018	817,000	863,837
Kronos Acquisition Holdings, Inc. 9.000%, 08/15/2023 (S)	295,000	300,163
Molson Coors Brewing Company
1.450%, 07/15/2019	483,000	476,706
3.000%, 07/15/2026	440,000	418,366

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Mondelez International Holdings Netherlands BV 1.625%, 10/28/2019 (S)	$525,000	$517,029
Post Holdings, Inc.
5.750%, 03/01/2027 (S)	245,000	244,388
7.750%, 03/15/2024 (S)	355,000	391,462
Revlon Consumer Products Corp.
5.750%, 02/15/2021	280,000	279,650
6.250%, 08/01/2024	315,000	314,213
Reynolds American, Inc. 4.850%, 09/15/2023	1,000,000	1,084,893
Safeway, Inc. 6.350%, 08/15/2017	164,000	165,640
SUPERVALU, Inc. 7.750%, 11/15/2022 (L)	230,000	225,688
The Kroger Company 7.000%, 05/01/2018	1,105,000	1,166,662
Vector Group, Ltd. 6.125%, 02/01/2025 (S)	190,000	194,038
Whole Foods Market, Inc. 5.200%, 12/03/2025	750,000	796,272
		15,763,470
Energy - 6.0%
Anadarko Petroleum Corp.
4.500%, 07/15/2044 (L)	400,000	377,212
5.550%, 03/15/2026	800,000	887,742
Antero Midstream Partners LP 5.375%, 09/15/2024(S)	380,000	385,700
Apache Corp. 5.100%, 09/01/2040	325,000	334,321
Boardwalk Pipelines LP
3.375%, 02/01/2023	850,000	828,196
4.450%, 07/15/2027	188,000	189,919
BP Capital Markets PLC 2.750%, 05/10/2023	530,000	523,295
Buckeye Partners LP 3.950%, 12/01/2026	500,000	489,644
Cameron International Corp. 5.950%, 06/01/2041	1,178,000	1,364,923
Cenovus Energy, Inc. 4.450%, 09/15/2042	520,000	460,370
Cheniere Corpus Christi Holdings LLC 5.875%, 03/31/2025(S)	220,000	229,350
Cimarex Energy Company 4.375%, 06/01/2024	745,000	773,827
CNOOC Finance 2003, Ltd. 5.500%, 05/21/2033(S)	545,000	610,992
Colorado Interstate Gas Company LLC 4.150%, 08/15/2026(S)	247,000	241,379
Columbia Pipeline Group, Inc. 4.500%, 06/01/2025	650,000	680,938
ConocoPhillips Company
2.875%, 11/15/2021	450,000	453,778
5.950%, 03/15/2046	575,000	713,292

11

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS  — March 31, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Continental Resources, Inc.
4.900%, 06/01/2044	$400,000	$344,000
5.000%, 09/15/2022	686,000	692,860
DCP Midstream Operating LP
2.700%, 04/01/2019	330,000	326,700
9.750%, 03/15/2019 (S)	350,000	392,875
DCP Midstream Operating LP (5.850% to 05/21/2023, then 3 month LIBOR + 3.850%) 05/21/2043(S)	355,000	328,375
Devon Energy Corp. 5.000%, 06/15/2045	600,000	601,835
Devon Financing Company LLC 7.875%, 09/30/2031	874,000	1,128,695
Enbridge Energy Partners LP
4.375%, 10/15/2020	290,000	305,667
7.500%, 04/15/2038	600,000	710,783
8.050%, 10/01/2077 (P)	355,000	345,238
Enbridge, Inc. 4.250%, 12/01/2026	410,000	418,495
Energen Corp. 4.625%, 09/01/2021	500,000	497,350
Energy Transfer Partners LP
4.150%, 10/01/2020	1,000,000	1,038,275
4.200%, 04/15/2027	181,000	178,806
5.150%, 03/15/2045	405,000	380,865
5.950%, 10/01/2043	300,000	310,538
9.700%, 03/15/2019	230,000	261,518
EnLink Midstream Partners LP 4.850%, 07/15/2026(L)	432,000	445,729
Enterprise Products Operating LLC
4.742%, 08/01/2066 (P)	390,000	389,025
6.650%, 04/15/2018	750,000	786,573
6.875%, 03/01/2033	471,000	578,861
Fortive Corp. 3.150%, 06/15/2026(S)	700,000	691,972
Gulfport Energy Corp. 6.000%, 10/15/2024(S)	105,000	101,850
Hess Corp.
5.600%, 02/15/2041	400,000	400,521
5.800%, 04/01/2047	500,000	519,689
KCA Deutag UK Finance PLC 9.875%, 04/01/2022(S)	70,000	71,750
Kerr-McGee Corp. 6.950%, 07/01/2024	350,000	411,701
Kinder Morgan Energy Partners LP
5.000%, 10/01/2021	500,000	535,938
7.300%, 08/15/2033	603,000	702,943
7.750%, 03/15/2032	210,000	261,187
Kinder Morgan, Inc.
4.300%, 06/01/2025	305,000	311,562
5.550%, 06/01/2045	535,000	548,499
Lukoil International Finance BV 3.416%, 04/24/2018(S)	220,000	221,960
Marathon Oil Corp. 6.800%, 03/15/2032	785,000	896,934

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
National Oilwell Varco, Inc. 2.600%, 12/01/2022	$600,000	$574,173
Newfield Exploration Company
5.625%, 07/01/2024	613,000	645,949
5.750%, 01/30/2022	400,000	424,500
Nexen Energy ULC 6.400%, 05/15/2037	775,000	960,717
Noble Energy, Inc. 4.150%, 12/15/2021	600,000	629,488
Noble Holding International, Ltd. 5.250%, 03/15/2042	500,000	335,000
Occidental Petroleum Corp. 3.400%, 04/15/2026	755,000	753,464
ONEOK Partners LP
5.000%, 09/15/2023	220,000	235,796
6.650%, 10/01/2036	835,000	971,659
Petro-Canada 6.050%, 05/15/2018	745,000	780,012
Petrobras Global Finance BV
5.625%, 05/20/2043	600,000	495,120
7.375%, 01/17/2027	340,000	359,448
Petroleos Mexicanos
4.875%, 01/24/2022	450,000	462,915
5.375%, 03/13/2022 (S)	115,000	120,859
Plains All American Pipeline LP 4.900%, 02/15/2045	750,000	701,004
Regency Energy Partners LP
5.000%, 10/01/2022	145,000	154,171
5.500%, 04/15/2023	585,000	607,669
5.875%, 03/01/2022	45,000	49,477
Resolute Energy Corp. 8.500%, 05/01/2020	250,000	252,500
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028 (S)	750,000	738,624
5.750%, 05/15/2024	230,000	250,696
Shell International Finance BV 4.375%, 05/11/2045	730,000	740,792
Sinopec Group Overseas Development 2015, Ltd. 3.250%, 04/28/2025(S)	550,000	536,367
Spectra Energy Capital LLC 6.750%, 02/15/2032	589,000	681,497
Summit Midstream Holdings LLC 5.750%, 04/15/2025	350,000	348,250
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	1,080,000	1,064,731
3.900%, 07/15/2026	575,000	555,505
4.400%, 04/01/2021	424,000	446,155
Tallgrass Energy Partners LP 5.500%, 09/15/2024(S)	180,000	180,900
Teekay Offshore Partners LP 6.000%, 07/30/2019	535,000	480,163
Tesoro Logistics LP
5.250%, 01/15/2025	195,000	203,531
6.125%, 10/15/2021	430,000	449,888
6.375%, 05/01/2024	365,000	395,113

12

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS  — March 31, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Williams Partners LP
4.300%, 03/04/2024	$700,000	$720,219
4.875%, 05/15/2023 to 03/15/2024	1,040,000	1,070,129
YPF SA 8.500%, 07/28/2025(S)	515,000	558,621
		44,619,549
Financials - 13.1%
Ally Financial, Inc.
3.250%, 11/05/2018	290,000	291,995
5.125%, 09/30/2024	680,000	699,550
American Express Bank FSB 6.000%, 09/13/2017	585,000	596,623
American International Group, Inc. 3.900%, 04/01/2026	830,000	831,492
American International Group, Inc. (6.250% to 03/15/2037, then 3 month LIBOR + 2.056%) 03/15/2087	100,000	102,000
Ameriprise Financial, Inc. 2.875%, 09/15/2026	500,000	480,338
Aquarius & Investments PLC (6.375% to 09/01/2019, then 5 Year U.S. Swap Rate + 5.210%) 09/01/2024	220,000	234,300
Ares Capital Corp. 3.875%, 01/15/2020	360,000	367,153
Assurant, Inc. 4.000%, 03/15/2023	1,260,000	1,273,120
Australia & New Zealand Banking Group, Ltd. (6.750% to 06/15/2026, then 5 Year U.S. ISDAFIX + 5.168%) 06/15/2026(Q)(S)	235,000	258,294
AXA SA 8.600%, 12/15/2030	220,000	305,580
AXA SA (6.379% to 12/14/2036, then 3 month LIBOR + 2.256%) 12/14/2036(Q)(S)	115,000	125,134
AXA SA (6.463% to 12/14/2018, then 3 month LIBOR + 1.449%) 12/14/2018(Q)(S)	1,440,000	1,444,493
Bank of America Corp.
3.950%, 04/21/2025	515,000	512,721
4.200%, 08/26/2024	225,000	229,102
4.250%, 10/22/2026	345,000	350,283
4.450%, 03/03/2026	715,000	733,193
5.000%, 05/13/2021	1,000,000	1,085,672
7.625%, 06/01/2019	1,065,000	1,187,151
Bank of America Corp. (6.300% to 03/10/2026, then 3 month LIBOR + 4.553%) 03/10/2026(Q)	835,000	908,063

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (8.000% to 01/30/2018, then 3 month LIBOR + 3.630%) 01/30/2018(Q)	$525,000	$540,750
BankUnited, Inc. 4.875%, 11/17/2025	330,000	331,749
Barclays Bank PLC 10.179%, 06/12/2021(S)	320,000	401,257
Barclays PLC 4.375%, 01/12/2026	300,000	304,006
BPCE SA
4.500%, 03/15/2025 (S)	405,000	398,387
5.700%, 10/22/2023 (S)	540,000	572,692
Branch Banking & Trust Company 2.100%, 01/15/2020	730,000	730,857
Capital One Financial Corp.
2.450%, 04/24/2019	395,000	397,242
3.500%, 06/15/2023	1,023,000	1,030,854
3.750%, 07/28/2026	1,300,000	1,257,461
4.200%, 10/29/2025	525,000	527,043
Capital One Financial Corp. (5.550% to 06/01/2020, then 3 month LIBOR + 3.800%) 06/01/2020(Q)	375,000	389,063
Capital One NA 2.350%, 08/17/2018	410,000	412,561
Citigroup, Inc.
3.500%, 05/15/2023	1,060,000	1,067,553
4.500%, 01/14/2022	1,000,000	1,070,055
4.600%, 03/09/2026	615,000	631,495
Citigroup, Inc. (5.875% to 03/27/2020, then 3 month LIBOR + 4.059%) 03/27/2020(Q)	355,000	367,203
Citigroup, Inc. (6.250% to 08/15/2026, then 3 month LIBOR + 4.517%) 08/15/2026(Q)	590,000	636,463
CNO Financial Group, Inc. 5.250%, 05/30/2025	410,000	420,508
Commerzbank AG 8.125%, 09/19/2023(S)	375,000	439,113
Cooperatieve Rabobank UA (11.000% to 06/30/2019, then 3 month LIBOR + 10.868%) 06/30/2019(Q)(S)	498,000	581,415
Credit Acceptance Corp. 6.125%, 02/15/2021	325,000	324,188
Credit Agricole SA 4.375%, 03/17/2025(S)	600,000	595,640
Credit Agricole SA (7.875% to 01/23/2024, then 5 Year U.S. Swap Rate + 4.898%) 01/23/2024(Q)(S)	310,000	315,193

13

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS  — March 31, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Credit Agricole SA (8.125% to 09/19/2018, then 5 Year U.S. Swap Rate + 6.283%) 09/19/2033(S)	$350,000	$375,403
Credit Suisse Group AG (7.500% to 12/11/2023, then 5 Year U.S. Swap Rate + 4.598%) 12/11/2023(Q)(S)	245,000	265,480
Credit Suisse Group Funding Guernsey, Ltd. 4.550%, 04/17/2026	405,000	418,548
Credito Real SAB de CV 7.250%, 07/20/2023(S)	250,000	253,125
Discover Bank 2.600%, 11/13/2018	370,000	373,426
Discover Financial Services
3.950%, 11/06/2024	890,000	891,285
5.200%, 04/27/2022	270,000	291,260
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust 6.125%, 11/30/2021(S)	56,668	58,227
Enova International, Inc. 9.750%, 06/01/2021	395,000	400,925
Fifth Third Bancorp (5.100% to 06/30/2023, then 3 month LIBOR + 3.033%) 06/30/2023(Q)	320,000	316,800
Flagstar Bancorp, Inc. 6.125%, 07/15/2021	297,000	316,572
FS Investment Corp.
4.000%, 07/15/2019	335,000	337,894
4.250%, 01/15/2020	330,000	332,466
HBOS PLC 6.750%, 05/21/2018(S)	570,000	596,887
HCP, Inc. 3.875%, 08/15/2024	800,000	804,398
HSBC Holdings PLC (6.375% to 09/17/2024, then 5 Year U.S. ISDAFIX + 3.705%) 09/17/2024(Q)	185,000	186,156
HSBC Holdings PLC (6.875% to 06/01/2021, then 5 Year U.S. ISDAFIX + 5.514%) 06/01/2021(L)(Q)	360,000	383,400
ING Bank NV 5.800%, 09/25/2023(S)	480,000	533,971
ING Groep NV (6.500% to 04/16/2025, then 5 Year U.S. Swap Rate + 4.446%) 04/16/2025(Q)	200,000	198,700
Invesco Finance PLC 3.125%, 11/30/2022	850,000	855,313
Jefferies Group LLC
4.850%, 01/15/2027	584,000	596,076
5.125%, 04/13/2018	600,000	618,769
6.875%, 04/15/2021	545,000	622,113

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
8.500%, 07/15/2019	$715,000	$809,897
JPMorgan Chase & Co.
3.200%, 06/15/2026	475,000	461,155
3.375%, 05/01/2023	1,250,000	1,251,875
4.125%, 12/15/2026	600,000	611,277
4.500%, 01/24/2022	1,300,000	1,400,851
4.625%, 05/10/2021	720,000	775,613
6.300%, 04/23/2019	1,000,000	1,086,369
JPMorgan Chase & Co. (5.300% to 05/01/2020, then 3 month LIBOR + 3.800%) 05/01/2020(Q)	530,000	549,213
JPMorgan Chase & Co. (6.750% to 02/01/2024, then 3 month LIBOR + 3.780%) 02/01/2024(Q)	520,000	573,300
Ladder Capital Finance Holdings LLLP 5.250%, 03/15/2022(S)	130,000	130,975
Legg Mason, Inc.
3.950%, 07/15/2024	660,000	667,231
4.750%, 03/15/2026	825,000	865,450
Leucadia National Corp. 5.500%, 10/18/2023	1,490,000	1,586,616
Liberty Mutual Group, Inc. 4.250%, 06/15/2023(S)	1,000,000	1,050,071
Liberty Mutual Group, Inc. (7.800% to 03/15/2037, then 3 month LIBOR +3.576%) 03/07/2087(S)	675,000	776,250
Lincoln National Corp. 6.250%, 02/15/2020	1,000,000	1,102,070
Lloyds Banking Group PLC 4.650%, 03/24/2026	1,080,000	1,103,179
Lloyds Banking Group PLC (7.500% to 06/27/2024, then 5 Year U.S. Swap Rate + 4.760%) 06/27/2024(Q)	305,000	322,568
Loews Corp.
2.625%, 05/15/2023	630,000	618,843
3.750%, 04/01/2026	825,000	844,545
M&T Bank Corp. (5.125% to 11/01/2026, then 3 month LIBOR + 3.520%) 11/01/2026(Q)	485,000	482,575
Macquarie Bank, Ltd. 4.875%, 06/10/2025(S)	605,000	631,637
Macquarie Group, Ltd. 3.000%, 12/03/2018(S)	650,000	659,417
Manufacturers & Traders Trust Company 1.695%, 12/01/2021(P)	350,000	344,040
Markel Corp.
5.000%, 03/30/2043	1,270,000	1,294,526
5.350%, 06/01/2021	800,000	876,080
MetLife, Inc.

14

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS  — March 31, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
3.000%, 03/01/2025	$300,000	$295,615
6.400%, 12/15/2066	360,000	395,100
9.250%, 04/08/2068 (S)	220,000	303,875
MGIC Investment Corp. 5.750%, 08/15/2023	136,000	143,480
Montpelier Re Holdings, Ltd. 4.700%, 10/15/2022	1,080,000	1,157,545
Morgan Stanley
2.450%, 02/01/2019	295,000	297,713
3.875%, 01/27/2026	360,000	364,751
4.100%, 05/22/2023	900,000	929,386
5.500%, 01/26/2020	435,000	471,908
5.950%, 12/28/2017	565,000	582,549
6.625%, 04/01/2018	470,000	491,860
7.300%, 05/13/2019	910,000	1,005,846
Morgan Stanley (5.450% to 07/15/2019, then 3 month LIBOR + 3.610%) 07/15/2019(Q)	200,000	203,620
MSCI, Inc. 5.250%, 11/15/2024(S)	50,000	52,625
Nationstar Mortgage LLC
6.500%, 07/01/2021	320,000	324,000
7.875%, 10/01/2020	265,000	274,772
9.625%, 05/01/2019	195,000	200,363
Nationwide Mutual Insurance Company 3.421%, 12/15/2024(P)(S)	1,130,000	1,112,775
NewStar Financial, Inc. 7.250%, 05/01/2020	430,000	437,525
Nippon Life Insurance Company (5.100% to 10/16/2024, then 5 Year U.S. ISDAFIX + 3.650%) 10/16/2044(S)	410,000	433,063
Oil Casualty Insurance, Ltd. 8.000%, 09/15/2034(S)	1,127,000	1,251,570
Popular, Inc. 7.000%, 07/01/2019	320,000	334,000
Prudential Financial, Inc. (5.200% to 03/15/2024, then 3 month LIBOR + 3.040%) 03/15/2044	340,000	349,095
Prudential Financial, Inc. (5.875% to 09/15/2022, then 3 month LIBOR + 4.175%) 09/15/2042	266,000	289,076
Quicken Loans, Inc. 5.750%, 05/01/2025(S)	510,000	501,075
Radian Group, Inc.
5.250%, 06/15/2020	230,000	241,788
7.000%, 03/15/2021	410,000	453,563
Raymond James Financial, Inc.
3.625%, 09/15/2026	500,000	492,191
4.950%, 07/15/2046	500,000	497,705
Royal Bank of Scotland Group PLC
3.875%, 09/12/2023	500,000	492,710

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
4.800%, 04/05/2026	$460,000	$470,682
Royal Bank of Scotland Group PLC (8.000% to 08/10/2025, then 5 Year U.S. Swap Rate + 5.720%) 08/10/2025(Q)	300,000	297,750
Royal Bank of Scotland Group PLC (8.625% to 08/15/2021, then 5 Year U.S. Swap Rate + 7.598%) 08/15/2021(Q)	250,000	260,625
S&P Global, Inc.
4.000%, 06/15/2025	515,000	529,271
4.400%, 02/15/2026	315,000	334,280
Santander Holdings USA, Inc. 2.700%, 05/24/2019	765,000	768,556
Santander UK Group Holdings PLC 4.750%, 09/15/2025(S)	445,000	444,033
Sirius International Group, Ltd. (7.506% to 06/30/2017, then 3 month LIBOR + 3.200%) 06/30/2017(Q)(S)	390,000	397,800
Societe Generale SA (7.375% to 09/13/2021, then 5 Year U.S. Swap Rate + 6.238%) 09/13/2021(Q)(S)	470,000	477,332
Societe Generale SA (8.000% to 09/29/2025, then 5 Year U.S. ISDAFIX + 5.873%) 09/29/2025(Q)(S)	470,000	480,575
Societe Generale SA (8.250% to 11/29/2018, then 5 Year U.S. Swap Rate + 6.394%) 11/29/2018(Q)	335,000	350,464
Standard Chartered PLC 2.100%, 08/19/2019(S)	700,000	694,182
Stearns Holdings LLC 9.375%, 08/15/2020(S)	120,000	121,200
Stifel Financial Corp. 4.250%, 07/18/2024	1,695,000	1,715,955
Sumitomo Mitsui Banking Corp. 2.450%, 01/10/2019	470,000	473,509
Sumitomo Mitsui Trust Bank, Ltd. 2.050%, 03/06/2019(S)	770,000	768,810
Synovus Financial Corp. 7.875%, 02/15/2019	345,000	375,429
Teachers Insurance & Annuity Association of America 6.850%, 12/16/2039(S)	495,000	654,151
The Charles Schwab Corp. (7.000% to 02/01/2022, then 3 month LIBOR + 4.820%) 02/01/2022(Q)	1,000,000	1,137,500
The Goldman Sachs Group, Inc.
2.000%, 04/25/2019	360,000	359,305
2.300%, 12/13/2019	995,000	995,502
3.625%, 01/22/2023	1,200,000	1,230,004
3.750%, 05/22/2025	440,000	444,435

15

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS  — March 31, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
4.750%, 10/21/2045	$245,000	$258,417
5.950%, 01/18/2018	725,000	748,693
The Hartford Financial Services Group, Inc.
5.500%, 03/30/2020	500,000	544,046
6.625%, 03/30/2040	500,000	636,502
The Hartford Financial Services Group, Inc. (8.125% to 06/15/2018, then 3 month LIBOR + 4.603%) 06/15/2068	745,000	793,425
The PNC Financial Services Group, Inc. (4.850% to 06/01/2023, then 3 month LIBOR + 3.040%) 06/01/2023(Q)	385,000	382,956
The PNC Financial Services Group, Inc. (6.750% to 08/01/2021, then 3 month LIBOR + 3.678%) 08/01/2021(Q)	385,000	430,478
US Bank NA 2.000%, 01/24/2020	575,000	577,076
Voya Financial, Inc. 4.800%, 06/15/2046	700,000	691,667
Voya Financial, Inc. (5.650% to 05/15/2023, then 3 month LIBOR + 3.580%) 05/15/2053	535,000	544,363
Wells Fargo & Company
3.450%, 02/13/2023	900,000	908,096
4.650%, 11/04/2044	365,000	366,602
Wells Fargo & Company (5.875% to 06/15/2025, then 3 month LIBOR + 3.990%) 06/15/2025(Q)	1,220,000	1,315,089
Wells Fargo & Company, Series K (7.980% to 03/15/2018, then 3 month LIBOR + 3.770%) 03/15/2018(Q)	422,000	439,408
Westpac Banking Corp. 2.150%, 03/06/2020	955,000	955,019
Willis Towers Watson PLC 5.750%, 03/15/2021	1,350,000	1,481,220
XLIT, Ltd. 5.750%, 10/01/2021	1,000,000	1,110,540
		97,007,913
Health care - 2.4%
Abbott Laboratories 3.750%, 11/30/2026	1,200,000	1,198,360
AbbVie, Inc. 3.600%, 05/14/2025	570,000	570,054
Actavis Funding SCS 3.800%, 03/15/2025	450,000	453,217
Agilent Technologies, Inc. 3.875%, 07/15/2023	670,000	695,612
Amgen, Inc. 4.400%, 05/01/2045	263,000	255,204

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Anthem, Inc. 6.375%, 06/15/2037	$1,000,000	$1,228,640
Baxter International, Inc. 3.500%, 08/15/2046	500,000	428,188
Cigna Corp. 4.500%, 03/15/2021	1,100,000	1,174,363
Community Health Systems, Inc.
5.125%, 08/01/2021 (L)	375,000	370,781
8.000%, 11/15/2019 (L)	290,000	284,200
Covenant Surgical Partners, Inc. 8.750%, 08/01/2019 (S)	139,000	132,050
DaVita, Inc. 5.000%, 05/01/2025	425,000	423,674
Fresenius US Finance II, Inc. 4.500%, 01/15/2023 (S)	245,000	253,453
HCA, Inc.
5.250%, 04/15/2025 to 06/15/2026	780,000	823,163
7.500%, 02/15/2022	330,000	377,438
LifePoint Health, Inc. 5.375%, 05/01/2024 (S)	400,000	406,800
Medco Health Solutions, Inc. 7.125%, 03/15/2018	240,000	251,954
MEDNAX, Inc. 5.250%, 12/01/2023 (S)	85,000	86,700
Medtronic, Inc. 4.625%, 03/15/2045	405,000	435,009
Mylan NV
2.500%, 06/07/2019	366,000	367,641
3.950%, 06/15/2026	1,740,000	1,702,978
5.250%, 06/15/2046	250,000	255,683
Mylan, Inc. 2.600%, 06/24/2018	670,000	675,053
Quintiles IMS, Inc. 4.875%, 05/15/2023 (S)	155,000	157,131
Select Medical Corp. 6.375%, 06/01/2021	430,000	434,300
Shire Acquisitions Investments Ireland DAC
1.900%, 09/23/2019	560,000	555,534
3.200%, 09/23/2026	1,230,000	1,174,480
Team Health Holdings, Inc. 6.375%, 02/01/2025 (L)(S)	85,000	83,300
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036	49,000	54,260
UnitedHealth Group, Inc. 5.800%, 03/15/2036	540,000	665,905
Universal Health Services, Inc.
4.750%, 08/01/2022 (S)	345,000	354,488
5.000%, 06/01/2026 (S)	258,000	265,095
WellCare Health Plans, Inc. 5.750%, 11/15/2020	245,000	252,105
Zimmer Biomet Holdings, Inc. 3.550%, 04/01/2025	1,040,000	1,028,268
		17,875,081

16

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS  — March 31, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials - 4.5%
AECOM 5.125%, 03/15/2027 (S)	$570,000	$571,425
AerCap Global Aviation Trust (6.500% to 06/15/2025, then 3 month LIBOR + 4.300%) 06/15/2045 (L)(S)	380,000	396,625
AerCap Ireland Capital DAC 4.625%, 10/30/2020	475,000	501,945
Ahern Rentals, Inc. 7.375%, 05/15/2023 (S)	460,000	395,600
Air Canada 2013-1 Class C Pass Through Trust 6.625%, 05/15/2018 (S)	290,000	301,600
Air Lease Corp.
3.000%, 09/15/2023	785,000	766,998
3.375%, 01/15/2019	240,000	245,547
3.625%, 04/01/2027	375,000	364,440
3.875%, 04/01/2021	290,000	300,601
4.750%, 03/01/2020 (L)	500,000	530,262
5.625%, 04/01/2017	235,000	235,000
Aircastle, Ltd.
5.500%, 02/15/2022	225,000	241,313
6.250%, 12/01/2019	165,000	177,788
7.625%, 04/15/2020	125,000	140,156
American Airlines 2011-1 Class B Pass Through Trust 7.000%, 07/31/2019 (S)	316,502	326,789
American Airlines 2013-2 Class A Pass Through Trust 4.950%, 07/15/2024	483,347	514,103
American Airlines 2015-1 Class B Pass Through Trust 3.700%, 11/01/2024	355,856	347,849
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 07/15/2029	209,452	211,547
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 08/15/2030	195,000	196,706
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 08/15/2030	295,000	296,195
Arconic, Inc.
5.125%, 10/01/2024 (L)	455,000	470,015
5.720%, 02/23/2019	560,000	590,800
Ashtead Capital, Inc. 5.625%, 10/01/2024 (S)	150,000	157,875
British Airways 2013-1 Class A Pass Through Trust 4.625%, 06/20/2024 (S)	618,131	656,764
British Airways 2013-1 Class B Pass Through Trust 5.625%, 12/20/2021 (S)	167,988	174,708
Builders FirstSource, Inc. 10.750%, 08/15/2023 (S)	225,000	261,563

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines 1998-1 Class A Pass Through Trust 6.648%, 03/15/2019	$15,435	$15,764
Continental Airlines 1999-1 Class A Pass Through Trust 6.545%, 08/02/2020	99,488	105,706
Continental Airlines 2000-2 Class B Pass Through Trust 8.307%, 10/02/2019	31,681	33,186
Continental Airlines 2007-1 Class A Pass Through Trust 5.983%, 10/19/2023	298,007	327,808
Continental Airlines 2012-1 Class B Pass Through Trust 6.250%, 10/11/2021	109,695	115,180
Delta Air Lines 2002-1 Class G-1 Pass Through Trust 6.718%, 07/02/2024	253,807	282,994
Delta Air Lines 2010-1 Class A Pass Through Trust 6.200%, 01/02/2020	78,454	82,475
Delta Air Lines, Inc. 3.625%, 03/15/2022	650,000	663,450
Empresa de Transporte de Pasajeros Metro SA 4.750%, 02/04/2024 (S)	340,000	367,248
EnerSys 5.000%, 04/30/2023 (S)	145,000	145,906
Engility Corp. 8.875%, 09/01/2024 (S)	104,000	110,110
Florida East Coast Holdings Corp. 6.750%, 05/01/2019 (S)	290,000	298,700
GATX Corp. 3.850%, 03/30/2027	800,000	793,542
General Electric Company
1.519%, 08/15/2036 (P)	265,000	230,746
2.700%, 10/09/2022	1,100,000	1,108,397
General Electric Company (5.000% to 01/21/2021, then 3 month LIBOR + 3.330%) 01/21/2021 (Q)	868,000	914,655
Huntington Ingalls Industries, Inc. 5.000%, 12/15/2021 to 11/15/2025 (S)	545,000	565,631
IHS Markit, Ltd.
4.750%, 02/15/2025 (S)	150,000	154,500
5.000%, 11/01/2022 (S)	210,000	219,975
International Lease Finance Corp.
5.875%, 04/01/2019	265,000	282,409
7.125%, 09/01/2018 (S)	205,000	219,081
JB Hunt Transport Services, Inc. 3.850%, 03/15/2024	700,000	717,061
Lennox International, Inc. 3.000%, 11/15/2023	800,000	786,135
Lockheed Martin Corp.
2.900%, 03/01/2025	470,000	458,691

17

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS  — March 31, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
4.700%, 05/15/2046	$430,000	$465,617
LSC Communications, Inc. 8.750%, 10/15/2023 (S)	395,000	405,863
Masco Corp.
4.375%, 04/01/2026	680,000	706,663
4.450%, 04/01/2025	295,000	307,903
Northwest Airlines 2007-1 Class A Pass Through Trust 7.027%, 05/01/2021	158,692	175,355
Owens Corning 4.200%, 12/15/2022	420,000	439,261
Park Aerospace Holdings, Ltd. 5.500%, 02/15/2024 (S)	140,000	145,600
Prime Security Services Borrower LLC 9.250%, 05/15/2023 (S)	185,000	202,806
Ryder System, Inc. 2.450%, 11/15/2018	900,000	907,426
SPL Logistics Escrow LLC 8.875%, 08/01/2020 (S)	126,000	110,565
Stanley Black & Decker, Inc. (5.750% to 12/15/2018, then 3 month LIBOR + 4.304%) 12/15/2053 (L)	650,000	683,345
Tervita Escrow Corp. 7.625%, 12/01/2021 (S)	85,000	87,763
Textron Financial Corp. (6.000% to 02/15/2017, then 3 month LIBOR + 1.735%) 02/15/2067 (S)	2,800,000	2,114,000
Textron, Inc. 7.250%, 10/01/2019	245,000	273,997
The Dun & Bradstreet Corp. 4.375%, 12/01/2022	700,000	723,710
TTX Company 4.200%, 07/01/2046 (S)	700,000	663,717
Tutor Perini Corp. 7.625%, 11/01/2018	345,000	345,431
Tyco Electronics Group SA
2.375%, 12/17/2018	980,000	988,657
4.875%, 01/15/2021	500,000	538,219
Union Pacific Corp. 4.163%, 07/15/2022	1,137,000	1,227,512
United Airlines 2014-2 Class A Pass Through Trust 3.750%, 03/03/2028	525,427	533,351
United Airlines 2014-2 Class B Pass Through Trust 4.625%, 03/03/2024	300,169	306,923
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 01/07/2030	345,000	338,100
United Rentals North America, Inc.
5.500%, 07/15/2025	390,000	401,700
5.750%, 11/15/2024	240,000	250,200

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
US Airways 2010-1 Class A Pass Through Trust 6.250%, 10/22/2024	$199,927	$217,920
Verisk Analytics, Inc. 4.000%, 06/15/2025	685,000	695,185
XPO Logistics, Inc. 6.500%, 06/15/2022 (S)	520,000	546,000
		33,176,353
Information technology - 1.7%
Activision Blizzard, Inc.
3.400%, 09/15/2026 (S)	540,000	527,262
6.125%, 09/15/2023 (S)	430,000	465,475
CA, Inc.
3.600%, 08/15/2022	485,000	492,072
4.700%, 03/15/2027	445,000	460,303
CDW LLC 5.000%, 09/01/2025	64,000	65,040
Diamond 1 Finance Corp.
6.020%, 06/15/2026 (S)	1,080,000	1,179,602
7.125%, 06/15/2024 (S)	120,000	132,654
8.350%, 07/15/2046 (S)	355,000	460,600
eBay, Inc. 3.800%, 03/09/2022	520,000	540,677
Electronic Arts, Inc. 4.800%, 03/01/2026	920,000	994,839
Fiserv, Inc. 3.850%, 06/01/2025	614,000	630,331
Gartner, Inc. 5.125%, 04/01/2025 (S)	90,000	91,688
Ingram Micro, Inc. 5.450%, 12/15/2024	495,000	487,024
Jabil Circuit, Inc. 4.700%, 09/15/2022	869,000	895,070
Keysight Technologies, Inc. 4.600%, 04/06/2027	345,000	347,854
Match Group, Inc. 6.375%, 06/01/2024	320,000	346,198
Micron Technology, Inc.
5.875%, 02/15/2022 (L)	320,000	334,400
7.500%, 09/15/2023 (S)	200,000	223,250
Microsoft Corp. 4.450%, 11/03/2045	760,000	802,637
NCR Corp. 5.875%, 12/15/2021	125,000	130,313
NXP BV 4.625%, 06/01/2023 (S)	750,000	794,063
Open Text Corp. 5.875%, 06/01/2026 (S)	160,000	167,600
QUALCOMM, Inc. 3.450%, 05/20/2025 (L)	500,000	507,219
Sixsigma Networks Mexico SA de CV 8.250%, 11/07/2021 (S)	305,000	301,188
Symantec Corp. 5.000%, 04/15/2025 (S)	140,000	143,257

18

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS  — March 31, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Tech Data Corp. 4.950%, 02/15/2027	$765,000	$772,154
VeriSign, Inc. 5.250%, 04/01/2025	310,000	321,238
Zebra Technologies Corp. 7.250%, 10/15/2022	235,000	254,094
		12,868,102
Materials - 1.4%
Anglo American Capital PLC 4.125%, 09/27/2022 (S)	400,000	404,000
Ardagh Packaging Finance PLC
4.250%, 09/15/2022 (S)	225,000	227,183
6.000%, 02/15/2025 (S)	290,000	293,263
Bemis Company, Inc. 3.100%, 09/15/2026	500,000	483,242
Boise Cascade Company 5.625%, 09/01/2024 (S)	110,000	111,650
Braskem Finance, Ltd. 7.000%, 05/07/2020 (S)	335,000	367,244
Cascades, Inc. 5.500%, 07/15/2022 (S)	331,000	330,173
Cemex SAB de CV 6.125%, 05/05/2025 (L)(S)	400,000	426,880
CF Industries, Inc. 4.950%, 06/01/2043	175,000	148,313
Commercial Metals Company 7.350%, 08/15/2018	220,000	233,200
Eastman Chemical Company 4.500%, 01/15/2021	68,000	72,559
First Quantum Minerals, Ltd. 7.500%, 04/01/2025 (S)	200,000	202,000
Freeport-McMoRan, Inc. 5.450%, 03/15/2043	500,000	421,250
Methanex Corp. 5.650%, 12/01/2044	450,000	430,209
Norbord, Inc. 6.250%, 04/15/2023 (S)	315,000	330,750
NOVA Chemicals Corp. 5.000%, 05/01/2025 (S)	520,000	529,100
Novelis Corp. 5.875%, 09/30/2026 (S)	100,000	102,000
Platform Specialty Products Corp. 6.500%, 02/01/2022 (L)(S)	580,000	601,750
Rain CII Carbon LLC 8.250%, 01/15/2021 (S)	405,000	419,681
The Chemours Company 6.625%, 05/15/2023	614,000	650,840
The Dow Chemical Company
3.000%, 11/15/2022	270,000	272,738
4.125%, 11/15/2021	1,000,000	1,060,924
The Mosaic Company 4.250%, 11/15/2023	600,000	621,581
The Valspar Corp. 4.200%, 01/15/2022	1,000,000	1,047,275
U.S. Concrete, Inc. 6.375%, 06/01/2024 (S)	200,000	207,000

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Vale Overseas, Ltd. 6.250%, 08/10/2026	$342,000	$371,498
Vedanta Resources PLC 6.375%, 07/30/2022 (S)	325,000	327,275
		10,693,578
Real estate - 2.4%
American Tower Corp.
3.400%, 02/15/2019	275,000	281,126
4.700%, 03/15/2022	310,000	331,959
5.000%, 02/15/2024	670,000	723,403
5.900%, 11/01/2021	800,000	895,012
Columbia Property Trust Operating Partnership LP 4.150%, 04/01/2025	600,000	608,063
Crown Castle Towers LLC
4.883%, 08/15/2040 (S)	390,000	415,068
6.113%, 01/15/2020 (S)	420,000	454,709
DDR Corp. 3.500%, 01/15/2021	650,000	657,184
EPR Properties 5.750%, 08/15/2022	500,000	542,167
Equinix, Inc. 5.375%, 05/15/2027	275,000	283,938
Equity Commonwealth 5.875%, 09/15/2020	700,000	751,325
ERP Operating LP 3.375%, 06/01/2025	300,000	297,121
Healthcare Realty Trust, Inc. 5.750%, 01/15/2021	1,000,000	1,095,848
Healthcare Trust of America Holdings LP 3.500%, 08/01/2026	500,000	480,788
Iron Mountain, Inc.
5.750%, 08/15/2024	485,000	494,700
6.000%, 08/15/2023	525,000	552,563
Kimco Realty Corp. 6.875%, 10/01/2019	755,000	840,780
MPT Operating Partnership LP 6.375%, 02/15/2022	225,000	232,594
National Retail Properties, Inc. 3.300%, 04/15/2023	660,000	659,871
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025	335,000	334,296
4.950%, 04/01/2024	845,000	869,700
5.250%, 01/15/2026	260,000	271,421
Piedmont Operating Partnership LP 4.450%, 03/15/2024	500,000	509,591
Realty Income Corp. 5.375%, 09/15/2017	1,250,000	1,271,324
SL Green Realty Corp. 7.750%, 03/15/2020	775,000	870,206
Ventas Realty LP
3.500%, 02/01/2025	660,000	645,952
3.750%, 05/01/2024	138,000	138,602

19

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS  — March 31, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
VEREIT Operating Partnership LP 4.600%, 02/06/2024	$472,000	$486,160
Vornado Realty LP 5.000%, 01/15/2022	650,000	700,993
Weingarten Realty Investors 3.375%, 10/15/2022	1,050,000	1,058,670
Welltower, Inc. 3.750%, 03/15/2023	200,000	204,826
		17,959,960
Telecommunication services - 2.1%
AT&T, Inc.
4.350%, 06/15/2045	285,000	250,449
4.750%, 05/15/2046	410,000	383,778
5.450%, 03/01/2047	1,060,000	1,079,259
CC Holdings GS V LLC 3.849%, 04/15/2023	365,000	373,785
CenturyLink, Inc. 7.600%, 09/15/2039	1,000,000	884,060
Cincinnati Bell, Inc. 7.000%, 07/15/2024 (S)	325,000	340,844
Columbus Cable Barbados, Ltd. 7.375%, 03/30/2021 (S)	200,000	214,250
Comcel Trust 6.875%, 02/06/2024 (S)	700,000	725,900
CSC Holdings LLC 5.500%, 04/15/2027 (S)	230,000	233,738
Deutsche Telekom International Finance BV 8.750%, 06/15/2030	758,000	1,106,951
Digicel Group, Ltd. 8.250%, 09/30/2020 (S)	195,000	167,382
Digicel, Ltd. 6.750%, 03/01/2023 (S)	360,000	321,300
Frontier Communications Corp. 8.875%, 09/15/2020	445,000	469,475
GCI, Inc. 6.875%, 04/15/2025	345,000	361,388
Millicom International Cellular SA
4.750%, 05/22/2020 (S)	290,000	295,913
6.625%, 10/15/2021 (S)	375,000	392,794
MTN Mauritius Investments, Ltd. 4.755%, 11/11/2024 (S)	140,000	132,090
Radiate Holdco LLC 6.625%, 02/15/2025 (S)	340,000	335,538
SBA Tower Trust 3.598%, 04/15/2043 (S)	215,000	215,050
Sprint Capital Corp. 6.875%, 11/15/2028	815,000	860,844
Sprint Spectrum Company LLC 3.360%, 03/20/2023 (S)	365,000	365,000
T-Mobile USA, Inc.
6.125%, 01/15/2022	350,000	369,688
6.250%, 04/01/2021	230,000	237,188
Telecom Italia Capital SA 7.200%, 07/18/2036	485,000	514,216

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
Verizon Communications, Inc.
4.272%, 01/15/2036	$1,311,000	$1,210,487
4.400%, 11/01/2034	400,000	378,433
4.522%, 09/15/2048	978,000	890,180
4.672%, 03/15/2055	715,000	638,917
4.862%, 08/21/2046	980,000	942,437
5.012%, 08/21/2054	696,000	662,211
6.550%, 09/15/2043	41,000	50,648
Wind Acquisition Finance SA 7.375%, 04/23/2021 (S)	250,000	260,000
		15,664,193
Utilities - 1.9%
Abengoa Transmision Sur SA 6.875%, 04/30/2043 (S)	339,286	363,036
AmeriGas Partners LP 5.500%, 05/20/2025	250,000	248,125
Arizona Public Service Company 5.500%, 09/01/2035	1,118,000	1,290,739
Beaver Valley II Funding Corp. 9.000%, 06/01/2017 (L)	48,000	48,000
Broadcom Corp.
2.375%, 01/15/2020 (S)	695,000	694,840
3.875%, 01/15/2027 (S)	1,434,000	1,443,040
BVPS II Funding Corp. 8.890%, 06/01/2017	2,000	2,005
CenterPoint Energy Houston Electric LLC 6.950%, 03/15/2033	535,000	717,418
Electricite de France SA 3.625%, 10/13/2025 (S)	210,000	211,273
Electricite de France SA (5.250% to 01/29/2023, then 10 Year U.S. Swap Rate + 3.709%) 01/29/2023 (Q)(S)	285,000	280,725
Emera US Finance LP 3.550%, 06/15/2026	280,000	275,219
Empresa Electrica Angamos SA 4.875%, 05/25/2029 (S)	280,000	282,158
Great Plains Energy, Inc. 3.900%, 04/01/2027	355,000	357,918
Israel Electric Corp., Ltd.
5.625%, 06/21/2018 (S)	265,000	275,203
6.875%, 06/21/2023 (S)	170,000	197,611
7.250%, 01/15/2019 (S)	230,000	248,966
NextEra Energy Capital Holdings, Inc. 2.300%, 04/01/2019	335,000	337,015
NiSource Finance Corp. 6.400%, 03/15/2018	268,000	279,513
NRG Energy, Inc.
6.250%, 05/01/2024 (L)	720,000	717,750
6.625%, 01/15/2027 (S)	435,000	433,913
NRG Yield Operating LLC 5.375%, 08/15/2024	1,070,000	1,086,050

20

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS  — March 31, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Oncor Electric Delivery Company LLC 4.100%, 06/01/2022	$750,000	$799,019
PPL Capital Funding, Inc. 3.400%, 06/01/2023	1,160,000	1,171,181
Southern California Edison Company (6.250% to 02/01/2022, then 3 month LIBOR + 4.199%) 02/01/2022 (Q)	180,000	199,800
Southern Power Company 1.950%, 12/15/2019	570,000	565,744
TransAlta Corp. 6.900%, 05/15/2018	1,157,000	1,203,280
		13,729,541
TOTAL CORPORATE BONDS (Cost $303,029,146)		$312,477,984

CAPITAL PREFERRED SECURITIES - 0.5%
Financials - 0.5%
BAC Capital Trust XIV, Series G 4.000%, 04/20/2017(P)(Q)	395,000	322,320
Sovereign Capital Trust VI 7.908%, 06/13/2036	235,000	236,763
State Street Corp. 2.131%, 06/01/2077(P)	555,000	486,319
SunTrust Preferred Capital I 4.000%, 05/05/2017(P)(Q)	425,000	342,656
USB Capital IX 3.500%, 05/05/2017(P)(Q)	1,045,000	888,250
ZFS Finance USA Trust V (6.500% to 05/09/2017, then 3 month LIBOR + 2.285%) 05/09/2067(S)	1,565,000	1,563,044
		3,839,352
TOTAL CAPITAL PREFERRED SECURITIES (Cost $3,867,721)		$3,839,352

CONVERTIBLE BONDS - 0.0%
Utilities - 0.0%
NRG Yield, Inc. 3.250%, 06/01/2020 (S)	285,000	277,875
TOTAL CONVERTIBLE BONDS (Cost $285,000)		$277,875

TERM LOANS (M) - 0.1%
Industrials - 0.1%
Delta Air Lines, Inc. 3.354%, 10/18/2018	130,592	131,020
WP CPP Holdings LLC 4.539%, 12/28/2019	39,896	37,502
		168,522

Active Bond Trust (continued)

	Shares or Principal Amount	Value
TERM LOANS (continued)
Information technology - 0.0%
Ancestry.com Operations, Inc. 4.250%, 10/19/2023	$118,800	$119,617
Utilities - 0.0%
ExGen Texas Power LLC 5.897%, 09/16/2021	180,661	117,204
TOTAL TERM LOANS (Cost $468,201)		$405,343

MUNICIPAL BONDS - 0.4%
New Jersey State Turnpike Authority 7.414%, 01/01/2040	1,885,000	2,712,741
TOTAL MUNICIPAL BONDS (Cost $2,068,957)		$2,712,741

COLLATERALIZED MORTGAGE OBLIGATIONS - 13.8%
Commercial and residential - 10.5%
Adjustable Rate Mortgage Trust, Series 2005-4, Class 7A12 1.562%, 08/25/2035 (P)	162,074	158,691
American Home Mortgage Investment Trust
Series 2005-1, Class 1A1, 1.218%, 06/25/2045 (P)	255,469	245,216
Series 2005-1, Class AHM, 3.362%, 06/25/2045 (P)	187,944	185,396
Series 2004-4, Class 5A, 3.361%, 02/25/2045 (P)	372,172	372,521
Americold 2010 LLC, Series 2010-ARTA, Class D 7.443%, 01/14/2029 (S)	1,890,000	2,116,968
Americold 2010 LLC Trust, Series 2010-ARTA, Class C 6.811%, 01/14/2029 (S)	1,350,000	1,507,053
AOA Mortgage Trust, Series 2015-1177, Class C 3.010%, 12/13/2029 (P)(S)	300,000	297,535
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E, 3.512%, 09/15/2026 (P)(S)	210,000	209,816
Series 2015-200P, Class F, 3.596%, 04/14/2033 (P)(S)	350,000	330,509
Banc of America Commercial Mortgage Trust
Series 2007-2, Class B, 5.708%, 04/10/2049 (P)	100,000	89,997
Series 2007-3, Class AJ, 5.761%, 06/10/2049 (P)	250,000	250,885
Series 2007-3, Class AM, 5.761%, 06/10/2049 (P)	742,600	743,176
Series 2007-3, Class AMF, 5.317%, 06/10/2049	742,600	742,770
Series 2007-3, Class B, 5.761%, 06/10/2049 (P)	200,000	200,488

21

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS  — March 31, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Series 2007-4, Class AM, 5.961%, 02/10/2051 (P)	$610,000	$615,898
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-5, Class XC IO 0.046%, 10/10/2045 (S)	17,843,878	1,447
Bayview Commercial Asset Trust
Series 2005-1A, Class A2, 1.332%, 04/25/2035 (P)(S)	486,983	447,027
Series 2005-4A , Class A2, 1.372%, 01/25/2036 (P)(S)	257,185	234,448
Series 2006-2A, Class A2, 1.262%, 07/25/2036 (P)(S)	396,196	357,728
BBCMS Trust
Series 2015, Class C, 2.912%, 02/15/2028 (P)(S)	165,000	163,121
Series 2015-MSQ, Class D, 3.990%, 09/15/2032 (P)(S)	350,000	349,388
Bear Stearns ALT-A Trust
Series 2005-5, Class 1A4, 1.542%, 07/25/2035 (P)	138,351	131,809
Series 2005-7, Class 11A1, 1.522%, 08/25/2035 (P)	267,180	257,745
Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1, 5.250%, 10/25/2034 (P)	368,404	368,416
Series 2003-AC4, Class A, 5.500%, 09/25/2033 (P)	703,507	709,565
Bear Stearns Commercial Mortgage Securities Trust
Series 2004-PWR5, Class X1 IO, 0.611%, 07/11/2042 (S)	1,920,113	20,629
Series 2004-T16, Class X1 IO, 0.436%, 02/13/2046 (S)	1,113,659	5,938
BHMS Mortgage Trust
Series 2014-ATLS, Class CFX, 4.690%, 07/05/2033 (P)(S)	500,000	502,989
Series 2014-ATLS, Class DFL, 3.830%, 07/05/2033 (P)(S)	425,000	419,143
BLCP Hotel Trust, Series 2014- CLRN, Class D 3.412%, 08/15/2029 (P)(S)	505,000	506,427
BWAY Mortgage Trust
Series 2013-1515, Class F, 3.928%, 03/10/2033 (P)(S)	435,000	419,703
Series 2015-1740, Class D, 3.787%, 01/10/2035 (P)(S)	300,000	293,626
Series 2015-1740, Class XA IO, 0.896%, 01/10/2035 (S)	6,610,000	277,890
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2, 4.459%, 05/15/2029 (P)(S)	370,000	371,161
Series 2015-JWRZ, Class GL1, 3.762%, 05/15/2029 (P)(S)	500,000	502,353

Active Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Series 2015-JWRZ, Class GL2, 4.601%, 05/15/2029 (P)(S)	$380,000	$382,145
CD Commercial Mortgage Trust (Citigroup/Deutsche Bank)
Series 2007-CD5, Class C, 6.159%, 11/15/2044 (P)	300,000	304,565
Series 2017-CD3, Class A4, 3.631%, 02/10/2050	1,800,000	1,854,338
Series 2017-CD3, Class C, 4.563%, 02/10/2050 (P)	500,000	520,534
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class DPA 3.912%, 12/15/2027 (P)(S)	445,138	447,649
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class F 3.786%, 04/10/2028 (P)(S)	265,000	259,677
CGGS Commercial Mortgage Trust, Series 2016-RNDA, Class DFX 4.387%, 02/10/2033 (S)	695,000	705,978
CHL Mortgage Pass Through Trust, Series 2004-HYB2, Class 4A 2.973%, 07/20/2034 (P)	937,008	933,029
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG), Series 2013-WWP, Class A2 3.424%, 03/10/2031 (S)	1,400,000	1,441,816
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank)
Series 2014-CR15, Class C, 4.761%, 02/10/2047 (P)	800,000	837,786
Series 2015-CR27, Class B, 4.361%, 10/10/2048 (P)	325,000	340,093
Commercial Mortgage Trust (Deutsche Bank)
Series 2007-C9, Class F, 5.808%, 12/10/2049 (P)	300,000	299,349
Series 2007-C9, Class G, 5.808%, 12/10/2049 (P)(S)	400,000	396,489
Series 2012-CR3, Class XA IO, 2.072%, 10/15/2045	13,342,756	982,098
Series 2012-LC4, Class B, 4.934%, 12/10/2044 (P)	175,000	186,989
Series 2012-LC4, Class XA IO, 2.234%, 12/10/2044 (S)	4,997,070	404,667
Series 2013-300P, Class D, 4.394%, 08/10/2030 (P)(S)	435,000	448,411
Series 2013-300P, Class E, 4.394%, 08/10/2030 (P)(S)	700,000	653,830
Series 2013-CR11, Class B, 5.161%, 08/10/2050 (P)	625,000	680,957

22

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS  — March 31, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Series 2013-CR13, Class C, 4.746%, 12/10/2023 (P)	$200,000	$206,004
Series 2013-CR6, Class XA IO, 1.460%, 03/10/2046	1,626,892	57,143
Series 2013-LC13, Class B, 5.009%, 08/10/2046 (P)(S)	315,000	340,092
Series 2014-FL4, Class D, 3.331%, 07/13/2031 (P)(S)	540,000	528,063
Series 2014-LC15, Class C, 4.945%, 04/10/2047 (P)	400,000	405,438
Series 2014-TWC, Class D, 3.132%, 02/13/2032 (P)(S)	295,000	296,201
Commercial Mortgage Trust (Deutsche Bank/Morgan Stanley), Series 2014-PAT, Class D 3.031%, 08/13/2027 (P)(S)	455,000	455,001
Commercial Mortgage Trust (Deutsche Bank/UBS), Series 2014-UBS2, Class XA IO 1.384%, 03/10/2047	5,113,334	319,446
Commercial Mortgage Trust (Wells Fargo)
Series 2012-CR2, Class XA IO, 1.723%, 08/15/2045	9,215,866	667,973
Series 2014-CR15, Class XA IO, 1.284%, 02/10/2047	13,705,811	589,779
Series 2014-CR16, Class C, 4.903%, 04/10/2047 (P)	810,000	821,844
Core Industrial Trust, Series 2015- CALW, Class F 3.850%, 02/10/2034 (P)(S)	385,000	382,822
Credit Suisse Commercial Mortgage Trust, Series 2007- C3, Class AM 5.715%, 06/15/2039 (P)	300,000	302,263
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AX IO 0.747%, 02/15/2038 (S)	341,482	3
Deutsche Bank Commercial Mortgage Trust, Series 2016- C3, Class C 3.495%, 09/10/2049 (P)	180,000	170,605
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2004-4, Class 2AR1 1.522%, 06/25/2034 (P)	193,614	185,186
DSLA Mortgage Loan Trust, Series 2004-AR3, Class 2A2B 1.428%, 07/19/2044 (P)	895,907	816,220
FREMF Mortgage Trust
Series 2011-K10, Class B, 4.631%, 11/25/2049 (P)(S)	1,000,000	1,061,596
Series 2011-K11, Class B, 4.424%, 12/25/2048 (P)(S)	875,000	925,170

Active Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class BFX, 3.382%, 12/15/2034 (P)(S)	$750,000	$766,284
Series 2015-NRF, Class DFX, 3.382%, 12/15/2034 (P)(S)	195,000	196,952
Series 2015-NRF, Class EFX, 3.382%, 12/15/2034 (P)(S)	435,000	431,249
GE Capital Commercial Mortgage Corp., Series 2005-C1, Class XC IO 0.010%, 06/10/2048 (S)	4,335,730	43
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class AM 5.606%, 12/10/2049 (P)	400,000	397,668
Great Wolf Trust, Series 2015- WOLF, Class D 4.412%, 05/15/2034 (P)(S)	415,000	420,182
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM, 5.728%, 07/10/2038 (P)	318,019	317,862
Series 2007-GG11, Class AJ, 6.053%, 12/10/2049 (P)	620,000	629,922
GS Mortgage Securities Trust
Series 2012-GC17, Class XA IO, 2.319%, 05/10/2045	5,575,531	415,759
Series 2013-GC10, Class C, 4.285%, 02/10/2046 (P)(S)	859,800	863,158
Series 2014-NEW, Class C, 3.790%, 01/10/2031 (S)	230,000	226,894
Series 2014-NEW, Class D, 3.790%, 01/10/2031 (S)	1,000,000	979,715
Series 2015-590M, Class C, 3.805%, 10/10/2035 (P)(S)	320,000	318,839
Series 2016-ICE2, Class D, 6.662%, 02/15/2033 (P)(S)	475,000	490,160
Series 2016-RENT, Class D, 4.067%, 02/10/2029 (P)(S)	520,000	528,699
Series 2017-485L, Class C, 3.981%, 02/10/2037 (P)(S)	325,000	333,064
Series 2017-GS5, Class C, 4.299%, 03/10/2050 (P)	260,000	268,091
Series 2005-GG4, Class XC IO, 1.477%, 07/10/2039 (S)	534,888	5
HarborView Mortgage Loan Trust
Series 2005-9, Class 2A1C, 1.428%, 06/20/2035 (P)	312,442	295,335
Series 2007-3, Class ES IO, 0.350%, 05/19/2047 (S)	19,874,280	306,740
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	21,617,706	310,776
Series 2007-6, Class ES IO, 0.342%, 08/19/2037 (S)	16,722,088	211,016

23

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS  — March 31, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
HILT Mortgage Trust, Series 2014-ORL, Class D 2.774%, 07/15/2029 (P)(S)	$405,000	$398,530
Hilton USA Trust, Series 2016- HHV, Class D 4.194%, 11/05/2038 (P)(S)	395,000	374,657
Hudsons Bay Simon JV Trust, Series 2015-HBFL, Class DFL 4.480%, 08/05/2034 (P)(S)	275,000	272,819
Impac Secured Assets CMN Owner Trust, Series 2004-4, Class M2 1.792%, 02/25/2035 (P)	270,000	260,374
Impac Secured Assets Trust, Series 2006-5, Class 2A 1.182%, 12/25/2036 (P)	233,879	215,407
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO, 2.164%, 07/25/2035	3,105,823	200,853
Series 2005-AR8, Class AX2 IO, 2.177%, 05/25/2035	7,839,674	427,306
Series 2005-AR18, Class 1X IO, 1.811%, 10/25/2036	2,867,271	216,377
Series 2005-AR18, Class 2X IO, 1.797%, 10/25/2036	3,429,946	133,359
Irvine Core Office Trust, Series 2013-IRV, Class XA IO 1.106%, 05/15/2048 (S)	14,889,095	502,913
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class XA IO, 0.836%, 08/15/2046	10,913,061	278,405
Series 2014-C19, Class C, 4.667%, 04/15/2047 (P)	515,000	527,131
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB17, Class AM, 5.464%, 12/12/2043	17,735	17,725
Series 2006-LDP8, Class X IO, 0.423%, 05/15/2045	4,567,828	46
Series 2007-LD12, Class AJ, 6.066%, 02/15/2051	200,000	190,008
Series 2007-LD12, Class AM, 6.066%, 02/15/2051 (P)	885,000	897,789
Series 2011-C3A, Class XA IO, 1.033%, 02/15/2046 (S)	17,614,605	428,008
Series 2011-C4, Class XA IO, 1.362%, 07/15/2046 (S)	22,019,330	517,009
Series 2012-HSBC, Class XA IO, 1.431%, 07/05/2032 (S)	12,505,000	821,188
Series 2014-FL5, Class C, 2.870%, 07/15/2031 (P)(S)	570,000	563,687
Series 2014-INN, Class F, 4.912%, 06/15/2029 (P)(S)	350,000	344,757

Active Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Series 2014-PHH, Class C, 3.012%, 08/15/2027 (P)(S)	$600,000	$600,004
Series 2015-MAR7, Class C, 4.490%, 06/05/2032 (S)	425,000	425,192
Series 2015-SGP, Class B, 3.662%, 07/15/2036 (P)(S)	345,000	347,154
Series 2016-JP3, Class C, 3.483%, 08/15/2049 (P)	244,000	229,420
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AJ, 6.253%, 09/15/2045 (P)	300,000	305,924
Series 2005-C1, Class XCL IO, 0.191%, 02/15/2040 (S)	1,175,235	2,992
MASTR Adjustable Rate Mortgages Trust
Series 2004-11, Class M2, 2.082%, 11/25/2034 (P)	330,000	320,569
Series 2004-13, Class 2A1, 3.064%, 04/21/2034 (P)	312,907	320,900
Series 2004-8, Class 5A1, 3.160%, 08/25/2034 (P)	720,444	713,122
MASTR Alternative Loan Trust
Series 2004-4, Class 8A1, 6.500%, 05/25/2034	425,255	443,860
Series 2005-2, Class 4A3, 1.382%, 03/25/2035 (P)	228,694	217,110
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 1A, 2.543%, 10/25/2035 (P)	236,392	235,471
Series 2005-A, Class A1, 1.442%, 03/25/2030 (P)	41,971	40,637
Merrill Lynch Mortgage Trust
Series 2008-C1, Class X IO, 0.346%, 02/12/2051 (S)	26,253,149	27,757
Series 2005-CIP1, Class XC IO, 0.010%, 07/12/2038 (S)	4,722,539	988
Series 2006-C2, Class X IO, 0.020%, 08/12/2043 (S)	3,460,255	303
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class AM 5.526%, 03/12/2051 (P)	275,000	275,284
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA IO, 1.573%, 08/15/2045 (S)	12,308,861	700,124
Series 2012-C6, Class XA IO, 1.973%, 11/15/2045 (S)	10,263,584	579,101
Series 2013-C7, Class AS, 3.214%, 02/15/2046	1,000,000	1,004,521
Series 2013-C7, Class C, 4.148%, 02/15/2046 (P)	250,000	244,627
Series 2013-C7, Class XA IO, 1.497%, 02/15/2046	13,608,051	826,375
Series 2014-C18, Class 300D, 5.279%, 08/15/2031	235,000	240,085

24

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS  — March 31, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Morgan Stanley Capital I Trust
Series 2007-IQ14, Class AM, 5.778%, 04/15/2049 (P)	$307,608	$307,163
Series 2011-C3, Class XA IO, 0.798%, 07/15/2049 (S)	11,946,741	306,322
Series 2012-C4, Class AS, 3.773%, 03/15/2045	2,371,500	2,466,539
Series 2014-150E, Class D, 4.295%, 09/09/2032 (P)(S)	870,000	861,736
Series 2015, Class XLF1 C, 3.091%, 08/14/2031 (P)(S)	405,000	405,582
Series 2005-IQ9, Class X1 IO, 1.080%, 07/15/2056 (S)	4,794,922	26,642
Series 2005-T17, Class X1 IO, 0.772%, 12/13/2041 (S)	1,735,253	7,297
MortgageIT Trust, Series 2005-2, Class 1A2 1.642%, 05/25/2035 (P)	153,066	145,285
MSCG Trust, Series 2016-SNR, Class D 6.550%, 11/15/2034 (S)	545,000	537,011
Multi Security Asset Trust, Series 2005-RR4A, Class F 5.880%, 11/28/2035 (P)(S)	580,000	566,387
One Market Plaza Trust, Series 2017-1MKT, Class D 4.146%, 02/10/2032 (S)	260,000	263,007
Opteum Mortgage Acceptance Corp. Asset Backed Pass Through Certificates
Series 2005-2, Class M2, 1.432%, 04/25/2035 (P)	330,000	312,071
Series 2005-3, Class APT, 1.272%, 07/25/2035 (P)	277,104	271,745
Residential Accredit Loans, Inc., Series 2005-QO4, Class XIO IO 2.336%, 12/25/2045	3,847,609	400,047
Sequoia Mortgage Trust, Series 2005-3, Class A1 1.178%, 05/20/2035 (P)	121,424	111,516
Structured Asset Securities Corp., Series 1998-RF2, Class A 5.624%, 07/15/2027 (P)(S)	91,709	89,232
TMSQ Mortgage Trust, Series 2011-1500, Class D 3.835%, 10/10/2036 (P)(S)	435,000	417,987
UBS Commercial Mortgage Trust, Series 2012-C1, Class B 4.822%, 05/10/2045	220,000	239,065
UBS-Barclays Commercial Mortgage Trust, Series 2012- C2, Class XA IO 1.622%, 05/10/2063 (S)	10,347,076	575,693
VNDO Mortgage Trust, Series 2013-PENN, Class D 3.947%, 12/13/2029 (P)(S)	554,000	567,652

Active Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
VNDO Trust, Series 2016-350P, Class D 3.903%, 01/10/2035 (P)(S)	$535,000	$534,054
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class AJ, 5.413%, 12/15/2043 (P)	483,349	486,368
Series 2007-C31, Class AM, 5.591%, 04/15/2047 (P)	807,553	811,852
Series 2005-C17, Class XC IO, 0.363%, 03/15/2042 (S)	661,386	1,506
WaMu Mortgage Pass Through Certificates
Series 2004-AR8, Class A2, 1.382%, 06/25/2044 (P)	684,246	638,471
Series 2005-AR19, Class A1A2, 1.272%, 12/25/2045 (P)	277,005	258,787
Series 2005-AR2, Class 2A1B, 1.352%, 01/25/2045 (P)	1,064,985	983,337
Series 2005-AR2, Class 2A3, 1.332%, 01/25/2045 (P)	155,719	145,497
Series 2005-AR8, Class 2AB2, 1.402%, 07/25/2045 (P)	1,039,777	988,464
Series 2005-AR8, Class 2AB3, 1.342%, 07/25/2045 (P)	613,032	582,854
Washington Mutual Mortgage Pass Through Certificates, Series 2005-1, Class 6A1 6.500%, 03/25/2035	304,808	294,530
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C, 2.710%, 03/18/2028 (P)(S)	550,000	545,950
Series 2013-BTC, Class E, 3.550%, 04/16/2035 (P)(S)	405,000	363,490
Series 2015-LC22, Class B, 4.541%, 09/15/2058 (P)	315,000	333,447
Series 2017-RB1, Class C, 4.311%, 03/15/2050	320,000	328,851
Wells Fargo Mortgage Backed Securities Trust, Series 2005- AR3, Class 1A2 3.094%, 03/25/2035 (P)	340,312	338,464
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class XA IO, 1.366%, 03/15/2044 (S)	16,926,564	678,618
Series 2012-C10, Class XA IO, 1.678%, 12/15/2045 (S)	7,272,446	487,200
Series 2012-C9, Class XA IO, 2.087%, 11/15/2045 (S)	11,382,240	829,301
Series 2013-C15, Class B, 4.480%, 08/15/2046 (P)	125,000	131,864
Series 2013-C16, Class B, 4.982%, 09/15/2046 (P)	175,000	189,409

25

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS  — March 31, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class D 3.483%, 11/15/2029 (P)(S)	$84,360	$84,492
		78,331,787
U.S. Government Agency - 3.3%
Federal Home Loan Mortgage Corp.
Series 2013-DN2, Class M1, 2.432%, 11/25/2023 (P)	213,008	213,802
Series 2015-DNA1, Class M2, 2.832%, 10/25/2027 (P)	350,000	357,848
Series 2016-HQA2, Class M2, 3.232%, 11/25/2028 (P)	250,000	257,843
Series 290, Class IO, 3.500%, 11/15/2032	2,734,968	385,471
Series 3387, Class SB IO, 5.508%, 11/15/2037	2,067,734	365,055
Series 3632, Class AP, 3.000%, 02/15/2040	1,955,994	2,004,441
Series 3830, Class NI IO, 4.500%, 01/15/2036	1,924,105	102,481
Series K005, Class AX IO, 1.357%, 11/25/2019	9,909,165	314,554
Series K011, Class X1 IO, 0.448%, 11/25/2020	51,548,394	442,899
Series K014, Class X1 IO, 1.198%, 04/25/2021	9,710,729	401,933
Series K015, Class X1 IO, 1.610%, 07/25/2021	7,803,349	452,101
Series K018, Class X1 IO, 1.389%, 01/25/2022	1,968,193	104,919
Series K021, Class A2, 2.396%, 06/25/2022	1,000,000	1,002,903
Series K021, Class X1 IO, 1.478%, 06/25/2022	11,663,902	737,941
Series K022, Class X1 IO, 1.265%, 07/25/2022	8,938,471	488,998
Series K026, Class X1 IO, 1.027%, 11/25/2022	10,840,595	509,658
Series K705, Class X1 IO, 1.718%, 09/25/2018	14,953,202	313,204
Series K707, Class X1 IO, 1.526%, 12/25/2018	10,980,908	228,500
Series K710, Class X1 IO, 1.757%, 05/25/2019	5,059,976	147,371
Series KAIV, Class X1 IO, 1.315%, 06/25/2021	24,597,224	1,038,549
Series KS01, Class X1 IO, 1.373%, 01/25/2023	7,297,107	404,471
Series T-41, Class 3A, 5.695%, 07/25/2032 (P)	74,637	81,569
Federal National Mortgage Association
Series 2001-50, Class BA, 7.000%, 10/25/2041	13,870	15,792
Series 2010-15, Class KA, 4.000%, 03/25/2039	533,865	551,320

Active Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2011-41, Class KA, 4.000%, 01/25/2041	$640,494	$671,013
Series 2011-86, Class NA, 4.000%, 01/25/2041	1,159,248	1,209,541
Series 2012-137, Class WI IO, 3.500%, 12/25/2032	2,889,165	454,942
Series 2012-21, Class PA, 2.000%, 03/25/2041	4,584,669	4,539,863
Series 2012-38, Class PA, 2.000%, 09/25/2041	1,385,172	1,355,303
Series 2012-M5, Class X IO, 0.593%, 02/25/2022	18,686,091	434,771
Series 2013-M11, Class SA IO, 5.688%, 01/25/2018	731,973	9,646
Series 2002-W3, Class A5, 7.500%, 11/25/2041	96,771	114,393
Government National Mortgage Association
Series 2008-90, Class IO, 1.457%, 12/16/2050	3,843,643	584,053
Series 2010-147, Class SA IO, 5.192%, 05/20/2040	2,834,261	341,047
Series 2010-85, Class SB IO, 5.672%, 03/16/2040	2,844,050	432,203
Series 2012-114, Class IO, 0.822%, 01/16/2053	917,687	52,403
Series 2012-120, Class IO, 0.805%, 02/16/2053	11,055,454	560,049
Series 2012-70, Class IO, 0.556%, 08/16/2052	7,651,754	219,508
Series 2016-142, Class IO, 0.997%, 09/16/2058	2,099,042	178,785
Series 2016-162, Class IO, 0.997%, 09/16/2058	4,632,772	379,242
Series 2016-174, Class IO, 0.904%, 11/16/2056	2,979,750	251,359
Series 2016-87, Class IO, 1.008%, 08/16/2058	2,923,912	224,722
Series 2017-20, Class IO, 0.750%, 12/16/2058	5,675,673	403,374
Series 2017-22, Class IO, 1.047%, 12/16/2057	1,997,454	200,404
Series 2017-3, Class IO, 0.907%, 09/16/2058	5,271,899	418,214
Series 2017-46, Class IO, 0.619%, 04/16/2058	4,250,000	293,606
		24,252,064
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $101,913,488)		$102,583,851

ASSET BACKED SECURITIES - 9.2%
Aegis Asset Backed Securities Trust, Series 2005-4, Class M1 1.432%, 10/25/2035 (P)	735,000	697,815

26

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS  — March 31, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
American Express Credit Account Master Trust, Series 2017-1, Class A 1.930%, 09/15/2022	$1,340,000	$1,342,553
Ameriquest Mortgage Securities, Inc.
Series 2005-R10, Class M1, 1.392%, 01/25/2036 (P)	900,000	867,083
Series 2005-R3, Class M2, 1.452%, 05/25/2035 (P)	285,000	275,878
Amresco Residential Securities Mortgage Loan Trust, Series 1998-1, Class A6 6.510%, 08/25/2027	1,107	1,162
Applebee’s Funding LLC, Series 2014-1, Class A2 4.277%, 09/05/2044 (S)	1,100,000	1,077,409
Arby’s Funding LLC, Series 2015-1A, Class A2 4.969%, 10/30/2045 (S)	636,938	634,629
Argent Securities, Inc.
Series 2003-W10, Class M1, 2.062%, 01/25/2034 (P)	149,786	140,747
Series 2004-W6, Class M1, 1.807%, 05/25/2034 (P)	81,888	78,713
ARL First LLC, Series 2012-1A, Class A2 3.810%, 12/15/2042 (S)	900,000	862,898
BA Credit Card Trust
Series 2016-A1, Class A, 1.302%, 10/15/2021 (P)	2,175,000	2,189,223
Series 2017-A1, Class A1, 1.950%, 08/15/2022	1,700,000	1,703,594
Bank of the West Auto Trust, Series 2015-1, Class A4 1.660%, 09/15/2020 (S)	620,000	619,230
Battalion CLO, Ltd.
Series 2007-1A, Class D, 3.173%, 07/14/2022 (P)(S)	400,000	405,791
Series 2007-1A, Class E, 5.273%, 07/14/2022 (P)(S)	200,000	200,767
BMW Vehicle Owner Trust, Series 2016-A, Class A4 1.370%, 12/27/2022	460,000	453,141
Business Loan Express SBA Loan Trust, Series 2005-1A, Class A 1.282%, 06/27/2033 (P)(S)	527,022	453,239
Cabela’s Credit Card Master Note Trust, Series 2016-1, Class A1 1.780%, 06/15/2022	1,325,000	1,322,079
California Republic Auto Receivables Trust
Series 2015-2, Class A4, 1.750%, 01/15/2021	595,000	595,048
Series 2016-2, Class A4, 1.830%, 12/15/2021	345,000	343,595
Capital One Multi-Asset Execution Trust
Series 2016-A3, Class A3, 1.340%, 04/15/2022	1,260,000	1,249,022

Active Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Series 2017-A1, Class A1, 2.000%, 01/17/2023	$1,435,000	$1,439,733
CarMax Auto Owner Trust
Series 2015-2, Class A4, 1.800%, 03/15/2021	440,000	440,616
Series 2016-1, Class A4, 1.880%, 06/15/2021	425,000	424,458
Series 2016-2, Class A4, 1.680%, 09/15/2021	495,000	489,982
Centex Home Equity, Series 2005-A, Class M4 2.182%, 01/25/2035 (P)	156,736	111,459
Chase Issuance Trust
Series 2016-A2, Class A, 1.370%, 06/15/2021	1,025,000	1,018,051
Series 2016-A5, Class A5, 1.270%, 07/15/2021	2,015,000	1,993,390
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A4 1.870%, 02/15/2022 (S)	345,000	341,394
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1 1.750%, 11/19/2021	1,430,000	1,427,489
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 4.474%, 03/20/2043 (S)	1,261,788	1,251,377
CNH Equipment Trust, Series 2016-B, Class A3 1.630%, 08/15/2021	385,000	384,488
Conseco Financial Corp., Series 1996-10, Class M1 7.240%, 11/15/2028 (P)	450,047	473,478
ContiMortgage Home Equity Loan Trust, Series 1995-2, Class A5 8.100%, 08/15/2025	7,605	5,556
Countrywide Asset-Backed Certificates Trust, Series 2004-10, Class AF5B 5.009%, 02/25/2035 (P)	136,463	136,779
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB4, Class M1, 1.402%, 07/25/2035 (P)	91,081	89,739
Series 2006-MH1, Class B1, 6.250%, 10/25/2036 (P)(S)	2,560,000	2,658,050
Cronos Containers Program, Ltd., Series 2013-1A, Class A 3.080%, 04/18/2028 (S)	1,095,000	1,056,618
CSMC Trust, Series 2006-CF2, Class M1 1.452%, 05/25/2036 (P)(S)	104,072	103,215
DB Master Finance LLC, Series 2015-1A, Class A2II 3.980%, 02/20/2045 (S)	681,100	692,218
Discover Card Execution Note Trust, Series 2016-A1, Class A1 1.640%, 07/15/2021	1,625,000	1,624,666

27

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS  — March 31, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
DRIVEN BRANDS FUNDING LLC, Series 2015-1A, Class A2 5.216%, 07/20/2045 (S)	$375,250	$366,438
EquiFirst Mortgage Loan Trust, Series 2004-3, Class M3 1.753%, 12/25/2034 (P)	243,648	233,775
Equity One ABS, Inc.
Series 2004-1, Class M2, 5.615%, 04/25/2034 (P)	127,725	117,613
Series 2004-1, Class M3, 5.760%, 04/25/2034 (P)	303,746	273,051
FOCUS Brands Funding LLC, Series 2017-1A, Class A2I 3.857%, 04/30/2047 (S)	200,000	200,000
Ford Credit Auto Owner Trust
Series 2014-1, Class B, 2.410%, 11/15/2025 (S)	305,000	306,361
Series 2015-B, Class A4, 1.580%, 08/15/2020	370,000	369,472
Series 2016-B, Class A4, 1.520%, 08/15/2021	270,000	267,887
Series 2016-C, Class A4, 1.400%, 02/15/2022	563,000	554,512
FRS I LLC, Series 2013-1A, Class B 3.960%, 04/15/2043 (S)	897,117	882,763
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A1 1.650%, 05/15/2020 (S)	360,000	360,208
GSAA Home Equity Trust, Series 2005-11, Class 3A1 1.252%, 10/25/2035 (P)	235,379	229,666
GSAA Trust, Series 2005-10, Class M3 1.532%, 06/25/2035 (P)	254,326	249,138
GSRPM Mortgage Loan Trust, Series 2006-1, Class A1 1.282%, 03/25/2035 (P)(S)	743,437	731,997
Hertz Vehicle Financing LLC, Series 2016-3A, Class A 2.270%, 07/25/2020 (S)	430,000	426,653
Hilton Grand Vacations Trust, Series 2017-AA, Class A 2.660%, 12/26/2028 (S)	524,000	523,563
Home Equity Asset Trust
Series 2005-1, Class M4, 2.002%, 05/25/2035 (P)	245,000	239,609
Series 2005-3, Class M4, 1.622%, 08/25/2035 (P)	230,000	217,628
Honda Auto Receivables Owner Trust
Series 2016-2, Class A4, 1.620%, 08/15/2022	690,000	686,867
Series 2016-4, Class A4, 1.360%, 01/18/2023	705,000	695,031
Series 2017-1, Class A3, 1.720%, 07/21/2021	895,000	895,285
Huntington Auto Trust, Series 2016-1, Class A4 1.930%, 04/15/2022	1,235,000	1,227,443

Active Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust, Series 2017-A, Class A3 1.760%, 08/16/2021	$715,000	$714,942
InSite Issuer LLC
Series 2016-1A, Class A, 2.883%, 11/15/2046 (S)	750,000	735,889
Series 2016-1A, Class B, 4.557%, 11/15/2046 (S)	500,000	488,660
John Deere Owner Trust, Series 2015-A, Class A4 1.650%, 12/15/2021	235,000	235,256
Long Beach Mortgage Loan Trust, Series 2004-1, Class M3 2.032%, 02/25/2034 (P)	92,752	89,356
Merrill Lynch Mortgage Investors Trust
Series 2004-OPT1, Class A1A, 1.502%, 06/25/2035 (P)	219,011	211,784
Series 2005-WMC1, Class M1, 1.732%, 09/25/2035 (P)	159,378	148,399
Miramax LLC, Series 2014-1A, Class A2 3.340%, 07/20/2026 (S)	328,240	326,066
Mountain View CLO II, Ltd., Series 2006-2A, Class B 1.418%, 01/12/2021 (P)(S)	500,000	496,378
MVW Owner Trust
Series 2014-1A, Class A, 2.250%, 09/22/2031 (S)	154,924	153,622
Series 2015-1A, Class A, 2.520%, 12/20/2032 (S)	364,744	362,856
Nationstar Home Equity Loan Trust, Series 2006-B, Class AV4 1.262%, 09/25/2036 (P)	396,188	384,557
New Century Home Equity Loan Trust
Series 2005-1, Class M1, 1.657%, 03/25/2035 (P)	640,000	603,591
Series 2005-2, Class M2, 1.657%, 06/25/2035 (P)	815,000	799,602
Nissan Auto Receivables Owner Trust
Series 2016-B, Class A4, 1.540%, 10/17/2022	370,000	365,910
Series 2017-A, Class A3, 1.740%, 08/16/2021	450,000	449,952
Octagon Investment Partners XI, Ltd., Series 2007-1A, Class B 1.802%, 08/25/2021 (P)(S)	500,000	498,657
Option One Mortgage Loan Trust, Series 2004-1, Class M1 1.882%, 01/25/2034 (P)	400,048	370,930
RAAC Series Trust, Series 2006-SP4, Class M1 1.322%, 11/25/2036 (P)	245,000	230,531
Renaissance Home Equity Loan Trust, Series 2005-2, Class AF4 4.934%, 08/25/2035 (P)	530,000	531,761
Saxon Asset Securities Trust, Series 2006-2, Class A3C 1.132%, 09/25/2036 (P)	415,836	404,044

28

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS  — March 31, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC, Series 2014-2A, Class A 2.050%, 06/20/2031 (S)	$64,187	$64,087
Sonic Capital LLC, Series 2016-1A, Class A2 4.472%, 05/20/2046 (S)	213,746	210,638
Soundview Home Loan Trust, Series 2005-CTX1, Class M2 1.422%, 11/25/2035 (P)	200,000	195,255
Specialty Underwriting & Residential Finance Trust, Series 2006-BC1, Class A2D 1.282%, 12/25/2036 (P)	534,319	528,571
Structured Asset Investment Loan Trust, Series 2005-2, Class M2 1.717%, 03/25/2035 (P)	518,225	495,670
Structured Asset Securities Corp. Trust, Series 2005-AR1, Class M1 1.412%, 09/25/2035 (P)	196,230	192,293
SunTrust Auto Receivables Trust, Series 2015-1A, Class A4 1.780%, 01/15/2021 (S)	650,000	650,259
Synchrony Credit Card Master Note Trust, Series 2016-1, Class A 2.040%, 03/15/2022	570,000	572,043
Taco Bell Funding LLC
Series 2016-1A, Class A2I, 3.832%, 05/25/2046 (S)	562,175	569,885
Series 2016-1A, Class A2II, 4.377%, 05/25/2046 (S)	696,500	705,528
TAL Advantage V LLC, Series 2014-1A, Class A 3.510%, 02/22/2039 (S)	619,042	606,994
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.500%, 10/25/2056 (P)(S)	812,544	806,793
Series 2017-1, Class A1, 2.750%, 10/25/2056 (S)	284,782	284,483
Toyota Auto Receivables Owner Trust
Series 2015-B, Class A4, 1.740%, 09/15/2020	500,000	501,375
Series 2016-B, Class A4, 1.520%, 08/16/2021	435,000	432,338
Series 2016-C, Class A4, 1.320%, 11/15/2021	390,000	383,993
Series 2017-A, Class A3, 1.730%, 02/16/2021	680,000	679,920
VB-S1 Issuer LLC
Series 2016-1A, Class D, 4.459%, 06/15/2046 (S)	500,000	490,760
Series 2016-1A, Class F, 6.901%, 06/15/2046 (S)	250,000	260,201
Verizon Owner Trust
Series 2016-1A, Class A, 1.420%, 01/20/2021 (S)	2,030,000	2,017,526
Series 2016-2A, Class A, 1.680%, 05/20/2021 (S)	890,000	886,926

Active Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Series 2017-1A, Class A, 2.060%, 09/20/2021 (S)	$1,105,000	$1,108,425
Wendys Funding LLC
Series 2015-1A, Class A2I, 3.371%, 06/15/2045 (S)	1,211,550	1,217,176
Series 2015-1A, Class A2II, 4.080%, 06/15/2045 (S)	591,000	594,948
Westgate Resorts LLC
Series 2014-1A, Class A, 2.150%, 12/20/2026 (S)	541,523	536,216
Series 2014-1A, Class B, 3.250%, 12/20/2026 (S)	349,565	347,223
Series 2015-1A, Class A, 2.750%, 05/20/2027 (S)	287,426	288,265
Series 2015-2A, Class B, 4.000%, 07/20/2028 (S)	647,621	649,456
Series 2016-1A, Class A, 3.500%, 12/20/2028 (S)	292,395	293,824
Series 2017-1A, Class A, 3.050%, 12/20/2030 (S)	430,000	429,463
World Omni Auto Receivables Trust, Series 2016-A, Class A3 1.770%, 09/15/2021	885,000	886,410
TOTAL ASSET BACKED SECURITIES (Cost $67,959,995)		$68,221,019

PREFERRED SECURITIES - 0.4%
Consumer staples - 0.0%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)	2,216	197,224
Financials - 0.2%
Discover Financial Services, 6.500%	5,937	154,065
F.N.B. Corp. (7.250% to 02/15/2024, then 3 month LIBOR + 4.600%)	1,278	36,104
GMAC Capital Trust I, 6.824% (P)	18,517	470,887
Regions Financial Corp., 6.375%	8,726	226,527
The Goldman Sachs Group, Inc. (5.500% to 05/10/2023, then 3 month LIBOR + 3.640%)	8,044	215,740
Wells Fargo & Company, Series L, 7.500%	139	172,360
		1,275,683
Industrials - 0.0%
Glasstech, Inc., Series A (I)	1	602
Utilities - 0.2%
Dominion Resources, Inc., 6.750%	13,493	686,524
DTE Energy Company, 6.500%	6,310	339,036
Exelon Corp., 6.500%	3,491	172,316
		1,197,876
TOTAL PREFERRED SECURITIES (Cost $2,641,038)		$2,671,385

29

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS  — March 31, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
SECURITIES LENDING COLLATERAL - 4.4%
John Hancock Collateral Trust, 0.9609% (W)(Y)	3,264,435	$32,665,237

TOTAL SECURITIES LENDING COLLATERAL (Cost $32,665,552)		$32,665,237

SHORT-TERM INVESTMENTS - 8.3%
U.S. Government Agency - 0.5%
Federal Agricultural Mortgage Corp. Discount Note 0.500%, 04/03/2017 *	$347,000	347,000
Federal Home Loan Bank Discount Note 0.323%, 04/03/2017 *	3,450,000	3,449,938
		3,796,938
Money market funds - 7.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.6179% (Y)	56,599,348	56,599,348
Repurchase agreement - 0.2%
Barclays Tri-Party Repurchase Agreement dated 03/31/2017 at 0.770% to be repurchased at $242,016 on 04/03/2017, collateralized by $241,700 U.S. Treasury Bonds, 3.130% due 08/15/2044 (valued at $246,886 including interest)	$242,000	242,000
Repurchase Agreement with State Street Corp. dated 03/31/2017 at 0.220% to be repurchased at $765,014 on 04/03/2017, collateralized by $655,000 U.S. Treasury Inflation Indexed Notes, 2.625% due 07/15/2017 (valued at $782,024, including interest)	765,000	765,000
		1,007,000
TOTAL SHORT-TERM INVESTMENTS (Cost $61,403,276)		$61,403,286
Total Investments (Active Bond Trust) (Cost $793,668,044) - 109.0%		$809,234,619
Other assets and liabilities, net - (9.0%)		(66,549,554)
TOTAL NET ASSETS - 100.0%		$742,685,065

Currency Abbreviations

ARS	Argentine Peso
BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso

Secuirty Abbreviations and Legend

IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 3-31-17. The value of securities on loan amounted to $31,976,161.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $138,007,828 or 18.6% of the fund’s net assets as of 3-31-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 3-31-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

30

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS  — March 31, 2017 (unaudited) (showing percentage of total net assets)

All Cap Core Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 98.7%
Consumer discretionary - 9.6%
Auto components - 0.8%
Lear Corp.	10,100	$1,429,958
Automobiles - 1.1%
Ford Motor Company	8,300	96,612
General Motors Company	50,400	1,782,144
		1,878,756
Diversified consumer services - 0.0%
Ascent Capital Group, Inc., Class A (I)	1,200	16,956
Hotels, restaurants and leisure - 1.1%
Caesars Entertainment Corp. (I)	55,300	528,115
Intrawest Resorts Holdings, Inc. (I)	31,800	795,318
Royal Caribbean Cruises, Ltd.	7,100	696,581
		2,020,014
Household durables - 0.4%
AV Homes, Inc. (I)	8,500	139,825
DR Horton, Inc.	3,200	106,592
Installed Building Products, Inc. (I)	3,900	205,725
Mohawk Industries, Inc. (I)	600	137,694
UCP, Inc., Class A (I)	3,100	31,465
		621,301
Internet and direct marketing retail - 0.1%
Amazon.com, Inc. (I)	220	195,039
Media - 2.1%
Cable One, Inc.	170	106,160
Omnicom Group, Inc.	22,800	1,965,588
Scripps Networks Interactive, Inc., Class A	400	31,348
The Walt Disney Company	11,400	1,292,646
Viacom, Inc., Class B	6,900	321,678
		3,717,420
Multiline retail - 0.1%
Target Corp.	2,000	110,380
Specialty retail - 3.9%
Best Buy Company, Inc.	50,800	2,496,820
Big 5 Sporting Goods Corp.	15,600	235,560
Burlington Stores, Inc. (I)	2,500	243,225
GameStop Corp., Class A	29,300	660,715
Office Depot, Inc.	80,000	373,200
Pier 1 Imports, Inc.	72,200	516,952
The Children’s Place, Inc.	18,700	2,244,935
The Home Depot, Inc.	1,000	146,830
Tilly’s, Inc., Class A	5,300	47,806
		6,966,043
Textiles, apparel and luxury goods - 0.0%
PVH Corp.	600	62,082
		17,017,949
Consumer staples - 6.2%
Food and staples retailing - 1.5%
Sysco Corp.	19,200	996,864
Wal-Mart Stores, Inc.	24,100	1,737,128
		2,733,992

All Cap Core Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples (continued)
Food products - 3.0%
Bunge, Ltd.	6,000	$475,560
Conagra Brands, Inc.	1,200	48,408
Dean Foods Company	57,600	1,132,416
Ingredion, Inc.	2,100	252,903
Pilgrim’s Pride Corp.	1,700	38,259
Sanderson Farms, Inc.	18,700	1,941,808
The Hershey Company	1,600	174,800
Tyson Foods, Inc., Class A	21,400	1,320,594
		5,384,748
Household products - 0.8%
Central Garden & Pet Company (I)	5,300	196,471
Central Garden & Pet Company, Class A (I)	3,700	128,464
HRG Group, Inc. (I)	4,100	79,212
The Procter & Gamble Company	10,500	943,425
		1,347,572
Tobacco - 0.9%
Altria Group, Inc.	11,200	799,904
Philip Morris International, Inc.	4,100	462,890
Universal Corp.	4,600	325,450
		1,588,244
		11,054,556
Energy - 5.0%
Energy equipment and services - 0.9%
McDermott International, Inc. (I)	230,800	1,557,900
Transocean, Ltd. (I)	11,000	136,950
		1,694,850
Oil, gas and consumable fuels - 4.1%
Chevron Corp.	6,700	719,379
Cimarex Energy Company	8,900	1,063,461
ConocoPhillips	15,500	772,985
DHT Holdings, Inc.	90,300	403,641
Exxon Mobil Corp.	7,500	615,075
Laredo Petroleum, Inc. (I)	41,900	611,740
ONEOK, Inc.	29,400	1,629,936
Renewable Energy Group, Inc. (I)	23,400	244,530
Valero Energy Corp.	17,500	1,160,075
		7,220,822
		8,915,672
Financials - 17.4%
Banks - 7.8%
Bank of America Corp.	80,100	1,889,559
Century Bancorp, Inc., Class A	600	36,495
Citigroup, Inc.	55,200	3,302,064
Citizens Financial Group, Inc.	61,600	2,128,280
Enterprise Financial Services Corp.	800	33,920
First BanCorp (I)	244,600	1,381,990
JPMorgan Chase & Co.	6,900	606,096
OFG Bancorp	87,300	1,030,140
Popular, Inc.	50,200	2,044,646
SunTrust Banks, Inc.	23,200	1,282,960

31

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS  — March 31, 2017 (unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
Zions Bancorporation	1,800	$75,600
		13,811,750
Capital markets - 2.3%
Ameriprise Financial, Inc.	2,800	363,104
CBOE Holdings, Inc.	3,000	243,210
Morgan Stanley	52,200	2,236,248
The Goldman Sachs Group, Inc.	5,800	1,332,376
		4,174,938
Consumer finance - 0.9%
American Express Company	6,600	522,126
Discover Financial Services	6,000	410,340
Enova International, Inc. (I)	40,200	596,970
		1,529,436
Diversified financial services - 0.2%
Berkshire Hathaway, Inc., Class B (I)	1,500	250,020
Leucadia National Corp.	7,400	192,400
		442,420
Insurance - 3.8%
Alleghany Corp. (I)	2,060	1,266,200
Assured Guaranty, Ltd.	11,900	441,609
Lincoln National Corp.	4,200	274,890
Prudential Financial, Inc.	16,600	1,770,888
Reinsurance Group of America, Inc.	2,100	266,658
RenaissanceRe Holdings, Ltd.	3,100	448,415
The Allstate Corp.	6,500	529,685
The Progressive Corp.	31,800	1,245,924
Unum Group	9,300	436,077
		6,680,346
Mortgage real estate investment trusts - 2.4%
Chimera Investment Corp.	114,600	2,312,628
MFA Financial, Inc.	89,500	723,160
MTGE Investment Corp.	6,800	113,900
New Residential Investment Corp.	69,900	1,186,902
		4,336,590
		30,975,480
Health care - 14.9%
Biotechnology - 2.3%
AMAG Pharmaceuticals, Inc. (I)	12,000	270,600
Amgen, Inc.	15,600	2,559,492
Biogen, Inc. (I)	180	49,216
Gilead Sciences, Inc.	13,000	882,960
United Therapeutics Corp. (I)	2,600	351,988
		4,114,256
Health care equipment and supplies - 2.3%
Baxter International, Inc.	45,600	2,364,816
Inogen, Inc. (I)	19,200	1,489,152
OraSure Technologies, Inc. (I)	12,600	162,918
		4,016,886
Health care providers and services - 3.7%
Anthem, Inc.	3,300	545,754

All Cap Core Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Health care providers and services (continued)
Centene Corp. (I)	3,900	$277,914
Express Scripts Holding Company (I)	10,300	678,873
Humana, Inc.	3,100	639,034
UnitedHealth Group, Inc.	19,600	3,214,596
WellCare Health Plans, Inc. (I)	8,900	1,247,869
		6,604,040
Life sciences tools and services - 1.9%
Mettler-Toledo International, Inc. (I)	2,000	957,820
PRA Health Sciences, Inc. (I)	37,200	2,426,556
		3,384,376
Pharmaceuticals - 4.7%
Allergan PLC	2,400	573,408
Eli Lilly & Company	1,700	142,987
Johnson & Johnson	36,700	4,570,985
Merck & Company, Inc.	49,800	3,164,292
		8,451,672
		26,571,230
Industrials - 12.4%
Aerospace and defense - 1.5%
Huntington Ingalls Industries, Inc.	2,300	460,552
The Boeing Company	12,600	2,228,436
		2,688,988
Airlines - 1.9%
American Airlines Group, Inc.	38,100	1,611,630
Copa Holdings SA, Class A	2,500	280,625
United Continental Holdings, Inc. (I)	21,600	1,525,824
		3,418,079
Commercial services and supplies - 1.6%
ACCO Brands Corp. (I)	49,200	646,980
Quad/Graphics, Inc.	53,600	1,352,864
Viad Corp.	1,700	76,840
Waste Management, Inc.	11,300	823,996
		2,900,680
Construction and engineering - 0.6%
Argan, Inc.	10,300	681,345
MasTec, Inc. (I)	2,700	108,135
MYR Group, Inc. (I)	4,800	196,800
		986,280
Industrial conglomerates - 1.1%
Raven Industries, Inc.	44,400	1,289,820
Roper Technologies, Inc.	3,600	743,364
		2,033,184
Machinery - 4.2%
Allison Transmission Holdings, Inc.	4,500	162,270
Cummins, Inc.	1,500	226,800
Kennametal, Inc.	8,900	349,147
Meritor, Inc. (I)	99,300	1,701,009
Parker-Hannifin Corp.	14,800	2,372,736
The Greenbrier Companies, Inc.	52,200	2,249,820

32

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS  — March 31, 2017 (unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Machinery (continued)
Wabash National Corp.	17,300	$357,937
		7,419,719
Professional services - 0.3%
Insperity, Inc.	5,800	514,170
Trading companies and distributors - 1.2%
Rush Enterprises, Inc., Class A (I)	35,500	1,174,340
United Rentals, Inc. (I)	7,500	937,875
		2,112,215
		22,073,315
Information technology - 21.9%
Communications equipment - 0.4%
Extreme Networks, Inc. (I)	63,100	473,881
F5 Networks, Inc. (I)	2,000	285,140
		759,021
Electronic equipment, instruments and components - 2.4%
Corning, Inc.	10,000	270,000
Jabil Circuit, Inc.	1,500	43,380
Sanmina Corp. (I)	54,900	2,228,940
SYNNEX Corp.	4,000	447,760
TTM Technologies, Inc. (I)	75,600	1,219,428
		4,209,508
Internet software and services - 2.9%
Alphabet, Inc., Class A (I)	1,100	932,580
Alphabet, Inc., Class C (I)	2,090	1,733,780
eBay, Inc. (I)	12,600	422,982
Facebook, Inc., Class A (I)	10,400	1,477,320
LogMeIn, Inc.	4,900	477,750
MeetMe, Inc. (I)	7,200	42,408
		5,086,820
IT services - 4.2%
Accenture PLC, Class A	16,200	1,942,056
Automatic Data Processing, Inc.	300	30,717
Fiserv, Inc. (I)	3,500	403,585
IBM Corp.	15,200	2,646,928
Leidos Holdings, Inc.	18,800	961,432
Paychex, Inc.	6,100	359,290
The Hackett Group, Inc.	7,700	150,073
Visa, Inc., Class A	11,300	1,004,231
		7,498,312
Semiconductors and semiconductor equipment - 4.3%
Applied Materials, Inc.	56,400	2,193,960
KLA-Tencor Corp.	500	47,535
Lam Research Corp.	13,100	1,681,516
Micron Technology, Inc. (I)	82,700	2,390,030
MKS Instruments, Inc.	1,200	82,500
Texas Instruments, Inc.	15,800	1,272,848
		7,668,389
Software - 4.0%
Microsoft Corp.	87,707	5,776,383

All Cap Core Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Software (continued)
Oracle Corp.	24,300	$1,084,023
Synopsys, Inc. (I)	1,600	115,408
Take-Two Interactive Software, Inc. (I)	600	35,562
		7,011,376
Technology hardware, storage and peripherals - 3.7%
Apple, Inc.	28,982	4,163,554
HP, Inc.	137,100	2,451,348
		6,614,902
		38,848,328
Materials - 3.9%
Chemicals - 2.3%
Koppers Holdings, Inc. (I)	1,800	76,230
LyondellBasell Industries NV, Class A	2,600	237,094
Rayonier Advanced Materials, Inc.	39,200	527,240
The Dow Chemical Company	17,700	1,124,658
Trinseo SA	31,100	2,086,810
		4,052,032
Containers and packaging - 0.1%
Packaging Corp. of America	3,000	274,860
Metals and mining - 1.5%
Alcoa Corp.	2,500	86,000
Newmont Mining Corp.	3,400	112,064
Nucor Corp.	9,200	549,424
Olympic Steel, Inc.	1,600	29,696
Steel Dynamics, Inc.	22,400	778,624
United States Steel Corp.	30,900	1,044,729
		2,600,537
		6,927,429
Real estate - 2.9%
Equity real estate investment trusts - 2.2%
Ashford Hospitality Prime, Inc.	25,500	270,555
CorEnergy Infrastructure Trust, Inc.	56,400	1,905,192
Government Properties Income Trust	22,200	464,646
HCP, Inc.	1,100	34,408
Hospitality Properties Trust	18,600	586,458
Mack-Cali Realty Corp.	14,000	377,160
Outfront Media, Inc.	12,000	318,600
		3,957,019
Real estate management and development - 0.7%
The RMR Group, Inc., Class A	24,600	1,217,700
		5,174,719
Telecommunication services - 1.2%
Diversified telecommunication services - 1.2%
CenturyLink, Inc.	7,700	181,489
IDT Corp., Class B	16,400	208,608
Intelsat SA (I)	21,100	87,565
Verizon Communications, Inc.	30,400	1,481,999
Windstream Holdings, Inc.	17,900	97,555
		2,057,216

33

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS  — March 31, 2017 (unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities - 3.3%
Electric utilities - 1.6%
Edison International	11,900	$947,359
Entergy Corp.	10,400	789,984
Exelon Corp.	28,400	1,021,832
		2,759,175
Independent power and renewable electricity producers - 0.5%
NRG Energy, Inc.	32,300	604,010
Ormat Technologies, Inc.	5,000	285,400
		889,410
Multi-utilities - 1.2%
CenterPoint Energy, Inc.	72,700	2,004,339
DTE Energy Company	1,600	163,376
		2,167,715
		5,816,300
TOTAL COMMON STOCKS (Cost $158,493,248)		$175,432,194

SHORT-TERM INVESTMENTS - 1.1%
Money market funds - 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.6179% (Y)	2,076,745	2,076,745
TOTAL SHORT-TERM INVESTMENTS (Cost $2,076,745)		$2,076,745
Total Investments (All Cap Core Trust) (Cost $160,569,993) - 99.8%		$177,508,939
Other assets and liabilities, net - 0.2%		287,684
TOTAL NET ASSETS - 100.0%		$177,796,623

Security Abbreviations and Legend

(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 3-31-17.

34

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS  — March 31, 2017 (unaudited) (showing percentage of total net assets)

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
Russell 2000 Mini Index Futures	2	Long	Jun 2017	$136,804	$138,440	$1,636
S&P 500 Index E-Mini Futures	18	Long	Jun 2017	2,131,689	2,123,280	(8,409)
						($6,773)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

35

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 86.9%
Consumer discretionary - 11.7%
Auto components - 0.8%
Delphi Automotive PLC	13,456	$1,083,073
Automobiles - 0.7%
Geely Automobile Holdings, Ltd.	123,491	189,257
Harley-Davidson, Inc.	10,020	606,210
Tesla, Inc. (I)	553	153,900
		949,367
Diversified consumer services - 0.1%
The Honest Company, Inc. (I)(R)	3,841	128,366
Hotels, restaurants and leisure - 2.0%
China Lodging Group, Ltd., ADR (I)	3,401	211,032
Choice Hotels International, Inc.	12,136	759,714
Hilton Worldwide Holdings, Inc.	8,007	468,089
McDonald’s Corp.	6,167	799,305
Panera Bread Company, Class A (I)	1,983	519,288
The Cheesecake Factory, Inc.	2,298	145,601
		2,903,029
Household durables - 1.1%
NVR, Inc. (I)	781	1,645,473
Internet and direct marketing retail - 2.2%
Amazon.com, Inc. (I)	858	760,651
Ctrip.com International, Ltd., ADR (I)	2,589	127,249
Expedia, Inc.	5,437	685,986
Netflix, Inc. (I)	6,175	912,727
The Priceline Group, Inc. (I)	271	482,372
Zalando SE (I)	2,673	108,035
		3,077,020
Media - 0.6%
Nexstar Media Group, Inc.	2,034	142,685
Sinclair Broadcast Group, Inc., Class A	3,551	143,816
Viacom, Inc., Class B	13,269	618,601
		905,102
Specialty retail - 2.6%
Advance Auto Parts, Inc.	7,714	1,143,678
CarMax, Inc. (I)	3,841	227,464
Jand, Inc., Class A (I)(R)	3,495	29,603
Lowe’s Companies, Inc.	8,294	681,850
The Home Depot, Inc.	5,786	849,558
The TJX Companies, Inc.	9,486	750,153
		3,682,306
Textiles, apparel and luxury goods - 1.6%
NIKE, Inc., Class B	38,963	2,171,408
VF Corp.	1,660	91,250
		2,262,658
		16,636,394
Consumer staples - 4.8%
Beverages - 0.9%
Monster Beverage Corp. (I)	10,218	471,765
The Coca-Cola Company	18,006	764,175
		1,235,940

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer staples (continued)
Food and staples retailing - 1.0%
Costco Wholesale Corp.	8,089	$1,356,444
		1,356,444
Food products - 0.3%
The Hershey Company	4,467	488,020
		488,020
Household products - 0.7%
Colgate-Palmolive Company	13,090	958,057
		958,057
Personal products - 1.1%
Coty, Inc., Class A	27,258	494,188
Unilever NV - NY Shares	22,991	1,142,193
		1,636,381
Tobacco - 0.8%
Philip Morris International, Inc.	9,966	1,125,161
		6,800,003
Energy - 3.5%
Energy equipment and services - 0.6%
Baker Hughes, Inc.	6,410	383,446
Halliburton Company	11,219	552,087
		935,533
Oil, gas and consumable fuels - 2.9%
Chevron Corp.	8,354	896,969
Newfield Exploration Company (I)	17,250	636,698
Phillips 66	10,637	842,663
Pioneer Natural Resources Company	2,194	408,589
Suncor Energy, Inc.	32,009	984,277
World Fuel Services Corp.	9,570	346,913
		4,116,109
		5,051,642
Financials - 19.6%
Banks - 8.6%
Banco Santander SA, ADR	23,120	140,338
Bank of America Corp.	77,671	1,832,259
Citigroup, Inc.	24,770	1,481,741
Comerica, Inc.	3,016	206,837
First Citizens BancShares, Inc., Class A	736	246,832
First Republic Bank	5,744	538,845
JPMorgan Chase & Co.	16,085	1,412,906
M&T Bank Corp.	10,240	1,584,435
The PNC Financial Services Group, Inc.	23,655	2,844,277
UniCredit SpA	9,074	139,878
Wells Fargo & Company	32,554	1,811,956
		12,240,304
Capital markets - 2.0%
BlackRock, Inc.	4,023	1,542,861
Deutsche Bank AG	8,336	143,046
FactSet Research Systems, Inc.	3,615	596,150
Moody’s Corp.	1,844	206,602
Morgan Stanley	3,317	142,100

36

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Capital markets (continued)
Ocelot Partners, Ltd. (I)(S)	7,469	$73,719
Raymond James Financial, Inc.	1,878	143,216
		2,847,694
Consumer finance - 1.4%
American Express Company	13,357	1,056,672
Capital One Financial Corp.	5,337	462,504
Credit Acceptance Corp. (I)	568	113,265
Synchrony Financial	11,875	407,313
		2,039,754
Diversified financial services - 0.5%
Berkshire Hathaway, Inc., Class B (I)	4,318	719,724
		719,724
Insurance - 7.1%
Alleghany Corp. (I)	607	373,099
American International Group, Inc.	16,899	1,055,005
Chubb, Ltd.	16,020	2,182,725
Fairfax Financial Holdings, Ltd.	1,151	523,807
Markel Corp. (I)	1,569	1,531,124
Marsh & McLennan Companies, Inc.	11,513	850,696
MetLife, Inc.	36,343	1,919,637
Unum Group	10,534	493,939
White Mountains Insurance Group, Ltd.	540	475,135
XL Group, Ltd.	17,757	707,794
		10,112,961
		27,960,437
Health care - 11.0%
Biotechnology - 0.9%
Biogen, Inc. (I)	2,276	622,304
Genmab A/S (I)	668	128,543
Incyte Corp. (I)	2,025	270,682
TESARO, Inc. (I)	1,799	276,812
		1,298,341
Health care equipment and supplies - 1.8%
ABIOMED, Inc. (I)	2,661	333,157
Align Technology, Inc. (I)	4,548	521,701
Edwards Lifesciences Corp. (I)	5,030	473,172
Intuitive Surgical, Inc. (I)	180	137,965
Medtronic PLC	14,538	1,171,181
		2,637,176
Health care providers and services - 3.4%
Cardinal Health, Inc.	10,666	869,812
Envision Healthcare Corp. (I)	9,716	595,785
Laboratory Corp. of America Holdings (I)	4,679	671,296
McKesson Corp.	14,164	2,099,955
UnitedHealth Group, Inc.	3,893	638,491
		4,875,339
Pharmaceuticals - 4.9%
Allergan PLC	4,048	967,148
Bristol-Myers Squibb Company	45,942	2,498,326
Eli Lilly & Company	13,230	1,112,775

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Pharmaceuticals (continued)
Merck & Company, Inc.	21,732	$1,380,851
Mylan NV (I)	21,627	843,237
STADA Arzneimittel AG	2,244	137,439
		6,939,776
		15,750,632
Industrials - 12.3%
Aerospace and defense - 0.4%
Lockheed Martin Corp.	2,301	615,748
		615,748
Air freight and logistics - 0.9%
FedEx Corp.	430	83,915
United Parcel Service, Inc., Class B	9,369	1,005,294
XPO Logistics, Inc. (I)	2,774	132,847
		1,222,056
Airlines - 0.9%
American Airlines Group, Inc.	17,895	756,959
Spirit Airlines, Inc. (I)	8,903	472,482
		1,229,441
Building products - 0.8%
Lennox International, Inc.	6,388	1,068,712
Commercial services and supplies - 1.3%
Cintas Corp.	5,971	755,570
Clean Harbors, Inc. (I)	13,676	760,659
UniFirst Corp.	2,883	407,800
		1,924,029
Electrical equipment - 0.5%
Eaton Corp. PLC	9,717	720,516
		720,516
Industrial conglomerates - 1.1%
3M Company	4,565	873,421
Honeywell International, Inc.	5,458	681,540
		1,554,961
Machinery - 1.8%
Allison Transmission Holdings, Inc.	16,135	581,828
IDEX Corp.	8,246	771,083
KION Group AG	2,107	137,531
PACCAR, Inc.	10,214	686,381
The Middleby Corp. (I)	2,970	405,257
		2,582,080
Professional services - 0.2%
TransUnion (I)	8,720	334,412
		334,412
Road and rail - 3.5%
AMERCO	1,204	458,953
Canadian National Railway Company	18,046	1,332,026
CSX Corp.	7,417	345,261
DSV A/S	1,614	83,481
Genesee & Wyoming, Inc., Class A (I)	13,579	921,471

37

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Road and rail (continued)
Knight Transportation, Inc.	3,004	$94,175
Union Pacific Corp.	16,024	1,697,262
		4,932,629
Trading companies and distributors - 0.9%
Fastenal Company	18,295	942,193
MSC Industrial Direct Company, Inc., Class A	3,721	382,370
		1,324,563
		17,509,147
Information technology - 16.4%
Communications equipment - 2.1%
Acacia Communications, Inc. (I)	11,593	679,582
Arista Networks, Inc. (I)	595	78,701
Cisco Systems, Inc.	50,318	1,700,748
Finisar Corp. (I)	4,281	117,043
Motorola Solutions, Inc.	5,277	454,983
		3,031,057
Electronic equipment, instruments and components - 1.8%
AAC Technologies Holdings, Inc.	23,101	270,490
Amphenol Corp., Class A	3,333	237,210
Cognex Corp.	3,524	295,840
Coherent, Inc. (I)	2,922	600,880
Dolby Laboratories, Inc., Class A	1,820	95,386
IPG Photonics Corp. (I)	1,191	143,754
Keysight Technologies, Inc. (I)	18,580	671,481
Universal Display Corp.	2,420	208,362
		2,523,403
Internet software and services - 2.8%
Alibaba Group Holding, Ltd., ADR (I)	4,289	462,483
Alphabet, Inc., Class A (I)	300	254,340
CoStar Group, Inc. (I)	2,521	522,402
Facebook, Inc., Class A (I)	7,045	1,000,742
GoDaddy, Inc., Class A (I)	2,990	113,321
NetEase, Inc., ADR	855	242,820
Nutanix, Inc. (I)	32,127	602,703
SINA Corp. (I)	1,875	135,225
The Trade Desk, Inc., Class A (I)	57	2,123
Weibo Corp., ADR (I)	2,578	134,520
Zillow Group, Inc., Class A (I)	2,836	95,885
Zillow Group, Inc., Class C (I)	13,517	455,117
		4,021,681
IT services - 1.6%
Accenture PLC, Class A	6,125	734,265
Automatic Data Processing, Inc.	6,992	715,911
Visa, Inc., Class A	9,451	839,910
		2,290,086
Semiconductors and semiconductor equipment - 3.7%
Applied Materials, Inc.	3,633	141,324
Broadcom, Ltd.	837	183,270

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Cabot Microelectronics Corp.	331	$25,358
Intel Corp.	22,041	795,019
Lam Research Corp.	2,654	340,667
Maxim Integrated Products, Inc.	5,419	243,638
Microchip Technology, Inc.	9,560	705,337
Micron Technology, Inc. (I)	29,515	852,984
MKS Instruments, Inc.	906	62,288
Monolithic Power Systems, Inc.	2,017	185,766
NVIDIA Corp.	2,749	299,449
ON Semiconductor Corp. (I)	9,443	146,272
QUALCOMM, Inc.	9,197	527,356
Skyworks Solutions, Inc.	8,094	793,050
		5,301,778
Software - 4.1%
Activision Blizzard, Inc.	2,126	106,002
Adobe Systems, Inc. (I)	1,832	238,398
Autodesk, Inc. (I)	1,658	143,367
Electronic Arts, Inc. (I)	2,109	188,798
HubSpot, Inc. (I)	3,879	234,873
Microsoft Corp.	37,430	2,465,140
Nintendo Company, Ltd.	868	201,410
ServiceNow, Inc. (I)	7,849	686,552
SS&C Technologies Holdings, Inc.	6,949	245,995
Take-Two Interactive Software, Inc. (I)	3,943	233,702
The Ultimate Software Group, Inc. (I)	1,659	323,853
Workday, Inc., Class A (I)	5,681	473,114
Zendesk, Inc. (I)	8,807	246,948
		5,788,152
Technology hardware, storage and peripherals - 0.3%
Apple, Inc.	3,310	475,515
		475,515
		23,431,672
Materials - 4.3%
Chemicals - 1.9%
Albemarle Corp.	1,342	141,769
Platform Specialty Products Corp. (I)	26,737	348,116
Praxair, Inc.	4,160	493,376
The Chemours Company	10,292	396,242
The Sherwin-Williams Company	1,553	481,725
Westlake Chemical Corp.	13,190	871,200
		2,732,428
Construction materials - 0.1%
Martin Marietta Materials, Inc.	488	106,506
		106,506
Containers and packaging - 1.6%
Ball Corp.	5,663	420,534
International Paper Company	28,301	1,437,125
Silgan Holdings, Inc.	6,439	382,219
		2,239,878

38

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Materials (continued)
Metals and mining - 0.3%
ArcelorMittal (I)	59,784	$499,196
		499,196
Paper and forest products - 0.4%
KapStone Paper and Packaging Corp.	16,579	382,975
Norbord, Inc.	7,475	212,752
		595,727
		6,173,735
Real estate - 1.4%
Equity real estate investment trusts - 1.3%
American Tower Corp.	2,393	290,845
Public Storage	4,478	980,279
Weyerhaeuser Company	15,684	532,942
		1,804,066
Real estate management and development - 0.1%
WeWork Companies, Inc., Class A (I)(R)	2,554	128,191
		1,932,257
Telecommunication services - 0.3%
Diversified telecommunication services - 0.3%
Verizon Communications, Inc.	9,704	473,070
		473,070
		473,070
Utilities - 1.6%
Electric utilities - 0.6%
NextEra Energy, Inc.	7,030	902,441
		902,441
Gas utilities - 0.3%
UGI Corp.	8,797	434,572
Multi-utilities - 0.7%
Dominion Resources, Inc.	11,760	912,223
		2,249,236
TOTAL COMMON STOCKS (Cost $109,085,163)		$123,968,225

PREFERRED SECURITIES - 9.9%
Consumer discretionary - 0.7%
Diversified consumer services - 0.2%
The Honest Company, Inc. (I)(R)	8,963	299,543
Internet and direct marketing retail - 0.5%
Coupang LLC (I)(R)	143,460	691,477
Specialty retail - 0.0%
Jand, Inc., Series D (I)(R)	7,805	66,108
		1,057,128
Industrials - 0.4%
Electrical equipment - 0.4%
Lithium Technology Corp. (I)(R)	118,631	542,144

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Information technology - 7.8%
Electronic equipment, instruments and components - 0.5%
Veracode, Inc. (I)(R)	18,712	$683,549
Internet software and services - 5.1%
Dropbox, Inc., Series C (I)(R)	10,895	119,191
Lookout, Inc., Series F (I)(R)	25,174	184,274
Uber Technologies, Inc. (I)(R)	142,224	6,936,577
		7,240,042
Software - 2.2%
Birst, Inc., Series F (I)(R)	46,072	234,506
Cloudera, Inc., Series F (I)(R)	15,771	323,306
DraftKings, Inc., Series C (I)(R)	75,450	165,990
DraftKings, Inc., Series E (I)(R)	32,851	65,045
Essence Group Holdings Corp. (I)(R)	203,629	551,835
MarkLogic Corp., Series F (I)(R)	30,839	285,878
Pinterest, Inc., Series G (I)(R)	162,095	1,136,286
Zuora, Inc., Series F (I)(R)	99,899	363,632
		3,126,478
		11,050,069
Real estate - 1.0%
Real estate management and development - 1.0%
Redfin Corp. (I)(R)	78,202	322,192
WeWork Companies, Inc., Series D1 (I)(R)	12,694	637,140
WeWork Companies, Inc., Series D2 (I)(R)	9,974	500,618
		1,459,950
		1,459,950
TOTAL PREFERRED SECURITIES (Cost $7,946,362)		$14,109,291

WARRANTS - 0.0%
Ocelot Partners, Ltd. (Expiration Date: 03/08/2020; Strike Price: $11.50) (I)	7,469	2,988
TOTAL WARRANTS (Cost $75)		$2,988

SHORT-TERM INVESTMENTS - 3.4%
Repurchase agreement - 3.4%
Deutsche Bank Tri-Party Repurchase Agreement dated 03/31/2017 at 0.810% to be repurchased at $4,900,331 on 04/03/2017, collateralized by $4,811,077 Government National Mortgage Association, 3.500% due 02/20/2047 (valued at $4,998,000, including interest)	$4,900,000	4,900,000
TOTAL SHORT-TERM INVESTMENTS (Cost $4,900,000)		$4,900,000
Total Investments (Alpha Opportunities Trust) (Cost $121,931,600) - 100.2%		$142,980,504
Other assets and liabilities, net - (0.2%)		(288,146)
TOTAL NET ASSETS - 100.0%		$142,692,358

Security Abbreviations and Legend

ADR	American Depositary Receipts
(I)	Non-income producing security.
(R)	Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund’s investments.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

39

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

American Asset Allocation Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	68,041,132	$1,557,461,512
TOTAL INVESTMENT COMPANIES (Cost $1,030,646,066)		$1,557,461,512
Total Investments (American Asset Allocation Trust) (Cost $1,030,646,066) - 100.0%		$1,557,461,512
Other assets and liabilities, net - 0.0%		27,241
TOTAL NET ASSETS - 100.0%		$1,557,488,753

40

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

American Global Growth Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 99.9%
American Funds Insurance Series - 99.9%
American Global Growth Fund - Class 1	8,289,033	$218,747,578
TOTAL INVESTMENT COMPANIES (Cost $212,581,942)		$218,747,578
Total Investments (American Global Growth Trust) (Cost $212,581,942) - 99.9%		$218,747,578
Other assets and liabilities, net - 0.1%		118,077
TOTAL NET ASSETS - 100.0%		$218,865,655

41

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

American Growth Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	12,172,623	$894,809,503
TOTAL INVESTMENT COMPANIES (Cost $695,532,334)		$894,809,503
Total Investments (American Growth Trust) (Cost $695,532,334) - 100.0%		$894,809,503
Other assets and liabilities, net - 0.0%		7,770
TOTAL NET ASSETS - 100.0%		$894,817,273

42

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

American Growth-Income Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	22,641,034	$1,072,732,211
TOTAL INVESTMENT COMPANIES (Cost $899,172,605)		$1,072,732,211
Total Investments (American Growth-Income Trust) (Cost $899,172,605) - 100.0%		$1,072,732,211
Other assets and liabilities, net - 0.0%		9,319
TOTAL NET ASSETS - 100.0%		$1,072,741,530

43

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

American International Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1	27,818,733	$514,090,189
TOTAL INVESTMENT COMPANIES (Cost $473,467,623)		$514,090,189
Total Investments (American International Trust) (Cost $473,467,623) - 100.0%		$514,090,189
Other assets and liabilities, net - 0.0%		(2,029)
TOTAL NET ASSETS - 100.0%		$514,088,160

44

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

American New World Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American New World Fund - Class 1	3,945,959	$85,232,720
TOTAL INVESTMENT COMPANIES (Cost $85,440,549)		$85,232,720
Total Investments (American New World Trust) (Cost $85,440,549) - 100.0%		$85,232,720
Other assets and liabilities, net - 0.0%		(18,366)
TOTAL NET ASSETS - 100.0%		$85,214,354

45

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.5%
Consumer discretionary - 24.6%
Auto components - 0.4%
Delphi Automotive PLC	80,100	$6,447,249
Automobiles - 1.1%
Ferrari NV	53,200	3,955,952
Tesla, Inc. (I)(L)	51,282	14,271,781
		18,227,733
Hotels, restaurants and leisure - 3.1%
Domino’s Pizza, Inc. (L)	3,700	681,910
Hilton Worldwide Holdings, Inc.	134,174	7,843,812
Las Vegas Sands Corp.	36,100	2,060,227
Marriott International, Inc., Class A	119,729	11,276,077
MGM Resorts International	285,600	7,825,440
Norwegian Cruise Line Holdings, Ltd. (I)	12,800	649,344
Royal Caribbean Cruises, Ltd.	80,300	7,878,233
Starbucks Corp.	80,000	4,671,200
Yum! Brands, Inc.	120,800	7,719,120
		50,605,363
Internet and direct marketing retail - 15.0%
Amazon.com, Inc. (I)	159,689	141,570,686
Ctrip.com International, Ltd., ADR (I)(L)	188,340	9,256,911
Netflix, Inc. (I)	134,500	19,880,445
The Priceline Group, Inc. (I)	43,900	78,140,683
		248,848,725
Media - 0.8%
Charter Communications, Inc., Class A (I)	23,049	7,544,399
Comcast Corp., Class A	144,800	5,443,032
The Walt Disney Company	10,600	1,201,934
		14,189,365
Multiline retail - 0.1%
Dollar General Corp.	11,900	829,787
Specialty retail - 3.9%
AutoZone, Inc. (I)	8,600	6,218,230
Lowe’s Companies, Inc.	170,900	14,049,689
O’Reilly Automotive, Inc. (I)(L)	47,959	12,941,257
Ross Stores, Inc.	166,000	10,934,420
The Home Depot, Inc.	136,300	20,012,929
		64,156,525
Textiles, apparel and luxury goods - 0.2%
Coach, Inc.	66,600	2,752,578
		406,057,325
Consumer staples - 2.3%
Beverages - 0.3%
Constellation Brands, Inc., Class A	16,700	2,706,569
Dr. Pepper Snapple Group, Inc.	1,700	166,464
Molson Coors Brewing Company, Class B	4,900	468,979
Monster Beverage Corp. (I)	23,800	1,098,846
		4,440,858
Food and staples retailing - 1.1%
Costco Wholesale Corp.	17,600	2,951,344

Blue Chip Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer staples (continued)
Food and staples retailing (continued)
Walgreens Boots Alliance, Inc.	192,400	$15,978,820
		18,930,164
Tobacco - 0.9%
Philip Morris International, Inc.	134,800	15,218,920
		38,589,942
Financials - 9.1%
Banks - 1.6%
Citigroup, Inc.	54,800	3,278,136
Citizens Financial Group, Inc.	158,700	5,483,085
First Republic Bank	49,987	4,689,280
JPMorgan Chase & Co.	146,100	12,833,424
		26,283,925
Capital markets - 6.7%
Ameriprise Financial, Inc.	13,051	1,692,454
CME Group, Inc.	33,300	3,956,040
Intercontinental Exchange, Inc.	345,200	20,667,124
Morgan Stanley	798,900	34,224,876
S&P Global, Inc.	19,000	2,484,060
State Street Corp. (L)	167,607	13,343,193
TD Ameritrade Holding Corp.	494,400	19,212,384
The Bank of New York Mellon Corp.	117,500	5,549,525
The Charles Schwab Corp.	187,500	7,651,875
The Goldman Sachs Group, Inc.	9,600	2,205,312
		110,986,843
Insurance - 0.8%
Chubb, Ltd.	9,100	1,239,875
Marsh & McLennan Companies, Inc.	97,100	7,174,719
The Progressive Corp.	14,400	564,192
Willis Towers Watson PLC	33,718	4,413,349
		13,392,135
		150,662,903
Health care - 17.4%
Biotechnology - 4.2%
Alexion Pharmaceuticals, Inc. (I)	122,328	14,831,047
Biogen, Inc. (I)	50,900	13,917,078
Celgene Corp. (I)	172,800	21,501,504
Regeneron Pharmaceuticals, Inc. (I)	800	310,008
Shire PLC, ADR	29,987	5,224,635
Vertex Pharmaceuticals, Inc. (I)	120,200	13,143,870
		68,928,142
Health care equipment and supplies - 5.5%
Becton, Dickinson and Company	63,700	11,685,128
C.R. Bard, Inc.	2,100	521,934
Danaher Corp.	456,126	39,012,457
DENTSPLY SIRONA, Inc.	5,800	362,152
Intuitive Surgical, Inc. (I)	26,300	20,158,161
Stryker Corp.	147,979	19,481,435
		91,221,267

46

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Health care providers and services - 4.3%
Aetna, Inc.	108,194	$13,800,145
Cigna Corp.	47,700	6,987,573
Henry Schein, Inc. (I)	1,600	271,952
Humana, Inc.	66,700	13,749,538
UnitedHealth Group, Inc.	225,900	37,049,859
		71,859,067
Life sciences tools and services - 1.2%
Agilent Technologies, Inc.	5,100	269,637
Illumina, Inc. (I)	15,200	2,593,728
Thermo Fisher Scientific, Inc.	106,176	16,308,634
		19,171,999
Pharmaceuticals - 2.2%
Allergan PLC	83,098	19,853,774
Bristol-Myers Squibb Company	61,100	3,322,618
Eli Lilly & Company	30,500	2,565,355
Merck & Company, Inc.	102,500	6,512,850
Zoetis, Inc.	79,200	4,226,904
		36,481,501
		287,661,976
Industrials - 7.8%
Aerospace and defense - 2.0%
General Dynamics Corp.	5,900	1,104,480
Northrop Grumman Corp.	14,400	3,424,896
Raytheon Company	1,400	213,500
Rockwell Collins, Inc.	13,300	1,292,228
Textron, Inc.	69,500	3,307,505
The Boeing Company	136,700	24,176,762
		33,519,371
Air freight and logistics - 0.6%
FedEx Corp.	55,700	10,869,855
Airlines - 2.9%
Alaska Air Group, Inc.	174,000	16,046,280
American Airlines Group, Inc.	565,300	23,912,190
Delta Air Lines, Inc.	6,500	298,740
United Continental Holdings, Inc. (I)	111,500	7,876,360
		48,133,570
Building products - 0.1%
Johnson Controls International PLC	20,977	883,551
Industrial conglomerates - 0.6%
Honeywell International, Inc.	35,300	4,407,911
Roper Technologies, Inc.	27,000	5,575,230
		9,983,141
Machinery - 0.8%
Fortive Corp.	221,613	13,345,535
Stanley Black & Decker, Inc.	1,300	172,731
Wabtec Corp. (L)	5,053	394,134
		13,912,400
Professional services - 0.4%
Equifax, Inc.	23,300	3,186,042

Blue Chip Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Professional services (continued)
IHS Markit, Ltd. (I)	69,347	$2,909,107
		6,095,149
Road and rail - 0.4%
Canadian Pacific Railway, Ltd.	24,100	3,540,772
J.B. Hunt Transport Services, Inc.	25,100	2,302,674
Union Pacific Corp.	1,400	148,288
		5,991,734
		129,388,771
Information technology - 35.5%
Communications equipment - 0.1%
Harris Corp.	16,500	1,835,955
Internet software and services - 15.8%
Alibaba Group Holding, Ltd., ADR (I)	336,561	36,291,373
Alphabet, Inc., Class A (I)	45,966	38,969,975
Alphabet, Inc., Class C (I)	85,098	70,593,897
Baidu, Inc., ADR (I)	1,082	186,667
Facebook, Inc., Class A (I)	614,608	87,305,066
MercadoLibre, Inc.	3,100	655,557
Tencent Holdings, Ltd.	956,700	27,562,052
		261,564,587
IT services - 8.3%
Fidelity National Information Services, Inc.	96,600	7,691,292
Fiserv, Inc. (I)	154,900	17,861,519
FleetCor Technologies, Inc. (I)	18,900	2,862,027
Global Payments, Inc.	32,700	2,638,236
Mastercard, Inc., Class A	386,100	43,424,667
PayPal Holdings, Inc. (I)	254,800	10,961,496
Visa, Inc., Class A	588,800	52,326,656
		137,765,893
Semiconductors and semiconductor equipment - 1.8%
Analog Devices, Inc.	25,900	2,122,505
Broadcom, Ltd.	63,900	13,991,540
KLA-Tencor Corp.	22,300	2,120,061
Microchip Technology, Inc. (L)	27,500	2,028,950
NVIDIA Corp.	1,300	141,609
NXP Semiconductors NV (I)	83,527	8,645,045
		29,049,710
Software - 8.0%
Activision Blizzard, Inc.	13,600	678,096
Electronic Arts, Inc. (I)	68,500	6,132,120
Intuit, Inc.	42,200	4,894,778
Microsoft Corp.	882,500	58,121,450
Red Hat, Inc. (I)	126,387	10,932,476
salesforce.com, Inc. (I)	336,700	27,774,383
ServiceNow, Inc. (I)	188,000	16,444,360
Snap, Inc., Class A (I)(L)	73,000	1,644,690
Workday, Inc., Class A (I)(L)	63,600	5,296,608
		131,918,961
Technology hardware, storage and peripherals - 1.5%
Apple, Inc.	170,700	24,522,762

47

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
		$586,657,868
Materials - 0.3%
Chemicals - 0.2%
E.I. du Pont de Nemours & Company	2,300	184,759
Ecolab, Inc.	9,500	1,190,730
PPG Industries, Inc.	1,600	168,128
The Sherwin-Williams Company	4,900	1,519,931
		3,063,548
Containers and packaging - 0.1%
Ball Corp.	31,631	2,348,918
		5,412,466
Real estate - 2.1%
Equity real estate investment trusts - 2.1%
American Tower Corp.	241,038	29,295,759
Equinix, Inc.	12,521	5,013,033
SBA Communications Corp. (I)	2,900	349,073
		34,657,865
		34,657,865
Utilities - 0.4%
Electric utilities - 0.4%
NextEra Energy, Inc.	45,400	5,827,998
TOTAL COMMON STOCKS (Cost $1,000,683,686)		$1,644,917,114

SECURITIES LENDING COLLATERAL - 1.5%
John Hancock Collateral Trust, 0.9609% (W)(Y)	2,384,882	23,864,079
TOTAL SECURITIES LENDING COLLATERAL (Cost $23,864,389)		$23,864,079

SHORT-TERM INVESTMENTS - 0.6%
Money market funds - 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.6179% (Y)	500,000	500,000
T. Rowe Price Government Money Fund, 0.6618% (Y)	9,740,940	9,740,940
		10,240,940
TOTAL SHORT-TERM INVESTMENTS (Cost $10,240,940)		$10,240,940
Total Investments (Blue Chip Growth Trust) (Cost $1,034,789,015) - 101.6%		$1,679,022,133
Other assets and liabilities, net - (1.6%)		(26,556,692)
TOTAL NET ASSETS - 100.0%		$1,652,465,441

Security Abbreviations and Legend

ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 3-31-17. The value of securities on loan amounted to $23,309,283.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 3-31-17.

48

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Bond Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 41.8%
U.S. Government - 21.4%
Treasury Inflation Protected Securities
0.375%, 07/15/2025	$97,350,876	$97,609,829
0.375%, 01/15/2027 (L)	48,470,425	48,271,599
U.S. Treasury Bonds
2.750%, 11/15/2042	184,415,000	175,547,220
2.875%, 11/15/2046	461,464,000	447,584,086
3.125%, 11/15/2041	42,755,000	43,743,709
U.S. Treasury Notes
0.875%, 09/15/2019	307,570,000	303,773,356
1.000%, 10/15/2019	20,100,000	19,897,432
1.375%, 01/15/2020	57,675,000	57,533,062
1.375%, 02/15/2020 (L)	96,480,000	96,163,449
1.625%, 03/15/2020	56,130,000	56,325,164
1.750%, 09/30/2019 to 01/31/2023	187,090,000	186,959,766
2.250%, 02/15/2027 (L)	455,456,000	449,584,717
		1,982,993,389
U.S. Government Agency - 20.4%
Federal Home Loan Bank 1.125%, 04/25/2018	16,000,000	15,995,312
Federal Home Loan Mortgage Corp.
2.375%, 01/13/2022	12,500,000	12,722,525
3.000%, 02/01/2043 to 05/01/2046	121,184,503	120,727,452
3.500%, 01/01/2029 to 02/01/2045	122,770,401	126,790,032
4.000%, 09/01/2041 to 11/01/2043	48,470,893	51,211,972
4.500%, 08/01/2040 to 10/01/2041	65,001,875	70,083,672
5.000%, 09/01/2040 to 03/01/2041	15,635,146	17,128,965
5.500%, 05/01/2039	4,240,920	4,729,938
Federal National Mortgage Association
2.625%, 09/06/2024	8,300,000	8,426,027
3.000%, 09/01/2027 to 04/01/2043	110,721,335	110,571,360
3.500%, 02/01/2026 to 04/01/2045	369,452,457	381,306,591
4.000%, 05/01/2025 to 06/01/2044	472,710,384	500,881,124
4.500%, 01/01/2027 to 05/01/2042	256,861,626	276,793,009
5.000%, 02/01/2033 to 12/01/2041	107,191,388	117,550,668
5.500%, 10/01/2035 to 03/01/2041	32,355,597	36,172,587
6.500%, 01/01/2039	10,017,650	11,500,625
Government National Mortgage Association
3.500%, 04/20/2046	12,967,101	13,460,965

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
4.000%, 10/15/2039 to 11/15/2041	$11,789,558	$12,540,356
		1,888,593,180
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $3,811,665,866)		$3,871,586,569

CORPORATE BONDS - 39.3%
Consumer discretionary - 3.7%
American Honda Finance Corp.
2.000%, 02/14/2020	18,795,000	18,853,358
BMW US Capital LLC
2.150%, 04/06/2020(S)	13,545,000	13,545,163
Charter Communications Operating LLC
6.484%, 10/23/2045	20,563,000	23,724,171
Expedia, Inc.
5.000%, 02/15/2026	23,905,000	25,545,935
Ford Motor Company
4.750%, 01/15/2043	8,470,000	7,955,261
Ford Motor Credit Company LLC
2.262%, 03/28/2019	9,060,000	9,083,139
2.551%, 10/05/2018	11,390,000	11,479,730
5.875%, 08/02/2021	32,919,000	36,606,323
General Motors Company
4.875%, 10/02/2023	18,730,000	19,980,471
General Motors Financial Company, Inc.
4.000%, 01/15/2025	18,400,000	18,490,638
4.300%, 07/13/2025	16,386,000	16,639,508
Lear Corp.
5.250%, 01/15/2025	10,975,000	11,572,150
Myriad International Holdings BV
5.500%, 07/21/2025(S)	8,425,000	8,736,725
Newell Brands, Inc.
2.150%, 10/15/2018	6,010,000	6,034,990
Omnicom Group, Inc.
3.600%, 04/15/2026	9,565,000	9,559,146
QVC, Inc.
4.375%, 03/15/2023	12,905,000	12,940,463
5.125%, 07/02/2022	9,060,000	9,509,403
5.450%, 08/15/2034 (L)	11,775,000	10,856,997
Seminole Tribe of Florida, Inc.
6.535%, 10/01/2020(S)	100,000	101,000
Sirius XM Radio, Inc.
5.250%, 08/15/2022(S)	26,481,000	27,374,734
Time Warner Cable LLC
8.250%, 04/01/2019	15,105,000	16,838,707
Time Warner, Inc.
3.800%, 02/15/2027	12,790,000	12,649,131
Viacom, Inc.
4.375%, 03/15/2043	17,510,000	15,173,098
		343,250,241

49

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples - 2.3%
Anheuser-Busch InBev Finance, Inc.
4.900%, 02/01/2046	$34,950,000	$37,736,878
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	9,463,000	10,727,834
CVS Health Corp.
2.875%, 06/01/2026	14,490,000	13,817,360
5.125%, 07/20/2045	17,015,000	18,741,631
Kraft Heinz Foods Company
2.000%, 07/02/2018	18,065,000	18,107,977
4.875%, 02/15/2025 (S)	8,105,000	8,663,783
5.200%, 07/15/2045 (L)	12,980,000	13,452,926
Molson Coors Brewing Company
1.450%, 07/15/2019	12,018,000	11,861,393
3.000%, 07/15/2026	14,385,000	13,677,718
Mondelez International Holdings Netherlands BV
1.625%, 10/28/2019(S)	13,955,000	13,743,135
Pernod Ricard SA
5.750%, 04/07/2021(S)	11,632,000	12,936,692
Walgreens Boots Alliance, Inc.
1.750%, 05/30/2018	13,475,000	13,490,766
Whole Foods Market, Inc.
5.200%, 12/03/2025	21,680,000	23,017,569
		209,975,662
Energy - 4.7%
Anadarko Petroleum Corp.
8.700%, 03/15/2019	14,675,000	16,460,361
Boardwalk Pipelines LP
4.450%, 07/15/2027	4,634,000	4,681,309
Colorado Interstate Gas Company LLC
4.150%, 08/15/2026(S)	7,627,000	7,453,432
Columbia Pipeline Group, Inc.
4.500%, 06/01/2025	17,965,000	18,820,080
Enbridge Energy Partners LP
4.375%, 10/15/2020	8,922,000	9,403,993
Enbridge, Inc.
4.250%, 12/01/2026	13,420,000	13,698,049
Energy Transfer Partners LP
2.500%, 06/15/2018	7,425,000	7,461,249
4.200%, 04/15/2027	4,472,000	4,417,790
5.150%, 03/15/2045	12,840,000	12,074,839
9.700%, 03/15/2019	10,360,000	11,779,683
EnLink Midstream Partners LP
4.150%, 06/01/2025	6,725,000	6,643,480
4.850%, 07/15/2026 (L)	10,678,000	11,017,358
Enterprise Products Operating LLC
4.742%, 08/01/2066 (P)	10,930,000	10,902,675
6.500%, 01/31/2019	16,515,000	17,853,243
6.650%, 04/15/2018	6,845,000	7,178,790
Kerr-McGee Corp.
6.950%, 07/01/2024	12,690,000	14,927,095
Kinder Morgan Energy Partners LP
7.750%, 03/15/2032	6,675,000	8,302,025
Kinder Morgan, Inc.
4.300%, 06/01/2025	8,900,000	9,091,492

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
5.550%, 06/01/2045	$17,860,000	$18,310,626
Lukoil International Finance BV
3.416%, 04/24/2018(S)	18,780,000	18,947,330
Northwest Pipeline LLC
6.050%, 06/15/2018	23,354,000	24,481,788
Occidental Petroleum Corp.
3.400%, 04/15/2026	13,470,000	13,442,602
ONEOK Partners LP
3.200%, 09/15/2018	10,580,000	10,727,041
5.000%, 09/15/2023	5,575,000	5,975,291
Petroleos Mexicanos
4.875%, 01/24/2022	11,060,000	11,377,422
5.375%, 03/13/2022 (S)	2,835,000	2,979,443
Regency Energy Partners LP
5.500%, 04/15/2023	17,505,000	18,183,319
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028 (S)	18,535,000	18,253,861
5.750%, 05/15/2024	5,750,000	6,267,397
Shell International Finance BV
4.375%, 05/11/2045	26,885,000	27,282,468
Sunoco Logistics Partners Operations LP
3.900%, 07/15/2026	15,801,000	15,265,283
4.400%, 04/01/2021	13,841,000	14,564,220
Williams Partners LP
4.875%, 05/15/2023 to 03/15/2024	35,190,000	36,208,867
		434,433,901
Financials - 15.3%
Aquarius & Investments PLC (6.375% to 09/01/2019, then 5 Year U.S. Swap Rate + 5.210%)
09/01/2024	13,270,000	14,132,550
Ares Capital Corp.
3.875%, 01/15/2020	15,750,000	16,062,937
Australia & New Zealand Banking Group, Ltd. (6.750% to 06/15/2026, then 5 Year U.S. ISDAFIX + 5.168%)
06/15/2026(L)(Q)(S)	5,540,000	6,089,147
AXA SA
8.600%, 12/15/2030	2,020,000	2,805,780
AXA SA (6.379% to 12/14/2036, then 3 month LIBOR + 2.256%)
12/14/2036(Q)(S)	7,350,000	7,997,682
Bank of America Corp.
3.950%, 04/21/2025	12,530,000	12,474,555
4.200%, 08/26/2024	6,250,000	6,363,944
4.250%, 10/22/2026	12,580,000	12,772,650
4.450%, 03/03/2026	19,315,000	19,806,470
6.875%, 04/25/2018	19,066,000	20,062,065
Bank of Montreal
2.100%, 12/12/2019	28,170,000	28,295,244
Barclays Bank PLC
6.050%, 12/04/2017 (S)	18,450,000	18,932,191
10.179%, 06/12/2021 (S)	17,215,000	21,586,371
Barclays PLC
4.375%, 01/12/2026	11,935,000	12,094,356

50

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
BPCE SA
4.500%, 03/15/2025 (S)	$17,505,000	$17,219,161
5.700%, 10/22/2023 (S)	15,445,000	16,380,040
Branch Banking & Trust Company
2.100%, 01/15/2020	23,890,000	23,918,047
Capital One Bank USA NA
2.300%, 06/05/2019	24,797,000	24,847,288
Capital One Financial Corp.
2.450%, 04/24/2019	9,940,000	9,996,429
3.750%, 07/28/2026	18,020,000	17,430,350
4.200%, 10/29/2025	16,300,000	16,363,440
Capital One NA
2.350%, 08/17/2018	12,840,000	12,920,199
Citigroup, Inc.
4.500%, 01/14/2022	20,010,000	21,411,801
4.600%, 03/09/2026	15,725,000	16,146,760
Cooperatieve Rabobank UA (11.000% to 06/30/2019, then 3 month LIBOR + 10.868%)
06/30/2019(Q)(S)	11,814,000	13,792,845
Credit Agricole SA
4.375%, 03/17/2025(S)	14,955,000	14,846,322
Credit Agricole SA (8.125% to 09/19/2018, then 5 Year U.S. Swap Rate + 6.283%)
09/19/2033(S)	13,025,000	13,970,355
Credit Suisse AG
2.300%, 05/28/2019	26,720,000	26,813,467
Discover Bank
2.600%, 11/13/2018	18,510,000	18,681,384
8.700%, 11/18/2019	16,975,000	19,279,271
Discover Financial Services
3.950%, 11/06/2024	23,580,000	23,614,050
5.200%, 04/27/2022	9,155,000	9,875,874
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust
6.125%, 11/30/2021(S)	5,604,749	5,758,880
FS Investment Corp.
4.000%, 07/15/2019	11,730,000	11,831,324
4.250%, 01/15/2020	9,740,000	9,812,777
HBOS PLC
6.750%, 05/21/2018(S)	31,463,000	32,947,110
HSBC Holdings PLC (6.375% to 09/17/2024, then 5 Year U.S. ISDAFIX + 3.705%)
09/17/2024(Q)	7,190,000	7,234,938
HSBC Holdings PLC (6.875% to 06/01/2021, then 5 Year U.S. ISDAFIX + 5.514%)
06/01/2021(L)(Q)	11,750,000	12,513,750
ING Bank NV
5.800%, 09/25/2023(S)	18,415,000	20,485,564
Jefferies Group LLC
4.850%, 01/15/2027	14,403,000	14,700,825
6.875%, 04/15/2021	15,920,000	18,172,537
8.500%, 07/15/2019	8,390,000	9,503,546

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co.
3.200%, 06/15/2026	$13,615,000	$13,218,164
4.625%, 05/10/2021	24,630,000	26,532,421
JPMorgan Chase & Co. (6.750% to 02/01/2024, then 3 month LIBOR + 3.780%)
02/01/2024(Q)	18,980,000	20,925,450
Leucadia National Corp.
5.500%, 10/18/2023	19,450,000	20,711,196
Lloyds Banking Group PLC
4.650%, 03/24/2026	31,040,000	31,706,180
M&T Bank Corp. (5.125% to 11/01/2026, then 3 month LIBOR + 3.520%)
11/01/2026(Q)	11,685,000	11,626,575
Macquarie Bank, Ltd.
4.875%, 06/10/2025(S)	14,730,000	15,378,532
Manufacturers & Traders Trust Company
1.695%, 12/01/2021(P)	23,610,000	23,207,922
MetLife, Inc.
6.400%, 12/15/2066	13,020,000	14,289,450
9.250%, 04/08/2068 (S)	10,535,000	14,551,469
Morgan Stanley
2.450%, 02/01/2019	9,355,000	9,441,019
3.875%, 01/27/2026	12,575,000	12,740,965
5.500%, 01/26/2020	15,440,000	16,750,038
7.300%, 05/13/2019	27,030,000	29,876,935
Nippon Life Insurance Company (5.100% to 10/16/2024, then 5 Year U.S. ISDAFIX + 3.650%)
10/16/2044(S)	13,980,000	14,766,375
Prudential Financial, Inc. (5.200% to 03/15/2024, then 3 month LIBOR + 3.040%)
03/15/2044	10,820,000	11,109,435
Prudential Financial, Inc. (5.875% to 09/15/2022, then 3 month LIBOR + 4.175%)
09/15/2042	19,760,000	21,474,180
Royal Bank of Scotland Group PLC
4.800%, 04/05/2026	11,685,000	11,956,337
S&P Global, Inc.
2.950%, 01/22/2027 (S)	9,390,000	8,857,643
4.000%, 06/15/2025	18,130,000	18,632,400
4.400%, 02/15/2026	12,710,000	13,487,941
Santander Holdings USA, Inc.
2.700%, 05/24/2019	22,735,000	22,840,695
3.450%, 08/27/2018	11,565,000	11,772,164
Santander UK Group Holdings PLC
4.750%, 09/15/2025(S)	11,030,000	11,006,021
Standard Chartered PLC
2.100%, 08/19/2019(S)	23,915,000	23,716,219
Stifel Financial Corp.
4.250%, 07/18/2024	11,940,000	12,087,614

51

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Sumitomo Mitsui Banking Corp.
2.450%, 01/10/2019	$20,362,000	$20,514,023
Sumitomo Mitsui Trust Bank, Ltd.
2.050%, 03/06/2019(S)	18,935,000	18,905,745
SunTrust Bank
7.250%, 03/15/2018	10,935,000	11,481,302
Synovus Financial Corp.
7.875%, 02/15/2019	8,710,000	9,478,222
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039(S)	14,500,000	19,162,011
The Goldman Sachs Group, Inc.
2.000%, 04/25/2019	8,990,000	8,972,649
2.300%, 12/13/2019	30,020,000	30,035,160
3.750%, 05/22/2025	26,250,000	26,514,574
4.750%, 10/21/2045	8,335,000	8,791,458
The Hartford Financial Services Group, Inc. (8.125% to 06/15/2018, then 3 month LIBOR + 4.603%)
06/15/2068	18,610,000	19,819,650
The PNC Financial Services Group, Inc. (4.850% to 06/01/2023, then 3 month LIBOR + 3.040%)
06/01/2023(Q)	12,182,000	12,117,314
The PNC Financial Services Group, Inc. (6.750% to 08/01/2021, then 3 month LIBOR + 3.678%)
08/01/2021(Q)	7,640,000	8,542,475
UBS AG
2.375%, 08/14/2019	24,940,000	25,105,003
US Bank NA
2.000%, 01/24/2020	14,210,000	14,261,298
Wells Fargo & Company
4.650%, 11/04/2044	9,180,000	9,220,282
Wells Fargo & Company (5.875% to 06/15/2025, then 3 month LIBOR + 3.990%)
06/15/2025(Q)	32,785,000	35,340,328
Wells Fargo & Company, Series K (7.980% to 03/15/2018, then 3 month LIBOR + 3.770%)
03/15/2018(L)(Q)	12,598,000	13,117,668
Westpac Banking Corp.
2.150%, 03/06/2020	23,573,000	23,573,471
		1,417,560,249
Health care - 1.9%
AbbVie, Inc.
3.600%, 05/14/2025	15,127,000	15,128,437
Actavis Funding SCS
3.800%, 03/15/2025	13,147,000	13,240,975
Amgen, Inc.
4.400%, 05/01/2045	6,492,000	6,299,564
Baxalta, Inc.
2.000%, 06/22/2018	8,780,000	8,794,338

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Medco Health Solutions, Inc.
7.125%, 03/15/2018	$17,850,000	$18,739,109
Medtronic, Inc.
4.625%, 03/15/2045	12,695,000	13,635,649
Mylan NV
2.500%, 06/07/2019	11,034,000	11,083,476
3.950%, 06/15/2026	26,040,000	25,485,947
Shire Acquisitions Investments Ireland DAC
1.900%, 09/23/2019	15,160,000	15,039,099
3.200%, 09/23/2026	20,890,000	19,947,067
Universal Health Services, Inc.
4.750%, 08/01/2022 (S)	8,705,000	8,944,388
5.000%, 06/01/2026 (S)	6,458,000	6,635,595
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/2025	16,160,000	15,977,682
		178,951,326
Industrials - 4.0%
AerCap Ireland Capital DAC
4.625%, 10/30/2020	14,145,000	14,947,389
Air Lease Corp.
3.000%, 09/15/2023	10,335,000	10,097,998
3.375%, 01/15/2019	5,570,000	5,698,739
3.625%, 04/01/2027	9,250,000	8,989,511
3.875%, 04/01/2021	8,645,000	8,961,027
5.625%, ’ 04/01/2017	5,610,000	5,610,000
America West Airlines 2000-1 Pass Through Trust
8.057%, 01/02/2022	1,152,303	1,290,580
American Airlines 2013-1 Class A Pass Through Trust
4.000%, 01/15/2027	6,175,671	6,339,326
American Airlines 2013-2 Class A Pass Through Trust
4.950%, 07/15/2024	11,935,248	12,694,688
American Airlines 2015-1 Class A Pass Through Trust
3.375%, 11/01/2028	17,575,395	17,223,887
American Airlines 2016-1 Class AA Pass Through Trust
3.575%, 07/15/2029	13,767,762	13,733,343
American Airlines 2017-1 Class A Pass Through Trust
4.000%, 08/15/2030	6,340,000	6,395,475
American Airlines 2017-1 Class AA Pass Through Trust
3.650%, 08/15/2030	9,065,000	9,101,713
British Airways 2013-1 Class A Pass Through Trust
4.625%, 06/20/2024(S)	23,361,841	24,821,956
British Airways 2013-1 Class B Pass Through Trust
5.625%, 12/20/2021(S)	5,312,983	5,525,502
Continental Airlines 1997-4 Class A Pass Through Trust
6.900%, 07/02/2019	340,309	343,712

52

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines 1998-1 Class A Pass Through Trust
6.648%, 03/15/2019	$164,489	$168,000
Continental Airlines 1999-1 Class A Pass Through Trust
6.545%, 08/02/2020	2,397,772	2,547,633
Continental Airlines 2007-1 Class A Pass Through Trust
5.983%, 10/19/2023	12,161,715	13,377,887
Delta Air Lines 2002-1 Class G-1 Pass Through Trust
6.718%, 07/02/2024	1,778,316	1,982,822
Delta Air Lines 2010-1 Class A Pass Through Trust
6.200%, 01/02/2020	1,566,905	1,647,209
Delta Air Lines 2011-1 Class A Pass Through Trust
5.300%, 10/15/2020	5,111,350	5,379,695
Delta Air Lines, Inc.
3.625%, 03/15/2022	16,125,000	16,458,654
General Electric Company
1.519%, 08/15/2036(P)	9,945,000	8,659,519
General Electric Company (5.000% to 01/21/2021, then 3 month LIBOR + 3.330%)
01/21/2021(Q)	22,403,000	23,607,161
International Lease Finance Corp.
5.875%, 04/01/2019	7,724,000	8,231,428
7.125%, 09/01/2018 (S)	9,685,000	10,350,243
Lockheed Martin Corp.
2.900%, 03/01/2025	18,547,000	18,100,722
4.700%, 05/15/2046	12,770,000	13,827,752
Northwest Airlines 2007-1 Class A Pass Through Trust
7.027%, 05/01/2021	891,436	985,037
Penske Truck Leasing Company LP
2.875%, 07/17/2018(S)	12,205,000	12,359,430
Rockwell Collins, Inc.
1.950%, 07/15/2019	9,290,000	9,296,336
Textron, Inc.
7.250%, 10/01/2019	7,700,000	8,611,326
United Airlines 2014-2 Class A Pass Through Trust
3.750%, 03/03/2028	15,648,599	15,884,580
United Airlines 2014-2 Class B Pass Through Trust
4.625%, 03/03/2024	6,003,386	6,138,462
United Airlines 2016-1 Class A Pass Through Trust
3.450%, 01/07/2030	8,040,000	7,879,200
US Airways 2010-1 Class A Pass Through Trust
6.250%, 10/22/2024	3,098,867	3,377,765
US Airways 2012-1 Class A Pass Through Trust
5.900%, 04/01/2026	9,490,438	10,572,727

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Verisk Analytics, Inc.
4.000%, 06/15/2025	$21,500,000	$21,819,684
		373,038,118
Information technology - 2.4%
Activision Blizzard, Inc.
3.400%, 09/15/2026 (S)	12,700,000	12,400,432
6.125%, 09/15/2023 (S)	12,235,000	13,244,388
CA, Inc.
3.600%, 08/15/2022	12,085,000	12,261,211
4.700%, 03/15/2027	11,030,000	11,409,300
Diamond 1 Finance Corp.
3.480%, 06/01/2019 (S)	23,135,000	23,717,123
6.020%, 06/15/2026 (S)	27,890,000	30,462,127
8.350%, 07/15/2046 (S)	8,680,000	11,262,005
DXC Technology Company
2.875%, 03/27/2020(S)	13,955,000	14,070,296
eBay, Inc.
2.500%, 03/09/2018	8,435,000	8,499,199
Electronic Arts, Inc.
4.800%, 03/01/2026	25,430,000	27,498,654
Keysight Technologies, Inc.
4.600%, 04/06/2027	8,680,000	8,751,792
Micron Technology, Inc.
7.500%, 09/15/2023(S)	4,825,000	5,385,906
Microsoft Corp.
4.450%, 11/03/2045	18,355,000	19,384,734
Tech Data Corp.
4.950%, 02/15/2027	18,814,000	18,989,930
		217,337,097
Materials - 0.2%
Braskem Finance, Ltd.
7.000%, 05/07/2020(L)(S)	17,090,000	18,734,913
Real estate - 1.7%
American Tower Corp.
3.400%, 02/15/2019	12,115,000	12,384,886
4.700%, 03/15/2022	11,995,000	12,844,678
Crown Castle Towers LLC
4.883%, 08/15/2040 (S)	25,984,000	27,654,197
6.113%, 01/15/2040 (S)	19,877,000	21,519,637
EPR Properties
4.500%, 04/01/2025	14,435,000	14,417,346
ERP Operating LP
3.375%, 06/01/2025	3,935,000	3,897,240
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025	10,710,000	10,687,488
4.950%, 04/01/2024	10,275,000	10,575,349
5.250%, 01/15/2026	6,280,000	6,555,868
Ventas Realty LP
3.500%, 02/01/2025	20,000,000	19,574,300
3.750%, 05/01/2024	3,422,000	3,436,934
Welltower, Inc.
3.750%, 03/15/2023	4,928,000	5,046,923
4.125%, 04/01/2019	11,080,000	11,446,006
		160,040,852

53

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Telecommunication services - 1.4%
AT&T, Inc.
4.750%, 05/15/2046	$14,595,000	$13,661,548
5.450%, 03/01/2047	26,080,000	26,553,848
CC Holdings GS V LLC
3.849%, 04/15/2023	13,135,000	13,451,133
SBA Tower Trust
3.598%, 04/15/2043(S)	10,620,000	10,622,478
Sprint Spectrum Company LLC
3.360%, 03/20/2023(S)	9,705,000	9,705,000
Verizon Communications, Inc.
4.400%, 11/01/2034	12,105,000	11,452,335
4.672%, 03/15/2055	9,855,000	8,806,329
4.862%, 08/21/2046	29,860,000	28,715,466
5.012%, 08/21/2054	10,386,000	9,881,780
		132,849,917
Utilities - 1.7%
Abengoa Transmision Sur SA
6.875%, 04/30/2043(S)	8,621,856	9,225,386
Beaver Valley II Funding Corp.
9.000%, 06/01/2017(L)	357,000	357,000
Broadcom Corp.
2.375%, 01/15/2020 (S)	17,225,000	17,221,038
3.875%, 01/15/2027 (S)	18,162,000	18,276,493
Constellation Energy Group, Inc.
5.150%, 12/01/2020	11,220,000	12,181,576
Electricite de France SA
3.625%, 10/13/2025(S)	9,375,000	9,431,841
Electricite de France SA (5.250% to 01/29/2023, then 10 Year U.S. Swap Rate + 3.709%)
01/29/2023(Q)(S)	19,320,000	19,030,200
Emera US Finance LP
3.550%, 06/15/2026	7,110,000	6,988,590
Great Plains Energy, Inc.
3.900%, 04/01/2027	8,870,000	8,942,911
NextEra Energy Capital Holdings, Inc.
1.649%, 09/01/2018	9,415,000	9,386,501
2.300%, 04/01/2019	7,740,000	7,786,548
2.400%, 09/15/2019	9,760,000	9,836,304
Southern California Edison Company (6.250% to 02/01/2022, then 3 month LIBOR + 4.199%)
02/01/2022(Q)	8,285,000	9,196,350
Southern Power Company
1.950%, 12/15/2019	15,825,000	15,706,851
		153,567,589
TOTAL CORPORATE BONDS (Cost $3,645,501,942)		$3,639,739,865

CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%
MetLife Capital Trust IV (7.875% to 12/15/2032, then 3 month LIBOR + 3.960%)
12/15/2067(S)	3,265,000	4,015,950

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
State Street Corp.
2.131%, 06/01/2077(P)	$15,150,000	$13,275,188
ZFS Finance USA Trust V (6.500% to 05/09/2017, then 3 month LIBOR + 2.285%)
05/09/2067(S)	7,350,000	7,340,813
		24,631,951
TOTAL CAPITAL PREFERRED SECURITIES (Cost $24,055,653)		$24,631,951

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.9%
Commercial and residential - 0.3%
BBCMS Trust, Series 2015-SLP, Class C 2.912%, 02/15/2028 (P)(S)	8,055,000	7,963,282
Deutsche Bank Commercial Mortgage Trust, Series 2016- C3, Class C 3.495%, 09/10/2049 (P)	4,140,000	3,923,921
GS Mortgage Securities Trust, Series 2014-NEW, Class C 3.790%, 01/10/2031 (S)	5,175,000	5,105,121
Wells Fargo Commercial Mortgage Trust, Series 2014- LC18, Class A2 2.954%, 12/15/2047	4,810,000	4,909,957
WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class D 3.483%, 11/15/2029 (P)(S)	2,149,168	2,152,538
		24,054,819
U.S. Government Agency - 1.6%
Federal Home Loan Mortgage Corp.
Series 2016-DNA3, Class M2, 2.982%, 12/25/2028 (P)	5,210,000	5,317,817
Series 2016-HQA2, Class M2, 3.232%, 11/25/2028 (P)	5,905,000	6,090,240
Series K017, Class X1 IO, 1.365%, 12/25/2021	100,489,869	5,272,181
Series K018, Class X1 IO, 1.389%, 01/25/2022	111,707,375	5,954,819
Series K021, Class X1 IO, 1.478%, 06/25/2022	23,290,017	1,473,492
Series K022, Class X1 IO, 1.265%, 07/25/2022	336,821,178	18,426,510
Series K026, Class X1 IO, 1.027%, 11/25/2022	167,724,902	7,885,385
Series K038, Class X1 IO, 1.185%, 03/25/2024	247,137,599	16,325,910
Series K048, Class X1 IO, 0.255%, 06/25/2025	166,283,001	3,056,132
Series K707, Class X1 IO, 1.526%, 12/25/2018	117,542,076	2,445,910

54

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series K709, Class X1 IO, 1.515%, 03/25/2019	$92,838,973	$2,257,825
Series K710, Class X1 IO, 1.757%, 05/25/2019	125,390,359	3,651,982
Series K711, Class X1 IO, 1.690%, 07/25/2019	268,908,518	8,028,533
Government National Mortgage Association
Series 2012-114, Class IO, 0.822%, 01/16/2053	45,717,482	2,610,642
Series 2016-142, Class IO, 0.997%, 09/16/2058	51,242,493	4,364,569
Series 2016-162, Class IO, 0.997%, 09/16/2058	112,515,143	9,210,568
Series 2016-174, Class IO, 0.904%, 11/16/2056	72,686,341	6,131,500
Series 2016-87, Class IO, 1.008%, 08/16/2058	66,760,176	5,130,954
Series 2017-20, Class IO, 0.750%, 12/16/2058	139,873,085	9,940,878
Series 2017-22, Class IO, 1.047%, 12/16/2057	49,696,661	4,986,046
Series 2017-3, Class IO, 0.907%, 09/16/2058	130,166,532	10,325,981
Series 2017-41, Class IO, 0.792%, 07/16/2058	97,565,000	7,349,230
Series 2017-46, Class IO, 0.619%, 04/16/2058	106,290,000	7,342,917
		153,580,021
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $180,875,703)		$177,634,840

ASSET BACKED SECURITIES - 14.5%
Ally Auto Receivables Trust
Series 2014-2, Class A4, 1.840%, 01/15/2020	27,360,000	27,452,293
Series 2015-1, Class A4, 1.750%, 05/15/2020	18,525,000	18,547,293
American Express Credit Account Master Trust, Series 2017-1, Class A 1.930%, 09/15/2022	33,165,000	33,228,183
BA Credit Card Trust, Series 2017-A1, Class A1 1.950%, 08/15/2022	42,515,000	42,604,889
Bank of the West Auto Trust, Series 2015-1, Class A4 1.660%, 09/15/2020 (S)	22,825,000	22,796,658
BMW Vehicle Owner Trust, Series 2016-A, Class A4 1.370%, 12/27/2022	10,405,000	10,249,864
Cabela’s Credit Card Master Note Trust
Series 2013-2A, Class A1, 2.170%, 08/16/2021 (S)	10,710,000	10,758,070

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Series 2015-1A, Class A1, 2.260%, 03/15/2023	$3,135,000	$3,139,651
Series 2016-1, Class A1, 1.780%, 06/15/2022	32,782,500	32,710,231
California Republic Auto Receivables Trust
Series 2015-2, Class A4, 1.750%, 01/15/2021	22,285,000	22,286,792
Series 2016-2, Class A4, 1.830%, 12/15/2021	8,180,000	8,146,691
Capital One Multi-Asset Execution Trust
Series 2016-A3, Class A3, 1.340%, 04/15/2022	28,125,000	27,879,947
Series 2017-A1, Class A1, 2.000%, 01/17/2023	35,785,000	35,903,040
CarMax Auto Owner Trust
Series 2015-2, Class A4, 1.800%, 03/15/2021	10,975,000	10,990,367
Series 2016-1, Class A4, 1.880%, 06/15/2021	10,260,000	10,246,926
Series 2016-2, Class A4, 1.680%, 09/15/2021	11,525,000	11,408,172
Chase Issuance Trust
Series 2014-A7, Class A, 1.380%, 11/15/2019	31,978,000	31,993,481
Series 2016-A2, Class A, 1.370%, 06/15/2021	24,205,000	24,040,909
Series 2016-A5, Class A5, 1.270%, 07/15/2021	49,755,000	49,221,407
Chrysler Capital Auto Receivables Trust
Series 2015-AA, Class A4, 1.550%, 02/18/2020 (S)	35,345,000	35,342,247
Series 2016-BA, Class A4, 1.870%, 02/15/2022 (S)	8,665,000	8,574,441
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1 1.750%, 11/19/2021	34,755,000	34,693,967
CNH Equipment Trust
Series 2015-C, Class A3, 1.660%, 11/16/2020	31,405,000	31,430,127
Series 2016-B, Class A3, 1.630%, 08/15/2021	9,000,000	8,988,040
DB Master Finance LLC, Series 2015-1A, Class A2II 3.980%, 02/20/2045 (S)	32,687,900	33,221,465
Discover Card Execution Note Trust, Series 2016-A1, Class A1 1.640%, 07/15/2021	50,115,000	50,104,696
Ford Credit Auto Owner Trust
Series 2015-A, Class A4, 1.640%, 06/15/2020	13,420,000	13,425,972
Series 2015-B, Class A4, 1.580%, 08/15/2020	13,810,000	13,790,288
Series 2016-B, Class A4, 1.520%, 08/15/2021	6,335,000	6,285,429
Series 2016-C, Class A4, 1.400%, 02/15/2022	13,945,000	13,734,750

55

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Series 2017-A, Class A3, 1.670%, 06/15/2021	$8,055,000	$8,055,529
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A1 1.650%, 05/15/2020 (S)	15,635,000	15,644,045
Hertz Vehicle Financing LLC, Series 2016-3A, Class A 2.270%, 07/25/2020 (S)	13,069,000	12,967,275
Honda Auto Receivables Owner Trust
Series 2015-1, Class A4, 1.320%, 11/16/2020	20,360,000	20,334,572
Series 2015-2, Class A4, 1.470%, 08/23/2021	20,085,000	20,059,653
Series 2015-3, Class A4, 1.560%, 10/18/2021	20,250,000	20,223,689
Series 2016-2, Class A4, 1.620%, 08/15/2022	16,120,000	16,046,817
Series 2016-4, Class A4, 1.360%, 01/18/2023	17,210,000	16,966,645
Series 2017-1, Class A3, 1.720%, 07/21/2021	22,355,000	22,362,118
Huntington Auto Trust
Series 2015-1, Class A4, 1.640%, 06/15/2021	12,280,000	12,260,471
Series 2016-1, Class A4, 1.930%, 04/15/2022	29,905,000	29,722,005
Hyundai Auto Receivables Trust
Series 2015-A, Class A4, 1.370%, 07/15/2020	19,100,000	19,056,769
Series 2017-A, Class A3, 1.760%, 08/16/2021	17,890,000	17,888,553
John Deere Owner Trust
Series 2014-B, Class A4, 1.500%, 06/15/2021	20,870,000	20,879,803
Series 2015-A, Class A4, 1.650%, 12/15/2021	10,555,000	10,566,505
MVW Owner Trust, Series 2014- 1A, Class A 2.250%, 09/22/2031 (S)	3,738,500	3,707,079
Nissan Auto Receivables Owner Trust
Series 2015-A, Class A4, 1.500%, 09/15/2021	42,370,000	42,189,199
Series 2016-B, Class A4, 1.540%, 10/17/2022	8,655,000	8,559,332
Series 2017-A, Class A3, 1.740%, 08/16/2021	11,175,000	11,173,817
Nissan Master Owner Trust Receivables Trust, Series 2015-A, Class A2 1.440%, 01/15/2020	29,325,000	29,314,003
SunTrust Auto Receivables Trust, Series 2015-1A, Class A4 1.780%, 01/15/2021 (S)	22,805,000	22,814,074
Synchrony Credit Card Master Note Trust, Series 2016-1, Class A 2.040%, 03/15/2022	13,425,000	13,473,118

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Taco Bell Funding LLC, Series 2016-1A, Class A2I 3.832%, 05/25/2046 (S)	$17,422,450	$17,661,399
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.500%, 10/25/2056 (P)(S)	19,873,869	19,733,208
Series 2017-1, Class A1, 2.750%, 10/25/2056 (P)(S)	6,866,308	6,859,082
Toyota Auto Receivables Owner Trust
Series 2015-B, Class A4, 1.740%, 09/15/2020	19,030,000	19,082,317
Series 2016-B, Class A4, 1.520%, 08/16/2021	10,275,000	10,212,126
Series 2016-C, Class A4, 1.320%, 11/15/2021	9,000,000	8,861,378
Series 2017-A, Class A3, 1.730%, 02/16/2021	16,970,000	16,968,003
USAA Auto Owner Trust, Series 2015-1, Class A4 1.540%, 11/16/2020	14,890,000	14,885,728
Verizon Owner Trust
Series 2016-1A, Class A, 1.420%, 01/20/2021 (S)	14,935,000	14,843,230
Series 2016-2A, Class A, 1.680%, 05/20/2021 (S)	23,905,000	23,822,427
Series 2017-1A, Class A, 2.060%, 09/20/2021 (S)	27,465,000	27,550,120
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A2 1.400%, 07/22/2019 (S)	16,680,000	16,674,661
Wendys Funding LLC, Series 2015-1A, Class A2I 3.371%, 06/15/2045 (S)	30,520,225	30,661,961
Westgate Resorts LLC
Series 2014-1A, Class A, 2.150%, 12/20/2026 (S)	2,657,100	2,631,060
Series 2016-1A, Class A, 3.500%, 12/20/2028 (S)	6,188,349	6,218,605
World Omni Auto Receivables Trust, Series 2016-A, Class A3 1.770%, 09/15/2021	26,825,000	26,867,743
TOTAL ASSET BACKED SECURITIES (Cost $1,342,106,061)		$1,340,994,405

SECURITIES LENDING COLLATERAL - 2.5%
John Hancock Collateral Trust, 0.9609% (W)(Y)	22,837,182	228,517,976
TOTAL SECURITIES LENDING COLLATERAL (Cost $228,524,698)		$228,517,976

SHORT-TERM INVESTMENTS - 1.7%
U.S. Government Agency - 1.4%
Federal Agricultural Mortgage Corp. Discount Note
0.500%, 04/03/2017*	$12,075,000	12,075,000

56

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government Agency (continued)
Federal Home Loan Bank Discount Note
0.323%, 04/03/2017*	$119,980,000	$119,977,850
		132,052,850
Repurchase agreement - 0.3%
Barclays Tri-Party Repurchase Agreement dated 03/31/2017 at 0.770% to be repurchased at $8,404,539 on 04/03/2017, collateralized by $8,435,900 U.S. Treasury Notes, 1.630% due 06/30/2020 (valued at $8,468,379, including interest), $100,700 U.S. Treasury Inflation Indexed Bonds, 0.750% due 02/15/2042 (valued at $103,521, including interest), and $700 U.S. Treasury Inflation Indexed Notes, 1.630% due 01/15/2018 (valued at $830, including interest)	8,404,000	8,404,000
Repurchase Agreement with State Street Corp. dated 03/31/2017 at 0.220% to be repurchased at $14,399,264 on 04/03/2017, collateralized by $12,305,000 U.S. Treasury Inflation Indexed Notes, 2.625% due 07/15/2017 (valued at $14,691,296, including interest)	14,399,000	14,399,000
		22,803,000
TOTAL SHORT-TERM INVESTMENTS (Cost $154,855,514)		$154,855,850

Total Investments (Bond Trust) (Cost $9,387,585,437) - 101.9%		$9,437,961,456
Other assets and liabilities, net - (1.9%)		(177,826,696)
TOTAL NET ASSETS - 100.0%		$9,260,134,760

Security Abbreviations and Legend

IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(L)	A portion of this security is on loan as of 3-31-17. The value of securities on loan amounted to $223,722,689
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,148,744,366 or 12.4% of the fund’s net assets as of 3-31-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 3-31-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

57

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 99.3%
Consumer discretionary - 26.8%
Automobiles - 1.3%
Tesla, Inc. (I)	45,633	$12,699,664
Hotels, restaurants and leisure - 2.4%
Marriott International, Inc., Class A	252,146	23,747,110
Internet and direct marketing retail - 11.6%
Amazon.com, Inc. (I)	64,285	56,991,224
Expedia, Inc.	48,778	6,154,320
Netflix, Inc. (I)	194,467	28,744,167
The Priceline Group, Inc. (I)	13,021	23,176,989
		115,066,700
Media - 2.5%
Charter Communications, Inc., Class A (I)	47,028	15,393,205
Time Warner, Inc.	101,585	9,925,870
		25,319,075
Specialty retail - 5.2%
Industria de Diseno Textil SA	482,199	16,981,381
O’Reilly Automotive, Inc. (I)	53,164	14,345,774
The Home Depot, Inc.	87,486	12,845,569
Ulta Salon Cosmetics & Fragrance, Inc. (I)	25,345	7,229,154
		51,401,878
Textiles, apparel and luxury goods - 3.8%
adidas AG	97,544	18,555,980
NIKE, Inc., Class B	351,525	19,590,488
		38,146,468
		266,380,895
Consumer staples - 3.2%
Beverages - 1.7%
Constellation Brands, Inc., Class A	31,416	5,091,591
Monster Beverage Corp. (I)	244,002	11,265,572
		16,357,163
Food and staples retailing - 1.5%
Costco Wholesale Corp.	89,551	15,016,807
		31,373,970
Energy - 2.4%
Energy equipment and services - 0.5%
Halliburton Company	115,464	5,681,983
Oil, gas and consumable fuels - 1.9%
Concho Resources, Inc. (I)	78,240	10,041,322
EOG Resources, Inc.	87,657	8,550,940
		18,592,262
		24,274,245
Financials - 3.3%
Banks - 1.0%
JPMorgan Chase & Co.	106,951	9,394,576
Capital markets - 2.3%
S&P Global, Inc.	37,950	4,961,583

Capital Appreciation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc.	79,180	$18,189,230
		23,150,813
		32,545,389
Health care - 11.2%
Biotechnology - 6.6%
Alexion Pharmaceuticals, Inc. (I)	132,675	16,085,517
BioMarin Pharmaceutical, Inc. (I)	85,917	7,541,794
Celgene Corp. (I)	189,550	23,585,707
Regeneron Pharmaceuticals, Inc. (I)	9,800	3,797,598
Shire PLC, ADR	82,678	14,404,988
		65,415,604
Life sciences tools and services - 1.2%
Illumina, Inc. (I)	69,405	11,843,269
Pharmaceuticals - 3.4%
Allergan PLC	81,149	19,388,119
Bristol-Myers Squibb Company	262,901	14,296,556
		33,684,675
		110,943,548
Industrials - 4.1%
Aerospace and defense - 1.6%
The Boeing Company	87,687	15,508,323
Air freight and logistics - 1.5%
FedEx Corp.	76,572	14,943,026
Machinery - 1.0%
Parker-Hannifin Corp.	61,983	9,937,115
		40,388,464
Information technology - 47.4%
Communications equipment - 0.4%
Palo Alto Networks, Inc. (I)	34,669	3,906,503
Internet software and services - 15.4%
Alibaba Group Holding, Ltd., ADR (I)(L)	290,392	31,312,969
Alphabet, Inc., Class A (I)	31,594	26,785,393
Alphabet, Inc., Class C (I)	32,333	26,822,163
Facebook, Inc., Class A (I)	280,576	39,855,821
Tencent Holdings, Ltd.	989,723	28,513,428
		153,289,774
IT services - 7.3%
FleetCor Technologies, Inc. (I)	78,132	11,831,529
Mastercard, Inc., Class A	268,403	30,187,285
Visa, Inc., Class A (L)	340,121	30,226,553
		72,245,367
Semiconductors and semiconductor equipment - 6.0%
Broadcom, Ltd.	66,853	14,638,133
NVIDIA Corp.	173,570	18,906,980
NXP Semiconductors NV (I)	48,390	5,008,367
QUALCOMM, Inc.	144,455	8,283,050
Texas Instruments, Inc.	153,362	12,354,843
		59,191,373

58

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Software - 12.1%
Activision Blizzard, Inc.	178,050	$8,877,573
Adobe Systems, Inc. (I)	181,561	23,626,533
Microsoft Corp.	543,485	35,793,922
Red Hat, Inc. (I)	123,869	10,714,669
salesforce.com, Inc. (I)	239,337	19,742,909
Snap, Inc., Class A (I)(L)	100,843	2,271,993
Splunk, Inc. (I)	146,085	9,099,635
Workday, Inc., Class A (I)(L)	126,389	10,525,676
		120,652,910
Technology hardware, storage and peripherals - 6.2%
Apple, Inc.	429,168	61,654,275
		470,940,202
Materials - 0.9%
Chemicals - 0.9%
Albemarle Corp.	81,828	8,644,310
TOTAL COMMON STOCKS (Cost $737,319,304)		$985,491,023

SECURITIES LENDING COLLATERAL - 3.1%
John Hancock Collateral Trust, 0.9609% (W)(Y)	3,016,288	30,182,187
TOTAL SECURITIES LENDING COLLATERAL (Cost $30,182,530)		$30,182,187
Total Investments (Capital Appreciation Trust) (Cost $767,501,834) - 102.4%		$1,015,673,210
Other assets and liabilities, net - (2.4%)		(23,344,810)
TOTAL NET ASSETS - 100.0%		$992,328,400

Security Abbreviations and Legend

ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 3-31-17. The value of securities on loan amounted to $29,472,215.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 3-31-17.

59

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 60.1%
Consumer discretionary - 9.6%
Auto components - 0.7%
Adient PLC	34,827	$2,530,878
Hotels, restaurants and leisure - 2.0%
Aramark	111,600	4,114,692
Yum! Brands, Inc.	61,455	3,926,975
		8,041,667
Internet and direct marketing retail - 1.8%
Amazon.com, Inc. (I)	8,066	7,150,832
Media - 0.5%
Liberty Global PLC, Series C (I)	53,857	1,887,149
Specialty retail - 4.6%
AutoZone, Inc. (I)	4,636	3,352,060
Lowe’s Companies, Inc.	59,700	4,907,937
O’Reilly Automotive, Inc. (I)	20,988	5,663,402
The Home Depot, Inc.	29,481	4,328,695
		18,252,094
		37,862,620
Consumer staples - 8.8%
Beverages - 2.2%
Dr. Pepper Snapple Group, Inc.	54,531	5,339,676
PepsiCo, Inc.	29,975	3,353,004
		8,692,680
Food and staples retailing - 1.1%
CVS Health Corp.	20,939	1,643,712
Walgreens Boots Alliance, Inc.	35,704	2,965,217
		4,608,929
Food products - 1.8%
Mondelez International, Inc., Class A	79,606	3,429,426
The Kraft Heinz Company	27,666	2,512,349
Tyson Foods, Inc., Class A	18,326	1,130,897
		7,072,672
Tobacco - 3.7%
Altria Group, Inc.	38,474	2,747,813
British American Tobacco PLC	46,497	3,084,891
Philip Morris International, Inc.	77,100	8,704,590
		14,537,294
		34,911,575
Energy - 1.6%
Oil, gas and consumable fuels - 1.6%
Canadian Natural Resources, Ltd.	117,800	3,862,662
TOTAL SA	50,916	2,574,486
		6,437,148
		6,437,148
Financials - 7.1%
Banks - 1.3%
The PNC Financial Services Group, Inc.	11,700	1,406,808
Wells Fargo & Company	68,300	3,801,578
		5,208,386

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Capital markets - 2.6%
State Street Corp.	25,601	$2,038,096
The Bank of New York Mellon Corp.	169,721	8,015,923
		10,054,019
Insurance - 3.2%
Marsh & McLennan Companies, Inc.	138,600	10,241,154
Willis Towers Watson PLC	18,322	2,398,167
		12,639,321
		27,901,726
Health care - 14.3%
Biotechnology - 0.4%
Biogen, Inc. (I)	6,338	1,732,936
Bioverativ, Inc. (I)	705	38,394
		1,771,330
Health care equipment and supplies - 4.8%
Abbott Laboratories	151,898	6,745,790
Becton, Dickinson and Company	33,833	6,206,326
Danaher Corp.	71,527	6,117,704
		19,069,820
Health care providers and services - 4.1%
Aetna, Inc.	26,513	3,381,733
Anthem, Inc.	17,000	2,811,460
Cigna Corp.	22,149	3,244,607
Humana, Inc.	11,396	2,349,171
UnitedHealth Group, Inc.	27,400	4,493,874
		16,280,845
Life sciences tools and services - 2.9%
PerkinElmer, Inc.	96,973	5,630,252
Thermo Fisher Scientific, Inc.	37,152	5,706,547
		11,336,799
Pharmaceuticals - 2.1%
GlaxoSmithKline PLC	51,580	1,072,500
Perrigo Company PLC	24,800	1,646,472
Zoetis, Inc. (D)	103,113	5,503,141
		8,222,113
		56,680,907
Industrials - 4.1%
Aerospace and defense - 0.4%
The Boeing Company (D)	8,900	1,574,054
Building products - 1.0%
Johnson Controls International PLC	95,271	4,012,815
Industrial conglomerates - 0.7%
Roper Technologies, Inc.	13,030	2,690,565
Machinery - 0.9%
Fortive Corp.	31,037	1,869,048
IDEX Corp.	369	34,505
Pentair PLC	27,970	1,755,957
		3,659,510

60

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Professional services - 1.1%
Equifax, Inc.	7,400	$1,011,876
IHS Markit, Ltd. (I)	33,011	1,384,811
RELX PLC	88,124	1,725,306
		4,121,993
		16,058,937
Information technology - 10.8%
Internet software and services - 2.1%
Alphabet, Inc., Class A (I)	900	763,020
Alphabet, Inc., Class C (I)	9,146	7,587,156
		8,350,176
IT services - 5.6%
Fidelity National Information Services, Inc.	19,900	1,584,438
Fiserv, Inc. (I)	75,528	8,709,134
Mastercard, Inc., Class A (D)	31,637	3,558,213
Visa, Inc., Class A	93,800	8,336,006
		22,187,791
Software - 2.5%
Intuit, Inc.	17,143	1,988,417
Microsoft Corp.	119,900	7,896,614
		9,885,031
Technology hardware, storage and peripherals - 0.6%
Apple, Inc.	15,700	2,255,462
		42,678,460
Materials - 0.3%
Containers and packaging - 0.3%
Ball Corp.	18,029	1,338,834
Real estate - 1.1%
Equity real estate investment trusts - 1.1%
American Tower Corp.	15,000	1,823,100
SBA Communications Corp. (I)	21,594	2,599,270
		4,422,370
		4,422,370
Utilities - 2.4%
Electric utilities - 2.2%
PG&E Corp.	129,938	8,622,672
Multi-utilities - 0.2%
DTE Energy Company	9,700	990,467
		9,613,139
TOTAL COMMON STOCKS (Cost $201,648,242)		$237,905,716

PREFERRED SECURITIES - 2.3%
Financials - 0.6%
Banks - 0.4%
U.S. Bancorp (6.000% to 04/15/2017, then 3 month LIBOR + 4.861%)	15,000	375,000

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Financials (continued)
Banks (continued)
U.S. Bancorp (6.500% to 01/15/2022, then 3 month LIBOR + 4.468%)	14,000	$401,240
Wells Fargo & Company, Series L, 7.500%	680	843,200
		1,619,440
Capital markets - 0.2%
State Street Corp., 6.000%	10,000	262,400
State Street Corp. (5.350% to 03/15/2026, then 3 month LIBOR + 3.709%)	5,000	131,650
The Charles Schwab Corp., 5.950%	1,000	26,340
The Charles Schwab Corp., 6.000%	15,000	400,200
		820,590
		2,440,030
Real estate - 0.6%
Equity real estate investment trusts - 0.6%
American Tower Corp.	19,673	2,197,474
Utilities - 1.1%
Electric utilities - 0.7%
NextEra Energy, Inc., 6.123%	15,351	782,901
SCE Trust I, 5.625%	20,000	504,800
SCE Trust II, 5.100% (L)	1,920	47,520
SCE Trust III (5.750% to 03/15/2024, then 3 month LIBOR + 2.990%)	20,615	560,728
SCE Trust IV (5.375 to 09/15/2025, then 3 month LIBOR + 3.132%)	30,000	808,500
		2,704,449
Multi-utilities - 0.4%
DTE Energy Company, 6.500%	29,130	1,565,155
		4,269,604
TOTAL PREFERRED SECURITIES (Cost $8,322,882)		$8,907,108

CORPORATE BONDS - 22.1%
Consumer discretionary - 5.3%
Amazon.com, Inc. 2.600%, 12/05/2019	$465,000	474,181
American Honda Finance Corp. 0.950%, 05/05/2017	250,000	249,934
AutoZone, Inc. 1.625%, 04/21/2019	50,000	49,498
2.500%, 04/15/2021	155,000	153,702
CCO Holdings LLC
5.125%, 02/15/2023	600,000	617,934
5.125%, 05/01/2023 (S)	150,000	154,500
5.250%, 09/30/2022	575,000	596,563
5.750%, 09/01/2023 to 01/15/2024	677,000	704,080
5.875%, 04/01/2024 (S)	100,000	105,500
Cedar Fair LP
5.250%, 03/15/2021	400,000	410,000
5.375%, 06/01/2024	376,000	385,400

61

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Cequel Communications Holdings I LLC 6.375%, 09/15/2020(S)	$400,000	$411,500
Charter Communications Operating LLC 3.579%, 07/23/2020	150,000	154,368
Cox Communications, Inc. 6.250%, 06/01/2018(S)	15,000	15,698
DISH DBS Corp. 4.625%, 07/15/2017	325,000	327,031
Dollar Tree, Inc. 5.750%, 03/01/2023	825,000	878,625
Ford Motor Credit Company LLC
1.626%, 09/08/2017 (P)	525,000	525,355
1.670%, 12/06/2017 (P)	825,000	825,593
1.724%, 12/06/2017	275,000	274,992
2.145%, 01/09/2018	360,000	360,920
2.375%, 03/12/2019	375,000	376,280
2.597%, 11/04/2019	800,000	804,250
6.625%, 08/15/2017	200,000	203,596
Hilton Domestic Operating Company, Inc. 4.250%, 09/01/2024(S)	100,000	98,750
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 5.000%, 06/01/2024(S)	200,000	204,250
L Brands, Inc.
6.625%, 04/01/2021	930,000	1,014,723
7.000%, 05/01/2020	125,000	137,188
8.500%, 06/15/2019	945,000	1,053,675
Lamar Media Corp. 5.875%, 02/01/2022	175,000	180,828
McDonald’s Corp. 2.100%, 12/07/2018	45,000	45,266
Netflix, Inc. 4.375%, 11/15/2026(S)	150,000	147,375
Service Corp. International 5.375%, 05/15/2024	365,000	379,728
Sirius XM Radio, Inc.
4.250%, 05/15/2020 (S)	35,000	35,306
5.750%, 08/01/2021 (S)	400,000	415,600
6.000%, 07/15/2024 (S)	620,000	664,950
Six Flags Entertainment Corp. 5.250%, 01/15/2021(S)	1,800,000	1,850,760
Time Warner Cable LLC
5.850%, 05/01/2017	259,000	259,796
6.750%, 07/01/2018	500,000	528,690
Unitymedia GmbH 6.125%, 01/15/2025(S)	375,000	394,688
Unitymedia Hessen GmbH & Company KG 5.500%, 01/15/2023(S)	1,550,000	1,611,830
Virgin Media Finance PLC 6.000%, 10/15/2024(S)	450,000	466,313

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Virgin Media Secured Finance PLC 5.250%, 01/15/2026(S)	$200,000	$201,250
Yum! Brands, Inc.
3.750%, 11/01/2021	1,100,000	1,111,000
3.875%, 11/01/2020 to 11/01/2023	750,000	748,875
5.300%, 09/15/2019	140,000	147,700
6.250%, 03/15/2018	250,000	258,203
		21,016,244
Consumer staples - 1.2%
Anheuser-Busch InBev Finance, Inc.
1.900%, 02/01/2019	300,000	300,413
2.294%, 02/01/2021 (P)	360,000	370,833
2.650%, 02/01/2021	155,000	156,152
3.300%, 02/01/2023	200,000	203,530
Aramark Services, Inc. 5.000%, 04/01/2025(S)	1,125,000	1,158,750
B&G Foods, Inc. 4.625%, 06/01/2021	300,000	302,250
PepsiCo, Inc. 1.250%, 04/30/2018	125,000	124,926
Philip Morris International, Inc.
1.472%, 02/21/2020 (P)	255,000	256,182
2.000%, 02/21/2020	380,000	379,087
2.625%, 02/18/2022	470,000	469,469
Rite Aid Corp. 6.750%, 06/15/2021	215,000	216,613
Spectrum Brands, Inc.
6.125%, 12/15/2024	175,000	185,063
6.625%, 11/15/2022	315,000	331,931
The Kroger Company 2.000%, 01/15/2019	105,000	105,193
Walgreens Boots Alliance, Inc. 1.750%, 05/30/2018	300,000	300,351
		4,860,743
Energy - 2.0%
Canadian Natural Resources, Ltd. 1.750%, 01/15/2018	185,000	184,963
Chevron Corp. 1.365%, 03/02/2018	590,000	589,664
Concho Resources, Inc. 5.500%, 10/01/2022 to 04/01/2023	1,725,000	1,781,091
Diamondback Energy, Inc. 4.750%, 11/01/2024(S)	150,000	150,885
Enbridge Energy Partners LP 6.500%, 04/15/2018	15,000	15,678
EQT Corp.
6.500%, 04/01/2018	315,000	328,785
8.125%, 06/01/2019	483,000	539,215
Matador Resources Company 6.875%, 04/15/2023	200,000	209,000
ONEOK Partners LP 2.000%, 10/01/2017	140,000	140,165
Range Resources Corp.

62

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
4.875%, 05/15/2025	$425,000	$406,938
5.000%, 08/15/2022 (L)(S)	413,000	408,870
5.000%, 03/15/2023 (S)	825,000	812,625
Shell International Finance BV 1.484%, 05/11/2020(P)	810,000	815,137
Targa Resources Partners LP
4.125%, 11/15/2019	200,000	203,250
4.250%, 11/15/2023	375,000	366,563
5.250%, 05/01/2023	750,000	766,875
		7,719,704
Financials - 1.7%
Burlington Northern Santa Fe LLC 3.250%, 06/15/2027	330,000	332,423
HUB International, Ltd.
7.875%, 10/01/2021 (S)	1,300,000	1,355,250
9.250%, 02/15/2021 (S)	50,000	51,590
JPMorgan Chase & Co. (5.300% to 05/01/2020, then 3 month LIBOR + 3.800%) (Q)	970,000	1,005,163
Marsh & McLennan Companies, Inc.
2.350%, 03/06/2020	140,000	140,592
2.750%, 01/30/2022	190,000	191,050
3.300%, 03/14/2023	65,000	66,200
MSCI, Inc.
5.250%, 11/15/2024 (S)	415,000	436,788
5.750%, 08/15/2025 (S)	330,000	350,625
National Rural Utilities Cooperative Finance Corp. 0.950%, 04/24/2017	120,000	119,991
State Street Corp. (5.250% to 09/15/2020, then 3 month LIBOR + 3.597%) (Q)	435,000	455,663
The Bank of New York Mellon Corp. (4.625% to 09/20/2026, then 3 month LIBOR + 3.131%) (Q)	375,000	360,000
The Bank of New York Mellon Corp. (4.950% to 06/20/2020, then 3 month LIBOR + 3.420%) (Q)	450,000	464,203
The PNC Financial Services Group, Inc. (5.000% to 11/01/2026, then 3 month LIBOR + 3.300%) (Q)	850,000	845,750
Trinity Acquisition PLC 4.400%, 03/15/2026	270,000	276,728
U.S. Bancorp (5.300% to 04/15/2027, then 3 month LIBOR + 2.914%) (Q)	350,000	356,563
		6,808,579

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care - 4.5%
Becton, Dickinson and Company
1.800%, 12/15/2017	$244,000	$244,184
2.675%, 12/15/2019	266,000	269,760
Centene Corp.
4.750%, 05/15/2022 to 01/15/2025	1,200,000	1,222,065
5.625%, 02/15/2021	1,325,000	1,386,745
6.125%, 02/15/2024	1,010,000	1,084,488
DaVita, Inc. 5.750%, 08/15/2022	2,375,000	2,458,125
Eli Lilly & Company 1.250%, 03/01/2018	310,000	309,640
Fresenius Medical Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	875,000	925,313
5.875%, 01/31/2022 (S)	750,000	811,875
Fresenius Medical Care US Finance, Inc. 5.750%, 02/15/2021(S)	75,000	81,188
Grifols Worldwide Operations, Ltd. 5.250%, 04/01/2022	300,000	311,400
HCA, Inc.
3.750%, 03/15/2019	200,000	204,500
4.250%, 10/15/2019	485,000	501,975
6.500%, 02/15/2020	2,140,000	2,341,973
8.000%, 10/01/2018	950,000	1,028,375
Hologic, Inc. 5.250%, 07/15/2022(S)	1,295,000	1,358,131
Johnson & Johnson 1.125%, 11/21/2017	170,000	169,818
Medtronic Global Holdings SCA
1.700%, 03/28/2019	475,000	474,766
3.350%, 04/01/2027	270,000	271,896
Medtronic, Inc.
1.500%, 03/15/2018	490,000	490,102
2.500%, 03/15/2020	275,000	278,851
Pfizer, Inc. 1.200%, 06/01/2018	950,000	948,756
Teleflex, Inc. 4.875%, 06/01/2026(L)	125,000	125,625
UnitedHealth Group, Inc. 1.400%, 12/15/2017	230,000	230,003
Universal Health Services, Inc. 3.750%, 08/01/2019(S)	60,000	60,750
WellCare Health Plans, Inc. 5.750%, 11/15/2020	200,000	205,800
		17,796,104
Industrials - 0.8%
Caterpillar Financial Services Corp.
1.250%, 11/06/2017	250,000	249,920
2.250%, 12/01/2019	225,000	226,728
CNH Industrial Capital LLC 3.625%, 04/15/2018	680,000	687,650

63

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines 2009-2 Class A Pass Through Trust 7.250%, 05/10/2021	$117,534	$130,462
Continental Airlines 2012-1 Class A Pass Through Trust 4.150%, 10/11/2025	206,934	216,643
Delta Air Lines 2009-1 Class A Pass Through Trust 7.750%, 06/17/2021	92,007	101,437
Delta Air Lines 2011-1 Class A Pass Through Trust 5.300%, 10/15/2020	78,036	82,133
Fortive Corp. 1.800%, 06/15/2019(S)	40,000	39,743
IHS Markit, Ltd. 5.000%, 11/01/2022(S)	475,000	497,563
Lennox International, Inc. 3.000%, 11/15/2023	90,000	88,440
US Airways 2010-1 Class A Pass Through Trust 6.250%, 10/22/2024	164,456	179,257
US Airways 2010-1 Class B Pass Through Trust 8.500%, 10/22/2018	26,930	27,019
US Airways 2012-2 Class A Pass Through Trust 4.625%, 12/03/2026	19,114	20,070
US Airways 2012-2 Class B Pass Through Trust 6.750%, 12/03/2022	61,696	66,786
US Airways 2013-1 Class A Pass Through Trust 3.950%, 05/15/2027	209,767	214,630
US Airways 2013-1 Class B Pass Through Trust 5.375%, 05/15/2023	65,599	68,469
Xylem, Inc.
3.250%, 11/01/2026	75,000	74,051
4.875%, 10/01/2021	60,000	65,133
		3,036,134
Information technology - 2.1%
Amphenol Corp.
1.550%, 09/15/2017	130,000	130,005
2.200%, 04/01/2020	285,000	284,875
3.200%, 04/01/2024	140,000	140,060
Fiserv, Inc. 2.700%, 06/01/2020	580,000	586,493
Harris Corp. 1.999%, 04/27/2018	130,000	130,171
Microsoft Corp. 3.300%, 02/06/2027	3,525,000	3,581,834
NXP BV 3.750%, 06/01/2018(S)	2,425,000	2,473,500

Capital Appreciation Value Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Visa, Inc. 1.200%, 12/14/2017		$1,060,000	$1,059,021
			8,385,959
Materials - 0.6%
Cytec Industries, Inc. 3.950%, 05/01/2025		545,000	548,035
Ecolab, Inc. 2.000%, 01/14/2019		205,000	206,370
Reynolds Group Issuer, Inc.
4.523%, 07/15/2021 (P)(S)		195,000	199,510
5.125%, 07/15/2023 (S)		45,000	46,238
5.750%, 10/15/2020		1,250,000	1,285,950
6.875%, 02/15/2021		97,220	99,894
			2,385,997
Real estate - 1.2%
American Tower Corp. 3.300%, 02/15/2021		320,000	324,463
CBRE Services, Inc. 5.000%, 03/15/2023		225,000	234,024
Crown Castle International Corp.
4.875%, 04/15/2022		400,000	430,230
5.250%, 01/15/2023		1,475,000	1,609,373
Iron Mountain, Inc.
4.375%, 06/01/2021 (S)		240,000	246,600
5.750%, 08/15/2024		620,000	632,400
6.000%, 10/01/2020 (S)		903,000	945,893
6.000%, 08/15/2023		100,000	105,250
			4,528,233
Telecommunication services - 1.8%
Level 3 Financing, Inc.
5.375%, 08/15/2022		400,000	413,500
5.625%, 02/01/2023		350,000	362,250
SBA Communications Corp.
4.875%, 07/15/2022		1,110,000	1,126,650
4.875%, 09/01/2024 (S)		1,625,000	1,604,363
T-Mobile USA, Inc. 6.542%, 04/28/2020		1,424,000	1,452,480
UPC Holding BV 6.375%, 09/15/2022(S)	EUR	300,000	336,068
Verizon Communications, Inc.
2.137%, 03/16/2022 (P)		$475,000	479,321
3.125%, 03/16/2022		475,000	476,578
Ziggo Secured Finance BV 5.500%, 01/15/2027(S)		950,000	949,905
			7,201,115
Utilities - 0.9%
Berkshire Hathaway Energy Company 2.400%, 02/01/2020		260,000	261,916
CMS Energy Corp. 8.750%, 06/15/2019		80,000	91,340

64

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Dominion Resources, Inc. 2.962%, 07/01/2019(P)		$65,000	$65,918
DTE Energy Company 3.800%, 03/15/2027		925,000	937,935
Edison International 2.125%, 04/15/2020		475,000	475,489
Pacific Gas & Electric Company 3.300%, 03/15/2027		485,000	487,483
Southern California Gas Company 3.200%, 06/15/2025		250,000	252,686
The Southern Company
1.550%, 07/01/2018		435,000	433,310
1.850%, 07/01/2019		230,000	228,729
Virginia Electric & Power Company
3.150%, 01/15/2026		125,000	124,294
3.500%, 03/15/2027		330,000	336,748
			3,695,848
TOTAL CORPORATE BONDS (Cost $86,749,276)			$87,434,660

TERM LOANS (M) - 1.6%
Consumer discretionary - 0.2%
Charter Communications Operating LLC
2.990%, 07/01/2020		312,813	313,507
2.990%, 01/03/2021		279,462	280,020
Dollar Tree, Inc. 4.250%, 07/06/2022		25,000	25,188
Kasima LLC 3.632%, 05/17/2021		35,294	35,504
			654,219
Consumer staples - 0.2%
Chobani LLC TBD 10/07/2023 (T)		164,588	165,959
Jacobs Douwe Egberts BV
3.000%, 07/02/2022	EUR	33,142	35,609
3.500%, 07/02/2022		$422,079	424,717
Prestige Brands, Inc. 3.732%, 01/26/2024		53,266	53,709
			679,994
Financials - 0.6%
HUB International, Ltd. 4.035%, 10/02/2020		2,523,411	2,535,674
Health care - 0.6%
Change Healthcare Holdings LLC 3.750%, 03/01/2024		1,040,000	1,041,300
DaVita, Inc. 3.732%, 06/24/2021		1,223,888	1,236,898
			2,278,198
Industrials - 0.0%
Avolon Holdings, Ltd. TBD 03/20/2022 (T)		75,000	75,969
TOTAL TERM LOANS (Cost $6,184,324)			$6,224,054

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES - 0.2%
DB Master Finance LLC, Series 2015-1A, Class A2I 3.262%, 02/20/2045(S)	$220,500	$221,658
Taco Bell Funding LLC, Series 2016-1A, Class A2I 3.832%, 05/25/2046(S)	398,000	403,459
Wendys Funding LLC, Series 2015- 1A, Class A2I 3.371%, 06/15/2045(S)	265,950	267,185
TOTAL ASSET BACKED SECURITIES (Cost $884,450)		$892,302

SECURITIES LENDING COLLATERAL - 0.1%
John Hancock Collateral Trust, 0.9609% (W)(Y)	53,847	538,810
TOTAL SECURITIES LENDING COLLATERAL (Cost $538,826)		$538,810

SHORT-TERM INVESTMENTS - 14.1%
Money market funds - 13.7%
T. Rowe Price Government Money Fund, 0.6618% (Y)	54,104,692	54,104,692
Repurchase agreement - 0.4%
Repurchase Agreement with State Street Corp. dated 03/31/2017 at 0.220% to be repurchased at $1,847,034 on 04/03/2017, collateralized by $1,580,000 U.S. Treasury Inflation Indexed Notes, 2.625% due 07/15/2017 (valued at $1,886,408, including interest)	$1,847,000	1,847,000
TOTAL SHORT-TERM INVESTMENTS (Cost $55,951,692)		$55,951,692
Total Investments (Capital Appreciation Value Trust) (Cost $360,279,692) - 100.5%		$397,854,342
Other assets and liabilities, net - (0.5%)		(2,131,387)
TOTAL NET ASSETS - 100.0%		$395,722,955

Currency Abbreviations

EUR	Euro

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 3-31-17. The value of securities on loan amounted to $525,868.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 3-31-17.

65

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

DERIVATIVES

WRITTEN OPTIONS

Options on securities
Counterparty/Exchange-traded	Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
CALLS
Citigroup Global Markets, Inc.	Alphabet, Inc. Class C	$840.00	Jan 2018	4	$ 17,173	($21,780)
Citigroup Global Markets, Inc.	Alphabet, Inc. Class C	860.00	Jan 2018	4	14,438	(17,760)
Citigroup Global Markets, Inc.	Alphabet, Inc. Class C	880.00	Jan 2018	14	48,454	(49,352)
Deutsche Bank Securities, Inc.	Alphabet, Inc. Class C	900.00	Jan 2018	20	64,377	(55,611)
Deutsche Bank Securities, Inc.	Alphabet, Inc. Class C	920.00	Jan 2018	21	60,045	(45,477)
Deutsche Bank Securities, Inc.	Alphabet, Inc. Class C	940.00	Jan 2018	19	46,495	(31,368)
Citigroup Global Markets, Inc.	Amazon.com, Inc.	1,000.00	Jan 2018	11	52,372	(39,490)
Deutsche Bank Securities, Inc.	Amazon.com, Inc.	950.00	Jan 2018	19	90,832	(100,225)
Citigroup Global Markets, Inc.	American Tower Corp.	115.00	Jan 2018	37	14,134	(42,365)
Citigroup Global Markets, Inc.	American Tower Corp.	120.00	Jan 2018	37	10,064	(30,340)
Deutsche Bank Securities, Inc.	Biogen, Inc.	350.00	Jan 2018	14	15,346	(7,581)
Deutsche Bank Securities, Inc.	CVS Health Corp.	90.00	Jan 2018	190	43,242	(16,632)
Deutsche Bank Securities, Inc.	Danaher Corp.	90.00	Jan 2018	96	19,942	(33,601)
Deutsche Bank Securities, Inc.	Danaher Corp.	90.00	Jan 2018	121	22,482	(42,351)
Citigroup Global Markets, Inc.	Fidelity National Information Services, Inc.	85.00	Apr 2017	16	2,199	(207)
Citigroup Global Markets, Inc.	Mastercard, Inc., Class A	120.00	Jan 2018	4	2,018	(1,710)
Citigroup Global Markets, Inc.	Mastercard, Inc., Class A	125.00	Jan 2018	3	1,044	(800)
Merrill Lynch, Pierce, Fenner & Smith	The Boeing Company	175.00	Jan 2018	89	49,043	(111,470)
Credit Suisse Securities (USA) LLC	The PNC Financial Services Group, Inc.	135.00	Jan 2018	79	40,804	(30,348)
RBC Capital Markets	UnitedHealth Group, Inc.	180.00	Jan 2018	98	53,227	(44,497)
Citigroup Global Markets, Inc.	Visa, Inc., Class A	95.00	Jan 2018	274	71,864	(102,066)
Citigroup Global Markets, Inc.	Visa, Inc., Class A	90.00	Jan 2018	177	67,194	(105,315)
JPMorgan Clearing Corp.	Wells Fargo & Company	65.00	Jan 2018	176	26,400	(15,226)
Deutsche Bank Securities, Inc.	Zoetis, Inc.	60.00	Jan 2018	268	64,922	(46,248)
Goldman Sachs & Company	Zoetis, Inc.	62.50	Jan 2018	87	14,418	(10,447)
					$912,529	($1,002,267)
Exchange-traded	Mastercard, Inc., Class A	120.00	Jan 2018	2	898	(855)
					$ 898	($855)
					$913,427	($1,003,122)

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

66

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Trust

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 59.4%
U.S. Government - 29.7%
U.S. Treasury Bonds
2.500%, 02/15/2046 to 05/15/2046	$21,681,000	$19,416,340
2.875%, 11/15/2046 (L)	10,198,000	9,891,265
3.000%, 11/15/2045 to 02/15/2047	22,926,000	22,803,752
U.S. Treasury Notes
1.000%, 11/30/2019	747,000	738,742
1.125%, 01/31/2019 to 02/28/2019 (L)	30,138,000	30,074,400
1.125%, 07/31/2021 to 09/30/2021	13,449,000	13,028,209
1.250%, 12/31/2018 to 03/31/2019	18,740,000	18,736,965
1.375%, 01/15/2020 to 04/30/2020	4,405,000	4,381,824
1.375%, 02/15/2020 (L)	38,841,000	38,713,563
1.500%, 05/31/2020	10,802,000	10,773,731
1.625%, 03/15/2020 (L)	25,559,000	25,647,869
1.625%, 06/30/2020	3,480,000	3,482,582
1.875%, 01/31/2022 to 03/31/2022	53,679,000	53,544,691
2.000%, 10/31/2021 to 11/15/2026	66,610,000	66,021,643
2.125%, 03/31/2024	5,708,000	5,672,548
2.250%, 02/15/2027 (L)	46,961,000	46,355,626
		369,283,750
U.S. Government Agency - 29.7%
Federal Home Loan Mortgage Corp.
3.000%, TBA (C)	7,600,000	7,517,172
3.000%, 02/01/2027 to 12/01/2028	1,260,671	1,298,600
3.098%, 02/01/2045 (P)	873,201	903,175
3.500%, TBA (C)	6,300,000	6,430,676
3.500%, 12/01/2025 to 12/01/2045	32,639,690	34,193,784
4.000%, TBA (C)	9,500,000	9,943,829
4.000%, 10/01/2029 to 06/01/2046	8,604,986	9,103,495
4.500%, 08/01/2020 to 01/01/2045	3,455,059	3,607,236
5.000%, 05/01/2044 to 06/01/2044	1,547,546	1,711,747
Federal National Mortgage Association
1.856%, 10/09/2019 (Z)	8,345,000	7,961,155
3.000%, TBA (C)	32,500,000	32,374,185
3.000%, 11/01/2026 to 10/01/2030	4,778,362	4,924,821
3.139%, 03/01/2047 (P)	1,786,000	1,845,501
3.186%, 10/01/2043 (P)	212,956	219,205
3.259%, 04/01/2047 (P)	2,099,000	2,154,887
3.500%, TBA (C)	4,900,000	5,002,402
3.500%, 10/01/2025 to 08/01/2046	47,923,686	50,097,137
4.000%, TBA (C)	24,000,000	25,110,891

Core Bond Trust (continued)

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
4.000%, 04/01/2024 to 04/01/2047	$51,807,735	$54,892,018
4.380%, 04/01/2040 (P)	737,948	781,496
4.500%, 01/01/2020 to 02/01/2047	23,276,898	25,184,165
5.000%, 12/01/2039 to 07/01/2044	1,871,779	2,070,633
6.500%, 12/01/2038	2,031,207	2,340,836
Government National Mortgage Association
3.000%, TBA (C)	8,900,000	8,965,012
3.500%, TBA (C)	25,400,000	26,284,039
3.500%, 06/15/2046 to 01/20/2047	5,313,605	5,514,762
4.000%, 07/15/2045 to 02/20/2047	21,080,512	22,286,839
4.500%, TBA (C)	8,700,000	9,281,883
4.500%, 03/15/2041 to 02/20/2046	6,400,790	6,957,403
5.000%, 12/20/2039 to 11/20/2045	265,653	296,623
6.500%, 08/15/2039	360,892	413,215
		369,668,822
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $745,263,346)		$738,952,572

FOREIGN GOVERNMENT OBLIGATIONS - 2.3%
Canada - 0.2%
Province of Ontario 1.625%, 01/18/2019	2,085,000	2,084,604
Indonesia - 0.1%
Republic of Indonesia
3.700%, 01/08/2022 (S)	860,000	876,955
4.350%, 01/08/2027 (S)	880,000	910,542
		1,787,497
Israel - 0.1%
Government of Israel 4.500%, 01/30/2043	765,000	787,183
Japan - 0.6%
Japan Bank for International Cooperation
1.500%, 07/21/2021	3,500,000	3,358,831
1.750%, 05/28/2020	1,422,000	1,397,469
1.875%, 04/20/2021	1,532,000	1,499,519
2.000%, 11/04/2021	720,000	702,632
		6,958,451
Kuwait - 0.1%
State of Kuwait
2.750%, 03/20/2022 (S)	690,000	691,415
3.500%, 03/20/2027 (S)	960,000	970,800
		1,662,215

67

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico - 0.4%
Government of Mexico
4.000%, 10/02/2023	$1,982,000	$2,041,460
4.150%, 03/28/2027	525,000	534,188
4.350%, 01/15/2047	1,015,000	933,800
5.750%, 10/12/2110	1,477,000	1,469,615
		4,979,063
Paraguay - 0.1%
Republic of Paraguay
4.700%, 03/27/2027 (S)	645,000	653,063
6.100%, 08/11/2044 (S)	746,000	800,085
		1,453,148
Qatar - 0.1%
Government of Qatar 2.375%, 06/02/2021(S)	1,730,000	1,710,866
Slovenia - 0.5%
Republic of Slovenia
5.250%, 02/18/2024 (S)	2,962,000	3,324,881
5.500%, 10/26/2022 (S)	1,050,000	1,179,541
5.850%, 05/10/2023 (S)	1,920,000	2,202,847
		6,707,269
South Africa - 0.1%
Republic of South Africa 4.300%, 10/12/2028	1,245,000	1,168,547
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $29,430,220)		$29,298,843

CORPORATE BONDS - 24.6%
Consumer discretionary - 1.6%
Charter Communications Operating LLC
4.908%, 07/23/2025	1,250,000	1,319,910
5.375%, 05/01/2047 (S)	1,115,000	1,122,471
6.484%, 10/23/2045	346,000	399,191
Discovery Communications LLC
4.875%, 04/01/2043	555,000	502,619
4.900%, 03/11/2026	525,000	545,998
4.950%, 05/15/2042	265,000	239,419
Ford Motor Company
4.346%, 12/08/2026	665,000	677,067
5.291%, 12/08/2046	1,280,000	1,281,679
Ford Motor Credit Company LLC
3.339%, 03/28/2022	1,745,000	1,751,144
3.810%, 01/09/2024	1,130,000	1,130,017
General Motors Company 6.750%, 04/01/2046	1,054,000	1,234,153
General Motors Financial Company, Inc. 3.700%, 05/09/2023	2,210,000	2,226,626
Grupo Televisa SAB
5.000%, 05/13/2045	334,000	304,479
6.125%, 01/31/2046	640,000	676,238
McDonald’s Corp.
2.750%, 12/09/2020	620,000	628,247

Core Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
4.875%, 12/09/2045	$1,380,000	$1,467,348
Time Warner Cable LLC 6.550%, 05/01/2037	350,000	401,256
Time Warner, Inc.
3.800%, 02/15/2027	1,310,000	1,295,572
4.650%, 06/01/2044	75,000	70,888
4.850%, 07/15/2045	575,000	559,075
Viacom, Inc.
2.250%, 02/04/2022	765,000	735,469
4.375%, 03/15/2043	645,000	558,918
4.850%, 12/15/2034	645,000	623,878
		19,751,662
Consumer staples - 1.5%
Anheuser-Busch InBev Finance, Inc.
2.650%, 02/01/2021	2,570,000	2,589,095
3.300%, 02/01/2023	1,840,000	1,872,476
3.650%, 02/01/2026	590,000	596,549
4.900%, 02/01/2046	2,249,000	2,428,333
Kraft Heinz Foods Company
2.800%, 07/02/2020	1,925,000	1,950,735
3.000%, 06/01/2026	2,075,000	1,949,759
4.375%, 06/01/2046	1,100,000	1,027,919
Reynolds American, Inc. 5.850%, 08/15/2045	1,334,000	1,567,776
Walgreens Boots Alliance, Inc. 3.450%, 06/01/2026	2,360,000	2,300,572
Wm. Wrigley Jr. Company
2.900%, 10/21/2019 (S)	1,238,000	1,259,949
3.375%, 10/21/2020 (S)	1,670,000	1,726,591
		19,269,754
Energy - 2.5%
Anadarko Petroleum Corp. 6.600%, 03/15/2046	260,000	313,754
Apache Corp. 4.250%, 01/15/2044	440,000	412,602
APT Pipelines, Ltd. 4.250%, 07/15/2027 (S)	685,000	690,720
BP Capital Markets PLC
3.588%, 04/14/2027	1,555,000	1,565,300
3.723%, 11/28/2028	895,000	909,703
Cimarex Energy Company 4.375%, 06/01/2024	895,000	929,631
Enbridge, Inc.
4.250%, 12/01/2026 (L)	755,000	770,643
5.500%, 12/01/2046	715,000	759,975
Encana Corp. 6.500%, 08/15/2034 to 02/01/2038	1,155,000	1,294,630
Energy Transfer Partners LP
2.500%, 06/15/2018	960,000	964,687
6.125%, 12/15/2045	380,000	404,909
Enterprise Products Operating LLC
5.100%, 02/15/2045	240,000	250,603
6.450%, 09/01/2040	140,000	169,073
Halliburton Company 5.000%, 11/15/2045	1,176,000	1,235,158

68

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Hess Corp.
4.300%, 04/01/2027	$735,000	$723,681
5.800%, 04/01/2047	665,000	691,186
HollyFrontier Corp. 5.875%, 04/01/2026	395,000	419,340
Kinder Morgan Energy Partners LP 5.400%, 09/01/2044	505,000	499,224
Kinder Morgan, Inc. 5.550%, 06/01/2045	985,000	1,009,853
Marathon Petroleum Corp.
4.750%, 09/15/2044	715,000	646,466
5.000%, 09/15/2054	225,000	196,090
Newfield Exploration Company 5.625%, 07/01/2024	1,130,000	1,190,738
ONEOK, Inc. 6.000%, 06/15/2035	300,000	310,500
Petroleos Mexicanos
2.378%, 04/15/2025	1,168,750	1,166,633
2.460%, 12/15/2025	2,916,900	2,916,495
5.625%, 01/23/2046	883,000	786,312
6.500%, 03/13/2027 (S)	1,656,000	1,781,442
6.750%, 09/21/2047	765,000	776,559
Phillips 66 Partners LP 4.900%, 10/01/2046	500,000	475,922
Raizen Fuels Finance SA 5.300%, 01/20/2027 (S)	310,000	314,263
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028 (L) (S)	1,400,000	1,378,765
5.000%, 03/15/2027 (S)	1,510,000	1,576,975
5.625%, 04/15/2023	735,000	797,304
5.875%, 06/30/2026 (S)	490,000	540,217
Shell International Finance BV 4.000%, 05/10/2046	850,000	817,125
Transcanada Trust (5.300% to 03/15/2027, then 3 month LIBOR + 3.958%) , 03/15/2077	1,385,000	1,368,553
Williams Partners LP 5.100%, 09/15/2045	480,000	476,919
		31,531,950
Financials - 8.1%
American Express Credit Corp. 2.700%, 03/03/2022	4,635,000	4,630,272
American International Group, Inc.
3.900%, 04/01/2026	510,000	510,917
4.375%, 01/15/2055	180,000	160,185
6.250%, 05/01/2036	755,000	890,679
Bank of America Corp.
2.503%, 10/21/2022	2,480,000	2,415,468
4.183%, 11/25/2027	440,000	441,571
4.450%, 03/03/2026	748,000	767,033
6.000%, 09/01/2017	1,525,000	1,552,404
Barclays PLC 4.950%, 01/10/2047	775,000	774,130
Berkshire Hathaway, Inc. 3.125%, 03/15/2026	2,525,000	2,522,318

Core Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
BNP Paribas SA 3.800%, 01/10/2024(S)	$1,780,000	$1,770,938
Capital One Financial Corp.
3.750%, 07/28/2026	805,000	778,659
4.200%, 10/29/2025	1,140,000	1,144,437
Chubb INA Holdings, Inc. 4.350%, 11/03/2045	895,000	942,218
Citigroup, Inc.
1.550%, 08/14/2017	2,163,000	2,162,634
4.450%, 09/29/2027	1,570,000	1,593,120
Cooperatieve Rabobank UA 2.750%, 01/10/2022	1,780,000	1,788,989
Credit Suisse Group AG
3.574%, 01/09/2023 (S)	1,410,000	1,407,166
4.282%, 01/09/2028 (S)	955,000	950,314
GE Capital International Funding Company Unlimited Company 4.418%, 11/15/2035	1,438,000	1,518,601
HSBC Holdings PLC
2.650%, 01/05/2022	2,995,000	2,954,061
4.375%, 11/23/2026	1,415,000	1,425,835
HSBC Holdings PLC (3.262% to 03/13/2022, then 3 month LIBOR + 1.055%) 03/13/2023	2,345,000	2,356,345
HSBC Holdings PLC (4.041% to 03/13/2027, then 3 month LIBOR + 1.546%) 03/13/2028	1,315,000	1,329,085
ING Groep NV
3.150%, 03/29/2022	1,145,000	1,147,931
3.950%, 03/29/2027	460,000	460,319
JPMorgan Chase & Co.
2.295%, 08/15/2021	2,155,000	2,132,403
2.950%, 10/01/2026	1,408,000	1,338,543
2.972%, 01/15/2023	2,500,000	2,497,470
3.625%, 12/01/2027	2,240,000	2,179,153
JPMorgan Chase & Co. (3.782% to 02/01/2027, then 3 month LIBOR + 1.337%) 02/01/2028	1,380,000	1,392,773
JPMorgan Chase & Co. (4.260% to 02/22/2047, then 3 month LIBOR + 1.580%) 02/22/2048	1,350,000	1,347,631
KFW
1.000%, 07/15/2019	6,827,000	6,740,120
4.000%, 01/27/2020	1,116,000	1,186,146
Lazard Group LLC 3.750%, 02/13/2025	1,541,000	1,531,720
Lincoln National Corp. 3.625%, 12/12/2026	960,000	955,945
Marsh & McLennan Companies, Inc.
2.750%, 01/30/2022	915,000	920,055
3.750%, 03/14/2026	660,000	678,869
Metropolitan Life Global Funding I

69

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
1.550%, 09/13/2019 (S)	$870,000	$860,079
1.950%, 12/03/2018 to 09/15/2021 (S)	1,985,000	1,939,241
3.450%, 12/18/2026 (S)	665,000	669,741
Mitsubishi UFJ Financial Group, Inc. 3.677%, 02/22/2027	2,015,000	2,038,515
Morgan Stanley
2.625%, 11/17/2021	4,790,000	4,752,063
3.625%, 01/20/2027	890,000	883,115
4.375%, 01/22/2047	1,600,000	1,589,624
National Australia Bank, Ltd. 2.400%, 12/07/2021(S)	1,925,000	1,915,027
Stadshypotek AB 2.500%, 04/05/2022(S)	250,000	249,688
Synchrony Financial 3.700%, 08/04/2026	1,425,000	1,381,406
Teachers Insurance & Annuity Association of America 4.900%, 09/15/2044(S)	420,000	454,372
The Bank of New York Mellon Corp. (3.442% to 02/07/2027, then 3 month LIBOR + 1.069%) 02/07/2028	1,360,000	1,370,188
The Goldman Sachs Group, Inc.
2.350%, 11/15/2021	1,905,000	1,866,917
2.625%, 04/25/2021	910,000	907,422
2.750%, 09/15/2020	1,160,000	1,169,457
3.000%, 04/26/2022	2,317,000	2,319,329
4.750%, 10/21/2045	1,028,000	1,084,297
6.125%, 02/15/2033	40,000	48,430
6.750%, 10/01/2037	1,070,000	1,320,022
The Guardian Life Insurance Company of America 4.850%, 01/24/2077(S)	1,105,000	1,079,610
The Toronto-Dominion Bank
2.250%, 03/15/2021 (S)	3,125,000	3,115,481
2.500%, 01/18/2023 (S)	1,490,000	1,492,447
UBS Group Funding Jersey, Ltd. 2.650%, 02/01/2022(S)	2,285,000	2,239,698
UBS Group Funding Switzerland AG
3.491%, 05/23/2023 (S)	1,575,000	1,584,979
4.253%, 03/23/2028 (S)	1,190,000	1,203,894
US Bancorp 2.625%, 01/24/2022	2,270,000	2,278,315
		101,109,814
Health care - 1.4%
Abbott Laboratories
3.750%, 11/30/2026	2,015,000	2,012,246
4.900%, 11/30/2046	220,000	228,101
AbbVie, Inc.
2.500%, 05/14/2020	1,830,000	1,842,259
3.200%, 05/14/2026	830,000	797,776
4.450%, 05/14/2046	1,035,000	990,003
Actavis Funding SCS
3.800%, 03/15/2025	895,000	901,397

Core Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
4.750%, 03/15/2045	$1,180,000	$1,187,842
Amgen, Inc.
4.400%, 05/01/2045	795,000	771,435
4.563%, 06/15/2048	470,000	466,638
Biogen, Inc. 5.200%, 09/15/2045	648,000	700,359
Celgene Corp. 5.000%, 08/15/2045	1,285,000	1,344,651
Perrigo Finance Unlimited Company 4.375%, 03/15/2026	840,000	854,303
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/2023	1,610,000	1,561,884
3.200%, 09/23/2026	2,590,000	2,473,093
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/01/2026 (L)	885,000	815,451
		16,947,438
Industrials - 1.4%
Air Lease Corp. 3.625%, 04/01/2027	1,190,000	1,156,488
Delta Air Lines, Inc.
2.875%, 03/13/2020	1,405,000	1,416,463
3.625%, 03/15/2022	1,405,000	1,434,072
ERAC USA Finance LLC
3.300%, 12/01/2026 (S)	1,460,000	1,398,389
4.500%, 02/15/2045 (S)	235,000	224,625
FedEx Corp.
4.400%, 01/15/2047	755,000	734,771
4.550%, 04/01/2046	1,200,000	1,200,528
General Electric Company 5.875%, 01/14/2038	429,000	541,120
Northrop Grumman Corp.
3.200%, 02/01/2027	1,210,000	1,198,434
3.250%, 08/01/2023	1,442,000	1,470,687
3.850%, 04/15/2045	468,000	440,439
Penske Truck Leasing Company LP
3.200%, 07/15/2020 (S)	1,090,000	1,109,121
3.375%, 02/01/2022 (S)	875,000	887,759
3.400%, 11/15/2026 (S)	1,985,000	1,907,964
Valmont Industries, Inc. 5.250%, 10/01/2054	689,000	620,081
Wabtec Corp. 3.450%, 11/15/2026 (S)	1,075,000	1,045,261
		16,786,202
Information technology - 2.9%
Analog Devices, Inc.
2.500%, 12/05/2021	1,015,000	1,005,162
3.125%, 12/05/2023	1,085,000	1,079,520
3.500%, 12/05/2026	1,270,000	1,257,638
Apple, Inc.
1.900%, 02/07/2020	1,700,000	1,704,483
2.500%, 02/09/2022	1,915,000	1,923,275
3.000%, 02/09/2024	1,795,000	1,810,017
3.350%, 02/09/2027	1,770,000	1,786,525
4.250%, 02/09/2047	400,000	404,698

70

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Cisco Systems, Inc.
1.400%, 09/20/2019	$2,805,000	$2,782,064
1.850%, 09/20/2021	3,075,000	3,015,323
Diamond 1 Finance Corp. 6.020%, 06/15/2026 (S)	815,000	890,163
Fidelity National Information Services, Inc.
2.250%, 08/15/2021	805,000	788,234
2.850%, 10/15/2018	1,380,000	1,398,967
3.625%, 10/15/2020	1,105,000	1,148,131
Hewlett Packard Enterprise Company
4.900%, 10/15/2025	460,000	477,641
6.350%, 10/15/2045	1,780,000	1,836,764
Microsoft Corp.
2.000%, 08/08/2023	1,220,000	1,171,704
2.400%, 02/06/2022	1,815,000	1,825,705
2.875%, 02/06/2024	1,580,000	1,589,738
3.300%, 02/06/2027	1,580,000	1,605,474
3.700%, 08/08/2046	1,480,000	1,386,350
4.100%, 02/06/2037	905,000	930,554
4.250%, 02/06/2047	890,000	912,011
4.500%, 02/06/2057	450,000	463,109
Oracle Corp. 2.400%, 09/15/2023	2,390,000	2,322,437
		35,515,687
Materials - 1.1%
Air Liquide Finance SA
1.750%, 09/27/2021 (S)	1,235,000	1,191,060
2.250%, 09/27/2023 (L) (S)	1,055,000	1,006,695
Barrick North America Finance LLC
4.400%, 05/30/2021	219,000	234,730
5.700%, 05/30/2041	675,000	763,496
BHP Billiton Finance USA, Ltd. 5.000%, 09/30/2043	570,000	639,772
CF Industries, Inc.
3.400%, 12/01/2021 (S)	975,000	973,820
4.500%, 12/01/2026 (S)	1,220,000	1,239,154
Fibria Overseas Finance, Ltd. 5.500%, 01/17/2027	880,000	881,892
International Paper Company 5.150%, 05/15/2046	1,095,000	1,142,656
LYB International Finance II BV 3.500%, 03/02/2027	1,585,000	1,555,286
Potash Corp. of Saskatchewan, Inc. 4.000%, 12/15/2026	1,810,000	1,852,816
Vale Overseas, Ltd.
5.875%, 06/10/2021	520,000	557,242
6.250%, 08/10/2026	1,240,000	1,346,950
		13,385,569
Real estate - 0.6%
DDR Corp.
3.375%, 05/15/2023	1,314,000	1,269,802
4.625%, 07/15/2022	1,658,000	1,739,312
Mid-America Apartments LP
3.750%, 06/15/2024	1,174,000	1,194,641
4.000%, 11/15/2025	570,000	584,792
4.300%, 10/15/2023	507,000	534,986

Core Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Tanger Properties LP
3.750%, 12/01/2024	$592,000	$587,424
3.875%, 12/01/2023	639,000	647,019
WEA Finance LLC 3.150%, 04/05/2022 (S)	1,280,000	1,281,622
		7,839,598
Telecommunication services - 1.5%
AT&T, Inc.
3.400%, 05/15/2025	2,757,000	2,667,728
3.950%, 01/15/2025	1,710,000	1,724,275
4.250%, 03/01/2027	1,025,000	1,039,914
4.450%, 04/01/2024	1,318,000	1,377,773
5.250%, 03/01/2037	2,095,000	2,133,709
5.450%, 03/01/2047	2,045,000	2,082,156
Verizon Communications, Inc.
2.946%, 03/15/2022 (S)	1,780,000	1,772,211
4.125%, 03/16/2027 to 08/15/2046	3,330,000	3,014,677
4.272%, 01/15/2036	1,003,000	926,101
4.400%, 11/01/2034	1,965,000	1,859,053
		18,597,597
Utilities - 2.0%
Alabama Power Company 2.450%, 03/30/2022	1,155,000	1,142,970
American Electric Power Company, Inc. 1.650%, 12/15/2017	1,707,000	1,706,505
Commonwealth Edison Company 3.700%, 03/01/2045	259,000	244,681
Consolidated Edison Company of New York, Inc. 3.850%, 06/15/2046	420,000	403,282
Dominion Resources, Inc.
1.600%, 08/15/2019	920,000	908,400
2.000%, 08/15/2021	695,000	674,229
Duke Energy Carolinas LLC
2.500%, 03/15/2023	955,000	945,382
3.875%, 03/15/2046	490,000	478,943
Duke Energy Corp.
1.800%, 09/01/2021	1,055,000	1,018,958
2.650%, 09/01/2026	1,320,000	1,224,881
3.750%, 09/01/2046	570,000	513,663
Duke Energy Florida LLC 3.400%, 10/01/2046	450,000	403,599
Electricite de France SA 6.000%, 01/22/2114 (S)	510,000	518,387
Fortis, Inc. 2.100%, 10/04/2021 (S)	830,000	804,133
Great Plains Energy, Inc.
3.150%, 04/01/2022	1,045,000	1,055,379
3.900%, 04/01/2027	1,305,000	1,315,727
4.850%, 04/01/2047	915,000	937,757
Indiana Michigan Power Company 4.550%, 03/15/2046	490,000	517,422

71

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
MidAmerican Energy Company 4.250%, 05/01/2046	$660,000	$681,183
Oklahoma Gas & Electric Company 4.150%, 04/01/2047	690,000	688,826
Pacific Gas & Electric Company 2.950%, 03/01/2026	824,000	806,190
PECO Energy Company 3.150%, 10/15/2025	1,225,000	1,232,395
PPL Electric Utilities Corp. 4.150%, 10/01/2045	805,000	822,793
Sierra Pacific Power Company 2.600%, 05/01/2026	1,065,000	1,020,516
Southern Company Gas Capital Corp. 2.450%, 10/01/2023	450,000	431,554
Southwestern Electric Power Company 3.900%, 04/01/2045	314,000	296,355
The Southern Company 4.400%, 07/01/2046	405,000	386,982
Virginia Electric & Power Company
2.950%, 11/15/2026	675,000	658,768
3.500%, 03/15/2027	1,305,000	1,331,683
4.000%, 11/15/2046	665,000	653,909
Westar Energy, Inc. 3.100%, 04/01/2027	1,155,000	1,140,364
		24,965,816
TOTAL CORPORATE BONDS (Cost $305,779,382)		$305,701,087

MUNICIPAL BONDS - 0.6%
County of Clark (Nevada) 6.820%, 07/01/2045	1,080,000	1,515,100
Los Angeles Community College District (California) 6.750%, 08/01/2049	1,185,000	1,721,568
North Texas Tollway Authority 6.718%, 01/01/2049	1,081,000	1,507,584
Port Authority of New York & New Jersey 4.458%, 10/01/2062	1,616,000	1,687,443
State of California 7.600%, 11/01/2040	840,000	1,253,179
The Ohio State University 4.800%, 06/01/2111	464,000	455,523
TOTAL MUNICIPAL BONDS (Cost $7,827,006)		$8,140,397

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.4%
Commercial and residential - 3.6%
BBCMS Mortgage Trust, Series 2017-C1, Class A4 3.674%, 02/15/2050	579,000	596,242
CD Mortgage Trust
Series 2016-CD1, Class A1, 1.443%, 08/10/2049	390,739	384,245

Core Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Series 2016-CD1, Class ASB, 2.622%, 08/10/2049	$1,138,000	$1,114,421
CFCRE Commercial Mortgage Trust
Series 2011-C1, Class A4, 4.961%, 04/15/2044 (P) (S)	1,033,000	1,105,272
Series 2016-C3, Class A1, 1.793%, 01/10/2048	664,645	660,110
Series 2016-C4, Class A4, 3.283%, 05/10/2058	675,000	671,422
Series 2016-C7, Class A2, 3.585%, 12/10/2054	672,000	678,402
Series 2016-C7, Class A3, 3.838%, 12/10/2054	502,000	516,617
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2 1.987%, 04/10/2046	1,089,000	1,092,146
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR4, Class A2, 1.801%, 10/15/2045	328,090	329,914
Series 2013-CR10, Class A2, 2.972%, 08/10/2046	585,000	594,940
Series 2013-CR11, Class A1, 1.468%, 08/10/2050	218,599	218,353
Series 2013-CR12, Class A1, 1.295%, 10/10/2046	71,638	71,423
Series 2013-CR12, Class A4, 4.046%, 10/10/2046	172,000	182,831
Series 2013-CR6, Class A1, 0.719%, 03/10/2046	124,339	123,943
Series 2013-CR6, Class A2, 2.122%, 03/10/2046	2,016,000	2,024,230
Series 2014-UBS6, Class AM, 4.048%, 12/10/2047	928,000	962,783
Series 2016-COR1, Class ASB, 2.972%, 10/10/2049	505,000	501,181
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2010-C1, Class A2, 3.830%, 07/10/2046 (S)	176,825	179,236
Series 2012-LC4, Class A3, 3.069%, 12/10/2044	155,338	158,203
Commercial Mortgage Trust (Deutsche Bank AG/Jefferies & Company), Series 2014-UBS5, Class ASB 3.548%, 09/10/2047	358,000	372,615
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class A4, 3.808%, 11/15/2048	807,000	835,226
Series 2016-C5, Class ASB, 3.532%, 11/15/2048	261,000	271,620
CSMC Trust, Series 2016-NXSR, Class A4 3.795%, 12/15/2049 (P)	870,000	900,450
GS Mortgage Securities Trust

72

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Series 2011-GC5, Class A2, 2.999%, 08/10/2044	$31,652	$31,632
Series 2012-GCJ7, Class A2, 2.318%, 05/10/2045	311,174	311,104
Series 2012-GCJ7, Class AAB, 2.935%, 05/10/2045	214,000	216,615
Series 2013-GC16, Class A1, 1.264%, 11/10/2046	2,805	2,804
Series 2013-GC16, Class A2, 3.033%, 11/10/2046	441,000	448,392
Series 2016-GS3, Class A4, 2.850%, 10/10/2049	508,000	491,911
Series 2016-GS3, Class AAB, 2.777%, 10/10/2049	762,000	756,450
Series 2016-GS4, Class A4, 3.442%, 11/10/2049	642,000	652,168
Series 2017-GS5, Class A3, 3.409%, 03/10/2050	1,091,000	1,106,755
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Series 2010-1, Class A1 5.314%, 01/25/2051 (S)	2,968,664	3,268,966
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class A2, 2.977%, 11/15/2045	485,245	492,635
Series 2014-C21, Class A5, 3.775%, 08/15/2047	727,000	757,531
Series 2015-C28, Class A2, 2.773%, 10/15/2048	470,000	477,347
Series 2015-C28, Class A3, 2.912%, 10/15/2048	2,277,000	2,235,340
Series 2015-C30, Class AS, 4.226%, 07/15/2048 (P)	1,329,000	1,387,349
Series 2016-C1, Class ASB, 3.316%, 03/15/2049	1,083,000	1,112,473
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class A5, 3.723%, 03/15/2050	386,000	398,875
Series 2017-JP5, Class ASB, 3.548%, 03/15/2050	2,152,000	2,231,083
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5, Class A5, 3.693%, 03/15/2050	625,000	644,871
Series 2017-C5, Class ASB, 3.491%, 03/15/2050	202,000	208,677
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2010-C2, Class A2, 3.616%, 11/15/2043 (S)	348,689	352,248
Series 2010-CNTR, Class A1, 3.300%, 08/05/2032 (S)	315,444	320,201

Core Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Series 2010-CNTR, Class A2, 4.311%, 08/05/2032 (S)	$1,806,000	$1,882,050
Series 2011-C3A, Class A4, 4.717%, 02/15/2046 (S)	494,000	532,380
Series 2011-C4, Class A3, 4.106%, 07/15/2046 (S)	2,218,299	2,268,369
Series 2012-LC9, Class A2, 1.677%, 12/15/2047	300,985	301,079
Series 2013-C13, Class A2, 2.665%, 01/15/2046	268,000	270,882
Series 2014-C20, Class A2, 2.872%, 07/15/2047	450,000	457,704
Series 2014-C20, Class A5, 3.805%, 07/15/2047	55,000	57,370
Series 2015-JP1, Class ASB, 3.733%, 01/15/2049	309,000	324,746
Series 2016-JP2, Class A1, 1.324%, 08/15/2049	483,963	476,781
Series 2016-JP2, Class ASB, 2.713%, 08/15/2049	688,000	680,972
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A2, 1.868%, 11/15/2045	359,589	359,887
Series 2013-C10, Class A1, 1.394%, 07/15/2046	43,467	43,442
Series 2013-C10, Class A2, 2.964%, 07/15/2046	321,000	323,990
Series 2013-C9, Class A, 1.970%, 05/15/2046	374,693	375,725
Morgan Stanley Capital I Trust
Series 2016-UB11, Class A1, 1.445%, 08/15/2049	1,171,313	1,154,850
Series 2016-UB11, Class ASB, 2.606%, 08/15/2049	579,000	569,358
Series 2016-UBS9, Class A1, 1.711%, 03/15/2049	688,222	679,119
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A2, 2.113%, 05/10/2063	154,005	153,958
Series 2012-C4, Class A2, 1.712%, 12/10/2045	815,058	815,776
		44,179,690
U.S. Government Agency - 1.8%
Federal Home Loan Mortgage Corp.
Series 3829, Class ED, 3.500%, 10/15/2028	392,435	396,543
Series 3838, Class QE, 3.500%, 01/15/2029	618,986	628,796
Series 4225, Class A, 4.000%, 09/15/2040	1,171,725	1,240,346
Series 4529, Class HC, 3.000%, 10/15/2039	586,442	594,239
Series 4640, Class LD, 4.000%, 09/15/2043	4,369,602	4,642,983

73

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
Series 2007-108, Class AN, 8.097%, 11/25/2037 (P)	$310,675	$372,498
Series 2011-43, Class AN, 3.500%, 12/25/2028	738,148	746,409
Series 2014-40, Class EP, 3.500%, 10/25/2042	975,663	1,016,911
Series 2015-M3, Class FA, 0.989%, 06/25/2018 (P)	1,842,045	1,842,360
Series 2016-106, Class BA, 3.000%, 06/25/2045	1,644,956	1,666,867
Series 2016-59, Class CA, 3.500%, 09/25/2043	4,404,923	4,579,023
Series 2016-89, Class HA, 3.000%, 12/25/2046	827,025	840,258
Series 2016-M11, Class A2, 2.369%, 07/25/2026 (P)	1,771,000	1,685,082
Series 2017-M1, Class A2, 2.417%, 10/25/2026 (P)	1,345,000	1,283,596
Series 397, Class 6, 2.000%, 09/25/2039	1,371,417	1,335,219
		22,871,130
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $67,683,353)		$67,050,820

ASSET BACKED SECURITIES - 17.0%
Ally Auto Receivables Trust
Series 2017-1, Class A4, 1.990%, 11/15/2021	491,000	490,773
Series 2017-2, Class A4, 2.100%, 03/15/2022	954,000	953,946
Ally Master Owner Trust
Series 2012-5, Class A, 1.540%, 09/15/2019	1,596,000	1,597,167
Series 2017-1, Class A, 1.177%, 02/15/2021 (P)	755,000	756,558
American Express Credit Account Master Trust, Series 2017-1, Class A 1.930%, 09/15/2022	5,419,000	5,429,324
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class A3 1.530%, 07/08/2021	1,590,000	1,581,931
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A, 2.100%, 03/20/2019 (S)	986,000	988,510
Series 2014-1A, Class A, 2.460%, 07/20/2020 (S)	1,796,000	1,804,475
Series 2014-2A, Class A, 2.500%, 02/20/2021 (S)	2,069,000	2,076,743
Series 2017-1A, Class A, 3.070%, 09/20/2023 (S)	1,799,000	1,812,129

Core Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
BA Credit Card Trust, Series 2017- A1, Class A1 1.950%, 08/15/2022	$3,799,000	$3,807,032
Bank of The West Auto Trust, Series 2014-1, Class A3 1.090%, 03/15/2019(S)	252,685	252,589
California Republic Auto Receivables Trust
Series 2015-1, Class A4, 1.820%, 09/15/2020	1,003,000	1,003,672
Series 2015-4, Class A2, 1.600%, 09/17/2018 (S)	114,639	114,661
Series 2015-4, Class A4, 2.580%, 06/15/2021 (S)	1,343,000	1,356,930
Series 2016-1, Class A3, 1.890%, 05/15/2020	1,604,000	1,608,012
Series 2016-1, Class A4, 2.240%, 10/15/2021	893,000	898,096
Series 2016-2, Class A4, 1.830%, 12/15/2021	1,454,000	1,448,079
Series 2017-1, Class A2, 1.550%, 11/15/2019	1,095,000	1,093,540
Series 2017-1, Class A3, 1.900%, 03/15/2021	1,095,000	1,092,952
Series 2017-1, Class A4, 2.280%, 06/15/2022	502,000	502,303
Capital Auto Receivables Asset Trust
Series 2014-1, Class A4, 1.690%, 10/22/2018	392,128	392,250
Series 2015-2, Class A2, 1.390%, 09/20/2018	489,227	489,388
Series 2015-2, Class A3, 1.730%, 09/20/2019	1,756,000	1,758,870
Series 2015-2, Class A4, 1.970%, 01/21/2020	1,023,000	1,026,246
Series 2015-3, Class A3, 1.940%, 01/21/2020	1,777,000	1,782,826
Series 2015-4, Class A2, 1.620%, 03/20/2019	1,071,000	1,072,093
Series 2015-4, Class A4, 2.010%, 07/20/2020	879,000	882,050
Series 2016-1, Class A2A, 1.500%, 11/20/2018	913,243	913,605
Series 2016-1, Class A3, 1.730%, 04/20/2020	1,695,000	1,697,519
Series 2016-1, Class A4, 1.980%, 10/20/2020	765,000	766,266
Series 2016-2, Class A2A, 1.320%, 01/22/2019	382,979	382,763
Series 2016-2, Class A3, 1.460%, 06/22/2020	1,198,000	1,195,413
Series 2016-3, Class A2A, 1.360%, 04/22/2019	716,936	716,795
Series 2016-3, Class A3, 1.540%, 08/20/2020	716,000	714,922
Series 2016-3, Class A4, 1.690%, 03/20/2021	601,000	597,758
Capital One Multi-Asset Execution Trust

74

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Series 2015-A1, Class A, 1.390%, 01/15/2021	$153,000	$152,933
Series 2017-A1, Class A1, 2.000%, 01/17/2023	5,400,000	5,417,812
Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A3 1.770%, 10/15/2020(S)	2,596,000	2,600,653
Flagship Credit Auto Trust, Series 2016-3, Class A2 2.050%, 11/15/2020(S)	820,000	820,903
Ford Credit Auto Owner Trust
Series 2014-1, Class A, 2.260%, 11/15/2025 (S)	636,000	641,199
Series 2017-1, Class A, 2.620%, 08/15/2028 (S)	1,357,000	1,364,017
Hertz Vehicle Financing II LP
Series 2015-1A, Class A, 2.730%, 03/25/2021 (S)	3,517,000	3,510,189
Series 2015-3A, Class A, 2.670%, 09/25/2021 (S)	1,788,000	1,772,332
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2, 1.830%, 08/25/2019 (S)	673,000	670,845
Series 2016-2A, Class A, 2.950%, 03/25/2022 (S)	487,000	484,964
Series 2016-3A, Class A, 2.270%, 07/25/2020 (S)	1,647,000	1,634,180
Series 2016-3A, Class B, 3.110%, 07/25/2020 (S)	514,000	511,384
Series 2016-4A, Class A, 2.650%, 07/25/2022 (S)	1,457,000	1,428,093
Honda Auto Receivables Owner Trust, Series 2014-4, Class A4 1.460%, 10/15/2020	1,051,000	1,051,351
Hyundai Auto Receivables Trust, Series 2017-A, Class A4 2.090%, 04/17/2023	666,000	665,915
Navient Private Education Loan Trust
Series 2014-AA, Class A3, 2.512%, 10/15/2031 (P) (S)	1,335,000	1,352,689
Series 2014-CTA, Class A, 1.612%, 09/16/2024 (P) (S)	1,058,015	1,059,784
Series 2015-AA, Class A2B, 2.112%, 12/15/2028 (P) (S)	534,000	541,632
Series 2015-CA, Class B, 3.250%, 05/15/2040 (S)	1,012,000	1,005,005
Series 2016-AA, Class A2A, 3.910%, 12/15/2045 (S)	2,238,000	2,344,693
Navient Student Loan Trust
Series 2014-1, Class A3, 1.492%, 06/25/2031 (P)	944,000	927,910
Series 2016-5A, Class A, 2.232%, 06/25/2065 (P) (S)	774,628	786,371
Series 2016-7A, Class A, 2.132%, 03/25/2066 (P) (S)	1,586,108	1,601,802
Series 2017-1A, Class A3, 1.920%, 07/26/2066 (P) (S)	5,087,000	5,124,598

Core Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Series 2017-2A, Class A, 2.079%, 12/27/2066 (P) (S)	$3,639,000	$3,639,000
Nelnet Student Loan Trust
Series 2004-3, Class A5, 1.218%, 10/27/2036 (P)	2,041,939	1,998,222
Series 2004-4, Class A5, 1.198%, 01/25/2037 (P)	1,193,659	1,177,797
Series 2005-1, Class A5, 1.148%, 10/25/2033 (P)	3,287,217	3,214,162
Series 2005-2, Class A5, 1.256%, 03/23/2037 (P)	1,313,316	1,281,862
Series 2005-3, Class A5, 1.276%, 12/24/2035 (P)	1,348,463	1,324,791
Series 2005-4, Class A4, 1.336%, 03/22/2032 (P)	859,000	798,224
Series 2006-2, Class A6, 1.158%, 04/25/2031 (P)	2,969,000	2,954,761
Series 2010-4, Class A, 1.782%, 04/25/2046 (P) (S)	427,792	427,196
Series 2016-1A, Class A, 1.782%, 09/25/2065 (P) (S)	2,896,467	2,911,122
Nissan Auto Receivables Owner Trust, Series 2017-A, Class A4 2.110%, 05/15/2023	976,000	975,846
Santander Drive Auto Receivables Trust, Series 2016-2, Class A2A 1.380%, 07/15/2019	1,055,500	1,055,272
SLC Student Loan Trust, Series 2007-1, Class A4 1.099%, 05/15/2029(P)	1,992,081	1,964,307
SLM Private Education Loan Trust
Series 2012-D, Class A2, 2.950%, 02/15/2046 (S)	1,084,564	1,090,726
Series 2013-A, Class A1, 1.512%, 08/15/2022 (P) (S)	49,782	49,799
Series 2013-A, Class A2A, 1.770%, 05/17/2027 (S)	607,000	605,447
Series 2013-A, Class A2B, 1.962%, 05/17/2027 (P) (S)	1,314,000	1,323,379
Series 2013-B, Class A2A, 1.850%, 06/17/2030 (S)	1,854,000	1,845,753
Series 2013-C, Class A2A, 2.940%, 10/15/2031 (S)	1,252,582	1,267,157
Series 2014-A, Class A2A, 2.590%, 01/15/2026 (S)	2,296,000	2,311,383
SLM Student Loan Trust
Series 2003-1, Class A5C, 1.881%, 12/15/2032 (P) (S)	1,091,106	1,064,585
Series 2004-10, Class A7A, 1.788%, 10/25/2029 (P) (S)	2,394,000	2,382,753
Series 2005-6, Class A5B, 2.238%, 07/27/2026 (P)	398,576	400,232
Series 2005-8, Class A4, 1.588%, 01/25/2028 (P)	4,446,319	4,459,838
Series 2006-3, Class A5, 1.138%, 01/25/2021 (P)	2,139,000	2,078,196
Series 2007-2, Class A3, 1.078%, 01/25/2019 (P)	664,483	661,651

75

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Series 2007-2, Class A4, 1.098%, 07/25/2022 (P)	$3,133,000	$3,020,332
Series 2007-2, Class B, 1.208%, 07/25/2025 (P)	1,485,000	1,236,558
Series 2007-3, Class A3, 1.078%, 04/25/2019 (P)	2,588,464	2,565,736
Series 2010-1, Class A, 1.382%, 03/25/2025 (P)	1,521,404	1,493,077
Series 2012-1, Class A3, 1.932%, 09/25/2028 (P)	382,000	381,580
Series 2012-2, Class A, 1.682%, 01/25/2029 (P)	1,594,701	1,582,624
Series 2012-6, Class A3, 1.732%, 05/26/2026 (P)	1,997,000	1,973,423
Series 2012-6, Class B, 1.982%, 04/27/2043 (P)	634,000	580,458
Series 2013-1, Class B, 2.782%, 11/25/2070 (P)	336,000	333,118
Series 2013-6, Class A3, 1.632%, 06/25/2055 (P)	2,565,000	2,553,060
Series 2014-2, Class A3, 1.572%, 03/25/2055 (P)	2,224,000	2,210,983
SMB Private Education Loan Trust
Series 2015-A, Class A2A, 2.490%, 06/15/2027 (S)	3,845,000	3,817,075
Series 2015-A, Class A2B, 1.912%, 06/15/2027 (P) (S)	2,549,000	2,568,739
Series 2015-B, Class A2A, 2.980%, 07/15/2027 (S)	754,000	764,449
Series 2015-B, Class A2B, 2.112%, 07/15/2027 (P) (S)	2,422,000	2,458,271
Series 2015-C, Class A2A, 2.750%, 07/15/2027 (S)	1,148,000	1,157,339
Series 2015-C, Class A2B, 2.312%, 07/15/2027 (P) (S)	957,000	976,824
Series 2016-A, Class A2A, 2.700%, 05/15/2031 (S)	3,092,000	3,089,030
Series 2016-A, Class A2B, 2.412%, 05/15/2031 (P) (S)	2,361,000	2,436,454
Series 2016-B, Class A2A, 2.430%, 02/17/2032 (S)	1,159,000	1,143,545
Series 2016-B, Class A2B, 2.362%, 02/17/2032 (P) (S)	3,521,000	3,624,303
Series 2016-C, Class A2A, 2.340%, 09/15/2034 (S)	3,572,000	3,489,011
Series 2016-C, Class A2B, 2.012%, 09/15/2034 (P) (S)	2,520,000	2,553,331
Series 2017-A, Class A1, 1.230%, 06/17/2024 (P) (S)	2,587,000	2,587,022
Series 2017-A, Class A2A, 2.880%, 09/15/2034 (S)	2,261,000	2,254,294
Series 2017-A, Class A2B, 1.680%, 09/15/2034 (P) (S)	3,014,000	3,020,108
SoFi Professional Loan Program LLC
Series 2016-A, Class A2, 2.760%, 12/26/2036 (S)	1,880,187	1,894,588
Series 2016-D, Class A1, 1.932%, 01/25/2039 (P) (S)	444,737	448,175

Core Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Series 2016-D, Class A2A, 1.530%, 04/25/2033 (S)	$841,739	$839,472
Series 2016-E, Class A1, 1.832%, 07/25/2039 (P) (S)	2,059,875	2,069,484
Series 2016-E, Class A2A, 1.630%, 01/25/2036 (S)	803,597	802,006
Series 2017-A, Class A1, 1.477%, 03/26/2040 (P) (S)	1,000,000	1,000,497
Series 2017-A, Class A2A, 1.550%, 03/26/2040 (S)	2,129,000	2,124,794
Series 2017-A, Class A2B, 2.400%, 03/26/2040 (S)	821,000	807,601
Series 2017-B, Class A2FX, 2.740%, 05/25/2040 (S)	1,385,000	1,384,666
Synchrony Credit Card Master Note Trust
Series 2014-1, Class A, 1.610%, 11/15/2020	905,000	906,279
Series 2016-2, Class A, 2.210%, 05/15/2024	1,029,000	1,024,745
TCF Auto Receivables Owner Trust
Series 2016-1A, Class A2, 1.390%, 11/15/2019 (S)	1,307,490	1,306,239
Series 2016-1A, Class A3, 1.710%, 04/15/2021 (S)	556,000	553,584
Series 2016-1A, Class A4, 2.030%, 02/15/2022 (S)	414,000	410,284
Series 2016-PT1A, Class A, 1.930%, 06/15/2022 (S)	2,321,933	2,318,994
Toyota Auto Receivables Owner Trust, Series 2017-A, Class A4 2.100%, 09/15/2022	1,350,000	1,349,714
Verizon Owner Trust
Series 2016-1A, Class A, 1.420%, 01/20/2021 (S)	1,745,000	1,734,278
Series 2016-2A, Class A, 1.680%, 05/20/2021 (S)	761,000	758,371
Series 2017-1A, Class A, 2.060%, 09/20/2021 (S)	3,393,000	3,403,516
World Financial Network Credit Card Master Trust
Series 2012-B, Class A, 1.760%, 05/17/2021	1,038,000	1,039,314
Series 2014-C, Class A, 1.540%, 08/16/2021	257,000	257,212
Series 2016-A, Class A, 2.030%, 04/15/2025	1,933,000	1,904,130
Series 2016-B, Class A, 1.440%, 06/15/2022	1,671,000	1,666,479
Series 2016-C, Class A, 1.720%, 08/15/2023	1,112,000	1,105,583
World Omni Auto Receivables Trust, Series 2016-B, Class A3 1.300%, 02/15/2022	1,370,000	1,356,092
TOTAL ASSET BACKED SECURITIES (Cost $211,866,528)		$212,129,742

76

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value
SECURITIES LENDING COLLATERAL - 8.3%
John Hancock Collateral Trust, 0.9609% (W)(Y)	10,289,583	$102,961,688
TOTAL SECURITIES LENDING COLLATERAL (Cost $102,963,274)		$102,961,688

SHORT-TERM INVESTMENTS - 2.4%
Money market funds - 2.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.6179% (Y)	29,552,955	29,552,955
TOTAL SHORT-TERM INVESTMENTS (Cost $29,552,955)		$29,552,955
Total Investments (Core Bond Trust) (Cost $1,500,366,064) - 120.0%		$1,493,788,104
Other assets and liabilities, net - (20.0%)		(249,412,406)
TOTAL NET ASSETS - 100.0%		$1,244,375,698
SALE COMMITMENTS OUTSTANDING - (1.3)%
U.S. Government Agency - (1.3)%
Federal National Mortgage Association
3.000%, TBA (C)	$(8,000,000)	$(7,933,751)
4.000%, TBA (C)	(7,300,000)	(7,657,586)
TOTAL SALE COMMITMENTS OUTSTANDING (Cost ($15,931,648))		($15,591,337)

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(L)	A portion of this security is on loan as of 3-31-17. The value of securities on loan amounted to $100,869,298.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $185,180,163 or 14.9% of the fund’s net assets as of 3-31-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 3-31-17.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.

77

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Core Strategy Trust

	Shares or Principal Amount	Value

AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 71.4%
Strategic Equity Allocation, Series NAV (JHAM) (A)(1)	148,416,655	$2,658,142,296
Fixed income - 28.6%
Bond, Series NAV (JHAM) (A)(1)	79,364,959	1,066,665,046
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,557,350,759)		$3,724,807,342

COMMON STOCKS - 0.0%
Consumer discretionary - 0.0%
Household durables - 0.0%
Urbi Desarrollos Urbanos SAB de CV (I)	6	2
Consumer staples - 0.0%
Food products - 0.0%
Chaoda Modern Agriculture Holdings, Ltd. (I)	28,480	741
Financials - 0.0%
Banks - 0.0%
Irish Bank Resolution Corp., Ltd. (I)	3,621	0
Diversified financial services - 0.0%
SRH NV (I)	1,920	0
Health care - 0.0%
Health care equipment and supplies - 0.0%
MedCath Corp. (I)	500	250
Industrials - 0.0%
Airlines - 0.0%
Virgin Australia Holdings, Ltd. (I)	16,061	61
Materials - 0.0%
Metals and mining - 0.0%
China Metal Recycling Holdings, Ltd. (I)	7,800	0
Timminco, Ltd. (I)	300	0
TOTAL COMMON STOCKS (Cost $99,056)		$1,054
Total Investments (Core Strategy Trust) (Cost $3,557,449,815) - 100.0%		$3,724,808,396
Other assets and liabilities, net - 0.0%		88,251
TOTAL NET ASSETS - 100.0%		$3,724,896,647

Security Abbreviations and Legend

(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio’s subadvisor is shown parenthetically.
(I)	Non-income producing security.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

78

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PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 95.8%
Australia - 0.0%
MMG, Ltd.	216,000	$80,610
Brazil - 4.6%
Aliansce Shopping Centers SA	16,950	83,380
Banco Alfa de Investimento SA	35,100	50,117
Banco do Brasil SA	218,483	2,356,791
Banco Santander Brasil SA	40,134	354,470
BM&F Bovespa SA	109,211	672,932
Brasil Brokers Participacoes SA	23,200	12,746
BrasilAgro	6,700	25,639
Cia Siderurgica Nacional SA	78,459	228,315
Cosan SA Industria e Comercio	28,604	355,060
Cyrela Brazil Realty SA Empreendimentos e Participacoes	89,323	377,767
Direcional Engenharia SA	46,600	83,358
Duratex SA	127,731	375,367
Embraer SA	190,580	1,058,643
Estacio Participacoes SA	46,504	235,743
Eternit SA	22,300	9,331
Even Construtora e Incorporadora SA	26,200	38,497
Ez Tec Empreendimentos e Participacoes SA	33,726	207,381
Fibria Celulose SA	55,198	509,029
Fibria Celulose SA, ADR (L)	105,618	965,349
GAEC Educacao SA	7,300	31,246
Gafisa SA	2,074	18,051
Gafisa SA, ADR	1,578	31,450
Gerdau SA	50,229	169,270
Gerdau SA, ADR	419,641	1,447,761
Guararapes Confeccoes SA	4,400	104,287
Helbor Empreendimentos SA	66,582	51,682
International Meal Company Alimentacao SA	51,100	107,730
Iochpe Maxion SA	64,583	343,895
JBS SA	436,161	1,422,476
JHSF Participacoes SA	56,500	44,578
Kepler Weber SA	12,700	97,362
Kroton Educacional SA	252,000	1,068,984
Log-in Logistica Intermodal SA (I)	1,380	1,490
Magnesita Refratarios SA	22,850	184,079
Mills Estruturas e Servicos de Engenharia SA	32,877	39,277
MRV Engenharia e Participacoes SA	194,665	892,924
Paranapanema SA	74,950	32,320
Petroleo Brasileiro SA	739,442	3,578,402
Petroleo Brasileiro SA, ADR	239,046	2,204,004
Petroleo Brasileiro SA, ADR	183,294	1,776,119
Porto Seguro SA	4,710	42,743
Profarma Distribuidora de Produtos Farmaceuticos SA	9,300	30,925
QGEP Participacoes SA	22,760	44,712
Restoque Comercio e Confeccoes de Roupas SA	18,200	25,870
Rumo SA (I)	99,129	270,732
Santos Brasil Participacoes SA	83,700	60,958
Sao Carlos Empreendimentos e Participacoes SA	7,005	70,462

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Sao Martinho SA	7,533	$41,580
SLC Agricola SA	10,818	61,578
Springs Global Participacoes SA (I)	5,800	17,341
Sul America SA	9,466	50,465
Tecnisa SA	35,418	30,546
Tupy SA	13,451	63,375
Usinas Siderurgicas de Minas Gerais SA	44,238	118,416
Vale SA	646,518	6,152,102
Via Varejo SA	90,840	300,904
		29,030,011
Chile - 1.3%
Besalco SA	54,208	33,666
CAP SA	34,732	408,713
Cementos BIO BIO SA	16,447	20,697
Cencosud SA	360,961	1,105,822
Cia Sud Americana de Vapores SA (I)	1,011,062	36,937
Cristalerias de Chile SA	33,039	330,420
Empresa Nacional de Telecomunicaciones SA	8,209	99,498
Empresas CMPC SA	290,203	707,876
Empresas COPEC SA	155,384	1,692,666
Empresas Hites SA	46,731	42,472
Empresas La Polar SA (I)	412,426	29,562
Enel Americas SA, ADR	108,921	1,131,689
Enel Chile SA	151,761	834,686
Grupo Security SA	114,765	42,397
Inversiones Aguas Metropolitanas SA	64,488	101,273
Itau CorpBanca	4,188,241	38,381
Latam Airlines Group SA	64,257	812,780
Latam Airlines Group SA, ADR (I)	3,614	45,789
Masisa SA	1,542,985	86,261
PAZ Corp. SA	68,444	66,824
Ripley Corp. SA	495,354	321,612
Salfacorp SA	146,034	159,275
Sigdo Koppers SA	26,143	35,656
Sociedad Matriz SAAM SA	1,791,903	168,934
Socovesa SA	234,318	95,868
		8,449,754
China - 13.3%
361 Degrees International, Ltd.	64,000	23,152
Agile Group Holdings, Ltd.	565,000	489,728
Agricultural Bank of China, Ltd., H Shares	7,295,000	3,364,293
Air China, Ltd., H Shares	346,000	280,159
Angang Steel Company, Ltd., H Shares (L)	222,000	158,092
Asia Cement China Holdings Corp.	171,000	50,655
Asia Plastic Recycling Holding, Ltd.	79,560	42,219
AVIC International Holdings, Ltd., H Shares	152,000	75,693
Bank of China, Ltd., H Shares	15,902,694	7,908,116
Bank of Chongqing Company, Ltd., H Shares	188,000	162,738
Bank of Communications Company, Ltd., H Shares	1,028,876	800,893
Baoye Group Company, Ltd., H Shares	110,000	79,679
BBMG Corp., H Shares	362,000	150,611

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PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Beijing Capital International Airport Company, Ltd., H Shares	70,000	$83,790
Beijing Capital Land, Ltd., H Shares	174,000	78,649
Beijing North Star Company, H Shares	182,000	67,463
Belle International Holdings, Ltd.	98,000	63,740
Boer Power Holdings, Ltd. (L)	130,000	43,670
BYD Electronic International Company, Ltd. (L)	199,500	277,218
Central China Real Estate, Ltd.	397,732	98,246
Changshouhua Food Company, Ltd.	30,000	15,446
Chigo Holding, Ltd. (I)	1,328,000	21,350
China Aoyuan Property Group, Ltd.	480,000	144,551
China BlueChemical, Ltd., H Shares	420,000	135,259
China CITIC Bank Corp., Ltd., H Shares	1,457,775	967,216
China Coal Energy Company, Ltd., H Shares	354,000	178,658
China Communications Services Corp., Ltd., H Shares	471,200	308,592
China Construction Bank Corp., H Shares	27,462,000	22,126,345
China Dongxiang Group Company, Ltd.	920,000	176,459
China Everbright Bank Company, Ltd., H Shares	875,000	427,949
China Evergrande Group	748,000	693,539
China Galaxy Securities Company, Ltd., H Shares	16,500	15,237
China Great Star International, Ltd. (I)	26,047	32,151
China Harmony New Energy Auto Holding, Ltd.	148,000	62,117
China Hongqiao Group, Ltd. (L)	482,000	435,464
China Huiyuan Juice Group, Ltd. (I)	212,500	66,526
China Longevity Group Company, Ltd. (I)	93,000	16,395
China Merchants Bank Company, Ltd., H Shares	52,144	137,992
China Minsheng Banking Corp., Ltd., H Shares	1,500,500	1,603,983
China National Building Material Company, Ltd., H Shares	942,000	606,738
China National Materials Company, Ltd., H Shares	397,000	130,926
China Oilfield Services, Ltd., H Shares	226,000	217,072
China Petroleum & Chemical Corp., ADR	69,045	5,627,858
China Petroleum & Chemical Corp., H Shares	442,000	359,773
China Railway Construction Corp., H Shares	288,665	409,629
China Reinsurance Group Corp., H Shares	141,000	32,488
China Sanjiang Fine Chemicals Company, Ltd.	53,000	18,366
China SCE Property Holdings, Ltd.	391,200	147,547
China Shanshui Cement Group, Ltd. (I)(L)	1,166,000	75,018
China Shenhua Energy Company, Ltd., H Shares	523,500	1,218,046
China Southern Airlines Company, Ltd., H Shares	174,000	120,512
China Taifeng Beddings Holdings, Ltd. (I)	204,000	28,350

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China ZhengTong Auto Services Holdings, Ltd.	277,500	$166,924
China Zhongwang Holdings, Ltd. (L)	562,400	252,719
Chongqing Machinery & Electric Company, Ltd., H Shares	398,000	50,230
Chongqing Rural Commercial Bank Company, Ltd., H Shares	757,000	511,420
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd. (I)	111,000	16,157
CIFI Holdings Group Company, Ltd.	550,000	213,739
CNOOC, Ltd.	3,035,000	3,627,803
Coland Holdings, Ltd.	14,000	20,968
Comtec Solar Systems Group, Ltd. (I)	248,000	9,572
Coolpad Group, Ltd. (I)(L)	32,200	2,984
COSCO SHIPPING Development Company, Ltd., H Shares (I)	150	34
COSCO SHIPPING Energy Trasportation Company, Ltd., H Shares	324,000	183,225
Country Garden Holdings Company, Ltd. (L)	1,588,000	1,428,038
CPMC Holdings, Ltd.	56,000	33,029
Dalian Port PDA Company, Ltd., H Shares	323,400	60,395
Daphne International Holdings, Ltd. (I)	172,000	16,860
Dongfeng Motor Group Company, Ltd., H Shares	438,000	492,355
Dongyue Group, Ltd.	310,000	54,648
Evergreen International Holdings, Ltd. (I)	122,000	12,726
Fantasia Holdings Group Company, Ltd.	763,500	123,845
Fosun International, Ltd.	478,460	719,830
Fufeng Group, Ltd.	186,200	150,091
Future Land Development Holdings, Ltd.	154,000	44,801
Goldpac Group, Ltd.	37,000	11,965
GOME Electrical Appliances Holding, Ltd. (L)	3,228,000	440,418
Greenland Hong Kong Holdings, Ltd.	245,625	66,057
Greentown China Holdings, Ltd. (I)(L)	153,500	146,302
Guangshen Railway Company, Ltd., ADR	19,486	588,087
Guangzhou R&F Properties Company, Ltd., H Shares	346,000	540,549
Guodian Technology & Environment Group Corp., Ltd., H Shares (I)	219,000	14,953
Harbin Electric Company, Ltd., H Shares	136,000	78,438
Hilong Holding, Ltd.	319,000	69,832
Hiroca Holdings, Ltd.	16,000	52,045
HNA Infrastructure Company, Ltd., H Shares	47,000	41,654
Huaneng Renewables Corp., Ltd., H Shares	1,108,000	383,722
Huishang Bank Corp., Ltd., H Shares	222,000	107,931
Hydoo International Holding, Ltd.	128,000	11,051
Industrial & Commercial Bank of China, Ltd., H Shares	18,879,000	12,353,442
Inner Mongolia Yitai Coal Company, Ltd., H Shares	14,200	13,342
Jiangnan Group, Ltd. (L)	406,000	55,911
Jiangxi Copper Company, Ltd., H Shares	185,000	288,280

80

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
JinkoSolar Holding Company, Ltd., ADR (I)(L)	5,343	$88,534
Kaisa Group Holdings, Ltd. (L)	1,062,000	375,796
KWG Property Holding, Ltd.	382,513	277,193
Leoch International Technology, Ltd.	102,000	22,334
Lianhua Supermarket Holdings Company, Ltd., H Shares (I)	114,000	55,771
Logan Property Holdings Company, Ltd.	310,000	163,653
Longfor Properties Company, Ltd.	300,000	493,895
Lonking Holdings, Ltd.	521,000	157,783
Maoye International Holdings, Ltd.	426,000	41,114
NVC Lighting Holdings, Ltd.	91,000	11,125
Parkson Retail Group, Ltd.	497,000	62,088
PetroChina Company, Ltd., H Shares	4,024,000	2,947,901
Powerlong Real Estate Holdings, Ltd.	384,000	145,817
Qingling Motors Company, Ltd., H Shares	278,000	90,529
Qinhuangdao Port Company, Ltd., H Shares	118,000	32,952
Qunxing Paper Holdings Company, Ltd. (I)	634,371	0
Red Star Macalline Group Corp., Ltd., H Shares (S)	16,000	17,763
Renhe Commercial Holdings Company, Ltd. (I)(L)	4,426,000	111,131
Ronshine China Holdings, Ltd. (I)	13,500	10,232
Sany Heavy Equipment International Holdings Company, Ltd. (I)	307,000	60,502
Semiconductor Manufacturing International Corp., ADR (I)	96,334	604,978
Shandong Chenming Paper Holdings, Ltd., H Shares (L)	98,500	118,446
Shanghai Electric Group Company, Ltd., H Shares (I)(L)	448,000	222,110
Shanghai Jin Jiang International Hotels Group Company, Ltd., H Shares	254,000	67,023
Shanghai Prime Machinery Company, Ltd., H Shares	306,000	63,061
Shengjing Bank Company, Ltd., H Shares (S)	33,000	30,238
Shengli Oil & Gas Pipe Holdings, Ltd. (I)	268,500	12,104
Shenguan Holdings Group, Ltd.	90,000	6,724
Shui On Land, Ltd.	974,961	219,676
Shunfeng International Clean Energy, Ltd. (I)(L)	424,000	27,845
Sino-Ocean Group Holding, Ltd.	770,973	362,233
Sinopec Engineering Group Company, Ltd., H Shares	117,500	120,639
Sinotrans, Ltd., H Shares	610,000	285,054
Sinotruk Hong Kong, Ltd.	253,000	189,969
SOHO China, Ltd.	732,000	391,820
Sunac China Holdings, Ltd. (L)	232,000	301,141
Tenwow International Holdings, Ltd.	69,000	14,834
The People’s Insurance Company Group of China, Ltd., H Shares	802,000	332,638
Tiangong International Company, Ltd.	320,000	35,865
Tianneng Power International, Ltd.	58,000	52,727
Trigiant Group, Ltd. (L)	154,000	23,367

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
V1 Group, Ltd.	217,400	$7,415
Weichai Power Company, Ltd., H Shares	44,000	77,724
Weiqiao Textile Company, H Shares	150,000	107,849
West China Cement, Ltd. (I)	876,000	127,423
Wuzhou International Holdings, Ltd.	272,000	27,295
Xiamen International Port Company, Ltd., H Shares	410,000	86,531
Xingda International Holdings, Ltd.	276,000	120,784
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	48,000	43,674
Xinjiang Xinxin Mining Industry Company, Ltd., H Shares (I)	243,000	32,211
Yanzhou Coal Mining Company, Ltd., H Shares	232,000	180,454
Youyuan International Holdings, Ltd. (I)	122,000	32,797
Yuanda China Holdings, Ltd. (I)	830,000	23,527
YuanShengTai Dairy Farm, Ltd. (I)	482,000	31,659
Yuzhou Properties Company, Ltd.	325,080	135,653
Zhejiang Glass Company, Ltd., H Shares (I)	162,000	0
Zhongsheng Group Holdings, Ltd.	125,000	186,054
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	269,200	144,550
		84,326,933
Colombia - 0.5%
Almacenes Exito SA	69,441	370,033
Ecopetrol SA	1,753,894	823,573
Grupo Argos SA	125,619	884,364
Grupo de Inversiones Suramericana SA	73,465	998,620
Grupo Nutresa SA	3,271	27,738
		3,104,328
Czech Republic - 0.3%
CEZ AS	60,930	1,049,109
Pegas Nonwovens SA	1,386	44,936
UNIPETROL AS	70,589	638,654
		1,732,699
Greece - 0.1%
Bank of Greece	1,882	22,908
Ellaktor SA (I)	80,249	111,045
GEK Terna Holding Real Estate Construction SA (I)	31,814	83,557
Hellenic Petroleum SA	11,269	61,796
Intracom Holdings SA (I)	6,841	2,946
Marfin Investment Group Holdings SA (I)	317,079	53,585
Mytilineos Holdings SA (I)	54,223	410,450
		746,287
Hong Kong - 3.3%
Ajisen China Holdings, Ltd.	123,000	47,357
AMVIG Holdings, Ltd.	190,000	63,553
Anxin-China Holdings, Ltd. (I)	1,648,000	81,642
Asian Citrus Holdings, Ltd. (I)	249,000	19,224
Beijing Enterprises Holdings, Ltd.	95,500	494,295
C C Land Holdings, Ltd. (L)	552,084	146,351
Carrianna Group Holdings Company, Ltd.	182,675	18,819

81

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
CECEP COSTIN New Materials Group, Ltd.	348,000	$26,867
Century Sunshine Group Holdings, Ltd.	165,000	6,797
CGN Meiya Power Holdings Company, Ltd. (I)(S)	236,000	37,698
China Aerospace International Holdings, Ltd.	759,200	100,653
China Agri-Industries Holdings, Ltd. (I)	678,300	341,280
China Everbright, Ltd.	36,000	72,706
China Fiber Optic Network System Group, Ltd. (I)	150,800	13,583
China Glass Holdings, Ltd. (I)	130,000	14,556
China High Precision Automation Group, Ltd. (I)	18,000	2,872
China Jinmao Holdings Group, Ltd.	1,506,000	483,208
China Lumena New Materials Corp.	2,036,000	0
China Merchants Port Holdings Company, Ltd.	30,684	89,875
China New Town Development Company, Ltd. (I)	1,072,665	58,711
China Ocean Resources Company, Ltd. (I)	22,990	20,574
China Oil & Gas Group, Ltd.	1,240,000	94,153
China Overseas Grand Oceans Group, Ltd. (I)	365,000	192,720
China Overseas Land & Investment, Ltd.	770,000	2,200,633
China Properties Group, Ltd. (I)	200,000	49,655
China Resources Cement Holdings, Ltd.	580,000	324,861
China Resources Land, Ltd.	640,000	1,730,976
China Singyes Solar Technologies Holdings, Ltd. (L)	213,400	96,191
China South City Holdings, Ltd.	790,000	162,704
China Travel International Investment Hong Kong, Ltd.	760,000	229,887
China Unicom Hong Kong, Ltd.	702,000	942,873
China Unicom Hong Kong, Ltd., ADR	133,772	1,801,909
CITIC Resources Holdings, Ltd. (I)(L)	146,000	19,167
CITIC, Ltd.	1,005,130	1,434,477
Citychamp Watch & Jewellery Group, Ltd.	172,000	36,756
Clear Media, Ltd.	52,000	60,227
Comba Telecom Systems Holdings, Ltd.	309,639	50,646
Concord New Energy Group, Ltd.	1,210,000	61,563
COSCO SHIPPING International Company, Ltd.	177,625	76,389
COSCO SHIPPING Ports, Ltd.	523,964	578,645
Coslight Technology International Group Company, Ltd. (I)	42,000	30,002
Dah Chong Hong Holdings, Ltd.	302,000	131,756
Digital China Holdings, Ltd. (L)	47,000	41,240
Dynasty Fine Wines Group, Ltd. (I)	330,000	61,147
EVA Precision Industrial Holdings, Ltd.	344,000	55,821
Fullshare Holdings, Ltd.	57,500	25,469
GCL-Poly Energy Holdings, Ltd. (L)	1,677,000	222,378
Gemdale Properties & Investment Corp., Ltd.	180,000	12,055
Glorious Property Holdings, Ltd. (I)	352,000	39,445
Golden Meditech Holdings, Ltd.	585,546	94,961

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Goldlion Holdings, Ltd.	137,000	$58,007
Hengdeli Holdings, Ltd.	844,000	127,094
Hi Sun Technology China, Ltd. (I)	216,000	38,110
HKC Holdings, Ltd. (I)	29,206	17,028
Hopson Development Holdings, Ltd.	224,000	206,269
Hua Han Health Industry Holdings, Ltd. (L)	1,120,000	76,382
Inspur International, Ltd.	134,000	29,168
Joy City Property, Ltd. (L)	672,000	99,523
Ju Teng International Holdings, Ltd.	414,000	169,933
K Wah International Holdings, Ltd.	66,000	43,848
Kingboard Chemical Holdings, Ltd.	203,630	752,321
Kingboard Laminates Holdings, Ltd.	123,500	160,277
Kunlun Energy Company, Ltd.	850,000	787,633
MIE Holdings Corp. (I)	266,000	25,001
Min Xin Holdings, Ltd.	46,000	37,210
Mingyuan Medicare Development Company, Ltd. (I)	1,300,000	38,474
Minmetals Land, Ltd. (L)	600,000	77,247
New World Department Store China, Ltd. (I)	175,000	27,940
Nine Dragons Paper Holdings, Ltd.	382,000	410,971
Poly Property Group Company, Ltd. (I)	352,453	146,924
Pou Sheng International Holdings, Ltd.	105,000	22,029
Real Nutriceutical Group, Ltd.	178,000	11,688
Rotam Global Agrosciences, Ltd. (I)	7,854	9,293
Shanghai Industrial Holdings, Ltd.	171,000	503,121
Shanghai Industrial Urban Development Group, Ltd.	295,000	67,980
Shanghai Zendai Property, Ltd. (I)	1,905,000	30,919
Shenzhen International Holdings, Ltd.	184,904	303,384
Shenzhen Investment, Ltd.	852,893	382,266
Shimao Property Holdings, Ltd.	393,500	625,458
Shougang Concord International Enterprises Company, Ltd. (I)	522,000	17,135
Shougang Fushan Resources Group, Ltd.	376,000	69,216
Silver Grant International Industries, Ltd. (I)	322,000	45,577
Sino Oil and Gas Holdings, Ltd. (I)	2,450,000	59,272
Sinofert Holdings, Ltd. (L)	212,000	30,024
Sinolink Worldwide Holdings, Ltd. (I)	536,000	58,615
Sinopec Kantons Holdings, Ltd.	162,000	88,026
Sinotrans Shipping, Ltd. (I)	356,500	86,305
Skyworth Digital Holdings, Ltd.	715,800	471,915
SRE Group, Ltd. (I)	1,148,857	28,860
TCC International Holdings, Ltd.	572,000	181,256
TCL Multimedia Technology Holdings, Ltd. (I)(L)	103,200	55,570
Tian An China Investment Company, Ltd.	144,000	115,406
Tianjin Port Development Holdings, Ltd.	812,000	137,988
Tianyi Summi Holdings, Ltd.	200,000	27,283
Tomson Group, Ltd.	249,120	124,796
TPV Technology, Ltd.	371,684	100,507
Truly International Holdings, Ltd.	260,000	92,397
United Energy Group, Ltd. (I)	898,000	35,815
Wasion Group Holdings, Ltd.	138,000	72,655

82

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Yanchang Petroleum International, Ltd. (I)	1,710,000	$40,928
Yingde Gases Group Company, Ltd. (L)	206,000	159,142
Yuexiu Property Company, Ltd.	2,539,542	431,459
		20,814,972
Hungary - 0.3%
MOL Hungarian Oil and Gas PLC	16,803	1,150,521
OTP Bank PLC	36,653	1,024,063
		2,174,584
India - 12.9%
Aarti Industries, Ltd.	5,145	60,724
Aban Offshore, Ltd.	15,263	52,891
Adani Enterprises, Ltd. (I)	88,305	147,428
Adani Ports and Special Economic Zone, Ltd. (I)	93,370	490,240
Adani Power, Ltd. (I)	434,332	266,957
Adani Transmissions, Ltd. (I)	164,157	161,593
Aditya Birla Fashion and Retail, Ltd. (I)	63,429	150,446
Aditya Birla Nuvo, Ltd.	21,276	498,502
AIA Engineering, Ltd.	1,925	45,955
Allcargo Logistics, Ltd. (I)	6,452	16,597
Ambuja Cements, Ltd.	114,482	418,288
Anant Raj, Ltd.	54,720	40,287
Andhra Bank	94,706	84,739
Apollo Tyres, Ltd.	124,522	399,670
Arvind SmartSpaces, Ltd. (I)	3,184	4,251
Arvind, Ltd.	86,843	528,799
Atul, Ltd.	666	24,211
Axis Bank, Ltd.	529,538	4,003,198
Bajaj Electricals, Ltd. (I)	9,548	46,027
Bajaj Finserv, Ltd. (I)	10,421	654,816
Bajaj Hindusthan Sugar, Ltd.	201,805	41,490
Bajaj Holdings and Investment, Ltd.	14,560	486,550
Balkrishna Industries, Ltd.	17,258	368,120
Ballarpur Industries, Ltd.	106,170	31,799
Balmer Lawrie & Company, Ltd.	35,700	129,315
Balrampur Chini Mills, Ltd.	70,287	156,470
Bank of Baroda	127,128	339,416
BEML, Ltd.	4,100	86,088
Bharat Heavy Electricals, Ltd.	164,402	412,532
Bharti Airtel, Ltd.	555,095	2,976,478
Biocon, Ltd. (I)	16,518	287,721
Birla Corp., Ltd.	16,965	191,868
Cairn India, Ltd.	123,734	583,989
Ceat, Ltd. (I)	9,407	192,330
CG Power and Industrial Solutions, Ltd. (I)	107,879	129,258
Chambal Fertilizers & Chemicals, Ltd.	68,153	90,865
Chennai Super Kings Cricket, Ltd. (I)	207,315	7,183
Cholamandalam Investment and Finance Company, Ltd.	3,314	49,244
Cipla, Ltd.	66,724	611,441
City Union Bank, Ltd.	24,608	57,442
Container Corp. of India	7,834	153,121
Coromandel International, Ltd.	34,103	163,771
Cox & Kings, Ltd.	47,142	167,859
Cyient, Ltd.	29,043	208,502

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Dalmia Bharat, Ltd. (I)	9,551	$287,287
DB Realty, Ltd. (I)	35,138	22,574
DCB Bank, Ltd. (I)	89,430	235,110
DCM Shriram, Ltd.	20,095	91,602
Deepak Fertilisers & Petrochemicals Corp., Ltd.	18,197	72,308
Delta Corp., Ltd.	6,162	17,188
Dewan Housing Finance Corp., Ltd.	78,615	444,363
Dishman Pharmaceuticals & Chemicals, Ltd.	17,540	77,516
DLF, Ltd. (I)	146,598	335,930
Edelweiss Financial Services, Ltd.	215,145	520,746
EID Parry India, Ltd.	35,419	154,950
EIH, Ltd.	49,817	92,722
Electrosteel Castings, Ltd.	89,970	47,938
Engineers India, Ltd.	54,746	121,543
Eros International Media, Ltd. (I)	10,300	43,529
Escorts, Ltd.	33,030	273,732
Essel Propack, Ltd.	16,896	61,675
Eveready Industries India, Ltd.	17,130	68,878
Exide Industries, Ltd.	33,736	117,055
Federal Bank, Ltd.	529,814	742,208
Finolex Cables, Ltd.	16,877	135,152
Finolex Industries, Ltd.	4,576	40,880
Firstsource Solutions, Ltd. (I)	95,963	61,629
Fortis Healthcare, Ltd. (I)	22,284	61,946
Future Enterprises, Ltd.	32,398	15,142
Future Retail, Ltd. (I)	32,398	132,768
Gabriel India, Ltd.	11,712	21,825
GAIL India, Ltd.	136,246	789,912
Gateway Distriparks, Ltd.	13,444	52,302
Geometric, Ltd.	8,348	33,811
GHCL, Ltd	10,350	42,327
GIC Housing Finance, Ltd.	2,997	16,893
Godfrey Phillips India, Ltd.	4,543	79,781
Graphite India, Ltd. (I)	39,636	68,561
Grasim Industries, Ltd.	90,691	1,466,652
Gujarat Alkalies & Chemicals, Ltd.	19,052	119,591
Gujarat Fluorochemicals, Ltd. (I)	11,921	138,650
Gujarat Mineral Development Corp., Ltd.	56,366	106,009
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	37,282	165,048
Gujarat State Fertilizers & Chemicals, Ltd.	88,078	178,252
Gujarat State Petronet, Ltd.	88,052	220,991
Hathway Cable & Datacom, Ltd. (I)	68,307	39,644
HEG, Ltd.	5,818	19,979
Hikal, Ltd.	14,144	46,147
Himachal Futuristic Communications, Ltd. (I)	252,940	49,470
Himatsingka Seide, Ltd.	15,084	80,390
Hindalco Industries, Ltd.	577,779	1,731,702
Hinduja Global Solutions, Ltd.	1,217	10,907
Hindustan Media Ventures, Ltd.	5,908	25,884
Housing Development & Infrastructure, Ltd. (I)	118,648	149,711
HSIL, Ltd.	5,997	32,331

83

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
HT Media, Ltd.	20,444	$26,490
ICICI Bank, Ltd.	913,441	3,894,778
IDBI Bank, Ltd.	49,275	57,067
Idea Cellular, Ltd.	628,387	833,374
IDFC, Ltd. (I)	119,156	99,091
IFCI, Ltd. (I)	258,047	118,231
IIFL Holdings, Ltd.	96,035	592,263
IL&FS Transportation Networks, Ltd.	25,739	43,408
Indiabulls Housing Finance, Ltd.	32,202	495,097
Indian Bank	54,663	234,789
Indian Hotels Company, Ltd.	91,498	179,514
Indian Overseas Bank	104,935	42,909
Ingersoll-Rand India, Ltd.	4,901	58,381
Inox Leisure, Ltd. (I)	4,154	18,330
Jagran Prakashan, Ltd.	2,756	8,147
Jain Irrigation Systems, Ltd.	143,549	207,009
Jammu & Kashmir Bank, Ltd.	110,602	128,843
Jaypee Infratech, Ltd.	123,242	20,318
JB Chemicals & Pharmaceuticals, Ltd.	15,769	84,022
JBF Industries, Ltd.	13,829	59,271
Jindal Poly Films, Ltd.	2,927	17,808
Jindal Saw, Ltd.	66,513	85,294
JITF Infralogistics, Ltd. (I)	7,295	8,417
JK Cement, Ltd.	5,386	77,623
JK Lakshmi Cement, Ltd.	1,731	12,264
JK Tyre & Industries, Ltd.	25,061	51,178
JM Financial, Ltd.	124,021	168,552
JSW Energy, Ltd.	184,068	177,479
JSW Steel, Ltd.	515,750	1,492,587
Jubilant Life Sciences, Ltd.	35,775	440,370
Kalpataru Power Transmission, Ltd.	20,383	101,373
Kaveri Seed Company, Ltd.	13,823	119,400
KEC International, Ltd. (I)	41,793	134,186
KPIT Technologies, Ltd.	83,308	166,694
KPR Mill, Ltd.	7,881	79,995
KRBL, Ltd.	13,824	87,685
KSK Energy Ventures, Ltd. (I)	31,995	4,209
L&T Finance Holdings, Ltd.	128,630	245,431
Lakshmi Vilas Bank, Ltd.	26,950	69,057
Larsen & Toubro, Ltd.	114,025	2,759,230
LIC Housing Finance, Ltd.	39,466	375,032
Maharashtra Seamless, Ltd.	8,849	48,030
Mahindra & Mahindra Financial Services, Ltd.	35,100	170,351
Mahindra & Mahindra, Ltd.	113,668	2,261,086
Mahindra Cie Automotive, Ltd. (I)	18,890	61,381
Mahindra Lifespace Developers, Ltd.	10,600	63,039
Manappuram Finance, Ltd.	115,970	175,731
Max India, Ltd. (I)	4,595	10,545
Max Ventures & Industries, Ltd. (I)	919	1,271
McLeod Russel India, Ltd.	20,316	51,915
Merck, Ltd.	2,586	41,433
MOIL, Ltd.	3,305	15,956
Mphasis, Ltd.	43,585	389,270
MRF, Ltd.	748	704,561
Muthoot Finance, Ltd.	42,336	240,618

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Nagarjuna Fertilizers & Chemicals, Ltd. (I)	72,119	$21,548
National Aluminium Company, Ltd.	306,277	360,822
Nava Bharat Ventures, Ltd.	3,228	6,236
NCC, Ltd.	187,192	236,092
Nectar Lifesciences, Ltd.	11,502	6,235
NIIT Technologies, Ltd.	15,320	102,823
Oberoi Realty, Ltd.	50,603	287,080
Omaxe, Ltd.	18,944	49,600
OnMobile Global, Ltd.	19,221	26,755
Orient Cement, Ltd.	32,817	66,561
Oriental Bank of Commerce	21,608	46,854
Parsvnath Developers, Ltd. (I)	28,656	5,426
PC Jeweller, Ltd.	18,017	115,712
Persistent Systems, Ltd.	14,831	136,325
Petronet LNG, Ltd.	81,174	504,496
Piramal Enterprises, Ltd. (I)	39,021	1,144,193
Polaris Consulting & Services, Ltd.	8,612	24,093
Power Finance Corp., Ltd.	385,766	867,371
Praj Industries, Ltd. (I)	42,222	52,032
Prestige Estates Projects, Ltd. (I)	65,456	219,873
Prime Focus, Ltd. (I)	11,877	15,247
PTC India Financial Services, Ltd.	29,410	18,751
PTC India, Ltd.	111,999	159,790
Punjab National Bank	119,919	276,982
Puravankara Projects, Ltd.	10,348	10,716
Radico Khaitan, Ltd.	12,864	27,343
Rain Industries, Ltd.	46,818	79,052
Rajesh Exports, Ltd.	3,102	28,817
Raymond, Ltd.	13,612	132,905
Redington India, Ltd.	137,134	232,402
Reliance Communications, Ltd. (I)	501,471	295,001
Reliance Industries, Ltd., GDR (S)	273,753	10,994,431
Reliance Power, Ltd. (I)	359,775	265,939
Ruchi Soya Industries, Ltd. (I)	21,355	8,894
Rural Electrification Corp., Ltd.	307,918	858,643
Sadbhav Engineering, Ltd.	10,539	49,392
Shipping Corp. of India, Ltd. (I)	50,541	59,823
Shriram City Union Finance, Ltd.	5,526	200,850
Shriram Transport Finance Company, Ltd.	79,078	1,312,844
Simplex Infrastructures, Ltd.	3,305	15,497
Sintex Industries, Ltd.	113,866	185,527
Sobha, Ltd.	26,558	140,041
Sonata Software, Ltd.	18,106	47,696
SREI Infrastructure Finance, Ltd.	89,990	115,391
SRF, Ltd.	3,700	92,891
State Bank of Bikaner & Jaipur	4,463	56,444
State Bank of India	354,082	1,599,882
Sterlite Technologies, Ltd.	72,209	140,114
Sunteck Realty, Ltd.	8,744	51,195
Syndicate Bank	32,580	35,660
TAKE Solutions, Ltd.	21,956	42,917
Tamil Nadu Newsprint & Papers, Ltd.	8,715	42,150
Tata Chemicals, Ltd.	50,936	468,364
Tata Global Beverages, Ltd.	135,372	313,725
Tata Motors, Ltd.	504,555	3,630,416
Tata Steel, Ltd.	148,223	1,099,726

84

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
TCI Express, Ltd.	1,481	$9,077
Tech Mahindra, Ltd.	144,042	1,015,043
The Great Eastern Shipping Company, Ltd.	34,981	225,350
The India Cements, Ltd.	111,403	279,845
The Karnataka Bank, Ltd.	91,119	197,023
The Karur Vysya Bank, Ltd.	154,840	266,487
The South Indian Bank, Ltd.	512,807	169,053
Time Technoplast, Ltd.	4,194	7,987
Transport Corp. of India, Ltd.	2,962	10,653
Trident, Ltd.	22,059	29,324
Tube Investments of India, Ltd.	18,475	180,626
TV18 Broadcast, Ltd. (I)	248,227	160,352
UCO Bank	85,194	47,435
Uflex, Ltd.	10,885	46,692
Unichem Laboratories, Ltd. (I)	16,907	74,913
Union Bank of India, Ltd.	73,563	176,888
UPL, Ltd.	69,996	785,370
VA Tech Wabag, Ltd.	11,629	122,340
Vardhman Textiles, Ltd.	7,410	148,926
Vedanta, Ltd., ADR	183,759	3,155,142
Vijaya Bank	83,311	87,896
Welspun Corp, Ltd.	55,523	70,555
Wipro, Ltd.	330,399	2,616,228
Wockhardt, Ltd.	6,467	71,512
Zensar Technologies, Ltd.	5,057	72,061
		81,504,358
Indonesia - 2.9%
Adaro Energy Tbk PT	7,847,500	1,030,787
Adhi Karya Persero Tbk PT	706,500	125,632
Agung Podomoro Land Tbk PT	3,248,000	53,153
Alam Sutera Realty Tbk PT	5,896,200	160,296
Aneka Tambang Persero Tbk PT (I)	814,006	44,600
Asahimas Flat Glass Tbk PT	62,500	31,888
Astra Agro Lestari Tbk PT	204,355	228,544
Bakrie & Brothers Tbk PT (I)	115,892,589	434,853
Bakrie Telecom Tbk PT (I)	24,850,000	93,242
Bank Bukopin Tbk PT	1,802,600	84,578
Bank Danamon Indonesia Tbk PT	1,336,194	471,580
Bank Mandiri Persero Tbk PT	3,198,320	2,808,880
Bank Negara Indonesia Persero Tbk PT	3,575,981	1,738,557
Bank Pan Indonesia Tbk PT (I)	2,298,597	156,177
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	983,300	149,082
Bank Pembangunan Daerah Jawa Timur Tbk PT	1,424,000	73,774
Bank Tabungan Negara Persero Tbk PT	2,842,461	484,243
Barito Pacific Tbk PT (I)	1,599,800	348,150
Bekasi Fajar Industrial Estate Tbk PT	2,132,800	49,935
Benakat Integra Tbk PT	8,689,500	72,383
Berau Coal Energy Tbk PT (I)	2,215,500	13,633
Berlian Laju Tanker Tbk PT (I)	16,708,166	0
BISI International Tbk PT	714,900	100,903
Blue Bird Tbk PT	90,600	26,244
Bumi Serpong Damai Tbk PT	2,084,900	294,885
Ciputra Development Tbk PT	5,831,544	538,259
Clipan Finance Indonesia Tbk PT	1,045,000	22,741

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Elnusa Tbk PT	1,954,900	$56,921
Energi Mega Persada Tbk PT (I)	18,050,981	67,731
Erajaya Swasembada Tbk PT	773,000	35,094
Eureka Prima Jakarta Tbk PT (I)	336,800	2,553
Gajah Tunggal Tbk PT	984,500	83,483
Garuda Indonesia Persero Tbk PT (I)	2,909,563	74,673
Global Mediacom Tbk PT	3,942,400	153,885
Harum Energy Tbk PT	221,700	40,594
Holcim Indonesia Tbk PT	1,143,068	77,608
Indah Kiat Pulp & Paper Corp. Tbk PT	1,886,100	185,406
Indo Tambangraya Megah Tbk PT	199,400	302,291
Indofood Sukses Makmur Tbk PT	1,000,600	600,854
Intiland Development Tbk PT	3,859,400	120,503
Japfa Comfeed Indonesia Tbk PT	1,485,070	172,201
Kawasan Industri Jababeka Tbk PT	9,712,216	240,579
Lippo Cikarang Tbk PT (I)	290,100	92,576
Lippo Karawaci Tbk PT	9,472,093	515,095
Medco Energi Internasional Tbk PT	956,400	251,202
Media Nusantara Citra Tbk PT	841,400	116,764
Mitra Adiperkasa Tbk PT	299,100	134,118
MNC Investama Tbk PT	15,144,900	144,295
Modernland Realty Tbk PT	4,331,800	95,570
Multipolar Tbk PT	4,046,300	94,120
Nusantara Infrastructure Tbk PT (I)	3,748,800	36,851
Pabrik Kertas Tjiwi Kimia Tbk PT	145,000	10,932
Pan Brothers Tbk PT	1,853,200	74,403
Panin Financial Tbk PT (I)	5,878,700	93,538
Paninvest Tbk PT	862,300	47,572
Pembangunan Perumahan Persero Tbk PT	416,800	103,448
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,855,000	203,947
Ramayana Lestari Sentosa Tbk PT	835,100	69,861
Salim Ivomas Pratama Tbk PT	1,797,900	84,362
Sampoerna Agro Tbk PT	331,700	50,777
Semen Baturaja Persero Tbk PT	400,700	104,654
Semen Indonesia Persero Tbk PT	1,077,200	727,373
Sigmagold Inti Perkasa Tbk PT (I)	776,100	3,899
Sri Rejeki Isman Tbk PT	5,232,100	137,400
Surya Semesta Internusa Tbk PT	2,002,800	98,439
Suryainti Permata Tbk PT (I)	1,446,000	0
Tambang Batubara Bukit Asam Persero Tbk PT	151,600	150,155
Tiga Pilar Sejahtera Food Tbk PT	1,253,300	206,089
Timah Persero Tbk PT	1,683,460	125,701
Tiphone Mobile Indonesia Tbk PT	773,100	55,987
Trias Sentosa Tbk PT	1,792,200	41,980
Truba Alam Manunggal Engineering Tbk PT (I)	11,991,500	7,199
Tunas Baru Lampung Tbk PT	1,620,000	151,979
Tunas Ridean Tbk PT	1,466,700	132,083
United Tractors Tbk PT	747,600	1,488,117
Vale Indonesia Tbk PT (I)	1,273,200	228,486
Visi Media Asia Tbk PT (I)	1,337,400	34,123
XL Axiata Tbk PT (I)	1,859,900	427,082
		18,191,552

85

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia - 2.8%
Affin Holdings BHD	360,290	$234,464
AirAsia BHD	204,500	145,083
Alliance Financial Group BHD	461,800	425,654
AMMB Holdings BHD	905,662	951,775
Batu Kawan BHD	300	1,314
Benalec Holdings BHD	110,400	13,588
Berjaya Corp. BHD	1,764,493	151,386
BIMB Holdings BHD	69,200	69,584
Boustead Holdings BHD	457,788	286,489
Boustead Plantations BHD	120,100	44,524
Bumi Armada BHD	1,186,700	201,147
Cahya Mata Sarawak BHD	122,300	116,375
CIMB Group Holdings BHD	957,538	1,205,130
Coastal Contracts BHD	86,000	25,663
Dayang Enterprise Holdings BHD	120,000	26,998
DRB-Hicom BHD	136,600	43,229
Eastern & Oriental BHD	81,798	35,672
Eco World Development Group BHD	221,600	78,642
Ekovest BHD	140,500	45,346
Evergreen Fibreboard BHD (I)	209,800	40,319
Felda Global Ventures Holdings BHD	661,400	312,328
Genting BHD	484,400	1,049,953
Genting Malaysia BHD	151,500	186,544
Glomac BHD	96,400	15,683
Goldis BHD	114,135	71,784
Hap Seng Consolidated BHD	182,120	369,795
Hap Seng Plantations Holdings BHD	136,300	79,829
Hengyuan Refining Company BHD (I)	29,600	23,811
Hong Leong Financial Group BHD	138,499	496,821
Hong Leong Industries BHD	25,000	52,921
Hua Yang BHD	97,421	24,216
IJM Corp. BHD	1,684,060	1,293,828
Inch Kenneth Kajang Rubber PLC	106,800	16,528
Insas BHD	256,669	51,648
IOI Properties Group BHD	657,375	307,428
Iris Corp. BHD	380,100	12,883
Iskandar Waterfront City BHD (I)	59,700	39,543
JAKS Resources BHD (I)	195,300	65,315
Jaya Tiasa Holdings BHD	210,626	58,548
JCY International BHD	265,600	35,724
Keck Seng Malaysia BHD	107,500	124,855
Kenanga Investment Bank BHD (I)	343,945	44,637
Kian JOO CAN Factory BHD	153,700	103,883
Kim Loong Resources BHD	31,000	26,195
KNM Group BHD (I)	991,800	67,241
KSL Holdings BHD	286,000	82,037
Kumpulan Fima BHD	2,300	988
Kwantas Corp. BHD	56,000	18,628
Land & General BHD	163,200	11,985
LBS Bina Group BHD	167,000	76,645
Magnum BHD	176,500	84,944
Mah Sing Group BHD	405,000	132,665
Malayan Banking BHD	177,012	356,662
Malayan Flour Mills BHD	132,300	44,550
Malaysia Airports Holdings BHD	180,858	284,046
Malaysia Building Society BHD	730,100	214,492

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Malaysia Marine and Heavy Engineering Holdings BHD (I)	42,700	$9,263
Malaysian Bulk Carriers BHD (I)	120,600	23,186
Malaysian Pacific Industries BHD	32,475	84,422
Malaysian Resources Corp. BHD (I)	441,900	169,905
Media Prima BHD	396,400	103,034
Mega First Corp. BHD	93,200	61,497
MISC BHD	533,600	882,085
MKH BHD	75,100	51,917
MMC Corp. BHD	346,900	195,099
MNRB Holdings BHD	15,000	8,231
Mudajaya Group BHD	92,200	20,531
Muhibbah Engineering Malaysia BHD	31,900	19,536
Mulpha International BHD (I)	737,100	42,463
Naim Holdings BHD (I)	67,100	23,046
Oriental Holdings BHD	243,120	362,543
OSK Holdings BHD	243,898	87,090
Panasonic Manufacturing Malaysia BHD	11,300	89,163
Pantech Group Holdings BHD	64,266	8,129
Parkson Holdings BHD	134,267	19,571
Petron Malaysia Refining & Marketing BHD	21,000	30,346
POS Malaysia BHD	12,400	12,834
PPB Group BHD	89,200	337,407
Protasco BHD	137,375	34,184
RHB Bank BHD	342,389	399,969
Rimbunan Sawit BHD	321,800	36,360
Salcon BHD	189,800	29,386
SapuraKencana Petroleum BHD (I)	1,688,800	694,599
Sarawak Oil Palms BHD	63,385	52,111
Scomi Group BHD (I)	752,300	31,442
Selangor Properties BHD	24,000	24,957
Shangri-La Hotels Malaysia BHD	61,800	70,440
SHL Consolidated BHD	35,200	22,600
SP Setia BHD	268,575	215,629
Sumatec Resources BHD (I)	915,000	15,525
Sunway BHD	342,896	251,576
Supermax Corp. BHD	186,500	83,918
Ta Ann Holdings BHD	75,048	63,262
TA Enterprise BHD	643,600	88,025
Tan Chong Motor Holdings BHD	42,500	17,477
TDM BHD	365,900	55,411
Time dotCom BHD	160,600	315,817
Tiong NAM Logistics Holdings	48,800	18,744
Tropicana Corp. BHD	311,700	70,450
UEM Edgenta BHD	66,800	49,142
UEM Sunrise BHD	645,500	185,172
UMW Holdings BHD (I)	110,600	149,936
UMW Oil and Gas Corp. BHD (I)	261,600	36,352
Unisem M BHD	208,180	147,757
United Malacca BHD	97,800	142,750
UOA Development BHD	345,400	210,411
VS Industry BHD	255,650	99,937
WCT Holdings BHD	268,487	117,089
Wing Tai Malaysia BHD	74,650	17,911
WTK Holdings BHD	179,600	40,601

86

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
YNH Property BHD	232,701	$79,492
YTL Corp. BHD	2,495,840	840,197
		17,731,892
Mexico - 4.5%
Alfa SAB de CV, Class A	1,451,398	2,120,244
Alpek SAB de CV (L)	217,999	242,192
Axtel SAB de CV (I)	153,552	30,756
Bio Pappel SAB de CV (I)	16,029	20,890
Cemex SAB de CV, ADR (I)	620,036	5,623,727
Coca-Cola Femsa SAB de CV, Series L	29,775	213,362
Consorcio ARA SAB de CV	214,885	67,947
Corp. Actinver SAB de CV	30,824	21,074
Credito Real SAB de CV	58,412	81,960
Genomma Lab Internacional SAB de CV, Class B (I)	42,178	50,013
Grupo Aeromexico SAB de CV (I)(L)	56,306	115,456
Grupo Aeroportuario del Pacifico SAB de CV, ADR	6,902	670,184
Grupo Carso SAB de CV, Series A1	239,632	1,098,053
Grupo Cementos de Chihuahua SAB de CV	35,500	159,276
Grupo Comercial Chedraui SA de CV	165,367	356,397
Grupo Elektra SAB de CV (L)	18,738	442,942
Grupo Famsa SAB de CV, Class A (I)(L)	134,561	51,604
Grupo Financiero Banorte SAB de CV, Series O	536,136	3,085,275
Grupo Financiero Inbursa SAB de CV, Series O	606,201	1,003,738
Grupo Financiero Interacciones SA de CV, Series O	48,214	224,045
Grupo Financiero Santander Mexico SAB de CV, Class B	665,005	1,199,849
Grupo Herdez SAB de CV	78,003	161,653
Grupo Industrial Maseca SAB de CV, Series B	53,900	67,367
Grupo Industrial Saltillo SAB de CV	99,900	202,657
Grupo KUO SAB de CV, Series B	140,698	294,589
Grupo Mexico SAB de CV, Series B	1,551,117	4,653,620
Grupo Pochteca SAB de CV (I)	11,500	4,982
Grupo Sanborns SAB de CV	169,891	199,634
Grupo Simec SAB de CV, Series B (I)	37,957	164,217
Grupo Sports World SAB de CV (I)	9,300	8,221
Industrias Bachoco SAB de CV, ADR	2,653	143,474
Industrias Bachoco SAB de CV, Series B	64,616	292,014
Industrias CH SAB de CV, Series B (I)(L)	100,553	595,619
Industrias Penoles SAB de CV	18,249	469,826
La Comer SAB de CV (I)(L)	129,609	106,587
Maxcom Telecomunicaciones SAB de CV (I)(L)	3,007	944
Mexichem SAB de CV	456,467	1,243,187
Minera Frisco SAB de CV, Series A1 (I)	65,251	43,391
Nemak SAB de CV (S)	28,534	31,685
OHL Mexico SAB de CV	442,491	625,369
Organizacion Cultiba SAB de CV	89,403	88,580
Organizacion Soriana SAB de CV, Series B	875,660	2,055,589

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Qualitas Controladora SAB de CV	85,109	$139,240
TV Azteca SAB de CV	596,484	111,827
Vitro SAB de CV, Series A	24,384	94,763
		28,678,019
Philippines - 1.4%
Alliance Global Group, Inc.	1,078,600	272,522
Ayala Corp.	13,110	220,754
Bank of the Philippine Islands	16,840	33,958
BDO Unibank, Inc.	539,567	1,264,634
Bloomberry Resorts Corp.	440,900	69,840
Cebu Air, Inc.	73,750	138,003
Century Properties Group, Inc.	1,726,673	16,857
Cosco Capital, Inc.	1,004,800	169,773
East West Banking Corp.	115,000	47,211
Emperador, Inc.	150,500	18,115
Empire East Land Holdings, Inc. (I)	997,000	13,713
Energy Development Corp.	347,700	41,697
Filinvest Development Corp.	211,875	33,355
Filinvest Land, Inc.	4,587,500	149,776
First Philippine Holdings Corp.	147,100	210,467
GT Capital Holdings, Inc.	4,545	103,682
Integrated Micro-Electronics, Inc.	158,000	22,981
JG Summit Holdings, Inc.	870,270	1,411,072
Lopez Holdings Corp.	1,472,300	226,180
LT Group, Inc.	724,200	231,216
Megawide Construction Corp. (I)	191,900	66,916
Megaworld Corp.	4,260,800	286,919
Metropolitan Bank & Trust Company	158,398	252,420
Pepsi-Cola Products Philippines, Inc.	243,000	18,011
Petron Corp.	1,343,400	238,269
Philippine National Bank	178,870	197,096
Philtown Properties, Inc. (I)	3,844	118
Phinma Energy Corp.	931,000	41,006
Phoenix Petroleum Philippines, Inc.	146,300	24,484
Premium Leisure Corp.	1,000,000	31,282
RFM Corp.	266,000	25,448
Rizal Commercial Banking Corp.	252,500	193,270
Robinsons Land Corp.	897,500	411,118
Robinsons Retail Holdings, Inc.	48,640	74,614
San Miguel Corp.	230,910	478,571
San Miguel Pure Foods Company, Inc.	7,670	44,027
Security Bank Corp.	69,520	279,836
SSI Group, Inc. (I)	476,000	20,303
Top Frontier Investment Holdings, Inc. (I)	68,134	372,065
Travellers International Hotel Group, Inc.	831,800	53,046
Union Bank of the Philippines	219,040	347,694
Vista Land & Lifescapes, Inc.	3,694,600	373,972
		8,526,291
Poland - 1.5%
Agora SA	24,700	91,279
Asseco Poland SA	44,976	615,649
Bank Millennium SA (I)	249,068	404,885
Bioton SA (I)	31,806	56,116
ComArch SA (I)	1,031	60,462
Enea SA (I)(L)	115,475	329,121

87

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Poland (continued)
Firma Oponiarska Debica SA	1,250	$30,831
Getin Holding SA	169,278	61,416
Grupa Azoty SA	14,426	251,142
Grupa Kety SA	2,405	240,044
Grupa Lotos SA (I)	52,666	726,182
KGHM Polska Miedz SA	44,375	1,294,711
LC Corp. SA	147,244	71,301
mBank SA (I)	869	81,816
MCI Capital SA (I)	10,532	24,934
Netia SA	202,861	233,160
Orbis SA	19,100	394,851
PGE Polska Grupa Energetyczna SA	411,973	1,183,298
PKP Cargo SA (I)	8,909	145,930
Polnord SA (I)	14,051	29,382
Polski Koncern Naftowy ORLEN SA	81,673	2,059,957
Powszechna Kasa Oszczednosci Bank Polski SA (I)	119,472	965,644
Tauron Polska Energia SA (I)	38,401	32,812
Trakcja SA	22,296	89,227
Vistula Group SA (I)	37,313	31,239
		9,505,389
Russia - 2.1%
Gazprom PJSC, ADR	1,389,672	6,221,265
Lukoil PJSC, ADR	116,601	6,181,032
Magnitogorsk Iron & Steel OJSC, GDR	36,599	310,962
RusHydro PJSC, ADR	264,227	428,422
		13,141,681
South Africa - 6.7%
Adcorp Holdings, Ltd.	64,690	78,506
AECI, Ltd.	62,019	532,986
African Phoenix Investments, Ltd. (I)	690,372	29,846
African Rainbow Minerals, Ltd.	37,048	261,905
Alexander Forbes Group Holdings, Ltd.	188,275	90,143
Allied Electronics Corp., Ltd., A Shares (I)	12,026	9,869
Alviva Holdings, Ltd.	94,723	146,308
AngloGold Ashanti, Ltd., ADR	46,854	504,618
ArcelorMittal South Africa, Ltd. (I)	119,476	88,900
Astral Foods, Ltd.	3,406	39,769
Aveng, Ltd. (I)	255,084	133,667
Barclays Africa Group, Ltd.	231,955	2,412,207
Barloworld, Ltd.	137,364	1,220,364
Blue Label Telecoms, Ltd.	97,227	128,942
Caxton & CTP Publishers & Printers, Ltd.	126,395	112,667
Clover Industries, Ltd.	74,809	100,377
Consolidated Infrastructure Group, Ltd. (I)	36,148	55,559
DataTec, Ltd.	127,604	492,589
DRDGOLD, Ltd.	89,198	42,791
eXtract Group, Ltd. (I)	216,889	3,398
Exxaro Resources, Ltd.	61,753	542,393
Gold Fields, Ltd., ADR	491,193	1,733,911
Grindrod, Ltd. (I)	114,082	121,510
Group Five, Ltd.	75,010	117,025
Harmony Gold Mining Company, Ltd., ADR	207,915	509,392
Hudaco Industries, Ltd.	16,112	173,447

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Hulamin, Ltd.	112,965	$54,730
Impala Platinum Holdings, Ltd. (I)	198,120	668,324
Imperial Holdings, Ltd.	90,402	1,107,776
Investec, Ltd.	99,608	678,494
KAP Industrial Holdings, Ltd.	544,560	362,511
Kumba Iron Ore, Ltd. (I)	26,874	405,557
Lewis Group, Ltd. (L)	50,904	156,751
Liberty Holdings, Ltd.	70,010	563,100
Merafe Resources, Ltd.	1,207,366	150,242
Metair Investments, Ltd.	57,413	108,344
MMI Holdings, Ltd.	414,493	705,140
Mpact, Ltd.	118,871	273,674
MTN Group, Ltd. (L)	637,178	5,791,105
Murray & Roberts Holdings, Ltd.	221,422	254,397
Nampak, Ltd. (I)	261,730	331,971
Nedbank Group, Ltd.	78,791	1,415,729
Omnia Holdings, Ltd.	42,258	510,456
Peregrine Holdings, Ltd.	50,994	104,815
Raubex Group, Ltd.	77,675	148,221
RCL Foods, Ltd.	30,337	33,928
Reunert, Ltd.	44,231	237,359
Royal Bafokeng Platinum, Ltd. (I)	18,623	47,227
Sappi, Ltd. (L)	72,752	492,834
Sappi, Ltd., ADR	38,032	261,656
Sasol, Ltd.	175,435	5,142,646
Sasol, Ltd., ADR	39,180	1,151,892
Sibanye Gold, Ltd., ADR (L)	33,082	291,452
Standard Bank Group, Ltd.	559,677	6,001,710
Stefanutti Stocks Holdings, Ltd. (I)	60,065	19,188
Steinhoff International Holdings NV	660,819	3,161,114
Super Group, Ltd. (I)	214,342	568,162
Telkom SA SOC, Ltd.	182,369	1,020,486
Tiger Wheels, Ltd. (I)	32,678	0
Tongaat Hulett, Ltd.	38,309	350,587
Trencor, Ltd.	65,032	192,177
Wilson Bayly Holmes-Ovcon, Ltd.	10,991	132,339
		42,579,183
South Korea - 17.0%
AJ Rent A Car Company, Ltd. (I)	5,743	52,647
Asia Cement Company, Ltd.	571	40,417
ASIA Holdings Company, Ltd.	670	58,302
Asia Paper Manufacturing Company, Ltd.	1,600	26,963
Asiana Airlines, Inc. (I)	29,698	119,919
AUK Corp. (I)	490	1,032
Avaco Company, Ltd.	3,738	24,955
BNK Financial Group, Inc.	153,780	1,261,666
Busan City Gas Company, Ltd.	236	7,217
BYC Company, Ltd.	107	36,095
CammSys Corp. (I)	15,682	38,132
Chinyang Holdings Corp.	12,900	36,793
Chongkundang Holdings Corp.	654	39,778
Chosun Refractories Company, Ltd.	1,052	81,108
CJ Hellovision Company, Ltd.	17,319	157,234
CJ O Shopping Company, Ltd.	308	57,693
CKD Bio Corp.	1,854	37,137
Dae Dong Industrial Company, Ltd.	5,828	35,246

88

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Dae Han Flour Mills Company, Ltd.	510	$80,244
Dae Young Packaging Company, Ltd. (I)	24,545	21,510
Daeduck Electronics Company	19,359	165,889
Daeduck GDS Company, Ltd.	10,322	128,773
Daegu Department Store	1,862	21,801
Daehan Steel Company, Ltd.	9,250	93,079
Daekyo Company, Ltd.	6,211	44,693
Daelim Industrial Company, Ltd.	8,761	633,935
Daesang Corp.	6,439	138,790
Daesang Holdings Company, Ltd.	8,988	81,589
Daewon San Up Company, Ltd.	5,336	35,684
Daewoo Engineering & Construction Company, Ltd. (I)	27,986	181,409
Daewoo Shipbuilding & Marine Engineering Company, Ltd. (I)	20,438	81,876
Dahaam E-Tec Company, Ltd. (I)	2,630	42,332
Daishin Securities Company, Ltd.	23,056	245,404
Daou Technology, Inc.	1,369	24,859
DGB Financial Group, Inc.	71,379	691,980
Display Tech Company, Ltd.	1,170	4,121
DK UIL Company, Ltd.	960	9,705
Dong Ah Tire & Rubber Company, Ltd.	6,260	142,524
Dong-Il Corp.	724	38,186
Dongbang Transport Logistics Company, Ltd.	7,517	13,370
DONGBU Company, Ltd. (I)	29,805	18,814
Dongbu Securities Company, Ltd. (I)	20,526	66,714
Dongil Industries Company, Ltd.	859	63,603
Dongkuk Industries Company, Ltd.	14,391	62,538
Dongkuk Steel Mill Company, Ltd.	30,148	345,430
DONGSUNG Corp.	834	4,467
Dongwon Development Company, Ltd.	20,645	79,383
Dongyang E&P, Inc.	2,026	23,724
Doosan Corp.	4,123	349,452
Doosan Heavy Industries and Construction Company, Ltd. (L)	14,448	309,552
Doosan Infracore Company, Ltd. (I)	71,207	600,323
DRB Holding Company, Ltd.	5,819	59,833
DY Corp.	7,611	50,260
e-LITECOM Company, Ltd.	2,998	25,817
E-MART, Inc.	9,723	1,787,481
Eagon Industrial, Ltd.	2,280	21,101
Elentec Company, Ltd.	3,837	20,253
EM-Tech Company, Ltd.	2,211	25,005
Eugene Corp. (L)	23,025	113,255
Eugene Investment & Securities Company, Ltd. (I)	34,528	87,848
Eusu Holdings Company, Ltd.	6,851	39,572
Gaon Cable Company, Ltd.	1,692	34,807
GS Engineering & Construction Corp. (I)(L)	15,128	415,348
GS Global Corp.	18,463	51,914
GS Holdings Corp.	27,476	1,452,857
Gwangju Shinsegae Company, Ltd.	425	93,677
Halla Corp. (I)	14,352	57,338
Halla Holdings Corp.	5,029	299,299

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Han Kuk Carbon Company, Ltd.	16,408	$97,578
Hana Financial Group, Inc.	81,586	2,692,177
Hana Micron, Inc.	7,137	32,735
Handsome Company, Ltd.	2,833	71,844
Hanil Cement Company, Ltd.	2,104	190,242
Hanjin Heavy Industries & Construction Company, Ltd. (I)	31,069	107,840
Hanjin Heavy Industries & Construction Holdings Company, Ltd. (I)	3,239	16,485
Hanjin Kal Corp. (L)	23,564	413,183
Hanjin Transportation Company, Ltd.	3,283	75,314
Hankuk Paper Manufacturing Company, Ltd.	2,119	57,789
Hanshin Construction Company, Ltd.	2,652	40,072
Hansol Holdings Company, Ltd. (I)	20,990	118,058
Hansol HomeDeco Company, Ltd. (I)	32,560	47,603
Hansol Paper Company, Ltd.	1,557	26,523
Hanwha Chemical Corp.	71,364	1,685,779
Hanwha Corp.	24,645	791,272
Hanwha General Insurance Company, Ltd.	23,581	146,900
Hanwha Investment & Securities Company, Ltd. (I)	38,384	85,309
Hanwha Life Insurance Company, Ltd. (L)	150,736	814,106
Hanyang Securities Company, Ltd.	4,374	28,949
Heung-A Shipping Company, Ltd.	65,163	103,660
Heungkuk Fire & Marine Insurance Company, Ltd. (I)	2,960	10,295
Hitejinro Holdings Company, Ltd.	6,006	61,516
HMC Investment Securities Company, Ltd.	9,365	90,484
HS R&A Company, Ltd.	1,574	54,594
Humax Company, Ltd.	9,573	101,902
Huons Global Company, Ltd.	1,149	25,740
Huvis Corp.	7,469	49,881
Hwa Shin Company, Ltd.	8,422	48,575
Hwacheon Machine Tool Company, Ltd.	269	12,122
Hwangkum Steel & Technology Company, Ltd.	1,314	10,967
HwaSung Industrial Company, Ltd.	4,800	58,603
Hy-Lok Corp.	1,679	32,840
Hyundai BNG Steel Company, Ltd.	5,400	61,611
Hyundai Corp.	3,928	75,514
Hyundai Department Store Company, Ltd.	9,495	857,448
Hyundai Engineering & Construction Company, Ltd.	48,847	2,164,003
Hyundai Greenfood Company, Ltd.	8,980	125,719
Hyundai Heavy Industries Company, Ltd. (I)	17,470	2,576,808
Hyundai Home Shopping Network Corp.	2,594	295,863
Hyundai Hy Communications & Networks Company, Ltd.	20,470	71,205
Hyundai Marine & Fire Insurance Company, Ltd.	10,069	315,153
Hyundai Mobis Company, Ltd.	1,377	296,216
Hyundai Motor Company	72,683	10,243,347
Hyundai Rotem Company, Ltd. (I)	1,803	33,782
Hyundai Steel Company	39,817	2,085,082

89

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hyundai Wia Corp.	11,202	$680,290
Iljin Electric Company, Ltd.	8,990	38,407
Iljin Holdings Company, Ltd.	3,034	13,101
Ilshin Spinning Company, Ltd. (L)	712	71,008
Ilsung Pharmaceutical Company, Ltd.	353	38,975
Industrial Bank of Korea	125,628	1,369,452
Interpark Holdings Corp.	28,651	122,965
Inzi Controls Company, Ltd.	2,171	9,609
ISU Chemical Company, Ltd. (L)	3,490	51,341
IsuPetasys Company, Ltd.	9,598	39,824
Jahwa Electronics Company, Ltd.	1,405	21,987
JB Financial Group Company, Ltd.	54,482	290,123
Jeil Savings Bank (I)	1,820	0
Kangnam Jevisco Company, Ltd.	1,330	42,807
KB Capital Company, Ltd.	6,050	133,059
KB Financial Group, Inc.	20,085	880,255
KB Financial Group, Inc., ADR	104,024	4,573,935
KB Insurance Company, Ltd.	25,221	608,817
KCC Corp.	190	60,211
KEC Corp. (I)	19,093	18,174
Keyang Electric Machinery Company, Ltd.	355	1,781
KG Chemical Corp.	4,747	58,157
KG Eco Technology Service Company, Ltd.	7,080	21,056
KH Vatec Company, Ltd.	6,230	77,986
Kia Motors Corp.	132,363	4,386,865
KISCO Corp.	2,680	94,592
KISCO Holdings Company, Ltd.	778	43,417
KISWIRE, Ltd.	3,742	133,316
KleanNara Company, Ltd. (I)	4,525	23,418
KMH Company, Ltd. (I)	7,293	50,988
Kolon Corp. (L)	1,320	73,785
Kolon Global Corp.	2,757	35,474
Kolon Industries, Inc.	10,254	649,386
Korea Cast Iron Pipe Industries Company, Ltd.	1,146	9,530
Korea Circuit Company, Ltd. (L)	9,032	110,636
Korea Electric Terminal Company, Ltd.	639	41,685
Korea Flange Company, Ltd.	2,370	27,130
Korea Investment Holdings Company, Ltd.	13,399	564,688
Korea Line Corp. (I)(L)	8,625	179,402
Korean Air Lines Company, Ltd. (I)	3,571	100,791
Korean Reinsurance Company, Ltd.	43,390	450,098
Kortek Corp.	5,352	69,172
KPX Chemical Company, Ltd.	933	49,711
KSS LINE, Ltd.	5,342	41,283
KTB Investment & Securities Company, Ltd. (I)	21,545	60,401
KTCS Corp.	21,201	48,429
Kukdo Chemical Company, Ltd.	1,414	62,306
Kumho Electric Company, Ltd. (I)	1,234	10,836
Kumkang Kind Company, Ltd.	1,497	50,334
Kwangju Bank	16,303	160,304
Kyeryong Construction Industrial Company, Ltd. (I)	2,811	43,757
Kyobo Securities Company	12,618	105,766

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Kyungbang, Ltd.	5,320	$70,630
Kyungchang Industrial Company, Ltd.	2,778	12,500
LF Corp.	11,362	227,760
LG Corp.	31,242	1,962,410
LG Display Company, Ltd., ADR (L)	256,338	3,491,324
LG Electronics, Inc. (L)	56,809	3,451,120
LG Hausys, Ltd.	3,823	347,145
LG International Corp.	13,222	380,813
LG Uplus Corp.	17,921	229,359
Lotte Chilsung Beverage Company, Ltd.	227	287,216
Lotte Confectionery Company, Ltd.	723	124,369
LOTTE Fine Chemical Company, Ltd.	9,739	336,855
Lotte Food Company, Ltd.	153	85,493
LOTTE Himart Company, Ltd.	6,341	303,974
Lotte Non-Life Insurance Company, Ltd.	30,709	68,384
Lotte Shopping Company, Ltd.	4,839	941,323
LS Corp.	11,213	643,885
Lumens Company, Ltd. (I)	25,793	79,201
MegaStudy Company, Ltd.	825	23,314
Meritz Fire & Marine Insurance Company, Ltd.	7,682	109,888
Mi Chang Oil Industrial Company, Ltd.	743	56,673
Mirae Asset Daewoo Company, Ltd.	96,329	779,092
Mirae Asset Life Insurance Company, Ltd. (L)	46,502	245,257
MK Electron Company, Ltd.	7,860	60,024
MNTech Company, Ltd. (I)	3,764	20,437
Moorim P&P Company, Ltd.	16,648	61,468
Moorim Paper Company, Ltd. (I)	13,820	33,555
Namyang Dairy Products Company, Ltd.	211	160,474
Neowiz Games Corp. (I)	7,188	75,869
Nexen Corp.	9,530	72,013
NH Investment & Securities Company, Ltd.	43,417	487,389
NHN Entertainment Corp. (I)	1,361	72,929
Nong Shim Holdings Company, Ltd.	962	88,198
NongShim Company, Ltd.	746	199,509
NOROO Paint & Coatings Company, Ltd.	3,102	22,831
OCI Company, Ltd. (L)	7,284	552,064
Opto Device Technology Company, Ltd.	2,641	21,896
Pan Ocean Company, Ltd. (I)(L)	93,780	461,208
PaperCorea, Inc. (I)(L)	92,355	45,827
Poonglim Industrial Company, Ltd. (I)	189	97
Poongsan Corp. (L)	12,154	425,261
Poongsan Holdings Corp.	1,404	59,008
POSCO	20,671	5,368,796
POSCO Coated & Color Steel Company, Ltd.	1,656	42,214
Posco Daewoo Corp.	8,817	188,098
POSCO, ADR	41,892	2,702,034
Power Logics Company, Ltd. (I)	13,310	65,455
Pyeong Hwa Automotive Company, Ltd.	4,945	66,786
RFTech Company, Ltd. (I)	5,220	33,623
S&T Dynamics Company, Ltd. (L)	12,563	103,845
S&T Holdings Company, Ltd.	4,696	67,375
S&T Motiv Company, Ltd.	5,552	246,127

90

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Sajo Industries Company, Ltd.	565	$33,995
Sam Young Electronics Company, Ltd.	4,313	48,204
SAMHWA Paints Industrial Company, Ltd.	2,462	18,858
Samjin LND Company, Ltd.	9,393	24,355
Sammok S-Form Company, Ltd.	3,036	37,488
Samsung Card Company, Ltd.	10,778	378,027
Samsung Electro-Mechanics Company, Ltd.	26,532	1,649,644
Samsung Heavy Industries Company, Ltd. (I)	108,079	1,083,232
Samsung Life Insurance Company, Ltd.	19,192	1,861,774
Samsung SDI Company, Ltd.	605	74,689
Samsung Securities Company, Ltd.	17,580	529,285
Samyang Corp.	1,275	110,822
Samyang Holdings Corp.	2,059	227,546
Samyang Tongsang Company, Ltd.	893	41,902
Sangsin Brake	3,243	18,902
SAVEZONE I&C Corp.	6,270	29,200
SBS Media Holdings Company, Ltd.	23,148	57,543
SeAH Besteel Corp.	7,041	177,649
SeAH Holdings Corp.	571	65,855
SeAH Steel Corp.	1,700	144,653
Sebang Company, Ltd.	5,267	74,185
Sebang Global Battery Company, Ltd.	3,884	128,205
Sejong Industrial Company, Ltd.	6,392	56,019
Seoyon Company, Ltd.	7,014	64,586
Sewon Precision Industry Company, Ltd.	547	9,147
SG&G Corp. (I)	5,393	18,481
Shinhan Financial Group Company, Ltd., ADR	170,415	7,121,643
Shinsegae Information & Communication Company, Ltd.	621	38,531
Shinsegae, Inc.	2,933	501,020
Shinsung Tongsang Company, Ltd. (I)	24,560	27,363
Shinwon Corp. (I)	10,643	16,933
Shinyoung Securities Company, Ltd.	1,830	81,649
Signetics Corp. (I)	24,925	30,196
Silla Company, Ltd.	1,581	20,916
SIMPAC, Inc.	4,415	19,676
Sindoh Company, Ltd.	1,959	89,215
SK Chemicals Company, Ltd.	10,568	613,504
SK Gas, Ltd.	2,581	279,145
SK Holdings Company, Ltd.	1,334	290,550
SK Innovation Company, Ltd.	30,525	4,548,437
SK Networks Company, Ltd.	63,590	424,883
SKC Company, Ltd.	14,423	397,415
SL Corp. (L)	8,569	148,689
Ssangyong Cement Industrial Company, Ltd.	14,693	191,916
Ssangyong Information & Communication Corp. (I)	4,109	8,451
Sunchang Corp.	2,607	24,806
Sung Kwang Bend Company, Ltd. (L)	7,945	74,688
Sungchang Enterprise Holdings, Ltd.	9,150	25,073
Sungshin Cement Company, Ltd. (I)	9,269	59,913

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Sungwoo Hitech Company, Ltd. (L)	19,817	$132,743
Taekwang Industrial Company, Ltd.	287	233,576
Taewoong Company, Ltd. (I)	5,167	118,101
Taeyoung Engineering & Construction Company, Ltd. (I)	26,384	138,465
Tailim Packaging Company, Ltd.	9,651	26,841
TBH Global Company, Ltd. (I)	4,918	34,204
The LEADCORP, Inc.	9,683	59,645
TK Chemical Corp. (I)	21,204	33,537
TK Corp.	8,542	71,842
Tong Yang Moolsan Company, Ltd. (L)	15,100	28,970
Tongyang Cement & Energy Corp. (I)	14,943	44,607
Tongyang Life Insurance Company, Ltd.	24,521	224,599
Top Engineering Company, Ltd.	5,334	31,288
Tovis Company, Ltd.	8,841	62,622
TS Corp.	1,935	42,754
Ubiquoss Holdings, Inc.	1,680	10,813
Ubiquoss, Inc. (I)	535	11,705
Uju Electronics Company, Ltd.	3,028	46,174
Unid Company, Ltd.	2,769	110,811
Visang Education, Inc.	1,644	20,667
Wonik Holdings Company, Ltd. (I)	8,587	42,166
Woongjin Company, Ltd. (I)	25,720	51,725
Woori Bank	127,554	1,481,800
Woori Bank, ADR	83	2,895
Y G-1 Company, Ltd.	5,659	51,635
YESCO Company, Ltd.	1,950	64,614
Yoosung Enterprise Company, Ltd.	6,386	26,039
YooSung T&S Company, Ltd.	6,997	36,048
Youlchon Chemical Company, Ltd.	6,065	72,673
Young Poong Corp.	143	122,968
Youngone Corp. (L)	10,160	302,494
Youngone Holdings Company, Ltd.	1,499	70,441
Yuanta Securities Korea Company, Ltd. (I)	12,273	37,283
Zeus Company, Ltd.	2,998	44,375
		107,849,633
Taiwan - 16.4%
Ability Enterprise Company, Ltd.	104,979	64,869
AcBel Polytech, Inc.	82,000	64,454
Acer, Inc. (I)	767,452	364,196
ACES Electronic Company, Ltd.	29,000	24,709
Achem Technology Corp.	128,173	46,886
Advanced International Multitech Company, Ltd.	11,000	10,396
AGV Products Corp. (I)	244,716	60,811
ALI Corp. (I)	19,000	10,302
Alpha Networks, Inc.	178,500	138,846
Altek Corp.	135,104	107,810
AmTRAN Technology Company, Ltd.	106,185	77,368
APCB, Inc. (I)	92,000	95,829
Apex International Company, Ltd.	17,000	16,641
Apex Science & Engineering	43,472	12,464
Arcadyan Technology Corp.	13,000	25,920
Ardentec Corp.	131,003	106,865
Asia Cement Corp.	791,805	798,735
Asia Optical Company, Inc. (I)	140,000	239,426

91

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Asia Pacific Telecom Company, Ltd. (I)	442,000	$145,225
Asia Polymer Corp.	100,031	60,820
Asia Vital Components Company, Ltd.	148,328	127,853
Asustek Computer, Inc.	231,000	2,283,935
AU Optronics Corp., ADR (L)	570,223	2,178,252
Avermedia Technologies, Inc. (I)	62,000	21,147
Avision, Inc. (I)	98,751	22,980
AVY Precision Technology, Inc.	14,000	23,768
Bank of Kaohsiung Company, Ltd.	258,833	83,998
BenQ Materials Corp.	25,000	12,232
BES Engineering Corp.	370,700	81,107
Biostar Microtech International Corp. (I)	67,000	21,080
Bright Led Electronics Corp.	55,000	32,909
Cameo Communications, Inc.	91,944	29,456
Capital Securities Corp.	1,013,069	335,505
Career Technology MFG. Company, Ltd.	95,000	62,140
Carnival Industrial Corp. (I)	131,000	23,959
Casetek Holdings, Ltd.	51,000	169,704
Cathay Financial Holding Company, Ltd.	1,809,000	2,903,615
Cathay Real Estate Development Company, Ltd. (I)	344,400	245,068
ChainQui Construction Development Company, Ltd.	17,000	10,111
Champion Building Materials Company, Ltd. (I)	120,132	32,497
Chang Hwa Commercial Bank, Ltd.	2,448,244	1,492,092
Charoen Pokphand Enterprise	59,785	106,839
CHC Healthcare Group	11,000	15,298
Cheng Loong Corp.	534,320	267,565
Cheng Uei Precision Industry Company, Ltd.	287,629	372,497
Chia Chang Company, Ltd.	33,000	28,225
Chia Hsin Cement Corp.	172,773	62,937
Chien Kuo Construction Company, Ltd.	72,000	22,020
Chimei Materials Technology Corp.	122,000	52,882
Chin-Poon Industrial Company, Ltd.	118,571	241,118
China Airlines, Ltd.	1,492,910	519,031
China Bills Finance Corp.	328,000	150,250
China Chemical & Pharmaceutical Company, Ltd.	163,000	102,066
China Development Financial Holding Corp.	4,123,208	1,131,853
China Electric Manufacturing Corp. (I)	93,000	25,358
China General Plastics Corp.	236,321	219,555
China Life Insurance Company, Ltd.	1,413,308	1,397,628
China Man-Made Fiber Corp.	342,800	94,317
China Metal Products Company, Ltd.	138,513	141,710
China Motor Corp.	41,125	37,685
China Petrochemical Development Corp. (I)	232,550	88,886
China Steel Corp.	4,165,180	3,473,044
China Steel Structure Company, Ltd.	50,000	35,272
China Synthetic Rubber Corp.	162,291	157,458
China Wire & Cable Company, Ltd.	51,380	43,691
Chinese Maritime Transport, Ltd. (I)	38,330	39,156
Chipbond Technology Corp.	286,000	457,341

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
ChipMOS TECHNOLOGIES, INC.	39,000	$34,895
Chong Hong Construction Company, Ltd.	15,000	36,600
Chun YU Works & Company, Ltd.	97,000	44,142
Chun Yuan Steel	275,874	113,193
Chung Hung Steel Corp. (I)	235,625	85,048
Chung Hwa Pulp Corp.	345,977	125,447
Chung-Hsin Electric & Machinery Manufacturing Corp.	233,500	152,426
Chunghwa Picture Tubes, Ltd. (I)	2,046,429	95,853
Clevo Company	198,000	184,009
CMC Magnetics Corp. (I)	1,065,443	139,022
CoAsia Microelectronics Corp.	46,764	25,665
Collins Company, Ltd.	26,626	10,529
Compal Electronics, Inc.	2,057,000	1,342,113
Compeq Manufacturing Company	462,000	334,128
Continental Holdings Corp.	153,050	55,726
Coretronic Corp.	287,000	421,768
Coxon Precise Industrial Company, Ltd.	59,000	61,069
CSBC Corp. Taiwan	147,100	69,070
CTBC Financial Holding Company, Ltd.	7,163,348	4,425,840
CviLux Corp.	24,960	27,721
CyberTAN Technology, Inc.	5,000	3,394
D-Link Corp. (I)	235,511	110,244
DA CIN Construction Company, Ltd.	62,000	41,386
Danen Technology Corp. (I)	94,000	21,993
Darfon Electronics Corp.	122,850	97,165
Darwin Precisions Corp.	234,099	109,140
Delpha Construction Company, Ltd.	30,261	14,963
Depo Auto Parts Industrial Company, Ltd.	17,000	46,501
Dynamic Electronics Company, Ltd. (I)	159,762	49,644
Dynapack International Technology Corp.	29,000	39,958
E Ink Holdings, Inc.	304,000	264,102
E.Sun Financial Holding Company, Ltd.	3,508,148	2,132,722
Eastern Media International Corp.	241,608	75,875
Edimax Technology Company, Ltd.	53,404	19,799
Edison Opto Corp. (I)	62,000	36,782
Edom Technology Company, Ltd.	44,000	23,422
Elite Semiconductor Memory Technology, Inc.	39,000	43,959
Elitegroup Computer Systems Company, Ltd.	92,104	66,332
Emerging Display Technologies Corp.	32,000	11,603
ENG Electric Company, Ltd.	50,710	30,311
EnTie Commercial Bank Company, Ltd.	106,000	47,158
Epistar Corp. (I)	37,312	39,289
Eva Airways Corp.	933,986	495,553
Everest Textile Company, Ltd.	103,000	56,859
Evergreen International Storage & Transport Corp.	311,600	146,853
Evergreen Marine Corp Taiwan, Ltd.	576,063	269,593
Everlight Chemical Industrial Corp.	68,250	46,222
Everlight Electronics Company, Ltd.	125,000	200,218
Excelsior Medical Company, Ltd.	46,695	70,866
Far Eastern Department Stores Company, Ltd.	452,720	240,957
Far Eastern International Bank	1,336,164	420,986

92

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Far Eastern New Century Corp.	1,565,249	$1,357,082
Farglory F T Z Investment Holding Company, Ltd. (I)	45,000	21,652
Farglory Land Development Company, Ltd.	145,530	196,872
Federal Corp.	241,847	117,551
First Copper Technology Company, Ltd. (I)	81,000	27,905
First Financial Holding Company, Ltd.	4,059,633	2,475,174
First Insurance Company, Ltd.	104,475	46,647
First Steamship Company, Ltd. (I)	249,104	68,150
Formosa Advanced Technologies Company, Ltd.	24,000	20,486
Formosa Taffeta Company, Ltd.	96,000	102,522
Formosan Rubber Group, Inc.	207,800	116,061
Formosan Union Chemical	187,940	124,807
Fortune Electric Company, Ltd.	35,000	19,613
Founding Construction & Development Company, Ltd.	109,566	57,400
Foxconn Technology Company, Ltd.	518,626	1,581,250
Foxlink Image Technology Company, Ltd.	67,000	44,518
Froch Enterprise Company, Ltd. (I)	43,060	17,522
FSP Technology, Inc.	41,227	33,829
Fubon Financial Holding Company, Ltd.	2,533,417	4,132,119
Fullerton Technology Company, Ltd.	49,460	41,160
Fulltech Fiber Glass Corp.	149,616	78,165
Fwusow Industry Company, Ltd.	55,441	30,329
G Shank Enterprise Company, Ltd.	40,535	35,466
Gallant Precision Machining Company, Ltd.	66,000	58,718
Gemtek Technology Corp.	165,697	146,917
Genesis Photonics, Inc. (I)	63,240	7,714
Getac Technology Corp.	132,000	189,663
Giantplus Technology Company, Ltd.	30,000	17,108
Gigabyte Technology Company, Ltd.	250,000	345,240
Gigastorage Corp. (I)	72,000	53,748
Gintech Energy Corp. (I)	194,670	113,558
Global Brands Manufacture, Ltd. (I)	171,806	76,438
Global Lighting Technologies, Inc.	23,000	40,172
Globe Union Industrial Corp.	96,750	52,778
Gloria Material Technology Corp.	294,684	198,124
Gold Circuit Electronics, Ltd. (I)	213,204	82,915
Goldsun Building Materials Company, Ltd.	395,714	110,056
Grand Ocean Retail Group, Ltd.	18,000	14,355
Grand Pacific Petrochemical Corp.	371,000	257,913
Great Wall Enterprise Company, Ltd.	153,400	145,638
Green Energy Technology, Inc. (I)	92,194	53,164
GTM Holdings Corp. (I)	78,000	47,688
Hannstar Board Corp.	128,759	77,247
HannStar Display Corp.	43,842	12,068
HannsTouch Solution, Inc. (I)	226,000	84,904
Harvatek Corp. (I)	74,836	27,504
Hey Song Corp.	148,000	164,146
Hitron Technology, Inc.	35,000	27,114
Ho Tung Chemical Corp.	408,115	116,476
Hocheng Corp.	150,500	47,978

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Holy Stone Enterprise Company, Ltd.	118,300	$150,869
Hon Hai Precision Industry Company, Ltd.	1,235,310	3,704,803
Hong Pu Real Estate Development Company, Ltd.	123,000	104,640
Hong TAI Electric Industrial	72,000	23,328
Hong YI Fiber Industry Company	37,000	26,401
Horizon Securities Company, Ltd. (I)	156,000	36,283
Hsin Kuang Steel Company, Ltd.	83,085	63,692
HTC Corp. (I)	174,000	444,381
HUA ENG Wire & Cable Company, Ltd. (I)	90,000	27,290
Hua Nan Financial Holdings Company, Ltd.	3,155,140	1,762,384
Huaku Development Company, Ltd.	86,000	198,060
Huang Hsiang Construction Company	35,000	52,711
Hung Ching Development & Construction Company, Ltd.	31,000	21,958
Hung Sheng Construction Company, Ltd.	171,200	106,922
Hwa Fong Rubber Company, Ltd.	59,160	21,448
I-Chiun Precision Industry Company, Ltd. (I)	98,000	30,549
Ichia Technologies, Inc. (I)	184,180	134,145
Infortrend Technology, Inc.	94,000	52,508
Innolux Corp.	3,839,561	1,588,561
Inventec Corp.	123,000	92,227
Jarllytec Company, Ltd.	9,000	16,843
Jess-Link Products Company, Ltd.	57,000	61,130
Jih Sun Financial Holdings Company, Ltd.	737,946	174,428
K Laser Technology, Inc.	55,214	29,474
KEE TAI Properties Company, Ltd.	129,000	48,887
Kenmec Mechanical Engineering Company, Ltd.	44,000	15,593
Kindom Construction Company, Ltd.	117,000	84,296
King Yuan Electronics Company, Ltd.	528,796	487,995
King’s Town Bank Company, Ltd.	487,000	483,993
King’s Town Construction Company, Ltd. (I)	15,300	12,250
Kinko Optical Company, Ltd.	36,000	33,272
Kinpo Electronics, Inc.	689,269	269,260
Kinsus Interconnect Technology Corp.	88,000	232,580
KS Terminals, Inc.	37,000	53,166
Kuo Toong International Company, Ltd.	80,897	57,058
Kuoyang Construction Company, Ltd.	69,335	29,705
Kwong Fong Industries	53,198	52,510
KYE Systems Corp.	99,651	29,876
L&K Engineering Company, Ltd.	74,000	88,358
LAN FA Textile (I)	34,863	9,761
LCY Chemical Corp.	29,000	42,522
Leader Electronics, Inc.	51,000	17,985
Lealea Enterprise Company, Ltd.	397,124	108,770
LES Enphants Company, Ltd. (I)	64,000	23,304
Lextar Electronics Corp.	78,000	45,240
Li Peng Enterprise Company, Ltd. (I)	287,030	76,608
Lien Hwa Industrial Corp.	361,773	303,400
Lingsen Precision Industries, Ltd.	206,481	94,258
Lite-On Semiconductor Corp.	139,693	128,448

93

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Lite-On Technology Corp.	706,841	$1,218,354
Long Chen Paper Company, Ltd.	349,832	301,429
Longwell Company	23,000	23,882
Lotes Company, Ltd.	32,000	95,746
Lucky Cement Corp.	141,000	46,236
Macronix International (I)	1,652,001	691,563
Marketech International Corp.	82,000	97,388
Masterlink Securities Corp.	689,128	201,663
MediaTek, Inc.	186,000	1,317,952
Mega Financial Holding Company, Ltd.	3,377,472	2,725,389
Meiloon Industrial Company, Ltd.	44,000	28,121
Mercuries & Associates, Ltd.	58,800	49,020
Mercuries Life Insurance Company, Ltd.	298,638	163,393
MIN AIK Technology Company, Ltd.	35,000	39,344
Mitac Holdings Corp.	369,109	410,024
Motech Industries, Inc. (I)	186,000	171,624
MPI Corp.	9,000	28,235
Nan Ya Printed Circuit Board Corp.	87,000	74,267
Nantex Industry Company, Ltd.	36,432	29,300
Neo Solar Power Corp. (I)	128,000	64,328
Nien Hsing Textile Company, Ltd.	158,000	140,617
Nishoku Technology, Inc.	6,000	16,698
OptoTech Corp.	305,000	180,467
Orient Semiconductor Electronics, Ltd. (I)	74,000	25,365
Oriental Union Chemical Corp. (I)	65,000	50,550
Pacific Construction Company, Ltd.	89,289	35,590
Pan Jit International, Inc.	185,000	108,236
Pan-International Industrial Corp.	32,481	31,902
Paragon Technologies Company, Ltd. (I)	28,904	21,434
Pegatron Corp.	514,660	1,523,571
Phihong Technology Company, Ltd. (I)	97,274	48,409
Pou Chen Corp.	54,348	75,218
Powertech Technology, Inc.	72,000	209,524
President Securities Corp.	501,459	220,628
Prime Electronics & Satellitics, Inc. (I)	50,000	16,975
Prince Housing & Development Corp.	480,555	188,473
Prodisc Technology, Inc. (I)	762,000	0
Promise Technology, Inc.	44,000	20,591
Qisda Corp.	817,280	474,055
Qualipoly Chemical Corp.	22,332	25,650
Quanta Storage, Inc.	82,000	104,042
Quintain Steel Company, Ltd. (I)	113,111	36,445
Radiant Opto-Electronics Corp.	185,000	389,053
Radium Life Tech Company, Ltd. (I)	371,335	137,659
Ralec Electronic Corp.	30,335	56,378
Rexon Industrial Corp., Ltd.	63,456	39,954
Rich Development Company, Ltd.	191,000	57,730
Ritek Corp. (I)	1,114,353	207,178
Ruentex Development Company, Ltd. (I)	164,949	197,649
Sampo Corp.	145,338	92,215
San Far Property, Ltd.	55,000	22,564
Sanyang Motor Company, Ltd.	150,000	106,048
SDI Corp.	24,000	37,920
Sesoda Corp.	59,850	57,880
ShenMao Technology, Inc.	13,000	14,147
Shih Wei Navigation Company, Ltd. (I)	56,740	20,472

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Shihlin Electric & Engineering Corp.	31,000	$41,791
Shin Kong Financial Holding Company, Ltd.	4,168,170	1,215,505
Shin Zu Shing Company, Ltd.	51,000	144,199
Shining Building Business Company, Ltd. (I)	49,500	18,355
Shinkong Insurance Company, Ltd.	142,000	119,788
Shinkong Synthetic Fibers Corp.	707,239	229,126
Shuttle, Inc. (I)	112,000	34,468
Sigurd Microelectronics Corp.	242,293	221,180
Silicon Integrated Systems Corp. (I)	195,770	47,043
Simplo Technology Company, Ltd.	37,000	125,585
Sincere Navigation Corp.	157,000	122,622
Sino-American Silicon Products, Inc.	252,000	403,726
Sinon Corp.	195,650	103,806
SinoPac Financial Holdings Company, Ltd.	4,544,263	1,418,247
Sinphar Pharmaceutical Company, Ltd.	17,680	14,131
Sirtec International Company, Ltd.	17,000	26,063
Siward Crystal Technology Company, Ltd.	64,213	43,486
Solar Applied Materials Technology Company (I)	153,000	65,875
Solartech Energy Corp.	149,624	69,531
Southeast Cement Company, Ltd.	66,000	35,571
Spirox Corp.	35,681	19,869
Sunplus Technology Company, Ltd.	173,000	69,567
Sunrex Technology Corp.	51,469	33,666
Sunspring Metal Corp.	18,000	24,381
Supreme Electronics Company, Ltd.	180,997	153,610
Sweeten Real Estate Development Company, Ltd.	39,743	18,917
Syncmold Enterprise Corp.	12,000	26,490
Synnex Technology International Corp.	289,550	311,578
Systex Corp.	54,000	114,606
TA Chen Stainless Pipe	291,313	171,416
Ta Chong Securities Company, Ltd.	51,000	18,490
Ta Ya Electric Wire & Cable Company, Ltd. (I)	68,436	15,356
TA-I Technology Company, Ltd.	52,772	36,520
Taichung Commercial Bank Company, Ltd.	1,566,678	508,485
Taiflex Scientific Company, Ltd.	56,100	68,887
Tainan Enterprises Company, Ltd.	60,250	53,611
Tainan Spinning Company, Ltd.	859,638	429,178
Tainergy Tech Company, Ltd.	40,000	19,243
Taishin Financial Holding Company, Ltd.	3,537,080	1,474,295
Taisun Enterprise Company, Ltd. (I)	42,032	20,641
Taiwan Business Bank	2,205,041	610,394
Taiwan Cement Corp.	1,516,983	1,814,875
Taiwan Cogeneration Corp.	125,434	96,923
Taiwan Cooperative Financial Holding Company, Ltd.	3,689,443	1,836,344
Taiwan Fertilizer Company, Ltd.	220,000	304,493
Taiwan Fire & Marine Insurance Company	28,000	17,577
Taiwan FU Hsing Industrial Company, Ltd.	45,000	62,246
Taiwan Glass Industry Corp. (I)	305,319	175,030

94

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Taiwan Hon Chuan Enterprise Company, Ltd.	112,000	$217,006
Taiwan Hopax Chemicals Manufacturing Company, Ltd.	80,200	47,835
Taiwan Kolin Company, Ltd. (I)	327,000	0
Taiwan Land Development Corp.	458,348	169,150
Taiwan Mask Corp. (I)	73,150	34,589
Taiwan Navigation Company, Ltd.	49,000	21,801
Taiwan PCB Techvest Company, Ltd.	78,000	81,234
Taiwan Pulp & Paper Corp. (I)	167,640	75,133
Taiwan Semiconductor Company, Ltd.	11,000	12,904
Taiwan Styrene Monomer Corp.	143,000	116,840
Taiwan Surface Mounting Technology Company, Ltd.	71,225	65,024
Taiwan TEA Corp.	175,000	96,021
Taiwan Union Technology Corp.	65,000	109,705
Taiyen Biotech Company, Ltd.	63,137	63,164
Tatung Company, Ltd. (I)	518,200	221,958
Te Chang Construction Company, Ltd.	14,960	11,531
Teco Electric & Machinery Company, Ltd.	796,000	809,319
Tex-Ray Industrial Company, Ltd. (I)	16,800	6,120
The Ambassador Hotel	54,000	41,821
Ton Yi Industrial Corp.	325,000	168,173
Tong Yang Industry Company, Ltd.	96,627	167,837
Tong-Tai Machine & Tool Company, Ltd.	122,588	88,062
Topoint Technology Company, Ltd.	70,212	62,708
TPK Holding Company, Ltd. (I)	17,000	59,674
Tripod Technology Corp.	154,000	433,883
TSRC Corp.	88,000	101,368
Tung Ho Steel Enterprise Corp.	266,000	207,323
TURVO International Company, Ltd.	18,000	61,087
TXC Corp.	100,000	143,043
TYC Brother Industrial Company, Ltd.	50,511	55,111
Tycoons Group Enterprise Company, Ltd. (I)	14,768	2,956
Tyntek Corp.	157,361	71,292
U-Ming Marine Transport Corp.	197,000	211,968
Unimicron Technology Corp.	929,000	511,313
Union Bank of Taiwan	948,834	289,554
Unitech Printed Circuit Board Corp.	260,975	103,197
United Integrated Services Company, Ltd.	27,000	59,444
United Microelectronics Corp.	7,176,794	2,878,668
Unity Opto Technology Company, Ltd.	85,000	37,820
Universal Cement Corp.	143,188	126,009
Unizyx Holding Corp.	194,000	104,216
UPC Technology Corp.	406,156	175,994
USI Corp.	341,000	177,579
Ve Wong Corp.	61,993	48,922
Victory New Materials, Ltd.	11,000	20,158
Wafer Works Corp. (I)	253,482	180,038
Wah Lee Industrial Corp.	76,000	122,225
Walsin Lihwa Corp.	755,000	345,910
Walsin Technology Corp.	357,974	528,044
Walton Advanced Engineering, Inc.	112,584	56,773
Wan Hai Lines, Ltd.	350,050	203,077

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Waterland Financial Holding Company, Ltd.	881,718	$270,253
Well Shin Technology Company, Ltd.	30,000	52,894
Winbond Electronics Corp.	1,535,000	859,873
Wintek Corp. (I)	543,000	0
Wisdom Marine Lines Company, Ltd. (I)	92,406	100,502
Wistron Corp.	1,381,744	1,266,074
WPG Holdings Company, Ltd.	507,000	636,627
WT Microelectronics Company, Ltd.	158,493	231,710
WUS Printed Circuit Company, Ltd.	135,000	80,086
Yageo Corp.	139,337	379,783
Yang Ming Marine Transport Corp. (I)	418,500	96,398
YC Company, Ltd.	169,637	75,744
YC INOX Company, Ltd.	63,800	53,525
Yeong Guan Energy Technology Group Company, Ltd.	22,000	76,843
YFY, Inc.	797,202	303,446
Yi Jinn Industrial Company, Ltd.	110,613	40,636
Yieh Phui Enterprise Company, Ltd. (I)	611,906	280,317
Youngtek Electronics Corp.	14,000	21,177
Yuanta Financial Holdings Company, Ltd.	4,781,319	2,016,870
Yulon Motor Company, Ltd.	381,000	354,729
Zenitron Corp.	114,000	68,943
Zhen Ding Technology Holding, Ltd.	192,000	451,166
Zig Sheng Industrial Company, Ltd.	273,908	92,922
Zinwell Corp.	35,000	39,049
ZongTai Real Estate Development Company, Ltd.	65,711	45,707
		103,752,715
Thailand - 2.7%
AAPICO Hitech PCL, Foreign Shares	144,720	74,122
AJ Plast PCL, Foreign Shares	69,300	28,246
Amata Corp. PCL, Foreign Shares	139,100	72,048
AP Thailand PCL, Foreign Shares	583,170	122,224
Asia Aviation PCL, NVDR	700,700	131,526
Bangkok Bank PCL, Foreign Shares	25,300	137,008
Bangkok Bank PCL, NVDR	25,700	135,753
Bangkok Insurance PCL, Foreign Shares	4,550	46,743
Bangkok Land PCL	4,025,300	213,222
Banpu PCL, Foreign Shares	610,100	351,732
Cal-Comp Electronics Thailand PCL	997,998	88,291
Charoen Pokphand Foods PCL, Foreign Shares	464,300	374,996
Eastern Water Resources Development & Management PCL	143,600	48,896
G J Steel PCL, Foreign Shares (I)	1,383,475	13,280
GFPT PCL, Foreign Shares	56,400	30,217
Hana Microelectronics PCL, Foreign Shares	53,200	72,762
IRPC PCL, Foreign Shares (L)	3,279,500	491,549
Jasmine International PCL, Foreign Shares	431,162	106,025
Kang Yong Electric PCL, Foreign Shares	1,500	21,657
Kasikornbank PCL, NVDR	210,300	1,157,267
KGI Securities Thailand PCL, Foreign Shares	266,400	32,562
Kiatnakin Bank PCL, Foreign Shares	136,000	275,116

95

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Krung Thai Bank PCL, Foreign Shares	1,278,600	$759,137
LH Financial Group PCL, Foreign Shares	3,135,800	162,417
LPN Development PCL, Foreign Shares	253,300	89,249
MBK PCL, Foreign Shares	418,000	184,905
MCOT PCL, Foreign Shares (I)	42,500	16,198
Polyplex Thailand PCL, Foreign Shares (I)	103,200	48,043
Precious Shipping PCL, Foreign Shares (I)	193,200	59,606
Property Perfect PCL, Foreign Shares	1,534,900	41,102
PTT Exploration & Production PCL, Foreign Shares	591,900	1,602,104
PTT Global Chemical PCL, Foreign Shares	390,400	832,151
PTT PCL, Foreign Shares	550,800	6,203,120
Quality Houses PCL, Foreign Shares	1,558,100	118,827
Rojana Industrial Park PCL, Foreign Shares	149,200	22,576
Saha-Union PCL, Foreign Shares	82,800	94,562
Sansiri PCL, Foreign Shares	3,183,466	189,056
SC Asset Corp. PCL, Foreign Shares	1,129,196	121,603
Siam Future Development PCL, Foreign Shares	190,891	35,285
Siamgas & Petrochemicals PCL, Foreign Shares	121,600	46,361
Somboon Advance Technology PCL, Foreign Shares	68,200	32,945
Sri Trang Agro-Industry PCL, Foreign Shares	39,600	22,121
Srithai Superware PCL, Foreign Shares	283,000	16,965
STP & I PCL, Foreign Shares	39,100	11,041
Tata Steel Thailand PCL (I)	2,324,600	75,066
Thai Airways International PCL, Foreign Shares (I)	231,400	124,586
Thai Oil PCL, Foreign Shares	376,800	827,979
Thai Stanley Electric PCL	700	4,095
Thaicom PCL, Foreign Shares (L)	228,900	131,880
Thanachart Capital PCL, Foreign Shares	203,900	286,158
The Bangchak Petroleum PCL, Foreign Shares	260,000	249,733
Thitikorn PCL, Foreign Shares	59,000	19,401
TICON Industrial Connection PCL	25,000	11,435
TMB Bank PCL, Foreign Shares	5,125,500	363,915
TPI Polene PCL (I)	24,178	9,119
TPI Polene PCL, Foreign Shares	2,469,300	188,157
Univentures PCL, Foreign Shares	219,100	46,218
Vinythai PCL, Foreign Shares	250,600	133,437
		17,205,795
Turkey - 1.2%
Adana Cimento Sanayii TAS, Class A	26,349	48,587
Akenerji Elektrik Uretim AS (I)(L)	153,777	37,249
Alarko Holding AS	40,114	58,974
Albaraka Turk Katilim Bankasi AS	131,180	45,114
Anadolu Anonim Turk Sigorta Sirketi	145,599	96,623
Anadolu Cam Sanayii AS	98,531	86,445
Bagfas Bandirma Gubre Fabrikalari AS (I)(L)	11,173	30,872
Baticim Bati Anadolu Cimento Sanayii AS	16,440	29,311

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Turkey (continued)
Borusan Mannesmann Boru Sanayi ve Ticaret AS	21,523	$53,406
Dogan Sirketler Grubu Holding AS (I)	783,433	146,446
Eczacibasi Yatirim Holding Ortakligi AS	11,996	32,354
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	63,949	64,759
Global Yatirim Holding AS	58,668	47,515
Goldas Kuyumculuk Sanayi Ithalat ve Bagli Ortakliklari (I)	54,846	3,169
Ihlas Holding AS (I)	481,506	54,318
Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim AS (I)	52,948	27,858
Is Finansal Kiralama AS (I)	30,147	8,788
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	119,952	46,262
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (L)	372,794	119,065
NET Holding AS	40,130	27,391
Pegasus Hava Tasimaciligi AS (I)	6,399	25,305
Pinar Entegre Et ve Un Sanayi AS	7,519	22,232
Sekerbank TAS (I)	155,671	50,578
Selcuk Ecza Deposu Ticaret ve Sanayi AS	62,919	57,873
Trakya Cam Sanayii AS	272,999	237,471
Turcas Petrol AS (L)	56,959	30,087
Turk Hava Yollari AO (L)	265,969	400,337
Turkiye Garanti Bankasi AS	678,895	1,655,561
Turkiye Halk Bankasi AS	358,941	1,024,356
Turkiye Is Bankasi, Class C	551,598	1,006,699
Turkiye Sinai Kalkinma Bankasi AS	614,175	233,105
Turkiye Sise ve Cam Fabrikalari AS (L)	481,798	553,040
Turkiye Vakiflar Bankasi TAO, Class D	484,260	714,516
Uzel Makina Sanayii AS (I)	22,930	0
Yapi ve Kredi Bankasi AS (I)(L)	382,577	399,821
		7,475,487
Ukraine - 0.0%
Kernel Holding SA	9,422	169,739
TOTAL COMMON STOCKS (Cost $577,892,871)		$606,771,912

PREFERRED SECURITIES - 3.0%
Brazil - 2.9%
Banco ABC Brasil SA	51,182	306,216
Banco do Estado do Rio Grande do Sul SA, B Shares	96,900	468,002
Cia Brasileira de Distribuicao	40,561	778,674
Cia Ferro Ligas da Bahia - FERBASA	30,124	102,287
Gerdau SA	83,234	289,535
Marcopolo SA	111,600	93,398
Petroleo Brasileiro SA (I)	1,162,007	5,378,356
Randon SA Implementos e Participacoes (I)	37,900	58,110
Suzano Papel e Celulose SA, A Shares	206,200	873,383
Unipar Carbocloro SA	46,610	111,962
Usinas Siderurgicas de Minas Gerais SA, A Shares (I)	149,500	212,030

96

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Brazil (continued)
Vale SA	1,046,007	$9,425,624
		18,097,577
Colombia - 0.1%
Grupo Argos SA	35,410	236,479
Grupo de Inversiones Suramericana SA	35,131	466,787
		703,266
Panama - 0.0%
Avianca Holdings SA	116,687	113,644
TOTAL PREFERRED SECURITIES (Cost $20,242,437)		$18,914,487

RIGHTS - 0.0%
C C Land Holdings, Ltd. (Expiration date 04/24/2017; Strike price: HKD 2.00) (I)	276,042	2,131
First Steamship Company, Ltd. (Expiration date 05/09/2017; Strike price: TWD 7.60) (I)	139,703	3,223
Gafisa SA (Expiration date 04/17/2017; Strike price: BRL 8.13) (I)	2,073	2,649
Mahindra Lifespace Developers, Ltd. (Expiration date 04/27/2017; Strike price: INR 292.00) (I)	2,650	3,879
Tecnisa SA (Expiration date 05/01/2017; Strike price: BRL 2.60) (I)	7,471	597
TOTAL RIGHTS (Cost $0)		$12,479

WARRANTS - 0.0%
Iochpe Maxion SA (Expiration date 04/20/2019; Strike price: BRL 12.70) (I)	2,008	3,220
TOTAL WARRANTS (Cost $0)		$3,220

SECURITIES LENDING COLLATERAL - 3.2%
John Hancock Collateral Trust, 0.9609% (W)(Y)	2,010,905	20,121,925
TOTAL SECURITIES LENDING COLLATERAL (Cost $20,122,697)		$20,121,925

SHORT-TERM INVESTMENTS - 0.6%
Money market funds - 0.6%
Western Asset Institutional Government Reserves Fund, Institutional Class, 0.6243% (Y)	3,987,369	3,987,369
TOTAL SHORT-TERM INVESTMENTS (Cost $3,987,369)		$3,987,369

Total Investments (Emerging Markets Value Trust) (Cost $622,245,374) - 102.6%		$649,811,392
Other assets and liabilities, net - (2.6%)		(16,535,696)
TOTAL NET ASSETS - 100.0%		$633,275,696

Currency Abbreviations

BRL	Brazilian Real
HKD	Hong Kong Dollar
INR	Indian Rupee
TWD	Taiwan New Dollar
Security Abbreviations and Legend

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipt
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 3-31-17. The value of securities on loan amounted to $18,686,778.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 3-31-17.

97

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Equity Income Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 96.5%
Consumer discretionary - 8.7%
Auto components - 0.7%
Adient PLC	176,993	$12,862,081
Automobiles - 0.4%
Ford Motor Company	594,600	6,921,144
Hotels, restaurants and leisure - 1.6%
Carnival Corp.	197,000	11,605,270
Las Vegas Sands Corp.	315,900	18,028,413
		29,633,683
Leisure products - 0.8%
Mattel, Inc. (L)	527,875	13,518,879
Media - 4.2%
Comcast Corp., Class A	594,000	22,328,460
News Corp., Class A	1,067,400	13,876,200
The Walt Disney Company	87,700	9,944,303
Time Warner, Inc.	23,800	2,325,498
Twenty-First Century Fox, Inc., Class B	826,700	26,272,526
		74,746,987
Multiline retail - 1.0%
Kohl’s Corp.	272,100	10,832,301
Macy’s, Inc.	253,500	7,513,740
		18,346,041
		156,028,815
Consumer staples - 6.3%
Beverages - 1.7%
Diageo PLC	361,818	10,360,726
PepsiCo, Inc.	185,800	20,783,588
		31,144,314
Food and staples retailing - 0.9%
Wal-Mart Stores, Inc.	224,100	16,153,128
Food products - 2.4%
Archer-Daniels-Midland Company	462,000	21,270,480
Kellogg Company	114,800	8,335,628
The Hershey Company	23,000	2,512,750
Tyson Foods, Inc., Class A	184,100	11,360,811
		43,479,669
Personal products - 0.6%
Avon Products, Inc. (I)	477,200	2,099,680
Coty, Inc., Class A	450,348	8,164,809
		10,264,489
Tobacco - 0.7%
Philip Morris International, Inc.	101,200	11,425,480
		112,467,080
Energy - 9.9%
Oil, gas and consumable fuels - 9.9%
Apache Corp.	279,183	14,347,214
Canadian Natural Resources, Ltd.	246,600	8,086,014
Chevron Corp.	173,200	18,596,484
EQT Corp.	59,070	3,609,177
Exxon Mobil Corp.	517,800	42,464,778

Equity Income Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Energy (continued)
Oil, gas and consumable fuels (continued)
Hess Corp.	333,200	$16,063,572
Occidental Petroleum Corp.	346,600	21,960,576
Royal Dutch Shell PLC, ADR, Class A	383,400	20,216,682
TOTAL SA	651,925	32,963,541
		178,308,038
		178,308,038
Financials - 24.7%
Banks - 11.6%
Bank of America Corp.	361,393	8,525,261
Citigroup, Inc.	408,200	24,418,524
Fifth Third Bancorp (L)	631,100	16,029,940
JPMorgan Chase & Co.	698,975	61,397,964
KeyCorp	750,500	13,343,890
Royal Bank of Scotland Group PLC (I)	2,020,011	6,125,170
The PNC Financial Services Group, Inc.	135,200	16,256,448
U.S. Bancorp	394,000	20,291,000
Wells Fargo & Company	738,600	41,110,476
		207,498,673
Capital markets - 6.9%
Ameriprise Financial, Inc.	193,700	25,119,016
Morgan Stanley	840,300	35,998,452
Northern Trust Corp.	219,000	18,961,020
Och-Ziff Capital Management Group LLC, Class A	420,301	949,880
State Street Corp.	341,300	27,170,893
The Bank of New York Mellon Corp.	317,124	14,977,767
		123,177,028
Consumer finance - 0.8%
American Express Company	190,900	15,102,099
Insurance - 5.4%
Chubb, Ltd.	56,451	7,691,449
Loews Corp.	552,800	25,854,456
Marsh & McLennan Companies, Inc.	275,900	20,386,251
MetLife, Inc.	542,600	28,660,132
Willis Towers Watson PLC	68,889	9,016,881
XL Group, Ltd.	136,900	5,456,834
		97,066,003
		442,843,803
Health care - 10.2%
Biotechnology - 0.7%
Gilead Sciences, Inc.	197,000	13,380,240
Health care equipment and supplies - 1.8%
Becton, Dickinson and Company	79,500	14,583,480
Medtronic PLC	216,700	17,457,352
		32,040,832
Health care providers and services - 1.5%
Anthem, Inc.	168,774	27,911,844
Pharmaceuticals - 6.2%
Bristol-Myers Squibb Company	295,725	16,081,526
GlaxoSmithKline PLC	460,186	9,568,621

98

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Pharmaceuticals (continued)
Johnson & Johnson	278,000	$34,624,900
Merck & Company, Inc.	265,550	16,873,047
Pfizer, Inc.	974,335	33,332,000
		110,480,094
		183,813,010
Industrials - 10.7%
Aerospace and defense - 2.2%
The Boeing Company	209,500	37,052,170
United Technologies Corp.	21,300	2,390,073
		39,442,243
Air freight and logistics - 1.1%
United Parcel Service, Inc., Class B	182,200	19,550,060
Airlines - 0.4%
Southwest Airlines Company	130,200	6,999,552
Building products - 1.6%
Johnson Controls International PLC	689,032	29,022,028
Electrical equipment - 0.9%
Emerson Electric Company	287,700	17,221,722
Industrial conglomerates - 1.6%
General Electric Company	977,900	29,141,420
Machinery - 2.9%
Cummins, Inc.	74,600	11,279,520
Flowserve Corp.	180,837	8,756,128
Illinois Tool Works, Inc.	152,400	20,188,428
Pentair PLC	177,100	11,118,338
		51,342,414
		192,719,439
Information technology - 10.2%
Communications equipment - 2.8%
Cisco Systems, Inc.	713,200	24,106,160
Harris Corp.	237,124	26,384,787
		50,490,947
Electronic equipment, instruments and components - 0.3%
TE Connectivity, Ltd.	83,200	6,202,560
Semiconductors and semiconductor equipment - 3.8%
Analog Devices, Inc.	94,200	7,719,690
Applied Materials, Inc.	548,800	21,348,320
QUALCOMM, Inc.	470,000	26,949,800
Texas Instruments, Inc.	141,500	11,399,240
		67,417,050
Software - 2.2%
CA, Inc.	94,900	3,010,228
Microsoft Corp.	557,325	36,705,425
		39,715,653
Technology hardware, storage and peripherals - 1.1%
Apple, Inc.	56,600	8,131,156

Equity Income Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Technology hardware, storage and peripherals (continued)
Western Digital Corp.	131,400	$10,844,442
		18,975,598
		182,801,808
Materials - 4.7%
Chemicals - 2.4%
CF Industries Holdings, Inc.	444,000	13,031,400
E.I. du Pont de Nemours & Company	373,600	30,011,288
		43,042,688
Construction materials - 0.8%
Vulcan Materials Company	110,000	13,252,800
Containers and packaging - 0.9%
International Paper Company	327,500	16,630,450
Metals and mining - 0.6%
Nucor Corp.	181,300	10,827,236
		83,753,174
Real estate - 2.0%
Equity real estate investment trusts - 2.0%
Equity Residential	167,000	10,390,740
Rayonier, Inc.	457,111	12,954,526
Weyerhaeuser Company	387,400	13,163,852
		36,509,118
		36,509,118
Telecommunication services - 3.0%
Diversified telecommunication services - 2.7%
CenturyLink, Inc. (L)	317,117	7,474,448
Telefonica SA	593,561	6,643,921
Verizon Communications, Inc.	710,885	34,655,644
		48,774,013
Wireless telecommunication services - 0.3%
Vodafone Group PLC	2,013,059	5,246,000
		54,020,013
Utilities - 6.1%
Electric utilities - 4.3%
Edison International	223,400	17,784,874
Exelon Corp.	373,000	13,420,540
FirstEnergy Corp.	73,770	2,347,361
PG&E Corp.	368,100	24,427,116
The Southern Company	127,300	6,336,994
Xcel Energy, Inc.	300,400	13,352,780
		77,669,665
Independent power and renewable electricity producers - 0.7%
AES Corp.	1,045,000	11,683,100
Multi-utilities - 1.1%
NiSource, Inc.	816,200	19,417,398

99

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities (continued)
		$108,770,163
TOTAL COMMON STOCKS (Cost $1,329,374,488)		$1,732,034,461

PREFERRED SECURITIES - 1.2%
Utilities - 1.2%
DTE Energy Company, 6.500%	57,184	3,072,496
Great Plains Energy, Inc., 7.000%	103,132	5,541,282
NextEra Energy, Inc., 6.123%	238,995	12,188,745
		20,802,523
TOTAL PREFERRED SECURITIES (Cost $19,716,437)		$20,802,523

CORPORATE BONDS - 0.2%
Information technology - 0.2%
Western Digital Corp. 10.500%, 04/01/2024	$2,500,000	2,943,750
TOTAL CORPORATE BONDS (Cost $2,488,527)		$2,943,750

SECURITIES LENDING COLLATERAL - 0.7%
John Hancock Collateral Trust, 0.9609% (W)(Y)	1,339,204	13,400,616
TOTAL SECURITIES LENDING COLLATERAL (Cost $13,401,012)		$13,400,616

SHORT-TERM INVESTMENTS - 1.7%
Money market funds - 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.6179% (Y)	2,862,425	2,862,425
T. Rowe Price Government Money Fund, 0.6618% (Y)	26,800,115	26,800,115
TOTAL SHORT-TERM INVESTMENTS (Cost $29,662,540)		$29,662,540
Total Investments (Equity Income Trust) (Cost $1,394,643,004) - 100.3%		$1,798,843,890
Other assets and liabilities, net - (0.3%)		(4,741,547)
TOTAL NET ASSETS - 100.0%		$1,794,102,343

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 3-31-17. The value of securities on loan amounted to $12,956,392.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 3-31-17.

100

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Financial Industries Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 95.3%
Financials - 91.7%
Banks - 57.6%
1st Source Corp.	51,152	$2,401,586
Access National Corp.	17,177	515,654
American Business Bank (I)	20,599	829,110
Ameris Bancorp	50,038	2,306,752
Atlantic Capital Bancshares, Inc. (I)	71,666	1,358,071
Bank of America Corp.	237,535	5,603,451
Bank of Ireland (I)	8,973,124	2,244,652
Bank of Marin Bancorp	13,289	855,147
Bankinter SA	51,699	433,505
Bankwell Financial Group, Inc.	25,249	868,313
Banner Corp.	71,439	3,974,866
BNP Paribas SA	8,273	550,519
BOK Financial Corp.	5,405	423,049
Cambridge Bancorp	1,256	81,640
Capstar Financial Holdings, Inc. (I)	12,535	239,042
Chemical Financial Corp.	51,282	2,623,074
Citigroup, Inc.	54,889	3,283,460
Citizens Financial Group, Inc.	155,990	5,389,455
Comerica, Inc.	81,389	5,581,658
County Bancorp, Inc.	19,894	578,120
Danske Bank A/S	134,099	4,572,227
Equity Bancshares, Inc. (I)	9,592	304,738
Equity Bancshares, Inc., Class A (I)	9,679	307,502
Evans Bancorp, Inc.	19,056	731,750
FCB Financial Holdings, Inc., Class A (I)	9,653	478,306
First Business Financial Services, Inc.	31,152	808,706
First Hawaiian, Inc.	53,186	1,591,325
First Merchants Corp.	55,762	2,192,556
Flushing Financial Corp.	54,790	1,472,207
Glacier Bancorp, Inc.	133,927	4,544,143
Great Southern Bancorp, Inc.	13,284	670,842
Great Western Bancorp, Inc.	60,791	2,578,146
Heritage Commerce Corp.	64,021	902,696
Heritage Financial Corp.	21,410	529,898
Horizon Bancorp	11,636	305,096
Independent Bank Corp.	40,133	830,753
JPMorgan Chase & Co.	75,375	6,620,940
KeyCorp	286,243	5,089,401
M&T Bank Corp.	27,339	4,230,163
MB Financial, Inc.	31,225	1,337,055
MidWestOne Financial Group, Inc.	9,785	335,528
MutualFirst Financial, Inc.	1,135	35,809
Nicolet Bankshares, Inc. (I)	4,703	222,640
Northrim BanCorp, Inc.	5,347	160,677
Pinnacle Financial Partners, Inc.	7,059	469,071
QCR Holdings, Inc.	12,814	542,673
Regions Financial Corp.	384,140	5,581,554
Sandy Spring Bancorp, Inc.	45,236	1,854,224
Sierra Bancorp	4,155	113,972
Sun Bancorp, Inc.	46,231	1,128,036
SunTrust Banks, Inc.	104,402	5,773,431
SVB Financial Group (I)	37,077	6,899,659
The Community Financial Corp.	2,213	79,668
The First Bancshares, Inc.	7,722	220,077
The First of Long Island Corp.	20,614	557,609

Financial Industries Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
The PNC Financial Services Group, Inc.	23,673	$2,846,442
TriCo Bancshares	53,715	1,908,494
U.S. Bancorp	125,561	6,466,392
Union Bankshares Corp.	77,013	2,709,317
Wells Fargo & Company	100,141	5,573,848
Xenith Bankshares, Inc. (I)	2,784	70,630
Zions Bancorporation	136,032	5,713,344
		129,502,669
Capital markets - 9.0%
Affiliated Managers Group, Inc.	20,448	3,352,245
Altamir	89,116	1,387,074
Ares Capital Corp.	22,298	387,539
Close Brothers Group PLC	83,902	1,617,370
Fifth Street Finance Corp.	65,630	303,211
Intermediate Capital Group PLC	178,428	1,580,525
Invesco, Ltd.	140,537	4,304,648
KKR & Company LP	69,740	1,271,360
Schroders PLC	98,357	3,732,818
The Bank of New York Mellon Corp.	14,059	664,007
The Blackstone Group LP (L)	38,890	1,155,033
TriplePoint Venture Growth BDC Corp.	31,574	440,142
		20,195,972
Consumer finance - 4.5%
Capital One Financial Corp.	47,355	4,103,784
Discover Financial Services	86,476	5,914,094
		10,017,878
Diversified financial services - 3.4%
Berkshire Hathaway, Inc., Class B (I)	39,042	6,507,521
Cerved Information Solutions SpA	122,386	1,182,895
		7,690,416
Insurance - 15.7%
Aon PLC	33,340	3,957,125
Assured Guaranty, Ltd.	137,363	5,097,541
Chubb, Ltd.	47,795	6,512,069
CNO Financial Group, Inc.	202,426	4,149,733
Gjensidige Forsikring ASA	72,967	1,111,585
James River Group Holdings, Ltd.	47,380	2,030,707
Kinsale Capital Group, Inc.	50,088	1,604,820
Lincoln National Corp.	71,306	4,666,978
Marsh & McLennan Companies, Inc.	37,947	2,803,904
The Hartford Financial Services Group, Inc.	70,430	3,385,570
		35,320,032
Thrifts and mortgage finance - 1.5%
First Defiance Financial Corp.	149	7,377
Provident Financial Services, Inc.	52,728	1,363,019
United Community Financial Corp.	109,288	911,462
United Financial Bancorp, Inc.	53,199	904,915
Westbury Bancorp, Inc. (I)	9,980	208,083
		3,394,856
		206,121,823

101

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate - 3.6%
Equity real estate investment trusts - 2.5%
Hibernia REIT PLC	17,597	$23,357
Prologis, Inc.	55,991	2,904,813
Rexford Industrial Realty, Inc.	39,291	884,833
Vornado Realty Trust	17,794	1,784,916
		5,597,919
Real estate management and development - 1.1%
Kennedy Wilson Europe Real Estate PLC	30,088	355,565
Kennedy-Wilson Holdings, Inc.	89,914	1,996,091
		2,351,656
		7,949,575
TOTAL COMMON STOCKS (Cost $181,262,887)		$214,071,398

PREFERRED SECURITIES - 0.2%
Financials - 0.2%
OFG Bancorp, Series C, 8.750%	489	542,374
TOTAL PREFERRED SECURITIES (Cost $483,267)		$542,374

CORPORATE BONDS - 1.1%
Financials - 1.1%
Cadence Financial Corp. 4.875%, 06/28/2019 (S)	$800,000	784,000
NewStar Financial, Inc. 7.250%, 05/01/2020	1,160,000	1,180,300
Popular, Inc. 7.000%, 07/01/2019	466,000	486,388
		2,450,688
TOTAL CORPORATE BONDS (Cost $2,361,855)		$2,450,688

SECURITIES LENDING COLLATERAL - 0.1%
John Hancock Collateral Trust, 0.9609% (W)(Y)	23,921	239,360
TOTAL SECURITIES LENDING COLLATERAL (Cost $239,371)		$239,360

SHORT-TERM INVESTMENTS - 3.1%
U.S. Government Agency - 3.0%
Federal Home Loan Bank Discount Note 0.325%, 04/03/2017*	$6,844,000	6,843,877
Repurchase agreement - 0.1%
Repurchase Agreement with State Street Corp. dated 03/31/2017 at 0.220% to be repurchased at $122,002 on 04/03/2017, collateralized by $105,000 U.S. Treasury Inflation Indexed Notes, 2.625% due 07/15/2017 (valued at $125,363, including interest)	122,000	122,000

Financial Industries Trust (continued)

SHORT-TERM INVESTMENTS (continued)
TOTAL SHORT-TERM INVESTMENTS (Cost $6,965,877)	$6,965,877
Total Investments (Financial Industries Trust) (Cost $191,313,257) - 99.8%	$224,269,697
Other assets and liabilities, net - 0.2%	420,353
TOTAL NET ASSETS - 100.0%	$224,690,050

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 3-31-17. The value of securities on loan amounted to $234,551.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 3-31-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end

102

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 96.3%
Consumer discretionary - 25.0%
Household durables - 8.4%
Lennar Corp., Class A	831,691	$42,574,262
NVR, Inc. (I)	23,130	48,732,134
Tempur Sealy International, Inc. (I)	1,048,618	48,718,792
		140,025,188
Internet and direct marketing retail - 8.1%
Amazon.com, Inc. (I)	153,502	136,085,663
Leisure products - 4.9%
Polaris Industries, Inc.	973,961	81,617,932
Media - 1.2%
Time Warner, Inc.	211,005	20,617,299
Specialty retail - 2.4%
CarMax, Inc. (I)	362,236	21,451,616
Group 1 Automotive, Inc.	259,141	19,197,165
		40,648,781
		418,994,863
Consumer staples - 6.7%
Beverages - 1.8%
Anheuser-Busch InBev NV, ADR	166,601	18,286,126
Diageo PLC, ADR	100,872	11,658,786
		29,944,912
Food products - 1.9%
Danone SA	482,277	32,806,862
Household products - 3.0%
The Procter & Gamble Company	555,164	49,881,485
		112,633,259
Energy - 5.0%
Energy equipment and services - 1.6%
Schlumberger, Ltd.	346,446	27,057,433
Oil, gas and consumable fuels - 3.4%
Kinder Morgan, Inc.	1,759,242	38,245,921
Suncor Energy, Inc.	610,313	18,767,125
		57,013,046
		84,070,479
Financials - 18.6%
Banks - 4.2%
Bank of America Corp.	1,541,389	36,361,367
CIT Group, Inc.	191,711	8,230,153
Citigroup, Inc.	426,524	25,514,666
		70,106,186
Capital markets - 13.1%
Affiliated Managers Group, Inc.	454,497	74,510,238
AllianceBernstein Holding LP	1,064,579	24,325,630
BlackRock, Inc.	86,074	33,010,240
Morgan Stanley	1,251,803	53,627,241
The Goldman Sachs Group, Inc.	147,762	33,943,887
		219,417,236

Fundamental All Cap Core Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Consumer finance - 1.1%
American Express Company	230,759	$18,255,344
Insurance - 0.2%
American International Group, Inc.	62,727	3,916,047
		311,694,813
Health care - 5.7%
Biotechnology - 2.9%
Amgen, Inc.	300,564	49,313,535
Pharmaceuticals - 2.8%
Novartis AG, ADR	622,204	46,211,091
		95,524,626
Industrials - 8.2%
Electrical equipment - 2.7%
Regal Beloit Corp.	336,373	25,446,617
Sensata Technologies Holding NV (I)	445,236	19,443,454
		44,890,071
Machinery - 0.9%
The Manitowoc Company, Inc. (I)	594,211	3,387,003
Welbilt, Inc. (I)	594,211	11,664,362
		15,051,365
Professional services - 1.8%
IHS Markit, Ltd. (I)	705,686	29,603,528
Trading companies and distributors - 2.8%
United Rentals, Inc. (I)	178,233	22,288,037
WESCO International, Inc. (I)	362,637	25,221,403
		47,509,440
		137,054,404
Information technology - 22.4%
Internet software and services - 11.6%
Alphabet, Inc., Class A (I)	84,416	71,567,885
Facebook, Inc., Class A (I)	623,523	88,571,442
Twitter, Inc. (I)	2,300,268	34,389,007
		194,528,334
Semiconductors and semiconductor equipment - 1.3%
QUALCOMM, Inc.	386,893	22,184,445
Software - 2.2%
Workday, Inc., Class A (I)	452,346	37,671,375
Technology hardware, storage and peripherals - 7.3%
Apple, Inc.	849,647	122,060,288
		376,444,442
Materials - 2.9%
Paper and forest products - 2.9%
Louisiana-Pacific Corp. (I)	1,959,345	48,630,943
Real estate - 1.8%
Equity real estate investment trusts - 1.8%
American Tower Corp.	245,401	29,826,038

103

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
TOTAL COMMON STOCKS (Cost $1,275,874,894)		$1,614,873,867
SHORT-TERM INVESTMENTS - 3.7%
U.S. Government Agency - 3.2%
Federal Agricultural Mortgage Corp. Discount Note, 0.500%, 04/03/2017 *	$4,821,000	$4,821,000
Federal Home Loan Bank Discount Note, 0.323%, 04/03/2017 *	47,896,000	47,895,142
		52,716,142
Repurchase agreement - 0.5%
Barclays Tri-Party Repurchase Agreement dated 03/31/2017 at 0.770% to be repurchased at $3,355,215 on 04/03/2017, collateralized by $3,225,700 U.S. Treasury Bonds, 3.130% due 08/15/2044 (valued at $3,294,905, including interest) and $61,800 U.S. Treasury Inflation Indexed Bonds, 3.880% due 04/15/2029 (valued at $127,459, including interest)	3,355,000	3,355,000
Repurchase Agreement with State Street Corp. dated 03/31/2017 at 0.220% to be repurchased at $5,747,105 on 04/03/2017, collateralized by $4,910,000 U.S. Treasury Inflation Indexed Notes, 2.625% due 07/15/2017 (valued at $5,862,191, including interest)	5,747,000	5,747,000
		9,102,000
TOTAL SHORT-TERM INVESTMENTS (Cost $61,818,008)		$61,818,142
Total Investments (Fundamental All Cap Core Trust) (Cost $1,337,692,902) - 100.0%		$1,676,692,009
Other assets and liabilities, net - 0.0%		151,240
TOTAL NET ASSETS - 100.0%		$1,676,843,249

Security Abbreviations and Legend

ADR	American Depositary Receipts
(I)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

104

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 98.0%
Consumer discretionary - 11.0%
Hotels, restaurants and leisure - 1.4%
McDonald’s Corp.	86,976	$11,272,959
Household durables - 5.4%
Lennar Corp., Class A	331,379	16,963,291
NVR, Inc. (I)	8,318	17,525,028
Tempur Sealy International, Inc. (I)	235,757	10,953,270
		45,441,589
Media - 2.3%
Twenty-First Century Fox, Inc., Class A	596,353	19,315,874
Specialty retail - 1.3%
Group 1 Automotive, Inc.	142,214	10,535,213
Textiles, apparel and luxury goods - 0.6%
Ralph Lauren Corp.	66,464	5,424,792
		91,990,427
Consumer staples - 8.5%
Beverages - 2.7%
Anheuser-Busch InBev NV, ADR	117,748	12,924,020
Heineken Holding NV	118,435	9,407,267
		22,331,287
Food products - 1.1%
Danone SA	127,805	8,693,927
Household products - 1.6%
The Procter & Gamble Company	148,532	13,345,600
Tobacco - 3.1%
Imperial Brands PLC	222,345	10,775,653
Philip Morris International, Inc.	136,272	15,385,109
		26,160,762
		70,531,576
Energy - 11.3%
Oil, gas and consumable fuels - 11.3%
Chevron Corp.	160,204	17,201,103
Exxon Mobil Corp.	344,099	28,219,559
Kinder Morgan, Inc.	934,258	20,310,769
Occidental Petroleum Corp.	263,785	16,713,418
Suncor Energy, Inc.	390,241	11,999,911
		94,444,760
		94,444,760
Financials - 32.4%
Banks - 16.5%
Bank of America Corp.	1,499,659	35,376,956
CIT Group, Inc.	348,555	14,963,466
Citigroup, Inc.	548,498	32,811,150
JPMorgan Chase & Co.	419,308	36,832,015
Wells Fargo & Company	322,489	17,949,738
		137,933,325
Capital markets - 10.6%
Affiliated Managers Group, Inc.	115,324	18,906,217
Invesco, Ltd.	289,895	8,879,484
Morgan Stanley	684,504	29,324,151

Fundamental Large Cap Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc.	136,053	$31,254,095
		88,363,947
Consumer finance - 2.5%
American Express Company	264,251	20,904,897
Insurance - 2.8%
American International Group, Inc.	374,468	23,378,037
		270,580,206
Health care - 10.0%
Biotechnology - 2.1%
Amgen, Inc.	46,641	7,652,389
Gilead Sciences, Inc.	150,997	10,255,716
		17,908,105
Health care equipment and supplies - 3.1%
Danaher Corp.	100,640	8,607,739
Medtronic PLC	208,871	16,826,648
		25,434,387
Health care providers and services - 1.0%
Patterson Companies, Inc.	186,508	8,435,757
Pharmaceuticals - 3.8%
Merck & Company, Inc.	216,108	13,731,502
Novartis AG, ADR	243,504	18,085,042
		31,816,544
		83,594,793
Industrials - 10.7%
Aerospace and defense - 2.5%
United Technologies Corp.	185,242	20,786,005
Electrical equipment - 0.8%
Sensata Technologies Holding NV (I)	158,894	6,938,901
Industrial conglomerates - 2.2%
General Electric Company	624,779	18,618,414
Professional services - 1.0%
Nielsen Holdings PLC	193,382	7,988,610
Road and rail - 2.5%
Union Pacific Corp.	198,994	21,077,444
Trading companies and distributors - 1.7%
United Rentals, Inc. (I)	109,372	13,676,969
		89,086,343
Information technology - 14.1%
Communications equipment - 1.1%
Cisco Systems, Inc.	259,794	8,781,037
Internet software and services - 2.5%
eBay, Inc. (I)	621,765	20,872,651
Semiconductors and semiconductor equipment - 2.2%
QUALCOMM, Inc.	316,510	18,148,683

105

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Software - 3.7%
Microsoft Corp.	265,977	$17,517,245
Oracle Corp.	308,955	13,782,483
		31,299,728
Technology hardware, storage and peripherals - 4.6%
Apple, Inc.	267,557	38,437,239
		117,539,338
TOTAL COMMON STOCKS (Cost $739,896,764)		$817,767,443

SHORT-TERM INVESTMENTS - 1.7%
U.S. Government Agency - 1.5%
Federal Agricultural Mortgage Corp. Discount Note 0.500%, 04/03/2017*	$1,120,000	1,120,000
Federal Home Loan Bank Discount Note 0.323%, 04/03/2017*	11,135,000	11,134,801
		12,254,801
Repurchase agreement - 0.2%
Barclays Tri-Party Repurchase Agreement dated 03/31/2017 at 0.770% to be repurchased at $780,050 on 04/03/2017, collateralized by $779,000 U.S. Treasury Bonds, 3.130% due 08/15/2044 (valued at $795,713 including interest)	780,000	780,000
Repurchase Agreement with State Street Corp. dated 03/31/2017 at 0.220% to be repurchased at $1,336,024 on 04/03/2017, collateralized by $1,145,000 U.S. Treasury Inflation Indexed Notes, 2.625% due 07/15/2017 (valued at $1,367,049, including interest)	1,336,000	1,336,000
		2,116,000
TOTAL SHORT-TERM INVESTMENTS (Cost $14,370,770)		$14,370,801
Total Investments (Fundamental Large Cap Value Trust) (Cost $754,267,534) - 99.7%		$832,138,244
Other assets and liabilities, net - 0.3%		2,191,183
TOTAL NET ASSETS - 100.0%		$834,329,427

Security Abbreviations and Legend

ADR	American Depositary Receipts
(I)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

106

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust

		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 14.9%
U.S. Government - 3.0%
Treasury Inflation Protected Securities
0.125%, 07/15/2022		$211,158	$212,763
0.125%, 07/15/2024 (D)		2,454,048	2,431,250
1.750%, 01/15/2028 (D)		1,506,622	1,704,136
2.500%, 01/15/2029 (D)		8,368,290	10,233,465
U.S. Treasury Bonds
2.875%, 08/15/2045		200,000	193,891
3.000%, 05/15/2045 (D)		700,000	695,707
3.125%, 08/15/2044 (D)		1,300,000	1,324,883
4.625%, 02/15/2040 (D)		600,000	770,461
			17,566,556
U.S. Government Agency - 11.9%
Federal Home Loan Mortgage Corp.
3.000%, TBA (C)		1,000,000	990,898
3.601%, 03/01/2035 (P)		46,453	49,106
Federal National Mortgage Association
2.874%, 05/01/2035 (P)		44,315	46,401
2.887%, 12/01/2034 (P)		107,469	111,391
2.942%, 11/01/2034 (P)		541,890	575,981
3.000%, TBA (C)		39,400,000	38,960,774
3.500%, TBA (C)		27,000,000	27,564,257
4.500%, 08/01/2023 to 09/01/2044		766,375	823,629
Government National Mortgage Association
2.000%, 02/20/2024 to 01/20/2030 (P)		25,875	26,406
2.125%, 04/20/2030 to 06/20/2030 (P)		22,461	23,114
2.250%, 11/20/2023 to 10/20/2026 (P)		32,777	33,327
			69,205,284
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $87,002,821)			$86,771,840

FOREIGN GOVERNMENT OBLIGATIONS - 24.5%
Australia - 0.1%
New South Wales Treasury Corp., Inflation-Linked Bond 2.750%, 11/20/2025	AUD	300,000	330,220
Canada - 2.9%
Government of Canada 1.500%, 12/01/2044	CAD	447,976	404,234
Province of Alberta
1.250%, 06/01/2020		2,700,000	2,025,188
2.350%, 06/01/2025		2,700,000	2,035,278
Province of British Columbia 2.300%, 06/18/2026		1,400,000	1,052,592
Province of Ontario
2.400%, 06/02/2026		100,000	75,278
2.500%, 04/27/2026		$800,000	781,714
3.500%, 06/02/2024	CAD	5,100,000	4,186,460

Global Bond Trust (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Canada (continued)
Province of Quebec
2.750%, 08/25/2021		$1,200,000	$1,227,265
3.000%, 09/01/2023	CAD	1,700,000	1,357,635
4.250%, 12/01/2021		4,500,000	3,781,340
			16,926,984
Czech Republic - 0.0%
Czech Republic 1.200%, 07/23/2017(P)	CZK	3,000,000	119,273
			119,273
France - 2.2%
Government of France
1.250%, 05/25/2036 (S)	EUR	4,600,000	4,572,593
3.250%, 05/25/2045		5,900,000	8,026,600
			12,599,193
Greece - 0.2%
Republic of Greece 3.800%, 08/08/2017	JPY	130,000,000	1,114,908
Italy - 2.2%
Republic of Italy
2.450%, 09/01/2033 (S)	EUR	2,300,000	2,370,510
2.700%, 03/01/2047 (S)		2,300,000	2,200,088
2.800%, 03/01/2067 (S)		1,600,000	1,435,254
3.250%, 09/01/2046 (S)		5,800,000	6,187,439
6.000%, 08/04/2028 GBP		600,000	927,106
			13,120,397
Japan - 5.6%
Government of Japan
0.500%, 09/20/2046	JPY	370,000,000	3,042,026
1.400%, 09/20/2034		190,000,000	1,964,869
1.600%, 03/20/2033		1,610,000,000	17,145,856
2.200%, 09/20/2026		500,000,000	5,400,993
Japan Bank for International Cooperation 2.000%, 11/04/2021		$1,200,000	1,171,054
Japan Finance Organization for Municipalities 2.125%, 04/13/2021(S)		2,500,000	2,460,313
Tokyo Metropolitan World Government 2.000%, 05/17/2021(S)		1,200,000	1,168,945
			32,354,056
Kuwait - 0.9%
State of Kuwait
2.750%, 03/20/2022 (S)		1,200,000	1,202,460
3.500%, 03/20/2027 (S)		3,800,000	3,842,750
			5,045,210
New Zealand - 0.9%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	6,300,000	4,654,704
6.000%, 12/15/2017		600,000	432,618
			5,087,322

107

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Norway - 0.1%
Government of Norway
3.750%, 05/25/2021(S)	NOK	3,800,000	$492,996
Poland - 0.2%
Republic of Poland
2.250%, 04/25/2022	PLN	4,600,000	1,125,133
3.250%, 07/25/2025		100,000	25,158
			1,150,291
Qatar - 0.1%
Government of Qatar
4.625%, 06/02/2046(S)		$600,000	615,000
			615,000
Saudi Arabia - 1.0%
Kingdom of Saudi Arabia
2.375%, 10/26/2021 (S)		5,500,000	5,403,750
3.250%, 10/26/2026 (S)		600,000	583,200
			5,986,950
Slovenia - 3.2%
Republic of Slovenia
4.125%, 02/18/2019		2,550,000	2,641,828
4.125%, 02/18/2019 (S)		1,600,000	1,657,590
4.750%, 05/10/2018		1,700,000	1,755,267
5.250%, 02/18/2024		2,600,000	2,921,558
5.250%, 02/18/2024 (S)		5,100,000	5,724,811
5.500%, 10/26/2022		1,800,000	2,022,151
5.850%, 05/10/2023		1,700,000	1,952,040
			18,675,245
Spain - 2.1%
Autonomous Community of Catalonia
4.750%, 06/04/2018	EUR	800,000	887,877
4.900%, 09/15/2021		850,000	952,583
4.950%, 02/11/2020		1,300,000	1,482,228
Autonomous Community of Madrid Spain
4.125%, 05/21/2024		1,800,000	2,283,497
Kingdom of Spain 1.950%, 04/30/2026(S)		6,100,000	6,757,086
			12,363,271
United Kingdom - 2.8%
Government of United Kingdom
3.250%, 01/22/2044	GBP	3,700,000	6,093,799
3.500%, 01/22/2045		1,100,000	1,903,777
4.250%, 12/07/2040		4,000,000	7,453,304
4.750%, 12/07/2038		600,000	1,168,234
			16,619,114
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $145,025,201)			$142,600,430

CORPORATE BONDS - 32.2%
Australia - 0.4%
Westpac Banking Corp.
1.850%, 11/26/2018(S)		$2,300,000	2,309,101

Global Bond Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Belgium - 0.3%
KBC Bank NV (8.000% to
01/25/2018, then 5 Year U.S.
Swap Rate + 7.097%)
01/25/2018		$1,600,000	$1,675,520
Brazil - 0.4%
Petrobras Global Finance BV
4.375%, 05/20/2023		800,000	758,000
8.375%, 05/23/2021		1,600,000	1,810,000
			2,568,000
Canada - 0.7%
Royal Bank of Canada
2.300%, 03/22/2021		1,600,000	1,601,312
The Bank of Nova Scotia
1.875%, 04/26/2021		2,200,000	2,156,770
			3,758,082
Cayman Islands - 0.2%
Preferred Term Securities XXVI, Ltd. 1.431%, 09/22/2037(P) (S)		1,324,763	1,039,939
			1,039,939
Denmark - 8.4%
BRFkredit A/S
2.000%, 10/01/2047	DKK	2,587,182	363,206
Nordea Kredit Realkreditaktieselskab
1.000%, 04/01/2018		10,200,000	1,480,698
2.000%, 10/01/2017 to 10/01/2047		15,766,111	2,261,121
2.500%, 10/01/2037 to 10/01/2047		4,048,980	593,629
Nykredit Realkredit A/S
1.000%, 04/01/2017 to 04/01/2018		51,200,000	7,391,604
2.000%, 07/01/2017 to 10/01/2047		54,923,828	7,910,352
2.500%, 10/01/2037 to 10/01/2047		64,975,972	9,534,440
3.000%, 10/01/2047		96,623	14,444
6.000%, 10/01/2029		43,034	7,390
Realkredit Danmark A/S
0.760%, 01/01/2038 (P)		245,567	36,992
1.000%, 04/01/2017 to 04/01/2018		55,100,000	7,937,063
2.000%, 04/01/2017 to 10/01/2047		45,120,818	6,462,642
2.500%, 10/01/2037 to 10/01/2047		34,653,482	5,107,650
			49,101,231
France - 1.5%
Credit Agricole SA (8.125% to 09/19/2018, then 5 Year U.S. Swap Rate + 6.283%) 09/19/2018		$1,480,000	1,587,418
Dexia Credit Local SA
0.750%, 01/25/2023	EUR	700,000	754,120

108

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
France (continued)
1.875%, 09/15/2021 (S)		$3,100,000	$2,989,742
2.000%, 01/22/2021	EUR	900,000	1,025,565
2.250%, 02/18/2020 (S)		$2,600,000	2,594,662
			8,951,507
Germany - 0.7%
Deutsche Bank AG
1.350%, 05/30/2017		1,500,000	1,499,469
4.250%, 10/14/2021 (S)		2,700,000	2,766,874
			4,266,343
Greece - 0.0%
Hellenic Railways Organization SA 5.014%, 12/27/2017	EUR	100,000	101,746
Guernsey, Channel Islands - 0.1%
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 06/09/2023		$400,000	401,480
			401,480
Ireland - 0.4%
Bank of Ireland (7.375% to 06/18/2020, then 5 Year Euro Swap Rate + 6.956%) 06/18/2020(Q)	EUR	800,000	914,034
Shire Acquisitions Investments Ireland DAC
1.900%, 09/23/2019		$1,000,000	992,025
2.400%, 09/23/2021		500,000	489,644
			2,395,703
Italy - 0.5%
Banca Carige SpA 3.875%, 10/24/2018	EUR	2,800,000	3,115,022
Ivory Coast - 0.4%
African Development Bank 5.250%, 03/23/2022	AUD	2,900,000	2,461,263
Japan - 1.6%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.700%, 03/05/2018(S)		$900,000	899,994
Mitsubishi UFJ Financial Group, Inc. 2.950%, 03/01/2021		600,000	605,351
Mizuho Financial Group, Inc. 2.953%, 02/28/2022		1,800,000	1,800,011
Sumitomo Mitsui Financial Group, Inc.
2.058%, 07/14/2021		3,100,000	3,017,354
2.786%, 03/09/2021 (P)		3,100,000	3,199,637
			9,522,347
Jersey, Channel Islands - 0.1%
HSBC Capital Funding Dollar 1 LP 10.176%, 06/30/2030(P) (Q) (S)		500,000	764,000
Netherlands - 2.2%
Cooperatieve Rabobank UA 6.875%, 03/19/2020	EUR	650,000	818,217
ING Bank NV

Global Bond Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Netherlands (continued)
2.625%, 12/05/2022 (S)		$1,800,000	$1,794,501
2.625%, 12/05/2022		3,500,000	3,487,841
ING Bank NV (4.125% to 11/21/2018, then 5 Year U.S. ISDAFIX + 2.700%) 11/21/2018		2,900,000	2,957,710
ING Groep NV 2.302%, 03/29/2022(P)		300,000	300,449
LeasePlan Corp. NV 2.875%, 01/22/2019(S)		600,000	602,515
Stichting AK Rabobank Certificaten 6.500%, 03/29/2166(Q)	EUR	1,000,000	1,204,844
Teva Pharmaceutical Finance Netherlands III BV 1.700%, 07/19/2019		$1,400,000	1,383,911
			12,549,988
Norway - 0.3%
DNB Boligkreditt AS 2.500%, 03/28/2022(S)		1,500,000	1,497,956
			1,497,956
Portugal - 0.1%
Novo Banco SA 5.000%, 05/23/2019	EUR	300,000	292,552
Russia - 0.4%
Gazprom OAO 9.250%, 04/23/2019		$1,900,000	2,131,276
Spain - 0.3%
Banco Santander SA (6.250% to 09/11/2021, then 5 Year Euro Swap Rate + 5.640%) 09/11/2021(Q)	EUR	1,400,000	1,474,851
			1,474,851
Sweden - 0.8%
Svenska Handelsbanken AB 2.302%, 03/30/2021(P)		$3,700,000	3,775,043
Swedbank AB 2.200%, 03/04/2020(S)		700,000	698,935
			4,473,978
United Kingdom - 5.6%
Barclays Bank PLC 7.625%, 11/21/2022		1,400,000	1,531,180
Barclays Bank PLC (7.750% to 04/10/2018, then 5 Year U.S. Swap Rate + 6.833%) 04/10/2018		5,000,000	5,246,250
Barclays PLC 7.000%, 09/15/2019(P) (Q)	GBP	400,000	499,271
Barclays PLC (6.500% to 09/15/2019, then 5 Year Euro Swap Rate + 5.875%) 09/15/2019(Q)	EUR	600,000	650,180

109

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United Kingdom (continued)
Barclays PLC (8.000% to 12/15/2020, then 5 Year Euro Swap Rate + 6.750%) 12/15/2020(Q)	EUR	1,300,000	$1,501,254
Barclays PLC (8.250% to 12/15/2018, then 5 year U.S. Swap Rate + 6.705%) 12/15/2018(Q)		$600,000	630,482
Co-operative Group Holdings 2011, Ltd. 5.625%, 07/08/2020(P)	GBP	700,000	982,197
European Bank for Reconstruction & Development 0.500%, 12/21/2023	AUD	200,000	124,769
HBOS Capital Funding LP (9.540% to 03/19/2018, then GBPLIBOR + 6.750%) 03/19/2018(Q)	GBP	1,700,000	2,247,064
HBOS PLC
1.800%, 09/06/2017 (P)		$1,700,000	1,696,631
5.374%, 06/30/2021	EUR	1,400,000	1,762,555
Lehman Brothers International Europe 1.000%, 12/31/2031 (I)	GBP	147,889	66,705
Lloyds Banking Group PLC (7.625% to 06/27/2023, then 5 Year British Pound Swap Rate + 5.010%) 06/27/2023(Q)		2,100,000	2,862,674
Lloyds Banking Group PLC (7.875% to 06/27/2029, then 5 Year British Pound Swap Rate + 4.830%) 06/27/2029(Q)		200,000	277,580
Royal Bank of Scotland Group PLC 2.500%, 03/22/2023	EUR	1,200,000	1,324,172
Royal Bank of Scotland Group PLC (6.990% to 10/05/2017, then 3 month LIBOR + 2.670%) 10/05/2017(Q) (S)		$1,600,000	1,800,000
Royal Bank of Scotland Group PLC (8.000% to 08/10/2025, then 5 Year U.S. Swap Rate + 5.720%) 08/10/2025(Q)		1,100,000	1,091,750
Santander UK Group Holdings PLC 4.750%, 09/15/2025(S)		2,000,000	1,995,652
Santander UK Group Holdings PLC (7.375% to 06/24/2022, then 5 Year British Pound Swap Rate + 5.543%) 06/24/2022(Q)	GBP	200,000	261,581
Tesco PLC
5.000%, 03/24/2023		100,000	138,264
5.125%, 04/10/2047	EUR	800,000	862,804
6.125%, 02/24/2022	GBP	1,450,000	2,090,441

Global Bond Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United Kingdom (continued)
Virgin Media Secured Finance PLC 5.000%, 04/15/2027(S)	GBP	1,000,000	$1,263,303
Virgin Money PLC 2.250%, 04/21/2020		1,400,000	1,792,280
			32,699,039

United States - 6.8%
AbbVie, Inc. 2.300%, 05/14/2021		$1,300,000	1,283,551
Ally Financial, Inc. 3.600%, 05/21/2018		2,600,000	2,632,500
American International Group, Inc. 3.900%, 04/01/2026		1,500,000	1,502,697
Citigroup, Inc. 2.650%, 10/26/2020		1,600,000	1,610,141
Ford Motor Credit Company LLC
1.897%, 08/12/2019		2,000,000	1,980,752
2.875%, 10/01/2018		600,000	607,064
5.875%, 08/02/2021		300,000	333,604
Hyundai Capital America 2.550%, 02/06/2019(S)		1,200,000	1,206,124
Marriott International, Inc. 6.750%, 05/15/2018		3,000,000	3,159,921
MUFG Americas Holdings Corp. 3.000%, 02/10/2025		3,500,000	3,385,375
Nissan Motor Acceptance Corp. 2.000%, 03/08/2019(S)		1,500,000	1,500,024
OneMain Financial Holdings LLC
6.750%, 12/15/2019 (S)		300,000	313,500
7.250%, 12/15/2021 (S)		200,000	209,500
Pricoa Global Funding I 2.200%, 06/03/2021(S)		1,500,000	1,478,529
Springleaf Finance Corp. 6.000%, 06/01/2020		1,400,000	1,421,000
Tesoro Logistics LP 6.125%, 10/15/2021		2,200,000	2,301,750
The Cleveland Electric Illuminating Company 5.700%, 04/01/2017		1,560,000	1,560,000
The Southern Company 2.350%, 07/01/2021		800,000	785,421
Time Warner Cable LLC 5.000%, 02/01/2020		1,500,000	1,597,238
UnitedHealth Group, Inc. 3.750%, 07/15/2025		1,600,000	1,670,746
Verizon Communications, Inc.
3.125%, 03/16/2022		1,400,000	1,404,651
4.125%, 03/16/2027		1,200,000	1,220,592
Volkswagen Group of America Finance LLC 2.125%, 05/23/2019(S)		1,400,000	1,395,751
WEA Finance LLC 3.750%, 09/17/2024(S)		200,000	202,290
Wells Fargo & Company
2.153%, 01/24/2023 (P)		1,400,000	1,415,639
2.269%, 10/31/2023 (P)		2,100,000	2,138,512

110

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Zimmer Biomet Holdings, Inc. 3.150%, 04/01/2022		$1,500,000	$1,505,319
			39,822,191
TOTAL CORPORATE BONDS (Cost $190,272,173)			$187,373,115

TERM LOANS (M) - 0.4%

United States - 0.4%
Energy Future Intermediate Holding Company LLC 4.304%, 06/30/2017		2,200,000	2,196,326
Las Vegas Sands LLC 2.980%, 12/19/2020		98,985	99,012
			2,295,338
TOTAL TERM LOANS (Cost $2,299,727)			$2,295,338

MUNICIPAL BONDS - 0.1%
Iowa Tobacco Settlement Authority, Series A 6.500%, 06/01/2023		255,000	254,967
TOTAL MUNICIPAL BONDS (Cost $255,000)			$254,967

COLLATERALIZED MORTGAGE OBLIGATIONS - 10.5%
Canada - 0.4%
Canada Mortgage & Housing Corp. (Merrill Lynch)
Series 98001212, 1.011%, 06/01/2020 (P)	CAD	631,323	471,704
Series 98001247, 1.211%, 07/01/2020 (P)		1,674,056	1,256,413
Series 98001289, 1.211%, 08/01/2020 (P)		573,232	430,175
			2,158,292
Italy - 0.4%
Berica ABS SRL, Series 2011-1, Class A1 0.019%, 12/31/2055(P)	EUR	394,482	419,481
Casa D’este Finance SRL, Series 1, Class 1A2 0.020%, 09/15/2040(P)		425,272	449,823
Creso SRL, Series 2, Class A 0.370%, 12/30/2060(P)		1,731,250	1,847,368
			2,716,672
United Kingdom - 1.9%
Alba PLC, Series 2006-2, Class A3A 0.514%, 12/15/2038(P)	GBP	214,830	254,337
Business Mortgage Finance 7 PLC, Series 7X, Class A1 2.358%, 02/15/2041(P)		784,318	936,423

Global Bond Trust (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United Kingdom (continued)
Eurosail-UK PLC, Series 2007-3X, Class A3A 1.294%, 06/13/2045(P)	GBP	1,660,715	$1,994,910
Great Hall Mortgages PLC, Series 2007-1, Class A2A 0.472%, 03/18/2039(P)		1,047,637	1,281,038
Mansard Mortgages PLC, Series 2007-2X, Class A1 0.994%, 12/15/2049(P)		4,657,351	5,668,199
Uropa Securities PLC
Series 2008-1, Class A, 0.547%, 06/10/2059 (P)		392,036	468,727
Series 2008-1, Class B, 1.097%, 06/10/2059 (P)		74,992	84,309
Series 2008-1, Class M1, 0.697%, 06/10/2059 (P)		90,180	104,956
Series 2008-1, Class M2, 0.897%, 06/10/2059 (P)		71,195	81,686
			10,874,585
United States - 7.8%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1 3.362%, 09/25/2035(P)		$83,765	69,448
American Home Mortgage Investment Trust, Series 2004-3, Class 5A 3.225%, 10/25/2034(P)		19,704	19,724
Banc of America Alternative Loan Trust, Series 2006-3, Class 5CB1 6.500%, 04/25/2036		1,853,992	1,502,464
Banc of America Funding Corp.
Series 2005-E , Class 1A1, 1.268%, 05/20/2035 (P)		232,608	163,403
Series 2006-J, Class 4A1, 3.500%, 01/20/2047 (P)		105,544	91,635
Banc of America Mortgage Securities, Inc., Series 2005-B, Class 2A2 3.605%, 03/25/2035(P)		530,149	514,294
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-6, Class 1A1, 2.960%, 08/25/2033 (P)		53,283	53,594
Series 2003-7, Class 6A, 3.204%, 10/25/2033 (P)		61,096	61,418
Series 2003-9, Class 2A1, 3.510%, 02/25/2034 (P)		12,391	12,430
Series 2004-2, Class 22A, 3.389%, 05/25/2034 (P)		124,768	120,244
Series 2004-2, Class 23A, 3.082%, 05/25/2034 (P)		54,453	50,793
Series 2004-9, Class 22A1, 3.549%, 11/25/2034 (P)		46,910	46,905
Series 2005-12, Class 23A1, 3.288%, 02/25/2036 (P)		624,327	527,492

111

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
Series 2005-2, Class A1, 3.260%, 03/25/2035 (P)	$668,035	$672,199
Series 2005-2, Class A2, 3.636%, 03/25/2035 (P)	574,606	579,045
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1, 3.272%, 09/25/2035 (P)	747,631	639,430
Series 2005-9, Class 24A1, 3.236%, 11/25/2035 (P)	580,625	476,009
Bear Stearns Structured Products, Inc. Trust, Series 2007-R6, Class 1A1 3.504%, 01/26/2036(P)	1,410,669	1,283,729
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1, 2.690%, 09/25/2035 (P)	212,684	219,049
Series 2005-7, Class 1A2, 3.022%, 09/25/2035 (P)	1,339,929	1,168,091
Countrywide Alternative Loan Trust
Series 2005-21CB, Class A3, 5.250%, 06/25/2035	110,218	102,475
Series 2005-56, Class 2A2, 2.592%, 11/25/2035 (P)	73,240	63,639
Series 2005-56, Class 2A3, 2.052%, 11/25/2035 (P)	87,828	74,210
Series 2006-OA9, Class 2A1B, 1.178%, 07/20/2046 (P)	348,591	182,316
Series 2007-11T1, Class A12, 1.332%, 05/25/2037 (P)	288,640	151,803
Series 2007-16CB, Class 5A1, 6.250%, 08/25/2037	134,178	116,497
Series 2007-OA11, Class A1B, 1.888%, 11/25/2047 (P)	1,862,849	1,426,037
Series 2007-OA3, Class 1A1, 1.122%, 04/25/2047 (P)	3,039,973	2,600,812
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-12, Class 11A1, 3.155%, 08/25/2034 (P)	37,701	32,196
Series 2004-22, Class A3, 3.097%, 11/25/2034 (P)	147,270	144,230
Series 2004-HYB5, Class 2A1, 3.077%, 04/20/2035 (P)	38,113	37,893
Series 2004-25, Class 1A1, 1.642%, 02/25/2035 (P)	30,083	26,168
Series 2004-25, Class 2A1, 1.662%, 02/25/2035 (P)	47,604	41,564
Series 2005-2, Class 2A1, 1.622%, 03/25/2035 (P)	58,710	52,835
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-AR18, Class 2A3, 2.809%, 07/25/2033 (P)	8,570	8,459
Series 2003-AR20, Class 2A1, 2.975%, 08/25/2033 (P)	96,422	95,699

Global Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
Series 2003-8, Class 5A1, 6.500%, 04/25/2033	$14,140	$14,363
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2AB3 1.288%, 10/19/2036(P)	1,357,605	742,968
Federal Home Loan Mortgage Corp.
Series 4579, Class FD, 1.130%, 01/15/2038 (P)	1,141,797	1,137,120
Series 4579, Class SD IO, 1.788%, 01/15/2038	1,141,797	65,633
Series T-62, Class 1A1, 1.814%, 10/25/2044 (P)	973,996	983,662
Federal National Mortgage Association
Series 2002-W8, Class F, 1.382%, 09/25/2032 (P)	2,022	2,021
Series 2004-W2, Class 5AF, 1.332%, 03/25/2044 (P)	32,427	32,387
Series 2006-48, Class TF, 1.382%, 06/25/2036 (P)	65,494	65,394
Series 2009-104, Class FA, 1.782%, 12/25/2039 (P)	502,142	509,522
Series 2011-53, Class FT, 1.562%, 06/25/2041 (P)	2,090,388	2,103,345
Series 2013-130, Class FB, 1.432%, 01/25/2044 (P)	338,840	340,436
First Horizon Mortgage Pass Through Trust, Series 2005-AR3, Class 2A1 2.972%, 08/25/2035(P)	63,620	54,865
First Republic Mortgage Loan Trust, Series 2001-FRB1, Class A 1.262%, 11/15/2031(P)	37,898	36,408
GMACM Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A 3.660%, 06/25/2034(P)	16,186	15,835
Government National Mortgage Association, Series 2004-68, Class ZC 6.000%, 08/20/2034	1,741,274	1,965,013
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1 1.162%, 01/25/2037(P)	215,075	182,184
GreenPoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1 3.674%, 10/25/2033(P)	11,238	11,086
GS Mortgage Securities Trust, Series 2012-GCJ9, Class XA IO 2.278%, 11/10/2045	4,187,627	315,086
GSR Mortgage Loan Trust, Series 2003-1, Class A2 2.560%, 03/25/2033(P)	48,598	47,912
HarborView Mortgage Loan Trust

112

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
Series 2003-1, Class A, 3.105%, 05/19/2033 (P)	$95,978	$94,120
Series 2005-4, Class 3A1, 3.163%, 07/19/2035 (P)	36,856	32,474
IndyMac Index Mortgage Loan Trust, Series 2004-AR11, Class 2A 3.024%, 12/25/2034(P)	53,383	50,268
JPMorgan Alternative Loan Trust
Series 2006-A5, Class 1A4, 1.222%, 10/25/2036 (P)	3,891,950	3,307,350
Series 2006-A6, Class 2A1, 5.500%, 11/25/2036 (P)	3,154	2,320
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1, 2.822%, 11/25/2033 (P)	49,518	47,128
Series 2006-S2, Class 1A3, 5.500%, 07/25/2036	318,837	287,148
Series 2007-A1, Class 5A6, 3.420%, 07/25/2035 (P)	256,836	242,891
Series 2007-A1, Class 5A5, 3.420%, 07/25/2035 (P)	282,520	282,848
MASTR Adjustable Rate Mortgages Trust, Series 2007-HF1, Class A1 1.222%, 05/25/2037(P)	263,139	162,917
Merrill Lynch Mortgage Investors Trust
Series 2003-A2, Class 1A1, 2.991%, 02/25/2033 (P)	106,574	102,270
Series 2005-2, Class 1A, 2.543%, 10/25/2035 (P)	365,332	363,910
Series 2005-3, Class 4A, 1.232%, 11/25/2035 (P)	360,911	339,202
Series 2005-A10, Class A, 1.192%, 02/25/2036 (P)	2,548,850	2,423,074
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3 5.861%, 08/12/2049(P)	2,242,294	2,251,817
MRFC Mortgage Pass Through Trust, Series 2000-TBC3, Class A1 1.352%, 12/15/2030(P)	25,172	24,006
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 1A, 1.432%, 10/07/2020 (P)	1,510,202	1,511,853
Series 2010-R2, Class 1A, 1.148%, 11/06/2017 (P)	3,263,865	3,264,405
Residential Accredit Loans Trust
Series 2006-QA2, Class 2A1, 4.797%, 02/25/2036 (P)	495,978	400,167
Series 2006-QO6, Class A1, 1.162%, 06/25/2046 (P)	1,649,626	705,990
Series 2007-QH4, Class A2, 1.212%, 05/25/2037 (P)	190,844	45,831

Global Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
Series 2007-QO2, Class A1, 1.132%, 02/25/2047 (P)	$460,577	$273,112
Residential Asset Securitization Trust
Series 2005-A15, Class 3A1, 5.750%, 02/25/2036	1,868,785	1,789,880
Series 2006-R1, Class A2, 1.382%, 01/25/2046 (P)	423,738	191,911
Residential Funding Mortgage Securities Trust, Series 2005-SA4, Class 1A21 3.504%, 09/25/2035(P)	114,762	89,984
Sequoia Mortgage Trust
Series 5, Class A, 1.678%, 10/19/2026 (P)	13,805	13,448
Series 2003-4, Class 2A1, 1.328%, 07/20/2033 (P)	93,048	87,019
Sovereign Commercial Mortgage Securities Trust, Series 2007-C1, Class D 6.096%, 07/22/2030(P) (S)	96,373	96,189
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A1, 3.379%, 02/25/2034 (P)	92,194	91,887
Series 2004-12, Class 7A1, 3.310%, 09/25/2034 (P)	154,995	155,666
Series 2004-4, Class 3A2, 3.309%, 04/25/2034 (P)	179,885	178,688
Series 2005-18, Class 6A1, 3.301%, 09/25/2035 (P)	211,507	186,653
Structured Asset Mortgage Investments, Inc.
Series 2006-AR5, Class 1A1, 1.192%, 05/25/2036 (P)	470,520	358,084
Series 2004-AR3, Class 1A2, 1.558%, 07/19/2034 (P)	40,885	40,174
Thornburg Mortgage Securities Trust
Series 2003-5, Class 1A, 2.687%, 10/25/2043 (P)	560,257	544,775
Series 2007-2, Class A1, 2.232%, 06/25/2037 (P)	640,426	581,953
Series 2007-2, Class A2A, 1.112%, 06/25/2037 (P)	564,552	537,939
Series 2007-2, Class A3A, 5.750%, 06/25/2037 (P)	671,919	640,049
Series 2007-3, Class 2A1, 2.994%, 06/25/2047 (P)	162,159	145,661
Series 2007-3, Class 3A1, 2.994%, 06/25/2047 (P)	295,438	263,358
Series 2007-3, Class 4A1, 5.750%, 06/25/2047 (P)	226,179	200,375
WaMu Mortgage Pass-Through Certificates
Series 2002-AR17, Class 1A, 1.838%, 11/25/2042 (P)	223,626	207,197

113

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
Series 2002-AR2, Class A, 1.866%, 02/27/2034 (P)	$34,031	$33,371
Series 2003-AR5, Class A7, 2.840%, 06/25/2033 (P)	51,852	52,390
Series 2005-AR2, Class 2A1A, 1.292%, 01/25/2045 (P)	36,726	35,282
Series 2006-AR5, Class 3A, 1.578%, 07/25/2046 (P)	265,121	176,151
WFRBS Commercial Mortgage Trust, Series 2013-C11, Class XA IO 1.355%, 03/15/2045(S)	10,864,353	526,399
		45,493,053
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $64,705,621)		$61,242,602

ASSET BACKED SECURITIES - 9.3%
Cayman Islands - 4.2%
ACAS CLO, Ltd., Series 2014-1A, Class AR 2.215%, 07/18/2026(P) (S)	1,400,000	1,399,829
Atlas Senior Loan Fund VI, Ltd., Series 2014-6A, Class AR 2.284%, 10/15/2026(P) (S)	1,400,000	1,399,510
Blue Hill CLO, Ltd., Series 2013-1A, Class AR 2.203%, 01/15/2026(P) (S)	1,400,000	1,399,916
Bowman Park CLO, Ltd., Series 2014-1A, Class AR 2.233%, 11/23/2025(P) (S)	1,400,000	1,399,989
CIFC Funding, Ltd, Series 2014-2A, Class A1LR 2.235%, 05/24/2026(P) (S)	1,400,000	1,400,913
Hildene CLO I, Ltd., Series 2013-1A, Class AR 1.000%, 01/17/2026(P) (S)	2,900,000	2,900,000
Jamestown CLO V, Ltd., Series 2014-5A, Class AR 2.373%, 01/17/2027(P) (S)	2,900,000	2,900,000
Nelder Grove CLO, Ltd., Series 2014-1A, Class A1R 2.300%, 08/28/2026(P) (S)	1,400,000	1,399,987
NewMark Capital Funding CLO, Ltd., Series 2014-2A, Class A1R 2.372%, 06/30/2026(P) (S)	1,400,000	1,406,300
Oak Hill Credit Partners X, Ltd., Series 2014-10A, Class AR 2.077%, 07/20/2026(P) (S)	2,900,000	2,900,000
Oaktree CLO, Ltd., Series 2014-2A, Class A1AR 2.250%, 10/20/2026(P) (S)	2,900,000	2,913,050
Octagon Investment Partners XIX, Ltd., Series 2014-1A, Class AR 2.069%, 04/15/2026(P) (S)	1,400,000	1,400,000

Global Bond Trust (continued)

		Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Cayman Islands (continued)
TICP CLO, Ltd., Series 2014-3A, Class AR 1.000%, 01/20/2027		$1,650,000	$1,650,000
			24,469,494
Ireland - 0.2%
CVC Cordatus Loan Fund IV, Ltd., Series 4A, Class AR 0.780%, 01/24/2028(P) (S)	EUR	1,100,000	1,172,306
Luxembourg - 0.0%
Penta CLO SA, Series 2007-1X, Class A1 0.001%, 06/04/2024(P)		42,413	45,223
Netherlands - 0.3%
Highlander Euro CDO III BV, Series 2007-3A, Class A 4.346%, 05/01/2023(P) (S)		408,657	435,079
Panther CDO V BV, Series 2015-A, Class A1 0.082%, 10/15/2084(P) (S)		216,104	228,520
Wood Street CLO IV BV, Series IV-A, Class C 0.358%, 09/25/2022(P) (S)		1,300,000	1,383,719
			2,047,318
United States - 4.6%
ACE Securities Corp. Home Equity Loan Trust, Series 2005-A, Class M1 1.662%, 09/25/2035(P)		$1,608,699	1,386,211
Amortizing Residential Collateral Trust, Series 2002-BC4, Class A 1.562%, 07/25/2032(P)		6,344	6,033
Amresco Residential Securities Corp. Mortgage Loan Trust, Series 1999-1, Class A 1.922%, 06/25/2029(P)		27,650	26,098
Countrywide Asset-Backed Certificates
Series 2006.22, Class 1A, 1.122%, 06/25/2035 (P)		1,595,504	1,252,135
Series 2007-BC2, Class 1A, 1.182%, 06/25/2037 (P)		2,789,352	2,046,900
Series 2007-6, Class 2A3, 1.202%, 09/25/2037 (P)		2,238,438	1,835,092
CWABS Asset-Backed Certificates Trust, Series 2005-4CWL, Class MV5 1.652%, 10/25/2035(P)		2,100,000	1,888,825
First Alliance Mortgage Loan Trust, Series 1997-4, Class A3 1.438%, 12/20/2027(P)		877	874
Home Equity Asset Trust, Series 2002-1, Class A4 1.582%, 11/25/2032(P)		1,283	1,111

114

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
United States (continued)
HSI Asset Securitization Corp. Trust, Series 2007-HE2, Class 2A3 1.242%, 04/25/2037(P)	$2,251,536	$1,327,437
Mastr Asset Backed Securities Trust, Series 2006-WMC3, Class A5 1.222%, 08/25/2036(P)	5,639,040	2,755,872
Morgan Stanley ABS Capital I, Inc. Trust
Series 2006-HE6, Class A2B, 1.082%, 09/25/2036 (P)	1,251,606	605,204
Series 2007-NC3, Class A2B, 1.122%, 05/25/2037 (P)	2,556,194	1,813,014
Series 2006-HE4, Class A4, 1.222%, 06/25/2036 (P)	2,145,287	1,420,874
Novastar Mortgage Funding Trust, Series 2007-1, Class A1A 1.112%, 03/25/2037(P)	2,250,780	1,493,304
RAMP Series Trust, Series 2006-NC2, Class M1 1.342%, 02/25/2036(P)	2,400,000	1,877,813
Renaissance Home Equity Loan Trust
Series 2002-3, Class M2, 3.532%, 12/25/2032 (P)	448,847	426,817
Series 2006-3, Class AF6, 5.731%, 11/25/2036 (P)	2,714,159	1,626,894
Residential Asset Mortgage Products, Inc. Trust, Series 2002-RS3 1.542%, 06/25/2032(P)	10,356	9,796
Residential Asset Securities Corp. Trust, Series 2002-KS4, Class AIIB 1.482%, 07/25/2032(P)	22,058	20,019
Securitized Asset Backed Receivables LLC Trust, Series 2007-NC1, Class A2A 1.032%, 12/25/2036(P)	49,291	28,180
Small Business Administration Participation Certificates, Series 2000-20K, Class 1 7.220%, 11/01/2020	11,219	11,810
Structured Asset Investment Loan Trust, Series 2006-4, Class A2 1.112%, 07/25/2036(P)	1,915,591	1,389,244
WaMu Asset-Backed Certificates, Series 2007-HE2, Class 2A4 1.342%, 04/25/2037(P)	7,105,966	3,427,284
		26,676,841
TOTAL ASSET BACKED SECURITIES (Cost $55,002,761)		$54,411,182

COMMON STOCKS - 0.0%
United States - 0.0%
Rescap Liquidating Trust (I)	5,054	54,078

Global Bond Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
TOTAL COMMON STOCKS (Cost $15,920)		$54,078

PREFERRED SECURITIES - 0.1%
United States - 0.1%
Navient Corp., 4.550%	9,800	$248,430
TOTAL PREFERRED SECURITIES (Cost $110,250)		$248,430

ESCROW SHARES - 0.1%
United States - 0.1%
Lehman Brothers Holdings, Inc.
5.460%, 12/31/2049 (I)	$4,100,000	268,550
5.625%, 01/24/2049 (I)	4,500,000	292,500
6.875%, 05/02/2018 (I)	2,100,000	138,810
		699,860
TOTAL ESCROW SHARES (Cost $0)		$699,860

PURCHASED OPTIONS - 0.0%
Call options - 0.0%
Exchange Traded Option on 2 Year U.S. Treasury Note Futures (Expiration Date: 05/26/2017; Strike Price: $110.25) (I)	1,144,000	572
Over the Counter Option on the USD vs. JPY (Expiration Date: 08/21/2017; Strike Price: $118.28; Counterparty: Goldman Sachs and Company) (I)	3,000,000	11,712
Over the Counter Option on the USD vs. JPY (Expiration Date: 08/21/2017; Strike Price: $118.28; Counterparty: JPMorgan Chase Bank) (I)	1,735,000	6,773
		19,057
Put options - 0.0%
Exchange Traded Option on 10 Year U.S. Treasury Note Futures (Expiration Date: 05/26/2017; Strike Price: $104) (I)	501,000	501
Exchange Traded Option on 10 Year U.S. Treasury Note Futures (Expiration Date: 05/26/2017; Strike Price: $110) (I)	682,000	682
Exchange Traded Option on 5 Year U.S. Treasury Note Futures (Expiration Date: 05/26/2017; Strike Price: $101.50) (I)	300,000	300
Exchange Traded Option on 5 Year U.S. Treasury Note Futures (Expiration Date: 05/26/2017; Strike Price: $109) (I)	1,051,000	1,051
Exchange Traded Option on Euro BOBL Futures (Expiration Date: 04/21/2017; Strike Price: $126.50) (I)	5,600,000	299
Exchange Traded Option on Euro BUND Futures (Expiration Date: 05/26/2017; Strike Price: $140.00) (I)	12,500,000	1,334
Exchange Traded Option on Euro-Schatz Futures (Expiration Date: 05/26/2017; Strike Price: $111.30) (I)	22,400,000	1,195

115

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Put options (continued)
Over the Counter Option on 1 Year Interest Rate Swap. Receive a fixed rate of 2.030% and pay a floating rate based on 3-month LIBOR (Expiration Date: 12/18/2017; Strike Rate: 2.030%; Counterparty: Morgan Stanley Company, Inc.) (I)	112,000,000	$59,920
Over the Counter Option on 1 Year Interest Rate Swap. Receive a fixed rate of 2.400% and pay a floating rate based on 3-month LIBOR (Expiration Date: 03/14/2018; Strike Rate: 2.400%; Counterparty: Goldman Sachs and Company) (I)	30,800,000	13,022
Over the Counter Option on 1 Year Interest Rate Swap. Receive a fixed rate of 2.400% and pay a floating rate based on 3-month LIBOR (Expiration Date: 03/14/2018; Strike Rate: 2.400%; Counterparty: Morgan Stanley Company, Inc.) (I)	156,400,000	66,126
Over the Counter Option on 10 Year Interest Rate Swap. Receive a fixed rate of 1.164% and pay a floating rate based on 6-month LIBOR (Expiration Date: 03/14/2017; Strike Rate: 1.164%; Counterparty: Goldman Sachs Bank) (I)	3,800,000	22,179
Over the Counter Option on 10 Year Interest Rate Swap. Receive a fixed rate of 1.223% and pay a floating rate based on 6-month LIBOR (Expiration Date: 09/11/2017; Strike Rate: 1.223%; Counterparty: Goldman Sachs Bank) (I)	2,000,000	9,481
Over the Counter Option on 10 Year Interest Rate Swap. Receive a fixed rate of 1.265% and pay a floating rate based on 6-month LIBOR (Expiration Date: 09/11/2017; Strike Rate: 1.265%; Counterparty: Barclays Capital) (I)	7,600,000	31,057
		207,147
TOTAL PURCHASED OPTIONS (Cost $494,386)		$226,204

SHORT-TERM INVESTMENTS - 27.3%
Certificate of deposit - 1.0%
Barclays Bank PLC 1.906%, 09/08/2017*	$1,600,000	1,603,627
Natixis SA 1.846%, 09/25/2017*	3,800,000	3,808,945
Sumitomo Mitsui Financial Group, Inc. 1.831%, 09/15/2017*	200,000	200,497
		5,613,069

Global Bond Trust (continued)

		Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Foreign government - 25.5%
Czech Republic Ministry of Finance Bill
-1.866%, 06/30/2017 *	CZK	29,000,000	$1,146,035
-1.046%, 08/25/2017 *		16,000,000	636,003
-0.562%, 09/29/2017 *		37,000,000	1,465,250
Japan Treasury Discount Bill
-0.305%, 04/17/2017 *	JPY	3,870,000,000	34,763,432
-0.271%, 05/01/2017 *		1,280,000,000	11,499,270
-0.267%, 05/08/2017 *		1,280,000,000	11,499,788
-0.209%, 05/15/2017 *		650,000,000	5,839,993
-0.256%, 05/29/2017 *		1,260,000,000	11,321,643
-0.344%, 06/05/2017 *		940,000,000	8,446,550
-0.440%, 06/12/2017 *		4,570,000,000	41,067,072
-0.319%, 06/19/2017 *		1,720,000,000	15,457,042
Mexico Cetes
6.500%, 11/30/2017*	MXN	23,000,000	1,175,659
6.490%, 03/01/2018*		78,900,000	3,959,992
			148,277,729
U.S. Government - 0.0%
U.S. Treasury Bill 0.500%, 04/20/2017(D) *		$264,000	263,909
			263,909
Repurchase agreement - 0.8%
Repurchase Agreement with BNP Paribas SA dated 02/23/2017 at (0.950%) to be repurchased at $2,459,281 on 05/23/2017, collateralized by EUR 1,900,000 France Government Bonds, 2.250% - 5.500% due 05/25/2024 to 04/25/2029 (valued at $2,426,667, including interest)		2,465,070	2,629,736
Repurchase Agreement with HSBC Bank dated 02/21/2017 at (0.500%) to be repurchased at $634,644 on 04/25/2017, collateralized by EUR 500,000 France Government Bonds, 3.250% due 05/25/2045 (valued at $637,627, including interest)		635,200	677,631
Repurchase Agreement with State Street Corp. dated 03/31/2017 at 0.220% to be repurchased at $1,488,027 on 04/03/2017, collateralized by $1,275,000 U.S. Treasury Inflation Indexed Notes, 2.625% due 07/15/2017 (valued at $1,522,259, including interest)		1,488,000	1,488,000
			4,795,367
TOTAL SHORT-TERM INVESTMENTS (Cost $155,214,230)			$158,950,074

116

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

		Shares or Principal Amount	Value
Total Investments (Global Bond Trust) (Cost $700,398,090) - 119.4%			$695,128,120
Other assets and liabilities, net - (19.4%)			(112,725,623)
TOTAL NET ASSETS - 100.0%			$582,402,497

SALE COMMITMENTS OUTSTANDING - (1.9)%
U.S. Government Agency - (1.9)%
Federal National Mortgage Association 3.000%,TBA(C)		$(11,000,000)	$(10,828,125)
TOTAL SALE COMMITMENTS OUTSTANDING (Cost ($10,841,270))			($10,828,125)

SECURITIES SOLD SHORT - (0.4)%
Foreign government - (0.4)%
Government of France
2.250%, 05/25/2024	EUR	(1,100,000)	(1,319,041)
5.500%, 04/25/2029		(800,000)	(1,269,727)
TOTAL SECURITIES SOLD SHORT (Cost ($2,650,406))			($2,588,768)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty

Security Abbreviations and Legend

IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $102,659,383 or 17.6% of the fund’s net assets as of 3-31-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

117

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
3-Year Australian Treasury Bond Futures	14	Long	Jun 2017	$1,188,812	$1,195,234	$6,422
5-Year U.S. Treasury Note Futures	1,351	Long	Jun 2017	158,829,026	159,048,587	219,561
10-Year Australian Treasury Bond Futures	46	Long	Jun 2017	4,432,558	4,514,171	81,613
10-Year Canada Government Bond Futures	149	Long	Jun 2017	15,267,060	15,385,705	118,645
10-Year Japan Government Bond Futures	11	Long	Jun 2017	14,840,600	14,848,469	7,869
10-Year U.S. Treasury Note Futures	1,492	Long	Jun 2017	185,341,713	185,847,250	505,537
Euro SCHATZ Futures	224	Long	Jun 2017	26,847,737	26,822,419	(25,318)
Euro-Buxl Futures	24	Long	Jun 2017	4,311,088	4,315,675	4,587
Eurodollar Futures	382	Long	Sep 2017	94,170,333	94,134,350	(35,983)
Eurodollar Futures	105	Long	Mar 2018	25,782,038	25,815,562	33,524
German Euro BUND Futures	45	Long	Jun 2017	7,808,930	7,749,127	(59,803)
U.K. Long Gilt Bond Futures	38	Long	Jun 2017	5,957,027	6,074,112	117,085
Ultra U.S. Treasury Bond Futures	156	Long	Jun 2017	24,937,018	25,057,500	120,482
2-Year U.S. Treasury Note Futures	572	Short	Jun 2017	(123,761,423)	(123,811,188)	(49,765)
Eurodollar Futures	382	Short	Sep 2018	(93,691,858)	(93,695,050)	(3,192)
Eurodollar Futures	105	Short	Mar 2019	(25,647,101)	(25,702,688)	(55,587)
Euro-BTP Futures	123	Short	Jun 2017	(17,083,597)	(17,148,668)	(65,071)
Euro-OAT Futures	110	Short	Jun 2017	(17,227,501)	(17,254,847)	(27,346)
German Euro BOBL Futures	1	Short	Jun 2017	(140,518)	(140,604)	(86)
U.S. Treasury Long Bond Futures	50	Short	Jun 2017	(7,503,664)	(7,542,188)	(38,524)
						$854,650

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

118

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	3,105,000	USD	2,370,046	Citibank N.A.	5/15/2017	$430	-	$430
AUD	2,131,000	USD	1,608,377	HSBC Bank USA	5/15/2017	18,511	-	18,511
BRL	9,305,111	USD	2,936,848	Deutsche Bank AG London	4/4/2017	35,461	-	35,461
BRL	2,791,564	USD	894,000	Goldman Sachs Bank USA	4/4/2017	-	($2,298)	(2,298)
BRL	9,305,111	USD	3,004,993	HSBC Bank USA	4/4/2017	-	(32,684)	(32,684)
BRL	2,514,204	USD	792,000	Morgan Stanley Bank, N.A.	4/4/2017	11,106	-	11,106
BRL	2,514,204	USD	793,525	Standard Chartered Bank London	4/4/2017	9,581	-	9,581
BRL	4,462,068	USD	1,395,255	Deutsche Bank AG London	5/3/2017	20,664	-	20,664
BRL	2,791,563	USD	888,297	HSBC Bank USA	5/3/2017	-	(2,469)	(2,469)
BRL	2,514,204	USD	806,623	Standard Chartered Bank London	5/3/2017	-	(8,807)	(8,807)
BRL	49,412,192	USD	15,196,054	JPMorgan Chase Bank	7/5/2017	262,648	-	262,648
CHF	1,485,000	USD	1,481,815	Goldman Sachs Bank USA	5/15/2017	4,240	-	4,240
CHF	7,471,000	USD	7,544,595	JPMorgan Chase Bank N.A.	5/15/2017	-	(68,287)	(68,287)
CHF	4,988,000	USD	5,006,338	Standard Chartered Bank	5/15/2017	-	(14,794)	(14,794)
CNH	13,974,642	USD	2,025,000	JPMorgan Chase Bank	5/19/2017	1,304	-	1,304
CNH	13,957,138	USD	2,013,000	Standard Chartered Bank London	5/19/2017	10,766	-	10,766
CZK	13,433,000	USD	525,856	Goldman Sachs Bank USA	4/10/2017	5,634	-	5,634
DKK	45,455,447	USD	6,634,863	Bank of America, N.A.	4/3/2017	-	(116,645)	(116,645)
DKK	9,595,000	USD	1,384,021	BNP Paribas SA	4/3/2017	-	(8,117)	(8,117)
DKK	18,366,000	USD	2,637,973	Goldman Sachs Bank USA	4/3/2017	-	(4,327)	(4,327)
DKK	20,431,000	USD	2,973,890	UBS AG	4/3/2017	-	(44,126)	(44,126)
DKK	20,239,000	USD	2,974,659	UBS AG	10/2/2017	-	(44,735)	(44,735)
EUR	371,747	CZK	10,000,000	Barclays Capital	9/29/2017	-	(1,897)	(1,897)
EUR	11,673,000	USD	12,430,798	Bank of America, N.A.	5/15/2017	45,138	-	45,138
EUR	1,237,000	USD	1,319,437	BNP Paribas SA	5/15/2017	2,651	-	2,651
EUR	571,000	USD	615,077	Citibank N.A.	5/15/2017	-	(4,800)	(4,800)
EUR	103,917,769	USD	111,276,020	Goldman Sachs Bank USA	5/15/2017	-	(210,181)	(210,181)
EUR	3,276,000	USD	3,511,692	HSBC Bank USA	5/15/2017	-	(10,350)	(10,350)
EUR	8,553,000	USD	9,089,195	Morgan Stanley Bank, N.A.	5/15/2017	52,129	-	52,129
EUR	10,833,000	USD	11,556,126	Royal Bank of Canada	5/15/2017	22,030	-	22,030
EUR	315,000	USD	333,539	Standard Chartered Bank	5/15/2017	3,129	-	3,129
GBP	9,324,000	USD	11,745,489	BNP Paribas SA	5/15/2017	-	(52,357)	(52,357)
GBP	190,000	USD	239,113	Citibank N.A.	5/15/2017	-	(836)	(836)
GBP	494,000	USD	619,330	Goldman Sachs Bank USA	5/15/2017	190	-	190
IDR	1,921,257,000	USD	142,042	UBS AG	6/23/2017	892	-	892
ILS	2,297,532	USD	622,000	HSBC Bank USA	4/4/2017	12,239	-	12,239
ILS	2,297,532	USD	633,949	Bank of America, N.A.	7/5/2017	2,169	-	2,169
INR	47,720,340	USD	729,000	HSBC Bank USA	4/17/2017	4,590	-	4,590
INR	192,233,730	USD	2,793,283	UBS AG	4/20/2017	160,608	-	160,608
JPY	760,000,000	USD	6,654,088	Goldman Sachs Bank USA	4/24/2017	177,262	-	177,262
JPY	577,300,000	USD	5,103,179	HSBC Bank USA	5/15/2017	89,980	-	89,980
JPY	7,720,800,000	USD	69,012,960	JPMorgan Chase Bank N.A.	5/15/2017	440,243	-	440,243
JPY	69,800,000	USD	633,898	Royal Bank of Canada	5/15/2017	-	(6,005)	(6,005)
JPY	3,451,400,000	USD	30,624,993	Standard Chartered Bank	5/15/2017	422,409	-	422,409
KRW	8,237,966,003	USD	7,282,502	Citibank N.A.	6/23/2017	90,863	-	90,863
MXN	153,940,610	USD	7,489,569	BNP Paribas SA	4/17/2017	716,096	-	716,096
MXN	8,057,849	USD	427,000	HSBC Bank USA	4/17/2017	2,516	-	2,516
MYR	6,880,565	USD	1,527,487	UBS AG	6/23/2017	22,748	-	22,748
NOK	4,805,000	USD	576,362	Bank of America, N.A.	5/15/2017	-	(16,509)	(16,509)
NOK	19,510,000	USD	2,347,336	Goldman Sachs Bank USA	5/15/2017	-	(74,136)	(74,136)
PEN	1,904,175	USD	585,000	HSBC Bank USA	4/27/2017	-	(120)	(120)
PLN	5,020,402	USD	1,230,000	HSBC Bank USA	5/5/2017	35,552	-	35,552
SEK	26,010,000	USD	2,894,528	BNP Paribas SA	5/15/2017	13,721	-	13,721
SEK	5,270,000	USD	593,568	Goldman Sachs Bank USA	5/15/2017	-	(4,315)	(4,315)
THB	50,420,878	USD	1,437,004	JPMorgan Chase Bank	6/23/2017	29,478	-	29,478
USD	536,354	AUD	700,000	UBS AG	5/15/2017	1,947	-	1,947
USD	2,954,071	BRL	9,305,111	Deutsche Bank AG London	4/4/2017	-	(18,239)	(18,239)
USD	881,064	BRL	2,791,563	Goldman Sachs Bank USA	4/4/2017	-	(10,638)	(10,638)
USD	2,949,370	BRL	9,305,111	HSBC Bank USA	4/4/2017	-	(22,938)	(22,938)
USD	793,525	BRL	2,514,204	Morgan Stanley Bank, N.A.	4/4/2017	-	(9,581)	(9,581)
USD	811,426	BRL	2,514,204	Standard Chartered Bank London	4/4/2017	8,320	-	8,320
USD	3,499,679	BRL	13,100,000	JPMorgan Chase Bank	7/5/2017	-	(598,681)	(598,681)
USD	10,461,626	BRL	36,600,000	Morgan Stanley Bank, N.A.	7/5/2017	-	(988,757)	(988,757)
USD	2,318,434	CAD	3,089,000	Goldman Sachs Bank USA	4/4/2017	-	(4,420)	(4,420)
USD	5,283,071	CHF	5,316,000	Bank of America, N.A.	5/15/2017	-	(36,706)	(36,706)
USD	3,849,344	CNY	27,191,763	UBS AG	12/5/2017	-	(48,679)	(48,679)
USD	482,509	CZK	12,000,000	Goldman Sachs Bank USA	6/30/2017	3,418	-	3,418
USD	683,005	CZK	17,000,000	JPMorgan Chase Bank	6/30/2017	4,293	-	4,293
USD	120,785	CZK	3,000,000	Citibank N.A.	7/24/2017	778	-	778
USD	634,493	CZK	16,000,000	JPMorgan Chase Bank	8/25/2017	-	(7,070)	(7,070)
USD	1,092,454	CZK	27,000,000	JPMorgan Chase Bank	9/29/2017	6,993	-	6,993
USD	6,810,716	DKK	44,869,000	Bank of America, N.A.	4/3/2017	376,593	-	376,593
USD	4,470	DKK	31,000	BNP Paribas SA	4/3/2017	24	-	24
USD	8,108,631	DKK	55,617,000	HSBC Bank USA	4/3/2017	133,267	-	133,267
USD	4,651,969	DKK	30,630,000	Morgan Stanley Bank, N.A.	4/3/2017	259,689	-	259,689
USD	793,071	DKK	5,540,000	Royal Bank of Canada	4/3/2017	-	(1,353)	(1,353)
USD	10,614,964	DKK	71,595,447	Bank of America, N.A.	7/3/2017	301,301	-	301,301
USD	1,622,714	DKK	10,550,000	BNP Paribas SA	7/3/2017	102,936	-	102,936
USD	10,169,823	DKK	67,020,000	JPMorgan Chase Bank N.A.	7/3/2017	515,276	-	515,276
USD	1,625,827	DKK	10,740,000	Morgan Stanley Bank, N.A.	7/3/2017	78,680	-	78,680
USD	5,682	DKK	39,000	BNP Paribas SA	10/2/2017	36	-	36
USD	12,283,920	DKK	80,214,000	HSBC Bank USA	10/2/2017	671,644	-	671,644
USD	581,919	DKK	3,978,000	Bank of America, N.A.	1/2/2018	2,773	-	2,773
USD	1,342,618	DKK	9,122,000	Bank of America, N.A.	4/3/2018	6,690	-	6,690
USD	1,775,784	DKK	12,056,000	BNP Paribas SA	4/3/2018	10,169	-	10,169
USD	2,412,762	DKK	16,463,000	Goldman Sachs Bank USA	4/3/2018	1,737	-	1,737
USD	4,035,664	EUR	3,710,000	Goldman Sachs Bank USA	4/12/2017	76,469	-	76,469
USD	272,042	EUR	256,000	Bank of America, N.A.	5/15/2017	-	(1,567)	(1,567)
USD	46,748,665	EUR	43,768,000	Goldman Sachs Bank USA	5/15/2017	-	(29,953)	(29,953)
USD	2,954,409	EUR	2,778,000	Morgan Stanley Bank, N.A.	5/15/2017	-	(14,678)	(14,678)
USD	476,908	EUR	448,000	UBS AG	5/15/2017	-	(1,908)	(1,908)
USD	403,722	EUR	371,000	UBS AG	9/29/2017	4,400	-	4,400
USD	19,139,202	GBP	15,200,000	BNP Paribas SA	4/12/2017	91,625	-	91,625
USD	167,758	GBP	136,000	BNP Paribas SA	5/15/2017	-	(2,798)	(2,798)
USD	995,023	GBP	811,000	Citibank N.A.	5/15/2017	-	(22,043)	(22,043)
USD	1,333,478	GBP	1,085,000	Goldman Sachs Bank USA	5/15/2017	-	(27,210)	(27,210)
USD	1,011,750	GBP	813,000	HSBC Bank USA	5/15/2017	-	(7,824)	(7,824)
USD	10,950,123	GBP	8,767,000	Royal Bank of Canada	5/15/2017	-	(44,481)	(44,481)
USD	41,146,594	JPY	4,570,000,000	HSBC Bank USA	4/6/2017	94,827	-	94,827
USD	18,836,203	JPY	2,150,000,000	Citibank N.A.	4/17/2017	-	(484,353)	(484,353)
USD	15,066,111	JPY	1,720,000,000	UBS AG	4/17/2017	-	(390,333)	(390,333)
USD	11,349,787	JPY	1,280,000,000	Citibank N.A.	5/1/2017	-	(158,608)	(158,608)
USD	11,295,138	JPY	1,280,000,000	JPMorgan Chase Bank N.A.	5/8/2017	-	(216,223)	(216,223)
USD	26,276,185	JPY	2,960,200,000	Citibank N.A.	5/15/2017	-	(352,579)	(352,579)
USD	17,336,070	JPY	1,959,700,000	Goldman Sachs Bank USA	5/15/2017	-	(292,601)	(292,601)
USD	3,461,334	JPY	392,500,000	Royal Bank of Canada	5/15/2017	-	(69,438)	(69,438)
USD	2,775,261	JPY	310,000,000	UBS AG	5/15/2017	-	(13,374)	(13,374)
USD	4,138,126	JPY	470,000,000	Bank of America, N.A.	6/5/2017	-	(93,116)	(93,116)
USD	4,139,464	JPY	470,000,000	Citibank N.A.	6/5/2017	-	(91,777)	(91,777)
USD	9,706,046	JPY	1,110,000,000	Citibank N.A.	6/19/2017	-	(293,590)	(293,590)
USD	5,335,736	JPY	610,000,000	UBS AG	6/19/2017	-	(159,559)	(159,559)
USD	112,523	MXN	2,233,000	Goldman Sachs Bank USA	4/17/2017	-	(6,505)	(6,505)
USD	1,115,476	MXN	23,000,000	Nomura Global Financial Products, Inc.	11/30/2017	-	(69,705)	(69,705)
USD	3,773,007	MXN	78,900,000	BNP Paribas SA	3/1/2018	-	(239,962)	(239,962)
USD	2,715,718	NOK	23,365,000	Bank of America, N.A.	5/15/2017	-	(6,646)	(6,646)
USD	4,537,502	NZD	6,318,000	JPMorgan Chase Bank N.A.	4/4/2017	108,585	-	108,585
USD	1,161,486	PLN	4,545,000	Royal Bank of Canada	5/5/2017	15,774	-	15,774
USD	882,072	SEK	7,775,000	Goldman Sachs Bank USA	5/15/2017	12,729	-	12,729
USD	9,135,889	SGD	12,861,733	Morgan Stanley Bank, N.A.	6/23/2017	-	(64,232)	(64,232)
USD	3,140,065	TWD	95,872,450	UBS AG	6/23/2017	-	(30,845)	(30,845)
ZAR	16,807,238	USD	1,267,000	HSBC Bank USA	5/5/2017	-	(20,937)	(20,937)
						$5,617,951	($5,682,702)	($64,751)

119

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

WRITTEN OPTIONS

Options on exchange-traded futures contracts

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
Euro-BUND Futures	$166.00	May 2017	20	$14,100	($6,187)
				$14,100	($6,187)

120

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Foreign currency options

Description	Counterparty	Exercise price	Expiration date	Notional amount		Premium	Value
Calls
Canadian Dollar versus Japanese Yen	JPMorgan Chase Bank	$67.68	Aug 2017	CAD	2,269,000	$16,000	($4,472)
Canadian Dollar versus Japanese Yen	Goldman Sachs Bank USA	67.68	Aug 2017	CAD	3,900,000	37,293	(7,687)
U.S. Dollar versus Brazilian Real	JPMorgan Chase Bank	6.30	Jan 2018	USD	1,300,000	69,225	(116)
						$122,518	($12,275)
Puts
U.S. Dollar versus Chinese Yuan Renminbi	JPMorgan Chase Bank	$6.60	Sep 2017	USD	3,600,000	$32,940	($3,478)
						$32,940	($3,478)

121

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Interest rate swaptions

Description	Counterparty	Floating rate index	Pay/receive floating rate	Exercise rate	Expiration date	Notional amount		Premium	Value
Puts
10-Year Interest Rate Swap	Goldman Sachs & Company	3-Month USD LIBOR	Receive	3.02%	Sep 2017	USD	15,800,000	$138,965	($55,059)
								$138,965	($55,059)

122

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Inflation floors (OTC)

Description	Counterparty	Initial index	Exercise index	Expiration date	Notional amount		Premium	Value
Floor- OTC CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)10 - (Index Final/Index Initial)) or $0	Sep 2020	USD	2,000,000	$25,800	($10)
							$25,800	($10)

123

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

SWAPS

Interest rate swaps

Centrally cleared	Notional amount	Currency	USD Notional amount	Payments made by fund	Payments received by fund	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally cleared	9,000,000,000	JPY	$74,785,993	JPY-LIBOR-BBA	Fixed 0.150%	Semi-Annual	Semi-Annual	Mar 2018	$14,435	$74,518	$88,953
Centrally cleared	56,400,000	USD	56,400,000	USD-LIBOR-BBA	Fixed 1.000%	Semi-Annual	Quarterly	May 2018	(224,643)	(24,126)	(248,769)
Centrally cleared	211,200,000	USD	211,200,000	USD-LIBOR-BBA	Fixed 1.750%	At Maturity	Quarterly	Jun 2018	17,408	120,780	138,188
Centrally cleared	311,200,000	BRL	243,546,234	Fixed 10.100%	BRL-CDI	At Maturity	At Maturity	Jan 2019	(673,844)	70,764	(603,080)
Centrally cleared	56,400,000	USD	56,400,000	Fixed 1.250%	USD-LIBOR-BBA	Semi-Annual	Quarterly	May 2019	350,547	12,601	363,148
Centrally cleared	211,200,000	USD	211,200,000	Fixed 2.250%	USD-LIBOR-BBA	At Maturity	Quarterly	Jun 2019	(14,552)	(196,268)	(210,820)
Centrally cleared	69,300,000	GBP	86,035,976	GBP-LIBOR-BBA	Fixed 0.750%	Semi-Annual	Semi-Annual	Sep 2019	106,685	(15,101)	91,584
Centrally cleared	1,800,000	MXN	104,184	Fixed 5.610%	MXN-TIIE-Banxico	Monthly	Monthly	Jul 2021	(1,187)	6,922	5,735
Centrally cleared	26,200,000	MXN	1,386,812	MXN-TIIE-Banxico	Fixed 7.278%	Monthly	Monthly	Mar 2022	—	4,739	4,739
Centrally cleared	28,300,000	MXN	1,488,933	MXN-TIIE-Banxico	Fixed 7.317%	Monthly	Monthly	Mar 2022	—	8,493	8,493
Centrally cleared	96,900,000	USD	96,900,000	Fixed 1.250%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jun 2022	4,068,460	8,937	4,077,397
Centrally cleared	66,700,000	EUR	70,874,573	EUR-EURIBOR-Reuters	Fixed 0.250%	Annual	Semi-Annual	Sep 2022	(135,418)	19,790	(115,628)
Centrally cleared	7,500,000	GBP	9,267,977	Fixed 1.000%	GBP-LIBOR-BBA	Semi-Annual	Semi-Annual	Sep 2022	4,997	(38,110)	(33,113)
Centrally cleared	9,400,000	USD	9,400,000	Fixed 2.300%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jan 2023	(30,887)	(76,501)	(107,388)
Centrally cleared	35,700,000	USD	35,700,000	Fixed 2.000%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jun 2023	(1,161,435)	1,313,638	152,203
Centrally cleared	83,900,000	USD	83,900,000	Fixed 1.750%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Dec 2023	(948,382)	2,977,128	2,028,746
Centrally cleared	24,900,000	USD	24,900,000	USD-LIBOR-BBA	Fixed 2.798%	Semi-Annual	Quarterly	Nov 2024	—	239,209	239,209
Centrally cleared	6,500,000	USD	6,500,000	USD-LIBOR-BBA	Fixed 2.793%	Semi-Annual	Quarterly	Nov 2024	—	60,971	60,971
Centrally cleared	400,000	BRL	103,226	Fixed 12.800%	BRL-CDI	At Maturity	At Maturity	Jan 2025	89	10,783	10,872
Centrally cleared	110,000,000	BRL	36,524,739	Fixed 10.300%	BRL-CDI	At Maturity	At Maturity	Jan 2025	429,547	734	430,281
Centrally cleared	1,400,000	SEK	171,033	SEK-STIBOR-SIDE	Fixed 1.020%	Annual	Quarterly	Jan 2025	—	2,668	2,668
Centrally cleared	1,600,000	SEK	195,466	SEK-STIBOR-SIDE	Fixed 1.030%	Annual	Quarterly	Jan 2025	—	3,242	3,242
Centrally cleared	1,400,000	SEK	171,033	SEK-STIBOR-SIDE	Fixed 1.030%	Annual	Quarterly	Jan 2025	—	2,791	2,791
Centrally cleared	1,700,000	SEK	207,683	SEK-STIBOR-SIDE	Fixed 1.010%	Annual	Quarterly	Jan 2025	—	3,091	3,091
Centrally cleared	4,000,000	SEK	485,971	SEK-STIBOR-SIDE	Fixed 1.085%	Annual	Quarterly	Jan 2025	—	9,738	9,738
Centrally cleared	3,400,000	SEK	413,075	SEK-STIBOR-SIDE	Fixed 1.080%	Annual	Quarterly	Jan 2025	—	8,129	8,129
Centrally cleared	2,500,000	AUD	1,816,500	Fixed 3.500%	AUD-BBR-BBSW	Semi-Annual	Semi-Annual	Dec 2025	(56,214)	(45,928)	(102,142)
Centrally cleared	36,900,000	MXN	1,889,328	MXN-TIIE-Banxico	Fixed 6.080%	Monthly	Monthly	Mar 2026	(207,864)	30,730	(177,134)
Centrally cleared	14,300,000	CAD	10,708,103	Fixed 2.200%	CAD-BA-CDOR	Semi-Annual	Semi-Annual	Jun 2026	(638,200)	268,690	(369,510)
Centrally cleared	19,700,000	MXN	1,004,910	MXN-TIIE-Banxico	Fixed 7.380%	Monthly	Monthly	Nov 2026	(22,699)	20,929	(1,770)
Centrally cleared	32,010,000	USD	32,010,000	Fixed 1.750%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Dec 2026	(765,388)	2,397,796	1,632,408
Centrally cleared	22,400,000	USD	22,400,000	Fixed 1.750%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Dec 2026	(973,918)	(218,439)	(1,192,357)
Centrally cleared	53,500,000	MXN	2,705,324	MXN-TIIE-Banxico	Fixed 7.740%	Monthly	Monthly	Feb 2027	(9,679)	79,183	69,504
Centrally cleared	44,900,000	MXN	2,282,374	MXN-TIIE-Banxico	Fixed 7.730%	Monthly	Monthly	Feb 2027	—	56,029	56,029
Centrally cleared	6,800,000	USD	6,800,000	Fixed 1.500%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jun 2027	643,896	(56,180)	587,716
Centrally cleared	18,700,000	GBP	23,313,724	Fixed 1.507%	GBP-LIBOR-BBA	Semi-Annual	Semi-Annual	Sep 2027	(341,707)	(204,063)	(545,770)
Centrally cleared	31,000,000	EUR	33,084,148	EUR-EURIBOR-Reuters	Fixed 1.000%	Annual	Semi-Annual	Sep 2027	262,887	185,566	448,453
Centrally cleared	6,000,000	EUR	6,487,202	EUR-EURIBOR-Reuters	Fixed 1.000%	Annual	Semi-Annual	Sep 2027	70,382	16,415	86,797
Centrally cleared	610,000,000	JPY	5,496,238	Fixed 0.300%	JPY-LIBOR-BBA	Semi-Annual	Semi-Annual	Sep 2027	(5,607)	7,467	1,860
Centrally cleared	650,000,000	JPY	5,818,377	Fixed 0.450%	JPY-LIBOR-BBA	Semi-Annual	Semi-Annual	Mar 2029	(16,581)	(2,478)	(19,059)
Centrally cleared	1,740,000,000	JPY	16,787,197	JPY-LIBOR-BBA	Fixed 1.500%	Semi-Annual	Semi-Annual	Jun 2033	267,056	2,175,611	2,442,667
Centrally cleared	2,400,000	USD	2,400,000	USD-LIBOR-BBA	Fixed 2.500%	Semi-Annual	Quarterly	Jun 2036	89,377	(130,818)	(41,441)
Centrally cleared	12,900,000	USD	12,900,000	Fixed 2.098%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jul 2041	243	290,502	290,745
Centrally cleared	10,000,000	JPY	85,255	JPY-LIBOR-BBA	Fixed 1.500%	Semi-Annual	Semi-Annual	Dec 2044	(3,364)	(12,821)	(16,185)
Centrally cleared	560,000,000	JPY	5,556,210	Fixed 1.507%	JPY-LIBOR-BBA	Semi-Annual	Semi-Annual	Dec 2045	(1,681,876)	760,486	(921,390)
Centrally cleared	2,500,000	USD	2,500,000	Fixed 2.250%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Dec 2046	(232,058)	458,592	226,534
Centrally cleared	1,950,000	GBP	2,443,058	Fixed 1.750%	GBP-LIBOR-BBA	Semi-Annual	Semi-Annual	Mar 2048	(107,855)	(78,345)	(186,200)
Centrally cleared	15,400,000	EUR	16,380,975	Fixed 1.507%	EUR-EURIBOR-Reuters	Annual	Semi-Annual	Mar 2048	(202,573)	12,859	(189,714)
Centrally cleared	5,300,000	EUR	5,595,208	Fixed 1.500%	EUR-EURIBOR-Reuters	Annual	Semi-Annual	Mar 2048	22,785	(88,076)	(65,291)
Centrally cleared	4,300,000	USD	4,300,000	Fixed 2.950%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Nov 2049	—	(122,813)	(122,813)
Centrally cleared	1,200,000	USD	1,200,000	Fixed 2.953%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Nov 2049	—	(33,660)	(33,660)
			$1,544,227,039						($2,107,137)	$10,376,794	$8,269,657

124

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Credit default swaps - Buyer

Counterparty/Centrally cleared	Reference obligation	Notional amount	Currency	USD Notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Bank of America N.A.	Computer Sciences Corp.	2,050,000	USD	$2,050,000	0.970%	Quarterly	Mar 2018	—	($17,533)	($17,533)
Bank of America N.A.	Credit Agricole SA	200,000	EUR	211,850	1.000%	Quarterly	Dec 2021	($1,869)	(501)	(2,370)
Bank of America N.A.	ING Bank NV	400,000	EUR	448,220	1.000%	Quarterly	Dec 2021	10,739	(6,670)	4,069
Bank of America N.A.	Starwood Hotels & Resorts Worldwide, Inc.	3,000,000	USD	3,000,000	1.490%	Quarterly	Jun 2018	—	(53,757)	(53,757)
Barclays Capital	Springleaf Finance Corp.	1,400,000	USD	1,400,000	5.000%	Quarterly	Jun 2020	(99,173)	(4,692)	(103,865)
BNP Paribas	ING Bank NV	1,100,000	EUR	1,234,585	1.000%	Quarterly	Jun 2021	25,529	(20,152)	5,377
BNP Paribas	ING Bank NV	400,000	EUR	450,180	1.000%	Quarterly	Dec 2021	13,832	(9,763)	4,069
BNP Paribas	UBS AG	800,000	EUR	900,360	1.000%	Quarterly	Dec 2021	(12,261)	(8,002)	(20,263)
BNP Paribas	Barclays Bank PLC	1,800,000	EUR	1,955,790	1.000%	Quarterly	Jun 2022	66,549	433	66,982
BNP Paribas	Credit Suisse Group, Ltd.	2,700,000	EUR	2,933,686	1.000%	Quarterly	Jun 2022	46,059	(8,735)	37,324
Citibank N.A	ING Bank NV	400,000	EUR	447,020	1.000%	Quarterly	Jun 2021	8,885	(6,930)	1,955
Citibank N.A	HSBC Bank PLC	400,000	EUR	448,220	1.000%	Quarterly	Dec 2021	9,723	(5,244)	4,479
Goldman Sachs International	Credit Agricole SA	100,000	EUR	105,925	1.000%	Quarterly	Dec 2021	(1,009)	(176)	(1,185)
Goldman Sachs International	HSBC Bank PLC	1,100,000	EUR	1,163,085	1.000%	Quarterly	Dec 2021	24,040	(11,723)	12,317
JPMorgan Chase Bank	HSBC Bank PLC	1,600,000	EUR	1,691,759	1.000%	Quarterly	Dec 2021	38,028	(20,113)	17,915
The Royal Bank of Scotland PLC	The Cleveland Electric Illuminating Company	3,000,000	USD	3,000,000	0.940%	Quarterly	Jun 2017	—	(6,596)	(6,596)
				$21,440,680				$129,072	($180,154)	($51,082)
Centrally Cleared	Ally Financial, Inc.	1,300,000	USD	1,300,000	5.000%	Quarterly	Jun 2018	(58,160)	(17,087)	(75,247)
Centrally Cleared	Altria Group, Inc.	1,500,000	USD	1,500,000	1.000%	Quarterly	Dec 2020	(39,552)	(4,315)	(43,867)
Centrally Cleared	BASF SE	400,000	EUR	425,960	1.000%	Quarterly	Dec 2020	(10,667)	(1,431)	(12,098)
Centrally Cleared	Bayer Aktiengesellschaft	500,000	EUR	534,100	1.000%	Quarterly	Dec 2020	(10,363)	(3,275)	(13,638)
Centrally Cleared	British American Tobacco PLC	800,000	EUR	860,100	1.000%	Quarterly	Dec 2020	(15,883)	(2,705)	(18,588)
Centrally Cleared	Fortum OYJ	200,000	EUR	212,510	1.000%	Quarterly	Dec 2020	(3,317)	(576)	(3,893)
Centrally Cleared	Koninklijke DSM NV	1,000,000	EUR	1,072,765	1.000%	Quarterly	Dec 2020	(29,283)	(752)	(30,035)
Centrally Cleared	Pfizer, Inc.	1,000,000	USD	1,000,000	1.000%	Quarterly	Dec 2020	(26,491)	(2,127)	(28,618)
Centrally Cleared	Reynolds American, Inc.	1,600,000	USD	1,600,000	1.000%	Quarterly	Dec 2020	(43,321)	(1,505)	(44,826)
Centrally Cleared	Telia Company AB	300,000	EUR	318,225	1.000%	Quarterly	Dec 2020	(6,773)	(254)	(7,027)
Centrally Cleared	United Utilities Group PLC	200,000	EUR	216,950	1.000%	Quarterly	Dec 2020	(3,394)	(140)	(3,534)
Centrally Cleared	UnitedHealth Group, Inc.	1,100,000	USD	1,100,000	1.000%	Quarterly	Dec 2020	(27,624)	(4,774)	(32,398)
Centrally Cleared	iTraxx Europe Series 27 Version 1	15,100,000	EUR	16,366,249	1.000%	Quarterly	Jun 2022	(213,536)	(8,466)	(222,002)
				$26,506,859				($488,364)	($47,407)	($535,771)
				$47,947,539				($359,292)	($227,561)	($586,853)

125

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Credit default swaps - Seller

Counterparty/Centrally cleared	Reference obligation	Implied Credit spread and/or credit rating at 3- 31-17	Notional amount	Currency	USD Notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Barclays Capital	People’s Republic of China	0.246%	600,000	USD	$600,000	1.000%	Quarterly	Mar 2019	$391	$8,676	$9,067
BNP Paribas	Barclays Bank PLC	0.281%	200,000	EUR	221,260	1.000%	Quarterly	Jun 2017	—	21,157	21,157
BNP Paribas	Barclays Bank PLC	0.246%	1,700,000	EUR	1,880,710	1.000%	Quarterly	Jun 2017	(4,447)	13,514	9,067
Citibank N.A	Shire PLC	0.000%	200,000	EUR	212,750	1.000%	Quarterly	Dec 2021	(7,142)	10,164	3,022
Citibank N.A	Tesco PLC	1.934%	2,400,000	EUR	2,588,000	1.000%	Quarterly	Jun 2022	(121,249)	127,492	6,243
Deutsche Bank AG	People’s Republic of China	0.246%	600,000	USD	600,000	1.000%	Quarterly	Mar 2019	111	8,213	8,324
Goldman Sachs International	United Mexican States	0.587%	800,000	USD	800,000	1.000%	Quarterly	Sep 2019	3,396	(2,980)	416
HSBC Bank USA	United Mexican States	0.587%	600,000	USD	600,000	1.000%	Quarterly	Sep 2019	2,476	1,205	3,681
JP Morgan Chase Bank	People’s Republic of China	0.246%	1,400,000	USD	1,400,000	1.000%	Quarterly	Mar 2019	1,828	(3,548)	(1,720)
Morgan Stanley Capital Services, Inc.	People’s Republic of China	0.246%	200,000	USD	200,000	1.000%	Quarterly	Mar 2019	(74)	(118,848)	(118,922)
					$9,102,720				($124,710)	$65,045	($59,665)
Centrally cleared	CDX.NA.IG.27	0.585%	2,700,000	USD	2,700,000	1.000%	Quarterly	Dec 2021	43,550	7,507	51,057
Centrally cleared	CDX.NA.IG.28	0.663%	19,000,000	USD	19,000,000	1.000%	Quarterly	Jun 2022	295,515	24,663	320,178
Centrally cleared	Royal Dutch Shell PLC	1.133%	700,000	EUR	738,745	1.000%	Quarterly	Dec 2026	(19,962)	11,173	(8,789)
					$22,438,745				$319,103	$43,343	$362,446
					$31,541,465				$194,393	$108,388	$302,781

126

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Currency Swaps

Counterparty	Receive	Pay	Payment frequency	Maturity date	Notional amount of currency received		Notional amount of currency delivered	Unamortized upfront payment	Unrealized appreciation (depreciation)	Market value
Bank of America	Floating rate equal to 3 Month CAD-LIBOR less 0.12600% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Nov 2018	CAD	10,700,000	8,167,921	($28,563)	($91,125)	($119,688)
Bank of America	Floating rate equal to 3 Month GBP-LIBOR less 0.1500% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Mar 2019	GBP	4,600,000	5,617,060	929,061	(796,030)	133,031
Bank of America	Floating rate equal to 3 Month EURIBOR less 0.4200% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Mar 2027	EUR	2,200,000	2,348,280	16,940	(47,324)	(30,384)
BNP Paribas SA	Floating rate equal to 3 Month EURIBOR based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR less 0.3800% based on the notional amount of the currency received	Quarterly	Jun 2022	EUR	2,400,000	2,575,920	8,641	(29,553)	(20,912)
BNP Paribas SA	Floating rate equal to 3 Month EURIBOR less 0.4200% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Mar 2027	EUR	810,000	864,594	1,093	(12,280)	(11,187)
Citibank NA	Floating rate equal to 3 Month GBP-LIBOR less 0.1500% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Mar 2020	GBP	14,400,000	17,611,200	(34,953)	448,391	413,438
Citibank NA	Floating rate equal to 3 Month EURIBOR less 0.4250% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Jun 2027	EUR	10,590,000	11,251,875	40,596	(123,939)	(83,343)
Deutsche Bank AG	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Floating rate equal to 3 Month JPY-LIBOR less 0.7750% based on the notional amount of the currency received	Quarterly	Jan 2019	USD	1,307,987	150,000,000	(154,928)	128,584	(26,344)
Deutsche Bank AG	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Floating rate equal to 3 Month JPY-LIBOR less 0.7705% based on the notional amount of the currency received	Quarterly	Jan 2019	USD	348,797	40,000,000	(41,771)	34,713	(7,058)
Deutsche Bank AG	Floating rate equal to 3 Month JPY-LIBOR less 0.7705% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Jan 2019	JPY	40,000,000	348,797	2	535	537
Deutsche Bank AG	Floating rate equal to 3 Month JPY-LIBOR less 0.7750% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Jan 2019	JPY	150,000,000	1,307,987	8	2,018	2,026
Deutsche Bank AG	Floating rate equal to 3 Month CHF-LIBOR less 0.7500% based on the notional amount of the currency received	Floating rate equal to 3 Month EURIBOR based on the notional amount of the currency received	Quarterly	Jun 2019	CHF	7,200,000	6,739,200	11,770	(11,006)	764
Deutsche Bank AG	Floating rate equal to 3 Month GBP-LIBOR less 0.0550% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Oct 2026	GBP	4,900,000	5,978,000	22,291	130,465	152,756
Goldman Sachs	Floating rate equal to 3 Month CAD-LIBOR less 0.12600% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Nov 2018	CAD	50,900,000	38,371,655	(98,541)	12,409	(86,132)
Goldman Sachs	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Floating rate equal to 3 Month JPY-LIBOR less 0.7675% based on the notional amount of the currency received	Quarterly	Jan 2019	USD	4,970,352	570,000,000	(588,725)	487,835	(100,890)
Goldman Sachs	Floating rate equal to 3 Month JPY-LIBOR less 0.7675% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Jan 2019	JPY	570,000,000	4,970,352	31	7,595	7,626

127

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Goldman Sachs	Floating rate equal to 3 Month CHF-LIBOR less 0.7500% based on the notional amount of the currency received	Floating rate equal to 3 Month EURIBOR based on the notional amount of the currency received	Quarterly	Jun 2019	CHF	11,900,000	11,138,400	(10,935)	12,197	1,262
Goldman Sachs	Floating rate equal to 3 Month GBP-LIBOR less 0.1500% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Mar 2020	GBP	21,600,000	26,416,800	(34,750)	654,907	620,157
Goldman Sachs	Floating rate equal to 3 Month EURIBOR less 0.4200% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Mar 2027	EUR	700,000	747,180	6,265	(15,933)	(9,668)
Morgan Stanley	Floating rate equal to 3 Month JPY-LIBOR less 0.7675% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Jan 2019	JPY	570,000,000	5,146,731	(12,340)	(33,981)	(46,321)
Morgan Stanley	Floating rate equal to 3 Month JPY-LIBOR less 0.7750% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Jan 2019	JPY	150,000,000	1,359,927	(10,096)	(7,799)	(17,895)
Morgan Stanley	Floating rate equal to 3 Month JPY-LIBOR less 0.7705% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Jan 2019	JPY	40,000,000	360,685	(260)	(2,521)	(2,781)
Royal Bank of Scotland	Floating rate equal to 3 Month GBP-LIBOR less 0.05375% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Nov 2018	GBP	1,500,000	1,830,300	(4,201)	50,773	46,572
Royal Bank of Scotland	Floating rate equal to 3 Month GBP-LIBOR less 0.1500% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Mar 2019	GBP	10,600,000	12,943,660	224,713	81,836	306,549
UBS AG	Floating rate equal to 3 Month EURIBOR based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR less 0.4363% based on the notional amount of the currency received	Quarterly	Mar 2026	EUR	1,787,200	1,600,000	(1)	(390)	(391)
								$241,347	$880,377	$1,121,724

128

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Volatility swaps

Counterparty	Reference entity	Currency	Notional amount	USD Notional amount	Pay/receive variance	Payment frequency	Maturity date	Volatility strike rate	Unrealized appreciation (depreciation)	Market value
Deutsche Bank AG	EUR vs.CHF	CHF	6,000	$6,088	Pay	At Maturity	Jun 2019	6.750%	($5,426)	($5,426)
Deutsche Bank AG	EUR vs.CHF	CHF	4,000	4,033	Pay	At Maturity	Jun 2019	6.800%	(3,324)	(3,324)
Deutsche Bank AG	USD vs. CHF	CHF	4,000	4,033	Receive	At Maturity	Jun 2019	9.000%	2,351	2,351
Deutsche Bank AG	USD vs. CHF	CHF	6,000	6,088	Receive	At Maturity	Jun 2019	9.000%	3,423	3,423
				$20,242					($2,976)	($2,976)

129

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Derivatives currency abbreviations		Derivatives abbreviations

AUD	Australian Dollar	BBA	The British Bankers’ Association
BRL	Brazilian Real	BBR	Bank Bill Rate
CAD	Canadian Dollar	BBSW	Bank Bill Swap Rate
CHF	Swiss Franc	CBK	Canada Bankers Acceptance
CNH	Chinese Yuan Renminbi	CDI	Brazil Interbank Deposit Rate
CZK	Czech Republic Koruna	CDOR	Canadian Dollar Offered Rate
DKK	Danish Krone	CMS	Constant Termination Date Swap
EUR	Euro	CPI-U	Non-revised Consumer Price Index - Urban
GBP	British Pound	EURIBOR	Euro Interbank Offered Rate
IDR	Indonesian Rupiah	LIBOR	London Interbank Offered Rate
ILS	Israeli New Shekels	MIBOR	Mumbai Interbank Offered Rate
INR	Indian Rupee	OIS	Overnight Indexed Swap
JPY	Japanese Yen	STIBOR	Stockholm Interbank Offered Rate
KRW	South Korean Won	TIIE	Tasa de Interes Interbancario de Equilibrio
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

130

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PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Global Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 93.4%
Canada - 1.5%
Barrick Gold Corp.	84,510	$1,604,845
Cenovus Energy, Inc.	17,800	201,444
Silver Wheaton Corp.	85,300	1,777,391
		3,583,680
China - 3.2%
Baidu, Inc., ADR (I)	12,920	2,228,958
China Life Insurance Company, Ltd., H Shares	979,710	2,997,450
China Telecom Corp., Ltd., ADR (L)	42,120	2,049,980
China Telecom Corp., Ltd., H Shares	356,900	174,338
		7,450,726
France - 5.9%
AXA SA	85,875	2,218,655
BNP Paribas SA	43,238	2,877,241
Cie Generale des Etablissements Michelin	13,207	1,604,891
Credit Agricole SA	201,238	2,720,076
Sanofi	33,374	3,016,861
TOTAL SA	22,666	1,146,074
		13,583,798
Germany - 5.7%
Deutsche Lufthansa AG	226,436	3,673,451
Innogy SE (I)(S)	82,020	3,091,140
Merck KGaA	20,692	2,357,927
METRO AG	57,940	1,851,339
Siemens AG	17,059	2,336,616
		13,310,473
Hong Kong - 1.7%
China Mobile, Ltd.	104,750	1,151,989
Kunlun Energy Company, Ltd.	2,498,940	2,315,587
Value Partners Group, Ltd.	468,000	446,069
		3,913,645
India - 1.0%
Hero MotoCorp, Ltd.	46,360	2,300,211
Ireland - 1.3%
CRH PLC (I)	41,667	1,468,314
Medtronic PLC	18,300	1,474,245
		2,942,559
Israel - 1.9%
Teva Pharmaceutical Industries, Ltd., ADR	134,150	4,304,874
Italy - 1.6%
Eni SpA	224,262	3,671,918
Japan - 4.2%
Konica Minolta, Inc.	56,960	510,908
Nissan Motor Company, Ltd. (L)	231,950	2,236,551
Panasonic Corp.	228,570	2,586,775
Ryohin Keikaku Company, Ltd.	3,180	699,045
SoftBank Group Corp.	51,900	3,680,496
		9,713,775
Netherlands - 5.9%
Aegon NV	416,476	2,121,473
Akzo Nobel NV	32,567	2,696,030

Global Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
ING Groep NV	121,376	$1,833,302
QIAGEN NV (I)	48,241	1,400,396
Royal Dutch Shell PLC, B Shares	204,205	5,613,465
		13,664,666
Portugal - 1.0%
Galp Energia SGPS SA	158,856	2,409,436
Russia - 1.0%
MMC Norilsk Nickel PJSC, ADR	141,859	2,225,768
Singapore - 2.1%
DBS Group Holdings, Ltd.	139,590	1,933,586
Singapore Telecommunications, Ltd.	1,068,550	2,994,435
		4,928,021
South Korea - 6.5%
Hyundai Motor Company	26,980	3,802,340
KB Financial Group, Inc., ADR	92,328	4,059,662
Samsung Electronics Company, Ltd.	3,970	7,306,449
		15,168,451
Spain - 0.8%
Telefonica SA	167,644	1,876,500
Sweden - 2.4%
Getinge AB, B Shares (L)	121,594	2,131,971
Telefonaktiebolaget LM Ericsson, B Shares (L)	500,467	3,341,302
		5,473,273
Switzerland - 2.9%
Credit Suisse Group AG (I)	148,115	2,203,747
Roche Holding AG	12,842	3,284,132
UBS Group AG	79,600	1,272,375
		6,760,254
Taiwan - 0.3%
Catcher Technology Company, Ltd.	78,520	776,020
Thailand - 0.5%
Bangkok Bank PCL, Foreign Shares	109,100	590,814
Bangkok Bank PCL, NVDR	126,340	667,356
		1,258,170
Turkey - 0.3%
Turkcell Iletisim Hizmetleri AS, ADR (I)(L)	89,355	739,859
United Kingdom - 9.2%
BAE Systems PLC	359,934	2,896,813
Barclays PLC	954,470	2,694,254
BP PLC	552,738	3,181,618
HSBC Holdings PLC	359,799	2,938,942
Man Group PLC	281,150	519,408
Sky PLC	261,019	3,192,203
Standard Chartered PLC (I)	414,528	3,964,922
Tesco PLC (I)	412,194	959,323
Vodafone Group PLC	399,385	1,040,790
		21,388,273

131

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PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Global Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
United States - 32.5%
Allergan PLC	15,948	$3,810,296
Ally Financial, Inc.	26,390	536,509
Alphabet, Inc., Class A (I)	4,040	3,425,112
American International Group, Inc.	54,670	3,413,048
AmerisourceBergen Corp.	21,550	1,907,175
Amgen, Inc.	25,580	4,196,911
Apache Corp.	34,700	1,783,233
Apple, Inc.	28,440	4,085,690
Capital One Financial Corp.	31,060	2,691,660
Cardinal Health, Inc.	22,910	1,868,311
Celgene Corp. (I)	5,360	666,945
Cisco Systems, Inc.	71,810	2,427,178
Citigroup, Inc.	91,280	5,460,370
Comcast Corp., Class A	98,180	3,690,586
ConocoPhillips	45,880	2,288,036
Eli Lilly & Company	30,870	2,596,476
First Solar, Inc. (I)(L)	44,300	1,200,530
Gilead Sciences, Inc.	46,960	3,189,523
Halliburton Company	28,770	1,415,772
Hewlett Packard Enterprise Company	68,930	1,633,641
JPMorgan Chase & Co.	38,900	3,416,976
Microsoft Corp.	50,190	3,305,513
Navistar International Corp. (I)	95,570	2,352,933
NetScout Systems, Inc. (I)	1,000	37,950
Oracle Corp.	141,570	6,315,438
SunTrust Banks, Inc.	46,460	2,569,238
Tiffany & Company	14,840	1,414,252
Twenty-First Century Fox, Inc., Class A	80,700	2,613,873
United Parcel Service, Inc., Class B	10,030	1,076,219
		75,389,394
TOTAL COMMON STOCKS (Cost $196,088,622)		$216,833,744

CORPORATE BONDS - 1.0%
United States - 1.0%
Chesapeake Energy Corp. 8.000%, 12/15/2022(S)	$2,191,000	2,295,073
TOTAL CORPORATE BONDS (Cost $2,108,367)		$2,295,073

SECURITIES LENDING COLLATERAL - 3.7%
John Hancock Collateral Trust, 0.9609% (W)(Y)	848,570	8,491,127
TOTAL SECURITIES LENDING COLLATERAL (Cost $8,491,392)		$8,491,127

SHORT-TERM INVESTMENTS - 5.0%
U.S. Government Agency - 5.0%
Federal Farm Credit Bank Discount Note 0.501%, 04/03/2017*	$1,700,000	1,700,000
Federal Home Loan Bank Discount Note 0.379%, 04/03/2017*	6,500,000	6,500,000

Global Trust (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. Discount Note 0.699%, 04/03/2017*	$3,500,000	$3,500,000
		11,700,000
TOTAL SHORT-TERM INVESTMENTS (Cost $11,699,680)		$11,700,000
Total Investments (Global Trust) (Cost $218,388,061) - 103.1%		$239,319,944
Other assets and liabilities, net - (3.1%)		(7,191,717)
TOTAL NET ASSETS - 100.0%		$232,128,227

Security Abbreviations and Legend

ADR	American Depositary Receipts
NVDR	Non-Voting Depositary Receipt
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 3-31-17. The value of securities on loan amounted to $8,081,753.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 3-31-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

132

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PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Health Sciences Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 98.7%
Consumer discretionary - 0.0%
Specialty retail - 0.0%
Jand, Inc., Class A (I)(R)	14,867	$125,923
Consumer staples - 1.8%
Food and staples retailing - 1.8%
Walgreens Boots Alliance, Inc.	58,967	4,897,209
Health care - 96.9%
Biotechnology - 36.5%
AbbVie, Inc.	32,216	2,099,195
ACADIA Pharmaceuticals, Inc. (I)	33,352	1,146,642
Acceleron Pharma, Inc. (I)	31,100	823,217
Acerta Pharma BV, Class B (I)(R)	4,276,305	322,861
Acorda Therapeutics, Inc. (I)	7,300	153,300
Advanced Accelerator Applications SA, ADR (I)	24,023	957,557
Agios Pharmaceuticals, Inc. (I)	13,800	805,920
Aimmune Therapeutics, Inc. (I)	16,386	356,068
Alder Biopharmaceuticals, Inc. (I)	8,200	170,560
Alexion Pharmaceuticals, Inc. (I)	62,454	7,571,923
Alkermes PLC (I)	49,591	2,901,074
Alnylam Pharmaceuticals, Inc. (I)	22,000	1,127,500
Amgen, Inc.	20,400	3,347,028
Amicus Therapeutics, Inc. (I)	60,262	429,668
Aquinox Pharmaceuticals, Inc. (I)	37,000	617,530
Ardelyx, Inc. (I)	17,700	223,905
Array BioPharma, Inc. (I)	53,859	481,499
Audentes Therapeutics, Inc. (I)	11,708	199,504
Aurinia Pharmaceuticals, Inc. (I)	15,840	116,266
Avexis, Inc. (I)	13,139	998,958
Axovant Sciences, Ltd. (I)	43,865	655,343
BeiGene, Ltd., ADR (I)	12,436	455,282
Bellicum Pharmaceuticals, Inc. (I)	7,605	93,846
Biogen, Inc. (I)	19,255	5,264,702
BioMarin Pharmaceutical, Inc. (I)	22,513	1,976,191
Bioverativ, Inc. (I)	11,367	619,047
Bluebird Bio, Inc. (I)	25,444	2,312,860
Blueprint Medicines Corp. (I)	16,588	663,354
Cara Therapeutics, Inc. (I)	6,100	112,179
Celgene Corp. (I)	15,632	1,945,090
Clovis Oncology, Inc. (I)	4,556	290,081
Coherus Biosciences, Inc. (I)	14,842	313,908
Corvus Pharmaceuticals, Inc. (I)	10,502	218,127
Dyax Corp. (I)	62,700	153,615
Editas Medicine, Inc. (I)	16,534	369,039
Exelixis, Inc. (I)	74,258	1,609,171
FibroGen, Inc. (I)	12,900	317,985
Gilead Sciences, Inc.	62,200	4,224,624
Immunomedics, Inc. (I)	63,600	411,492
Incyte Corp. (I)	65,800	8,795,486
Innate Pharma SA (I)	12,059	149,945
Insmed, Inc. (I)	101,000	1,768,510
Ionis Pharmaceuticals, Inc. (I)	10,500	422,100
Ironwood Pharmaceuticals, Inc. (I)	126,587	2,159,574
Juno Therapeutics, Inc. (I)	16,200	359,478
Kite Pharma, Inc. (I)	27,054	2,123,468
Merus NV (I)	8,200	199,916

Health Sciences Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Biotechnology (continued)
Minerva Neurosciences, Inc. (I)	12,400	$100,440
Neurocrine Biosciences, Inc. (I)	42,200	1,827,260
Proteostasis Therapeutics, Inc. (I)	10,000	78,200
Prothena Corp. PLC (I)	42,448	2,368,174
Puma Biotechnology, Inc. (I)	16,684	620,645
Radius Health, Inc. (I)	29,713	1,148,407
Regeneron Pharmaceuticals, Inc. (I)	16,100	6,238,911
Retrophin, Inc. (I)	10,100	186,446
Sage Therapeutics, Inc. (I)	29,963	2,129,470
Sarepta Therapeutics, Inc. (I)	6,800	201,280
Seattle Genetics, Inc. (I)	11,138	700,135
Seres Therapeutics, Inc. (I)	7,534	84,908
Shire PLC, ADR	25,280	4,404,534
Spark Therapeutics, Inc. (I)	30,183	1,609,961
TESARO, Inc. (I)	47,540	7,314,980
Ultragenyx Pharmaceutical, Inc. (I)	17,069	1,156,937
Vertex Pharmaceuticals, Inc. (I)	63,120	6,902,172
Xencor, Inc. (I)	27,253	651,892
		100,559,340
Health care equipment and supplies - 16.4%
Abbott Laboratories	8,400	373,044
Align Technology, Inc. (I)	7,100	814,441
Becton, Dickinson and Company	55,521	10,184,772
Danaher Corp.	20,000	1,710,600
DENTSPLY SIRONA, Inc.	12,605	787,056
DexCom, Inc. (I)	17,519	1,484,385
Endologix, Inc. (I)	17,100	123,804
GenMark Diagnostics, Inc. (I)	52,855	677,601
Hologic, Inc. (I)	82,400	3,506,120
Intuitive Surgical, Inc. (I)	10,947	8,390,547
K2M Group Holdings, Inc. (I)	15,180	311,342
Lantheus Holdings, Inc. (I)	78,667	983,338
Medtronic PLC	38,993	3,141,276
Oxford Immunotec Global PLC (I)	6,600	102,234
Penumbra, Inc. (I)	2,329	194,355
Stryker Corp.	41,000	5,397,650
Teleflex, Inc.	6,400	1,239,872
The Cooper Companies, Inc.	9,835	1,965,918
West Pharmaceutical Services, Inc.	21,700	1,770,937
Wright Medical Group NV (I)	59,862	1,862,904
		45,022,196
Health care providers and services - 22.2%
Acadia Healthcare Company, Inc. (I)	42,000	1,831,200
Aetna, Inc.	35,781	4,563,867
AmerisourceBergen Corp.	4,200	371,700
Anthem, Inc.	29,800	4,928,324
Centene Corp. (I)	69,581	4,958,342
Cigna Corp.	49,800	7,295,202
DaVita, Inc. (I)	33,300	2,263,401
Envision Healthcare Corp. (I)	28,477	1,746,210
Fresenius Medical Care AG & Company KGaA	9,737	821,038
HCA Holdings, Inc. (I)	54,207	4,823,881
Henry Schein, Inc. (I)	9,160	1,556,925

133

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PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Health care providers and services (continued)
Humana, Inc.	35,231	$7,262,518
McKesson Corp.	8,336	1,235,895
UnitedHealth Group, Inc.	85,600	14,039,256
Universal Health Services, Inc., Class B	17,553	2,184,471
WellCare Health Plans, Inc. (I)	7,700	1,079,617
		60,961,847
Health care technology - 0.7%
athenahealth, Inc. (I)	15,543	1,751,541
HMS Holdings Corp. (I)	14,600	296,818
		2,048,359
Life sciences tools and services - 5.8%
Agilent Technologies, Inc.	110,100	5,820,987
Bruker Corp.	38,702	902,918
Illumina, Inc. (I)	4,426	755,253
Mettler-Toledo International, Inc. (I)	2,800	1,340,948
Thermo Fisher Scientific, Inc.	46,900	7,203,840
		16,023,946
Pharmaceuticals - 15.3%
Achaogen, Inc. (I)	23,188	585,033
Aclaris Therapeutics, Inc. (I)	7,272	216,851
Aerie Pharmaceuticals, Inc. (I)	5,200	235,820
Allergan PLC	35,660	8,519,888
Astellas Pharma, Inc.	61,600	812,437
AstraZeneca PLC, ADR	100,900	3,142,026
Bristol-Myers Squibb Company	70,344	3,825,307
Chugai Pharmaceutical Company, Ltd.	26,100	898,448
Dermira, Inc. (I)	14,228	485,317
Eisai Company, Ltd.	15,200	789,369
Eli Lilly & Company	56,354	4,739,935
Endo International PLC (I)	10,700	119,412
GW Pharmaceuticals PLC, ADR (I)	9,493	1,148,083
Intra-Cellular Therapies, Inc. (I)	6,900	112,125
Mallinckrodt PLC (I)	50,296	2,241,693
Merck & Company, Inc.	76,000	4,829,040
Mylan NV (I)	30,400	1,185,296
Nektar Therapeutics (I)	7,600	178,372
Pacira Pharmaceuticals, Inc. (I)	5,402	246,331
Roche Holding AG	8,020	2,050,983
Sanofi	18,158	1,641,396
Teva Pharmaceutical Industries, Ltd., ADR	42,300	1,357,407
TherapeuticsMD, Inc. (I)	215,500	1,551,600
WaVe Life Sciences, Ltd. (I)	3,600	99,000
Zeneca, Inc. (I)	13,151	8,088
Zoetis, Inc.	18,700	998,019
		42,017,276
		266,632,964
TOTAL COMMON STOCKS (Cost $228,841,370)		$271,656,096

Health Sciences Trust (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES - 0.5%
Consumer discretionary - 0.1%
Specialty retail - 0.1%
Jand, Inc., Series D (I)(R)	33,198	$281,187
Health care - 0.3%
Biotechnology - 0.0%
Ardelyx, Inc. (I)	3,128	39,569
Ovid Therapeutics, Inc., Series B (I)(R)	13,746	55,671
		95,240
Pharmaceuticals - 0.3%
Allergan PLC, 5.500%	1,111	944,106
		1,039,346
Information technology - 0.1%
Software - 0.1%
Doximity, Inc. (I)(R)	31,611	162,797
TOTAL PREFERRED SECURITIES (Cost $1,596,651)		$1,483,330

CONVERTIBLE BONDS - 0.2%
Health care - 0.2%
Biotechnology - 0.2%
Ironwood Pharmaceuticals, Inc. 2.250%, 06/15/2022	$376,000	467,415
TOTAL CONVERTIBLE BONDS (Cost $376,000)		$467,415

RIGHTS - 0.0%
Wright Medical Group NV (Expiration Date: 01/02/2024) (I)(N)	3,500	5,320
TOTAL RIGHTS (Cost $8,750)		$5,320

SHORT-TERM INVESTMENTS - 0.6%

Money market funds - 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.6179% (Y)	855,933	855,933
T. Rowe Price Government Money Fund, 0.6618% (Y)	747,685	747,685
TOTAL SHORT-TERM INVESTMENTS (Cost $1,603,618)		$1,603,618
Total Investments (Health Sciences Trust) (Cost $232,426,389) - 100.0%		$275,215,779
Other assets and liabilities, net - 0.0%		69,300
TOTAL NET ASSETS - 100.0%		$275,285,079

Security Abbreviations and Legend

ADR	American Depositary Receipts
(I)	Non-income producing security.
(N)	Strike price and/or expiration date not available.
(R)	Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund’s investments.
(Y)	The rate shown is the annualized seven-day yield as of 3-31-17.

134

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

High Yield Trust

		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 0.8%
U.S. Government - 0.8%
U.S. Treasury Notes 1.375%, 09/30/2020		$2,000,000	$1,979,844
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,997,985)			$1,979,844
FOREIGN GOVERNMENT OBLIGATIONS - 0.9%
Argentina - 0.5%
Republic of Argentina
5.625%, 01/26/2022 (S)		230,000	235,520
6.875%, 04/22/2021 to 01/26/2027 (S)		530,000	548,460
7.500%, 04/22/2026 (S)		200,000	212,200
7.625%, 04/22/2046 (S)		200,000	203,200
			1,199,380
Brazil - 0.3%
Federative Republic of Brazil 10.000%, 01/01/2023	BRL	2,139,000	702,530
Indonesia - 0.0%
Republic of Indonesia 8.375%, 03/15/2034	IDR	74,000,000	5,870
Mexico - 0.1%
Government of Mexico 6.500%, 06/09/2022	MXN	5,956,000	312,242
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,285,173)			$2,220,022

CORPORATE BONDS - 85.3%
Consumer discretionary - 20.4%
Adient Global Holdings, Ltd. 4.875%, 08/15/2026(S)		$730,000	716,313
Altice Financing SA
6.625%, 02/15/2023 (S)		760,000	790,400
7.500%, 05/15/2026 (S)		200,000	212,500
AMC Entertainment Holdings, Inc. 6.125%, 05/15/2027(S)		490,000	494,288
American Axle & Manufacturing, Inc. 6.250%, 03/15/2021		70,000	71,925
Beazer Homes USA, Inc. 6.750%, 03/15/2025(S)		220,000	221,100
Bossier Casino Venture Holdco, Inc., PIK 14.000%, 02/09/2018(S)		738,750	738,750
Brinker International, Inc. 5.000%, 10/01/2024(S)		380,000	375,250
Caesars Entertainment Resort Properties LLC
8.000%, 10/01/2020		620,000	646,350
11.000%, 10/01/2021		750,000	817,500
CalAtlantic Group, Inc. 5.250%, 06/01/2026		670,000	667,488

High Yield Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Carmike Cinemas, Inc. 6.000%, 06/15/2023(S)	$510,000	$538,050
Carrols Restaurant Group, Inc. 8.000%, 05/01/2022	590,000	629,825
CCM Merger, Inc. 6.000%, 03/15/2022(S)	438,000	446,760
CCO Holdings LLC
5.125%, 05/01/2027 (S)	340,000	342,338
5.750%, 02/15/2026 (S)	1,020,000	1,071,000
CEC Entertainment, Inc. 8.000%, 02/15/2022	230,000	239,488
Cengage Learning, Inc. 9.500%, 06/15/2024(L)(S)	540,000	483,300
Charter Communications Operating LLC
4.908%, 07/23/2025	1,850,000	1,953,467
6.484%, 10/23/2045	450,000	519,179
CSC Holdings LLC
6.625%, 10/15/2025 (S)	720,000	783,000
10.125%, 01/15/2023 (S)	355,000	411,800
10.875%, 10/15/2025 (S)	290,000	348,725
CTP Transportation Products LLC 8.250%, 12/15/2019(S)	630,000	554,400
DISH DBS Corp.
5.875%, 07/15/2022 to 11/15/2024	1,900,000	1,995,384
6.750%, 06/01/2021	220,000	237,463
7.750%, 07/01/2026	830,000	964,875
ESH Hospitality, Inc. 5.250%, 05/01/2025(S)	770,000	776,252
Fontainebleau Las Vegas Holdings LLC 10.250%, 06/15/2015(H)(S)	3,600,425	360
GameStop Corp.
5.500%, 10/01/2019 (S)	530,000	539,275
6.750%, 03/15/2021 (L)(S)	410,000	418,200
General Motors Company
6.600%, 04/01/2036	140,000	160,927
6.750%, 04/01/2046	60,000	70,255
Gibson Brands, Inc. 8.875%, 08/01/2018(S)	990,000	886,050
GLP Capital LP 5.375%, 04/15/2026	670,000	691,775
Guitar Center, Inc.
6.500%, 04/15/2019 (S)	440,000	369,600
9.625%, 04/15/2020 (S)	1,140,000	783,750
Hanesbrands, Inc.
4.625%, 05/15/2024 (S)	200,000	197,250
4.875%, 05/15/2026 (L)(S)	180,000	176,850
Hilton Worldwide Finance LLC 4.875%, 04/01/2027(S)	540,000	545,400
iHeartCommunications, Inc., PIK 14.000%, 02/01/2021	877,081	293,822
IHO Verwaltungs GmbH, PIK
4.125%, 09/15/2021 (S)	260,000	261,300
4.750%, 09/15/2026 (S)	250,000	243,750

135

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Jack Ohio Finance LLC 6.750%, 11/15/2021(S)	$1,040,000	$1,076,400
Landry’s, Inc. 6.750%, 10/15/2024(S)	900,000	933,750
Levi Strauss & Company 5.000%, 05/01/2025(L)	710,000	727,892
Lions Gate Entertainment Corp. 5.875%, 11/01/2024(S)	250,000	259,375
MDC Partners, Inc. 6.500%, 05/01/2024(S)	430,000	410,113
MGM Growth Properties Operating Partnership LP 4.500%, 09/01/2026	500,000	485,000
MGM Resorts International
4.625%, 09/01/2026	650,000	630,500
6.625%, 12/15/2021	130,000	143,975
7.750%, 03/15/2022	610,000	703,406
Mohegan Tribal Gaming Authority 7.875%, 10/15/2024(S)	680,000	689,350
Monitronics International, Inc. 9.125%, 04/01/2020	390,000	377,083
NCL Corp., Ltd.
4.625%, 11/15/2020 (S)	350,000	357,438
4.750%, 12/15/2021 (S)	810,000	822,150
Netflix, Inc. 5.875%, 02/15/2025(L)	1,080,000	1,161,000
New Red Finance, Inc. 6.000%, 04/01/2022(S)	560,000	581,000
Newell Brands, Inc. 5.000%, 11/15/2023	250,000	267,906
PetSmart, Inc. 7.125%, 03/15/2023(S)	720,000	684,000
PulteGroup, Inc. 5.500%, 03/01/2026	470,000	486,450
Sally Holdings LLC 5.625%, 12/01/2025	630,000	629,213
Scientific Games International, Inc. 7.000%, 01/01/2022(S)	1,280,000	1,368,000
Service Corp. International
5.375%, 05/15/2024	200,000	208,070
7.500%, 04/01/2027	480,000	558,000
Shea Homes LP
5.875%, 04/01/2023 (S)	100,000	100,500
6.125%, 04/01/2025 (S)	970,000	970,000
Silversea Cruise Finance, Ltd. 7.250%, 02/01/2025(S)	562,000	591,505
Speedway Motorsports, Inc. 5.125%, 02/01/2023	610,000	616,100
Taylor Morrison Communities, Inc. 5.875%, 04/15/2023(S)	840,000	882,000
The Goodyear Tire & Rubber Company
5.000%, 05/31/2026	330,000	338,250
5.125%, 11/15/2023 (L)	430,000	448,275
The Nielsen Company Luxembourg SARL 5.000%, 02/01/2025(S)	380,000	378,575

High Yield Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
The ServiceMaster Company LLC 5.125%, 11/15/2024(S)	$630,000	$645,750
Time Warner Cable LLC 7.300%, 07/01/2038	440,000	545,115
Univision Communications, Inc. 5.125%, 02/15/2025(S)	200,000	196,750
Viacom, Inc.
3.450%, 10/04/2026	680,000	645,343
4.375%, 03/15/2043	800,000	693,231
Viking Cruises, Ltd.
6.250%, 05/15/2025 (S)	545,000	520,475
8.500%, 10/15/2022 (S)	230,000	238,625
Virgin Media Finance PLC 6.000%, 10/15/2024(S)	1,680,000	1,740,900
Virgin Media Secured Finance PLC 5.500%, 08/15/2026(S)	200,000	203,000
Vista Outdoor, Inc. 5.875%, 10/01/2023	590,000	573,775
William Lyon Homes, Inc.
5.750%, 04/15/2019	580,000	585,800
7.000%, 08/15/2022	180,000	188,100
Woodside Homes Company LLC 6.750%, 12/15/2021(S)	760,000	794,200
ZF North America Capital, Inc.
4.500%, 04/29/2022 (L)(S)	560,000	583,100
4.750%, 04/29/2025 (S)	670,000	693,450
Ziggo Secured Finance BV 5.500%, 01/15/2027(S)	690,000	689,931
		51,108,555
Consumer staples - 5.2%
AdvancePierre Foods Holdings, Inc. 5.500%, 12/15/2024(S)	590,000	596,638
Alliance One International, Inc.
8.500%, 04/15/2021 (S)	280,000	287,000
9.875%, 07/15/2021	790,000	683,350
Aramark Services, Inc. 5.000%, 04/01/2025(S)	410,000	422,300
Beverages & More, Inc. 10.000%, 11/15/2018(S)	790,000	754,450
Carolina Beverage Group LLC 10.625%, 08/01/2018(S)	790,000	724,825
Central Garden & Pet Company 6.125%, 11/15/2023	380,000	400,900
Cott Holdings, Inc. 5.500%, 04/01/2025(S)	610,000	620,858
DS Services of America, Inc. 10.000%, 09/01/2021(S)	630,000	675,675
FAGE International SA 5.625%, 08/15/2026(S)	300,000	300,750
Kraft Heinz Foods Company
4.875%, 02/15/2025 (S)	408,000	436,129
7.125%, 08/01/2039 (S)	440,000	557,718
Lamb Weston Holdings, Inc.
4.625%, 11/01/2024 (S)	700,000	714,000
4.875%, 11/01/2026 (S)	620,000	632,400

136

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Pilgrim’s Pride Corp. 5.750%, 03/15/2025(S)	$980,000	$987,350
Post Holdings, Inc.
5.000%, 08/15/2026 (S)	740,000	708,550
5.500%, 03/01/2025 (S)	400,000	399,000
5.750%, 03/01/2027 (S)	470,000	468,825
Simmons Foods, Inc. 7.875%, 10/01/2021(S)	1,160,000	1,218,000
Spectrum Brands, Inc.
5.750%, 07/15/2025	860,000	909,450
6.125%, 12/15/2024	490,000	518,175
		13,016,343
Energy - 12.2%
Blue Racer Midstream LLC 6.125%, 11/15/2022(S)	630,000	637,875
Calumet Specialty Products Partners LP 11.500%, 01/15/2021(S)	750,000	866,250
Carrizo Oil & Gas, Inc. 6.250%, 04/15/2023	560,000	561,400
CGG SA
6.500%, 06/01/2021	1,350,000	624,375
6.875%, 01/15/2022	200,000	92,500
Cheniere Corpus Christi Holdings LLC 5.875%, 03/31/2025(S)	740,000	771,450
Chesapeake Energy Corp.
5.375%, 06/15/2021	280,000	260,400
5.750%, 03/15/2023	760,000	691,600
8.000%, 01/15/2025 (S)	280,000	280,000
Concho Resources, Inc. 5.500%, 04/01/2023	220,000	227,018
Continental Resources, Inc.
4.500%, 04/15/2023	110,000	107,250
4.900%, 06/01/2044	330,000	283,800
CrownRock LP 7.750%, 02/15/2023(L)(S)	590,000	625,400
DCP Midstream LLC 6.750%, 09/15/2037(S)	590,000	634,250
Diamondback Energy, Inc.
4.750%, 11/01/2024 (S)	220,000	221,298
5.375%, 05/31/2025 (S)	220,000	225,500
Endeavor Energy Resources LP 7.000%, 08/15/2021(S)	480,000	501,600
Ensco PLC 5.750%, 10/01/2044	450,000	337,500
EP Energy LLC
6.375%, 06/15/2023	660,000	506,550
7.750%, 09/01/2022	160,000	134,000
8.000%, 02/15/2025 (S)	910,000	848,575
EV Energy Partners LP 8.000%, 04/15/2019	220,000	166,100
Exterran Energy Solutions LP 8.125%, 05/01/2025(S)	480,000	489,600
Extraction Oil & Gas Holdings LLC 7.875%, 07/15/2021(S)	850,000	896,750

High Yield Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Gulfport Energy Corp.
6.000%, 10/15/2024 (S)	$270,000	$261,900
6.375%, 05/15/2025 (S)	210,000	206,063
Holly Energy Partners LP 6.000%, 08/01/2024(S)	210,000	219,975
KCA Deutag UK Finance PLC
7.250%, 05/15/2021 (S)	680,000	636,011
9.875%, 04/01/2022 (S)	960,000	984,000
MEG Energy Corp.
6.375%, 01/30/2023 (S)	188,000	167,790
7.000%, 03/31/2024 (S)	180,000	161,100
Murray Energy Corp. 11.250%, 04/15/2021(S)	760,000	587,100
NGL Energy Partners LP 7.500%, 11/01/2023(S)	900,000	929,250
Oasis Petroleum, Inc. 6.875%, 01/15/2023(L)	220,000	223,850
Parsley Energy LLC 6.250%, 06/01/2024(S)	230,000	243,800
Petrobras Global Finance BV 6.850%, 06/05/2115	410,000	365,413
Pride International, Inc. 7.875%, 08/15/2040	360,000	333,000
QEP Resources, Inc.
5.250%, 05/01/2023	430,000	421,568
6.875%, 03/01/2021	320,000	340,000
Range Resources Corp. 4.875%, 05/15/2025	360,000	344,700
Rice Energy, Inc.
6.250%, 05/01/2022	870,000	896,100
7.250%, 05/01/2023	20,000	21,300
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (S)	310,000	326,275
6.875%, 04/15/2040 (S)	1,250,000	1,303,125
7.500%, 07/15/2038 (S)	100,000	108,000
Rose Rock Midstream LP 5.625%, 11/15/2023	810,000	793,800
RSP Permian, Inc. 5.250%, 01/15/2025(S)	800,000	806,000
Sanchez Energy Corp. 7.750%, 06/15/2021	530,000	523,375
Shelf Drilling Holdings, Ltd. 9.500%, 11/02/2020(S)	679,808	637,320
Summit Midstream Holdings LLC 5.500%, 08/15/2022	120,000	120,000
Targa Resources Partners LP
4.250%, 11/15/2023	760,000	742,900
5.125%, 02/01/2025 (S)	170,000	175,100
5.375%, 02/01/2027 (S)	30,000	31,050
6.375%, 08/01/2022	525,000	541,406
Teine Energy, Ltd. 6.875%, 09/30/2022(S)	630,000	642,600
Tesoro Logistics LP
5.250%, 01/15/2025	120,000	125,250
5.500%, 10/15/2019	150,000	158,250
6.125%, 10/15/2021	60,000	62,775

137

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
6.250%, 10/15/2022	$70,000	$73,938
6.375%, 05/01/2024	170,000	184,025
The Williams Companies, Inc.
3.700%, 01/15/2023	300,000	294,750
4.550%, 06/24/2024	910,000	916,825
7.500%, 01/15/2031	880,000	1,025,200
8.750%, 03/15/2032	60,000	75,750
Trinidad Drilling, Ltd. 6.625%, 02/15/2025(S)	930,000	928,838
Vermilion Energy, Inc. 5.625%, 03/15/2025(S)	320,000	316,800
WPX Energy, Inc. 8.250%, 08/01/2023	1,240,000	1,379,477
		30,626,790
Financials - 6.9%
Ally Financial, Inc.
3.500%, 01/27/2019	650,000	654,875
8.000%, 11/01/2031	330,000	394,350
American Greetings Corp. 7.875%, 02/15/2025(S)	820,000	858,950
Bank of America Corp. (6.500% to 10/23/2024, then 3 month LIBOR + 4.174%) 10/23/2024(Q)	520,000	567,450
Barclays Bank PLC 7.625%, 11/21/2022	200,000	218,740
BNP Paribas SA (7.375% to 08/19/2025, then 5 Year U.S. Swap Rate + 5.150%) 08/19/2025(Q)(S)	390,000	400,725
CIT Group, Inc.
5.000%, 08/15/2022 to 08/01/2023	1,110,000	1,158,486
5.375%, 05/15/2020	1,020,000	1,086,943
Citigroup, Inc. (5.950% to 05/15/2025, then 3 month LIBOR + 3.905%) 05/15/2025(Q)	780,000	812,183
Citigroup, Inc. (6.300% to 05/15/2024, then 3 month LIBOR + 3.423%) 05/15/2024(Q)	1,060,000	1,105,050
CNO Financial Group, Inc.
4.500%, 05/30/2020	70,000	72,275
5.250%, 05/30/2025	1,010,000	1,035,886
Compiler Finance Sub, Inc. 7.000%, 05/01/2021(S)	430,000	215,000
Cooperatieve Rabobank UA 5.250%, 08/04/2045	270,000	291,240
Credit Agricole SA (8.125% to 12/23/2025, then 5 Year U.S. Swap Rate + 6.185%) 12/23/2025(Q)(S)	290,000	308,850
Donnelley Financial Solutions, Inc. 8.250%, 10/15/2024(S)	590,000	609,175

High Yield Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Fidelity & Guaranty Life Holdings, Inc. 6.375%, 04/01/2021(S)	$340,000	$340,850
FirstCash, Inc. 6.750%, 04/01/2021	480,000	500,400
Genworth Holdings, Inc.
4.900%, 08/15/2023	320,000	266,400
7.700%, 06/15/2020	570,000	561,450
HSBC Holdings PLC (6.375% to 03/30/2025, then 5 Year U.S. ISDAFIX + 4.368%) 03/30/2025(L)(Q)	620,000	630,850
Ladder Capital Finance Holdings LLLP 5.250%, 03/15/2022(S)	380,000	382,850
Navient Corp.
5.875%, 03/25/2021 to 10/25/2024	590,000	575,250
6.500%, 06/15/2022	120,000	121,050
6.625%, 07/26/2021	210,000	217,350
8.000%, 03/25/2020	688,000	747,340
8.450%, 06/15/2018	600,000	639,000
Quicken Loans, Inc. 5.750%, 05/01/2025(S)	1,000,000	982,500
Royal Bank of Scotland Group PLC (8.625% to 08/15/2021, then 5 Year U.S. Swap Rate + 7.598%) 08/15/2021(Q)	470,000	489,975
The Royal Bank of Scotland NV 7.750%, 05/15/2023	210,000	245,047
TMX Finance LLC 8.500%, 09/15/2018(S)	790,000	726,800
		17,217,290
Health care - 6.7%
AMAG Pharmaceuticals, Inc. 7.875%, 09/01/2023(S)	450,000	426,375
BioScrip, Inc. 8.875%, 02/15/2021	620,000	532,995
Centene Corp.
4.750%, 01/15/2025	1,070,000	1,076,024
6.125%, 02/15/2024	250,000	268,438
Community Health Systems, Inc. 6.250%, 03/31/2023	310,000	316,200
DaVita, Inc.
5.000%, 05/01/2025	650,000	647,972
5.125%, 07/15/2024	50,000	50,500
5.750%, 08/15/2022	180,000	186,300
DJO Finance LLC 10.750%, 04/15/2020	90,000	73,125
DJO Finco, Inc. 8.125%, 06/15/2021(S)	950,000	819,375
DPx Holdings BV 7.500%, 02/01/2022(S)	150,000	158,344
Greatbatch, Ltd. 9.125%, 11/01/2023(S)	520,000	548,600
HCA, Inc.

138

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
4.500%, 02/15/2027	$340,000	$340,000
5.250%, 04/15/2025 to 06/15/2026	480,000	504,040
5.875%, 02/15/2026	1,160,000	1,224,832
7.500%, 02/15/2022	210,000	240,188
IASIS Healthcare LLC 8.375%, 05/15/2019	980,000	938,350
Immucor, Inc. 11.125%, 08/15/2019	100,000	97,250
Mallinckrodt International Finance SA
3.500%, 04/15/2018	120,000	119,850
4.750%, 04/15/2023	140,000	118,650
MPH Acquisition Holdings LLC 7.125%, 06/01/2024(S)	1,400,000	1,505,175
Tenet Healthcare Corp.
7.500%, 01/01/2022 (L)(S)	370,000	399,600
8.125%, 04/01/2022	1,410,000	1,469,925
Universal Hospital Services, Inc. 7.625%, 08/15/2020	700,000	696,500
Valeant Pharmaceuticals International, Inc.
5.375%, 03/15/2020 (S)	50,000	44,750
5.500%, 03/01/2023 (S)	1,950,000	1,501,500
5.625%, 12/01/2021 (S)	270,000	217,350
5.875%, 05/15/2023 (S)	800,000	621,000
6.125%, 04/15/2025 (S)	220,000	169,400
6.375%, 10/15/2020 (S)	110,000	99,550
6.500%, 03/15/2022 (S)	250,000	257,188
7.000%, 10/01/2020 to 03/15/2024 (S)	830,000	807,613
7.250%, 07/15/2022 (S)	70,000	59,675
7.500%, 07/15/2021 (S)	130,000	113,913
		16,650,547
Industrials - 10.1%
ACCO Brands Corp. 5.250%, 12/15/2024(S)	440,000	442,200
Ahern Rentals, Inc. 7.375%, 05/15/2023(S)	130,000	111,800
Allison Transmission, Inc. 5.000%, 10/01/2024(S)	790,000	797,900
American Airlines 2013-1 Class B Pass Through Trust 5.625%, 01/15/2021(S)	734,342	759,603
American Airlines 2013-2 Class B Pass Through Trust 5.600%, 01/15/2022(S)	700,263	723,897
American Builders & Contractors Supply Company, Inc.
5.625%, 04/15/2021 (S)	880,000	902,000
5.750%, 12/15/2023 (S)	350,000	364,000
Arconic, Inc. 5.125%, 10/01/2024	480,000	495,840
Ashtead Capital, Inc. 6.500%, 07/15/2022(S)	520,000	540,800
Ashton Woods USA LLC 6.875%, 02/15/2021(S)	270,000	270,000

High Yield Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Ausdrill Finance Pty, Ltd. 6.875%, 11/01/2019(S)	$380,000	$391,400
Blueline Rental Finance Corp. 9.250%, 03/15/2024(S)	820,000	839,475
CBC Ammo LLC 7.250%, 11/15/2021(S)	1,210,000	1,203,950
Covanta Holding Corp. 5.875%, 07/01/2025	560,000	561,050
Flexi-Van Leasing, Inc. 7.875%, 08/15/2018(S)	900,000	814,500
GFL Environmental, Inc. 9.875%, 02/01/2021(S)	650,000	703,625
H&E Equipment Services, Inc. 7.000%, 09/01/2022	1,080,000	1,132,650
International Lease Finance Corp. 8.625%, 01/15/2022	30,000	36,705
LMI Aerospace, Inc. 7.375%, 07/15/2019	430,000	446,125
Michael Baker Holdings LLC, PIK 9.625%, 04/15/2019(S)	1,109,963	1,087,764
Michael Baker International LLC 8.250%, 10/15/2018(S)	240,000	241,200
Navios Maritime Acquisition Corp. 8.125%, 11/15/2021(S)	940,000	820,150
Neovia Logistics Intermediate Holdings LLC, PIK 10.750%, 04/01/2020(S)	707,432	516,425
Park Aerospace Holdings, Ltd.
5.250%, 08/15/2022 (S)	730,000	759,200
5.500%, 02/15/2024 (S)	1,320,000	1,372,800
Prime Security Services Borrower LLC 9.250%, 05/15/2023(S)	570,000	624,863
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/2025(S)	570,000	582,825
Terex Corp. 5.625%, 02/01/2025(S)	690,000	696,900
The ADT Corp.
3.500%, 07/15/2022	150,000	143,625
4.125%, 06/15/2023	90,000	85,950
6.250%, 10/15/2021	430,000	467,367
Ultrapetrol Bahamas, Ltd. 8.875%, 06/15/2021(H)	930,000	176,700
United Airlines 2013-1 Class B Pass Through Trust 5.375%, 02/15/2023	601,665	627,236
United Airlines 2014-1 Class B Pass Through Trust 4.750%, 10/11/2023	292,692	298,545
United Rentals North America, Inc.
5.500%, 07/15/2025 to 05/15/2027	1,420,000	1,438,200
5.750%, 11/15/2024	620,000	646,350
US Airways 2012-2 Class B Pass Through Trust 6.750%, 12/03/2022	682,767	739,095

139

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
West Corp.
4.750%, 07/15/2021 (S)	$160,000	$162,800
5.375%, 07/15/2022 (S)	1,260,000	1,237,950
XPO Logistics, Inc.
6.125%, 09/01/2023 (S)	590,000	613,600
6.500%, 06/15/2022 (S)	340,000	357,000
		25,234,065
Information technology - 1.3%
CDW LLC 5.000%, 09/01/2025	480,000	487,800
Diamond 1 Finance Corp.
5.875%, 06/15/2021 (S)	630,000	662,320
7.125%, 06/15/2024 (S)	360,000	397,961
First Data Corp.
5.000%, 01/15/2024 (S)	500,000	508,750
7.000%, 12/01/2023 (S)	110,000	117,975
Interface Security Systems Holdings, Inc. 9.250%, 01/15/2018	420,000	417,900
Match Group, Inc. 6.375%, 06/01/2024	340,000	367,836
Micron Technology, Inc. 5.500%, 02/01/2025	350,000	363,125
		3,323,667
Materials - 9.9%
Alcoa Nederland Holding BV
6.750%, 09/30/2024 (S)	330,000	353,925
7.000%, 09/30/2026 (L)(S)	830,000	902,625
Anglo American Capital PLC
4.125%, 04/15/2021 to 09/27/2022 (S)	660,000	668,650
4.875%, 05/14/2025 (S)	330,000	336,435
ArcelorMittal
6.125%, 06/01/2025	50,000	55,500
7.500%, 03/01/2041	470,000	525,225
Ardagh Packaging Finance PLC
4.625%, 05/15/2023 (S)	600,000	606,000
6.000%, 02/15/2025 (S)	820,000	829,225
7.250%, 05/15/2024 (S)	850,000	908,438
Barminco Finance Pty, Ltd. 9.000%, 06/01/2018(L)(S)	440,000	462,000
BHP Billiton Finance USA, Ltd. (6.750% to 10/19/2025, then 5 Year U.S. Swap Rate + 5.093%) 10/19/2075(S)	450,000	508,950
Cemex SAB de CV
5.700%, 01/11/2025 (S)	220,000	227,700
6.125%, 05/05/2025 (L)(S)	270,000	288,144
Crown Americas LLC 4.250%, 09/30/2026(S)	300,000	288,564
Eco Services Operations LLC 8.500%, 11/01/2022(S)	580,000	610,450
First Quantum Minerals, Ltd.
7.250%, 04/01/2023 (S)	500,000	505,625
7.500%, 04/01/2025 (S)	750,000	757,500

High Yield Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Flex Acquisition Company, Inc. 6.875%, 01/15/2025(S)	$370,000	$377,631
FMG Resources August 2006 Pty, Ltd. 9.750%, 03/01/2022(S)	580,000	664,825
Freeport-McMoRan, Inc.
3.550%, 03/01/2022	540,000	500,850
3.875%, 03/15/2023	260,000	239,101
5.450%, 03/15/2043	170,000	143,225
6.125%, 06/15/2019 (S)	190,000	192,731
6.625%, 05/01/2021 (S)	130,000	132,275
6.750%, 02/01/2022 (S)	200,000	205,000
6.875%, 02/15/2023 (S)	940,000	970,550
Hardwoods Acquisition, Inc. 7.500%, 08/01/2021(S)	430,000	382,700
HIG BBC Intermediate Holdings LLC, PIK 11.250%, 09/15/2018(S)	374,293	361,193
Hudbay Minerals, Inc.
7.250%, 01/15/2023 (S)	340,000	360,400
7.625%, 01/15/2025 (S)	780,000	846,300
Kissner Holdings LP 8.375%, 12/01/2022(S)	560,000	576,800
Mercer International, Inc. 6.500%, 02/01/2024(S)	690,000	691,725
Midwest Vanadium Pty, Ltd. 11.500%, 02/15/2018(H)(S)	933,844	23,346
Novelis Corp. 5.875%, 09/30/2026(S)	440,000	448,800
NWH Escrow Corp. 7.500%, 08/01/2021(S)	220,000	194,700
Pactiv LLC
7.950%, 12/15/2025	380,000	412,300
8.375%, 04/15/2027	1,510,000	1,683,650
Reynolds Group Issuer, Inc.
5.125%, 07/15/2023 (S)	160,000	164,400
7.000%, 07/15/2024 (S)	1,450,000	1,552,406
Steel Dynamics, Inc. 5.000%, 12/15/2026(S)	410,000	415,125
Teck Resources, Ltd.
3.000%, 03/01/2019	730,000	741,227
4.750%, 01/15/2022	490,000	506,538
6.250%, 07/15/2041	670,000	696,934
8.000%, 06/01/2021 (S)	540,000	586,575
The Scotts Miracle-Gro Company 5.250%, 12/15/2026(S)	270,000	273,375
U.S. Concrete, Inc.
6.375%, 06/01/2024	360,000	372,600
6.375%, 06/01/2024 (S)	480,000	496,800
Valvoline, Inc. 5.500%, 07/15/2024(S)	650,000	682,500
		24,731,538

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High Yield Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate - 2.1%
Care Capital Properties LP 5.125%, 08/15/2026	$270,000	$269,561
CoreCivic, Inc.
4.125%, 04/01/2020	90,000	91,800
4.625%, 05/01/2023	130,000	129,838
5.000%, 10/15/2022	400,000	413,000
CTR Partnership LP 5.875%, 06/01/2021	1,030,000	1,055,750
Greystar Real Estate Partners LLC 8.250%, 12/01/2022(S)	660,000	711,975
Iron Mountain, Inc. 6.000%, 10/01/2020(S)	840,000	879,900
MPT Operating Partnership LP
5.250%, 08/01/2026	250,000	246,250
6.375%, 03/01/2024	280,000	301,000
The GEO Group, Inc.
5.125%, 04/01/2023	10,000	9,925
5.875%, 10/15/2024	750,000	766,875
Uniti Group, Inc. 6.000%, 04/15/2023(S)	190,000	197,125
Uniti Group, Inc. 8.250%, 10/15/2023	130,000	137,150
		5,210,149
Telecommunication services - 8.4%
CenturyLink, Inc. 5.625%, 04/01/2025	420,000	402,150
Cogent Communications Group, Inc. 5.375%, 03/01/2022(S)	1,150,000	1,180,188
CommScope Technologies LLC 5.000%, 03/15/2027(S)	420,000	419,349
Frontier Communications Corp. 11.000%, 09/15/2025	830,000	804,581
Intelsat Jackson Holdings SA
5.500%, 08/01/2023	1,170,000	960,863
7.250%, 10/15/2020	30,000	27,338
7.500%, 04/01/2021	50,000	45,063
8.000%, 02/15/2024 (S)	1,060,000	1,123,600
Level 3 Financing, Inc.
5.250%, 03/15/2026	210,000	211,313
5.625%, 02/01/2023	400,000	414,000
Oi Brasil Holdings Cooperatief UA 5.750%, 02/10/2022(H)(S)	1,020,000	326,400
SFR Group SA
6.000%, 05/15/2022 (S)	200,000	207,250
6.250%, 05/15/2024 (S)	270,000	271,688
7.375%, 05/01/2026 (S)	2,170,000	2,235,100
Sprint Capital Corp. 8.750%, 03/15/2032	1,600,000	1,924,000
Sprint Communications, Inc. 11.500%, 11/15/2021	470,000	589,850
Sprint Corp.
7.250%, 09/15/2021	1,850,000	1,997,427
7.625%, 02/15/2025 (L)	550,000	600,875
7.875%, 09/15/2023	2,690,000	2,979,175
T-Mobile USA, Inc. 6.500%, 01/15/2026	1,160,000	1,270,200

High Yield Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
Telecom Italia SpA 5.303%, 05/30/2024(S)	$1,350,000	$1,365,188
Windstream Services LLC
7.500%, 04/01/2023 (L)	920,000	864,800
7.750%, 10/15/2020 to 10/01/2021 (L)	870,000	874,000
		21,094,398
Utilities - 2.1%
AES Corp.
4.875%, 05/15/2023	470,000	467,650
5.500%, 03/15/2024 to 04/15/2025	515,000	521,500
Miran Mid-Atlantic Series C Pass Through Trust 10.060%, 12/30/2028	1,558,871	1,410,778
NRG Energy, Inc.
6.625%, 01/15/2027 (S)	190,000	189,525
7.250%, 05/15/2026	40,000	41,200
NRG REMA LLC
9.237%, 07/02/2017	183,757	154,356
9.681%, 07/02/2026	1,291,000	948,885
Red Oak Power LLC 9.200%, 11/30/2029	1,030,000	1,073,775
Suburban Propane Partners LP 5.875%, 03/01/2027	450,000	443,250
		5,250,919
TOTAL CORPORATE BONDS (Cost $214,406,960)		$213,464,261

CAPITAL PREFERRED SECURITIES - 0.4%
Financials - 0.4%
ILFC E-Capital Trust I 4.660%, 12/21/2065(P)(S)	1,000,000	945,000
TOTAL CAPITAL PREFERRED SECURITIES (Cost $839,976)		$945,000

CONVERTIBLE BONDS - 0.9%
Consumer discretionary - 0.0%
Liberty Media Corp.-Liberty Formula One 1.000%, 01/30/2023(S)	90,000	98,944
Energy - 0.3%
Chesapeake Energy Corp. 5.500%, 09/15/2026(S)	390,000	403,894
Whiting Petroleum Corp. 1.250%, 04/01/2020	550,000	479,188
		883,082
Information technology - 0.6%
Akamai Technologies, Inc. 0.562%, 02/15/2019(Z)	230,000	227,556
Microchip Technology, Inc.
1.625%, 02/15/2027 (S)	370,000	374,856
2.250%, 02/15/2037 (S)	190,000	193,088

141

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PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
Information technology (continued)
ON Semiconductor Corp. 1.625%, 10/15/2023(S)	$330,000	$342,169
WebMD Health Corp. 2.625%, 06/15/2023(S)	280,000	265,825
		1,403,494
TOTAL CONVERTIBLE BONDS (Cost $2,359,764)		$2,385,520

TERM LOANS (M) - 3.3%
Consumer discretionary - 0.6%
CWGS Group LLC 4.604%, 11/08/2023	810,000	813,038
Spencer Gifts LLC 9.250%, 06/29/2022	630,000	504,000
TOMS Shoes LLC 6.550%, 10/28/2020	460,600	303,305
		1,620,343
Energy - 1.4%
Chesapeake Energy Corp. 8.553%, 08/23/2021	400,000	425,500
Eastern Power LLC 5.000%, 10/02/2021	997,510	1,000,752
Hercules Offshore, Inc. 10.500%, 05/06/2020 (H)	362,249	286,177
Magnum Hunter Resources Corp. 8.000%, 05/06/2019	180,720	180,621
Murray Energy Corp. 8.397%, 04/16/2020	378,683	366,966
Panda Temple Power II LLC 7.250%, 04/03/2019	267,293	231,543
Panda Temple Power LLC 7.250%, 03/04/2022	724,397	604,872
Westmoreland Coal Company 7.647%, 12/16/2020	463,688	427,752
		3,524,183
Health care - 0.7%
Immucor, Inc. 5.000%, 08/17/2018	293,126	289,254
Lantheus Medical Imaging, Inc. TBD 06/30/2022 (T)	460,000	460,000
Radnet Management, Inc. 8.151%, 03/25/2021	933,333	938,000
		1,687,254
Industrials - 0.3%
Commercial Barge Line Company 9.750%, 11/12/2020	826,500	756,248
Information technology - 0.2%
Ancestry.com Operations, Inc. 9.270%, 10/19/2024	560,000	573,300
Materials - 0.1%
Essar Steel Algoma, Inc. 7.500%, 08/07/2019 (H)	316,800	125,665

High Yield Trust (continued)

	Shares or Principal Amount	Value
TERM LOANS (continued)
TOTAL TERM LOANS (Cost $8,930,089)		$8,286,993

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
Commercial and residential - 0.4%
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank), Series 2015-LC21, Class E 3.250%, 07/10/2048(S)	$600,000	$325,243
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class E 4.618%, 08/15/2048(P)(S)	500,000	329,483
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E 3.000%, 05/15/2048(S)	500,000	262,579
		917,305
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,068,561)		$917,305

ASSET BACKED SECURITIES - 2.2%
AMMC CLO 16, Ltd., Series 2015-16A, Class E 6.623%, 04/14/2027 (P)(S)	400,000	394,429
Avery Point VI CLO, Ltd., Series 2015-6A, Class E1 6.534%, 08/05/2027 (P)(S)	750,000	738,171
Babson CLO, Ltd., Series 2015-2A, Class E 6.580%, 07/20/2027 (P)(S)	500,000	500,054
Carlyle Global Market Strategies CLO, Ltd., Series 2015-2A, Class D 6.337%, 04/27/2027 (P)(S)	500,000	494,407
Cumberland Park CLO, Ltd., Series 2015-2A, Class E 6.030%, 07/20/2026 (P)(S)	750,000	715,417
Galaxy XX CLO, Ltd., Series 2015-20A, Class E 6.530%, 07/20/2027 (P)(S)	250,000	243,589
Goldentree Loan Opportunities X, Ltd., Series 2015-10A, Class E2 6.230%, 07/20/2027 (P)(S)	500,000	487,438
Jamestown CLO VIII, Ltd., Series 2015-8A, Class D2 7.773%, 01/15/2028 (P)(S)	750,000	750,826
Neuberger Berman CLO XIX, Ltd., Series 2015-19A, Class D 5.878%, 07/15/2027 (P)(S)	500,000	480,050
Oaktree CLO, Ltd., Series 2015- 1A, Class D 6.630%, 10/20/2027 (P)(S)	350,000	332,895

142

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High Yield Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Treman Park CLO, Ltd., Series 2015-1A, Class E 7.230%, 04/20/2027 (P)(S)	$250,000	$249,989
TOTAL ASSET BACKED SECURITIES (Cost $5,147,852)		$5,387,265

COMMON STOCKS - 1.6%
Consumer discretionary - 0.3%
Bossier Casino Venture Holdco, Inc. (I)(S)	43,365	452,297
New Cotai LLC (I)	3	79,057
Red Rock Resorts, Inc., Class A	5,073	112,519
Vertis Holdings, Inc. (I)	69,391	0
		643,873
Energy - 1.3%
Berry Petroleum Company LLC (I)	88,259	926,720
Hercules Offshore, Inc. (I)(L)	45,689	17,343
KCAD Holdings I, Ltd. (I)	165,553,563	1,191,988
Magnum Hunter Resources Corp. (I)	97,958	1,097,130
MWO Holdings LLC (I)	445	142,689
		3,375,868
Industrials - 0.0%
Tricer Holdco SCA (I)	43,750	75,250
Materials - 0.0%
Mirabela Nickel, Ltd. (I)	2,045,076	0
TOTAL COMMON STOCKS (Cost $10,561,962)		$4,094,993

PREFERRED SECURITIES - 1.7%
Energy - 0.8%
Berry Petroleum Company LLC (I)	95,736	1,292,436
Sanchez Energy Corp., 6.500%	16,900	598,936
Scorpio Tankers, Inc., 2.375% (I)(S)	6,025	151,951
		2,043,323
Financials - 0.5%
GMAC Capital Trust I, 6.824% (P)	51,072	1,298,761
Health care - 0.3%
Allergan PLC, 5.500%	810	688,322
Industrials - 0.1%
Tricer Holdco SCA (I)	19,444,700	194,447
Materials - 0.0%
Berry Plastics Group, Inc. (I)	1,434	14,340
TOTAL PREFERRED SECURITIES (Cost $5,055,238)		$4,239,193

ESCROW CERTIFICATES - 0.0%
Consumer discretionary - 0.0%
Adelphia Communications Corp.
7.750%, 01/15/2049 (I)	$3,000,000	0
9.875%, 03/01/2049 (I)	2,050,000	0
10.250%, 11/01/2049 (I)	1,025,000	0
		0

High Yield Trust (continued)

	Shares or Principal Amount	Value
ESCROW CERTIFICATES (continued)
Health care - 0.0%
Magellan Health, Inc. 9.750%, 05/15/2020(I)	$1,930,000	$500
TOTAL ESCROW CERTIFICATES (Cost $435,127)		$500

PURCHASED OPTIONS - 0.0%
Over the Counter Option on 5-Year Credit Default Swap on CDX.NA.HY.27 (Expiration Date: 04/19/2017; Strike Price: $106.00; Counterparty: Credit Suisse Securities (USA) LLC) (I)	8,335,800	2,274
TOTAL PURCHASED OPTIONS (Cost $53,349)		$2,274

SECURITIES LENDING COLLATERAL - 3.0%
John Hancock Collateral Trust, 0.9609% (W)(Y)	747,009	7,474,876
TOTAL SECURITIES LENDING COLLATERAL (Cost $7,475,201)		$7,474,876

SHORT-TERM INVESTMENTS - 1.1%
Money market funds - 1.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.5720% (Y)	2,764,254	2,764,254
TOTAL SHORT-TERM INVESTMENTS (Cost $2,764,254)		$2,764,254

Total Investments (High Yield Trust) (Cost $263,381,491) - 101.6%		$254,162,300
Other assets and liabilities, net - (1.6%)		(4,040,760)
TOTAL NET ASSETS - 100.0%		$250,121,540

Currency Abbreviations

BRL	Brazilian Real
IDR	Indonesian Rupiah
MXN	Mexican Peso

Security Abbreviations and Legend

ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 3-31-17. The value of securities on loan amounted to $7,281,430.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

143

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(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $128,205,852 or 51.3% of the fund’s net assets as of 3-31-17.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 3-31-17.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.

144

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PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	86	Long	Jun 2017	$10,112,769	$10,124,484	$11,715
Ultra U.S. Treasury Bond Futures	8	Long	Jun 2017	1,278,880	1,285,000	6,120
U.S. Treasury Long Bond Futures	3	Short	Jun 2017	(451,521)	(452,531)	(1,010)
						$16,825

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

145

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PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
CAD	2,322,428	USD	1,771,203	Barclays Bank PLC Wholesale	4/20/2017	-	($24,379)	($24,379)
EUR	351,543	USD	375,117	Citibank N.A.	4/20/2017	$176	-	176
						$176	($24,379)	($24,203)

146

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PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

WRITTEN OPTIONS

Credit default swaptions

Description	Counterparty	Index	Buy/sell protection	Exercise price	Expiration date		Notional amount	Premium	Value
Puts
5-Year Credit Default Swap	Credit Suisse Security (USA) LLC	CDX.NA.HY.27	Buy	104.50	Apr 2017	USD	16,671,600	$51,682	($769)
								$51,682	($769)

147

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PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

SWAPS

Credit default swaps - Buyer

Centrally cleared	Reference obligation	Notional amount	Currency	USD Notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally Cleared	MARKIT CDX.NA.HY.27 12/21	4,851,000	USD	$4,851,000	5.000%	Quarterly	Dec 2021	($335,222)	($54,555)	($389,777)
				$4,851,000				($335,222)	($54,555)	($389,777)

148

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PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Derivatives currency abbreviations

CAD	Canadian Dollar
EUR	Euro
USD	United States Dollar

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

149

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International Equity Index Trust B

	Shares or Principal Amount	Value
COMMON STOCKS - 95.5%
Australia - 5.1%
AGL Energy, Ltd.	22,581	$454,851
Alumina, Ltd. (L)	68,528	93,761
Amcor, Ltd.	39,713	456,794
AMP, Ltd.	98,917	391,328
APA Group	35,920	245,848
Aristocrat Leisure, Ltd.	18,777	257,743
ASX, Ltd.	6,730	259,544
Aurizon Holdings, Ltd.	67,567	270,939
AusNet Services	45,502	58,574
Australia & New Zealand Banking Group, Ltd. (L)	96,591	2,345,296
Bank of Queensland, Ltd.	10,507	97,537
Bendigo & Adelaide Bank, Ltd.	13,898	128,763
BHP Billiton PLC	70,609	1,089,065
BHP Billiton, Ltd.	105,878	1,925,516
Boral, Ltd.	34,301	152,920
Brambles, Ltd.	50,911	363,579
Caltex Australia, Ltd.	9,411	212,045
Challenger, Ltd.	19,540	187,281
CIMIC Group, Ltd.	3,702	101,578
Coca-Cola Amatil, Ltd.	16,634	137,523
Cochlear, Ltd.	2,020	208,671
Commonwealth Bank of Australia	55,819	3,660,335
Computershare, Ltd.	16,916	181,676
Crown Resorts, Ltd.	9,869	89,029
CSL, Ltd.	14,939	1,430,348
Dexus Property Group (L)	30,665	228,871
Domino’s Pizza Enterprises, Ltd.	2,059	91,409
DUET Group	82,334	175,462
Flight Centre Travel Group, Ltd. (L)	2,493	54,992
Fortescue Metals Group, Ltd. (L)	50,633	241,173
Goodman Group	56,099	331,679
Harvey Norman Holdings, Ltd. (L)	15,848	54,815
Healthscope, Ltd.	65,916	114,283
Incitec Pivot, Ltd.	50,454	144,851
Insurance Australia Group, Ltd.	75,495	348,835
LendLease Group	20,344	241,960
Macquarie Group, Ltd.	9,924	683,731
Medibank Pvt, Ltd.	94,782	204,150
Mirvac Group	125,759	210,397
National Australia Bank, Ltd. (L)	86,133	2,193,151
Newcrest Mining, Ltd.	23,991	408,938
Oil Search, Ltd.	47,003	259,149
Orica, Ltd.	13,519	181,712
Origin Energy, Ltd. (I)	53,340	286,926
Qantas Airways, Ltd.	11,580	34,414
QBE Insurance Group, Ltd.	44,109	434,246
Ramsay Health Care, Ltd.	4,281	228,529
REA Group, Ltd. (L)	1,284	58,227
Santos, Ltd. (I)	55,812	161,962
Scentre Group	168,814	553,429
SEEK, Ltd.	11,910	144,801
Sonic Healthcare, Ltd.	14,194	239,800
South32, Ltd.	112,851	237,908
South32, Ltd. (London Stock Exchange)	74,597	155,385
Stockland	80,805	286,539

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Suncorp Group, Ltd.	41,061	$414,367
Sydney Airport	32,188	166,437
Tabcorp Holdings, Ltd.	22,249	80,739
Tatts Group, Ltd.	42,391	143,443
Telstra Corp., Ltd.	135,327	481,542
The GPT Group	65,090	256,172
TPG Telecom, Ltd. (L)	12,913	68,747
Transurban Group	68,305	608,864
Treasury Wine Estates, Ltd.	22,031	205,805
Vicinity Centres	108,802	235,341
Vocus Group, Ltd. (L)	20,074	66,239
Wesfarmers, Ltd.	36,886	1,269,910
Westfield Corp.	61,935	420,139
Westpac Banking Corp.	108,717	2,906,261
Woodside Petroleum, Ltd.	23,956	586,883
Woolworths, Ltd.	40,875	827,556
		32,530,713
Austria - 0.1%
ANDRITZ AG	2,752	137,637
Erste Group Bank AG	8,613	280,456
OMV AG	5,543	218,446
Raiffeisen Bank International AG (I)	2,225	50,178
voestalpine AG	4,357	171,354
		858,071
Belgium - 0.8%
Ageas	7,799	304,557
Anheuser-Busch InBev SA	25,516	2,795,931
Colruyt SA	2,769	135,987
Groupe Bruxelles Lambert SA	3,135	284,512
KBC Group NV	8,597	569,922
Proximus SADP	5,996	187,897
Solvay SA	2,881	351,513
Telenet Group Holding NV (I)	2,144	127,451
UCB SA	4,152	322,064
Umicore SA	3,265	185,939
		5,265,773
Brazil - 1.0%
Ambev SA	154,630	900,930
Banco Bradesco SA	26,372	269,987
Banco do Brasil SA	26,713	288,155
Banco Santander Brasil SA	14,000	123,650
BB Seguridade Participacoes SA	24,400	227,586
BM&F Bovespa SA	61,208	377,148
BR Malls Participacoes SA (I)	20,033	92,723
Braskem SA, ADR	1,584	32,234
BRF SA	19,720	243,209
CCR SA	26,900	155,096
Centrais Eletricas Brasileiras SA, ADR (I)	1,429	9,874
Cia Brasileira de Distribuicao, ADR	628	12,058
Cia de Saneamento Basico do Estado de Sao Paulo	9,470	98,584
Cia Siderurgica Nacional SA (I)	16,100	46,851
Cia Siderurgica Nacional SA, ADR (I)	11,800	34,456
Cielo SA	32,884	297,370
Cosan SA Industria e Comercio	2,611	32,410

150

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
CPFL Energia SA	4,848	$39,907
Duratex SA	12,966	38,104
EDP - Energias do Brasil SA	11,126	49,578
Embraer SA	10,800	59,992
Embraer SA, ADR	2,626	57,982
Engie Brasil Energia SA	3,900	44,063
Equatorial Energia SA	6,700	125,820
Fibria Celulose SA	3,172	29,252
Fibria Celulose SA, ADR	6,862	62,719
Hypermarcas SA	10,008	92,708
JBS SA	15,473	50,463
Klabin SA	17,800	86,140
Kroton Educacional SA	47,780	202,683
Localiza Rent a Car SA	5,576	74,220
Lojas Renner SA	19,700	174,938
M Dias Branco SA	800	32,658
Multiplan Empreendimentos Imobiliarios SA	3,325	70,417
Natura Cosmeticos SA	6,500	60,233
Odontoprev SA	3,800	13,716
Petroleo Brasileiro SA (I)	97,329	471,007
Porto Seguro SA	4,419	40,102
Qualicorp SA	4,950	32,651
Raia Drogasil SA	8,100	151,801
Rumo SA (I)	19,396	52,973
Sul America SA	7,298	38,909
Telefonica Brasil SA, ADR	6,017	89,352
Tim Participacoes SA	21,320	68,783
Ultrapar Participacoes SA	12,100	276,817
Vale SA	40,700	387,291
WEG SA	15,260	84,816
		6,302,416
Canada - 6.8%
Agnico Eagle Mines, Ltd.	7,700	326,679
Agrium, Inc. (L)	4,600	439,021
Alimentation Couche-Tard, Inc., Class B	14,400	650,564
AltaGas, Ltd. (L)	6,200	143,595
ARC Resources, Ltd.	11,900	170,019
Atco, Ltd., Class I	2,800	108,875
Bank of Montreal	21,500	1,605,892
Barrick Gold Corp.	37,940	720,656
BCE, Inc.	5,424	240,151
BlackBerry, Ltd. (I)	19,900	154,130
Bombardier, Inc., Class B (I)	67,600	103,699
Brookfield Asset Management, Inc., Class A	29,548	1,076,513
CAE, Inc.	9,800	149,743
Cameco Corp. (L)	14,300	158,286
Canadian Imperial Bank of Commerce	13,000	1,120,961
Canadian National Railway Company	26,000	1,919,134
Canadian Natural Resources, Ltd.	37,360	1,223,186
Canadian Pacific Railway, Ltd.	4,800	705,102
Canadian Tire Corp., Ltd., Class A	2,200	261,350
Canadian Utilities, Ltd., Class A	4,800	140,623
CCL Industries, Inc., Class B	1,000	218,175
Cenovus Energy, Inc.	27,000	305,561

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
CGI Group, Inc., Class A (I)	7,000	$335,406
CI Financial Corp.	8,400	166,945
Constellation Software, Inc.	700	343,986
Crescent Point Energy Corp.	17,300	186,939
Dollarama, Inc.	4,000	331,496
ECN Capital Corp.	13,200	35,634
Eldorado Gold Corp.	25,100	85,878
Element Fleet Management Corp. (L)	13,200	122,188
Emera, Inc.	2,100	74,187
Empire Company, Ltd., Class A	5,700	87,096
Enbridge, Inc.	53,200	2,228,651
Encana Corp.	33,200	388,958
Fairfax Financial Holdings, Ltd.	800	364,071
Finning International, Inc.	6,300	117,676
First Capital Realty, Inc.	4,700	70,791
First Quantum Minerals, Ltd.	24,054	255,580
Fortis, Inc.	13,600	450,691
Franco-Nevada Corp.	6,300	412,720
George Weston, Ltd.	1,600	139,601
Gildan Activewear, Inc.	7,900	213,443
Goldcorp, Inc.	28,884	421,363
Great-West Lifeco, Inc.	9,500	263,244
H&R Real Estate Investment Trust	5,700	98,883
Husky Energy, Inc. (I)	12,797	144,440
Hydro One, Ltd. (S)	7,000	127,646
IGM Financial, Inc. (L)	3,300	98,416
Imperial Oil, Ltd.	10,630	323,892
Industrial Alliance Insurance & Financial Services, Inc.	3,500	151,675
Intact Financial Corp.	4,500	320,044
Inter Pipeline, Ltd.	11,700	246,608
Keyera Corp.	6,800	199,472
Kinross Gold Corp. (I)	43,729	154,220
Linamar Corp.	1,700	77,327
Loblaw Companies, Ltd.	7,840	425,412
Magna International, Inc.	12,900	556,703
Manulife Financial Corp. (O)	65,100	1,154,799
Methanex Corp.	3,500	163,992
Metro, Inc.	8,600	264,173
National Bank of Canada	11,800	495,478
Onex Corp.	2,600	186,615
Open Text Corp.	9,000	305,899
Pembina Pipeline Corp.	13,300	421,448
Peyto Exploration & Development Corp. (L)	6,000	123,397
Potash Corp. of Saskatchewan, Inc.	29,500	503,997
Power Corp. of Canada	12,800	300,690
Power Financial Corp.	9,000	238,019
PrairieSky Royalty, Ltd. (L)	7,947	167,683
Restaurant Brands International, Inc.	7,846	437,066
RioCan Real Estate Investment Trust	5,300	104,418
Rogers Communications, Inc., Class B	12,400	548,272
Royal Bank of Canada	50,000	3,642,892
Saputo, Inc.	9,100	314,020
Seven Generations Energy, Ltd., Class A (I)	8,700	158,973

151

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Shaw Communications, Inc., Class B	14,600	$302,682
Silver Wheaton Corp.	15,500	322,973
Smart Real Estate Investment Trust	2,800	68,787
SNC-Lavalin Group, Inc.	5,300	207,959
Sun Life Financial, Inc.	20,100	733,959
Suncor Energy, Inc.	55,535	1,705,075
Teck Resources, Ltd., Class B	19,761	432,116
TELUS Corp. (L)	6,900	223,990
The Bank of Nova Scotia	40,000	2,340,114
The Jean Coutu Group PJC, Inc., Class A	2,900	45,642
The Toronto-Dominion Bank	62,200	3,115,496
Tourmaline Oil Corp. (I)	7,400	164,989
TransCanada Corp. (L)	28,600	1,319,835
Turquoise Hill Resources, Ltd. (I)	40,020	122,180
Veresen, Inc.	12,100	133,752
Vermilion Energy, Inc. (L)	4,000	150,002
Waste Connections, Inc.	1,782	157,343
West Fraser Timber Company, Ltd.	2,400	100,378
Yamana Gold, Inc.	36,544	100,851
		43,243,151
Chile - 0.3%
Antofagasta PLC	15,103	157,685
Banco Santander Chile, ADR	13,061	327,570
Cencosud SA	61,383	188,050
Cia Cervecerias Unidas SA, ADR	6,197	156,598
Enel Americas SA, ADR	37,802	392,763
Enel Chile SA	26,429	145,360
Enel Generacion Chile SA, ADR	6,770	150,565
Itau CorpBanca, ADR	2,999	40,726
Latam Airlines Group SA, ADR (I)	11,197	141,866
Sociedad Quimica y Minera de Chile SA, ADR	4,454	153,084
		1,854,267
China - 5.2%
3SBio, Inc. (I)(S)	33,000	40,774
58.com, Inc., ADR (I)	1,500	53,085
AAC Technologies Holdings, Inc.	27,342	320,149
Agricultural Bank of China, Ltd., H Shares	807,000	372,171
Air China, Ltd., H Shares	84,534	68,448
Alibaba Group Holding, Ltd., ADR (I)	37,399	4,032,850
Aluminum Corp. of China, Ltd., H Shares (I)	185,220	90,646
Anhui Conch Cement Company, Ltd., H Shares (L)	56,790	193,145
ANTA Sports Products, Ltd.	17,000	47,034
AviChina Industry & Technology Company, Ltd., H Shares	72,000	49,956
Baidu, Inc., ADR (I)	9,000	1,552,680
Bank of China, Ltd., H Shares	2,759,563	1,372,280
Bank of Communications Company, Ltd., H Shares	337,527	262,736
Beijing Capital International Airport Company, Ltd., H Shares	52,789	63,188
Belle International Holdings, Ltd.	185,860	120,885
BYD Company, Ltd., H Shares (L)	24,105	133,671

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
CGN Power Company, Ltd., H Shares (S)	226,000	$69,845
China Cinda Asset Management Company, Ltd., H Shares	304,800	118,543
China CITIC Bank Corp., Ltd., H Shares	310,800	206,212
China Coal Energy Company, Ltd., H Shares	69,000	34,823
China Communications Construction Company, Ltd., H Shares	152,335	215,028
China Communications Services Corp., Ltd., H Shares	129,600	84,876
China Conch Venture Holdings, Ltd.	46,400	91,150
China Construction Bank Corp., H Shares	2,823,914	2,275,249
China Everbright Bank Company, Ltd., H Shares	120,000	58,690
China Evergrande Group	148,959	138,114
China Galaxy Securities Company, Ltd., H Shares	129,500	119,584
China Huarong Asset Management Company, Ltd., H Shares (I)(S)	167,700	68,660
China Huishan Dairy Holdings Company, Ltd. (L)	225,000	12,160
China Life Insurance Company, Ltd., H Shares	258,624	791,267
China Longyuan Power Group Corp., H Shares	99,000	77,006
China Medical System Holdings, Ltd.	37,300	66,173
China Mengniu Dairy Company, Ltd.	89,004	184,560
China Merchants Bank Company, Ltd., H Shares	130,823	346,206
China Minsheng Banking Corp., Ltd., H Shares	202,080	216,017
China National Building Material Company, Ltd., H Shares	116,000	74,715
China Oilfield Services, Ltd., H Shares	56,000	53,788
China Pacific Insurance Group Company, Ltd., H Shares	90,500	327,097
China Petroleum & Chemical Corp., H Shares	881,361	717,398
China Railway Construction Corp., H Shares	67,500	95,786
China Railway Group, Ltd., H Shares	179,000	160,280
China Shenhua Energy Company, Ltd., H Shares	127,500	296,659
China Southern Airlines Company, Ltd., H Shares	64,000	44,326
China Telecom Corp., Ltd., H Shares	481,604	235,253
China Vanke Company, Ltd., H Shares	45,400	122,785
Chongqing Rural Commercial Bank Company, Ltd., H Shares	88,000	59,452
CITIC Securities Company, Ltd., H Shares	75,500	155,544
CNOOC, Ltd.	621,258	742,604
Country Garden Holdings Company, Ltd.	237,574	213,643
CRRC Corp., Ltd., H Shares	164,150	159,599
CSPC Pharmaceutical Group, Ltd.	144,000	188,656
Ctrip.com International, Ltd., ADR (I)	11,300	555,395

152

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Dongfeng Motor Group Company, Ltd., H Shares	123,220	$138,511
ENN Energy Holdings, Ltd.	26,000	146,465
Fosun International, Ltd.	60,000	90,268
Geely Automobile Holdings, Ltd.	75,000	114,942
GF Securities Company, Ltd., H Shares	32,600	68,340
GOME Electrical Appliances Holding, Ltd. (L)	386,127	52,682
Great Wall Motor Company, Ltd., H Shares (L)	72,000	82,058
Guangzhou Automobile Group Company, Ltd., H Shares	101,650	162,803
Guangzhou R&F Properties Company, Ltd., H Shares	43,600	68,115
Haitong Securities Company, Ltd., H Shares	113,200	191,494
Hengan International Group Company, Ltd.	25,000	186,048
Huaneng Power International, Inc., H Shares	149,436	99,844
Huatai Securities Company, Ltd., H Shares (S)	29,600	57,641
Industrial & Commercial Bank of China, Ltd., H Shares	2,475,735	1,619,993
JD.com, Inc., ADR (I)	22,400	696,864
Jiangsu Expressway Company, Ltd., H Shares	41,145	59,105
Jiangxi Copper Company, Ltd., H Shares	54,075	84,263
Kingsoft Corp., Ltd.	23,000	63,404
Lenovo Group, Ltd.	217,436	143,335
Longfor Properties Company, Ltd.	53,600	88,243
NetEase, Inc., ADR	2,600	738,400
New China Life Insurance Company, Ltd., H Shares	24,900	118,734
New Oriental Education & Technology Group, Inc., ADR (I)	4,100	247,558
PetroChina Company, Ltd., H Shares	734,261	537,905
PICC Property & Casualty Company, Ltd., H Shares	126,242	194,846
Ping An Insurance Group Company of China, Ltd., H Shares	179,290	1,004,822
Semiconductor Manufacturing International Corp. (I)	83,900	104,002
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	80,000	57,268
Shanghai Electric Group Company, Ltd., H Shares (I)(L)	144,864	71,821
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	13,000	47,843
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	22,600	59,203
Shenzhou International Group Holdings, Ltd.	24,000	151,469
SINA Corp. (I)	1,900	137,028
Sino-Ocean Group Holding, Ltd.	177,213	83,261

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	119,901	$66,545
Sinopharm Group Company, Ltd., H Shares	39,200	181,985
SOHO China, Ltd.	140,000	74,938
Sunac China Holdings, Ltd.	63,000	81,775
Sunny Optical Technology Group Company, Ltd.	23,900	174,909
TAL Education Group, ADR (I)	1,400	149,198
Tencent Holdings, Ltd.	189,300	5,453,642
The People’s Insurance Company Group of China, Ltd., H Shares	226,000	93,736
Tingyi Cayman Islands Holding Corp. (L)	76,000	95,443
Tsingtao Brewery Company, Ltd., H Shares	12,000	55,304
Vipshop Holdings, Ltd., ADR (I)	13,500	180,090
Want Want China Holdings, Ltd.	243,000	168,287
Weichai Power Company, Ltd., H Shares	39,360	69,527
Yangzijiang Shipbuilding Holdings, Ltd.	65,000	52,477
Yanzhou Coal Mining Company, Ltd., H Shares	85,990	66,885
Zhejiang Expressway Company, Ltd., H Shares	49,718	65,033
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	18,000	95,768
Zijin Mining Group Company, Ltd., H Shares	285,469	105,948
ZTE Corp., H Shares	25,887	47,560
		33,198,469
Colombia - 0.1%
Bancolombia SA, ADR	15,325	611,008
Ecopetrol SA, ADR	8,500	79,220
		690,228
Czech Republic - 0.0%
CEZ AS	6,817	117,377
Komercni Banka AS	3,440	127,795
		245,172
Denmark - 1.1%
AP Moller - Maersk A/S, Class A	120	193,392
AP Moller - Maersk A/S, Class B	245	405,801
Carlsberg A/S, B Shares	3,383	312,395
Chr. Hansen Holding A/S	3,392	217,588
Coloplast A/S, B Shares	4,165	325,268
Danske Bank A/S	24,066	820,553
DONG Energy A/S (S)	2,816	108,440
DSV A/S	6,003	310,494
Genmab A/S (I)	1,792	344,834
ISS A/S	5,377	203,276
Novo Nordisk A/S, B Shares	62,291	2,139,007
Novozymes A/S, B Shares	7,442	294,849
Pandora A/S	3,543	392,133
TDC A/S	31,300	161,203
Tryg A/S	4,500	81,590
Vestas Wind Systems A/S	8,020	652,349

153

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
William Demant Holding A/S (I)	5,000	$104,484
		7,067,656
Egypt - 0.0%
Commercial International Bank Egypt SAE	41,265	171,749
Global Telecom Holding SAE (I)	14,348	5,325
Talaat Moustafa Group	51,769	26,353
		203,427
Finland - 0.7%
Elisa OYJ	6,060	214,228
Fortum OYJ (L)	16,798	265,880
Kone OYJ, B Shares (L)	11,934	524,243
Metso OYJ	4,686	141,805
Neste OYJ (L)	4,388	171,584
Nokia OYJ	56,247	301,821
Nokia OYJ (New York Stock Exchange)	130,416	700,968
Nokian Renkaat OYJ	3,680	153,595
Orion OYJ, Class B	3,379	176,264
Sampo OYJ, A Shares	15,692	744,600
Stora Enso OYJ, R Shares	20,482	242,184
UPM-Kymmene OYJ (L)	19,972	468,925
Wartsila OYJ ABP	5,074	271,272
		4,377,369
France - 6.7%
Accor SA	5,923	246,363
Aeroports de Paris	1,056	130,465
Air Liquide SA	12,557	1,433,747
Airbus SE	19,203	1,464,459
Alstom SA (I)	5,147	153,658
Arkema SA	2,271	223,560
Atos SE	2,977	367,901
AXA SA	62,731	1,620,710
BNP Paribas SA	34,982	2,327,852
Bollore SA (I)	177	674
Bollore SA (Paris Stock Exchange) (I)(L)	30,997	119,979
Bouygues SA	6,726	273,378
Bureau Veritas SA	8,832	186,166
Capgemini SA	5,485	506,298
Carrefour SA	17,840	420,332
Casino Guichard Perrachon SA	1,872	104,595
Christian Dior SE	1,870	434,079
Cie de Saint-Gobain	15,983	820,040
Cie Generale des Etablissements Michelin	6,094	740,532
CNP Assurances	6,491	131,998
Credit Agricole SA	35,433	478,938
Danone SA (L)	19,579	1,331,865
Dassault Aviation SA	76	96,518
Dassault Systemes SE	4,082	353,061
Edenred	6,907	163,021
Eiffage SA	1,921	150,337
Electricite de France SA (L)	12,793	107,492
Engie SA	53,118	750,646
Essilor International SA	6,927	841,018
Eurazeo SA	1,521	100,066
Eutelsat Communications SA	6,171	137,537
Fonciere Des Regions	1,191	99,296

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Gecina SA	1,470	$199,316
Groupe Eurotunnel SE	16,415	165,003
Hermes International	908	429,835
ICADE	923	67,518
Iliad SA	884	197,426
Imerys SA	1,144	97,025
Ingenico Group SA	1,910	180,145
JCDecaux SA (I)	2,889	101,470
Kering	2,533	654,694
Klepierre	7,623	296,159
L’Oreal SA	8,339	1,603,908
Lagardere SCA	4,134	121,603
Legrand SA	8,928	537,446
LVMH Moet Hennessy Louis Vuitton SE	9,048	1,988,688
Natixis SA	31,463	193,692
Orange SA	64,119	995,488
Pernod Ricard SA	7,099	839,252
Peugeot SA (I)	16,702	335,669
Publicis Groupe SA	6,415	447,898
Remy Cointreau SA	893	87,363
Renault SA	6,096	529,575
Rexel SA	10,105	183,079
Safran SA	10,522	785,301
Sanofi	38,217	3,454,647
Schneider Electric SE	623	44,980
Schneider Electric SE (Paris Stock Exchange)	17,522	1,287,323
SCOR SE	5,762	217,764
SEB SA	756	105,596
SFR Group SA (I)	3,352	105,267
Societe BIC SA	859	107,020
Societe Generale SA	24,749	1,253,920
Sodexo SA	2,979	350,023
Suez	10,572	166,849
Thales SA	3,539	341,855
TOTAL SA	74,902	3,787,312
Unibail-Rodamco SE	3,320	774,129
Valeo SA	7,970	530,180
Veolia Environnement SA	15,809	296,449
Vinci SA	16,448	1,306,117
Vivendi SA	34,469	668,654
Wendel SA	986	124,855
Zodiac Aerospace	6,501	162,503
		42,439,577
Germany - 5.9%
adidas AG	6,052	1,151,288
Allianz SE	14,847	2,753,330
Axel Springer SE (L)	1,565	86,387
BASF SE	29,862	2,956,756
Bayer AG	26,895	3,098,677
Bayerische Motoren Werke AG	10,642	970,998
Beiersdorf AG	3,496	330,824
Brenntag AG	5,216	292,341
Commerzbank AG	32,826	297,415
Continental AG	3,509	769,352
Covestro AG (S)	2,378	183,199

154

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Daimler AG	31,264	$2,307,275
Deutsche Bank AG (L)	46,111	792,697
Deutsche Boerse AG (I)	6,452	591,240
Deutsche Lufthansa AG (L)	6,299	102,188
Deutsche Post AG	31,216	1,068,325
Deutsche Telekom AG	106,082	1,858,842
Deutsche Wohnen AG	11,387	374,992
E.ON SE	63,192	502,385
Evonik Industries AG	4,913	160,137
Fraport AG Frankfurt Airport Services Worldwide	1,295	91,568
Fresenius Medical Care AG & Company KGaA	7,178	605,262
Fresenius SE & Company KGaA	13,473	1,082,640
GEA Group AG	6,174	262,294
Hannover Rueck SE	2,036	234,612
HeidelbergCement AG	4,956	464,122
Henkel AG & Company KGaA	3,508	390,119
HOCHTIEF AG	698	115,350
HUGO BOSS AG	2,319	169,110
Infineon Technologies AG	37,859	774,875
K+S AG (L)	6,726	156,340
LANXESS AG	3,216	215,738
Linde AG	5,968	994,397
MAN SE	2,251	232,028
Merck KGaA	4,363	497,179
METRO AG	6,304	201,430
Muenchener Rueckversicherungs-Gesellschaft AG	5,174	1,012,826
OSRAM Licht AG	2,942	184,497
ProSiebenSat.1 Media SE (L)	7,728	342,202
RWE AG (I)	16,521	273,786
SAP SE	31,954	3,134,952
Siemens AG	24,885	3,408,564
Symrise AG	4,236	281,701
Telefonica Deutschland Holding AG	27,806	137,857
ThyssenKrupp AG (L)	11,339	277,780
TUI AG	17,680	244,837
Uniper SE (I)	6,933	116,521
United Internet AG	4,503	199,176
Volkswagen AG (L)	1,096	163,753
Vonovia SE	15,732	554,270
Zalando SE (I)	2,963	119,757
		37,588,191
Greece - 0.1%
Alpha Bank AE (I)	53,207	95,109
Eurobank Ergasias SA (I)	62,351	38,098
FF Group (I)	1,869	35,703
Hellenic Telecommunications Organization SA	8,503	79,887
JUMBO SA	5,651	89,065
National Bank of Greece SA (I)	184,167	47,127
OPAP SA	8,113	75,503
Piraeus Bank SA (I)	219,791	39,817
Titan Cement Company SA	2,489	63,408
		563,717

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong - 3.2%
AIA Group, Ltd.	404,200	$2,551,293
Alibaba Health Information Technology, Ltd. (I)	84,000	37,842
Alibaba Pictures Group, Ltd. (I)(L)	350,000	63,496
ASM Pacific Technology, Ltd.	6,500	88,425
Beijing Enterprises Holdings, Ltd.	19,786	102,410
Beijing Enterprises Water Group, Ltd.	152,000	112,675
BOC Hong Kong Holdings, Ltd.	126,828	518,387
Brilliance China Automotive Holdings, Ltd.	94,000	157,252
Cathay Pacific Airways, Ltd. (L)	31,782	46,139
Cheung Kong Infrastructure Holdings, Ltd.	18,772	147,421
Cheung Kong Property Holdings, Ltd.	92,665	625,102
China Everbright International, Ltd.	86,000	115,817
China Everbright, Ltd.	32,216	65,064
China Gas Holdings, Ltd.	74,000	119,232
China Jinmao Holdings Group, Ltd.	74,000	23,743
China Merchants Port Holdings Company, Ltd.	40,744	119,341
China Mobile, Ltd.	206,030	2,265,816
China Overseas Land & Investment, Ltd.	142,882	408,352
China Power International Development, Ltd.	111,000	41,288
China Resources Beer Holdings Company, Ltd. (I)	65,979	150,202
China Resources Gas Group, Ltd.	18,000	63,751
China Resources Land, Ltd.	110,964	300,119
China Resources Power Holdings Company, Ltd.	68,244	123,201
China State Construction International Holdings, Ltd.	42,000	75,181
China Taiping Insurance Holdings Company, Ltd. (I)	60,500	146,612
China Unicom Hong Kong, Ltd.	165,982	222,934
CITIC, Ltd.	149,967	214,026
CK Hutchison Holdings, Ltd.	89,663	1,103,925
CLP Holdings, Ltd.	54,900	574,719
COSCO SHIPPING Ports, Ltd.	91,666	101,232
First Pacific Company, Ltd.	92,250	67,051
Fullshare Holdings, Ltd. (L)	164,900	73,040
Galaxy Entertainment Group, Ltd.	78,000	427,218
GCL-Poly Energy Holdings, Ltd. (I)(L)	161,000	21,349
Guangdong Investment, Ltd.	99,220	141,480
Haier Electronics Group Company, Ltd.	37,000	84,802
Hanergy Thin Film Power Groupd, Ltd. (I)	428,695	11,860
Hang Lung Group, Ltd.	30,000	127,962
Hang Lung Properties, Ltd.	74,326	193,223
Hang Seng Bank, Ltd.	25,319	513,633
Henderson Land Development Company, Ltd.	36,112	223,916
HK Electric Investments & HK Electric Investments, Ltd. (S)	88,500	81,565
HKT Trust & HKT, Ltd.	89,233	115,055
Hong Kong & China Gas Company, Ltd.	269,815	539,821
Hong Kong Exchanges & Clearing, Ltd.	38,398	968,934
Hongkong Land Holdings, Ltd.	39,000	299,724

155

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Hysan Development Company, Ltd.	24,415	$110,767
Jardine Matheson Holdings, Ltd.	8,000	513,919
Jardine Strategic Holdings, Ltd.	7,000	294,000
Kerry Properties, Ltd.	21,438	74,361
Kunlun Energy Company, Ltd.	118,000	109,342
Li & Fung, Ltd. (L)	211,600	91,801
Link REIT	77,244	541,384
Melco Crown Entertainment, Ltd., ADR	6,385	118,378
MTR Corp., Ltd.	51,783	290,938
New World Development Company, Ltd.	185,055	228,020
Nine Dragons Paper Holdings, Ltd.	81,000	87,143
NWS Holdings, Ltd.	56,669	103,463
PCCW, Ltd.	181,876	107,293
Power Assets Holdings, Ltd.	49,082	423,372
Shanghai Industrial Holdings, Ltd.	33,930	99,830
Shangri-La Asia, Ltd.	70,102	102,080
Shimao Property Holdings, Ltd.	64,000	101,726
Sino Biopharmaceutical, Ltd.	148,000	121,878
Sino Land Company, Ltd.	101,911	178,716
SJM Holdings, Ltd.	83,000	67,554
Sun Art Retail Group, Ltd.	86,000	80,627
Sun Hung Kai Properties, Ltd.	48,130	707,524
Swire Pacific, Ltd., Class A	18,163	181,544
Swire Properties, Ltd.	43,628	139,827
Techtronic Industries Company, Ltd.	49,000	198,366
The Bank of East Asia, Ltd. (L)	40,425	167,252
The Wharf Holdings, Ltd.	46,876	402,854
WH Group, Ltd. (S)	125,803	108,483
Wheelock & Company, Ltd.	27,000	213,578
Yue Yuen Industrial Holdings, Ltd.	20,067	78,856
		20,620,506
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC	1,549	106,062
OTP Bank PLC	9,034	252,405
Richter Gedeon Nyrt	4,794	108,880
		467,347
India - 2.0%
Adani Ports and Special Economic Zone, Ltd. (I)	28,840	151,425
Ambuja Cements, Ltd.	22,913	83,718
Apollo Hospitals Enterprise, Ltd. (I)	2,513	45,100
Asian Paints, Ltd.	10,113	166,563
Aurobindo Pharma, Ltd.	9,153	95,150
Axis Bank, Ltd.	56,195	424,823
Bajaj Auto, Ltd.	2,923	126,323
Bajaj Finance, Ltd.	5,420	97,995
Bharat Petroleum Corp., Ltd.	18,118	181,229
Bharti Airtel, Ltd.	42,144	225,981
Bharti Infratel, Ltd.	15,904	79,585
Bosch, Ltd.	253	88,376
Cadila Healthcare, Ltd.	6,725	45,829
Cipla, Ltd.	12,134	111,193
Coal India, Ltd.	24,417	110,181
Dabur India, Ltd.	17,709	75,641
Dr. Reddy’s Laboratories, Ltd., ADR	6,754	271,173

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Eicher Motors, Ltd. (I)	425	$166,658
GAIL India, Ltd., GDR	2,800	129,795
Glenmark Pharmaceuticals, Ltd.	4,541	58,761
Godrej Consumer Products, Ltd.	3,999	103,487
Grasim Industries, Ltd.	6,721	108,692
HCL Technologies, Ltd.	19,756	266,502
Hero MotoCorp, Ltd.	1,675	83,107
Hindalco Industries, Ltd.	41,886	125,539
Hindustan Petroleum Corp., Ltd.	13,608	110,244
Hindustan Unilever, Ltd.	25,000	351,038
Housing Development Finance Corp., Ltd.	50,347	1,163,053
ICICI Bank, Ltd., ADR	47,330	407,038
Idea Cellular, Ltd.	42,286	56,080
Indiabulls Housing Finance, Ltd.	10,065	154,747
Infosys, Ltd., ADR	66,848	1,056,198
ITC, Ltd.	97,500	421,642
JSW Steel, Ltd.	33,031	95,592
Larsen & Toubro, Ltd.	11,107	268,772
LIC Housing Finance, Ltd.	9,991	94,941
Lupin, Ltd.	7,740	171,833
Mahindra & Mahindra, Ltd., GDR	11,560	229,100
Maruti Suzuki India, Ltd.	3,626	337,018
Motherson Sumi Systems, Ltd. (I)	16,581	94,988
Nestle India, Ltd.	776	79,722
NTPC, Ltd.	55,338	141,360
Oil & Natural Gas Corp., Ltd.	44,697	127,353
Piramal Enterprises, Ltd. (I)	2,550	74,772
Reliance Capital, Ltd., GDR (S)	4,327	40,988
Reliance Industries, Ltd., GDR (I)(S)	21,360	857,857
Shriram Transport Finance Company, Ltd.	4,949	82,163
State Bank of India, GDR	5,224	233,574
Sun Pharmaceutical Industries, Ltd.	29,344	310,016
Tata Consultancy Services, Ltd.	14,500	541,067
Tata Motors, Ltd., ADR	16,666	594,143
Tata Steel, Ltd., GDR	11,000	80,807
Tech Mahindra, Ltd.	7,790	54,895
UltraTech Cement, Ltd., GDR (L)	1,026	62,961
United Spirits, Ltd. (I)	2,025	67,862
UPL, Ltd.	10,066	112,943
Vedanta, Ltd., ADR	9,500	163,115
Wipro Ltd., ADR	32,749	335,022
Yes Bank, Ltd.	10,944	260,670
Zee Entertainment Enterprises, Ltd.	20,071	165,501
		12,821,901
Indonesia - 0.6%
Adaro Energy Tbk PT	315,000	41,376
Astra International Tbk PT	679,000	439,488
Bank Central Asia Tbk PT	428,500	532,047
Bank Danamon Indonesia Tbk PT	200,286	70,686
Bank Mandiri Persero Tbk PT	357,837	314,265
Bank Negara Indonesia Persero Tbk PT	276,500	134,428
Bank Rakyat Indonesia Persero Tbk PT	386,000	375,855
Berlian Laju Tanker Tbk PT (I)	128,000	0
Charoen Pokphand Indonesia Tbk PT	276,000	66,248
Gudang Garam Tbk PT	26,000	127,862
Hanjaya Mandala Sampoerna Tbk PT	362,500	106,128

156

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Indocement Tunggal Prakarsa Tbk PT	53,500	$66,668
Indofood Sukses Makmur Tbk PT	147,500	88,573
Kalbe Farma Tbk PT	855,000	98,808
Matahari Department Store Tbk PT	88,500	87,515
Perusahaan Gas Negara Persero Tbk PT	480,500	91,224
Semen Indonesia Persero Tbk PT	111,000	74,952
Telekomunikasi Indonesia Persero Tbk PT	1,932,500	600,708
Telekomunikasi Indonesia Persero Tbk PT, ADR	358	11,159
Unilever Indonesia Tbk PT	66,500	216,216
United Tractors Tbk PT	55,279	110,034
		3,654,240
Ireland - 0.4%
AerCap Holdings NV (I)	5,178	238,033
Bank of Ireland (I)	853,257	211,780
CRH PLC (I)	27,963	985,395
DCC PLC	2,971	261,544
Irish Bank Resolution Corp., Ltd. (I)	38,483	0
James Hardie Industries PLC	13,439	211,145
Kerry Group PLC, Class A	5,738	451,150
Paddy Power Betfair PLC	2,701	290,454
Ryanair Holdings PLC, ADR (I)	1,872	155,339
		2,804,840
Israel - 0.5%
Azrieli Group, Ltd.	1,424	75,671
Bank Hapoalim BM	35,772	218,001
Bank Leumi Le-Israel BM (I)	54,437	240,328
Bezeq The Israeli Telecommunication Corp., Ltd.	65,229	117,147
Check Point Software Technologies, Ltd. (I)	4,116	422,549
Elbit Systems, Ltd.	787	90,019
Frutarom Industries, Ltd.	1,283	71,706
Israel Chemicals, Ltd.	16,931	71,802
Mizrahi Tefahot Bank, Ltd.	5,543	93,952
Mobileye NV (I)	5,885	361,339
Nice, Ltd.	1,954	132,650
Taro Pharmaceutical Industries, Ltd. (I)	503	58,660
Teva Pharmaceutical Industries, Ltd.	29,726	972,106
		2,925,930
Italy - 1.3%
Assicurazioni Generali SpA	40,662	645,151
Atlantia SpA (L)	14,314	369,247
Enel SpA	253,630	1,193,451
Eni SpA	83,821	1,372,430
Ferrari NV	3,118	232,389
Intesa Sanpaolo SpA	42,950	109,243
Intesa Sanpaolo SpA (Milan Stock Exchange)	418,527	1,138,441
Leonardo SpA (I)	12,314	174,619
Luxottica Group SpA	5,802	320,193
Mediobanca SpA	18,489	166,703
Poste Italiane SpA (S)	17,531	116,771
Prysmian SpA	7,382	195,161
Saipem SpA (I)	230,092	104,508

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Snam SpA	82,228	$355,385
Telecom Italia SpA	233,394	170,397
Telecom Italia SpA (Milan Stock Exchange) (I)	379,537	341,655
Terna Rete Elettrica Nazionale SpA	57,188	283,509
UniCredit SpA	59,991	924,783
UnipolSai Assicurazioni SpA	31,557	69,707
		8,283,743
Japan - 15.8%
ABC-Mart, Inc.	700	41,028
Acom Company, Ltd. (I)(L)	10,000	40,027
Aeon Company, Ltd. (L)	22,200	325,065
AEON Financial Service Company, Ltd. (L)	2,700	50,981
Aeon Mall Company, Ltd.	3,300	52,067
Air Water, Inc.	5,000	92,449
Aisin Seiki Company, Ltd.	6,300	310,288
Ajinomoto Company, Inc.	18,000	356,161
Alfresa Holdings Corp.	5,200	90,397
Alps Electric Company, Ltd.	6,100	172,964
Amada Holdings Company, Ltd.	12,000	137,364
ANA Holdings, Inc. (L)	34,000	103,989
Aozora Bank, Ltd.	39,000	143,977
Asahi Glass Company, Ltd.	30,000	243,407
Asahi Group Holdings, Ltd.	13,300	503,595
Asahi Kasei Corp. (L)	39,000	378,941
Asics Corp. (L)	5,900	94,929
Astellas Pharma, Inc.	72,600	957,516
Bandai Namco Holdings, Inc.	6,199	185,819
Benesse Holdings, Inc.	2,400	75,125
Bridgestone Corp.	20,800	844,338
Brother Industries, Ltd.	9,200	192,392
Calbee, Inc. (L)	2,500	85,390
Canon, Inc.	34,300	1,071,143
Casio Computer Company, Ltd. (L)	6,700	93,412
Central Japan Railway Company	4,900	800,365
Chubu Electric Power Company, Inc.	21,100	283,435
Chugai Pharmaceutical Company, Ltd.	7,000	240,963
Concordia Financial Group, Ltd.	35,000	162,264
Credit Saison Company, Ltd.	5,000	89,605
CYBERDYNE, Inc. (I)(L)	3,600	51,732
Dai Nippon Printing Company, Ltd. (L)	20,000	216,428
Dai-ichi Life Holdings, Inc.	37,100	664,067
Daicel Corp.	10,034	121,165
Daiichi Sankyo Company, Ltd. (L)	18,900	426,404
Daikin Industries, Ltd.	7,500	756,287
Daito Trust Construction Company, Ltd. (L)	2,300	316,242
Daiwa House Industry Company, Ltd.	19,000	546,135
Daiwa House REIT Investment Corp.	45	117,188
Daiwa Securities Group, Inc.	52,900	322,768
DeNA Company, Ltd. (L)	3,500	71,253
Denso Corp.	15,900	701,542
Dentsu, Inc.	7,600	413,910
Don Quijote Holdings Company, Ltd.	3,700	128,784
East Japan Railway Company	11,000	960,537

157

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Eisai Company, Ltd.	8,700	$451,810
Electric Power Development Company, Ltd.	4,600	108,095
FamilyMart UNY Holdings Company, Ltd.	1,700	101,434
FANUC Corp.	6,300	1,296,989
Fast Retailing Company, Ltd.	1,800	566,430
Fuji Electric Company, Ltd.	17,000	101,237
Fuji Heavy Industries, Ltd.	19,200	704,223
FUJIFILM Holdings Corp. (L)	14,700	576,208
Fujitsu, Ltd.	59,000	362,165
Fukuoka Financial Group, Inc.	29,000	125,968
Hakuhodo DY Holdings, Inc.	5,600	66,612
Hamamatsu Photonics KK	5,400	155,858
Hankyu Hanshin Holdings, Inc.	7,200	234,943
Hikari Tsushin, Inc.	700	68,349
Hino Motors, Ltd.	10,000	121,240
Hirose Electric Company, Ltd.	865	119,837
Hisamitsu Pharmaceutical Company, Inc.	2,400	137,407
Hitachi Chemical Company, Ltd.	3,700	102,781
Hitachi Construction Machinery Company, Ltd.	4,100	102,591
Hitachi High-Technologies Corp.	1,800	73,529
Hitachi Metals, Ltd.	9,000	126,592
Hitachi, Ltd. (L)	155,000	841,611
Hokuriku Electric Power Company (L)	6,300	61,285
Honda Motor Company, Ltd.	53,600	1,618,133
Hoshizaki Corp., Ltd.	1,400	110,659
Hoya Corp. (L)	12,800	618,378
Hulic Company, Ltd.	9,000	84,953
Idemitsu Kosan Company, Ltd.	2,800	97,466
IHI Corp. (I)	44,000	139,180
Iida Group Holdings Company, Ltd.	5,000	76,943
Inpex Corp.	31,000	305,690
Isetan Mitsukoshi Holdings, Ltd.	12,219	134,302
Isuzu Motors, Ltd.	18,300	242,371
ITOCHU Corp. (L)	48,500	690,463
J Front Retailing Company, Ltd.	9,000	133,687
Japan Airlines Company, Ltd.	4,000	127,000
Japan Airport Terminal Company, Ltd. (L)	1,500	52,330
Japan Exchange Group, Inc.	17,300	246,772
Japan Post Bank Company, Ltd.	14,000	173,822
Japan Post Holdings Company, Ltd.	15,000	188,627
Japan Prime Realty Investment Corp.	28	108,622
Japan Real Estate Investment Corp.	42	222,957
Japan Retail Fund Investment Corp.	93	182,535
Japan Tobacco, Inc.	35,400	1,152,183
JFE Holdings, Inc.	15,400	264,875
JGC Corp.	7,000	121,909
JSR Corp.	6,500	109,980
JTEKT Corp.	7,300	113,566
JX Holdings, Inc.	96,511	475,176
Kajima Corp.	33,000	215,855
Kakaku.com, Inc. (L)	5,000	68,258
Kamigumi Company, Ltd.	9,000	77,998
Kaneka Corp.	11,829	88,471
Kansai Electric Power Company, Inc.	24,500	301,465

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kansai Paint Company, Ltd.	7,000	$149,389
Kao Corp.	16,100	884,157
Kawasaki Heavy Industries, Ltd.	50,000	151,892
KDDI Corp.	60,300	1,585,938
Keihan Holdings Company, Ltd.	17,000	104,140
Keikyu Corp. (L)	18,000	198,015
Keio Corp.	20,000	158,888
Keisei Electric Railway Company, Ltd.	4,000	93,104
Keyence Corp.	3,198	1,282,951
Kikkoman Corp.	5,000	149,433
Kintetsu Group Holdings Company, Ltd.	62,000	224,151
Kirin Holdings Company, Ltd.	27,500	520,199
Kobe Steel, Ltd. (I)	10,500	96,079
Koito Manufacturing Company, Ltd.	4,000	208,474
Komatsu, Ltd.	29,500	772,702
Konami Holdings Corp. (L)	3,700	157,156
Konica Minolta, Inc.	14,500	130,059
Kose Corp.	1,000	90,881
Kubota Corp.	34,000	512,498
Kuraray Company, Ltd.	13,200	200,806
Kurita Water Industries, Ltd.	4,400	106,843
Kyocera Corp.	10,400	581,021
Kyowa Hakko Kirin Company, Ltd.	9,473	150,526
Kyushu Electric Power Company, Inc. (L)	16,300	174,182
Kyushu Financial Group, Inc.	14,000	85,747
Lawson, Inc.	1,100	74,795
Lion Corp.	8,000	144,176
LIXIL Group Corp.	8,700	221,116
M3, Inc.	7,400	184,426
Mabuchi Motor Company, Ltd.	1,600	90,318
Makita Corp.	7,800	273,560
Marubeni Corp.	51,100	315,642
Marui Group Company, Ltd. (L)	7,600	103,559
Maruichi Steel Tube, Ltd.	1,200	34,246
Mazda Motor Corp.	18,600	268,489
McDonald’s Holdings Company Japan, Ltd.	2,600	75,930
Mebuki Financial Group, Inc.	26,910	107,533
Medipal Holdings Corp.	5,490	86,260
MEIJI Holdings Company, Ltd.	4,000	333,777
MINEBEA MITSUMI, Inc.	11,000	147,073
Miraca Holdings, Inc.	2,300	105,607
MISUMI Group, Inc. (L)	9,200	167,020
Mitsubishi Chemical Holdings Corp.	42,600	330,743
Mitsubishi Corp. (L)	50,700	1,098,800
Mitsubishi Electric Corp.	64,100	923,572
Mitsubishi Estate Company, Ltd.	40,000	729,067
Mitsubishi Gas Chemical Company, Inc.	7,414	154,422
Mitsubishi Heavy Industries, Ltd.	105,000	422,494
Mitsubishi Logistics Corp.	5,943	82,044
Mitsubishi Materials Corp.	3,900	118,376
Mitsubishi Motors Corp.	24,700	148,170
Mitsubishi Tanabe Pharma Corp.	7,000	146,153
Mitsubishi UFJ Financial Group, Inc.	421,400	2,654,469
Mitsubishi UFJ Lease & Finance Company, Ltd.	17,600	87,955

158

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsui & Company, Ltd.	58,200	$845,182
Mitsui Chemicals, Inc.	25,000	123,856
Mitsui Fudosan Company, Ltd.	28,000	597,851
Mitsui OSK Lines, Ltd.	47,000	147,705
Mixi, Inc. (L)	1,800	87,069
Mizuho Financial Group, Inc.	779,300	1,430,465
MS&AD Insurance Group Holdings, Inc.	17,100	546,184
Murata Manufacturing Company, Ltd.	6,400	911,780
Nabtesco Corp.	3,900	103,780
Nagoya Railroad Company, Ltd.	30,000	135,290
NEC Corp.	95,000	229,336
Nexon Company, Ltd.	4,100	65,199
NGK Insulators, Ltd.	9,000	204,179
NGK Spark Plug Company, Ltd.	6,800	155,934
NH Foods, Ltd. (L)	5,238	140,716
Nidec Corp.	7,800	744,936
Nikon Corp. (L)	12,400	180,195
Nintendo Company, Ltd.	3,600	835,340
Nippon Building Fund, Inc.	48	263,131
Nippon Electric Glass Company, Ltd.	14,000	84,808
Nippon Express Company, Ltd.	30,000	154,418
Nippon Paint Holdings Company, Ltd.	6,000	209,560
Nippon Prologis REIT, Inc.	60	130,061
Nippon Steel & Sumitomo Metal Corp.	26,500	612,239
Nippon Telegraph & Telephone Corp.	23,200	991,877
Nippon Yusen KK (I)	55,000	116,117
Nissan Chemical Industries, Ltd.	4,100	119,605
Nissan Motor Company, Ltd. (L)	78,600	757,891
Nisshin Seifun Group, Inc.	7,400	110,630
Nissin Foods Holdings Company, Ltd.	2,200	122,220
Nitori Holdings Company, Ltd.	2,600	330,198
Nitto Denko Corp.	5,300	410,008
NOK Corp.	3,800	88,758
Nomura Holdings, Inc.	116,000	718,079
Nomura Real Estate Holdings, Inc.	4,500	71,812
Nomura Real Estate Master Fund, Inc.	121	188,192
Nomura Research Institute, Ltd.	5,082	187,347
NSK, Ltd.	14,615	209,365
NTT Data Corp.	4,500	213,690
NTT DOCOMO, Inc.	46,500	1,085,879
Obayashi Corp.	22,000	206,290
Obic Company, Ltd.	2,200	105,104
Odakyu Electric Railway Company, Ltd. (L)	8,800	171,623
Oji Holdings Corp. (L)	30,000	140,695
Olympus Corp.	9,000	347,369
Omron Corp.	7,100	311,966
Ono Pharmaceutical Company, Ltd.	14,500	300,698
Oracle Corp. Japan	1,500	85,994
ORIX Corp.	42,100	624,871
Osaka Gas Company, Ltd.	69,000	263,096
Otsuka Corp.	2,200	119,538
Otsuka Holdings Company, Ltd.	12,400	561,230
Panasonic Corp.	72,100	815,971
Park24 Company, Ltd.	3,300	86,705
Pola Orbis Holdings, Inc.	3,200	77,320

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Rakuten, Inc.	32,500	$326,548
Recruit Holdings Company, Ltd.	9,000	460,310
Resona Holdings, Inc.	70,300	377,924
Ricoh Company, Ltd. (L)	24,000	197,976
Rinnai Corp.	1,200	95,595
Rohm Company, Ltd.	2,900	193,067
Ryohin Keikaku Company, Ltd.	800	175,860
Sankyo Company, Ltd.	1,900	63,640
Santen Pharmaceutical Company, Ltd.	14,000	203,353
SBI Holdings, Inc.	8,013	111,965
Secom Company, Ltd.	6,800	488,630
Sega Sammy Holdings, Inc.	6,900	92,805
Seibu Holdings, Inc.	4,000	66,167
Seiko Epson Corp.	9,400	198,330
Sekisui Chemical Company, Ltd.	12,600	212,411
Sekisui House, Ltd.	20,000	329,776
Seven & i Holdings Company, Ltd.	24,200	950,664
Seven Bank, Ltd. (L)	20,400	66,806
Shimadzu Corp.	9,000	143,233
Shimamura Company, Ltd.	700	92,795
Shimano, Inc.	2,600	380,817
Shimizu Corp.	20,000	179,597
Shin-Etsu Chemical Company, Ltd.	13,000	1,129,952
Shinsei Bank, Ltd.	69,000	127,141
Shionogi & Company, Ltd.	10,300	533,206
Shiseido Company, Ltd.	12,400	326,377
Showa Shell Sekiyu KK	6,845	69,467
SMC Corp.	1,900	563,283
SoftBank Group Corp.	27,000	1,914,709
Sohgo Security Services Company, Ltd.	2,100	78,661
Sompo Holdings, Inc.	11,500	422,492
Sony Corp.	41,900	1,414,060
Sony Financial Holdings, Inc.	5,800	93,146
Stanley Electric Company, Ltd.	4,500	128,652
Start Today Company, Ltd.	6,000	133,343
Sumitomo Chemical Company, Ltd.	49,000	274,454
Sumitomo Corp.	35,900	484,322
Sumitomo Dainippon Pharma Company, Ltd. (L)	7,200	119,141
Sumitomo Electric Industries, Ltd.	26,500	440,520
Sumitomo Heavy Industries, Ltd.	20,010	139,895
Sumitomo Metal Mining Company, Ltd.	17,000	243,119
Sumitomo Mitsui Financial Group, Inc.	43,600	1,586,986
Sumitomo Mitsui Trust Holdings, Inc.	11,700	405,427
Sumitomo Realty & Development Company, Ltd.	12,000	311,669
Sumitomo Rubber Industries, Ltd.	7,100	121,141
Sundrug Company, Ltd.	2,400	80,748
Suntory Beverage & Food, Ltd.	5,000	211,226
Suruga Bank, Ltd.	6,000	126,644
Suzuken Company, Ltd.	2,640	86,753
Suzuki Motor Corp.	11,000	456,871
Sysmex Corp.	4,800	292,038
T&D Holdings, Inc.	18,800	272,499
Taiheiyo Cement Corp.	42,000	140,939
Taisei Corp.	37,000	270,586

159

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Taisho Pharmaceutical Holdings Company, Ltd.	1,200	$97,708
Taiyo Nippon Sanso Corp.	7,100	83,111
Takashimaya Company, Ltd.	11,181	98,006
Takeda Pharmaceutical Company, Ltd. (L)	23,900	1,125,144
TDK Corp.	4,000	253,980
Teijin, Ltd.	6,400	120,848
Terumo Corp.	10,500	365,012
The Bank of Kyoto, Ltd.	13,000	94,888
The Chiba Bank, Ltd.	22,000	141,563
The Chugoku Bank, Ltd.	6,000	87,568
The Chugoku Electric Power Company, Inc. (L)	8,600	95,415
The Hachijuni Bank, Ltd.	13,000	73,354
The Hiroshima Bank, Ltd.	14,000	59,545
The Oriental Land Company, Ltd.	6,900	396,647
The Shizuoka Bank, Ltd.	17,000	138,633
The Yokohama Rubber Company, Ltd.	5,000	97,994
THK Company, Ltd.	4,000	100,906
Tobu Railway Company, Ltd.	32,000	162,525
Toho Company, Ltd.	4,567	121,219
Toho Gas Company, Ltd.	14,000	99,297
Tohoku Electric Power Company, Inc.	13,800	187,456
Tokio Marine Holdings, Inc.	21,900	925,589
Tokyo Electric Power Company, Inc. (I)	45,400	177,959
Tokyo Electron, Ltd.	5,000	547,382
Tokyo Gas Company, Ltd. (L)	66,000	301,429
Tokyo Tatemono Company, Ltd.	7,500	99,161
Tokyu Corp.	39,000	277,100
Tokyu Fudosan Holdings Corp.	15,000	81,645
Toppan Printing Company, Ltd. (L)	16,000	163,538
Toray Industries, Inc.	49,000	436,104
Toshiba Corp. (I)(L)	138,000	297,462
TOTO, Ltd.	4,500	170,232
Toyo Seikan Group Holdings, Ltd.	4,800	78,108
Toyo Suisan Kaisha, Ltd.	2,500	93,268
Toyoda Gosei Company, Ltd.	2,466	62,896
Toyota Industries Corp.	5,100	253,700
Toyota Motor Corp. (L)	87,080	4,726,515
Toyota Tsusho Corp.	7,900	239,786
Trend Micro, Inc.	4,000	178,042
Tsuruha Holdings, Inc.	1,200	111,300
Unicharm Corp.	12,900	310,020
United Urban Investment Corp.	85	130,669
USS Company, Ltd.	7,770	130,136
West Japan Railway Company	5,300	345,632
Yahoo Japan Corp.	52,400	242,950
Yakult Honsha Company, Ltd.	2,843	158,226
Yamada Denki Company, Ltd. (L)	19,300	96,483
Yamaguchi Financial Group, Inc. (L)	7,000	75,934
Yamaha Corp.	4,900	135,558
Yamaha Motor Company, Ltd. (L)	8,100	195,022
Yamato Holdings Company, Ltd.	10,600	222,115
Yamazaki Baking Company, Ltd.	4,000	82,358
Yaskawa Electric Corp.	9,000	181,245

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Yokogawa Electric Corp.	7,686	$121,215
		100,521,367
Jersey, Channel Islands - 0.0%
Randgold Resources, Ltd.	3,156	275,771
Jordan - 0.0%
Hikma Pharmaceuticals PLC	4,820	119,725
Luxembourg - 0.2%
ArcelorMittal (I)	61,972	518,464
Eurofins Scientific SE	367	159,601
Millicom International Cellular SA	1,809	100,871
RTL Group SA	1,422	114,414
SES SA	11,632	270,433
Tenaris SA (L)	16,418	283,907
		1,447,690
Macau - 0.1%
MGM China Holdings, Ltd.	35,912	74,886
Sands China, Ltd.	80,400	372,701
Wynn Macau, Ltd.	61,415	125,085
		572,672
Malaysia - 0.6%
AirAsia BHD	21,700	15,395
Alliance Financial Group BHD	53,600	49,405
AMMB Holdings BHD	59,087	62,096
Astro Malaysia Holdings BHD	78,000	48,277
Axiata Group BHD	97,544	111,524
Berjaya Sports Toto BHD	11,624	7,645
British American Tobacco Malaysia BHD	4,300	44,287
CIMB Group Holdings BHD	101,972	128,339
Dialog Group BHD	166,000	66,384
DiGi.Com BHD	110,800	128,409
Felda Global Ventures Holdings BHD	39,000	18,417
Gamuda BHD	72,333	84,684
Genting BHD	72,900	158,013
Genting Malaysia BHD	105,700	130,150
Genting Plantations BHD	15,000	39,592
Hong Leong Bank BHD	23,269	72,361
Hong Leong Financial Group BHD	6,104	21,896
IHH Healthcare BHD	108,100	146,544
IJM Corp. BHD	87,420	67,163
IOI Corp. BHD	114,466	120,214
IOI Properties Group BHD	83,462	39,032
Kuala Lumpur Kepong BHD	17,150	95,607
Lafarge Malaysia BHD	9,360	14,167
Malayan Banking BHD	118,173	238,107
Malaysia Airports Holdings BHD	34,427	54,069
Maxis BHD	67,200	97,772
MISC BHD	26,280	43,443
Petronas Chemicals Group BHD	99,800	173,539
Petronas Dagangan BHD	12,200	66,134
Petronas Gas BHD	21,200	94,660
PPB Group BHD	17,700	66,952
Public Bank BHD	97,378	437,761
RHB Bank BHD	29,167	34,072
SapuraKencana Petroleum BHD (I)	80,300	33,027

160

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Sime Darby BHD	108,224	$226,788
Telekom Malaysia BHD	42,705	61,961
Tenaga Nasional BHD	124,350	385,367
UMW Holdings BHD (I)	25,500	34,569
YTL Corp. BHD	153,792	51,772
YTL Power International BHD	51,383	17,648
		3,787,242
Malta - 0.0%
BGP Holdings PLC (I)	271,827	4,640
Brait SE (I)	14,080	81,933
		86,573
Mexico - 0.9%
Alfa SAB de CV, Class A	97,680	142,694
America Movil SAB de CV, Series L	1,036,532	735,783
Arca Continental SAB de CV	16,000	111,098
Cemex SAB de CV (I)	470,528	426,239
Coca-Cola Femsa SAB de CV, Series L	14,012	100,407
El Puerto de Liverpool SAB de CV, Series C1	7,600	59,339
Fibra Uno Administracion SA de CV (L)	89,000	152,166
Fomento Economico Mexicano SAB de CV	59,420	527,607
Fresnillo PLC	7,504	146,210
Gentera SAB de CV (L)	28,000	46,242
Gruma SAB de CV, Class B	5,900	83,372
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	10,000	97,114
Grupo Aeroportuario del Sureste SAB de CV, B Shares	5,800	100,484
Grupo Bimbo SAB de CV, Series A	47,784	118,808
Grupo Carso SAB de CV, Series A1	17,777	81,459
Grupo Financiero Banorte SAB de CV, Series O	80,062	460,729
Grupo Financiero Inbursa SAB de CV, Series O (L)	86,738	143,619
Grupo Financiero Santander Mexico SAB de CV, Class B	65,000	117,278
Grupo Lala SAB de CV (L)	27,400	49,730
Grupo Mexico SAB de CV, Series B	121,666	365,019
Grupo Televisa SAB (L)	77,826	403,217
Industrias Penoles SAB de CV	4,883	125,714
Infraestructura Energetica Nova SAB de CV (L)	18,000	85,999
Kimberly-Clark de Mexico SAB de CV, Class A (L)	56,178	121,974
Mexichem SAB de CV	32,431	88,326
OHL Mexico SAB de CV	27,000	38,159
Promotora y Operadora de Infraestructura SAB de CV	9,800	105,808
Wal-Mart de Mexico SAB de CV	166,188	383,465
		5,418,059
Netherlands - 2.9%
ABN AMRO Group NV (S)	8,028	194,668
Aegon NV	56,765	289,153
Akzo Nobel NV	7,840	649,027

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Altice NV, Class A (I)	13,549	$306,462
Altice NV, Class B (I)	3,193	72,123
ASML Holding NV	11,890	1,577,723
Boskalis Westminster	3,554	122,445
EXOR NV	3,038	157,089
Gemalto NV	2,994	167,024
Heineken Holding NV	3,458	274,669
Heineken NV	7,902	672,450
ING Groep NV	125,640	1,897,706
Koninklijke Ahold Delhaize NV	43,021	919,354
Koninklijke DSM NV	5,658	382,647
Koninklijke KPN NV	114,399	343,932
Koninklijke Philips NV	31,846	1,023,033
Koninklijke Vopak NV	2,830	123,253
NN Group NV	9,815	318,764
NXP Semiconductors NV (I)	9,869	1,021,442
QIAGEN NV (I)	7,188	208,662
Randstad Holding NV (L)	3,592	207,072
Royal Dutch Shell PLC, A Shares	145,589	3,837,466
Royal Dutch Shell PLC, B Shares	121,904	3,351,063
Wolters Kluwer NV	10,629	441,130
		18,558,357
New Zealand - 0.1%
Auckland International Airport, Ltd.	32,864	155,614
Contact Energy, Ltd.	8,664	30,722
Fletcher Building, Ltd.	23,909	139,283
Mercury NZ, Ltd.	24,155	53,340
Meridian Energy, Ltd.	43,320	85,008
Ryman Healthcare, Ltd.	12,940	76,251
Spark New Zealand, Ltd.	63,312	155,199
		695,417
Norway - 0.5%
DNB ASA	34,358	545,556
Gjensidige Forsikring ASA	6,934	105,633
Marine Harvest ASA (I)(L)	12,838	195,836
Norsk Hydro ASA	44,388	258,681
Orkla ASA	27,353	245,031
Schibsted ASA, A Shares	2,593	66,749
Schibsted ASA, B Shares	3,056	70,021
Statoil ASA	40,768	700,743
Telenor ASA	26,027	432,971
Yara International ASA	6,981	268,892
		2,890,113
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	2,364	28,463
Credicorp, Ltd.	2,134	348,482
Southern Copper Corp.	2,874	103,148
		480,093
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	85,070	126,203
Aboitiz Power Corp.	72,200	60,047
Ayala Corp.	7,160	120,565
Ayala Land, Inc.	253,800	167,116
Bank of the Philippine Islands	29,885	60,263

161

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Philippines (continued)
BDO Unibank, Inc.	77,140	$180,800
Energy Development Corp.	244,436	29,314
Globe Telecom, Inc.	970	39,279
GT Capital Holdings, Inc.	3,100	70,719
JG Summit Holdings, Inc.	85,100	137,983
Jollibee Foods Corp.	18,900	74,370
Megaworld Corp.	564,000	37,979
Metropolitan Bank & Trust Company	46,417	73,969
PLDT, Inc.	3,730	122,326
Security Bank Corp.	15,170	61,063
SM Investments Corp.	8,302	115,293
SM Prime Holdings, Inc.	241,744	136,321
Universal Robina Corp.	30,280	98,665
		1,712,275
Poland - 0.3%
Alior Bank SA (I)	4,231	76,233
Bank Handlowy w Warszawie SA	1,164	22,483
Bank Millennium SA (I)	12,341	20,062
Bank Pekao SA	4,928	164,043
Bank Zachodni WBK SA	1,033	89,133
Boryszew SA (I)	2,380	6,715
CCC SA	1,215	72,864
Cyfrowy Polsat SA (I)	6,360	38,784
Eurocash SA	2,447	19,686
Grupa Lotos SA (I)	3,293	45,405
KGHM Polska Miedz SA	5,681	165,752
LPP SA	42	71,928
mBank SA (I)	525	49,428
Orange Polska SA	26,179	30,540
PGE Polska Grupa Energetyczna SA	26,654	76,558
Polski Koncern Naftowy ORLEN SA	11,432	288,338
Polskie Gornictwo Naftowe i Gazownictwo SA	62,946	93,923
Powszechna Kasa Oszczednosci Bank Polski SA (I)	30,479	246,349
Powszechny Zaklad Ubezpieczen SA	23,000	201,698
Synthos SA	14,988	19,828
Tauron Polska Energia SA (I)	37,474	32,019
		1,831,769
Portugal - 0.1%
EDP - Energias de Portugal SA	84,624	286,128
Galp Energia SGPS SA	15,169	230,075
Jeronimo Martins SGPS SA	7,332	131,018
		647,221
Romania - 0.0%
New Europe Property Investments PLC	7,681	79,719
Russia - 0.9%
Gazprom PJSC, ADR	3,680	16,475
Gazprom PJSC, ADR (London Stock Exchange)	251,662	1,131,221
Lukoil PJSC, ADR	23,756	1,260,493
MMC Norilsk Nickel PJSC, ADR	39,185	614,813
Mobile TeleSystems PJSC, ADR	20,264	223,512
Novatek PJSC, GDR	3,057	381,197

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Russia (continued)
Rosneft Oil Company PJSC, GDR	9,131	$52,017
Rosneft Oil Company PJSC, GDR (London Stock Exchange)	30,000	170,903
Sberbank of Russia PJSC, ADR	34,900	403,867
Sberbank of Russia PJSC, ADR (London Stock Exchange)	40,000	461,200
Severstal PJSC, GDR	4,250	61,171
Sistema PJSC, GDR	3,202	28,656
Surgutneftegas OJSC, ADR	22,274	124,734
Surgutneftegas OJSC, ADR (London Stock Exchange)	23,070	117,888
Tatneft PJSC, ADR	7,986	299,395
VTB Bank PJSC, GDR	50,760	116,358
		5,463,900
Singapore - 0.9%
Ascendas Real Estate Investment Trust	73,531	132,413
CapitaLand Commercial Trust	71,000	78,394
CapitaLand Mall Trust	90,402	127,280
CapitaLand, Ltd.	89,999	233,604
City Developments, Ltd.	14,000	102,026
ComfortDelGro Corp., Ltd.	70,000	128,132
DBS Group Holdings, Ltd.	58,754	813,854
Genting Singapore PLC	226,200	164,953
Global Logistic Properties, Ltd.	108,000	214,615
Golden Agri-Resources, Ltd.	284,496	78,347
Hutchison Port Holdings Trust	133,200	55,286
Jardine Cycle & Carriage, Ltd.	3,252	101,859
Keppel Corp., Ltd.	49,969	247,857
Oversea-Chinese Banking Corp., Ltd.	107,797	748,759
SATS, Ltd.	22,600	78,842
Sembcorp Industries, Ltd.	38,019	86,398
Singapore Airlines, Ltd.	23,140	166,571
Singapore Exchange, Ltd.	28,000	154,123
Singapore Press Holdings, Ltd.	59,500	150,990
Singapore Technologies Engineering, Ltd.	54,000	143,981
Singapore Telecommunications, Ltd.	264,440	741,050
StarHub, Ltd.	21,000	43,233
Suntec Real Estate Investment Trust	82,000	104,967
United Overseas Bank, Ltd.	42,937	678,202
UOL Group, Ltd.	16,067	80,038
Wilmar International, Ltd.	72,000	181,693
		5,837,467
South Africa - 1.6%
Anglo American Platinum, Ltd. (I)	2,632	59,960
AngloGold Ashanti, Ltd.	14,430	154,198
Aspen Pharmacare Holdings, Ltd.	11,866	242,771
Barclays Africa Group, Ltd.	12,071	125,532
Coronation Fund Managers, Ltd.	8,138	38,389
Discovery, Ltd.	16,606	159,408
Exxaro Resources, Ltd.	4,891	42,959
FirstRand, Ltd.	118,126	408,725
Fortress Income Fund, Ltd.	25,525	63,201
Fortress Income Fund, Ltd., Class A	32,243	40,304
Gold Fields, Ltd.	29,492	102,769
Growthpoint Properties, Ltd.	81,770	157,623

162

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Hyprop Investments, Ltd.	8,505	$77,685
Impala Platinum Holdings, Ltd. (I)	22,733	76,686
Imperial Holdings, Ltd.	6,917	84,760
Investec PLC	19,237	131,174
Investec, Ltd.	7,953	54,173
Liberty Holdings, Ltd.	4,754	38,237
Life Healthcare Group Holdings, Ltd.	43,409	93,572
Massmart Holdings, Ltd.	4,351	44,109
Mediclinic International PLC	9,103	80,883
MMI Holdings, Ltd.	19,936	33,915
Mondi PLC	12,906	311,826
Mondi, Ltd.	4,137	98,678
Mr. Price Group, Ltd.	8,969	106,760
MTN Group, Ltd. (L)	59,164	537,722
Naspers, Ltd., N Shares	14,694	2,531,957
Nedbank Group, Ltd.	7,167	128,778
Netcare, Ltd.	36,217	69,098
Pick n Pay Stores, Ltd.	7,147	35,444
Rand Merchant Investment Holdings, Ltd.	31,391	96,568
Redefine Properties, Ltd.	129,382	106,070
Remgro, Ltd.	20,519	314,823
Resilient REIT, Ltd.	9,826	85,460
RMB Holdings, Ltd.	31,391	137,010
Sanlam, Ltd.	47,254	237,108
Sappi, Ltd.	26,810	181,615
Sasol, Ltd.	19,396	568,568
Shoprite Holdings, Ltd.	16,492	238,521
Sibanye Gold, Ltd.	24,516	52,931
Standard Bank Group, Ltd.	42,608	456,908
Steinhoff International Holdings NV	97,104	464,510
The Bidvest Group, Ltd.	11,166	127,985
The Foschini Group, Ltd.	7,014	80,721
The SPAR Group, Ltd.	5,706	74,028
Tiger Brands, Ltd.	6,286	187,543
Truworths International, Ltd.	19,528	126,044
Vodacom Group, Ltd.	13,061	147,847
Woolworths Holdings, Ltd.	33,746	176,021
		9,991,577
South Korea - 3.3%
Amorepacific Corp.	1,183	296,960
AMOREPACIFIC Group	770	82,313
BGF retail Company, Ltd.	660	61,989
BNK Financial Group, Inc.	8,021	65,807
Celltrion, Inc. (I)(L)	2,898	233,457
Cheil Worldwide, Inc.	3,910	66,448
CJ CheilJedang Corp.	326	102,906
CJ Corp.	456	70,947
Coway Company, Ltd.	1,930	166,158
Daelim Industrial Company, Ltd.	877	63,459
Daewoo Engineering & Construction Company, Ltd. (I)	2,130	13,807
DGB Financial Group, Inc.	4,763	46,175
Dongbu Insurance Company, Ltd.	1,810	103,609
Doosan Heavy Industries and Construction Company, Ltd.	2,030	43,493
E-MART, Inc.	817	150,198

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
GS Engineering & Construction Corp. (I)	1,468	$40,305
GS Holdings Corp.	2,038	107,764
Hana Financial Group, Inc.	9,912	327,076
Hankook Tire Company, Ltd.	3,008	146,700
Hanmi Pharm Company, Ltd. (I)	215	57,470
Hanon Systems	9,450	78,475
Hanssem Company, Ltd.	370	72,792
Hanwha Chemical Corp.	2,217	52,371
Hanwha Corp.	2,040	65,498
Hanwha Life Insurance Company, Ltd.	8,120	43,855
Hotel Shilla Company, Ltd.	1,190	48,026
Hyosung Corp.	1,033	125,180
Hyundai Department Store Company, Ltd.	494	44,611
Hyundai Development Company	2,360	85,850
Hyundai Engineering & Construction Company, Ltd.	2,649	117,355
Hyundai Glovis Company, Ltd.	539	70,886
Hyundai Heavy Industries Company, Ltd. (I)	1,587	234,081
Hyundai Marine & Fire Insurance Company, Ltd.	2,650	82,943
Hyundai Mobis Company, Ltd.	2,332	501,653
Hyundai Motor Company	4,805	677,177
Hyundai Steel Company	2,189	114,631
Hyundai Wia Corp.	644	39,110
Industrial Bank of Korea	7,080	77,178
Kakao Corp.	874	64,967
Kangwon Land, Inc.	4,000	136,725
KB Financial Group, Inc.	10,980	481,215
KB Financial Group, Inc., ADR	2,772	121,885
KCC Corp.	196	62,112
KEPCO Plant Service & Engineering Company, Ltd.	700	39,072
Kia Motors Corp.	8,934	296,097
Korea Aerospace Industries, Ltd.	1,710	88,121
Korea Electric Power Corp.	6,370	265,153
Korea Electric Power Corp., ADR	4,277	88,662
Korea Gas Corp. (I)	1,166	46,924
Korea Investment Holdings Company, Ltd.	1,170	49,309
Korea Zinc Company, Ltd.	339	131,061
Korean Air Lines Company, Ltd. (I)	1,349	38,075
KT Corp.	2,633	75,158
KT&G Corp.	3,640	317,502
Kumho Petrochemical Company, Ltd.	614	43,266
LG Chem, Ltd.	1,568	412,287
LG Corp.	3,654	229,519
LG Display Company, Ltd.	7,650	207,164
LG Display Company, Ltd., ADR	2,417	32,920
LG Electronics, Inc.	3,460	210,193
LG Household & Health Care, Ltd.	362	262,617
LG Innotek Company, Ltd.	210	25,646
LG Uplus Corp.	6,602	84,495
Lotte Chemical Corp.	562	186,230
Lotte Confectionery Company, Ltd.	200	34,404
Lotte Shopping Company, Ltd.	410	79,757
Mirae Asset Daewoo Company, Ltd.	13,812	111,709

163

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
NAVER Corp.	965	$737,900
NCSoft Corp.	632	172,362
NH Investment & Securities Company, Ltd.	3,944	44,274
OCI Company, Ltd.	650	49,264
Orion Corp.	143	85,754
POSCO	2,241	582,046
Posco Daewoo Corp.	1,626	34,688
S-1 Corp.	810	64,989
S-Oil Corp.	1,778	159,869
Samsung Biologics Company, Ltd. (I)	550	85,078
Samsung C&T Corp.	2,007	229,022
Samsung Card Company, Ltd.	1,490	52,260
Samsung Electro-Mechanics Company, Ltd.	2,318	144,123
Samsung Electronics Company, Ltd.	3,321	6,112,019
Samsung Fire & Marine Insurance Company, Ltd.	1,090	261,332
Samsung Heavy Industries Company, Ltd. (I)	10,163	101,860
Samsung Life Insurance Company, Ltd.	2,349	227,871
Samsung SDI Company, Ltd.	1,793	221,352
Samsung SDS Company, Ltd.	930	111,035
Samsung Securities Company, Ltd.	2,834	85,324
Shinhan Financial Group Company, Ltd.	14,125	588,548
Shinhan Financial Group Company, Ltd., ADR	350	14,627
Shinsegae, Inc.	197	33,652
SK Holdings Company, Ltd.	1,335	290,767
SK Hynix, Inc.	19,510	881,208
SK Innovation Company, Ltd.	2,274	338,842
SK Networks Company, Ltd.	3,090	20,646
SK Telecom Company, Ltd.	677	152,968
Woori Bank	12,174	141,426
Yuhan Corp.	367	73,050
		21,099,114
Spain - 2.3%
Abertis Infraestructuras SA	16,584	266,964
ACS Actividades de Construccion y Servicios SA	7,454	253,382
Aena SA (S)	2,372	374,918
Amadeus IT Group SA	14,275	723,297
Banco Bilbao Vizcaya Argentaria SA	218,392	1,695,311
Banco de Sabadell SA	181,121	331,863
Banco Popular Espanol SA (I)(L)	121,583	117,899
Banco Santander SA	21,368	107,843
Banco Santander SA	495,904	3,035,592
Bankia SA	160,432	182,620
Bankinter SA	23,159	194,193
CaixaBank SA	94,944	408,212
Distribuidora Internacional de Alimentacion SA	23,600	136,411
Enagas SA	7,812	202,671
Endesa SA	10,933	256,594
Ferrovial SA	16,242	324,637
Gas Natural SDG SA	12,174	266,292

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Grifols SA	8,562	$210,069
Iberdrola SA	189,183	1,351,696
Industria de Diseno Textil SA	35,939	1,265,652
Mapfre SA	37,878	129,736
Red Electrica Corp. SA	13,656	261,847
Repsol SA	37,148	575,532
Telefonica SA	154,954	1,734,457
Zardoya Otis SA	6,200	57,252
		14,464,940
Sweden - 2.0%
Alfa Laval AB	10,314	194,396
Assa Abloy AB, B Shares	34,221	703,505
Atlas Copco AB, A Shares	23,341	822,749
Atlas Copco AB, B Shares	13,732	436,208
Boliden AB	10,826	322,240
Electrolux AB, Series B (L)	9,396	260,850
Getinge AB, B Shares (L)	6,512	114,178
Hennes & Mauritz AB, B Shares	31,231	797,040
Hexagon AB, B Shares	8,169	327,861
Husqvarna AB, B Shares	18,793	164,772
ICA Gruppen AB	2,659	90,693
Industrivarden AB, C Shares	2,860	61,890
Investor AB, B Shares	14,754	620,361
Kinnevik AB, B Shares	7,421	197,816
L E Lundbergforetagen AB, B Shares	1,273	86,280
Lundin Petroleum AB (I)	6,165	125,126
Nordea Bank AB	100,775	1,149,726
Sandvik AB	33,680	503,076
Securitas AB, B Shares	10,739	167,649
Skandinaviska Enskilda Banken AB, A Shares (L)	49,129	545,927
Skanska AB, B Shares (L)	11,411	268,562
SKF AB, B Shares (L)	12,256	242,369
Svenska Cellulosa AB, B Shares	19,945	642,754
Svenska Handelsbanken AB, A Shares (L)	51,359	703,827
Swedbank AB, A Shares (L)	29,478	682,075
Swedish Match AB	6,740	219,042
Tele2 AB, B Shares	14,276	136,265
Telefonaktiebolaget LM Ericsson, B Shares (L)	99,887	666,882
Telia Company AB	82,426	345,558
Volvo AB, B Shares	52,551	775,232
		12,374,909
Switzerland - 6.3%
ABB, Ltd.	60,833	1,423,827
Actelion, Ltd. (I)	3,248	916,413
Adecco Group AG	5,075	360,347
Aryzta AG (I)	3,464	111,225
Baloise Holding AG	1,757	241,433
Barry Callebaut AG (I)	81	105,909
Chocoladefabriken Lindt & Spruengli AG	3	199,014
Chocoladefabriken Lindt & Spruengli AG (Swiss Exchange)	35	198,321
Cie Financiere Richemont SA	17,198	1,359,711
Coca-Cola HBC AG (I)	6,105	157,607

164

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Credit Suisse Group AG (I)	66,487	$989,235
Dufry AG (I)	1,420	216,209
EMS-Chemie Holding AG	281	163,651
Galenica AG	134	141,269
Geberit AG	1,170	504,166
Givaudan SA	319	574,534
Glencore PLC (I)	395,847	1,553,122
Julius Baer Group, Ltd. (I)	7,129	356,137
Kuehne + Nagel International AG	1,636	231,008
LafargeHolcim, Ltd. (I)	8,825	520,670
LafargeHolcim, Ltd. (London Stock Exchange) (I)	6,464	381,649
Lonza Group AG (I)	1,860	351,579
Nestle SA	101,560	7,794,910
Novartis AG	73,340	5,446,050
Pargesa Holding SA	1,375	97,185
Partners Group Holding AG	509	273,543
Roche Holding AG	23,074	5,900,799
Schindler Holding AG	806	152,920
Schindler Holding AG (London Stock Exchange)	1,367	264,428
SGS SA	171	364,678
Sika AG	74	443,831
Sonova Holding AG	1,863	258,426
STMicroelectronics NV	21,309	327,896
Swiss Life Holding AG (I)	1,089	351,162
Swiss Prime Site AG (I)	2,297	202,247
Swiss Re AG	10,410	934,986
Swisscom AG (L)	910	419,474
Syngenta AG (I)	3,061	1,346,089
The Swatch Group AG	1,748	121,724
The Swatch Group AG (SIX Swiss Stock Exchange)	959	343,349
UBS Group AG	121,224	1,937,719
Wolseley PLC	8,438	531,268
Zurich Insurance Group AG	4,957	1,322,828
		39,892,548
Taiwan - 2.5%
Acer, Inc. (I)	58,018	27,533
Advanced Semiconductor Engineering, Inc.	222,677	285,256
Advantech Company, Ltd.	10,991	92,009
Asia Cement Corp.	36,863	37,186
Asustek Computer, Inc.	24,952	246,704
AU Optronics Corp.	163,827	63,816
Catcher Technology Company, Ltd.	22,184	219,246
Cathay Financial Holding Company, Ltd.	259,901	417,166
Chang Hwa Commercial Bank, Ltd.	98,170	59,830
Cheng Shin Rubber Industry Company, Ltd.	43,680	90,253
China Airlines, Ltd.	26,874	9,343
China Development Financial Holding Corp.	479,153	131,531
China Life Insurance Company, Ltd.	114,400	113,131
China Steel Corp.	363,388	303,003
Chunghwa Telecom Company, Ltd.	121,148	411,404
Compal Electronics, Inc.	79,764	52,043

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
CTBC Financial Holding Company, Ltd.	517,465	$319,713
Delta Electronics, Inc.	70,866	379,547
E.Sun Financial Holding Company, Ltd.	230,547	140,157
Eclat Textile Company, Ltd.	6,137	61,514
Eva Airways Corp.	28,457	15,099
Evergreen Marine Corp Taiwan, Ltd. (I)	8,886	4,159
Far Eastern New Century Corp.	64,875	56,247
Far EasTone Telecommunications Company, Ltd.	45,159	110,877
First Financial Holding Company, Ltd.	353,223	215,361
Formosa Chemicals & Fibre Corp.	100,212	311,763
Formosa Petrochemical Corp.	24,720	86,348
Formosa Plastics Corp.	131,086	390,900
Formosa Taffeta Company, Ltd.	5,000	5,340
Foxconn Technology Company, Ltd.	15,513	47,298
Fubon Financial Holding Company, Ltd.	211,112	344,333
Highwealth Construction Corp.	27,000	47,467
Hon Hai Precision Industry Company, Ltd.	528,460	1,584,898
Hotai Motor Company, Ltd.	9,000	105,417
HTC Corp. (I)	26,997	68,948
Hua Nan Financial Holdings Company, Ltd.	247,258	138,112
Innolux Corp.	100,841	41,721
Inventec Corp.	25,899	19,419
Largan Precision Company, Ltd.	3,143	495,022
Lite-On Technology Corp.	39,626	68,302
MediaTek, Inc.	49,340	349,611
Mega Financial Holding Company, Ltd.	387,134	312,391
Micro-Star International Company, Ltd.	23,000	53,524
Nan Ya Plastics Corp.	148,992	352,989
Novatek Microelectronics Corp.	7,361	28,507
OBI Pharma, Inc. (I)	4,000	36,014
Pegatron Corp.	71,989	213,112
Pou Chen Corp.	36,641	50,711
Powertech Technology, Inc.	13,149	38,264
President Chain Store Corp.	21,496	177,084
Quanta Computer, Inc.	92,771	188,622
Realtek Semiconductor Corp.	5,999	21,450
Shin Kong Financial Holding Company, Ltd.	107,046	31,216
Siliconware Precision Industries Company	54,855	89,503
SinoPac Financial Holdings Company, Ltd.	144,703	45,161
Synnex Technology International Corp.	24,928	26,824
Taishin Financial Holding Company, Ltd.	287,217	119,715
Taiwan Cement Corp.	60,781	72,717
Taiwan Cooperative Financial Holding Company, Ltd.	257,949	128,389
Taiwan Fertilizer Company, Ltd.	13,000	17,993
Taiwan Mobile Company, Ltd.	62,257	228,722
Taiwan Semiconductor Manufacturing Company, Ltd.	818,227	5,130,801
Teco Electric & Machinery Company, Ltd.	16,000	16,268
Transcend Information, Inc.	6,608	21,648
Uni-President Enterprises Corp.	151,487	283,999
United Microelectronics Corp.	258,313	103,611
Wistron Corp.	40,193	36,828

165

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Ya Hsin Industrial Company, Ltd. (I)	36,000	$0
Yuanta Financial Holdings Company, Ltd.	189,267	79,837
Yulon Motor Company, Ltd.	17,510	16,303
		15,889,230
Thailand - 0.4%
Advanced Info Service PCL, Foreign Shares	48,400	250,714
Airports of Thailand PCL, Foreign Shares	150,000	171,346
Bangkok Bank PCL, Foreign Shares	8,300	44,947
Banpu PCL, Foreign Shares	110,000	63,417
BEC World PCL, Foreign Shares	46,019	23,304
Bumrungrad Hospital PCL, NVDR	14,300	76,153
Charoen Pokphand Foods PCL, Foreign Shares	136,200	110,003
CP ALL PCL, Foreign Shares	173,500	297,822
Glow Energy PCL, Foreign Shares	27,900	66,980
IRPC PCL, Foreign Shares	528,400	79,199
Kasikornbank PCL, Foreign Shares	39,400	216,783
Krung Thai Bank PCL, Foreign Shares	164,375	97,594
PTT Exploration & Production PCL, Foreign Shares	60,147	162,801
PTT Global Chemical PCL, Foreign Shares	65,273	139,132
PTT PCL, Foreign Shares	34,300	386,287
Thai Oil PCL, Foreign Shares	28,800	63,285
The Siam Cement PCL, Foreign Shares	11,300	177,563
The Siam Commercial Bank PCL, Foreign Shares	70,748	335,621
True Corp. PCL, Foreign Shares	271,202	53,663
		2,816,614
Turkey - 0.3%
Akbank TAS	67,697	158,941
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,117	44,266
Arcelik AS	6,139	38,298
BIM Birlesik Magazalar AS	8,214	126,299
Coca-Cola Icecek AS	2,884	28,288
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	62,402	49,793
Eregli Demir ve Celik Fabrikalari TAS	30,186	49,019
Ford Otomotiv Sanayi AS	4,572	44,761
Haci Omer Sabanci Holding AS	31,762	87,389
KOC Holding AS	25,423	107,396
TAV Havalimanlari Holding AS	4,656	18,557
Tupras Turkiye Petrol Rafinerileri AS	4,998	124,171
Turk Hava Yollari AO (I)	25,366	38,181
Turk Telekomunikasyon AS	22,064	35,822
Turkcell Iletisim Hizmetleri AS (I)	29,771	98,071
Turkiye Garanti Bankasi AS	86,216	210,247
Turkiye Halk Bankasi AS	25,911	73,946
Turkiye Is Bankasi, Class C	60,572	110,547
Turkiye Sise ve Cam Fabrikalari AS	39,946	45,853
Turkiye Vakiflar Bankasi TAO, Class D	22,351	32,978
Yapi ve Kredi Bankasi AS (I)	35,813	37,427
		1,560,250

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom - 10.6%
3i Group PLC	32,836	$308,299
Aberdeen Asset Management PLC	35,216	116,860
Admiral Group PLC	7,053	175,739
Anglo American PLC (I)	46,878	716,247
Ashtead Group PLC	17,291	357,910
Associated British Foods PLC	11,910	389,048
AstraZeneca PLC	41,747	2,566,894
Auto Trader Group PLC (S)	35,298	173,238
Aviva PLC	135,670	905,333
Babcock International Group PLC	8,659	95,678
BAE Systems PLC	101,465	816,608
Barclays PLC	547,256	1,544,781
Barratt Developments PLC	34,575	236,839
Berkeley Group Holdings PLC	4,343	174,630
BP PLC	622,506	3,583,210
British American Tobacco PLC	60,699	4,027,130
BT Group PLC	282,107	1,126,485
Bunzl PLC	11,217	326,027
Burberry Group PLC	15,023	324,206
Capita PLC	21,255	150,523
Centrica PLC	178,711	486,627
CNH Industrial NV	34,400	331,104
Cobham PLC	59,389	99,014
Coca-Cola European Partners PLC	7,314	273,194
Compass Group PLC	52,730	995,551
Croda International PLC	4,431	197,916
Diageo PLC	81,730	2,340,350
Direct Line Insurance Group PLC	47,366	206,081
Dixons Carphone PLC	33,696	134,208
easyJet PLC	5,884	75,649
Experian PLC	32,402	661,040
Fiat Chrysler Automobiles NV (I)	31,182	340,675
G4S PLC	56,956	217,123
GKN PLC	59,980	273,194
GlaxoSmithKline PLC	158,541	3,296,526
Hammerson PLC	26,482	189,356
Hargreaves Lansdown PLC	8,843	144,045
HSBC Holdings PLC	648,644	5,290,880
IMI PLC	10,620	158,887
Imperial Brands PLC	30,980	1,501,401
Inmarsat PLC	15,909	169,490
InterContinental Hotels Group PLC	6,311	309,105
International Consolidated Airlines Group SA	27,874	184,116
Intertek Group PLC	5,765	283,769
Intu Properties PLC (L)	32,777	114,672
ITV PLC	123,778	339,791
J Sainsbury PLC	44,909	148,747
Johnson Matthey PLC	6,534	252,094
Kingfisher PLC	75,222	307,777
Land Securities Group PLC	25,441	337,888
Legal & General Group PLC	198,990	616,159
Liberty Global PLC LiLAC, Class A (I)	51	1,134
Liberty Global PLC LiLAC, Class C (I)	125	2,880
Lloyds Banking Group PLC	2,079,979	1,729,875
London Stock Exchange Group PLC	10,826	430,706

166

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Marks & Spencer Group PLC	54,764	$231,316
Meggitt PLC	26,170	146,062
Merlin Entertainments PLC (S)	24,601	147,877
National Grid PLC	121,605	1,542,835
Next PLC	4,920	266,156
Old Mutual PLC	154,603	389,085
Pearson PLC	27,737	236,509
Persimmon PLC	10,307	270,420
Petrofac, Ltd.	10,236	118,239
Provident Financial PLC	5,041	189,410
Prudential PLC	83,477	1,763,306
Reckitt Benckiser Group PLC	20,478	1,869,467
RELX NV	34,121	633,001
RELX PLC	36,433	713,289
Rio Tinto PLC	40,069	1,613,482
Rio Tinto, Ltd.	13,526	624,529
Rolls-Royce Holdings PLC (I)	63,119	596,288
Royal Bank of Scotland Group PLC (I)	113,690	344,736
Royal Mail PLC	28,114	149,736
RSA Insurance Group PLC	34,070	250,206
Schroders PLC	4,282	162,509
Segro PLC	34,489	197,186
Severn Trent PLC	7,940	236,842
Sky PLC	32,335	395,450
Smith & Nephew PLC	30,850	469,715
Smiths Group PLC	13,338	271,007
SSE PLC	34,298	633,863
St. James’s Place PLC	17,965	239,131
Standard Chartered PLC (I)	105,612	1,010,169
Standard Life PLC	66,042	293,646
Tate & Lyle PLC	15,746	150,888
Taylor Wimpey PLC	113,396	274,280
Tesco PLC (I)	277,781	646,496
The British Land Company PLC	32,700	249,961
The Sage Group PLC	36,089	285,083
The Weir Group PLC	7,542	181,424
Travis Perkins PLC	9,089	172,427
Unilever NV	52,846	2,623,767
Unilever PLC	41,542	2,049,148
United Utilities Group PLC	23,943	298,113
Vodafone Group PLC	863,074	2,249,154
Whitbread PLC	5,837	289,629
William Hill PLC	32,018	116,764
WM Morrison Supermarkets PLC	74,166	223,186
Worldpay Group PLC (S)	51,745	191,312
WPP PLC	42,914	940,633
		67,504,441
United States - 0.5%
Carnival PLC	6,367	364,941
Shire PLC	29,129	1,697,259
Thomson Reuters Corp.	11,077	479,030
Valeant Pharmaceuticals International, Inc. (I)(L)	11,600	128,138

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Yum China Holdings, Inc. (I)	13,700	$372,640
		3,042,008
TOTAL COMMON STOCKS (Cost $490,612,920)		$607,067,765

PREFERRED SECURITIES - 1.2%
Brazil - 0.7%
Banco Bradesco SA	92,001	951,572
Braskem SA, A Shares	4,100	41,581
Centrais Eletricas Brasileiras SA, B Shares (I)	4,300	30,314
Cia Brasileira de Distribuicao	2,538	48,724
Cia Energetica de Minas Gerais	26,542	87,496
Cia Paranaense de Energia, B Shares	1,400	14,641
Gerdau SA	31,800	110,618
Itau Unibanco Holding SA	106,526	1,289,636
Itausa - Investimentos Itau SA	125,695	381,429
Lojas Americanas SA	18,576	97,075
Petroleo Brasileiro SA (I)	128,851	596,388
Suzano Papel e Celulose SA, A Shares	8,500	36,003
Telefonica Brasil SA	6,552	97,843
Vale SA	61,800	556,883
		4,340,203
Germany - 0.3%
Bayerische Motoren Werke AG	1,808	142,217
FUCHS PETROLUB SE	2,735	133,331
Henkel AG & Company KGaA	5,683	728,422
Porsche Automobil Holding SE	5,169	281,652
Schaeffler AG	5,570	97,848
Volkswagen AG	6,204	904,426
		2,287,896
South Korea - 0.2%
Amorepacific Corp.	300	44,803
Hyundai Motor Company	705	62,616
Hyundai Motor Company (Korea Stock Exchange)	1,197	110,832
LG Chem, Ltd.	162	27,586
Samsung Electronics Company, Ltd.	616	882,352
		1,128,189
Spain - 0.0%
Grifols SA	854	16,055
TOTAL PREFERRED SECURITIES (Cost $7,226,862)		$7,772,343

RIGHTS - 0.0%
Deutsche Bank AG (Expiration Date: 04/07/2017; Strike Price: EUR 11.65) (I)(L)	46,111	110,189
Itausa- Investimentos Itau SA (Expiration Date: 04/03/2017; Strike Price: BRL 6.10) (I)	2,059	2,282

167

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PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
Rights (continued)
Life Healthcare Group Holdings, Ltd. (Expiration Date: 04/19/2017; Strike Price: ZAR 24.50) (I)	14,853	$4,982
TOTAL RIGHTS (Cost $0)		$117,453

SECURITIES LENDING COLLATERAL - 4.8%
John Hancock Collateral Trust, 0.9609% (W)(Y)	3,011,220	30,131,468
TOTAL SECURITIES LENDING COLLATERAL (Cost $30,132,187)		$30,131,468

SHORT-TERM INVESTMENTS - 1.3%
Money market funds - 1.3%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.5500% (Y)	8,406,644	8,406,644
TOTAL SHORT-TERM INVESTMENTS (Cost $8,406,644)		$8,406,644

Total Investments (International Equity Index Trust B) (Cost $536,378,613) - 102.8%		$653,495,673
Other assets and liabilities, net - (2.8%)		(18,072,307)
TOTAL NET ASSETS - 100.0%		$635,423,366

Currency Abbreviations

BRL	Brazilian Real
EUR	Euro
ZAR	South African Rand

Security Abbreviations and Legend

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 3-31-17. The value of securities on loan amounted to $28,608,823.
(O)	The investment is an affiliate of the fund, the advisor and/or the subadvisor.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 3-31-17.

168

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DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	130	Long	Jun 2017	$11,318,857	$11,583,000	$264,143
Mini MSCI Emerging Markets Index Futures	106	Long	Jun 2017	4,953,361	5,095,420	142,059
MSCI Taiwan Index Futures	57	Long	Apr 2017	2,089,487	2,070,445	(19,042)
						$387,160

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

169

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PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Growth Stock Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 92.3%
Australia - 4.3%
Amcor, Ltd.	728,010	$8,373,854
Brambles, Ltd.	397,533	2,838,964
CSL, Ltd.	50,409	4,826,454
		16,039,272
Brazil - 4.1%
Banco Bradesco SA, ADR	304,931	3,122,493
BM&F Bovespa SA	1,157,434	7,131,828
Cielo SA	576,700	5,215,093
		15,469,414
Canada - 8.6%
Canadian National Railway Company	52,509	3,875,838
Cenovus Energy, Inc.	226,891	2,567,740
CGI Group, Inc., Class A (I)	175,164	8,393,014
Fairfax Financial Holdings, Ltd.	9,179	4,177,261
Great-West Lifeco, Inc.	116,647	3,232,276
PrairieSky Royalty, Ltd.	126,912	2,677,859
Suncor Energy, Inc.	241,346	7,409,976
		32,333,964
China - 0.9%
Baidu, Inc., ADR (I)	18,678	3,222,329
Denmark - 2.2%
Carlsberg A/S, B Shares	77,696	7,174,650
Novo Nordisk A/S, B Shares	32,149	1,103,962
		8,278,612
France - 4.7%
Essilor International SA	24,726	3,002,021
Pernod Ricard SA	17,086	2,019,926
Publicis Groupe SA	106,826	7,458,637
Schneider Electric SE	71,149	5,227,244
		17,707,828
Germany - 9.6%
Allianz SE	36,535	6,775,302
Deutsche Boerse AG	101,462	9,322,159
Deutsche Post AG	105,189	3,599,951
ProSiebenSat.1 Media SE	148,462	6,574,020
SAP SE	101,261	9,934,543
		36,205,975
Hong Kong - 4.4%
CK Hutchison Holdings, Ltd.	750,968	9,245,868
Galaxy Entertainment Group, Ltd.	1,359,000	7,443,456
		16,689,324
Israel - 1.8%
Teva Pharmaceutical Industries, Ltd., ADR	206,751	6,634,640
Italy - 0.7%
Intesa Sanpaolo SpA	968,244	2,633,733
Japan - 7.0%
FANUC Corp.	19,600	4,035,078
Japan Tobacco, Inc.	198,900	6,473,709
Kao Corp.	57,400	3,152,210
Keyence Corp.	6,400	2,567,506
Komatsu, Ltd.	114,700	3,004,369

International Growth Stock Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Yahoo Japan Corp.	1,491,600	$6,915,730
		26,148,602
Mexico - 3.1%
Fomento Economico Mexicano SAB de CV, ADR	91,304	8,082,230
Grupo Televisa SAB, ADR	139,746	3,625,011
		11,707,241
Netherlands - 2.2%
Royal Dutch Shell PLC, B Shares	157,418	4,327,321
Wolters Kluwer NV	99,503	4,129,625
		8,456,946
Singapore - 1.0%
United Overseas Bank, Ltd.	230,500	3,640,811
South Korea - 2.0%
NAVER Corp.	6,873	5,255,527
Samsung Electronics Company, Ltd.	1,191	2,191,935
		7,447,462
Spain - 1.5%
Amadeus IT Group SA	112,625	5,706,569
Sweden - 3.2%
Getinge AB, B Shares	171,114	3,000,230
Investor AB, B Shares	173,653	7,301,579
Telefonaktiebolaget LM Ericsson, B Shares	275,474	1,839,166
		12,140,975
Switzerland - 6.9%
Cie Financiere Richemont SA	55,412	4,380,994
Julius Baer Group, Ltd. (I)	119,653	5,977,390
Novartis AG	32,852	2,439,510
Roche Holding AG	27,145	6,941,891
UBS Group AG	382,379	6,112,181
		25,851,966
Taiwan - 2.3%
Taiwan Semiconductor Manufacturing Company, Ltd.	1,350,000	8,465,354
Thailand - 1.6%
Kasikornbank PCL, NVDR	1,105,000	6,080,742
Turkey - 0.9%
Akbank TAS	1,439,795	3,380,400
United Kingdom - 17.1%
Aberdeen Asset Management PLC	726,818	2,411,856
British American Tobacco PLC	123,798	8,213,491
Compass Group PLC	352,645	6,657,997
Informa PLC	533,380	4,359,758
Lloyds Banking Group PLC	5,179,721	4,307,867
Next PLC	79,974	4,326,333
RELX PLC	503,870	9,864,824
Sky PLC	753,140	9,210,732
Smith & Nephew PLC	234,391	3,568,782
Unilever NV	115,476	5,733,303
WPP PLC	259,863	5,695,945
		64,350,888

170

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PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Growth Stock Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States - 2.2%
Broadcom, Ltd.	38,588	$8,449,228
TOTAL COMMON STOCKS (Cost $304,954,384)		$347,042,275

SHORT-TERM INVESTMENTS - 6.9%
Money market funds - 6.9%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.5500% (Y)	25,785,200	25,785,200
TOTAL SHORT-TERM INVESTMENTS (Cost $25,785,200)		$25,785,200
Total Investments (International Growth Stock Trust) (Cost $330,739,584) - 99.2%		$372,827,475
Other assets and liabilities, net - 0.8%		3,098,944
TOTAL NET ASSETS - 100.0%		$375,926,419

Security Abbreviations and Legend

(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 3-31-17.

171

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PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 98.3%
Australia - 6.4%
Acrux, Ltd. (I)	11,121	$2,463
Adelaide Brighton, Ltd.	30,493	132,230
AED Oil, Ltd. (I)	17,758	0
Ainsworth Game Technology, Ltd.	10,192	14,326
Alkane Resources, Ltd. (I)	4,753	1,016
ALS, Ltd.	9,183	43,071
Altium, Ltd.	4,532	26,308
Ansell, Ltd.	7,661	140,854
AP Eagers, Ltd.	2,176	15,106
APN News & Media, Ltd. (I)	20,357	43,233
ARB Corp., Ltd. (L)	5,039	56,649
Arrium, Ltd. (I)	200,392	3,368
Asaleo Care, Ltd.	9,363	12,591
AUB Group, Ltd.	4,308	38,525
Ausdrill, Ltd.	16,467	17,869
Austal, Ltd.	23,155	30,641
Australian Agricultural Company, Ltd. (I)	28,065	35,588
Australian Pharmaceutical Industries, Ltd.	14,352	22,367
Auswide Bank, Ltd.	607	2,400
Automotive Holdings Group, Ltd. (L)	19,175	60,330
Aveo Group	16,672	40,864
AWE, Ltd. (I)(L)	36,008	13,613
Bapcor, Ltd. (L)	7,736	34,452
Beach Energy, Ltd.	111,324	67,992
Bega Cheese, Ltd.	5,704	27,586
Bellamy’s Australia, Ltd. (L)	1,929	6,189
Billabong International, Ltd. (I)	4,296	4,102
Blackmores, Ltd. (L)	965	82,957
Bradken, Ltd. (I)	10,103	25,105
Breville Group, Ltd.	7,320	57,770
Brickworks, Ltd.	1,798	20,167
BT Investment Management, Ltd.	5,975	45,631
Cabcharge Australia, Ltd.	9,047	20,871
Cardno, Ltd. (I)	15,086	14,743
Carnarvon Petroleum, Ltd. (I)	56,316	4,258
carsales.com, Ltd.	9,128	77,852
Cash Converters International, Ltd. (L)	14,501	3,491
Cedar Woods Properties, Ltd.	2,505	10,708
Cleanaway Waste Management, Ltd.	84,321	77,288
Coal of Africa, Ltd. (I)	28,467	936
Collins Foods, Ltd.	9,215	36,604
Compass Resources, Ltd. (I)	15,577	0
Corporate Travel Management, Ltd. (L)	2,621	40,100
Costa Group Holdings, Ltd.	4,806	15,975
Credit Corp. Group, Ltd.	2,881	38,045
CSG, Ltd.	25,624	9,106
CSR, Ltd.	34,491	118,779
CuDeco, Ltd. (I)	8,580	2,393
Data#3, Ltd.	9,073	11,369
Decmil Group, Ltd.	2,109	1,524
Downer EDI, Ltd.	43,904	194,292
DuluxGroup, Ltd.	25,567	127,516
Eclipx Group, Ltd.	3,237	9,669
Elders, Ltd. (I)	4,852	16,830
Energy Resources of Australia, Ltd. (I)(L)	12,909	7,095
Energy World Corp., Ltd. (I)	75,962	20,887

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
ERM Power, Ltd.	7,077	$7,081
Event Hospitality and Entertainment, Ltd.	7,680	75,682
Evolution Mining, Ltd.	41,465	66,662
Fairfax Media, Ltd.	171,716	134,440
Finbar Group, Ltd.	8,370	5,498
Fleetwood Corp., Ltd. (I)	5,216	8,562
FlexiGroup, Ltd. (L)	20,305	35,834
Flight Centre Travel Group, Ltd. (L)	471	10,390
G8 Education, Ltd.	17,385	54,184
Genworth Mortgage Insurance Australia, Ltd. (L)	18,245	43,779
GrainCorp, Ltd., Class A	13,614	94,582
Grange Resources, Ltd.	101,992	15,177
Greencross, Ltd.	5,654	31,099
GUD Holdings, Ltd.	6,093	55,106
GWA Group, Ltd.	22,398	49,587
Hansen Technologies, Ltd.	7,995	20,946
Hills, Ltd. (I)	29,039	4,660
Iluka Resources, Ltd.	25,991	151,293
Imdex, Ltd. (I)	20,483	10,172
IMF Bentham, Ltd.	11,295	15,661
Independence Group NL	24,737	67,662
Infigen Energy (I)	63,592	48,822
Infomedia, Ltd.	15,337	8,559
International Ferro Metals, Ltd. (I)	24,339	274
InvoCare, Ltd. (L)	6,652	71,841
IOOF Holdings, Ltd. (L)	18,395	119,865
IRESS, Ltd.	9,683	86,636
iSentia Group, Ltd. (L)	3,943	4,519
JB Hi-Fi, Ltd.	7,885	148,756
Karoon Gas Australia, Ltd. (I)(L)	6,513	8,159
Kingsgate Consolidated, Ltd. (I)(L)	11,120	2,082
MACA, Ltd.	4,396	5,122
Macmahon Holdings, Ltd. (I)	112,440	13,300
Macquarie Atlas Roads Group	18,476	72,257
Magellan Financial Group, Ltd. (L)	7,067	127,552
Mayne Pharma Group, Ltd. (I)(L)	25,978	28,272
McMillan Shakespeare, Ltd.	5,664	57,200
McPherson’s, Ltd.	7,978	8,528
Medusa Mining, Ltd. (I)(L)	8,127	2,238
Metals X, Ltd. (I)	35,107	20,932
Metcash, Ltd. (I)(L)	69,441	130,973
Mincor Resources NL (I)	19,890	3,188
Mineral Resources, Ltd. (L)	9,687	79,507
MMA Offshore, Ltd. (I)(L)	23,329	3,919
Monadelphous Group, Ltd.	6,360	59,872
Mortgage Choice, Ltd.	6,422	11,478
Mount Gibson Iron, Ltd. (I)(L)	62,063	19,925
Myer Holdings, Ltd. (L)	63,302	58,756
MYOB Group, Ltd.	12,693	34,531
Navitas, Ltd.	12,119	41,019
New Hope Corp., Ltd.	6,039	8,206
nib holdings, Ltd.	31,708	143,387
Northern Star Resources, Ltd.	38,079	118,363
Nufarm, Ltd.	13,346	98,888
OceanaGold Corp.	31,900	94,511

172

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International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
OFX Group, Ltd. (L)	14,134	$15,920
oOh!media, Ltd.	3,257	11,488
Orora, Ltd.	43,184	97,637
OZ Minerals, Ltd.	18,232	109,078
Paladin Energy, Ltd. (I)(L)	118,845	9,534
Peet, Ltd.	13,800	12,388
Perpetual, Ltd.	3,182	126,757
Perseus Mining, Ltd. (I)(L)	42,768	10,150
Platinum Asset Management, Ltd.	8,057	31,574
PMP, Ltd.	32,750	17,135
Premier Investments, Ltd.	6,565	71,818
Primary Health Care, Ltd.	37,790	103,061
Prime Media Group, Ltd. (L)	17,812	4,010
Programmed Maintenance Services, Ltd. (L)	19,345	27,703
Qube Holdings, Ltd. (L)	26,676	52,170
Quintis, Ltd. (L)	22,092	17,539
RCG Corp., Ltd.	15,993	13,318
RCR Tomlinson, Ltd. (I)	10,520	25,428
Reckon, Ltd.	11,034	14,322
Regis Healthcare, Ltd. (L)	5,231	17,862
Regis Resources, Ltd.	20,593	52,026
Resolute Mining, Ltd.	42,361	42,209
Retail Food Group, Ltd.	8,541	34,774
Ridley Corp., Ltd.	19,156	19,531
Sandfire Resources NL	8,888	43,275
Saracen Mineral Holdings, Ltd. (I)(L)	53,338	40,195
Select Harvests, Ltd.	4,873	21,879
Senex Energy, Ltd. (I)(L)	87,382	23,688
Servcorp, Ltd. (L)	3,171	14,899
Seven Group Holdings, Ltd.	7,850	64,212
Seven West Media, Ltd.	40,846	24,488
Sigma Pharmaceuticals, Ltd.	86,903	85,600
Silex Systems, Ltd. (I)	1,955	807
Silver Lake Resources, Ltd. (I)(L)	29,625	13,149
Sirtex Medical, Ltd.	4,444	60,757
Slater & Gordon, Ltd. (I)	17,919	1,779
SMS Management & Technology, Ltd.	8,079	10,214
Southern Cross Media Group, Ltd.	51,441	54,993
Spark Infrastructure Group	101,480	183,780
Specialty Fashion Group, Ltd. (I)	12,034	4,876
SpeedCast International, Ltd.	3,884	10,352
St. Barbara, Ltd. (I)	33,049	60,203
Steadfast Group, Ltd.	29,369	56,980
Super Retail Group, Ltd.	10,419	81,608
Tabcorp Holdings, Ltd.	39,373	142,879
Tassal Group, Ltd.	13,458	46,575
Technology One, Ltd.	18,112	70,993
Ten Network Holdings, Ltd. (I)	12,932	5,629
The Prime Retirement & Aged Care Property Trust (I)	14,396	0
The Reject Shop, Ltd. (L)	2,561	16,199
The Star Entertainment Group, Ltd.	37,603	157,111
Tiger Resources, Ltd. (I)	92,816	3,475
Tox Free Solutions, Ltd.	11,775	20,961
Treasury Wine Estates, Ltd.	8,032	75,032

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Troy Resources, Ltd. (I)	15,555	$1,844
Village Roadshow, Ltd. (L)	4,755	15,250
Virgin Australia Holdings, Ltd. (I)	221,832	32,202
Virgin Australia Holdings, Ltd. (I)	359,466	1,373
Virtus Health, Ltd. (L)	2,849	12,583
Watpac, Ltd. (I)	11,170	6,659
Webjet, Ltd.	9,273	81,322
Western Areas, Ltd. (I)(L)	18,795	33,151
Whitehaven Coal, Ltd. (I)(L)	54,148	123,503
WorleyParsons, Ltd. (I)	10,012	84,166
WPP AUNZ, Ltd.	25,254	22,187
		7,433,448
Austria - 1.4%
ams AG (L)	4,783	258,379
ANDRITZ AG	1,914	95,726
Austria Technologie & Systemtechnik AG (L)	1,376	15,070
BUWOG AG (I)	2,931	73,862
CA Immobilien Anlagen AG (I)	4,952	108,695
DO & CO AG (L)	303	19,679
EVN AG	1,566	19,966
Kapsch TrafficCom AG	191	8,559
Lenzing AG	504	84,729
Mayr Melnhof Karton AG	615	71,680
Oesterreichische Post AG	2,555	101,793
Palfinger AG	1,137	42,008
Porr Ag	356	13,225
Raiffeisen Bank International AG (I)	7,252	163,546
RHI AG (L)	2,041	52,236
Rosenbauer International AG	174	10,248
S IMMO AG (I)	3,364	40,291
Schoeller-Bleckmann Oilfield Equipment AG	944	65,846
Semperit AG Holding	822	22,838
Strabag SE	893	34,849
Telekom Austria AG	7,836	53,362
UNIQA Insurance Group AG	3,130	24,289
Verbund AG (L)	689	11,680
Wienerberger AG	7,937	168,169
Zumtobel Group AG (L)	2,545	49,070
		1,609,795
Belgium - 1.9%
Ablynx NV (I)(L)	1,954	24,204
Ackermans & van Haaren NV	1,580	248,197
AGFA-Gevaert NV (I)	16,974	82,934
Banque Nationale de Belgique	12	38,049
Barco NV	827	82,791
Bekaert SA	1,807	88,240
bpost SA	2,741	64,309
Cie d’Entreprises CFE	584	81,568
Cie Immobiliere de Belgique SA (I)	47	2,909
D’ieteren SA	1,795	83,989
Deceuninck NV (L)	7,720	20,289
Econocom Group SA (I)(L)	4,944	73,115
Elia System Operator SA	2,455	129,323

173

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International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Belgium (continued)
Euronav NV	4,330	$34,580
EVS Broadcast Equipment SA	811	30,950
Exmar NV	1,567	12,085
Fagron (I)(L)	2,409	30,816
Galapagos NV (I)	2,443	211,505
Gimv NV	23	1,283
Ion Beam Applications	1,305	71,365
Kinepolis Group NV	1,085	55,325
Lotus Bakeries	9	22,248
Melexis NV	1,616	139,919
Nyrstar NV (I)(L)	5,514	34,181
Ontex Group NV	1,833	58,830
Orange Belgium SA	2,358	50,347
Recticel SA	2,296	17,955
Rezidor Hotel Group AB	5,758	21,945
Sipef SA	356	24,068
Tessenderlo Chemie NV (I)	2,049	81,538
ThromboGenics NV (I)	1,612	5,250
Umicore SA	4,011	228,424
Van de Velde NV	377	21,559
Viohalco SA (I)	7,173	13,561
		2,187,651
Bermuda - 0.2%
Hiscox, Ltd.	16,221	222,343
Cambodia - 0.1%
NagaCorp, Ltd.	104,000	59,434
Canada - 8.7%
5N Plus, Inc. (I)	3,515	5,154
Absolute Software Corp.	3,900	22,112
Advantage Oil & Gas, Ltd. (I)	11,500	75,926
Aecon Group, Inc.	3,500	45,189
Ag Growth International, Inc.	1,100	41,830
AGF Management, Ltd., Class B	4,298	19,909
AGT Food & Ingredients, Inc.	1,218	28,558
Aimia, Inc.	6,977	47,218
AirBoss of America Corp.	1,500	13,220
AKITA Drilling, Ltd., Class A	700	4,474
Alamos Gold, Inc., Class A	17,348	139,321
Alaris Royalty Corp. (L)	2,229	37,394
Algonquin Power & Utilities Corp. (L)	14,667	140,069
Alterra Power Corp.	1,571	5,552
Altius Minerals Corp.	3,100	28,719
Altus Group, Ltd.	2,018	44,158
Andrew Peller, Ltd., Class A	1,800	15,254
Asanko Gold, Inc. (I)(L)	6,600	17,321
Athabasca Oil Corp. (I)(L)	8,100	9,319
ATS Automation Tooling Systems, Inc. (I)	5,847	59,664
AuRico Metals, Inc. (I)	7,628	6,711
AutoCanada, Inc.	1,985	33,495
Avigilon Corp. (I)(L)	2,600	30,187
B2Gold Corp. (I)	65,356	186,261
Badger Daylighting, Ltd. (L)	2,322	61,025
Baytex Energy Corp. (I)(L)	11,400	38,919
BCE, Inc.	702	31,078
Bellatrix Exploration, Ltd. (I)(L)	9,897	7,814

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Birch Mountain Resources, Ltd. (I)	9,200	$1
Birchcliff Energy, Ltd.	9,700	55,143
Bird Construction, Inc.	1,495	11,253
Black Diamond Group, Ltd. (L)	2,750	8,003
BlackPearl Resources, Inc. (I)	24,200	23,657
BMTC Group, Inc.	500	4,869
Bonavista Energy Corp.	13,661	35,543
Bonterra Energy Corp.	2,200	37,950
Boralex, Inc., Class A	4,377	70,632
BRP, Inc. (I)	1,500	35,305
Calfrac Well Services, Ltd. (I)(L)	6,414	17,074
Canaccord Genuity Group, Inc. (I)	6,371	24,385
Canacol Energy, Ltd. (I)	7,565	22,356
Canadian Energy Services & Technology Corp.	13,646	74,805
Canadian Western Bank	4,915	108,771
Canam Group, Inc. (L)	2,800	13,917
Canfor Corp. (I)	5,300	72,256
Canfor Pulp Products, Inc.	2,715	24,683
Canyon Services Group, Inc.	5,968	29,843
Capital Power Corp. (L)	6,627	129,864
Capstone Mining Corp. (I)	29,467	28,806
Cascades, Inc.	5,223	53,846
Celestica, Inc. (I)	6,919	100,623
Centerra Gold, Inc.	14,877	85,580
Cequence Energy, Ltd. (I)	2,335	430
Chinook Energy, Inc. (I)	3,544	999
Cineplex, Inc.	3,000	113,923
Clearwater Seafoods, Inc.	1,500	11,821
Cogeco Communications, Inc.	1,107	59,144
Cogeco, Inc.	245	10,973
Colliers International Group, Inc.	2,300	108,804
Computer Modelling Group, Ltd.	5,720	44,518
Copper Mountain Mining Corp. (I)(L)	8,800	6,816
Corridor Resources, Inc. (I)	4,930	1,501
Corus Entertainment, Inc., B Shares	6,604	64,856
Cott Corp.	8,900	110,158
Crew Energy, Inc. (I)	11,300	42,146
CRH Medical Corp. (I)	1,900	15,530
Delphi Energy Corp. (I)(L)	20,245	20,247
Denison Mines Corp. (I)(L)	33,028	20,365
DH Corp.	3,083	58,514
DHX Media, Ltd., Variable Voting Shares	900	3,756
DHX Media, Ltd., Voting Shares (I)	5,800	24,467
DIRTT Environmental Solutions (I)	700	3,679
Dominion Diamond Corp.	5,961	75,395
Dorel Industries, Inc., Class B	1,900	45,319
Dundee Precious Metals, Inc. (I)	8,500	18,025
Eldorado Gold Corp.	17,169	58,743
Enbridge Income Fund Holdings, Inc. (L)	2,092	52,149
Enercare, Inc.	5,502	85,932
Enerflex, Ltd.	6,400	91,343
Enghouse Systems, Ltd.	1,100	47,620
Ensign Energy Services, Inc.	9,500	56,935
Epsilon Energy, Ltd. (I)	3,000	7,106
Equitable Group, Inc. (L)	653	34,063

174

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Essential Energy Services, Ltd.	7,268	$3,771
Evertz Technologies, Ltd.	1,712	20,701
Exchange Income Corp. (L)	1,368	40,160
Exco Technologies, Ltd.	1,500	12,938
Extendicare, Inc.	6,230	47,269
Fiera Capital Corp.	1,935	20,051
Firm Capital Mortgage Investment Corp.	1,100	11,531
First Majestic Silver Corp. (I)(L)	5,381	43,660
First National Financial Corp. (L)	700	14,054
FirstService Corp.	2,300	139,071
Fortuna Silver Mines, Inc. (I)	8,670	45,115
Gamehost, Inc.	100	756
Genworth MI Canada, Inc. (L)	2,688	74,322
Gibson Energy, Inc.	7,398	106,254
Glacier Media, Inc. (I)	6,100	3,073
Gluskin Sheff + Associates, Inc.	2,500	33,049
GMP Capital, Inc. (I)	3,026	8,283
goeasy, Ltd.	46	1,058
Golden Star Resources, Ltd. (I)(L)	11,800	9,938
Gran Tierra Energy, Inc. (I)	24,566	65,394
Granite Oil Corp. (I)	1,167	5,371
Great Canadian Gaming Corp. (I)	3,100	57,415
Great Panther Silver, Ltd. (I)	14,100	23,008
Guyana Goldfields, Inc. (I)(L)	6,600	35,684
Hanfeng Evergreen, Inc. (I)	200	1
Heroux-Devtek, Inc. (I)	1,600	13,981
High Liner Foods, Inc.	1,773	24,065
Home Capital Group, Inc. (L)	3,879	75,926
Horizon North Logistics, Inc. (L)	8,109	10,610
Hudbay Minerals, Inc.	18,257	119,988
IAMGOLD Corp. (I)	24,428	97,723
Imperial Metals Corp. (I)(L)	4,600	21,999
Innergex Renewable Energy, Inc. (L)	7,256	78,024
Interfor Corp. (I)	4,720	60,977
International Tower Hill Mines, Ltd. (I)	2,300	1,193
Intertape Polymer Group, Inc.	3,400	59,775
Just Energy Group, Inc.	5,840	36,669
K-Bro Linen, Inc.	600	17,794
KAB Distribution, Inc. (I)	7,076	0
Kelt Exploration, Ltd. (I)	1,454	7,304
Kingsway Financial Services, Inc. (I)	425	2,509
Kirkland Lake Gold, Ltd. (I)	9,062	66,848
Klondex Mines, Ltd. (I)	11,500	44,881
Knight Therapeutics, Inc. (I)	1,000	7,813
Laurentian Bank of Canada	2,114	93,106
Leon’s Furniture, Ltd.	1,183	14,918
Linamar Corp.	2,567	116,763
Liquor Stores N.A., Ltd. (L)	1,500	10,772
Lucara Diamond Corp.	19,784	45,970
Lundin Mining Corp.	300	1,690
MacDonald Dettwiler & Associates, Ltd. (L)	683	36,080
Magellan Aerospace Corp.	900	13,231
Major Drilling Group International, Inc. (I)	6,800	36,100
Mandalay Resources Corp.	9,500	4,215
Maple Leaf Foods, Inc.	5,183	125,809

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Martinrea International, Inc.	7,093	$55,044
Medical Facilities Corp.	2,104	29,159
Mitel Networks Corp. (I)	7,200	49,918
Morguard Corp.	200	27,522
Morneau Shepell, Inc.	3,098	46,522
MTY Food Group, Inc.	1,000	37,523
Mullen Group, Ltd.	6,082	77,291
Nevsun Resources, Ltd.	10,958	28,181
New Flyer Industries, Inc.	2,279	84,110
New Gold, Inc. (I)	23,228	69,343
Newalta Corp. (I)(L)	4,200	7,232
Norbord, Inc.	1,572	44,742
Northland Power, Inc. (L)	6,966	128,650
Novelion Therapeutics, Inc. (I)	20	215
NuVista Energy, Ltd. (I)	13,605	62,917
Osisko Gold Royalties, Ltd. (L)	5,295	58,849
Painted Pony Petroleum, Ltd. (I)	7,448	30,131
Pan American Silver Corp.	7,600	133,044
Paramount Resources, Ltd., Class A (I)	6,600	84,271
Parex Resources, Inc. (I)	8,116	103,445
Parkland Fuel Corp.	4,934	109,822
Pason Systems, Inc.	5,200	75,115
Pengrowth Energy Corp. (I)	37,750	37,754
Penn West Petroleum, Ltd. (I)(L)	33,319	56,874
PHX Energy Services Corp. (I)	1,500	4,128
Pizza Pizza Royalty Corp.	229	2,970
Platinum Group Metals, Ltd. (I)(L)	500	823
PolyMet Mining Corp. (I)	11,854	8,825
Precision Drilling Corp. (I)	16,959	80,214
Premium Brands Holdings Corp.	1,400	89,642
Primero Mining Corp. (I)(L)	8,118	4,517
Pulse Seismic, Inc. (I)	2,882	5,548
Questerre Energy Corp., Class A (I)	19,444	10,381
Raging River Exploration, Inc. (I)	10,500	73,666
Reitmans Canada, Ltd., Class A	3,200	13,066
Richelieu Hardware, Ltd.	3,500	72,377
Richmont Mines, Inc. (I)	2,000	14,182
RMP Energy, Inc. (I)	10,900	5,901
Rocky Mountain Dealerships, Inc.	100	763
Rogers Sugar, Inc. (L)	6,474	30,426
Russel Metals, Inc.	3,789	74,136
Sabina Gold & Silver Corp. (I)	2,375	2,750
Sandstorm Gold, Ltd. (I)(L)	9,631	41,425
Sandvine Corp.	11,600	26,866
Savanna Energy Services Corp. (I)(L)	5,561	8,029
Secure Energy Services, Inc. (L)	11,054	81,460
SEMAFO, Inc. (I)	19,490	58,770
ShawCor, Ltd.	3,073	89,959
Sherritt International Corp. (I)(L)	33,600	23,750
Sienna Senior Living, Inc.	1,555	20,252
Sierra Wireless, Inc. (I)	2,100	55,743
Silver Standard Resources, Inc. (I)	8,562	90,909
Spartan Energy Corp. (I)	18,000	36,004
Sprott, Inc.	9,900	16,601
Stantec, Inc.	422	10,951
Stella-Jones, Inc. (L)	2,800	82,325

175

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Stuart Olson, Inc.	1,600	$7,099
Student Transportation, Inc. (L)	5,290	30,988
SunOpta, Inc. (I)(L)	5,308	36,921
Superior Plus Corp.	9,057	87,856
Surge Energy, Inc. (L)	16,100	31,477
Taseko Mines, Ltd. (I)	16,100	21,429
Tembec, Inc. (I)	3,200	7,171
Teranga Gold Corp. (I)	19,500	12,464
TFI International, Inc.	5,885	137,406
The Descartes Systems Group, Inc. (I)	5,000	114,562
The Jean Coutu Group PJC, Inc., Class A	2,507	39,457
The North West Company, Inc. (L)	3,683	87,820
Timmins Gold Corp. (I)	6,378	2,398
TLC Vision Corp. (I)	3,400	3
TMX Group, Ltd.	976	49,473
TORC Oil & Gas, Ltd.	9,480	48,689
Toromont Industries, Ltd.	5,568	194,818
Torstar Corp., Class B (L)	6,800	9,255
Total Energy Services, Inc.	2,409	24,093
TransAlta Corp.	16,304	95,873
TransAlta Renewables, Inc.	2,998	35,507
Transcontinental, Inc., Class A	3,983	73,619
TransGlobe Energy Corp. (I)	5,600	8,885
Trican Well Service, Ltd. (I)(L)	10,563	32,169
Trilogy Energy Corp. (I)	1,300	4,761
Trinidad Drilling, Ltd. (I)	17,619	30,472
Uni-Select, Inc.	3,201	85,137
Valener, Inc. (L)	3,089	50,777
Vecima Networks, Inc.	479	3,696
Veresen, Inc.	11,625	128,501
Wajax Corp.	1,300	22,396
Wesdome Gold Mines, Ltd. (I)(L)	8,000	24,183
West Fraser Timber Company, Ltd.	1,200	50,189
Western Energy Services Corp. (I)	3,316	5,885
Western Forest Products, Inc.	25,850	42,181
Westshore Terminals Investment Corp.	4,189	83,348
Wi-LAN, Inc.	9,800	17,981
Winpak, Ltd.	1,977	78,940
Xtreme Drilling Corp (I)	3,452	5,555
Yellow Pages, Ltd. (I)	200	1,275
ZCL Composites, Inc. (L)	3,500	36,188
Zenith Capital Corp. (I)	1,700	281
		10,065,164
China - 0.1%
China Gold International Resources Corp., Ltd. (I)	18,050	36,240
FIH Mobile, Ltd.	84,000	32,753
		68,993
Denmark - 2.1%
ALK-Abello A/S	491	70,810
Alm Brand A/S	6,541	53,010
Amagerbanken A/S (I)	25,580	0
Ambu A/S, Class B (I)(L)	1,232	52,931
Bang & Olufsen A/S (I)	3,937	54,457
Bavarian Nordic A/S (I)(L)	2,241	113,741

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
D/S Norden A/S (I)(L)	2,246	$45,450
Dfds A/S	2,262	124,277
FLSmidth & Company A/S	2,430	129,756
GN Store Nord A/S	7,647	178,520
IC Group A/S	807	19,024
Jyske Bank A/S	2,238	113,194
Lan & Spar Bank A/S	225	16,687
NKT Holding A/S	2,134	156,495
Per Aarsleff Holding A/S	1,380	33,009
Ringkjoebing Landbobank A/S	330	72,997
Rockwool International A/S, A Shares	129	21,914
Rockwool International A/S, B Shares	501	88,758
Royal Unibrew A/S	3,087	130,001
Santa Fe Group A/S (I)	800	6,654
Schouw & Company AB	1,093	100,170
SimCorp A/S	2,989	179,836
Solar A/S, B Shares	410	22,638
Spar Nord Bank A/S	7,501	83,026
Sydbank A/S	4,294	148,832
TDC A/S	25,163	129,596
Topdanmark A/S (I)	4,267	108,206
Tryg A/S	2,099	38,057
United International Enterprises	65	11,732
Vestjysk Bank A/S (I)	155	296
William Demant Holding A/S (I)	3,270	68,333
		2,372,407
Faroe Islands - 0.1%
Bakkafrost P/F	2,180	67,429
Finland - 2.7%
Ahlstrom OYJ	63	915
Alma Media OYJ	4,110	22,852
Amer Sports OYJ (I)	8,009	181,088
Apetit OYJ	696	9,971
Atria OYJ	1,021	11,341
BasWare OYJ (I)	538	19,344
Cargotec OYJ, B Shares (L)	2,603	128,769
Caverion Corp. (I)(L)	6,387	50,309
Citycon OYJ	27,617	65,373
Cramo OYJ (L)	2,993	68,142
Elisa OYJ (L)	6,236	220,450
F-Secure OYJ	7,159	25,774
Finnair OYJ	3,281	16,452
Fiskars OYJ Abp	2,710	55,975
HKScan OYJ, A Shares	316	1,172
Huhtamaki OYJ	6,103	217,183
Ilkka-Yhtyma OYJ	1,535	4,784
Kemira OYJ	7,126	87,509
Kesko OYJ, A Shares	540	25,446
Kesko OYJ, B Shares	3,706	176,683
Konecranes OYJ	3,667	130,097
Lassila & Tikanoja OYJ	1,447	28,375
Metsa Board OYJ (L)	17,392	107,463
Metso OYJ	5,246	158,751
Nokian Renkaat OYJ	5,661	236,278
Olvi OYJ, A Shares	1,172	33,803
Oriola-KD OYJ, B Shares	9,290	39,377

176

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Orion OYJ, Class A (L)	1,226	$63,695
Orion OYJ, Class B	3,084	160,875
Outokumpu OYJ (L)	16,994	165,699
Outotec OYJ (I)	13,940	84,544
Poyry OYJ (I)	2,864	9,489
Raisio OYJ	8,267	29,728
Ramirent OYJ (L)	4,765	38,325
Rapala VMC OYJ	2,298	10,645
Sanoma OYJ (L)	3,226	26,976
Stockmann OYJ Abp, B Shares (I)	2,666	20,582
Technopolis OYJ (L)	8,322	26,886
Tieto OYJ (L)	3,984	108,538
Tikkurila OYJ	2,646	53,643
Uponor OYJ	3,834	67,926
Vaisala OYJ, A Shares	206	7,676
Valmet OYJ	4,540	70,475
YIT OYJ	7,599	51,370
		3,120,748
France - 4.9%
ABC arbitrage	1,818	13,130
Air France-KLM (I)	8,947	67,680
Akka Technologies	546	24,934
Albioma SA	1,912	33,770
Alten SA	1,830	140,282
Altran Technologies SA (I)	10,128	170,302
APRIL SA	1,212	15,463
Assystem	1,078	37,680
Beneteau SA	2,042	26,795
BioMerieux	482	81,555
Boiron SA	604	55,159
Bonduelle SCA	1,014	31,896
Burelle SA	28	35,033
Cegedim SA (I)	186	5,263
CGG SA (I)(L)	1,072	7,532
Chargeurs SA	593	13,507
Cie des Alpes	105	2,177
Cie Plastic Omnium SA	4,529	164,632
Coface SA	2,044	15,357
Derichebourg SA	5,068	25,257
Devoteam SA	165	11,251
Edenred	7,063	166,703
Electricite de Strasbourg SA	81	9,796
Elior Group (S)	3,196	72,411
Elis SA	1,088	21,383
Eramet (I)	341	14,577
Euler Hermes Group	585	53,721
Eutelsat Communications SA	472	10,520
Faurecia	3,465	164,515
Gaztransport Et Technigaz SA (L)	1,656	62,213
GL Events	213	4,957
Groupe Crit	163	12,669
Groupe Eurotunnel SE	3,269	32,860
Groupe Fnac SA (I)	1,583	114,184
Guerbet	272	23,060
Haulotte Group SA	962	13,980
Havas SA	5,414	48,195

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Imerys SA	1,636	$138,753
Interparfums SA	837	27,761
Ipsen SA	1,857	185,667
IPSOS	2,286	70,946
Jacquet Metal Service	1,278	30,791
Korian SA	1,799	54,417
Lagardere SCA	7,152	210,379
Lectra	1,346	29,954
LISI	1,205	43,563
Manitou BF SA	880	22,989
Mersen SA	1,171	31,599
Metropole Television SA	4,400	98,085
Naturex (I)(L)	388	34,108
Neopost SA	2,259	86,616
Nexans SA	2,031	105,063
Nexity SA	2,360	115,993
Nicox (I)(L)	546	5,715
Orpea	2,429	233,078
Pierre & Vacances SA (I)(L)	142	6,528
Rallye SA (L)	1,771	35,872
Rexel SA	15,436	279,664
Robertet SA	135	50,309
Rubis SCA	2,775	271,695
Sartorius Stedim Biotech	1,734	116,789
Savencia SA	189	15,733
Seche Environnement SA	335	9,869
Societe Internationale de Plantations d’Heveas SA (I)	50	3,143
Solocal Group (I)	44,342	47,108
Somfy SA	158	69,103
Sopra Steria Group	1,112	158,383
SPIE SA	2,004	48,292
Stef SA	202	17,400
Synergie SA	557	21,990
Tarkett SA	1,163	50,247
Technicolor SA	12,585	57,838
Teleperformance	3,400	367,096
Television Francaise 1	8,404	100,164
Thermador Groupe (L)	96	9,228
Trigano SA	613	58,985
Ubisoft Entertainment SA (I)	6,350	270,825
Vallourec SA (I)(L)	12,633	83,732
Valneva SE (I)(L)	1,912	5,118
Vetoquinol SA	56	3,154
Vicat SA	878	62,342
VIEL & Cie SA	6,040	35,046
Vilmorin & Cie SA	559	38,511
Virbac SA (I)	350	54,780
		5,678,820
Gabon - 0.0%
Total Gabon	20	3,095
Georgia - 0.0%
BGEO Group PLC	798	32,088
Germany - 6.2%
Aareal Bank AG	4,192	162,069

177

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
ADVA Optical Networking SE (I)	2,463	$27,682
Amadeus Fire AG	346	28,130
Aurubis AG (L)	2,413	161,799
Axel Springer SE (L)	1,062	58,622
Bauer AG	314	4,770
BayWa AG (L)	1,025	33,781
Bechtle AG	1,062	115,253
Bertrandt AG (L)	394	38,253
Bijou Brigitte AG	340	21,040
Bilfinger SE (L)	1,326	51,095
Biotest AG	714	19,496
Borussia Dortmund GmbH & Company KGaA	5,769	35,042
CANCOM SE	1,131	63,891
Carl Zeiss Meditec AG	1,671	71,318
CENTROTEC Sustainable AG	476	9,125
Cewe Stiftung & Company KGAA	503	44,064
Clere AG (I)(L)	248	4,133
comdirect bank AG	2,610	26,251
CompuGroup Medical SE	1,153	51,301
CTS Eventim AG & Company KGaA	3,354	129,745
Delticom AG (L)	491	9,157
Deutsche Beteiligungs AG	423	14,360
Deutz AG	7,001	48,260
DIC Asset AG	1,173	11,651
DMG Mori AG	3,262	159,440
Draegerwerk AG & Company KGaA	82	6,389
Drillisch AG	2,708	137,755
Duerr AG (L)	1,814	161,874
Elmos Semiconductor AG	566	13,493
ElringKlinger AG (L)	2,576	50,022
Evotec AG (I)	2,885	28,132
Fielmann AG (L)	1,171	90,455
Fraport AG Frankfurt Airport Services Worldwide	1,964	138,872
Freenet AG	8,192	266,288
FUCHS PETROLUB SE	1,379	58,444
Gerresheimer AG	1,930	152,791
Gerry Weber International AG (L)	2,449	31,602
Gesco AG	885	23,592
GFT Technologies SE (L)	961	18,261
Grammer AG	1,191	73,192
GRENKE AG	176	31,062
Hamburger Hafen und Logistik AG	2,218	41,506
Heidelberger Druckmaschinen AG (I)(L)	18,003	44,875
Hella KGaA Hueck & Company	811	35,935
Hornbach Baumarkt AG	249	7,758
HUGO BOSS AG	1,174	85,612
Indus Holding AG	1,395	90,093
Isra Vision AG	212	27,575
Jenoptik AG	4,362	108,153
K+S AG (L)	4,281	99,508
KION Group AG	2,565	167,426
Kloeckner & Company SE	4,625	49,940
Koenig & Bauer AG	506	31,696
Kontron AG (I)	4,988	15,993

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Krones AG (L)	1,001	$112,244
KWS Saat SE	137	42,516
LANXESS AG	3,724	249,816
LEG Immobilien AG (I)	2,491	204,188
Leoni AG (L)	2,398	123,240
LPKF Laser & Electronics AG (I)	1,182	10,318
Manz AG (I)	233	9,759
Medigene AG (I)(L)	760	9,200
MLP AG	5,864	33,833
MTU Aero Engines AG	2,479	322,288
Nemetschek SE	1,243	74,572
Nordex SE (I)(L)	4,553	63,656
Norma Group SE	2,215	104,609
OHB SE (L)	399	8,773
OSRAM Licht AG	2,844	178,351
PATRIZIA Immobilien AG (I)	2,383	42,213
Pfeiffer Vacuum Technology AG	467	58,777
PNE Wind AG	4,544	12,438
Puma SE	153	47,804
QSC AG (L)	6,549	10,869
Rational AG	233	108,682
Rheinmetall AG	2,634	220,824
RHOEN-KLINIKUM AG	2,861	78,042
RIB Software AG	1,641	21,705
SAF-Holland SA	4,007	66,905
Salzgitter AG	2,631	95,102
Schaltbau Holding AG (L)	493	17,346
SGL Carbon SE (I)(L)	974	9,908
SHW AG	14	482
Siltronic AG (I)	860	57,329
Sixt SE (L)	1,086	55,908
SMA Solar Technology AG (L)	916	23,143
Software AG	3,732	147,428
STADA Arzneimittel AG	4,642	284,310
Stroeer SE & Company KGaA (L)	1,951	108,610
Suedzucker AG	5,201	130,342
Suess MicroTec AG (I)(L)	2,259	20,963
TAG Immobilien AG	6,757	90,915
Takkt AG	2,476	57,419
TLG Immobilien AG	1,903	37,054
Tom Tailor Holding AG (I)	710	6,697
Traffic Systems SE (L)	106	1,636
Uniper SE (I)	748	12,571
Vossloh AG (I)	859	54,628
VTG AG	729	23,661
Wacker Chemie AG (L)	578	59,590
Wacker Neuson SE	2,553	57,172
Washtec AG	850	51,652
XING AG	155	32,034
		7,139,544
Gibraltar - 0.0%
888 Holdings PLC	12,231	41,018
Greece - 0.0%
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products (I)	3,303	144

178

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Greece (continued)
TT Hellenic Postbank SA (I)	12,594	$0
		144
Guernsey, Channel Islands - 0.0%
Raven Russia, Ltd. (I)	6,473	4,446
Hong Kong - 3.2%
Allied Group, Ltd.	6,000	40,156
Allied Properties HK, Ltd.	160,000	41,000
APAC Resources, Ltd. (I)	102,646	1,573
APT Satellite Holdings, Ltd.	32,250	17,244
Asia Financial Holdings, Ltd.	26,000	14,227
Asia Satellite Telecommunications Holdings, Ltd.	2,500	3,085
Associated International Hotels, Ltd.	38,000	112,924
BEP International Holdings, Ltd. (L)	640,000	35,442
Bonjour Holdings, Ltd.	162,800	8,382
Bright Smart Securities & Commodities Group, Ltd.	26,000	8,605
Brightoil Petroleum Holdings, Ltd. (I)	117,000	33,553
Brockman Mining, Ltd. (I)	740,840	14,992
Burwill Holdings, Ltd. (I)	292,000	6,017
Cafe de Coral Holdings, Ltd.	26,000	85,169
Champion Technology Holdings, Ltd. (I)	545,220	8,562
Chen Hsong Holdings	10,000	2,699
Cheuk Nang Holdings, Ltd.	3,266	2,214
China Billion Resources, Ltd. (I)	48,960	176
China Energy Development Holdings, Ltd. (I)	634,000	6,367
China Metal International Holdings, Inc. (L)	12,000	3,766
China Solar Energy Holdings, Ltd. (I)	42,500	984
China Wah Yan Healthcare, Ltd. (I)	99,900	502
Chinese Estates Holdings, Ltd. (L)	12,000	18,481
Chow Sang Sang Holdings International, Ltd.	22,000	51,872
Chuang’s Consortium International, Ltd.	30,948	6,257
CITIC Telecom International Holdings, Ltd.	112,000	34,029
CK Life Sciences International Holdings, Inc.	282,000	23,959
CP Lotus Corp. (I)	220,000	3,676
CSI Properties, Ltd.	245,066	11,199
Dah Sing Banking Group, Ltd.	34,400	67,812
Dah Sing Financial Holdings, Ltd.	10,920	83,196
Dickson Concepts International, Ltd.	29,000	10,333
EganaGoldpfeil Holdings, Ltd. (I)	103,373	0
Emperor Capital Group, Ltd.	192,000	16,812
Emperor Entertainment Hotel, Ltd.	40,000	9,219
Emperor International Holdings, Ltd.	97,333	30,292
Esprit Holdings, Ltd. (I)	94,700	79,368
eSun Holdings, Ltd. (I)	74,000	9,411
Fairwood Holdings, Ltd. (L)	3,500	14,053
Far East Consortium International, Ltd.	102,809	47,642
First Pacific Company, Ltd.	36,000	26,166
Future Bright Holdings, Ltd.	6,000	640
G-Resources Group, Ltd.	2,014,800	38,135
GCL New Energy Holdings, Ltd. (I)	84,000	4,649

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Get Nice Financial Group, Ltd.	14,775	$1,769
Get Nice Holdings, Ltd.	591,000	20,546
Giordano International, Ltd.	100,000	54,190
Global Brands Group Holding, Ltd. (I)	304,000	32,503
Glorious Sun Enterprises, Ltd.	96,000	12,357
Guotai Junan International Holdings, Ltd. (L)	131,000	42,518
Haitong International Securities Group, Ltd.	108,665	63,914
Hang Fung Gold Technology, Ltd. (I)	90,000	0
Hanison Construction Holdings, Ltd.	27,441	4,806
Harbour Centre Development, Ltd.	38,000	69,057
HKBN, Ltd.	49,000	54,721
HKR International, Ltd. (I)	47,200	25,209
Hong Kong Aircraft Engineering Company, Ltd.	2,000	13,842
Hong Kong Ferry Holdings Company, Ltd.	29,000	33,250
Hongkong Chinese, Ltd.	66,000	12,316
Hopewell Holdings, Ltd.	23,500	88,337
Hsin Chong Group Holdings, Ltd. (I)(L)	170,000	7,667
Hung Hing Printing Group, Ltd.	82,000	16,454
Hutchison Telecommunications Hong Kong Holdings, Ltd.	136,000	40,445
Imagi International Holdings, Ltd. (I)	3,984	476
IT, Ltd.	44,601	19,341
Johnson Electric Holdings, Ltd.	10,500	31,368
K Wah International Holdings, Ltd.	52,611	34,953
Kerry Logistics Network, Ltd.	36,000	50,518
Kowloon Development Company, Ltd.	22,000	22,822
KuangChi Science, Ltd. (I)(L)	60,000	26,263
Lai Sun Development Company, Ltd.	766,000	19,724
Lifestyle International Holdings, Ltd.	37,500	50,888
Lippo China Resources, Ltd.	36,000	1,117
Liu Chong Hing Investment, Ltd.	16,000	22,854
Luk Fook Holdings International, Ltd. (L)	26,000	82,650
Man Wah Holdings, Ltd.	89,600	71,169
Mandarin Oriental International, Ltd.	8,000	10,399
Mason Financial Holdings, Ltd. (I)	1,548,800	22,538
Melco International Development, Ltd.	43,000	75,945
Midland Holdings, Ltd. (I)(L)	48,000	12,800
Midland IC&I, Ltd. (I)	240,000	1,544
NetMind Financial Holdings, Ltd. (I)	2,210,240	15,074
New Times Energy Corp., Ltd. (I)	39,450	1,269
NewOcean Energy Holdings, Ltd.	66,000	18,856
Noble Group, Ltd. (I)	574,900	79,796
Orient Overseas International, Ltd.	14,500	77,449
Pacific Andes International Holdings, Ltd. (I)	328,006	6,162
Pacific Basin Shipping, Ltd. (I)	166,000	35,289
Pacific Textiles Holdings, Ltd. (L)	51,000	56,460
Paliburg Holdings, Ltd.	46,000	15,518
Paradise Entertainment, Ltd. (I)	52,000	8,830
Peace Mark Holdings, Ltd. (I)	164,000	0
Pearl Oriental Oil, Ltd. (I)	186,000	6,463
Pico Far East Holdings, Ltd.	60,000	24,178
Playmates Holdings, Ltd.	7,800	10,262

179

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Playmates Toys, Ltd.	8,000	$1,474
Polytec Asset Holdings, Ltd.	150,000	12,160
PYI Corp., Ltd. (I)	372,000	7,894
Regal Hotels International Holdings, Ltd.	36,000	20,016
Sa Sa International Holdings, Ltd.	59,288	23,355
SEA Holdings, Ltd.	4,000	9,091
Shenwan Hongyuan HK, Ltd.	20,000	8,551
Shun Tak Holdings, Ltd.	74,250	26,290
Singamas Container Holdings, Ltd. (I)	114,000	18,639
SITC International Holdings Company, Ltd.	64,000	43,979
Sitoy Group Holdings, Ltd.	14,000	2,902
SmarTone Telecommunications Holdings, Ltd.	31,500	40,601
SOCAM Development, Ltd. (I)	16,674	4,897
South China Holdings Company, Ltd. (I)	640,000	25,941
Stella International Holdings, Ltd.	25,000	41,303
Sun Hung Kai & Company, Ltd.	25,000	16,409
TAI Cheung Holdings, Ltd.	46,000	41,818
Tao Heung Holdings, Ltd.	14,000	4,053
Television Broadcasts, Ltd. (L)	19,100	77,176
Texwinca Holdings, Ltd.	60,000	40,389
The Cross-Harbour Holdings, Ltd.	18,000	26,909
The Hongkong & Shanghai Hotels, Ltd.	25,500	29,932
The United Laboratories International Holdings, Ltd. (I)	42,000	27,407
Titan Petrochemicals Group, Ltd. (I)	500,000	7,013
Town Health International Medical Group, Ltd. (L)	78,000	12,449
Tradelink Electronic Commerce, Ltd.	50,000	10,421
Transport International Holdings, Ltd.	19,200	58,695
Trinity, Ltd. (I)	74,000	5,432
Upbest Group, Ltd.	164,000	24,280
Varitronix International, Ltd.	18,000	8,129
Victory City International Holdings, Ltd.	113,060	3,928
Vitasoy International Holdings, Ltd.	54,000	107,344
VST Holdings, Ltd. (L)	45,200	15,819
VTech Holdings, Ltd.	6,900	82,497
Wai Kee Holdings, Ltd.	68,000	27,812
Wing Tai Properties, Ltd.	102,000	71,794
Xinyi Glass Holdings, Ltd.	137,000	120,672
Yugang International, Ltd.	312,000	6,744
		3,655,931
India - 0.0%
Vedanta Resources PLC	2,671	27,050
Ireland - 0.8%
C&C Group PLC	19,897	77,201
FBD Holdings PLC (I)	1,839	15,811
Glanbia PLC	6,187	119,586
Grafton Group PLC	12,401	110,923
Greencore Group PLC	36,288	111,619
IFG Group PLC	8,615	15,530
Irish Continental Group PLC	8,389	44,352
Kingspan Group PLC	7,594	242,592
Smurfit Kappa Group PLC	2,327	61,486

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ireland (continued)
UDG Healthcare PLC	16,929	$148,651
		947,751
Isle of Man - 0.3%
GVC Holdings PLC	10,747	98,752
Hansard Global PLC	6,816	7,758
Paysafe Group PLC (I)	11,581	67,893
Playtech PLC	12,183	142,146
		316,549
Israel - 0.7%
Africa Israel Investments, Ltd. (I)	7,409	1,076
Airport City, Ltd. (I)	4,247	54,585
Amot Investments, Ltd.	4,144	20,032
Cellcom Israel, Ltd. (I)	825	8,481
Cellcom Israel, Ltd. (Tel Aviv Stock Exchange) (I)	1,966	20,380
Ceragon Networks, Ltd. (I)	220	727
Clal Biotechnology Industries, Ltd. (I)	3,950	3,435
Clal Insurance Enterprise Holdings, Ltd. (I)	1,200	18,854
Compugen, Ltd. (I)	1,251	5,280
Delek Automotive Systems, Ltd.	1,858	16,894
Delta-Galil Industries, Ltd.	618	16,836
Electra, Ltd.	37	7,349
First International Bank of Israel, Ltd.	698	11,359
Formula Systems 1985, Ltd.	265	10,560
Gilat Satellite Networks, Ltd. (I)	215	1,080
Hadera Paper, Ltd. (I)	244	10,839
Harel Insurance Investments & Financial Services, Ltd.	7,935	41,831
Israel Discount Bank, Ltd., Class A (I)	13,862	32,556
Jerusalem Oil Exploration (I)	540	27,470
Kamada, Ltd. (I)	1,616	11,237
Matrix IT, Ltd.	2,095	19,828
Mazor Robotics, Ltd. (I)	1,829	27,080
Melisron, Ltd.	701	39,060
Menora Mivtachim Holdings, Ltd. (I)	1,766	19,763
Migdal Insurance & Financial Holding, Ltd.	13,577	13,113
Mivtach Shamir Holdings, Ltd. (I)	397	8,753
Naphtha Israel Petroleum Corp., Ltd. (I)	2,030	14,349
Nova Measuring Instruments, Ltd. (I)	376	6,751
Oil Refineries, Ltd.	53,675	21,235
Partner Communications Company, Ltd. (I)	9,878	51,929
Paz Oil Company, Ltd.	378	62,548
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	449	19,076
Sapiens International Corp. NV	836	10,952
Shikun & Binui, Ltd.	10,724	26,002
Shufersal, Ltd.	5,445	26,386
Strauss Group, Ltd.	2,607	44,579
The Phoenix Holdings, Ltd. (I)	2,821	11,280
Tower Semiconductor, Ltd. (I)	3,359	77,601
		821,146
Italy - 4.1%
A2A SpA	67,835	102,468
ACEA SpA	4,062	55,233

180

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Amplifon SpA	9,264	$111,560
Anima Holding SpA (S)	7,919	47,277
Ansaldo STS SpA	5,875	77,148
Arnoldo Mondadori Editore SpA (I)	12,613	24,655
Ascopiave SpA	2,314	8,568
Astaldi SpA	4,499	30,028
Autogrill SpA	9,730	96,588
Azimut Holding SpA	6,980	121,211
Banca Generali SpA	4,148	108,420
Banca IFIS SpA	1,301	49,828
Banca Mediolanum SpA	6,483	47,431
Banca Popolare dell’Etruria e del Lazio SC (I)	13,061	0
Banca Popolare di Sondrio SCPA	22,606	77,999
Banca Profilo SpA (L)	24,032	5,870
Banco BPM SpA	62,866	186,582
Biesse SpA	835	22,670
BPER Banca (L)	28,867	144,113
Brembo SpA	2,256	166,900
Buzzi Unicem SpA	4,611	117,864
Cairo Communication SpA	2,348	11,131
Cementir Holding SpA	4,165	22,464
Cerved Information Solutions SpA	8,607	83,189
CIR-Compagnie Industriali Riunite SpA	24,569	37,462
Credito Emiliano SpA	6,238	42,835
Credito Valtellinese SpA (L)	7,982	30,082
Danieli & C Officine Meccaniche SpA	788	18,452
Datalogic SpA	981	25,209
Davide Campari Milano SpA (L)	14,723	170,782
De’ Longhi SpA	2,796	81,294
DeA Capital SpA (I)	4,665	7,789
DiaSorin SpA	1,678	113,178
Ei Towers SpA (L)	1,086	61,068
ERG SpA	4,588	57,765
Esprinet SpA	3,554	30,113
Eurotech SpA (I)(L)	1,562	2,535
Falck Renewables SpA	9,073	10,792
FinecoBank Banca Fineco SpA	3,077	20,925
Geox SpA	8,390	21,084
Gruppo Editoriale L’Espresso SpA (I)	18,304	16,298
Hera SpA	62,355	173,217
IMMSI SpA	6,756	3,057
Industria Macchine Automatiche SpA	816	66,441
Infrastrutture Wireless Italiane SpA (S)	5,484	28,891
Interpump Group SpA	5,467	127,037
Iren SpA	48,658	100,990
Italmobiliare SpA	827	46,046
Juventus Football Club SpA (I)(L)	23,150	11,866
Maire Tecnimont SpA (L)	10,323	38,497
MARR SpA	2,608	56,383
Mediaset SpA (L)	38,140	157,508
Moncler SpA	4,044	88,589
OVS SpA (S)	1,335	8,286
Parmalat SpA	8,933	29,222
Piaggio & C SpA (L)	11,658	23,200
Prysmian SpA	8,789	232,359

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Recordati SpA	6,917	$234,213
Reply SpA	376	59,438
Safilo Group SpA (I)(L)	2,378	16,898
Saipem SpA (I)	196,263	89,143
Salini Impregilo SpA	8,412	27,951
Salvatore Ferragamo SpA	2,121	63,496
Saras SpA	23,795	45,435
SAVE SpA	890	19,233
Societa Cattolica di Assicurazioni SCRL	11,261	90,111
Societa Iniziative Autostradali e Servizi SpA	5,263	50,243
Sogefi SpA (I)	3,551	13,961
SOL SpA	2,802	28,669
Tod’s SpA	590	46,143
TREVI - Finanziaria Industriale SpA (I)(L)	9,838	9,864
Unione di Banche Italiane SpA	20,890	79,896
Unipol Gruppo Finanziario SpA	18,195	75,132
Vittoria Assicurazioni SpA	2,112	26,274
Yoox Net-A-Porter Group SpA (I)(L)	3,137	74,562
Zignago Vetro SpA	1,669	12,788
		4,721,899
Japan - 22.3%
Achilles Corp.	1,000	15,125
Adastria Company, Ltd.	1,820	45,382
ADEKA Corp.	5,700	83,291
Advan Company, Ltd.	1,000	10,823
Aeon Delight Company, Ltd.	200	6,300
Ai Holdings Corp. (L)	2,700	64,348
Aica Kogyo Company, Ltd.	2,900	76,677
Aichi Corp.	3,200	24,712
Aichi Steel Corp.	700	27,880
Aida Engineering, Ltd.	4,500	40,022
Ain Holdings, Inc.	400	27,005
Aiphone Company, Ltd.	1,300	21,044
Airport Facilities Company, Ltd.	1,200	6,084
Aisan Industry Company, Ltd.	2,500	21,090
Akebono Brake Industry Company, Ltd. (I)(L)	2,300	7,205
Alpen Company, Ltd. (L)	1,100	19,161
Alpha Systems, Inc.	840	14,803
Alpine Electronics, Inc.	3,300	47,493
Amano Corp.	4,300	86,017
Anest Iwata Corp.	1,800	16,414
Anicom Holdings, Inc.	400	8,462
Anritsu Corp. (L)	9,800	74,317
AOKI Holdings, Inc.	3,100	35,922
Aoyama Trading Company, Ltd.	2,500	85,975
Arcland Sakamoto Company, Ltd.	2,400	28,893
Arcs Company, Ltd.	2,625	62,806
Ariake Japan Company, Ltd.	800	50,462
Arisawa Manufacturing Company, Ltd.	2,900	20,406
Arrk Corp. (I)(L)	4,200	3,857
As One Corp.	400	17,351
Asahi Company, Ltd.	800	9,338
Asahi Diamond Industrial Company, Ltd.	3,900	28,692
Asahi Holdings, Inc.	1,800	32,631

181

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
ASAHI YUKIZAI CORP.	6,000	$12,623
Asatsu-DK, Inc.	2,300	58,500
ASKA Pharmaceutical Company, Ltd.	1,600	23,526
ASKUL Corp.	1,200	35,245
Atom Corp. (L)	2,000	13,068
Atsugi Company, Ltd.	12,000	14,131
Autobacs Seven Company, Ltd.	4,300	63,914
Avex Group Holdings, Inc.	2,500	36,200
Axell Corp.	100	728
Axial Retailing, Inc.	800	30,557
Azbil Corp.	1,800	60,623
Bando Chemical Industries, Ltd.	2,500	22,190
Bank of the Ryukyus, Ltd.	3,000	43,185
Belc Company, Ltd.	500	19,473
Belluna Company, Ltd.	2,100	15,701
Benefit One, Inc.	400	12,265
Bic Camera, Inc. (L)	2,200	20,231
BML, Inc.	1,800	39,776
Broadleaf Company, Ltd.	1,000	6,859
Bunka Shutter Company, Ltd.	5,000	38,779
CAC Holdings Corp.	1,500	14,491
Can Do Company, Ltd.	900	14,345
Canon Electronics, Inc.	1,700	27,600
Capcom Company, Ltd. (L)	1,600	31,376
Cawachi, Ltd. (L)	900	24,390
Central Glass Company, Ltd.	14,000	59,719
Chino Corp.	400	4,432
Chiyoda Company, Ltd.	800	18,773
Chiyoda Integre Company, Ltd.	800	17,158
Chofu Seisakusho Company, Ltd.	1,700	39,784
Chubu Shiryo Company, Ltd.	2,000	21,472
Chudenko Corp.	1,900	40,355
Chuetsu Pulp & Paper Company, Ltd.	5,000	10,347
Chugai Mining Company, Ltd. (I)	25,400	6,139
Chugai Ro Company, Ltd.	5,000	9,760
Chugoku Marine Paints, Ltd.	4,000	29,740
Ci:z Holdings Company, Ltd.	1,000	29,721
Citizen Watch Company, Ltd.	9,500	60,917
CKD Corp.	3,300	41,839
Clarion Company, Ltd.	8,000	33,075
Cleanup Corp.	2,100	15,462
CMK Corp. (I)(L)	3,700	23,775
cocokara fine, Inc.	1,140	49,595
COLOPL, Inc. (L)	4,600	42,701
Colowide Company, Ltd. (L)	2,200	36,919
CONEXIO Corp.	1,300	19,945
COOKPAD, Inc.	700	5,927
Corona Corp.	300	3,055
Cosel Company, Ltd.	1,200	16,358
Cosmo Energy Holdings Company, Ltd.	3,400	58,609
Create Restaurants Holdings, Inc.	2,500	22,215
Create SD Holdings Company, Ltd.	1,900	45,379
Dai Nippon Toryo Company, Ltd.	6,000	13,392
Dai-Dan Company, Ltd.	2,000	19,073
Daibiru Corp.	3,400	29,919
Daido Metal Company, Ltd.	1,900	16,712

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Daido Steel Company, Ltd.	5,000	$23,950
Daidoh, Ltd. (L)	2,000	7,717
Daihen Corp.	7,000	45,505
Daiho Corp.	2,000	9,960
Daiichi Jitsugyo Company, Ltd.	2,000	12,546
Daiichikosho Company, Ltd.	1,100	44,286
Daiken Corp.	1,000	18,514
Daiken Medical Company, Ltd.	400	2,880
Daikoku Denki Company, Ltd. (L)	800	11,942
Daikyo, Inc.	19,000	37,806
Daikyonishikawa Corp.	3,100	40,665
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	5,000	33,836
Daio Paper Corp. (L)	4,600	58,841
Daiseki Company, Ltd.	2,500	51,143
Daisyo Corp. (L)	800	11,222
Daiwa Industries, Ltd.	2,000	20,840
Daiwabo Holdings Company, Ltd.	12,000	35,413
DCM Holdings Company, Ltd.	6,500	60,101
Denka Company, Ltd.	13,000	67,616
Denki Kogyo Company, Ltd.	5,000	25,292
Denyo Company, Ltd.	900	13,657
Descente, Ltd.	2,300	27,359
Dexerials Corp.	3,500	34,633
Dip Corp.	1,900	41,531
DMG Mori Company, Ltd.	2,600	40,766
Doshisha Company, Ltd.	1,700	31,548
Doutor Nichires Holdings Company, Ltd.	2,300	45,038
DTS Corp.	900	22,564
Dunlop Sports Company, Ltd.	1,300	12,143
Duskin Company, Ltd.	2,100	45,858
DyDo Group Holdings, Inc.	700	32,776
Eagle Industry Company, Ltd.	800	10,931
EDION Corp. (L)	5,000	46,101
Eiken Chemical Company, Ltd.	1,400	38,875
Eizo Corp.	1,100	31,721
Elematec Corp.	700	12,092
en-japan, Inc.	800	17,826
Enplas Corp.	400	11,103
EPS Holdings, Inc.	1,800	25,352
ESPEC Corp.	1,600	19,981
Excel Company, Ltd.	900	12,124
Exedy Corp.	1,100	31,506
F@N Communications, Inc.	2,000	14,957
FCC Company, Ltd.	2,200	43,915
Feed One Company, Ltd.	15,040	26,774
Ferrotec Holdings, Corp.	2,600	32,050
Fields Corp. (L)	1,500	15,615
Financial Products Group Company, Ltd. (L)	2,700	24,013
Foster Electric Company, Ltd.	2,100	36,048
FP Corp.	1,100	51,442
France Bed Holdings Company, Ltd.	2,200	18,331
Fudo Tetra Corp.	10,800	18,639
Fuji Company, Ltd.	1,400	30,649
Fuji Corp., Ltd.	100	654

182

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Fuji Kyuko Company, Ltd. (L)	1,000	$8,862
Fuji Oil Company, Ltd.	4,400	14,893
Fuji Oil Holdings, Inc.	4,000	93,819
Fuji Seal International, Inc.	2,800	60,678
Fuji Soft, Inc.	1,800	46,117
Fujibo Holdings, Inc.	700	19,382
Fujicco Company, Ltd.	1,000	22,871
Fujikura Kasei Company, Ltd.	2,000	11,634
Fujikura, Ltd.	15,000	108,219
Fujimi, Inc.	500	10,063
Fujimori Kogyo Company, Ltd.	1,100	30,699
Fujisash Company, Ltd.	4,900	4,405
Fujita Kanko, Inc. (L)	3,000	9,398
Fujitec Company, Ltd.	4,000	44,080
Fujitsu General, Ltd.	3,000	59,596
Fukushima Industries Corp.	500	17,478
Fukuyama Transporting Company, Ltd.	7,000	42,006
Funai Electric Company, Ltd.	700	5,956
Funai Soken Holdings, Inc.	1,200	21,260
Furukawa Company, Ltd.	19,000	35,052
Furukawa Electric Company, Ltd.	400	14,390
Furuno Electric Company, Ltd.	2,400	15,474
Fuso Pharmaceutical Industries, Ltd.	500	12,679
Futaba Corp.	1,700	30,137
Futaba Industrial Company, Ltd.	3,400	24,514
Future Corp.	200	1,584
Fuyo General Lease Company, Ltd.	1,400	62,855
G-Tekt Corp.	600	10,601
Gakken Holdings Company, Ltd.	400	11,105
Gecoss Corp.	400	3,902
Geo Holdings Corp. (L)	2,700	29,697
GLOBERIDE, Inc. (L)	1,000	16,624
Glory, Ltd.	1,600	52,607
GMO Internet, Inc. (L)	2,600	30,813
GMO Payment Gateway, Inc. (L)	600	29,891
Godo Steel, Ltd.	1,000	15,647
Goldcrest Company, Ltd.	990	17,829
Gree, Inc.	2,900	18,320
GS Yuasa Corp.	6,000	28,010
Gun-Ei Chemical Industry Company, Ltd.	400	13,104
Gunze, Ltd.	13,000	53,177
Gurunavi, Inc. (L)	1,400	29,383
H2O Retailing Corp.	100	1,607
Hakuto Company, Ltd.	1,300	12,041
Hamakyorex Company, Ltd.	1,000	20,515
Hanwa Company, Ltd.	12,000	85,437
Happinet Corp.	1,000	15,507
Harima Chemicals Group, Inc.	2,000	14,053
Hazama Ando Corp. (L)	10,090	67,910
Heiwa Real Estate Company, Ltd.	2,800	39,694
Heiwado Company, Ltd.	2,000	48,629
Hibiya Engineering, Ltd.	1,500	22,085
Hiday Hidaka Corp. (L)	835	18,069
Hioki EE Corp.	500	10,531
Hiramatsu, Inc.	300	1,801
Hirata Corp.	300	24,364

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
HIS Company, Ltd. (L)	1,400	$32,815
Hisaka Works, Ltd.	2,000	16,508
Hitachi Kokusai Electric, Inc. (L)	4,000	91,976
Hitachi Maxell, Ltd.	1,500	27,414
Hitachi Transport System, Ltd.	2,200	45,713
Hitachi Zosen Corp.	11,700	66,792
Hodogaya Chemical Company, Ltd.	700	23,776
Hogy Medical Company, Ltd.	900	56,690
Hokkaido Electric Power Company, Inc. (L)	7,200	54,542
Hokkaido Gas Company, Ltd. (L)	3,000	7,417
Hokkan Holdings, Ltd.	5,000	22,644
Hokuetsu Industries Company, Ltd.	2,000	18,336
Hokuetsu Kishu Paper Company, Ltd. (L)	7,900	55,223
Hokuhoku Financial Group, Inc.	2,700	42,388
Hokuriku Electric Power Company (L)	1,700	16,537
Hokuto Corp.	1,600	28,919
Honeys Holdings Company, Ltd.	1,350	13,505
Hoosiers Holdings	1,500	8,614
Horiba, Ltd.	2,500	134,441
Hosiden Corp.	4,400	41,403
Hosokawa Micron Corp.	600	22,870
House Foods Group, Inc.	600	13,108
Ibiden Company, Ltd.	5,200	80,958
IBJ Leasing Company, Ltd.	1,900	40,625
Ichibanya Company, Ltd.	1,100	36,395
Ichigo, Inc. (L)	12,200	35,832
Ichikoh Industries, Ltd.	4,000	19,831
Ichiyoshi Securities Company, Ltd.	2,800	21,108
Icom, Inc.	500	11,521
Idec Corp.	2,500	27,322
IDOM, Inc. (L)	3,900	24,866
Ihara Chemical Industry Company, Ltd.	1,200	10,898
Iino Kaiun Kaisha, Ltd.	5,200	22,792
Ikegami Tsushinki Company, Ltd. (L)	4,000	5,251
Imasen Electric Industrial	1,700	15,382
Imperial Hotel, Ltd.	200	3,748
Inaba Denki Sangyo Company, Ltd.	1,600	57,414
Inaba Seisakusho Company, Ltd.	200	2,419
Inabata & Company, Ltd.	3,000	36,716
Inageya Company, Ltd. (L)	1,500	20,902
Ines Corp.	1,900	18,393
Infomart Corp. (L)	7,400	42,439
Intage Holdings, Inc.	900	16,195
Internet Initiative Japan, Inc.	2,400	43,412
Inui Global Logistics Company, Ltd.	875	7,347
Iriso Electronics Company, Ltd.	700	44,969
Iseki & Company, Ltd.	12,000	24,644
Ishihara Sangyo Kaisha, Ltd. (I)	2,100	21,016
Itochu Enex Company, Ltd.	3,800	31,449
Itochu-Shokuhin Company, Ltd.	600	24,730
IwaiCosmo Holdings, Inc. (L)	900	8,826
Iwatani Corp.	11,000	64,118
J Trust Company, Ltd. (L)	2,100	17,729
J-Oil Mills, Inc.	600	22,640

183

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Jalux, Inc.	500	$12,072
Jamco Corp.	500	11,145
Janome Sewing Machine Company, Ltd.	1,200	8,403
Japan Aviation Electronics Industry, Ltd.	3,000	38,613
Japan Display, Inc. (I)(L)	13,200	30,892
Japan Drilling Company, Ltd.	400	8,438
Japan Lifeline Company, Ltd.	1,200	23,062
Japan Pulp & Paper Company, Ltd.	6,000	19,999
Japan Radio Company, Ltd. (L)	600	7,459
Japan Securities Finance Company, Ltd.	2,000	10,651
Japan Transcity Corp.	5,000	20,952
Jastec Company, Ltd.	400	3,745
JBCC Holdings, Inc.	1,900	13,338
Jeol, Ltd.	6,000	31,883
JINS, Inc.	800	41,800
JMS Company, Ltd.	1,000	3,016
Joshin Denki Company, Ltd.	3,000	30,604
JSP Corp.	800	18,678
Juki Corp.	1,400	16,543
JVC Kenwood Corp. (L)	9,070	23,667
K&O Energy Group, Inc.	800	12,723
K’s Holdings Corp. (L)	1,600	29,433
kabu.com Securities Company, Ltd.	11,400	37,151
Kadokawa Dwango Corp.	3,636	52,246
Kaga Electronics Company, Ltd.	1,100	19,593
Kameda Seika Company, Ltd.	700	30,704
Kamei Corp.	2,000	22,307
Kanamoto Company, Ltd.	1,900	51,149
Kandenko Company, Ltd. (L)	7,000	62,670
Kanematsu Corp.	23,000	41,441
Kanematsu Electronics, Ltd.	700	17,867
Kanto Denka Kogyo Company, Ltd. (L)	2,000	17,287
Kappa Create Company, Ltd. (L)	500	5,552
Kasai Kogyo Company, Ltd.	1,000	12,866
Katakura Industries Company, Ltd.	1,100	13,798
Kato Sangyo Company, Ltd.	1,800	46,360
Kato Works Company, Ltd.	400	9,926
Kawai Musical Instruments Manufacturing Company, Ltd.	600	12,562
Kawasaki Kisen Kaisha, Ltd. (L)	30,000	79,977
Keihin Corp.	1,600	26,315
Kenedix, Inc.	1,600	6,376
Key Coffee, Inc.	800	15,683
Kimoto Company, Ltd.	3,000	6,125
Kintetsu World Express, Inc.	2,600	39,372
Kissei Pharmaceutical Company, Ltd.	2,000	52,543
Kitz Corp. (L)	5,900	39,344
KLab, Inc. (I)(L)	2,100	13,962
Koa Corp.	2,300	30,329
Koatsu Gas Kogyo Company, Ltd.	3,000	19,253
Kohnan Shoji Company, Ltd. (L)	1,800	34,096
Kohsoku Corp.	1,400	14,196
Kojima Company, Ltd. (I)	3,000	8,090
Kokuyo Company, Ltd.	5,600	72,404
Komatsu Seiren Company, Ltd.	2,000	12,708
Komeri Company, Ltd.	700	17,322

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Komori Corp.	3,700	$47,582
Konishi Company, Ltd.	2,200	26,534
Kotobuki Spirits Company, Ltd.	1,900	46,809
Kumagai Gumi Company, Ltd.	18,000	47,056
Kura Corp.	800	33,505
Kurabo Industries, Ltd.	16,000	35,303
Kureha Corp. (L)	800	35,257
Kurimoto, Ltd.	1,000	19,762
Kuroda Electric Company, Ltd.	1,800	39,265
Kusuri no Aoki Holdings Company, Ltd.	400	17,857
KYB Corp.	5,000	26,055
Kyodo Printing Company, Ltd.	5,000	16,256
Kyoei Steel, Ltd.	1,100	19,719
Kyokuto Kaihatsu Kogyo Company, Ltd.	900	14,998
Kyokuto Securities Company, Ltd.	800	11,493
Kyokuyo Company, Ltd. (L)	700	18,471
KYORIN Holdings, Inc.	3,100	65,590
Kyoritsu Maintenance Company, Ltd.	1,560	46,602
Kyosan Electric Manufacturing Company, Ltd.	2,000	7,735
Kyowa Exeo Corp.	5,900	85,656
Kyudenko Corp.	2,000	54,527
Kyushu Financial Group, Inc.	7,220	44,221
Lasertec Corp.	1,800	24,248
LEC, Inc. (L)	1,400	30,038
Leopalace21 Corp.	12,500	64,578
Life Corp.	1,200	35,197
Lintec Corp.	1,600	34,168
Macnica Fuji Electronics Holdings, Inc.	2,250	32,006
Maeda Corp.	8,000	70,928
Maeda Road Construction Company, Ltd.	4,000	70,855
Maezawa Kasei Industries Company, Ltd.	1,100	11,511
Maezawa Kyuso Industries Company, Ltd.	900	12,466
Makino Milling Machine Company, Ltd.	6,000	52,135
Mandom Corp.	500	23,533
Mani, Inc.	600	14,137
Mars Engineering Corp.	700	14,549
Marubun Corp. (L)	200	1,284
Marudai Food Company, Ltd.	8,000	35,072
Maruha Nichiro Corp.	2,738	83,162
Maruwa Company, Ltd.	600	21,450
Marvelous, Inc. (L)	1,400	10,994
Matsuda Sangyo Company, Ltd.	1,400	18,755
Matsuya Foods Company, Ltd.	700	26,095
Max Company, Ltd.	2,000	26,543
Megmilk Snow Brand Company, Ltd.	2,700	74,435
Meidensha Corp.	9,000	32,015
Meiko Network Japan Company, Ltd.	1,100	12,084
Meitec Corp.	1,800	73,183
Meito Sangyo Company, Ltd.	900	11,946
Melco Holdings, Inc.	700	20,250
Micronics Japan Company, Ltd. (L)	1,200	10,669
Milbon Company, Ltd.	556	27,963
Mimasu Semiconductor Industry Company, Ltd.	1,400	22,222
Ministop Company, Ltd.	1,100	20,682

184

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mirait Holdings Corp.	4,240	$41,600
Misawa Homes Company, Ltd.	2,000	18,680
Mitsuba Corp.	2,300	45,495
Mitsubishi Paper Mills, Ltd. (I)	2,600	17,112
Mitsubishi Pencil Company, Ltd.	1,000	50,305
Mitsubishi Shokuhin Company, Ltd.	200	6,214
Mitsubishi Steel Manufacturing Company, Ltd.	10,000	21,554
Mitsuboshi Belting, Ltd.	4,000	37,184
Mitsui Engineering & Shipbuilding Company, Ltd.	29,000	45,021
Mitsui High-Tec, Inc.	2,200	22,262
Mitsui Home Company, Ltd.	3,000	16,776
Mitsui Matsushima Company, Ltd.	1,000	12,818
Mitsui Mining & Smelting Company, Ltd.	36,000	122,524
Mitsui Sugar Company, Ltd.	1,000	24,329
Mitsui-Soko Holdings Company, Ltd.	3,000	8,965
Mitsuuroko Group Holdings Company, Ltd.	3,200	19,888
Mizuno Corp.	7,000	36,186
Mochida Pharmaceutical Company, Ltd.	400	29,746
Modec, Inc.	900	19,197
Monex Group, Inc.	12,300	29,502
Morinaga & Company, Ltd.	1,700	75,472
Morinaga Milk Industry Company, Ltd.	12,000	89,333
Morita Holdings Corp.	2,200	32,076
Musashi Seimitsu Industry Company, Ltd.	1,300	33,272
Nachi-Fujikoshi Corp.	11,000	56,594
Nagaileben Company, Ltd.	1,200	24,869
Nagase & Company, Ltd.	3,600	50,301
Nagatanien Holdings Company, Ltd.	2,000	26,047
Nakamuraya Company, Ltd.	300	13,256
Nakanishi, Inc.	400	15,582
Nakayama Steel Works, Ltd.	1,100	7,183
Namura Shipbuilding Company, Ltd.	1,152	6,890
NEC Capital Solutions, Ltd.	800	12,279
NEC Networks & System Integration Corp.	1,500	29,052
NET One Systems Company, Ltd.	6,400	51,952
Neturen Company, Ltd.	2,300	18,740
Next Company, Ltd. (L)	3,800	25,875
Nice Holdings, Inc.	6,000	8,214
Nichi-iko Pharmaceutical Company, Ltd. (L)	3,100	48,285
Nichias Corp.	7,000	70,495
Nichicon Corp.	3,400	31,683
Nichiden Corp.	300	9,040
Nichiha Corp.	1,600	47,147
NichiiGakkan Company, Ltd.	900	6,837
Nichireki Company, Ltd.	2,000	16,388
Nihon Dempa Kogyo Company, Ltd.	1,800	13,249
Nihon House Holdings Company, Ltd.	1,000	4,395
Nihon Kagaku Sangyo Company, Ltd.	1,000	11,680
Nihon Kohden Corp. (L)	1,100	24,694
Nihon Nohyaku Company, Ltd. (L)	4,000	25,156
Nihon Parkerizing Company, Ltd.	6,000	74,528
Nihon Unisys, Ltd.	1,400	19,156

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nikkiso Company, Ltd.	3,900	$44,685
Nikkon Holdings Company, Ltd.	3,800	81,391
Nippo Corp.	1,000	19,011
Nippon Beet Sugar Manufacturing Company, Ltd.	900	19,123
Nippon Carbon Company, Ltd. (L)	6,000	18,036
Nippon Ceramic Company, Ltd.	1,400	30,477
Nippon Chemi-Con Corp.	11,000	36,063
Nippon Chemical Industrial Company, Ltd. (L)	7,000	14,976
Nippon Coke & Engineering Company, Ltd.	18,000	15,395
Nippon Denko Company, Ltd.	6,530	22,854
Nippon Densetsu Kogyo Company, Ltd.	2,100	38,016
Nippon Fine Chemical Company, Ltd.	800	6,823
Nippon Flour Mills Company, Ltd.	4,000	59,210
Nippon Gas Company, Ltd.	2,000	58,429
Nippon Hume Corp.	2,000	12,328
Nippon Kanzai Company, Ltd.	700	11,299
Nippon Kayaku Company, Ltd.	5,000	67,946
Nippon Koei Company, Ltd.	1,000	26,206
Nippon Koshuha Steel Company, Ltd. (L)	8,000	6,115
Nippon Light Metal Holdings Company, Ltd.	38,100	84,089
Nippon Paper Industries Company, Ltd. (L)	2,100	37,802
Nippon Seiki Company, Ltd.	3,000	64,640
Nippon Sharyo, Ltd. (I)(L)	6,000	15,950
Nippon Sheet Glass Company, Ltd. (I)	1,100	8,002
Nippon Soda Company, Ltd.	8,000	44,326
Nippon Steel & Sumikin Bussan Corp.	972	40,904
Nippon Suisan Kaisha, Ltd.	15,600	77,924
Nippon Thompson Company, Ltd.	4,700	25,543
Nippon Valqua Industries, Ltd.	1,000	16,460
Nippon Yakin Kogyo Company, Ltd.	10,000	19,155
Nipro Corp.	7,000	98,859
Nishi-Nippon Financial Holdings, Inc.	4,600	46,257
Nishi-Nippon Railroad Company, Ltd.	14,000	59,176
Nishimatsu Construction Company, Ltd.	16,000	78,801
Nishimatsuya Chain Company, Ltd.	3,900	44,116
Nishio Rent All Company, Ltd.	800	22,523
Nissan Shatai Company, Ltd.	3,400	30,717
Nissei ASB Machine Company, Ltd.	500	12,506
Nissei Build Kogyo Company, Ltd.	4,000	19,822
Nissha Printing Company, Ltd. (L)	600	14,266
Nisshin Fudosan Company, Ltd.	4,500	23,104
Nisshin Steel Company, Ltd. (L)	560	7,397
Nisshinbo Holdings, Inc.	5,100	51,153
Nissin Corp.	4,000	13,389
Nissin Electric Company, Ltd.	3,400	39,414
Nissin Kogyo Company, Ltd.	2,100	37,705
Nitta Corp.	1,300	36,347
Nittan Valve Company, Ltd.	1,200	4,340
Nittetsu Mining Company, Ltd.	300	16,251
Nitto Boseki Company, Ltd.	10,000	49,842
Nitto Kogyo Corp.	1,600	22,133
Nitto Kohki Company, Ltd.	1,000	22,987

185

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
NOF Corp.	10,000	$106,391
Nohmi Bosai, Ltd.	1,300	17,899
Nomura Company, Ltd.	2,400	42,415
Noritake Company, Ltd.	700	17,937
Noritsu Koki Company, Ltd. (L)	1,900	15,341
Noritz Corp.	1,000	19,013
North Pacific Bank, Ltd.	9,500	36,033
NS Solutions Corp.	2,000	43,355
NS United Kaiun Kaisha, Ltd.	8,000	17,242
NSD Company, Ltd.	2,900	41,961
Obara Group, Inc.	1,000	44,388
Oenon Holdings, Inc.	6,000	13,377
Ohsho Food Service Corp.	700	25,904
Oiles Corp.	1,380	25,552
Okabe Company, Ltd.	2,600	23,651
Okamoto Industries, Inc.	3,000	32,128
Okamura Corp.	4,500	40,026
Okasan Securities Group, Inc.	7,000	42,743
Oki Electric Industry Company, Ltd.	2,500	36,026
Okinawa Cellular Telephone Company	400	12,966
OKUMA Corp.	6,000	63,015
Okumura Corp.	8,000	48,725
Okura Industrial Company, Ltd.	4,000	19,790
Okuwa Company, Ltd.	3,000	30,547
Onoken Company, Ltd.	1,500	18,358
Onward Holdings Company, Ltd.	4,000	27,484
Open House Company, Ltd.	800	19,241
Optex Group Company, Ltd.	400	10,924
Organo Corp.	3,000	13,480
Origin Electric Company, Ltd.	3,000	8,236
Osaka Soda Company, Ltd.	4,000	17,895
Osaka Steel Company, Ltd.	700	12,702
Osaki Electric Company, Ltd.	3,000	26,096
OSG Corp. (L)	2,600	53,176
Outsourcing, Inc. (L)	1,000	39,755
Oyo Corp.	1,300	16,163
Pacific Industrial Company, Ltd. (L)	3,000	42,752
Pacific Metals Company, Ltd. (I)	9,000	31,470
PAL GROUP Holdings Company, Ltd.	700	16,980
PALTAC Corp.	500	13,944
PanaHome Corp. (L)	5,000	45,896
Paramount Bed Holdings Company, Ltd.	800	32,148
Parco Company, Ltd.	800	8,572
Paris Miki Holdings, Inc.	1,100	4,632
PC Depot Corp. (L)	960	4,593
Penta-Ocean Construction Company, Ltd.	14,500	70,175
Pilot Corp.	2,000	82,082
Piolax, Inc.	2,100	48,108
Pioneer Corp. (I)	18,800	37,389
Plenus Company, Ltd.	1,300	28,837
Press Kogyo Company, Ltd.	7,000	35,107
Pressance Corp. (L)	1,800	21,684
Prestige International, Inc.	2,500	22,537
Prima Meat Packers, Ltd.	10,000	44,274
Pronexus, Inc.	600	6,487

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Proto Corp.	200	$2,629
Raito Kogyo Company, Ltd.	3,100	31,589
Relia, Inc.	1,200	11,836
Relo Group, Inc.	2,000	33,252
Rengo Company, Ltd.	11,800	68,351
Ricoh Leasing Company, Ltd.	800	25,703
Riken Corp.	600	26,532
Riken Keiki Company, Ltd. (L)	1,300	19,812
Riken Technos Corp. (L)	3,000	14,383
Riken Vitamin Company, Ltd.	700	25,323
Ringer Hut Company, Ltd.	600	12,319
Riso Kagaku Corp.	800	14,064
Rock Field Company, Ltd.	1,000	16,410
Rohto Pharmaceutical Company, Ltd. (L)	3,800	71,353
Roland DG Corp.	100	3,013
Round One Corp.	3,800	30,213
Royal Holdings Company, Ltd.	900	18,219
Ryobi, Ltd.	10,000	43,583
Ryoden Corp.	3,000	19,767
Ryosan Company, Ltd.	2,100	63,304
Ryoyo Electro Corp.	1,600	23,635
S Foods, Inc. (L)	500	14,549
Sac’s Bar Holdings, Inc.	600	6,840
Saibu Gas Company, Ltd.	19,000	43,757
Saizeriya Company, Ltd.	2,100	52,726
Sakai Chemical Industry Company, Ltd.	7,000	24,535
Sakata INX Corp.	3,100	42,780
Sakata Seed Corp.	900	28,282
Sala Corp.	1,500	8,378
San-A Company, Ltd.	900	41,021
San-Ai Oil Company, Ltd.	3,500	29,715
Sanden Holdings Corp. (L)	3,000	10,000
Sangetsu Company, Ltd.	3,900	65,355
Sanken Electric Company, Ltd. (I)	7,000	30,727
Sanki Engineering Company, Ltd.	4,000	34,517
Sankyo Seiko Company, Ltd.	3,200	11,245
Sankyo Tateyama, Inc.	1,500	22,398
Sankyu, Inc.	13,000	79,072
Sanrio Company, Ltd. (L)	3,500	64,447
Sanshin Electronics Company, Ltd.	2,300	26,253
Sanwa Holdings Corp.	4,900	45,993
Sanyo Chemical Industries, Ltd.	900	37,858
Sanyo Denki Company, Ltd.	3,000	22,430
Sanyo Electric Railway Company, Ltd.	2,000	10,172
Sanyo Shokai, Ltd. (L)	7,000	10,386
Sanyo Special Steel Company, Ltd.	7,000	37,244
Sapporo Holdings, Ltd.	3,600	97,321
Sato Holdings Corp.	1,700	36,365
Seikitokyu Kogyo Company, Ltd.	1,600	7,655
Seiko Holdings Corp. (L)	7,000	28,564
Seino Holdings Company, Ltd.	1,700	19,144
Seiren Company, Ltd.	3,700	55,382
Sekisui Jushi Corp.	2,200	36,594
Sekisui Plastics Company, Ltd.	2,500	17,481
Senko Group Holdings Company, Ltd.	7,400	47,782
Senshu Ikeda Holdings, Inc.	8,700	35,989

186

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Senshukai Company, Ltd. (L)	3,300	$23,822
Septeni Holdings Company, Ltd. (L)	6,500	23,474
Shibuya Corp.	800	21,764
Shikibo, Ltd.	11,000	13,933
Shikoku Chemicals Corp.	3,000	32,367
Shima Seiki Manufacturing, Ltd. (L)	1,600	60,347
Shimachu Company, Ltd.	3,300	80,562
Shin-Etsu Polymer Company, Ltd.	3,000	21,182
Shinagawa Refractories Company, Ltd.	6,000	16,322
Shindengen Electric Manufacturing Company, Ltd.	5,000	20,981
Shinkawa, Ltd. (I)	1,500	11,256
Shinko Electric Industries Company, Ltd.	5,100	34,231
Shinko Plantech Company, Ltd.	3,300	25,211
Shinko Shoji Company, Ltd.	1,600	17,552
Shinmaywa Industries, Ltd.	6,000	57,475
Ship Healthcare Holdings, Inc.	2,600	69,444
Shizuoka Gas Company, Ltd.	4,500	30,674
Shochiku Company, Ltd.	1,000	11,795
Showa Corp.	3,500	29,775
Showa Denko KK (I)	3,700	66,038
Showa Sangyo Company, Ltd.	7,000	37,004
Siix Corp.	800	32,349
Sinanen Holdings Company, Ltd.	800	15,161
Sinko Industries, Ltd.	200	2,878
Sintokogio, Ltd.	3,400	29,645
SKY Perfect JSAT Holdings, Inc.	10,300	43,676
SMK Corp.	3,000	10,698
SMS Company, Ltd. (L)	1,600	40,644
Sodick Company, Ltd.	2,400	23,733
Sogo Medical Company, Ltd.	600	22,596
ST Corp.	1,100	17,896
St. Marc Holdings Company, Ltd.	800	23,548
Star Micronics Company, Ltd.	700	10,748
Starts Corp., Inc.	1,900	39,692
Starzen Company, Ltd.	300	12,052
Stella Chemifa Corp. (L)	800	22,834
Suminoe Textile Company, Ltd.	5,000	12,755
Sumitomo Bakelite Company, Ltd.	10,000	60,435
Sumitomo Densetsu Company, Ltd.	1,300	14,979
Sumitomo Mitsui Construction Company, Ltd.	30,000	32,625
Sumitomo Osaka Cement Company, Ltd.	16,000	66,724
Sumitomo Real Estate Sales Company, Ltd.	200	6,459
Sumitomo Riko Company, Ltd.	2,400	24,321
Sumitomo Seika Chemicals Company, Ltd.	500	21,323
SWCC Showa Holdings Company, Ltd. (I)	24,000	18,574
Systena Corp.	100	1,540
T Hasegawa Company, Ltd.	1,600	30,456
T-Gaia Corp.	300	5,167
Tabuchi Electric Company, Ltd. (L)	2,000	6,088
Tachi-S Company, Ltd.	1,900	37,897
Tachibana Eletech Company, Ltd.	360	4,487
Tadano, Ltd.	4,300	50,421
Taihei Dengyo Kaisha, Ltd.	1,000	9,816

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Taiho Kogyo Company, Ltd.	1,200	$17,929
Taikisha, Ltd.	1,600	39,253
Taisei Lamick Company, Ltd.	500	12,608
Taiyo Holdings Company, Ltd.	1,000	43,899
Taiyo Yuden Company, Ltd.	7,400	93,871
Takamatsu Construction Group Company, Ltd.	1,000	23,422
Takaoka Toko Company, Ltd.	700	12,825
Takara Holdings, Inc.	1,900	20,548
Takara Leben Company, Ltd. (L)	6,300	28,162
Takara Standard Company, Ltd.	2,800	44,585
Takasago International Corp.	1,200	38,600
Takasago Thermal Engineering Company, Ltd.	3,100	43,729
Takata Corp. (I)(L)	1,600	6,884
Take and Give Needs Company, Ltd. (L)	200	1,748
Takeei Corp.	700	6,599
Takeuchi Manufacturing Company, Ltd.	2,200	41,338
Takihyo Company, Ltd.	3,000	12,142
Takiron Company, Ltd.	3,000	15,625
Takuma Company, Ltd.	4,800	47,132
Tamron Company, Ltd.	1,500	27,172
Tamura Corp.	7,000	31,148
Tatsuta Electric Wire and Cable Company, Ltd.	4,200	19,126
Teikoku Sen-I Company, Ltd.	1,200	17,761
Tenma Corp.	1,000	18,466
The 77 Bank, Ltd.	12,000	52,059
The Aichi Bank, Ltd.	600	33,450
The Akita Bank, Ltd.	11,000	34,318
The Aomori Bank, Ltd.	11,000	37,762
The Awa Bank, Ltd.	11,000	69,782
The Bank of Iwate, Ltd. (L)	1,100	46,604
The Bank of Nagoya, Ltd. (L)	1,100	39,630
The Bank of Okinawa, Ltd.	1,640	62,795
The Bank of Saga, Ltd.	10,000	27,427
The Chiba Kogyo Bank, Ltd.	3,200	17,718
The Chukyo Bank, Ltd.	900	18,983
The Daisan Bank, Ltd.	1,000	14,928
The Daishi Bank, Ltd.	17,000	67,516
The Ehime Bank, Ltd. (L)	2,100	25,680
The Eighteenth Bank, Ltd.	10,000	32,330
The Fukui Bank, Ltd.	18,000	42,721
The Fukushima Bank, Ltd.	21,000	17,719
The Hokkoku Bank, Ltd.	15,000	57,030
The Hokuetsu Bank, Ltd.	1,100	28,419
The Hyakugo Bank, Ltd.	16,000	63,882
The Hyakujushi Bank, Ltd.	17,000	57,558
The Iyo Bank, Ltd. (L)	1,500	10,121
The Japan Steel Works, Ltd.	2,100	33,921
The Japan Wool Textile Company, Ltd.	4,000	31,605
The Juroku Bank, Ltd.	12,000	38,766
The Keiyo Bank, Ltd.	10,000	43,325
The Kinki Sharyo Company, Ltd. (L)	300	6,903
The Kita-Nippon Bank, Ltd.	700	20,207
The Kiyo Bank, Ltd.	3,800	58,352

187

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
The Michinoku Bank, Ltd. (L)	14,000	$23,491
The Minato Bank, Ltd.	1,200	22,298
The Miyazaki Bank, Ltd.	10,000	30,844
The Musashino Bank, Ltd.	1,700	50,395
The Nagano Bank, Ltd. (L)	800	14,452
The Nanto Bank, Ltd.	1,000	36,651
The Nippon Road Company, Ltd.	5,000	22,996
The Nippon Signal Company, Ltd. (L)	2,700	24,334
The Nisshin Oillio Group, Ltd.	10,000	57,015
The Ogaki Kyoritsu Bank, Ltd.	17,000	50,659
The Oita Bank, Ltd. (L)	9,000	35,173
The Okinawa Electric Power Company, Inc.	2,325	55,318
The Pack Corp.	800	22,705
The San-In Godo Bank, Ltd.	8,000	64,227
The Shibusawa Warehouse Company, Ltd.	5,000	15,904
The Shiga Bank, Ltd. (L)	9,000	46,188
The Shikoku Bank, Ltd.	14,000	36,570
The Shimizu Bank, Ltd.	500	15,222
The Sumitomo Warehouse Company, Ltd.	10,048	55,383
The Tochigi Bank, Ltd.	8,000	36,938
The Toho Bank, Ltd.	12,000	45,234
The Tohoku Bank, Ltd.	4,000	5,527
The Tottori Bank, Ltd.	400	6,301
The Towa Bank, Ltd.	21,000	22,249
The Yamagata Bank, Ltd. (L)	10,000	43,531
The Yamanashi Chuo Bank, Ltd.	10,000	44,729
Tigers Polymer Corp. (L)	1,000	6,465
TIS, Inc.	5,400	137,983
TKC Corp.	1,100	31,494
Toa Corp.	1,400	12,178
Toa Corp. (Tokyo Stock Exchange) (I)	1,200	21,758
Toagosei Company, Ltd.	6,900	78,894
Tobishima Corp.	7,200	11,028
TOC Company, Ltd.	2,000	16,543
Tocalo Company, Ltd.	800	20,839
Toda Corp.	13,000	78,356
Toda Kogyo Corp. (L)	3,000	7,365
Toei Company, Ltd.	5,000	42,788
Toenec Corp.	3,000	15,019
Toho Company, Ltd.	600	14,017
Toho Holdings Company, Ltd. (L)	3,200	67,159
Toho Zinc Company, Ltd. (L)	8,000	39,341
Tokai Carbon Company, Ltd.	13,000	56,799
TOKAI Holdings Corp (L)	4,000	30,810
Tokai Rika Company, Ltd.	1,600	32,303
Tokai Tokyo Financial Holdings, Inc.	7,000	36,511
Token Corp.	610	47,952
Tokushu Tokai Paper Company, Ltd.	600	22,517
Tokuyama Corp. (I)	20,000	96,835
Tokyo Dome Corp.	5,500	51,137
Tokyo Energy & Systems, Inc.	2,000	17,222
Tokyo Keiki, Inc. (L)	5,000	10,383
Tokyo Ohka Kogyo Company, Ltd.	2,600	86,528
Tokyo Rakutenchi Company, Ltd.	2,000	9,691
Tokyo Rope Manufacturing Company, Ltd.	700	10,612

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tokyo Seimitsu Company, Ltd.	2,600	$82,095
Tokyo Steel Manufacturing Company, Ltd. (L)	2,600	21,914
Tokyo Tekko Company, Ltd.	4,000	16,421
Tokyo Theatres Company, Inc. (L)	9,000	11,791
Tokyo TY Financial Group, Inc.	1,936	58,228
Tokyotokeiba Company, Ltd.	7,000	16,229
Tokyu Construction Company, Ltd.	1,500	11,815
Tomato Bank, Ltd.	1,100	15,567
Tomen Devices Corp.	200	3,983
Tomoe Corp.	2,200	7,256
Tomoe Engineering Company, Ltd.	800	13,078
Tomoku Company, Ltd.	6,000	18,056
TOMONY Holdings, Inc.	10,600	56,087
Tomy Company, Ltd.	4,500	45,100
Topcon Corp.	4,100	73,441
Toppan Forms Company, Ltd.	3,400	33,373
Topre Corp.	2,300	60,018
Topy Industries, Ltd.	1,300	34,588
Toridoll Holdings Corp. (L)	1,400	30,443
Torii Pharmaceutical Company, Ltd.	1,100	28,470
Torishima Pump Manufacturing Company, Ltd.	900	8,865
Tosei Corp.	1,300	8,572
Toshiba Machine Company, Ltd.	8,000	32,497
Toshiba Plant Systems & Services Corp.	2,000	29,272
Toshiba TEC Corp.	3,000	16,848
Tosho Printing Company, Ltd. (L)	3,000	13,784
Totetsu Kogyo Company, Ltd. (L)	1,800	51,821
Towa Corp. (L)	1,300	23,271
Towa Pharmaceutical Company, Ltd. (L)	700	35,531
Toyo Denki Seizo KK	600	9,143
Toyo Engineering Corp. (I)(L)	11,000	27,634
Toyo Ink SC Holdings Company, Ltd.	11,000	53,037
Toyo Kanetsu KK	4,000	10,613
Toyo Kohan Company, Ltd.	4,000	13,867
Toyo Securities Company, Ltd. (L)	6,000	13,862
Toyo Tanso Company, Ltd.	1,000	16,765
Toyo Tire & Rubber Company, Ltd.	2,900	52,216
Toyo Wharf & Warehouse Company, Ltd.	6,000	9,829
Toyobo Company, Ltd. (L)	32,936	57,278
TPR Company, Ltd.	1,400	46,001
Trancom Company, Ltd.	300	15,551
Transcosmos, Inc.	900	21,169
Trusco Nakayama Corp.	3,000	69,709
TS Tech Company, Ltd.	2,600	70,058
TSI Holdings Company, Ltd.	3,770	27,193
Tsubakimoto Chain Company, Ltd.	8,000	66,934
Tsugami Corp.	3,000	19,958
Tsukishima Kikai Company, Ltd.	2,000	21,143
Tsukuba Bank, Ltd.	5,700	15,985
Tsukui Corp. (L)	1,200	7,110
Tsumura & Company	3,800	119,438
Tsurumi Manufacturing Company, Ltd.	1,000	14,637
Tsutsumi Jewelry Company, Ltd.	700	13,109
U-Shin, Ltd. (I)	2,300	15,159

188

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
UACJ Corp. (L)	19,034	$50,013
Ube Industries, Ltd.	38,000	85,817
Uchida Yoko Company, Ltd.	800	18,566
Ulvac, Inc.	2,900	135,548
Uniden Holdings Corp.	9,000	14,728
Union Tool Company	700	22,021
Unipres Corp.	2,600	54,395
United Arrows, Ltd.	1,200	36,443
United Super Markets Holdings, Inc.	4,200	38,496
Unitika, Ltd. (I)	59,000	49,202
Universal Entertainment Corp.	600	19,203
Unizo Holdings Company, Ltd.	300	7,403
Usen Corp.	7,000	28,979
Ushio, Inc.	2,300	29,131
V Technology Company, Ltd. (L)	300	46,254
Valor Holdings Company, Ltd.	2,600	61,516
Vital KSK Holdings, Inc. (L)	2,400	22,284
VT Holdings Company, Ltd.	3,300	17,195
W-Scope Corp. (L)	2,300	33,951
Wacoal Holdings Corp.	5,000	61,769
Wakachiku Construction Company, Ltd. (L)	9,000	11,805
Wakita & Company, Ltd.	2,000	19,022
Warabeya Nichiyo Company, Ltd.	900	20,931
West Holdings Corp.	1,300	9,701
Xebio Holdings Company, Ltd.	1,500	23,294
Yahagi Construction Company, Ltd.	2,000	17,696
Yaizu Suisankagaku Industry Company, Ltd.	1,100	12,717
YAMABIKO Corp.	2,400	28,146
Yamato Kogyo Company, Ltd.	1,000	25,871
Yamazen Corp.	3,900	35,209
Yaoko Company, Ltd.	600	22,910
Yasuda Logistics Corp.	1,400	9,435
Yellow Hat, Ltd.	1,000	23,220
Yodogawa Steel Works, Ltd.	1,200	32,674
Yokogawa Bridge Holdings Corp.	2,100	24,426
Yokohama Reito Company, Ltd. (L)	2,900	28,866
Yomeishu Seizo Company, Ltd.	500	9,425
Yomiuri Land Company, Ltd. (L)	2,000	7,735
Yondenko Corp.	3,000	11,843
Yondoshi Holdings, Inc.	1,300	29,034
Yorozu Corp.	800	12,323
Yuasa Trading Company, Ltd.	1,100	30,538
Yumeshin Holdings Company, Ltd. (L)	2,200	16,067
Yurtec Corp.	2,000	13,772
Yusen Logistics Company, Ltd.	1,200	12,110
Yushiro Chemical Industry Company, Ltd.	1,100	13,582
Zenrin Company, Ltd.	1,300	27,790
ZERIA Pharmaceutical Company, Ltd.	2,200	33,917
Zojirushi Corp. (L)	2,000	29,037
		25,708,748
Jersey, Channel Islands - 0.2%
Centamin PLC	71,818	155,362
Phoenix Group Holdings	8,959	83,962
		239,324

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Liechtenstein - 0.0%
Liechtensteinische Landesbank AG	850	$42,085
VP Bank AG	77	8,881
		50,966
Luxembourg - 0.3%
APERAM SA	3,189	158,999
B&M European Value Retail SA	19,993	75,067
L’Occitane International SA	22,250	45,325
Stabilus SA	323	20,816
		300,207
Macau - 0.0%
Macau Legend Development, Ltd. (I)(L)	61,000	10,916
Malta - 0.1%
Kindred Group PLC	10,896	112,865
Monaco - 0.1%
Endeavour Mining Corp. (I)	3,183	61,752
Mongolia - 0.0%
Mongolian Mining Corp. (I)	346,000	9,931
Netherlands - 2.2%
Aalberts Industries NV	5,614	209,266
Accell Group	1,798	49,154
AMG Advanced Metallurgical Group NV	2,022	46,798
Amsterdam Commodities NV	1,174	29,468
Arcadis NV	5,300	83,478
ASM International NV	3,323	186,333
Atrium European Real Estate, Ltd.	4,898	19,811
BE Semiconductor Industries NV	1,355	55,207
Beter Bed Holding NV	1,056	17,403
BinckBank NV	4,478	22,867
Boskalis Westminster	3,203	110,352
Brack Capital Properties NV	434	40,726
Brunel International NV	1,126	18,319
Corbion NV	3,428	93,782
Delta Lloyd NV	23,058	131,275
Euronext NV (S)	2,118	92,355
Flow Traders (S)	1,771	55,760
Fugro NV (I)	3,767	58,677
Gemalto NV	2,469	137,736
Heijmans NV (I)(L)	2,023	15,477
IMCD Group NV	998	49,028
Innoconcepts NV (I)	10,527	0
KAS Bank NV	330	3,431
Kendrion NV	654	20,894
Koninklijke BAM Groep NV	16,668	89,825
Koninklijke Vopak NV	1,703	74,170
OCI NV (I)	1,814	34,812
Ordina NV (I)(L)	5,537	9,264
PostNL NV (I)	28,141	132,746
QIAGEN NV (I)	5,140	149,210
Refresco Group NV (S)	1,430	21,738
SBM Offshore NV	9,898	162,275
Sligro Food Group NV	1,765	66,455
Telegraaf Media Groep NV	3,529	23,291
TKH Group NV	2,191	93,939
TomTom NV (I)(L)	7,295	70,993

189

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Wessanen (L)	5,830	$78,655
		2,554,970
New Zealand - 1.0%
a2 Milk Company, Ltd. (I)(L)	30,789	64,513
Air New Zealand, Ltd.	42,145	72,665
Chorus, Ltd.	17,681	53,500
Contact Energy, Ltd.	28,667	101,650
EBOS Group, Ltd.	3,359	42,944
Freightways, Ltd.	9,567	50,223
Genesis Energy, Ltd.	9,914	14,449
Infratil, Ltd. (L)	36,776	74,997
Kathmandu Holdings, Ltd.	4,554	6,318
Mainfreight, Ltd.	5,720	90,534
Metlifecare, Ltd.	10,897	46,806
New Zealand Oil & Gas, Ltd.	38,161	15,776
NZME, Ltd.	13,259	8,610
PGG Wrightson, Ltd.	8,197	3,045
Pike River Coal, Ltd. (I)	21,968	0
Port of Tauranga, Ltd. (L)	22,336	65,263
Restaurant Brands New Zealand, Ltd.	2,811	10,735
SKY Network Television, Ltd.	18,776	51,514
SKYCITY Entertainment Group, Ltd.	46,829	136,168
Summerset Group Holdings, Ltd.	4,999	18,115
The New Zealand Refining Company, Ltd.	11,354	18,936
The Warehouse Group, Ltd.	9,894	16,016
TOWER, Ltd.	12,717	11,229
Trade Me Group, Ltd.	14,357	51,599
Vector, Ltd.	7,803	17,506
Xero, Ltd. (I)	2,254	31,259
Z Energy, Ltd. (L)	5,674	27,672
		1,102,042
Norway - 0.8%
ABG Sundal Collier Holding ASA	13,972	8,879
Aker Solutions ASA (I)	6,300	38,023
American Shipping Company ASA (I)	1,661	5,550
Atea ASA (I)	5,640	66,427
Austevoll Seafood ASA	7,284	53,468
Bonheur ASA	1,672	14,367
Borregaard ASA	4,320	48,437
BW Offshore, Ltd. (I)	8,308	20,282
DNO ASA (I)(L)	54,092	45,701
Ekornes ASA	207	2,607
Frontline, Ltd.	694	4,653
Hexagon Composites ASA (I)	3,589	11,404
Hoegh LNG Holdings, Ltd.	2,568	26,343
Kongsberg Automotive ASA (I)	29,400	20,047
Kvaerner ASA (I)	11,623	14,633
Nordic Semiconductor ASA (I)(L)	7,334	26,827
Norwegian Air Shuttle ASA (I)(L)	1,910	52,555
Ocean Yield ASA	4,830	34,351
Opera Software ASA (I)	6,623	31,107
Petroleum Geo-Services ASA (I)	19,660	52,167
Prosafe SE (I)	336	1,326
Protector Forsikring ASA (L)	1,652	12,268
Sevan Marine ASA (I)	2,068	3,831

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Solstad Offshore ASA (I)	2,340	$3,197
SpareBank 1 SMN	3,890	30,202
TGS Nopec Geophysical Company ASA	3,970	84,303
Tomra Systems ASA	7,820	85,671
Treasure ASA (I)	3,110	5,722
Veidekke ASA	6,400	84,319
Wilh Wilhelmsen ASA (I)	3,110	15,240
Wilh Wilhelmsen Holding ASA, Class A	862	22,787
XXL ASA (L)(S)	3,048	33,207
		959,901
Peru - 0.0%
Hochschild Mining PLC	16,530	57,520
Portugal - 0.3%
Altri SGPS SA	6,126	27,360
Banco Comercial Portugues SA (I)	127,216	26,601
CTT-Correios de Portugal SA	2,634	14,373
Mota-Engil SGPS SA	5,366	10,835
NOS SGPS SA	17,437	95,011
REN - Redes Energeticas Nacionais SGPS SA	12,164	36,564
Sonae SGPS SA (I)	50,046	50,484
Teixeira Duarte SA	21,736	5,565
The Navigator Company SA	16,480	66,101
		332,894
Russia - 0.0%
Evraz PLC (I)	13,121	35,577
Singapore - 1.2%
Banyan Tree Holdings, Ltd. (I)	54,000	18,713
Boustead Projects, Ltd. (I)	3,000	1,857
Boustead Singapore, Ltd.	10,000	6,227
Bukit Sembawang Estates, Ltd.	11,000	47,717
Cape PLC	836	2,588
China Aviation Oil Singapore Corp., Ltd.	14,400	15,697
Chip Eng Seng Corp., Ltd.	33,000	17,233
COSCO Corp. Singapore, Ltd. (I)	80,000	17,730
CSE Global, Ltd.	34,000	12,872
CWT, Ltd. (I)	10,200	14,584
Delfi, Ltd.	21,900	34,480
Ezion Holdings, Ltd. (I)	131,300	33,317
Far East Orchard, Ltd.	5,000	5,914
First Resources, Ltd.	19,300	26,785
Gallant Venture, Ltd. (I)	71,000	8,938
GL, Ltd.	51,700	28,643
Golden Agri-Resources, Ltd.	170,900	47,064
Halcyon Agri Corp., Ltd. (I)	4,293	1,995
Ho Bee Land, Ltd.	11,400	18,497
Hong Fok Corp., Ltd.	52,800	30,178
Hong Leong Asia, Ltd.	13,000	11,805
Hutchison Port Holdings Trust	27,000	11,207
Hyflux, Ltd.	24,000	9,780
IGG, Inc. (L)	64,000	88,837
Indofood Agri Resources, Ltd.	25,000	9,295
Keppel Infrastructure Trust	83,600	30,461
M1, Ltd.	16,900	25,730
Metro Holdings, Ltd.	31,600	26,655

190

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Midas Holdings, Ltd.	86,000	$14,447
Olam International, Ltd.	8,200	11,259
OUE, Ltd.	3,100	4,742
Raffles Medical Group, Ltd.	13,200	13,352
Rotary Engineering, Ltd.	22,000	6,212
SATS, Ltd.	25,300	88,261
SBS Transit, Ltd.	5,000	9,188
Sembcorp Industries, Ltd.	24,100	54,767
Sembcorp Marine, Ltd.	47,000	64,331
SIA Engineering Company, Ltd.	3,400	8,969
Sinarmas Land, Ltd.	94,200	33,018
Singapore Post, Ltd.	66,100	64,261
Stamford Land Corp., Ltd.	59,000	22,779
StarHub, Ltd.	18,000	37,056
Super Group, Ltd.	27,000	25,187
Swiber Holdings, Ltd. (I)	15,000	1,169
Tat Hong Holdings, Ltd. (I)	31,000	9,312
United Engineers, Ltd.	32,100	65,423
United Industrial Corp., Ltd.	7,100	15,679
UOB-Kay Hian Holdings, Ltd.	20,703	20,649
UOL Group, Ltd.	10,700	53,302
Venture Corp., Ltd.	9,800	80,356
Wing Tai Holdings, Ltd.	21,205	28,567
XP Power, Ltd.	482	12,693
Yeo Hiap Seng, Ltd.	1,104	1,097
Yongnam Holdings, Ltd. (I)	32,625	4,776
		1,355,651
South Africa - 0.1%
Lonmin PLC (I)	4,766	5,071
Petra Diamonds, Ltd. (I)	40,508	67,441
		72,512
Spain - 2.3%
Acciona SA	1,589	127,095
Acerinox SA	9,149	127,887
Adveo Group International SA	702	3,200
Alantra Partners SA	1,181	12,886
Almirall SA	4,393	71,283
Applus Services SA	4,324	51,905
Atresmedia Corp de Medios de Comunicacion SA	3,644	45,973
Bolsas y Mercados Espanoles SHMSF SA	5,350	177,334
Caja de Ahorros del Mediterraneo (I)	5,428	0
Cellnex Telecom SA (S)	2,868	47,236
Cia de Distribucion Integral Logista Holdings SA	1,883	43,708
Cie Automotive SA	3,433	67,650
Construcciones y Auxiliar de Ferrocarriles SA	1,170	44,720
Distribuidora Internacional de Alimentacion SA	26,359	152,358
Duro Felguera SA (I)(L)	5,568	7,356
Ebro Foods SA	5,367	108,445
Elecnor SA	2,026	20,152
Ence Energia y Celulosa SA	9,506	29,281
Euskaltel SA (S)	4,064	41,580

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Faes Farma SA	20,255	$72,199
Fluidra SA	3,227	17,123
Gamesa Corporacion Tecnologica SA	12,762	301,884
Grupo Catalana Occidente SA	2,531	89,797
Indra Sistemas SA (I)	7,450	94,973
Inmobiliaria Colonial SA	8,505	63,579
Laboratorios Farmaceuticos Rovi SA	987	15,427
Liberbank SA (I)	6,474	8,330
Mediaset Espana Comunicacion SA	7,779	100,161
Melia Hotels International SA	4,534	62,346
NH Hotel Group SA (I)	13,441	63,251
Obrascon Huarte Lain SA	4,278	19,567
Papeles y Cartones de Europa SA	4,865	33,509
Pescanova SA (I)	1,602	0
Pharma Mar SA (I)	13,550	43,072
Promotora de Informaciones SA, Class A (I)	2,575	11,830
Prosegur Cia de Seguridad SA	14,186	85,248
Sacyr SA (I)	19,140	47,448
Tecnicas Reunidas SA	2,298	90,732
Tubacex SA	6,252	19,698
Tubos Reunidos SA (I)(L)	9,106	9,757
Vidrala SA	1,377	71,285
Viscofan SA	2,898	149,707
Zardoya Otis SA	6,140	56,698
		2,707,670
Sweden - 3.0%
AAK AB	2,029	133,561
Acando AB	6,279	21,563
AddLife AB (I)	1,567	28,944
AddTech AB, B Shares	5,019	83,199
AF AB, B Shares (I)	4,252	87,813
Atrium Ljungberg AB, B Shares	780	11,872
Avanza Bank Holding AB	1,104	41,472
B&B Tools AB, B Shares	2,270	48,611
Beijer Alma AB	715	19,044
Beijer Ref AB	2,250	58,207
Betsson AB (I)	7,923	68,942
Bilia AB, A Shares	3,440	70,977
BillerudKorsnas AB	1,434	23,107
BioGaia AB, B Shares	555	20,688
Bonava AB, B Shares (I)	916	13,386
Bure Equity AB	3,775	41,254
Byggmax Group AB	1,755	12,026
Clas Ohlson AB, B Shares	3,185	49,862
Cloetta AB, B Shares	18,972	74,958
Com Hem Holding AB	1,216	13,915
Concordia Maritime AB, B Shares	2,200	3,530
Dios Fastigheter AB	2,648	12,992
Duni AB	2,559	37,407
East Capital Explorer AB	1,669	13,458
Enea AB (I)	1,999	19,767
Fabege AB (L)	6,102	97,012
Fagerhult AB (I)(L)	1,365	49,400
Granges AB	3,814	34,858
Haldex AB (I)	3,364	44,733

191

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Hemfosa Fastigheter AB	3,116	$27,782
HIQ International AB (I)	3,756	27,122
Holmen AB, B Shares (L)	4,455	173,333
Hufvudstaden AB, A Shares	1,525	22,590
Indutrade AB	5,919	112,731
Intrum Justitia AB (L)	4,673	174,470
Inwido AB	3,126	37,645
JM AB	5,515	174,158
KappAhl AB	2,691	13,918
Klovern AB, B Shares	10,266	10,218
Kungsleden AB	12,751	73,023
Lindab International AB	6,008	51,016
Loomis AB, B Shares	4,564	144,314
Mekonomen AB	2,150	42,325
Modern Times Group MTG AB, B Shares	2,175	72,724
Munksjo OYJ (I)	33	490
Mycronic AB (L)	3,734	38,245
NCC AB, B Shares	2,552	63,048
Net Insight AB, B Shares (I)	15,348	12,318
NetEnt AB (I)	8,580	68,866
New Wave Group AB, B Shares	4,353	30,342
Nobia AB	8,526	87,536
Nobina AB (S)	1,192	7,082
Nolato AB, B Shares	1,128	33,570
OEM International AB, B Shares (I)	1,656	35,853
Peab AB	14,016	133,690
Ratos AB, B Shares (L)	10,353	48,683
Raysearch Laboratories AB (I)	1,111	29,119
Recipharm AB, B Shares (L)	1,946	26,967
Saab AB, B Shares	719	30,337
Sagax AB, B Shares (I)	1,104	10,546
SAS AB (I)	6,411	10,207
Scandic Hotels Group AB (I)(S)	188	1,978
Sensys Gatso Group AB (I)(L)	18,211	2,236
SkiStar AB	222	4,121
SSAB AB, A Shares (I)(L)	882	3,486
SSAB AB, A Shares (Stockholm Stock Exchange) (I)	8,087	31,980
SSAB AB, B Shares (I)	770	2,513
SSAB AB, B Shares (Stockholm Stock Exchange) (I)	16,754	54,842
Sweco AB, B Shares	4,462	101,605
Thule Group AB (S)	3,182	53,377
Wallenstam AB, B Shares	9,275	74,784
Wihlborgs Fastigheter AB	3,088	58,512
		3,450,260
Switzerland - 5.1%
Allreal Holding AG (I)	841	137,313
Alpiq Holding AG (I)	155	13,638
APG SGA SA	88	41,041
Arbonia AG (I)	1,795	30,327
Aryzta AG (I)	1,678	53,879
Ascom Holding AG	2,404	42,485
Autoneum Holding AG	221	64,896
Bachem Holding AG	14	1,656
Baloise Holding AG	215	29,544

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Bank Coop AG (L)	634	$28,950
Banque Cantonale de Geneve	24	3,752
Banque Cantonale Vaudoise	91	62,782
Belimo Holding AG	21	73,279
Bell AG	90	37,288
Berner Kantonalbank AG (L)	285	52,515
BKW AG	294	15,883
Bobst Group SA	632	58,246
Bossard Holding AG (I)	447	79,937
Bucher Industries AG	463	135,335
Burckhardt Compression Holding AG	228	61,706
Burkhalter Holding AG	218	32,670
Calida Holding AG (I)	285	11,204
Cembra Money Bank AG (I)	949	78,456
Cicor Technologies, Ltd. (I)	277	11,175
Clariant AG (I)	8,423	158,874
Coltene Holding AG	170	13,517
Conzzeta AG	32	28,440
Daetwyler Holding AG	589	90,874
DKSH Holding AG (L)	778	60,264
dormakaba Holding AG (I)	225	179,073
Edmond de Rothschild Suisse SA	1	15,965
EFG International AG (I)	4,687	29,065
Emmi AG (I)	158	107,611
Energiedienst Holding AG	559	14,681
Ferrexpo PLC	5,662	11,875
Flughafen Zuerich AG	1,355	288,693
Forbo Holding AG (I)	82	125,413
GAM Holding AG (I)	10,480	129,136
Georg Fischer AG	265	240,940
Gurit Holding AG (I)	22	19,033
Helvetia Holding AG	463	256,350
Huber & Suhner AG	574	37,307
Implenia AG	994	69,770
Inficon Holding AG (I)	129	63,968
Interroll Holding AG	38	43,607
Intershop Holding AG	72	35,780
IWG PLC	38,584	154,144
Kardex AG (I)	420	41,042
Komax Holding AG	232	56,368
Kudelski SA	2,497	40,865
LEM Holding SA	42	39,146
Logitech International SA	1,671	53,255
Logitech International SA (SIX Swiss Exchange)	5,484	174,276
Luzerner Kantonalbank AG	254	107,489
Metall Zug AG, B Shares	5	19,959
Meyer Burger Technology AG (I)(L)	4,318	3,648
Mobilezone Holding AG	1,773	28,061
Mobimo Holding AG (I)	463	119,874
OC Oerlikon Corp. AG (I)	9,053	96,670
Orascom Development Holding AG (I)	533	2,885
Orell Fuessli Holding AG (L)	92	12,059
Oriflame Holding AG (I)	312	12,479
Orior AG	169	12,102
Panalpina Welttransport Holding AG (L)	775	93,493

192

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Phoenix Mecano AG (L)	38	$19,536
Plazza AG	16	3,610
PSP Swiss Property AG	1,672	152,137
Rieter Holding AG (I)	251	52,766
Romande Energie Holding SA	34	42,580
Schaffner Holding AG (I)(L)	40	10,792
Schmolz & Bickenbach AG (I)	39,436	30,294
Schweiter Technologies AG	71	78,681
Siegfried Holding AG (I)	210	55,294
St. Galler Kantonalbank AG	125	52,423
Sulzer AG	639	66,843
Sunrise Communications Group AG (I)(S)	507	38,198
Swissquote Group Holding SA (I)	328	8,873
Tamedia AG	201	30,928
Tecan Group AG	559	89,259
Temenos Group AG	3,524	279,893
u-blox Holding AG (I)	323	71,115
Valiant Holding AG	1,060	112,824
Valora Holding AG	237	81,908
Vaudoise Assurances Holding SA	64	33,026
Vetropack Holding AG	3	5,623
Von Roll Holding AG (I)	7,878	5,748
Vontobel Holding AG	1,927	110,319
VZ Holding AG	83	22,767
Walliser Kantonalbank	104	8,722
Ypsomed Holding AG (I)	276	52,477
Zehnder Group AG	615	20,082
Zug Estates Holding AG, B Shares (I)(L)	8	13,688
Zuger Kantonalbank AG	13	67,467
		5,863,881
Taiwan - 0.0%
Ya Hsin Industrial Company, Ltd. (I)	138,000	0
United Arab Emirates - 0.0%
Lamprell PLC (I)	33,134	46,476
United Kingdom - 15.2%
4imprint Group PLC	522	11,662
A.G.Barr PLC	7,680	55,594
AA PLC	27,539	91,711
Aberdeen Asset Management PLC	12,945	42,956
Acacia Mining PLC	8,311	46,750
Afren PLC (I)	55,554	0
Aggreko PLC	7,251	80,192
Alizyme PLC (I)	22,479	0
Amec Foster Wheeler PLC	21,152	141,462
Anglo Pacific Group PLC	12,147	18,501
Arrow Global Group PLC	5,161	23,123
Ashmore Group PLC	18,067	79,994
AVEVA Group PLC	721	17,614
Balfour Beatty PLC	46,053	155,322
BBA Aviation PLC	65,305	249,014
Beazley PLC	34,635	185,459
Bellway PLC	8,717	295,355
Berendsen PLC	10,915	100,026
Bodycote PLC	14,350	143,168
Booker Group PLC	78,021	190,834

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Bovis Homes Group PLC	9,293	$98,588
Braemar Shipping Services PLC	1,328	4,311
Brewin Dolphin Holdings PLC	15,013	58,658
Britvic PLC	13,911	112,888
BTG PLC (I)	11,890	87,383
Capital & Counties Properties PLC	13,116	47,851
Carillion PLC (L)	27,252	76,028
Charles Taylor PLC	4,285	12,524
Chemring Group PLC (I)	15,378	36,884
Chesnara PLC	5,125	23,059
Cineworld Group PLC	15,609	129,566
Close Brothers Group PLC	10,175	196,142
CLS Holdings PLC	520	11,527
Cobham PLC	74,691	124,525
Computacenter PLC	5,438	50,763
Concentric AB	3,667	56,083
Connect Group PLC	21,090	35,590
Consort Medical PLC	2,579	33,454
Costain Group PLC	4,797	27,690
Cranswick PLC	3,933	125,864
Crest Nicholson Holdings PLC	5,944	40,378
Daily Mail & General Trust PLC	14,473	130,736
Dairy Crest Group PLC (L)	10,014	69,400
De La Rue PLC	6,976	53,643
Debenhams PLC	76,182	51,989
Dechra Pharmaceuticals PLC	4,401	92,155
Devro PLC	5,754	13,145
Dialight PLC (I)	105	1,316
Dialog Semiconductor PLC (I)	5,144	262,379
Dignity PLC	3,439	102,583
Diploma PLC	6,124	81,223
Domino’s Pizza Group PLC	29,982	115,992
Drax Group PLC	28,358	115,704
DS Smith PLC	64,440	350,585
Dunelm Group PLC	5,863	46,812
EI Group PLC (I)	40,990	69,558
Electrocomponents PLC	31,661	187,606
Elementis PLC	34,182	123,885
EnQuest PLC (I)	76,575	40,549
Equiniti Group PLC (S)	2,086	5,113
Essentra PLC	14,966	98,316
esure Group PLC	14,313	42,066
Euromoney Institutional Investor PLC	3,412	45,515
FDM Group Holdings PLC	2,162	19,963
Fenner PLC	9,083	33,213
Fidessa Group PLC	2,560	79,854
Findel PLC (I)	8,139	20,524
Firstgroup PLC (I)	81,378	134,617
Foxtons Group PLC (I)	8,069	9,749
Galliford Try PLC	6,450	119,134
Gem Diamonds, Ltd.	12,666	14,830
Genus PLC	4,351	93,887
Go-Ahead Group PLC	2,216	47,855
Gocompare.Com Group PLC (I)	14,313	16,178
Greene King PLC	20,833	182,873
Greggs PLC	7,042	91,978

193

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Halfords Group PLC	15,547	$69,220
Halma PLC	21,707	278,547
Hays PLC	78,663	154,737
Headlam Group PLC	4,631	36,156
Helical PLC	8,263	32,509
Henderson Group PLC	64,172	187,357
Hill & Smith Holdings PLC	6,401	101,902
Hilton Food Group PLC	1,880	15,270
HomeServe PLC	21,631	152,649
Howden Joinery Group PLC	32,781	178,084
Hunting PLC	9,804	69,691
IG Group Holdings PLC	21,765	135,664
Imagination Technologies Group PLC (I)	5,411	18,200
IMI PLC	2,858	42,759
Inchcape PLC	25,976	273,864
Indivior PLC	27,368	110,499
Inmarsat PLC	9,403	100,177
Intermediate Capital Group PLC	12,019	106,465
International Personal Finance PLC	12,526	25,693
Interserve PLC	9,571	26,640
IP Group PLC (I)	127	249
ITE Group PLC	16,803	33,890
Ithaca Energy, Inc. (I)	15,580	22,611
J.D. Wetherspoon PLC	5,468	64,748
James Fisher & Sons PLC	3,968	79,323
Jardine Lloyd Thompson Group PLC	8,402	119,191
JD Sports Fashion PLC	7,970	38,512
John Menzies PLC	6,247	53,004
John Wood Group PLC	17,241	164,705
Jupiter Fund Management PLC	22,824	121,776
KAZ Minerals PLC (I)	24,312	138,489
KCOM Group PLC	37,969	42,928
Keller Group PLC	4,607	52,465
Kier Group PLC	7,205	123,400
Ladbrokes Coral Group PLC	83,260	134,776
Laird PLC	18,493	35,511
Lancashire Holdings, Ltd.	13,983	117,833
Lookers PLC	22,449	36,211
Low & Bonar PLC	22,280	20,190
Man Group PLC	85,474	157,908
Marshalls PLC	12,527	55,306
Marston’s PLC	39,635	66,672
McBride PLC (I)	14,770	36,565
Mears Group PLC	8,289	52,252
Meggitt PLC	13,379	74,672
Melrose Industries PLC	63,726	178,069
Millennium & Copthorne Hotels PLC	8,718	48,356
Mitchells & Butlers PLC	14,696	44,960
Mitie Group PLC	23,849	66,373
MJ Gleeson PLC	2,770	22,375
Moneysupermarket.com Group PLC	26,722	110,556
Morgan Advanced Materials PLC	22,063	85,670
Morgan Sindall Group PLC	789	9,663
Mothercare PLC (I)	8,741	12,715
MWB Group Holdings PLC (I)	11,618	710
N. Brown Group PLC	9,633	25,303

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
National Express Group PLC	32,140	$144,988
NCC Group PLC	13,335	22,210
NEX Group PLC	19,909	141,898
Northgate PLC	7,010	48,216
Novae Group PLC	2,664	21,138
Ocado Group PLC (I)	14,897	44,931
OneSavings Bank PLC	5,081	25,700
Ophir Energy PLC (I)	7,595	8,209
Oxford Instruments PLC	2,533	25,955
Pagegroup PLC	20,236	108,558
PayPoint PLC	4,414	56,539
Pendragon PLC	63,903	28,022
Pennon Group PLC	22,238	245,651
Petrofac, Ltd.	5,818	67,206
Petropavlovsk PLC (I)	13,086	1,196
Pets at Home Group PLC	8,991	20,594
Photo-Me International PLC	9,981	19,776
Polypipe Group PLC	3,911	18,637
Premier Foods PLC (I)	41,106	22,647
Premier Oil PLC (I)(L)	29,180	23,074
Punch Taverns PLC (I)	1,008	2,198
PZ Cussons PLC	16,024	64,505
QinetiQ Group PLC	39,382	137,563
Rank Group PLC	3,844	10,084
Rathbone Brothers PLC	2,792	83,632
Redrow PLC	18,254	116,712
Renewi PLC	48,254	57,786
Renishaw PLC	2,008	78,187
Rentokil Initial PLC	92,797	286,998
Ricardo PLC	2,717	29,648
Rightmove PLC	5,015	250,527
RM PLC	8,752	19,000
Rotork PLC	60,697	185,017
RPC Group PLC	25,013	244,777
RPS Group PLC	17,736	54,577
Savills PLC	9,220	106,534
SDL PLC	7,019	51,042
Senior PLC	28,121	72,549
Serco Group PLC (I)	22,980	33,208
SIG PLC	41,252	57,585
Soco International PLC	16,636	28,115
Spectris PLC	7,772	242,994
Speedy Hire PLC	24,369	16,212
Spirax-Sarco Engineering PLC	4,229	252,810
Spire Healthcare Group PLC (S)	8,597	34,895
Spirent Communications PLC	48,511	72,593
Sportech PLC (I)	11,390	14,454
SSP Group PLC	15,013	78,368
St. Ives PLC	3,492	2,320
St. Modwen Properties PLC	14,271	58,137
Stagecoach Group PLC	27,597	72,326
SThree PLC	8,144	32,091
Stobart Group, Ltd.	3,443	8,941
Stolt-Nielsen, Ltd.	620	10,512
STV Group PLC	2,685	12,642
SuperGroup PLC	3,110	57,929

194

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Synthomer PLC	18,970	$113,042
TalkTalk Telecom Group PLC (L)	31,116	73,730
Tate & Lyle PLC	19,727	189,036
Ted Baker PLC	2,174	75,238
Telecom Plus PLC	4,501	67,546
The Restaurant Group PLC	12,695	52,973
The UNITE Group PLC	14,580	116,303
The Vitec Group PLC	1,430	14,254
The Weir Group PLC	7,482	179,981
Thomas Cook Group PLC	66,442	70,990
Topps Tiles PLC	15,591	18,983
TP ICAP PLC	33,151	192,812
Trinity Mirror PLC	11,839	17,101
TT Electronics PLC	14,769	37,398
Tullow Oil PLC (I)(L)	50,002	147,490
U & I Group PLC	5,560	11,642
UBM PLC	22,464	215,101
Ultra Electronics Holdings PLC	2,489	64,606
Vectura Group PLC (I)	41,947	80,140
Vesuvius PLC	17,245	112,349
Victrex PLC	7,047	167,946
Volex PLC (I)	3,136	1,596
Vp PLC	637	6,482
W.S. Atkins PLC	6,246	120,526
WH Smith PLC	7,608	169,043
William Hill PLC	48,853	178,158
Wilmington PLC	8,076	25,321
Wincanton PLC	7,151	23,370
Xaar PLC	2,846	12,656
Zeal Network SE	349	9,856
ZPG PLC (S)	6,724	30,631
		17,476,351
United States - 0.2%
Alacer Gold Corp. (I)(L)	14,491	29,312
Argonaut Gold, Inc. (I)	12,132	21,256
Energy Fuels, Inc. (I)(L)	730	1,575
Ormat Technologies, Inc.	1	42
REC Silicon ASA (I)(L)	135,975	16,293
Sims Metal Management, Ltd.	15,252	144,098
		212,576
TOTAL COMMON STOCKS (Cost $104,839,122)		$113,319,883

PREFERRED SECURITIES - 0.4%
Germany - 0.4%
Draegerwerk AG & Company KGaA	721	74,090
FUCHS PETROLUB SE	2,559	124,751
Jungheinrich AG	1,449	48,094
Sartorius AG (L)	920	80,689
Sixt SE	1,166	47,503
STO SE & Company KGaA	124	12,821
Villeroy & Boch AG	626	12,270
		400,218
TOTAL PREFERRED SECURITIES (Cost $323,147)		$400,218

International Small Company Trust (continued)

	Shares or Principal Amount	Value
RIGHTS - 0.0%
Epsilon Energy, Ltd. (Expiration Date 04/20/2017; Strike Price CAD 2.68) (I)	3,000	$158
Laird PLC (Expiration Date 04/04/2017; Strike Price GBP 0.85) (I)	14,794	12,882
TOTAL RIGHTS (Cost $20,668)		$13,040

SECURITIES LENDING COLLATERAL - 10.6%
John Hancock Collateral Trust, 0.9609% (W)(Y)	1,222,647	12,234,296
TOTAL SECURITIES LENDING COLLATERAL (Cost $12,234,711)		$12,234,296

SHORT-TERM INVESTMENTS - 0.9%
Money market funds - 0.9%
Western Asset Institutional Government Reserves Fund, Institutional Class, 0.6243% (Y)	997,671	997,671
TOTAL SHORT-TERM INVESTMENTS (Cost $997,671)		$997,671

Total Investments (International Small Company Trust) (Cost $118,415,319) - 110.2%		$126,965,108
Other assets and liabilities, net - (10.2%)		(11,724,532)
TOTAL NET ASSETS - 100.0%		$115,240,576

Currency Abbreviations

CAD	Canadian Dollar
GBP	Pound Sterling

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 3-31-17. The value of securities on loan amounted to $11,625,447.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 3-31-17.

195

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Value Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 95.1%
Australia - 0.8%
WorleyParsons, Ltd. (I)	843,670	$7,092,283
Belgium - 0.8%
UCB SA	94,319	7,316,181
Canada - 8.9%
Alamos Gold, Inc., Class A	1,101,168	8,842,379
Barrick Gold Corp.	613,090	11,642,579
Cenovus Energy, Inc.	697,228	7,890,575
Eldorado Gold Corp. (L)	2,163,000	7,400,571
Ensign Energy Services, Inc.	780,600	4,678,258
Precision Drilling Corp. (I)	1,546,100	7,312,832
Silver Wheaton Corp.	1,102,300	22,968,555
Suncor Energy, Inc.	246,000	7,552,867
		78,288,616
China - 6.8%
Baidu, Inc., ADR (I)	100,360	17,314,107
China Life Insurance Company, Ltd., H Shares	2,512,000	7,685,534
China Telecom Corp., Ltd., H Shares	23,712,427	11,582,996
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	2,581,800	6,763,312
Sinopec Engineering Group Company, Ltd., H Shares	8,961,000	9,200,357
Sinopharm Group Company, Ltd., H Shares	1,525,200	7,080,699
		59,627,005
France - 7.2%
AXA SA	474,801	12,266,896
BNP Paribas SA	261,274	17,386,287
Cie Generale des Etablissements Michelin	65,089	7,909,498
Sanofi	183,389	16,577,551
TOTAL SA	173,308	8,763,070
		62,903,302
Germany - 6.6%
Bayer AG	108,063	12,450,357
Gerresheimer AG	102,650	8,126,430
Innogy SE (I)(S)	235,963	8,892,887
Merck KGaA	60,467	6,890,431
MorphoSys AG (I)(L)	116,936	6,864,089
Siemens AG	58,740	8,045,773
Telefonica Deutschland Holding AG	1,301,760	6,453,881
		57,723,848
Hong Kong - 4.9%
China Mobile, Ltd.	517,000	5,685,710
CK Hutchison Holdings, Ltd.	811,000	9,984,978
GCL-Poly Energy Holdings, Ltd. (I)(L)	110,775,000	14,689,287
Haier Electronics Group Company, Ltd.	2,369,000	5,429,643
Kunlun Energy Company, Ltd.	3,622,000	3,356,245
Value Partners Group, Ltd. (L)	3,594,900	3,426,436
		42,572,299
India - 0.8%
Hero MotoCorp, Ltd.	83,700	4,152,883

International Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Jain Irrigation Systems, Ltd.	1,872,382	$2,700,119
		6,853,002
Israel - 2.1%
Teva Pharmaceutical Industries, Ltd., ADR	584,904	18,769,569
Italy - 1.4%
Eni SpA	764,857	12,523,265
Japan - 6.4%
Kirin Holdings Company, Ltd.	380,300	7,193,882
Nissan Motor Company, Ltd. (L)	1,698,500	16,377,589
SoftBank Group Corp.	282,800	20,054,802
Sumitomo Rubber Industries, Ltd.	394,700	6,734,403
Suntory Beverage & Food, Ltd.	127,300	5,377,819
		55,738,495
Luxembourg - 0.7%
Tenaris SA (L)	373,104	6,451,870
Malta - 0.0%
BGP Holdings PLC (I)	2,126,418	36,296
Netherlands - 8.5%
Aegon NV	2,759,076	14,054,366
Flow Traders (S)	124,882	3,931,904
ING Groep NV	552,756	8,349,002
QIAGEN NV (I)	414,029	12,018,917
Royal Dutch Shell PLC, B Shares	723,145	19,878,796
SBM Offshore NV	1,021,165	16,741,708
		74,974,693
Norway - 1.5%
Telenor ASA	434,719	7,231,747
Yara International ASA	158,270	6,096,204
		13,327,951
Singapore - 2.2%
Singapore Telecommunications, Ltd.	2,475,200	6,936,340
Singapore Telecommunications, Ltd., ADR	4,800	134,928
United Overseas Bank, Ltd.	744,800	11,764,323
		18,835,591
South Africa - 0.0%
Petra Diamonds, Ltd. (I)	3	5
South Korea - 11.0%
Hana Financial Group, Inc.	626,125	20,660,886
Hyundai Mobis Company, Ltd.	49,336	10,613,019
Hyundai Motor Company	49,426	6,965,696
KB Financial Group, Inc., ADR	427,011	18,775,674
Korea Investment Holdings Company, Ltd.	112,346	4,734,717
Posco Daewoo Corp.	330,464	7,049,964
Samsung Electronics Company, Ltd.	15,085	27,762,666
		96,562,622
Sweden - 0.5%
Getinge AB, B Shares (L)	262,002	4,593,817
Switzerland - 6.6%
ABB, Ltd.	463,718	10,853,553
Basilea Pharmaceutica AG (I)(L)	39,068	3,373,920
Credit Suisse Group AG	625,849	9,311,772

196

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

International Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
GAM Holding AG (I)	409,438	$5,045,147
Roche Holding AG	78,364	20,040,316
UBS Group AG	563,206	9,002,630
		57,627,338
Taiwan - 2.5%
Catcher Technology Company, Ltd.	970,000	9,586,590
Quanta Computer, Inc.	2,575,000	5,235,481
Taiwan Semiconductor Manufacturing Company, Ltd.	1,067,000	6,690,765
		21,512,836
Thailand - 1.3%
Bangkok Bank PCL, Foreign Shares	253,600	1,373,331
Bangkok Bank PCL, NVDR	1,236,700	6,532,524
PTT Exploration & Production PCL, Foreign Shares	1,443,600	3,907,413
		11,813,268
United Kingdom - 13.0%
Aviva PLC	1,489,826	9,941,683
BAE Systems PLC	1,286,644	10,355,139
Barclays PLC	3,113,258	8,788,027
BP PLC	3,669,004	21,119,173
Carillion PLC (L)	1,634,010	4,558,602
HSBC Holdings PLC	1,879,932	15,334,288
Johnson Matthey PLC	175,755	6,780,972
Kingfisher PLC	1,124,874	4,602,518
Petrofac, Ltd.	939,713	10,854,920
SIG PLC	3,407,511	4,756,678
Standard Chartered PLC (I)	1,727,281	16,521,281
		113,613,281
United States - 0.6%
Eli Lilly & Company	12,573	1,057,515
Tahoe Resources, Inc. (L)	547,200	4,394,553
		5,452,068
TOTAL COMMON STOCKS (Cost $807,666,684)		$834,209,501

SECURITIES LENDING COLLATERAL - 4.9%
John Hancock Collateral Trust, 0.9609% (W)(Y)	4,340,037	43,428,148
TOTAL SECURITIES LENDING COLLATERAL (Cost $43,429,831)		$43,428,148

SHORT-TERM INVESTMENTS - 3.3%
U.S. Government Agency - 3.3%
Federal Farm Credit Bank Discount Note 0.500%, 04/03/2017*	$4,200,000	4,200,000
Federal Home Loan Bank Discount Note 0.379%, 04/03/2017*	16,000,000	16,000,000

International Value Trust (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. Discount Note 0.700%, 04/03/2017*	$8,500,000	$8,500,000
		28,700,000
TOTAL SHORT-TERM INVESTMENTS (Cost $28,699,215)		$28,700,000
Total Investments (International Value Trust) (Cost $879,795,730) - 103.3%		$906,337,649
Other assets and liabilities, net - (3.3%)		(28,980,283)
TOTAL NET ASSETS - 100.0%		$877,357,366

Security Abbreviations and Legend

ADR	American Depositary Receipts
NVDR	Non-Voting Depositary Receipt
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 3-31-17. The value of securities on loan amounted to $41,152,641.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 3-31-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

197

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 45.6%
U.S. Government - 14.6%
Treasury Inflation Protected Securities
0.125%, 07/15/2024	$7,866,246	$7,793,169
0.250%, 01/15/2025	7,684,000	7,619,416
U.S. Treasury Bonds
2.500%, 02/15/2045 to 02/15/2046	1,852,000	1,662,047
3.000%, 11/15/2044 to 11/15/2045	2,305,000	2,290,059
4.500%, 02/15/2036 (L)	3,867,000	4,903,085
5.375%, 02/15/2031	3,000	4,005
U.S. Treasury Notes
1.375%, 04/30/2021 (D)	258,000	253,646
1.500%, 08/15/2026	2,325,000	2,150,897
1.625%, 05/15/2026	3,317,000	3,110,722
1.875%, 02/28/2022 (L)	3,150,000	3,142,862
2.000%, 08/15/2025 (D)	6,420,000	6,250,223
2.750%, 02/15/2024	66,000	68,282
		39,248,413
U.S. Government Agency - 31.0%
Federal Home Loan Mortgage Corp.
3.000%, TBA (C)	2,300,000	2,358,997
3.000%, 04/01/2045 to 01/01/2047	14,329,269	14,209,957
3.500%, TBA (C)	9,200,000	9,409,875
4.000%, TBA (C)	8,900,000	9,315,797
4.500%, TBA (C)	2,200,000	2,357,953
5.000%, 12/01/2034	247,148	270,591
6.500%, 04/01/2029 to 08/01/2034	17,337	20,027
7.500%, 08/01/2025 to 05/01/2028	8,148	9,249
Federal National Mortgage Association
2.500%, 05/01/2030 to 04/01/2045	8,659,916	8,610,735
2.660%, 03/01/2027	815,000	793,509
2.720%, 03/01/2027	780,000	767,018
2.780%, 03/01/2027	349,000	344,019
2.970%, 06/01/2027 to 06/01/2030	1,281,000	1,264,365
3.000%, TBA (C)	5,800,000	5,942,658
3.500%, TBA (C)	10,600,000	10,843,469
3.500%, 06/01/2046	5,149,251	5,271,747
4.000%, TBA (C)	1,000,000	1,048,984
4.500%, TBA (C)	3,100,000	3,324,404
5.000%, TBA (C)	1,800,000	1,966,922
Government National Mortgage Association
3.500%, TBA (C)	2,400,000	2,487,937
4.000%, 11/15/2040 to 02/15/2042	94,574	100,713
4.500%, TBA (C)	2,300,000	2,456,508
6.000%, 08/15/2032 to 04/15/2035	77,189	89,508
6.500%, 06/15/2028 to 02/15/2035	41,432	47,597

Investment Quality Bond Trust (continued)

		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
7.000%, 11/15/2031 to 11/15/2033		$254,955	$294,364
8.000%, 07/15/2030		2,633	3,161
			83,610,064
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $124,542,314)			$122,858,477

FOREIGN GOVERNMENT OBLIGATIONS - 2.3%
Argentina - 0.0%
Republic of Argentina 6.875%, 01/26/2027(S)		70,000	70,840
Brazil - 0.3%
Federative Republic of Brazil 10.000%, 01/01/2023	BRL	2,205,000	724,207
Colombia - 0.1%
Republic of Colombia 3.500%, 03/10/2021	COP	828,667,725	294,578
Hungary - 0.3%
Republic of Hungary
0.230%, 06/23/2021	HUF	172,060,000	584,357
6.500%, 06/24/2019		48,720,000	191,239
			775,596
Kuwait - 0.3%
State of Kuwait
2.750%, 03/20/2022 (S)		$405,000	405,830
3.500%, 03/20/2027 (S)		405,000	409,556
			815,386
Mexico - 0.4%
Government of Mexico
4.000%, 11/08/2046	MXN	4,025,653	229,364
5.000%, 12/11/2019		7,538,700	385,640
5.750%, 10/12/2110		$356,000	354,220
			969,224
Oman - 0.3%
Sultanate of Oman
5.375%, 03/08/2027 (S)		410,000	428,450
6.500%, 03/08/2047 (S)		260,000	274,300
			702,750
Romania - 0.1%
Government of Romania 1.350%, 02/25/2019	RON	1,600,000	373,287
Saudi Arabia - 0.2%
Kingdom of Saudi Arabia 4.500%, 10/26/2046		$600,000	591,420
South Africa - 0.2%
Republic of South Africa 6.250%, 03/31/2036	ZAR	6,035,000	319,612

198

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
South Africa (continued)
Republic of South Africa, CPI-Linked Bond 2.000%, 01/31/2025	ZAR	3,928,492	$282,784
			602,396
Turkey - 0.1%
Republic of Turkey 7.100%, 03/08/2023	TRY	1,575,000	364,478
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $6,237,466)			$6,284,162

CORPORATE BONDS - 30.1%
Consumer discretionary - 3.1%
21st Century Fox America, Inc.
3.375%, 11/15/2026		$140,000	137,105
4.750%, 11/15/2046		25,000	25,051
7.750%, 01/20/2024		272,000	334,234
7.850%, 03/01/2039		225,000	308,288
CBS Corp. 4.000%, 01/15/2026		65,000	66,548
CCO Holdings LLC
5.125%, 02/15/2023		5,000	5,149
5.250%, 09/30/2022		15,000	15,563
5.750%, 09/01/2023		35,000	36,400
Charter Communications Operating LLC
3.579%, 07/23/2020		165,000	169,805
4.464%, 07/23/2022		295,000	310,665
4.908%, 07/23/2025		240,000	253,423
6.484%, 10/23/2045		330,000	380,731
Comcast Cable Communications LLC 8.500%, 05/01/2027		206,000	284,884
Comcast Corp.
1.625%, 01/15/2022		40,000	38,353
2.750%, 03/01/2023		395,000	393,509
3.400%, 07/15/2046		245,000	208,750
4.750%, 03/01/2044		170,000	179,318
Cox Communications, Inc.
3.850%, 02/01/2025 (S)		165,000	164,478
4.800%, 02/01/2035 (S)		150,000	141,206
DISH DBS Corp. 6.750%, 06/01/2021		131,000	141,398
Ford Motor Company
4.346%, 12/08/2026		160,000	162,903
5.291%, 12/08/2046		150,000	150,197
Ford Motor Credit Company LLC 4.134%, 08/04/2025		215,000	216,028
General Motors Company
6.250%, 10/02/2043		210,000	231,364
6.600%, 04/01/2036		165,000	189,664
6.750%, 04/01/2046		20,000	23,418

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
General Motors Financial Company, Inc. 3.500%, 07/10/2019	$660,000	$678,008
GLP Capital LP 5.375%, 04/15/2026	15,000	15,488
Grupo Televisa SAB 6.125%, 01/31/2046	200,000	211,325
Hanesbrands, Inc. 4.875%, 05/15/2026(L)(S)	40,000	39,300
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 5.250%, 06/01/2026(S)	35,000	35,613
Lamar Media Corp. 5.750%, 02/01/2026	5,000	5,350
Liberty Interactive LLC 8.250%, 02/01/2030	130,000	139,750
Lowe’s Companies, Inc.
2.500%, 04/15/2026	240,000	227,939
3.700%, 04/15/2046	305,000	283,073
Meritage Homes Corp. 6.000%, 06/01/2025	50,000	52,094
Netflix, Inc. 4.375%, 11/15/2026(S)	30,000	29,475
Sky PLC 2.625%, 09/16/2019(S)	290,000	291,672
TEGNA, Inc. 5.125%, 07/15/2020	135,000	139,556
The Home Depot, Inc. 3.500%, 09/15/2056	185,000	161,041
Time Warner Cable LLC
4.500%, 09/15/2042	415,000	376,914
5.875%, 11/15/2040	195,000	206,955
6.750%, 07/01/2018	250,000	264,345
8.750%, 02/14/2019	80,000	89,419
Time Warner, Inc.
2.950%, 07/15/2026	95,000	88,452
6.100%, 07/15/2040	180,000	202,726
Toll Brothers Finance Corp. 4.875%, 11/15/2025	20,000	20,150
Viacom, Inc.
4.375%, 03/15/2043	104,000	90,120
5.875%, 02/28/2057 (P)	5,000	5,100
Videotron, Ltd. 5.375%, 06/15/2024(S)	70,000	72,713
WMG Acquisition Corp.
4.875%, 11/01/2024 (S)	65,000	65,325
5.000%, 08/01/2023 (S)	10,000	10,100
Wynn Las Vegas LLC 5.375%, 03/15/2022	70,000	71,663
		8,442,098
Consumer staples - 2.3%
Altria Group, Inc.
2.850%, 08/09/2022	60,000	60,114

199

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
3.875%, 09/16/2046	$140,000	$129,514
Anheuser-Busch InBev Finance, Inc.
1.900%, 02/01/2019	260,000	260,358
2.150%, 02/01/2019	85,000	85,566
3.300%, 02/01/2023	845,000	859,914
4.700%, 02/01/2036	425,000	449,929
4.900%, 02/01/2046	810,000	874,589
Anheuser-Busch InBev Worldwide, Inc.
2.500%, 07/15/2022	150,000	148,231
3.750%, 07/15/2042	225,000	205,998
BAT International Finance PLC 2.750%, 06/15/2020(S)	240,000	242,037
CVS Health Corp.
2.800%, 07/20/2020	310,000	315,156
3.875%, 07/20/2025	179,000	184,415
5.125%, 07/20/2045	375,000	413,054
Danone SA 1.691%, 10/30/2019(S)	235,000	231,842
Imperial Brands Finance PLC
2.050%, 07/20/2018 (L)(S)	220,000	220,138
2.950%, 07/21/2020 (S)	300,000	303,785
Kraft Heinz Foods Company
2.000%, 07/02/2018	160,000	160,381
2.800%, 07/02/2020	95,000	96,270
4.375%, 06/01/2046	115,000	107,464
Lamb Weston Holdings, Inc.
4.625%, 11/01/2024 (S)	25,000	25,500
4.875%, 11/01/2026 (S)	25,000	25,500
Reynolds American, Inc.
3.250%, 06/12/2020	270,000	277,002
4.000%, 06/12/2022	40,000	41,978
Sysco Corp. 2.500%, 07/15/2021	245,000	244,158
The Kroger Company
1.500%, 09/30/2019	110,000	108,397
2.650%, 10/15/2026	20,000	18,421
3.875%, 10/15/2046	20,000	17,945
Walgreens Boots Alliance, Inc. 2.600%, 06/01/2021	125,000	125,136
		6,232,792
Energy - 3.8%
Anadarko Petroleum Corp.
3.450%, 07/15/2024	420,000	409,478
4.850%, 03/15/2021	140,000	149,752
6.600%, 03/15/2046	265,000	319,788
6.950%, 06/15/2019	40,000	43,984
Antero Resources Corp. 5.625%, 06/01/2023	20,000	20,450
Apache Corp. 4.250%, 01/15/2044	20,000	18,755
BP Capital Markets PLC
2.112%, 09/16/2021	115,000	112,798
2.521%, 01/15/2020	105,000	106,335
2.750%, 05/10/2023	275,000	271,521

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Cenovus Energy, Inc. 3.000%, 08/15/2022	$240,000	$236,397
Concho Resources, Inc. 5.500%, 04/01/2023	30,000	30,957
ConocoPhillips Company 4.950%, 03/15/2026	265,000	294,102
Continental Resources, Inc.
4.500%, 04/15/2023	15,000	14,625
5.000%, 09/15/2022	45,000	45,450
DCP Midstream Operating LP
2.700%, 04/01/2019	20,000	19,800
4.950%, 04/01/2022	20,000	20,200
5.600%, 04/01/2044	30,000	27,600
Devon Energy Corp.
3.250%, 05/15/2022	245,000	242,677
5.000%, 06/15/2045	190,000	190,581
Devon Financing Company LLC 7.875%, 09/30/2031	55,000	71,028
Encana Corp. 3.900%, 11/15/2021	155,000	158,336
Energy Transfer Equity LP 7.500%, 10/15/2020	125,000	139,375
Energy Transfer Partners LP 3.600%, 02/01/2023	430,000	427,344
Enterprise Products Operating LLC 3.950%, 02/15/2027(L)	135,000	137,639
EOG Resources, Inc. 4.150%, 01/15/2026	120,000	125,351
Fortive Corp. 2.350%, 06/15/2021(S)	160,000	158,024
Hess Corp.
4.300%, 04/01/2027	205,000	201,843
5.600%, 02/15/2041	140,000	140,182
5.800%, 04/01/2047	70,000	72,756
6.000%, 01/15/2040	140,000	143,868
Kerr-McGee Corp. 6.950%, 07/01/2024	345,000	405,819
Kinder Morgan Energy Partners LP
5.300%, 09/15/2020	35,000	37,845
6.500%, 04/01/2020	25,000	27,664
6.850%, 02/15/2020	55,000	61,202
Kinder Morgan, Inc. 5.050%, 02/15/2046	300,000	291,136
Magellan Midstream Partners LP 5.000%, 03/01/2026	85,000	93,851
Marathon Oil Corp.
2.700%, 06/01/2020	75,000	74,464
2.800%, 11/01/2022	275,000	264,191
3.850%, 06/01/2025	20,000	19,661
5.200%, 06/01/2045	10,000	9,855
6.600%, 10/01/2037	5,000	5,672
6.800%, 03/15/2032	10,000	11,426
MEG Energy Corp.
6.500%, 01/15/2025 (L)(S)	10,000	10,000
7.000%, 03/31/2024 (S)	27,000	24,165

200

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
MPLX LP
4.125%, 03/01/2027	$135,000	$134,226
5.200%, 03/01/2047	40,000	40,240
Petrobras Global Finance BV 7.375%, 01/17/2027	170,000	179,724
Petroleos Mexicanos
4.625%, 09/21/2023	35,000	35,201
5.500%, 02/04/2019 to 06/27/2044	170,000	167,616
6.375%, 02/04/2021	115,000	124,744
6.500%, 03/13/2027 (S)	60,000	64,545
6.750%, 09/21/2047	177,000	179,674
Phillips 66 Partners LP 3.550%, 10/01/2026	70,000	66,853
Pioneer Natural Resources Company
3.450%, 01/15/2021	70,000	71,651
3.950%, 07/15/2022	70,000	72,858
4.450%, 01/15/2026	280,000	294,675
Plains All American Pipeline LP
2.850%, 01/31/2023	260,000	249,202
3.650%, 06/01/2022	260,000	263,592
4.500%, 12/15/2026	170,000	173,340
QEP Resources, Inc. 6.800%, 03/01/2020	5,000	5,235
Regency Energy Partners LP 5.875%, 03/01/2022	10,000	10,995
Sabine Pass Liquefaction LLC 4.200%, 03/15/2028(S)	100,000	98,483
Shell International Finance BV
2.500%, 09/12/2026	95,000	89,611
3.250%, 05/11/2025	255,000	257,451
4.375%, 05/11/2045	225,000	228,326
SM Energy Company 6.125%, 11/15/2022	20,000	20,150
Statoil ASA 3.950%, 05/15/2043	220,000	212,713
Sunoco Logistics Partners Operations LP
3.900%, 07/15/2026	15,000	14,491
4.250%, 04/01/2024	160,000	162,867
Tesoro Corp. 5.125%, 04/01/2024	45,000	46,800
Tesoro Logistics LP 6.250%, 10/15/2022	45,000	47,531
Texas Eastern Transmission LP 2.800%, 10/15/2022(S)	235,000	227,472
The Williams Companies, Inc.
3.700%, 01/15/2023	30,000	29,475
4.550%, 06/24/2024	5,000	5,038
7.875%, 09/01/2021	10,000	11,550
Valero Energy Corp.
3.400%, 09/15/2026	340,000	324,766
4.900%, 03/15/2045	20,000	19,978
Williams Partners LP
3.600%, 03/15/2022	255,000	258,638
4.000%, 11/15/2021	130,000	134,508

Investment Quality Bond Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
4.300%, 03/04/2024		$210,000	$216,066
WPX Energy, Inc.
5.250%, 09/15/2024		30,000	29,025
6.000%, 01/15/2022		20,000	20,400
			10,277,657
Financials - 10.5%
Allied Irish Banks PLC (7.375% to 12/03/2020, then 5 Year Euro Swap Rate + 7.339%) 12/03/2020(Q)	EUR	225,000	254,079
American Express Credit Corp. 2.200%, 03/03/2020		$555,000	556,570
American International Group, Inc. 4.700%, 07/10/2035		155,000	156,833
Banco Bilbao Vizcaya Argentaria SA (7.000% to 02/19/2019, then 5 Year Euro Swap Rate + 6.155%) 02/19/2019(Q)	EUR	200,000	213,199
Banco Bilbao Vizcaya Argentaria SA (8.875% to 04/14/2021, then 5 Year Euro Swap Rate + 9.177%) 04/14/2021(Q)		200,000	233,369
Banco Bilbao Vizcaya Argentaria SA (9.000% to 05/09/2018, then 5 Year U.S. Swap Rate + 8.262%) 05/09/2018(Q)		$200,000	209,644
Banco Santander SA (6.250% to 03/12/2019, then 5 Year Euro Swap Rate + 5.410%) 03/12/2019(Q)	EUR	100,000	105,346
Banco Santander SA (6.250% to 09/11/2021, then 5 Year Euro Swap Rate + 5.640%) 09/11/2021(Q)		100,000	105,346
Bank of America Corp.
2.503%, 10/21/2022		$525,000	511,339
2.625%, 04/19/2021		360,000	359,081
3.124%, 01/20/2023 (P)		110,000	110,423
4.183%, 11/25/2027		355,000	356,268
4.200%, 08/26/2024		365,000	371,654
4.443%, 01/20/2048 (P)		90,000	90,102
5.625%, 07/01/2020		295,000	323,500
6.400%, 08/28/2017		475,000	484,227
7.750%, 05/14/2038		560,000	769,100
Barclays Bank PLC 6.050%, 12/04/2017(S)		645,000	661,857
Barclays PLC 3.684%, 01/10/2023		330,000	331,376
Barclays PLC (7.875% to 03/15/2022, then 5 Year U.S. Swap Rate + 6.772%) 03/15/2022(Q)		300,000	312,178

201

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
BNP Paribas SA (7.625% to 03/30/2021, then 5 Year U.S. Swap Rate + 6.314%) 03/30/2021(Q)(S)	$230,000	$244,375
Burlington Northern Santa Fe LLC
3.250%, 06/15/2027	40,000	40,294
4.125%, 06/15/2047	225,000	224,295
Capital One NA
1.650%, 02/05/2018	500,000	499,920
2.350%, 08/17/2018	740,000	744,622
CBOE Holdings, Inc. 3.650%, 01/12/2027	235,000	236,232
CIT Group, Inc. 5.500%, 02/15/2019(S)	110,000	115,638
Citigroup, Inc.
3.200%, 10/21/2026	190,000	181,345
4.300%, 11/20/2026	250,000	252,370
4.450%, 09/29/2027	915,000	928,474
4.600%, 03/09/2026	185,000	189,962
4.650%, 07/30/2045	106,000	110,578
CNO Financial Group, Inc. 5.250%, 05/30/2025	35,000	35,897
Credit Agricole SA (8.125% to 12/23/2025, then 5 Year U.S. Swap Rate + 6.185%) 12/23/2025(Q)(S)	400,000	426,000
Credit Bank of Moscow 7.500%, 10/05/2027(P)(S)	200,000	203,500
Credit Suisse Group AG (6.250% to 12/18/2024, then 5 Year U.S. Swap Rate + 3.455%) 12/18/2024(Q)	475,000	482,690
Credit Suisse Group Funding Guernsey, Ltd. 3.125%, 12/10/2020	300,000	301,622
Genworth Holdings, Inc. 4.900%, 08/15/2023	25,000	20,813
HSBC Holdings PLC
2.950%, 05/25/2021	200,000	200,963
3.400%, 03/08/2021	475,000	485,748
3.600%, 05/25/2023	400,000	406,401
HSBC Holdings PLC (3.262% to 03/13/2022, then 3 month LIBOR + 1.055%) 03/13/2022	575,000	577,782
Intercontinental Exchange, Inc. 2.750%, 12/01/2020	180,000	182,851
Intesa Sanpaolo SpA (7.700% to 09/17/2025, then 5 Year U.S. Swap Rate + 5.462%) 09/17/2025(Q)(S)	375,000	358,125
JPMorgan Chase & Co.
2.400%, 06/07/2021	590,000	586,586
2.700%, 05/18/2023	545,000	533,051
2.750%, 06/23/2020	600,000	607,751

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
4.250%, 10/01/2027	$320,000	$328,396
Marsh & McLennan Companies, Inc. 3.500%, 03/10/2025	175,000	177,392
Massachusetts Mutual Life Insurance Company 8.875%, 06/01/2039(S)	41,000	66,556
MGIC Investment Corp. 5.750%, 08/15/2023	10,000	10,550
Morgan Stanley
2.450%, 02/01/2019	310,000	312,850
2.500%, 04/21/2021	625,000	621,565
3.125%, 07/27/2026	55,000	52,538
3.625%, 01/20/2027	275,000	272,873
3.950%, 04/23/2027	165,000	163,375
4.000%, 07/23/2025	245,000	252,729
4.350%, 09/08/2026	150,000	152,653
6.625%, 04/01/2018	855,000	894,766
MSCI, Inc.
4.750%, 08/01/2026 (S)	5,000	5,050
5.250%, 11/15/2024 (S)	30,000	31,575
5.750%, 08/15/2025 (S)	15,000	15,938
Nasdaq, Inc. 3.850%, 06/30/2026	60,000	59,672
Navient Corp.
5.500%, 01/15/2019	25,000	25,900
6.500%, 06/15/2022	205,000	206,794
6.625%, 07/26/2021	10,000	10,350
7.250%, 01/25/2022 to 09/25/2023	90,000	92,290
8.000%, 03/25/2020	10,000	10,863
Radian Group, Inc. 7.000%, 03/15/2021	25,000	27,656
Royal Bank of Scotland Group PLC 3.875%, 09/12/2023	415,000	408,949
Royal Bank of Scotland Group PLC (7.500% to 08/10/2020, then 5 Year U.S. Swap Rate + 5.800%) 08/10/2020(Q)	220,000	216,975
Santander Holdings USA, Inc. 3.700%, 03/28/2022(S)	370,000	370,509
Societe Generale SA (7.375% to 09/13/2021, then 5 Year U.S. Swap Rate + 6.238%) 09/13/2021(Q)(S)	375,000	380,850
Societe Generale SA (8.250% to 11/29/2018, then 5 Year U.S. Swap Rate + 6.394%) 11/29/2018(Q)	250,000	261,540
The Bear Stearns Companies LLC 7.250%, 02/01/2018	230,000	240,380
The Goldman Sachs Group, Inc.
2.000%, 04/25/2019	100,000	99,807
2.350%, 11/15/2021	315,000	308,703
2.375%, 01/22/2018	365,000	367,004

202

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
2.600%, 04/23/2020	$100,000	$100,552
2.750%, 09/15/2020	320,000	322,609
2.875%, 02/25/2021	320,000	322,329
3.750%, 02/25/2026	240,000	241,516
4.750%, 10/21/2045	145,000	152,941
5.150%, 05/22/2045	440,000	461,411
6.250%, 02/01/2041	255,000	320,157
6.750%, 10/01/2037	590,000	727,862
UBS Group AG (6.875% to 03/22/2021, then 5 Year U.S. Swap Rate + 5.497%) 03/22/2021(Q)	500,000	519,375
UBS Group Funding Jersey, Ltd. 2.650%, 02/01/2022(S)	380,000	372,466
Wells Fargo & Company
3.000%, 04/22/2026 to 10/23/2026	310,000	296,816
3.069%, 01/24/2023	605,000	607,591
4.400%, 06/14/2046	245,000	236,723
4.900%, 11/17/2045	410,000	429,241
5.606%, 01/15/2044	360,000	412,179
Wells Fargo Bank NA 2.150%, 12/06/2019	575,000	577,082
		28,241,274
Health care - 2.6%
AbbVie, Inc. 3.200%, 05/14/2026	140,000	134,565
Actavis Funding SCS
2.350%, 03/12/2018	930,000	934,005
3.000%, 03/12/2020	370,000	376,076
Aetna, Inc. 2.800%, 06/15/2023	90,000	89,248
Anthem, Inc.
3.500%, 08/15/2024	295,000	296,822
4.625%, 05/15/2042	170,000	172,659
Baxalta, Inc. 3.600%, 06/23/2022	35,000	35,774
Cardinal Health, Inc. 1.950%, 06/15/2018	145,000	145,437
Celgene Corp. 4.625%, 05/15/2044	110,000	108,615
Community Health Systems, Inc.
5.125%, 08/01/2021	50,000	49,438
6.250%, 03/31/2023	15,000	15,300
EMD Finance LLC 2.950%, 03/19/2022(S)	320,000	320,859
Gilead Sciences, Inc.
2.500%, 09/01/2023	80,000	77,384
3.250%, 09/01/2022	105,000	107,246
HCA, Inc. 7.500%, 02/15/2022	80,000	91,500
Kinetic Concepts, Inc. 7.875%, 02/15/2021(S)	50,000	53,000

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Health care (continued)
LifePoint Health, Inc. 5.875%, 12/01/2023	$70,000	$72,100
MEDNAX, Inc. 5.250%, 12/01/2023(S)	15,000	15,300
Medtronic, Inc. 4.375%, 03/15/2035	351,000	367,403
Mylan NV
3.000%, 12/15/2018	150,000	151,731
3.150%, 06/15/2021	160,000	160,669
3.750%, 12/15/2020	170,000	174,370
Quintiles IMS, Inc. 4.875%, 05/15/2023(S)	35,000	35,481
Shire Acquisitions Investments Ireland DAC 2.400%, 09/23/2021	290,000	283,993
Tenet Healthcare Corp. 6.000%, 10/01/2020	135,000	142,763
Teva Pharmaceutical Finance Netherlands III BV
1.700%, 07/19/2019	495,000	489,311
2.200%, 07/21/2021	380,000	365,603
Thermo Fisher Scientific, Inc.
2.950%, 09/19/2026	80,000	76,161
3.000%, 04/15/2023	255,000	253,026
UnitedHealth Group, Inc.
1.700%, 02/15/2019	230,000	229,999
3.350%, 07/15/2022	265,000	274,144
3.750%, 07/15/2025	285,000	297,602
4.250%, 04/15/2047	40,000	40,891
4.750%, 07/15/2045	60,000	65,734
Valeant Pharmaceuticals International, Inc.
6.500%, 03/15/2022 (S)	5,000	5,144
7.000%, 03/15/2024 (S)	10,000	10,263
Zimmer Biomet Holdings, Inc. 1.450%, 04/01/2017	520,000	520,000
		7,039,616
Industrials - 1.2%
Aircastle, Ltd.
5.000%, 04/01/2023	5,000	5,263
5.500%, 02/15/2022	20,000	21,450
Canadian Pacific Railway Company 9.450%, 08/01/2021	175,000	219,023
Clean Harbors, Inc.
5.125%, 06/01/2021	20,000	20,400
5.250%, 08/01/2020	71,000	72,243
CNH Industrial Capital LLC 4.375%, 11/06/2020	70,000	72,363
Delta Air Lines, Inc. 3.625%, 03/15/2022	470,000	479,725
Embraer Netherlands Finance BV 5.400%, 02/01/2027	320,000	330,074
EnerSys 5.000%, 04/30/2023(S)	55,000	55,344

203

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
ERAC USA Finance LLC 2.600%, 12/01/2021(S)	$305,000	$299,815
FedEx Corp.
4.400%, 01/15/2047	60,000	58,392
4.550%, 04/01/2046	240,000	240,106
4.750%, 11/15/2045	25,000	25,597
Huntington Ingalls Industries, Inc. 5.000%, 11/15/2025(S)	10,000	10,450
L3 Technologies, Inc. 3.850%, 12/15/2026	45,000	45,621
Lockheed Martin Corp.
2.500%, 11/23/2020	115,000	115,778
4.700%, 05/15/2046	205,000	221,980
Norfolk Southern Corp. 2.900%, 06/15/2026	220,000	212,394
Oshkosh Corp. 5.375%, 03/01/2025	50,000	51,625
Penske Truck Leasing Company LP
4.250%, 01/17/2023 (S)	325,000	338,546
4.875%, 07/11/2022 (S)	125,000	134,923
Ryder System, Inc.
2.450%, 09/03/2019	20,000	20,103
2.550%, 06/01/2019	135,000	136,089
Sensata Technologies BV
5.000%, 10/01/2025 (S)	65,000	65,488
5.625%, 11/01/2024 (S)	10,000	10,425
United Rentals North America, Inc.
4.625%, 07/15/2023	25,000	25,750
5.500%, 07/15/2025	45,000	46,350
		3,335,317
Information technology - 1.4%
Apple, Inc.
3.350%, 02/09/2027	105,000	105,980
3.450%, 02/09/2045	245,000	219,471
3.850%, 08/04/2046	60,000	57,116
Applied Materials Inc 4.350%, 04/01/2047	35,000	35,472
Applied Materials, Inc. 3.300%, 04/01/2027	50,000	50,142
Cardtronics, Inc. 5.125%, 08/01/2022	55,000	55,688
Diamond 1 Finance Corp.
3.480%, 06/01/2019 (S)	165,000	169,152
4.420%, 06/15/2021 (S)	85,000	88,880
8.350%, 07/15/2046 (S)	60,000	77,848
First Data Corp.
5.000%, 01/15/2024 (S)	15,000	15,263
5.375%, 08/15/2023 (S)	75,000	78,094
Hewlett Packard Enterprise Company 3.600%, 10/15/2020	815,000	837,576
Intel Corp. 4.100%, 05/19/2046	130,000	129,685

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Keysight Technologies, Inc. 4.600%, 04/06/2027	$120,000	$120,993
Lam Research Corp. 2.800%, 06/15/2021	205,000	205,682
Microsoft Corp.
1.550%, 08/08/2021	400,000	389,975
2.400%, 08/08/2026	155,000	146,554
3.300%, 02/06/2027	35,000	35,564
3.700%, 08/08/2046	185,000	173,294
3.950%, 08/08/2056	240,000	223,440
Nokia OYJ 6.625%, 05/15/2039	45,000	47,756
Open Text Corp. 5.625%, 01/15/2023(S)	35,000	36,400
Versum Materials, Inc. 5.500%, 09/30/2024(S)	5,000	5,169
Visa, Inc.
2.800%, 12/14/2022	115,000	115,985
4.300%, 12/14/2045	325,000	341,131
		3,762,310
Materials - 0.4%
Anglo American Capital PLC 4.450%, 09/27/2020(S)	100,000	104,000
Boise Cascade Company 5.625%, 09/01/2024(S)	15,000	15,225
Cascades, Inc. 5.750%, 07/15/2023(S)	40,000	40,000
Clearwater Paper Corp. 5.375%, 02/01/2025(S)	55,000	54,450
Crown Americas LLC 4.250%, 09/30/2026(S)	20,000	19,238
Eagle Materials, Inc. 4.500%, 08/01/2026	15,000	14,925
Kaiser Aluminum Corp. 5.875%, 05/15/2024	10,000	10,422
Methanex Corp.
4.250%, 12/01/2024	115,000	114,867
5.650%, 12/01/2044	120,000	114,722
Norbord, Inc. 6.250%, 04/15/2023(S)	50,000	52,500
Owens-Brockway Glass Container, Inc. 5.875%, 08/15/2023(S)	30,000	31,744
Reynolds Group Issuer, Inc. 5.125%, 07/15/2023(S)	70,000	71,925
Rio Tinto Finance USA, Ltd. 3.750%, 06/15/2025	85,000	88,357
Standard Industries, Inc. 5.375%, 11/15/2024(S)	140,000	141,837
Steel Dynamics, Inc. 5.500%, 10/01/2024	45,000	47,025
Teck Resources, Ltd. 8.500%, 06/01/2024(S)	35,000	40,381
Vale Overseas, Ltd.

204

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
6.250%, 08/10/2026	$110,000	$119,488
6.875%, 11/10/2039	30,000	32,082
		1,113,188
Real estate - 0.5%
American Tower Corp.
3.400%, 02/15/2019	180,000	184,010
3.450%, 09/15/2021	185,000	188,317
Brandywine Operating Partnership LP 4.950%, 04/15/2018	205,000	210,594
Crown Castle International Corp.
3.400%, 02/15/2021	35,000	35,599
3.700%, 06/15/2026	135,000	132,468
Kimco Realty Corp. 3.400%, 11/01/2022	30,000	30,275
Prologis LP 3.350%, 02/01/2021	315,000	324,323
Ventas Realty LP 4.750%, 06/01/2021	150,000	160,561
		1,266,147
Telecommunication services - 2.6%
AT&T, Inc.
3.600%, 02/17/2023 (L)	375,000	379,751
4.125%, 02/17/2026	375,000	380,250
4.750%, 05/15/2046	360,000	336,975
Frontier Communications Corp. 10.500%, 09/15/2022	25,000	25,313
GTP Acquisition Partners I LLC 3.482%, 06/16/2025(S)	730,000	730,277
SBA Tower Trust
2.898%, 10/15/2044 (S)	505,000	506,509
2.933%, 12/09/2042 (S)	520,000	520,264
3.598%, 04/15/2043 (S)	730,000	730,170
Sprint Corp. 7.125%, 06/15/2024	140,000	149,450
Sprint Spectrum Company LLC 3.360%, 03/20/2023(S)	760,000	760,000
T-Mobile USA, Inc. 6.633%, 04/28/2021	55,000	56,843
Telecom Italia Capital SA
6.000%, 09/30/2034	15,000	14,813
7.721%, 06/04/2038	25,000	27,688
Telefonica Emisiones SAU 4.103%, 03/08/2027	215,000	216,394
Verizon Communications, Inc.
4.125%, 03/16/2027	130,000	132,231
4.272%, 01/15/2036	330,000	304,699
4.400%, 11/01/2034	225,000	212,869
4.672%, 03/15/2055	1,248,000	1,115,200
4.812%, 03/15/2039 (S)	245,000	238,566
5.012%, 08/21/2054	223,000	212,174
		7,050,436

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities - 1.7%
AES Corp. 5.500%, 03/15/2024	$140,000	$142,100
AmeriGas Partners LP
5.625%, 05/20/2024	25,000	25,125
5.875%, 08/20/2026	25,000	24,875
Broadcom Corp.
3.000%, 01/15/2022 (S)	660,000	658,013
3.625%, 01/15/2024 (S)	545,000	548,898
Calpine Corp. 5.875%, 01/15/2024(S)	35,000	36,881
Dominion Resources, Inc. 2.850%, 08/15/2026	180,000	168,059
DTE Energy Company 1.500%, 10/01/2019	170,000	167,131
Duke Energy Corp. 2.650%, 09/01/2026	85,000	78,875
Duke Energy Florida LLC 3.400%, 10/01/2046	305,000	273,551
Duke Energy Progress LLC 4.375%, 03/30/2044	70,000	73,379
Electricite de France SA 4.950%, 10/13/2045(S)	275,000	276,366
Emera US Finance LP
2.700%, 06/15/2021	35,000	34,798
4.750%, 06/15/2046	50,000	50,438
Exelon Corp.
2.450%, 04/15/2021	50,000	49,397
2.850%, 06/15/2020	280,000	283,637
FirstEnergy Corp. 4.250%, 03/15/2023	250,000	258,306
Fortis, Inc.
2.100%, 10/04/2021 (S)	75,000	72,663
3.055%, 10/04/2026 (S)	170,000	159,498
Great Plains Energy, Inc.
3.150%, 04/01/2022	125,000	126,242
3.900%, 04/01/2027	110,000	110,904
NextEra Energy Capital Holdings, Inc. 1.649%, 09/01/2018	105,000	104,682
NRG Energy, Inc. 6.250%, 07/15/2022	55,000	56,238
Oncor Electric Delivery Company LLC 7.000%, 09/01/2022	70,000	84,435
Progress Energy, Inc. 7.000%, 10/30/2031	145,000	190,938
Southern Company Gas Capital Corp. 2.450%, 10/01/2023	60,000	57,541
Suburban Propane Partners LP 5.875%, 03/01/2027	30,000	29,550
The Southern Company
1.850%, 07/01/2019	135,000	134,254
2.950%, 07/01/2023	85,000	82,727

205

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
4.400%, 07/01/2046	$85,000	$81,218
		4,440,719
TOTAL CORPORATE BONDS (Cost $80,355,623)		$81,201,554

MUNICIPAL BONDS - 1.2%
Chicago Transit Authority, Series A (Illinois) 6.899%, 12/01/2040	40,000	49,852
Chicago Transit Authority, Series B (Illinois) 6.899%, 12/01/2040	395,000	492,285
City of Chicago (Illinois) 7.045%, 01/01/2029	600,000	611,382
Municipal Electric Authority of Georgia 6.637%, 04/01/2057	35,000	39,799
Puerto Rico Commonwealth Government Employees Retirement System, Series A
6.150%, 07/01/2038	475,000	196,531
6.200%, 07/01/2039	525,000	217,219
Puerto Rico Commonwealth Government Employees Retirement System, Series B 6.550%, 07/01/2058	195,000	80,681
Puerto Rico Commonwealth Government Employees Retirement System, Series C 6.300%, 07/01/2043	710,000	293,763
State of California
7.300%, 10/01/2039	385,000	540,528
7.550%, 04/01/2039	210,000	307,635
7.600%, 11/01/2040	215,000	320,754
State of Illinois, GO
5.100%, 06/01/2033	60,000	54,664
5.665%, 03/01/2018	125,000	128,330
TOTAL MUNICIPAL BONDS (Cost $3,411,312)		$3,333,423

TERM LOANS (M) - 3.3%
Consumer discretionary - 1.1%
Acosta, Inc. 4.289%, 09/26/2021	97,001	90,696
Advantage Sales & Marketing, Inc. 4.250%, 07/23/2021	194,506	192,318
Bass Pro Group LLC 6.147%, 12/16/2023	150,000	144,282
Boyd Gaming Corp. TBD 03/06/2024 (T)	115,000	115,557
CityCenter Holdings LLC 3.732%, 10/16/2020	164,349	165,822
Delta 2 Lux SARL 4.568%, 02/01/2024	150,000	149,850
Eldorado Resorts LLC TBD 03/13/2024 (T)	100,000	99,750

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
TERM LOANS (continued)
Consumer discretionary (continued)
Hilton Worldwide Finance LLC 2.982%, 10/25/2023	$262,062	$263,878
ION Media Networks, Inc. 4.500%, 12/18/2020	220,753	222,409
Neiman Marcus Group, Ltd. LLC 4.250%, 10/25/2020	184,611	148,084
New Red Finance, Inc. TBD 02/16/2024 (T)	100,000	100,042
Scientific Games International, Inc. 6.000%, 10/01/2021	88,498	89,590
SRAM LLC 4.532%, 03/15/2024	193,444	193,686
The ServiceMaster Company LLC 3.482%, 11/08/2023	100,516	101,427
Town Sports International LLC 4.500%, 11/15/2020	273,467	235,866
Tribune Media Company 3.982%, 01/27/2024	322,290	323,902
Univision Communications, Inc. TBD 03/15/2024 (T)	150,000	149,000
UPC Financing Partnership 3.662%, 04/15/2025	100,000	100,208
		2,886,367
Consumer staples - 0.2%
Albertsons LLC 3.982%, 08/22/2021	177,912	178,640
Brightview Landscapes LLC 4.001%, 12/18/2020	236,083	236,539
Galleria Company 3.813%, 09/29/2023	70,000	70,525
Reynolds Group Holdings, Inc. 3.982%, 02/05/2023	169,151	169,733
		655,437
Energy - 0.3%
California Resources Corp. 11.375%, 12/31/2021	110,000	121,366
Chesapeake Energy Corp. 8.553%, 08/23/2021	100,000	106,375
Foresight Energy LLC TBD 03/10/2024 (T)	270,000	262,575
Seadrill Operating LP 4.147%, 02/21/2021	106,692	72,105
Western Refining, Inc. 5.250%, 11/12/2020	145,125	145,125
		707,546
Financials - 0.2%
Asurion LLC
4.232%, 07/08/2020	196,872	197,939
8.500%, 03/03/2021	245,000	247,756
Frank Russell Company 6.750%, 06/01/2023	119,100	120,366
		566,061

206

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
TERM LOANS (continued)
Health care - 0.4%
Brand Energy & Infrastructure Services, Inc. 4.772%, 11/26/2020	$198,338	$198,685
Change Healthcare Holdings LLC 3.750%, 03/01/2024	150,000	150,188
Community Health Systems, Inc.
3.798%, 12/31/2019	36,517	36,264
4.048%, 01/27/2021	67,191	66,233
Endo Luxembourg Finance I Company SARL 4.000%, 09/26/2022	98,750	98,599
Envision Healthcare Corp. 4.150%, 12/01/2023	103,952	104,732
inVentiv Group Holdings, Inc. 4.804%, 11/09/2023	134,663	134,943
MPH Acquisition Holdings LLC 4.897%, 06/07/2023	114,013	115,397
Opal Acquisition, Inc. 5.088%, 11/27/2020	101,822	95,119
US Renal Care, Inc. 5.397%, 12/31/2022	102,989	96,456
		1,096,616
Industrials - 0.4%
Avolon Holdings, Ltd. 3.728%, 03/20/2022	100,000	101,292
Fly Funding II SARL 3.790%, 02/09/2022	138,188	138,533
Gardner Denver, Inc. 4.559%, 07/30/2020	386,000	384,915
Nexeo Solutions LLC 5.281%, 06/09/2023	114,139	114,995
RBS Global, Inc. 3.879%, 08/21/2020	254,513	255,149
TransDigm, Inc. 4.037%, 05/14/2022	220,716	219,732
		1,214,616
Information technology - 0.3%
First Data Corp. 3.984%, 03/24/2021	290,163	292,287
SS&C European Holdings SARL 3.232%, 07/08/2022	6,155	6,182
SS&C Technologies, Inc. 3.232%, 07/08/2022	60,824	61,091
WEX, Inc. 4.482%, 07/01/2023	198,500	200,662
Xerox Business Services LLC 6.334%, 12/07/2023	129,675	131,004
		691,226
Materials - 0.2%
Berry Plastics Corp. 3.108%, 01/06/2021	348,197	349,764

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
TERM LOANS (continued)
Materials (continued)
The Chemours Company 6.000%, 05/12/2022	$75,894	$76,273
		426,037
Real estate - 0.1%
DTZ US Borrower LLC 4.304%, 11/04/2021	137,858	138,569
Telecommunication services - 0.1%
Level 3 Financing, Inc. 3.227%, 02/22/2024	200,000	200,250
Sprint Communications, Inc. 3.500%, 02/02/2024	140,000	139,901
		340,151
Utilities - 0.0%
Calpine Corp. 3.900%, 05/31/2023	133,988	134,511
TOTAL TERM LOANS (Cost $8,927,261)		$8,857,137

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.4%
Commercial and residential - 11.1%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 5A1, 1.502%, 01/25/2036 (P)	62,844	58,416
Series 2005-10, Class 6A21, 1.482%, 01/25/2036 (P)	107,763	93,231
Alternative Loan Trust
Series 2005-27, Class 2A1, 1.988%, 08/25/2035 (P)	287,151	231,783
Series 2005-56, Class 5A1, 1.302%, 11/25/2035 (P)	125,103	104,643
Series 2005-72, Class A1, 1.252%, 01/25/2036 (P)	36,484	31,691
Series 2005-7CB, Class 2A8, 1.432%, 04/25/2035 (P)	115,216	96,690
Series 2006-9T1, Class A1, 5.750%, 05/25/2036	152,083	116,021
American Home Mortgage Assets Trust
Series 2006-2, Class 2A1, 1.172%, 09/25/2046 (P)	48,941	39,977
Series 2006-3, Class 2A11, 1.578%, 10/25/2046 (P)	63,274	49,855
Series 2007-2, Class A1, 1.107%, 03/25/2047 (P)	37,496	31,477
Angel Oak Mortgage Trust LLC, Series 2017-1, Class A1 2.810%, 01/25/2047 (P)(S)	176,866	176,863
Banc of America Commercial Mortgage Trust, Series 2007-4, Class A4 5.894%, 02/10/2051 (P)	205,150	206,472

207

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Banc of America Funding Trust, Series 2006-C, Class 3A1 3.379%, 04/20/2036 (P)	$113,058	$95,192
BBCMS Mortgage Trust
Series 2017-C1, Class A4, 3.674%, 02/15/2050	429,000	441,775
Series 2017-C1, Class XA, 1.531%, 02/15/2050 (P)	3,462,724	383,744
BBCMS Trust, Series 2013- TYSN, Class A2 3.756%, 09/05/2032 (S)	330,000	345,535
BCAP LLC Trust, Series 2006- AA2, Class A1 1.152%, 01/25/2037 (P)	214,315	179,192
Bear Stearns ALT-A Trust
Series 2005-10, Class 11A1, 1.482%, 01/25/2036 (P)	273,006	243,165
Series 2005-9, Class 11A1, 1.502%, 11/25/2035 (P)	70,076	69,439
Bear Stearns ARM Trust, Series 2005-12, Class 11A1 3.184%, 02/25/2036 (P)	32,139	27,442
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A1 1.162%, 10/25/2036 (P)	21,008	18,067
Chase Mortgage Finance Trust, Series 2005-S3, Class A10 5.500%, 11/25/2035	290,000	275,300
CHL Mortgage Pass-Through Trust
Series 2005-2, Class 2A3, 1.662%, 03/25/2035 (P)	68,058	60,042
Series 2007-HY1, Class 1A1, 3.551%, 04/25/2037 (P)	20,054	19,136
Series 2007-HY4, Class 1A1, 3.140%, 09/25/2047 (P)	252,073	232,646
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class A4, 6.127%, 12/10/2049 (P)	208,410	210,521
Series 2014-GC19, Class A4, 4.023%, 03/10/2047	395,000	418,301
Series 2014-GC23, Class XA IO, 1.057%, 07/10/2047	2,381,413	141,344
Series 2015-GC29, Class AA IO, 1.165%, 04/10/2048	2,117,530	136,723
COLT Mortgage Loan Trust, Series 2016-3, Class A1 2.800%, 12/26/2046 (P)(S)	298,312	298,500
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B 6.101%, 12/10/2049 (P)	395,905	399,835

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG), Series 2013-WWP, Class A2 3.424%, 03/10/2031 (S)	$800,000	$823,895
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2013-CR9, Class A4, 4.232%, 07/10/2045 (P)	45,109	48,637
Series 2014-CR16, Class A4, 4.051%, 04/10/2047	480,000	508,491
Series 2014-CR17, Class A5, 3.977%, 05/10/2047	390,000	411,442
Series 2015-LC19, Class A4, 3.183%, 02/10/2048	625,105	627,158
Commercial Mortgage Trust (Deutsche Bank AG), Series 2013-300P, Class A1 4.353%, 08/10/2030 (S)	260,000	281,585
Commercial Mortgage Trust (Deutsche Bank AG/UBS), Series 2014-UBS2, Class A5 3.961%, 03/10/2047	425,000	446,380
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4, 3.505%, 04/15/2050	15,000	15,373
Series 2015-C2, Class XA IO, 0.875%, 06/15/2057	5,614,296	276,660
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-AR2, Class A1 1.132%, 03/25/2037 (P)	103,080	84,402
FREMF Mortgage Trust
Series 2010-K8, Class B, 5.251%, 09/25/2043 (P)(S)	520,000	561,670
Series 2012-K706, Class B, 4.030%, 11/25/2044 (P)(S)	380,000	389,401
Series 2014-K503, Class B, 3.003%, 10/25/2047 (P)(S)	465,000	463,459
General Electric Capital Assurance Company, Series 2003-1, Class A5 5.743%, 05/12/2035 (P)(S)	280,437	296,120
GMACM Mortgage Loan Trust
Series 2005-AR5, Class 4A1, 3.416%, 09/19/2035 (P)	47,961	43,526
Series 2006-AR1, Class 1A1, 3.800%, 04/19/2036 (P)	310,068	277,776
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 3A1 2.014%, 10/25/2045 (P)	116,689	90,152
GS Mortgage Securities Trust
Series 2012-ALOH, Class A, 3.551%, 04/10/2034 (S)	670,000	700,903

208

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Series 2014-GC20, Class A5, 3.998%, 04/10/2047	$395,000	$417,048
GSR Mortgage Loan Trust
Series 2006-AR1, Class 2A1, 3.355%, 01/25/2036 (P)	13,938	13,023
Series 2007-1F, Class 4A1, 1.282%, 01/25/2037 (P)	198,756	119,351
HarborView Mortgage Loan Trust
Series 2005-8, Class 1A2A, 1.308%, 09/19/2035 (P)	66,374	55,951
Series 2006-12, Class 2A13, 1.218%, 12/19/2036 (P)	323,761	264,284
Series 2007-7, Class 2A1B, 1.982%, 10/25/2037 (P)	154,973	111,215
Series 2006-12, Class 2A2A, 1.168%, 01/19/2038 (P)	108,433	94,036
IndyMac INDA Mortgage Loan Trust, Series 2006-AR3, Class 1A1 3.462%, 12/25/2036 (P)	112,385	103,705
IndyMac INDX Mortgage Loan Trust
Series 2005-AR13, Class 1A1, 3.187%, 08/25/2035 (P)	83,348	67,132
Series 2007-AR15, Class 1A1, 3.271%, 08/25/2037 (P)	243,204	195,594
Series 2007-AR9, Class 2A1, 3.219%, 04/25/2037 (P)	137,714	88,174
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class A4, 3.997%, 04/15/2047	395,000	417,323
Series 2014-C22, Class A4, 3.801%, 09/15/2047	135,000	139,939
Series 2015-C28, Class A4, 3.227%, 10/15/2048	706,000	706,794
JPMDB Commercial Mortgage Securities Trust, Series 2016- C4, Class A3 3.141%, 12/15/2049	735,000	725,968
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-CB19, Class A4, 5.829%, 02/12/2049 (P)	123,971	123,857
Series 2008-C2, Series A4, 6.068%, 02/12/2051	411,566	416,516
Series 2012-WLDN, Class A, 3.905%, 05/05/2030 (S)	814,616	847,318
Series 2013-C16, Class A4, 4.166%, 12/15/2046	323,000	345,292
JPMorgan Mortgage Trust, Series 2006-A3, Class 3A2 3.225%, 05/25/2036 (P)	29,745	27,361
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A4 5.858%, 07/15/2040 (P)	264,468	265,089

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Lehman XS Trust, Series 2006- 16N, Class A4A 1.172%, 11/25/2046 (P)	$249,864	$213,965
LSTAR Securities Investment Trust, Series 2016-5, Class A1 2.983%, 11/01/2021 (P)(S)	560,809	559,197
LSTAR Securities Investment, Ltd.
Series 2015-9, Class A1, 2.784%, 10/01/2020 (P)(S)	576,107	573,947
Series 2016-3, Class A, 2.784%, 09/01/2021 (P)(S)	232,482	232,368
Series 2017-1, Class A, 2.983%, 01/01/2022 (P)(S)	343,056	342,199
Series 2017-2, Class A1, 2.983%, 02/01/2022 (P)(S)	669,958	662,500
Luminent Mortgage Trust, Series 2006-4, Class A1A 1.172%, 05/25/2046 (P)	218,523	185,577
Master Adjustable Rate Mortgages Trust, Series 2004- 13, Class 3A7 3.050%, 11/21/2034 (P)	68,839	70,265
Merrill Lynch Mortgage Investors Trust, Series 2005-A4, Class 1A 3.261%, 07/25/2035 (P)	247,107	189,979
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-7, Class A4, 5.790%, 06/12/2050 (P)	226,676	226,678
Series 2007-9, Class A4, 5.700%, 09/12/2049	334,507	337,581
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A5, 4.064%, 02/15/2047	135,000	143,282
Series 2014-C19, Class XA IO, 1.144%, 12/15/2047	1,585,320	86,249
Morgan Stanley Capital I Trust
Series 2007-IQ16, Class A4, 5.809%, 12/12/2049	262,184	263,734
Series 2007-T27, Class A4, 5.791%, 06/11/2042 (P)	67,224	67,311
Series 2014-MP, Class A, 3.469%, 08/11/2033 (S)	475,000	493,140
Mortgage Repurchase Agreement Financing Trust, Series 2016-5, Class A 2.028%, 06/10/2019 (P)(S)	1,034,000	1,034,000
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.750%, 11/26/2035 (P)(S)	715,134	722,541
Series 2016-4A, Class A1, 3.750%, 11/25/2056 (P)(S)	723,454	738,509

209

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
OBP Depositor LLC Trust, Series 2010-OBP, Class A 4.646%, 07/15/2045 (S)	$311,000	$331,279
RALI Series Trust, Series 2007- QH7, Class 1A1 1.232%, 08/25/2037 (P)	143,711	122,461
Residential Accredits Loans, Inc. Trust, Series 2007-QH9, Class A1 1.975%, 11/25/2037 (P)	128,100	100,502
RFMSI Series Trust, Series 2007- SA2, Class 2A1 3.913%, 04/25/2037 (P)	30,677	27,959
Sequoia Mortgage Trust, Series 2007-3, Class 2AA1 3.308%, 07/20/2037 (P)	25,921	21,719
Springleaf Mortgage Loan Trust, Series 2013-2A, Class M1 3.520%, 12/25/2065 (P)(S)	605,000	604,540
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2 1.282%, 09/25/2034 (P)	27,629	23,925
TBW Mortgage-Backed Trust, Series 2006-3, Class 1A 6.000%, 07/25/2036	175,171	134,933
Towd Point Mortgage Trust
Series 2015-3, Class A1B, 3.000%, 03/25/2054 (P)(S)	66,304	66,751
Series 2015-4, Class A1B, 2.750%, 04/25/2055 (P)(S)	248,697	248,929
Series 2016-2, Class A1A, 2.750%, 08/25/2055 (P)(S)	519,844	517,643
Series 2016-3, Class A1, 2.250%, 04/25/2056 (P)(S)	689,615	682,812
WaMu Mortgage Pass-Through Certificates, Series 2007-HY6, Class 1A1 2.658%, 06/25/2037 (P)	34,346	30,882
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5, Class 1A1 1.582%, 07/25/2036 (P)	47,957	30,402
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A5, 3.817%, 08/15/2050	310,000	323,207
Series 2015-NXS1, Class D, 4.104%, 05/15/2048 (P)	40,000	33,058
Series 2015-NXS1, Class XA IO, 1.190%, 05/15/2048	2,111,851	136,085
Series 2015-NXS3, Class XA IO, 1.181%, 09/15/2057	4,674,920	282,643
Wells Fargo Mortgage Backed Securities Trust

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Series 2005-AR16, Class 4A8, 3.078%, 10/25/2035 (P)	$300,000	$301,368
Series 2006-AR16, Class A1, 3.230%, 10/25/2036 (P)	159,927	147,934
WF-RBS Commercial Mortgage Trust
Series 2014-C19, Class A5, 4.101%, 03/15/2047	304,634	323,427
Series 2014-C20, Class A5, 3.995%, 05/15/2047	600,000	632,588
Series 2014-LC14, Class A5, 4.045%, 03/15/2047	600,000	634,321
		30,027,408
U.S. Government Agency - 0.3%
Federal National Mortgage Association
Series 2016-C07, Class 2M2, 5.332%, 04/25/2029 (P)	485,000	512,517
Series 2017-C01, Class 1M2, 4.532%, 07/25/2029 (P)	240,000	242,903
Government National Mortgage Association, Series 2006-38, Class XS IO 6.322%, 09/16/2035	106,328	17,250
		772,670
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $31,001,994)		$30,800,078

ASSET BACKED SECURITIES - 19.1%
ABFC Trust, Series 2006-HE1, Class A2D 1.202%, 01/25/2037 (P)	157,602	105,138
Anchorage Capital CLO 9, Ltd., Series 2016-9A, Class A 2.461%, 01/15/2029 (P)(S)	446,849	448,001
Apidos CLO XVII
Series 2014-17A, Class A1R, 2.333%, 04/17/2026 (P)(S)	1,200,000	1,200,770
Series 2014-17A, Class A2R, 2.873%, 04/17/2026 (P)(S)	1,145,000	1,145,070
Apidos CLO XX, Series 2012- 9AR, Class BR 2.353%, 01/16/2027 (P)(S)	700,000	700,442
Apidos CLO XXI, Series 2015- 21A, Class A1 2.454%, 07/18/2027 (P)(S)	1,170,000	1,180,304
Atlas Senior Loan Fund V, Ltd., Series 2014-1A, Class AR 2.452%, 07/16/2026 (P)(S)	879,000	879,402
Atlas Senior Loan Fund VI, Ltd., Series 2014-6A, Class AR 2.284%, 10/15/2026 (P)(S)	650,000	649,772
Avery Point IV CLO, Ltd.

210

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Series 2014-1A, Class A, 2.558%, 04/25/2026 (P)(S)	$885,000	$886,766
Series 2014-1A, Class AR, 2.670%, 04/25/2026 (P)(S)	885,000	885,000
Avery Point VI CLO, Ltd., Series 2015-6A, Class A 2.484%, 08/05/2027 (P)(S)	1,230,000	1,234,074
Babson CLO, Ltd., Series 2015- IA, Class A 2.460%, 04/20/2027 (P)(S)	1,205,000	1,208,232
Bayview Opportunity Master Fund IVa Trust, Series 2017- SPL1, Class A 4.000%, 10/28/2064 (P)(S)	845,000	873,283
BlueMountain CLO, Ltd., Series 2015-3A, Class A1 2.510%, 10/20/2027 (P)(S)	1,040,000	1,043,563
CAL Funding II, Ltd., Series 2012-1A, Class A 3.470%, 10/25/2027 (S)	111,667	107,932
Carlyle Global Market Strategies
Series 2014-4A, Class A1R, 2.223%, 10/15/2026 (P)(S)	425,000	425,246
Series 2015-2A, Class A1, 2.507%, 04/27/2027 (P)(S)	770,000	775,152
Series 2016-3A, Class A2, 2.688%, 10/20/2029 (P)(S)	430,000	431,539
CarMax Auto Owner Trust, Series 2014-2, Class D 2.580%, 11/16/2020	280,000	280,685
Cent CLO 17, Ltd., Series 2013- 17A, Class A1 2.339%, 01/30/2025 (P)(S)	665,000	665,388
Cent CLO 21, Ltd., Series 2014- 21A, Class A1AR Zero Coupon 07/27/2026 (P)(S)	590,000	589,916
Cent CLO 22, Ltd., Series 2014- 22A, Class A1R 2.444%, 11/07/2026 (P)(S)	440,000	440,150
Cent CLO 23, Ltd.
Series 2015-23A, Class A1, 2.513%, 04/17/2026 (P)(S)	770,000	770,531
Series 2015-23A, Class A2A, 3.073%, 04/17/2026 (P)(S)	310,000	310,148
CIFC Funding, Ltd, Series 2014- 2A, Class A1LR 2.235%, 05/24/2026 (P)(S)	890,000	890,580
CIFC Funding, Ltd., Series 2012- 2A, Class A3R 3.800%, 12/05/2024 (P)(S)	505,000	505,841
Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A 1.880%, 03/15/2022 (S)	325,379	325,767
Dryden Senior Loan Fund, Series 2015-38A, Class A 2.453%, 07/15/2027 (P)(S)	660,000	665,191

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
First Franklin Mortgage Loan Trust, Series 2006-FF12, Class A5 1.292%, 09/25/2036 (P)	$240,000	$193,196
First Investors Auto Owner Trust
Series 2014-1A, Class A3, 1.490%, 01/15/2020 (S)	47,158	47,152
Series 2014-3A, Class A3, 1.670%, 11/16/2020 (S)	396,658	396,874
Series 2014-3A, Class B, 2.390%, 11/16/2020 (S)	170,000	170,876
Galaxy XIX CLO, Ltd., Series 2015-19A, Class A1A 2.593%, 01/24/2027 (P)(S)	895,000	895,737
Galaxy XV CLO, Ltd., Series 2013-15A, Class A 2.273%, 04/15/2025 (P)(S)	1,140,000	1,141,607
GM Financial Automobile Leasing Trust, Series 2014-2A, Class B 1.960%, 03/20/2018 (S)	130,000	130,234
Green Tree Agency Advance Funding Trust, Series 2015-T2, Class AT2 3.095%, 10/15/2048 (S)	380,000	379,707
GSAA Home Equity Trust
Series 2006-15, Class AF6, 5.876%, 09/25/2036 (P)	497,177	252,711
Series 2006-20, Class 2A1A, 1.032%, 12/25/2046 (P)	447,191	278,151
Series 2006-10, Class AF3, 5.985%, 06/25/2036 (P)	199,799	99,364
GSAA Trust, Series 2005-7, Class AF4 5.058%, 05/25/2035 (P)	325,000	314,970
GSAMP Trust, Series 2007-FM2, Class A2B 1.072%, 01/25/2037 (P)	295,638	183,754
Highbridge Loan Management, Ltd., Series 2015-6A, Class A 2.484%, 05/05/2027 (P)(S)	485,000	485,036
Honor Automobile Trust Securitization, Series 2016-1A, Class A 2.940%, 11/15/2019 (S)	549,040	550,945
KKR CLO 15, Ltd., Series 15, Class A1A 2.584%, 10/18/2028 (P)(S)	645,000	651,035
Lendmark Funding Trust, Series 2016-2A, Class A 3.260%, 04/21/2025 (S)	540,000	537,692
Madison Park Funding XI, Ltd., Series 2013-11A, Class A1A 2.321%, 10/23/2025 (P)(S)	721,165	721,566
Madison Park Funding XII, Ltd., Series 2014-12A, Class B1R 2.665%, 07/20/2026 (P)(S)	530,000	530,193

211

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Magnetite IX, Ltd., Series 2014- 9A, Class A1 2.458%, 07/25/2026 (P)(S)	$915,000	$916,081
Magnetite VIII, Ltd., Series 2014- 8A, Class AR 2.323%, 04/15/2026 (P)(S)	560,000	561,732
Magnetite XII, Ltd., Series 2015- 12A, Class AR 2.353%, 04/15/2027 (P)(S)	555,000	555,781
Nationstar HECM Loan Trust
Series 2016-1A, Class A, 2.981%, 02/25/2026 (S)	206,721	206,721
Series 2016-2A, Class A, 2.239%, 06/25/2026 (S)	65,027	65,469
New Residential Advance Receivables Trust
Series 2016-T2, Class AT2, 2.575%, 10/15/2049 (S)	770,000	761,819
Series 2017-T1, Class AT1, 3.214%, 02/15/2051 (S)	645,000	640,711
New Residential Mortgage Loan Trust, Series 2017-1A, Class A1 4.000%, 02/25/2057 (P)(S)	1,434,925	1,479,629
NRZ Advance Receivables Trust, Series 2016-T4, Class AT4 3.107%, 12/15/2050 (S)	740,000	736,040
Oaktree EIF II Series B1, Ltd., Series 2015-B1A, Class A 2.589%, 02/15/2026 (P)(S)	775,000	775,164
OCP CLO, Ltd., Series 2015-8A, Class A1 2.553%, 04/17/2027 (P)(S)	1,065,000	1,066,232
OHA Credit Partners VIII, Ltd., Series 2013-8A, Class A 2.150%, 04/20/2025 (P)(S)	856,000	856,142
OneMain Financial Issuance Trust, Series 2016-2A, Class A 4.100%, 03/20/2028 (S)	945,000	967,784
OZLM XII, Ltd., Series 2015- 12A, Class A1 2.489%, 04/30/2027 (P)(S)	1,025,000	1,026,738
Race Point IX CLO, Ltd., Series 2015-9A, Class A1 2.533%, 04/15/2027 (P)(S)	945,000	950,854
Santander Drive Auto Receivables Trust
Series 2013-5, Class C, 2.250%, 06/17/2019	58,102	58,258
Series 2014-1, Class C, 2.360%, 04/15/2020	313,242	314,280
Series 2014-4, Class B, 1.820%, 05/15/2019	41,467	41,475
Series 2015-2, Class B, 1.830%, 01/15/2020	735,000	735,994

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Securitized Asset Backed Receivables LLC Trust, Series 2006-HE1, Class A2B 1.072%, 07/25/2036 (P)	$169,988	$83,967
Shackleton 2015-VIII CLO, Ltd., Series 2015-8A, Class A1 2.540%, 10/20/2027 (P)(S)	1,035,000	1,036,008
SoFi Consumer Loan Program LLC
Series 2016-2A, Class A, 3.090%, 10/27/2025 (S)	471,606	471,981
Series 2016-3, Class A, 3.050%, 12/26/2025 (S)	518,899	519,147
Series 2017-1, Class A, 3.280%, 01/26/2026 (S)	370,780	372,523
Sound Point CLO IV, Ltd., Series 2013-3A, Class A 2.411%, 01/21/2026 (P)(S)	623,000	624,918
Sound Point CLO VIII, Ltd., Series 2015-1A, Class A 2.553%, 04/15/2027 (P)(S)	755,000	759,443
Sound Point CLO XV, Ltd., Series 2017-1A, Class A 2.496%, 01/23/2029 (P)(S)	305,000	305,302
Soundview Home Loan Trust, Series 2007-OPT2, Class 2A3 1.162%, 07/25/2037 (P)	45,000	33,606
Springleaf Funding Trust, Series 2016-AA, Class A 2.900%, 11/15/2029 (S)	590,000	593,305
SPS Servicer Advance Receivables Trust
Series 2015-T3, Class AT3, 2.920%, 07/15/2047 (S)	630,000	630,967
Series 2016-T2, Class AT2, 2.750%, 11/15/2049 (S)	630,000	625,669
Towd Point Mortgage Trust, Series 2017-1, Class A1 2.750%, 10/25/2056 (P)(S)	1,459,386	1,457,850
Treman Park CLO, Ltd., Series 2015-1A, Class AR 2.530%, 04/20/2027 (P)(S)	745,000	745,049
Venture XXI CLO, Ltd., Series 2015-21A, Class A 2.513%, 07/15/2027 (P)(S)	915,000	917,061
Voya CLO, Ltd.
Series 2012-3AR, Class BR, 2.973%, 10/15/2022 (P)(S)	550,000	550,845
Series 2014-3A, Class A1, 2.458%, 07/25/2026 (P)(S)	370,000	370,070
Series 2015-1A, Class A1, 2.504%, 04/18/2027 (P)(S)	730,000	734,504
Series 2015-1A, Class A2, 3.124%, 04/18/2027 (P)(S)	255,000	255,286
TOTAL ASSET BACKED SECURITIES (Cost $51,257,021)		$51,389,088

212

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or Principal Amount	Value

SECURITIES LENDING COLLATERAL - 4.0%
John Hancock Collateral Trust, 0.9609% (W)(Y)		1,068,421	$10,691,053
TOTAL SECURITIES LENDING COLLATERAL (Cost $10,691,341)			$10,691,053

SHORT-TERM INVESTMENTS - 1.6%
Commercial paper - 0.6%
Toyota Motor Credit Corp. 1.050%, 06/29/2017*		$1,555,000	1,550,945
Foreign government - 0.4%
Argentina Treasury Bill
3.932%, 05/26/2017*		162,992	162,017
4.882%, 12/15/2017*		283,481	273,924
Romania Treasury Bill 0.389%, 06/26/2017*	RON	3,360,000	786,387
			1,222,328
Repurchase agreement - 0.6%
Deutsche Bank Tri-Party Repurchase Agreement dated 03/31/2017 at 0.810% to be repurchased at $800,054 on 04/03/2017, collateralized by $785,482 Government National Mortgage Association, 3.500% due 02/20/2047 (valued at $816,000, including interest)		$800,000	800,000
Goldman Sachs Tri-Party Repurchase Agreement dated 03/31/2017 at 0.790% to be repurchased at $700,046 on 04/03/2017, collateralized by $200,358 Federal Home Loan Mortgage Corp., 4.000% due 06/01/2025 (valued at $211,968, including interest) and $480,838 Federal National Mortgage Association, 3.500% due 06/01/2027 (valued at $502,032, including interest)		700,000	700,000
			1,500,000
TOTAL SHORT-TERM INVESTMENTS (Cost $4,325,124)			$4,273,273
Total Investments (Investment Quality Bond Trust) (Cost $320,749,456) - 118.6%			$319,688,245
Other assets and liabilities, net - (18.6%)			(50,034,327)
TOTAL NET ASSETS - 100.0%			$269,653,918

Currency Abbreviations

BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
HUF	Hungarian Forint
MXN	Mexican Peso
RON	Romanian New Leu
TRY	Turkish Lira
ZAR	South African Rand

Security Abbreviations and Legend

IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(L)	A portion of this security is on loan as of 3-31-17. The value of securities on loan amounted to $10,474,543.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $76,367,180 or 28.3% of the fund’s net assets as of 3-31-17.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 3-31-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

213

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	231	Long	Jun 2017	$27,141,876	$27,194,836	$52,960
10-Year U.S. Treasury Ultra Bond Futures	14	Long	Jun 2017	1,871,869	1,874,469	2,600
U.S. Treasury Long Bond Futures	36	Long	Jun 2017	5,402,834	5,430,375	27,541
Ultra U.S. Treasury Bond Futures	38	Long	Jun 2017	6,008,835	6,103,750	94,915
2-Year U.S. Treasury Note Futures	61	Short	Jun 2017	(13,197,811)	(13,203,641)	(5,830)
10-Year U.S. Treasury Note Futures	159	Short	Jun 2017	(19,739,710)	(19,805,438)	(65,728)
U.K. Long Gilt Bond Futures	20	Short	Jun 2017	(3,184,438)	(3,196,901)	(12,463)
						$93,995

*	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

214

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
BRL	2,254,000	USD	708,427	Morgan Stanley and Company International PLC	6/21/2017	—	($1,079)	($1,079)
CNY	836,000	USD	121,353	Morgan Stanley and Company International PLC	6/21/2017	—	(421)	(421)
CNY	836,000	USD	120,897	Standard Chartered Bank	6/21/2017	$35	—	35
EGP	1,062,000	USD	61,509	Citibank N.A.	6/21/2017	—	(3,280)	(3,280)
EGP	222,000	USD	12,437	Standard Chartered Bank	6/21/2017	—	(265)	(265)
EGP	543,000	USD	29,272	Citibank N.A.	3/6/2018	—	(1,330)	(1,330)
EGP	445,000	USD	23,455	Goldman Sachs International	3/6/2018	—	(556)	(556)
EGP	1,495,000	USD	76,159	Citibank N.A.	3/29/2018	371	—	371
EUR	8,000	USD	8,491	Citibank N.A.	6/21/2017	75	—	75
GHS	322,000	USD	65,920	Citibank N.A.	6/21/2017	5,325	—	5,325
GHS	322,000	USD	65,984	Standard Chartered Bank	6/21/2017	5,261	—	5,261
PHP	12,450,000	USD	247,122	Barclays Bank PLC Wholesale	6/21/2017	151	—	151
PHP	12,450,000	USD	245,902	HSBC Bank USA	6/21/2017	1,371	—	1,371
THB	8,745,000	USD	249,964	HSBC Bank USA	6/21/2017	4,383	—	4,383
THB	8,745,000	USD	249,451	JPMorgan Chase Bank	6/21/2017	4,897	—	4,897
TRY	945,000	USD	246,015	BNP Paribas SA	6/21/2017	8,220	—	8,220
TRY	945,000	USD	243,506	HSBC Bank USA	6/21/2017	10,730	—	10,730
TRY	918,000	USD	242,411	JPMorgan Chase Bank	6/21/2017	4,560	—	4,560
TRY	917,000	USD	247,390	Morgan Stanley and Company International PLC	6/21/2017	—	(687)	(687)
USD	685,071	BRL	2,171,000	Morgan Stanley and Company International PLC	6/21/2017	3,770	—	3,770
USD	669,193	BRL	2,172,000	State Street Bank and Trust Company	6/21/2017	—	(12,421)	(12,421)
USD	287,187	COP	875,562,000	Standard Chartered Bank	6/21/2017	—	(14,189)	(14,189)
USD	10,747	EUR	10,000	Citibank N.A.	4/28/2017	67	—	67
USD	930,459	EUR	854,000	HSBC Bank USA	4/28/2017	18,432	—	18,432
USD	8,571	EUR	8,000	UBS AG	6/21/2017	5	—	5
USD	2,524	GBP	2,000	HSBC Bank USA	4/28/2017	16	—	16
USD	490,060	HUF	142,411,000	Bank of America, N.A.	6/21/2017	—	(3,544)	(3,544)
USD	197,270	HUF	57,376,000	Barclays Bank PLC Wholesale	6/21/2017	—	(1,599)	(1,599)
USD	92,998	HUF	26,958,000	Credit Suisse International	6/21/2017	—	(440)	(440)
USD	1,796,115	JPY	210,000,000	State Street Bank and Trust Company	4/14/2017	—	(90,801)	(90,801)
USD	34,368	MXN	654,000	Goldman Sachs International	6/21/2017	—	(151)	(151)
USD	372,138	MXN	7,462,000	Royal Bank of Canada	6/21/2017	—	(21,715)	(21,715)
USD	188,865	MXN	3,635,000	State Street Bank and Trust Company	6/21/2017	—	(2,994)	(2,994)
USD	487,566	PHP	24,900,000	Barclays Bank PLC Wholesale	6/21/2017	—	(6,979)	(6,979)
USD	838,857	RON	3,360,000	Citibank N.A.	6/26/2017	50,275	—	50,275
USD	155,513	RON	610,000	BNP Paribas SA	8/28/2017	12,186	—	12,186
USD	259,061	RON	1,015,000	JPMorgan Chase Bank	8/28/2017	20,575	—	20,575
USD	501,271	THB	17,502,000	JPMorgan Chase Bank	6/21/2017	—	(7,774)	(7,774)
USD	355,824	TRY	1,364,000	Citibank N.A.	6/21/2017	—	(11,136)	(11,136)
USD	245,789	TRY	945,000	Deutsche Bank AG London	6/21/2017	—	(8,447)	(8,447)
USD	240,648	TRY	918,000	Goldman Sachs International	6/21/2017	—	(6,324)	(6,324)
USD	239,469	TRY	917,000	HSBC Bank USA	6/21/2017	—	(7,233)	(7,233)
USD	245,799	TRY	945,000	Standard Chartered Bank	6/21/2017	—	(8,437)	(8,437)
USD	221,194	ZAR	2,894,000	Citibank N.A.	6/21/2017	8,361	—	8,361
USD	106,143	ZAR	1,438,000	HSBC Bank USA	6/21/2017	389	—	389
USD	293,770	ZAR	3,888,000	JPMorgan Chase Bank N.A.	6/21/2017	7,836	—	7,836
ZMW	1,268,000	USD	128,029	Citibank N.A.	6/21/2017	—	(550)	(550)
ZMW	181,000	USD	17,921	Standard Chartered Bank	6/21/2017	276	—	276
						$167,567	($212,352)	($44,785)

215

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

SWAPS

Interest rate swaps

Counterparty/Centrally cleared	Notional amount	Currency	USD Notional amount	Payments made by fund	Payments received by fund	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
JPMorgan Chase Bank, N.A.	5,100,000	USD	$5,100,000	Fixed 4.318%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Dec 2028	—	($1,049,350)	($1,049,350)
JPMorgan Chase Bank, N.A.	2,100,000	USD	2,100,000	Fixed 3.425%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jun 2039	—	(310,821)	(310,821)
			$7,200,000						—	($1,360,171)	($1,360,171)
Centrally cleared	1,620,000	USD	1,620,000	Fixed 1.625%	USD-Federal Funds-H.15-OIS-COMPOUND	Annual	Annual	Nov 2026		51,952	51,952
Centrally cleared	3,170,000	MXN	145,526	Fixed 8.270%	MXN-TIIE-Banxico	Monthly	Monthly	Dec 2026	—	(10,792)	(10,792)
			$1,765,526						—	$41,160	$41,160
			$8,965,526						—	($1,319,011)	($1,319,011)

216

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Credit default swaps - Buyer

Centrally cleared	Reference obligation	Notional amount	Currency	USD Notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally Cleared	CDX-EMS27V1-5Y	1,500,000	USD	$1,500,000	1.000%	Quarterly	Jun 2022	$82,746	($4,113)	$78,633
				$1,500,000				$82,746	($4,113)	$78,633

217

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Credit default swaps - Seller

Counterparty/Centrally cleared	Reference obligation	Implied Credit spread and/or credit rating at 3-31-17	Notional amount	Currency	USD Notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Goldman Sachs International	Brazil Republic	2.040%	125,000	USD	$125,000	1.000%	Quarterly	Dec 2021	($9,373)	$3,708	($5,665)
Goldman Sachs International	Brazil Republic	2.040%	130,000	USD	130,000	1.000%	Quarterly	Dec 2021	(9,994)	4,103	(5,891)
Goldman Sachs International	Brazil Republic	2.040%	164,000	USD	164,000	1.000%	Quarterly	Dec 2021	(8,146.00)	714	(7,432)
Goldman Sachs International	South Africa Government International Bond	1.972%	162,000	USD	162,000	1.000%	Quarterly	Dec 2021	(7,581)	694	(6,887)
Goldman Sachs International	Turkey Republic	2.167%	166,000	USD	166,000	1.000%	Quarterly	Dec 2021	(10,080)	1,634	(8,446)
					$747,000				($45,174)	$10,853	($34,321)
Centrally cleared	CDX.NA.IG.27	0.585%	2,264,000	USD	2,264,000	1.000%	Quarterly	Dec 2021	35,988	6,807	42,795
Centrally cleared	CDX-NAHYS27V1-5Y	3.098%	964,260	USD	964,260	5.000%	Quarterly	Dec 2021	61,990	15,471	77,461
Centrally cleared	ITRAXX-EUROPES27V1-5Y	0.738%	2,747,000	EUR	2,961,561	1.000%	Quarterly	Jun 2022	37,736	2,648	40,384
Centrally cleared	ITRAXX-XOVERS27V1-5Y	2.905%	1,239,000	EUR	1,334,663	5.000%	Quarterly	Jun 2022	127,000	4,478	131,478
					$4,296,224				$262,714	$29,405	$292,119
					$5,043,224				$217,540	$40,257	$257,797

218

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Currency Swaps

Counterparty	Receive	Pay	Payment frequency	Maturity date		Notional amount of currency received	Notional amount of currency delivered	Unamortized upfront payment	Unrealized appreciation (depreciation)	Market value
Goldman Sachs International	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Floating rate equal to 3 Month CNY-HIBOR less 0.0459% based on the notional amount of the currency received	Quarterly	Sep 2022	USD	244,183	1,700,000	($3,277)	($156)	($3,433)

Goldman Sachs International	Floating rate equal to 3 Month CNY-HIBOR less 0.0459% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Sep 2022	CNY	1,700,000	244,183	3,277	(56)	3,221

								—	($212)	($212)

219

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Derivatives currency abbreviations		Derivatives abbreviations

BRL	Brazilian Real	BBA	The British Bankers’ Association
CNY	Chinese Yuan Renminbi	HIBOR	Hong Kong Interbank Offered Rate
COP	Colombian Peso	LIBOR	London Interbank Offered Rate
EGP	Egyptian Pound	OIS	Overnight Indexed Swap
EUR	Euro	TIIE	Tasa de Interes Interbancario de Equilibrio
GBP	British Pound
GHS	Ghanaian Cedi
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
PHP	Philippine Peso
RON	Romanian New Leu
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
ZMW	Zambian Kwacha

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

220

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PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Lifestyle Aggressive MVP

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 99.0%
Equity - 99.0%
All Cap Core, Series NAV (QS Investors)	20,161	$633,058
Alpha Opportunities, Series NAV (Wellington)	481,717	5,164,007
Blue Chip Growth, Series NAV (T. Rowe Price)	757,681	22,942,594
Capital Appreciation, Series NAV (Jennison)	1,726,952	22,433,112
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	722,730	7,017,707
Emerging Markets Value, Series NAV (DFA)	2,282,142	21,086,995
Equity Income, Series NAV (T. Rowe Price)	2,153,042	36,946,202
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	2,160,186	30,264,200
International Growth, Class NAV (Wellington)	430,306	9,712,010
International Growth Stock, Series NAV (Invesco)	1,170,756	19,481,373
International Value Equity, Class NAV (JHAM) (A)(1)	978,345	7,846,331
International Value, Series NAV (Templeton)	1,716,437	22,828,609
Mid Cap Stock, Series NAV (Wellington)	829,211	12,952,270
Mid Value, Series NAV (T. Rowe Price)	1,072,905	12,799,754
Multifactor Large Cap ETF (DFA)	129,989	4,007,561
Multifactor Mid Cap ETF (DFA)	65,695	1,999,099
Real Estate Securities, Series NAV (Deutsche)	365,313	6,820,386
Small Cap Growth, Series NAV (Wellington)	427,686	3,737,975
Small Cap Opportunities, Series NAV (DFA/Invesco)	142,470	4,482,108
Small Cap Value, Series NAV (Wellington)	178,406	3,769,720
Small Company Growth, Series NAV (Invesco)	136,410	3,722,621
Small Company Value, Series NAV (T. Rowe Price)	170,426	3,754,483
Strategic Equity Allocation, Series NAV (JHAM) (A)(1)	4,188,258	75,011,694
Strategic Growth, Class NAV (JHAM) (A)(1)	1,313,242	22,311,989
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $340,254,602)		$361,725,858

SHORT-TERM INVESTMENTS - 1.0%
U.S. Government - 0.5%
U.S. Treasury Notes
0.500%, 04/30/2017	$400,000	399,952
0.625%, 05/31/2017 to 09/30/2017	800,000	799,396

Lifestyle Aggressive MVP (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government (continued)
2.500%, 06/30/2017	$400,000	$401,609
		1,600,957
U.S. Government Agency - 0.5%
Federal Farm Credit Bank Discount Note , 0.500%, 04/03/2017*	575,000	574,984
Federal Home Loan Bank Discount Note, 0.450%, 04/03/2017*	1,371,000	1,370,966
TOTAL SHORT-TERM INVESTMENTS (Cost $3,548,163)		$3,546,907
Total Investments (Lifestyle Aggressive MVP) (Cost $343,802,765) - 100.0%		$365,272,765
Other assets and liabilities, net - 0.0%		160,139
TOTAL NET ASSETS - 100.0%		$365,432,904

Security Abbreviations and Legend

(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio’s subadvisor is shown parenthetically.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

221

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PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Lifestyle Aggressive PS Series

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 82.6%
Equity - 82.6%
Strategic Equity Allocation, Series NAV (JHAM) (A)(1)	1,285,741	$23,027,627
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $21,715,579)		$23,027,627

UNAFFILIATED INVESTMENT COMPANIES - 17.4%
Exchange-traded funds - 17.4%
Financial Select Sector SPDR Fund	20,382	483,665
Vanguard Energy ETF	3,525	340,903
Vanguard FTSE Emerging Markets ETF	36,927	1,466,740
Vanguard Health Care ETF	1,388	191,294
Vanguard Information Technology ETF	5,152	698,766
Vanguard Materials ETF	967	115,015
Vanguard Mid-Cap ETF	6,042	841,288
Vanguard REIT ETF	3,320	274,199
Vanguard Small-Cap ETF	3,365	448,487
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $4,465,640)		$4,860,357
Total Investments (Lifestyle Aggressive PS Series) (Cost $26,181,219) - 100.0%		$27,887,984
Other assets and liabilities, net - 0.0%		1,112
TOTAL NET ASSETS - 100.0%		$27,889,096

Security Abbreviations and Legend

ETF	Exchange-Traded Fund
FTSE	Financial Times and Stock Exchange
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipts
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio’s subadvisor is shown parenthetically.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

222

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PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Lifestyle Balanced MVP

	Shares or Principal Amount	Value

AFFILIATED INVESTMENT COMPANIES (G) - 99.1%
Equity - 50.2%
All Cap Core, Series NAV (QS Investors)	1,271,408	$39,922,213
Alpha Opportunities, Series NAV (Wellington)	4,055,608	43,476,113
Blue Chip Growth, Series NAV (T. Rowe Price)	6,527,978	197,667,182
Capital Appreciation, Series NAV (Jennison)	14,589,785	189,521,310
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	3,356,266	32,589,343
Emerging Markets Value, Series NAV (DFA)	15,778,338	145,791,846
Equity Income, Series NAV (T. Rowe Price)	18,295,428	313,949,536
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	18,676,291	261,654,833
International Growth Stock, Series NAV (Invesco)	5,315,200	88,444,921
International Growth, Class NAV (Wellington)	2,629,157	59,340,083
International Value Equity, Class NAV (JHAM) (A)(1)	97,387	781,046
International Value, Series NAV (Templeton)	10,513,076	139,823,911
Mid Cap Stock, Series NAV (Wellington)	5,107,280	79,775,711
Mid Value, Series NAV (T. Rowe Price)	6,708,016	80,026,628
Multifactor Large Cap ETF (DFA)	2,792,210	86,083,834
Multifactor Mid Cap ETF (DFA)	1,422,197	43,277,455
Small Cap Growth, Series NAV (Wellington)	5,030,349	43,965,246
Small Cap Value, Series NAV (Wellington)	2,069,199	43,722,171
Small Company Growth, Series NAV (Invesco)	1,617,360	44,137,751
Small Company Value, Series NAV (T. Rowe Price)	1,985,733	43,745,694
Strategic Equity Allocation, Series NAV (JHAM) (A)(1)	100,402,855	1,798,215,135
Strategic Growth, Class NAV (JHAM) (A)(1)	11,117,428	188,885,110
		3,964,797,072
Fixed income - 48.6%
Bond, Series NAV (JHAM) (A)(1)	179,173,977	2,408,098,252
Core Bond, Series NAV (Wells Capital)	26,073,710	342,869,283
Global Bond, Series NAV (PIMCO) (I)	12,840,766	159,225,499
New Income, Series NAV (T. Rowe Price)	46,867,040	593,336,722
Short Term Government Income, Series NAV (JHAM) (A)(1)	4,465,553	54,345,777
Total Return, Class NAV (PIMCO)	21,404,352	286,390,225
		3,844,265,758
Alternative - 0.3%
Global Conservative Absolute Return, Class NAV (Standard Life)	2,559,231	23,903,220

Lifestyle Balanced MVP (continued)

	Shares or Principal Amount	Value

AFFILIATED INVESTMENT COMPANIES (continued)

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $7,422,825,810)		$7,832,966,050

SHORT-TERM INVESTMENTS - 0.6%
Commercial paper - 0.1%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.940%, 04/18/2017*	$2,530,000	$2,528,824
John Deere, Ltd. 0.870%, 04/07/2017*	2,905,000	2,904,548
Telstra Corp., Ltd. 0.950%, 04/18/2017*	675,000	674,641
The Bank of New York Mellon Corp. 0.870%, 04/11/2017*	2,905,000	2,904,246
		9,012,259
U.S. Government - 0.2%
U.S. Treasury Notes
0.625%, 05/31/2017 to 09/30/2017	12,000,000	11,990,934
2.500%, 06/30/2017	6,000,000	6,024,138
		18,015,072
U.S. Government Agency - 0.3%
Federal Farm Credit Bank Discount Note 0.500%, 04/03/2017*	6,777,000	6,776,812
Federal Home Loan Bank Discount Notes 0.450%, 04/03/2017*	16,156,000	16,155,596
		22,932,408
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.6179% (Y)	1,815,669	1,815,669
TOTAL SHORT-TERM INVESTMENTS (Cost $51,794,278)		$51,775,408
Total Investments (Lifestyle Balanced MVP) (Cost $7,474,620,088) - 99.7%		$7,884,741,458
Other assets and liabilities, net - 0.3%		21,514,989
TOTAL NET ASSETS - 100.0%		$7,906,256,447

Security Abbreviations and Legend

(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio’s subadvisor is shown parenthetically.
(I)	Non-income producing.
(Y)	The rate shown is the annualized seven-day yield as of 3-31-17.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

223

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PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
BP Currency Futures	234	Long	Jun 2017	$17,953,760	$18,363,150	$409,390
Euro FX Futures	287	Long	Jun 2017	38,204,705	38,465,175	260,470
Euro STOXX 50 Index Futures	1079	Long	Jun 2017	38,342,978	39,458,919	1,115,941
FTSE 100 Index Futures	202	Long	Jun 2017	18,285,151	18,375,301	90,150
Japanese Yen Currency Futures	149	Long	Jun 2017	16,465,606	16,783,919	318,313
Mini MSCI Emerging Markets Index Futures	886	Long	Jun 2017	41,038,387	42,590,020	1,551,633
Nikkei 225 Futures	99	Long	Jun 2017	17,029,276	16,815,683	(213,593)
Russell 2000 Mini Index Futures	272	Long	Jun 2017	18,521,688	18,827,840	306,152
S&P 500 Index E-Mini Futures	2207	Long	Jun 2017	260,155,966	260,337,720	181,754
S&P Mid 400 Index E-Mini Futures	264	Long	Jun 2017	45,006,473	45,360,480	354,007
						$4,374,217

*	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

224

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Lifestyle Balanced PS Series

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 50.7%
Strategic Equity Allocation, Series NAV (JHAM) (A)(1)	28,979,253	$519,018,427
Fixed income - 49.3%
Bond, Series NAV (JHAM) (A)(1)	37,555,385	504,744,379
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $996,905,406)		$1,023,762,806
Total Investments (Lifestyle Balanced PS Series) (Cost $996,905,406) - 100.0%		$1,023,762,806
Other assets and liabilities, net - 0.0%		(14,156)
TOTAL NET ASSETS - 100.0%		$1,023,748,650

Security Abbreviations and Legend

(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio’s subadvisor is shown parenthetically.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

225

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PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Lifestyle Conservative MVP

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 99.3%
Equity - 20.5%
Blue Chip Growth, Series NAV (T. Rowe Price)	595,214	$18,023,077
Capital Appreciation, Series NAV (Jennison)	1,223,795	15,897,094
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	297,720	2,890,862
Emerging Markets Value, Series NAV (DFA)	940,273	8,688,113
Equity Income, Series NAV (T. Rowe Price)	1,689,752	28,996,144
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	1,684,010	23,592,982
International Growth, Class NAV (Wellington)	126,091	2,845,874
International Growth Stock, Series NAV (Invesco)	257,315	4,281,717
International Value, Series NAV (Templeton)	1,274,389	16,949,379
International Value Equity, Class NAV (JHAM) (A)(1)	17,748	142,340
Mid Cap Stock, Series NAV (Wellington)	262,624	4,102,182
Mid Value, Series NAV (T. Rowe Price)	346,984	4,139,522
Small Cap Growth, Series NAV (Wellington)	347,229	3,034,785
Small Cap Value, Series NAV (Wellington)	139,827	2,954,550
Small Company Growth, Series NAV (Invesco)	110,104	3,004,738
Small Company Value, Series NAV (T. Rowe Price)	136,083	2,997,918
Strategic Equity Allocation, Series NAV (JHAM) (A)(1)	7,442,207	133,289,922
Strategic Growth, Class NAV (JHAM) (A)(1)	937,610	15,929,995
		291,761,194
Fixed income - 78.3%
Bond, Series NAV (JHAM) (A)(1)	52,121,510	700,513,090
Core Bond, Series NAV (Wells Capital)	7,467,722	98,200,550
Global Bond, Series NAV (PIMCO) (I)	3,863,519	47,907,639
New Income, Series NAV (T. Rowe Price)	13,577,264	171,888,164
Short Term Government Income, Series NAV (JHAM) (A)(1)	1,293,271	15,739,102
Total Return, Class NAV (PIMCO)	6,148,922	82,272,579
		1,116,521,124
Alternative - 0.5%
Global Conservative Absolute Return, Class NAV (Standard Life)	796,193	7,436,443
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,432,578,595)		$1,415,718,761

Lifestyle Conservative MVP (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.6%
Commercial paper - 0.1%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.940%, 04/18/2017 *	$425,000	$424,802
John Deere, Ltd. 0.870%, 04/07/2017 *	400,000	399,938
The Bank of New York Mellon Corp. 0.870%, 04/11/2017 *	400,000	399,896
		1,224,636
U.S. Government - 0.3%
U.S. Treasury Notes
0.500%, 04/30/2017	1,500,000	1,499,820
0.625%, 05/31/2017 to 09/30/2017	2,500,000	2,498,437
		3,998,257
U.S. Government Agency - 0.3%
Federal Farm Credit Bank Discount Note 0.501%, 04/03/2017 *	1,101,000	1,100,969
Federal Home Loan Bank Discount Note 0.450%, 04/03/2017 *	2,625,000	2,624,934
		3,725,903
TOTAL SHORT-TERM INVESTMENTS (Cost $8,949,054)		$8,948,796
Total Investments (Lifestyle Conservative MVP) (Cost $1,441,527,649) - 99.9%		$1,424,667,557
Other assets and liabilities, net - 0.1%		1,404,854
TOTAL NET ASSETS - 100.0%		$1,426,072,411

Security Abbreviations and Legend

(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio’s subadvisor is shown parenthetically.
(I)	Non-income producing.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

226

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
Euro Currency Futures	16	Long	Jun 2017	$2,132,398	$2,144,400	$12,002
Euro STOXX 50 Index Futures	59	Long	Jun 2017	2,096,769	2,157,624	60,855
FTSE 100 Index Futures	11	Long	Jun 2017	995,768	1,000,635	4,867
GBP Currency Futures	12	Long	Jun 2017	921,008	941,700	20,692
Japanese Yen Currency Futures	7	Long	Jun 2017	776,796	788,506	11,710
Mini MSCI Emerging Markets Index Futures	45	Long	Jun 2017	2,083,439	2,163,150	79,711
Nikkei 225 Futures	5	Long	Jun 2017	859,715	849,277	(10,438)
Russell 2000 Mini Index Futures	12	Long	Jun 2017	817,428	830,640	13,212
S&P 500 Index E-Mini Futures	116	Long	Jun 2017	13,671,152	13,683,360	12,208
S&P Mid 400 Index E-Mini Futures	11	Long	Jun 2017	1,875,158	1,890,020	14,862
						$219,681

*	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

227

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PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Lifestyle Conservative PS Series

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 20.0%
Strategic Equity Allocation, Series NAV (JHAM) (A)(1)	2,070,086	$37,075,241
Fixed income - 80.0%
Bond, Series NAV (JHAM) (A)(1)	11,045,376	148,449,856
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $184,781,350)		$185,525,097
Total Investments (Lifestyle Conservative PS Series) (Cost $184,781,350) - 100.0%		$185,525,097
Other assets and liabilities, net - 0.0%		(17,600)
TOTAL NET ASSETS - 100.0%		$185,507,497

Security Abbreviations and Legend

(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio’s subadvisor is shown parenthetically.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

228

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PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Lifestyle Growth MVP

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 98.9%
Equity - 70.7%
All Cap Core, Series NAV (QS Investors)	1,584,706	$49,759,762
Alpha Opportunities, Series NAV (Wellington)	7,419,143	79,533,210
Blue Chip Growth, Series NAV (T. Rowe Price)	9,795,325	296,602,455
Capital Appreciation, Series NAV (Jennison)	22,067,612	286,658,286
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	7,700,039	74,767,379
Emerging Markets Value, Series NAV (DFA)	34,060,173	314,715,996
Equity Income, Series NAV (T. Rowe Price)	27,893,739	478,656,564
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	27,826,937	389,855,389
International Growth, Class NAV (Wellington)	5,524,356	124,684,718
International Growth Stock, Series NAV (Invesco)	10,899,775	181,372,258
International Value Equity, Class NAV (JHAM) (A)(1)	726,678	5,827,957
International Value, Series NAV (Templeton)	21,080,079	280,365,057
Mid Cap Stock, Series NAV (Wellington)	10,372,817	162,023,397
Mid Value, Series NAV (T. Rowe Price)	14,405,999	171,863,569
Multifactor Large Cap ETF (DFA)	3,485,175	107,447,945
Multifactor Mid Cap ETF (DFA)	1,769,317	53,840,316
Small Cap Growth, Series NAV (Wellington)	7,043,913	61,563,802
Small Cap Opportunities, Series NAV (DFA/Invesco)	1,818,447	57,208,334
Small Cap Value, Series NAV (Wellington)	2,904,309	61,368,050
Small Company Growth, Series NAV (Invesco)	2,277,071	62,141,268
Small Company Value, Series NAV (T. Rowe Price)	2,799,875	61,681,252
Strategic Equity Allocation, Series NAV (JHAM) (A)(1)	180,769,437	3,237,580,617
Strategic Growth, Class NAV (JHAM) (A)(1)	16,743,135	284,465,871
		6,883,983,452
Fixed income - 27.9%
Bond, Series NAV (JHAM) (A)(1)	127,159,428	1,709,022,713
Core Bond, Series NAV (Wells Capital)	18,396,389	241,912,515
Global Bond, Series NAV (PIMCO) (I)	9,172,970	113,744,831
New Income, Series NAV (T. Rowe Price)	33,062,932	418,576,724
Short Term Government Income, Series NAV (JHAM) (A)(1)	2,745,622	33,414,222
Total Return, Class NAV (PIMCO)	15,121,431	202,324,742
		2,718,995,747
Alternative - 0.3%
Global Conservative Absolute Return, Class NAV (Standard Life)	2,604,416	24,325,252

Lifestyle Growth MVP (continued)

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (continued)
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $8,720,915,470)		$9,627,304,451

SHORT-TERM INVESTMENTS - 0.7%
Commercial paper - 0.1%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.940%, 04/18/2017 *	$3,335,000	$3,333,449
Henkel Corp. 0.860%, 04/18/2017 *	2,500,000	2,498,921
John Deere, Ltd. 0.870%, 04/07/2017 *	4,050,000	4,049,370
The Bank of New York Mellon Corp. 0.870%, 04/11/2017 *	4,050,000	4,048,949
		13,930,689
U.S. Government - 0.4%
U.S. Treasury Notes
0.500%, 04/30/2017	9,000,000	8,998,920
0.625%, 05/31/2017 to 09/30/2017	18,000,000	17,987,702
2.500%, 06/30/2017	9,000,000	9,036,207
		36,022,829
U.S. Government Agency - 0.2%
Federal Farm Credit Bank Discount Note 0.500%, 04/03/2017 *	5,776,000	5,775,840
Federal Home Loan Bank Discount Note 0.450%, 04/03/2017 *	13,770,000	13,769,656
		19,545,496
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.6179% (Y)	1,534,254	1,534,254
		1,534,254
TOTAL SHORT-TERM INVESTMENTS (Cost $71,061,830)		$71,033,268
Total Investments (Lifestyle Growth MVP) (Cost $8,791,977,300) - 99.6%		$9,698,337,719
Other assets and liabilities, net - 0.4%		38,693,761
TOTAL NET ASSETS - 100.0%		$9,737,031,480

Security Abbreviations and Legend

(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio’s subadvisor is shown parenthetically.
(I)	Non-income producing.
(Y)	The rate shown is the annualized seven-day yield as of 3-31-17.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

229

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PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
BP Currency Futures	463	Long	Jun 2017	$35,421,912	$36,333,925	$912,013
Euro FX Futures	567	Long	Jun 2017	75,242,578	75,992,175	749,597
Euro STOXX 50 Index Futures	2,094	Long	Jun 2017	74,368,640	76,577,365	2,208,725
FTSE 100 Index Futures	393	Long	Jun 2017	35,556,010	35,749,967	193,957
Japanese Yen Currency Futures	295	Long	Jun 2017	32,478,529	33,229,906	751,377
Mini MSCI Emerging Markets Index Futures	1,894	Long	Jun 2017	87,118,829	91,044,580	3,925,751
Nikkei 225 Futures	187	Long	Jun 2017	32,286,013	31,762,957	(523,056)
Russell 2000 Mini Index Futures	475	Long	Jun 2017	32,469,703	32,879,500	409,797
S&P 500 Index E-Mini Futures	3,710	Long	Jun 2017	438,001,190	437,631,600	(369,590)
S&P Mid 400 Index E-Mini Futures	463	Long	Jun 2017	79,152,429	79,552,660	400,230
						$8,658,801

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

230

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PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Lifestyle Growth PS Series

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 71.2%
Strategic Equity Allocation, Series NAV (JHAM) (A)(1)	126,949,567	$2,273,666,748
Fixed income - 28.8%
Bond, Series NAV (JHAM) (A)(1)	68,539,645	921,172,830
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,054,254,839)		$3,194,839,578

COMMON STOCKS - 0.0%
Information technology - 0.0%
CEVA Holdings LLC (I)	1,115	228,589
TOTAL COMMON STOCKS (Cost $362,398)		$228,589

PREFERRED SECURITIES - 0.0%
Information technology - 0.0%
CEVA Holdings LLC, Series A1 (I)	31	11,470
CEVA Holdings LLC, Series A2 (I)	1,068	267,030
TOTAL PREFERRED SECURITIES (Cost $355,664)		$278,500
Total Investments (Lifestyle Growth PS Series) (Cost $3,054,972,901) - 100.0%		$3,195,346,667
Other assets and liabilities, net - 0.0%		68,193
TOTAL NET ASSETS - 100.0%		$3,195,414,860

Security Abbreviations and Legend

(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio’s subadvisor is shown parenthetically.
(I)	Non-income producing.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

231

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PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Lifestyle Moderate MVP

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 99.2%
Equity - 40.8%
Alpha Opportunities, Series NAV (Wellington)	654,132	$7,012,297
Blue Chip Growth, Series NAV (T. Rowe Price)	1,697,176	51,390,483
Capital Appreciation, Series NAV (Jennison)	3,827,042	49,713,281
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	1,011,939	9,825,927
Emerging Markets Value, Series NAV (DFA)	3,195,173	29,523,402
Equity Income, Series NAV (T. Rowe Price)	4,977,549	85,414,747
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	5,012,480	70,224,846
International Growth Stock, Series NAV (Invesco)	710,121	11,816,418
International Growth, Class NAV (Wellington)	315,121	7,112,277
International Value Equity, Class NAV (JHAM) (A)(1)	29,095	233,342
International Value, Series NAV (Templeton)	3,608,905	47,998,439
Mid Cap Stock, Series NAV (Wellington)	1,395,058	21,790,802
Mid Value, Series NAV (T. Rowe Price)	1,826,777	21,793,455
Small Cap Growth, Series NAV (Wellington)	1,235,619	10,799,313
Small Cap Value, Series NAV (Wellington)	509,614	10,768,146
Small Company Growth, Series NAV (Invesco)	397,442	10,846,185
Small Company Value, Series NAV (T. Rowe Price)	484,942	10,683,282
Strategic Equity Allocation, Series NAV (JHAM) (A)(1)	24,968,968	447,194,225
Strategic Growth, Class NAV (JHAM) (A)(1)	2,926,811	49,726,526
		953,867,393
Fixed income - 58.0%
Bond, Series NAV (JHAM) (A)(1)	63,849,700	858,139,973
Core Bond, Series NAV (Wells Capital)	9,003,170	118,391,692
Global Bond, Series NAV (PIMCO) (I)	4,613,585	57,208,456
New Income, Series NAV (T. Rowe Price)	16,179,918	204,837,758
Short Term Government Income, Series NAV (JHAM) (A)(1)	1,504,180	18,305,867
Total Return, Class NAV (PIMCO)	7,390,225	98,881,213
		1,355,764,959
Alternative - 0.4%
Global Conservative Absolute Return, Class NAV (Standard Life)	1,018,865	9,516,199
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,240,747,456)		$2,319,148,551

Lifestyle Moderate MVP (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.6%
Commercial paper - 0.1%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.940%, 04/18/2017 *	$710,000	$709,670
John Deere, Ltd. 0.870%, 04/07/2017 *	645,000	644,900
The Bank of New York Mellon Corp. 0.870%, 04/11/2017 *	645,000	644,833
		1,999,403
U.S. Government - 0.3%
U.S. Treasury Notes
0.500%, 04/30/2017	1,500,000	1,499,820
0.625%, 05/31/2017 to 09/30/2017	3,500,000	3,497,681
2.500%, 06/30/2017	1,400,000	1,405,632
		6,403,133
U.S. Government Agency - 0.2%
Federal Farm Credit Bank Discount Note 0.500%, 04/03/2017 *	1,768,000	1,767,951
Federal Home Loan Bank Discount Note 0.450%, 04/03/2017 *	4,216,000	4,215,895
		5,983,846
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.6179% (Y)	474,748	474,748
TOTAL SHORT-TERM INVESTMENTS (Cost $14,865,676)		$14,861,130
Total Investments (Lifestyle Moderate MVP) (Cost $2,255,613,132) - 99.8%		$2,334,009,681
Other assets and liabilities, net - 0.2%		3,952,742
TOTAL NET ASSETS - 100.0%		$2,337,962,423

Security Abbreviations and Legend

(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio’s subadvisor is shown parenthetically.
(I)	Non-income producing.
(Y)	The rate shown is the annualized seven-day yield as of 3-31-17.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

232

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PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
BP Currency Futures	43	Long	Jun 2017	$3,296,890	$3,374,424	$77,534
Euro FX Futures	54	Long	Jun 2017	7,187,309	7,237,350	50,041
Euro STOXX 50 Index Futures	205	Long	Jun 2017	7,284,729	7,496,829	212,100
FTSE 100 Index Futures	37	Long	Jun 2017	3,349,197	3,365,773	16,576
Japanese Yen Currency Futures	28	Long	Jun 2017	3,094,983	3,154,025	59,042
Mini MSCI Emerging Markets Index Futures	159	Long	Jun 2017	7,358,773	7,643,130	284,357
Nikkei 225 Futures	18	Long	Jun 2017	3,096,837	3,057,397	(39,440)
Russell 2000 Mini Index Futures	50	Long	Jun 2017	3,406,425	3,461,000	54,575
S&P 500 Index E-Mini Futures	407	Long	Jun 2017	47,976,596	48,009,720	33,124
S&P Mid 400 Index E-Mini Futures	46	Long	Jun 2017	7,845,220	7,903,720	58,500
						$806,409

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

233

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PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Lifestyle Moderate PS Series

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 40.1%
Strategic Equity Allocation, Series NAV (JHAM) (A)(1)	7,210,945	$129,148,029
Fixed income - 59.9%
Bond, Series NAV (JHAM) (A)(1)	14,382,221	193,297,056
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $316,208,090)		$322,445,085
Total Investments (Lifestyle Moderate PS Series) (Cost $316,208,090) - 100.0%		$322,445,085
Other assets and liabilities, net - 0.0%		(17,634)
TOTAL NET ASSETS - 100.0%		$322,427,451

Security Abbreviations and Legend

(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio’s subadvisor is shown parenthetically.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

234

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PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 95.5%
Consumer discretionary - 11.2%
Auto components - 0.7%
Cooper Tire & Rubber Company	32,755	$1,452,684
Dana, Inc.	89,567	1,729,539
Gentex Corp.	178,692	3,811,500
		6,993,723
Automobiles - 0.3%
Thor Industries, Inc.	29,765	2,861,309
Distributors - 0.3%
Pool Corp.	25,563	3,050,433
Diversified consumer services - 0.7%
DeVry Education Group, Inc.	35,581	1,261,346
Graham Holdings Company, Class B	2,893	1,734,498
Service Corp. International	117,097	3,615,955
Sotheby’s (I)(L)	28,714	1,305,913
		7,917,712
Hotels, restaurants and leisure - 2.6%
Brinker International, Inc. (L)	30,399	1,336,340
Buffalo Wild Wings, Inc. (I)	10,815	1,651,991
Churchill Downs, Inc.	7,635	1,212,820
Cracker Barrel Old Country Store, Inc. (L)	14,955	2,381,584
Domino’s Pizza, Inc.	29,888	5,508,358
Dunkin’ Brands Group, Inc.	57,183	3,126,766
International Speedway Corp., Class A	15,709	580,448
Jack in the Box, Inc.	19,681	2,001,951
Panera Bread Company, Class A (I)	13,274	3,476,062
Papa John’s International, Inc.	16,424	1,314,577
Texas Roadhouse, Inc.	40,029	1,782,491
The Cheesecake Factory, Inc.	27,604	1,748,989
The Wendy’s Company	119,790	1,630,342
		27,752,719
Household durables - 1.5%
CalAtlantic Group, Inc.	44,842	1,679,333
Helen of Troy, Ltd. (I)	16,782	1,580,864
KB Home	51,444	1,022,707
NVR, Inc. (I)	2,142	4,512,937
Tempur Sealy International, Inc. (I)(L)	29,113	1,352,590
Toll Brothers, Inc. (I)	91,935	3,319,773
TRI Pointe Group, Inc. (I)	90,074	1,129,528
Tupperware Brands Corp.	31,513	1,976,495
		16,574,227
Internet and direct marketing retail - 0.1%
HSN, Inc.	19,970	740,887
Leisure products - 0.6%
Brunswick Corp.	55,681	3,407,677
Polaris Industries, Inc. (L)	36,405	3,050,739
		6,458,416
Media - 1.3%
AMC Networks, Inc., Class A (I)	34,983	2,052,802
Cable One, Inc.	2,917	1,821,579
Cinemark Holdings, Inc.	65,778	2,916,597
John Wiley & Sons, Inc., Class A	27,981	1,505,378
Live Nation Entertainment, Inc. (I)	82,245	2,497,781

Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Media (continued)
Meredith Corp.	22,754	$1,469,908
The New York Times Company, Class A	76,030	1,094,832
Time, Inc.	61,805	1,195,927
		14,554,804
Multiline retail - 0.3%
Big Lots, Inc. (L)	27,739	1,350,335
Dillard’s, Inc., Class A (L)	15,696	819,959
J.C. Penney Company, Inc. (I)(L)	192,364	1,184,962
		3,355,256
Specialty retail - 2.1%
Aaron’s, Inc.	39,658	1,179,429
American Eagle Outfitters, Inc.	106,437	1,493,311
Cabela’s, Inc. (I)	31,982	1,698,564
Chico’s FAS, Inc.	80,652	1,145,258
CST Brands, Inc.	47,073	2,263,741
Dick’s Sporting Goods, Inc.	54,686	2,661,021
GameStop Corp., Class A (L)	63,420	1,430,121
Murphy USA, Inc.	21,567	1,583,449
Office Depot, Inc.	320,154	1,493,518
Sally Beauty Holdings, Inc. (I)	89,116	1,821,531
The Michaels Companies, Inc. (I)	75,476	1,689,908
Urban Outfitters, Inc. (I)	54,893	1,304,258
Williams-Sonoma, Inc.	50,365	2,700,571
		22,464,680
Textiles, apparel and luxury goods - 0.7%
Carter’s, Inc.	30,219	2,713,666
Deckers Outdoor Corp. (I)	19,841	1,185,103
Kate Spade & Company (I)	79,784	1,853,382
Skechers U.S.A., Inc., Class A (I)	83,171	2,283,044
		8,035,195
		120,759,361
Consumer staples - 4.3%
Beverages - 0.1%
The Boston Beer Company, Inc., Class A (I)(L)	5,786	836,945
Food and staples retailing - 0.6%
Casey’s General Stores, Inc.	24,367	2,735,196
Sprouts Farmers Market, Inc. (I)	79,768	1,844,236
United Natural Foods, Inc. (I)	31,470	1,360,448
		5,939,880
Food products - 2.9%
Dean Foods Company	56,509	1,110,967
Flowers Foods, Inc.	114,333	2,219,204
Ingredion, Inc.	44,649	5,377,079
Lamb Weston Holdings, Inc.	86,297	3,629,652
Lancaster Colony Corp.	12,118	1,561,283
Post Holdings, Inc. (I)	39,978	3,498,875
Snyder’s-Lance, Inc.	53,307	2,148,805
The Hain Celestial Group, Inc. (I)	64,333	2,393,188
The WhiteWave Foods Company (I)	110,228	6,189,302
Tootsie Roll Industries, Inc. (L)	11,152	416,520

235

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Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples (continued)
Food products (continued)
TreeHouse Foods, Inc. (I)	35,323	$2,990,445
		31,535,320
Household products - 0.2%
Energizer Holdings, Inc.	38,522	2,147,602
Personal products - 0.5%
Avon Products, Inc. (I)	272,932	1,200,901
Edgewell Personal Care Company (I)	35,672	2,609,050
Nu Skin Enterprises, Inc., Class A	30,733	1,706,911
		5,516,862
		45,976,609
Energy - 3.2%
Energy equipment and services - 1.4%
Diamond Offshore Drilling, Inc. (I)(L)	39,867	666,178
Dril-Quip, Inc. (I)	23,487	1,281,216
Ensco PLC, Class A	188,638	1,688,310
Nabors Industries, Ltd.	177,413	2,318,788
Noble Corp. PLC (L)	152,135	941,716
Oceaneering International, Inc.	61,035	1,652,828
Oil States International, Inc. (I)	32,088	1,063,717
Patterson-UTI Energy, Inc.	103,410	2,509,761
Rowan Companies PLC, Class A (I)(L)	78,229	1,218,808
Superior Energy Services, Inc. (I)	94,983	1,354,458
		14,695,780
Oil, gas and consumable fuels - 1.8%
CONSOL Energy, Inc. (I)	109,914	1,844,357
Energen Corp. (I)	60,357	3,285,835
Gulfport Energy Corp. (I)	98,760	1,697,684
HollyFrontier Corp.	110,293	3,125,704
QEP Resources, Inc. (I)	148,979	1,893,523
SM Energy Company	60,876	1,462,242
Western Refining, Inc.	49,347	1,730,599
World Fuel Services Corp.	43,573	1,579,521
WPX Energy, Inc. (I)	246,462	3,300,126
		19,919,591
		34,615,371
Financials - 15.5%
Banks - 7.3%
Associated Banc-Corp.	94,402	2,303,409
BancorpSouth, Inc.	53,032	1,604,218
Bank of Hawaii Corp.	26,524	2,184,517
Bank of the Ozarks, Inc.	56,705	2,949,227
Cathay General Bancorp	46,527	1,753,137
Chemical Financial Corp.	44,199	2,260,779
Commerce Bancshares, Inc.	54,357	3,052,689
Cullen/Frost Bankers, Inc.	35,286	3,139,395
East West Bancorp, Inc.	89,664	4,627,559
First Horizon National Corp.	145,327	2,688,550
FNB Corp.	199,573	2,967,651
Fulton Financial Corp.	108,206	1,931,477
Hancock Holding Company	52,391	2,386,410
International Bancshares Corp.	36,173	1,280,524

Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
MB Financial, Inc.	44,250	$1,894,785
PacWest Bancorp	74,571	3,971,651
PrivateBancorp, Inc.	49,768	2,954,726
Prosperity Bancshares, Inc.	43,203	3,011,681
Signature Bank (I)	33,389	4,954,594
SVB Financial Group (I)	32,535	6,054,438
Synovus Financial Corp.	76,045	3,119,366
TCF Financial Corp.	106,344	1,809,975
Texas Capital Bancshares, Inc. (I)	33,583	2,802,501
Trustmark Corp.	42,143	1,339,726
UMB Financial Corp.	27,257	2,052,725
Umpqua Holdings Corp.	136,991	2,430,220
Valley National Bancorp	164,018	1,935,412
Webster Financial Corp.	57,225	2,863,539
Wintrust Financial Corp.	34,993	2,418,716
		78,743,597
Capital markets - 2.7%
Eaton Vance Corp.	71,395	3,209,919
FactSet Research Systems, Inc.	24,609	4,058,270
Federated Investors, Inc., Class B	57,517	1,514,998
Janus Capital Group, Inc.	89,396	1,180,027
Legg Mason, Inc.	53,937	1,947,665
MarketAxess Holdings, Inc.	23,405	4,388,203
MSCI, Inc.	56,316	5,473,352
SEI Investments Company	83,111	4,192,119
Stifel Financial Corp. (I)	42,386	2,127,353
Waddell & Reed Financial, Inc., Class A (L)	52,409	890,953
		28,982,859
Consumer finance - 0.3%
SLM Corp. (I)	266,862	3,229,030
Insurance - 4.7%
Alleghany Corp. (I)	9,601	5,901,351
American Financial Group, Inc.	45,460	4,337,793
Aspen Insurance Holdings, Ltd.	37,237	1,938,186
Brown & Brown, Inc.	71,394	2,978,558
CNO Financial Group, Inc.	108,055	2,215,128
Everest Re Group, Ltd.	25,429	5,945,554
First American Financial Corp.	68,388	2,686,281
Genworth Financial, Inc., Class A (I)	310,778	1,280,405
Kemper Corp.	30,322	1,209,848
Mercury General Corp.	22,730	1,386,303
Old Republic International Corp.	152,003	3,113,021
Primerica, Inc.	28,449	2,338,508
Reinsurance Group of America, Inc.	40,014	5,080,978
RenaissanceRe Holdings, Ltd.	25,451	3,681,487
The Hanover Insurance Group, Inc.	26,453	2,382,357
W.R. Berkley Corp.	60,306	4,259,413
		50,735,171
Thrifts and mortgage finance - 0.5%
New York Community Bancorp, Inc.	303,758	4,243,499

236

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Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Thrifts and mortgage finance (continued)
Washington Federal, Inc.	55,480	$1,836,388
		6,079,887
		167,770,544
Health care - 7.8%
Biotechnology - 0.7%
Bioverativ, Inc. (I)	67,071	3,652,687
United Therapeutics Corp. (I)	27,967	3,786,172
		7,438,859
Health care equipment and supplies - 3.6%
ABIOMED, Inc. (I)	25,184	3,153,037
Align Technology, Inc. (I)	46,930	5,383,340
Globus Medical, Inc., Class A (I)	44,850	1,328,457
Halyard Health, Inc. (I)	29,124	1,109,333
Hill-Rom Holdings, Inc.	36,980	2,610,788
LivaNova PLC (I)	27,056	1,326,015
Masimo Corp. (I)	27,908	2,602,700
NuVasive, Inc. (I)	31,468	2,350,030
ResMed, Inc.	88,100	6,340,557
STERIS PLC	52,836	3,669,981
Teleflex, Inc.	27,927	5,410,298
West Pharmaceutical Services, Inc.	45,561	3,718,233
		39,002,769
Health care providers and services - 1.9%
HealthSouth Corp.	55,286	2,366,794
LifePoint Health, Inc. (I)	24,832	1,626,496
MEDNAX, Inc. (I)	58,345	4,047,976
Molina Healthcare, Inc. (I)	26,353	1,201,697
Owens & Minor, Inc.	38,035	1,316,011
Tenet Healthcare Corp. (I)(L)	49,860	883,021
VCA, Inc. (I)	50,525	4,623,038
WellCare Health Plans, Inc. (I)	27,555	3,863,487
		19,928,520
Health care technology - 0.1%
Allscripts Healthcare Solutions, Inc. (I)	112,255	1,423,393
Life sciences tools and services - 0.9%
Bio-Rad Laboratories, Inc., Class A (I)	12,927	2,576,868
Bio-Techne Corp.	23,211	2,359,398
Charles River Laboratories International, Inc. (I)	29,471	2,650,916
PAREXEL International Corp. (I)	31,691	2,000,019
		9,587,201
Pharmaceuticals - 0.6%
Akorn, Inc. (I)	54,213	1,305,449
Catalent, Inc. (I)	77,586	2,197,236
Endo International PLC (I)	123,392	1,377,055
Prestige Brands Holdings, Inc. (I)	32,923	1,829,202
		6,708,942
		84,089,684

Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials - 14.2%
Aerospace and defense - 2.0%
B/E Aerospace, Inc.	63,114	$4,046,239
Curtiss-Wright Corp.	27,696	2,527,537
Esterline Technologies Corp. (I)	18,463	1,588,741
Huntington Ingalls Industries, Inc.	28,623	5,731,470
KLX, Inc. (I)	32,581	1,456,371
Orbital ATK, Inc.	35,798	3,508,204
Teledyne Technologies, Inc. (I)	21,906	2,770,233
		21,628,795
Airlines - 0.4%
JetBlue Airways Corp. (I)	209,623	4,320,330
Building products - 0.8%
AO Smith Corp.	91,602	4,686,358
Lennox International, Inc.	24,063	4,025,740
		8,712,098
Commercial services and supplies - 1.4%
Clean Harbors, Inc. (I)	32,483	1,806,704
Copart, Inc. (I)	63,561	3,936,333
Deluxe Corp.	30,190	2,178,812
Herman Miller, Inc.	37,089	1,170,158
HNI Corp.	27,319	1,259,133
MSA Safety, Inc.	19,485	1,377,395
Pitney Bowes, Inc.	115,687	1,516,657
Rollins, Inc.	59,666	2,215,399
		15,460,591
Construction and engineering - 1.1%
AECOM (I)	96,595	3,437,816
Dycom Industries, Inc. (I)	19,567	1,818,753
EMCOR Group, Inc.	37,099	2,335,382
Granite Construction, Inc.	24,688	1,239,091
KBR, Inc.	88,948	1,336,888
Valmont Industries, Inc.	14,003	2,177,467
		12,345,397
Electrical equipment - 0.8%
EnerSys	27,009	2,132,090
Hubbell, Inc.	32,072	3,850,244
Regal Beloit Corp.	27,855	2,107,231
		8,089,565
Industrial conglomerates - 0.4%
Carlisle Companies, Inc.	40,158	4,273,213
Machinery - 4.6%
AGCO Corp.	41,500	2,497,470
Crane Company	31,270	2,339,934
Donaldson Company, Inc.	82,135	3,738,785
Graco, Inc.	34,831	3,278,990
IDEX Corp.	47,423	4,434,525
ITT, Inc.	54,848	2,249,865
Joy Global, Inc.	61,948	1,750,031
Kennametal, Inc.	49,873	1,956,518
Lincoln Electric Holdings, Inc.	38,382	3,333,861
Nordson Corp.	33,287	4,088,975
Oshkosh Corp.	46,404	3,182,850

237

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PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Machinery (continued)
Terex Corp.	65,854	$2,067,816
The Timken Company	43,308	1,957,522
The Toro Company	67,310	4,204,183
Trinity Industries, Inc.	94,644	2,512,798
Wabtec Corp. (L)	53,617	4,182,126
Woodward, Inc.	34,448	2,339,708
		50,115,957
Marine - 0.2%
Kirby Corp. (I)	33,487	2,362,508
Professional services - 0.7%
CEB, Inc.	20,073	1,577,738
FTI Consulting, Inc. (I)	25,609	1,054,323
ManpowerGroup, Inc.	42,068	4,314,915
		6,946,976
Road and rail - 1.0%
Avis Budget Group, Inc. (I)	53,476	1,581,820
Genesee & Wyoming, Inc., Class A (I)	38,123	2,587,027
Landstar System, Inc.	25,976	2,224,844
Old Dominion Freight Line, Inc.	43,081	3,686,441
Werner Enterprises, Inc.	28,003	733,679
		10,813,811
Trading companies and distributors - 0.8%
GATX Corp. (L)	24,500	1,493,520
MSC Industrial Direct Company, Inc., Class A	27,892	2,866,182
NOW, Inc. (I)	67,075	1,137,592
Watsco, Inc.	18,886	2,704,097
		8,201,391
		153,270,632
Information technology - 17.0%
Communications equipment - 1.4%
ARRIS International PLC (I)	118,315	3,129,432
Brocade Communications Systems, Inc.	253,589	3,164,791
Ciena Corp. (I)	87,850	2,074,139
InterDigital, Inc.	21,337	1,841,383
NetScout Systems, Inc. (I)	57,092	2,166,641
Plantronics, Inc.	20,586	1,113,908
ViaSat, Inc. (I)	32,953	2,103,060
		15,593,354
Electronic equipment, instruments and components - 4.4%
Arrow Electronics, Inc. (I)	55,260	4,056,637
Avnet, Inc.	80,171	3,668,625
Belden, Inc.	26,235	1,815,200
Cognex Corp.	53,526	4,493,508
Coherent, Inc. (I)	15,273	3,140,740
IPG Photonics Corp. (I)	23,303	2,812,672
Jabil Circuit, Inc.	113,346	3,277,966
Keysight Technologies, Inc. (I)	106,698	3,856,066
Knowles Corp. (I)	55,422	1,050,247
Littelfuse, Inc.	14,080	2,251,533

Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Electronic equipment, instruments and components (continued)
National Instruments Corp.	66,061	$2,150,946
SYNNEX Corp.	18,129	2,029,360
Tech Data Corp. (I)	21,511	2,019,883
Trimble, Inc. (I)	156,911	5,022,721
VeriFone Systems, Inc. (I)	69,383	1,299,544
Vishay Intertechnology, Inc. (L)	83,410	1,372,095
Zebra Technologies Corp., Class A (I)	32,891	3,001,304
		47,319,047
Internet software and services - 0.6%
j2 Global, Inc.	29,952	2,513,272
LogMeIn, Inc.	32,695	3,187,763
WebMD Health Corp. (I)	23,454	1,235,557
		6,936,592
IT services - 3.8%
Acxiom Corp. (I)	48,537	1,381,848
Broadridge Financial Solutions, Inc.	73,637	5,003,634
Computer Sciences Corp.	87,834	6,061,424
Convergys Corp.	58,490	1,237,064
CoreLogic, Inc. (I)	52,468	2,136,497
DST Systems, Inc.	19,618	2,403,205
Gartner, Inc. (I)	51,407	5,551,442
Jack Henry & Associates, Inc.	48,297	4,496,451
Leidos Holdings, Inc.	88,837	4,543,124
MAXIMUS, Inc.	40,310	2,507,282
NeuStar, Inc., Class A (I)	34,296	1,136,912
Science Applications International Corp.	27,297	2,030,897
WEX, Inc. (I)	23,920	2,475,720
		40,965,500
Semiconductors and semiconductor equipment - 2.3%
Cirrus Logic, Inc. (I)	39,957	2,424,990
Cree, Inc. (I)(L)	60,575	1,619,170
Cypress Semiconductor Corp.	203,951	2,806,366
First Solar, Inc. (I)(L)	48,524	1,315,000
Integrated Device Technology, Inc. (I)	82,889	1,961,983
Microsemi Corp. (I)	71,722	3,695,835
Monolithic Power Systems, Inc.	23,567	2,170,521
Silicon Laboratories, Inc. (I)	26,059	1,916,639
Synaptics, Inc. (I)	21,990	1,088,725
Teradyne, Inc.	124,434	3,869,897
Versum Materials, Inc.	67,588	2,068,193
		24,937,319
Software - 3.9%
ACI Worldwide, Inc. (I)	72,993	1,561,320
ANSYS, Inc. (I)	53,099	5,674,690
Cadence Design Systems, Inc. (I)	173,389	5,444,415
CDK Global, Inc.	90,197	5,863,707
CommVault Systems, Inc. (I)	26,048	1,323,238
Fair Isaac Corp.	19,319	2,491,185
Fortinet, Inc. (I)	92,687	3,554,546
Manhattan Associates, Inc. (I)	43,785	2,279,009
PTC, Inc. (I)	71,977	3,782,391

238

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PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Software (continued)
Take-Two Interactive Software, Inc. (I)	63,077	$3,738,574
The Ultimate Software Group, Inc. (I)	18,451	3,601,820
Tyler Technologies, Inc. (I)	20,845	3,221,803
		42,536,698
Technology hardware, storage and peripherals - 0.6%
3D Systems Corp. (I)(L)	66,848	1,000,046
Diebold Nixdorf, Inc.	46,919	1,440,413
NCR Corp. (I)	77,503	3,540,337
		5,980,796
		184,269,306
Materials - 7.6%
Chemicals - 3.3%
Ashland Global Holdings, Inc.	38,694	4,790,704
Cabot Corp.	38,721	2,319,775
Minerals Technologies, Inc.	21,787	1,668,884
NewMarket Corp.	5,751	2,606,526
Olin Corp.	102,876	3,381,534
PolyOne Corp.	51,098	1,741,931
RPM International, Inc.	83,081	4,571,947
Sensient Technologies Corp.	27,543	2,183,058
The Chemours Company	113,913	4,385,651
The Scotts Miracle-Gro Company	27,496	2,567,851
The Valspar Corp.	45,467	5,044,109
		35,261,970
Construction materials - 0.3%
Eagle Materials, Inc.	30,107	2,924,594
Containers and packaging - 1.7%
AptarGroup, Inc.	38,767	2,984,671
Bemis Company, Inc.	57,481	2,808,522
Greif, Inc., Class A	16,133	888,767
Owens-Illinois, Inc. (I)	100,853	2,055,384
Packaging Corp. of America	58,593	5,368,291
Silgan Holdings, Inc.	23,311	1,383,741
Sonoco Products Company	61,745	3,267,545
		18,756,921
Metals and mining - 2.0%
Allegheny Technologies, Inc. (L)	67,359	1,209,768
Carpenter Technology Corp.	29,111	1,085,840
Commercial Metals Company	71,982	1,377,016
Compass Minerals International, Inc.	21,041	1,427,632
Reliance Steel & Aluminum Company	45,304	3,625,226
Royal Gold, Inc.	40,631	2,846,202
Steel Dynamics, Inc.	150,776	5,240,974
United States Steel Corp.	108,396	3,664,869
Worthington Industries, Inc.	27,321	1,231,904
		21,709,431
Paper and forest products - 0.3%
Domtar Corp.	38,975	1,423,367

Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials (continued)
Paper and forest products (continued)
Louisiana-Pacific Corp. (I)	89,752	$2,227,645
		3,651,012
		82,303,928
Real estate - 9.2%
Equity real estate investment trusts - 8.8%
American Campus Communities, Inc.	82,896	3,945,021
Camden Property Trust	54,437	4,380,001
Care Capital Properties, Inc.	52,338	1,406,322
CoreCivic, Inc.	73,182	2,299,378
Corporate Office Properties Trust	61,352	2,030,751
Cousins Properties, Inc.	260,163	2,151,548
CyrusOne, Inc.	46,220	2,378,943
DCT Industrial Trust, Inc.	57,146	2,749,866
Douglas Emmett, Inc.	90,448	3,473,203
Duke Realty Corp.	221,130	5,809,085
Education Realty Trust, Inc.	45,489	1,858,226
EPR Properties	39,872	2,935,775
First Industrial Realty Trust, Inc.	72,921	1,941,886
Healthcare Realty Trust, Inc.	72,398	2,352,935
Highwoods Properties, Inc.	63,231	3,106,539
Hospitality Properties Trust	102,169	3,221,389
Kilroy Realty Corp.	60,809	4,383,113
Lamar Advertising Company, Class A	51,514	3,850,156
LaSalle Hotel Properties	70,308	2,035,417
Liberty Property Trust	91,414	3,524,010
Life Storage, Inc.	28,908	2,373,925
Mack-Cali Realty Corp.	55,842	1,504,383
Medical Properties Trust, Inc.	199,624	2,573,153
National Retail Properties, Inc.	91,570	3,994,283
Omega Healthcare Investors, Inc.	122,378	4,037,250
Potlatch Corp.	25,288	1,155,662
Quality Care Properties, Inc. (I)	58,448	1,102,329
Rayonier, Inc.	76,449	2,166,565
Senior Housing Properties Trust	147,735	2,991,634
Tanger Factory Outlet Centers, Inc.	59,854	1,961,416
Taubman Centers, Inc.	37,632	2,484,465
The GEO Group, Inc.	46,655	2,163,392
Uniti Group, Inc.	87,222	2,254,689
Urban Edge Properties	57,138	1,502,729
Washington Prime Group, Inc.	114,666	996,448
Weingarten Realty Investors	73,267	2,446,385
		95,542,272
Real estate management and development - 0.4%
Alexander & Baldwin, Inc.	28,730	1,279,060
Jones Lang LaSalle, Inc.	28,139	3,136,092
		4,415,152
		99,957,424
Telecommunication services - 0.3%
Diversified telecommunication services - 0.2%
Frontier Communications Corp. (L)	729,437	1,560,995

239

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PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunication services (continued)
Wireless telecommunication services - 0.1%
Telephone & Data Systems, Inc.	58,234	$1,543,783
		3,104,778
Utilities - 5.2%
Electric utilities - 1.8%
Great Plains Energy, Inc.	133,953	3,914,107
Hawaiian Electric Industries, Inc.	67,636	2,252,955
IDACORP, Inc.	31,345	2,600,381
OGE Energy Corp.	124,212	4,344,936
PNM Resources, Inc.	49,538	1,832,906
Westar Energy, Inc.	88,350	4,794,755
		19,740,040
Gas utilities - 2.1%
Atmos Energy Corp.	65,417	5,167,289
National Fuel Gas Company	53,064	3,163,676
New Jersey Resources Corp.	53,684	2,125,886
ONE Gas, Inc.	32,493	2,196,527
Southwest Gas Holdings, Inc.	29,573	2,451,897
UGI Corp.	107,566	5,313,760
WGL Holdings, Inc.	31,857	2,629,158
		23,048,193
Multi-utilities - 1.0%
Black Hills Corp.	33,202	2,206,937
MDU Resources Group, Inc.	121,459	3,324,333
NorthWestern Corp.	30,070	1,765,109
Vectren Corp.	51,577	3,022,928
		10,319,307
Water utilities - 0.3%
Aqua America, Inc.	110,365	3,548,235
		56,655,775
TOTAL COMMON STOCKS (Cost $732,101,365)		$1,032,773,412

RIGHTS - 0.0%
Community Health Systems, Inc. (I)(N)	137,366	1,168
TOTAL RIGHTS (Cost $8,929)		$1,168

SECURITIES LENDING COLLATERAL - 2.5%
John Hancock Collateral Trust, 0.9609% (W)(Y)	2,713,280	27,150,170
TOTAL SECURITIES LENDING COLLATERAL (Cost $27,151,419)		$27,150,170

Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 4.7%
Repurchase agreement - 4.7%
Repurchase Agreement with State Street Corp. dated 03/31/2017 at 0.220% to be repurchased at $50,350,923 on 04/03/2017, collateralized by $56,835,000 U.S. Treasury Notes, 2.500% due 05/15/2046 (valued at $51,359,402, including interest)	$50,350,000	$50,350,000
TOTAL SHORT-TERM INVESTMENTS (Cost $50,350,000)		$50,350,000
Total Investments (Mid Cap Index Trust) (Cost $809,611,713) - 102.7%		$1,110,274,750
Other assets and liabilities, net - (2.7%)		(29,038,534)
TOTAL NET ASSETS - 100.0%		$1,081,236,216

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 3-31-17. The value of securities on loan amounted to $26,561,760.
(N)	Strike price and/or expiration date not available.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 3-31-17.

240

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PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
S&P Mid 400 Index E-Mini Futures	297	Long	Jun 2017	$50,628,279	$51,030,540	$402,261
						$402,261

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

241

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PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 90.2%
Consumer discretionary - 12.5%
Automobiles - 1.4%
Tesla, Inc. (I)	34,504	$9,602,463
Diversified consumer services - 0.1%
The Honest Company, Inc. (I)(R)	28,542	953,874
Hotels, restaurants and leisure - 5.9%
Hilton Worldwide Holdings, Inc.	193,608	11,318,324
Marriott International, Inc., Class A	120,132	11,314,032
Panera Bread Company, Class A (I)	73,552	19,261,062
		41,893,418
Internet and direct marketing retail - 1.4%
Netflix, Inc. (I)	69,159	10,222,392
Specialty retail - 1.6%
Jand, Inc., Class A (I)(R)	25,303	214,316
Ulta Salon Cosmetics & Fragrance, Inc. (I)	38,379	10,946,842
		11,161,158
Textiles, apparel and luxury goods - 2.1%
Kate Spade & Company (I)	346,883	8,058,092
Under Armour, Inc., Class C (I)(L)	356,618	6,526,109
		14,584,201
		88,417,506
Consumer staples - 2.9%
Beverages - 2.9%
Molson Coors Brewing Company, Class B	55,260	5,288,935
Monster Beverage Corp. (I)	322,808	14,904,045
		20,192,980
		20,192,980
Energy - 4.9%
Energy equipment and services - 1.1%
Baker Hughes, Inc.	126,577	7,571,836
Oil, gas and consumable fuels - 3.8%
Cimarex Energy Company	41,570	4,967,199
Diamondback Energy, Inc. (I)	52,159	5,409,671
Newfield Exploration Company (I)	137,562	5,077,413
Pioneer Natural Resources Company	33,461	6,231,442
WPX Energy, Inc. (I)	399,719	5,352,237
		27,037,962
		34,609,798
Financials - 6.6%
Banks - 1.9%
Huntington Bancshares, Inc.	495,188	6,630,567
Signature Bank (I)	43,636	6,475,146
		13,105,713
Capital markets - 2.2%
TD Ameritrade Holding Corp.	404,167	15,705,930
Consumer finance - 1.9%
Capital One Financial Corp.	80,679	6,991,642
Synchrony Financial	190,427	6,531,646
		13,523,288

Mid Cap Stock Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Diversified financial services - 0.6%
Double Eagle Acquisition Corp. (I)(L)	390,144	$4,116,019
		46,450,950
Health care - 16.0%
Biotechnology - 2.6%
Incyte Corp. (I)	35,972	4,808,377
Ionis Pharmaceuticals, Inc. (I)	143,955	5,786,991
TESARO, Inc. (I)(L)	20,478	3,150,950
Vertex Pharmaceuticals, Inc. (I)	40,104	4,385,372
		18,131,690
Health care equipment and supplies - 10.8%
ABIOMED, Inc. (I)	54,539	6,828,283
Align Technology, Inc. (I)	106,816	12,252,863
DexCom, Inc. (I)	102,656	8,698,043
Edwards Lifesciences Corp. (I)	181,968	17,117,730
Hologic, Inc. (I)	323,910	13,782,371
Insulet Corp. (I)	239,480	10,319,193
Intuitive Surgical, Inc. (I)	9,230	7,074,518
		76,073,001
Health care technology - 1.3%
Veeva Systems, Inc., Class A (I)	178,179	9,137,019
Pharmaceuticals - 1.3%
Eisai Company, Ltd.	91,500	4,751,794
Ono Pharmaceutical Company, Ltd.	236,550	4,905,519
		9,657,313
		112,999,023
Industrials - 10.5%
Commercial services and supplies - 1.0%
Clean Harbors, Inc. (I)	125,915	7,003,392
Electrical equipment - 1.1%
Rockwell Automation, Inc.	49,650	7,731,002
Machinery - 2.0%
The Middleby Corp. (I)	102,208	13,946,282
Professional services - 1.5%
TransUnion (I)	274,178	10,514,726
Road and rail - 1.5%
J.B. Hunt Transport Services, Inc.	66,774	6,125,847
Knight Transportation, Inc.	141,451	4,434,489
		10,560,336
Trading companies and distributors - 3.4%
AerCap Holdings NV (I)	146,528	6,735,892
Fastenal Company	344,641	17,749,012
		24,484,904
		74,240,642
Information technology - 32.2%
Communications equipment - 2.2%
Arista Networks, Inc. (I)	116,364	15,391,466

242

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Electronic equipment, instruments and components - 1.0%
Trimble, Inc. (I)	227,059	$7,268,159
Internet software and services - 5.7%
CoStar Group, Inc. (I)	66,153	13,708,225
GoDaddy, Inc., Class A (I)(L)	255,525	9,684,398
Nutanix, Inc. (I)	148,220	2,780,607
The Trade Desk, Inc., Class A (I)(L)	5,700	212,325
Zillow Group, Inc., Class C (I)(L)	423,265	14,251,333
		40,636,888
IT services - 1.1%
Global Payments, Inc.	93,255	7,523,813
Semiconductors and semiconductor equipment - 10.0%
Advanced Micro Devices, Inc. (I)(L)	667,142	9,706,916
Analog Devices, Inc.	89,766	7,356,324
Cavium, Inc. (I)	104,007	7,453,142
Microchip Technology, Inc.	197,753	14,590,216
Micron Technology, Inc. (I)	388,840	11,237,476
NVIDIA Corp.	185,590	20,216,319
		70,560,393
Software - 12.2%
Autodesk, Inc. (I)	163,047	14,098,674
Guidewire Software, Inc. (I)	268,976	15,151,418
ServiceNow, Inc. (I)	246,890	21,595,468
The Ultimate Software Group, Inc. (I)(L)	65,103	12,708,757
Workday, Inc., Class A (I)(L)	270,729	22,546,311
		86,100,628
		227,481,347
Materials - 2.5%
Chemicals - 1.3%
Platform Specialty Products Corp. (I)	731,363	9,522,346
Containers and packaging - 1.2%
International Paper Company	164,241	8,340,158
		17,862,504
Real estate - 2.1%
Equity real estate investment trusts - 2.0%
Equinix, Inc.	34,401	13,773,128
Real estate management and development - 0.1%
WeWork Companies, Inc., Class A (I)(R)	18,198	913,399
		14,686,527
TOTAL COMMON STOCKS (Cost $567,758,218)		$636,941,277

PREFERRED SECURITIES - 10.1%
Consumer discretionary - 1.1%
Diversified consumer services - 0.3%
The Honest Company, Inc. (I)(R)	66,598	2,225,705
Internet and direct marketing retail - 0.7%
Coupang LLC (I)(R)	1,034,250	4,985,085

Mid Cap Stock Trust (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Consumer discretionary (continued)
Specialty retail - 0.1%
Jand, Inc., Series D (I)(R)	56,502	$478,572
		7,689,362
Financials - 0.6%
Real estate management and development - 0.6%
WeWork Companies, Inc., Series D1 (I)(R)	90,446	4,539,688
Industrials - 0.6%
Electrical equipment - 0.6%
Lithium Technology Corp. (I)(R)	844,439	3,859,086
Information technology - 7.0%
Electronic equipment, instruments and components - 0.7%
Veracode, Inc. (I)(R)	136,934	5,002,199
Internet software and services - 4.3%
Lookout, Inc., Series F (I)(R)	185,829	1,360,268
One Kings Lane, Inc. (I)(R)	302,694	314,802
Uber Technologies, Inc. (I)(R)	584,504	28,507,546
		30,182,616
Software - 2.0%
Birst, Inc., Series F (I)(R)	328,201	1,670,543
DraftKings, Inc., Series C (I)(R)	541,740	1,191,828
DraftKings, Inc., Series E (I)(R)	268,551	531,731
Essence Group Holdings Corp. (I)(R)	1,459,559	3,955,405
MarkLogic Corp., Series F (I)(R)	222,196	2,059,757
Pinterest, Inc., Series G (I)(R)	292,090	2,047,551
Zuora, Inc., Series F (I)(R)	715,736	2,605,279
		14,062,094
		49,246,909
Real estate - 0.8%
Real estate management and development - 0.8%
Redfin Corp. (I)(R)	553,613	2,280,886
WeWork Companies, Inc., Series D2 (I)(R)	71,065	3,566,912
		5,847,798
		5,847,798
TOTAL PREFERRED SECURITIES (Cost $45,680,805)		$71,182,843

SECURITIES LENDING COLLATERAL - 4.5%
John Hancock Collateral Trust, 0.9609% (W)(Y)	3,224,893	32,269,575
TOTAL SECURITIES LENDING COLLATERAL (Cost $32,270,452)		$32,269,575

243

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.3%
Repurchase agreement - 1.3%
Deutsche Bank Tri-Party Repurchase Agreement dated 03/31/2017 at 0.810% to be repurchased at $9,000,608 on 04/03/2017, collateralized by $100 U.S. Treasury Bonds, 7.250% due 08/15/2022 (valued at $127, including interest) and $7,509,849 U.S. Treasury Inflation Indexed Bonds, 2.125% - 2.375% due 01/15/2025 to 02/15/2041 (valued at $9,179,874, including interest)	$9,000,000	$9,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $9,000,000)		$9,000,000
Total Investments (Mid Cap Stock Trust) (Cost $654,709,475) - 106.1%		$749,393,695
Other assets and liabilities, net - (6.1%)		(43,290,844)
TOTAL NET ASSETS - 100.0%		$706,102,851

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 3-31-17. The value of securities on loan amounted to $31,319,146.
(R)	Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund’s investments.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of March 31, 2017.

244

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Mid Value Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 92.9%
Consumer discretionary - 10.3%
Diversified consumer services - 1.1%
Graham Holdings Company, Class B	3,000	$1,798,650
Strayer Education, Inc.	95,379	7,677,056
		9,475,706
Leisure products - 1.1%
Mattel, Inc.	327,400	8,384,714
Sankyo Company, Ltd.	38,000	1,272,805
		9,657,519
Media - 5.6%
News Corp., Class A	1,011,600	13,150,800
Scholastic Corp.	62,824	2,674,418
Tribune Media Company, Class A	303,505	11,311,631
Viacom, Inc., Class B	442,700	20,638,674
		47,775,523
Specialty retail - 1.5%
Chico’s FAS, Inc.	313,572	4,452,722
The Gap, Inc.	48,700	1,182,923
Tiffany & Company	69,514	6,624,684
		12,260,329
Textiles, apparel and luxury goods - 1.0%
Ralph Lauren Corp.	98,882	8,070,749
		87,239,826
Consumer staples - 9.2%
Beverages - 1.1%
Carlsberg A/S, Class B	101,520	9,374,617
Food and staples retailing - 0.6%
Sysco Corp.	101,800	5,285,456
Food products - 6.0%
Archer-Daniels-Midland Company	185,600	8,545,024
Bunge, Ltd.	225,600	17,881,056
Flowers Foods, Inc. (L)	403,372	7,829,451
McCormick & Company, Inc., Non-Voting Shares	40,200	3,921,510
Mead Johnson Nutrition Company	106,000	9,442,480
The Hershey Company	22,300	2,436,275
Tootsie Roll Industries, Inc.	9,636	359,892
		50,415,688
Personal products - 1.5%
Coty, Inc., Class A	304,000	5,511,520
Edgewell Personal Care Company (I)	102,732	7,513,818
		13,025,338
		78,101,099
Energy - 9.5%
Energy equipment and services - 0.8%
Frank’s International NV (L)	266,298	2,814,770
SEACOR Holdings, Inc. (I)(L)	61,000	4,220,590
		7,035,360
Oil, gas and consumable fuels - 8.7%
Apache Corp.	249,200	12,806,388

Mid Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Oil, gas and consumable fuels (continued)
Arch Coal, Inc., Class A (I)(L)	66,896	$4,611,810
Cameco Corp.	515,300	5,704,371
Canadian Natural Resources, Ltd.	33,725	1,105,843
CONSOL Energy, Inc. (I)	371,242	6,229,441
EQT Corp.	203,600	12,439,960
Hess Corp. (L)	300,983	14,510,390
Murphy Oil Corp. (L)	525,488	15,023,702
Southwestern Energy Company (I)	157,159	1,283,989
		73,715,894
		80,751,254
Financials - 21.9%
Banks - 4.4%
Fifth Third Bancorp	558,610	14,188,694
First Horizon National Corp.	703,911	13,022,354
Popular, Inc.	115,900	4,720,607
Westamerica Bancorporation (L)	91,900	5,130,777
		37,062,432
Capital markets - 3.1%
Lazard, Ltd., Class A	160,000	7,358,400
LPL Financial Holdings, Inc.	58,900	2,345,987
Northern Trust Corp.	184,300	15,956,694
Waddell & Reed Financial, Inc., Class A	56,200	955,400
		26,616,481
Consumer finance - 2.8%
Ally Financial, Inc.	374,841	7,620,518
Synchrony Financial	456,595	15,661,209
		23,281,727
Diversified financial services - 3.5%
Groupe Bruxelles Lambert SA	18,988	1,723,221
Leucadia National Corp.	724,067	18,825,742
Pargesa Holding SA	47,014	3,322,939
Voya Financial, Inc.	162,900	6,183,684
		30,055,586
Insurance - 7.5%
Brown & Brown, Inc.	153,559	6,406,481
CNA Financial Corp.	221,256	9,772,878
First American Financial Corp.	59,700	2,345,016
FNF Group	82,416	3,209,279
Kemper Corp.	118,385	4,723,562
Loews Corp.	262,868	12,294,336
Marsh & McLennan Companies, Inc.	116,800	8,630,352
OneBeacon Insurance Group, Ltd., Class A	25,442	407,072
The Progressive Corp.	206,328	8,083,931
White Mountains Insurance Group, Ltd.	9,237	8,127,452
		64,000,359
Thrifts and mortgage finance - 0.6%
Capitol Federal Financial, Inc.	345,098	5,048,784
		186,065,369

245

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care - 10.9%
Biotechnology - 2.2%
Alkermes PLC (I)	228,905	$13,390,943
Seattle Genetics, Inc. (I)(L)	90,639	5,697,568
		19,088,511
Health care equipment and supplies - 5.1%
Baxter International, Inc.	255,424	13,246,289
Haemonetics Corp. (I)	81,764	3,317,165
Halyard Health, Inc. (I)	61,841	2,355,524
Hologic, Inc. (I)	413,393	17,589,872
Zimmer Biomet Holdings, Inc.	52,800	6,447,408
		42,956,258
Health care providers and services - 1.7%
Patterson Companies, Inc. (L)	111,800	5,056,714
Select Medical Holdings Corp. (I)(L)	709,888	9,477,005
		14,533,719
Pharmaceuticals - 1.9%
Mylan NV (I)	123,200	4,803,561
Perrigo Company PLC	56,200	3,731,118
Zoetis, Inc.	140,740	7,511,294
		16,045,973
		92,624,461
Industrials - 8.8%
Aerospace and defense - 2.6%
Cobham PLC	951,362	1,586,117
Textron, Inc.	428,735	20,403,499
		21,989,616
Air freight and logistics - 2.7%
C.H. Robinson Worldwide, Inc.	216,058	16,699,123
Expeditors International of Washington, Inc.	112,200	6,338,178
		23,037,301
Commercial services and supplies - 1.1%
Cintas Corp.	48,378	6,121,752
Stericycle, Inc. (I)	32,900	2,727,081
		8,848,833
Machinery - 1.7%
AGCO Corp.	26,600	1,600,788
Cummins, Inc.	39,200	5,927,040
Xylem, Inc.	139,000	6,980,580
		14,508,408
Professional services - 0.2%
ManpowerGroup, Inc.	17,961	1,842,260
Road and rail - 0.5%
Kansas City Southern	47,000	4,030,720
		74,257,138
Information technology - 2.8%
Communications equipment - 0.1%
ADTRAN, Inc.	48,485	1,006,064

Mid Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Electronic equipment, instruments and components - 1.1%
AVX Corp.	278,486	$4,561,601
National Instruments Corp.	152,000	4,949,120
		9,510,721
Semiconductors and semiconductor equipment - 1.6%
Applied Materials, Inc.	112,100	4,360,690
Marvell Technology Group, Ltd.	589,983	9,003,141
		13,363,831
		23,880,616
Materials - 7.0%
Chemicals - 1.0%
CF Industries Holdings, Inc.	4,800	140,880
FMC Corp.	77,509	5,393,851
The Mosaic Company	108,900	3,177,702
		8,712,433
Construction materials - 1.4%
Vulcan Materials Company	95,907	11,554,875
Containers and packaging - 0.5%
WestRock Company	86,134	4,481,552
Metals and mining - 3.7%
Franco-Nevada Corp.	168,213	11,019,827
Newmont Mining Corp.	450,073	14,834,406
Nucor Corp.	82,900	4,950,788
		30,805,021
Paper and forest products - 0.4%
Louisiana-Pacific Corp. (I)	139,000	3,449,980
West Fraser Timber Company, Ltd.	3,895	162,906
		3,612,886
		59,166,767
Real estate - 7.3%
Equity real estate investment trusts - 6.0%
Equity Commonwealth (I)	247,662	7,732,008
Equity Residential	107,300	6,676,206
Rayonier, Inc.	528,300	14,972,022
Regency Centers Corp.	53,734	3,567,400
Taubman Centers, Inc.	79,737	5,264,237
The Macerich Company	103,100	6,639,640
Weyerhaeuser Company	187,219	6,361,702
		51,213,215
Real estate management and development - 1.3%
Realogy Holdings Corp.	306,900	9,142,551
The St. Joe Company (I)	104,231	1,777,139
		10,919,690
		62,132,905
Telecommunication services - 0.3%
Wireless telecommunication services - 0.3%
Telephone & Data Systems, Inc.	87,836	2,328,532

246

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities - 4.9%
Electric utilities - 3.2%
Entergy Corp.	34,881	$2,649,561
FirstEnergy Corp.	649,672	20,672,563
Great Plains Energy, Inc.	144,277	4,215,774
		27,537,898
Independent power and renewable electricity producers - 1.7%
NRG Energy, Inc.	750,300	14,030,610
		41,568,508
TOTAL COMMON STOCKS (Cost $652,302,799)		$788,116,475

SECURITIES LENDING COLLATERAL - 4.9%
John Hancock Collateral Trust, 0.9609% (W)(Y)	4,160,021	41,626,830
TOTAL SECURITIES LENDING COLLATERAL (Cost $41,628,597)		$41,626,830

SHORT-TERM INVESTMENTS - 7.5%
Money market funds - 7.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.6179% (Y)	2,000,000	2,000,000
T. Rowe Price Government Money Fund, 0.6618% (Y)	61,977,597	61,977,597
TOTAL SHORT-TERM INVESTMENTS (Cost $63,977,597)		$63,977,597
Total Investments (Mid Value Trust) (Cost $757,908,993) - 105.3%		$893,720,902
Other assets and liabilities, net - (5.3%)		(45,007,586)
TOTAL NET ASSETS - 100.0%		$848,713,316

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 3-31-17. The value of securities on loan amounted to $40,599,917.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 3-31-17.

247

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Money Market Trust

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 100.3%
U.S. Government - 19.9%
U.S. Treasury Bill
0.616%, 07/20/2017	$75,000,000	$74,861,125
0.619%, 06/01/2017	31,600,000	31,567,338
0.624%, 05/18/2017	51,245,000	51,203,855
0.650%, 06/22/2017	9,140,000	9,126,676
0.651%, 06/22/2017	100,000,000	99,853,994
0.655%, 06/15/2017	75,000,000	74,899,219
0.660%, 06/29/2017	100,000,000	99,839,306
U.S. Government Agency - 80.4%
Federal Agricultural Mortgage Corp.
0.623%, 09/01/2017 (F)	25,000,000	25,023,802
0.684%, 03/01/2018 (F)	75,000,000	75,000,000
0.869%, 02/23/2018 (F)	50,000,000	50,000,000
0.875%, 08/23/2017 (F)	15,000,000	14,999,408
0.883%, 07/03/2017 (F)	75,000,000	75,000,000
0.907%, 05/09/2017 (F)	75,000,000	75,000,000
0.923%, 04/03/2017 (F)	60,000,000	60,000,000
0.962%, 01/18/2018 (F)	50,000,000	50,000,000
Federal Farm Credit Bank
0.700%, 04/03/2017	12,035,000	12,034,539
0.837%, 01/22/2018 (F)	28,000,000	28,044,517
0.996%, 05/12/2017 (F)	9,000,000	8,999,899
1.014%, 04/27/2017 (F)	100,000,000	100,000,000
1.036%, 11/13/2017 (F)	20,000,000	19,998,124
1.043%, 04/20/2017 to 05/24/2017 (F)	20,000,000	20,000,026
1.054%, 08/28/2017 (F)	20,000,000	20,000,000
1.065%, 05/30/2017 (F)	3,000,000	2,999,656
Federal Home Loan Bank
0.537%, 04/11/2017	19,990,000	19,987,057
0.548%, 04/17/2017	1,155,000	1,154,723
0.553%, 05/10/2017	48,545,000	48,516,338
0.557%, 05/12/2017	22,710,000	22,695,801
0.558%, 04/26/2017 to 05/16/2017	32,000,000	31,984,629
0.563%, 05/17/2017 to 05/30/2017	108,730,000	108,648,297
0.568%, 05/23/2017	22,455,000	22,436,836
0.578%, 05/25/2017	3,915,000	3,911,653
0.588%, 05/05/2017	4,915,000	4,912,308
0.609%, 07/12/2017 to 07/14/2017	26,405,000	26,359,645
0.614%, 07/14/2017	70,000,000	69,877,656
0.619%, 04/26/2017	8,887,000	8,883,235
0.635%, 07/07/2017 to 07/19/2017	38,360,000	38,290,609
0.639%, 06/02/2017	11,700,000	11,687,306
0.640%, 07/14/2017	6,060,000	6,048,971
0.646%, 07/28/2017	18,265,000	18,226,924
0.650%, 08/09/2017	6,290,000	6,275,463
0.661%, 08/11/2017	12,605,000	12,574,958
0.670%, 06/28/2017	30,000,000	29,951,600
0.681%, 08/18/2017	8,400,000	8,378,270
0.690%, 04/28/2017	20,000,000	19,989,800
0.691%, 08/22/2017	1,720,000	1,715,354

Money Market Trust (continued)

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
0.740%, 06/16/2017 (F)	$75,000,000	$75,006,854
0.771%, 05/10/2017 to 05/17/2017	9,170,000	9,161,241
0.774%, 05/12/2017	2,860,000	2,857,515
0.776%, 05/12/2017 to 05/17/2017	100,000,000	99,910,219
0.776%, 05/19/2017	40,000,000	39,959,200
0.781%, 05/10/2017	150,000,000	149,874,875
0.807%, 06/02/2017	15,547,000	15,525,714
0.824%, 10/18/2017 (F)	75,000,000	75,000,000
0.957%, 12/18/2017 (F)	10,000,000	10,010,843
Federal Home Loan Mortgage Corp. 0.742%, 01/11/2018 (F)	75,000,000	75,000,000
Federal National Mortgage Association
0.598%, 07/12/2017	7,570,000	7,557,367
0.599%, 07/12/2017	24,900,000	24,858,376
0.609%, 04/26/2017	25,000,000	24,989,583
0.711%, 08/01/2017	10,000,000	9,976,274
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,220,646,978)		$2,220,646,978
Total Investments (Money Market Trust) (Cost $2,220,646,978) - 100.3%		$2,220,646,978
Other assets and liabilities, net - (0.3%)		(6,913,418)
TOTAL NET ASSETS - 100.0%		$2,213,733,560

Security Abbreviations and Legend

(F)	Variable rate obligation.

248

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 87.3%
Consumer discretionary - 6.9%
Auto components - 0.6%
The Goodyear Tire & Rubber Company	27,434	$987,624
Automobiles - 1.4%
General Motors Company	66,380	2,347,193
Media - 4.9%
Charter Communications, Inc., Class A (I)	9,257	3,030,001
DISH Network Corp., Class A (I)	32,061	2,035,553
Time Warner, Inc.	36,558	3,572,082
		8,637,636
		11,972,453
Consumer staples - 10.4%
Beverages - 0.7%
PepsiCo, Inc.	10,946	1,224,420
Food and staples retailing - 4.2%
CVS Health Corp.	32,302	2,535,707
Rite Aid Corp. (I)	90,900	386,325
The Kroger Company	81,630	2,407,269
Walgreens Boots Alliance, Inc.	24,354	2,022,600
		7,351,901
Household products - 0.2%
Energizer Holdings, Inc.	7,113	396,550
Personal products - 0.0%
Edgewell Personal Care Company (I)	999	73,067
Tobacco - 5.3%
Altria Group, Inc.	17,872	1,276,418
British American Tobacco PLC	46,369	3,076,399
Imperial Brands PLC	40,600	1,967,625
Philip Morris International, Inc.	6,828	770,881
Reynolds American, Inc.	33,096	2,085,710
		9,177,033
		18,222,971
Energy - 9.4%
Energy equipment and services - 1.4%
Baker Hughes, Inc.	39,587	2,368,094
Oil, gas and consumable fuels - 8.0%
Apache Corp.	17,320	890,075
BP PLC	170,663	982,356
CONSOL Energy, Inc. (I)	49,698	833,932
Kinder Morgan, Inc.	123,630	2,687,716
Marathon Oil Corp.	122,462	1,934,900
Royal Dutch Shell PLC, A Shares	30,580	806,036
Royal Dutch Shell PLC, A Shares (Amsterdam Stock Exchange)	80,064	2,107,956
The Williams Companies, Inc.	71,784	2,124,089
Warrior Met Coal LLC, Class A (I)	1,550	503,750
Warrior Met Coal LLC, Class B (I)	3,626	1,178,450
		14,049,260
		16,417,354

Mutual Shares Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials - 21.9%
Banks - 10.9%
Barclays PLC	426,990	$1,205,299
CIT Group, Inc.	37,775	1,621,681
Citigroup, Inc.	35,995	2,153,221
Citizens Financial Group, Inc.	72,797	2,515,136
FCB Financial Holdings, Inc., Class A (I)	60,504	2,997,973
Guaranty Bancorp	4,385	106,775
JPMorgan Chase & Co.	29,290	2,572,834
The PNC Financial Services Group, Inc.	37,284	4,483,028
Wells Fargo & Company	27,410	1,525,641
		19,181,588
Consumer finance - 1.3%
Ally Financial, Inc.	35,310	717,852
Capital One Financial Corp.	17,462	1,513,257
		2,231,109
Diversified financial services - 0.8%
Voya Financial, Inc.	36,330	1,379,087
Insurance - 8.9%
Alleghany Corp. (I)	4,074	2,504,125
American International Group, Inc.	55,365	3,456,437
Chubb, Ltd.	12,553	1,710,346
MetLife, Inc.	38,150	2,015,083
The Hartford Financial Services Group, Inc.	18,199	874,826
White Mountains Insurance Group, Ltd.	2,676	2,354,559
XL Group, Ltd.	65,110	2,595,285
		15,510,661
		38,302,445
Health care - 12.9%
Health care equipment and supplies - 4.8%
Medtronic PLC	67,809	5,462,693
Stryker Corp.	21,812	2,871,550
		8,334,243
Health care providers and services - 0.4%
Cigna Corp.	5,121	750,175
Pharmaceuticals - 7.7%
Eli Lilly & Company	50,502	4,247,723
Merck & Company, Inc.	74,327	4,722,738
Novartis AG, ADR	40,953	3,041,579
Teva Pharmaceutical Industries, Ltd., ADR	46,721	1,499,277
		13,511,317
		22,595,735
Industrials - 5.6%
Aerospace and defense - 0.7%
B/E Aerospace, Inc.	15,030	963,573
KLX, Inc. (I)	7,345	328,322
		1,291,895
Electrical equipment - 1.1%
Sensata Technologies Holding NV (I)	44,107	1,926,153

249

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Machinery - 2.1%
Caterpillar, Inc.	21,513	$1,995,546
CNH Industrial NV	102,301	984,655
Federal Signal Corp.	42,915	592,656
		3,572,857
Marine - 0.9%
A.P. Moller - Maersk A/S, Series B	925	1,532,106
Professional services - 0.8%
RELX PLC	72,350	1,416,480
		9,739,491
Information technology - 12.2%
Communications equipment - 2.5%
Cisco Systems, Inc.	86,890	2,936,882
Nokia OYJ	140,573	755,557
Nokia OYJ, ADR (L)	129,511	701,950
		4,394,389
IT services - 1.1%
Cognizant Technology Solutions Corp., Class A (I)	32,060	1,908,211
Software - 5.9%
CA, Inc. (L)	59,021	1,872,146
Dell Technologies, Inc., Class V (I)	8,067	516,933
Microsoft Corp.	58,828	3,874,412
Symantec Corp.	130,027	3,989,228
		10,252,719
Technology hardware, storage and peripherals - 2.7%
Hewlett Packard Enterprise Company	80,193	1,900,574
Samsung Electronics Company, Ltd.	1,585	2,917,057
		4,817,631
		21,372,950
Materials - 4.3%
Chemicals - 1.0%
Monsanto Company	15,930	1,803,276
Construction materials - 0.7%
LafargeHolcim, Ltd. (I)	20,541	1,211,907
Containers and packaging - 2.0%
International Paper Company	41,889	2,127,123
WestRock Company	25,619	1,332,957
		3,460,080
Metals and mining - 0.6%
thyssenkrupp AG	43,392	1,063,004
		7,538,267
Real estate - 0.8%
Equity real estate investment trusts - 0.8%
Alexander’s, Inc.	3,022	1,305,081
Real estate management and development - 0.0%
Forestar Group, Inc. (I)	3,526	48,130
		1,353,211

Mutual Shares Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunication services - 1.1%
Diversified telecommunication services - 0.6%
Koninklijke KPN NV	335,100	$1,007,450
Wireless telecommunication services - 0.5%
Vodafone Group PLC	333,956	870,284
		1,877,734
Utilities - 1.8%
Electric utilities - 1.8%
Vistra Energy Corp.	195,183	3,181,483
TOTAL COMMON STOCKS (Cost $131,912,748)		$152,574,094

CORPORATE BONDS - 3.9%
Consumer discretionary - 2.0%
iHeartCommunications, Inc. 9.000%, 12/15/2019	$3,977,000	3,380,450
Tropicana Entertainment LLC 9.625%, 12/15/2014(H)	1,180,000	0
		3,380,450
Health care - 1.9%
Community Health Systems, Inc.
6.875%, 02/01/2022	316,000	270,575
7.125%, 07/15/2020	213,000	195,161
Valeant Pharmaceuticals International, Inc.
5.375%, 03/15/2020 (S)	34,000	30,430
5.625%, 12/01/2021 (S)	85,000	68,425
6.375%, 10/15/2020 (L)(S)	2,371,000	2,145,755
6.750%, 08/15/2021 (S)	384,000	331,200
7.250%, 07/15/2022 (S)	189,000	161,123
7.500%, 07/15/2021 (S)	188,000	164,735
		3,367,404
Materials - 0.0%
Walter Energy, Inc. 11.000%, 04/01/2020(H)(S)	679,800	68
TOTAL CORPORATE BONDS (Cost $8,196,733)		$6,747,922

MUNICIPAL BONDS - 0.9%
Commonwealth of Puerto Rico, Series A 8.000%, 07/01/2035(H)	2,626,000	1,631,403
TOTAL MUNICIPAL BONDS (Cost $2,314,824)		$1,631,403

ESCROW CERTIFICATES - 0.0%
Information technology - 0.0%
Texas Competitive Electric Holdings Company LLC
11.500%, 10/01/2020 (I)	7,466,240	0
11.500%, 10/01/2020 (I)	4,128,000	30,960
		30,960
TOTAL ESCROW CERTIFICATES (Cost $3,316)		$30,960

250

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or Principal Amount	Value
RIGHTS - 0.1%
Texas Competitive Electric Holdings Company LLC (I)(N)	$195,183	$195,183
TOTAL RIGHTS (Cost $864,691)		$195,183

SECURITIES LENDING COLLATERAL - 2.1%
John Hancock Collateral Trust, 0.9609% (W)(Y)	366,784	3,670,190
TOTAL SECURITIES LENDING COLLATERAL (Cost $3,670,255)		$3,670,190

SHORT-TERM INVESTMENTS - 7.0%
U.S. Government - 3.4%
U.S. Treasury Bill
0.600%, 07/27/2017 *	$5,000,000	4,987,780
0.615%, 08/10/2017 *	1,000,000	997,160
		5,984,940
U.S. Government Agency - 3.6%
Federal Home Loan Bank Discount Note 0.450%, 04/03/2017*	6,200,000	6,199,845
TOTAL SHORT-TERM INVESTMENTS (Cost $12,187,767)		$12,184,785
Total Investments (Mutual Shares Trust) (Cost $159,150,334) - 101.3%		$177,034,537
Other assets and liabilities, net - (1.3%)		(2,203,037)
TOTAL NET ASSETS - 100.0%		$174,831,500

Security Abbreviations and Legend

(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 3-31-17. The value of securities on loan amounted to $3,580,896.
(N)	Strike price and/or expiration date not available.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 3-31-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

251

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	69,765	EUR	65,654	Bank of America, N.A.	4/18/2017	—	($318)	($318)
KRW	6,593,600	USD	5,898	HSBC Bank PLC	5/12/2017	$1	—	1
USD	76,172	EUR	71,466	HSBC Bank PLC	4/18/2017	—	(115)	(115)
USD	8,125,767	GBP	6,506,517	HSBC Bank PLC	5/23/2017	—	(35,453)	(35,453)
USD	1,442,987	KRW	1,651,571,547	HSBC Bank PLC	5/12/2017	—	(34,583)	(34,583)
USD	5,917,255	EUR	5,581,468	State Street Bank and Trust Company	4/18/2017	—	(40,742)	(40,742)
USD	23,872	GBP	19,122	State Street Bank and Trust Company	5/23/2017	—	(113)	(113)
USD	64,157	EUR	59,757	UBS AG	4/18/2017	369	—	369
USD	1,404,389	KRW	1,620,122,053	UBS AG	5/12/2017	—	(45,043)	(45,043)
						$370	($156,367)	($155,997)

252

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PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Derivatives currency abbreviations

EUR	Euro
GBP	British Pound
KRW	South Korean Won
USD	United States Dollar

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

253

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

New Income Trust

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 40.6%
U.S. Government - 14.2%
Treasury Inflation Protected Securities
0.125%, 07/15/2026	$13,664,021	$13,334,103
0.375%, 01/15/2027	6,849,825	6,821,727
0.625%, 01/15/2026	13,646,273	13,897,623
U.S. Treasury Bonds
2.500%, 02/15/2045 to 05/15/2046	17,335,000	15,534,071
2.875%, 11/15/2046	3,480,000	3,375,329
3.000%, 11/15/2044 to 11/15/2045	20,225,000	20,106,170
3.125%, 02/15/2043	26,395,000	26,912,580
3.375%, 05/15/2044	7,335,000	7,825,242
5.375%, 02/15/2031	7,760,000	10,359,903
U.S. Treasury Notes
0.875%, 05/15/2019	2,825,000	2,799,841
1.250%, 10/31/2018	18,715,000	18,728,157
1.500%, 05/31/2019 (D)	31,530,000	31,660,566
1.625%, 05/15/2026	3,915,000	3,671,534
2.000%, 08/31/2021	21,585,000	21,702,207
U.S. Treasury Strips, PO 1.866%, 05/15/2021	220,000	203,626
		196,932,679
U.S. Government Agency - 26.4%
Federal Home Loan Mortgage Corp.
2.500%, 05/01/2028	1,288,073	1,303,721
2.781%, 04/01/2037 (P)	42,508	44,807
2.788%, 06/01/2038 (P)	18,209	19,179
2.801%, 10/01/2036 (P)	19,601	20,804
2.811%, 10/01/2036 (P)	9,407	9,821
2.841%, 09/01/2035 (P)	12,985	13,672
2.864%, 01/01/2036 (P)	43,552	46,148
2.914%, 05/01/2037 (P)	16,714	17,721
2.959%, 10/01/2036 (P)	78,666	83,295
2.975%, 07/01/2035 (P)	9,620	10,101
2.976%, 07/01/2035 (P)	15,748	16,650
3.000%, 01/01/2043 to 02/01/2047	17,747,967	17,645,259
3.015%, 06/01/2037 (P)	134,355	141,620
3.025%, 08/01/2036 (P)	7,267	7,667
3.035%, 09/01/2032 (P)	676	710
3.188%, 03/01/2036 (P)	39,020	41,183
3.348%, 01/01/2036 (P)	779	813
3.369%, 01/01/2037 (P)	21,123	22,277
3.392%, 02/01/2035 (P)	38,823	40,934
3.400%, 11/01/2035 (P)	11,540	12,204
3.409%, 02/01/2037 (P)	51,771	54,564
3.486%, 11/01/2036 (P)	11,565	12,241
3.500%, 03/01/2043 to 05/01/2046	10,026,766	10,302,125
3.536%, 12/01/2036 (P)	14,524	15,349
3.560%, 02/01/2037 (P)	55,020	58,112
3.783%, 02/01/2037 (P)	22,515	23,528
3.808%, 02/01/2038 (P)	55,029	58,397
4.000%, 05/01/2026 to 02/01/2041	9,126,008	9,633,682

New Income Trust (continued)

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
4.500%, 11/01/2018 to 10/01/2039	$5,436,801	$5,863,441
5.000%, 10/01/2018 to 08/01/2040	2,367,293	2,591,689
5.500%, 03/01/2018 to 12/01/2039	155,812	172,072
6.000%, 05/01/2017 to 08/01/2038	462,614	520,002
6.500%, 05/01/2017 to 03/01/2037	115,778	132,788
7.000%, 02/01/2024 to 06/01/2032	1,941	2,235
7.500%, 05/01/2024 to 06/01/2024	239	271
Federal National Mortgage Association
2.122%, 07/01/2027 (P)	146	147
2.500%, 10/01/2027 to 03/01/2043	16,175,362	16,230,126
2.591%, 10/01/2033 (P)	17,903	18,532
2.781%, 07/01/2035 (P)	12,242	12,878
2.873%, 07/01/2036 (P)	105,674	111,453
2.874%, 08/01/2037 (P)	31,220	32,908
2.880%, 09/01/2035 (P)	57,296	60,482
2.893%, 05/01/2038 (P)	101,519	106,840
2.955%, 04/01/2038 (P)	21,658	22,862
2.965%, 12/01/2035 (P)	4,258	4,429
2.966%, 05/01/2038 (P)	47,485	50,291
3.000%, 01/01/2027 to 02/01/2047	85,322,593	85,077,193
3.005%, 05/01/2038 (P)	20,936	22,202
3.047%, 08/01/2036 (P)	51,627	54,444
3.075%, 12/01/2035 (P)	4,896	5,146
3.103%, 08/01/2038 (P)	11,463	12,125
3.136%, 09/01/2036 (P)	215	225
3.395%, 12/01/2035 (P)	2,365	2,494
3.461%, 12/01/2035 (P)	7,837	8,308
3.500%, TBA (C)	14,110,000	14,434,093
3.500%, 06/01/2042 to 12/01/2046	59,296,243	60,789,493
4.000%, 11/01/2025 to 09/01/2046	23,818,226	25,115,105
4.500%, 05/01/2019 to 08/01/2044	9,811,346	10,556,527
5.000%, 05/01/2018 to 06/01/2040	12,942,243	14,164,971
5.500%, 06/01/2017 to 09/01/2041	6,402,576	7,131,108
5.688%, 01/01/2019 (P)	58	59
6.000%, 09/01/2017 to 09/01/2038	5,696,034	6,452,678
6.500%, 06/01/2017 to 06/01/2039	406,098	468,449
7.000%, 12/01/2029 to 04/01/2037	15,238	17,703

254

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association
2.500%, 11/20/2042 to 07/20/2043		$8,333,328	$8,106,753
3.000%, 10/15/2042 to 12/20/2046		16,100,293	16,274,461
3.500%, 09/15/2041 to 10/20/2046		19,483,128	20,268,338
4.000%, TBA (C)		1,500,000	1,581,566
4.000%, 02/15/2041 to 05/20/2046		11,563,901	12,263,020
4.500%, TBA (C)		2,735,000	2,915,980
4.500%, 01/15/2019 to 09/20/2040		4,532,936	4,888,019
5.000%, 01/15/2019 to 03/20/2041		2,690,505	2,921,755
5.500%, 02/15/2029 to 06/20/2044		3,642,080	4,114,947
6.000%, 04/20/2017 to 04/20/2039		1,128,315	1,282,780
6.500%, 05/15/2024 to 09/15/2038		943,310	1,082,966
7.000%, 05/15/2017 to 12/15/2034		498,650	580,113
9.250%, 11/15/2019 to 12/15/2019		859	928
9.750%, 07/15/2017 to 02/15/2021		1,304	1,454
10.250%, 11/15/2020		799	893
			366,186,326
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $565,917,981)			$563,119,005

FOREIGN GOVERNMENT OBLIGATIONS - 1.0%
Bermuda - 0.1%
Government of Bermuda 4.138%, 01/03/2023(S)		1,410,000	1,443,995
Mexico - 0.8%
Government of Mexico
4.000%, 10/02/2023		3,402,000	3,504,060
4.125%, 01/21/2026		1,590,000	1,634,520
6.500%, 06/10/2021	MXN	21,350,000	1,126,043
10.000%, 12/05/2024		78,495,000	4,932,013
			11,196,636
Morocco - 0.1%
Kingdom of Morocco 4.250%, 12/11/2022(S)		$1,695,000	1,754,393
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $15,084,738)			$14,395,024

New Income Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS - 31.9%
Consumer discretionary - 4.1%
21st Century Fox America, Inc. 4.750%, 09/15/2044	$3,790,000	$3,826,668
Altice Finco SA 7.625%, 02/15/2025(S)	675,000	693,563
Altice Luxembourg SA 7.625%, 02/15/2025(S)	2,175,000	2,298,703
Charter Communications Operating LLC
4.908%, 07/23/2025	1,535,000	1,620,849
6.384%, 10/23/2035	170,000	193,296
6.484%, 10/23/2045	4,345,000	5,012,961
CSC Holdings LLC 10.875%, 10/15/2025(S)	600,000	721,500
Delphi Corp. 4.150%, 03/15/2024	1,770,000	1,848,130
DISH DBS Corp. 7.750%, 07/01/2026	350,000	406,875
Dollar Tree, Inc. 5.750%, 03/01/2023	775,000	825,375
Expedia, Inc. 5.000%, 02/15/2026	3,520,000	3,761,627
International Game Technology PLC 6.500%, 02/15/2025(S)	325,000	346,125
INVISTA Finance LLC 4.250%, 10/15/2019(S)	1,115,000	1,145,663
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
5.000%, 06/01/2024 (S)	200,000	204,250
5.250%, 06/01/2026 (S)	250,000	254,375
Newell Brands, Inc. 5.500%, 04/01/2046	1,315,000	1,494,154
O’Reilly Automotive, Inc. 4.875%, 01/14/2021	3,970,000	4,246,364
Omnicom Group, Inc. 3.650%, 11/01/2024	2,815,000	2,859,874
QVC, Inc.
4.375%, 03/15/2023	2,300,000	2,306,320
4.850%, 04/01/2024	1,840,000	1,850,884
5.125%, 07/02/2022	975,000	1,023,363
Scientific Games International, Inc. 10.000%, 12/01/2022	725,000	773,031
Sirius XM Radio, Inc. 5.250%, 08/15/2022(S)	4,271,000	4,415,146
The Interpublic Group of Companies, Inc.
3.750%, 02/15/2023	1,615,000	1,638,261
4.000%, 03/15/2022	2,365,000	2,460,338
The Priceline Group, Inc.
3.600%, 06/01/2026	1,500,000	1,484,855
3.650%, 03/15/2025	2,135,000	2,148,139
Thomson Reuters Corp. 3.350%, 05/15/2026	410,000	399,279
Time Warner Cable LLC
6.550%, 05/01/2037	1,185,000	1,358,539
6.750%, 06/15/2039	1,740,000	2,043,211
7.300%, 07/01/2038	1,715,000	2,124,708

255

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Townsquare Media, Inc. 6.500%, 04/01/2023(S)	$275,000	$274,656
Univision Communications, Inc. 5.125%, 02/15/2025(S)	730,000	718,138
Virgin Media Secured Finance PLC 5.500%, 08/15/2026(S)	200,000	203,000
		56,982,220
Consumer staples - 0.7%
Imperial Brands Finance PLC 4.250%, 07/21/2025(S)	3,465,000	3,584,976
Mead Johnson Nutrition Company 4.125%, 11/15/2025	540,000	565,718
New Albertsons, Inc. 7.450%, 08/01/2029	150,000	142,125
Post Holdings, Inc. 8.000%, 07/15/2025(S)	350,000	392,875
Reynolds American, Inc.
4.000%, 06/12/2022	1,125,000	1,180,626
4.450%, 06/12/2025	1,830,000	1,926,099
5.850%, 08/15/2045	1,005,000	1,181,120
		8,973,539
Energy - 3.5%
Alberta Energy Company, Ltd. 7.375%, 11/01/2031	550,000	662,971
APT Pipelines, Ltd. 3.875%, 10/11/2022(S)	1,125,000	1,145,231
Boardwalk Pipelines LP
4.450%, 07/15/2027	540,000	545,513
5.950%, 06/01/2026	1,945,000	2,153,628
Cheniere Corpus Christi Holdings LLC 5.875%, 03/31/2025(S)	200,000	208,500
Enbridge, Inc. (6.000% to 01/15/2027, then 3 month LIBOR + 3.890%) 01/15/2077	1,655,000	1,673,619
Energy Transfer Equity LP 5.500%, 06/01/2027	505,000	527,725
Ensco PLC 8.000%, 01/31/2024	206,000	208,575
Enterprise Products Operating LLC
3.950%, 02/15/2027 (L)	705,000	718,783
5.950%, 02/01/2041	2,755,000	3,148,643
Hess Corp. 4.300%, 04/01/2027	1,815,000	1,787,049
Kinder Morgan, Inc.
5.050%, 02/15/2046	1,185,000	1,149,988
5.550%, 06/01/2045	3,380,000	3,465,281
Magellan Midstream Partners LP 4.250%, 09/15/2046	410,000	383,924
Origin Energy Finance, Ltd. 3.500%, 10/09/2018(S)	3,475,000	3,521,502
Pertamina Persero PT
4.300%, 05/20/2023	705,000	726,408
6.450%, 05/30/2044 (S)	1,055,000	1,190,370

New Income Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Petroleos Mexicanos
3.500%, 07/18/2018	$1,500,000	$1,522,650
5.375%, 03/13/2022 (S)	415,000	436,144
6.375%, 02/04/2021	2,725,000	2,955,889
Rowan Companies, Inc. 7.375%, 06/15/2025	790,000	795,925
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028 (S)	2,935,000	2,890,482
5.000%, 03/15/2027 (S)	3,095,000	3,232,276
5.625%, 02/01/2021 to 04/15/2023	2,005,000	2,164,014
5.750%, 05/15/2024	750,000	817,487
5.875%, 06/30/2026 (S)	525,000	578,804
Schlumberger Holdings Corp. 4.000%, 12/21/2025(S)	3,020,000	3,147,070
Spectra Energy Partners LP
3.375%, 10/15/2026	1,475,000	1,403,927
4.500%, 03/15/2045	285,000	266,181
Tallgrass Energy Partners LP 5.500%, 09/15/2024(S)	150,000	150,750
TransCanada PipeLines, Ltd. 4.875%, 01/15/2026	520,000	576,639
Transocean, Inc. 9.000%, 07/15/2023(S)	650,000	693,875
Western Gas Partners LP 4.000%, 07/01/2022	2,535,000	2,602,984
Woodside Finance, Ltd.
3.650%, 03/05/2025 (S)	595,000	585,842
3.700%, 09/15/2026 (S)	1,153,000	1,126,234
		49,164,883
Financials - 10.2%
AerCap Ireland Capital, Ltd.
3.500%, 05/26/2022	695,000	700,217
3.950%, 02/01/2022	1,400,000	1,437,625
Bank of America Corp.
3.248%, 10/21/2027	2,440,000	2,322,404
3.300%, 01/11/2023	6,955,000	6,997,245
4.200%, 08/26/2024	1,250,000	1,272,789
Bank of America Corp. (3.824% to 01/20/2027, then 3 month LIBOR + 1.575%) 01/20/2028	2,695,000	2,700,479
Barclays Bank PLC 5.140%, 10/14/2020	3,495,000	3,738,507
Barclays PLC
3.684%, 01/10/2023	1,720,000	1,727,174
4.375%, 01/12/2026	200,000	202,670
5.200%, 05/12/2026	1,855,000	1,897,509
BBVA Bancomer SA 4.375%, 04/10/2024(S)	2,975,000	3,044,913
Capital One Bank USA NA 3.375%, 02/15/2023	348,000	347,249
Citigroup, Inc.
3.200%, 10/21/2026	4,840,000	4,619,514
3.500%, 05/15/2023	1,850,000	1,863,181

256

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. (3.887% to 01/10/2027, then 3 month LIBOR + 1.563%) 01/10/2028	$3,340,000	$3,354,522
CNA Financial Corp.
3.950%, 05/15/2024	1,100,000	1,128,797
5.875%, 08/15/2020	2,665,000	2,955,890
Discover Bank 3.100%, 06/04/2020	2,285,000	2,330,686
Discover Financial Services
3.750%, 03/04/2025	1,385,000	1,358,581
4.100%, 02/09/2027	3,150,000	3,150,721
HSBC Holdings PLC
2.650%, 01/05/2022	1,160,000	1,144,144
2.950%, 05/25/2021	1,735,000	1,743,352
HSBC Holdings PLC (6.375% to 03/30/2025, then 5 Year U.S. ISDAFIX + 4.368%) 03/30/2025(Q)	2,425,000	2,467,438
ING Bank NV 5.800%, 09/25/2023(S)	3,395,000	3,776,730
ING Bank NV (4.125% to 11/21/2018, then 5 Year U.S. ISDAFIX + 2.700%) 11/21/2023	200,000	203,980
JPMorgan Chase & Co.
2.273%, 10/24/2023 (P)	6,895,000	7,053,102
2.950%, 10/01/2026	2,650,000	2,519,276
3.300%, 04/01/2026	1,010,000	990,105
3.875%, 09/10/2024	2,120,000	2,148,607
3.900%, 07/15/2025	610,000	630,484
Liberty Mutual Group, Inc. 4.850%, 08/01/2044(S)	3,530,000	3,578,347
Marsh & McLennan Companies, Inc. 4.350%, 01/30/2047	530,000	534,071
Morgan Stanley
3.125%, 07/27/2026	975,000	931,360
3.625%, 01/20/2027	2,940,000	2,917,256
3.700%, 10/23/2024	615,000	623,839
3.750%, 02/25/2023	8,280,000	8,549,655
4.875%, 11/01/2022	3,850,000	4,162,277
Nationwide Building Society
3.900%, 07/21/2025 (S)	3,215,000	3,335,836
4.000%, 09/14/2026 (S)	900,000	871,218
Principal Financial Group, Inc. (4.700% to 05/15/2020, then 3 month LIBOR + 3.044%) 05/15/2055	2,290,000	2,324,350
Provident Companies, Inc. 7.000%, 07/15/2018	2,360,000	2,503,379
Quicken Loans, Inc. 5.750%, 05/01/2025(S)	875,000	859,688
Reinsurance Group of America, Inc.
4.700%, 09/15/2023	3,360,000	3,616,563
6.450%, 11/15/2019	705,000	777,965

New Income Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Royal Bank of Scotland Group PLC
3.875%, 09/12/2023	$800,000	$788,336
4.800%, 04/05/2026	6,020,000	6,159,790
Santander UK Group Holdings PLC 2.875%, 10/16/2020 to 08/05/2021	3,055,000	3,023,746
SLM Corp. 5.125%, 04/05/2022	435,000	435,000
The Goldman Sachs Group, Inc.
3.000%, 04/26/2022	4,315,000	4,319,337
3.500%, 11/16/2026	2,360,000	2,310,419
5.750%, 01/24/2022	3,655,000	4,115,969
6.750%, 10/01/2037	1,985,000	2,448,825
The Toronto-Dominion Bank (3.625% to 09/15/2026, 5 Year U.S. Swap Rate + 2.205%) 09/15/2031	470,000	460,248
Trinity Acquisition PLC 3.500%, 09/15/2021	505,000	513,352
UBS Group Funding Jersey, Ltd. 4.125%, 09/24/2025(S)	3,290,000	3,345,344
UBS Group Funding Switzerland AG 3.491%, 05/23/2023(S)	2,180,000	2,193,812
Unum Group 5.625%, 09/15/2020	1,040,000	1,144,099
Wells Fargo & Company 3.069%, 01/24/2023	4,160,000	4,177,799
		140,849,771
Health care - 3.4%
Abbott Laboratories
2.900%, 11/30/2021	1,885,000	1,893,045
3.750%, 11/30/2026	4,270,000	4,264,163
AbbVie, Inc. 4.450%, 05/14/2046	3,615,000	3,457,838
Agilent Technologies, Inc.
3.200%, 10/01/2022	425,000	429,701
3.875%, 07/15/2023	430,000	446,438
Anthem, Inc.
3.500%, 08/15/2024	3,250,000	3,270,075
4.650%, 01/15/2043	980,000	998,050
Biogen, Inc.
2.900%, 09/15/2020	340,000	346,027
4.050%, 09/15/2025	2,425,000	2,512,649
Celgene Corp.
3.625%, 05/15/2024	3,880,000	3,927,084
3.875%, 08/15/2025	1,975,000	2,018,466
Centene Corp. 6.125%, 02/15/2024	500,000	536,875
Express Scripts Holding Company
4.500%, 02/25/2026	2,145,000	2,200,036
4.800%, 07/15/2046	1,025,000	981,580
Humana, Inc.
3.850%, 10/01/2024	1,995,000	2,042,411
3.950%, 03/15/2027	535,000	546,895
4.950%, 10/01/2044	1,750,000	1,844,168

257

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Kaiser Foundation Hospitals 3.500%, 04/01/2022	$2,455,000	$2,537,900
Novant Health, Inc. 5.850%, 11/01/2019	1,445,000	1,583,193
Perrigo Company PLC 4.000%, 11/15/2023	1,630,000	1,659,319
Shire Acquisitions Investments Ireland DAC
2.400%, 09/23/2021	435,000	425,990
2.875%, 09/23/2023	1,580,000	1,532,253
3.200%, 09/23/2026	2,085,000	1,990,887
Tenet Healthcare Corp. 7.500%, 01/01/2022(L)(S)	650,000	702,000
Teva Pharmaceutical Finance Netherlands III BV
2.200%, 07/21/2021	270,000	259,770
2.800%, 07/21/2023	1,575,000	1,494,585
3.150%, 10/01/2026 (L)	3,695,000	3,404,625
Valeant Pharmaceuticals International, Inc. 6.375%, 10/15/2020(L)(S)	300,000	271,500
		47,577,523
Industrials - 2.6%
American Airlines 2013-1 Class A Pass Through Trust 4.000%, 01/15/2027	3,050,682	3,131,525
American Airlines 2014-1 Class B Pass Through Trust 4.375%, 04/01/2024	250,516	251,769
American Airlines 2015-1 Class B Pass Through Trust 3.700%, 11/01/2024	497,341	486,151
American Airlines 2016-1 Class AA Pass Through Trust 3.575%, 07/15/2029	448,366	447,245
American Airlines 2017-1B Class B Pass Through Trust 4.950%, 08/15/2026	920,000	941,850
Brambles USA, Inc. 4.125%, 10/23/2025(S)	755,000	773,578
CCCI Treasure, Ltd. (3.500% to 04/21/2020, then 5 Year CMT + 7.192%) 04/21/2020(Q)	710,000	715,226
Continental Airlines 2010-1 Class A Pass Through Trust 4.750%, 07/12/2022	683,222	719,091
Continental Airlines 2012-1 Class A Pass Through Trust 4.150%, 10/11/2025	951,895	996,556
CRCC Yupeng, Ltd. (3.950% to 08/01/2019, then 5 Year CMT + 7.251%) 08/01/2019(Q)	1,800,000	1,839,899

New Income Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Delta Air Lines 2010-2 Class A Pass Through Trust 4.950%, 11/23/2020	$453,472	$473,312
Delta Air Lines 2011-1 Class A Pass Through Trust 5.300%, 10/15/2020	332,953	350,433
Delta Air Lines, Inc. 3.625%, 03/15/2022	1,515,000	1,546,348
ERAC USA Finance LLC 3.800%, 11/01/2025(S)	1,410,000	1,413,901
GATX Corp. 2.600%, 03/30/2020	880,000	891,183
Grinding Media, Inc. 7.375%, 12/15/2023(S)	175,000	183,750
H&E Equipment Services, Inc. 7.000%, 09/01/2022	275,000	288,406
Heathrow Funding, Ltd. 4.875%, 07/15/2023(S)	2,585,000	2,760,935
HPHT Finance 15, Ltd. 2.250%, 03/17/2018(S)	1,217,000	1,215,942
Lockheed Martin Corp.
3.550%, 01/15/2026	1,960,000	1,989,565
3.600%, 03/01/2035	660,000	629,042
3.800%, 03/01/2045	1,635,000	1,530,046
Park Aerospace Holdings, Ltd.
5.250%, 08/15/2022 (S)	450,000	468,000
5.500%, 02/15/2024 (S)	385,000	400,400
Reliance Intermediate Holdings LP 6.500%, 04/01/2023(S)	550,000	585,750
Roper Technologies, Inc. 3.000%, 12/15/2020	1,475,000	1,502,513
Transurban Finance Company Pty, Ltd.
3.375%, 03/22/2027 (S)	450,000	435,097
4.125%, 02/02/2026 (S)	410,000	422,529
United Airlines 2014-2 Class B Pass Through Trust 4.625%, 03/03/2024	3,692,082	3,775,154
US Airways 2012-2 Class A Pass Through Trust 4.625%, 12/03/2026	2,232,554	2,344,182
US Airways 2013-1 Class A Pass Through Trust 3.950%, 05/15/2027	2,462,669	2,519,754
		36,029,132
Information technology - 1.8%
Alibaba Group Holding, Ltd. 3.125%, 11/28/2021	2,605,000	2,630,948
Apple, Inc.
3.000%, 02/09/2024	1,430,000	1,441,963
4.250%, 02/09/2047	425,000	429,992
Arrow Electronics, Inc. 3.500%, 04/01/2022	1,035,000	1,043,105
Avnet, Inc.
4.625%, 04/15/2026	840,000	850,644
4.875%, 12/01/2022	1,535,000	1,612,177

258

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Brocade Communications Systems, Inc. 4.625%, 01/15/2023	$315,000	$321,300
First Data Corp. 7.000%, 12/01/2023(S)	575,000	616,688
Gartner, Inc. 5.125%, 04/01/2025(S)	150,000	152,813
Harris Corp. 3.832%, 04/27/2025	555,000	564,936
Keysight Technologies, Inc.
4.550%, 10/30/2024	3,085,000	3,153,407
4.600%, 04/06/2027	280,000	282,316
Microsoft Corp. 4.100%, 02/06/2037	2,105,000	2,164,439
Tencent Holdings, Ltd.
2.875%, 02/11/2020 (S)	1,595,000	1,610,865
3.800%, 02/11/2025	3,650,000	3,729,828
Veritas US, Inc. 7.500%, 02/01/2023(S)	800,000	844,000
Visa, Inc. 4.300%, 12/14/2045	2,475,000	2,597,847
Western Digital Corp.
7.375%, 04/01/2023 (S)	650,000	712,563
10.500%, 04/01/2024	275,000	323,813
		25,083,644
Materials - 0.9%
Aleris International, Inc. 9.500%, 04/01/2021(S)	525,000	564,375
Arconic, Inc.
5.870%, 02/23/2022	1,210,000	1,305,953
6.150%, 08/15/2020	2,457,000	2,656,631
BlueScope Steel Finance, Ltd. 6.500%, 05/15/2021(S)	450,000	472,500
CVR Partners LP 9.250%, 06/15/2023(S)	650,000	667,063
Ecolab, Inc. 2.700%, 11/01/2026	730,000	692,901
Holcim US Finance Sarl & Cie SCS 6.000%, 12/30/2019(S)	2,095,000	2,283,617
Hudbay Minerals, Inc. 7.250%, 01/15/2023(S)	100,000	106,000
International Paper Company 4.400%, 08/15/2047	2,480,000	2,340,418
Koppers, Inc. 6.000%, 02/15/2025(S)	135,000	139,388
Martin Marietta Materials, Inc. 4.250%, 07/02/2024	980,000	1,011,874
		12,240,720
Real estate - 2.2%
Alexandria Real Estate Equities, Inc. 3.950%, 01/15/2028	2,055,000	2,049,061
Boston Properties LP
2.750%, 10/01/2026	2,435,000	2,241,001
3.650%, 02/01/2026	1,090,000	1,085,632
Brixmor Operating Partnership LP

New Income Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
3.850%, 02/01/2025	$680,000	$671,044
3.900%, 03/15/2027	2,515,000	2,467,275
4.125%, 06/15/2026	2,755,000	2,772,092
Crown Castle Towers LLC
3.222%, 05/15/2042 (S)	205,000	208,124
3.663%, 05/15/2025 (S)	2,200,000	2,201,804
6.113%, 01/15/2040 (S)	3,988,000	4,317,569
DDR Corp. 4.250%, 02/01/2026	3,530,000	3,507,948
MPT Operating Partnership LP 5.250%, 08/01/2026	75,000	73,875
Regency Centers LP 3.600%, 02/01/2027	700,000	694,446
Simon Property Group LP 3.300%, 01/15/2026	1,975,000	1,948,966
The Howard Hughes Corp. 5.375%, 03/15/2025(S)	630,000	623,700
VEREIT Operating Partnership LP
4.600%, 02/06/2024	1,180,000	1,215,400
4.875%, 06/01/2026	1,775,000	1,848,219
WEA Finance LLC 3.750%, 09/17/2024(S)	2,010,000	2,033,010
		29,959,166
Telecommunication services - 1.3%
GTP Acquisition Partners I LLC 2.350%, 06/15/2020(S)	2,870,000	2,833,207
SBA Tower Trust
2.898%, 10/15/2044 (S)	1,650,000	1,654,929
3.598%, 04/15/2043 (S)	3,575,000	3,575,834
3.869%, 10/15/2049 (S)	2,895,000	2,868,670
T-Mobile USA, Inc. 6.500%, 01/15/2026	615,000	673,425
Verizon Communications, Inc.
4.272%, 01/15/2036	5,495,000	5,073,704
5.250%, 03/16/2037	1,905,000	1,967,638
		18,647,407
Utilities - 1.2%
Broadcom Corp.
3.625%, 01/15/2024 (S)	2,435,000	2,452,418
3.875%, 01/15/2027 (S)	1,920,000	1,932,104
Duke Energy Corp.
2.650%, 09/01/2026	1,010,000	937,219
3.750%, 09/01/2046	835,000	752,471
Exelon Generation Company LLC 2.950%, 01/15/2020	2,300,000	2,331,365
FirstEnergy Transmission LLC 4.350%, 01/15/2025(L)(S)	3,065,000	3,184,848
Great Plains Energy, Inc.
3.150%, 04/01/2022	805,000	812,995
4.850%, 04/01/2047	550,000	563,679
NRG Energy, Inc. 6.625%, 03/15/2023	700,000	716,188
Perusahaan Gas Negara Persero Tbk PT 5.125%, 05/16/2024	1,900,000	2,015,284

259

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Sempra Energy 2.850%, 11/15/2020	$1,005,000	$1,016,520
		16,715,091
TOTAL CORPORATE BONDS (Cost $434,541,003)		$442,223,096

MUNICIPAL BONDS - 1.5%
Chicago O’Hare International Airport (Illinois) 6.395%, 01/01/2040	1,925,000	2,528,141
Denver City & County School District No. 1 (Colorado) 4.242%, 12/15/2037	1,575,000	1,615,856
District of Columbia 5.591%, 12/01/2034	375,000	457,673
Florida Hurricane Catastrophe Fund Finance Corp., Series A 2.995%, 07/01/2020	1,760,000	1,806,974
Florida State Board of Administration Finance Corp. 2.163%, 07/01/2019	1,180,000	1,188,343
JobsOhio Beverage System 4.532%, 01/01/2035	1,400,000	1,508,220
Los Angeles Department of Airports (California) 7.053%, 05/15/2040	1,230,000	1,689,503
Maryland State Transportation Authority 5.888%, 07/01/2043	1,070,000	1,332,439
New York City Municipal Water Finance Authority 5.952%, 06/15/2042	840,000	1,085,784
North Carolina Eastern Municipal Power Agency
1.561%, 07/01/2017	625,000	625,381
2.003%, 07/01/2018	60,000	60,416
Port Authority of New York & New Jersey 4.458%, 10/01/2062	2,225,000	2,323,367
South Carolina State Public Service Authority 4.322%, 12/01/2027	1,705,000	1,706,228
State of Georgia 5.000%, 12/01/2026	910,000	1,130,457
State of Oregon 5.892%, 06/01/2027	60,000	72,041
University of California 4.131%, 05/15/2045	495,000	488,813
Virginia Commonwealth Transportation Board 5.350%, 05/15/2035	515,000	606,340
TOTAL MUNICIPAL BONDS (Cost $18,274,989)		$20,225,976

TERM LOANS (M) - 2.0%
Consumer discretionary - 0.6%
Altice US Finance I Corp.

New Income Trust (continued)

	Shares or Principal Amount	Value
TERM LOANS (continued)
Consumer discretionary (continued)
TBD 01/25/2025 (T)	$345,000	$344,462
TBD 06/21/2025 (T)	695,000	695,000
American Axle & Manufacturing Holdings, Inc. TBD 03/08/2024 (T)	515,000	514,356
Jo-Ann Stores LLC 6.256%, 09/27/2023	278,250	272,512
Lions Gate Entertainment Corp. 3.982%, 12/08/2023	560,000	562,974
Nord Anglia Education Finance LLC 4.554%, 03/31/2021	717,621	719,867
Scientific Games International, Inc. 4.846%, 10/01/2021	1,093,718	1,107,215
Serta Simmons Bedding LLC 4.538%, 11/08/2023	1,600,000	1,604,000
Univision Communications, Inc. 3.750%, 03/15/2024	2,118,385	2,104,255
		7,924,641
Financials - 0.3%
Asurion LLC
4.232%, 07/08/2020	402,654	404,836
4.250%, 08/04/2022	689,491	692,421
4.750%, 11/03/2023	1,445,555	1,456,397
8.500%, 03/03/2021	700,000	707,875
HUB International, Ltd. 4.035%, 10/02/2020	1,574,849	1,582,503
		4,844,032
Health care - 0.2%
Change Healthcare Holdings LLC 3.750%, 03/01/2024	940,000	941,175
MPH Acquisition Holdings LLC 4.897%, 06/07/2023	524,460	530,827
Valeant Pharmaceuticals International, Inc. 5.570%, 04/01/2022	1,366,996	1,370,017
		2,842,019
Industrials - 0.4%
Avolon Holdings, Ltd. TBD 03/20/2022 (T)	1,370,000	1,387,700
C.H.I. Overhead Doors, Inc. 4.250%, 07/29/2022	1,384,720	1,382,407
Columbus McKinnon Corp. 4.147%, 01/31/2024	213,820	215,559
Uber Technologies, Inc. 5.000%, 07/13/2023	2,094,750	2,083,753
		5,069,419
Information technology - 0.3%
Ancestry.com Operations, Inc. 4.250%, 10/19/2023	668,250	672,848
First Data Corp. 3.984%, 03/24/2021	1,371,760	1,381,801
Match Group, Inc. 4.097%, 11/16/2022	328,125	331,613

260

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or Principal Amount	Value
TERM LOANS (continued)
Information technology (continued)
Rackspace Hosting, Inc. 4.535%, 11/03/2023	$666,184	$670,255
Western Digital Corp. 3.732%, 04/29/2023	1,687,271	1,695,471
		4,751,988
Materials - 0.0%
BWAY Holding Company TBD 03/22/2024 (T)	420,000	418,690
Telecommunication services - 0.2%
Colorado Buyer, Inc. TBD 03/28/2024 (T)	220,000	221,100
Intelsat Jackson Holdings SA 3.887%, 06/30/2019	1,408,377	1,377,477
RCN Grande TBD 02/01/2024 (T)	685,000	687,665
		2,286,242
TOTAL TERM LOANS (Cost $28,061,774)		$28,137,031

COLLATERALIZED MORTGAGE OBLIGATIONS - 9.5%
Commercial and residential - 6.6%
225 Liberty Street Trust, Series 2016-225L, Class A 3.597%, 02/10/2036 (S)	705,000	722,342
Alternative Loan Trust, Series 2005-61, Class 2A2 1.362%, 12/25/2035 (P)	205,855	170,513
Banc of America Commercial Mortgage Trust, Series 2006-3, Class AM 5.939%, 07/10/2044 (P)	1,740,341	1,251,536
Banc of America Funding Trust, Series 2005-A, Class 5A1 1.278%, 02/20/2035 (P)	131,424	124,910
Banc of America Mortgage Securities Trust
Series 2004-A, Class 2A2, 3.593%, 02/25/2034 (P)	20,047	19,807
Series 2004-D, Class 2A2, 3.245%, 05/25/2034 (P)	8,719	8,743
Series 2004-H, Class 2A2, 3.196%, 09/25/2034 (P)	30,978	30,197
Series 2004-I, Class 3A2, 3.264%, 10/25/2034 (P)	4,430	4,405
Series 2005-J, Class 3A1, 3.650%, 11/25/2035 (P)	458,851	439,758
Bear Stearns ALT-A Trust, Series 2005-8, Class 12A1 1.522%, 10/25/2035 (P)	1,582,790	1,463,037
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class AS, 3.571%, 02/10/2048	430,000	428,638
Series 2015-GC29, Class A4, 3.192%, 04/10/2048	2,820,000	2,820,721
Series 2015-GC33, Class A4, 3.778%, 09/10/2058	875,000	908,040

New Income Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Series 2015-GC33, Class AS, 4.114%, 09/10/2058	$350,000	$365,337
Series 2015-GC35, Class A4, 3.818%, 11/10/2048	1,715,000	1,784,847
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG), Series 2014-UBS4, Class C 4.625%, 08/10/2047 (P)	500,000	498,676
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR21, Class A3, 3.528%, 12/10/2047	7,265,000	7,436,932
Series 2014-UBS6, Class A5, 3.644%, 12/10/2047	3,275,000	3,364,594
Series 2015-CR26, Class A4, 3.630%, 10/10/2048	1,150,000	1,179,347
Series 2015-CR26, Class AM, 4.085%, 10/10/2048 (P)	1,340,000	1,385,096
Series 2015-LC21, Class B, 4.312%, 07/10/2048 (P)	1,630,000	1,615,842
Series 2016-CR28, Class AHR, 3.651%, 02/10/2049	1,004,695	1,007,716
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2014-LC15, Class A4, 4.006%, 04/10/2047	4,175,000	4,410,080
Series 2014-TWC, Class A, 1.732%, 02/13/2032 (P)(S)	2,135,000	2,140,355
Commercial Mortgage Trust (Deutsche Bank AG/Jefferies & Company)
Series 2015-PC1, Class AM, 4.290%, 07/10/2050 (P)	490,000	511,857
Series 2015-PC1, Class B, 4.442%, 07/10/2050 (P)	825,000	819,389
Credit Suisse Commercial Mortgage Trust
Series 2015-GLPB, Class A, 3.639%, 11/15/2034 (S)	3,465,000	3,625,147
Series 2015-GLPB, Class B, 3.811%, 11/15/2034 (P)(S)	1,490,000	1,555,231
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.718%, 08/15/2048	1,015,000	1,048,418
Series 2016-C6, Class A5, 3.090%, 01/15/2049	695,000	682,756
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-2, Class 1A1 1.382%, 04/25/2035 (P)	812,462	712,543
DSLA Mortgage Loan Trust
Series 2004-AR1, Class A1A, 1.818%, 09/19/2044 (P)	1,035,797	970,137
Series 2004-AR4, Class 2A1A, 1.338%, 01/19/2045 (P)	950,666	822,133

261

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Eleven Madison Mortgage Trust, Series 2015-11MD, Class A 3.555%, 09/10/2035 (P)(S)	$585,000	$601,059
Fosse Master Issuer PLC, Series 2012-1A, Class 3A1 2.524%, 10/18/2054 (P)(S)	2,272,687	2,279,632
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 5A1 3.463%, 06/19/2035 (P)	166,435	159,956
GS Mortgage Securities Trust
Series 2015-GC34, Class AS, 3.911%, 10/10/2048	455,000	466,865
Series 2015-GC35, Class A4, 3.506%, 10/10/2048	1,450,000	1,474,712
Series 2016-GS2, Class A4, 3.050%, 05/10/2049	775,000	765,103
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class 2A1 2.477%, 07/25/2044 (P)(S)	541,459	535,290
HarborView Mortgage Loan Trust
Series 2005-2, Class 2A1A, 1.418%, 05/19/2035 (P)	427,829	391,737
Series 2006-12, Class 2A2A, 1.168%, 01/19/2038 (P)	662,818	574,811
Holmes Master Issuer PLC, Series 2012-3A, Class B1 3.223%, 10/15/2054 (P)(S)	2,950,000	2,969,921
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class A4, 3.801%, 09/15/2047	500,000	518,291
Series 2014-C24, Class A5, 3.638%, 11/15/2047	625,000	645,370
Series 2015-C28, Class A4, 3.227%, 10/15/2048	4,250,000	4,254,777
Series 2015-C30, Class A2, 3.087%, 07/15/2048	250,000	255,978
Series 2015-C30, Class A5, 3.822%, 07/15/2048	3,905,000	4,056,957
Series 2015-C31, Class A3, 3.801%, 08/15/2048	1,950,000	2,023,041
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5 3.693%, 03/15/2050	1,380,000	1,423,875
JPMorgan Alternative Loan Trust, Series 2007-A2, Class 12A3 1.172%, 06/25/2037 (P)	358,624	347,881
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-ATRM, Class A, 2.962%, 10/05/2028 (S)	2,135,000	2,147,923
Series 2016-JP3, Class A5, 2.870%, 08/15/2049	2,315,000	2,236,086

New Income Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Series 2016-JP3, Class B, 3.397%, 08/15/2049 (P)	$660,000	$644,271
JPMorgan Mortgage Trust, Series 2005-ALT1, Class 1A1 1.282%, 10/25/2035 (P)	1,471,504	1,112,222
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2 6.126%, 04/15/2041 (P)	1,013,238	1,041,661
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 2A1C 3.145%, 12/25/2035 (P)	1,241,000	1,185,071
Mill City Mortgage Loan Trust, Series 2016-1, Class A1 2.500%, 04/25/2057 (P)(S)	657,804	653,374
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, 4.036%, 05/15/2048 (P)	270,000	281,122
Series 2015-C24, Class B, 4.353%, 05/15/2048 (P)	490,000	495,334
Series 2015-C24, Class C, 4.353%, 05/15/2048 (P)	325,000	298,606
Series 2015-C27, Class A4, 3.753%, 12/15/2047	1,285,000	1,333,363
Morgan Stanley Capital I Trust, Series 2015-MS1, Class AS 4.030%, 05/15/2048 (P)	195,000	202,038
STARM Mortgage Loan Trust, Series 2007-2, Class 5A1 3.710%, 04/25/2037 (P)	587,399	492,845
Vendee Mortgage Trust, Series 1996-3, Class 4 9.711%, 03/15/2025 (P)	456	481
WaMu Mortgage Pass Through Certificates
Series 2005-AR12, Class 2A1, 3.038%, 09/25/2035 (P)	199,344	199,023
Series 2005-AR13, Class A1C3, 1.472%, 10/25/2045 (P)	682,096	643,841
Series 2005-AR19, Class A1C3, 1.482%, 12/25/2045 (P)	533,122	499,364
Wells Fargo Commercial Mortgage Trust
Series 2015-C29, Class A4, 3.637%, 06/15/2048	1,565,000	1,605,275
Series 2015-LC20, Class C, 4.056%, 04/15/2050 (P)	1,105,000	1,005,492
Series 2015-NSX2, Class C, 4.251%, 07/15/2058 (P)	300,000	282,250
Series 2015-NXS2, Class A2, 3.020%, 07/15/2058	1,070,000	1,093,088
Series 2015-NXS2, Class A5, 3.767%, 07/15/2058 (P)	1,775,000	1,838,359
Series 2015-NXS2, Class AS, 4.121%, 07/15/2058 (P)	370,000	386,654
Series 2015-NXS2, Class B, 4.251%, 07/15/2058 (P)	550,000	548,295

262

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Series 2015-SG1, Class A4, 3.789%, 09/15/2048	$1,675,000	$1,731,370
Wells Fargo Mortgage Backed Securities Trust
Series 2006-2, Class 2A1, 1.682%, 03/25/2036 (P)	561,724	456,834
Series 2003-O, Class 5A1, 2.898%, 01/25/2034 (P)	26,003	26,518
WFRBS Commercial Mortgage Trust
Series 2013-C18, Class A3, 3.651%, 12/15/2046	840,000	872,595
Series 2014-C19, Class B, 4.723%, 03/15/2047 (P)	351,000	371,113
		91,758,804
U.S. Government Agency - 2.9%
Federal Home Loan Mortgage Corp.
Series 4623, Class EF, 1.362%, 10/15/2046 (P)	455,049	454,758
Series 4650, Class FL, 1.362%, 01/15/2047 (P)	974,489	973,672
Series 4661, Class GF, 1.362%, 02/15/2047 (P)	411,968	411,462
Series 4566, Class FA, 1.412%, 04/15/2046 (P)	825,082	827,428
Series 4604, Class FH, 1.412%, 08/15/2046 (P)	123,956	124,172
Series 4614, Class FG, 1.412%, 09/15/2046 (P)	1,339,077	1,341,700
Series 4621, Class FK, 1.412%, 10/15/2046 (P)	721,156	722,672
Series 4623, Class MF, 1.412%, 10/15/2046 (P)	419,766	420,632
Series 4648, Class FA, 1.412%, 01/15/2047 (P)	991,591	993,358
Series 4654, Class FK, 1.412%, 02/15/2047 (P)	604,873	603,378
Series K502, Class A2, 1.426%, 08/25/2017	471,867	471,872
Series 199, Class PO, 1.455%, 08/01/2028	973	824
Series K025, Class A1, 1.875%, 04/25/2022	2,132,536	2,122,821
Series 2015-DNA1, Class M2, 2.832%, 10/25/2027 (P)	2,395,000	2,448,702
Series 2015-HQ2, Class M2, 2.932%, 05/25/2025 (P)	1,480,000	1,511,064
Series 2016-DNA3, Class M2, 2.982%, 12/25/2028 (P)	625,000	637,934
Series 2014-HQ2, Class M2, 3.182%, 09/25/2024 (P)	1,385,000	1,425,057
Series 2015-HQ1, Class M2, 3.182%, 03/25/2025 (P)	1,086,854	1,102,061
Series 2015-DN1, Class M2, 3.382%, 01/25/2025 (P)	647,038	650,880

New Income Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2015-HQA2, Class M2, 3.782%, 05/25/2028 (P)	$1,079,092	$1,112,525
Series 2015-DNA3, Class M2, 3.832%, 04/25/2028 (P)	1,425,686	1,479,082
Series 2016-DNA1, Class M2, 3.882%, 07/25/2028 (P)	850,000	885,611
Series 4448, Class JA, 4.000%, 11/15/2036	135,000	142,365
Series 2017-DNA1, Class M2, 4.232%, 07/25/2029 (P)	390,000	389,284
Series 2017-HQ1, Class M1, 4.532%, 08/25/2029 (P)	545,000	545,299
Series 2016-HQA3, Class M3, 4.832%, 03/25/2029 (P)	669,000	692,025
Federal National Mortgage Association
Series 2016-70, Class F, 1.432%, 10/25/2046 (P)	885,552	885,349
Series 2016-79, Class NF, 1.432%, 11/25/2046 (P)	1,783,727	1,779,785
Series 2017-16, Class FA, 1.432%, 03/25/2047 (P)	1,906,401	1,898,424
Series 2016-64, Class FA, 1.482%, 09/25/2046 (P)	1,886,064	1,889,746
Series 2016-84, Class FT, 1.482%, 11/25/2046 (P)	1,020,998	1,024,470
Series 2017-C02, Class 2M1, 2.127%, 09/25/2029 (P)	705,000	705,666
Series 2016-C06, Class 1M1, 2.282%, 04/25/2029 (P)	2,440,446	2,462,372
Series 2016-C05, Class 2M1, 2.332%, 01/25/2029 (P)	1,245,962	1,252,937
Series 2016-C01, Class 2M1, 3.082%, 08/25/2028 (P)	2,629,214	2,661,476
Series 2016-C02, Class 1M1, 3.132%, 09/25/2028 (P)	1,138,097	1,153,604
Series 2017-C02, Class 2M2, 4.627%, 09/25/2029 (P)	1,110,000	1,117,156
Series 319, Class 2 IO, 6.500%, 02/25/2032	3,013	728
Government National Mortgage Association
Series 2012-94, Class BI IO, 4.000%, 05/20/2037	1,662,302	253,395
Series 2013-24, Class OI IO, 4.000%, 02/20/2043	1,436,187	291,742
Series 2010-92, Class PI IO, 4.500%, 11/20/2037	715,422	11,299
Series 2010-103, Class IN IO, 4.500%, 02/20/2039	218,722	13,513
Series 2011-88, Class EI IO, 4.500%, 11/20/2039	402,725	32,695

263

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2011-41 Class AI IO, 4.500%, 12/20/2039	$2,623,695	$171,852
		40,096,847
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $132,200,525)		$131,855,651

ASSET BACKED SECURITIES - 11.0%
Ally Auto Receivables Trust
Series 2014-1, Class C, 2.040%, 12/15/2019	350,000	350,838
Series 2014-1, Class D, 2.480%, 02/15/2021	345,000	346,866
Series 2015-2, Class D, 3.010%, 03/15/2022 (S)	195,000	197,003
Series 2016-1, Class C, 2.290%, 06/15/2021	530,000	530,632
Ally Master Owner Trust, Series 2015-3, Class A 1.630%, 05/15/2020	8,360,000	8,367,608
AmeriCredit Automobile Receivables Trust
Series 2013-5, Class D, 2.860%, 12/09/2019	675,000	682,676
Series 2014-2, Class C, 2.180%, 06/08/2020	1,360,000	1,366,606
Series 2016-1, Class A3, 1.810%, 10/08/2020	460,000	460,876
Series 2016-1, Class C, 2.890%, 01/10/2022	670,000	676,658
Series 2016-2, Class C, 2.870%, 11/08/2021	325,000	328,527
Ascentium Equipment Receivables Trust
Series 2015-1A, Class A3, 1.610%, 10/13/2020 (S)	165,083	165,138
Series 2016-2A, Class A2, 1.460%, 04/10/2019 (S)	310,000	309,515
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A, 2.100%, 03/20/2019 (S)	355,000	355,904
Series 2013-1A, Class B, 2.620%, 09/20/2019 (S)	560,000	561,892
Series 2013-2A, Class A, 2.970%, 02/20/2020 (S)	500,000	507,812
Series 2014-1A, Class A, 2.460%, 07/20/2020 (S)	5,450,000	5,475,719
Series 2014-2A, Class A, 2.500%, 02/20/2021 (S)	865,000	868,237
BankBoston Home Equity Loan Trust, Series 1998-2, Class A6 6.640%, 12/25/2028 (P)	8,150	8,137
Barclays Dryrock Issuance Trust
Series 2014-3, Class A, 2.410%, 07/15/2022	1,570,000	1,590,018

New Income Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Series 2015-1, Class A, 2.200%, 12/15/2022	$390,000	$392,128
BMW Vehicle Lease Trust, Series 2016-2, Class A4 1.570%, 02/20/2020	1,105,000	1,100,228
Capital Auto Receivables Asset Trust
Series 2013-4, Class E, 3.830%, 07/20/2022 (S)	550,000	555,956
Series 2014-1, Class C, 2.840%, 04/22/2019	655,000	659,838
Series 2014-1, Class D, 3.390%, 07/22/2019	1,345,000	1,363,371
Series 2014-2, Class C, 2.410%, 05/20/2019	835,000	839,405
Series 2015-4, Class A4, 2.010%, 07/20/2020	1,640,000	1,645,690
CarMax Auto Owner Trust
Series 2014-1, Class D, 2.430%, 08/17/2020	3,375,000	3,375,967
Series 2016-4, Class A3, 1.400%, 08/15/2021	1,565,000	1,552,280
Series 2016-4, Class C, 2.260%, 07/15/2022	300,000	294,766
CCG Receivables Trust, Series 2016-1, Class A2 1.690%, 09/14/2022 (S)	1,057,137	1,056,301
Chase Funding Trust
Series 2002-2, Class 1M1, 5.599%, 09/25/2031	319	315
Series 2002-4, Class 2A1, 1.722%, 10/25/2032 (P)	3,961	3,694
Chase Issuance Trust
Series 2015-A2, Class A2, 1.590%, 02/18/2020	1,810,000	1,812,448
Series 2016-A2, Class A, 1.370%, 06/15/2021	1,375,000	1,365,679
Chrysler Capital Auto Receivables Trust
Series 2016-BA, Class A2, 1.360%, 01/15/2020 (S)	680,000	679,238
Series 2016-BA, Class A3, 1.640%, 07/15/2021 (S)	640,000	637,920
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1 1.750%, 11/19/2021	1,325,000	1,322,673
CNH Equipment Trust, Series 2016-C, Class A3 1.440%, 12/15/2021	1,570,000	1,555,561
Countrywide Asset-Backed Certificates, Series 2004-BC1, Class M2 2.587%, 01/25/2034 (P)	1,018,573	990,712
DB Master Finance LLC, Series 2015-1A, Class A2I 3.262%, 02/20/2045 (S)	1,754,200	1,763,413
Discover Card Execution Note Trust, Series 2016-A3, Class A3 1.850%, 10/16/2023	820,000	809,637

264

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 5.216%, 01/25/2042 (S)	$1,086,523	$1,100,683
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class A 2.530%, 02/25/2027 (S)	651,111	647,165
Enterprise Fleet Financing LLC
Series 2015-1, Class A2, 1.300%, 09/20/2020 (S)	2,625,890	2,622,923
Series 2016-2, Class A2, 1.740%, 02/22/2022 (S)	1,645,000	1,641,490
Series 2017-1, Class A2, 2.130%, 07/20/2022 (S)	335,000	335,332
Ford Credit Auto Owner Trust
Series 2013-B, Class D, 1.820%, 11/15/2019	3,300,000	3,302,974
Series 2014-C, Class A4, 1.560%, 02/15/2020	790,000	790,187
Series 2016-2, Class A, 2.030%, 12/15/2027 (S)	4,930,000	4,862,183
Series 2016-C, Class B, 1.730%, 03/15/2022	625,000	616,908
Series 2016-C, Class C, 1.930%, 04/15/2023	415,000	408,455
GM Financial Automobile Leasing Trust
Series 2016-2, Class B, 2.080%, 03/20/2020	710,000	707,625
Series 2017-1, Class A3, 2.060%, 05/20/2020	935,000	939,489
GMF Floorplan Owner Revolving Trust
Series 2016-1, Class B, 2.410%, 05/17/2021 (S)	510,000	512,276
Series 2016-1, Class C, 2.850%, 05/17/2021 (S)	197,000	196,837
Series 2017-1, Class A1, 2.220%, 01/18/2022 (S)	1,525,000	1,527,565
Series 2017-1, Class B, 2.580%, 01/18/2022 (S)	680,000	678,581
GreatAmerica Leasing Receivables Funding LLC
Series 2014-1, Class A4, 1.470%, 08/15/2020 (S)	1,284,907	1,285,387
Series 2017-1, Class A2, 1.720%, 04/22/2019 (S)	160,000	159,794
Series 2017-1, Class A3, 2.060%, 06/22/2020 (S)	150,000	149,658
GSAA Home Equity Trust
Series 2005-11, Class 2A1, 1.262%, 10/25/2035 (P)	588,476	549,378
Series 2007-7, Class 2A1, 1.020%, 07/25/2037 (P)	1,067,245	941,264
GSAA Trust, Series 2005-8, Class A3 1.412%, 06/25/2035 (P)	1,447,088	1,372,042
Hilton Grand Vacations Trust
Series 2017-AA, Class A, 2.660%, 12/26/2028 (S)	435,000	434,637
Series 2017-AA, Class B, 2.960%, 12/26/2028 (P)(S)	200,000	199,656

New Income Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
HOA Funding LLC, Series 2014-1A, Class A2 4.846%, 08/20/2044 (S)	$2,446,250	$2,239,478
Honda Auto Receivables Owner Trust, Series 2016-4, Class A4 1.360%, 01/18/2023	690,000	680,243
Huntington Auto Trust, Series 2016-1, Class A4 1.930%, 04/15/2022	650,000	646,023
Hyundai Auto Lease Securitization Trust
Series 2015-B, Class A4, 1.660%, 07/15/2019 (S)	2,595,000	2,599,037
Series 2016-C, Class A3, 1.490%, 02/18/2020 (S)	1,675,000	1,670,484
Series 2017-A, Class A3, 1.880%, 08/17/2020 (S)	940,000	941,541
Kubota Credit Owner Trust
Series 2014-1A, Class A4, 1.670%, 07/15/2020 (S)	5,075,000	5,084,143
Series 2016-1A, Class A3, 1.500%, 07/15/2020 (S)	415,000	411,998
Mercedes-Benz Auto Lease Trust, Series 2016-B, Class A3 1.350%, 08/15/2019	835,000	832,738
MMAF Equipment Finance LLC, Series 2016-AA, Class A4 1.760%, 01/17/2023 (S)	530,000	524,044
MVW Owner Trust
Series 2013-1A, Class A, 2.150%, 04/22/2030 (S)	408,463	407,005
Series 2014-1A, Class A, 2.250%, 09/22/2031 (S)	281,911	279,542
Nationstar HECM Loan Trust
Series 2016-1A, Class A, 2.981%, 02/25/2026 (S)	261,846	261,846
Series 2016-3A, Class A, 2.012%, 08/25/2026 (S)	215,830	217,153
Nelnet Student Loan Trust, Series 2008-3, Class A4 2.702%, 11/25/2024 (P)	1,310,929	1,339,819
Nissan Auto Receivables Owner Trust, Series 2016-C, Class A3 1.180%, 01/15/2021	680,000	673,798
Nissan Master Owner Trust Receivables Trust, Series 2015-A, Class A2 1.440%, 01/15/2020	3,495,000	3,493,689
Renaissance Home Equity Loan Trust, Series 2007-1, Class AF1 5.742%, 04/25/2037 (P)	3,172,962	1,637,803
Santander Drive Auto Receivables Trust
Series 2014-3, Class D, 2.650%, 08/17/2020	290,000	292,238
Series 2015-5, Class D, 3.650%, 12/15/2021	330,000	336,294
Series 2016-1, Class D, 4.020%, 04/15/2022	190,000	195,710

265

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PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Series 2016-3, Class C, 2.460%, 03/15/2022	$165,000	$165,189
Series 2017-1, Class A2, 1.490%, 02/18/2020	695,000	694,621
Series 2017-1, Class B, 2.100%, 06/15/2021	260,000	259,656
Series 2017-1, Class C, 2.580%, 05/16/2022	305,000	304,938
Sierra Timeshare Receivables Funding LLC
Series 2014-3A, Class A, 2.300%, 10/20/2031 (S)	972,505	972,850
Series 2015-1A, Class A, 2.400%, 03/22/2032 (S)	798,322	800,349
Series 2015-2A, Class A, 2.430%, 06/20/2032 (S)	1,087,836	1,087,006
Series 2015-3A, Class A, 2.580%, 09/20/2032 (S)	1,808,450	1,814,344
SLM Student Loan Trust
Series 2008-4, Class A4, 2.688%, 07/25/2022 (P)	778,169	792,203
Series 2008-5, Class A4, 2.738%, 07/25/2023 (P)	2,141,399	2,188,051
Series 2008-9, Class A, 2.538%, 04/25/2023 (P)	1,085,321	1,106,991
SMART ABS Trust
Series 2014-1US, Class A4A, 1.680%, 12/14/2019	4,463,763	4,452,554
Series 2015-1US, Class A3A, 1.500%, 09/14/2018	607,154	606,326
Series 2016-2US, Class A3A, 1.710%, 03/15/2021	1,375,000	1,359,979
SMB Private Education Loan Trust
Series 2015-A, Class A2A, 2.490%, 06/15/2027 (S)	1,385,000	1,374,941
Series 2015-B, Class A2A, 2.980%, 07/15/2027 (S)	1,525,000	1,546,133
Series 2015-C, Class A2A, 2.750%, 07/15/2027 (S)	1,650,000	1,663,423
Series 2016-A, Class A2A, 2.700%, 05/15/2031 (S)	550,000	549,472
Series 2016-B, Class A2A, 2.430%, 02/17/2032 (S)	1,260,000	1,243,198
Series 2016-C, Class A2A, 2.340%, 09/15/2034 (S)	675,000	659,318
Springleaf Funding Trust, Series 2016-AA, Class A 2.900%, 11/15/2029 (S)	900,000	905,041
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A, 2.220%, 01/15/2022	5,465,000	5,510,093
Series 2013-1, Class B, 1.690%, 03/15/2021	3,470,000	3,465,563
Series 2014-1, Class B, 1.810%, 11/15/2020	1,785,000	1,786,312
Series 2014-1, Class C, 1.910%, 11/15/2020	855,000	855,155

New Income Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Series 2015-1, Class B, 2.640%, 03/15/2023	$1,340,000	$1,343,874
Series 2015-4, Class B, 2.620%, 09/15/2023	670,000	670,650
Terwin Mortgage Trust, Series 2005-14HE, Class AF2 4.849%, 08/25/2036 (P)	175,648	177,779
Towd Point Mortgage Trust
Series 2015-3, Class A1B, 3.000%, 03/25/2054 (P)(S)	2,245,299	2,260,426
Series 2015-5, Class A1B, 2.750%, 05/25/2055 (P)(S)	1,190,371	1,190,995
Series 2016-1, Class A1B, 2.750%, 02/25/2055 (P)(S)	1,042,512	1,043,074
Series 2016-1, Class A3B, 3.000%, 02/25/2055 (P)(S)	1,268,706	1,263,783
Series 2016-2, Class A1A, 2.750%, 08/25/2055 (P)(S)	810,957	807,522
Series 2016-3, Class A1, 2.250%, 04/25/2056 (P)(S)	999,322	989,464
Utility Debt Securitization Authority, Series 2013-T, Class T1 2.042%, 06/15/2021	2,010,000	2,010,683
Verizon Owner Trust
Series 2016-2A, Class A, 1.680%, 05/20/2021 (S)	980,000	976,615
Series 2017-1A, Class A, 2.060%, 09/20/2021 (S)	1,855,000	1,860,749
Series 2017-1A, Class B, 2.450%, 09/20/2021 (S)	540,000	542,987
Series 2017-1A, Class C, 2.650%, 09/20/2021 (S)	720,000	721,270
Wendys Funding LLC, Series 2015-1A, Class A2I 3.371%, 06/15/2045 (S)	2,565,925	2,577,841
Wheels SPV LLC, Series 2015-1A, Class A2 1.270%, 04/22/2024 (S)	518,938	519,419
TOTAL ASSET BACKED SECURITIES (Cost $153,880,540)		$152,795,834

PURCHASED OPTIONS - 0.0%
Put options - 0.0%
Exchange Traded Option on 10 Year U.S. Treasury Note Futures (Expiration Date: 04/21/2017; Strike Price: $123.00) (I)	223,000	17,422
TOTAL PURCHASED OPTIONS (Cost $45,701)		$17,422

SECURITIES LENDING COLLATERAL - 0.2%
John Hancock Collateral Trust, 0.9609% (W)(Y)	312,085	3,122,852
TOTAL SECURITIES LENDING COLLATERAL (Cost $3,122,950)		$3,122,852

266

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PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 3.9%
Certificate of deposit - 0.3%
Credit Suisse AG 1.920%, 09/12/2017*	$3,515,000	$3,523,271
Commercial paper - 0.8%
AXA Financial, Inc. 1.620%, 08/30/2017*	2,905,000	2,887,840
Enbridge Energy Partners LP 1.650%, 05/09/2017*	3,365,000	3,360,060
Ford Motor Credit Company LLC 1.750%, 09/01/2017*	1,770,000	1,757,651
ONEOK Partners LP 1.400%, 04/04/2017*	3,450,000	3,449,576
		11,455,127
Money market funds - 2.6%
T. Rowe Price Government Money Fund, 0.6618% (Y)	36,731,567	36,731,567
Repurchase agreement - 0.2%
Repurchase Agreement with State Street Corp. dated 03/31/2017 at 0.220% to be repurchased at $2,683,049 on 04/03/2017, collateralized by $2,725,000 U.S. Treasury Notes, 2.000% due 08/31/2021 (valued at $2,741,236, including interest)	$2,683,000	2,683,000
TOTAL SHORT-TERM INVESTMENTS (Cost $54,380,401)		$54,392,965
Total Investments (New Income Trust) (Cost $1,405,510,602) - 101.6%		$1,410,284,856
Other assets and liabilities, net - (1.6%)		(21,693,318)
TOTAL NET ASSETS - 100.0%		$1,388,591,538

Currency Abbreviation

MXN	Mexican Peso

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield at the end of the period.
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 3-31-17. The value of securities on loan amounted to $3,045,481.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $192,778,777 or 13.9% of the fund’s net assets as of 3-31-17.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 3-31-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

267

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PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)

2-Year U.S. Treasury Note Futures	332	Long	Jun 2017	$71,800,723	$71,862,438	$61,715
5-Year U.S. Treasury Note Futures	640	Long	Jun 2017	75,241,030	75,345,000	103,970
U.S. Treasury Long Bond Futures	99	Long	Jun 2017	14,918,212	14,933,531	15,319
10-Year U.S. Treasury Note Futures	220	Short	Jun 2017	(27,327,771)	(27,403,750)	(75,979)
10-Year U.S. Treasury Ultra Bond Futures	413	Short	Jun 2017	(54,984,653)	(55,296,828)	(312,175)
						($207,150)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

268

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PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
PLN	2,896,044	USD	713,021	Citibank N.A.	5/19/2017	$16,925	-	$16,925
PLN	5,353,956	USD	1,313,129	JPMorgan Chase Bank N.A.	5/19/2017	36,331	-	36,331
USD	1,679,004	MXN	36,630,000	Bank of America, N.A.	4/12/2017	-	($275,025)	(275,025)
USD	1,502,465	MXN	32,765,000	UBS AG	4/12/2017	-	(245,385)	(245,385)
USD	1,126,017	MXN	22,410,000	Bank of America, N.A.	6/16/2017	-	(57,665)	(57,665)
USD	1,127,320	MXN	22,410,000	HSBC Bank USA	6/16/2017	-	(56,362)	(56,362)
USD	2,036,283	PLN	8,250,000	Barclays Bank PLC	5/19/2017	-	(43,124)	(43,124)
						$53,256	($677,561)	($624,305)

269

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PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

WRITTEN OPTIONS

Credit default swaptions

Description	Counterparty	Index	Buy/sell protection	Exercise price	Expiration date		Notional amount	Premium	Value
Calls
5-Year Credit Default Swap	Merrill Lynch, Pierce, Fenner & Smith	CDX.NA.IG.27	Sell	60.00	May 2017	USD	14,000,000	$18,200	($20,758)
Puts
5-Year Credit Default Swap	Merrill Lynch, Pierce, Fenner & Smith	CDX.NA.IG.27	Buy	60.00	May 2017	USD	14,000,000	35,000	(22,573)
								$53,200	($43,331)

270

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PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

SWAPS

Credit default swaps - Seller

Counterparty	Reference obligation	Implied Credit spread and/or credit rating at 3-31-17	Notional amount	Currency	USD Notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Goldman Sachs	CMBX.NA.A.9	2.713%	299,362	USD	$299,362	2.000%	Quarterly	Sep 2058	($15,307)	$881	($14,426)
Goldman Sachs	CMBX.NA.A.9	2.713%	284,865	USD	284,865	2.000%	Quarterly	Sep 2058	(13,504)	(223)	(13,727)
Goldman Sachs	CMBX.NA.A.9	2.713%	284,931	USD	284,931	2.000%	Quarterly	Sep 2058	(10,812)	(2,918)	(13,730)
					$869,158				($39,623)	($2,260)	($41,883)

271

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PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Derivatives currency abbreviations

MXN	Mexican Peso
PLN	Polish Zloty
USD	United States Dollar

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

272

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PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Real Estate Securities Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 99.7%
Information technology - 0.5%
IT services - 0.5%
IT consulting & other services - 0.5%
InterXion Holding NV (I)	51,735	$2,046,636
Real estate - 99.2%
Equity real estate investment trusts - 99.2%
Diversified REITs - 5.3%
BGP Holdings PLC (I)	194,291	3,316
Empire State Realty Trust, Inc., Class A	278,784	5,754,102
Lexington Realty Trust	250,900	2,503,982
STORE Capital Corp.	69,918	1,669,642
VEREIT, Inc.	1,210,078	10,273,562
		20,204,604
Health care REITs - 12.1%
HCP, Inc.	227,004	7,100,685
Healthcare Trust of America, Inc., Class A	318,886	10,032,154
Sabra Health Care REIT, Inc.	170,112	4,751,228
Welltower, Inc.	348,568	24,685,586
		46,569,653
Hotel and resort REITs - 6.5%
DiamondRock Hospitality Company	505,026	5,631,040
Host Hotels & Resorts, Inc.	526,181	9,818,537
LaSalle Hotel Properties	139,401	4,035,659
Sunstone Hotel Investors, Inc.	362,642	5,559,302
		25,044,538
Industrial REITs - 8.6%
EastGroup Properties, Inc.	68,812	5,059,746
Prologis, Inc.	384,283	19,936,602
Rexford Industrial Realty, Inc.	357,910	8,060,133
		33,056,481
Office REITs - 13.6%
Alexandria Real Estate Equities, Inc.	130,456	14,417,997
Corporate Office Properties Trust	163,524	5,412,644
Hudson Pacific Properties, Inc.	329,690	11,420,462
Piedmont Office Realty Trust, Inc., Class A	196,276	4,196,381
Vornado Realty Trust	166,501	16,701,715
		52,149,199
Residential REITs - 16.7%
American Homes 4 Rent, Class A	264,375	6,070,050
Apartment Investment & Management Company, Class A	158,161	7,014,440
AvalonBay Communities, Inc.	91,664	16,829,510
Camden Property Trust	75,694	6,090,339
Equity LifeStyle Properties, Inc.	62,210	4,793,903
Essex Property Trust, Inc.	82,657	19,137,575
Invitation Homes, Inc. (I)	203,269	4,437,362
		64,373,179
Retail REITs - 19.7%
Agree Realty Corp.	139,035	6,668,119
Brixmor Property Group, Inc.	396,685	8,512,860
GGP, Inc.	661,564	15,335,054
Kimco Realty Corp.	377,968	8,349,313

Real Estate Securities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate (continued)
Equity real estate investment trusts (continued)
Pennsylvania Real Estate Investment Trust	246,207	$3,727,574
Retail Properties of America, Inc., Class A	339,049	4,889,087
Simon Property Group, Inc.	122,418	21,059,569
Urban Edge Properties	267,543	7,036,381
		75,577,957
Specialized REITs - 16.7%
CoreSite Realty Corp.	83,599	7,528,090
CubeSmart	216,571	5,622,183
DuPont Fabros Technology, Inc.	187,258	9,286,124
Equinix, Inc.	29,159	11,674,389
Four Corners Property Trust, Inc.	244,747	5,587,574
Gaming and Leisure Properties, Inc.	204,625	6,838,568
Public Storage	81,242	17,784,686
		64,321,614
TOTAL COMMON STOCKS (Cost $379,603,788)		$383,343,861

SHORT-TERM INVESTMENTS - 0.2%
Repurchase agreement - 0.2%
Repurchase Agreement with State Street Corp. dated 03/31/2017 at 0.220% to be repurchased at $784,014 on 04/03/2017, collateralized by $805,000 U.S. Treasury Notes, 1.875% due 03/31/2022 (valued at $801,981, including interest)	$784,000	784,000
TOTAL SHORT-TERM INVESTMENTS (Cost $784,000)		$784,000
Total Investments (Real Estate Securities Trust) (Cost $380,387,788) - 99.9%		$384,127,861
Other assets and liabilities, net - 0.1%		379,191
TOTAL NET ASSETS - 100.0%		$384,507,052

Security Abbreviations and Legend

REIT	Real Estate Investment Trust
(I)	Non-income producing security.

273

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Science & Technology Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 91.2%
Consumer discretionary - 17.4%
Automobiles - 0.5%
Tesla, Inc. (I)(L)	9,873	$2,747,656
Household durables - 0.8%
Garmin, Ltd.	89,282	4,563,203
Internet and direct marketing retail - 12.7%
Amazon.com, Inc. (I)	45,905	40,696,619
Ctrip.com International, Ltd., ADR (I)	87,365	4,293,990
Flipkart, Ltd. (I)(R)	490	49,211
Netflix, Inc. (I)	32,040	4,735,832
The Priceline Group, Inc. (I)	10,337	18,399,550
Vipshop Holdings, Ltd., ADR (I)	148,495	1,980,923
Zalando SE (I)	76,241	3,081,451
		73,237,576
Media - 3.4%
Liberty Global PLC LiLAC, Series C (I)	25,507	587,681
Liberty Global PLC, Series C (I)	258,817	9,068,948
News Corp., Class A	352,200	4,578,600
The Walt Disney Company	23,800	2,698,682
Twenty-First Century Fox, Inc., Class A	83,800	2,714,282
		19,648,193
		100,196,628
Health care - 2.1%
Biotechnology - 0.4%
Grifols SA, ADR (L)	108,600	2,049,825
Health care equipment and supplies - 1.2%
Intuitive Surgical, Inc. (I)	4,400	3,372,468
Smith & Nephew PLC	213,815	3,255,503
		6,627,971
Health care technology - 0.3%
Veeva Systems, Inc., Class A (I)	36,295	1,861,208
Life sciences tools and services - 0.2%
Agilent Technologies, Inc.	26,100	1,379,907
		11,918,911
Industrials - 1.3%
Aerospace and defense - 0.5%
The Boeing Company	18,300	3,236,538
Commercial services and supplies - 0.3%
Stericycle, Inc. (I)	20,400	1,690,956
Electrical equipment - 0.5%
Sensata Technologies Holding NV (I)	67,300	2,938,991
		7,866,485
Information technology - 69.4%
Communications equipment - 1.9%
Cisco Systems, Inc.	213,100	7,202,780
Juniper Networks, Inc.	9,970	277,465
Palo Alto Networks, Inc. (I)	28,725	3,236,733
		10,716,978

Science & Technology Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Electronic equipment, instruments and components - 1.8%
CDW Corp.	51,315	$2,961,389
Cognex Corp.	9,150	768,143
Corning, Inc.	121,720	3,286,440
TE Connectivity, Ltd.	39,500	2,944,725
Tech Data Corp. (I)	1,560	146,484
		10,107,181
Internet software and services - 13.0%
58.com, Inc., ADR (I)(L)	261,887	9,268,181
Alibaba Group Holding, Ltd., ADR (I)	3,165	341,282
Alphabet, Inc., Class A (I)	5,942	5,037,628
Alphabet, Inc., Class C (I)	11,260	9,340,846
Angie’s List, Inc. (I)	70,419	401,388
Baidu, Inc., ADR (I)	19,350	3,338,262
Dropbox, Inc., Class B (I)(R)	7,441	81,405
Facebook, Inc., Class A (I)	180,950	25,703,948
MercadoLibre, Inc.	11,923	2,521,357
MuleSoft, Inc., Class A (I)	3,765	91,602
NetEase, Inc., ADR	2,401	681,884
Quotient Technology, Inc. (I)	38,522	367,885
Tencent Holdings, Ltd.	188,500	5,430,591
VeriSign, Inc. (I)(L)	26,711	2,326,795
Yahoo!, Inc. (I)	216,000	10,024,560
		74,957,614
IT services - 8.2%
Automatic Data Processing, Inc.	17,563	1,798,276
Booz Allen Hamilton Holding Corp.	28,665	1,014,454
Computer Sciences Corp.	69,780	4,815,518
CSRA, Inc.	6,365	186,431
Fidelity National Information Services, Inc.	40,640	3,235,757
First Data Corp., Class A (I)	9,000	139,500
Fiserv, Inc. (I)	14,870	1,714,660
Global Payments, Inc.	46,150	3,723,382
Mastercard, Inc., Class A	44,289	4,981,184
Paychex, Inc.	15,855	933,860
PayPal Holdings, Inc. (I)	96,800	4,164,336
Sabre Corp.	221,900	4,702,061
Square, Inc., Class A (I)	318,600	5,505,408
Total System Services, Inc.	27,545	1,472,556
Vantiv, Inc., Class A (I)	52,695	3,378,803
Visa, Inc., Class A	58,915	5,235,776
		47,001,962
Semiconductors and semiconductor equipment - 16.7%
Analog Devices, Inc.	18,580	1,522,631
Applied Materials, Inc.	199,010	7,741,489
Broadcom, Ltd.	40,423	8,851,020
Cypress Semiconductor Corp. (L)	374,575	5,154,152
Infineon Technologies AG	162,426	3,324,425
KLA-Tencor Corp.	54,694	5,199,759
Lam Research Corp.	42,663	5,476,223
Marvell Technology Group, Ltd.	175,780	2,682,403
Maxim Integrated Products, Inc.	21,275	956,524
Microchip Technology, Inc.	78,805	5,814,233

274

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Micron Technology, Inc. (I)	366,595	$10,594,596
Microsemi Corp. (I)	46,805	2,411,862
NVIDIA Corp.	30,815	3,356,678
NXP Semiconductors NV (I)	134,560	13,926,953
QUALCOMM, Inc.	201,000	11,525,340
Skyworks Solutions, Inc.	36,825	3,608,114
STR Holdings, Inc. (I)	65,100	13,476
Teradyne, Inc.	57,885	1,800,224
Texas Instruments, Inc.	14,740	1,187,454
Tokyo Electron, Ltd.	10,000	1,094,763
		96,242,319
Software - 19.5%
Activision Blizzard, Inc.	34,010	1,695,739
Adobe Systems, Inc. (I)	56,113	7,301,985
Atlassian Corp. PLC, Class A (I)	52,200	1,563,390
Dell Technologies, Inc., Class V (I)	621	39,794
Electronic Arts, Inc. (I)	32,921	2,947,088
Fortinet, Inc. (I)	27,527	1,055,660
Intuit, Inc.	89,383	10,367,534
Microsoft Corp.	501,250	33,012,325
Paycom Software, Inc. (I)(L)	83,480	4,800,935
Proofpoint, Inc. (I)	60,648	4,509,785
Red Hat, Inc. (I)	201,429	17,423,609
salesforce.com, Inc. (I)	136,813	11,285,704
ServiceNow, Inc. (I)	91,045	7,963,706
Snap, Inc., Class A (I)(L)	75,600	1,703,268
Tableau Software, Inc., Class A (I)	77,255	3,827,985
Workday, Inc., Class A (I)	20,305	1,691,000
Zendesk, Inc. (I)	44,780	1,255,631
		112,445,138
Technology hardware, storage and peripherals - 8.3%
Apple, Inc.	162,955	23,410,115
Hewlett Packard Enterprise Company	100,195	2,374,622
HP, Inc.	98,185	1,755,548
NetApp, Inc.	146,810	6,143,999
Pure Storage, Inc., Class A (I)	73,266	720,205
Quanta Computer, Inc.	603,000	1,226,017
Samsung Electronics Company, Ltd.	3,814	7,019,341
Western Digital Corp.	59,555	4,915,074
		47,564,921
		399,036,113
Real estate - 0.6%
Equity real estate investment trusts - 0.6%
Equinix, Inc.	8,500	3,403,145
Telecommunication services - 0.4%
Wireless telecommunication services - 0.4%
SoftBank Group Corp.	34,400	2,439,480
TOTAL COMMON STOCKS (Cost $436,946,407)		$524,860,762

Science & Technology Trust (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES - 0.6%
Consumer discretionary - 0.1%
Internet and direct marketing retail - 0.1%
Flipkart, Ltd., Series A (I)(R)	168	$16,872
Flipkart, Ltd., Series C (I)(R)	295	29,627
Flipkart, Ltd., Series E (I)(R)	549	55,136
Flipkart, Ltd., Series G (I)(R)	3,152	316,555
		418,190
		418,190
Information technology - 0.5%
Internet software and services - 0.4%
Airbnb, Inc., Series E (I)(R)	8,624	905,520
Dropbox, Inc., Series A (I)(R)	9,241	101,097
Dropbox, Inc., Series A1 (I)(R)	89,006	973,726
Xiaoju Kuaizhi, Inc. (I)(R)	9,513	363,654
		2,343,997
Software - 0.1%
Cloudera, Inc., Series F (I)(R)	21,227	435,154
		2,779,151
TOTAL PREFERRED SECURITIES (Cost $2,754,715)		$3,197,341

CORPORATE BONDS - 0.3%
Information technology - 0.3%
Western Digital Corp. 10.500%, 04/01/2024	$1,378,000	1,622,595
TOTAL CORPORATE BONDS (Cost $1,362,940)		$1,622,595

SECURITIES LENDING COLLATERAL - 3.4%
John Hancock Collateral Trust, 0.9609% (W)(Y)	1,971,782	19,730,438
TOTAL SECURITIES LENDING COLLATERAL (Cost $19,730,830)		$19,730,438

SHORT-TERM INVESTMENTS - 8.8%
Money market funds - 6.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.6179% (Y)	815,192	815,192
T. Rowe Price Government Money Fund, 0.6618% (Y)	34,706,749	34,706,749
		35,521,941
Repurchase agreement - 2.6%
Repurchase Agreement with State Street Corp. dated 03/31/2017 at 0.220% to be repurchased at $14,891,273 on 04/03/2017, collateralized by $15,250,000 U.S. Treasury Notes, 1.875% due 03/31/2022 (valued at $15,192,813, including interest)	$14,891,000	14,891,000

275

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)

SHORT-TERM INVESTMENTS (continued)
TOTAL SHORT-TERM INVESTMENTS (Cost $50,412,941)	$50,412,941
Total Investments (Science & Technology Trust) (Cost $511,207,833) - 104.3%	$599,824,077
Other assets and liabilities, net - (4.3%)	(24,663,516)
TOTAL NET ASSETS - 100.0%	$575,160,561

Security Abbreviations and Legend

ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 3-31-17. The value of securities on loan amounted to $19,023,393.
(R)	Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund’s investments.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 3-31-17.

276

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 94.5%
U.S. Government - 27.1%
U.S. Treasury Notes
0.625%, 04/30/2018	$2,430,000	$2,417,281
0.750%, 03/31/2018	5,015,000	4,998,155
0.875%, 01/31/2018 (L)	13,395,000	13,376,153
0.875%, 07/15/2018	10,745,000	10,707,638
1.000%, 03/15/2019	6,680,000	6,645,297
1.125%, 06/30/2021	4,598,000	4,464,552
1.250%, 12/31/2018 to 03/31/2021	11,145,000	11,007,611
1.375%, 09/30/2020	4,515,000	4,469,498
1.625%, 06/30/2020	23,175,000	23,192,196
1.750%, 11/30/2021	5,035,000	5,001,759
		86,280,140
U.S. Government Agency - 67.4%
Federal Agricultural Mortgage Corp.
0.970%, 07/26/2019	9,580,000	9,468,824
1.675%, 02/24/2020	5,240,000	5,243,689
1.750%, 06/15/2020	5,215,000	5,216,278
2.000%, 01/15/2021	11,620,000	11,665,399
5.125%, 04/19/2017 (S)	7,758,000	7,773,314
Federal Farm Credit Bank
0.900%, 12/26/2017	2,890,000	2,890,003
1.080%, 07/05/2019	6,255,000	6,196,697
1.160%, 11/01/2019	8,270,000	8,187,945
1.290%, 07/13/2020	5,210,000	5,121,664
1.440%, 08/16/2021	6,720,000	6,546,947
1.680%, 04/05/2021	6,110,000	5,933,537
Federal Home Loan Bank
1.125%, 10/11/2019	6,255,000	6,182,730
1.150%, 06/22/2018	6,790,000	6,785,566
1.550%, 10/26/2020	5,825,000	5,737,771
1.700%, 04/26/2021	6,250,000	6,079,263
2.000%, 03/30/2021	4,695,000	4,676,089
Federal Home Loan Mortgage Corp.
1.000%, 05/25/2018	6,265,000	6,250,346
1.150%, 09/14/2018	8,255,000	8,240,570
1.250%, 07/26/2019	5,210,000	5,177,854
1.300%, 08/23/2019	8,400,000	8,350,692
3.000%, 07/01/2030 to 11/01/2030	4,303,707	4,427,550
5.500%, 07/01/2040	2,053,501	2,338,418
7.000%, 04/01/2018 to 04/01/2032	1,322	1,482
Federal National Mortgage Association
1.125%, 07/20/2018	2,400,000	2,398,375
1.250%, 08/23/2019	8,255,000	8,208,351
1.375%, 02/26/2021	3,550,000	3,486,711
2.500%, 10/01/2027	2,031,090	2,059,255
3.000%, 03/01/2028 to 03/01/2031	25,651,242	26,401,473
3.500%, 12/01/2025	1,096,578	1,143,808
5.500%, 03/01/2035 to 08/01/2040	1,755,046	1,961,576
6.500%, 01/01/2039	881,115	1,011,552

Short Term Government Income Trust (continued)

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
7.000%, 08/01/2025 to 01/01/2029	$2,254	$2,589
7.500%, 01/01/2031	655	778
8.000%, 10/01/2024 to 01/01/2031	1,665	1,957
Government National Mortgage Association 7.500%, 01/15/2027 to 03/15/2027	353	409
Tennessee Valley Authority
1.750%, 10/15/2018	5,005,000	5,043,213
3.875%, 02/15/2021	14,155,000	15,214,289
4.500%, 04/01/2018	8,509,000	8,787,891
		214,214,855
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $302,403,664)		$300,494,995

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.0%
U.S. Government Agency - 4.0%
Federal Home Loan Mortgage Corp.
Series 4482, Class MA, 2.000%, 04/15/2031	1,009,390	1,014,539
Series K017, Class X1 IO, 1.365%, 12/25/2021	24,640,685	1,292,769
Series K018, Class X1 IO, 1.389%, 01/25/2022	4,589,075	244,631
Series K022, Class X1 IO, 1.265%, 07/25/2022	11,939,743	653,189
Series K026, Class X1 IO, 1.027%, 11/25/2022	5,649,586	265,609
Series K030, Class X1 IO, 0.214%, 04/25/2023	146,308,579	1,633,813
Series K038, Class X1 IO, 1.186%, 03/25/2024	8,602,261	568,265
Series K704, Class X1 IO, 1.964%, 08/25/2018	17,585,311	351,562
Series K706, Class X1 IO, 1.547%, 10/25/2018	5,697,924	113,591
Series K707, Class X1 IO, 1.526%, 12/25/2018	4,766,978	99,195
Series K709, Class X1 IO, 1.515%, 03/25/2019	6,323,225	153,780
Series K710, Class X1 IO, 1.757%, 05/25/2019	4,925,967	143,468
Series K711, Class X1 IO, 1.691%, 07/25/2019	7,508,975	224,188
Series K718, Class X1 IO, 0.647%, 01/25/2022	20,993,172	544,815
Federal National Mortgage Association
Series 2013-100, Class CA, 4.000%, 03/25/2039	2,221,489	2,314,916

277

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2014-28, Class BD, 3.500%, 08/25/2043	$1,525,214	$1,591,268
Government National Mortgage Association
Series 2012-114, Class IO, 0.822%, 01/16/2053	3,113,309	177,782
Series 2017-20, Class IO, 0.750%, 12/16/2058	4,954,477	352,118
Series 2017-3, Class IO, 0.907%, 09/16/2058	4,553,684	361,239
Series 2017-41, Class IO, 0.792%, 07/16/2058	3,386,351	255,082
Series 2017-46, Class IO, 0.619%, 04/16/2058	3,690,000	254,919
		12,610,738
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,540,969)		$12,610,738

SECURITIES LENDING COLLATERAL - 3.8%
John Hancock Collateral Trust, 0.9609% (W)(Y)	1,224,540	12,253,240
TOTAL SECURITIES LENDING COLLATERAL (Cost $12,253,311)		$12,253,240

SHORT-TERM INVESTMENTS - 1.2%
U.S. Government Agency - 1.0%
Federal Agricultural Mortgage Corp. Discount Note 0.500%, 04/03/2017*	$297,000	297,000
Federal Home Loan Bank Discount Note 0.323%, 04/03/2017*	2,953,000	2,952,947
		3,249,947
Repurchase agreement - 0.2%
Barclays Tri-Party Repurchase Agreement dated 03/31/2017 at 0.770% to be repurchased at $207,013 on 04/03/2017, collateralized by $206,800 U.S. Treasury Bonds, 3.130% due 08/15/2044 (valued at $211,237, including interest)	207,000	207,000
Repurchase Agreement with State Street Corp. dated 03/31/2017 at 0.220% to be repurchased at $355,007 on 04/03/2017, collateralized by $305,000 U.S. Treasury Inflation Indexed Notes, 2.625% due 07/15/2017 (valued at $364,148, including interest)	355,000	355,000
		562,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,811,939)		$3,811,947
Total Investments (Short Term Government Income Trust) (Cost $331,009,883) - 103.5%		$329,170,920
Other assets and liabilities, net - (3.5%)		(11,117,473)
TOTAL NET ASSETS - 100.0%		$318,053,447

Security Abbreviations and Legend

IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
(L)	A portion of this security is on loan as of 3-31-17. The value of securities on loan amounted to $12,002,258.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 3-31-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

278

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Growth Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 97.4%
Consumer discretionary - 12.6%
Auto components - 0.7%
Fox Factory Holding Corp. (I)	100,685	$2,889,660
Hotels, restaurants and leisure - 6.9%
ClubCorp Holdings, Inc.	119,549	1,918,761
Hyatt Hotels Corp., Class A (I)	69,712	3,763,049
Marriott Vacations Worldwide Corp.	42,324	4,229,437
Panera Bread Company, Class A (I)(L)	30,237	7,918,163
Planet Fitness, Inc., Class A	270,052	5,203,902
Wingstop, Inc. (L)	134,649	3,807,874
		26,841,186
Household durables - 0.8%
iRobot Corp. (I)	44,542	2,946,008
Specialty retail - 1.2%
Five Below, Inc. (I)	31,591	1,368,206
Monro Muffler Brake, Inc. (L)	60,240	3,138,504
		4,506,710
Textiles, apparel and luxury goods - 3.0%
Kate Spade & Company (I)	127,555	2,963,103
Oxford Industries, Inc.	33,449	1,915,290
Steven Madden, Ltd. (I)	88,377	3,406,933
Wolverine World Wide, Inc.	131,187	3,275,739
		11,561,065
		48,744,629
Consumer staples - 1.5%
Beverages - 0.8%
MGP Ingredients, Inc.	59,239	3,212,531
Food products - 0.7%
Calavo Growers, Inc. (L)	42,683	2,586,590
		5,799,121
Energy - 2.7%
Oil, gas and consumable fuels - 2.7%
Centennial Resource Development, Inc. (I)	13,559	217,320
Centennial Resource Development, Inc., Class A (I)(L)	152,421	2,778,635
QEP Resources, Inc. (I)	212,406	2,699,680
Resolute Energy Corp. (I)(L)	38,474	1,554,350
WPX Energy, Inc. (I)	232,765	3,116,723
		10,366,708
		10,366,708
Financials - 8.0%
Banks - 5.5%
FNB Corp.	187,610	2,789,761
MB Financial, Inc.	127,856	5,474,794
Sterling Bancorp	252,337	5,980,387
United Community Banks, Inc.	102,824	2,847,197
Western Alliance Bancorp (I)	82,393	4,044,672
		21,136,811
Capital markets - 1.0%
Financial Engines, Inc.	32,356	1,409,104

Small Cap Growth Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Capital markets (continued)
WisdomTree Investments, Inc. (L)	287,014	$2,606,087
		4,015,191
Insurance - 0.7%
Assurant, Inc.	27,185	2,600,789
Mortgage real estate investment trusts - 0.8%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	153,918	3,109,144
		30,861,935
Health care - 18.2%
Biotechnology - 8.1%
Aimmune Therapeutics, Inc. (I)	15,400	334,642
Alder Biopharmaceuticals, Inc. (I)	80,146	1,667,037
Bluebird Bio, Inc. (I)	31,023	2,819,991
Blueprint Medicines Corp. (I)	42,860	1,713,971
Coherus Biosciences, Inc. (I)(L)	39,619	837,942
Five Prime Therapeutics, Inc. (I)	55,999	2,024,364
Galapagos NV, ADR (I)	44,988	3,877,516
Global Blood Therapeutics, Inc. (I)(L)	74,402	2,741,714
Ionis Pharmaceuticals, Inc. (I)	48,851	1,963,810
Ironwood Pharmaceuticals, Inc. (I)	120,164	2,049,998
Otonomy, Inc. (I)	101,993	1,249,414
Portola Pharmaceuticals, Inc. (I)	46,542	1,823,981
Spark Therapeutics, Inc. (I)(L)	25,341	1,351,689
TESARO, Inc. (I)(L)	30,438	4,683,495
Ultragenyx Pharmaceutical, Inc. (I)(L)	34,374	2,329,870
		31,469,434
Health care equipment and supplies - 6.8%
ABIOMED, Inc. (I)	16,899	2,115,755
Align Technology, Inc. (I)	63,032	7,230,401
DexCom, Inc. (I)	34,313	2,907,340
Inogen, Inc. (I)	36,521	2,832,569
Insulet Corp. (I)	143,075	6,165,102
Nevro Corp. (I)	53,709	5,032,533
		26,283,700
Health care providers and services - 1.0%
Acadia Healthcare Company, Inc. (I)	92,146	4,017,566
Health care technology - 1.2%
Veeva Systems, Inc., Class A (I)	94,884	4,865,652
Pharmaceuticals - 1.1%
Aerie Pharmaceuticals, Inc. (I)	90,192	4,090,207
		70,726,559
Industrials - 17.5%
Aerospace and defense - 1.3%
Astronics Corp. (I)	65,262	2,070,763
HEICO Corp., Class A	37,427	2,807,025
		4,877,788
Airlines - 0.9%
Spirit Airlines, Inc. (I)	62,870	3,336,511

279

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Building products - 2.9%
Advanced Drainage Systems, Inc.	203,076	$4,447,364
Masonite International Corp. (I)	83,501	6,617,454
		11,064,818
Commercial services and supplies - 1.5%
Casella Waste Systems, Inc., Class A (I)	187,120	2,640,263
Clean Harbors, Inc. (I)	58,095	3,231,244
		5,871,507
Electrical equipment - 0.7%
Regal Beloit Corp.	36,625	2,770,681
Machinery - 4.8%
Altra Industrial Motion Corp.	159,125	6,197,919
Milacron Holdings Corp. (I)	221,286	4,118,132
Rexnord Corp. (I)	136,408	3,148,297
The Middleby Corp. (I)	39,181	5,346,247
		18,810,595
Professional services - 0.6%
WageWorks, Inc. (I)	33,329	2,409,687
Road and rail - 2.4%
Knight Transportation, Inc.	179,110	5,615,099
Swift Transportation Company (I)	189,522	3,892,782
		9,507,881
Trading companies and distributors - 2.4%
Applied Industrial Technologies, Inc.	52,489	3,246,445
Beacon Roofing Supply, Inc. (I)	60,980	2,997,777
WESCO International, Inc. (I)	44,524	3,096,644
		9,340,866
		67,990,334
Information technology - 29.9%
Communications equipment - 2.4%
Arista Networks, Inc. (I)	41,895	5,541,452
Infinera Corp. (I)	139,482	1,426,901
Oclaro, Inc. (I)	254,846	2,502,588
		9,470,941
Electronic equipment, instruments and components - 2.9%
Coherent, Inc. (I)	13,817	2,841,328
II-VI, Inc. (I)	83,748	3,019,115
Itron, Inc. (I)	42,030	2,551,221
Zebra Technologies Corp., Class A (I)	30,209	2,756,571
		11,168,235
Internet software and services - 8.6%
2U, Inc. (I)(L)	90,778	3,600,255
CoStar Group, Inc. (I)	16,013	3,318,214
Envestnet, Inc. (I)	30,909	998,361
Five9, Inc. (I)	136,345	2,244,239
GoDaddy, Inc., Class A (I)(L)	77,923	2,953,282
Just Eat PLC (I)	273,446	1,936,750
Mimecast, Ltd. (I)	117,075	2,621,309
Nutanix, Inc. (I)	87,010	1,632,308

Small Cap Growth Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Internet software and services (continued)
Stamps.com, Inc. (I)(L)	31,505	$3,728,617
The Trade Desk, Inc., Class A (I)(L)	44,291	1,649,840
Twilio, Inc., Class A (I)(L)	68,350	1,973,265
Wix.com, Ltd. (I)	61,849	4,199,547
Zillow Group, Inc., Class C (I)(L)	73,584	2,477,573
		33,333,560
IT services - 3.1%
Blackhawk Network Holdings, Inc. (I)	76,729	3,115,197
EPAM Systems, Inc. (I)	37,207	2,809,873
Virtusa Corp. (I)	97,934	2,959,565
WEX, Inc. (I)	31,823	3,293,681
		12,178,316
Semiconductors and semiconductor equipment - 7.2%
Advanced Micro Devices, Inc. (I)(L)	178,836	2,602,064
Cavium, Inc. (I)	51,532	3,692,783
Entegris, Inc. (I)	149,614	3,500,968
Impinj, Inc. (I)(L)	89,520	2,709,770
MACOM Technology Solutions Holdings, Inc. (I)	77,519	3,744,168
MaxLinear, Inc. (I)	130,063	3,648,267
MKS Instruments, Inc.	23,193	1,594,519
Tower Semiconductor, Ltd. (I)(L)	272,240	6,275,132
		27,767,671
Software - 5.7%
BroadSoft, Inc. (I)	41,857	1,682,651
Fair Isaac Corp.	47,168	6,082,313
Guidewire Software, Inc. (I)	33,211	1,870,776
HubSpot, Inc. (I)	72,862	4,411,794
Proofpoint, Inc. (I)	36,950	2,747,602
Telogis, Inc. (I)(R)	473,646	1,364,101
The Ultimate Software Group, Inc. (I)	19,172	3,742,566
		21,901,803
		115,820,526
Materials - 3.6%
Chemicals - 2.9%
Ingevity Corp. (I)	75,966	4,622,531
Platform Specialty Products Corp. (I)	521,632	6,791,649
		11,414,180
Paper and forest products - 0.7%
KapStone Paper and Packaging Corp.	113,269	2,616,514
		14,030,694
Real estate - 3.4%
Equity real estate investment trusts - 2.2%
CoreSite Realty Corp.	51,928	4,676,116
LaSalle Hotel Properties	132,439	3,834,109
		8,510,225
Real estate management and development - 1.2%
Kennedy-Wilson Holdings, Inc.	205,853	4,569,937

280

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate (continued)
		$13,080,162
TOTAL COMMON STOCKS (Cost $321,592,811)		$377,420,668

PREFERRED SECURITIES - 2.8%
Consumer discretionary - 0.2%
Diversified consumer services - 0.2%
The Honest Company, Inc. (I)(R)	26,954	900,803
Information technology - 2.6%
Electronic equipment, instruments and components - 0.6%
Veracode, Inc. (I)(R)	65,609	2,396,697
Software - 2.0%
Cloudera, Inc., Series F (I)(R)	79,228	1,624,174
DraftKings, Inc., Series D (I)(R)	100,673	271,817
DraftKings, Inc., Series D1 (I)(R)	90,109	293,755
MarkLogic Corp., Series F (I)(R)	153,423	1,422,231
Telogis, Inc. (I)(R)	645,027	2,554,307
Zuora, Inc., Series F (I)(R)	403,708	1,469,497
		7,635,781
		10,032,478
TOTAL PREFERRED SECURITIES (Cost $9,568,660)		$10,933,281

SECURITIES LENDING COLLATERAL - 10.6%
John Hancock Collateral Trust, 0.9609% (W)(Y)	4,110,738	41,133,693
TOTAL SECURITIES LENDING COLLATERAL (Cost $41,135,223)		$41,133,693

SHORT-TERM INVESTMENTS - 0.4%
Repurchase agreement - 0.4%
Societe Generale SA Tri-Party Repurchase Agreement dated 03/31/2017 at 0.780% to be repurchased at $1,500,098 on 04/03/2017, collateralized by $1,536,500 U.S. Treasury Notes, 1.880% due 03/31/2022 (valued at $1,530,018, including interest)	$1,500,000	1,500,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,500,000)		$1,500,000
Total Investments (Small Cap Growth Trust) (Cost $373,796,694) - 111.2%		$430,987,642
Other assets and liabilities, net - (11.2%)		(43,383,945)
TOTAL NET ASSETS - 100.0%		$387,603,697

Security Abbreviations an Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 3-31-17. The value of securities on loan amounted to $40,074,230.
(R)	Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund’s investments.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The investment represents the investment of securities lending collateral and the rate shown is the annualized seven-day yield as of March 31, 2017.

281

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 96.3%
Consumer discretionary - 11.8%
Auto components - 1.2%
American Axle & Manufacturing Holdings, Inc. (I)	21,880	$410,906
Cooper Tire & Rubber Company	15,397	682,857
Cooper-Standard Holding, Inc. (I)	4,166	462,134
Dana, Inc.	42,237	815,596
Dorman Products, Inc. (I)	7,468	613,347
Fox Factory Holding Corp. (I)	6,477	185,890
Gentherm, Inc. (I)	10,615	416,639
Horizon Global Corp. (I)	5,478	76,035
LCI Industries	6,679	666,564
Metaldyne Performance Group, Inc.	4,635	105,910
Modine Manufacturing Company (I)	13,819	168,592
Motorcar Parts of America, Inc. (I)	5,535	170,091
Spartan Motors, Inc.	9,449	75,592
Standard Motor Products, Inc.	6,074	298,476
Stoneridge, Inc. (I)	8,125	147,388
Strattec Security Corp.	1,117	31,053
Superior Industries International, Inc.	7,239	183,509
Tenneco, Inc.	15,964	996,473
Tower International, Inc.	6,081	164,795
		6,671,847
Automobiles - 0.0%
Winnebago Industries, Inc.	7,585	221,861
Distributors - 0.1%
Core-Mark Holding Company, Inc.	13,023	406,187
Weyco Group, Inc.	1,927	54,110
		460,297
Diversified consumer services - 0.9%
American Public Education, Inc. (I)	4,588	105,065
Ascent Capital Group, Inc., Class A (I)	3,064	43,294
Bridgepoint Education, Inc. (I)	5,282	56,359
Bright Horizons Family Solutions, Inc. (I)	12,234	886,843
Capella Education Company	3,175	269,954
Career Education Corp. (I)	19,323	168,110
Carriage Services, Inc.	4,379	118,758
Chegg, Inc. (I)(L)	23,380	197,327
Collectors Universe, Inc.	2,377	62,040
DeVry Education Group, Inc.	17,706	627,678
Grand Canyon Education, Inc. (I)	12,749	912,956
Houghton Mifflin Harcourt Company (I)	35,849	363,867
K12, Inc. (I)	9,644	184,683
Regis Corp. (I)	10,832	126,951
Sotheby’s (I)	13,963	635,037
Strayer Education, Inc.	3,009	242,194
Weight Watchers International, Inc. (I)	8,403	130,835
		5,131,951
Hotels, restaurants and leisure - 3.0%
Belmond, Ltd., Class A (I)	23,671	286,419
Biglari Holdings, Inc. (I)	290	125,274
BJ’s Restaurants, Inc. (I)	6,743	272,417
Bloomin’ Brands, Inc.	29,735	586,672
Bob Evans Farms, Inc.	5,620	364,569
Bojangles’, Inc. (I)(L)	3,132	64,206

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Boyd Gaming Corp. (I)	23,477	$516,729
Buffalo Wild Wings, Inc. (I)	5,366	819,657
Caesars Acquisition Company, Class A (I)	13,729	211,427
Caesars Entertainment Corp. (I)(L)	16,399	156,610
Carrols Restaurant Group, Inc. (I)	9,931	140,524
Century Casinos, Inc. (I)	6,717	50,781
Churchill Downs, Inc.	3,804	604,265
Chuy’s Holdings, Inc. (I)	4,723	140,745
ClubCorp Holdings, Inc.	18,724	300,520
Cracker Barrel Old Country Store, Inc. (L)	5,379	856,606
Dave & Buster’s Entertainment, Inc. (I)	10,715	654,579
Del Frisco’s Restaurant Group, Inc. (I)	7,123	128,570
Del Taco Restaurants, Inc. (I)	6,537	86,681
Denny’s Corp. (I)	21,673	268,095
DineEquity, Inc.	4,951	269,433
El Pollo Loco Holdings, Inc. (I)(L)	5,934	70,911
Eldorado Resorts, Inc. (I)	8,254	156,207
Fiesta Restaurant Group, Inc. (I)	7,805	188,881
ILG, Inc.	32,286	676,715
International Speedway Corp., Class A	7,701	284,552
Intrawest Resorts Holdings, Inc. (I)	4,867	121,724
Isle of Capri Casinos, Inc. (I)	7,138	188,158
J Alexander’s Holdings, Inc. (I)	4,351	43,728
Jack in the Box, Inc.	9,186	934,400
Jamba, Inc. (I)(L)	4,633	41,929
La Quinta Holdings, Inc. (I)	24,379	329,604
Lindblad Expeditions Holdings, Inc. (I)	5,422	48,581
Marriott Vacations Worldwide Corp.	6,301	629,659
Monarch Casino & Resort, Inc. (I)	3,525	104,129
Nathan’s Famous, Inc. (I)	899	56,322
Papa John’s International, Inc.	7,648	612,146
Penn National Gaming, Inc. (I)	21,792	401,627
Pinnacle Entertainment, Inc. (I)	15,703	306,523
Planet Fitness, Inc., Class A	7,529	145,084
Potbelly Corp. (I)	7,760	107,864
Red Lion Hotels Corp. (I)	4,475	31,549
Red Robin Gourmet Burgers, Inc. (I)	3,771	220,415
Red Rock Resorts, Inc., Class A	8,759	194,275
Ruby Tuesday, Inc. (I)	19,728	55,436
Ruth’s Hospitality Group, Inc.	9,477	190,014
Scientific Games Corp., Class A (I)	14,975	354,159
SeaWorld Entertainment, Inc.	19,016	347,422
Shake Shack, Inc., Class A (I)(L)	4,630	154,642
Sonic Corp.	12,830	325,369
Speedway Motorsports, Inc.	3,637	68,521
Texas Roadhouse, Inc.	18,679	831,776
The Cheesecake Factory, Inc.	12,729	806,509
The Habit Restaurants, Inc., Class A (I)(L)	4,156	73,561
The Marcus Corp.	5,441	174,656
Wingstop, Inc. (L)	4,663	131,870
Zoe’s Kitchen, Inc. (I)(L)	5,615	103,878
		16,417,575
Household durables - 1.3%
AV Homes, Inc. (I)(L)	3,716	61,128

282

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Household durables (continued)
Bassett Furniture Industries, Inc.	3,000	$80,700
Beazer Homes USA, Inc. (I)	9,587	116,290
Cavco Industries, Inc. (I)	2,408	280,291
Century Communities, Inc. (I)	4,683	118,948
CSS Industries, Inc.	2,905	75,298
Ethan Allen Interiors, Inc.	7,089	217,278
Flexsteel Industries, Inc.	1,963	98,935
GoPro, Inc., Class A (I)(L)	29,103	253,196
Green Brick Partners, Inc. (I)	6,668	66,347
Helen of Troy, Ltd. (I)	7,913	745,405
Hooker Furniture Corp.	3,343	103,800
Hovnanian Enterprises, Inc., Class A (I)	36,681	83,266
Installed Building Products, Inc. (I)	5,589	294,820
iRobot Corp. (I)	7,606	503,061
KB Home	23,630	469,764
La-Z-Boy, Inc.	13,914	375,678
LGI Homes, Inc. (I)(L)	4,474	151,713
Libbey, Inc.	6,932	101,069
Lifetime Brands, Inc.	3,395	68,240
M/I Homes, Inc. (I)	6,776	166,012
MDC Holdings, Inc.	11,518	346,116
Meritage Homes Corp. (I)	10,863	399,758
NACCO Industries, Inc., Class A	1,051	73,360
Taylor Morrison Home Corp., Class A (I)	8,793	187,467
The New Home Company, Inc. (I)(L)	4,327	45,260
TopBuild, Corp. (I)	10,900	512,300
TRI Pointe Group, Inc. (I)	42,480	532,699
Universal Electronics, Inc. (I)	4,070	278,795
William Lyon Homes, Class A (I)	7,111	146,629
ZAGG, Inc. (I)	8,279	59,609
		7,013,232
Internet and direct marketing retail - 0.5%
1-800-Flowers.com, Inc., Class A (I)	7,479	76,286
Duluth Holdings, Inc., Class B (I)	2,679	57,036
Etsy, Inc. (I)	30,006	318,964
FTD Companies, Inc. (I)	5,176	104,245
HSN, Inc.	8,989	333,492
Lands’ End, Inc. (I)(L)	4,248	91,120
Liberty TripAdvisor Holdings, Inc., Class A (I)	20,916	294,916
Nutrisystem, Inc.	8,218	456,099
Overstock.com, Inc. (I)	3,737	64,276
PetMed Express, Inc. (L)	5,873	118,282
Shutterfly, Inc. (I)	9,798	473,145
Wayfair, Inc., Class A (I)(L)	8,983	363,722
		2,751,583
Leisure products - 0.2%
Acushnet Holdings Corp. (I)	6,832	118,057
American Outdoor Brands Corp. (I)(L)	15,611	309,254
Callaway Golf Company	27,142	300,462
Johnson Outdoors, Inc., Class A	1,520	55,480
Malibu Boats, Inc., Class A (I)	5,659	127,045
Nautilus, Inc. (I)	9,012	164,469

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Leisure products (continued)
Sturm Ruger & Company, Inc. (L)	5,283	$282,905
		1,357,672
Media - 1.5%
AMC Entertainment Holdings, Inc., Class A	8,212	258,267
Central European Media Enterprises, Ltd., Class A (I)(L)	22,663	70,255
Daily Journal Corp. (I)(L)	374	80,144
Entercom Communications Corp., Class A (L)	8,329	119,105
Entravision Communications Corp., Class A	20,655	128,061
Eros International PLC (I)(L)	8,262	85,099
Gannett Company, Inc.	33,996	284,886
Global Eagle Entertainment, Inc. (I)	14,342	45,751
Gray Television, Inc. (I)	18,829	273,021
IMAX Corp. (I)	16,546	562,564
Liberty Braves Group, Class A (I)	3,210	76,847
Liberty Braves Group, Class C (I)	9,286	219,614
Liberty Media Corp., Series A (I)	6,443	210,686
Liberty Media Corp., Series C (I)(L)	12,885	440,023
Loral Space & Communications, Inc. (I)	3,961	156,063
MDC Partners, Inc., Class A	15,319	143,999
Media General, Inc. (I)	29,399	8,732
Meredith Corp.	10,633	686,892
MSG Networks, Inc., Class A (I)	17,060	398,351
National CineMedia, Inc.	17,849	225,433
New Media Investment Group, Inc.	13,214	187,771
Nexstar Media Group, Inc.	12,419	871,193
Reading International, Inc., Class A (I)	5,533	85,983
Scholastic Corp.	7,707	328,087
Sinclair Broadcast Group, Inc., Class A	18,941	767,111
The EW Scripps Company, Class A (I)	17,211	403,426
The New York Times Company, Class A	35,576	512,294
Time, Inc.	29,224	565,484
tronc, Inc. (I)(L)	8,308	115,647
World Wrestling Entertainment, Inc., Class A (L)	10,376	230,555
		8,541,344
Multiline retail - 0.2%
Big Lots, Inc. (L)	12,541	610,496
Fred’s, Inc., Class A (L)	10,386	136,057
Ollie’s Bargain Outlet Holdings, Inc. (I)	5,775	193,463
Tuesday Morning Corp. (I)	14,052	52,695
		992,711
Specialty retail - 2.2%
Aaron’s, Inc.	18,536	551,261
Abercrombie & Fitch Company, Class A (L)	19,838	236,667
America’s Car-Mart, Inc. (I)(L)	2,273	82,851
American Eagle Outfitters, Inc.	47,252	662,946
Asbury Automotive Group, Inc. (I)	5,716	343,532
Ascena Retail Group, Inc. (I)	50,336	214,431

283

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Specialty retail (continued)
At Home Group, Inc. (I)(L)	2,565	$38,885
Barnes & Noble Education, Inc. (I)	11,876	113,891
Barnes & Noble, Inc.	18,320	169,460
Big 5 Sporting Goods Corp. (L)	4,982	75,228
Boot Barn Holdings, Inc. (I)(L)	4,146	41,004
Build-A-Bear Workshop, Inc. (I)	4,060	35,931
Caleres, Inc.	12,136	320,633
Camping World Holdings, Inc., Class A	3,509	113,130
Chico’s FAS, Inc.	36,977	525,073
Citi Trends, Inc.	4,450	75,650
Conn’s, Inc. (I)(L)	6,221	54,434
Destination XL Group, Inc. (I)	13,022	37,113
DSW, Inc., Class A	19,075	394,471
Express, Inc. (I)	21,549	196,311
Five Below, Inc. (I)	15,224	659,351
Francesca’s Holdings Corp. (I)	11,074	169,986
Genesco, Inc. (I)	5,850	324,383
GNC Holdings, Inc., Class A (L)	20,151	148,311
Group 1 Automotive, Inc.	5,904	437,368
Guess?, Inc.	17,658	196,887
Haverty Furniture Companies, Inc.	5,578	135,824
Hibbett Sports, Inc. (I)	6,525	192,488
Kirkland’s, Inc. (I)	4,697	58,243
Lithia Motors, Inc., Class A	6,736	576,938
Lumber Liquidators Holdings, Inc. (I)(L)	7,824	164,226
MarineMax, Inc. (I)	7,378	159,734
Monro Muffler Brake, Inc.	8,947	466,139
Office Depot, Inc.	157,846	736,352
Party City Holdco, Inc. (I)(L)	8,181	114,943
Pier 1 Imports, Inc.	23,841	170,702
Rent-A-Center, Inc. (L)	15,714	139,383
RH (I)(L)	11,172	516,817
Select Comfort Corp. (I)	13,332	330,500
Shoe Carnival, Inc.	4,088	100,442
Sonic Automotive, Inc., Class A	8,082	162,044
Sportsman’s Warehouse Holdings, Inc. (I)	7,805	37,308
Tailored Brands, Inc.	14,026	209,548
The Buckle, Inc. (L)	8,466	157,468
The Cato Corp., Class A	7,514	165,007
The Children’s Place, Inc.	5,249	630,142
The Finish Line, Inc., Class A	12,094	172,098
Tile Shop Holdings, Inc.	9,561	184,049
Tilly’s, Inc., Class A	3,221	29,053
Vitamin Shoppe, Inc. (I)	7,097	143,005
West Marine, Inc. (I)	6,149	58,661
Winmark Corp.	681	76,953
Zumiez, Inc. (I)	5,499	100,632
		12,207,887
Textiles, apparel and luxury goods - 0.7%
Columbia Sportswear Company	7,571	444,796
Crocs, Inc. (I)	22,156	156,643
Culp, Inc.	3,117	97,250
Deckers Outdoor Corp. (I)	9,200	549,516
Delta Apparel, Inc. (I)	2,027	35,736

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Textiles, apparel and luxury goods (continued)
Fossil Group, Inc. (I)(L)	12,125	$211,581
G-III Apparel Group, Ltd. (I)	12,311	269,488
Iconix Brand Group, Inc. (I)	13,224	99,444
Movado Group, Inc.	4,692	117,065
Oxford Industries, Inc.	4,332	248,050
Perry Ellis International, Inc. (I)	3,651	78,423
Sequential Brands Group, Inc. (I)(L)	11,761	45,750
Steven Madden, Ltd. (I)	17,447	672,582
Superior Uniform Group, Inc.	2,372	44,119
Unifi, Inc. (I)	4,692	133,206
Vera Bradley, Inc. (I)	6,459	60,133
Wolverine World Wide, Inc.	27,445	685,302
		3,949,084
		65,717,044
Consumer staples - 2.8%
Beverages - 0.2%
Coca-Cola Bottling Company Consolidated	1,354	278,951
Craft Brew Alliance, Inc. (I)	3,775	50,396
MGP Ingredients, Inc.	3,588	194,577
National Beverage Corp.	3,383	285,965
Primo Water Corp. (I)	6,213	84,373
The Boston Beer Company, Inc., Class A (I)(L)	2,482	359,021
		1,253,283
Food and staples retailing - 0.5%
Ingles Markets, Inc., Class A	4,016	173,290
Natural Grocers by Vitamin Cottage, Inc. (I)	3,126	32,479
Performance Food Group Company (I)	10,609	252,494
PriceSmart, Inc.	5,724	527,753
Smart & Final Stores, Inc. (I)	7,032	85,087
SpartanNash Company	10,431	364,981
SUPERVALU, Inc. (I)	76,206	294,155
The Andersons, Inc.	7,638	289,480
The Chefs’ Warehouse, Inc. (I)	5,702	79,258
United Natural Foods, Inc. (I)	14,106	609,802
Village Super Market, Inc., Class A	2,026	53,689
Weis Markets, Inc.	2,671	159,325
		2,921,793
Food products - 1.3%
AdvancePierre Foods Holdings, Inc.	6,269	195,405
Amplify Snack Brands, Inc. (I)(L)	8,347	70,115
B&G Foods, Inc.	18,519	745,390
Cal-Maine Foods, Inc. (L)	8,822	324,650
Calavo Growers, Inc.	4,380	265,428
Darling Ingredients, Inc. (I)	46,813	679,725
Dean Foods Company	25,870	508,604
Farmer Brothers Company (I)	2,308	81,588
Fresh Del Monte Produce, Inc.	8,975	531,589
Freshpet, Inc. (I)(L)	6,817	74,987
Inventure Foods, Inc. (I)	5,914	26,140
J&J Snack Foods Corp.	4,253	576,537

284

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples (continued)
Food products (continued)
John B. Sanfilippo & Son, Inc.	2,477	$181,292
Lancaster Colony Corp.	5,283	680,662
Landec Corp. (I)	8,523	102,276
Limoneira Company	3,472	72,600
Omega Protein Corp.	6,200	124,310
Sanderson Farms, Inc.	5,623	583,892
Seaboard Corp.	75	312,710
Seneca Foods Corp., Class A (I)	1,975	71,298
Snyder’s-Lance, Inc.	22,787	918,544
Tootsie Roll Industries, Inc. (L)	5,087	190,006
		7,317,748
Household products - 0.3%
Central Garden & Pet Company (I)(L)	3,276	121,441
Central Garden & Pet Company, Class A (I)	9,066	314,772
HRG Group, Inc. (I)	33,830	653,596
Oil-Dri Corp. of America	1,481	55,197
Orchids Paper Products Company (L)	2,975	71,400
WD-40 Company	3,995	435,255
		1,651,661
Personal products - 0.3%
Avon Products, Inc. (I)	125,544	552,394
elf Beauty, Inc. (I)(L)	2,902	83,578
Inter Parfums, Inc.	5,188	189,621
Medifast, Inc.	3,054	135,506
Natural Health Trends Corp.	2,185	63,147
Nutraceutical International Corp.	2,661	82,890
Revlon, Inc., Class A (I)	3,646	101,541
Synutra International, Inc. (I)	6,778	40,329
USANA Health Sciences, Inc. (I)	3,029	174,470
		1,423,476
Tobacco - 0.2%
Alliance One International, Inc. (I)	2,627	33,757
Universal Corp.	6,337	448,343
Vector Group, Ltd.	26,414	549,411
		1,031,511
		15,599,472
Energy - 3.2%
Energy equipment and services - 1.0%
Archrock, Inc.	19,960	247,504
Atwood Oceanics, Inc. (I)(L)	17,533	167,089
Bristow Group, Inc.	9,851	149,834
CARBO Ceramics, Inc. (I)(L)	6,493	84,669
Dawson Geophysical Company (I)	6,689	37,191
Era Group, Inc. (I)	5,704	75,635
Exterran Corp. (I)	9,046	284,497
Fairmount Santrol Holdings, Inc. (I)	25,803	189,136
Forum Energy Technologies, Inc. (I)	16,958	351,031
Geospace Technologies Corp. (I)	3,787	61,463
Helix Energy Solutions Group, Inc. (I)	32,361	251,445
Hornbeck Offshore Services, Inc. (I)(L)	9,275	41,088
Independence Contract Drilling, Inc. (I)	9,371	51,634

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Energy equipment and services (continued)
Mammoth Energy Partners LP (I)	2,327	$50,054
Matrix Service Company (I)	7,957	131,291
McDermott International, Inc. (I)	68,381	461,572
Natural Gas Services Group, Inc. (I)	3,780	98,469
Newpark Resources, Inc. (I)	24,131	195,461
Oil States International, Inc. (I)	14,413	477,791
Parker Drilling Company (I)	34,387	60,177
PHI, Inc. (I)	3,522	42,194
Pioneer Energy Services Corp. (I)	22,264	89,056
RigNet, Inc. (I)	3,600	77,220
SEACOR Holdings, Inc. (I)	4,534	313,707
Seadrill, Ltd. (I)(L)	108,131	178,416
Smart Sand, Inc. (I)	3,385	55,006
Tesco Corp. (I)	14,386	115,807
TETRA Technologies, Inc. (I)	27,450	111,722
U.S. Silica Holdings, Inc.	21,096	1,012,397
Unit Corp. (I)	14,430	348,629
Willbros Group, Inc. (I)	12,951	35,486
		5,846,671
Oil, gas and consumable fuels - 2.2%
Abraxas Petroleum Corp. (I)	35,541	71,793
Alon USA Energy, Inc.	9,666	117,829
Ardmore Shipping Corp.	8,947	72,023
Bill Barrett Corp. (I)	14,158	64,419
California Resources Corp. (I)(L)	9,252	139,150
Callon Petroleum Company (I)	41,389	544,679
Carrizo Oil & Gas, Inc. (I)	17,682	506,766
Clayton Williams Energy, Inc. (I)(L)	1,698	224,272
Clean Energy Fuels Corp. (I)	28,764	73,348
Cobalt International Energy, Inc. (I)	127,189	67,843
Contango Oil & Gas Company (I)	7,152	52,353
CVR Energy, Inc. (L)	4,514	90,641
Delek US Holdings, Inc.	17,594	427,006
Denbury Resources, Inc. (I)	100,794	260,049
DHT Holdings, Inc.	27,353	122,268
Dorian LPG, Ltd. (I)	7,018	73,900
Eclipse Resources Corp. (I)	17,173	43,619
EP Energy Corp., Class A (I)(L)	11,117	52,806
Evolution Petroleum Corp.	7,441	59,528
Frontline, Ltd. (L)	19,579	131,962
GasLog, Ltd. (L)	11,688	179,411
Gener8 Maritime, Inc. (I)	12,106	68,641
Golar LNG, Ltd. (L)	27,154	758,411
Green Plains, Inc.	10,237	253,366
International Seaways, Inc. (I)	4,533	86,671
Jones Energy, Inc., Class A (I)(L)	18,235	46,499
Matador Resources Company (I)(L)	23,716	564,204
Navios Maritime Acquisition Corp.	26,592	45,738
Nordic American Tankers, Ltd. (L)	28,221	230,848
Northern Oil and Gas, Inc. (I)(L)	14,433	37,526
Oasis Petroleum, Inc. (I)	66,359	946,279
Overseas Shipholding Group, Inc., Class A (I)	11,577	44,687
Pacific Ethanol, Inc. (I)	8,038	55,060

285

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Oil, gas and consumable fuels (continued)
Panhandle Oil and Gas, Inc., Class A	4,484	$86,093
Par Pacific Holdings, Inc. (I)(L)	9,071	149,581
PDC Energy, Inc. (I)	15,911	992,051
Renewable Energy Group, Inc. (I)	11,666	121,910
REX American Resources Corp. (I)	1,622	146,775
Ring Energy, Inc. (I)	12,152	131,485
RSP Permian, Inc. (I)	27,892	1,155,566
Sanchez Energy Corp. (I)(L)	16,132	153,899
Scorpio Tankers, Inc.	47,641	211,526
SemGroup Corp., Class A	18,799	676,764
Ship Finance International, Ltd. (L)	16,607	244,123
SRC Energy, Inc. (I)(L)	53,288	449,751
Teekay Corp. (L)	14,487	132,556
Teekay Tankers, Ltd., Class A	34,927	71,600
Western Refining, Inc.	22,896	802,963
Westmoreland Coal Company (I)	5,086	73,849
		12,114,087
		17,960,758
Financials - 18.6%
Banks - 11.0%
1st Source Corp.	4,418	207,425
Access National Corp. (L)	2,461	73,879
ACNB Corp.	2,036	58,739
Allegiance Bancshares, Inc. (I)	3,486	129,679
American National Bankshares, Inc.	2,691	100,240
Ameris Bancorp	9,771	450,443
Ames National Corp.	2,877	88,036
Arrow Financial Corp.	3,344	113,362
Atlantic Capital Bancshares, Inc. (I)	5,157	97,725
Banc of California, Inc. (L)	13,927	288,289
BancFirst Corp.	2,131	191,577
Banco Latinoamericano de Comercio Exterior SA	8,603	238,647
BancorpSouth, Inc.	24,342	736,346
Bank of Marin Bancorp	1,896	122,008
Bank of the Ozarks, Inc.	25,133	1,307,167
Bankwell Financial Group, Inc.	2,063	70,947
Banner Corp.	8,506	473,274
Bar Harbor Bankshares	4,878	161,364
Berkshire Hills Bancorp, Inc.	9,103	328,163
Blue Hills Bancorp, Inc.	7,491	133,714
BNC Bancorp	11,637	407,877
Boston Private Financial Holdings, Inc.	23,042	377,889
Bridge Bancorp, Inc.	5,404	189,140
Brookline Bancorp, Inc.	20,024	313,376
Bryn Mawr Bank Corp.	4,836	191,022
C&F Financial Corp.	1,174	54,356
Camden National Corp.	4,454	196,154
Capital Bank Financial Corp., Class A	6,690	290,346
Capital City Bank Group, Inc.	3,494	74,737
Cardinal Financial Corp.	8,913	266,855
Carolina Financial Corp.	2,931	87,930
Cascade Bancorp (I)	9,369	72,235
Cathay General Bancorp	20,990	790,903

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
CenterState Banks, Inc.	12,908	$334,317
Central Pacific Financial Corp.	8,381	255,956
Central Valley Community Bancorp	2,683	55,002
Chemical Financial Corp.	18,526	947,605
Citizens & Northern Corp.	4,133	96,216
City Holding Company	4,002	258,049
CNB Financial Corp.	4,416	105,498
CoBiz Financial, Inc.	11,145	187,236
Codorus Valley Bancorp, Inc.	2,574	66,692
Columbia Banking System, Inc.	16,480	642,555
Community Bank Systems, Inc.	12,021	660,915
Community Trust Bancorp, Inc.	4,362	199,562
ConnectOne Bancorp, Inc.	8,305	201,396
County Bancorp, Inc.	1,855	53,906
CU Bancorp (I)	4,784	189,686
Customers Bancorp, Inc. (I)	6,813	214,814
CVB Financial Corp.	28,829	636,833
Eagle Bancorp, Inc. (I)	8,691	518,853
Enterprise Financial Services Corp.	5,389	228,494
Equity Bancshares, Inc., Class A (I)	1,663	52,834
Farmers Capital Bank Corp.	2,378	96,071
Farmers National Banc Corp.	8,065	115,733
FB Financial Corp. (I)	2,192	77,509
FCB Financial Holdings, Inc., Class A (I)	8,388	415,625
Fidelity Southern Corp.	6,290	140,770
Financial Institutions, Inc.	4,317	142,245
First BanCorp (I)	33,754	190,710
First Bancorp (NC)	5,895	172,665
First Bancorp, Inc.	3,372	91,887
First Busey Corp.	8,634	253,840
First Business Financial Services, Inc.	2,589	67,210
First Citizens BancShares, Inc., Class A	2,108	706,960
First Commonwealth Financial Corp.	24,586	326,010
First Community Bancshares, Inc.	4,513	112,690
First Connecticut Bancorp, Inc.	4,843	120,106
First Financial Bancorp	17,524	481,034
First Financial Bankshares, Inc. (L)	18,066	724,447
First Financial Corp.	2,981	141,598
First Financial Northwest, Inc.	2,322	41,030
First Foundation, Inc. (I)	8,158	126,531
First Internet Bancorp	1,734	51,153
First Interstate BancSystem, Inc., Class A	5,739	227,551
First Merchants Corp.	11,639	457,645
First Mid-Illinois Bancshares, Inc.	2,345	79,355
First Midwest Bancorp, Inc.	22,836	540,756
First Northwest Bancorp (I)	3,543	54,917
Flushing Financial Corp.	7,650	205,556
FNB Corp.	89,420	1,329,675
Franklin Financial Network, Inc. (I)	3,411	132,176
Fulton Financial Corp.	48,205	860,459
German American Bancorp, Inc.	4,104	194,283
Glacier Bancorp, Inc.	21,590	732,549
Great Southern Bancorp, Inc.	3,305	166,903
Great Western Bancorp, Inc.	16,520	700,613
Green Bancorp, Inc. (I)	6,611	117,676

286

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
Guaranty Bancorp	5,378	$130,954
Hancock Holding Company	21,707	988,754
Hanmi Financial Corp.	8,781	270,016
HarborOne Bancorp, Inc. (I)	4,388	83,328
Heartland Financial USA, Inc.	6,472	323,276
Heritage Commerce Corp.	7,993	112,701
Heritage Financial Corp.	8,535	211,241
Heritage Oaks Bancorp	7,707	102,888
Hilltop Holdings, Inc.	20,995	576,733
Home BancShares, Inc.	34,273	927,770
HomeTrust Bancshares, Inc. (I)	5,262	123,657
Hope Bancorp, Inc.	36,551	700,683
Horizon Bancorp	5,725	150,110
IBERIABANK Corp.	12,519	990,253
Independent Bank Corp. (MA)	7,320	475,800
Independent Bank Corp. (MI)	6,001	124,221
Independent Bank Group, Inc.	3,116	200,359
International Bancshares Corp.	15,545	550,293
Investors Bancorp, Inc.	82,668	1,188,766
Lakeland Bancorp, Inc.	11,118	217,913
Lakeland Financial Corp.	6,696	288,732
LCNB Corp.	2,880	68,688
LegacyTexas Financial Group, Inc.	12,545	500,546
Live Oak Bancshares, Inc. (L)	5,934	128,471
Macatawa Bank Corp.	7,778	76,847
MainSource Financial Group, Inc.	6,609	217,634
MB Financial, Inc.	21,294	911,809
MBT Financial Corp.	5,608	63,651
Mercantile Bank Corp.	4,764	163,882
Merchants Bancshares, Inc.	1,796	87,465
Middleburg Financial Corp.	1,449	58,018
MidWestOne Financial Group, Inc.	2,564	87,920
MutualFirst Financial, Inc.	1,732	54,645
National Bank Holdings Corp., Class A	6,663	216,548
National Bankshares, Inc. (L)	2,111	79,268
National Commerce Corp. (I)	2,542	93,037
NBT Bancorp, Inc.	12,091	448,213
Nicolet Bankshares, Inc. (I)	2,371	112,243
Northrim BanCorp, Inc.	2,260	67,913
OFG Bancorp (L)	12,506	147,571
Old Line Bancshares, Inc.	2,787	79,374
Old National Bancorp	37,772	655,344
Old Second Bancorp, Inc.	9,010	101,363
Opus Bank	5,297	106,735
Orrstown Financial Services, Inc.	2,472	55,249
Pacific Continental Corp.	6,280	153,860
Pacific Premier Bancorp, Inc. (I)	7,669	295,640
Park National Corp.	3,738	393,238
Park Sterling Corp.	15,111	186,016
Peapack Gladstone Financial Corp.	4,686	138,659
Penns Woods Bancorp, Inc. (L)	1,716	74,560
People’s Utah Bancorp	3,804	100,616
Peoples Bancorp, Inc.	4,758	150,638
Peoples Financial Services Corp. (L)	2,003	83,725
Pinnacle Financial Partners, Inc.	12,158	807,899

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
Preferred Bank	3,472	$186,308
Premier Financial Bancorp, Inc.	2,966	62,375
PrivateBancorp, Inc.	22,114	1,312,908
Prosperity Bancshares, Inc.	18,760	1,307,760
QCR Holdings, Inc.	3,450	146,108
Renasant Corp.	11,653	462,508
Republic Bancorp, Inc., Class A	2,469	84,909
Republic First Bancorp, Inc. (I)	15,209	126,235
S&T Bancorp, Inc.	9,685	335,101
Sandy Spring Bancorp, Inc.	6,555	268,689
Seacoast Banking Corp. of Florida (I)	8,608	206,420
ServisFirst Bancshares, Inc.	13,070	475,487
Shore Bancshares, Inc.	4,243	70,901
Sierra Bancorp	3,717	101,957
Simmons First National Corp., Class A	8,401	463,315
South State Corp.	6,709	599,449
Southern First Bancshares, Inc. (I)	1,733	56,582
Southern National Bancorp of Virginia, Inc.	3,610	61,117
Southside Bancshares, Inc.	7,286	244,591
Southwest Bancorp, Inc.	5,414	141,576
State Bank Financial Corp.	10,007	261,383
Sterling Bancorp	35,720	846,564
Stock Yards Bancorp, Inc.	5,851	237,843
Stonegate Bank	3,589	169,006
Suffolk Bancorp	3,383	136,707
Summit Financial Group, Inc. (L)	2,513	54,130
Sun Bancorp, Inc.	3,465	84,546
Texas Capital Bancshares, Inc. (I)	14,111	1,177,563
The Bancorp, Inc. (I)	16,496	84,130
The Bank of NT Butterfield & Son, Ltd.	3,264	104,154
The First of Long Island Corp.	6,387	172,768
Tompkins Financial Corp.	3,972	319,945
Towne Bank	15,506	502,394
TriCo Bancshares	5,910	209,982
TriState Capital Holdings, Inc. (I)	6,456	150,748
Triumph Bancorp, Inc. (I)	4,753	122,627
Trustmark Corp.	18,958	602,675
UMB Financial Corp.	12,549	945,065
Umpqua Holdings Corp.	62,357	1,106,213
Union Bankshares Corp.	12,458	438,272
United Bankshares, Inc. (L)	18,528	782,808
United Community Banks, Inc.	19,883	550,560
Univest Corp. of Pennsylvania	7,067	183,035
Valley National Bancorp	69,668	822,082
Veritex Holdings, Inc. (I)	2,481	69,766
Washington Trust Bancorp, Inc.	4,196	206,863
WashingtonFirst Bankshare, Inc.	2,921	81,788
Webster Financial Corp.	25,599	1,280,974
WesBanco, Inc.	11,420	435,216
West Bancorporation, Inc.	5,183	118,950
Westamerica Bancorporation (L)	7,049	393,546
Wintrust Financial Corp.	14,402	995,466

287

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
Xenith Bankshares, Inc. (I)	2,327	$59,036
		61,113,035
Capital markets - 1.4%
Arlington Asset Investment Corp., Class A (L)	6,341	89,598
Associated Capital Group, Inc., Class A	1,303	47,103
BGC Partners, Inc., Class A	62,155	706,081
Cohen & Steers, Inc.	6,052	241,898
Cowen Group, Inc., Class A (I)(L)	7,691	114,980
Diamond Hill Investment Group, Inc.	887	172,566
Evercore Partners, Inc., Class A	11,045	860,406
Financial Engines, Inc. (L)	15,317	667,055
GAIN Capital Holdings, Inc.	11,028	91,863
GAMCO Investors, Inc., Class A	1,503	44,474
Greenhill & Company, Inc.	7,941	232,671
Houlihan Lokey, Inc.	3,570	122,987
INTL. FCStone, Inc. (I)	4,400	167,024
Investment Technology Group, Inc.	9,593	194,258
Janus Capital Group, Inc.	40,984	540,989
KCG Holdings, Inc., Class A (I)	14,937	266,327
Ladenburg Thalmann Financial Services, Inc. (I)	29,652	73,537
Moelis & Company, Class A	5,407	208,170
OM Asset Management PLC	11,699	176,889
Oppenheimer Holdings, Inc., Class A	3,283	56,139
Piper Jaffray Companies	4,075	260,189
PJT Partners, Inc., Class A	4,951	173,731
Pzena Investment Management, Inc., Class A	4,847	47,694
Safeguard Scientifics, Inc. (I)	6,675	84,773
Stifel Financial Corp. (I)	18,209	913,910
Virtu Financial, Inc., Class A	7,592	129,064
Virtus Investment Partners, Inc.	1,329	140,741
Waddell & Reed Financial, Inc., Class A (L)	22,871	388,807
Westwood Holdings Group, Inc.	2,342	125,086
Wins Finance Holdings, Inc. (I)(L)	358	51,906
WisdomTree Investments, Inc. (L)	33,345	302,773
		7,693,689
Consumer finance - 0.5%
Encore Capital Group, Inc. (I)(L)	6,926	213,321
Enova International, Inc. (I)	8,101	120,300
EZCORP, Inc., Class A (I)	15,096	123,032
FirstCash, Inc.	13,537	665,344
Green Dot Corp., Class A (I)	12,069	402,622
LendingClub Corp. (I)	94,131	516,779
Nelnet, Inc., Class A	5,728	251,230
PRA Group, Inc. (I)	13,193	437,348
Regional Management Corp. (I)	2,999	58,271
World Acceptance Corp. (I)(L)	1,798	93,100
		2,881,347
Diversified financial services - 0.1%
FNFV Group (I)	18,911	250,571

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Diversified financial services (continued)
Marlin Business Services Corp.	2,523	$64,967
NewStar Financial, Inc.	6,658	70,442
On Deck Capital, Inc. (I)	14,888	75,036
PICO Holdings, Inc. (I)	6,861	96,054
Tiptree, Inc.	7,388	53,932
		611,002
Insurance - 2.3%
Ambac Financial Group, Inc. (I)	12,769	240,823
American Equity Investment Life Holding Company	24,599	581,274
AMERISAFE, Inc.	5,279	342,607
Argo Group International Holdings, Ltd.	7,972	540,502
Atlas Financial Holdings, Inc. (I)	3,380	46,137
Baldwin & Lyons, Inc., Class B	2,836	69,340
Blue Capital Reinsurance Holdings, Ltd.	2,035	39,276
Citizens, Inc. (I)(L)	14,163	105,231
CNO Financial Group, Inc.	50,657	1,038,469
Crawford & Company, Class B	3,487	34,975
Donegal Group, Inc., Class A	2,900	51,098
eHealth, Inc. (I)	5,436	65,449
EMC Insurance Group, Inc.	2,453	68,831
Employers Holdings, Inc.	8,952	339,728
Enstar Group, Ltd. (I)	3,047	582,891
FBL Financial Group, Inc., Class A	2,825	184,896
Federated National Holding Company	4,033	70,295
Fidelity & Guaranty Life	3,442	95,688
Genworth Financial, Inc., Class A (I)	143,672	591,929
Global Indemnity, Ltd. (I)	2,455	94,493
Greenlight Capital Re, Ltd., Class A (I)	8,448	186,701
Hallmark Financial Services, Inc. (I)	4,777	52,786
HCI Group, Inc. (L)	2,584	117,779
Heritage Insurance Holdings, Inc.	8,306	106,068
Horace Mann Educators Corp.	11,404	468,134
Independence Holding Company	2,418	44,975
Infinity Property & Casualty Corp.	3,025	288,888
Investors Title Company	426	67,372
James River Group Holdings, Ltd.	3,922	168,097
Kemper Corp.	11,289	450,431
Kinsale Capital Group, Inc.	1,888	60,492
Maiden Holdings, Ltd.	19,489	272,846
MBIA, Inc. (I)	37,334	316,219
National General Holdings Corp.	13,791	327,674
National Western Life Group, Inc., Class A	662	201,354
OneBeacon Insurance Group, Ltd., Class A	6,132	98,112
Primerica, Inc.	13,275	1,091,205
RLI Corp.	10,765	646,115
Safety Insurance Group, Inc.	3,935	275,844
Selective Insurance Group, Inc.	16,085	758,408
State Auto Financial Corp.	4,244	116,498
State National Companies, Inc.	9,084	130,810
Stewart Information Services Corp.	6,370	281,427
The Navigators Group, Inc.	6,317	343,013
Third Point Reinsurance, Ltd. (I)	19,017	230,106
Trupanion, Inc. (I)(L)	4,485	63,777

288

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Insurance (continued)
United Fire Group, Inc.	5,956	$254,738
United Insurance Holdings Corp.	5,447	86,880
Universal Insurance Holdings, Inc. (L)	9,247	226,552
WMIH Corp. (I)	58,360	84,622
		13,001,855
Mortgage real estate investment trusts - 1.0%
AG Mortgage Investment Trust, Inc.	8,190	147,830
Altisource Residential Corp.	15,347	234,042
Anworth Mortgage Asset Corp.	27,276	151,382
Apollo Commercial Real Estate Finance, Inc.	20,013	376,445
Ares Commercial Real Estate Corp.	8,386	112,205
ARMOUR Residential REIT, Inc.	10,343	234,890
Capstead Mortgage Corp.	25,608	269,908
CYS Investments, Inc.	42,336	336,571
Dynex Capital, Inc.	15,291	108,413
Great Ajax Corp.	4,857	63,384
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	12,675	256,035
Invesco Mortgage Capital, Inc.	31,624	487,642
Ladder Capital Corp.	11,317	163,417
MTGE Investment Corp.	13,006	217,851
New Residential Investment Corp.	68,373	1,160,974
New York Mortgage Trust, Inc.	31,986	197,354
Orchid Island Capital, Inc.	6,923	69,161
Owens Realty Mortgage, Inc.	3,129	55,696
PennyMac Mortgage Investment Trust	18,741	332,653
Redwood Trust, Inc.	21,344	354,524
Resource Capital Corp.	9,233	90,206
Western Asset Mortgage Capital Corp.	12,423	121,373
		5,541,956
Thrifts and mortgage finance - 2.3%
Astoria Financial Corp.	25,675	526,594
Bank Mutual Corp.	12,900	121,260
BankFinancial Corp.	5,208	75,620
Beneficial Bancorp, Inc. (I)	19,829	317,264
BofI Holding, Inc. (I)(L)	16,963	443,243
BSB Bancorp, Inc. (I)	2,838	80,174
Capitol Federal Financial, Inc.	34,992	511,933
Charter Financial Corp.	4,648	91,426
Clifton Bancorp, Inc.	6,704	108,538
Dime Community Bancshares, Inc.	9,543	193,723
ESSA Bancorp, Inc.	2,842	41,436
Essent Group, Ltd. (I)	20,961	758,159
EverBank Financial Corp.	28,840	561,803
Federal Agricultural Mortgage Corp., Class C	2,502	144,040
First Defiance Financial Corp.	2,556	126,548
Flagstar Bancorp, Inc. (I)	6,036	170,155
Hingham Institution for Savings	378	66,849
Home Bancorp, Inc.	2,065	69,694
HomeStreet, Inc. (I)	6,716	187,712
Impac Mortgage Holdings, Inc. (I)(L)	2,905	36,196
Kearny Financial Corp.	24,733	372,232

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Thrifts and mortgage finance (continued)
LendingTree, Inc. (I)	1,789	$224,251
Meridian Bancorp, Inc.	13,623	249,301
Meta Financial Group, Inc.	2,323	205,586
MGIC Investment Corp. (I)	97,012	982,732
Nationstar Mortgage Holdings, Inc. (I)	9,382	147,860
NMI Holdings, Inc., Class A (I)	14,375	163,875
Northfield Bancorp, Inc.	12,381	223,106
Northwest Bancshares, Inc.	26,583	447,658
OceanFirst Financial Corp.	7,418	209,002
Ocwen Financial Corp. (I)	29,779	162,891
Oritani Financial Corp.	11,449	194,633
PennyMac Financial Services, Inc., Class A (I)	4,022	68,575
PHH Corp. (I)	15,351	195,418
Provident Financial Services, Inc.	16,961	438,442
Radian Group, Inc.	60,982	1,095,237
SI Financial Group, Inc.	3,868	54,345
Southern Missouri Bancorp, Inc.	1,802	64,007
Territorial Bancorp, Inc.	2,518	78,486
TrustCo Bank Corp.	26,224	205,858
United Community Financial Corp.	13,397	111,731
United Financial Bancorp, Inc.	14,704	250,115
Walker & Dunlop, Inc. (I)	7,879	328,476
Washington Federal, Inc.	25,195	833,955
Waterstone Financial, Inc.	6,624	120,888
Western New England Bancorp, Inc.	8,174	85,827
WSFS Financial Corp.	8,152	374,584
		12,521,438
		103,364,322
Health care - 12.6%
Biotechnology - 4.7%
Acceleron Pharma, Inc. (I)	8,042	212,872
Achillion Pharmaceuticals, Inc. (I)	35,377	148,937
Acorda Therapeutics, Inc. (I)	12,657	265,797
Adamas Pharmaceuticals, Inc. (I)(L)	5,413	94,728
Aduro Biotech, Inc. (I)	10,864	116,788
Advaxis, Inc. (I)(L)	10,308	84,216
Aevi Genomic Medicine, Inc. (I)	8,882	16,521
Agenus, Inc. (I)(L)	21,432	80,799
Aimmune Therapeutics, Inc. (I)(L)	7,711	167,560
Akebia Therapeutics, Inc. (I)	11,199	103,031
Alder Biopharmaceuticals, Inc. (I)(L)	13,560	282,048
AMAG Pharmaceuticals, Inc. (I)	10,007	225,658
Amicus Therapeutics, Inc. (I)(L)	41,483	295,774
Anavex Life Sciences Corp. (I)(L)	9,894	56,792
Ardelyx, Inc. (I)	9,311	117,784
Arena Pharmaceuticals, Inc. (I)	75,280	109,909
Array BioPharma, Inc. (I)	47,719	426,608
Arrowhead Pharmaceuticals, Inc. (I)(L)	22,828	42,232
Atara Biotherapeutics, Inc. (I)	7,200	147,960
Avexis, Inc. (I)(L)	1,681	127,806
Axovant Sciences, Ltd. (I)	7,127	106,477
Bellicum Pharmaceuticals, Inc. (I)(L)	6,182	76,286
BioCryst Pharmaceuticals, Inc. (I)	22,189	186,388

289

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Biotechnology (continued)
BioSpecifics Technologies Corp. (I)	1,545	$84,666
BioTime, Inc. (I)(L)	22,155	76,435
Bluebird Bio, Inc. (I)(L)	11,592	1,053,713
Blueprint Medicines Corp. (I)	5,855	234,141
Cara Therapeutics, Inc. (I)(L)	6,473	119,038
Celldex Therapeutics, Inc. (I)(L)	29,440	106,278
Cellular Biomedicine Group, Inc. (I)	3,910	46,138
ChemoCentryx, Inc. (I)	6,845	49,832
Chimerix, Inc. (I)	13,316	84,956
Cidara Therapeutics, Inc. (I)(L)	4,559	35,560
Clovis Oncology, Inc. (I)	9,068	577,360
Coherus Biosciences, Inc. (I)	8,503	179,838
Concert Pharmaceuticals, Inc. (I)	5,332	90,964
Curis, Inc. (I)	33,950	94,381
Cytokinetics, Inc. (I)	10,082	129,554
CytomX Therapeutics, Inc. (I)	6,070	104,829
Dyax Corp. (I)	34,339	84,131
Dynavax Technologies Corp. (I)(L)	12,112	72,066
Eagle Pharmaceuticals, Inc. (I)(L)	2,547	211,248
Edge Therapeutics, Inc. (I)	4,990	45,459
Editas Medicine, Inc. (I)(L)	2,124	47,408
Emergent BioSolutions, Inc. (I)	9,376	272,279
Enanta Pharmaceuticals, Inc. (I)	4,580	141,064
Epizyme, Inc. (I)(L)	11,694	200,552
Esperion Therapeutics, Inc. (I)(L)	4,565	161,190
Exact Sciences Corp. (I)(L)	30,229	714,009
Exelixis, Inc. (I)	64,658	1,401,139
FibroGen, Inc. (I)	15,151	373,472
Five Prime Therapeutics, Inc. (I)	7,747	280,054
Flexion Therapeutics, Inc. (I)	7,770	209,091
Foundation Medicine, Inc. (I)(L)	3,976	128,226
Genomic Health, Inc. (I)	5,520	173,825
Geron Corp. (I)(L)	46,483	105,516
Global Blood Therapeutics, Inc. (I)(L)	5,160	190,146
Halozyme Therapeutics, Inc. (I)(L)	31,467	407,812
Heron Therapeutics, Inc. (I)(L)	9,710	145,650
Idera Pharmaceuticals, Inc. (I)	32,159	79,433
Ignyta, Inc. (I)	9,321	80,161
ImmunoGen, Inc. (I)(L)	25,707	99,486
Immunomedics, Inc. (I)	28,928	187,164
Inovio Pharmaceuticals, Inc. (I)(L)	20,273	134,207
Insmed, Inc. (I)	18,168	318,122
Insys Therapeutics, Inc. (I)(L)	7,152	75,168
Invitae Corp. (I)(L)	8,610	95,227
Ironwood Pharmaceuticals, Inc. (I)	37,065	632,329
Karyopharm Therapeutics, Inc. (I)	7,909	101,552
Keryx Biopharmaceuticals, Inc. (I)(L)	23,040	141,926
Kite Pharma, Inc. (I)	11,244	882,542
La Jolla Pharmaceutical Company (I)	4,345	129,698
Lexicon Pharmaceuticals, Inc. (I)(L)	12,166	174,460
Ligand Pharmaceuticals, Inc. (I)(L)	5,411	572,700
Lion Biotechnologies, Inc. (I)	17,561	130,829
Loxo Oncology, Inc. (I)(L)	3,890	163,691
MacroGenics, Inc. (I)	9,536	177,370
MannKind Corp. (I)(L)	19,489	28,844

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Biotechnology (continued)
MediciNova, Inc. (I)(L)	8,885	$53,221
Merrimack Pharmaceuticals, Inc. (I)(L)	37,246	114,718
MiMedx Group, Inc. (I)(L)	29,529	281,411
Minerva Neurosciences, Inc. (I)	5,515	44,672
Momenta Pharmaceuticals, Inc. (I)	18,831	251,394
Myovant Sciences, Ltd. (I)(L)	3,652	42,874
Myriad Genetics, Inc. (I)(L)	19,462	373,670
Natera, Inc. (I)	7,547	66,942
NewLink Genetics Corp. (I)(L)	6,945	167,375
Novavax, Inc. (I)(L)	80,145	102,586
OncoMed Pharmaceuticals, Inc. (I)(L)	6,779	62,435
Ophthotech Corp. (I)(L)	9,487	34,722
Organovo Holdings, Inc. (I)(L)	27,996	89,027
Osiris Therapeutics, Inc. (I)(L)	6,542	31,402
Otonomy, Inc. (I)	7,659	93,823
PDL BioPharma, Inc.	50,389	114,383
Pfenex, Inc. (I)	5,637	32,751
PharmAthene, Inc.	18,507	15,018
Portola Pharmaceuticals, Inc. (I)	14,241	558,105
Progenics Pharmaceuticals, Inc. (I)(L)	20,272	191,368
Protagonist Therapeutics, Inc. (I)	2,345	30,039
Prothena Corp. PLC (I)(L)	9,932	554,106
PTC Therapeutics, Inc. (I)	9,824	96,668
Puma Biotechnology, Inc. (I)	8,042	299,162
Ra Pharmaceuticals, Inc. (I)	2,638	56,163
Radius Health, Inc. (I)	9,033	349,125
REGENXBIO, Inc. (I)	6,102	117,769
Repligen Corp. (I)	9,738	342,778
Retrophin, Inc. (I)	10,478	193,424
Rigel Pharmaceuticals, Inc. (I)	29,149	96,483
Sage Therapeutics, Inc. (I)	8,643	614,258
Sangamo Therapeutics, Inc. (I)	20,843	108,384
Sarepta Therapeutics, Inc. (I)	14,319	423,842
Seres Therapeutics, Inc. (I)	5,451	61,433
Sorrento Therapeutics, Inc. (I)(L)	8,222	32,477
Spark Therapeutics, Inc. (I)(L)	5,544	295,717
Spectrum Pharmaceuticals, Inc. (I)	23,779	154,564
Stemline Therapeutics, Inc. (I)(L)	4,825	41,254
Synergy Pharmaceuticals, Inc. (I)(L)	52,212	243,308
TESARO, Inc. (I)	8,126	1,250,348
TG Therapeutics, Inc. (I)(L)	10,732	125,028
Trevena, Inc. (I)	12,984	47,651
Ultragenyx Pharmaceutical, Inc. (I)	10,312	698,947
Vanda Pharmaceuticals, Inc. (I)	10,871	152,194
Veracyte, Inc. (I)	5,292	48,581
Versartis, Inc. (I)	9,131	194,947
Vital Therapies, Inc. (I)(L)	7,796	31,184
Voyager Therapeutics, Inc. (I)(L)	3,715	49,187
XBiotech, Inc. (I)(L)	5,312	87,595
Xencor, Inc. (I)	10,391	248,553
ZIOPHARM Oncology, Inc. (I)(L)	35,517	225,178
		26,122,144
Health care equipment and supplies - 3.1%
Abaxis, Inc.	6,281	304,629

290

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Health care equipment and supplies (continued)
Accuray, Inc. (I)	23,953	$113,777
Analogic Corp.	3,540	268,686
AngioDynamics, Inc. (I)	8,136	141,160
Anika Therapeutics, Inc. (I)	4,148	180,189
AtriCure, Inc. (I)	9,347	178,995
Atrion Corp.	389	182,130
AxoGen, Inc. (I)	7,638	79,817
Cantel Medical Corp.	10,144	812,534
Cardiovascular Systems, Inc. (I)	9,198	260,073
Cerus Corp. (I)	30,530	135,859
ConforMIS, Inc. (I)(L)	10,708	55,896
CONMED Corp.	7,927	352,038
CryoLife, Inc. (I)	9,139	152,164
Cutera, Inc. (I)	3,484	72,119
Endologix, Inc. (I)(L)	24,000	173,760
Entellus Medical, Inc. (I)	2,491	34,376
Exactech, Inc. (I)	3,160	79,632
GenMark Diagnostics, Inc. (I)	12,851	164,750
Glaukos Corp. (I)	4,790	245,727
Globus Medical, Inc., Class A (I)	19,906	589,616
Haemonetics Corp. (I)	14,555	590,496
Halyard Health, Inc. (I)	13,357	508,768
ICU Medical, Inc. (I)	4,151	633,858
Inogen, Inc. (I)	4,603	357,009
Insulet Corp. (I)	16,472	709,778
Integer Holdings Corp. (I)	8,869	356,534
Integra LifeSciences Holdings Corp. (I)	17,081	719,623
Invacare Corp.	9,817	116,822
InVivo Therapeutics Holdings Corp. (I)(L)	10,027	40,609
iRhythm Technologies, Inc. (I)(L)	2,038	76,629
K2M Group Holdings, Inc. (I)	7,707	158,071
LeMaitre Vascular, Inc.	3,811	93,865
Masimo Corp. (I)	11,560	1,078,086
Meridian Bioscience, Inc.	12,652	174,598
Merit Medical Systems, Inc. (I)	12,219	353,129
Natus Medical, Inc. (I)	9,361	367,419
Neogen Corp. (I)	10,385	680,737
Nevro Corp. (I)	6,792	636,410
Novocure, Ltd. (I)(L)	15,895	128,750
NuVasive, Inc. (I)	14,019	1,046,939
NxStage Medical, Inc. (I)	18,244	489,487
OraSure Technologies, Inc. (I)	16,052	207,552
Orthofix International NV (I)	5,076	193,649
Oxford Immunotec Global PLC (I)	6,381	98,842
Penumbra, Inc. (I)	7,194	600,339
Quidel Corp. (I)	7,786	176,275
Rockwell Medical, Inc. (I)(L)	14,245	89,174
RTI Surgical, Inc. (I)	18,391	73,564
STAAR Surgical Company (I)	11,769	115,336
Surmodics, Inc. (I)	4,155	99,928
The Spectranetics Corp. (I)	12,217	355,820
Utah Medical Products, Inc.	1,031	64,231
Wright Medical Group NV (I)	29,370	913,994

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Health care equipment and supplies (continued)
Zeltiq Aesthetics, Inc. (I)	10,074	$560,215
		17,444,463
Health care providers and services - 1.9%
Aceto Corp.	8,626	136,377
Addus HomeCare Corp. (I)	2,147	68,704
Air Methods Corp. (I)	9,699	417,057
Almost Family, Inc. (I)	2,432	118,195
Amedisys, Inc. (I)	8,010	409,231
American Renal Associates Holdings, Inc. (I)(L)	2,490	42,031
AMN Healthcare Services, Inc. (I)	13,376	543,066
BioScrip, Inc. (I)(L)	36,558	62,149
BioTelemetry, Inc. (I)	7,867	227,750
Capital Senior Living Corp. (I)	8,553	120,255
Chemed Corp.	4,545	830,326
Civitas Solutions, Inc. (I)	4,492	82,428
Community Health Systems, Inc. (I)	32,281	286,332
CorVel Corp. (I)	2,919	126,977
Cross Country Healthcare, Inc. (I)	9,297	133,505
Diplomat Pharmacy, Inc. (I)	13,357	213,044
Genesis Healthcare, Inc. (I)	11,347	29,956
HealthEquity, Inc. (I)	12,245	519,800
HealthSouth Corp.	24,853	1,063,957
Kindred Healthcare, Inc.	24,747	206,637
Landauer, Inc.	2,792	136,110
LHC Group, Inc. (I)	4,364	235,220
Magellan Health, Inc. (I)	6,626	457,525
Molina Healthcare, Inc. (I)	12,255	558,828
National HealthCare Corp.	3,146	224,310
Nobilis Health Corp. (I)(L)	16,863	28,667
Owens & Minor, Inc.	17,650	610,690
PharMerica Corp. (I)	8,530	199,602
Quorum Health Corp. (I)	8,852	48,155
RadNet, Inc. (I)	11,098	65,478
Select Medical Holdings Corp. (I)	30,444	406,427
Surgery Partners, Inc. (I)	5,600	109,200
Teladoc, Inc. (I)(L)	6,162	154,050
The Ensign Group, Inc.	13,602	255,718
The Providence Service Corp. (I)	3,868	171,894
Tivity Health, Inc. (I)	9,016	262,366
Triple-S Management Corp., Class B (I)	7,064	124,114
UnitedHealth Group, Inc.	2,053	336,642
Universal American Corp. (I)	12,145	121,086
US Physical Therapy, Inc.	3,416	223,065
		10,366,924
Health care technology - 0.5%
Castlight Health, Inc., B Shares (I)(L)	12,385	45,205
Computer Programs & Systems, Inc. (L)	3,464	96,992
Cotiviti Holdings, Inc. (I)	3,684	153,365
Evolent Health, Inc., Class A (I)(L)	4,665	104,030
HealthStream, Inc. (I)	7,455	180,635
HMS Holdings Corp. (I)	24,142	490,807
Medidata Solutions, Inc. (I)	15,628	901,579
Omnicell, Inc. (I)	10,065	409,142

291

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Health care technology (continued)
Quality Systems, Inc. (I)	14,800	$225,552
Vocera Communications, Inc. (I)	7,089	176,020
		2,783,327
Life sciences tools and services - 0.6%
Accelerate Diagnostics, Inc. (I)(L)	6,652	160,978
Albany Molecular Research, Inc. (I)(L)	7,840	109,995
Cambrex Corp. (I)	9,091	500,460
Enzo Biochem, Inc. (I)	11,703	97,954
Fluidigm Corp. (I)	8,498	48,354
INC Research Holdings, Inc., Class A (I)	11,736	538,096
Luminex Corp.	11,531	211,824
Medpace Holdings, Inc. (I)	2,387	71,252
NanoString Technologies, Inc. (I)	4,358	86,593
NeoGenomics, Inc. (I)	16,005	126,279
Pacific Biosciences of California, Inc. (I)	24,753	127,973
PAREXEL International Corp. (I)	14,865	938,130
PRA Health Sciences, Inc. (I)	6,797	443,368
		3,461,256
Pharmaceuticals - 1.8%
Aclaris Therapeutics, Inc. (I)(L)	3,493	104,161
Aerie Pharmaceuticals, Inc. (I)	8,223	372,913
Amphastar Pharmaceuticals, Inc. (I)	10,416	151,032
ANI Pharmaceuticals, Inc. (I)	2,397	118,675
Aratana Therapeutics, Inc. (I)(L)	10,001	53,005
Catalent, Inc. (I)	28,420	804,854
Cempra, Inc. (I)	14,584	54,690
Chelsea Therapeutics International, Ltd. (I)	21,039	1,683
Collegium Pharmaceutical, Inc. (I)(L)	4,936	49,656
Corcept Therapeutics, Inc. (I)(L)	22,011	241,241
Depomed, Inc. (I)	17,512	219,776
Dermira, Inc. (I)	7,140	243,545
Durect Corp. (I)	38,965	40,913
Heska Corp. (I)	1,734	182,035
Horizon Pharma PLC (I)	45,998	679,850
Impax Laboratories, Inc. (I)	21,337	269,913
Innoviva, Inc. (I)(L)	23,666	327,301
Intersect ENT, Inc. (I)	7,892	135,348
Intra-Cellular Therapies, Inc. (I)	10,611	172,429
Lannett Company, Inc. (I)(L)	8,115	181,370
MyoKardia, Inc. (I)	3,872	50,917
Nektar Therapeutics (I)	40,937	960,791
Ocular Therapeutix, Inc. (I)(L)	5,229	48,525
Omeros Corp. (I)(L)	12,121	183,270
Pacira Pharmaceuticals, Inc. (I)	10,519	479,666
Paratek Pharmaceuticals, Inc. (I)	5,407	104,085
Phibro Animal Health Corp., Class A	5,635	158,344
Prestige Brands Holdings, Inc. (I)	15,144	841,401
Reata Pharmaceuticals, Inc., Class A (I)(L)	1,747	39,570
Revance Therapeutics, Inc. (I)	6,288	130,790
SciClone Pharmaceuticals, Inc. (I)	14,688	143,942
Sucampo Pharmaceuticals, Inc., Class A (I)	6,614	72,754
Supernus Pharmaceuticals, Inc. (I)	13,408	419,670
Teligent, Inc. (I)(L)	12,421	97,008
Tetraphase Pharmaceuticals, Inc. (I)	11,652	107,082

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Pharmaceuticals (continued)
The Medicines Company (I)(L)	19,239	$940,787
TherapeuticsMD, Inc. (I)(L)	43,717	314,762
Theravance Biopharma, Inc. (I)(L)	11,503	423,540
WaVe Life Sciences, Ltd. (I)(L)	2,018	55,483
Zogenix, Inc. (I)	7,727	83,838
		10,060,615
		70,238,729
Industrials - 13.9%
Aerospace and defense - 1.5%
AAR Corp.	9,368	315,046
Aerojet Rocketdyne Holdings, Inc. (I)	17,012	369,160
Aerovironment, Inc. (I)	6,116	171,431
Astronics Corp. (I)	5,637	178,862
Cubic Corp.	7,146	377,309
Curtiss-Wright Corp.	12,432	1,134,544
DigitalGlobe, Inc. (I)	17,879	585,537
Ducommun, Inc. (I)	2,937	84,556
Engility Holdings, Inc. (I)	5,279	152,774
Esterline Technologies Corp. (I)	8,392	722,132
KLX, Inc. (I)	14,981	669,651
Kratos Defense & Security Solutions, Inc. (I)	17,125	133,233
Mercury Systems, Inc. (I)	11,019	430,292
Moog, Inc., Class A (I)	9,130	614,906
National Presto Industries, Inc.	1,405	143,591
Sparton Corp. (I)	2,785	58,457
TASER International, Inc. (I)(L)	14,821	337,771
Teledyne Technologies, Inc. (I)	9,596	1,213,510
The KeyW Holding Corp. (I)(L)	10,787	101,829
Triumph Group, Inc.	14,144	364,208
Vectrus, Inc. (I)	3,003	67,117
Wesco Aircraft Holdings, Inc. (I)	15,923	181,522
		8,407,438
Air freight and logistics - 0.6%
Air Transport Services Group, Inc. (I)	14,032	225,214
Atlas Air Worldwide Holdings, Inc. (I)	6,968	386,376
Echo Global Logistics, Inc. (I)	8,313	177,483
Forward Air Corp.	8,499	404,297
Hub Group, Inc., Class A (I)	9,548	443,027
Park-Ohio Holdings Corp.	2,544	91,457
Radiant Logistics, Inc. (I)	12,079	60,395
XPO Logistics, Inc. (I)	27,786	1,330,672
		3,118,921
Airlines - 0.3%
Allegiant Travel Company	3,724	596,771
Hawaiian Holdings, Inc. (I)	14,904	692,291
SkyWest, Inc.	14,272	488,816
		1,777,878
Building products - 1.2%
AAON, Inc.	11,522	407,303
Advanced Drainage Systems, Inc.	10,037	219,810
American Woodmark Corp. (I)	3,952	362,794

292

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Building products (continued)
Apogee Enterprises, Inc.	8,065	$480,755
Armstrong Flooring, Inc. (I)	6,925	127,559
Builders FirstSource, Inc. (I)	24,192	360,461
Caesarstone, Ltd. (I)	6,912	250,560
Continental Building Products, Inc. (I)	9,956	243,922
CSW Industrials, Inc. (I)	4,352	159,718
Gibraltar Industries, Inc. (I)	8,948	368,658
Griffon Corp.	8,600	211,990
Insteel Industries, Inc.	5,055	182,688
Masonite International Corp. (I)	8,502	673,784
NCI Building Systems, Inc. (I)	7,999	137,183
Patrick Industries, Inc. (I)	4,109	291,328
PGT Innovations, Inc. (I)	14,143	152,037
Ply Gem Holdings, Inc. (I)	6,562	129,271
Quanex Building Products Corp.	9,876	199,989
Simpson Manufacturing Company, Inc.	11,789	507,988
Trex Company, Inc. (I)	8,337	578,504
Universal Forest Products, Inc.	5,598	551,627
		6,597,929
Commercial services and supplies - 2.3%
ABM Industries, Inc.	15,667	683,081
ACCO Brands Corp. (I)	30,366	399,313
Advanced Disposal Services, Inc. (I)	6,443	145,612
Aqua Metals, Inc. (I)(L)	3,492	68,234
ARC Document Solutions, Inc. (I)	12,404	42,794
Brady Corp., Class A	12,958	500,827
Casella Waste Systems, Inc., Class A (I)	11,255	158,808
CECO Environmental Corp.	8,730	91,752
Deluxe Corp.	13,737	991,399
Ennis, Inc.	7,712	131,104
Essendant, Inc.	10,898	165,105
Healthcare Services Group, Inc.	19,944	859,387
Heritage-Crystal Clean, Inc. (I)	3,913	53,608
Herman Miller, Inc.	17,035	537,454
HNI Corp.	12,843	591,934
InnerWorkings, Inc. (I)	11,795	117,478
Interface, Inc.	18,653	355,340
Kimball International, Inc., Class B	10,669	176,039
Knoll, Inc.	13,600	323,816
Matthews International Corp., Class A	9,041	611,624
McGrath RentCorp	6,645	223,073
Mobile Mini, Inc.	12,736	388,448
MSA Safety, Inc.	8,804	622,355
Multi-Color Corp.	3,882	275,622
Quad/Graphics, Inc.	8,203	207,044
SP Plus Corp. (I)	5,105	172,294
Steelcase, Inc., Class A	24,380	408,365
Team, Inc. (I)	8,223	222,432
Tetra Tech, Inc.	16,246	663,649
The Brink’s Company	12,762	682,129
TRC Companies, Inc. (I)	5,745	100,250
UniFirst Corp.	4,222	597,202
US Ecology, Inc.	6,239	292,297
Viad Corp.	5,627	254,340

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Commercial services and supplies (continued)
VSE Corp.	2,583	$105,386
West Corp.	12,447	303,956
		12,523,551
Construction and engineering - 0.9%
Aegion Corp. (I)	10,050	230,246
Argan, Inc.	3,725	246,409
Comfort Systems USA, Inc.	10,402	381,233
Dycom Industries, Inc. (I)	8,643	803,367
EMCOR Group, Inc.	17,024	1,071,661
Granite Construction, Inc.	11,186	561,425
Great Lakes Dredge & Dock Corp. (I)	18,225	72,900
HC2 Holdings, Inc. (I)	9,902	61,392
IES Holdings, Inc. (I)	2,162	39,132
Layne Christensen Company (I)	5,267	46,560
MasTec, Inc. (I)	18,664	747,493
MYR Group, Inc. (I)	4,231	173,471
NV5 Global, Inc. (I)	2,066	77,682
Orion Group Holdings, Inc. (I)	7,958	59,446
Primoris Services Corp.	11,536	267,866
Tutor Perini Corp. (I)	10,703	340,355
		5,180,638
Electrical equipment - 0.6%
Allied Motion Technologies, Inc.	2,070	41,607
Atkore International Group, Inc. (I)	3,433	90,219
AZZ, Inc.	7,378	438,991
Babcock & Wilcox Enterprises, Inc. (I)	13,395	125,109
Encore Wire Corp.	5,937	273,102
Energous Corp. (I)(L)	4,173	65,099
EnerSys	12,292	970,330
Generac Holdings, Inc. (I)	18,478	688,860
General Cable Corp.	14,024	251,731
LSI Industries, Inc.	7,987	80,589
Plug Power, Inc. (I)(L)	55,319	76,340
Powell Industries, Inc.	2,673	92,058
Preformed Line Products Company	813	42,398
Sunrun, Inc. (I)(L)	19,854	107,212
Thermon Group Holdings, Inc. (I)	9,315	194,125
Vicor Corp. (I)	4,814	77,505
		3,615,275
Industrial conglomerates - 0.1%
Raven Industries, Inc.	10,349	300,638
Machinery - 3.3%
Actuant Corp., Class A	16,755	441,494
Alamo Group, Inc.	2,712	206,627
Albany International Corp., Class A	8,185	376,919
Altra Industrial Motion Corp.	7,204	280,596
American Railcar Industries, Inc. (L)	2,329	95,722
Astec Industries, Inc.	5,519	339,391
Barnes Group, Inc.	14,214	729,747
Briggs & Stratton Corp.	11,898	267,110
Chart Industries, Inc. (I)	8,686	303,489
CIRCOR International, Inc.	4,663	277,169
Columbus McKinnon Corp.	5,881	145,966

293

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Machinery (continued)
DMC Global, Inc.	4,118	$51,063
Douglas Dynamics, Inc.	6,370	195,241
Energy Recovery, Inc. (I)(L)	9,591	79,797
EnPro Industries, Inc.	6,082	432,795
ESCO Technologies, Inc.	7,060	410,186
Federal Signal Corp.	17,333	239,369
Franklin Electric Company, Inc.	13,147	565,978
FreightCar America, Inc.	3,781	47,376
Gencor Industries, Inc. (I)	2,544	38,033
Global Brass & Copper Holdings, Inc.	5,993	206,159
Graham Corp.	3,167	72,841
Harsco Corp. (I)	23,074	294,194
Hillenbrand, Inc.	16,743	600,237
Hurco Companies, Inc.	1,833	57,006
Hyster-Yale Materials Handling, Inc.	2,754	155,298
John Bean Technologies Corp.	8,213	722,333
Joy Global, Inc.	27,952	789,644
Kadant, Inc.	3,045	180,721
Kennametal, Inc.	22,416	879,380
Lindsay Corp.	3,038	267,709
Lydall, Inc. (I)	4,665	250,044
Meritor, Inc. (I)	23,361	400,174
Milacron Holdings Corp. (I)	3,988	74,217
Miller Industries, Inc.	3,386	89,221
Mueller Industries, Inc.	16,053	549,494
Mueller Water Products, Inc., Class A	44,119	521,487
Navistar International Corp. (I)	14,088	346,847
NN, Inc.	7,885	198,702
Omega Flex, Inc.	913	43,632
Proto Labs, Inc. (I)	7,046	360,051
RBC Bearings, Inc. (I)	6,448	626,036
Rexnord Corp. (I)	23,718	547,411
SPX Corp. (I)	11,652	282,561
SPX FLOW, Inc. (I)	10,177	353,244
Standex International Corp.	3,601	360,640
Sun Hydraulics Corp.	6,696	241,793
Supreme Industries, Inc., Class A	3,559	72,105
Tennant Company	5,014	364,267
The Gorman-Rupp Company	5,244	164,662
The Greenbrier Companies, Inc. (L)	7,693	331,568
The Manitowoc Company, Inc. (I)	36,247	206,608
Titan International, Inc.	12,822	132,579
TriMas Corp. (I)	13,000	269,750
Wabash National Corp. (L)	18,316	378,958
Watts Water Technologies, Inc., Class A	7,873	490,882
Woodward, Inc.	14,949	1,015,336
		18,421,859
Marine - 0.1%
Costamare, Inc.	8,775	58,442
Matson, Inc.	12,355	392,395
Scorpio Bulkers, Inc. (I)(L)	17,104	157,357
		608,194
Professional services - 1.4%
Acacia Research Corp. (I)	15,838	91,069

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Professional services (continued)
Barrett Business Services, Inc.	2,088	$114,047
CBIZ, Inc. (I)	14,253	193,128
CEB, Inc.	9,166	720,448
CRA International, Inc.	2,472	87,336
Exponent, Inc.	7,271	432,988
Franklin Covey Company (I)	3,140	63,428
FTI Consulting, Inc. (I)	11,701	481,730
GP Strategies Corp. (I)	3,650	92,345
Heidrick & Struggles International, Inc.	5,643	148,693
Hill International, Inc. (I)	10,579	43,903
Huron Consulting Group, Inc. (I)	6,240	262,704
ICF International, Inc. (I)	5,094	210,382
Insperity, Inc.	4,426	392,365
Kelly Services, Inc., Class A	8,393	183,471
Kforce, Inc.	7,189	170,739
Korn/Ferry International	16,341	514,578
Mistras Group, Inc. (I)	5,203	111,240
Navigant Consulting, Inc. (I)	13,422	306,827
On Assignment, Inc. (I)	14,473	702,375
Resources Connection, Inc.	10,591	177,399
RPX Corp. (I)	15,034	180,408
The Advisory Board Company (I)	11,750	549,900
TriNet Group, Inc. (I)	12,101	349,719
TrueBlue, Inc. (I)	12,030	329,021
WageWorks, Inc. (I)	10,314	745,702
		7,655,945
Road and rail - 0.5%
ArcBest Corp.	7,142	185,692
Celadon Group, Inc.	7,890	51,680
Covenant Transportation Group, Inc., Class A (I)	3,298	62,002
Heartland Express, Inc.	13,037	261,392
Knight Transportation, Inc.	18,752	587,875
Marten Transport, Ltd.	6,713	157,420
Roadrunner Transportation Systems, Inc. (I)	9,247	63,527
Saia, Inc. (I)	7,107	314,840
Swift Transportation Company (I)(L)	21,098	433,353
Werner Enterprises, Inc.	12,511	327,788
YRC Worldwide, Inc. (I)	9,571	105,377
		2,550,946
Trading companies and distributors - 1.1%
Aircastle, Ltd.	13,434	324,162
Applied Industrial Technologies, Inc.	10,257	634,395
Beacon Roofing Supply, Inc. (I)	16,939	832,721
BMC Stock Holdings, Inc. (I)	15,733	355,566
CAI International, Inc. (I)	4,534	71,365
DXP Enterprises, Inc. (I)	4,593	173,937
GATX Corp. (L)	11,518	702,137
GMS, Inc. (I)	1,981	69,414
H&E Equipment Services, Inc.	9,124	223,720
Kaman Corp.	7,348	353,659
Lawson Products, Inc. (I)	2,108	47,325
MRC Global, Inc. (I)	26,628	488,091

294

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Trading companies and distributors (continued)
Neff Corp., Class A (I)	2,856	$55,549
NOW, Inc. (I)	30,506	517,382
Rush Enterprises, Inc., Class A (I)	7,547	249,655
Rush Enterprises, Inc., Class B (I)	2,680	83,562
SiteOne Landscape Supply, Inc. (I)	3,392	164,207
Textainer Group Holdings, Ltd. (I)	7,115	108,860
Titan Machinery, Inc. (I)	5,198	79,737
Triton International, Ltd.	11,471	295,837
Univar, Inc. (I)	12,171	373,163
Veritiv Corp. (I)	2,382	123,388
		6,327,832
		77,087,044
Information technology - 16.8%
Communications equipment - 1.9%
Acacia Communications, Inc. (I)(L)	1,418	83,123
ADTRAN, Inc.	13,900	288,425
Aerohive Networks, Inc. (I)	7,740	32,585
Applied Optoelectronics, Inc. (I)(L)	4,718	264,916
Bel Fuse, Inc., Class B	2,674	68,321
Black Box Corp.	4,526	40,508
CalAmp Corp. (I)	10,571	177,487
Calix, Inc. (I)	11,880	86,130
Ciena Corp. (I)	38,963	919,916
Clearfield, Inc. (I)	3,521	57,920
Comtech Telecommunications Corp.	7,003	103,224
Digi International, Inc. (I)	7,911	94,141
EMCORE Corp.	7,237	65,133
Extreme Networks, Inc. (I)	29,649	222,664
Finisar Corp. (I)	30,467	832,968
Harmonic, Inc. (I)	22,364	133,066
Infinera Corp. (I)	40,558	414,908
InterDigital, Inc.	9,819	847,380
Ixia (I)	18,294	359,477
KVH Industries, Inc. (I)	4,854	40,774
Lumentum Holdings, Inc. (I)	14,305	763,172
NETGEAR, Inc. (I)	9,230	457,347
NetScout Systems, Inc. (I)	25,457	966,093
Oclaro, Inc. (I)	31,818	312,453
Plantronics, Inc.	9,458	511,772
Quantenna Communications, Inc. (I)(L)	2,022	42,118
ShoreTel, Inc. (I)	19,909	122,440
Silicom, Ltd.	1,608	79,869
Sonus Networks, Inc. (I)	14,095	92,886
Ubiquiti Networks, Inc. (I)(L)	7,327	368,255
ViaSat, Inc. (I)	14,665	935,920
Viavi Solutions, Inc. (I)	66,917	717,350
		10,502,741
Electronic equipment, instruments and components - 2.9%
Agilysys, Inc. (I)	4,797	45,332
Anixter International, Inc. (I)	8,233	652,877
AVX Corp.	13,068	214,054
Badger Meter, Inc.	7,847	288,377

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Electronic equipment, instruments and components (continued)
Belden, Inc.	11,886	$822,392
Benchmark Electronics, Inc. (I)	13,750	437,250
Coherent, Inc. (I)	6,826	1,403,699
Control4 Corp. (I)	6,174	97,487
CTS Corp.	9,035	192,446
Daktronics, Inc.	11,280	106,596
Electro Scientific Industries, Inc. (I)	8,687	60,548
ePlus, Inc. (I)	1,788	241,469
Fabrinet (I)	9,800	411,894
FARO Technologies, Inc. (I)	4,863	173,852
II-VI, Inc. (I)	16,856	607,659
Insight Enterprises, Inc. (I)	10,417	428,035
InvenSense, Inc. (I)	23,444	296,098
Itron, Inc. (I)	9,472	574,950
Kimball Electronics, Inc. (I)	8,224	139,397
Knowles Corp. (I)	25,192	477,388
Littelfuse, Inc.	6,226	995,600
Maxwell Technologies, Inc. (I)(L)	10,316	59,936
Mesa Laboratories, Inc.	883	108,344
Methode Electronics, Inc.	10,332	471,139
MTS Systems Corp.	4,794	263,910
Novanta, Inc. (I)	9,109	241,844
OSI Systems, Inc. (I)	5,006	365,388
Park Electrochemical Corp.	5,813	103,820
PC Connection, Inc.	3,089	92,021
Plexus Corp. (I)	9,409	543,840
Radisys Corp. (I)	10,840	43,360
Rogers Corp. (I)	5,079	436,134
Sanmina Corp. (I)	20,756	842,694
ScanSource, Inc. (I)	7,147	280,520
SYNNEX Corp.	8,239	922,274
Tech Data Corp. (I)	9,872	926,981
TTM Technologies, Inc. (I)	20,533	331,197
Universal Display Corp.	11,801	1,016,066
Vishay Intertechnology, Inc. (L)	38,422	632,042
Vishay Precision Group, Inc. (I)	3,495	55,221
		16,404,131
Internet software and services - 2.0%
2U, Inc. (I)	10,396	412,305
Actua Corp. (I)	10,596	148,874
Alarm.com Holdings, Inc. (I)	2,902	89,207
Amber Road, Inc. (I)	5,318	41,055
Angie’s List, Inc. (I)	11,830	67,431
Appfolio, Inc., Class A (I)(L)	2,257	61,390
Bankrate, Inc. (I)	13,894	134,077
Bazaarvoice, Inc. (I)	25,142	108,111
Benefitfocus, Inc. (I)(L)	3,601	100,648
Blucora, Inc. (I)	11,220	194,106
Box, Inc., Class A (I)	13,969	227,834
Brightcove, Inc. (I)	8,758	77,946
Carbonite, Inc. (I)	5,332	108,240
Care.com, Inc. (I)	4,473	55,957
ChannelAdvisor Corp. (I)	6,677	74,449

295

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Internet software and services (continued)
Cimpress NV (I)	7,079	$610,139
Cornerstone OnDemand, Inc. (I)	14,324	557,060
Coupa Software, Inc. (I)(L)	2,378	60,401
DHI Group, Inc. (I)	14,698	58,057
Endurance International Group Holdings, Inc. (I)	17,438	136,888
Envestnet, Inc. (I)	11,840	382,432
Five9, Inc. (I)	9,456	155,646
Gogo, Inc. (I)(L)	16,691	183,601
GrubHub, Inc. (I)	22,903	753,280
GTT Communications, Inc. (I)	7,461	181,675
Hortonworks, Inc. (I)(L)	13,085	128,364
Instructure, Inc. (I)	3,092	72,353
j2 Global, Inc.	13,337	1,119,108
Limelight Networks, Inc. (I)	22,111	57,046
Liquidity Services, Inc. (I)	7,186	57,488
LivePerson, Inc. (I)	15,848	108,559
LogMeIn, Inc.	7,141	696,248
MeetMe, Inc. (I)	11,869	69,908
MINDBODY, Inc., Class A (I)	4,086	112,161
New Relic, Inc. (I)	6,343	235,135
NIC, Inc.	18,032	364,246
Q2 Holdings, Inc. (I)	7,269	253,325
QuinStreet, Inc. (I)	11,827	46,125
Quotient Technology, Inc. (I)(L)	18,170	173,524
Reis, Inc.	2,936	52,554
RetailMeNot, Inc. (I)	11,518	93,296
Shutterstock, Inc. (I)(L)	5,387	222,752
SPS Commerce, Inc. (I)	4,709	275,429
Stamps.com, Inc. (I)(L)	4,576	541,570
TechTarget, Inc. (I)	4,999	45,141
The Trade Desk, Inc., Class A (I)(L)	1,652	61,537
TrueCar, Inc. (I)(L)	15,595	241,255
Web.com Group, Inc. (I)	12,108	233,684
WebMD Health Corp. (I)	10,549	555,721
Xactly Corp. (I)	6,659	79,242
XO Group, Inc. (I)	7,581	130,469
		11,007,049
IT services - 1.9%
Acxiom Corp. (I)	22,078	628,561
Blackhawk Network Holdings, Inc. (I)	15,627	634,456
CACI International, Inc., Class A (I)	6,883	807,376
Cardtronics PLC, Class A (I)	12,692	593,351
Cass Information Systems, Inc.	3,150	208,215
Convergys Corp.	25,215	533,297
CSG Systems International, Inc.	9,112	344,525
EPAM Systems, Inc. (I)	13,633	1,029,564
EVERTEC, Inc.	18,117	288,060
ExlService Holdings, Inc. (I)	9,301	440,495
Forrester Research, Inc.	2,783	110,624
ManTech International Corp., Class A	6,905	239,120
MAXIMUS, Inc.	18,193	1,131,605
MoneyGram International, Inc. (I)	8,822	148,298
NeuStar, Inc., Class A (I)	15,402	510,576

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
IT services (continued)
Perficient, Inc. (I)	10,309	$178,964
Planet Payment, Inc. (I)	13,316	52,998
Science Applications International Corp.	11,930	887,592
ServiceSource International, Inc. (I)	17,895	69,433
Sykes Enterprises, Inc. (I)	11,161	328,133
Syntel, Inc.	9,477	159,498
TeleTech Holdings, Inc.	4,886	144,626
The Hackett Group, Inc.	6,713	130,836
Travelport Worldwide, Ltd.	32,563	383,267
Unisys Corp. (I)(L)	14,518	202,526
Virtusa Corp. (I)	8,132	245,749
		10,431,745
Semiconductors and semiconductor equipment - 4.0%
Advanced Energy Industries, Inc. (I)	11,133	763,278
Advanced Micro Devices, Inc. (I)	213,537	3,106,963
Alpha & Omega Semiconductor, Ltd. (I)	5,277	90,712
Ambarella, Inc. (I)(L)	9,047	494,961
Amkor Technology, Inc. (I)	28,543	330,813
Axcelis Technologies, Inc. (I)	8,699	163,541
Brooks Automation, Inc.	19,200	430,080
Cabot Microelectronics Corp.	6,687	512,291
Cavium, Inc. (I)	18,312	1,312,238
CEVA, Inc. (I)	5,698	202,279
Cirrus Logic, Inc. (I)	17,625	1,069,661
Cohu, Inc.	7,876	145,391
Diodes, Inc. (I)	10,875	261,544
DSP Group, Inc. (I)	6,405	76,860
Entegris, Inc. (I)	40,159	939,721
Exar Corp. (I)	12,024	156,432
FormFactor, Inc. (I)	19,730	233,801
GigPeak, Inc. (I)	18,379	56,607
Impinj, Inc. (I)(L)	1,709	51,731
Inphi Corp. (I)	11,373	555,230
Integrated Device Technology, Inc. (I)	38,283	906,159
IXYS Corp.	7,877	114,610
Kopin Corp. (I)	18,741	76,838
Lattice Semiconductor Corp. (I)	34,434	238,283
MACOM Technology Solutions Holdings, Inc. (I)	8,984	433,927
MaxLinear, Inc. (I)	15,701	440,413
Microsemi Corp. (I)	32,223	1,660,451
MKS Instruments, Inc.	15,013	1,032,144
Monolithic Power Systems, Inc.	10,963	1,009,692
Nanometrics, Inc. (I)	6,741	205,331
NeoPhotonics Corp. (I)	8,489	76,486
NVE Corp.	1,479	122,446
PDF Solutions, Inc. (I)	7,762	175,576
Photronics, Inc. (I)	18,769	200,828
Power Integrations, Inc.	7,757	510,023
Rambus, Inc. (I)	30,986	407,156
Rudolph Technologies, Inc. (I)	8,516	190,758
Semtech Corp. (I)	18,325	619,385
Sigma Designs, Inc. (I)	10,234	63,963
Silicon Laboratories, Inc. (I)	11,694	860,094

296

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Synaptics, Inc. (I)	10,010	$495,595
Ultra Clean Holdings, Inc. (I)	9,525	160,687
Ultratech, Inc. (I)	6,179	183,022
Veeco Instruments, Inc. (I)	11,211	334,648
Xcerra Corp. (I)	15,886	141,227
Xperi Corp.	13,887	471,464
		22,085,340
Software - 3.5%
8x8, Inc. (I)	24,998	381,220
A10 Networks, Inc. (I)	13,364	122,281
ACI Worldwide, Inc. (I)	32,907	703,881
American Software, Inc., Class A	8,150	83,782
Aspen Technology, Inc. (I)	22,025	1,297,713
Barracuda Networks, Inc. (I)	6,482	149,799
Blackbaud, Inc.	13,394	1,026,918
Blackline, Inc. (I)	2,703	80,441
Bottomline Technologies (de), Inc. (I)	11,575	273,749
BroadSoft, Inc. (I)	8,336	335,107
Callidus Software, Inc. (I)	17,430	372,131
CommVault Systems, Inc. (I)	10,991	558,343
Digimarc Corp. (I)(L)	2,781	75,087
Ebix, Inc. (L)	7,121	436,161
Ellie Mae, Inc. (I)	9,206	923,086
EnerNOC, Inc. (I)	7,842	47,052
Everbridge, Inc. (I)	2,585	53,070
Exa Corp. (I)	3,984	50,597
Fair Isaac Corp.	8,714	1,123,670
Gigamon, Inc. (I)	9,216	327,629
Globant SA (I)(L)	7,230	263,172
Glu Mobile, Inc. (I)(L)	31,648	71,841
Guidance Software, Inc. (I)	6,856	40,450
HubSpot, Inc. (I)	8,231	498,387
Imperva, Inc. (I)	8,221	337,472
Jive Software, Inc. (I)	17,513	75,306
MicroStrategy, Inc., Class A (I)	2,686	504,431
Mitek Systems, Inc. (I)	9,064	60,276
MobileIron, Inc. (I)	13,500	58,725
Model N, Inc. (I)	7,521	78,594
Monotype Imaging Holdings, Inc.	11,619	233,542
Park City Group, Inc. (I)(L)	3,765	46,498
Paycom Software, Inc. (I)(L)	12,461	716,632
Paylocity Holding Corp. (I)	6,259	241,785
Pegasystems, Inc.	10,240	449,024
Progress Software Corp.	14,226	413,265
Proofpoint, Inc. (I)	11,585	861,461
PROS Holdings, Inc. (I)	7,402	179,054
QAD, Inc., Class A	2,701	75,223
Qualys, Inc. (I)	7,730	292,967
Rapid7, Inc. (I)	6,143	92,022
RealPage, Inc. (I)	15,346	535,575
RingCentral, Inc., Class A (I)	16,764	474,421
Rosetta Stone, Inc. (I)	5,716	55,731
Sapiens International Corp. NV	6,627	85,356

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Software (continued)
Silver Spring Networks, Inc. (I)	11,340	$128,029
Synchronoss Technologies, Inc. (I)	11,790	287,676
Take-Two Interactive Software, Inc. (I)	23,492	1,392,371
Tangoe, Inc. (I)	8,678	45,993
Telenav, Inc. (I)	9,478	81,985
The Rubicon Project, Inc. (I)	11,517	67,835
TiVo Corp.	33,189	622,294
Varonis Systems, Inc. (I)	3,079	97,912
VASCO Data Security International, Inc. (I)	8,887	119,975
Verint Systems, Inc. (I)	17,660	766,003
VirnetX Holding Corp. (I)(L)	14,887	34,240
Workiva, Inc. (I)	6,960	108,924
Zendesk, Inc. (I)	23,153	649,210
Zix Corp. (I)	17,103	82,265
		19,647,639
Technology hardware, storage and peripherals - 0.6%
3D Systems Corp. (I)(L)	30,561	457,193
Avid Technology, Inc. (I)	9,931	46,278
Cray, Inc. (I)	11,739	257,084
Diebold Nixdorf, Inc.	19,507	598,865
Eastman Kodak Company (I)	5,143	59,145
Electronics For Imaging, Inc. (I)	13,365	652,613
Immersion Corp. (I)	8,931	77,342
Nimble Storage, Inc. (I)	18,963	237,038
Pure Storage, Inc., Class A (I)(L)	19,612	192,786
Stratasys, Ltd. (I)(L)	14,075	288,397
Super Micro Computer, Inc. (I)	11,031	279,636
USA Technologies, Inc. (I)	11,469	48,743
		3,195,120
		93,273,765
Materials - 4.9%
Chemicals - 2.7%
A. Schulman, Inc.	8,251	259,494
American Vanguard Corp.	8,475	140,685
Balchem Corp.	8,960	738,483
Calgon Carbon Corp.	14,518	211,963
Chase Corp.	1,985	189,369
Chemtura Corp. (I)	17,975	600,365
Codexis, Inc. (I)	10,116	48,557
Ferro Corp. (I)	23,656	359,335
Flotek Industries, Inc. (I)(L)	15,922	203,642
FutureFuel Corp.	7,337	104,039
GCP Applied Technologies, Inc. (I)	20,154	658,028
Hawkins, Inc.	2,865	140,385
HB Fuller Company	14,174	730,811
Ingevity Corp. (I)	12,091	735,737
Innophos Holdings, Inc.	5,451	294,190
Innospec, Inc.	6,721	435,185
KMG Chemicals, Inc.	2,494	114,899
Koppers Holdings, Inc. (I)	5,740	243,089
Kraton Corp. (I)	8,381	259,141
Kronos Worldwide, Inc.	6,074	99,796

297

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials (continued)
Chemicals (continued)
LSB Industries, Inc. (I)(L)	6,018	$56,449
Minerals Technologies, Inc.	9,823	752,442
Olin Corp.	46,887	1,541,176
OMNOVA Solutions, Inc. (I)	12,918	127,888
PolyOne Corp.	23,841	812,740
Quaker Chemical Corp.	3,631	478,057
Rayonier Advanced Materials, Inc.	12,522	168,421
Sensient Technologies Corp.	12,536	993,603
Stepan Company	5,543	436,844
The Chemours Company	52,007	2,002,270
Trecora Resources (I)	5,829	64,702
Tredegar Corp.	7,477	131,221
Trinseo SA	7,606	510,363
Tronox, Ltd., Class A	18,370	338,927
		14,982,296
Construction materials - 0.3%
Forterra, Inc. (I)	5,268	102,726
Headwaters, Inc. (I)	20,579	483,195
Summit Materials, Inc., Class A (I)	21,905	541,273
U.S. Concrete, Inc. (I)(L)	4,029	260,072
United States Lime & Minerals, Inc.	609	48,099
		1,435,365
Containers and packaging - 0.1%
Greif, Inc., Class A	7,407	408,052
Greif, Inc., Class B	1,453	94,881
Multi Packaging Solutions International, Ltd. (I)	6,080	109,136
Myers Industries, Inc.	6,795	107,701
UFP Technologies, Inc. (I)	1,988	51,489
		771,259
Metals and mining - 1.2%
AK Steel Holding Corp. (I)	88,522	636,473
Allegheny Technologies, Inc. (L)	30,929	555,485
Ampco-Pittsburgh Corp.	2,583	36,291
Carpenter Technology Corp.	13,189	491,950
Century Aluminum Company (I)	14,179	179,932
Cliffs Natural Resources, Inc. (I)	62,662	514,455
Coeur Mining, Inc. (I)	51,132	413,147
Commercial Metals Company	32,473	621,208
Ferroglobe PLC	18,859	194,813
Gold Resource Corp.	14,485	65,472
Haynes International, Inc.	3,687	140,548
Hecla Mining Company	108,028	571,468
Kaiser Aluminum Corp.	5,035	402,297
Materion Corp.	5,667	190,128
Olympic Steel, Inc.	2,630	48,813
Real Industry, Inc. (I)	7,973	22,723
Ryerson Holding Corp. (I)	3,808	47,981
Schnitzer Steel Industries, Inc., Class A	7,511	155,102
Stillwater Mining Company (I)	34,736	599,891
SunCoke Energy, Inc. (I)	18,519	165,930
TimkenSteel Corp. (I)	11,309	213,853

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials (continued)
Metals and mining (continued)
Worthington Industries, Inc.	12,737	$574,311
		6,842,271
Paper and forest products - 0.6%
Boise Cascade Company (I)	11,263	300,722
Clearwater Paper Corp. (I)	4,822	270,032
Deltic Timber Corp.	3,082	240,766
KapStone Paper and Packaging Corp.	24,620	568,722
Louisiana-Pacific Corp. (I)	40,738	1,011,117
Neenah Paper, Inc.	4,636	346,309
PH Glatfelter Company	12,508	271,924
Schweitzer-Mauduit International, Inc.	8,652	358,366
		3,367,958
		27,399,149
Real estate - 7.5%
Equity real estate investment trusts - 7.0%
Acadia Realty Trust	22,632	680,318
Agree Realty Corp.	6,941	332,890
Alexander’s, Inc.	600	259,116
American Assets Trust, Inc.	11,062	462,834
Armada Hoffler Properties, Inc.	9,599	133,330
Ashford Hospitality Prime, Inc.	7,764	82,376
Ashford Hospitality Trust, Inc.	22,619	144,083
Bluerock Residential Growth REIT, Inc.	6,031	74,242
CareTrust REIT, Inc.	18,154	305,350
CatchMark Timber Trust, Inc., Class A	12,368	142,479
CBL & Associates Properties, Inc.	48,081	458,693
Cedar Realty Trust, Inc.	25,591	128,467
Chatham Lodging Trust	10,795	213,201
Chesapeake Lodging Trust	16,959	406,338
City Office REIT, Inc.	6,543	79,497
Colony NorthStar, Inc., Class A	45,033	581,376
Colony Starwood Homes	18,451	626,411
Community Healthcare Trust, Inc.	3,967	94,811
CorEnergy Infrastructure Trust, Inc.	3,509	118,534
CoreSite Realty Corp.	9,396	846,110
Cousins Properties, Inc.	96,131	795,003
DiamondRock Hospitality Company	56,796	633,275
DuPont Fabros Technology, Inc.	20,946	1,038,712
Easterly Government Properties, Inc.	9,259	183,236
EastGroup Properties, Inc.	8,841	650,079
Education Realty Trust, Inc.	20,541	839,100
Farmland Partners, Inc.	4,939	55,169
FelCor Lodging Trust, Inc.	39,053	293,288
First Industrial Realty Trust, Inc.	32,441	863,904
First Potomac Realty Trust	17,569	180,609
Four Corners Property Trust, Inc.	16,572	378,339
Franklin Street Properties Corp.	29,121	353,529
Getty Realty Corp.	7,340	185,482
Gladstone Commercial Corp.	7,491	154,839
Global Medical REIT, Inc.	4,986	45,273
Global Net Lease, Inc.	16,588	399,439
Government Properties Income Trust	20,137	421,467
Gramercy Property Trust	39,909	1,049,607

298

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate (continued)
Equity real estate investment trusts (continued)
Healthcare Realty Trust, Inc.	31,955	$1,038,538
Hersha Hospitality Trust	11,799	221,703
Hudson Pacific Properties, Inc.	30,218	1,046,752
Independence Realty Trust, Inc.	17,329	162,373
InfraREIT, Inc.	5,079	91,422
Investors Real Estate Trust	35,659	211,458
iStar, Inc. (I)	19,623	231,551
Kite Realty Group Trust	23,527	505,831
LaSalle Hotel Properties	30,107	871,598
Lexington Realty Trust	65,078	649,478
LTC Properties, Inc.	10,571	506,351
Mack-Cali Realty Corp.	25,281	681,070
MedEquities Realty Trust, Inc.	6,203	69,536
Medical Properties Trust, Inc.	83,154	1,071,855
Monmouth Real Estate Investment Corp.	18,671	266,435
Monogram Residential Trust, Inc.	47,550	474,074
National Health Investors, Inc.	10,420	756,805
National Storage Affiliates Trust	9,670	231,113
New Senior Investment Group, Inc.	22,225	226,695
NexPoint Residential Trust, Inc.	5,339	128,990
NorthStar Realty Europe Corp.	16,097	186,564
One Liberty Properties, Inc.	4,472	104,466
Parkway, Inc.	12,002	238,720
Pebblebrook Hotel Trust	20,239	591,181
Pennsylvania Real Estate Investment Trust	19,774	299,378
Physicians Realty Trust	38,144	757,921
Potlatch Corp.	11,712	535,238
Preferred Apartment Communities, Inc., Class A	7,517	99,300
PS Business Parks, Inc.	5,385	617,983
QTS Realty Trust, Inc., Class A	13,144	640,770
RAIT Financial Trust	30,185	96,592
Ramco-Gershenson Properties Trust	22,590	316,712
Retail Opportunity Investments Corp.	30,515	641,730
Rexford Industrial Realty, Inc.	18,603	418,940
RLJ Lodging Trust	34,442	809,731
Ryman Hospitality Properties, Inc.	12,207	754,759
Sabra Health Care REIT, Inc.	18,527	517,459
Saul Centers, Inc.	2,881	177,527
Select Income REIT	17,921	462,183
Seritage Growth Properties, Class A	7,135	307,875
Silver Bay Realty Trust Corp.	9,798	210,363
STAG Industrial, Inc.	21,494	537,780
Summit Hotel Properties, Inc.	24,387	389,704
Sunstone Hotel Investors, Inc.	61,161	937,598
Terreno Realty Corp.	12,776	357,728
The GEO Group, Inc.	21,054	976,274
Tier REIT, Inc.	13,733	238,405
UMH Properties, Inc.	7,990	121,528
Universal Health Realty Income Trust	3,493	225,299
Urban Edge Properties	25,291	665,153
Urstadt Biddle Properties, Inc., Class A	8,480	174,349
Washington Prime Group, Inc.	53,366	463,751
Washington Real Estate Investment Trust	20,684	646,996
Whitestone REIT	8,638	119,550

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate (continued)
Equity real estate investment trusts (continued)
Xenia Hotels & Resorts, Inc.	29,338	$500,800
		39,274,741
Real estate management and development - 0.5%
Alexander & Baldwin, Inc.	13,264	590,513
Altisource Portfolio Solutions SA (I)(L)	3,210	118,128
Consolidated-Tomoka Land Company	1,241	66,443
Forestar Group, Inc. (I)	9,921	135,422
FRP Holdings, Inc. (I)	1,926	77,040
HFF, Inc., Class A	10,351	286,412
Kennedy-Wilson Holdings, Inc.	23,651	525,052
Marcus & Millichap, Inc. (I)	4,502	110,659
RE/MAX Holdings, Inc., Class A	4,952	294,396
Stratus Properties, Inc. (L)	1,787	48,964
Tejon Ranch Company (I)	4,179	91,478
The RMR Group, Inc., Class A	1,750	86,625
The St. Joe Company (I)	14,639	249,595
		2,680,727
		41,955,468
Telecommunication services - 0.7%
Diversified telecommunication services - 0.6%
ATN International, Inc.	2,989	210,485
Cincinnati Bell, Inc. (I)	12,045	213,197
Cogent Communications Holdings, Inc.	11,704	503,857
Consolidated Communications Holdings, Inc. (L)	14,005	327,997
FairPoint Communications, Inc. (I)	6,327	105,028
General Communication, Inc., Class A (I)	7,757	161,346
Globalstar, Inc. (I)(L)	109,721	175,554
Hawaiian Telcom Holdco, Inc. (I)	1,915	43,873
IDT Corp., Class B	5,181	65,902
Iridium Communications, Inc. (I)(L)	23,936	230,982
Lumos Networks Corp. (I)	5,832	103,226
ORBCOMM, Inc. (I)	19,730	188,422
pdvWireless, Inc. (I)(L)	2,865	62,600
Straight Path Communications, Inc., Class B (I)(L)	2,610	93,882
Vonage Holdings Corp. (I)	54,056	341,634
Windstream Holdings, Inc. (L)	52,448	285,842
		3,113,827
Wireless telecommunication services - 0.1%
Boingo Wireless, Inc. (I)	10,616	137,902
NII Holdings, Inc. (I)(L)	16,832	21,882
Shenandoah Telecommunications Company	13,198	370,204
Spok Holdings, Inc.	6,226	118,294
		648,282
		3,762,109
Utilities - 3.5%
Electric utilities - 1.0%
ALLETE, Inc.	13,971	945,976
El Paso Electric Company	11,595	585,548

299

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities (continued)
Electric utilities (continued)
IDACORP, Inc.	14,205	$1,178,447
MGE Energy, Inc.	9,967	647,855
Otter Tail Corp.	10,936	414,474
PNM Resources, Inc.	22,531	833,647
Portland General Electric Company	25,077	1,113,920
Spark Energy, Inc., Class A (L)	1,394	44,538
		5,764,405
Gas utilities - 1.2%
Chesapeake Utilities Corp.	4,515	312,438
Delta Natural Gas Company, Inc.	2,275	69,046
New Jersey Resources Corp.	24,257	960,577
Northwest Natural Gas Company	7,756	458,380
ONE Gas, Inc.	14,477	978,645
South Jersey Industries, Inc.	22,643	807,223
Southwest Gas Holdings, Inc.	13,232	1,097,065
Spire, Inc.	12,546	846,855
WGL Holdings, Inc.	14,259	1,176,795
		6,707,024
Independent power and renewable electricity producers - 0.5%
Atlantic Power Corp. (I)	39,728	105,279
Atlantica Yield PLC	17,043	357,221
Dynegy, Inc. (I)	33,844	266,014
NRG Yield, Inc., Class A	10,091	175,482
NRG Yield, Inc., Class C	18,401	325,698
Ormat Technologies, Inc.	11,099	633,531
Pattern Energy Group, Inc.	19,366	389,838
TerraForm Global, Inc., Class A (I)	27,653	132,734
TerraForm Power, Inc., Class A (I)	25,139	310,969
		2,696,766
Multi-utilities - 0.5%
Avista Corp.	17,694	690,951
Black Hills Corp.	14,570	968,468
NorthWestern Corp.	13,720	805,364
Unitil Corp.	4,066	183,092
		2,647,875
Water utilities - 0.3%
American States Water Company	10,459	463,334
AquaVenture Holdings, Ltd. (I)(L)	2,439	41,634
Artesian Resources Corp., Class A	2,550	83,028
California Water Service Group	13,656	489,568
Connecticut Water Service, Inc.	3,166	168,273
Consolidated Water Company, Ltd.	4,882	56,875
Middlesex Water Company	4,591	169,637
SJW Group	4,637	223,596
The York Water Company	3,941	138,132
		1,834,077
		19,650,147
TOTAL COMMON STOCKS (Cost $380,373,501)		$536,008,007

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS - 0.0%
Industrials - 0.0%
Mueller Industries, Inc. 6.000%, 03/01/2027	80,000	$79,400
TOTAL CORPORATE BONDS (Cost $80,000)		$79,400

WARRANTS - 0.0%
Education Management Corp. (Expiration Date: 01/05/2022) (I)(N)	7,794	61
Imperial Holdings, Inc. (Expiration Date: 04/11/2019) (I)(N)	1,261	3
TOTAL WARRANTS (Cost $0)		$64

SECURITIES LENDING COLLATERAL - 7.1%
John Hancock Collateral Trust, 0.9609% (W)(Y)	3,935,792	39,383,105
TOTAL SECURITIES LENDING COLLATERAL (Cost $39,384,622)		$39,383,105

SHORT-TERM INVESTMENTS - 3.5%
Repurchase agreement - 3.5%
Repurchase Agreement with State Street Corp. dated 03/31/2017 at 0.220% to be repurchased at $19,280,353 on 04/03/2017, collateralized by $21,765,000 U.S. Treasury Bonds, 2.500% due 05/15/2046 (valued at $19,668,116, including interest)	$19,280,000	19,280,000
TOTAL SHORT-TERM INVESTMENTS (Cost $19,280,000)		$19,280,000
Total Investments (Small Cap Index Trust) (Cost $439,118,123) - 106.9%		$594,750,576
Other assets and liabilities, net - (6.9%)		(38,520,188)
TOTAL NET ASSETS - 100.0%		$556,230,388

Security Abbreviations and Legend

REIT	Real Estate Investment Trust
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 3-31-17. The value of securities on loan amounted to $37,937,954.
(N)	Strike price and/or expiration date not available.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 3-31-17.

300

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
Russell 2000 Mini Index Futures	300	Long	Jun 2017	$20,451,608	$20,766,000	$314,392
						$314,392

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

301

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 99.0%
Consumer discretionary - 13.1%
Auto components - 1.7%
Adient PLC	6,307	$458,330
American Axle & Manufacturing Holdings, Inc. (I)	3,385	63,570
Cooper Tire & Rubber Company	20,616	914,320
Cooper-Standard Holding, Inc. (I)	1,311	145,429
Dana, Inc.	3,023	58,374
Gentex Corp.	15,707	335,030
Gentherm, Inc. (I)	866	33,991
Modine Manufacturing Company (I)	6,862	83,716
Motorcar Parts of America, Inc. (I)	1,585	48,707
Shiloh Industries, Inc. (I)	1,515	20,649
Spartan Motors, Inc.	7,540	60,320
Standard Motor Products, Inc.	3,063	150,516
Strattec Security Corp.	924	25,687
Superior Industries International, Inc.	3,067	77,748
Tower International, Inc.	1,403	38,021
Visteon Corp. (I)	12,042	1,179,514
VOXX International Corp. (I)	3,131	16,281
		3,710,203
Automobiles - 0.0%
Winnebago Industries, Inc.	1,336	39,078
Distributors - 0.0%
Core-Mark Holding Company, Inc.	827	25,794
Weyco Group, Inc.	1,316	36,953
		62,747
Diversified consumer services - 1.0%
American Public Education, Inc. (I)	112	2,565
Ascent Capital Group, Inc., Class A (I)	3,168	44,764
Bridgepoint Education, Inc. (I)	3,463	36,950
Career Education Corp. (I)	16,001	139,209
Carriage Services, Inc.	1,797	48,735
DeVry Education Group, Inc.	5,378	190,650
Graham Holdings Company, Class B	516	309,368
Houghton Mifflin Harcourt Company (I)	3,821	38,783
K12, Inc. (I)	3,438	65,838
Lincoln Educational Services Corp. (I)	1,100	3,091
Regis Corp. (I)	4,970	58,248
ServiceMaster Global Holdings, Inc. (I)	28,697	1,198,100
Universal Technical Institute, Inc. (I)	3,087	10,650
		2,146,951
Hotels, restaurants and leisure - 2.5%
Ark Restaurants Corp.	64	1,619
Belmond, Ltd., Class A (I)	11,516	139,344
Biglari Holdings, Inc. (I)	1	432
Boyd Gaming Corp. (I)	59,534	1,310,343
Del Frisco’s Restaurant Group, Inc. (I)	609	10,992
Del Taco Restaurants, Inc. (I)	2,438	32,328
Dover Motorsports, Inc.	400	880
El Pollo Loco Holdings, Inc. (I)(L)	1,424	17,017
Fiesta Restaurant Group, Inc. (I)	830	20,086
ILG, Inc.	9,821	205,848
International Game Technology PLC	16,628	394,084
International Speedway Corp., Class A	2,111	78,001

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Intrawest Resorts Holdings, Inc. (I)	833	$20,833
La Quinta Holdings, Inc. (I)	4,600	62,192
Luby’s, Inc. (I)	6,251	19,441
Marriott Vacations Worldwide Corp.	2,957	295,493
Monarch Casino & Resort, Inc. (I)	1,278	37,752
Panera Bread Company, Class A (I)	4,819	1,261,952
Papa John’s International, Inc.	14,768	1,182,031
Potbelly Corp. (I)	2,073	28,815
RCI Hospitality Holdings, Inc.	2,439	42,243
Red Lion Hotels Corp. (I)	3,000	21,150
Red Robin Gourmet Burgers, Inc. (I)	1,300	75,985
Ruby Tuesday, Inc. (I)	9,400	26,414
Speedway Motorsports, Inc.	5,924	111,608
The Marcus Corp.	3,316	106,444
The Wendy’s Company	6,188	84,219
		5,587,546
Household durables - 2.7%
AV Homes, Inc. (I)(L)	1,798	29,577
Bassett Furniture Industries, Inc.	2,333	62,758
Beazer Homes USA, Inc. (I)	48,557	588,996
CalAtlantic Group, Inc.	9,544	357,423
Cavco Industries, Inc. (I)	606	70,538
Century Communities, Inc. (I)	549	13,945
CSS Industries, Inc.	976	25,298
Emerson Radio Corp. (I)	4,869	6,622
Ethan Allen Interiors, Inc.	1,706	52,289
Flexsteel Industries, Inc.	1,750	88,200
Helen of Troy, Ltd. (I)	14,114	1,329,539
Hooker Furniture Corp.	2,555	79,333
La-Z-Boy, Inc.	43,347	1,170,369
Libbey, Inc.	1,103	16,082
Lifetime Brands, Inc.	2,931	58,913
M/I Homes, Inc. (I)	2,195	53,778
MDC Holdings, Inc.	4,439	133,392
Meritage Homes Corp. (I)	3,432	126,298
NACCO Industries, Inc., Class A	700	48,860
PulteGroup, Inc.	31,820	749,361
Taylor Morrison Home Corp., Class A (I)	1,532	32,662
Toll Brothers, Inc. (I)	15,015	542,192
TopBuild, Corp. (I)	2,306	108,382
TRI Pointe Group, Inc. (I)	16,198	203,123
William Lyon Homes, Class A (I)	2,694	55,550
		6,003,480
Internet and direct marketing retail - 0.1%
1-800-Flowers.com, Inc., Class A (I)	3,234	32,987
FTD Companies, Inc. (I)	1,934	38,951
Liberty TripAdvisor Holdings, Inc., Class A (I)	4,522	63,760
Overstock.com, Inc. (I)	1,209	20,795
Shutterfly, Inc. (I)	532	25,690
		182,183

302

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Leisure products - 0.2%
Callaway Golf Company	9,628	$106,582
Escalade, Inc.	3,529	45,524
JAKKS Pacific, Inc. (I)(L)	2,278	12,529
Johnson Outdoors, Inc., Class A	2,170	79,205
Vista Outdoor, Inc. (I)	2,526	52,010
		295,850
Media - 1.2%
A H Belo Corp., Class A	4,238	26,064
AMC Entertainment Holdings, Inc., Class A	4,473	140,676
Ballantyne Strong, Inc. (I)	1,114	6,684
Beasley Broadcast Group, Inc., Class A	502	5,823
Entercom Communications Corp., Class A (L)	5,660	80,938
Gannett Company, Inc.	8,543	71,590
Global Eagle Entertainment, Inc. (I)	1,300	4,147
Gray Television, Inc. (I)	7,587	110,012
Harte-Hanks, Inc. (I)	8,315	11,641
Media General, Inc. (I)	292	87
Meredith Corp.	3,097	200,066
New Media Investment Group, Inc.	2,560	36,378
News Corp., Class A	32,444	421,772
News Corp., Class B	10,765	145,328
Radio One, Inc., Class D (I)	2,400	7,920
Reading International, Inc., Class A (I)	1,100	17,094
Salem Media Group, Inc.	4,439	33,071
Scholastic Corp.	2,233	95,059
TEGNA, Inc.	19,139	490,341
The EW Scripps Company, Class A (I)	5,843	136,960
The Madison Square Garden Company, Class A (I)	1,574	314,344
The McClatchy Company, Class A (I)	844	8,161
The New York Times Company, Class A	10,713	154,267
Time, Inc.	7,065	136,708
Tribune Media Company, Class A	1,811	67,496
		2,722,627
Multiline retail - 0.4%
Dillard’s, Inc., Class A (L)	3,429	179,131
Fred’s, Inc., Class A (L)	2,000	26,200
J.C. Penney Company, Inc. (I)(L)	23,315	143,620
Kohl’s Corp.	13,037	519,003
Ollie’s Bargain Outlet Holdings, Inc. (I)	1,904	63,784
Tuesday Morning Corp. (I)	2,100	7,875
		939,613
Specialty retail - 3.0%
Aaron’s, Inc.	7,340	218,292
Abercrombie & Fitch Company, Class A (L)	4,087	48,758
America’s Car-Mart, Inc. (I)(L)	1,063	38,746
American Eagle Outfitters, Inc.	62,707	879,779
Ascena Retail Group, Inc. (I)	11,786	50,208
AutoNation, Inc. (I)	8,182	346,017

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Specialty retail (continued)
Barnes & Noble Education, Inc. (I)	6,174	$59,209
Barnes & Noble, Inc.	6,995	64,704
Bed Bath & Beyond, Inc.	4,905	193,551
Big 5 Sporting Goods Corp. (L)	2,004	30,260
Build-A-Bear Workshop, Inc. (I)	2,470	21,860
Caleres, Inc.	5,467	144,438
Chico’s FAS, Inc.	5,897	83,737
Christopher & Banks Corp. (I)	488	722
Citi Trends, Inc.	3,192	54,264
Conn’s, Inc. (I)	76	665
Dick’s Sporting Goods, Inc.	2,599	126,467
DSW, Inc., Class A	6,370	131,732
Express, Inc. (I)	3,676	33,488
GameStop Corp., Class A (L)	10,093	227,597
Genesco, Inc. (I)	2,034	112,785
Group 1 Automotive, Inc.	2,247	166,458
Guess?, Inc.	6,368	71,003
Haverty Furniture Companies, Inc.	1,920	46,752
Lithia Motors, Inc., Class A	767	65,694
MarineMax, Inc. (I)	3,599	77,918
New York & Company, Inc. (I)	5,638	10,994
Office Depot, Inc.	33,557	156,543
Party City Holdco, Inc. (I)(L)	633	8,894
Penske Automotive Group, Inc.	8,306	388,804
Perfumania Holdings, Inc. (I)	848	1,102
Pier 1 Imports, Inc.	6,713	48,065
Rent-A-Center, Inc. (L)	6,831	60,591
Sally Beauty Holdings, Inc. (I)	31,853	651,075
Shoe Carnival, Inc.	2,051	50,393
Signet Jewelers, Ltd.	1,106	76,613
Sonic Automotive, Inc., Class A	1,811	36,311
Stage Stores, Inc. (L)	5,877	15,221
Staples, Inc.	53,600	470,072
Tandy Leather Factory, Inc. (I)	1,690	13,858
The Cato Corp., Class A	1,957	42,976
The Finish Line, Inc., Class A	3,829	54,487
The Michaels Companies, Inc. (I)	47,671	1,067,354
Tilly’s, Inc., Class A	712	6,422
Trans World Entertainment Corp. (I)	6,243	10,613
Urban Outfitters, Inc. (I)	1,289	30,627
Vitamin Shoppe, Inc. (I)	1,983	39,957
West Marine, Inc. (I)	5,421	51,716
Zumiez, Inc. (I)	2,122	38,833
		6,626,625
Textiles, apparel and luxury goods - 0.3%
Culp, Inc.	334	10,421
Deckers Outdoor Corp. (I)	2,831	169,096
Delta Apparel, Inc. (I)	500	8,815
Fossil Group, Inc. (I)(L)	1,707	29,787
G-III Apparel Group, Ltd. (I)	2,651	58,030
Iconix Brand Group, Inc. (I)	5,365	40,345
Lakeland Industries, Inc. (I)	1,110	11,933
Movado Group, Inc.	1,758	43,862

303

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Textiles, apparel and luxury goods (continued)
Perry Ellis International, Inc. (I)	2,088	$44,850
Rocky Brands, Inc.	1,478	17,071
Superior Uniform Group, Inc.	663	12,332
Unifi, Inc. (I)	2,910	82,615
Vera Bradley, Inc. (I)	518	4,823
Wolverine World Wide, Inc.	6,487	161,980
		695,960
		29,012,863
Consumer staples - 2.7%
Beverages - 0.1%
Craft Brew Alliance, Inc. (I)	2,909	38,835
MGP Ingredients, Inc.	1,926	104,447
		143,282
Food and staples retailing - 0.3%
Ingles Markets, Inc., Class A	2,495	107,659
Performance Food Group Company (I)	2,193	52,193
Smart & Final Stores, Inc. (I)	429	5,191
SpartanNash Company	4,194	146,748
The Andersons, Inc.	3,784	143,414
The Chefs’ Warehouse, Inc. (I)	1,493	20,753
United Natural Foods, Inc. (I)	3,818	165,052
Village Super Market, Inc., Class A	685	18,153
Weis Markets, Inc.	3,071	183,185
		842,348
Food products - 1.9%
Alico, Inc.	341	9,002
Cal-Maine Foods, Inc. (L)	300	11,040
Darling Ingredients, Inc. (I)	13,547	196,702
Dean Foods Company	8,717	171,376
Farmer Brothers Company (I)	327	11,559
Fresh Del Monte Produce, Inc.	3,135	185,686
Ingredion, Inc.	116	13,970
John B. Sanfilippo & Son, Inc.	1,542	112,859
Landec Corp. (I)	3,130	37,560
Limoneira Company	199	4,161
Omega Protein Corp.	3,135	62,857
Pinnacle Foods, Inc.	30,236	1,749,757
Post Holdings, Inc. (I)	3,890	340,453
Sanderson Farms, Inc.	2,059	213,807
Seaboard Corp.	58	241,829
Seneca Foods Corp., Class A (I)	1,409	50,865
TreeHouse Foods, Inc. (I)	10,529	891,385
		4,304,868
Household products - 0.2%
Central Garden & Pet Company (I)(L)	2,553	94,640
Central Garden & Pet Company, Class A (I)	7,962	276,441
Oil-Dri Corp. of America	531	19,790
Orchids Paper Products Company (L)	1,176	28,224
		419,095

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples (continued)
Personal products - 0.1%
Inter Parfums, Inc.	1,604	$58,626
Mannatech, Inc.	276	4,499
Natural Alternatives International, Inc. (I)	200	1,760
Nutraceutical International Corp.	1,493	46,507
		111,392
Tobacco - 0.1%
Universal Corp.	2,175	153,881
		5,974,866
Energy - 7.1%
Energy equipment and services - 2.8%
Archrock, Inc.	12,331	152,904
Atwood Oceanics, Inc. (I)(L)	6,364	60,649
Bristow Group, Inc.	4,775	72,628
CARBO Ceramics, Inc. (I)(L)	883	11,514
Dawson Geophysical Company (I)	3,760	20,906
Dril-Quip, Inc. (I)	3,610	196,926
ENGlobal Corp. (I)	4,600	8,510
Ensco PLC, Class A	11,434	102,334
Era Group, Inc. (I)	4,560	60,466
Exterran Corp. (I)	4,737	148,979
Forum Energy Technologies, Inc. (I)	55,872	1,156,550
Geospace Technologies Corp. (I)	516	8,375
Gulf Island Fabrication, Inc.	3,019	34,869
Helix Energy Solutions Group, Inc. (I)	14,129	109,782
Helmerich & Payne, Inc. (L)	7,617	507,064
Hornbeck Offshore Services, Inc. (I)(L)	5,300	23,479
Matrix Service Company (I)	2,731	45,062
McDermott International, Inc. (I)	20,409	137,761
Mitcham Industries, Inc. (I)	2,431	11,912
Nabors Industries, Ltd.	33,513	438,015
Natural Gas Services Group, Inc. (I)	2,620	68,251
Newpark Resources, Inc. (I)	12,359	100,108
Noble Corp. PLC (L)	17,780	110,058
Oceaneering International, Inc.	8,109	219,592
Oil States International, Inc. (I)	4,041	133,959
Pacific Drilling SA (I)(L)	3,449	7,657
Parker Drilling Company (I)	22,288	39,004
Patterson-UTI Energy, Inc.	3,545	86,037
PHI, Inc. (I)	2,850	34,143
PHI, Inc. (I)	443	5,139
Pioneer Energy Services Corp. (I)	7,371	29,484
RigNet, Inc. (I)	208	4,462
Rowan Companies PLC, Class A (I)(L)	12,998	202,509
SEACOR Holdings, Inc. (I)	2,419	167,371
Superior Energy Services, Inc. (I)	71,425	1,018,521
Tesco Corp. (I)	9,436	75,960
TETRA Technologies, Inc. (I)	4,581	18,645
Transocean, Ltd. (I)(L)	33,709	419,677
Unit Corp. (I)	6,259	151,217
		6,200,479
Oil, gas and consumable fuels - 4.3%
Adams Resources & Energy, Inc.	724	27,041

304

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Oil, gas and consumable fuels (continued)
Alon USA Energy, Inc.	7,477	$91,145
Antero Resources Corp. (I)	7,040	160,582
Bill Barrett Corp. (I)	4,721	21,481
Clayton Williams Energy, Inc. (I)(L)	1,047	138,288
Clean Energy Fuels Corp. (I)	2,465	6,286
Cloud Peak Energy, Inc. (I)	3,741	17,134
CONSOL Energy, Inc. (I)	18,164	304,792
Contango Oil & Gas Company (I)	3,786	27,714
CVR Energy, Inc. (L)	2,759	55,401
Delek US Holdings, Inc.	6,414	155,668
Denbury Resources, Inc. (I)(L)	38,287	98,780
DHT Holdings, Inc.	3,733	16,687
Dorian LPG, Ltd. (I)	1,618	17,038
Eclipse Resources Corp. (I)	5,073	12,885
Energen Corp. (I)	22,257	1,211,671
GasLog, Ltd. (L)	1,604	24,621
Green Plains, Inc.	5,268	130,383
HollyFrontier Corp.	15,221	431,363
International Seaways, Inc. (I)	286	5,468
Kosmos Energy, Ltd. (I)	9,831	65,474
Murphy Oil Corp.	14,395	411,553
Newfield Exploration Company (I)	28,440	1,049,720
Oasis Petroleum, Inc. (I)	18,941	270,099
Overseas Shipholding Group, Inc., Class A (I)	861	3,323
Pacific Ethanol, Inc. (I)	1,123	7,693
Panhandle Oil and Gas, Inc., Class A	557	10,694
Parsley Energy, Inc., Class A (I)	29,425	956,607
PBF Energy, Inc., Class A (L)	9,324	206,713
PDC Energy, Inc. (I)	4,882	304,393
Renewable Energy Group, Inc. (I)	4,097	42,814
REX American Resources Corp. (I)	129	11,673
Rice Energy, Inc. (I)	12,586	298,288
RSP Permian, Inc. (I)	43,540	1,803,862
Scorpio Tankers, Inc.	16,932	75,148
SemGroup Corp., Class A	3,417	123,012
Ship Finance International, Ltd. (L)	1,300	19,110
Targa Resources Corp.	525	31,448
Teekay Corp. (L)	286	2,617
Teekay Tankers, Ltd., Class A	1,778	3,645
Western Refining, Inc.	7,063	247,699
Whiting Petroleum Corp. (I)	19,212	181,746
World Fuel Services Corp.	3,341	121,111
WPX Energy, Inc. (I)	23,450	313,996
		9,516,866
		15,717,345
Financials - 22.7%
Banks - 11.9%
1st Source Corp.	2,392	112,304
American National Bankshares, Inc.	991	36,915
American River Bankshares	2,249	33,330
Associated Banc-Corp.	13,919	339,624

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
Banc of California, Inc. (L)	1,420	$29,394
BancFirst Corp.	1,402	126,040
BancorpSouth, Inc.	5,875	177,719
Bank of Commerce Holdings	3,606	38,584
Bank of the Ozarks, Inc.	25,864	1,345,187
BankUnited, Inc.	29,717	1,108,741
Banner Corp.	3,129	174,098
Bar Harbor Bankshares	2,607	86,240
BCB Bancorp, Inc.	1,477	24,592
Berkshire Hills Bancorp, Inc.	3,493	125,923
Blue Hills Bancorp, Inc.	206	3,677
BNC Bancorp	538	18,857
BOK Financial Corp.	1,108	86,723
Boston Private Financial Holdings, Inc.	7,971	130,724
Bridge Bancorp, Inc.	369	12,915
Brookline Bancorp, Inc.	7,510	117,532
Bryn Mawr Bank Corp.	1,969	77,776
C&F Financial Corp.	627	29,030
California First National Bancorp	1,653	26,779
Camden National Corp.	1,722	75,837
Capital Bank Financial Corp., Class A	935	40,579
Capital City Bank Group, Inc.	1,865	39,892
Cardinal Financial Corp.	4,331	129,670
Cascade Bancorp (I)	79	609
CenterState Banks, Inc.	3,102	80,342
Central Pacific Financial Corp.	2,960	90,398
Century Bancorp, Inc., Class A	836	50,850
Chemical Financial Corp.	3,971	203,117
Chemung Financial Corp.	966	38,157
City Holding Company	573	36,947
CNB Financial Corp.	1,962	46,872
Columbia Banking System, Inc.	4,816	187,776
Community Bank Systems, Inc.	2,401	132,007
Community Trust Bancorp, Inc.	1,888	86,376
ConnectOne Bancorp, Inc.	577	13,992
Customers Bancorp, Inc. (I)	900	28,377
Eastern Virginia Bankshares, Inc.	2,996	31,398
Enterprise Bancorp, Inc.	246	8,551
Enterprise Financial Services Corp.	1,453	61,607
Farmers Capital Bank Corp.	1,551	62,660
FCB Financial Holdings, Inc., Class A (I)	2,022	100,190
Fidelity Southern Corp.	3,081	68,953
Financial Institutions, Inc.	1,481	48,799
First Bancorp	2,056	60,220
First BanCorp (I)	30,569	172,715
First Bancorp, Inc.	1,769	48,205
First Busey Corp.	841	24,725
First Business Financial Services, Inc.	1,366	35,461
First Citizens BancShares, Inc., Class A	641	214,972
First Commonwealth Financial Corp.	10,189	135,106
First Community Bancshares, Inc.	2,201	54,959
First Connecticut Bancorp, Inc.	1,636	40,573
First Financial Bancorp	4,968	136,372
First Financial Corp.	1,128	53,580

305

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
First Financial Northwest, Inc.	1,100	$19,437
First Foundation, Inc. (I)	522	8,096
First Interstate BancSystem, Inc., Class A	1,660	65,819
First Merchants Corp.	3,883	152,680
First Midwest Bancorp, Inc.	7,500	177,600
First NBC Bank Holding Company (I)	102	408
First Northwest Bancorp (I)	800	12,400
First South Bancorp, Inc.	1,628	19,748
Flushing Financial Corp.	3,421	91,922
FNB Corp.	13,954	207,496
Fulton Financial Corp.	15,664	279,602
Great Southern Bancorp, Inc.	1,329	67,115
Great Western Bancorp, Inc.	37,096	1,573,241
Guaranty Bancorp	1,984	48,310
Hancock Holding Company	7,019	319,715
Hanmi Financial Corp.	3,082	94,772
Heartland Financial USA, Inc.	2,428	121,279
Heritage Commerce Corp.	2,225	31,373
Heritage Financial Corp.	1,481	36,655
Hilltop Holdings, Inc.	6,466	177,621
HomeTrust Bancshares, Inc. (I)	560	13,160
Hope Bancorp, Inc.	11,326	217,119
Horizon Bancorp	2,166	56,793
IBERIABANK Corp.	19,604	1,550,676
Independent Bank Corp. (MA)	823	53,495
Independent Bank Corp. (MI)	206	4,264
Independent Bank Group, Inc.	760	48,868
International Bancshares Corp.	6,888	243,835
Investors Bancorp, Inc.	28,834	414,633
Lakeland Bancorp, Inc.	4,261	83,516
LegacyTexas Financial Group, Inc.	3,326	132,707
Macatawa Bank Corp.	5,091	50,299
MainSource Financial Group, Inc.	3,025	99,613
MB Financial, Inc.	5,207	222,964
MBT Financial Corp.	3,223	36,581
Mercantile Bank Corp.	1,266	43,550
Merchants Bancshares, Inc.	1,017	49,528
MidSouth Bancorp, Inc.	1,822	27,877
MidWestOne Financial Group, Inc.	1,343	46,051
National Bank Holdings Corp., Class A	1,336	43,420
NBT Bancorp, Inc.	3,823	141,719
Northrim BanCorp, Inc.	1,530	45,977
Norwood Financial Corp.	792	32,567
OFG Bancorp (L)	6,515	76,877
Old Line Bancshares, Inc.	601	17,116
Old National Bancorp	12,650	219,478
Old Second Bancorp, Inc.	2,721	30,611
Opus Bank	1,848	37,237
Pacific Continental Corp.	2,749	67,351
Pacific Mercantile Bancorp (I)	2,510	18,951
PacWest Bancorp	9,702	516,729
Park Sterling Corp.	7,487	92,165
Peapack Gladstone Financial Corp.	1,625	48,084
Penns Woods Bancorp, Inc. (L)	792	34,412

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
People’s United Financial, Inc.	29,340	$533,988
People’s Utah Bancorp	518	13,701
Peoples Bancorp, Inc.	2,153	68,164
Pinnacle Financial Partners, Inc.	18,859	1,253,181
Popular, Inc.	7,939	323,355
Preferred Bank	1,591	85,373
Premier Financial Bancorp, Inc.	2,257	47,465
Prosperity Bancshares, Inc.	6,185	431,156
QCR Holdings, Inc.	1,211	51,286
Renasant Corp.	4,029	159,911
Republic Bancorp, Inc., Class A	1,724	59,288
Republic First Bancorp, Inc. (I)	3,612	29,980
S&T Bancorp, Inc.	3,436	118,886
Sandy Spring Bancorp, Inc.	2,800	114,772
Seacoast Banking Corp. of Florida (I)	1,191	28,560
Shore Bancshares, Inc.	2,225	37,180
Sierra Bancorp	2,175	59,660
Simmons First National Corp., Class A	2,157	118,959
South State Corp.	1,779	158,954
Southern National Bancorp of Virginia, Inc.	1,959	33,166
Southside Bancshares, Inc.	916	30,750
Southwest Bancorp, Inc.	2,459	64,303
State Bank Financial Corp.	2,215	57,856
Stonegate Bank	307	14,457
Suffolk Bancorp	1,938	78,315
Sun Bancorp, Inc.	743	18,129
Synovus Financial Corp.	33,330	1,367,197
TCF Financial Corp.	15,413	262,329
Texas Capital Bancshares, Inc. (I)	2,127	177,498
The Bancorp, Inc. (I)	3,062	15,616
The First of Long Island Corp.	420	11,361
Towne Bank	4,414	143,014
TriCo Bancshares	400	14,212
TriState Capital Holdings, Inc. (I)	709	16,555
Trustmark Corp.	6,295	200,118
Umpqua Holdings Corp.	20,754	368,176
Union Bankshares Corp.	4,542	159,788
United Community Banks, Inc.	5,084	140,776
Univest Corp. of Pennsylvania	2,460	63,714
Valley National Bancorp	20,233	238,749
Washington Trust Bancorp, Inc.	444	21,889
Webster Financial Corp.	27,670	1,384,607
WesBanco, Inc.	4,056	154,574
Western Alliance Bancorp (I)	28,287	1,388,609
Wintrust Financial Corp.	3,953	273,231
Zions Bancorporation	17,428	731,976
		26,351,844
Capital markets - 2.0%
Cowen Group, Inc., Class A (I)(L)	5,088	76,066
E*TRADE Financial Corp. (I)	39,283	1,370,584
GAIN Capital Holdings, Inc.	2,895	24,115
INTL. FCStone, Inc. (I)	1,705	64,722

306

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Capital markets (continued)
Investment Technology Group, Inc.	2,461	$49,835
KCG Holdings, Inc., Class A (I)	3,864	68,895
Lazard, Ltd., Class A	25,820	1,187,462
Legg Mason, Inc.	9,901	357,525
Oppenheimer Holdings, Inc., Class A	3,213	54,942
Piper Jaffray Companies	15,206	970,903
Stifel Financial Corp. (I)	4,762	239,005
Virtus Investment Partners, Inc.	151	15,991
Waddell & Reed Financial, Inc., Class A	2,483	42,211
		4,522,256
Consumer finance - 1.1%
Asta Funding, Inc. (I)	344	2,821
Encore Capital Group, Inc. (I)(L)	2,320	71,456
Enova International, Inc. (I)	1,200	17,820
EZCORP, Inc., Class A (I)	3,087	25,159
FirstCash, Inc.	1,812	89,060
Green Dot Corp., Class A (I)	4,423	147,551
Navient Corp.	27,272	402,535
Nelnet, Inc., Class A	3,424	150,177
Nicholas Financial, Inc. (I)	75	797
PRA Group, Inc. (I)	1,191	39,482
Regional Management Corp. (I)	573	11,133
Santander Consumer USA Holdings, Inc. (I)	18,561	247,233
SLM Corp. (I)	95,699	1,157,958
		2,363,182
Diversified financial services - 0.1%
FNFV Group (I)	1,524	20,193
Leucadia National Corp.	1,802	46,852
Marlin Business Services Corp.	1,698	43,724
NewStar Financial, Inc.	5,739	60,719
PICO Holdings, Inc. (I)	2,493	34,902
Voya Financial, Inc.	933	35,417
		241,807
Insurance - 6.2%
Allied World Assurance Company Holdings AG	9,438	501,158
Ambac Financial Group, Inc. (I)	1,536	28,969
American Equity Investment Life Holding Company	8,399	198,468
American Financial Group, Inc.	15,210	1,451,338
American National Insurance Company	1,733	204,546
AmTrust Financial Services, Inc.	2,614	48,254
Argo Group International Holdings, Ltd.	3,123	211,739
Aspen Insurance Holdings, Ltd.	6,285	327,134
Assurant, Inc.	6,119	585,405
Assured Guaranty, Ltd.	12,060	447,547
Axis Capital Holdings, Ltd.	8,729	585,105
Baldwin & Lyons, Inc., Class B	1,154	28,215
CNO Financial Group, Inc.	76,504	1,568,332
Donegal Group, Inc., Class A	2,876	50,675
EMC Insurance Group, Inc.	2,830	79,410

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Insurance (continued)
Employers Holdings, Inc.	2,717	$103,110
Enstar Group, Ltd. (I)	779	149,023
FBL Financial Group, Inc., Class A	4,295	281,108
Federated National Holding Company	1,090	18,999
First American Financial Corp.	2,691	105,702
Genworth Financial, Inc., Class A (I)	14,291	58,879
Global Indemnity, Ltd. (I)	2,945	113,353
Greenlight Capital Re, Ltd., Class A (I)	2,616	57,814
Hallmark Financial Services, Inc. (I)	4,008	44,288
HCI Group, Inc. (L)	297	13,537
Heritage Insurance Holdings, Inc.	657	8,390
Horace Mann Educators Corp.	30,875	1,267,419
Independence Holding Company	3,740	69,564
Infinity Property & Casualty Corp.	441	42,116
Investors Title Company	189	29,890
James River Group Holdings, Ltd.	273	11,701
Kemper Corp.	5,415	216,059
Maiden Holdings, Ltd.	7,320	102,480
MBIA, Inc. (I)	12,961	109,780
National General Holdings Corp.	2,467	58,616
National Western Life Group, Inc., Class A	221	67,219
Old Republic International Corp.	20,494	419,717
OneBeacon Insurance Group, Ltd., Class A	889	14,224
ProAssurance Corp.	190	11,448
Reinsurance Group of America, Inc.	2,144	272,245
RenaissanceRe Holdings, Ltd.	3,865	559,072
Safety Insurance Group, Inc.	1,060	74,306
Selective Insurance Group, Inc.	5,508	259,702
State Auto Financial Corp.	4,187	114,933
State National Companies, Inc.	194	2,794
Stewart Information Services Corp.	2,162	95,517
The Hanover Insurance Group, Inc.	17,439	1,570,556
The Navigators Group, Inc.	3,786	205,580
United Fire Group, Inc.	2,597	111,074
Validus Holdings, Ltd.	7,341	413,959
White Mountains Insurance Group, Ltd.	336	295,640
		13,666,109
Thrifts and mortgage finance - 1.4%
ASB Bancorp, Inc. (I)	799	27,166
Astoria Financial Corp.	16,177	331,790
Bank Mutual Corp.	8,251	77,559
BankFinancial Corp.	3,166	45,970
Beneficial Bancorp, Inc. (I)	2,460	39,360
Capitol Federal Financial, Inc.	13,078	191,331
Clifton Bancorp, Inc.	686	11,106
Dime Community Bancshares, Inc.	3,601	73,100
ESSA Bancorp, Inc.	897	13,078
EverBank Financial Corp.	4,446	86,608
Federal Agricultural Mortgage Corp., Class C	1,163	66,954
First Defiance Financial Corp.	1,110	54,956
Flagstar Bancorp, Inc. (I)	5,241	147,744
Home Bancorp, Inc.	902	30,443

307

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Thrifts and mortgage finance (continued)
HomeStreet, Inc. (I)	1,732	$48,409
HopFed Bancorp, Inc.	1,799	25,726
Kearny Financial Corp.	3,637	54,737
Meridian Bancorp, Inc.	1,625	29,738
Meta Financial Group, Inc.	965	85,403
New York Community Bancorp, Inc.	17,161	239,739
NMI Holdings, Inc., Class A (I)	1,287	14,672
Northfield Bancorp, Inc.	4,819	86,838
Northwest Bancshares, Inc.	8,845	148,950
OceanFirst Financial Corp.	703	19,807
Oritani Financial Corp.	4,658	79,186
PHH Corp. (I)	6,474	82,414
Provident Financial Holdings, Inc.	1,778	33,160
Provident Financial Services, Inc.	4,435	114,645
Prudential Bancorp, Inc.	1,696	30,274
Radian Group, Inc.	13,453	241,616
Riverview Bancorp, Inc.	5,483	39,203
SI Financial Group, Inc.	2,433	34,184
Southern Missouri Bancorp, Inc.	1,012	35,946
Territorial Bancorp, Inc.	1,722	53,675
TierOne Corp. (I)	2,328	1
TrustCo Bank Corp.	9,134	71,702
United Community Financial Corp.	4,635	38,656
United Financial Bancorp, Inc.	4,950	84,200
Walker & Dunlop, Inc. (I)	1,536	64,036
Washington Federal, Inc.	2,236	74,012
Waterstone Financial, Inc.	3,099	56,557
Western New England Bancorp, Inc.	4,739	49,760
WSFS Financial Corp.	1,744	80,137
		3,214,548
		50,359,746
Health care - 8.1%
Biotechnology - 0.8%
Achillion Pharmaceuticals, Inc. (I)	2,771	11,666
Acorda Therapeutics, Inc. (I)	1,660	34,860
Aptevo Therapeutics, Inc. (I)	2,502	5,154
Chimerix, Inc. (I)	2,352	15,006
Emergent BioSolutions, Inc. (I)	2,728	79,221
Enanta Pharmaceuticals, Inc. (I)	986	30,369
Infinity Pharmaceuticals, Inc. (I)	5,250	16,958
Neurocrine Biosciences, Inc. (I)	21,697	939,480
Retrophin, Inc. (I)	34,871	643,719
Zafgen, Inc. (I)	5,073	23,640
		1,800,073
Health care equipment and supplies - 3.0%
Analogic Corp.	14,613	1,109,127
AngioDynamics, Inc. (I)	6,177	107,171
Anika Therapeutics, Inc. (I)	234	10,165
CONMED Corp.	3,232	143,533
CryoLife, Inc. (I)	4,002	66,633
Exactech, Inc. (I)	1,446	36,439
Globus Medical, Inc., Class A (I)	1,218	36,077

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Health care equipment and supplies (continued)
Haemonetics Corp. (I)	2,060	$83,574
Halyard Health, Inc. (I)	3,800	144,742
Hill-Rom Holdings, Inc.	24,505	1,730,053
Integer Holdings Corp. (I)	3,335	134,067
Invacare Corp.	3,396	40,412
Kewaunee Scientific Corp.	83	1,913
MedCath Corp. (I)	3,806	1,903
Merit Medical Systems, Inc. (I)	4,579	132,333
Misonix, Inc. (I)	303	3,545
Natus Medical, Inc. (I)	613	24,060
Nevro Corp. (I)	12,344	1,156,633
Nuvectra Corp. (I)	1,111	7,588
OraSure Technologies, Inc. (I)	3,979	51,448
Orthofix International NV (I)	241	9,194
RTI Surgical, Inc. (I)	4,931	19,724
SeaSpine Holdings Corp. (I)	580	4,553
Span-America Medical Systems, Inc.	684	14,638
Wright Medical Group NV (I)	50,820	1,581,518
		6,651,043
Health care providers and services - 1.9%
Acadia Healthcare Company, Inc. (I)(L)	20,188	880,197
Aceto Corp.	2,914	46,070
Addus HomeCare Corp. (I)	1,427	45,664
Air Methods Corp. (I)	2,139	91,977
Almost Family, Inc. (I)	1,286	62,500
Brookdale Senior Living, Inc. (I)	14,058	188,799
Community Health Systems, Inc. (I)	7,907	70,135
Cross Country Healthcare, Inc. (I)	2,734	39,260
Digirad Corp.	3,100	16,430
Envision Healthcare Corp. (I)	276	16,924
Five Star Senior Living, Inc. (I)	1,834	3,943
HealthEquity, Inc. (I)	4	170
Kindred Healthcare, Inc.	9,022	75,334
LHC Group, Inc. (I)	2,286	123,215
LifePoint Health, Inc. (I)	4,269	279,620
Magellan Health, Inc. (I)	2,490	171,935
MEDNAX, Inc. (I)	862	59,806
Molina Healthcare, Inc. (I)	5,319	242,546
National HealthCare Corp.	2,084	148,589
Owens & Minor, Inc.	5,919	204,797
PharMerica Corp. (I)	4,058	94,957
Quorum Health Corp. (I)	2,853	15,520
Select Medical Holdings Corp. (I)	15,976	213,280
The Ensign Group, Inc.	1,260	23,688
The Providence Service Corp. (I)	722	32,086
Tivity Health, Inc. (I)	24,420	710,622
Triple-S Management Corp., Class B (I)	2,626	46,139
Universal American Corp. (I)	6,255	62,362
WellCare Health Plans, Inc. (I)	2,452	343,795
		4,310,360
Health care technology - 0.6%
HealthStream, Inc. (I)	1,369	33,171

308

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Health care technology (continued)
HMS Holdings Corp. (I)	57,627	$1,171,557
Micron Solutions, Inc. (I)	200	804
Omnicell, Inc. (I)	1,102	44,796
		1,250,328
Life sciences tools and services - 0.6%
Cambrex Corp. (I)	19,657	1,082,118
Harvard Bioscience, Inc. (I)	6,562	17,061
Luminex Corp.	2,011	36,942
VWR Corp. (I)	6,007	169,397
		1,305,518
Pharmaceuticals - 1.2%
Amphastar Pharmaceuticals, Inc. (I)	1,138	16,501
Cumberland Pharmaceuticals, Inc. (I)	956	6,635
Endo International PLC (I)	7,506	83,767
FRD Acquisition Company (I)	5,160	3,493
Horizon Pharma PLC (I)	703	10,390
Mallinckrodt PLC (I)	3,268	145,655
Phibro Animal Health Corp., Class A	30,310	851,711
Prestige Brands Holdings, Inc. (I)	1,411	78,395
SciClone Pharmaceuticals, Inc. (I)	1,021	10,006
Supernus Pharmaceuticals, Inc. (I)	41,442	1,297,135
Taro Pharmaceutical Industries, Ltd. (I)(L)	345	40,234
Tetraphase Pharmaceuticals, Inc. (I)	2,506	23,030
Zogenix, Inc. (I)(L)	1,072	11,631
		2,578,583
		17,895,905
Industrials - 20.0%
Aerospace and defense - 2.1%
AAR Corp.	4,565	153,521
Aerovironment, Inc. (I)	969	27,161
BWX Technologies, Inc.	27,320	1,300,432
CPI Aerostructures, Inc. (I)	1,400	9,450
Cubic Corp.	2,425	128,040
Curtiss-Wright Corp.	1,545	140,997
DigitalGlobe, Inc. (I)	5,538	181,370
Ducommun, Inc. (I)	2,274	65,468
Engility Holdings, Inc. (I)	2,470	71,482
Esterline Technologies Corp. (I)	2,214	190,515
KLX, Inc. (I)	4,664	208,481
Kratos Defense & Security Solutions, Inc. (I)	13,485	104,913
LMI Aerospace, Inc. (I)	2,295	31,625
Mercury Systems, Inc. (I)	5,422	211,729
Moog, Inc., Class A (I)	2,543	171,271
National Presto Industries, Inc.	244	24,937
Orbital ATK, Inc.	13,172	1,290,856
SIFCO Industries, Inc. (I)	1,000	8,200
Sparton Corp. (I)	2,053	43,092
Teledyne Technologies, Inc. (I)	1,159	146,567
The KeyW Holding Corp. (I)(L)	1,918	18,106
Triumph Group, Inc.	4,181	107,661

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Aerospace and defense (continued)
Vectrus, Inc. (I)	325	$7,264
Wesco Aircraft Holdings, Inc. (I)	7,177	81,818
		4,724,956
Air freight and logistics - 0.9%
Air Transport Services Group, Inc. (I)	7,899	126,779
Atlas Air Worldwide Holdings, Inc. (I)	3,290	182,431
Echo Global Logistics, Inc. (I)	1,157	24,702
Forward Air Corp.	23,282	1,107,525
Hub Group, Inc., Class A (I)	4,316	200,262
Park-Ohio Holdings Corp.	749	26,927
Radiant Logistics, Inc. (I)	1,875	9,375
XPO Logistics, Inc. (I)	6,402	306,592
		1,984,593
Airlines - 0.5%
Copa Holdings SA, Class A	1,394	156,477
JetBlue Airways Corp. (I)	27,591	568,651
SkyWest, Inc.	5,831	199,712
Spirit Airlines, Inc. (I)	4,337	230,165
		1,155,005
Building products - 1.9%
Apogee Enterprises, Inc.	22,819	1,360,241
Armstrong Flooring, Inc. (I)	1,155	21,275
CSW Industrials, Inc. (I)	371	13,616
Gibraltar Industries, Inc. (I)	4,144	170,733
Griffon Corp.	6,971	171,835
Insteel Industries, Inc.	1,989	71,882
Owens Corning	9,625	590,686
Quanex Building Products Corp.	3,929	79,562
Simpson Manufacturing Company, Inc.	4,345	187,226
Trex Company, Inc. (I)	15,459	1,072,700
Universal Forest Products, Inc.	2,142	211,073
USG Corp. (I)	7,340	233,412
		4,184,241
Commercial services and supplies - 3.0%
ABM Industries, Inc.	32,555	1,419,398
ACCO Brands Corp. (I)	7,990	105,069
Acme United Corp.	733	20,597
ARC Document Solutions, Inc. (I)	3,098	10,688
Brady Corp., Class A	1,456	56,274
CECO Environmental Corp.	1,395	14,661
Clean Harbors, Inc. (I)	3,206	178,318
Covanta Holding Corp.	8,514	133,670
Ennis, Inc.	5,187	88,179
Essendant, Inc.	3,431	51,980
Heritage-Crystal Clean, Inc. (I)	1,877	25,715
InnerWorkings, Inc. (I)	3,056	30,438
Kimball International, Inc., Class B	1,869	30,839
Matthews International Corp., Class A	312	21,107
McGrath RentCorp	3,757	126,122
Mobile Mini, Inc.	33,662	1,026,691
NL Industries, Inc. (I)	3,260	21,027

309

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Commercial services and supplies (continued)
Pitney Bowes, Inc.	45,295	$593,817
SP Plus Corp. (I)	1,277	43,099
Steelcase, Inc., Class A	3,180	53,265
Team, Inc. (I)	24,386	659,641
Tetra Tech, Inc.	5,782	236,195
TRC Companies, Inc. (I)	4,523	78,926
UniFirst Corp.	691	97,742
Viad Corp.	2,789	126,063
Virco Manufacturing Corp. (I)	1,200	4,740
VSE Corp.	2,134	87,067
Waste Connections, Inc.	15,275	1,347,561
		6,688,889
Construction and engineering - 2.3%
AECOM (I)	13,449	478,650
Aegion Corp. (I)	4,648	106,486
Ameresco, Inc., Class A (I)	6,918	45,313
Argan, Inc.	330	21,830
Chicago Bridge & Iron Company NV	3,567	109,685
Dycom Industries, Inc. (I)	11,262	1,046,803
EMCOR Group, Inc.	1,527	96,125
Fluor Corp.	1,397	73,510
Granite Construction, Inc.	3,565	178,927
Great Lakes Dredge & Dock Corp. (I)	13,300	53,200
HC2 Holdings, Inc. (I)	1,742	10,800
IES Holdings, Inc. (I)	237	4,290
Jacobs Engineering Group, Inc.	11,869	656,118
KBR, Inc.	4,221	63,442
Layne Christensen Company (I)	3,312	29,278
MasTec, Inc. (I)	6,533	261,647
MYR Group, Inc. (I)	2,443	100,163
Northwest Pipe Company (I)	1,706	26,801
NV5 Global, Inc. (I)	290	10,904
Orion Group Holdings, Inc. (I)	4,263	31,845
Primoris Services Corp.	42,026	975,844
Quanta Services, Inc. (I)	14,425	535,312
Sterling Construction Company, Inc. (I)	3,771	34,882
Tutor Perini Corp. (I)	6,222	197,860
		5,149,715
Electrical equipment - 1.3%
Allied Motion Technologies, Inc.	600	12,060
AZZ, Inc.	199	11,841
Babcock & Wilcox Enterprises, Inc. (I)	1,113	10,395
Encore Wire Corp.	2,766	127,236
EnerSys	15,381	1,214,176
Generac Holdings, Inc. (I)	27,944	1,041,752
LSI Industries, Inc.	4,131	41,682
Powell Industries, Inc.	1,244	42,843
Preformed Line Products Company	984	51,316
Regal Beloit Corp.	3,866	292,463
Thermon Group Holdings, Inc. (I)	2,154	44,889
Ultralife Corp. (I)	1,984	10,714
		2,901,367

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Industrial conglomerates - 0.1%
Carlisle Companies, Inc.	2,701	$287,413
Raven Industries, Inc.	300	8,715
		296,128
Machinery - 3.9%
AGCO Corp.	6,818	410,307
Alamo Group, Inc.	1,509	114,971
Albany International Corp., Class A	32,407	1,492,342
American Railcar Industries, Inc. (L)	2,426	99,709
Astec Industries, Inc.	2,911	179,012
Barnes Group, Inc.	4,770	244,892
Briggs & Stratton Corp.	4,976	111,711
Chart Industries, Inc. (I)	3,324	116,141
CIRCOR International, Inc.	1,614	95,936
Colfax Corp. (I)	10,691	419,729
Columbus McKinnon Corp.	2,978	73,914
Commercial Vehicle Group, Inc. (I)	757	5,125
DMC Global, Inc.	960	11,904
Douglas Dynamics, Inc.	1,090	33,409
ESCO Technologies, Inc.	3,287	190,975
Federal Signal Corp.	6,669	92,099
Franklin Electric Company, Inc.	1,522	65,522
FreightCar America, Inc.	735	9,210
Gencor Industries, Inc. (I)	2,100	31,395
Graham Corp.	333	7,659
Hardinge, Inc.	1,500	16,860
Hurco Companies, Inc.	1,054	32,779
Hyster-Yale Materials Handling, Inc.	970	54,698
ITT, Inc.	5,557	227,948
Joy Global, Inc.	1,900	53,675
Kadant, Inc.	218	12,938
Key Technology, Inc. (I)	641	8,500
LB Foster Company, Class A	1,699	21,238
Miller Industries, Inc.	2,106	55,493
Mueller Industries, Inc.	5,290	181,077
NN, Inc.	2,376	59,875
Oshkosh Corp.	2,400	164,616
Perma-Pipe International Holdings, Inc. (I)	1,100	8,690
SPX Corp. (I)	59,353	1,439,310
SPX FLOW, Inc. (I)	2,997	104,026
Supreme Industries, Inc., Class A	3,651	73,969
Terex Corp.	7,822	245,611
The Eastern Company	1,471	31,479
The Greenbrier Companies, Inc. (L)	3,369	145,204
The LS Starrett Company, Class A	1,530	16,065
The Manitowoc Company, Inc. (I)	13,828	78,820
Titan International, Inc.	3,936	40,698
TriMas Corp. (I)	1,856	38,512
Trinity Industries, Inc.	15,485	411,127
Twin Disc, Inc. (I)	1,650	33,941
Wabash National Corp. (L)	3,712	76,801
Watts Water Technologies, Inc., Class A	16,382	1,021,418
Welbilt, Inc. (I)	2,590	50,842
		8,512,172

310

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Marine - 0.2%
Kirby Corp. (I)	5,111	$360,581
Matson, Inc.	3,414	108,429
		469,010
Professional services - 1.1%
Acacia Research Corp. (I)	345	1,984
CBIZ, Inc. (I)	7,630	103,387
CDI Corp. (I)	4,408	37,688
CRA International, Inc.	1,771	62,569
Franklin Covey Company (I)	830	16,766
FTI Consulting, Inc. (I)	4,498	185,183
GP Strategies Corp. (I)	1,125	28,463
Heidrick & Struggles International, Inc.	2,683	70,697
Hill International, Inc. (I)	9,256	38,412
Huron Consulting Group, Inc. (I)	1,611	67,823
ICF International, Inc. (I)	2,805	115,847
Kelly Services, Inc., Class A	4,830	105,584
Korn/Ferry International	5,632	177,352
ManpowerGroup, Inc.	6,556	672,449
Mistras Group, Inc. (I)	1,232	26,340
Navigant Consulting, Inc. (I)	9,227	210,929
On Assignment, Inc. (I)	4,655	225,907
RCM Technologies, Inc. (I)	300	1,428
Resources Connection, Inc.	5,520	92,460
RPX Corp. (I)	4,949	59,388
TrueBlue, Inc. (I)	2,519	68,895
		2,369,551
Road and rail - 1.8%
AMERCO	894	340,784
ArcBest Corp.	3,836	99,736
Celadon Group, Inc.	50,442	330,395
Covenant Transportation Group, Inc., Class A (I)	1,513	28,444
Genesee & Wyoming, Inc., Class A (I)	5,038	341,879
Hertz Global Holdings, Inc. (I)	600	10,524
Marten Transport, Ltd.	5,968	139,950
Old Dominion Freight Line, Inc.	12,504	1,069,967
P.A.M. Transportation Services, Inc. (I)	975	15,883
Patriot Transportation Holding, Inc. (I)	450	10,238
Roadrunner Transportation Systems, Inc. (I)	2,098	14,413
Ryder System, Inc.	5,278	398,172
Saia, Inc. (I)	3,963	175,561
Swift Transportation Company (I)(L)	42,339	869,643
USA Truck, Inc. (I)	1,375	10,106
Werner Enterprises, Inc.	5,765	151,043
		4,006,738
Trading companies and distributors - 0.9%
Air Lease Corp.	9,205	356,694
Applied Industrial Technologies, Inc.	413	25,544
Beacon Roofing Supply, Inc. (I)	898	44,146
BMC Stock Holdings, Inc. (I)	2,274	51,392
CAI International, Inc. (I)	3,456	54,397

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Trading companies and distributors (continued)
DXP Enterprises, Inc. (I)	314	$11,891
GATX Corp.	4,160	253,594
Houston Wire & Cable Company	3,039	20,513
Kaman Corp.	2,465	118,640
Lawson Products, Inc. (I)	591	13,268
NOW, Inc. (I)	9,114	154,573
Rush Enterprises, Inc., Class A (I)	3,243	107,278
Rush Enterprises, Inc., Class B (I)	3,566	111,188
Titan Machinery, Inc. (I)	2,816	43,197
Transcat, Inc. (I)	1,532	19,456
Triton International, Ltd.	5,250	135,398
United Rentals, Inc. (I)	1,275	159,439
Veritiv Corp. (I)	889	46,050
WESCO International, Inc. (I)	4,092	284,599
Willis Lease Finance Corp. (I)	406	9,074
		2,020,331
		44,462,696
Information technology - 16.3%
Communications equipment - 0.8%
ADTRAN, Inc.	5,269	109,332
Applied Optoelectronics, Inc. (I)(L)	669	37,564
ARRIS International PLC (I)	1,207	31,925
Bel Fuse, Inc., Class B	1,641	41,928
Black Box Corp.	2,530	22,644
Brocade Communications Systems, Inc.	23,452	292,681
Calix, Inc. (I)	2,847	20,641
Communications Systems, Inc.	1,800	7,920
Comtech Telecommunications Corp.	3,221	47,478
Digi International, Inc. (I)	4,813	57,275
EchoStar Corp., Class A (I)	4,430	252,289
Finisar Corp. (I)	9,148	250,106
Harmonic, Inc. (I)	4,356	25,918
Infinera Corp. (I)	1,166	11,928
Ixia (I)	4,426	86,971
NETGEAR, Inc. (I)	3,703	183,484
NetScout Systems, Inc. (I)	1,935	73,433
Optical Cable Corp. (I)	931	2,840
RELM Wireless Corp.	2,100	10,500
ShoreTel, Inc. (I)	3,159	19,428
TESSCO Technologies, Inc.	1,750	27,475
Viavi Solutions, Inc. (I)	15,693	168,229
		1,781,989
Electronic equipment, instruments and components - 6.0%
ADDvantage Technologies Group, Inc. (I)	428	796
Anixter International, Inc. (I)	2,372	188,100
Arrow Electronics, Inc. (I)	9,245	678,675
Avnet, Inc.	12,911	590,807
AVX Corp.	15,148	248,124
Belden, Inc.	14,627	1,012,042
Benchmark Electronics, Inc. (I)	5,463	173,723
Coherent, Inc. (I)	9,876	2,030,901

311

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Electronic equipment, instruments and components (continued)
Control4 Corp. (I)	955	$15,079
CTS Corp.	3,610	76,893
Daktronics, Inc.	3,929	37,129
Electro Scientific Industries, Inc. (I)	4,104	28,605
ePlus, Inc. (I)	1,724	116,413
Fabrinet (I)	3,520	147,946
FARO Technologies, Inc. (I)	838	29,959
Flex, Ltd. (I)	591	9,929
FLIR Systems, Inc.	30,393	1,102,658
Frequency Electronics, Inc. (I)	1,783	19,613
II-VI, Inc. (I)	6,011	216,697
Insight Enterprises, Inc. (I)	4,260	175,043
Iteris, Inc. (I)	8,054	43,814
Jabil Circuit, Inc.	17,909	517,928
KEMET Corp. (I)	10,443	125,316
Key Tronic Corp. (I)	1,900	13,946
Kimball Electronics, Inc. (I)	5,006	84,852
Knowles Corp. (I)	6,866	130,111
MTS Systems Corp.	201	11,065
Napco Security Technologies, Inc. (I)	1,164	11,873
Novanta, Inc. (I)	2,012	53,419
OSI Systems, Inc. (I)	1,504	109,777
PAR Technology Corp. (I)	3,132	22,456
Park Electrochemical Corp.	3,038	54,259
PC Connection, Inc.	3,952	117,730
PCM, Inc. (I)	3,055	85,693
Plexus Corp. (I)	3,089	178,544
Radisys Corp. (I)	5,279	21,116
RF Industries, Ltd.	120	180
Richardson Electronics, Ltd.	2,384	14,352
Rogers Corp. (I)	1,988	170,710
Sanmina Corp. (I)	8,941	363,005
ScanSource, Inc. (I)	2,542	99,774
SMTC Corp. (I)	490	627
SYNNEX Corp.	2,965	331,902
Systemax, Inc.	7,064	78,340
Tech Data Corp. (I)	15,956	1,498,268
TTM Technologies, Inc. (I)	21,096	340,278
VeriFone Systems, Inc. (I)	2,849	53,362
Vishay Intertechnology, Inc. (L)	16,846	277,117
Vishay Precision Group, Inc. (I)	1,686	26,639
Zebra Technologies Corp., Class A (I)	16,354	1,492,303
		13,227,888
Internet software and services - 0.3%
Actua Corp. (I)	4,555	63,998
Bankrate, Inc. (I)	8,624	83,222
Bazaarvoice, Inc. (I)	1,732	7,448
Blucora, Inc. (I)	6,814	117,882
DHI Group, Inc. (I)	5,212	20,587
Internap Corp. (I)	3,547	13,195
Limelight Networks, Inc. (I)	7,903	20,390
Liquidity Services, Inc. (I)	1,691	13,528

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Internet software and services (continued)
LogMeIn, Inc.	2,073	$202,118
MeetMe, Inc. (I)	2,642	15,561
RealNetworks, Inc. (I)	3,943	19,084
Reis, Inc.	300	5,370
RetailMeNot, Inc. (I)	1,926	15,601
TechTarget, Inc. (I)	7,344	66,316
XO Group, Inc. (I)	1,176	20,239
		684,539
IT services - 2.3%
Acxiom Corp. (I)	3,006	85,581
Blackhawk Network Holdings, Inc. (I)	1,234	50,100
CACI International, Inc., Class A (I)	1,477	173,252
Convergys Corp.	7,764	164,209
Euronet Worldwide, Inc. (I)	12,205	1,043,772
Everi Holdings, Inc. (I)	1,664	7,971
Genpact, Ltd.	38,502	953,310
Jack Henry & Associates, Inc.	13,521	1,258,805
Leidos Holdings, Inc.	295	15,086
Luxoft Holding, Inc. (I)	13,527	846,114
ManTech International Corp., Class A	2,961	102,539
ModusLink Global Solutions, Inc. (I)	216	389
NCI, Inc., Class A (I)	2,106	31,695
NeuStar, Inc., Class A (I)	500	16,575
Perficient, Inc. (I)	2,608	45,275
StarTek, Inc. (I)	3,143	27,313
Sykes Enterprises, Inc. (I)	6,144	180,634
Virtusa Corp. (I)	283	8,552
		5,011,172
Semiconductors and semiconductor equipment - 3.9%
Alpha & Omega Semiconductor, Ltd. (I)	4,513	77,578
Amkor Technology, Inc. (I)	19,605	227,222
Axcelis Technologies, Inc. (I)	4,415	83,002
AXT, Inc. (I)	4,229	24,528
Brooks Automation, Inc.	11,399	255,338
Cabot Microelectronics Corp.	1,513	115,911
Cirrus Logic, Inc. (I)	14,958	907,801
Cohu, Inc.	4,192	77,384
Cree, Inc. (I)	8,435	225,468
Diodes, Inc. (I)	3,252	78,211
DSP Group, Inc. (I)	1,726	20,712
Entegris, Inc. (I)	11,148	260,863
Exar Corp. (I)	3,450	44,885
First Solar, Inc. (I)(L)	9,088	246,285
FormFactor, Inc. (I)	1,299	15,393
GigPeak, Inc. (I)	931	2,867
GSI Technology, Inc. (I)(L)	3,507	30,511
IXYS Corp.	7,588	110,405
Kulicke & Soffa Industries, Inc. (I)	9,404	191,089
MACOM Technology Solutions Holdings, Inc. (I)	23,421	1,131,234
Marvell Technology Group, Ltd.	23,598	360,105
Microsemi Corp. (I)	31,556	1,626,081

312

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
MKS Instruments, Inc.	2,817	$193,669
Nanometrics, Inc. (I)	1,358	41,365
NeoPhotonics Corp. (I)	3,808	34,310
ON Semiconductor Corp. (I)	23,473	363,597
Photronics, Inc. (I)	10,302	110,231
Power Integrations, Inc.	8,362	549,802
Rambus, Inc. (I)	5,178	68,039
Rudolph Technologies, Inc. (I)	3,587	80,349
Sigma Designs, Inc. (I)	7,902	49,388
Synaptics, Inc. (I)	247	12,229
Ultra Clean Holdings, Inc. (I)	2,706	45,650
Ultratech, Inc. (I)	1,157	34,270
Veeco Instruments, Inc. (I)	538	16,059
Xcerra Corp. (I)	6,686	59,439
Xperi Corp.	26,893	913,017
		8,684,287
Software - 2.5%
Aware, Inc. (I)	2,160	10,152
Blackbaud, Inc.	18,101	1,387,804
EnerNOC, Inc. (I)	2,984	17,904
MicroStrategy, Inc., Class A (I)	5,763	1,082,291
Monotype Imaging Holdings, Inc.	1,489	29,929
Seachange International, Inc. (I)	5,428	13,461
Synchronoss Technologies, Inc. (I)	929	22,668
Take-Two Interactive Software, Inc. (I)	32,198	1,908,375
Telenav, Inc. (I)	3,350	28,978
The Rubicon Project, Inc. (I)	476	2,804
TiVo Corp.	6,381	119,644
VASCO Data Security International, Inc. (I)	115	1,553
Verint Systems, Inc. (I)	19,358	839,653
Zynga, Inc., Class A (I)	59,738	170,253
		5,635,469
Technology hardware, storage and peripherals - 0.5%
AstroNova, Inc.	1,439	21,657
Cray, Inc. (I)	25,546	559,457
Electronics For Imaging, Inc. (I)	5,466	266,905
Stratasys, Ltd. (I)	748	15,327
Super Micro Computer, Inc. (I)	4,794	121,528
Xerox Corp.	4,953	36,355
		1,021,229
		36,046,573
Materials - 5.3%
Chemicals - 2.7%
A. Schulman, Inc.	2,627	82,619
Albemarle Corp.	1,228	129,726
American Vanguard Corp.	2,118	35,159
Cabot Corp.	774	46,370
Calgon Carbon Corp.	3,192	46,603
CF Industries Holdings, Inc.	901	26,444

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials (continued)
Chemicals (continued)
Chase Corp.	270	$25,758
Chemtura Corp. (I)	6,621	221,141
Core Molding Technologies, Inc. (I)	1,000	17,830
FutureFuel Corp.	4,276	60,634
Hawkins, Inc.	730	35,770
HB Fuller Company	4,299	221,656
Huntsman Corp.	14,775	362,579
Innophos Holdings, Inc.	1,309	70,647
Innospec, Inc.	1,994	129,112
Intrepid Potash, Inc. (I)	5,049	8,684
KMG Chemicals, Inc.	1,101	50,723
Kraton Corp. (I)	3,085	95,388
LSB Industries, Inc. (I)(L)	567	5,318
Minerals Technologies, Inc.	18,753	1,436,480
Olin Corp.	2,016	66,266
OMNOVA Solutions, Inc. (I)	773	7,653
Platform Specialty Products Corp. (I)	11,863	154,456
PolyOne Corp.	29,836	1,017,109
Rayonier Advanced Materials, Inc.	1,603	21,560
Sensient Technologies Corp.	14,934	1,183,669
Stepan Company	1,533	120,816
Trecora Resources (I)	2,774	30,791
Tredegar Corp.	1,654	29,028
Tronox, Ltd., Class A	6,193	114,261
Westlake Chemical Corp.	2,644	174,636
		6,028,886
Construction materials - 0.5%
Eagle Materials, Inc.	10,561	1,025,896
United States Lime & Minerals, Inc.	686	54,180
		1,080,076
Containers and packaging - 0.8%
Graphic Packaging Holding Company	120,527	1,551,182
Greif, Inc., Class A	1,678	92,441
Greif, Inc., Class B	498	32,519
		1,676,142
Metals and mining - 0.9%
Allegheny Technologies, Inc. (L)	4,065	73,007
Ampco-Pittsburgh Corp.	1,644	23,098
Carpenter Technology Corp.	4,255	158,712
Century Aluminum Company (I)	9,525	120,872
Commercial Metals Company	2,820	53,947
Ferroglobe PLC	10,275	106,141
Friedman Industries, Inc.	1,511	9,776
Haynes International, Inc.	458	17,459
Hecla Mining Company	35,139	185,885
Materion Corp.	3,233	108,467
Olympic Steel, Inc.	2,383	44,228
Reliance Steel & Aluminum Company	7,223	577,984
Schnitzer Steel Industries, Inc., Class A	5,182	107,008
Stillwater Mining Company (I)	10,557	182,319
SunCoke Energy, Inc. (I)	6,433	57,640
Synalloy Corp. (I)	2,039	24,978

313

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials (continued)
Metals and mining (continued)
TimkenSteel Corp. (I)	2,689	$50,849
Universal Stainless & Alloy Products, Inc. (I)	1,562	26,554
		1,928,924
Paper and forest products - 0.4%
Boise Cascade Company (I)	2,384	63,653
Clearwater Paper Corp. (I)	1,597	89,432
Domtar Corp.	7,237	264,295
KapStone Paper and Packaging Corp.	9,227	213,144
Mercer International, Inc.	10,058	117,679
PH Glatfelter Company	4,610	100,221
Resolute Forest Products, Inc. (I)	9,682	52,767
Schweitzer-Mauduit International, Inc.	1,971	81,639
		982,830
		11,696,858
Real estate - 1.7%
Equity real estate investment trusts - 1.0%
CubeSmart	42,938	1,114,670
Healthcare Trust of America, Inc., Class A	32,532	1,023,457
		2,138,127
Real estate management and development - 0.7%
Alexander & Baldwin, Inc.	4,130	183,868
Forestar Group, Inc. (I)	1,413	19,287
FRP Holdings, Inc. (I)	982	39,280
Griffin Industrial Realty, Inc.	892	27,607
Kennedy-Wilson Holdings, Inc.	42,123	935,131
RE/MAX Holdings, Inc., Class A	493	29,309
Realogy Holdings Corp.	9,825	292,687
Stratus Properties, Inc. (L)	1,025	28,085
The St. Joe Company (I)	1,296	22,097
		1,577,351
		3,715,478
Telecommunication services - 1.0%
Diversified telecommunication services - 0.8%
ATN International, Inc.	1,524	107,320
Frontier Communications Corp. (L)	116,159	248,580
Hawaiian Telcom Holdco, Inc. (I)	1,868	42,796
Iridium Communications, Inc. (I)(L)	131,669	1,270,606
Lumos Networks Corp. (I)	1,801	31,878
ORBCOMM, Inc. (I)	3,587	34,256
Windstream Holdings, Inc. (L)	6,907	37,643
		1,773,079
Wireless telecommunication services - 0.2%
Spok Holdings, Inc.	3,863	73,397
Telephone & Data Systems, Inc.	9,768	258,950
United States Cellular Corp. (I)	3,059	114,192
		446,539
		2,219,618

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities - 1.0%
Gas utilities - 0.7%
UGI Corp.	30,994	$1,531,104
Independent power and renewable electricity producers - 0.3%
Calpine Corp. (I)	32,650	360,783
Dynegy, Inc. (I)	4,376	34,395
Ormat Technologies, Inc.	3,530	201,492
		596,670
Water utilities - 0.0%
Consolidated Water Company, Ltd.	3,558	41,451
		2,169,225
TOTAL COMMON STOCKS (Cost $184,868,573)		$219,271,173

CORPORATE BONDS - 0.0%
Industrials - 0.0%
Mueller Industries, Inc. 6.000%, 03/01/2027	$26,000	25,805
TOTAL CORPORATE BONDS (Cost $26,000)		$25,805

SECURITIES LENDING COLLATERAL - 2.5%
John Hancock Collateral Trust, 0.9609% (W)(Y)	557,481	5,578,380
TOTAL SECURITIES LENDING COLLATERAL (Cost $5,578,616)		$5,578,380

SHORT-TERM INVESTMENTS - 1.1%
Money market funds - 1.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.5311% (Y)	1,477,808	1,477,808
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.6179% (Y)	888,693	888,693
		2,366,501
TOTAL SHORT-TERM INVESTMENTS (Cost $2,366,501)		$2,366,501
Total Investments (Small Cap Opportunities Trust) (Cost $192,839,690) - 102.6%		$227,241,859
Other assets and liabilities, net - (2.6%)		(5,756,799)
TOTAL NET ASSETS - 100.0%		$221,485,060

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 3-31-17. The value of securities on loan amounted to $5,444,989.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The investment represents the investment of securities lending collateral and the rate shown is the annualized seven-day yield as of March 31, 2017.

314

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 97.6%
Consumer discretionary - 4.0%
Household durables - 1.3%
Helen of Troy, Ltd. (I)	50,740	$4,779,708
TRI Pointe Group, Inc. (I)	330,390	4,143,091
		8,922,799
Multiline retail - 1.1%
Fred’s, Inc., Class A (L)	614,942	8,055,740
Specialty retail - 1.6%
CST Brands, Inc.	4,810	231,313
DSW, Inc., Class A	172,870	3,574,952
Stage Stores, Inc. (L)	530,729	1,374,588
The Cato Corp., Class A	263,836	5,793,839
		10,974,692
		27,953,231
Consumer staples - 4.6%
Beverages - 1.2%
C&C Group PLC	2,210,153	8,575,429
Food and staples retailing - 1.6%
Smart & Final Stores, Inc. (I)	899,902	10,888,814
Food products - 1.8%
Cranswick PLC	367,606	11,764,124
Post Holdings, Inc. (I)(L)	12,990	1,136,885
		12,901,009
		32,365,252
Energy - 5.0%
Energy equipment and services - 2.4%
Era Group, Inc. (I)	277,837	3,684,119
SEACOR Holdings, Inc. (I)	154,828	10,712,549
Tesco Corp. (I)	340,628	2,742,055
		17,138,723
Oil, gas and consumable fuels - 2.6%
Diamondback Energy, Inc. (I)	10,536	1,092,741
Dorian LPG, Ltd. (I)(L)	467,240	4,920,037
Resolute Energy Corp. (I)(L)	115,990	4,685,996
RSP Permian, Inc. (I)	16,610	688,152
Scorpio Tankers, Inc.	1,557,750	6,916,405
		18,303,331
		35,442,054
Financials - 20.4%
Banks - 15.1%
1st Source Corp.	105,596	4,957,732
Banc of California, Inc.	225,740	4,672,818
FCB Financial Holdings, Inc., Class A (I)	87,390	4,330,175
First Busey Corp.	284,303	8,358,508
First Midwest Bancorp, Inc.	662,101	15,678,552
Flushing Financial Corp.	310,986	8,356,194
Great Western Bancorp, Inc.	315,236	13,369,159
Hancock Holding Company	345,590	15,741,625
International Bancshares Corp.	440,984	15,610,834
MB Financial, Inc.	321,898	13,783,672

Small Cap Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
Webster Financial Corp.	27,840	$1,393,114
		106,252,383
Capital markets - 1.2%
Ares Capital Corp.	36,286	630,651
Solar Capital, Ltd.	336,635	7,611,317
		8,241,968
Insurance - 2.1%
Alleghany Corp. (I)	2,258	1,387,902
Assured Guaranty, Ltd.	18,980	704,348
Kemper Corp.	199,560	7,962,444
Reinsurance Group of America, Inc.	12,040	1,528,839
State National Companies, Inc.	138,241	1,990,670
White Mountains Insurance Group, Ltd.	1,150	1,011,862
		14,586,065
Thrifts and mortgage finance - 2.0%
Northwest Bancshares, Inc.	855,490	14,406,452
		143,486,868
Health care - 8.5%
Health care equipment and supplies - 3.8%
Haemonetics Corp. (I)	288,240	11,693,897
ICU Medical, Inc. (I)	58,766	8,973,568
Natus Medical, Inc. (I)	118,860	4,665,255
STERIS PLC	21,130	1,467,690
		26,800,410
Health care providers and services - 1.0%
CorVel Corp. (I)	140,720	6,121,320
Envision Healthcare Corp. (I)	16,590	1,017,299
		7,138,619
Health care technology - 1.6%
Allscripts Healthcare Solutions, Inc. (I)	906,837	11,498,693
Life sciences tools and services - 1.3%
Charles River Laboratories International, Inc. (I)	105,250	9,467,238
Pharmaceuticals - 0.8%
Phibro Animal Health Corp., Class A	186,670	5,245,427
		60,150,387
Industrials - 31.9%
Aerospace and defense - 2.3%
Cubic Corp. (L)	300,800	15,882,240
Air freight and logistics - 1.0%
Forward Air Corp.	147,380	7,010,867
Building products - 1.4%
Tyman PLC	2,478,859	10,023,582
Commercial services and supplies - 7.2%
ACCO Brands Corp. (I)	796,900	10,479,235
Clean Harbors, Inc. (I)	13,560	754,207
Essendant, Inc.	420,868	6,376,150
Matthews International Corp., Class A	190,440	12,883,266

315

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Commercial services and supplies (continued)
SP Plus Corp. (I)	410,088	$13,840,470
Steelcase, Inc., Class A	403,860	6,764,655
		51,097,983
Construction and engineering - 1.2%
Primoris Services Corp.	371,160	8,618,335
Electrical equipment - 2.0%
Babcock & Wilcox Enterprises, Inc. (I)	372,650	3,480,551
Thermon Group Holdings, Inc. (I)(L)	495,790	10,332,264
		13,812,815
Machinery - 11.0%
Albany International Corp., Class A	378,954	17,450,832
CIRCOR International, Inc.	143,002	8,500,039
ESCO Technologies, Inc.	248,422	14,433,318
Luxfer Holdings PLC, ADR	487,405	5,926,845
Mueller Industries, Inc.	521,320	17,844,784
TriMas Corp. (I)	656,001	13,612,021
		77,767,839
Professional services - 4.2%
FTI Consulting, Inc. (I)	326,125	13,426,566
Huron Consulting Group, Inc. (I)	179,541	7,558,676
ICF International, Inc. (I)	12,900	532,770
Mistras Group, Inc. (I)	372,023	7,953,852
		29,471,864
Trading companies and distributors - 1.6%
GATX Corp. (L)	187,180	11,410,493
		225,096,018
Information technology - 8.8%
Electronic equipment, instruments and components - 4.7%
Belden, Inc.	265,849	18,394,092
CTS Corp.	330,980	7,049,874
Keysight Technologies, Inc. (I)	31,710	1,145,999
ScanSource, Inc. (I)	161,620	6,343,585
		32,933,550
IT services - 2.7%
Forrester Research, Inc.	270,023	10,733,414
WNS Holdings, Ltd., ADR (I)	290,389	8,308,029
		19,041,443
Technology hardware, storage and peripherals - 1.4%
Diebold Nixdorf, Inc.	333,560	10,240,292
		62,215,285
Materials - 6.6%
Chemicals - 2.1%
Sensient Technologies Corp.	186,220	14,759,797
Containers and packaging - 2.1%
Greif, Inc., Class A	255,500	14,075,495

Small Cap Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials (continued)
Containers and packaging (continued)
Multi Packaging Solutions International, Ltd. (I)	42,310	$759,465
		14,834,960
Paper and forest products - 2.4%
Deltic Timber Corp. (L)	150,746	11,776,278
Neenah Paper, Inc.	68,960	5,151,312
		16,927,590
		46,522,347
Real estate - 5.6%
Equity real estate investment trusts - 5.6%
Corporate Office Properties Trust	246,297	8,152,431
DiamondRock Hospitality Company	585,858	6,532,317
Education Realty Trust, Inc.	200,513	8,190,956
Ramco-Gershenson Properties Trust	589,960	8,271,239
Summit Hotel Properties, Inc.	540,029	8,629,663
		39,776,606
		39,776,606
Utilities - 2.2%
Electric utilities - 0.1%
Westar Energy, Inc.	8,640	468,893
Gas utilities - 2.1%
New Jersey Resources Corp.	143,128	5,667,869
Spire, Inc. (L)	112,140	7,569,450
UGI Corp.	23,830	1,177,202
WGL Holdings, Inc.	10,540	869,866
		15,284,387
		15,753,280
TOTAL COMMON STOCKS (Cost $541,738,914)		$688,761,328

CORPORATE BONDS - 0.0%
Industrials - 0.0%
Mueller Industries, Inc. 6.000%, 03/01/2027	$183,000	181,628
TOTAL CORPORATE BONDS (Cost $183,000)		$181,628

SECURITIES LENDING COLLATERAL - 2.2%
John Hancock Collateral Trust, 0.9609% (W)(Y)	1,505,622	15,065,855
TOTAL SECURITIES LENDING COLLATERAL (Cost $15,066,163)		$15,065,855

316

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 2.5%
Repurchase agreement - 2.5%
Bank of America Tri-Party Repurchase Agreement dated 03/31/2017 at 0.800% to be repurchased at $17,701,180 on 04/03/2017, collateralized by $17,378,788 Government National Mortgage Association, 3.500% due 02/20/2047 (valued at $18,054,000, including interest)	$17,700,000	17,700,000
TOTAL SHORT-TERM INVESTMENTS (Cost $17,700,000)		$17,700,000
Total Investments (Small Cap Value Trust) (Cost $574,688,077) - 102.3%		$721,708,811
Other assets and liabilities, net - (2.3%)		(16,197,772)
TOTAL NET ASSETS - 100.0%		$705,511,039

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 3-31-17. The value of securities on loan amounted to $14,632,867.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The investment represents the investment of securities lending collateral and the rate shown is the annualized seven-day yield as of March 31, 2017.

317

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Small Company Growth Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 97.6%
Consumer discretionary - 10.9%
Auto components - 0.7%
Visteon Corp. (I)	9,062	$887,623
Distributors - 1.1%
Pool Corp.	11,296	1,347,952
Hotels, restaurants and leisure - 3.9%
Dunkin’ Brands Group, Inc. (L)	18,820	1,029,078
Jack in the Box, Inc.	8,762	891,271
Panera Bread Company, Class A (I)	3,810	997,725
Penn National Gaming, Inc. (I)	53,643	988,640
Texas Roadhouse, Inc.	21,169	942,656
		4,849,370
Household durables - 0.6%
CalAtlantic Group, Inc.	19,822	742,334
Leisure products - 0.9%
Brunswick Corp.	17,815	1,090,278
Media - 0.7%
IMAX Corp. (I)(L)	25,423	864,382
Specialty retail - 1.1%
Five Below, Inc. (I)	19,207	831,855
Urban Outfitters, Inc. (I)	24,457	581,098
		1,412,953
Textiles, apparel and luxury goods - 1.9%
Carter’s, Inc.	9,437	847,443
G-III Apparel Group, Ltd. (I)	23,728	519,406
Steven Madden, Ltd. (I)(L)	26,050	1,004,228
		2,371,077
		13,565,969
Consumer staples - 2.2%
Beverages - 0.4%
The Boston Beer Company, Inc., Class A (I)(L)	3,887	562,255
Food products - 1.8%
B&G Foods, Inc. (L)	22,082	888,801
Lancaster Colony Corp.	9,998	1,288,142
		2,176,943
		2,739,198
Energy - 4.4%
Energy equipment and services - 0.9%
Patterson-UTI Energy, Inc.	47,035	1,141,539
Oil, gas and consumable fuels - 3.5%
Centennial Resource Development, Inc., Class A (I)(L)	59,833	1,090,756
Energen Corp. (I)	20,121	1,095,387
Laredo Petroleum, Inc. (I)	61,943	904,368
Parsley Energy, Inc., Class A (I)	35,948	1,168,669
		4,259,180
		5,400,719

Small Company Growth Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials - 7.8%
Banks - 3.3%
BankUnited, Inc.	23,271	$868,241
Cathay General Bancorp	30,319	1,142,420
Cullen/Frost Bankers, Inc.	12,295	1,093,886
MB Financial, Inc.	24,331	1,041,853
		4,146,400
Capital markets - 2.4%
Evercore Partners, Inc., Class A	11,932	929,503
Financial Engines, Inc.	8,722	379,843
MarketAxess Holdings, Inc.	6,021	1,128,877
WisdomTree Investments, Inc. (L)	51,908	471,325
		2,909,548
Insurance - 2.1%
American Equity Investment Life Holding Company	35,839	846,876
American Financial Group, Inc.	11,250	1,073,475
RLI Corp. (L)	12,191	731,704
		2,652,055
		9,708,003
Health care - 22.6%
Biotechnology - 4.8%
ACADIA Pharmaceuticals, Inc. (I)	26,108	897,593
Agios Pharmaceuticals, Inc. (I)	5,995	350,108
Exelixis, Inc. (I)	58,742	1,272,939
Halozyme Therapeutics, Inc. (I)(L)	85,834	1,112,409
Momenta Pharmaceuticals, Inc. (I)	54,885	732,715
Neurocrine Biosciences, Inc. (I)	17,095	740,214
Repligen Corp. (I)	24,049	846,525
		5,952,503
Health care equipment and supplies - 8.3%
Align Technology, Inc. (I)	11,162	1,280,393
Cantel Medical Corp.	12,092	968,569
DexCom, Inc. (I)	12,514	1,060,311
Halyard Health, Inc. (I)	26,136	995,520
Hill-Rom Holdings, Inc.	13,729	969,267
ICU Medical, Inc. (I)	5,430	829,161
Integra LifeSciences Holdings Corp. (I)	20,906	880,770
Nevro Corp. (I)(L)	10,353	970,076
NuVasive, Inc. (I)	13,409	1,001,384
NxStage Medical, Inc. (I)	47,243	1,267,530
		10,222,981
Health care providers and services - 3.2%
Chemed Corp.	4,958	905,777
HealthEquity, Inc. (I)	33,333	1,414,986
HealthSouth Corp.	20,884	894,044
Select Medical Holdings Corp. (I)	60,601	809,023
		4,023,830
Health care technology - 0.7%
Evolent Health, Inc., Class A (I)	36,685	818,076

318

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Life sciences tools and services - 2.9%
Bio-Techne Corp.	9,634	$979,296
Pacific Biosciences of California, Inc. (I)(L)	100,078	517,403
PerkinElmer, Inc.	18,277	1,061,163
VWR Corp. (I)(L)	37,193	1,048,843
		3,606,705
Pharmaceuticals - 2.7%
Catalent, Inc. (I)	32,438	918,644
Nektar Therapeutics (I)	66,415	1,558,760
Prestige Brands Holdings, Inc. (I)	16,049	891,682
		3,369,086
		27,993,181
Industrials - 15.0%
Aerospace and defense - 2.4%
BWX Technologies, Inc.	22,535	1,072,666
Orbital ATK, Inc.	10,326	1,011,948
TransDigm Group, Inc.	3,915	861,926
		2,946,540
Air freight and logistics - 0.7%
Forward Air Corp.	19,321	919,100
Building products - 1.8%
AO Smith Corp.	22,016	1,126,339
Masonite International Corp. (I)	13,592	1,077,166
		2,203,505
Commercial services and supplies - 1.2%
Pitney Bowes, Inc.	43,199	566,339
Steelcase, Inc., Class A	50,194	840,750
The Brink’s Company	1,011	54,038
		1,461,127
Electrical equipment - 0.9%
Acuity Brands, Inc.	5,586	1,139,544
Machinery - 4.0%
ITT, Inc.	24,049	986,490
John Bean Technologies Corp.	12,768	1,122,946
Lincoln Electric Holdings, Inc. (L)	11,442	993,852
WABCO Holdings, Inc. (I)	7,511	881,942
Wabtec Corp. (L)	12,053	940,134
		4,925,364
Professional services - 0.8%
CEB, Inc.	12,054	947,444
Road and rail - 2.6%
Knight Transportation, Inc.	38,795	1,216,223
Old Dominion Freight Line, Inc.	14,182	1,213,554
Swift Transportation Company (I)(L)	41,028	842,715
		3,272,492
Trading companies and distributors - 0.6%
Watsco, Inc.	5,645	808,251

Small Company Growth Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
		$18,623,367
Information technology - 27.6%
Electronic equipment, instruments and components - 4.7%
Cognex Corp.	21,707	1,822,303
Littelfuse, Inc.	6,896	1,102,739
SYNNEX Corp.	7,080	792,535
Trimble, Inc. (I)	30,170	965,742
Zebra Technologies Corp., Class A (I)	13,050	1,190,808
		5,874,127
Internet software and services - 2.2%
CoStar Group, Inc. (I)	5,762	1,194,002
Pandora Media, Inc. (I)(L)	41,284	487,564
Q2 Holdings, Inc. (I)	30,574	1,065,504
		2,747,070
IT services - 3.5%
Booz Allen Hamilton Holding Corp.	36,561	1,293,894
EPAM Systems, Inc. (I)	12,101	913,868
Euronet Worldwide, Inc. (I)	14,613	1,249,704
ExlService Holdings, Inc. (I)	17,079	808,861
		4,266,327
Semiconductors and semiconductor equipment - 6.2%
Cavium, Inc. (I)	14,722	1,054,979
Cirrus Logic, Inc. (I)	12,243	743,028
Integrated Device Technology, Inc. (I)	36,894	873,281
MKS Instruments, Inc.	13,058	897,738
Monolithic Power Systems, Inc.	18,677	1,720,152
Power Integrations, Inc.	17,295	1,137,146
Silicon Laboratories, Inc. (I)	17,363	1,277,049
		7,703,373
Software - 10.6%
Aspen Technology, Inc. (I)(L)	23,525	1,386,093
CommVault Systems, Inc. (I)	19,908	1,011,326
Fair Isaac Corp.	10,085	1,300,461
Guidewire Software, Inc. (I)	19,253	1,084,521
Manhattan Associates, Inc. (I)(L)	20,057	1,043,967
MicroStrategy, Inc., Class A (I)	6,312	1,185,394
Proofpoint, Inc. (I)(L)	11,165	830,229
Qualys, Inc. (I)	22,700	860,330
RealPage, Inc. (I)	29,178	1,018,312
Take-Two Interactive Software, Inc. (I)	25,425	1,506,940
The Ultimate Software Group, Inc. (I)	6,308	1,231,385
Verint Systems, Inc. (I)	15,299	663,594
		13,122,552
Technology hardware, storage and peripherals - 0.4%
Cray, Inc. (I)	19,614	429,547
		34,142,996
Materials - 3.8%
Chemicals - 1.6%
Ingevity Corp. (I)	16,818	1,023,375

319

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials (continued)
Chemicals (continued)
PolyOne Corp.	27,504	$937,611
		1,960,986
Construction materials - 1.2%
Martin Marietta Materials, Inc.	6,768	1,477,116
Containers and packaging - 1.0%
Berry Plastics Group, Inc. (I)	25,164	1,222,215
		4,660,317
Real estate - 3.3%
Equity real estate investment trusts - 3.3%
CubeSmart	28,268	733,837
Highwoods Properties, Inc.	14,958	734,887
Physicians Realty Trust	41,458	823,770
SBA Communications Corp. (I)	14,757	1,776,300
		4,068,794
		4,068,794
TOTAL COMMON STOCKS (Cost $95,131,142)		$120,902,544

SECURITIES LENDING COLLATERAL - 7.8%
John Hancock Collateral Trust, 0.9609% (W)(Y)	963,212	9,638,288
TOTAL SECURITIES LENDING COLLATERAL (Cost $9,638,510)		$9,638,288

SHORT-TERM INVESTMENTS - 2.4%
Money market funds - 2.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.5311% (Y)	2,996,865	2,996,865
TOTAL SHORT-TERM INVESTMENTS (Cost $2,996,865)		$2,996,865
Total Investments (Small Company Growth Trust) (Cost $107,766,517) - 107.8%		$133,537,697
Other assets and liabilities, net - (7.8%)		(9,662,898)
TOTAL NET ASSETS - 100.0%		$123,874,799

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 3-31-17. The value of securities on loan amounted to $9,371,699.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The investment represents the investment of securities lending collateral and the rate shown is the annualized seven-day yield as of March 31, 2017.

320

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Small Company Value Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 98.6%
Consumer discretionary - 10.6%
Auto components - 1.8%
Dorman Products, Inc. (I)(L)	32,400	$2,661,012
LCI Industries	25,000	2,495,000
		5,156,012
Distributors - 1.1%
Pool Corp.	25,700	3,066,781
Diversified consumer services - 1.2%
American Public Education, Inc. (I)	43,500	996,150
Capella Education Company	26,500	2,253,163
		3,249,313
Hotels, restaurants and leisure - 0.8%
ILG, Inc.	59,100	1,238,736
Red Robin Gourmet Burgers, Inc. (I)	18,500	1,081,325
		2,320,061
Household durables - 1.3%
Cavco Industries, Inc. (I)	15,600	1,815,840
CSS Industries, Inc.	37,300	966,816
Ethan Allen Interiors, Inc.	32,800	1,005,320
		3,787,976
Media - 1.0%
Cable One, Inc.	2,300	1,436,281
New Media Investment Group, Inc.	35,200	500,192
Scholastic Corp.	22,200	945,054
		2,881,527
Multiline retail - 0.3%
Fred’s, Inc., Class A (L)	53,700	703,470
Specialty retail - 1.8%
Aaron’s, Inc.	74,400	2,212,656
Genesco, Inc. (I)	13,200	731,940
Lumber Liquidators Holdings, Inc. (I)(L)	54,300	1,139,757
Party City Holdco, Inc. (I)	43,900	616,795
Sportsman’s Warehouse Holdings, Inc. (I)	74,407	355,665
		5,056,813
Textiles, apparel and luxury goods - 1.3%
Canada Goose Holdings, Inc. (I)	13,296	212,204
Crocs, Inc. (I)	47,600	336,532
Culp, Inc.	41,500	1,294,800
Steven Madden, Ltd. (I)	45,000	1,734,750
		3,578,286
		29,800,239
Consumer staples - 3.9%
Food and staples retailing - 1.2%
PriceSmart, Inc.	20,100	1,853,220
SpartanNash Company	47,720	1,669,723
		3,522,943
Food products - 1.8%
Nomad Foods, Ltd. (I)	177,000	2,026,650
Pinnacle Foods, Inc.	23,900	1,383,093

Small Company Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples (continued)
Food products (continued)
Post Holdings, Inc. (I)(L)	17,500	$1,531,600
		4,941,343
Household products - 0.6%
Energizer Holdings, Inc.	32,000	1,784,000
Tobacco - 0.3%
Vector Group, Ltd. (L)	36,758	764,566
		11,012,852
Energy - 4.6%
Energy equipment and services - 1.6%
Frank’s International NV (L)	90,600	957,642
Keane Group, Inc. (I)(L)	35,340	505,362
Oceaneering International, Inc.	44,100	1,194,228
Tesco Corp. (I)	137,500	1,106,875
TETRA Technologies, Inc. (I)	191,500	779,405
		4,543,512
Oil, gas and consumable fuels - 3.0%
Centennial Resource Development, Inc., Class A (I)(L)	65,200	1,188,596
Matador Resources Company (I)	92,800	2,207,712
Parsley Energy, Inc., Class A (I)	47,600	1,547,476
Western Refining, Inc.	41,800	1,465,926
WPX Energy, Inc. (I)	153,600	2,056,704
		8,466,414
		13,009,926
Financials - 29.8%
Banks - 17.9%
BankUnited, Inc.	91,400	3,410,134
CoBiz Financial, Inc.	99,100	1,664,880
Columbia Banking System, Inc.	77,100	3,006,129
East West Bancorp, Inc.	90,800	4,686,188
First Hawaiian, Inc.	36,271	1,085,228
Glacier Bancorp, Inc.	74,500	2,527,785
Home BancShares, Inc.	222,200	6,014,954
Hope Bancorp, Inc.	99,500	1,907,415
Howard Bancorp, Inc. (I)	28,029	524,142
National Bank Holdings Corp., Class A	73,100	2,375,750
Park Sterling Corp.	68,900	848,159
Pinnacle Financial Partners, Inc.	20,500	1,362,225
Popular, Inc.	66,900	2,724,837
Prosperity Bancshares, Inc.	49,100	3,422,761
SVB Financial Group (I)	21,500	4,000,935
Synovus Financial Corp.	27,400	1,123,948
Texas Capital Bancshares, Inc. (I)	28,500	2,378,325
Towne Bank	92,800	3,006,720
Webster Financial Corp.	43,550	2,179,242
Wintrust Financial Corp.	32,200	2,225,664
		50,475,421
Capital markets - 3.7%
CBOE Holdings, Inc.	22,440	1,819,211
Conyers Park Acquisition Corp. (I)	46,250	512,450
Hercules Capital, Inc.	134,500	2,034,985

321

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Capital markets (continued)
Houlihan Lokey, Inc.	30,162	$1,039,081
Janus Capital Group, Inc.	82,100	1,083,720
Main Street Capital Corp. (L)	30,200	1,155,754
Safeguard Scientifics, Inc. (I)	45,400	576,580
Stifel Financial Corp. (I)	19,900	998,781
TPG Specialty Lending, Inc.	55,200	1,125,528
		10,346,090
Consumer finance - 0.7%
Green Dot Corp., Class A (I)	61,200	2,041,632
Diversified financial services - 0.1%
Compass Diversified Holdings (L)	9,614	159,592
Insurance - 3.3%
Assured Guaranty, Ltd.	42,600	1,580,886
Employers Holdings, Inc.	39,650	1,504,718
Kinsale Capital Group, Inc.	26,512	849,444
ProAssurance Corp.	53,300	3,211,325
Safety Insurance Group, Inc.	14,600	1,023,460
State Auto Financial Corp.	42,800	1,174,860
		9,344,693
Mortgage real estate investment trusts - 1.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	83,600	1,688,720
Redwood Trust, Inc. (L)	64,700	1,074,667
		2,763,387
Thrifts and mortgage finance - 3.1%
Beneficial Bancorp, Inc. (I)	117,940	1,887,040
Meridian Bancorp, Inc.	48,000	878,400
Radian Group, Inc.	134,600	2,417,416
United Financial Bancorp, Inc.	114,200	1,942,542
WSFS Financial Corp.	38,700	1,778,265
		8,903,663
		84,034,478
Health care - 6.1%
Health care equipment and supplies - 4.4%
Analogic Corp.	13,800	1,047,420
Atrion Corp.	5,620	2,631,284
Haemonetics Corp. (I)	49,600	2,012,272
Halyard Health, Inc. (I)	57,200	2,178,748
Quidel Corp. (I)	67,300	1,523,672
West Pharmaceutical Services, Inc.	37,000	3,019,570
		12,412,966
Health care providers and services - 1.7%
National HealthCare Corp.	13,150	937,595
Select Medical Holdings Corp. (I)(L)	81,900	1,093,365
The Ensign Group, Inc.	21,500	404,200
Triple-S Management Corp., Class B (I)	35,200	618,464
WellCare Health Plans, Inc. (I)	12,700	1,780,667
		4,834,291
		17,247,257

Small Company Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials - 13.0%
Aerospace and defense - 0.4%
Triumph Group, Inc.	45,800	$1,179,350
Building products - 0.6%
Universal Forest Products, Inc.	17,500	1,724,450
Commercial services and supplies - 1.8%
Brady Corp., Class A	38,400	1,484,160
Matthews International Corp., Class A	15,400	1,041,810
McGrath RentCorp	41,750	1,401,548
MSA Safety, Inc.	15,200	1,074,488
		5,002,006
Construction and engineering - 0.7%
Aegion Corp. (I)	85,800	1,965,678
Electrical equipment - 0.2%
Thermon Group Holdings, Inc. (I)	32,445	676,154
Machinery - 3.5%
Blue Bird Corp. (I)	23,674	406,009
CIRCOR International, Inc.	29,200	1,735,648
Colfax Corp. (I)	31,300	1,228,838
ESCO Technologies, Inc.	46,800	2,719,080
Hillenbrand, Inc.	27,610	989,819
RBC Bearings, Inc. (I)(L)	15,800	1,534,022
Sun Hydraulics Corp.	31,600	1,141,076
		9,754,492
Marine - 0.5%
Kirby Corp. (I)	18,500	1,305,175
Professional services - 1.1%
FTI Consulting, Inc. (I)	29,800	1,226,866
Navigant Consulting, Inc. (I)	82,800	1,892,808
		3,119,674
Road and rail - 2.5%
Genesee & Wyoming, Inc., Class A (I)	27,300	1,852,578
Landstar System, Inc.	51,500	4,410,975
Universal Logistics Holdings, Inc.	53,389	766,132
		7,029,685
Trading companies and distributors - 1.7%
Applied Industrial Technologies, Inc.	26,600	1,645,210
Beacon Roofing Supply, Inc. (I)	45,300	2,226,948
Kaman Corp.	21,900	1,054,047
		4,926,205
		36,682,869
Information technology - 10.7%
Communications equipment - 1.3%
Harmonic, Inc. (I)	269,500	1,603,525
Ixia (I)	103,000	2,023,950
		3,627,475
Electronic equipment, instruments and components - 5.3%
Badger Meter, Inc.	35,800	1,315,650
Belden, Inc.	51,100	3,535,609
Knowles Corp. (I)(L)	121,100	2,294,845

322

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Electronic equipment, instruments and components (continued)
Littelfuse, Inc.	25,500	$4,077,705
Methode Electronics, Inc.	35,900	1,637,040
SYNNEX Corp.	19,100	2,138,054
		14,998,903
Internet software and services - 0.3%
Rightside Group, Ltd. (I)	84,802	841,236
IT services - 0.6%
CSRA, Inc.	53,600	1,569,944
Semiconductors and semiconductor equipment - 2.2%
Advanced Energy Industries, Inc. (I)(L)	30,200	2,070,512
Brooks Automation, Inc.	66,800	1,496,320
Cabot Microelectronics Corp.	22,800	1,746,708
Rudolph Technologies, Inc. (I)	34,500	772,800
		6,086,340
Software - 1.0%
Callidus Software, Inc. (I)	66,200	1,413,370
Progress Software Corp.	52,200	1,516,410
		2,929,780
		30,053,678
Materials - 4.9%
Chemicals - 2.3%
American Vanguard Corp.	56,000	929,600
Innospec, Inc.	16,535	1,070,641
KMG Chemicals, Inc.	42,100	1,939,547
Minerals Technologies, Inc.	31,700	2,428,220
		6,368,008
Containers and packaging - 0.7%
Myers Industries, Inc.	120,500	1,909,925
Metals and mining - 1.2%
Carpenter Technology Corp.	48,800	1,820,240
New Gold, Inc. (I)	152,600	454,748
Reliance Steel & Aluminum Company	15,300	1,224,306
		3,499,294
Paper and forest products - 0.7%
Clearwater Paper Corp. (I)	35,110	1,966,160
		13,743,387
Real estate - 8.5%
Equity real estate investment trusts - 8.5%
Acadia Realty Trust	63,200	1,899,792
American Assets Trust, Inc.	16,300	681,992
American Campus Communities, Inc.	25,700	1,223,063
Cedar Realty Trust, Inc.	424,400	2,130,488
Douglas Emmett, Inc.	39,100	1,501,440
EastGroup Properties, Inc.	32,600	2,397,078
First Potomac Realty Trust	164,770	1,693,836
Healthcare Realty Trust, Inc.	39,200	1,274,000
Kilroy Realty Corp.	23,700	1,708,296
Potlatch Corp.	42,700	1,951,390

Small Company Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate (continued)
Equity real estate investment trusts (continued)
PS Business Parks, Inc.	16,500	$1,893,540
Retail Opportunity Investments Corp.	49,200	1,034,676
Saul Centers, Inc.	30,300	1,867,086
Sunstone Hotel Investors, Inc.	55,600	852,348
Washington Real Estate Investment Trust (L)	56,738	1,774,765
		23,883,790
		23,883,790
Utilities - 6.5%
Electric utilities - 2.3%
El Paso Electric Company	30,500	1,540,250
PNM Resources, Inc.	89,500	3,311,499
Portland General Electric Company	39,100	1,736,822
		6,588,571
Gas utilities - 2.5%
Atmos Energy Corp.	19,200	1,516,608
Chesapeake Utilities Corp.	35,100	2,428,920
ONE Gas, Inc.	46,300	3,129,880
		7,075,408
Independent power and renewable electricity producers - 0.6%
NRG Energy, Inc.	85,000	1,589,500
Multi-utilities - 0.8%
NorthWestern Corp.	39,700	2,330,390
Water utilities - 0.3%
California Water Service Group	21,300	763,605
		18,347,474
TOTAL COMMON STOCKS (Cost $187,703,597)		$277,815,950

SECURITIES LENDING COLLATERAL - 5.2%
John Hancock Collateral Trust, 0.9609% (W)(Y)	1,468,066	14,690,059
TOTAL SECURITIES LENDING COLLATERAL (Cost $14,690,646)		$14,690,059

SHORT-TERM INVESTMENTS - 1.3%
Money market funds - 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.6179% (Y)	256,529	256,529
T. Rowe Price Government Money Fund, 0.6618% (Y)	3,393,855	3,393,855
TOTAL SHORT-TERM INVESTMENTS (Cost $3,650,384)		$3,650,384

323

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Total Investments (Small Company Value Trust) (Cost $206,044,627) - 105.1%	$296,156,393
Other assets and liabilities, net - (5.1%)	(14,330,767)
TOTAL NET ASSETS - 100.0%	$281,825,626

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 3-31-17. The value of securities on loan amounted to $14,293,927.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The investment represents the investment of securities lending collateral and the rate shown is the annualized seven-day yield as of March 31, 2017.

324

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 96.3%
Consumer discretionary - 11.7%
Auto components - 0.6%
Aisin Seiki Company, Ltd.	52,158	$2,568,892
American Axle & Manufacturing Holdings, Inc. (I)	16,442	308,781
BorgWarner, Inc.	60,728	2,537,823
Bridgestone Corp.	177,206	7,193,346
Cie Generale des Etablissements Michelin	49,889	6,062,397
Continental AG	29,971	6,571,147
Cooper Tire & Rubber Company	36,292	1,609,550
Cooper-Standard Holding, Inc. (I)	3,110	344,992
Dana, Inc.	99,353	1,918,506
Delphi Automotive PLC	82,251	6,620,383
Denso Corp.	129,795	5,726,827
Dorman Products, Inc. (I)	5,548	455,657
Fox Factory Holding Corp. (I)	4,765	136,756
Gentex Corp.	135,064	2,880,915
Gentherm, Inc. (I)	7,946	311,881
GKN PLC	467,445	2,129,101
Horizon Global Corp. (I)	3,872	53,743
Koito Manufacturing Company, Ltd.	30,666	1,598,264
LCI Industries	4,991	498,102
Metaldyne Performance Group, Inc.	3,358	76,730
Modine Manufacturing Company (I)	10,250	125,050
Motorcar Parts of America, Inc. (I)	4,087	125,594
NGK Spark Plug Company, Ltd.	48,099	1,102,978
NOK Corp.	25,594	597,811
Nokian Renkaat OYJ (L)	31,772	1,326,088
Spartan Motors, Inc.	7,489	59,912
Standard Motor Products, Inc.	4,540	223,096
Stanley Electric Company, Ltd.	40,767	1,165,498
Stoneridge, Inc. (I)	5,782	104,885
Strattec Security Corp.	922	25,632
Sumitomo Electric Industries, Ltd.	205,543	3,416,817
Sumitomo Rubber Industries, Ltd.	46,856	799,461
Superior Industries International, Inc.	5,330	135,116
Tenneco, Inc.	11,944	745,544
The Goodyear Tire & Rubber Company	76,828	2,765,808
The Yokohama Rubber Company, Ltd.	29,554	579,224
Tower International, Inc.	4,436	120,216
Toyoda Gosei Company, Ltd.	17,303	441,315
Toyota Industries Corp.	44,353	2,206,345
Valeo SA	65,182	4,336,019
		70,006,202
Automobiles - 1.3%
Bayerische Motoren Werke AG	90,123	8,222,981
Daimler AG	262,333	19,360,048
Ferrari NV	33,467	2,494,335
Fiat Chrysler Automobiles NV (I)	245,857	2,686,065
Ford Motor Company	1,190,904	13,862,123
Fuji Heavy Industries, Ltd.	167,627	6,148,269
General Motors Company	416,542	14,728,925
Harley-Davidson, Inc.	54,185	3,278,193
Honda Motor Company, Ltd.	444,173	13,409,156
Isuzu Motors, Ltd.	161,846	2,143,535
Mazda Motor Corp.	155,300	2,241,738
Mitsubishi Motors Corp.	182,837	1,096,799

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Automobiles (continued)
Nissan Motor Company, Ltd.	641,676	$6,187,283
Peugeot SA (I)	132,403	2,660,968
Renault SA	52,375	4,549,932
Suzuki Motor Corp.	93,643	3,889,339
Thor Industries, Inc.	22,498	2,162,733
Toyota Motor Corp.	711,200	38,602,382
Volkswagen AG	8,827	1,318,833
Winnebago Industries, Inc.	5,681	166,169
Yamaha Motor Company, Ltd. (L)	76,313	1,837,367
		151,047,173
Distributors - 0.1%
Core-Mark Holding Company, Inc.	9,772	304,789
Genuine Parts Company	45,610	4,214,820
Jardine Cycle & Carriage, Ltd.	27,067	847,789
LKQ Corp. (I)	94,281	2,759,605
Pool Corp.	19,320	2,305,456
Weyco Group, Inc.	1,601	44,956
		10,477,415
Diversified consumer services - 0.1%
American Public Education, Inc. (I)	3,471	79,486
Ascent Capital Group, Inc., Class A (I)	2,502	35,353
Benesse Holdings, Inc. (L)	18,055	565,159
Bridgepoint Education, Inc. (I)	4,052	43,235
Bright Horizons Family Solutions, Inc. (I)	9,156	663,718
Capella Education Company	2,370	201,509
Career Education Corp. (I)	14,395	125,237
Carriage Services, Inc.	3,195	86,648
Chegg, Inc. (I)	17,403	146,881
Collectors Universe, Inc.	1,783	46,536
DeVry Education Group, Inc.	40,140	1,422,963
Graham Holdings Company, Class B	2,187	1,311,216
Grand Canyon Education, Inc. (I)	9,525	682,085
H&R Block, Inc.	62,334	1,449,266
Houghton Mifflin Harcourt Company (I)	26,735	271,360
K12, Inc. (I)	7,228	138,416
Regis Corp. (I)	8,251	96,702
Service Corp. International	88,490	2,732,571
Sotheby’s (I) (L)	32,146	1,462,000
Strayer Education, Inc.	2,259	181,827
Weight Watchers International, Inc. (I)	6,190	96,378
		11,838,546
Hotels, restaurants and leisure - 1.6%
Accor SA	46,581	1,937,496
Aristocrat Leisure, Ltd.	147,724	2,027,737
Belmond, Ltd., Class A (I)	17,680	213,928
Biglari Holdings, Inc. (I)	222	95,900
BJ’s Restaurants, Inc. (I)	5,067	204,707
Bloomin’ Brands, Inc.	22,302	440,018
Bob Evans Farms, Inc.	4,234	274,660
Bojangles’, Inc. (I)	2,514	51,537
Boyd Gaming Corp. (I)	17,497	385,109
Brinker International, Inc. (L)	22,977	1,010,069

325

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Buffalo Wild Wings, Inc. (I)	12,190	$1,862,023
Caesars Acquisition Company, Class A (I)	10,223	157,434
Caesars Entertainment Corp. (I) (L)	12,519	119,556
Carnival Corp.	127,432	7,507,019
Carnival PLC	51,879	2,973,587
Carrols Restaurant Group, Inc. (I)	7,451	105,432
Century Casinos, Inc. (I)	5,637	42,616
Chipotle Mexican Grill, Inc. (I)	8,722	3,885,825
Churchill Downs, Inc.	8,615	1,368,493
Chuy’s Holdings, Inc. (I)	3,539	105,462
ClubCorp Holdings, Inc.	14,052	225,535
Compass Group PLC	447,763	8,453,859
Cracker Barrel Old Country Store, Inc. (L)	15,357	2,445,602
Crown Resorts, Ltd.	100,744	908,820
Darden Restaurants, Inc.	37,668	3,151,682
Dave & Buster’s Entertainment, Inc. (I)	8,042	491,286
Del Frisco’s Restaurant Group, Inc. (I)	5,359	96,730
Del Taco Restaurants, Inc. (I)	5,177	68,647
Denny’s Corp. (I)	16,354	202,299
DineEquity, Inc.	3,672	199,830
Domino’s Pizza Enterprises, Ltd.	16,816	746,541
Domino’s Pizza, Inc. (L)	22,591	4,163,521
Dunkin’ Brands Group, Inc. (L)	43,224	2,363,488
El Pollo Loco Holdings, Inc. (I)	4,566	54,564
Eldorado Resorts, Inc. (I)	6,154	116,464
Fiesta Restaurant Group, Inc. (I)	5,793	140,191
Flight Centre Travel Group, Ltd.	14,463	319,034
Galaxy Entertainment Group, Ltd.	640,153	3,506,216
Genting Singapore PLC	1,635,821	1,192,894
Golden Entertainment, Inc.	2,350	31,091
ILG, Inc.	24,096	505,052
InterContinental Hotels Group PLC	51,188	2,507,133
International Speedway Corp., Class A	17,619	651,022
Intrawest Resorts Holdings, Inc. (I)	3,633	90,861
Isle of Capri Casinos, Inc. (I)	5,399	142,318
Jack in the Box, Inc.	21,758	2,213,224
Jamba, Inc. (I)	3,555	32,173
La Quinta Holdings, Inc. (I)	18,334	247,876
Lindblad Expeditions Holdings, Inc. (I)	4,202	37,650
Marriott International, Inc., Class A	96,131	9,053,618
Marriott Vacations Worldwide Corp.	4,725	472,169
McDonald’s Corp.	250,341	32,446,697
McDonald’s Holdings Company Japan, Ltd.	17,861	521,607
Melco Crown Entertainment, Ltd., ADR	51,000	945,540
Merlin Entertainments PLC (S)	191,452	1,150,826
MGM China Holdings, Ltd.	256,972	535,855
Monarch Casino & Resort, Inc. (I)	2,591	76,538
Nathan’s Famous, Inc. (I)	739	46,298
Oriental Land Company, Ltd.	59,500	3,420,355
Paddy Power Betfair PLC	21,715	2,335,130
Panera Bread Company, Class A (I)	10,034	2,627,604
Papa John’s International, Inc.	18,149	1,452,646
Penn National Gaming, Inc. (I)	16,134	297,350

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Pinnacle Entertainment, Inc. (I)	11,736	$229,087
Planet Fitness, Inc., Class A	5,502	106,024
Potbelly Corp. (I)	5,682	78,980
Red Robin Gourmet Burgers, Inc. (I)	2,840	165,998
Red Rock Resorts, Inc., Class A	6,483	143,793
Royal Caribbean Cruises, Ltd.	51,300	5,033,043
Ruby Tuesday, Inc. (I)	13,326	37,446
Ruth’s Hospitality Group, Inc.	7,134	143,037
Sands China, Ltd.	659,882	3,058,942
Scientific Games Corp., Class A (I)	11,179	264,383
SeaWorld Entertainment, Inc.	14,221	259,818
Shake Shack, Inc., Class A (I)	3,374	112,692
Shangri-La Asia, Ltd.	333,964	486,308
SJM Holdings, Ltd.	523,826	426,345
Sodexo SA	25,157	2,955,856
Sonic Corp.	9,583	243,025
Speedway Motorsports, Inc.	2,754	51,885
Starbucks Corp.	446,055	26,045,151
Tabcorp Holdings, Ltd.	228,984	830,952
Tatts Group, Ltd.	399,900	1,353,178
Texas Roadhouse, Inc.	44,286	1,972,056
The Cheesecake Factory, Inc.	30,450	1,929,312
The Habit Restaurants, Inc., Class A (I)	3,330	58,941
The Marcus Corp.	4,022	129,106
The Wendy’s Company	90,549	1,232,372
TUI AG	136,088	1,884,583
Whitbread PLC	49,957	2,478,847
William Hill PLC	238,851	871,048
Wingstop, Inc.	3,320	93,890
Wyndham Worldwide Corp.	32,062	2,702,506
Wynn Macau, Ltd.	427,670	871,046
Wynn Resorts, Ltd.	24,217	2,775,510
Yum! Brands, Inc.	102,789	6,568,217
Zoe’s Kitchen, Inc. (I)	4,249	78,607
		181,128,428
Household durables - 0.8%
AV Homes, Inc. (I)	2,795	45,978
Barratt Developments PLC	274,247	1,878,599
Bassett Furniture Industries, Inc.	2,344	63,054
Beazer Homes USA, Inc. (I)	7,005	84,971
Berkeley Group Holdings PLC	35,979	1,446,699
CalAtlantic Group, Inc.	33,898	1,269,480
Casio Computer Company, Ltd. (L)	60,248	839,979
Cavco Industries, Inc. (I)	1,807	210,335
Century Communities, Inc. (I)	3,408	86,563
CSS Industries, Inc.	2,261	58,605
DR Horton, Inc.	103,544	3,449,051
Electrolux AB, Series B (L)	65,518	1,818,899
Ethan Allen Interiors, Inc.	5,291	162,169
Flexsteel Industries, Inc.	1,466	73,886
Garmin, Ltd.	34,731	1,775,101
GoPro, Inc., Class A (I) (L)	21,799	189,651
Green Brick Partners, Inc. (I)	5,221	51,949

326

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Household durables (continued)
Helen of Troy, Ltd. (I)	18,614	$1,753,439
Hooker Furniture Corp.	2,453	76,166
Hovnanian Enterprises, Inc., Class A (I)	27,593	62,636
Husqvarna AB, B Shares	114,514	1,004,025
Iida Group Holdings Company, Ltd.	40,400	621,701
Installed Building Products, Inc. (I)	4,179	220,442
iRobot Corp. (I)	5,688	376,204
KB Home	56,540	1,124,015
La-Z-Boy, Inc.	10,467	282,609
Leggett & Platt, Inc.	40,552	2,040,577
Lennar Corp., Class A	62,059	3,176,800
LGI Homes, Inc. (I) (L)	3,266	110,750
Libbey, Inc.	5,145	75,014
Lifetime Brands, Inc.	2,781	55,898
M/I Homes, Inc. (I)	5,039	123,456
MDC Holdings, Inc.	8,603	258,520
Meritage Homes Corp. (I)	8,133	299,294
Mohawk Industries, Inc. (I)	19,336	4,437,419
NACCO Industries, Inc., Class A	828	57,794
Newell Brands, Inc.	147,877	6,975,358
Nikon Corp. (L)	92,846	1,349,225
NVR, Inc. (I)	1,619	3,411,039
Panasonic Corp.	601,509	6,807,403
Persimmon PLC	84,028	2,204,609
PulteGroup, Inc.	87,307	2,056,080
Rinnai Corp.	9,378	747,071
SEB SA	6,103	852,448
Sekisui Chemical Company, Ltd.	111,244	1,875,356
Sekisui House, Ltd.	164,326	2,709,536
Sharp Corp. (I) (L)	411,000	1,728,900
Sony Corp.	344,200	11,616,213
Taylor Morrison Home Corp., Class A (I)	6,529	139,198
Taylor Wimpey PLC	889,639	2,151,843
Techtronic Industries Company, Ltd.	374,742	1,517,060
Tempur Sealy International, Inc. (I) (L)	22,001	1,022,166
The New Home Company, Inc. (I)	3,498	36,589
Toll Brothers, Inc. (I)	69,499	2,509,609
TopBuild Corp. (I)	8,128	382,016
TRI Pointe Group, Inc. (I)	99,843	1,252,031
Tupperware Brands Corp.	23,820	1,493,990
Universal Electronics, Inc. (I)	3,035	207,898
Whirlpool Corp.	22,677	3,885,250
William Lyon Homes, Class A (I)	5,100	105,162
ZAGG, Inc. (I)	6,206	44,683
		86,742,461
Internet and direct marketing retail - 1.5%
1-800-Flowers.com, Inc., Class A (I)	5,907	60,251
Amazon.com, Inc. (I)	121,062	107,326,305
Duluth Holdings, Inc., Class B (I)	1,999	42,559
Etsy, Inc. (I)	22,480	238,962
Expedia, Inc.	37,032	4,672,327
FTD Companies, Inc. (I)	3,733	75,183
HSN, Inc.	21,822	809,596

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Internet and direct marketing retail (continued)
Lands’ End, Inc. (I) (L)	3,329	$71,407
Liberty TripAdvisor Holdings, Inc., Class A (I)	15,699	221,356
Netflix, Inc. (I)	131,514	19,439,084
Nutrisystem, Inc.	6,138	340,659
Overstock.com, Inc. (I)	2,997	51,548
PetMed Express, Inc.	4,326	87,126
Rakuten, Inc.	253,705	2,549,134
Shutterfly, Inc. (I)	7,351	354,980
Start Today Company, Ltd.	48,700	1,082,296
The Priceline Group, Inc. (I)	15,031	26,754,729
TripAdvisor, Inc. (I)	34,600	1,493,336
Wayfair, Inc., Class A (I) (L)	6,720	272,093
Zalando SE (I)	23,771	960,758
		166,903,689
Leisure products - 0.2%
Acushnet Holdings Corp. (I)	4,937	85,311
American Outdoor Brands Corp. (I) (L)	11,581	229,420
Bandai Namco Holdings, Inc.	54,393	1,630,466
Brunswick Corp.	42,088	2,575,786
Callaway Golf Company	20,241	224,068
Hasbro, Inc.	34,432	3,437,002
Johnson Outdoors, Inc., Class A	1,130	41,245
Malibu Boats, Inc., Class A (I)	4,100	92,045
Marine Products Corp.	2,708	29,436
Mattel, Inc.	104,640	2,679,830
MCBC Holdings, Inc.	2,399	38,792
Nautilus, Inc. (I)	6,622	120,852
Polaris Industries, Inc. (L)	27,517	2,305,925
Sankyo Company, Ltd. (L)	12,051	403,647
Sega Sammy Holdings, Inc.	51,236	689,126
Shimano, Inc.	20,181	2,955,872
Sturm Ruger & Company, Inc. (L)	3,954	211,737
Yamaha Corp.	45,673	1,263,535
		19,014,095
Media - 2.3%
Altice NV, Class A (I)	100,691	2,277,502
Altice NV, Class B (I)	29,740	671,762
AMC Entertainment Holdings, Inc., Class A	4,485	141,053
AMC Networks, Inc., Class A (I)	26,444	1,551,734
Axel Springer SE (L)	11,704	646,052
Cable One, Inc.	2,205	1,376,956
CBS Corp., Class B	113,676	7,884,567
Central European Media Enterprises, Ltd., Class A (I) (L)	19,128	59,297
Charter Communications, Inc., Class A (I)	65,762	21,525,218
Cinemark Holdings, Inc.	49,719	2,204,540
Comcast Corp., Class A	1,446,538	54,375,363
Daily Journal Corp. (I)	260	55,715
Dentsu, Inc.	58,965	3,211,339
Discovery Communications, Inc., Series A (I)	46,865	1,363,303

327

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Media (continued)
Discovery Communications, Inc., Series C (I)	65,183	$1,845,331
DISH Network Corp., Class A (I)	69,371	4,404,365
Entercom Communications Corp., Class A (L)	5,963	85,271
Entravision Communications Corp., Class A	14,720	91,264
Eros International PLC (I) (L)	6,242	64,293
Eutelsat Communications SA	48,196	1,074,170
Gannett Company, Inc.	25,408	212,919
Global Eagle Entertainment, Inc. (I) (L)	10,483	33,441
Gray Television, Inc. (I)	13,959	202,406
Hakuhodo DY Holdings, Inc.	58,473	695,537
IMAX Corp. (I)	12,406	421,804
ITV PLC	986,847	2,709,058
JCDecaux SA (I)	20,223	710,285
John Wiley & Sons, Inc., Class A	21,147	1,137,709
Lagardere SCA	32,479	955,379
Liberty Braves Group, Class A (I)	2,615	62,603
Liberty Braves Group, Class C (I)	6,855	162,121
Liberty Media Corp., Series A (I)	4,799	156,927
Liberty Media Corp., Series C (I) (L)	9,601	327,874
Live Nation Entertainment, Inc. (I)	62,169	1,888,073
Loral Space & Communications, Inc. (I)	2,890	113,866
MDC Partners, Inc., Class A	11,437	107,508
Media General, Inc. (I)	23,288	6,917
Meredith Corp. (L)	25,157	1,625,142
MSG Networks, Inc., Class A (I)	12,953	302,453
National CineMedia, Inc.	13,240	167,221
New Media Investment Group, Inc.	9,843	139,869
News Corp., Class A	118,211	1,536,743
News Corp., Class B	34,312	463,212
Nexstar Media Group, Inc.	9,293	651,904
Omnicom Group, Inc.	71,537	6,167,205
Pearson PLC	223,932	1,909,436
ProSiebenSat.1 Media SE	63,425	2,808,501
Publicis Groupe SA	52,258	3,648,662
REA Group, Ltd.	14,266	646,937
Reading International, Inc., Class A (I)	4,186	65,050
Rizzoli Corriere Della Sera Mediagroup SpA (I)	15,091	18,996
RTL Group SA	10,640	856,091
Schibsted ASA, B Shares	24,173	553,870
Schibsted ASA, Class A	20,379	524,598
Scholastic Corp.	5,793	246,608
Scripps Networks Interactive, Inc., Class A	29,028	2,274,924
SES SA	99,181	2,305,855
Sinclair Broadcast Group, Inc., Class A	14,157	573,359
Singapore Press Holdings, Ltd.	432,032	1,096,343
Sky PLC	280,986	3,436,402
TEGNA, Inc.	66,700	1,708,854
Telenet Group Holding NV (I)	14,463	859,754
The EW Scripps Company, Class A (I)	12,956	303,689
The Interpublic Group of Companies, Inc.	119,165	2,927,884

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Media (continued)
The New York Times Company, Class A	84,071	$1,210,622
The Walt Disney Company	444,640	50,417,730
Thomson Reuters Corp.	29,396	1,270,789
Time Warner, Inc.	236,935	23,150,919
Time, Inc.	68,581	1,327,042
Toho Company, Ltd.	31,408	833,643
tronc, Inc. (I)	5,985	83,311
Twenty-First Century Fox, Inc., Class A	320,760	10,389,416
Twenty-First Century Fox, Inc., Class B	149,831	4,761,629
Viacom, Inc., Class B	106,485	4,964,331
Vivendi SA	280,374	5,438,875
World Wrestling Entertainment, Inc., Class A (L)	7,753	172,272
WPP PLC	348,495	7,638,688
		264,292,351
Multiline retail - 0.4%
Big Lots, Inc. (L)	30,387	1,479,239
Dillard’s, Inc., Class A	11,875	620,350
Dollar General Corp.	77,894	5,431,549
Dollar Tree, Inc. (I)	72,354	5,676,895
Don Quijote Holdings Company, Ltd.	32,200	1,120,765
Fred’s, Inc., Class A (L)	7,745	101,460
Harvey Norman Holdings, Ltd. (L)	150,366	520,084
Isetan Mitsukoshi Holdings, Ltd.	90,328	992,821
J Front Retailing Company, Ltd.	64,700	961,063
J.C. Penney Company, Inc. (I) (L)	145,379	895,535
Kohl’s Corp.	53,598	2,133,736
Macy’s, Inc.	93,759	2,779,017
Marks & Spencer Group PLC	442,876	1,870,653
Marui Group Company, Ltd. (L)	57,441	782,700
Next PLC	38,072	2,059,574
Nordstrom, Inc. (L)	35,238	1,641,034
Ollie’s Bargain Outlet Holdings, Inc. (I)	4,284	143,514
Ryohin Keikaku Company, Ltd.	6,456	1,419,193
Takashimaya Company, Ltd.	82,883	726,503
Target Corp.	169,925	9,378,161
Tuesday Morning Corp. (I)	10,223	38,336
		40,772,182
Specialty retail - 1.8%
Aaron’s, Inc.	43,875	1,304,843
ABC-Mart, Inc.	8,864	519,532
Abercrombie & Fitch Company, Class A	14,761	176,099
Advance Auto Parts, Inc.	22,575	3,346,970
America’s Car-Mart, Inc. (I)	1,694	61,746
American Eagle Outfitters, Inc.	115,715	1,623,481
Asbury Automotive Group, Inc. (I)	4,276	256,988
Ascena Retail Group, Inc. (I) (L)	37,540	159,920
AutoNation, Inc. (I)	20,679	874,515
AutoZone, Inc. (I)	8,702	6,291,981
Barnes & Noble Education, Inc. (I)	8,972	86,041
Barnes & Noble, Inc.	13,696	126,688
Bed Bath & Beyond, Inc.	45,586	1,798,824
Best Buy Company, Inc.	82,253	4,042,735

328

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Specialty retail (continued)
Big 5 Sporting Goods Corp. (L)	3,762	$56,806
Boot Barn Holdings, Inc. (I)	2,968	29,354
Build-A-Bear Workshop, Inc. (I)	3,127	27,674
Cabela’s, Inc. (I)	24,171	1,283,722
Caleres, Inc.	9,127	241,135
Camping World Holdings, Inc., Class A	2,650	85,436
CarMax, Inc. (I)	57,184	3,386,436
Chico’s FAS, Inc.	88,667	1,259,071
Citi Trends, Inc.	3,303	56,151
Conn’s, Inc. (I)	4,543	39,751
CST Brands, Inc.	35,585	1,711,283
Dick’s Sporting Goods, Inc.	41,340	2,011,604
Dixons Carphone PLC	263,650	1,050,093
DSW, Inc., Class A	14,277	295,248
Dufry AG (I)	12,487	1,901,268
Express, Inc. (I)	16,110	146,762
Fast Retailing Company, Ltd.	14,446	4,545,911
Five Below, Inc. (I)	11,383	492,998
Foot Locker, Inc.	40,479	3,028,234
Francesca’s Holdings Corp. (I)	8,247	126,591
GameStop Corp., Class A (L)	47,929	1,080,799
Genesco, Inc. (I) (L)	4,397	243,814
GNC Holdings, Inc., Class A (L)	14,872	109,458
Group 1 Automotive, Inc.	4,426	327,878
Guess?, Inc.	13,148	146,600
Haverty Furniture Companies, Inc.	4,051	98,642
Hennes & Mauritz AB, B Shares	258,726	6,602,891
Hibbett Sports, Inc. (I)	4,861	143,400
Hikari Tsushin, Inc.	5,700	556,555
Industria de Diseno Textil SA	297,281	10,469,209
Kingfisher PLC	610,490	2,497,875
Kirkland’s, Inc. (I)	3,367	41,751
L Brands, Inc.	73,647	3,468,774
Lithia Motors, Inc., Class A	5,045	432,104
Lowe’s Companies, Inc.	264,652	21,757,041
Lumber Liquidators Holdings, Inc. (I)	5,633	118,237
MarineMax, Inc. (I)	5,367	116,196
Monro Muffler Brake, Inc.	6,692	348,653
Murphy USA, Inc. (I) (L)	16,305	1,197,113
Nitori Holdings Company, Ltd.	21,811	2,769,979
O’Reilly Automotive, Inc. (I)	27,999	7,555,250
Office Depot, Inc.	360,197	1,680,319
Party City Holdco, Inc. (I)	5,753	80,830
Pier 1 Imports, Inc.	17,592	125,959
Rent-A-Center, Inc.	11,241	99,708
RH (I) (L)	8,355	386,502
Ross Stores, Inc.	120,475	7,935,688
Sally Beauty Holdings, Inc. (I)	67,349	1,376,614
Select Comfort Corp. (I)	9,992	247,702
Shimamura Company, Ltd.	6,070	804,667
Shoe Carnival, Inc.	2,959	72,703
Signet Jewelers, Ltd.	21,550	1,492,769
Sonic Automotive, Inc., Class A	6,043	121,162
Sportsman’s Warehouse Holdings, Inc. (I)	5,754	27,504

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Specialty retail (continued)
Stage Stores, Inc.	6,316	$16,358
Staples, Inc.	197,045	1,728,085
Stein Mart, Inc.	7,914	23,821
Tailored Brands, Inc. (L)	10,493	156,765
The Buckle, Inc.	6,197	115,264
The Cato Corp., Class A	5,569	122,295
The Children’s Place, Inc.	3,939	472,877
The Container Store Group, Inc. (I)	4,432	18,747
The Finish Line, Inc., Class A	8,958	127,472
The Gap, Inc.	65,999	1,603,116
The Home Depot, Inc.	372,308	54,665,984
The Michaels Companies, Inc. (I)	56,603	1,267,341
The TJX Companies, Inc.	199,013	15,737,948
Tiffany & Company	32,550	3,102,015
Tile Shop Holdings, Inc. (L)	7,031	135,347
Tilly’s, Inc., Class A	2,676	24,138
Tractor Supply Company	40,214	2,773,560
Ulta Salon Cosmetics & Fragrance, Inc. (I)	17,962	5,123,301
Urban Outfitters, Inc. (I)	41,518	986,468
USS Company, Ltd.	58,748	983,939
Vitamin Shoppe, Inc. (I)	5,212	105,022
West Marine, Inc. (I)	4,702	44,857
Williams-Sonoma, Inc.	38,063	2,040,938
Winmark Corp.	494	55,822
Yamada Denki Company, Ltd. (L)	174,108	870,386
Zumiez, Inc. (I)	3,841	70,290
		209,352,393
Textiles, apparel and luxury goods - 1.0%
adidas AG	51,304	9,759,657
Asics Corp. (L)	44,372	713,929
Burberry Group PLC	120,124	2,592,359
Carter’s, Inc.	22,846	2,051,571
Christian Dior SE	14,851	3,447,320
Cie Financiere Richemont SA	142,232	11,245,172
Coach, Inc.	85,997	3,554,256
Columbia Sportswear Company	5,638	331,233
Crocs, Inc. (I)	16,428	116,146
Culp, Inc.	2,324	72,509
Deckers Outdoor Corp. (I)	21,871	1,306,355
Delta Apparel, Inc. (I)	1,599	28,190
Fossil Group, Inc. (I)	9,049	157,905
G-III Apparel Group, Ltd. (I)	9,207	201,541
Hanesbrands, Inc. (L)	117,089	2,430,768
Hermes International	7,190	3,403,634
HUGO BOSS AG	18,117	1,321,153
Iconix Brand Group, Inc. (I)	9,583	72,064
Kate Spade & Company (I)	60,310	1,401,001
Kering	20,644	5,335,748
Li & Fung, Ltd. (L)	1,609,774	698,385
Luxottica Group SpA	46,142	2,546,414
LVMH Moet Hennessy Louis Vuitton SE	75,982	16,700,253
Michael Kors Holdings, Ltd. (I)	49,587	1,889,761
Movado Group, Inc.	3,346	83,483

329

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Textiles, apparel and luxury goods (continued)
NIKE, Inc., Class B (L)	405,066	$22,574,328
Oxford Industries, Inc.	3,223	184,549
Pandora A/S	30,296	3,353,110
Perry Ellis International, Inc. (I)	2,845	61,111
PVH Corp.	24,055	2,488,971
Ralph Lauren Corp.	16,824	1,373,175
Sequential Brands Group, Inc. (I)	8,701	33,847
Skechers U.S.A., Inc., Class A (I)	62,884	1,726,166
Steven Madden, Ltd. (I)	13,021	501,960
Superior Uniform Group, Inc.	1,815	33,759
The Swatch Group AG	13,652	950,675
The Swatch Group AG (Swiss Stock Exchange)	8,380	3,000,273
Under Armour, Inc., Class A (I) (L)	54,551	1,079,019
Under Armour, Inc., Class C (I) (L)	57,312	1,048,810
Unifi, Inc. (I)	3,476	98,684
Vera Bradley, Inc. (I)	4,894	45,563
VF Corp.	101,565	5,583,028
Wolverine World Wide, Inc.	20,505	512,010
Yue Yuen Industrial Holdings, Ltd.	203,487	799,632
		116,909,477
		1,328,484,412
Consumer staples - 9.0%
Beverages - 1.8%
Anheuser-Busch InBev SA	207,597	22,747,489
Asahi Group Holdings, Ltd.	105,381	3,990,177
Brown-Forman Corp., Class B (L)	53,944	2,491,134
Carlsberg A/S, Class B	29,142	2,691,047
Coca-Cola Amatil, Ltd.	155,292	1,283,886
Coca-Cola Bottling Company Consolidated	1,019	209,934
Coca-Cola European Partners PLC	59,119	2,208,215
Coca-Cola HBC AG (I)	48,893	1,262,228
Coca-Cola West Company, Ltd.	34,000	1,098,539
Constellation Brands, Inc., Class A	52,785	8,554,865
Craft Brew Alliance, Inc. (I)	2,839	37,901
Diageo PLC	685,642	19,633,487
Dr. Pepper Snapple Group, Inc.	55,665	5,450,717
Heineken Holding NV	27,440	2,179,553
Heineken NV	62,764	5,341,113
Kirin Holdings Company, Ltd.	224,092	4,238,998
MGP Ingredients, Inc.	2,660	144,252
Molson Coors Brewing Company, Class B	56,497	5,407,328
Monster Beverage Corp. (I)	122,945	5,676,371
National Beverage Corp.	2,506	211,832
PepsiCo, Inc.	436,240	48,797,806
Pernod Ricard SA	57,860	6,840,248
Primo Water Corp. (I)	4,813	65,361
Remy Cointreau SA	5,956	582,678
Suntory Beverage & Food, Ltd.	37,859	1,599,362
The Boston Beer Company, Inc., Class A (I) (L)	6,238	902,327
The Coca-Cola Company	1,181,051	50,123,804

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples (continued)
Beverages (continued)
Treasury Wine Estates, Ltd.	201,265	$1,880,142
		205,650,794
Food and staples retailing - 1.6%
Aeon Company, Ltd. (L)	178,178	2,608,979
Carrefour SA	154,545	3,641,256
Casey’s General Stores, Inc.	18,420	2,067,645
Casino Guichard Perrachon SA	14,836	828,935
Colruyt SA	18,679	917,329
Costco Wholesale Corp.	134,348	22,528,816
CVS Health Corp.	313,446	24,605,511
Distribuidora Internacional de Alimentacion SA	171,198	989,542
FamilyMart UNY Holdings Company, Ltd.	22,441	1,338,986
ICA Gruppen AB	22,040	751,737
Ingles Markets, Inc., Class A	3,133	135,189
J Sainsbury PLC	447,087	1,480,834
Jeronimo Martins SGPS SA	68,043	1,215,878
Koninklijke Ahold Delhaize NV	349,118	7,460,585
Lawson, Inc.	13,489	917,194
METRO AG	48,570	1,551,936
Performance Food Group Company (I)	8,034	191,209
PriceSmart, Inc.	4,291	395,630
Seven & i Holdings Company, Ltd.	205,329	8,066,067
Smart & Final Stores, Inc. (I)	5,333	64,529
SpartanNash Company	7,841	274,357
Sprouts Farmers Market, Inc. (I)	60,302	1,394,182
Sundrug Company, Ltd.	20,192	679,356
SUPERVALU, Inc. (I)	57,015	220,078
Sysco Corp.	151,924	7,887,894
Tesco PLC (I)	2,227,590	5,184,413
The Andersons, Inc. (L)	5,733	217,281
The Chefs’ Warehouse, Inc. (I)	4,607	64,037
The Kroger Company	282,152	8,320,662
Tsuruha Holdings, Inc.	9,798	908,760
United Natural Foods, Inc. (I)	34,359	1,485,340
Village Super Market, Inc., Class A	1,672	44,308
Wal-Mart Stores, Inc.	460,181	33,169,846
Walgreens Boots Alliance, Inc.	260,591	21,642,083
Weis Markets, Inc.	2,052	122,402
Wesfarmers, Ltd.	308,191	10,610,376
Whole Foods Market, Inc.	97,356	2,893,420
WM Morrison Supermarkets PLC	605,056	1,820,782
Woolworths, Ltd.	351,053	7,107,416
		185,804,780
Food products - 2.1%
AdvancePierre Foods Holdings, Inc.	4,648	144,878
Ajinomoto Company, Inc.	147,996	2,928,357
Amplify Snack Brands, Inc. (I) (L)	6,467	54,323
Archer-Daniels-Midland Company	174,524	8,035,085
Aryzta AG (I)	24,232	778,063
Associated British Foods PLC	97,078	3,171,121
B&G Foods, Inc. (L)	13,856	557,704
Barry Callebaut AG (I)	603	788,433

330

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples (continued)
Food products (continued)
Cal-Maine Foods, Inc. (L)	6,621	$243,653
Calavo Growers, Inc. (L)	3,309	200,525
Calbee, Inc. (L)	22,000	751,436
Campbell Soup Company	59,389	3,399,426
Chocoladefabriken Lindt & Spruengli AG	28	1,857,461
Chocoladefabriken Lindt & Spruengli AG (Swiss Stock Exchange)	276	1,563,899
Conagra Brands, Inc.	125,968	5,081,549
Danone SA	160,842	10,941,267
Darling Ingredients, Inc. (I)	35,027	508,592
Dean Foods Company (L)	62,104	1,220,965
Farmer Brothers Company (I)	1,825	64,514
Flowers Foods, Inc.	86,426	1,677,529
Fresh Del Monte Produce, Inc.	6,711	397,493
Freshpet, Inc. (I) (L)	5,436	59,796
General Mills, Inc.	177,269	10,460,644
Golden Agri-Resources, Ltd.	1,909,761	525,923
Hormel Foods Corp. (L)	82,528	2,857,945
Ingredion, Inc.	33,752	4,064,753
Inventure Foods, Inc. (I)	4,410	19,492
J&J Snack Foods Corp.	3,192	432,708
John B. Sanfilippo & Son, Inc.	1,823	133,425
Kellogg Company	77,437	5,622,701
Kerry Group PLC, Class A	41,942	3,297,678
Kerry Group PLC, Class A (London Stock Exchange)	1,204	95,460
Kikkoman Corp.	39,746	1,187,872
Lamb Weston Holdings, Inc.	65,235	2,743,784
Lancaster Colony Corp.	13,119	1,690,252
Landec Corp. (I)	6,064	72,768
Limoneira Company	2,914	60,932
Marine Harvest ASA (I)	104,275	1,590,651
McCormick & Company, Inc.	34,513	3,366,743
Mead Johnson Nutrition Company	55,921	4,981,443
MEIJI Holdings Company, Ltd.	31,200	2,603,463
Mondelez International, Inc., Class A	466,598	20,101,042
Nestle SA	847,989	65,084,611
NH Foods, Ltd.	46,882	1,259,462
Nisshin Seifun Group, Inc.	54,400	813,281
Nissin Foods Holdings Company, Ltd.	16,275	904,149
Omega Protein Corp.	4,700	94,235
Orkla ASA	222,113	1,989,707
Post Holdings, Inc. (I) (L)	30,221	2,644,942
Sanderson Farms, Inc.	4,226	438,828
Seaboard Corp.	56	233,490
Seneca Foods Corp., Class A (I)	1,504	54,294
Snyder’s-Lance, Inc.	57,391	2,313,431
Tate & Lyle PLC	126,276	1,210,056
The Hain Celestial Group, Inc. (I)	48,634	1,809,185
The Hershey Company	42,750	4,670,438
The J.M. Smucker Company	35,695	4,678,901
The Kraft Heinz Company	182,096	16,536,138
The WhiteWave Foods Company (I)	83,324	4,678,643
Tootsie Roll Industries, Inc.	12,195	455,491

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples (continued)
Food products (continued)
Toyo Suisan Kaisha, Ltd.	24,450	$912,164
TreeHouse Foods, Inc. (I)	26,702	2,260,591
Tyson Foods, Inc., Class A	87,714	5,412,831
WH Group, Ltd. (S)	2,196,500	1,894,086
Wilmar International, Ltd.	524,403	1,323,340
Yakult Honsha Company, Ltd.	24,003	1,335,877
Yamazaki Baking Company, Ltd.	36,190	745,137
		234,089,056
Household products - 1.3%
Central Garden & Pet Company (I) (L)	2,622	97,198
Central Garden & Pet Company, Class A (I)	6,646	230,749
Church & Dwight Company, Inc.	77,767	3,878,240
Colgate-Palmolive Company	269,808	19,747,248
Energizer Holdings, Inc.	29,119	1,623,384
Henkel AG & Company KGaA	28,268	3,143,627
HRG Group, Inc. (I)	25,334	489,453
Kimberly-Clark Corp.	108,736	14,312,920
Lion Corp.	65,000	1,171,432
Oil-Dri Corp. of America	1,269	47,296
Orchids Paper Products Company (L)	2,095	50,280
Reckitt Benckiser Group PLC	171,760	15,680,265
Svenska Cellulosa AB SCA, B Shares	165,783	5,342,571
The Clorox Company	39,028	5,262,145
The Procter & Gamble Company	781,361	70,205,286
Unicharm Corp.	110,000	2,643,579
WD-40 Company	3,007	327,613
		144,253,286
Personal products - 0.7%
Avon Products, Inc. (I)	300,134	1,320,590
Beiersdorf AG	27,453	2,597,851
Coty, Inc., Class A	143,267	2,597,431
Edgewell Personal Care Company (I)	26,959	1,971,781
elf Beauty, Inc. (I)	2,152	61,978
Inter Parfums, Inc.	3,897	142,435
Kao Corp.	137,275	7,538,667
Kose Corp.	8,300	754,311
L’Oreal SA	68,638	13,201,664
Medifast, Inc.	2,235	99,167
Natural Health Trends Corp.	1,670	48,263
Nu Skin Enterprises, Inc., Class A	23,231	1,290,250
Nutraceutical International Corp.	1,897	59,092
Pola Orbis Holdings, Inc.	25,872	625,132
Revlon, Inc., Class A (I)	2,610	72,689
Shiseido Company, Ltd.	103,560	2,725,770
The Estee Lauder Companies, Inc., Class A	68,170	5,780,134
Unilever NV	443,845	22,036,514
Unilever PLC	349,723	17,250,878
USANA Health Sciences, Inc. (I)	2,268	130,637
		80,305,234
Tobacco - 1.5%
Alliance One International, Inc. (I)	1,894	24,338

331

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples (continued)
Tobacco (continued)
Altria Group, Inc.	592,860	$42,342,061
British American Tobacco PLC	508,020	33,705,105
Imperial Brands PLC	261,239	12,660,599
Japan Tobacco, Inc.	299,666	9,753,391
Philip Morris International, Inc.	474,247	53,542,486
Reynolds American, Inc.	252,401	15,906,311
Swedish Match AB	51,408	1,670,701
Universal Corp.	4,774	337,761
Vector Group, Ltd.	19,684	409,427
		170,352,180
		1,020,455,330
Energy - 5.5%
Energy equipment and services - 0.8%
Archrock, Inc.	14,951	185,392
Atwood Oceanics, Inc. (I) (L)	13,154	125,358
Baker Hughes, Inc.	129,491	7,746,152
Bristow Group, Inc.	7,279	110,714
CARBO Ceramics, Inc. (I)	5,163	67,326
Dawson Geophysical Company (I)	5,054	28,100
Diamond Offshore Drilling, Inc. (I)	30,130	503,472
Dril-Quip, Inc. (I)	17,768	969,244
Ensco PLC, Class A	142,562	1,275,930
Era Group, Inc. (I)	4,439	58,861
Exterran Corp. (I)	6,812	214,237
Fairmount Santrol Holdings, Inc. (I)	19,346	141,806
Forum Energy Technologies, Inc. (I)	12,730	263,511
Geospace Technologies Corp. (I)	2,963	48,089
Halliburton Company	264,786	13,030,119
Helix Energy Solutions Group, Inc. (I)	24,080	187,102
Helmerich & Payne, Inc.	33,492	2,229,562
Hornbeck Offshore Services, Inc. (I) (L)	7,249	32,113
Independence Contract Drilling, Inc. (I)	6,726	37,060
Matrix Service Company (I)	5,930	97,845
McDermott International, Inc. (I)	51,287	346,187
Nabors Industries, Ltd.	134,142	1,753,236
National Oilwell Varco, Inc.	115,682	4,637,691
Natural Gas Services Group, Inc. (I)	2,663	69,371
Newpark Resources, Inc. (I)	17,957	145,452
Noble Corp. PLC (L)	114,984	711,751
Oceaneering International, Inc.	46,127	1,249,119
Oil States International, Inc. (I)	35,072	1,162,637
Parker Drilling Company (I)	27,151	47,514
Patterson-UTI Energy, Inc.	78,192	1,897,720
Petrofac, Ltd.	71,299	823,599
PHI, Inc. (I)	2,935	35,161
Pioneer Energy Services Corp. (I)	16,260	65,040
RigNet, Inc. (I)	2,858	61,304
Rowan Companies PLC, Class A (I)	59,122	921,121
Saipem SpA (I)	1,666,674	757,001
Schlumberger, Ltd.	426,260	33,290,906
SEACOR Holdings, Inc. (I)	3,394	234,831
Seadrill, Ltd. (I) (L)	81,052	133,736
Smart Sand, Inc. (I)	2,689	43,696

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Energy equipment and services (continued)
Superior Energy Services, Inc. (I)	71,833	$1,024,339
TechnipFMC PLC (I)	142,039	4,616,268
Tenaris SA (L)	128,505	2,222,153
Tesco Corp. (I)	10,388	83,623
TETRA Technologies, Inc. (I)	20,064	81,660
Tidewater, Inc. (I) (L)	10,526	12,105
Transocean, Ltd. (I)	120,518	1,500,449
U.S. Silica Holdings, Inc.	15,794	757,954
Unit Corp. (I)	10,809	261,145
Willbros Group, Inc. (I)	9,774	26,781
		86,325,543
Oil, gas and consumable fuels - 4.7%
Abraxas Petroleum Corp. (I)	27,875	56,308
Alon USA Energy, Inc.	6,982	85,111
Anadarko Petroleum Corp.	171,266	10,618,492
Apache Corp.	116,276	5,975,424
Ardmore Shipping Corp.	6,331	50,965
Bill Barrett Corp. (I)	10,902	49,604
BP PLC	5,155,785	29,677,293
Cabot Oil & Gas Corp.	145,389	3,476,251
California Resources Corp. (I) (L)	6,834	102,783
Callon Petroleum Company (I)	30,826	405,670
Caltex Australia, Ltd.	71,043	1,600,712
Carrizo Oil & Gas, Inc. (I)	13,175	377,596
Chesapeake Energy Corp. (I) (L)	230,397	1,368,558
Chevron Corp.	578,450	62,108,177
Cimarex Energy Company	29,092	3,476,203
Clayton Williams Energy, Inc. (I)	1,266	167,213
Clean Energy Fuels Corp. (I)	21,246	54,177
Cobalt International Energy, Inc. (I) (L)	90,498	48,272
Concho Resources, Inc. (I)	45,334	5,818,166
ConocoPhillips	377,871	18,844,427
CONSOL Energy, Inc. (I)	83,067	1,393,864
Contango Oil & Gas Company (I)	5,445	39,857
CVR Energy, Inc. (L)	3,493	70,139
Delek US Holdings, Inc.	13,190	320,121
Denbury Resources, Inc. (I)	75,400	194,532
Devon Energy Corp.	160,462	6,694,475
DHT Holdings, Inc.	20,359	91,005
Dorian LPG, Ltd. (I)	5,410	56,967
Eclipse Resources Corp. (I)	12,636	32,095
Enagas SA	61,686	1,600,350
Energen Corp. (I)	45,631	2,484,152
Eni SpA	693,064	11,347,731
EOG Resources, Inc.	175,980	17,166,849
EP Energy Corp., Class A (I) (L)	8,544	40,584
EQT Corp.	52,958	3,235,734
Evolution Petroleum Corp.	5,571	44,568
EXCO Resources, Inc. (I) (L)	35,038	21,720
Exxon Mobil Corp.	1,267,447	103,943,328
Frontline, Ltd.	14,286	96,288
Galp Energia SGPS SA	136,766	2,074,380
GasLog, Ltd. (L)	8,692	133,422

332

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Oil, gas and consumable fuels (continued)
Gener8 Maritime, Inc. (I)	9,660	$54,772
Golar LNG, Ltd. (L)	20,347	568,292
Green Plains, Inc. (L)	7,667	189,758
Gulfport Energy Corp. (I)	74,660	1,283,405
Hess Corp.	81,733	3,940,348
HollyFrontier Corp.	83,377	2,362,904
Idemitsu Kosan Company, Ltd.	24,100	838,903
Inpex Corp.	259,141	2,555,382
International Seaways, Inc. (I)	2,867	54,817
Jones Energy, Inc., Class A (I) (L)	13,808	35,211
JX Holdings, Inc.	633,191	3,117,545
Kinder Morgan, Inc.	585,464	12,727,987
Koninklijke Vopak NV	19,348	842,648
Lundin Petroleum AB (I)	50,108	1,017,002
Marathon Oil Corp.	259,679	4,102,928
Marathon Petroleum Corp.	161,760	8,175,350
Matador Resources Company (I)	17,650	419,894
Murphy Oil Corp. (L)	50,536	1,444,824
Navios Maritime Acquisition Corp.	20,876	35,907
Neste OYJ (L)	34,883	1,364,024
Newfield Exploration Company (I)	60,137	2,219,657
Noble Energy, Inc.	133,297	4,577,419
Nordic American Tankers, Ltd. (L)	20,984	171,649
Northern Oil and Gas, Inc. (I) (L)	11,880	30,888
Oasis Petroleum, Inc. (I)	49,639	707,852
Occidental Petroleum Corp.	233,212	14,776,312
Oil Search, Ltd.	373,688	2,060,309
OMV AG	40,132	1,581,573
ONEOK, Inc.	64,444	3,572,775
Origin Energy, Ltd. (I)	478,149	2,572,049
Overseas Shipholding Group, Inc., Class A (I)	8,604	33,211
Pacific Ethanol, Inc. (I)	6,430	44,046
Panhandle Oil and Gas, Inc., Class A	3,460	66,432
Par Pacific Holdings, Inc. (I)	6,824	112,528
PDC Energy, Inc. (I)	11,848	738,723
Phillips 66	134,858	10,683,451
Pioneer Natural Resources Company	52,002	9,684,332
QEP Resources, Inc. (I)	112,633	1,431,565
Range Resources Corp.	56,927	1,656,576
Renewable Energy Group, Inc. (I)	8,575	89,609
Repsol SA	307,329	4,761,417
REX American Resources Corp. (I)	1,187	107,412
Ring Energy, Inc. (I)	8,974	97,099
Royal Dutch Shell PLC, A Shares	1,190,611	31,382,450
Royal Dutch Shell PLC, B Shares	1,020,608	28,055,908
RSP Permian, Inc. (I)	20,798	861,661
Sanchez Energy Corp. (I) (L)	12,005	114,528
Santos, Ltd. (I)	498,515	1,446,648
Scorpio Tankers, Inc.	35,180	156,199
SemGroup Corp., Class A	14,074	506,664
Ship Finance International, Ltd. (L)	12,179	179,031
Showa Shell Sekiyu KK	50,494	512,443
SM Energy Company	46,024	1,105,496

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Oil, gas and consumable fuels (continued)
Snam SpA	667,116	$2,883,232
Southwestern Energy Company (I)	153,386	1,253,164
SRC Energy, Inc. (I) (L)	39,707	335,127
Statoil ASA	307,673	5,288,452
Teekay Corp.	10,830	99,095
Teekay Tankers, Ltd., Class A	25,809	52,908
Tesoro Corp.	35,828	2,904,218
The Williams Companies, Inc.	252,519	7,472,037
TonenGeneral Sekiyu KK	80,557	1,010,080
TOTAL SA (L)	620,010	31,349,810
Valero Energy Corp.	137,817	9,135,889
Western Refining, Inc.	54,457	1,909,807
Westmoreland Coal Company (I)	3,925	56,991
Woodside Petroleum, Ltd.	206,722	5,064,348
World Fuel Services Corp.	32,930	1,193,713
WPX Energy, Inc. (I)	186,318	2,494,798
		539,177,045
		625,502,588
Financials - 16.3%
Banks - 8.4%
1st Source Corp.	3,279	153,949
ABN AMRO Group NV (S)	76,805	1,862,409
Access National Corp. (L)	1,975	59,290
ACNB Corp.	1,684	48,583
Allegiance Bancshares, Inc. (I)	2,532	94,190
American National Bankshares, Inc.	2,094	78,002
Ameris Bancorp	7,269	335,101
Aozora Bank, Ltd.	320,271	1,182,350
Arrow Financial Corp.	2,540	86,106
Associated Banc-Corp.	71,363	1,741,257
Atlantic Capital Bancshares, Inc. (I)	4,117	78,017
Australia & New Zealand Banking Group, Ltd.	797,682	19,368,250
Banc of California, Inc.	10,406	215,404
BancFirst Corp.	1,569	141,053
Banco Bilbao Vizcaya Argentaria SA	1,789,097	13,888,166
Banco de Sabadell SA	1,453,391	2,663,000
Banco Espirito Santo SA (I)	625,609	188
Banco Latinoamericano de Comercio Exterior SA	6,360	176,426
Banco Popular Espanol SA (I) (L)	923,047	895,076
Banco Santander SA	3,973,188	24,321,099
BancorpSouth, Inc.	58,317	1,764,089
Bank Hapoalim BM	291,060	1,773,773
Bank Leumi Le-Israel BM (I)	395,081	1,744,198
Bank of America Corp.	3,064,263	72,285,964
Bank of Hawaii Corp. (L)	20,045	1,650,906
Bank of Ireland (I)	7,491,509	1,874,022
Bank of Marin Bancorp	1,447	93,114
Bank of Queensland, Ltd.	104,915	973,935
Bank of the Ozarks, Inc.	61,680	3,207,977
Bankia SA (L)	1,254,980	1,428,541
Bankinter SA (L)	183,616	1,539,653

333

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
Bankwell Financial Group, Inc.	1,507	$51,826
Banner Corp.	6,375	354,705
Bar Harbor Bankshares	3,756	124,248
Barclays PLC	4,617,291	13,033,595
BB&T Corp.	246,916	11,037,145
Bendigo and Adelaide Bank, Ltd.	128,606	1,191,516
Berkshire Hills Bancorp, Inc.	6,912	249,178
Blue Hills Bancorp, Inc.	5,555	99,157
BNC Bancorp	8,706	305,145
BNP Paribas SA	288,681	19,209,998
BOC Hong Kong Holdings, Ltd.	1,008,741	4,123,047
Boston Private Financial Holdings, Inc.	17,189	281,900
Bridge Bancorp, Inc.	4,030	141,050
Brookline Bancorp, Inc.	14,992	234,625
Bryn Mawr Bank Corp.	3,625	143,188
C&F Financial Corp.	834	38,614
CaixaBank SA	977,835	4,204,184
Camden National Corp.	3,320	146,213
Capital Bank Financial Corp., Class A	4,995	216,783
Capital City Bank Group, Inc.	2,858	61,133
Cardinal Financial Corp.	6,644	198,921
Carolina Financial Corp.	2,210	66,300
Cascade Bancorp (I)	7,504	57,856
Cathay General Bancorp	50,903	1,918,025
CenterState Banks, Inc.	9,649	249,909
Central Pacific Financial Corp.	6,304	192,524
Central Valley Community Bancorp	2,210	45,305
Chemical Financial Corp.	47,264	2,417,554
Chemung Financial Corp.	921	36,380
Citigroup, Inc.	846,823	50,656,952
Citizens & Northern Corp.	2,985	69,491
Citizens Financial Group, Inc.	155,237	5,363,438
City Holding Company	3,017	194,536
CNB Financial Corp.	3,387	80,915
CoBiz Financial, Inc.	8,235	138,348
Codorus Valley Bancorp, Inc.	2,067	53,556
Columbia Banking System, Inc.	12,349	481,488
Comerica, Inc.	53,741	3,685,558
Commerce Bancshares, Inc.	41,083	2,307,221
Commerzbank AG	290,025	2,627,716
Commonwealth Bank of Australia	469,527	30,789,246
Community Bank Systems, Inc.	8,986	494,050
Community Trust Bancorp, Inc.	3,219	147,269
Concordia Financial Group, Ltd.	318,946	1,478,666
ConnectOne Bancorp, Inc. (L)	6,234	151,175
Credit Agricole SA	306,178	4,138,506
CU Bancorp (I)	3,671	145,555
Cullen/Frost Bankers, Inc.	26,674	2,373,186
Customers Bancorp, Inc. (I)	5,117	161,339
CVB Financial Corp.	21,692	479,176
Danske Bank A/S	187,604	6,396,529
DBS Group Holdings, Ltd.	486,383	6,737,325
DNB ASA	266,303	4,228,510
Eagle Bancorp, Inc. (I)	6,499	387,990

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
East West Bancorp, Inc.	67,775	$3,497,868
Enterprise Financial Services Corp.	4,045	171,508
Equity Bancshares, Inc., Class A (I)	1,445	45,908
Erste Group Bank AG	81,981	2,669,456
Farmers Capital Bank Corp.	1,748	70,619
Farmers National Banc Corp.	5,693	81,695
FB Financial Corp. (I)	1,612	57,000
FCB Financial Holdings, Inc., Class A (I)	6,306	312,462
Fidelity Southern Corp.	4,586	102,635
Fifth Third Bancorp	229,040	5,817,616
Financial Institutions, Inc.	3,174	104,583
First Bancorp (I)	25,370	143,341
First Bancorp (New York Stock Exchange)	4,394	128,700
First Bancorp, Inc.	2,543	69,297
First Busey Corp.	6,489	190,777
First Business Financial Services, Inc.	2,150	55,814
First Citizens BancShares, Inc., Class A	1,571	526,866
First Commonwealth Financial Corp.	18,382	243,745
First Community Bancshares, Inc.	3,524	87,994
First Connecticut Bancorp, Inc.	3,688	91,462
First Financial Bancorp	13,086	359,211
First Financial Bankshares, Inc. (L)	13,580	544,558
First Financial Corp.	2,245	106,638
First Financial Northwest, Inc.	1,915	33,838
First Foundation, Inc. (I)	5,942	92,160
First Horizon National Corp.	109,850	2,032,225
First Internet Bancorp	1,504	44,368
First Interstate BancSystem, Inc., Class A	4,085	161,970
First Merchants Corp.	8,409	330,642
First Mid-Illinois Bancshares, Inc.	1,836	62,130
First Midwest Bancorp, Inc.	17,103	404,999
First NBC Bank Holding Company (I)	4,227	16,908
First Northwest Bancorp (I)	3,002	46,531
Flushing Financial Corp.	5,922	159,124
FNB Corp.	217,507	3,234,329
Franklin Financial Network, Inc. (I)	2,497	96,759
Fukuoka Financial Group, Inc.	214,101	929,997
Fulton Financial Corp.	117,894	2,104,408
German American Bancorp, Inc.	3,070	145,334
Glacier Bancorp, Inc.	16,141	547,664
Great Southern Bancorp, Inc.	2,481	125,291
Great Western Bancorp, Inc.	12,358	524,103
Green Bancorp, Inc. (I)	4,978	88,608
Guaranty Bancorp	3,922	95,501
Hancock Holding Company	55,843	2,543,649
Hang Seng Bank, Ltd.	208,490	4,229,525
Hanmi Financial Corp.	6,598	202,889
HarborOne Bancorp, Inc. (I)	3,362	63,844
Heartland Financial USA, Inc.	4,913	245,404
Heritage Commerce Corp.	6,059	85,432
Heritage Financial Corp.	6,422	158,945
Heritage Oaks Bancorp	6,327	84,465
Hilltop Holdings, Inc.	15,802	434,081
Home BancShares, Inc.	25,640	694,075

334

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
HomeTrust Bancshares, Inc. (I)	3,859	$90,687
Hope Bancorp, Inc.	27,375	524,779
Horizon Bancorp	4,261	111,723
HSBC Holdings PLC	5,394,349	44,000,892
Huntington Bancshares, Inc.	332,706	4,454,933
IBERIABANK Corp.	9,369	741,088
Independent Bank Corp. (MA)	5,492	356,980
Independent Bank Corp. (MI)	4,362	90,293
Independent Bank Group, Inc.	2,353	151,298
ING Groep NV	1,056,692	15,960,553
International Bancshares Corp.	39,015	1,381,131
Intesa Sanpaolo SpA	3,458,285	9,406,890
Intesa Sanpaolo SpA (London Stock Exchange)	252,142	641,320
Investors Bancorp, Inc.	61,798	888,655
Japan Post Bank Company, Ltd.	110,200	1,368,230
JPMorgan Chase & Co.	1,091,723	95,896,948
KBC Groep NV	68,334	4,530,061
KeyCorp	327,576	5,824,301
Kyushu Financial Group, Inc.	94,800	580,631
Lakeland Bancorp, Inc.	8,316	162,994
Lakeland Financial Corp.	5,006	215,859
LCNB Corp.	2,295	54,736
LegacyTexas Financial Group, Inc.	9,443	376,776
Live Oak Bancshares, Inc. (L)	4,278	92,619
Lloyds Banking Group PLC	17,502,983	14,556,887
M&T Bank Corp.	47,096	7,287,164
Macatawa Bank Corp.	6,548	64,694
MainSource Financial Group, Inc.	4,986	164,189
MB Financial, Inc.	49,388	2,114,794
MBT Financial Corp.	3,975	45,116
Mebuki Financial Group, Inc.	252,800	1,010,191
Mediobanca SpA	153,266	1,381,889
Mercantile Bank Corp.	3,560	122,464
Merchants Bancshares, Inc.	1,365	66,476
Middleburg Financial Corp.	1,203	48,168
MidWestOne Financial Group, Inc.	2,115	72,523
Mitsubishi UFJ Financial Group, Inc.	3,474,568	21,886,883
Mizrahi Tefahot Bank, Ltd.	37,703	639,053
Mizuho Financial Group, Inc.	6,570,800	12,061,208
MutualFirst Financial, Inc.	1,450	45,748
National Australia Bank, Ltd.	724,013	18,435,073
National Bank Holdings Corp., Class A	5,033	163,573
National Commerce Corp. (I)	2,067	75,652
Natixis SA	256,428	1,578,612
NBT Bancorp, Inc.	9,014	334,149
Nicolet Bankshares, Inc. (I)	1,758	83,224
Nordea Bank AB	827,529	9,441,138
Northrim BanCorp, Inc.	1,808	54,330
OFG Bancorp	9,265	109,327
Old Line Bancshares, Inc.	2,254	64,194
Old National Bancorp	28,173	488,802
Old Second Bancorp, Inc.	6,866	77,243
Opus Bank	3,815	76,872

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
Orrstown Financial Services, Inc.	1,959	$43,784
Oversea-Chinese Banking Corp., Ltd.	857,424	5,955,674
Pacific Continental Corp.	4,757	116,547
Pacific Premier Bancorp, Inc. (I)	5,816	224,207
PacWest Bancorp	56,355	3,001,467
Park National Corp.	2,784	292,877
Park Sterling Corp.	11,522	141,836
Peapack Gladstone Financial Corp.	3,490	103,269
Penns Woods Bancorp, Inc.	1,334	57,962
People’s United Financial, Inc.	97,522	1,774,900
People’s Utah Bancorp	3,016	79,773
Peoples Bancorp, Inc.	3,524	111,570
Peoples Financial Services Corp.	1,652	69,054
Pinnacle Financial Partners, Inc.	9,143	607,552
Preferred Bank	2,610	140,053
Premier Financial Bancorp, Inc.	2,417	50,830
PrivateBancorp, Inc.	54,147	3,214,707
Prosperity Bancshares, Inc.	46,718	3,256,712
QCR Holdings, Inc.	2,564	108,585
Raiffeisen Bank International AG (I)	32,086	723,595
Regions Financial Corp.	368,243	5,350,571
Renasant Corp.	8,705	345,501
Republic Bancorp, Inc., Class A	2,009	69,090
Republic First Bancorp, Inc. (I)	12,220	101,426
Resona Holdings, Inc.	601,546	3,233,836
Royal Bank of Scotland Group PLC (I)	966,476	2,930,593
S&T Bancorp, Inc.	7,250	250,850
Sandy Spring Bancorp, Inc.	4,873	199,744
Seacoast Banking Corp. of Florida (I)	6,385	153,112
ServisFirst Bancshares, Inc. (L)	10,053	365,728
Seven Bank, Ltd. (L)	160,140	524,430
Shinsei Bank, Ltd.	491,663	905,949
Shore Bancshares, Inc.	3,334	55,711
Sierra Bancorp	2,921	80,123
Signature Bank (I)	25,238	3,745,067
Simmons First National Corp., Class A	6,291	346,949
Skandinaviska Enskilda Banken AB, Series A (L)	413,820	4,598,416
Societe Generale SA	209,062	10,592,190
South State Corp.	5,013	447,912
Southern First Bancshares, Inc. (I)	1,471	48,028
Southern National Bancorp of Virginia, Inc.	2,940	49,774
Southside Bancshares, Inc.	5,495	184,467
Southwest Bancorp, Inc.	4,025	105,254
Standard Chartered PLC (I)	894,808	8,558,773
State Bank Financial Corp.	7,505	196,031
Sterling Bancorp	26,724	633,359
Stock Yards Bancorp, Inc.	4,416	179,510
Stonegate Bank	2,675	125,966
Suffolk Bancorp	2,473	99,934
Sumitomo Mitsui Financial Group, Inc.	366,058	13,324,054
Sumitomo Mitsui Trust Holdings, Inc.	90,383	3,131,943
Summit Financial Group, Inc.	1,948	41,960

335

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
Sun Bancorp, Inc.	2,696	$65,782
SunTrust Banks, Inc.	150,457	8,320,272
Suruga Bank, Ltd.	46,903	989,994
SVB Financial Group (I)	24,593	4,576,511
Svenska Handelsbanken AB, A Shares (L)	416,029	5,701,285
Swedbank AB, A Shares (L)	246,717	5,708,648
Synovus Financial Corp.	57,490	2,358,240
TCF Financial Corp.	80,369	1,367,880
Texas Capital Bancshares, Inc. (I)	35,764	2,984,506
The Bancorp, Inc. (I)	11,888	60,629
The Bank of East Asia, Ltd.	330,799	1,368,628
The Bank of Kyoto, Ltd.	83,070	606,335
The Bank of NT Butterfield & Son, Ltd.	2,439	77,828
The Chiba Bank, Ltd.	190,764	1,227,503
The Chugoku Bank, Ltd.	46,512	678,827
The First of Long Island Corp.	4,779	129,272
The Hachijuni Bank, Ltd.	111,138	627,110
The Hiroshima Bank, Ltd.	135,000	574,185
The PNC Financial Services Group, Inc.	148,545	17,861,051
The Shizuoka Bank, Ltd.	144,908	1,181,711
Tompkins Financial Corp.	2,969	239,153
Towne Bank	11,628	376,747
TriCo Bancshares	4,443	157,860
TriState Capital Holdings, Inc. (I)	4,738	110,632
Triumph Bancorp, Inc. (I)	3,459	89,242
Trustmark Corp.	46,032	1,463,357
U.S. Bancorp	486,705	25,065,308
UMB Financial Corp.	30,011	2,260,128
Umpqua Holdings Corp.	150,189	2,664,353
UniCredit SpA	515,043	7,939,544
Union Bankshares Corp.	9,285	326,646
United Bankshares, Inc. (L)	13,826	584,149
United Community Banks, Inc.	14,865	411,612
United Overseas Bank, Ltd.	359,239	5,674,276
Univest Corp. of Pennsylvania	5,191	134,447
Valley National Bancorp	176,014	2,076,965
Veritex Holdings, Inc. (I)	2,117	59,530
Washington Trust Bancorp, Inc.	3,130	154,309
WashingtonFirst Bankshare, Inc.	2,109	59,052
Webster Financial Corp.	62,458	3,125,398
Wells Fargo & Company	1,376,219	76,600,350
WesBanco, Inc.	8,536	325,307
West Bancorporation, Inc.	3,919	89,941
Westamerica Bancorporation (L)	5,271	294,280
Westpac Banking Corp.	911,749	24,373,159
Wintrust Financial Corp.	36,956	2,554,399
Xenith Bankshares, Inc. (I)	1,864	47,290
Yamaguchi Financial Group, Inc. (L)	54,554	591,787
Zions Bancorporation (L)	62,228	2,613,576
		953,855,016
Capital markets - 2.5%
3i Group PLC	265,178	2,489,772
Aberdeen Asset Management PLC	253,640	841,675

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Capital markets (continued)
Affiliated Managers Group, Inc.	17,318	$2,839,113
Ameriprise Financial, Inc.	47,065	6,103,389
Arlington Asset Investment Corp., Class A (L)	4,810	67,965
ASX, Ltd.	52,809	2,036,590
BGC Partners, Inc., Class A	46,540	528,694
BlackRock, Inc.	37,262	14,290,350
CBOE Holdings, Inc.	28,020	2,271,581
CME Group, Inc.	104,017	12,357,220
Cohen & Steers, Inc.	4,520	180,664
Cowen Group, Inc., Class A (I) (L)	5,726	85,604
Credit Suisse Group AG (I)	540,986	8,049,127
Daiwa Securities Group, Inc.	452,508	2,760,967
Deutsche Bank AG (L)	371,453	6,385,648
Deutsche Boerse AG (L)	45,990	4,225,468
Deutsche Boerse AG, Tender Offer (I)	6,941	636,048
Diamond Hill Investment Group, Inc.	661	128,598
E*TRADE Financial Corp. (I)	83,660	2,918,897
Eaton Vance Corp. (L)	53,957	2,425,907
Evercore Partners, Inc., Class A	8,283	645,246
FactSet Research Systems, Inc.	18,602	3,067,656
Federated Investors, Inc., Class B (L)	43,468	1,144,947
Financial Engines, Inc.	11,506	501,086
Franklin Resources, Inc.	105,035	4,426,175
GAIN Capital Holdings, Inc.	8,499	70,797
GAMCO Investors, Inc., Class A	1,211	35,833
Greenhill & Company, Inc.	5,942	174,101
Hargreaves Lansdown PLC	70,400	1,146,757
Hong Kong Exchanges & Clearing, Ltd.	316,971	7,998,430
Houlihan Lokey, Inc.	2,678	92,257
Intercontinental Exchange, Inc.	181,581	10,871,254
INTL. FCStone, Inc. (I)	3,258	123,674
Invesco, Ltd.	123,226	3,774,412
Investec PLC	178,946	1,220,207
Investment Technology Group, Inc. (L)	7,129	144,362
Janus Capital Group, Inc.	98,369	1,298,471
Japan Exchange Group, Inc.	142,200	2,028,382
Julius Baer Group, Ltd. (I)	61,003	3,047,467
KCG Holdings, Inc., Class A (I)	11,182	199,375
Ladenburg Thalmann Financial Services, Inc. (I)	24,341	60,366
Legg Mason, Inc.	40,769	1,472,169
London Stock Exchange Group PLC	85,944	3,419,236
Macquarie Group, Ltd.	83,479	5,751,423
Manning & Napier, Inc.	4,001	22,806
MarketAxess Holdings, Inc.	17,691	3,316,886
Moelis & Company, Class A	4,029	155,117
Moody’s Corp.	50,971	5,710,791
Morgan Stanley	439,199	18,815,285
MSCI, Inc.	42,569	4,137,281
Nasdaq, Inc.	34,789	2,416,096
Nomura Holdings, Inc.	989,513	6,125,421
Northern Trust Corp.	65,959	5,710,730
OM Asset Management PLC	8,562	129,457

336

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Capital markets (continued)
Oppenheimer Holdings, Inc., Class A	2,526	$43,195
Partners Group Holding AG	4,736	2,545,188
Piper Jaffray Companies	3,057	195,189
PJT Partners, Inc., Class A	3,752	131,658
Pzena Investment Management, Inc., Class A	3,902	38,396
Raymond James Financial, Inc.	39,065	2,979,097
S&P Global, Inc.	78,914	10,317,216
Safeguard Scientifics, Inc. (I)	5,143	65,316
SBI Holdings, Inc.	58,690	820,072
Schroders PLC	36,993	1,403,948
SEI Investments Company	62,811	3,168,187
Singapore Exchange, Ltd.	217,748	1,198,570
State Street Corp.	109,687	8,732,182
Stifel Financial Corp. (I)	45,703	2,293,834
T. Rowe Price Group, Inc.	74,664	5,088,352
The Bank of New York Mellon Corp.	316,964	14,970,210
The Charles Schwab Corp.	371,306	15,152,998
The Goldman Sachs Group, Inc.	113,335	26,035,316
UBS Group AG	996,693	15,931,752
Virtu Financial, Inc., Class A	5,872	99,824
Virtus Investment Partners, Inc.	983	104,100
Waddell & Reed Financial, Inc., Class A (L)	56,776	965,192
Westwood Holdings Group, Inc.	1,768	94,429
Wins Finance Holdings, Inc. (I) (L)	293	42,482
WisdomTree Investments, Inc. (L)	24,967	226,700
		283,520,633
Consumer finance - 0.5%
Acom Company, Ltd. (I) (L)	106,010	424,330
AEON Financial Service Company, Ltd. (L)	30,353	573,124
American Express Company	231,480	18,312,383
Capital One Financial Corp.	146,905	12,730,787
Credit Saison Company, Ltd.	40,699	729,366
Discover Financial Services	117,877	8,061,608
Encore Capital Group, Inc. (I) (L)	5,143	158,404
Enova International, Inc. (I)	5,951	88,372
EZCORP, Inc., Class A (I)	10,882	88,688
FirstCash, Inc.	10,132	497,988
Green Dot Corp., Class A (I)	9,035	301,408
LendingClub Corp. (I)	70,624	387,726
Navient Corp.	88,845	1,311,352
Nelnet, Inc., Class A	4,288	188,072
PRA Group, Inc. (I)	9,926	329,047
Provident Financial PLC	40,249	1,512,314
Regional Management Corp. (I)	2,402	46,671
SLM Corp. (I)	201,736	2,441,006
Synchrony Financial	235,481	8,076,998
World Acceptance Corp. (I)	1,354	70,110
		56,329,754
Diversified financial services - 1.1%
AMP, Ltd.	805,981	3,188,559

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Diversified financial services (continued)
Berkshire Hathaway, Inc., Class B (I)	580,496	$96,757,073
Challenger, Ltd.	155,690	1,492,207
Eurazeo SA	11,003	723,877
EXOR NV	29,535	1,527,190
First Pacific Company, Ltd.	575,340	418,182
FNFV Group (I)	14,269	189,064
Groupe Bruxelles Lambert SA	21,970	1,993,847
Industrivarden AB, C Shares	45,159	977,228
Investor AB, B Shares	124,117	5,218,737
Kinnevik AB, B Shares	63,859	1,702,240
L E Lundbergforetagen AB, B Shares	10,154	688,210
Leucadia National Corp.	98,997	2,573,922
Marlin Business Services Corp.	2,174	55,981
Mitsubishi UFJ Lease & Finance Company, Ltd.	121,996	609,665
NewStar Financial, Inc.	5,336	56,455
On Deck Capital, Inc. (I)	11,650	58,716
ORIX Corp.	360,783	5,354,934
Pargesa Holding SA	9,446	667,641
PICO Holdings, Inc. (I)	5,254	73,556
Wendel SA	7,665	970,598
		125,297,882
Insurance - 3.6%
Admiral Group PLC	57,979	1,444,658
Aegon NV	480,276	2,446,454
Aflac, Inc.	122,656	8,882,748
Ageas	53,045	2,071,444
AIA Group, Ltd.	3,285,135	20,735,625
Alleghany Corp. (I)	7,259	4,461,817
Allianz SE	124,505	23,088,973
Ambac Financial Group, Inc. (I)	9,570	180,490
American Equity Investment Life Holding Company	18,591	439,305
American Financial Group, Inc.	34,366	3,279,204
American International Group, Inc.	284,419	17,756,278
AMERISAFE, Inc.	3,991	259,016
Aon PLC	80,077	9,504,339
Argo Group International Holdings, Ltd.	6,028	408,698
Arthur J. Gallagher & Company	54,510	3,081,995
Aspen Insurance Holdings, Ltd.	28,142	1,464,791
Assicurazioni Generali SpA	318,687	5,056,330
Assurant, Inc.	16,971	1,623,616
Atlas Financial Holdings, Inc. (I)	2,748	37,510
Aviva PLC	1,105,801	7,379,079
AXA SA	528,449	13,652,886
Baldwin & Lyons, Inc., Class B	2,335	57,091
Baloise Holding AG	13,614	1,870,729
Brown & Brown, Inc.	53,967	2,251,503
Chubb, Ltd.	142,566	19,424,618
Cincinnati Financial Corp.	45,966	3,321,963
Citizens, Inc. (I)	10,445	77,606
CNO Financial Group, Inc.	119,712	2,454,096
CNP Assurances	47,234	960,524

337

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Insurance (continued)
Crawford & Company, Class B	2,655	$26,630
Dai-ichi Life Holdings, Inc.	293,737	5,257,712
Direct Line Insurance Group PLC	374,626	1,629,936
eHealth, Inc. (I)	4,066	48,955
EMC Insurance Group, Inc.	2,045	57,383
Employers Holdings, Inc.	6,797	257,946
Enstar Group, Ltd. (I)	2,373	453,955
Everest Re Group, Ltd.	19,226	4,495,231
FBL Financial Group, Inc., Class A	2,145	140,390
Federated National Holding Company	3,083	53,737
Fidelity & Guaranty Life	2,819	78,368
First American Financial Corp.	51,698	2,030,697
Genworth Financial, Inc., Class A (I)	342,348	1,410,474
Gjensidige Forsikring ASA	55,348	843,176
Global Indemnity, Ltd. (I)	1,858	71,514
Greenlight Capital Re, Ltd., Class A (I)	6,422	141,926
Hannover Rueck SE	16,404	1,890,259
HCI Group, Inc. (L)	1,938	88,334
Heritage Insurance Holdings, Inc.	5,944	75,905
Horace Mann Educators Corp.	8,668	355,821
Infinity Property & Casualty Corp.	2,323	221,847
Insurance Australia Group, Ltd.	645,107	2,980,802
Investors Title Company	356	56,301
James River Group Holdings, Ltd.	2,932	125,666
Japan Post Holdings Company, Ltd.	122,400	1,539,196
Kemper Corp.	31,413	1,253,379
Kinsale Capital Group, Inc.	1,631	52,257
Legal & General Group PLC	1,622,316	5,023,403
Lincoln National Corp.	68,818	4,504,138
Loews Corp.	84,629	3,958,098
Maiden Holdings, Ltd. (L)	14,700	205,800
Mapfre SA	298,032	1,020,789
Marsh & McLennan Companies, Inc.	157,115	11,609,227
MBIA, Inc. (I)	28,058	237,651
Medibank PVT., Ltd.	750,441	1,616,368
Mercury General Corp. (L)	17,179	1,047,747
MetLife, Inc.	332,282	17,551,135
MS&AD Insurance Group Holdings, Inc.	138,051	4,409,428
Muenchener Rueckversicherungs-Gesellschaft AG	43,866	8,586,868
National General Holdings Corp.	10,422	247,627
National Western Life Group, Inc., Class A	508	154,513
NN Group NV	86,615	2,813,007
Old Mutual PLC	1,343,203	3,380,404
Old Republic International Corp.	114,908	2,353,316
OneBeacon Insurance Group, Ltd., Class A	4,877	78,032
Poste Italiane SpA (S)	143,477	955,675
Primerica, Inc.	31,459	2,585,930
Principal Financial Group, Inc.	82,021	5,176,345
Prudential Financial, Inc.	131,222	13,998,763
Prudential PLC	702,756	14,844,532
QBE Insurance Group, Ltd.	373,744	3,679,444
Reinsurance Group of America, Inc.	30,248	3,840,891
RenaissanceRe Holdings, Ltd.	19,234	2,782,198

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Insurance (continued)
RLI Corp. (L)	8,120	$487,362
RSA Insurance Group PLC	277,817	2,040,261
Safety Insurance Group, Inc.	3,001	210,370
Sampo OYJ, A Shares	121,713	5,775,372
SCOR SE	44,435	1,679,334
Selective Insurance Group, Inc.	12,132	572,024
Sompo Holdings, Inc.	96,191	3,533,904
Sony Financial Holdings, Inc.	47,816	767,905
St. James’s Place PLC	143,769	1,913,700
Standard Life PLC	538,334	2,393,622
State Auto Financial Corp.	3,396	93,220
State National Companies, Inc.	6,868	98,899
Stewart Information Services Corp.	4,791	211,666
Suncorp Group, Ltd.	351,491	3,547,067
Swiss Life Holding AG (I)	8,739	2,818,002
Swiss Re AG	88,278	7,928,778
T&D Holdings, Inc.	157,825	2,287,615
The Allstate Corp.	111,520	9,087,765
The Hanover Insurance Group, Inc.	20,000	1,801,200
The Hartford Financial Services Group, Inc.	114,215	5,490,315
The Navigators Group, Inc.	4,810	261,183
The Progressive Corp.	177,798	6,966,126
The Travelers Companies, Inc.	85,415	10,295,924
Third Point Reinsurance, Ltd. (I)	14,263	172,582
Tokio Marine Holdings, Inc.	185,785	7,852,080
Torchmark Corp.	33,661	2,593,243
Trupanion, Inc. (I)	3,174	45,134
Tryg A/S	31,371	568,794
UnipolSai Assicurazioni SpA	307,944	680,223
United Fire Group, Inc.	4,545	194,390
United Insurance Holdings Corp.	3,902	62,237
Universal Insurance Holdings, Inc.	6,951	170,300
Unum Group	69,871	3,276,251
W.R. Berkley Corp.	45,593	3,220,234
Willis Towers Watson PLC	38,914	5,093,453
WMIH Corp. (I)	45,600	66,120
XL Group, Ltd.	80,842	3,222,362
Zurich Insurance Group AG	41,014	10,945,015
		408,396,544
Mortgage real estate investment trusts - 0.1%
AG Mortgage Investment Trust, Inc.	6,031	108,860
Altisource Residential Corp.	11,235	171,334
Anworth Mortgage Asset Corp.	20,545	114,025
Apollo Commercial Real Estate Finance, Inc.	14,909	280,438
Ares Commercial Real Estate Corp.	6,477	86,662
ARMOUR Residential REIT, Inc.	7,584	172,233
Capstead Mortgage Corp.	18,756	197,688
CYS Investments, Inc.	30,491	242,403
Dynex Capital, Inc.	11,202	79,422
Great Ajax Corp.	3,977	51,900

338

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Mortgage real estate investment trusts (continued)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,379	$189,456
Invesco Mortgage Capital, Inc.	23,549	363,126
Ladder Capital Corp.	8,259	119,260
MTGE Investment Corp.	9,513	159,343
New Residential Investment Corp.	51,013	866,201
New York Mortgage Trust, Inc.	23,578	145,476
Orchid Island Capital, Inc.	5,410	54,046
Owens Realty Mortgage, Inc.	2,438	43,396
PennyMac Mortgage Investment Trust	13,997	248,447
Redwood Trust, Inc.	15,870	263,601
Resource Capital Corp.	7,424	72,532
Western Asset Mortgage Capital Corp.	8,908	87,031
		4,116,880
Thrifts and mortgage finance - 0.1%
Astoria Financial Corp.	19,225	394,305
Bank Mutual Corp.	9,560	89,864
BankFinancial Corp.	4,112	59,706
Beneficial Bancorp, Inc. (I)	14,838	237,408
BofI Holding, Inc. (I) (L)	12,677	331,250
BSB Bancorp, Inc. (I)	2,187	61,783
Capitol Federal Financial, Inc.	26,128	382,253
Charter Financial Corp.	3,907	76,851
Clifton Bancorp, Inc.	5,160	83,540
Dime Community Bancshares, Inc.	7,112	144,374
Essent Group, Ltd. (I)	15,782	570,835
EverBank Financial Corp.	21,411	417,086
Federal Agricultural Mortgage Corp., Class C	1,826	105,123
First Defiance Financial Corp.	1,927	95,406
Flagstar Bancorp, Inc. (I)	4,388	123,698
Hingham Institution for Savings	298	52,701
Home Bancorp, Inc.	1,622	54,743
HomeStreet, Inc. (I)	5,003	139,834
Impac Mortgage Holdings, Inc. (I) (L)	2,173	27,076
Kearny Financial Corp.	18,337	275,972
LendingTree, Inc. (I)	1,337	167,593
Meridian Bancorp, Inc.	10,197	186,605
Meta Financial Group, Inc.	1,704	150,804
MGIC Investment Corp. (I)	72,606	735,499
Nationstar Mortgage Holdings, Inc. (I)	6,922	109,091
New York Community Bancorp, Inc.	229,624	3,207,847
NMI Holdings, Inc., Class A (I)	11,042	125,879
Northfield Bancorp, Inc.	9,201	165,802
Northwest Bancshares, Inc.	19,714	331,984
OceanFirst Financial Corp.	5,469	154,089
Ocwen Financial Corp. (I)	21,602	118,163
Oritani Financial Corp.	8,521	144,857
PennyMac Financial Services, Inc., Class A (I)	3,068	52,309
PHH Corp. (I)	11,463	145,924
Provident Financial Services, Inc.	12,733	329,148
Radian Group, Inc.	45,679	820,395

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Thrifts and mortgage finance (continued)
SI Financial Group, Inc.	3,208	$45,072
Southern Missouri Bancorp, Inc.	1,639	58,217
Territorial Bancorp, Inc.	2,119	66,049
TrustCo Bank Corp.	19,706	154,692
United Community Financial Corp.	10,144	84,601
United Financial Bancorp, Inc.	11,035	187,705
Walker & Dunlop, Inc. (I)	5,896	245,804
Washington Federal, Inc.	60,907	2,016,022
Waterstone Financial, Inc.	5,066	92,455
Western New England Bancorp, Inc.	6,993	73,427
WSFS Financial Corp.	6,108	280,663
		13,974,504
		1,845,491,213
Health care - 12.0%
Biotechnology - 2.1%
AbbVie, Inc.	487,153	31,742,889
Acceleron Pharma, Inc. (I)	5,941	157,258
Achillion Pharmaceuticals, Inc. (I)	26,017	109,532
Acorda Therapeutics, Inc. (I)	9,541	200,361
Actelion, Ltd. (I)	26,428	7,456,576
Adamas Pharmaceuticals, Inc. (I)	3,756	65,730
Aduro Biotech, Inc. (I) (L)	8,255	88,741
Advaxis, Inc. (I) (L)	7,963	65,058
Aevi Genomic Medicine, Inc. (I)	7,000	13,020
Agenus, Inc. (I)	16,240	61,225
Aimmune Therapeutics, Inc. (I)	5,646	122,688
Akebia Therapeutics, Inc. (I)	8,420	77,464
Alder Biopharmaceuticals, Inc. (I) (L)	10,138	210,870
Alexion Pharmaceuticals, Inc. (I)	68,737	8,333,674
AMAG Pharmaceuticals, Inc. (I)	7,472	168,494
Amgen, Inc.	225,082	36,929,204
Amicus Therapeutics, Inc. (I) (L)	30,788	219,518
Anavex Life Sciences Corp. (I) (L)	7,273	41,747
Ardelyx, Inc. (I)	6,936	87,740
Arena Pharmaceuticals, Inc. (I)	54,581	79,688
Array BioPharma, Inc. (I)	35,807	320,115
Atara Biotherapeutics, Inc. (I)	5,169	106,223
Athersys, Inc. (I)	19,881	33,997
Avexis, Inc. (I)	1,320	100,360
Axovant Sciences, Ltd. (I) (L)	5,708	85,278
Bellicum Pharmaceuticals, Inc. (I)	4,941	60,972
BioCryst Pharmaceuticals, Inc. (I)	16,343	137,281
Biogen, Inc. (I)	65,985	18,041,619
BioSpecifics Technologies Corp. (I)	1,287	70,528
BioTime, Inc. (I) (L)	16,567	57,156
Bioverativ, Inc. (I)	50,753	2,764,008
Bluebird Bio, Inc. (I)	8,691	790,012
Blueprint Medicines Corp. (I)	4,298	171,877
Cara Therapeutics, Inc. (I) (L)	5,124	94,230
Celgene Corp. (I)	237,573	29,561,208
Celldex Therapeutics, Inc. (I)	21,215	76,586
Cellular Biomedicine Group, Inc. (I) (L)	3,067	36,191
ChemoCentryx, Inc. (I)	5,627	40,965

339

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Biotechnology (continued)
Chimerix, Inc. (I)	10,457	$66,716
Cidara Therapeutics, Inc. (I)	3,581	27,932
Clovis Oncology, Inc. (I)	6,816	433,975
Coherus Biosciences, Inc. (I)	6,367	134,662
Concert Pharmaceuticals, Inc. (I)	4,454	75,985
CSL, Ltd.	124,237	11,895,167
Curis, Inc. (I)	24,858	69,105
Cytokinetics, Inc. (I)	7,533	96,799
CytomX Therapeutics, Inc. (I)	4,861	83,949
Dyax Corp. (I)	30,138	73,838
Dynavax Technologies Corp. (I)	9,580	57,001
Eagle Pharmaceuticals, Inc. (I)	1,905	158,001
Edge Therapeutics, Inc. (I)	3,941	35,903
Editas Medicine, Inc. (I)	1,523	33,993
Emergent BioSolutions, Inc. (I)	7,024	203,977
Enanta Pharmaceuticals, Inc. (I)	3,470	106,876
Epizyme, Inc. (I)	8,934	153,218
Esperion Therapeutics, Inc. (I)	3,509	123,903
Exact Sciences Corp. (I) (L)	22,645	534,875
Exelixis, Inc. (I)	48,388	1,048,568
FibroGen, Inc. (I)	11,385	280,640
Five Prime Therapeutics, Inc. (I)	5,794	209,453
Flexion Therapeutics, Inc. (I)	5,920	159,307
Foundation Medicine, Inc. (I) (L)	2,975	95,944
Genmab A/S (I)	15,624	3,006,520
Genomic Health, Inc. (I)	4,122	129,802
Geron Corp. (I) (L)	35,511	80,610
Gilead Sciences, Inc.	399,469	27,131,934
Global Blood Therapeutics, Inc. (I)	3,913	144,194
Grifols SA	81,235	1,993,099
Halozyme Therapeutics, Inc. (I) (L)	23,634	306,297
Heron Therapeutics, Inc. (I)	7,064	105,960
Idera Pharmaceuticals, Inc. (I) (L)	25,673	63,412
Ignyta, Inc. (I)	7,322	62,969
ImmunoGen, Inc. (I) (L)	21,250	82,238
Immunomedics, Inc. (I) (L)	21,686	140,308
Incyte Corp. (I)	53,844	7,197,327
Inotek Pharmaceuticals Corp. (I)	4,262	8,524
Inovio Pharmaceuticals, Inc. (I)	14,727	97,493
Insmed, Inc. (I)	13,457	235,632
Insys Therapeutics, Inc. (I)	5,245	55,125
Invitae Corp. (I)	6,783	75,020
Ironwood Pharmaceuticals, Inc. (I)	27,770	473,756
KalVista Pharmaceuticals, Inc. (I)	231	1,804
Karyopharm Therapeutics, Inc. (I)	6,244	80,173
Keryx Biopharmaceuticals, Inc. (I)	17,529	107,979
Kite Pharma, Inc. (I)	8,439	662,377
La Jolla Pharmaceutical Company (I)	3,324	99,221
Lexicon Pharmaceuticals, Inc. (I)	9,377	134,466
Ligand Pharmaceuticals, Inc. (I)	4,060	429,710
Lion Biotechnologies, Inc. (I)	12,551	93,505
Loxo Oncology, Inc. (I)	2,965	124,767
MacroGenics, Inc. (I)	7,072	131,539
MannKind Corp. (I) (L)	15,478	22,907

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Biotechnology (continued)
MediciNova, Inc. (I) (L)	6,704	$40,157
Merrimack Pharmaceuticals, Inc. (I) (L)	26,312	81,041
MiMedx Group, Inc. (I)	22,100	210,613
Minerva Neurosciences, Inc. (I)	4,229	34,255
Momenta Pharmaceuticals, Inc. (I)	14,146	188,849
Myovant Sciences, Ltd. (I)	2,855	33,518
Myriad Genetics, Inc. (I) (L)	14,551	279,379
Natera, Inc. (I)	5,796	51,411
NewLink Genetics Corp. (I)	5,196	125,224
Novavax, Inc. (I) (L)	59,857	76,617
Oncocyte Corp. (I)	44	263
OncoMed Pharmaceuticals, Inc. (I)	5,284	48,666
Ophthotech Corp. (I)	7,603	27,827
Organovo Holdings, Inc. (I) (L)	22,108	70,303
Otonomy, Inc. (I)	5,336	65,366
PDL BioPharma, Inc.	36,573	83,021
Pfenex, Inc. (I)	4,487	26,069
PharmAthene, Inc.	15,462	12,547
Portola Pharmaceuticals, Inc. (I)	10,721	420,156
Progenics Pharmaceuticals, Inc. (I) (L)	15,023	141,817
Protagonist Therapeutics, Inc. (I)	1,872	23,980
Prothena Corp. PLC (I) (L)	7,431	414,575
PTC Therapeutics, Inc. (I)	7,401	72,826
Puma Biotechnology, Inc. (I) (L)	6,012	223,646
Ra Pharmaceuticals, Inc. (I)	2,220	47,264
Radius Health, Inc. (I)	6,770	261,661
Regeneron Pharmaceuticals, Inc. (I)	23,172	8,979,382
REGENXBIO, Inc. (I)	4,304	83,067
Repligen Corp. (I)	7,281	256,291
Retrophin, Inc. (I)	7,825	144,450
Rigel Pharmaceuticals, Inc. (I)	23,199	76,789
Sage Therapeutics, Inc. (I)	6,471	459,894
Sangamo Therapeutics, Inc. (I) (L)	16,736	87,027
Sarepta Therapeutics, Inc. (I)	10,717	317,223
Seres Therapeutics, Inc. (I)	4,443	50,073
Shire PLC	246,176	14,343,965
Sorrento Therapeutics, Inc. (I)	6,455	25,497
Spark Therapeutics, Inc. (I)	4,163	222,054
Spectrum Pharmaceuticals, Inc. (I)	17,273	112,275
Stemline Therapeutics, Inc. (I)	3,769	32,225
Synergy Pharmaceuticals, Inc. (I) (L)	39,419	183,693
TESARO, Inc. (I) (L)	6,081	935,683
TG Therapeutics, Inc. (I) (L)	9,082	105,805
Tokai Pharmaceuticals, Inc. (I)	7,940	6,634
Trevena, Inc. (I)	10,695	39,251
Ultragenyx Pharmaceutical, Inc. (I) (L)	7,710	522,584
United Therapeutics Corp. (I)	21,139	2,861,798
Vanda Pharmaceuticals, Inc. (I)	7,883	110,362
Veracyte, Inc. (I)	4,192	38,483
Versartis, Inc. (I)	6,972	148,852
Vertex Pharmaceuticals, Inc. (I)	76,029	8,313,771
Voyager Therapeutics, Inc. (I)	2,930	38,793
XBiotech, Inc. (I) (L)	3,888	64,113
Xencor, Inc. (I)	7,771	185,882

340

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Biotechnology (continued)
ZIOPHARM Oncology, Inc. (I) (L)	26,314	$166,831
		240,192,336
Health care equipment and supplies - 2.1%
Abaxis, Inc.	4,703	228,096
Abbott Laboratories	528,863	23,486,806
ABIOMED, Inc. (I)	19,037	2,383,432
Accuray, Inc. (I)	17,772	84,417
Align Technology, Inc. (I)	35,477	4,069,567
Analogic Corp.	2,638	200,224
AngioDynamics, Inc. (I)	6,002	104,135
Anika Therapeutics, Inc. (I)	3,039	132,014
AtriCure, Inc. (I)	6,985	133,763
Atrion Corp.	291	136,246
AxoGen, Inc. (I)	5,959	62,272
Baxter International, Inc.	148,567	7,704,685
Becton, Dickinson and Company	65,074	11,937,175
Boston Scientific Corp. (I)	417,359	10,379,718
C.R. Bard, Inc.	22,031	5,475,585
Cantel Medical Corp.	7,588	607,799
Cardiovascular Systems, Inc. (I)	6,878	194,475
Cerus Corp. (I)	23,382	104,050
Cochlear, Ltd.	15,641	1,615,752
Coloplast A/S	32,336	2,525,298
ConforMIS, Inc. (I) (L)	8,450	44,109
CONMED Corp.	5,925	263,129
CryoLife, Inc. (I)	6,726	111,988
Cutera, Inc. (I)	2,959	61,251
CYBERDYNE, Inc. (I) (L)	29,600	425,355
Danaher Corp.	186,568	15,957,161
DENTSPLY SIRONA, Inc.	69,840	4,360,810
Edwards Lifesciences Corp. (I)	64,873	6,102,603
Endologix, Inc. (I)	17,413	126,070
Entellus Medical, Inc. (I)	1,901	26,234
Essilor International SA	56,438	6,852,197
Exactech, Inc. (I)	2,531	63,781
GenMark Diagnostics, Inc. (I)	9,453	121,187
Getinge AB, B Shares (L)	55,306	969,708
Glaukos Corp. (I)	3,583	183,808
Globus Medical, Inc., Class A (I)	48,867	1,447,441
Haemonetics Corp. (I)	10,901	442,254
Halyard Health, Inc. (I)	32,000	1,218,880
Hill-Rom Holdings, Inc.	27,948	1,973,129
Hologic, Inc. (I)	85,314	3,630,111
Hoya Corp.	106,207	5,130,940
ICU Medical, Inc. (I)	3,105	474,134
IDEXX Laboratories, Inc. (I)	26,916	4,161,483
Inogen, Inc. (I)	3,444	267,117
Insulet Corp. (I)	12,342	531,817
Integer Holdings Corp. (I)	6,659	267,692
Integra LifeSciences Holdings Corp. (I)	12,752	537,242
Intuitive Surgical, Inc. (I)	11,229	8,606,692
Invacare Corp. (L)	7,075	84,193
InVivo Therapeutics Holdings Corp. (I) (L)	8,421	34,105

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Health care equipment and supplies (continued)
iRhythm Technologies, Inc. (I)	1,603	$60,273
K2M Group Holdings, Inc. (I)	5,715	117,215
LeMaitre Vascular, Inc.	3,035	74,752
LivaNova PLC (I)	20,448	1,002,156
Masimo Corp. (I)	29,753	2,774,765
Medtronic PLC	418,408	33,706,948
Meridian Bioscience, Inc.	9,243	127,553
Merit Medical Systems, Inc. (I)	9,205	266,025
Natus Medical, Inc. (I) (L)	7,031	275,967
Neogen Corp. (I)	7,816	512,339
Nevro Corp. (I)	5,069	474,965
Novocure, Ltd. (I)	11,250	91,125
NuVasive, Inc. (I)	34,281	2,560,105
NxStage Medical, Inc. (I)	13,659	366,471
Olympus Corp.	79,302	3,060,783
OraSure Technologies, Inc. (I)	11,619	150,234
Orthofix International NV (I)	3,786	144,436
Oxford Immunotec Global PLC (I)	4,983	77,187
Penumbra, Inc. (I)	5,379	448,878
Quidel Corp. (I)	5,978	135,342
ResMed, Inc.	66,599	4,793,130
Rockwell Medical, Inc. (I)	10,727	67,151
RTI Surgical, Inc. (I)	14,325	57,300
Smith & Nephew PLC	239,652	3,648,892
Sonova Holding AG	14,242	1,975,579
STAAR Surgical Company (I)	8,944	87,651
STERIS PLC	39,930	2,773,538
Stryker Corp.	94,613	12,455,801
Surmodics, Inc. (I)	3,101	74,579
Sysmex Corp.	42,579	2,590,557
Teleflex, Inc.	21,112	4,090,028
Terumo Corp.	93,117	3,237,025
The Cooper Companies, Inc.	14,806	2,959,571
The Spectranetics Corp. (I)	9,149	266,465
Utah Medical Products, Inc.	802	49,965
Varian Medical Systems, Inc. (I) (L)	28,475	2,594,927
West Pharmaceutical Services, Inc.	34,443	2,810,893
William Demant Holding A/S (I)	32,526	679,691
Wright Medical Group NV (I)	21,964	683,520
Zeltiq Aesthetics, Inc. (I)	7,550	419,856
Zimmer Biomet Holdings, Inc.	61,402	7,497,798
		236,283,566
Health care providers and services - 1.9%
Aceto Corp.	6,288	99,413
Addus HomeCare Corp. (I)	1,673	53,536
Aetna, Inc.	107,535	13,716,089
Air Methods Corp. (I)	7,292	313,556
Alfresa Holdings Corp.	52,000	903,972
Almost Family, Inc. (I)	1,829	88,889
Amedisys, Inc. (I)	6,028	307,971
American Renal Associates Holdings, Inc. (I)	1,890	31,903
AmerisourceBergen Corp.	50,449	4,464,737

341

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Health care providers and services (continued)
AMN Healthcare Services, Inc. (I)	10,014	$406,568
Anthem, Inc.	80,729	13,350,962
BioScrip, Inc. (I)	28,871	49,081
BioTelemetry, Inc. (I)	5,831	168,807
Capital Senior Living Corp. (I)	6,260	88,016
Cardinal Health, Inc.	96,400	7,861,420
Centene Corp. (I)	52,397	3,733,810
Chemed Corp.	3,415	623,886
Cigna Corp.	78,685	11,526,566
Civitas Solutions, Inc. (I)	3,579	65,675
Community Health Systems, Inc. (I)	24,484	217,173
CorVel Corp. (I)	2,214	96,309
Cross Country Healthcare, Inc. (I)	7,178	103,076
DaVita, Inc. (I)	47,530	3,230,614
Diplomat Pharmacy, Inc. (I)	9,868	157,395
Envision Healthcare Corp. (I)	35,816	2,196,237
Express Scripts Holding Company (I)	185,060	12,197,305
Fresenius Medical Care AG & Company KGaA	58,556	4,937,530
Fresenius SE & Company KGaA	111,728	8,978,006
Genesis Healthcare, Inc. (I)	9,461	24,977
HCA Holdings, Inc. (I)	88,251	7,853,456
HealthEquity, Inc. (I)	9,186	389,946
Healthscope, Ltd.	477,167	827,293
HealthSouth Corp. (L)	60,411	2,586,195
Henry Schein, Inc. (I)	24,191	4,111,744
Humana, Inc.	45,697	9,419,980
Kindred Healthcare, Inc.	18,184	151,836
Laboratory Corp. of America Holdings (I)	31,149	4,468,947
Landauer, Inc.	2,136	104,130
LHC Group, Inc. (I)	3,245	174,906
LifePoint Health, Inc. (I)	18,767	1,229,239
Magellan Health, Inc. (I)	4,978	343,731
McKesson Corp.	64,995	9,636,159
Mediclinic International PLC (L)	102,068	911,640
Medipal Holdings Corp.	46,941	737,544
MEDNAX, Inc. (I)	44,093	3,059,172
Miraca Holdings, Inc.	15,717	721,663
Molina Healthcare, Inc. (I)	29,293	1,335,761
National HealthCare Corp.	2,366	168,696
Owens & Minor, Inc.	41,988	1,452,785
Patterson Companies, Inc. (L)	25,591	1,157,481
PharMerica Corp. (I)	6,385	149,409
Quest Diagnostics, Inc.	41,865	4,110,724
Quorum Health Corp. (I)	6,648	36,165
RadNet, Inc. (I)	8,429	49,731
Ramsay Health Care, Ltd.	38,517	2,056,123
Ryman Healthcare, Ltd.	101,928	600,625
Select Medical Holdings Corp. (I)	22,841	304,927
Sonic Healthcare, Ltd.	107,566	1,817,269
Surgery Partners, Inc. (I)	4,137	80,672
Suzuken Company, Ltd.	21,048	691,661
Teladoc, Inc. (I)	4,598	114,950
Tenet Healthcare Corp. (I)	37,682	667,348

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Health care providers and services (continued)
The Ensign Group, Inc.	10,266	$193,001
The Providence Service Corp. (I)	2,887	128,298
Tivity Health, Inc. (I)	6,761	196,745
Triple-S Management Corp., Class B (I)	5,196	91,294
UnitedHealth Group, Inc.	292,265	47,934,380
Universal American Corp. (I)	9,162	91,345
Universal Health Services, Inc., Class B	27,497	3,422,002
US Physical Therapy, Inc.	2,573	168,017
VCA, Inc. (I)	38,194	3,494,751
WellCare Health Plans, Inc. (I)	20,828	2,920,294
		210,155,514
Health care technology - 0.1%
Allscripts Healthcare Solutions, Inc. (I)	84,853	1,075,936
Castlight Health, Inc., B Shares (I)	9,893	36,109
Cerner Corp. (I)	89,678	5,277,550
Computer Programs & Systems, Inc. (L)	2,510	70,280
Cotiviti Holdings, Inc. (I)	2,695	112,193
Evolent Health, Inc., Class A (I) (L)	3,557	79,321
HealthStream, Inc. (I)	5,566	134,864
HMS Holdings Corp. (I)	18,051	366,977
M3, Inc.	52,943	1,319,472
Medidata Solutions, Inc. (I)	11,661	672,723
Omnicell, Inc. (I)	7,487	304,347
Quality Systems, Inc. (I)	11,020	167,945
Vocera Communications, Inc. (I)	5,325	132,220
		9,749,937
Life sciences tools and services - 0.5%
Accelerate Diagnostics, Inc. (I)	4,920	119,064
Agilent Technologies, Inc.	98,316	5,197,967
Albany Molecular Research, Inc. (I) (L)	5,749	80,658
Bio-Rad Laboratories, Inc., Class A (I)	9,775	1,948,549
Bio-Techne Corp.	17,541	1,783,043
Cambrex Corp. (I)	6,841	376,597
Charles River Laboratories International, Inc. (I)	22,271	2,003,276
Enzo Biochem, Inc. (I)	8,890	74,409
Eurofins Scientific SE	2,986	1,298,548
Fluidigm Corp. (I)	6,506	37,019
Illumina, Inc. (I)	44,654	7,619,759
INC Research Holdings, Inc., Class A (I)	8,804	403,663
Lonza Group AG (I)	15,779	2,982,563
Luminex Corp.	8,607	158,111
Medpace Holdings, Inc. (I)	1,792	53,491
Mettler-Toledo International, Inc. (I)	7,923	3,794,404
NanoString Technologies, Inc. (I)	3,495	69,446
NeoGenomics, Inc. (I)	11,385	89,828
Pacific Biosciences of California, Inc. (I)	17,824	92,150
PAREXEL International Corp. (I)	35,075	2,213,583
PerkinElmer, Inc.	33,169	1,925,792
PRA Health Sciences, Inc. (I)	5,106	333,064
Qiagen NV (I)	59,715	1,733,471
Thermo Fisher Scientific, Inc.	119,351	18,332,314

342

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Life sciences tools and services (continued)
Waters Corp. (I)	24,328	$3,802,710
		56,523,479
Pharmaceuticals - 5.3%
Aclaris Therapeutics, Inc. (I) (L)	2,476	73,834
Aerie Pharmaceuticals, Inc. (I)	6,172	279,900
Akorn, Inc. (I)	40,972	986,606
Allergan PLC	102,469	24,481,893
Amphastar Pharmaceuticals, Inc. (I)	7,719	111,926
ANI Pharmaceuticals, Inc. (I) (L)	1,763	87,286
Aratana Therapeutics, Inc. (I)	7,471	39,596
Astellas Pharma, Inc.	586,747	7,738,558
AstraZeneca PLC	344,675	21,193,053
Bayer AG	225,302	25,957,816
Bristol-Myers Squibb Company	511,093	27,793,237
Catalent, Inc. (I)	80,000	2,265,600
Cempra, Inc. (I)	9,943	37,286
Chelsea Therapeutics International, Ltd. (I)	19,199	1,536
Chugai Pharmaceutical Company, Ltd.	60,934	2,097,548
Collegium Pharmaceutical, Inc. (I)	3,658	36,799
Corcept Therapeutics, Inc. (I)	16,090	176,346
Daiichi Sankyo Company, Ltd. (L)	164,186	3,704,211
Depomed, Inc. (I)	13,128	164,756
Dermira, Inc. (I)	5,323	181,568
Durect Corp. (I)	31,548	33,125
Egalet Corp. (I)	4,923	25,107
Eisai Company, Ltd. (L)	68,668	3,566,079
Eli Lilly & Company	296,767	24,961,072
Endo International PLC (I)	93,271	1,040,904
Forest Laboratories, Inc. (I)	4,082	0
Galenica AG	1,053	1,110,122
GlaxoSmithKline PLC	1,328,550	27,624,465
Heska Corp. (I)	1,308	137,314
Hikma Pharmaceuticals PLC	39,572	982,939
Hisamitsu Pharmaceutical Company, Inc.	17,084	978,105
Horizon Pharma PLC (I)	34,478	509,585
Impax Laboratories, Inc. (I)	15,970	202,021
Innoviva, Inc. (I) (L)	17,627	243,781
Intersect ENT, Inc. (I)	6,067	104,049
Intra-Cellular Therapies, Inc. (I)	7,618	123,793
Johnson & Johnson	829,321	103,291,931
Kyowa Hakko Kirin Company, Ltd.	69,959	1,111,652
Lannett Company, Inc. (I) (L)	5,993	133,944
Mallinckrodt PLC (I)	32,478	1,447,544
Merck & Company, Inc.	839,178	53,321,370
Merck KGaA	35,195	4,010,580
Mitsubishi Tanabe Pharma Corp.	61,034	1,274,331
Mylan NV (I)	141,084	5,500,865
MyoKardia, Inc. (I)	2,871	37,754
Nektar Therapeutics (I)	30,604	718,276
Novan, Inc. (I)	1,143	7,292
Novartis AG	608,408	45,178,864
Novo Nordisk A/S, Class B	520,913	17,887,597
Ocular Therapeutix, Inc. (I)	4,011	37,222

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Pharmaceuticals (continued)
Omeros Corp. (I) (L)	8,994	$135,989
Ono Pharmaceutical Company, Ltd.	112,400	2,330,925
Orion OYJ, Class B	27,982	1,459,662
Otsuka Holdings Company, Ltd.	106,393	4,815,398
Pacira Pharmaceuticals, Inc. (I)	7,882	359,419
Paratek Pharmaceuticals, Inc. (I)	4,397	84,642
Perrigo Company PLC	43,981	2,919,899
Pfizer, Inc.	1,819,123	62,232,198
Phibro Animal Health Corp., Class A	4,184	117,570
Prestige Brands Holdings, Inc. (I)	36,178	2,010,050
Revance Therapeutics, Inc. (I)	4,538	94,390
Roche Holding AG	191,418	48,952,015
Sanofi	316,183	28,581,422
Santen Pharmaceutical Company, Ltd.	101,500	1,474,305
SciClone Pharmaceuticals, Inc. (I)	11,219	109,946
Shionogi & Company, Ltd.	81,311	4,209,273
Sucampo Pharmaceuticals, Inc., Class A (I)	5,235	57,585
Sumitomo Dainippon Pharma Company, Ltd. (L)	43,592	721,333
Supernus Pharmaceuticals, Inc. (I)	10,102	316,193
Taisho Pharmaceutical Holdings Company, Ltd.	9,916	807,396
Takeda Pharmaceutical Company, Ltd.	193,816	9,124,297
Taro Pharmaceutical Industries, Ltd. (I) (L)	4,000	466,480
Teligent, Inc. (I)	9,319	72,781
Tetraphase Pharmaceuticals, Inc. (I)	9,185	84,410
Teva Pharmaceutical Industries, Ltd., ADR	248,708	7,981,040
The Medicines Company (I)	14,409	704,600
TherapeuticsMD, Inc. (I) (L)	32,635	234,972
Theravance Biopharma, Inc. (I) (L)	8,638	318,051
UCB SA	34,424	2,670,207
WaVe Life Sciences, Ltd. (I)	1,649	45,250
Zoetis, Inc.	150,201	8,016,227
Zogenix, Inc. (I)	5,559	60,315
		604,579,278
		1,357,484,110
Industrials - 11.6%
Aerospace and defense - 1.8%
AAR Corp.	6,983	234,838
Aerojet Rocketdyne Holdings, Inc. (I)	12,686	275,286
Aerovironment, Inc. (I) (L)	4,565	127,957
Airbus SE	157,940	12,044,774
Arconic, Inc.	134,239	3,535,855
Astronics Corp. (I)	4,173	132,409
B/E Aerospace, Inc.	47,706	3,058,432
BAE Systems PLC	865,416	6,965,036
Cobham PLC	473,838	789,986
Cubic Corp.	5,352	282,586
Curtiss-Wright Corp.	30,229	2,758,699
Dassault Aviation SA	618	784,841
DigitalGlobe, Inc. (I)	13,345	437,049
Ducommun, Inc. (I)	2,350	67,657
Elbit Systems, Ltd.	6,300	720,612

343

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Aerospace and defense (continued)
Engility Holdings, Inc. (I)	3,881	$112,316
Esterline Technologies Corp. (I)	20,248	1,742,340
General Dynamics Corp.	86,981	16,282,843
Huntington Ingalls Industries, Inc.	21,632	4,331,592
KLX, Inc. (I)	35,851	1,602,540
Kratos Defense & Security Solutions, Inc. (I)	12,546	97,608
L3 Technologies, Inc.	23,703	3,917,869
Leonardo SpA (I)	110,237	1,563,216
Lockheed Martin Corp.	76,328	20,425,373
Meggitt PLC	210,608	1,175,463
Mercury Systems, Inc. (I)	8,230	321,382
Moog, Inc., Class A (I)	6,844	460,943
National Presto Industries, Inc.	1,049	107,208
Northrop Grumman Corp.	53,371	12,693,759
Orbital ATK, Inc.	27,056	2,651,488
Raytheon Company	89,515	13,651,038
Rockwell Collins, Inc.	39,961	3,882,611
Rolls-Royce Holdings PLC (I)	501,045	4,733,401
Safran SA	85,225	6,360,672
Singapore Technologies Engineering, Ltd.	419,752	1,119,194
Sparton Corp. (I)	2,144	45,003
TASER International, Inc. (I) (L)	11,065	252,171
Teledyne Technologies, Inc. (I)	23,749	3,003,299
Textron, Inc.	82,876	3,944,069
Thales SA	28,852	2,786,989
The Boeing Company	174,104	30,792,033
The KeyW Holding Corp. (I)	7,706	72,745
TransDigm Group, Inc. (L)	15,104	3,325,297
Triumph Group, Inc.	10,577	272,358
United Technologies Corp.	229,046	25,701,252
Vectrus, Inc. (I)	2,400	53,640
Wesco Aircraft Holdings, Inc. (I)	11,915	135,831
Zodiac Aerospace	55,319	1,382,780
		201,216,340
Air freight and logistics - 0.5%
Air Transport Services Group, Inc. (I)	10,425	167,321
Atlas Air Worldwide Holdings, Inc. (I)	5,204	288,562
Bollore SA (I) (L)	239,840	928,339
C.H. Robinson Worldwide, Inc.	42,687	3,299,278
Deutsche Post AG	264,348	9,046,916
Echo Global Logistics, Inc. (I)	6,213	132,648
Expeditors International of Washington, Inc.	55,316	3,124,801
FedEx Corp.	74,943	14,625,126
Forward Air Corp.	6,324	300,833
Hub Group, Inc., Class A (I)	7,135	331,064
Park-Ohio Holdings Corp.	1,905	68,485
Radiant Logistics, Inc. (I)	9,699	48,495
Royal Mail PLC	245,186	1,305,871
United Parcel Service, Inc., Class B	210,669	22,604,784
XPO Logistics, Inc. (I)	20,781	995,202

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Air freight and logistics (continued)
Yamato Holdings Company, Ltd. (L)	95,293	$1,996,793
		59,264,518
Airlines - 0.4%
Alaska Air Group, Inc.	37,781	3,484,164
Allegiant Travel Company	2,786	446,457
American Airlines Group, Inc.	154,214	6,523,252
ANA Holdings, Inc. (L)	321,495	983,293
Cathay Pacific Airways, Ltd. (L)	311,242	451,843
Delta Air Lines, Inc.	223,437	10,269,165
Deutsche Lufthansa AG (L)	63,883	1,036,364
easyJet PLC	42,709	549,099
Hawaiian Holdings, Inc. (I)	11,149	517,871
International Consolidated Airlines Group SA	231,141	1,526,749
Japan Airlines Company, Ltd.	32,140	1,020,443
JetBlue Airways Corp. (I)	158,452	3,265,696
Qantas Airways, Ltd.	121,727	361,753
Ryanair Holdings PLC, ADR (I)	8,255	685,000
Singapore Airlines, Ltd.	150,027	1,079,955
SkyWest, Inc.	10,664	365,242
Southwest Airlines Company	187,503	10,080,161
United Continental Holdings, Inc. (I)	87,570	6,185,945
		48,832,452
Building products - 0.6%
AAON, Inc.	8,652	305,848
Advanced Drainage Systems, Inc.	7,523	164,754
Allegion PLC	29,198	2,210,289
American Woodmark Corp. (I)	2,925	268,515
AO Smith Corp.	69,239	3,542,267
Apogee Enterprises, Inc.	6,098	363,502
Armstrong Flooring, Inc. (I)	5,009	92,266
Asahi Glass Company, Ltd.	274,380	2,226,201
Assa Abloy AB	273,066	5,613,606
Builders FirstSource, Inc. (I)	18,075	269,318
Caesarstone, Ltd. (I)	5,123	185,709
Cie de Saint-Gobain	136,113	6,983,524
Continental Building Products, Inc. (I)	7,446	182,427
CSW Industrials, Inc. (I)	3,234	118,688
Daikin Industries, Ltd.	63,897	6,443,259
Fortune Brands Home & Security, Inc.	47,244	2,874,797
Geberit AG	10,097	4,350,905
Gibraltar Industries, Inc. (I)	6,694	275,793
Griffon Corp.	6,434	158,598
Insteel Industries, Inc.	3,758	135,814
Johnson Controls International PLC	287,089	12,092,189
Lennox International, Inc.	18,187	3,042,685
LIXIL Group Corp.	72,450	1,841,363
Masco Corp.	97,915	3,328,131
Masonite International Corp. (I)	6,382	505,774
NCI Building Systems, Inc. (I)	5,766	98,887
Patrick Industries, Inc. (I)	3,062	217,096
PGT Innovations, Inc. (I)	10,304	110,768
Ply Gem Holdings, Inc. (I)	4,885	96,235

344

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Building products (continued)
Quanex Building Products Corp.	7,357	$148,979
Simpson Manufacturing Company, Inc.	8,790	378,761
TOTO, Ltd.	38,600	1,460,208
Trex Company, Inc. (I) (L)	6,248	433,549
Universal Forest Products, Inc.	4,201	413,967
		60,934,672
Commercial services and supplies - 0.5%
ABM Industries, Inc.	11,674	508,986
ACCO Brands Corp. (I)	22,742	299,057
Advanced Disposal Services, Inc. (I)	4,681	105,791
Aqua Metals, Inc. (I)	2,789	54,497
ARC Document Solutions, Inc. (I)	9,400	32,430
Babcock International Group PLC	69,276	765,470
Brady Corp., Class A	9,700	374,905
Brambles, Ltd.	432,727	3,090,297
Casella Waste Systems, Inc., Class A (I)	8,349	117,804
CECO Environmental Corp.	6,583	69,187
Cintas Corp. (L)	26,364	3,336,101
Clean Harbors, Inc. (I)	24,549	1,365,415
Copart, Inc. (I)	48,056	2,976,108
Dai Nippon Printing Company, Ltd.	144,746	1,566,351
Deluxe Corp.	33,121	2,390,343
Edenred	57,320	1,352,882
Ennis, Inc.	5,992	101,864
Essendant, Inc.	8,102	122,745
G4S PLC	422,833	1,611,889
Healthcare Services Group, Inc.	14,974	645,230
Heritage-Crystal Clean, Inc. (I)	3,198	43,813
Herman Miller, Inc.	41,076	1,295,948
HNI Corp.	30,301	1,396,573
InnerWorkings, Inc. (I)	8,711	86,762
Interface, Inc.	13,969	266,109
ISS A/S	45,509	1,720,456
Kimball International, Inc., Class B	8,092	133,518
Knoll, Inc.	10,247	243,981
Matthews International Corp., Class A	6,797	459,817
McGrath RentCorp	4,990	167,514
Mobile Mini, Inc.	9,547	291,184
MSA Safety, Inc.	21,347	1,509,019
Multi-Color Corp. (L)	2,910	206,610
Park24 Company, Ltd.	28,000	735,677
Pitney Bowes, Inc.	87,450	1,146,470
Quad/Graphics, Inc.	6,075	153,333
Republic Services, Inc.	70,882	4,452,098
Rollins, Inc.	45,105	1,674,749
Secom Company, Ltd.	57,155	4,107,007
Securitas AB, B Shares	85,273	1,331,215
Societe BIC SA	7,705	959,933
Sohgo Security Services Company, Ltd.	19,500	730,423
SP Plus Corp. (I)	3,734	126,023
Steelcase, Inc., Class A	18,429	308,686
Stericycle, Inc. (I)	25,842	2,142,043
Team, Inc. (I)	6,181	167,196

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Commercial services and supplies (continued)
Tetra Tech, Inc.	12,176	$497,390
The Brink’s Company	9,546	510,234
Toppan Printing Company, Ltd.	142,525	1,456,769
TRC Companies, Inc. (I)	4,657	81,265
UniFirst Corp.	3,163	447,406
US Ecology, Inc.	4,673	218,930
Viad Corp.	4,213	190,428
VSE Corp.	1,919	78,295
Waste Management, Inc.	123,537	9,008,318
West Corp.	9,313	227,423
		59,459,967
Construction and engineering - 0.5%
ACS Actividades de Construccion y Servicios SA	52,173	1,773,496
AECOM (I)	73,017	2,598,675
Aegion Corp. (I)	7,540	172,741
Ameresco, Inc., Class A (I)	6,031	39,503
Argan, Inc.	2,805	185,551
Boskalis Westminster	25,230	869,239
Bouygues SA	56,757	2,306,880
CIMIC Group, Ltd.	26,986	740,459
Comfort Systems USA, Inc.	7,837	287,226
Dycom Industries, Inc. (I)	21,274	1,977,418
Eiffage SA	15,925	1,246,280
EMCOR Group, Inc.	40,795	2,568,045
Ferrovial SA	132,579	2,649,910
Fluor Corp.	42,630	2,243,191
Granite Construction, Inc.	27,001	1,355,180
Great Lakes Dredge & Dock Corp. (I)	14,311	57,244
HC2 Holdings, Inc. (I)	8,275	51,305
HOCHTIEF AG	5,357	885,286
IES Holdings, Inc. (I)	1,583	28,652
Jacobs Engineering Group, Inc.	37,351	2,064,763
JGC Corp.	55,606	968,406
Kajima Corp.	244,770	1,601,054
KBR, Inc.	67,223	1,010,362
Layne Christensen Company (I)	4,171	36,872
MasTec, Inc. (I)	13,981	559,939
MYR Group, Inc. (I)	3,152	129,232
NV5 Global, Inc. (I)	1,667	62,679
Obayashi Corp.	176,815	1,657,957
Orion Group Holdings, Inc. (I)	6,088	45,477
Primoris Services Corp.	8,632	200,435
Quanta Services, Inc. (I)	45,552	1,690,435
Shimizu Corp.	150,129	1,348,133
Skanska AB, B Shares (L)	92,642	2,180,361
Taisei Corp.	280,868	2,054,023
Tutor Perini Corp. (I)	8,033	255,449
Valmont Industries, Inc.	10,587	1,646,279
Vinci SA	138,312	10,983,161
		50,531,298
Electrical equipment - 0.8%
ABB, Ltd.	513,003	12,007,084

345

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Electrical equipment (continued)
Acuity Brands, Inc.	13,518	$2,757,672
Allied Motion Technologies, Inc.	1,665	33,467
AMETEK, Inc.	69,874	3,778,786
Atkore International Group, Inc. (I)	2,588	68,013
AZZ, Inc. (L)	5,534	329,273
Babcock & Wilcox Enterprises, Inc. (I)	9,933	92,774
Eaton Corp. PLC	137,459	10,192,585
Emerson Electric Company	197,022	11,793,737
Encore Wire Corp.	4,451	204,746
Energous Corp. (I) (L)	3,317	51,745
EnerSys	29,608	2,337,256
Fuji Electric Company, Ltd.	154,202	918,291
Generac Holdings, Inc. (I)	13,829	515,545
General Cable Corp.	10,536	189,121
Hubbell, Inc.	24,242	2,910,252
Legrand SA	72,775	4,380,876
LSI Industries, Inc.	5,951	60,046
Mabuchi Motor Company, Ltd.	13,300	750,768
Mitsubishi Electric Corp.	526,597	7,587,361
Nidec Corp.	64,993	6,207,125
OSRAM Licht AG	24,245	1,520,435
Plug Power, Inc. (I) (L)	40,465	55,842
Powell Industries, Inc.	1,984	68,329
Preformed Line Products Company	645	33,637
Prysmian SpA	53,127	1,404,538
Regal Beloit Corp.	21,055	1,592,811
Rockwell Automation, Inc.	39,313	6,121,427
Schneider Electric SE	153,172	11,253,343
Sunrun, Inc. (I)	14,172	76,529
Thermon Group Holdings, Inc. (I)	6,998	145,838
Vestas Wind Systems A/S	60,368	4,910,347
Vicor Corp. (I)	3,781	60,874
		94,410,473
Industrial conglomerates - 1.9%
3M Company	182,243	34,868,553
Carlisle Companies, Inc.	30,356	3,230,182
CK Hutchison Holdings, Ltd.	736,238	9,064,507
DCC PLC	24,198	2,130,207
General Electric Company	2,666,770	79,469,746
Honeywell International, Inc.	232,673	29,053,878
Hopewell Holdings, Ltd.	615	2,312
Jardine Matheson Holdings, Ltd.	68,100	4,374,734
Jardine Strategic Holdings, Ltd.	60,400	2,537,406
Keihan Holdings Company, Ltd.	140,000	857,626
Keppel Corp., Ltd.	396,545	1,966,949
Koninklijke Philips NV	258,421	8,301,583
NWS Holdings, Ltd.	420,599	767,903
Raven Industries, Inc.	7,722	224,324
Roper Technologies, Inc.	31,109	6,423,697
Seibu Holdings, Inc.	47,000	777,467
Sembcorp Industries, Ltd.	265,522	603,400
Siemens AG	208,438	28,550,204
Smiths Group PLC	107,813	2,190,594

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Industrial conglomerates (continued)
Toshiba Corp. (I) (L)	1,097,280	$2,365,209
		217,760,481
Machinery - 2.1%
Actuant Corp., Class A	12,566	331,114
AGCO Corp.	31,373	1,888,027
Alamo Group, Inc.	2,044	155,732
Albany International Corp., Class A	6,121	281,872
Alfa Laval AB	79,989	1,507,616
Alstom SA (I)	41,693	1,244,697
Altra Industrial Motion Corp.	5,405	210,525
Amada Holdings Company, Ltd.	91,552	1,047,996
American Railcar Industries, Inc.	1,734	71,267
ANDRITZ AG	19,559	978,208
Astec Industries, Inc.	4,131	254,036
Atlas Copco AB, A Shares	183,072	6,453,119
Atlas Copco AB, B Shares	106,216	3,374,033
Barnes Group, Inc.	10,667	547,644
Briggs & Stratton Corp.	8,959	201,130
Caterpillar, Inc.	179,316	16,633,352
Chart Industries, Inc. (I)	6,511	227,494
CIRCOR International, Inc.	3,494	207,683
CNH Industrial NV	278,225	2,677,936
Columbus McKinnon Corp.	4,374	108,563
Crane Company	23,635	1,768,607
Cummins, Inc.	47,254	7,144,805
Deere & Company	89,548	9,748,195
DMC Global, Inc.	3,230	40,052
Donaldson Company, Inc. (L)	62,082	2,825,973
Douglas Dynamics, Inc.	4,777	146,415
Dover Corp.	47,580	3,823,053
Energy Recovery, Inc. (I)	7,311	60,828
EnPro Industries, Inc.	4,561	324,561
ESCO Technologies, Inc.	5,311	308,569
FANUC Corp.	52,818	10,873,712
Federal Signal Corp.	13,001	179,544
Flowserve Corp.	39,693	1,921,935
Fortive Corp.	92,236	5,554,452
Franklin Electric Company, Inc.	9,854	424,215
FreightCar America, Inc.	3,082	38,617
GEA Group AG	49,815	2,116,315
Global Brass & Copper Holdings, Inc.	4,537	156,073
Graco, Inc. (L)	26,327	2,478,424
Graham Corp.	2,602	59,846
Hardinge, Inc.	3,368	37,856
Harsco Corp. (I)	17,264	220,116
Hillenbrand, Inc.	12,575	450,814
Hino Motors, Ltd.	71,142	862,528
Hitachi Construction Machinery Company, Ltd.	29,352	734,454
Hoshizaki Corp.	13,600	1,074,970
Hurco Companies, Inc.	1,500	46,650
Hyster-Yale Materials Handling, Inc.	2,031	114,528
IDEX Corp.	35,847	3,352,053

346

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Machinery (continued)
IHI Corp. (I)	397,765	$1,258,206
Illinois Tool Works, Inc.	95,337	12,629,292
IMI PLC	74,770	1,118,645
Ingersoll-Rand PLC	79,169	6,438,023
ITT, Inc.	41,460	1,700,689
John Bean Technologies Corp.	6,124	538,606
Joy Global, Inc.	67,750	1,913,938
JTEKT Corp.	59,793	930,196
Kadant, Inc.	2,273	134,903
Kawasaki Heavy Industries, Ltd.	385,204	1,170,191
Kennametal, Inc.	54,507	2,138,310
Komatsu, Ltd.	251,576	6,589,600
Kone OYJ, Class B (L)	91,906	4,037,280
Kubota Corp.	288,352	4,346,467
Kurita Water Industries, Ltd.	27,627	670,854
Lincoln Electric Holdings, Inc.	29,007	2,519,548
Lindsay Corp.	2,251	198,358
Lydall, Inc. (I)	3,494	187,278
Makita Corp.	61,852	2,169,259
MAN SE	9,698	999,644
Meritor, Inc. (I)	17,571	300,991
Metso OYJ (L)	31,069	940,188
Milacron Holdings Corp. (I)	3,199	59,533
Miller Industries, Inc.	2,773	73,069
MINEBEA MITSUMI, Inc.	103,700	1,386,494
Mitsubishi Heavy Industries, Ltd.	873,635	3,515,291
Mueller Industries, Inc.	12,088	413,772
Mueller Water Products, Inc., Class A	33,025	390,356
Nabtesco Corp.	30,989	824,624
Navistar International Corp. (I)	10,571	260,258
NGK Insulators, Ltd.	71,361	1,618,934
NN, Inc.	5,869	147,899
Nordson Corp.	25,160	3,090,654
NSK, Ltd.	120,198	1,721,876
Oshkosh Corp.	35,078	2,406,000
PACCAR, Inc.	107,402	7,217,414
Parker-Hannifin Corp.	40,891	6,555,645
Pentair PLC	51,285	3,219,672
Proto Labs, Inc. (I)	5,273	269,450
RBC Bearings, Inc. (I)	4,846	470,498
Rexnord Corp. (I)	17,827	411,447
Sandvik AB	290,558	4,340,048
Schindler Holding AG	5,513	1,045,967
Schindler Holding AG (Swiss Stock Exchange)	11,060	2,139,405
SKF AB, B Shares (L)	108,466	2,144,970
SMC Corp.	15,647	4,638,780
Snap-on, Inc.	17,768	2,996,929
SPX Corp. (I)	8,717	211,387
SPX FLOW, Inc. (I)	7,660	265,879
Standex International Corp.	2,698	270,205
Stanley Black & Decker, Inc.	46,676	6,201,840
Sumitomo Heavy Industries, Ltd.	149,126	1,042,580
Sun Hydraulics Corp.	5,033	181,742

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Machinery (continued)
Supreme Industries, Inc., Class A	2,946	$59,686
Tennant Company	3,757	272,946
Terex Corp.	49,782	1,563,155
The Gorman-Rupp Company	3,932	123,465
The Greenbrier Companies, Inc. (L)	5,738	247,308
The Manitowoc Company, Inc. (I)	27,190	154,983
The Timken Company	32,730	1,479,396
The Toro Company	50,874	3,177,590
The Weir Group PLC	59,369	1,428,132
THK Company, Ltd.	33,152	836,310
Titan International, Inc.	9,499	98,220
TriMas Corp. (I)	9,789	203,122
Trinity Industries, Inc.	71,544	1,899,493
Volvo AB, Series B	422,285	6,229,544
Wabash National Corp.	13,718	283,825
Wabtec Corp.	40,528	3,161,184
Wartsila OYJ ABP (L)	40,284	2,153,701
Watts Water Technologies, Inc., Class A	5,881	366,680
Woodward, Inc.	37,235	2,529,001
Xylem, Inc.	54,369	2,730,411
Yangzijiang Shipbuilding Holdings, Ltd.	513,415	414,503
Zardoya Otis SA	50,494	466,269
		237,632,212
Marine - 0.1%
A.P. Moller - Maersk A/S, Series A	1,022	1,647,053
A.P. Moller - Maersk A/S, Series B	1,785	2,956,550
Costamare, Inc.	6,874	45,781
Eagle Bulk Shipping, Inc. (I)	297	1,690
Kirby Corp. (I)	25,317	1,786,114
Kuehne + Nagel International AG	14,721	2,078,652
Matson, Inc.	9,229	293,113
Mitsui O.S.K. Lines, Ltd.	316,040	993,205
Nippon Yusen KK (I)	444,257	937,924
Scorpio Bulkers, Inc. (I)	13,264	122,029
		10,862,111
Professional services - 0.6%
Acacia Research Corp. (I)	11,239	64,624
Adecco Group AG	44,314	3,146,488
Barrett Business Services, Inc.	1,521	83,077
Bureau Veritas SA	72,219	1,522,273
Capita PLC	180,969	1,281,580
CBIZ, Inc. (I)	10,717	145,215
CEB, Inc.	22,053	1,733,366
CRA International, Inc.	1,737	61,368
Equifax, Inc.	36,700	5,018,358
Experian PLC	258,879	5,281,457
Exponent, Inc.	5,431	323,416
Franklin Covey Company (I)	2,380	48,076
FTI Consulting, Inc. (I)	28,121	1,157,742
GP Strategies Corp. (I)	2,872	72,662
Heidrick & Struggles International, Inc.	4,124	108,667
Huron Consulting Group, Inc. (I)	4,641	195,386
ICF International, Inc. (I)	3,793	156,651

347

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Professional services (continued)
Insperity, Inc.	3,295	$292,102
Intertek Group PLC	43,985	2,165,063
Kelly Services, Inc., Class A	6,261	136,865
Kforce, Inc.	5,302	125,923
Korn/Ferry International	12,259	386,036
ManpowerGroup, Inc.	31,801	3,261,829
Mistras Group, Inc. (I)	3,813	81,522
Navigant Consulting, Inc. (I)	10,045	229,629
Nielsen Holdings PLC	102,986	4,254,352
On Assignment, Inc. (I)	10,839	526,017
Randstad Holding NV (L)	32,413	1,868,543
Recruit Holdings Company, Ltd.	100,100	5,119,671
RELX NV	270,893	5,025,496
RELX PLC	295,721	5,789,673
Resources Connection, Inc.	7,794	130,550
Robert Half International, Inc.	39,545	1,930,982
RPX Corp. (I)	11,129	133,548
SEEK, Ltd.	90,737	1,103,174
SGS SA	1,492	3,181,866
The Advisory Board Company (I)	8,825	413,010
The Dun & Bradstreet Corp.	11,274	1,216,916
TriNet Group, Inc. (I)	9,048	261,487
TrueBlue, Inc. (I)	9,067	247,982
Verisk Analytics, Inc. (I)	46,945	3,809,117
WageWorks, Inc. (I)	7,717	557,939
Wolters Kluwer NV	82,241	3,413,194
		66,062,892
Road and rail - 1.0%
ArcBest Corp.	5,326	138,476
Aurizon Holdings, Ltd.	559,215	2,242,409
Avis Budget Group, Inc. (I)	40,424	1,195,742
Celadon Group, Inc. (L)	6,081	39,831
Central Japan Railway Company	39,276	6,415,336
ComfortDelGro Corp., Ltd.	579,318	1,060,416
Covenant Transportation Group, Inc., Class A (I)	2,632	49,482
CSX Corp.	283,155	13,180,865
DSV A/S	51,783	2,678,379
East Japan Railway Company	90,140	7,871,159
Genesee & Wyoming, Inc., Class A (I)	28,817	1,955,522
Hankyu Hanshin Holdings, Inc.	65,800	2,147,117
Heartland Express, Inc.	9,618	192,841
J.B. Hunt Transport Services, Inc.	26,616	2,441,752
Kansas City Southern	32,863	2,818,331
Keikyu Corp. (L)	127,559	1,403,252
Keio Corp.	157,077	1,247,883
Keisei Electric Railway Company, Ltd.	37,994	884,346
Kintetsu Group Holdings Company, Ltd.	493,745	1,785,054
Knight Transportation, Inc.	13,892	435,514
Landstar System, Inc.	19,640	1,682,166
Marten Transport, Ltd.	5,003	117,320
MTR Corp., Ltd.	402,315	2,260,371
Nagoya Railroad Company, Ltd.	250,000	1,127,419

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Road and rail (continued)
Nippon Express Company, Ltd.	225,469	$1,160,550
Norfolk Southern Corp.	88,801	9,943,048
Odakyu Electric Railway Company, Ltd. (L)	80,279	1,565,649
Old Dominion Freight Line, Inc.	32,567	2,786,758
Roadrunner Transportation Systems, Inc. (I)	7,324	50,316
Ryder System, Inc.	16,490	1,244,006
Saia, Inc. (I)	5,291	234,391
Swift Transportation Company (I)	15,756	323,628
Tobu Railway Company, Ltd.	263,365	1,337,608
Tokyu Corp.	289,417	2,056,347
Union Pacific Corp.	248,727	26,345,164
Universal Logistics Holdings, Inc.	2,194	31,484
Werner Enterprises, Inc.	30,492	798,890
West Japan Railway Company	44,825	2,923,200
YRC Worldwide, Inc. (I)	6,970	76,740
		106,248,762
Trading companies and distributors - 0.6%
AerCap Holdings NV (I)	42,081	1,934,464
Aircastle, Ltd.	9,981	240,842
Applied Industrial Technologies, Inc.	7,686	475,379
Ashtead Group PLC	136,070	2,816,551
Beacon Roofing Supply, Inc. (I)	12,661	622,415
BMC Stock Holdings, Inc. (I)	11,788	266,409
Brenntag AG	42,087	2,358,835
Bunzl PLC	91,459	2,658,300
CAI International, Inc. (I)	3,980	62,645
DXP Enterprises, Inc. (I)	3,417	129,402
Fastenal Company	88,574	4,561,561
GATX Corp.	27,108	1,652,504
GMS, Inc. (I)	1,491	52,245
H&E Equipment Services, Inc.	6,855	168,085
ITOCHU Corp.	407,704	5,804,217
Kaman Corp.	5,514	265,389
Marubeni Corp.	449,759	2,778,134
MISUMI Group, Inc. (L)	74,900	1,359,759
Mitsubishi Corp. (L)	411,606	8,920,562
Mitsui & Company, Ltd. (L)	465,003	6,752,781
MRC Global, Inc. (I)	19,974	366,123
MSC Industrial Direct Company, Inc., Class A	21,085	2,166,695
Neff Corp., Class A (I)	2,178	42,362
NOW, Inc. (I)	73,499	1,246,543
Rexel SA	82,514	1,494,956
Rush Enterprises, Inc., Class A (I)	5,482	181,345
Rush Enterprises, Inc., Class B (I)	2,163	67,442
SiteOne Landscape Supply, Inc. (I) (L)	2,469	119,524
Sojitz Corp.	1,051	2,641
Sumitomo Corp.	323,638	4,366,154
Textainer Group Holdings, Ltd.	5,004	76,561
Titan Machinery, Inc. (I)	4,055	62,204
Toyota Tsusho Corp.	57,882	1,756,873

348

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Trading companies and distributors (continued)
Travis Perkins PLC	67,916	$1,288,433
Triton International, Ltd.	8,589	221,510
United Rentals, Inc. (I)	25,813	3,227,916
Univar, Inc. (I)	9,122	279,681
Veritiv Corp. (I)	1,764	91,375
W.W. Grainger, Inc.	16,542	3,850,316
Watsco, Inc.	14,274	2,043,751
Wolseley PLC	68,924	4,339,560
		71,172,444
Transportation infrastructure - 0.2%
Abertis Infraestructuras SA	175,311	2,822,094
Aena SA (S)	18,391	2,906,868
Aeroports de Paris	8,174	1,009,862
Atlantia SpA	112,443	2,900,592
Auckland International Airport, Ltd.	257,988	1,221,589
Fraport AG Frankfurt Airport Services Worldwide	11,366	803,671
Groupe Eurotunnel SE	126,691	1,273,489
Hutchison Port Holdings Trust	1,417,836	588,490
Japan Airport Terminal Company, Ltd. (L)	12,400	432,593
Kamigumi Company, Ltd.	63,412	549,558
Mitsubishi Logistics Corp. (L)	29,472	406,864
SATS, Ltd.	181,200	632,131
Sydney Airport	303,330	1,568,449
Transurban Group	556,702	4,962,384
		22,078,634
		1,306,467,256
Information technology - 15.7%
Communications equipment - 0.9%
Acacia Communications, Inc. (I) (L)	1,099	64,423
ADTRAN, Inc.	10,390	215,593
Aerohive Networks, Inc. (I)	6,189	26,056
Applied Optoelectronics, Inc. (I)	3,509	197,030
ARRIS International PLC (I)	89,432	2,365,476
Bel Fuse, Inc., Class B	2,134	54,524
Black Box Corp.	3,405	30,475
Brocade Communications Systems, Inc.	191,679	2,392,154
CalAmp Corp. (I)	7,716	129,552
Calix, Inc. (I)	9,317	67,548
Ciena Corp. (I)	95,583	2,256,715
Cisco Systems, Inc.	1,530,662	51,736,376
Clearfield, Inc. (I)	2,636	43,362
Comtech Telecommunications Corp.	5,061	74,599
Digi International, Inc. (I)	5,860	69,734
EMCORE Corp.	6,028	54,252
Extreme Networks, Inc. (I)	23,079	173,323
F5 Networks, Inc. (I)	19,992	2,850,259
Finisar Corp. (I)	22,767	622,450
Harmonic, Inc. (I)	17,065	101,537
Harris Corp.	38,102	4,239,610
Infinera Corp. (I)	30,320	310,174
InterDigital, Inc.	23,473	2,025,720

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Communications equipment (continued)
Ixia (I)	13,693	$269,067
Juniper Networks, Inc.	116,668	3,246,870
KVH Industries, Inc. (I)	3,840	32,256
Lumentum Holdings, Inc. (I)	10,674	569,458
Motorola Solutions, Inc.	50,135	4,322,640
NETGEAR, Inc. (I)	6,883	341,053
NetScout Systems, Inc. (I)	62,216	2,361,097
Nokia OYJ	1,589,755	8,544,679
Oclaro, Inc. (I) (L)	23,733	233,058
Plantronics, Inc.	22,643	1,225,213
ShoreTel, Inc. (I)	15,025	92,404
Silicom, Ltd.	1,277	63,429
Sonus Networks, Inc. (I)	10,683	70,401
Telefonaktiebolaget LM Ericsson, B Shares (L)	836,163	5,582,530
Ubiquiti Networks, Inc. (I) (L)	5,468	274,822
ViaSat, Inc. (I) (L)	35,881	2,289,925
Viavi Solutions, Inc. (I)	50,046	536,493
		100,156,337
Electronic equipment, instruments and components - 1.0%
Agilysys, Inc. (I)	3,895	36,808
Alps Electric Company, Ltd.	51,300	1,454,596
Amphenol Corp., Class A	93,711	6,669,412
Anixter International, Inc. (I)	6,173	489,519
Arrow Electronics, Inc. (I)	41,763	3,065,822
Avnet, Inc.	60,597	2,772,919
AVX Corp.	9,701	158,902
Badger Meter, Inc.	5,866	215,576
Belden, Inc.	28,741	1,988,590
Benchmark Electronics, Inc. (I)	10,279	326,872
Cognex Corp.	40,458	3,396,449
Coherent, Inc. (I)	16,648	3,423,495
Control4 Corp. (I)	4,450	70,266
Corning, Inc.	283,678	7,659,306
CTS Corp.	6,751	143,796
Daktronics, Inc.	8,230	77,774
Electro Scientific Industries, Inc. (I)	6,341	44,197
ePlus, Inc. (I)	1,329	179,481
Fabrinet (I)	7,309	307,197
FARO Technologies, Inc. (I)	3,580	127,985
FLIR Systems, Inc.	41,523	1,506,454
Hamamatsu Photonics KK (L)	38,400	1,108,322
Hexagon AB, B Shares	70,415	2,826,086
Hirose Electric Company, Ltd.	8,600	1,191,441
Hitachi High-Technologies Corp.	18,984	775,489
Hitachi, Ltd.	1,316,972	7,150,824
II-VI, Inc. (I)	12,580	453,509
Ingenico Group SA	15,215	1,435,022
Insight Enterprises, Inc. (I)	7,810	320,913
InvenSense, Inc. (I)	17,694	223,475
IPG Photonics Corp. (I)	17,613	2,125,889
Itron, Inc. (I)	7,079	429,695

349

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Electronic equipment, instruments and components (continued)
Jabil Circuit, Inc.	85,671	$2,477,605
Keyence Corp.	26,500	10,631,078
Keysight Technologies, Inc. (I)	80,650	2,914,691
Kimball Electronics, Inc. (I)	6,012	101,903
Knowles Corp. (I) (L)	60,773	1,151,648
Kyocera Corp.	87,463	4,886,327
Littelfuse, Inc.	15,295	2,445,823
Maxwell Technologies, Inc. (I)	8,210	47,700
Mesa Laboratories, Inc.	641	78,651
Methode Electronics, Inc.	7,765	354,084
MTS Systems Corp. (L)	3,599	198,125
Murata Manufacturing Company, Ltd.	52,213	7,438,551
National Instruments Corp.	49,934	1,625,851
Nippon Electric Glass Company, Ltd.	116,121	703,425
Novanta, Inc. (I)	6,811	180,832
Omron Corp.	52,518	2,307,578
OSI Systems, Inc. (I)	3,751	273,785
Park Electrochemical Corp.	4,378	78,191
PC Connection, Inc.	2,412	71,853
Plexus Corp. (I)	7,046	407,259
Radisys Corp. (I)	9,039	36,156
Rogers Corp. (I)	3,806	326,821
Sanmina Corp. (I)	15,524	630,274
ScanSource, Inc. (I)	5,367	210,655
Shimadzu Corp.	64,492	1,026,374
SYNNEX Corp.	19,874	2,224,696
TDK Corp.	33,521	2,128,415
TE Connectivity, Ltd.	108,945	8,121,850
Tech Data Corp. (I)	23,647	2,220,453
Trimble, Inc. (I)	118,606	3,796,578
TTM Technologies, Inc. (I)	15,358	247,725
Universal Display Corp.	8,822	759,574
VeriFone Systems, Inc. (I)	52,447	982,332
Vishay Intertechnology, Inc.	91,690	1,508,301
Vishay Precision Group, Inc. (I)	2,802	44,272
Yaskawa Electric Corp.	69,010	1,389,745
Yokogawa Electric Corp.	62,792	990,281
Zebra Technologies Corp., Class A (I)	24,859	2,268,384
		119,443,927
Internet software and services - 2.7%
2U, Inc. (I)	7,713	305,898
Actua Corp. (I)	7,764	109,084
Akamai Technologies, Inc. (I)	53,152	3,173,174
Alarm.com Holdings, Inc. (I)	2,162	66,460
Alphabet, Inc., Class A (I)	90,825	77,001,435
Alphabet, Inc., Class C (I)	90,318	74,924,200
Amber Road, Inc. (I)	3,899	30,100
Angie’s List, Inc. (I)	8,870	50,559
Appfolio, Inc., Class A (I)	1,771	48,171
Apptio, Inc., Class A (I)	1,803	21,149
Auto Trader Group PLC (S)	265,055	1,300,855
Bankrate, Inc. (I)	10,163	98,073

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Internet software and services (continued)
Bazaarvoice, Inc. (I)	18,325	$78,798
Benefitfocus, Inc. (I)	2,861	79,965
Blucora, Inc. (I)	8,364	144,697
Box, Inc., Class A (I)	10,435	170,195
Brightcove, Inc. (I)	6,705	59,675
Carbonite, Inc. (I)	3,746	76,044
ChannelAdvisor Corp. (I)	4,945	55,137
Cimpress NV (I) (L)	5,292	456,117
Cornerstone OnDemand, Inc. (I)	10,743	417,795
Coupa Software, Inc. (I) (L)	1,881	47,777
DeNA Company, Ltd. (L)	28,100	572,061
DHI Group, Inc. (I)	11,244	44,414
eBay, Inc. (I)	309,001	10,373,164
Endurance International Group Holdings, Inc. (I)	12,942	101,595
Envestnet, Inc. (I)	8,864	286,307
Facebook, Inc., Class A (I)	719,898	102,261,511
Five9, Inc. (I)	6,926	114,002
Gogo, Inc. (I)	12,104	133,144
GrubHub, Inc. (I)	17,154	564,195
GTT Communications, Inc. (I)	5,681	138,332
Hortonworks, Inc. (I)	9,484	93,038
Instructure, Inc. (I)	2,332	54,569
j2 Global, Inc.	32,640	2,738,822
Kakaku.com, Inc. (L)	38,900	531,046
Limelight Networks, Inc. (I)	18,315	47,253
Liquidity Services, Inc. (I)	5,617	44,936
LivePerson, Inc. (I)	11,912	81,597
LogMeIn, Inc.	30,063	2,931,143
MeetMe, Inc. (I)	8,499	50,059
MINDBODY, Inc., Class A (I)	3,050	83,723
Mixi, Inc. (L)	12,400	599,808
New Relic, Inc. (I) (L)	4,733	175,452
NIC, Inc.	13,499	272,680
Numerex Corp., Class A (I)	3,891	18,560
Q2 Holdings, Inc. (I)	5,458	190,211
QuinStreet, Inc. (I)	9,539	37,202
Quotient Technology, Inc. (I)	13,562	129,517
Reis, Inc.	2,241	40,114
RetailMeNot, Inc. (I)	8,596	69,628
Shutterstock, Inc. (I)	4,043	167,178
SPS Commerce, Inc. (I)	3,534	206,704
Stamps.com, Inc. (I) (L)	3,428	405,704
TechTarget, Inc. (I)	4,189	37,827
The Trade Desk, Inc., Class A (I) (L)	1,316	49,021
TrueCar, Inc. (I) (L)	11,674	180,597
United Internet AG	33,553	1,484,105
VeriSign, Inc. (I)	26,917	2,344,740
Web.com Group, Inc. (I)	9,157	176,730
WebMD Health Corp. (I)	25,636	1,350,504
Xactly Corp. (I)	5,119	60,916
XO Group, Inc. (I)	5,516	94,930
Yahoo Japan Corp.	388,354	1,800,583

350

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Internet software and services (continued)
Yahoo!, Inc. (I)	267,732	$12,425,442
		302,278,422
IT services - 2.6%
Accenture PLC, Class A	190,083	22,787,150
Acxiom Corp. (I)	53,211	1,514,917
Alliance Data Systems Corp.	17,094	4,256,406
Amadeus IT Group SA	119,542	6,057,020
Atos SE	24,265	2,998,681
Automatic Data Processing, Inc.	137,180	14,045,860
Blackhawk Network Holdings, Inc. (I)	11,707	475,304
Broadridge Financial Solutions, Inc.	55,651	3,781,485
CACI International, Inc., Class A (I)	5,152	604,330
Capgemini SA	44,401	4,098,462
Cardtronics PLC, Class A (I) (L)	9,498	444,032
Cass Information Systems, Inc.	2,357	155,798
Cognizant Technology Solutions Corp., Class A (I)	185,961	11,068,399
Computer Sciences Corp.	66,395	4,581,919
Computershare, Ltd.	126,423	1,357,764
Convergys Corp. (L)	63,424	1,341,418
CoreLogic, Inc. (I)	39,663	1,615,077
CSG Systems International, Inc.	6,816	257,713
CSRA, Inc.	45,307	1,327,042
DST Systems, Inc.	14,831	1,816,798
EPAM Systems, Inc. (I)	10,206	770,757
EVERTEC, Inc.	13,577	215,874
ExlService Holdings, Inc. (I)	6,975	330,336
Fidelity National Information Services, Inc.	100,567	8,007,145
Fiserv, Inc. (I)	65,573	7,561,223
Forrester Research, Inc.	2,135	84,866
Fujitsu, Ltd.	507,232	3,113,583
Gartner, Inc. (I)	38,859	4,196,383
Global Payments, Inc.	46,313	3,736,533
Information Services Group, Inc. (I)	8,191	25,802
International Business Machines Corp.	262,330	45,682,146
Jack Henry & Associates, Inc.	36,501	3,398,243
Leidos Holdings, Inc.	67,153	3,434,204
ManTech International Corp., Class A	5,185	179,557
Mastercard, Inc., Class A	288,030	32,394,734
MAXIMUS, Inc.	44,094	2,742,647
MoneyGram International, Inc. (I)	6,671	112,140
NeuStar, Inc., Class A (I)	37,478	1,242,396
Nomura Research Institute, Ltd.	36,000	1,327,134
NTT Data Corp.	34,362	1,631,733
Obic Company, Ltd.	17,800	850,388
Otsuka Corp.	14,300	776,996
Paychex, Inc.	97,552	5,745,813
PayPal Holdings, Inc. (I)	343,919	14,795,395
Perficient, Inc. (I)	7,677	133,273
PFSweb, Inc. (I)	3,727	24,337
Planet Payment, Inc. (I)	9,850	39,203
Science Applications International Corp.	29,556	2,198,966
ServiceSource International, Inc. (I)	13,682	53,086

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
IT services (continued)
Sykes Enterprises, Inc. (I)	8,347	$245,402
Syntel, Inc.	6,992	117,675
TeleTech Holdings, Inc.	3,594	106,382
Teradata Corp. (I)	40,121	1,248,566
The Hackett Group, Inc.	4,839	94,312
The Western Union Company (L)	148,566	3,023,318
Total System Services, Inc.	50,091	2,677,865
Travelport Worldwide, Ltd.	24,289	285,882
Unisys Corp. (I) (L)	10,759	150,088
Virtusa Corp. (I)	6,174	186,578
Visa, Inc., Class A (L)	568,012	50,479,226
WEX, Inc. (I)	18,082	1,871,487
Worldpay Group PLC (S)	490,494	1,813,465
		291,690,714
Semiconductors and semiconductor equipment - 2.5%
Advanced Energy Industries, Inc. (I)	8,300	569,048
Advanced Micro Devices, Inc. (I) (L)	395,545	5,755,180
Alpha & Omega Semiconductor, Ltd. (I)	3,834	65,906
Ambarella, Inc. (I) (L)	6,767	370,223
Amkor Technology, Inc. (I)	21,305	246,925
Analog Devices, Inc.	111,594	9,145,128
Applied Materials, Inc.	329,688	12,824,863
ASM Pacific Technology, Ltd.	66,768	908,303
ASML Holding NV	101,713	13,496,580
Axcelis Technologies, Inc. (I)	6,262	117,726
Broadcom, Ltd.	122,578	26,839,679
Brooks Automation, Inc.	14,381	322,134
Cabot Microelectronics Corp.	4,989	382,207
Cavium, Inc. (I)	13,705	982,100
CEVA, Inc. (I)	4,260	151,230
Cirrus Logic, Inc. (I)	43,384	2,632,975
Cohu, Inc.	6,030	111,314
Cree, Inc. (I)	45,788	1,223,913
Cypress Semiconductor Corp.	154,155	2,121,173
Diodes, Inc. (I)	8,127	195,454
DSP Group, Inc. (I)	5,041	60,492
Entegris, Inc. (I)	30,038	702,889
Exar Corp. (I)	8,744	113,759
First Solar, Inc. (I)	36,681	994,055
FormFactor, Inc. (I)	14,736	174,622
GigPeak, Inc. (I)	13,108	40,373
Impinj, Inc. (I) (L)	1,345	40,713
Infineon Technologies AG	308,599	6,316,196
Inphi Corp. (I)	8,503	415,116
Integrated Device Technology, Inc. (I)	91,289	2,160,811
Intel Corp.	1,444,958	52,119,635
IXYS Corp.	5,705	83,008
KLA-Tencor Corp.	47,937	4,557,371
Kopin Corp. (I)	15,729	64,489
Lam Research Corp.	49,929	6,408,886
Lattice Semiconductor Corp. (I)	25,696	177,816
MACOM Technology Solutions Holdings, Inc. (I)	6,732	325,156

351

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
MaxLinear, Inc. (I)	11,763	$329,952
Microchip Technology, Inc.	66,243	4,887,409
Micron Technology, Inc. (I)	316,378	9,143,324
Microsemi Corp. (I)	78,325	4,036,087
MKS Instruments, Inc.	11,209	770,619
Monolithic Power Systems, Inc.	25,997	2,394,324
Nanometrics, Inc. (I)	5,105	155,498
NeoPhotonics Corp. (I)	6,473	58,322
NVE Corp.	1,112	92,062
NVIDIA Corp.	180,032	19,610,886
NXP Semiconductors NV (I)	80,100	8,290,350
PDF Solutions, Inc. (I)	5,712	129,205
Photronics, Inc. (I)	14,029	150,110
Power Integrations, Inc.	5,790	380,693
Qorvo, Inc. (I)	39,032	2,676,034
QUALCOMM, Inc.	451,397	25,883,104
Rambus, Inc. (I)	23,183	304,625
Rohm Company, Ltd.	24,242	1,613,910
Rudolph Technologies, Inc. (I)	6,335	141,904
Semtech Corp. (I)	13,739	464,378
Sigma Designs, Inc. (I)	8,804	55,025
Silicon Laboratories, Inc. (I)	28,438	2,091,615
Skyworks Solutions, Inc.	56,337	5,519,899
STMicroelectronics NV	173,704	2,672,888
Synaptics, Inc. (I)	24,111	1,193,736
Teradyne, Inc.	94,296	2,932,606
Texas Instruments, Inc.	305,459	24,607,777
Tokyo Electron, Ltd.	42,760	4,681,208
Ultra Clean Holdings, Inc. (I)	6,907	116,521
Ultratech, Inc. (I)	4,546	134,653
Veeco Instruments, Inc. (I)	8,393	250,531
Versum Materials, Inc.	51,090	1,563,354
Xcerra Corp. (I)	11,937	106,120
Xilinx, Inc.	76,020	4,400,798
Xperi Corp.	10,390	352,741
		285,409,716
Software - 3.4%
8x8, Inc. (I)	18,698	285,145
A10 Networks, Inc. (I)	9,800	89,670
ACI Worldwide, Inc. (I)	79,865	1,708,312
Activision Blizzard, Inc.	211,416	10,541,202
Adobe Systems, Inc. (I)	151,520	19,717,298
American Software, Inc., Class A	6,177	63,500
ANSYS, Inc. (I)	40,138	4,289,548
Aspen Technology, Inc. (I)	16,495	971,885
Autodesk, Inc. (I)	60,038	5,191,486
Barracuda Networks, Inc. (I)	4,711	108,871
Blackbaud, Inc. (L)	10,036	769,460
Blackline, Inc. (I)	2,140	63,686
Bottomline Technologies, Inc. (I)	8,657	204,738
BroadSoft, Inc. (I)	6,244	251,009
CA, Inc. (L)	96,053	3,046,801

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Software (continued)
Cadence Design Systems, Inc. (I)	131,062	$4,115,347
Callidus Software, Inc. (I)	13,065	278,938
CDK Global, Inc.	68,178	4,432,252
Check Point Software Technologies, Ltd. (I)	35,726	3,667,631
Citrix Systems, Inc. (I)	47,833	3,988,794
CommVault Systems, Inc. (I)	27,898	1,417,218
Dassault Systemes SA	35,042	3,030,844
Digimarc Corp. (I)	2,186	59,022
Ebix, Inc.	5,326	326,218
Electronic Arts, Inc. (I)	94,231	8,435,559
Ellie Mae, Inc. (I)	6,904	692,264
EnerNOC, Inc. (I)	6,075	36,450
Everbridge, Inc. (I)	2,048	42,045
Exa Corp. (I)	3,210	40,767
Fair Isaac Corp.	21,112	2,722,392
Fortinet, Inc. (I)	70,060	2,686,801
Gemalto NV	22,031	1,229,020
Gigamon, Inc. (I)	6,881	244,620
Globant SA (I) (L)	5,420	197,288
Glu Mobile, Inc. (I) (L)	24,892	56,505
Guidance Software, Inc. (I)	5,201	30,686
HubSpot, Inc. (I)	6,155	372,685
Imperva, Inc. (I)	6,159	252,827
Intuit, Inc.	74,235	8,610,518
Jive Software, Inc. (I)	14,021	60,290
Konami Holdings Corp. (L)	25,609	1,087,728
LINE Corp. (I)	12,200	470,230
Manhattan Associates, Inc. (I)	33,097	1,722,699
Microsoft Corp.	2,361,919	155,555,985
MicroStrategy, Inc., Class A (I)	2,008	377,102
Mitek Systems, Inc. (I)	6,452	42,906
MobileIron, Inc. (I)	10,411	45,288
Mobileye NV (I)	47,800	2,934,920
Model N, Inc. (I)	5,504	57,517
Monotype Imaging Holdings, Inc.	8,718	175,232
Nexon Company, Ltd.	47,753	759,377
Nice, Ltd.	16,150	1,096,362
Nintendo Company, Ltd.	30,839	7,155,845
Oracle Corp.	916,000	40,862,760
Oracle Corp. Japan	10,406	596,567
Park City Group, Inc. (I)	2,960	36,556
Paycom Software, Inc. (I) (L)	9,335	536,856
Paylocity Holding Corp. (I)	4,655	179,823
Pegasystems, Inc.	7,671	336,373
Progress Software Corp.	10,680	310,254
Proofpoint, Inc. (I)	8,662	644,106
PROS Holdings, Inc. (I)	5,413	130,940
PTC, Inc. (I)	54,406	2,859,035
QAD, Inc., Class A	2,135	59,460
Qualys, Inc. (I)	5,831	220,995
Rapid7, Inc. (I)	4,422	66,242
RealPage, Inc. (I)	11,463	400,059
Red Hat, Inc. (I)	54,322	4,698,853

352

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Software (continued)
RingCentral, Inc., Class A (I)	12,517	$354,231
Rosetta Stone, Inc. (I)	4,452	43,407
salesforce.com, Inc. (I)	200,197	16,514,251
SAP SE	267,774	26,270,760
Sapiens International Corp. NV	5,146	66,280
Silver Spring Networks, Inc. (I)	8,119	91,664
Symantec Corp.	189,052	5,800,115
Synchronoss Technologies, Inc. (I)	8,805	214,842
Synopsys, Inc. (I)	45,984	3,316,826
Take-Two Interactive Software, Inc. (I)	65,222	3,865,708
Tangoe, Inc. (I)	6,254	33,146
Telenav, Inc. (I)	8,033	69,485
The Rubicon Project, Inc. (I)	8,301	48,893
The Sage Group PLC	294,318	2,324,948
The Ultimate Software Group, Inc. (I)	13,947	2,722,594
TiVo Corp.	24,735	463,781
Trend Micro, Inc.	30,464	1,355,966
Tyler Technologies, Inc. (I)	15,756	2,435,247
Varonis Systems, Inc. (I)	2,225	70,755
VASCO Data Security International, Inc. (I)	6,710	90,585
Verint Systems, Inc. (I)	13,211	573,027
Workiva, Inc. (I)	4,906	76,779
Zendesk, Inc. (I)	17,315	485,513
Zix Corp. (I)	13,024	62,645
		385,101,110
Technology hardware, storage and peripherals - 2.6%
3D Systems Corp. (I) (L)	73,381	1,097,780
Apple, Inc.	1,603,632	230,377,773
Avid Technology, Inc. (I)	8,072	37,616
Brother Industries, Ltd.	64,236	1,343,315
Canon, Inc.	290,677	9,077,450
Cray, Inc. (I)	8,716	190,880
Diebold Nixdorf, Inc. (L)	50,073	1,537,241
Eastman Kodak Company (I)	3,855	44,333
Electronics For Imaging, Inc. (I) (L)	9,979	487,275
FUJIFILM Holdings Corp.	119,138	4,669,953
Hewlett Packard Enterprise Company	507,815	12,035,216
HP, Inc.	517,627	9,255,171
Immersion Corp. (I)	6,520	56,463
Konica Minolta, Inc.	122,486	1,098,649
NCR Corp. (I)	58,580	2,675,934
NEC Corp.	709,846	1,713,613
NetApp, Inc.	82,822	3,466,101
Nimble Storage, Inc. (I)	13,976	174,700
Pure Storage, Inc., Class A (I)	14,540	142,928
Ricoh Company, Ltd.	182,577	1,506,078
Seagate Technology PLC (L)	90,276	4,146,377
Seiko Epson Corp.	76,247	1,608,733
Stratasys, Ltd. (I) (L)	10,495	215,043
Super Micro Computer, Inc. (I)	8,214	208,225
USA Technologies, Inc. (I)	8,628	36,669
Western Digital Corp.	88,312	7,288,389

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Technology hardware, storage and peripherals (continued)
Xerox Corp.	258,582	$1,897,992
		296,389,897
		1,780,470,123
Materials - 4.8%
Chemicals - 2.7%
A. Schulman, Inc.	6,161	193,763
Air Liquide SA	105,940	12,096,083
Air Products & Chemicals, Inc.	66,637	9,015,320
Air Water, Inc.	40,907	756,359
Akzo Nobel NV	68,691	5,686,501
Albemarle Corp.	34,458	3,640,143
American Vanguard Corp.	6,086	101,028
Arkema SA	18,510	1,822,139
Asahi Kasei Corp.	343,757	3,340,088
Ashland Global Holdings, Inc.	29,251	3,621,566
Balchem Corp. (L)	6,726	554,357
BASF SE	250,251	24,778,261
Cabot Corp.	29,263	1,753,146
Calgon Carbon Corp.	10,785	157,461
CF Industries Holdings, Inc.	71,176	2,089,016
Chase Corp.	1,482	141,383
Chemtura Corp. (I)	13,488	450,499
Chr. Hansen Holding A/S	26,938	1,728,000
Codexis, Inc. (I)	7,638	36,662
Covestro AG (S)	24,842	1,913,795
Croda International PLC	35,776	1,597,984
Daicel Corp.	77,585	936,876
E.I. du Pont de Nemours & Company	264,220	21,224,793
Eastman Chemical Company	45,004	3,636,323
Ecolab, Inc.	80,418	10,079,592
EMS-Chemie Holding AG	2,222	1,294,066
Evonik Industries AG	44,404	1,447,324
Ferro Corp. (I)	17,694	268,772
Flotek Industries, Inc. (I) (L)	11,686	149,464
FMC Corp.	40,806	2,839,690
Frutarom Industries, Ltd.	10,814	604,385
FutureFuel Corp.	5,618	79,663
GCP Applied Technologies, Inc. (I)	15,077	492,264
Givaudan SA	2,516	4,531,437
Hawkins, Inc.	2,099	102,851
HB Fuller Company	10,629	548,031
Hitachi Chemical Company, Ltd.	28,670	796,412
Incitec Pivot, Ltd.	458,162	1,315,359
Ingevity Corp. (I)	9,059	551,240
Innophos Holdings, Inc.	4,058	219,010
Innospec, Inc.	5,031	325,757
International Flavors & Fragrances, Inc.	24,258	3,214,913
Israel Chemicals, Ltd.	138,665	588,056
Johnson Matthey PLC	52,741	2,034,855
JSR Corp.	52,890	894,900
K+S AG (L)	51,701	1,201,739
Kaneka Corp.	76,234	570,169

353

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials (continued)
Chemicals (continued)
Kansai Paint Company, Ltd.	59,054	$1,260,291
KMG Chemicals, Inc.	1,951	89,883
Koninklijke DSM NV	49,424	3,342,506
Koppers Holdings, Inc. (I)	4,315	182,740
Kraton Corp. (I)	6,277	194,085
Kronos Worldwide, Inc.	4,883	80,228
Kuraray Company, Ltd.	96,706	1,471,150
LANXESS AG	24,941	1,673,105
Linde AG	50,602	8,431,349
LSB Industries, Inc. (I)	4,596	43,110
LyondellBasell Industries NV, Class A	100,852	9,196,694
Minerals Technologies, Inc.	23,839	1,826,067
Mitsubishi Chemical Holdings Corp.	369,359	2,867,676
Mitsubishi Gas Chemical Company, Inc.	49,870	1,038,710
Mitsui Chemicals, Inc.	249,590	1,236,532
Monsanto Company	134,232	15,195,062
NewMarket Corp.	4,347	1,970,191
Nippon Paint Holdings Company, Ltd.	44,300	1,547,254
Nissan Chemical Industries, Ltd.	33,600	980,180
Nitto Denko Corp.	44,987	3,480,193
Novozymes A/S, B Shares	62,828	2,489,221
Olin Corp.	112,880	3,710,366
OMNOVA Solutions, Inc. (I)	9,524	94,288
Orica, Ltd.	102,022	1,371,300
PolyOne Corp.	56,445	1,924,210
PPG Industries, Inc.	78,557	8,254,770
Praxair, Inc.	86,958	10,313,219
Quaker Chemical Corp.	2,721	358,247
Rayonier Advanced Materials, Inc.	9,307	125,179
RPM International, Inc.	62,801	3,455,939
Sensient Technologies Corp.	30,195	2,393,256
Shin-Etsu Chemical Company, Ltd.	105,946	9,208,749
Sika AG	586	3,514,659
Solvay SA	20,180	2,462,165
Stepan Company	4,145	326,667
Sumitomo Chemical Company, Ltd.	428,844	2,401,998
Symrise AG	33,583	2,233,316
Syngenta AG	25,226	11,140,824
Taiyo Nippon Sanso Corp.	35,257	412,711
Teijin, Ltd.	50,148	946,917
The Chemours Company	124,997	4,812,385
The Dow Chemical Company	341,141	21,676,099
The Mosaic Company	107,423	3,134,603
The Scotts Miracle-Gro Company	20,780	1,940,644
The Sherwin-Williams Company	24,773	7,684,337
The Valspar Corp.	34,368	3,812,786
Toray Industries, Inc.	399,672	3,557,111
Trecora Resources (I)	4,522	50,194
Tredegar Corp.	5,533	97,104
Trinseo SA	5,673	380,658
Tronox, Ltd., Class A	13,765	253,964
Umicore SA	25,931	1,476,746
Yara International ASA	48,376	1,863,334
		309,406,467

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials (continued)
Construction materials - 0.4%
Boral, Ltd.	319,492	$1,424,354
CRH PLC	219,232	7,725,538
CRH PLC (London Stock Exchange)	7,591	267,349
Eagle Materials, Inc.	22,759	2,210,809
Fletcher Building, Ltd.	188,221	1,096,487
Forterra, Inc. (I)	3,932	76,674
Headwaters, Inc. (I)	15,452	362,813
HeidelbergCement AG	40,544	3,796,868
Imerys SA	9,842	834,720
James Hardie Industries PLC	120,118	1,887,215
LafargeHolcim, Ltd. (I)	124,037	7,318,109
Martin Marietta Materials, Inc.	19,161	4,181,888
Summit Materials, Inc., Class A (I)	16,412	405,541
Taiheiyo Cement Corp.	325,701	1,092,950
U.S. Concrete, Inc. (I) (L)	3,027	195,393
Vulcan Materials Company	40,555	4,886,066
		37,762,774
Containers and packaging - 0.4%
Amcor, Ltd.	315,621	3,630,390
AptarGroup, Inc.	29,298	2,255,653
Avery Dennison Corp.	27,080	2,182,648
Ball Corp.	53,596	3,980,039
Bemis Company, Inc.	43,459	2,123,407
Greif, Inc., Class A	17,673	973,606
Greif, Inc., Class B	1,176	76,793
International Paper Company	126,044	6,400,514
Multi Packaging Solutions International, Ltd. (I)	4,672	83,862
Myers Industries, Inc.	5,187	82,214
Owens-Illinois, Inc. (I)	76,247	1,553,914
Packaging Corp. of America	44,291	4,057,941
Sealed Air Corp.	59,209	2,580,328
Silgan Holdings, Inc.	17,617	1,045,745
Sonoco Products Company	46,664	2,469,459
Toyo Seikan Group Holdings, Ltd.	45,229	735,991
UFP Technologies, Inc. (I)	1,686	43,667
WestRock Company	75,809	3,944,342
		38,220,513
Metals and mining - 1.2%
AK Steel Holding Corp. (I) (L)	66,277	476,532
Allegheny Technologies, Inc. (L)	74,086	1,330,585
Alumina, Ltd.	672,334	919,895
Ampco-Pittsburgh Corp.	1,968	27,650
Anglo American PLC (I)	382,063	5,837,540
Antofagasta PLC	105,891	1,105,570
ArcelorMittal (I)	501,093	4,192,181
BHP Billiton PLC	575,473	8,876,048
BHP Billiton, Ltd.	875,068	15,914,124
Boliden AB	74,507	2,217,726
Carpenter Technology Corp.	31,905	1,190,057
Century Aluminum Company (I)	10,580	134,260
Cliffs Natural Resources, Inc. (I)	46,926	385,262
Coeur Mining, Inc. (I)	38,208	308,721

354

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials (continued)
Metals and mining (continued)
Commercial Metals Company	78,777	$1,507,004
Compass Minerals International, Inc. (L)	15,902	1,078,951
Ferroglobe PLC	14,124	145,901
Fortescue Metals Group, Ltd.	424,128	2,020,189
Freeport-McMoRan, Inc. (I)	406,004	5,424,213
Fresnillo PLC	59,486	1,159,047
Glencore PLC (I)	3,333,885	13,080,670
Gold Resource Corp.	11,234	50,778
Haynes International, Inc.	2,782	106,050
Hecla Mining Company	80,558	426,152
Hitachi Metals, Ltd.	59,064	830,778
JFE Holdings, Inc.	142,233	2,446,359
Kaiser Aluminum Corp.	3,771	301,303
Kobe Steel, Ltd. (I) (L)	85,584	783,128
Maruichi Steel Tube, Ltd.	15,261	435,521
Materion Corp.	4,287	143,829
Mitsubishi Materials Corp.	30,969	939,999
Newcrest Mining, Ltd.	209,203	3,565,961
Newmont Mining Corp.	162,647	5,360,845
Nippon Steel & Sumitomo Metal Corp.	220,000	5,082,740
Norsk Hydro ASA	366,277	2,134,563
Nucor Corp.	97,621	5,829,926
Olympic Steel, Inc.	2,082	38,642
Randgold Resources, Ltd.	25,616	2,238,332
Real Industry, Inc. (I)	6,530	18,611
Reliance Steel & Aluminum Company	34,252	2,740,845
Rio Tinto PLC	337,130	13,575,448
Rio Tinto, Ltd.	115,570	5,336,143
Royal Gold, Inc.	30,715	2,151,586
Ryerson Holding Corp. (I)	2,693	33,932
Schnitzer Steel Industries, Inc., Class A	5,588	115,392
South32, Ltd.	1,450,576	3,058,047
Steel Dynamics, Inc.	113,949	3,960,867
Stillwater Mining Company (I)	26,007	449,141
Sumitomo Metal Mining Company, Ltd.	134,615	1,925,144
SunCoke Energy, Inc. (I)	13,648	122,286
thyssenkrupp AG (L)	100,142	2,453,248
TimkenSteel Corp. (I) (L)	8,513	160,981
United States Steel Corp.	81,942	2,770,459
voestalpine AG	30,929	1,216,388
Worthington Industries, Inc.	30,173	1,360,501
		139,496,051
Paper and forest products - 0.1%
Boise Cascade Company (I)	8,476	226,309
Clearwater Paper Corp. (I)	3,619	202,664
Deltic Timber Corp.	2,318	181,082
Domtar Corp. (L)	29,455	1,075,697
KapStone Paper and Packaging Corp.	18,452	426,241
Louisiana-Pacific Corp. (I)	98,286	2,439,459
Mondi PLC	100,116	2,418,938
Neenah Paper, Inc.	3,471	259,284
Oji Holdings Corp. (L)	218,338	1,023,970
PH Glatfelter Company (L)	9,351	203,291

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials (continued)
Paper and forest products (continued)
Schweitzer-Mauduit International, Inc.	6,485	$268,609
Stora Enso OYJ, R Shares	150,037	1,774,067
UPM-Kymmene OYJ (L)	145,390	3,413,618
		13,913,229
		538,799,034
Real estate - 3.7%
Equity real estate investment trusts - 3.0%
Acadia Realty Trust	16,869	507,082
Agree Realty Corp.	5,179	248,385
Alexander’s, Inc.	451	194,769
Alexandria Real Estate Equities, Inc.	27,090	2,993,987
American Assets Trust, Inc.	8,337	348,820
American Campus Communities, Inc.	62,665	2,982,227
American Tower Corp.	130,471	15,857,445
Apartment Investment & Management Company, Class A	47,698	2,115,406
Armada Hoffler Properties, Inc.	7,231	100,439
Ascendas Real Estate Investment Trust	656,578	1,182,348
Ashford Hospitality Prime, Inc.	5,533	58,705
Ashford Hospitality Trust, Inc.	16,900	107,653
AvalonBay Communities, Inc.	42,106	7,730,662
BGP Holdings PLC (I)	1,525,695	26,042
Bluerock Residential Growth REIT, Inc.	4,822	59,359
Boston Properties, Inc.	47,158	6,244,191
Camden Property Trust	41,152	3,311,090
CapitaLand Commercial Trust	561,294	619,747
CapitaLand Mall Trust	686,003	965,848
Care Capital Properties, Inc.	39,555	1,062,843
CareTrust REIT, Inc.	13,626	229,189
CatchMark Timber Trust, Inc., Class A	9,553	110,051
CBL & Associates Properties, Inc.	35,912	342,600
Cedar Realty Trust, Inc.	18,577	93,257
Chatham Lodging Trust	8,151	160,982
Chesapeake Lodging Trust	12,804	306,784
City Office REIT, Inc.	5,106	62,038
Colony NorthStar, Inc., Class A	34,809	449,384
Colony Starwood Homes	13,750	466,813
Community Healthcare Trust, Inc.	2,986	71,365
CoreCivic, Inc.	55,318	1,738,092
CorEnergy Infrastructure Trust, Inc.	2,682	90,598
CoreSite Realty Corp.	7,033	633,322
Corporate Office Properties Trust	46,388	1,535,443
Cousins Properties, Inc. (L)	268,683	2,222,008
Crown Castle International Corp.	109,825	10,372,971
CyrusOne, Inc.	34,937	1,798,207
Daiwa House REIT Investment Corp.	390	1,015,627
DCT Industrial Trust, Inc.	43,204	2,078,976
Dexus Property Group	263,652	1,967,789
DiamondRock Hospitality Company	42,624	475,258
Digital Realty Trust, Inc.	48,717	5,183,002
Douglas Emmett, Inc.	68,379	2,625,754
Duke Realty Corp.	167,160	4,391,293
DuPont Fabros Technology, Inc.	15,679	777,522

355

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate (continued)
Equity real estate investment trusts (continued)
Easterly Government Properties, Inc.	6,943	$137,402
EastGroup Properties, Inc.	6,639	488,166
Education Realty Trust, Inc. (L)	49,798	2,034,248
EPR Properties (L)	30,140	2,219,208
Equinix, Inc.	21,875	8,758,094
Equity Residential	112,123	6,976,293
Essex Property Trust, Inc.	20,103	4,654,448
Extra Space Storage, Inc.	38,302	2,849,286
Farmland Partners, Inc.	3,951	44,133
Federal Realty Investment Trust	21,991	2,935,799
FelCor Lodging Trust, Inc.	29,296	220,013
First Industrial Realty Trust, Inc.	79,486	2,116,712
First Potomac Realty Trust	13,014	133,784
Fonciere Des Regions	9,164	764,021
Four Corners Property Trust, Inc.	12,273	280,193
Franklin Street Properties Corp.	21,978	266,813
Gecina SA	11,211	1,520,086
Getty Realty Corp.	5,451	137,747
GGP, Inc.	179,095	4,151,422
Gladstone Commercial Corp.	5,525	114,202
Global Medical REIT, Inc.	3,475	31,553
Global Net Lease, Inc.	12,379	298,086
Goodman Group	487,398	2,881,680
Government Properties Income Trust (L)	14,995	313,845
Gramercy Property Trust	29,850	785,055
Hammerson PLC	216,012	1,544,566
HCP, Inc.	143,444	4,486,928
Healthcare Realty Trust, Inc.	78,675	2,556,938
Hersha Hospitality Trust	8,915	167,513
Highwoods Properties, Inc.	47,798	2,348,316
Hospitality Properties Trust	77,229	2,435,030
Host Hotels & Resorts, Inc.	226,864	4,233,282
Hudson Pacific Properties, Inc.	22,600	782,864
ICADE	10,140	741,741
Independence Realty Trust, Inc. (L)	12,814	120,067
InfraREIT, Inc.	4,498	80,964
Intu Properties PLC	258,965	906,002
Investors Real Estate Trust (L)	26,950	159,814
Iron Mountain, Inc.	75,094	2,678,603
iStar, Inc. (I)	14,765	174,227
Japan Prime Realty Investment Corp.	230	892,247
Japan Real Estate Investment Corp.	357	1,895,131
Japan Retail Fund Investment Corp.	695	1,364,103
Keppel REIT	21,160	15,884
Kilroy Realty Corp.	45,970	3,313,518
Kimco Realty Corp.	130,433	2,881,265
Kite Realty Group Trust	17,650	379,475
Klepierre	59,904	2,327,304
Lamar Advertising Company, Class A	38,940	2,910,376
Land Securities Group PLC	215,398	2,860,754
LaSalle Hotel Properties	75,703	2,191,602
Lexington Realty Trust	48,737	486,395
Liberty Property Trust	69,106	2,664,036
Life Storage, Inc.	21,852	1,794,486

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate (continued)
Equity real estate investment trusts (continued)
Link REIT	608,106	$4,262,064
LTC Properties, Inc.	7,930	379,847
Mack-Cali Realty Corp.	61,203	1,648,809
MedEquities Realty Trust, Inc.	4,975	55,770
Medical Properties Trust, Inc.	213,056	2,746,292
Mid-America Apartment Communities, Inc.	34,829	3,543,502
Mirvac Group	1,008,969	1,688,024
Monmouth Real Estate Investment Corp.	14,026	200,151
Monogram Residential Trust, Inc. (L)	35,621	355,141
National Health Investors, Inc.	7,802	566,659
National Retail Properties, Inc.	69,219	3,019,333
National Storage Affiliates Trust	7,272	173,801
New Senior Investment Group, Inc.	16,391	167,188
Nexpoint Residential Trust, Inc.	3,898	94,176
Nippon Building Fund, Inc.	385	2,110,528
Nippon Prologis REIT, Inc.	431	934,273
Nomura Real Estate Master Fund, Inc.	1,082	1,682,841
NorthStar Realty Europe Corp.	11,997	139,045
Omega Healthcare Investors, Inc. (L)	92,495	3,051,410
One Liberty Properties, Inc.	3,291	76,878
Parkway, Inc.	9,078	180,561
Pebblebrook Hotel Trust	15,202	444,050
Pennsylvania Real Estate Investment Trust	14,722	222,891
Physicians Realty Trust	28,527	566,831
Potlatch Corp.	27,896	1,274,847
Preferred Apartment Communities, Inc.	5,466	72,206
Prologis, Inc.	162,060	8,407,673
PS Business Parks, Inc.	4,057	465,581
Public Storage	45,730	10,010,754
QTS Realty Trust, Inc., Class A	9,797	477,604
Quality Care Properties, Inc. (I)	44,172	833,084
RAIT Financial Trust	22,137	70,838
Ramco-Gershenson Properties Trust	16,858	236,349
Rayonier, Inc.	57,804	1,638,165
Realty Income Corp.	82,700	4,923,131
Regency Centers Corp.	44,436	2,950,106
Retail Opportunity Investments Corp.	22,886	481,293
Rexford Industrial Realty, Inc.	13,939	313,906
RLJ Lodging Trust	25,863	608,039
Ryman Hospitality Properties, Inc.	9,135	564,817
Sabra Health Care REIT, Inc.	13,860	387,110
Saul Centers, Inc.	2,171	133,777
Scentre Group	1,450,358	4,754,755
Segro PLC	271,358	1,551,453
Select Income REIT	13,495	348,036
Senior Housing Properties Trust	111,677	2,261,459
Seritage Growth Properties, Class A (L)	5,285	228,048
Silver Bay Realty Trust Corp.	7,176	154,069
Simon Property Group, Inc.	97,681	16,804,062
SL Green Realty Corp.	30,525	3,254,576
STAG Industrial, Inc.	16,202	405,374
Stockland	655,022	2,322,739
Summit Hotel Properties, Inc.	18,434	294,575

356

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate (continued)
Equity real estate investment trusts (continued)
Sunstone Hotel Investors, Inc.	45,982	$704,904
Suntec Real Estate Investment Trust	659,500	844,214
Tanger Factory Outlet Centers, Inc. (L)	45,251	1,482,875
Taubman Centers, Inc.	28,448	1,878,137
Terreno Realty Corp.	9,505	266,140
The British Land Company PLC	266,416	2,036,506
The GEO Group, Inc.	51,040	2,366,725
The GPT Group	489,591	1,926,858
The Macerich Company	36,882	2,375,201
Tier REIT, Inc.	10,386	180,301
UDR, Inc.	81,332	2,949,098
UMH Properties, Inc.	6,051	92,036
Unibail-Rodamco SE	292	68,086
Unibail-Rodamco SE (Amsterdam Stock Exchange)	27,059	6,309,365
United Urban Investment Corp.	799	1,228,288
Uniti Group, Inc.	65,915	1,703,903
Universal Health Realty Income Trust	2,633	169,829
Urban Edge Properties	62,138	1,634,229
Urstadt Biddle Properties, Inc., Class A	6,388	131,337
Ventas, Inc.	108,544	7,059,702
Vicinity Centres	916,188	1,981,734
Vornado Realty Trust	52,728	5,289,146
Washington Prime Group, Inc.	126,401	1,098,425
Washington Real Estate Investment Trust	15,530	485,778
Weingarten Realty Investors	55,389	1,849,439
Welltower, Inc.	111,130	7,870,227
Westfield Corp. (I)	537,704	3,647,539
Weyerhaeuser Company	229,358	7,793,585
Whitestone REIT	6,585	91,136
Xenia Hotels & Resorts, Inc.	22,073	376,786
		340,851,113
Real estate management and development - 0.7%
Aeon Mall Company, Ltd.	30,331	478,563
Alexander & Baldwin, Inc.	31,658	1,409,414
Altisource Portfolio Solutions SA (I) (L)	2,422	89,130
Azrieli Group	11,470	609,510
CapitaLand, Ltd.	699,184	1,814,819
CBRE Group, Inc., Class A (I)	92,130	3,205,203
Cheung Kong Property Holdings, Ltd.	733,562	4,948,480
City Developments, Ltd.	112,013	816,301
Consolidated-Tomoka Land Company	1,029	55,093
Daito Trust Construction Company, Ltd. (L)	19,111	2,627,697
Daiwa House Industry Company, Ltd.	154,266	4,434,216
Deutsche Wohnen AG	96,586	3,180,717
Forestar Group, Inc. (I)	7,665	104,627
FRP Holdings, Inc. (I)	1,477	59,080
Global Logistic Properties, Ltd.	722,586	1,435,907
Hang Lung Group, Ltd.	241,000	1,027,960
Hang Lung Properties, Ltd.	612,313	1,591,812
Henderson Land Development Company, Ltd.	297,074	1,842,038

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate (continued)
Real estate management and development (continued)
HFF, Inc., Class A	7,780	$215,273
Hongkong Land Holdings, Ltd.	320,434	2,462,610
Hulic Company, Ltd.	81,969	773,720
Hysan Development Company, Ltd.	172,279	781,604
Jones Lang LaSalle, Inc.	21,271	2,370,653
Kennedy-Wilson Holdings, Inc.	17,618	391,120
Kerry Properties, Ltd.	175,564	608,970
LendLease Group	150,856	1,794,195
Marcus & Millichap, Inc. (I)	3,244	79,738
Mitsubishi Estate Company, Ltd.	341,124	6,217,550
Mitsui Fudosan Company, Ltd.	242,826	5,184,777
New World Development Company, Ltd.	1,535,569	1,892,090
Nomura Real Estate Holdings, Inc.	33,763	538,798
RE/MAX Holdings, Inc., Class A	3,700	219,965
Sino Land Company, Ltd.	839,722	1,472,573
Stratus Properties, Inc.	1,431	39,209
Sumitomo Realty & Development Company, Ltd.	97,483	2,531,869
Sun Hung Kai Properties, Ltd.	394,314	5,796,517
Swire Pacific, Ltd., Class A	148,018	1,479,479
Swire Properties, Ltd.	324,087	1,038,690
Swiss Prime Site AG (I)	19,451	1,712,625
Tejon Ranch Company (I)	3,138	68,691
The RMR Group, Inc., Class A	1,412	69,894
The St. Joe Company (I)	10,888	185,640
The Wharf Holdings, Ltd.	372,061	3,197,504
Tokyo Tatemono Company, Ltd.	56,500	747,014
Tokyu Fudosan Holdings Corp.	141,081	767,904
UOL Group, Ltd.	129,570	645,458
Vonovia SE	126,917	4,471,521
Wheelock & Company, Ltd.	221,285	1,750,430
		79,236,648
		420,087,761
Telecommunication services - 2.7%
Diversified telecommunication services - 2.2%
AT&T, Inc.	1,877,023	77,990,306
ATN International, Inc.	2,291	161,332
Bezeq The Israeli Telecommunication Corp., Ltd.	557,091	1,000,501
BT Group PLC	2,306,283	9,209,263
CenturyLink, Inc.	167,398	3,945,571
Cincinnati Bell, Inc. (I)	9,125	161,513
Cogent Communications Holdings, Inc.	8,840	380,562
Consolidated Communications Holdings, Inc. (L)	10,610	248,486
Deutsche Telekom AG	892,019	15,630,514
Elisa OYJ	38,727	1,369,040
FairPoint Communications, Inc. (I)	4,787	79,464
Frontier Communications Corp. (L)	551,407	1,180,011
General Communication, Inc., Class A (I)	6,049	125,819
Globalstar, Inc. (I) (L)	80,332	128,531
HKT Trust and HKT, Ltd.	1,032,421	1,331,183
IDT Corp., Class B	3,685	46,873

357

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunication services (continued)
Diversified telecommunication services (continued)
Iliad SA	7,205	$1,609,108
Inmarsat PLC	122,175	1,301,619
Iridium Communications, Inc. (I) (L)	17,990	173,604
Koninklijke KPN NV	930,770	2,798,283
Level 3 Communications, Inc. (I)	89,325	5,111,177
Lumos Networks Corp. (I)	4,324	76,535
Nippon Telegraph & Telephone Corp.	188,458	8,057,205
Orange SA	543,613	8,439,902
ORBCOMM, Inc. (I)	14,737	140,738
PCCW, Ltd.	1,143,317	674,470
pdvWireless, Inc. (I) (L)	2,198	48,026
Proximus SADP	41,355	1,295,941
SFR Group SA (I)	23,741	745,568
Singapore Telecommunications, Ltd.	786,705	2,198,307
Singapore Telecommunications, Ltd. (Singapore Stock Exchange)	1,437,549	4,028,490
Spark New Zealand, Ltd.	496,855	1,217,954
Straight Path Communications, Inc., Class B (I) (L)	2,014	72,444
Swisscom AG (L)	7,059	3,253,920
TDC A/S	219,740	1,131,720
Telecom Italia SpA (I)	3,117,372	2,806,211
Telecom Italia SpA (New York Stock Exchange) (I)	1,625,123	1,186,471
Telefonica Deutschland Holding AG	204,615	1,014,438
Telefonica SA	1,235,362	13,827,809
Telenor ASA	204,567	3,403,063
Telia Company AB	707,651	2,966,711
Telstra Corp., Ltd.	1,139,230	4,053,784
TPG Telecom, Ltd.	90,503	481,825
Verizon Communications, Inc.	1,245,785	60,732,019
Vocus Group, Ltd. (L)	144,667	477,362
Vonage Holdings Corp. (I)	40,776	257,704
Windstream Holdings, Inc.	39,074	212,953
		246,784,330
Wireless telecommunication services - 0.5%
Boingo Wireless, Inc. (I)	8,010	104,050
KDDI Corp.	499,843	13,146,262
Millicom International Cellular SA, SDR	18,180	1,013,731
NTT DOCOMO, Inc.	377,552	8,816,688
Shenandoah Telecommunications Company	9,918	278,200
SoftBank Group Corp.	224,887	15,947,890
Spok Holdings, Inc.	4,683	88,977
StarHub, Ltd.	173,711	357,617
Tele2 AB, B Shares	98,434	939,555
Telephone & Data Systems, Inc.	44,030	1,167,235
Vodafone Group PLC	7,252,383	18,899,595
		60,759,800
		307,544,130

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities - 3.3%
Electric utilities - 1.8%
ALLETE, Inc.	10,484	$709,872
Alliant Energy Corp.	69,479	2,752,063
American Electric Power Company, Inc.	149,794	10,055,671
AusNet Services	478,857	616,422
Cheung Kong Infrastructure Holdings, Ltd.	182,843	1,435,912
Chubu Electric Power Company, Inc.	175,529	2,357,871
CLP Holdings, Ltd.	447,834	4,688,136
Contact Energy, Ltd.	195,141	691,949
DONG Energy A/S (S)	39,949	1,538,382
Duke Energy Corp.	213,779	17,532,016
Edison International	99,874	7,950,969
EDP - Energias de Portugal SA	648,313	2,192,049
El Paso Electric Company	8,711	439,906
Electricite de France SA (L)	96,983	814,889
Endesa SA	86,512	2,030,401
Enel SpA	2,077,243	9,774,390
Entergy Corp.	54,956	4,174,458
Eversource Energy	96,253	5,657,751
Exelon Corp.	283,055	10,184,319
FirstEnergy Corp.	135,497	4,311,515
Fortum OYJ (L)	120,938	1,914,212
Great Plains Energy, Inc.	101,259	2,958,788
Hawaiian Electric Industries, Inc. (L)	51,130	1,703,140
HK Electric Investments & HK Electric Investments, Ltd. (S)	719,000	662,657
Hokuriku Electric Power Company (L)	44,892	436,700
Iberdrola SA	1,506,027	10,760,395
IDACORP, Inc.	34,357	2,850,257
Kyushu Electric Power Company, Inc. (L)	115,918	1,238,703
Mercury NZ, Ltd.	184,889	408,278
MGE Energy, Inc.	7,466	485,290
NextEra Energy, Inc.	142,729	18,322,122
OGE Energy Corp.	93,894	3,284,412
Otter Tail Corp.	8,144	308,658
PG&E Corp.	155,013	10,286,663
Pinnacle West Capital Corp.	33,995	2,834,503
PNM Resources, Inc.	54,428	2,013,836
Portland General Electric Company	18,849	837,273
Power Assets Holdings, Ltd.	378,236	3,262,593
PPL Corp.	208,374	7,791,104
Red Electrica Corp. SA	117,855	2,259,799
Spark Energy, Inc., Class A	1,075	34,346
SSE PLC	276,441	5,108,930
Terna Rete Elettrica Nazionale SpA	410,398	2,034,533
The Chugoku Electric Power Company, Inc. (L)	76,636	850,256
The Kansai Electric Power Company, Ltd.	191,824	2,360,338
The Southern Company	302,814	15,074,081
Tohoku Electric Power Company, Inc.	123,265	1,674,405
Tokyo Electric Power Company Holdings, Inc. (I)	393,928	1,544,115
Westar Energy, Inc.	66,786	3,624,476
Xcel Energy, Inc.	154,325	6,859,746
		203,693,550

358

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities (continued)
Gas utilities - 0.3%
APA Group	303,669	$2,078,404
Atmos Energy Corp.	49,451	3,906,134
Chesapeake Utilities Corp.	3,382	234,034
Delta Natural Gas Company, Inc.	1,896	57,544
Gas Natural SDG SA	95,362	2,085,926
Hong Kong & China Gas Company, Ltd.	2,079,885	4,161,238
National Fuel Gas Company	40,115	2,391,656
New Jersey Resources Corp.	58,717	2,325,193
Northwest Natural Gas Company	5,829	344,494
ONE Gas, Inc.	35,464	2,397,366
Osaka Gas Company, Ltd.	510,377	1,946,058
South Jersey Industries, Inc. (L)	16,950	604,268
Southwest Gas Holdings, Inc.	32,319	2,679,568
Spire, Inc.	9,422	635,985
Toho Gas Company, Ltd.	104,924	744,191
Tokyo Gas Company, Ltd.	533,484	2,436,474
UGI Corp.	81,310	4,016,714
WGL Holdings, Inc.	34,783	2,870,641
		35,915,888
Independent power and renewable electricity producers - 0.1%
AES Corp.	201,176	2,249,148
Atlantic Power Corp. (I)	27,768	73,585
Atlantica Yield PLC	12,655	265,249
Dynegy, Inc. (I)	25,360	199,330
Electric Power Development Company, Ltd.	40,548	952,836
Meridian Energy, Ltd.	349,701	686,227
NRG Energy, Inc.	95,260	1,781,362
NRG Yield, Inc., Class A	7,722	134,286
NRG Yield, Inc., Class C (L)	13,616	241,003
Ormat Technologies, Inc.	8,285	472,908
Pattern Energy Group, Inc.	14,383	289,530
TerraForm Global, Inc., Class A (I)	20,342	97,642
TerraForm Power, Inc., Class A (I)	18,543	229,377
		7,672,483
Multi-utilities - 1.0%
AGL Energy, Ltd.	183,457	3,695,390
Ameren Corp.	74,447	4,064,062
Avista Corp.	13,194	515,226
Black Hills Corp.	36,000	2,392,920
CenterPoint Energy, Inc.	132,015	3,639,654
Centrica PLC	1,495,288	4,071,652
CMS Energy Corp.	85,603	3,829,878
Consolidated Edison, Inc.	93,422	7,255,153
Dominion Resources, Inc.	192,075	14,899,258
DTE Energy Company	55,005	5,616,561
DUET Group	663,256	1,413,461
E.ON SE	599,629	4,767,111
Engie SA	431,202	6,093,579
Innogy SE (I) (S)	37,802	1,424,662
MDU Resources Group, Inc.	91,818	2,513,059
National Grid PLC	1,025,537	13,011,297

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities (continued)
Multi-utilities (continued)
NiSource, Inc.	98,165	$2,335,345
NorthWestern Corp.	33,021	1,938,333
Public Service Enterprise Group, Inc.	155,131	6,880,060
RWE AG (I)	133,308	2,209,174
SCANA Corp.	43,724	2,857,363
Sempra Energy	76,643	8,469,052
Suez	91,974	1,451,539
Unitil Corp.	3,037	136,756
Vectren Corp.	38,988	2,285,087
Veolia Environnement SA	130,439	2,445,975
WEC Energy Group, Inc.	96,785	5,868,075
		116,079,682
Water utilities - 0.1%
American States Water Company	7,923	350,989
American Water Works Company, Inc.	54,578	4,244,531
Aqua America, Inc.	83,425	2,682,114
AquaVenture Holdings, Ltd. (I) (L)	1,726	29,463
Artesian Resources Corp., Class A	2,064	67,204
California Water Service Group	10,271	368,215
Connecticut Water Service, Inc.	2,364	125,647
Middlesex Water Company	3,460	127,847
Severn Trent PLC	64,251	1,916,546
SJW Group	3,500	168,770
The York Water Company	2,930	102,697
United Utilities Group PLC	185,837	2,313,852
		12,497,875
		375,859,478
TOTAL COMMON STOCKS (Cost $7,936,542,023)		$10,906,645,435

PREFERRED SECURITIES - 0.2%
Consumer discretionary - 0.1%
Bayerische Motoren Werke AG	15,052	1,183,982
Porsche Automobil Holding SE	41,717	2,273,094
Schaeffler AG	45,541	800,013
Volkswagen AG	50,576	7,372,996
		11,630,085
Consumer staples - 0.1%
Henkel AG & Company KGaA	48,572	6,225,719
Materials - 0.0%
FUCHS PETROLUB SE	19,114	931,805
TOTAL PREFERRED SECURITIES (Cost $18,073,779)		$18,787,609

359

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS - 0.0%
Industrials - 0.0%
Mueller Industries, Inc. 6.000%, 03/01/2027	$60,000	$59,550
TOTAL CORPORATE BONDS (Cost $60,000)		$59,550

RIGHTS - 0.0%
Community Health Systems, Inc. (I) (N)	174,338	1,482
Deutsche Bank AG (Expiration Date: 04/06/2017; Strike Price: EUR 11.65) (I) (L)	384,535	918,897
Electricite de France SA (Strike Price: EUR 6.35) (I) (N)	64,151	31,659
TOTAL RIGHTS (Cost $11,332)		$952,038

SECURITIES LENDING COLLATERAL - 1.8%
John Hancock Collateral Trust, 0.9609% (W) (Y)	20,401,998	204,150,557
TOTAL SECURITIES LENDING COLLATERAL (Cost $204,153,394)		$204,150,557

SHORT-TERM INVESTMENTS - 2.3%
Repurchase agreement - 2.3%
Repurchase Agreement with State Street Corp. dated 03/31/2017 at 0.220% to be repurchased at $267,274,900 on 04/03/2017, collateralized by $ 302,350,000 U.S. Treasury Bonds, 2.500% due 05/15/2046 (valued at $ 272,622,997, including interest)	$267,270,000	267,270,000
TOTAL SHORT-TERM INVESTMENTS (Cost $267,270,000)		$267,270,000
Total Investments (Strategic Equity Allocation Trust) (Cost $8,426,110,528) - 100.6%		$11,397,865,189
Other assets and liabilities, net - (0.6%)		(69,045,954)
TOTAL NET ASSETS - 100.0%		$11,328,819,235

Currency Abbreviation

EUR	Euro

Security Abbreviations and Legend

ADR	American Depositary Receipts
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 3-31-17. The value of securities on loan amounted to $198,683,061.
(N)	Strike price and/or expiration date not available.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 3-31-17.

360

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	1,658	Long	Jun 2017	$146,787,741	$147,727,800	$940,059
Russell 2000 Mini Index Futures	311	Long	Jun 2017	21,261,094	21,527,420	266,326
S&P 500 Index E-Mini Futures	1670	Long	Jun 2017	197,489,416	196,993,200	(496,216)
S&P Mid 400 Index E-Mini Futures	198	Long	Jun 2017	33,759,621	34,020,360	260,739
						$970,908

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

361

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS - 16.8%
Australia - 2.1%
New South Wales Treasury Corp. 6.000%, 05/01/2020 to 03/01/2022	AUD	5,205,000	$4,498,670
Queensland Treasury Corp.
4.000%, 06/21/2019 (S)		1,450,000	1,155,598
5.500%, 06/21/2021		3,755,000	3,229,002
6.000%, 07/21/2022		1,540,000	1,377,268
6.250%, 02/21/2020		1,125,000	958,418
7.125%, 09/18/2017 (S)	NZD	1,634,000	1,170,063
			12,389,019
Canada - 2.0%
Canada Housing Trust No. 1
1.250%, 12/15/2020 (S)	CAD	1,120,000	840,558
1.700%, 12/15/2017 (S)		2,390,000	1,810,243
Export Development Canada
2.400%, 06/07/2021	AUD	430,000	325,835
3.250%, 08/08/2017		740,000	567,891
Government of Canada
1.250%, 03/01/2018	CAD	4,220,000	3,190,299
1.750%, 09/01/2019		2,790,000	2,144,997
Province of British Columbia
6.600%, 01/09/2020(S)	INR	60,405,000	942,443
Province of Ontario
4.200%, 06/02/2020	CAD	1,480,000	1,211,489
6.250%, 09/29/2020	AUD	725,000	617,097
			11,650,852
Colombia - 0.2%
Republic of Colombia 4.500%, 01/28/2026		$1,415,000	1,492,825
Finland - 0.2%
Nordic Investment Bank 1.375%, 07/15/2020	NOK	9,740,000	1,142,954
India - 0.5%
Republic of India 7.800%, 04/11/2021	INR	200,000,000	3,197,690
Indonesia - 2.1%
Perusahaan Penerbit SBSN Indonesia III 4.150%, 03/29/2027(S)		$940,000	943,948
Republic of Indonesia
2.625%, 06/14/2023 (S)	EUR	850,000	948,954
7.000%, 05/15/2022 to 05/15/2027	IDR	34,242,000,000	2,576,828
8.250%, 07/15/2021		26,434,000,000	2,081,326
8.375%, 03/15/2024 to 09/15/2026		49,009,000,000	3,956,368
8.750%, 05/15/2031		17,423,000,000	1,451,317
9.000%, 03/15/2029		6,566,000,000	545,197
			12,503,938
Mexico - 1.9%
Government of Mexico
4.600%, 01/23/2046		$1,060,000	1,014,950
4.750%, 06/14/2018	MXN	16,320,000	853,437

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
6.500%, 06/10/2021	MXN	48,740,000	$2,570,648
7.750%, 05/29/2031		23,298,500	1,293,334
8.000%, 12/07/2023		23,850,000	1,342,752
8.500%, 12/13/2018		23,169,500	1,272,288
10.000%, 12/05/2024		46,232,000	2,904,858
			11,252,267
New Zealand - 2.1%
Dominion of New Zealand
3.000%, 04/15/2020	NZD	4,865,000	3,474,608
5.000%, 03/15/2019		3,380,000	2,497,285
6.000%, 05/15/2021		5,990,000	4,773,868
New Zealand Local Government Funding Agency 5.000%, 03/15/2019		2,690,000	1,973,791
			12,719,552
Norway - 0.9%
Government of Norway
3.750%, 05/25/2021 (S)	NOK	18,230,000	2,365,083
4.500%, 05/22/2019 (S)		22,072,000	2,781,519
			5,146,602
Philippines - 1.5%
Republic of Philippines
3.500%, 04/21/2023	PHP	32,010,000	605,779
4.625%, 09/09/2040		4,368,000	80,373
4.950%, 01/15/2021		4,435,000	89,716
5.875%, 12/16/2020 to 03/01/2032		157,303,440	3,296,170
6.250%, 01/14/2036		43,000,000	951,271
6.500%, 04/28/2021		42,600,000	910,149
7.375%, 03/03/2021		59,600,000	1,326,040
8.000%, 07/19/2031		66,710,000	1,750,417
			9,009,915
Portugal - 0.8%
Portugal Obrigacoes do Tesouro OT 3.850%, 04/15/2021(S)	EUR	1,610,000	1,872,714
Republic of Portugal 5.125%, 10/15/2024(S)		$2,855,000	2,767,066
			4,639,780
Singapore - 2.0%
Republic of Singapore
2.375%, 04/01/2017	SGD	3,055,000	2,183,937
2.500%, 06/01/2019		6,430,000	4,713,227
3.250%, 09/01/2020		6,550,000	4,955,609
			11,852,773
South Korea - 0.0%
Korea Treasury Bond Coupon Strips
3.286%, 09/10/2018	KRW	83,030,000	72,624
3.287%, 03/10/2018		83,030,000	73,242
3.297%, 09/10/2017		83,030,000	73,806
			219,672

362

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sweden - 0.5%
Kingdom of Sweden
1.500%, 11/13/2023	SEK	15,545,000	$1,883,718
3.500%, 06/01/2022		7,645,000	1,009,740
			2,893,458
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $106,561,735)			$100,111,297

CORPORATE BONDS - 50.5%
Consumer discretionary - 7.6%
American Axle & Manufacturing, Inc. 6.625%, 10/15/2022		$640,000	659,200
CBS Corp. 3.500%, 01/15/2025		1,750,000	1,742,052
CCO Holdings LLC
5.125%, 05/01/2027 (S)		885,000	891,084
5.750%, 01/15/2024		1,690,000	1,757,600
ESH Hospitality, Inc.
5.250%, 05/01/2025(S)		1,220,000	1,229,906
Expedia, Inc. 5.000%, 02/15/2026		1,240,000	1,325,119
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
5.000%, 06/01/2024 (S)		1,395,000	1,424,644
5.250%, 06/01/2026 (S)		1,881,000	1,913,918
L Brands, Inc.
5.625%, 10/15/2023		1,655,000	1,729,475
6.875%, 11/01/2035		645,000	622,425
7.000%, 05/01/2020		1,119,000	1,228,103
Lamar Media Corp.
5.000%, 05/01/2023		1,325,000	1,364,750
5.875%, 02/01/2022		430,000	444,319
LIN Television Corp. 5.875%, 11/15/2022		795,000	822,825
Lions Gate Entertainment Corp. 5.875%, 11/01/2024(S)		1,650,000	1,711,875
Lowe’s Companies, Inc. 2.500%, 04/15/2026		265,000	251,683
McGraw-Hill Global Education Holdings LLC 7.875%, 05/15/2024(S)		405,000	390,825
New Red Finance, Inc.
4.625%, 01/15/2022 (S)		2,345,000	2,400,694
6.000%, 04/01/2022 (S)		530,000	549,875
Nexstar Broadcasting, Inc. 5.625%, 08/01/2024(S)		1,950,000	1,979,250
Omnicom Group, Inc. 3.600%, 04/15/2026		1,413,000	1,412,135
Outfront Media Capital LLC 5.250%, 02/15/2022		540,000	558,900
PVH Corp. 4.500%, 12/15/2022		1,665,000	1,681,650

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
QVC, Inc.
4.450%, 02/15/2025	$1,695,000	$1,643,530
5.950%, 03/15/2043	705,000	647,050
Scripps Networks Interactive, Inc.
3.950%, 06/15/2025	1,405,000	1,428,268
Sirius XM Radio, Inc.
4.625%, 05/15/2023 (S)	1,130,000	1,155,425
5.250%, 08/15/2022 (S)	920,000	951,050
5.375%, 07/15/2026 (S)	1,005,000	1,027,613
The Goodyear Tire & Rubber
Company
8.750%, 08/15/2020	320,000	377,600
Time, Inc.
5.750%, 04/15/2022(S)	1,230,000	1,279,200
Tribune Media Company
5.875%, 07/15/2022	1,150,000	1,198,875
Viacom, Inc.
5.850%, 09/01/2043	1,670,000	1,758,029
6.875%, 04/30/2036	1,279,000	1,466,863
Viacom, Inc. (6.250% to
02/28/2027, then 3 month LIBOR
+ 3.899%)
02/28/2057	2,285,000	2,290,713
WMG Acquisition Corp.
5.000%, 08/01/2023 (S)	270,000	272,700
6.750%, 04/15/2022 (S)	1,375,000	1,445,469
		45,034,692
Consumer staples - 4.3%
Anheuser-Busch InBev Finance, Inc.
3.650%, 02/01/2026	2,135,000	2,158,699
Aramark Services, Inc.
5.000%, 04/01/2025(S)	810,000	834,300
B&G Foods, Inc.
4.625%, 06/01/2021	1,935,000	1,949,513
Constellation Brands, Inc.
4.250%, 05/01/2023	1,895,000	1,997,015
4.750%, 12/01/2025	585,000	630,091
Cott Beverages, Inc.
5.375%, 07/01/2022	1,600,000	1,632,000
CVS Health Corp.
3.875%, 07/20/2025	1,255,000	1,292,965
Darling Ingredients, Inc.
5.375%, 01/15/2022	840,000	869,400
Gruma SAB de CV
4.875%, 12/01/2024(S)	200,000	212,500
Kimberly-Clark Corp.
2.750%, 02/15/2026	1,560,000	1,520,362
Kraft Heinz Foods Company
3.950%, 07/15/2025	2,040,000	2,068,744
4.875%, 02/15/2025 (S)	1,663,000	1,777,652
Philip Morris International, Inc.
3.375%, 08/11/2025	1,330,000	1,343,980
Post Holdings, Inc.
5.000%, 08/15/2026 (S)	2,090,000	2,001,175

363

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
5.750%, 03/01/2027 (S)		$1,355,000	$1,351,613
6.000%, 12/15/2022 (S)		1,175,000	1,236,688
Revlon Consumer Products Corp.
6.250%, 08/01/2024		260,000	259,350
Spectrum Brands, Inc.
5.750%, 07/15/2025		1,730,000	1,829,475
Walgreens Boots Alliance, Inc.
3.800%, 11/18/2024		750,000	765,272
			25,730,794
Energy - 4.9%
Antero Midstream Partners LP
5.375%, 09/15/2024(S)		2,070,000	2,101,050
Antero Resources Corp.
5.000%, 03/01/2025 (S)		1,755,000	1,719,900
5.625%, 06/01/2023		925,000	945,813
Boardwalk Pipelines LP
4.450%, 07/15/2027		800,000	808,167
Chesapeake Energy Corp.
8.000%, 12/15/2022(S)		1,375,000	1,440,313
Concho Resources, Inc.
4.375%, 01/15/2025		1,295,000	1,303,094
Enbridge, Inc.
4.250%, 12/01/2026		2,165,000	2,209,857
Energy Transfer Partners LP
4.750%, 01/15/2026		955,000	982,689
Enterprise Products Operating LLC
3.950%, 02/15/2027		1,445,000	1,473,251
5.200%, 09/01/2020		395,000	430,184
Exxon Mobil Corp.
2.709%, 03/06/2025		2,120,000	2,090,356
Magellan Midstream Partners LP
5.000%, 03/01/2026		525,000	579,671
Newfield Exploration Company
5.375%, 01/01/2026		650,000	678,860
5.625%, 07/01/2024		745,000	785,044
Parsley Energy LLC
5.375%, 01/15/2025(S)		1,030,000	1,042,875
Pertamina Persero PT
4.300%, 05/20/2023(S)		1,410,000	1,452,816
Petroleos Mexicanos
4.625%, 09/21/2023		1,710,000	1,719,833
7.650%, 11/24/2021 (S)	MXN	22,981,500	1,161,457
Pioneer Natural Resources Company
4.450%, 01/15/2026		$1,520,000	1,599,665
Tesoro Corp.
4.750%, 12/15/2023(S)		1,800,000	1,857,762
TransCanada PipeLines, Ltd.
4.875%, 01/15/2026		250,000	277,230
Williams Partners LP
4.875%, 05/15/2023		2,255,000	2,322,830
			28,982,717

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials - 14.5%
American International Group, Inc.
(8.175% to 05/15/2038, then 3
month LIBOR + 4.195%)
05/15/2068		$3,195,000	$4,153,500
Ameris Bancorp (5.750% to
03/15/2022, then 3 month LIBOR
+ 3.616%)
03/15/2027		775,000	774,251
Asian Development Bank
3.250%, 07/20/2017	NZD	2,630,000	1,849,252
4.625%, 03/06/2019		1,595,000	1,159,864
5.000%, 03/09/2022	AUD	1,825,000	1,542,568
6.450%, 08/08/2021	INR	92,050,000	1,435,387
6.950%, 01/16/2020		26,220,000	412,466
Banco Nacional de Comercio
Exterior SNC
4.375%, 10/14/2025(S)		$1,205,000	1,224,581
Banco Nacional de Comercio
Exterior SNC (3.800% to
08/11/2021, then 5 Year CMT +
3.000%)
08/11/2026(S)		255,000	249,900
Bank of America Corp.
1.891%, 09/15/2026(P)		2,515,000	2,283,884
Bank of Montreal
2.500%, 01/11/2022(S)		1,755,000	1,758,798
Bank of the Ozarks, Inc. (5.500% to
07/01/2021, then 3 month LIBOR
+ 4.425%)
07/01/2026		640,000	668,000
BankUnited, Inc.
4.875%, 11/17/2025		1,675,000	1,683,878
BNC Bancorp (5.500% to
10/01/2019, then 3 month LIBOR
+ 3.590%)
10/01/2024		500,000	504,786
Cadence Financial Corp. (6.500% to
03/11/2020, then 3 month LIBOR
+ 4.663%)
03/11/2025(S)		500,000	503,750
Capital One Financial Corp.
3.750%, 07/28/2026		1,270,000	1,228,443
Chubb INA Holdings, Inc.
3.350%, 05/03/2026		850,000	859,741
CIT Group, Inc.
5.500%, 02/15/2019(S)		1,615,000	1,697,769
Citigroup, Inc.
3.320%, 05/04/2021 (P)	AUD	1,487,000	1,149,949
6.250%, 06/29/2017	NZD	1,495,000	1,055,217
Citigroup, Inc. (5.900% to
02/15/2023, then 3 month LIBOR
+ 4.230%)
02/15/2023(Q)		$745,000	777,594

364

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. (5.950% to
01/30/2023, then 3 month LIBOR
+ 4.069%)
01/30/2023(Q)		$930,000	$970,688
CoBiz Financial, Inc. (5.625% to
06/25/2025, then 3 month LIBOR
+ 3.170%)
06/25/2030		280,000	298,648
Cullen/Frost Bankers, Inc.
4.500%, 03/17/2027		390,000	390,000
Eagle Bancorp, Inc.
5.750%, 09/01/2024		500,000	522,500
Eagle Bancorp, Inc. (5.000% to
08/01/2021, then 3 month LIBOR
+ 3.850%)
08/01/2026		415,000	423,300
Fifth Third Bancorp (5.100% to
06/30/2023, then 3 month LIBOR
+ 3.033%)
06/30/2023(Q)		1,820,000	1,801,800
First Midwest Bancorp, Inc.
5.875%, 09/29/2026		405,000	423,683
Flagstar Bancorp, Inc.
6.125%, 07/15/2021		545,000	580,916
Flushing Financial Corp. (5.250% to
12/15/2021, then 3 month LIBOR
+ 3.440%)
12/15/2026		560,000	576,796
Fulton Financial Corp.
3.600%, 03/16/2022		620,000	625,728
Heartland Financial USA, Inc.
5.750%, 12/30/2024		505,000	510,050
Independent Bank Group, Inc.
5.875%, 08/01/2024		945,000	945,000
Inter-American Development Bank
3.750%, 10/09/2018	AUD	1,515,000	1,187,064
6.500%, 08/20/2019		2,705,000	2,271,990
International Bank for Reconstruction & Development
1.375%, 06/23/2019	SEK	8,600,000	990,183
2.125%, 05/29/2017	NOK	1,560,000	182,020
2.500%, 03/12/2020	AUD	1,015,000	779,819
2.800%, 01/13/2021		2,215,000	1,711,164
3.375%, 08/13/2017 to 01/25/2022	NZD	1,962,000	1,378,328
3.500%, 01/22/2021		2,460,000	1,750,271
3.625%, 06/22/2020	NOK	7,100,000	890,347
4.625%, 02/26/2019 to 10/06/2021	NZD	3,825,000	2,813,716
International Finance Corp.
2.800%, 08/15/2022	AUD	2,000,000	1,533,014
3.250%, 07/22/2019		2,325,000	1,819,227
3.625%, 05/20/2020	NZD	2,615,000	1,868,719
3.875%, 02/26/2018		620,000	440,559
6.450%, 10/30/2018	INR	136,280,000	2,120,606

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co.
4.250%, 11/02/2018	NZD	3,255,000	$2,315,171
KFW
3.750%, 05/29/2020		1,100,000	787,435
6.000%, 08/20/2020	AUD	2,925,000	2,494,391
Lakeland Bancorp, Inc. (5.125% to
09/30/2021, then 3 month LIBOR
+ 3.970%)
09/30/2026		$405,000	411,581
Landwirtschaftliche Rentenbank
6.500%, 04/12/2017	AUD	1,880,000	1,437,770
LegacyTexas Financial Group, Inc.
(5.500% to 12/01/2020, then 3
month LIBOR + 3.890%)
12/01/2025		$340,000	341,700
MGIC Investment Corp.
5.750%, 08/15/2023		830,000	875,650
National Rural Utilities Cooperative
Finance Corp. (5.250% to
04/20/2026, then 3 month LIBOR
+ 3.630%)
04/20/2046		755,000	786,365
Nordea Kredit
Realkreditaktieselskab
2.000%, 10/01/2017	DKK	10,280,000	1,491,548
Nordic Investment Bank
4.125%, 03/19/2020	NZD	1,740,000	1,260,312
Old Second Bancorp, Inc. (5.750%
to 12/31/2021, then 3 month
LIBOR + 3.850%)
12/31/2026		$400,000	417,500
Oversea-Chinese Banking Corp.,
Ltd. (4.000% to 10/15/2019, then
5 Year U.S. Swap Rate + 2.203%)
10/15/2024(S)		1,175,000	1,206,395
Pacific Continental Corp. (5.875%
to 06/30/2021, then 3 month
LIBOR + 4.715%)
06/30/2026		125,000	126,094
Pinnacle Bank (4.875% to
07/30/2020, then 3 month LIBOR
+ 3.128%)
07/30/2025		365,000	368,194
Pinnacle Financial Partners, Inc.
(5.250% to 11/16/2021, then 3
month LIBOR + 3.884%)
11/16/2026(S)		410,000	414,100
Radian Group, Inc.
5.250%, 06/15/2020		945,000	993,431
Renasant Corp. (5.000% to
09/01/2021, then 3 month LIBOR
+ 3.840%)
09/01/2026		330,000	338,250
Stifel Financial Corp.
4.250%, 07/18/2024		2,505,000	2,535,969

365

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Synovus Financial Corp.
5.125%, 06/15/2017		$1,360,000	$1,368,500
7.875%, 02/15/2019		725,000	788,945
Synovus Financial Corp. (5.750% to 12/15/2020, then 3 month LIBOR + 4.182%) 12/15/2025		2,315,000	2,450,138
Temasek Financial I, Ltd. 3.265%, 02/19/2020	SGD	1,250,000	931,868
The Hongkong Land Treasury Services Singapore Pte, Ltd. 3.860%, 12/29/2017		250,000	181,677
Valley National Bancorp 4.550%, 06/30/2025		$660,000	660,080
Wells Fargo & Company 3.090%, 07/27/2021(P)	AUD	935,000	723,000
Western Alliance Bank (5.000% to 07/15/2020, then 3 month LIBOR + 3.200%) 07/15/2025		$920,000	928,050
Westpac Banking Corp.
5.000%, 10/21/2019	GBP	375,000	519,118
7.250%, 02/11/2020	AUD	700,000	601,322
WSFS Financial Corp. (4.500% to 06/15/2021, then 3 month LIBOR + 3.300%) 06/15/2026		$1,040,000	1,045,200
Zions Bancorporation (5.800% to 06/15/2023, then 3 month LIBOR + 3.800%) 06/15/2023(Q)		1,050,000	1,026,375
			86,605,843
Health care - 3.6%
Abbott Laboratories 2.950%, 03/15/2025		1,280,000	1,222,822
AbbVie, Inc. 3.600%, 05/14/2025		1,345,000	1,345,128
Actavis Funding SCS 3.800%, 03/15/2025		1,270,000	1,279,078
Anthem, Inc. 3.500%, 08/15/2024		655,000	659,046
DaVita, Inc.
5.000%, 05/01/2025		705,000	702,800
5.125%, 07/15/2024		1,045,000	1,055,450
Forest Laboratories LLC 5.000%, 12/15/2021(S)		1,350,000	1,462,755
Grifols Worldwide Operations, Ltd. 5.250%, 04/01/2022		1,200,000	1,245,600
HCA Holdings, Inc. 6.250%, 02/15/2021		1,897,000	2,047,574
HCA, Inc.
4.500%, 02/15/2027		1,285,000	1,285,000
5.000%, 03/15/2024		1,495,000	1,567,881
7.500%, 02/15/2022		1,165,000	1,332,469

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
8.000%, 10/01/2018		$280,000	$303,100
Humana, Inc. 3.850%, 10/01/2024		823,000	842,559
Merck & Company, Inc. 2.750%, 02/10/2025		2,335,000	2,304,864
Quest Diagnostics, Inc. 4.250%, 04/01/2024		360,000	377,911
Quintiles IMS, Inc. 4.875%, 05/15/2023(S)		590,000	598,113
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/2026		1,525,000	1,456,165
WellCare Health Plans, Inc. 5.750%, 11/15/2020		553,000	569,037
			21,657,352
Industrials - 4.7%
3M Company 3.000%, 08/07/2025		1,475,000	1,493,772
AECOM
5.125%, 03/15/2027 (S)		3,255,000	3,263,138
5.875%, 10/15/2024		560,000	595,000
AerCap Global Aviation Trust (6.500% to 06/15/2025, then 3 month LIBOR + 4.300%) 06/15/2045(S)		1,660,000	1,732,625
Cintas Corp. No 2 3.700%, 04/01/2027		1,415,000	1,445,715
General Electric Company
4.250%, 01/17/2018	NZD	715,000	507,127
6.250%, 09/29/2020	GBP	265,000	392,898
General Electric Company (5.000% to 01/21/2021, then 3 month LIBOR + 3.330%) 01/21/2021(Q)		$2,413,000	2,542,699
Huntington Ingalls Industries, Inc. 5.000%, 11/15/2025(S)		2,330,000	2,434,850
L3 Technologies, Inc. 3.850%, 12/15/2026		840,000	851,595
Lockheed Martin Corp.
2.900%, 03/01/2025		1,915,000	1,868,921
3.550%, 01/15/2026		1,525,000	1,548,003
Mexico City Airport Trust
4.250%, 10/31/2026 (S)		2,820,000	2,858,775
5.500%, 10/31/2046 (S)		1,225,000	1,206,258
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/2025(S)		440,000	449,900
Terex Corp. 5.625%, 02/01/2025(S)		150,000	151,500
United Rentals North America, Inc. 5.500%, 05/15/2027		1,120,000	1,131,200
Verisk Analytics, Inc. 4.000%, 06/15/2025		795,000	806,821
Waste Management, Inc. 2.900%, 09/15/2022		845,000	859,456

366

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
XPO Logistics, Inc. 6.500%, 06/15/2022(S)		$1,690,000	$1,774,500
			27,914,753
Information technology - 2.8%
Activision Blizzard, Inc. 3.400%, 09/15/2026(S)		855,000	834,832
Apple, Inc.
2.400%, 05/03/2023		1,300,000	1,278,086
3.200%, 05/13/2025		1,705,000	1,722,323
Electronic Arts, Inc. 4.800%, 03/01/2026		193,000	208,700
First Data Corp. 5.375%, 08/15/2023(S)		805,000	838,206
IBM Corp. 2.750%, 12/21/2020	GBP	1,225,000	1,643,332
Intel Corp. 3.700%, 07/29/2025		$1,380,000	1,442,627
KLA-Tencor Corp. 4.650%, 11/01/2024		774,000	824,045
Match Group, Inc. 6.750%, 12/15/2022		1,415,000	1,482,213
NXP BV 4.625%, 06/01/2023(S)		1,600,000	1,694,000
Sixsigma Networks Mexico SA de CV 8.250%, 11/07/2021(S)		1,545,000	1,525,688
Zebra Technologies Corp. 7.250%, 10/15/2022		2,810,000	3,038,313
			16,532,365
Materials - 2.9%
Alpek SAB de CV 4.500%, 11/20/2022		200,000	203,250
Ball Corp.
4.000%, 11/15/2023		1,720,000	1,722,150
4.375%, 12/15/2020		820,000	858,950
5.250%, 07/01/2025		1,960,000	2,075,150
Cemex SAB de CV 6.125%, 05/05/2025(S)		1,835,000	1,958,312
Cliffs Natural Resources, Inc. 5.750%, 03/01/2025(S)		1,825,000	1,765,688
Crown Americas LLC 4.500%, 01/15/2023		1,860,000	1,901,850
Crown Cork & Seal Company, Inc. 7.375%, 12/15/2026		1,021,000	1,171,598
Praxair, Inc. 3.200%, 01/30/2026		240,000	244,302
Rio Tinto Finance USA, Ltd. 7.125%, 07/15/2028		130,000	170,629
Sealed Air Corp.
4.875%, 12/01/2022 (S)		1,190,000	1,239,825
5.125%, 12/01/2024 (S)		965,000	1,002,394
6.500%, 12/01/2020 (S)		1,390,000	1,556,800

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Vedanta Resources PLC 6.375%, 07/30/2022(S)		$1,550,000	$1,560,850
			17,431,748
Real estate - 1.7%
American Tower Corp. 4.000%, 06/01/2025		1,035,000	1,047,110
CapitaMalls Asia Treasury, Ltd. 3.950%, 08/24/2017	SGD	3,250,000	2,343,281
CBRE Services, Inc. 5.000%, 03/15/2023		$490,000	509,652
Crown Castle Towers LLC 4.883%, 08/15/2040(S)		454,000	483,182
Equinix, Inc. 5.375%, 05/15/2027		1,735,000	1,791,388
Host Hotels & Resorts LP 5.250%, 03/15/2022		1,394,000	1,511,295
Kennedy-Wilson, Inc. 5.875%, 04/01/2024		1,080,000	1,107,000
Trust F/1401 5.250%, 12/15/2024(S)		1,195,000	1,221,888
			10,014,796
Telecommunication services - 1.2%
America Movil SAB de CV 7.125%, 12/09/2024	MXN	15,990,000	807,381
SFR Group SA 6.250%, 05/15/2024(S)		$830,000	835,188
Sprint Spectrum Company LLC 3.360%, 03/20/2023(S)		945,000	945,000
T-Mobile USA, Inc.
6.125%, 01/15/2022		1,250,000	1,320,313
6.250%, 04/01/2021		718,000	740,438
6.500%, 01/15/2026		1,250,000	1,368,750
6.625%, 04/01/2023		445,000	474,895
6.836%, 04/28/2023		435,000	465,450
			6,957,415
Utilities - 2.3%
AmeriGas Partners LP 5.875%, 08/20/2026		1,850,000	1,840,750
Emera US Finance LP 3.550%, 06/15/2026		2,415,000	2,373,761
Emera, Inc. (6.750% to 6/15/2026, then 3 month LIBOR + 5.440%) 06/15/2076		1,495,000	1,631,419
Fortis, Inc. 3.055%, 10/04/2026(S)		1,440,000	1,351,045
Great Plains Energy, Inc. 3.900%, 04/01/2027		1,605,000	1,618,193
NiSource Finance Corp.
4.800%, 02/15/2044		1,772,000	1,862,182
5.650%, 02/01/2045		1,368,000	1,589,522
NRG Energy, Inc. 6.625%, 01/15/2027(S)		1,625,000	1,620,938

367

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Southern Gas Networks PLC 4.875%, 12/21/2020	GBP	80,000	$114,288
			14,002,098
TOTAL CORPORATE BONDS (Cost $299,304,386)			$300,864,573

CAPITAL PREFERRED SECURITIES - 0.8%
Financials - 0.8%
First Maryland Capital I 2.022%, 01/15/2027(P)		$260,000	240,175
First Maryland Capital II 1.884%, 02/01/2027(P)		695,000	625,500
ILFC E-Capital Trust I 4.660%, 12/21/2065(P)(S)		1,620,000	1,530,900
JPMorgan Chase Capital XXIII 2.039%, 05/15/2077(P)		1,040,000	898,300
USB Capital IX 3.500%, 05/05/2017(P)(Q)		1,956,000	1,662,600
			4,957,475
TOTAL CAPITAL PREFERRED SECURITIES (Cost $4,743,405)			$4,957,475

CONVERTIBLE BONDS - 2.4%
Consumer discretionary - 0.1%
Liberty Media Corp.-Liberty Formula One 1.000%, 01/30/2023(S)		560,000	615,650
Consumer staples - 0.1%
Vector Group, Ltd. 12.512%, 01/15/2019(P)		510,000	738,099
Financials - 0.7%
Fidelity National Financial, Inc. 4.250%, 08/15/2018		250,000	550,938
MGIC Investment Corp. 2.000%, 04/01/2020		505,000	735,722
Old Republic International Corp. 3.750%, 03/15/2018		640,000	851,600
Redwood Trust, Inc. 4.625%, 04/15/2018		1,599,000	1,600,999
			3,739,259
Health care - 0.9%
Anthem, Inc. 2.750%, 10/15/2042		814,000	1,858,464
Bayer Capital Corp. BV 5.625%, 11/22/2019(S)	EUR	1,200,000	1,488,954
Danaher Corp., 0.000% 01/22/2021		$440,000	1,437,700

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
Health care (continued)
Hologic, Inc. (2.000% to 03/01/2018; then 0.000% thereafter) 2.000%, 03/01/2042	$430,000	$598,775
		5,383,893
Industrials - 0.2%
Air Lease Corp. 3.875%, 12/01/2018	815,000	1,163,413
Information technology - 0.3%
Intel Corp. 3.250%, 08/01/2039	790,000	1,380,031
Teradyne, Inc. 1.250%, 12/15/2023(S)	325,000	378,422
		1,758,453
Telecommunication services - 0.1%
Liberty Interactive LLC 1.750%, 09/30/2046(S)	660,000	742,088
TOTAL CONVERTIBLE BONDS (Cost $11,968,729)		$14,140,855

TERM LOANS - 6.7%
Consumer discretionary - 2.0%
American Axle & Manufacturing Holdings, Inc. TBD 03/08/2024 (T)	1,175,000	1,173,531
CBS Radio, Inc. TBD 03/02/2024 (T)	1,245,000	1,251,225
Charter Communications Operating LLC 3.232%, 01/15/2024	2,303,367	2,313,294
Cinemark USA, Inc. 3.240%, 05/09/2022	160,000	161,133
Four Seasons Hotels, Ltd. 4.147%, 11/30/2023	1,889,265	1,908,158
Hilton Worldwide Finance LLC 2.982%, 10/25/2023	1,236,892	1,245,464
New Red Finance, Inc. 3.309%, 02/16/2024	2,250,308	2,251,253
The ServiceMaster Company LLC 3.482%, 11/08/2023	1,880,288	1,897,323
		12,201,381
Consumer staples - 0.8%
Albertsons LLC 3.982%, 08/22/2021	1,157,100	1,161,833
Aramark Services, Inc. 2.983%, 03/06/2024	1,415,000	1,422,075
JBS USA LLC 3.289%, 10/30/2022	1,117,000	1,120,496
Spectrum Brands, Inc. 3.399%, 06/23/2022	811,114	816,054
		4,520,458

368

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value
TERM LOANS (continued)
Energy - 0.6%
MEG Energy Corp. 4.540%, 12/31/2023	$1,875,000	$1,873,950
Peabody Energy Corp. TBD 01/30/2022 (T)	1,980,000	1,977,525
		3,851,475
Health care - 0.3%
Grifols Worldwide Operations USA, Inc. 3.194%, 01/31/2025	1,705,000	1,707,165
Industrials - 0.7%
American Airlines, Inc. 3.482%, 04/28/2023	1,215,000	1,215,765
Avolon Holdings, Ltd. TBD 03/20/2022 (T)	895,000	906,563
RBS Global, Inc. 3.837%, 08/21/2023	882,788	885,312
United Airlines, Inc. TBD 03/21/2024 (T)	1,125,000	1,125,709
		4,133,349
Information technology - 1.1%
Avaya, Inc.
6.250%, 05/29/2020 (H)	1,325,000	1,053,759
8.500%, 01/24/2018	265,000	272,288
Dell International LLC 3.490%, 09/07/2023	1,740,638	1,746,434
First Data Corp. 3.984%, 07/10/2022	1,360,091	1,370,006
Gartner, Inc. TBD 03/14/2024 (T)	318,000	320,385
Zebra Technologies Corp. 3.600%, 10/27/2021	1,558,979	1,570,453
		6,333,325
Materials - 0.5%
Berry Plastics Corp.
3.108%, 02/08/2020	599,294	602,572
3.501%, 10/01/2022	488,164	491,010
3.524%, 01/19/2024	2,000,000	2,011,940
		3,105,522
Telecommunication services - 0.7%
SBA Senior Finance II LLC 3.240%, 03/24/2021	1,979,910	1,983,494
Sprint Communications, Inc. 3.500%, 02/02/2024	1,950,000	1,948,616
		3,932,110
TOTAL TERM LOANS (Cost $39,922,443)		$39,784,785

MUNICIPAL BONDS - 1.6%
Florida Hurricane Catastrophe Fund Finance Corp., Series A 2.995%, 07/01/2020	865,000	888,087

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
Florida State Board of Administration Finance Corp. 2.638%, 07/01/2021	$1,075,000	$1,081,816
Kansas Development Finance Authority
3.941%, 04/15/2026	1,470,000	1,529,770
4.091%, 04/15/2027	1,195,000	1,250,962
State of Maryland 4.400%, 03/01/2023	480,000	535,138
State of Wisconsin 2.049%, 05/01/2023	1,690,000	1,635,329
Texas Transportation Commission State Highway Fund 5.028%, 04/01/2026	850,000	957,585
University of Houston (Texas)
2.800%, 02/15/2024	605,000	611,328
2.860%, 02/15/2026	600,000	585,246
3.060%, 02/15/2027	290,000	285,131
TOTAL MUNICIPAL BONDS (Cost $9,354,410)		$9,360,392

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.8%
Commercial and residential - 4.1%
Adjustable Rate Mortgage Trust, Series 2004-5, Class 2A1 3.438%, 04/25/2035 (P)	341,836	342,388
Americold 2010 LLC, Series 2010-ARTA, Class D 7.443%, 01/14/2029 (S)	645,000	722,457
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3, 3.292%, 01/25/2035 (P)	323,063	315,296
Series 2005-2, Class A1, 3.260%, 03/25/2035 (P)	226,988	228,403
Series 2005-5, Class A2, 2.820%, 08/25/2035 (P)	307,401	305,822
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1, 1.682%, 01/25/2035 (P)	216,637	210,297
Series 2004-13, Class A1, 1.722%, 11/25/2034 (P)	358,156	351,003
Series 2004-8, Class 1A, 1.682%, 09/25/2034 (P)	144,226	141,803
Series 2005-7, Class 11A1, 1.522%, 08/25/2035 (P)	197,836	190,849
BWAY Mortgage Trust, Series 2015-1740, Class D 3.787%, 01/10/2035 (P)(S)	371,000	363,118
BXHTL Mortgage Trust, Series 2015-JWRZ, Class GL2 4.601%, 05/15/2029 (P)(S)	630,000	633,556
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class DPA 3.912%, 12/15/2027 (P)(S)	998,188	1,003,819

369

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Chase Mortgage Finance Trust, Series 2007-A1, Class 2A1 3.101%, 02/25/2037 (P)	$129,501	$129,478
Commercial Mortgage Trust (Bank of America Merrill Lynch/ Deutsche Bank), Series 2013-WWP, Class D 3.898%, 03/10/2031 (S)	290,000	290,482
Commercial Mortgage Trust (Deutsche Bank)
Series 2007-C9, Class A4, 5.808%, 12/10/2049 (P)	200,860	201,595
Series 2014-TWC, Class D, 3.132%, 02/13/2032 (P)(S)	1,265,000	1,270,152
Commercial Mortgage Trust (Deutsche Bank/Morgan Stanley), Series 2014-PAT, Class E 4.031%, 08/13/2027 (P)(S)	361,000	362,066
Core Industrial Trust, Series 2015- CALW, Class F 3.850%, 02/10/2034 (P)(S)	695,000	691,068
Credit Suisse Commercial Mortgage Trust, Series 2015- GLPB, Class A 3.639%, 11/15/2034 (S)	680,000	711,429
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO, 1.824%, 09/19/2044	2,324,165	106,072
Series 2005-AR2, Class X2 IO, 1.996%, 03/19/2045	4,237,181	251,108
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class EFX 3.382%, 12/15/2034 (P)(S)	800,000	793,101
GRACE Mortgage Trust, Series 2014-GRCE, Class F 3.590%, 06/10/2028 (P)(S)	600,000	594,320
Greenwich Capital Commercial Funding Corp., Series 2006- GG7, Class AM 5.728%, 07/10/2038 (P)	38,162	38,144
GSR Mortgage Loan Trust, Series 2004-5, Class 2A1 3.315%, 05/25/2034 (P)	495,288	492,394
HarborView Mortgage Loan Trust
Series 2004-5, Class 2A-6, 2.791%, 06/19/2034 (P)	296,610	294,274
Series 2004-7, Class 4A, 3.387%, 11/19/2034 (P)	393,156	387,044
Series 2005-2, Class X IO, 1.797%, 05/19/2035	1,583,719	74,551
Series 2005-9, Class 2A1A, 1.318%, 06/20/2035 (P)	356,671	342,487

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Series 2005-9, Class 2A1C, 1.428%, 06/20/2035 (P)	$242,244	$228,980
Series 2007-3, Class ES IO, 0.350%, 05/19/2047 (S)	8,833,013	136,329
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	9,607,869	138,123
Series 2007-6, Class ES IO, 0.342%, 08/19/2037 (S)	7,432,039	93,785
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO, 1.811%, 10/25/2036	6,037,204	455,595
Series 2005-AR18, Class 2X IO, 1.797%, 10/25/2036	14,737,958	573,025
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP7, Class AM, 5.939%, 04/17/2045 (P)	27,852	27,803
Series 2014-INN, Class F, 4.912%, 06/15/2029 (P)(S)	390,000	384,158
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1, 3.010%, 12/25/2034 (P)	155,563	155,797
Series 2005-A2, Class A2, 2.978%, 02/25/2035 (P)	335,212	339,856
Series 2005-A8, Class A2A, 1.252%, 08/25/2036 (P)	1,256,282	1,180,545
Series 2006-3, Class 2A1, 3.085%, 10/25/2036 (P)	182,220	178,332
Morgan Stanley Capital I Trust, Series 2014-150E, Class F 4.295%, 09/09/2032 (P)(S)	695,000	626,344
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1, 3.211%, 10/25/2034 (P)	323,631	325,108
Series 2004-9, Class 1A, 5.427%, 11/25/2034 (P)	187,192	196,088
MSCG Trust, Series 2016-SNR, Class D 6.550%, 11/15/2034 (S)	405,000	399,063
One Market Plaza Trust, Series 2017-1MKT, Class D 4.145%, 02/10/2032 (S)	275,000	278,181
Opteum Mortgage Acceptance Corp. Trust, Series 2005-4, Class 1APT 1.292%, 11/25/2035 (P)	241,278	234,478
Queens Center Mortgage Trust, Series 2013-QCA, Class D 3.474%, 01/11/2037 (P)(S)	540,000	508,868
SFAVE Commercial Mortgage Securities Trust, Series 2015- 5AVE, Class D 4.388%, 01/05/2043 (P)(S)	635,000	491,621

370

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Structured Asset Securities Corp., Series 2003-7A, Class 3A6 3.257%, 12/25/2033 (P)	$253,827	$249,987
Thornburg Mortgage Securities Trust, Series 2007-4, Class 1A1 2.848%, 09/25/2037 (P)	785,535	768,736
VNDO Trust, Series 2016-350P, Class D 3.903%, 01/10/2035 (P)(S)	999,000	997,234
WaMu Mortgage Pass Through Certificates
Series 2004-AR14, Class A1, 2.873%, 01/25/2035 (P)	344,756	349,824
Series 2005-AR19, Class A1A2, 1.272%, 12/25/2045 (P)	447,655	418,213
Series 2005-AR2, Class 2A1B, 1.352%, 01/25/2045 (P)	522,613	482,546
Series 2005-AR2, Class 2A2B, 1.362%, 01/25/2045 (P)	361,018	333,592
Series 2005-AR3, Class A2, 2.998%, 03/25/2035 (P)	349,541	351,519
Series 2005-AR6, Class 2A1A, 1.212%, 04/25/2045 (P)	762,622	718,936
Series 2005-AR8, Class 2AB2, 1.402%, 07/25/2045 (P)	401,670	381,847
Series 2005-AR8, Class 2AB3, 1.342%, 07/25/2045 (P)	393,140	373,787
Wells Fargo Commercial Mortgage Trust, Series 2013- BTC, Class E 3.550%, 04/16/2035 (P)(S)	380,000	341,052
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 3.001%, 12/25/2034 (P)	280,690	283,530
		24,841,458
U.S. Government Agency - 0.7%
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2, 2.632%, 04/25/2024 (P)	364,514	368,248
Series 2014-DN4, Class M2, 3.382%, 10/25/2024 (P)	88,267	88,489
Series 2015-DNA1, Class M2, 2.832%, 10/25/2027 (P)	365,000	373,184
Series 2015-DNA1, Class M3, 4.282%, 10/25/2027 (P)	300,000	321,645
Series 2016-DNA2, Class M2, 3.182%, 10/25/2028 (P)	1,145,000	1,166,145
Series 2016-HQA3, Class M1, 1.782%, 03/25/2029 (P)	606,983	607,988
Series 292, Class IO, 3.500%, 11/15/2027	759,713	88,045
Series 304, Class C42 IO, 4.000%, 12/15/2027	962,576	91,847

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
Series 2012-118, Class AI IO, 3.500%, 11/25/2037	$1,061,295	$129,674
Series 2013-39, Class KI IO, 4.000%, 05/25/2028	1,368,274	147,098
Series 2014-C02, Class 1M1, 1.932%, 05/25/2024 (P)	145,593	146,157
Series 402, Class 3 IO, 4.000%, 11/25/2039	169,135	33,159
Series 402, Class 4 IO, 4.000%, 10/25/2039	165,040	31,346
Series 402, Class 7 IO, 4.500%, 11/25/2039	186,521	39,192
Series 406, Class 3 IO, 4.000%, 01/25/2041	176,335	35,590
Series 407, Class 4 IO, 4.500%, 03/25/2041	319,378	65,568
Series 407, Class 7 IO, 5.000%, 03/25/2041	780,606	153,790
Series 407, Class 8 IO, 5.000%, 03/25/2041	404,780	90,814
		3,977,979
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $27,906,726)		$28,819,437

ASSET BACKED SECURITIES - 3.9%
Aames Mortgage Investment Trust, Series 2005-4, Class M2 1.717%, 10/25/2035 (P)	728,330	711,799
Accredited Mortgage Loan Trust, Series 2005-2, Class M2 1.422%, 07/25/2035 (P)	295,000	290,448
Aegis Asset Backed Securities Trust, Series 2005-2, Class M2 1.422%, 06/25/2035 (P)	305,000	291,353
Applebee’s Funding LLC, Series 2014-1, Class A2 4.277%, 09/05/2044 (S)	1,278,000	1,251,754
Bravo Mortgage Asset Trust, Series 2006-1A, Class A2 1.222%, 07/25/2036 (P)(S)	730,625	711,866
Chase Issuance Trust, Series 2015-A7, Class A7 1.620%, 07/15/2020	430,000	430,442
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8 5.650%, 09/20/2019	700,000	714,110
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 4.474%, 03/20/2043 (S)	2,672,569	2,650,519
DB Master Finance LLC, Series 2015-1A, Class A2II 3.980%, 02/20/2045 (S)	2,636,200	2,679,231

371

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Domino’s Pizza Master Issuer
LLC, Series 2015-1A, Class
A2II 4.474%, 10/25/2045 (S)	$2,473,688	$2,439,348
DRIVEN BRANDS FUNDING
LLC, Series 2015-1A, Class A2
5.216%, 07/20/2045 (S)	478,938	467,691
First Frankin Mortgage Loan
Trust, Series 2005-FF7, Class
M2 1.452%, 07/25/2035 (P)	532,477	521,759
FOCUS Brands Funding LLC,
Series 2017-1A, Class A2II
5.093%, 04/30/2047 (S)	610,000	610,000
GSAA Home Equity Trust, Series
2005-MTR1, Class A4 1.352%,
10/25/2035 (P)	666,215	643,276
Home Equity Asset Trust, Series
2003-1, Class M1 2.482%,
06/25/2033 (P)	186,197	181,473
New Century Home Equity Loan
Trust, Series 2005-1, Class M1
1.657%, 03/25/2035 (P)	760,000	716,765
Option One Mortgage Loan Trust,
Series 2005-2, Class M1
1.642%, 05/25/2035 (P)	706,708	682,693
RASC Trust, Series 2005-KS7,
Class M4 1.562%, 08/25/2035 (P)	340,000	327,525
Saxon Asset Securities Trust,
Series 2006-2, Class A3C
1.132%, 09/25/2036 (P)	1,039,590	1,010,111
Specialty Underwriting &
Residential Finance Trust,
Series 2006-BC1, Class A2D
1.282%, 12/25/2036 (P)	472,497	467,414
Structured Asset Investment Loan
Trust, Series 2005-2, Class M2
1.717%, 03/25/2035 (P)	863,708	826,117
Taco Bell Funding LLC, Series
2016-1A, Class A23 4.970%,
05/25/2046 (S)	2,795,950	2,838,007
Wendys Funding LLC, Series
2015-1A, Class A2II 4.080%,
06/15/2045 (S)	2,127,600	2,141,815
TOTAL ASSET BACKED SECURITIES (Cost $23,579,308)		$23,605,516

COMMON STOCKS - 2.8%
Consumer discretionary - 0.0%
Vertis Holdings, Inc. (I)	8,371	0
Financials - 2.7%
American Express Company	6,645	525,686
BankUnited, Inc.	15,724	586,662
Capital One Financial Corp.	21,545	1,867,090
Commerce Bancshares, Inc.	24,757	1,390,353
Cullen/Frost Bankers, Inc.	13,755	1,223,782

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
First Financial Bancorp	32,698	$897,560
First Republic Bank	10,630	997,200
Glacier Bancorp, Inc.	21,152	717,687
Investors Bancorp, Inc.	73,647	1,059,044
MB Financial, Inc.	15,567	666,579
Oritani Financial Corp.	35,820	608,940
Park National Corp.	7,109	747,867
SVB Financial Group (I)	4,564	849,315
Synovus Financial Corp.	37,548	1,540,219
The PNC Financial Services Group, Inc.	18,510	2,225,642
		15,903,626
Industrials - 0.1%
HC2 Holdings, Inc. (I)	88,710	550,002
TOTAL COMMON STOCKS (Cost $11,967,261)		$16,453,628

PREFERRED SECURITIES - 7.1%
Consumer staples - 0.4%
Tyson Foods, Inc., 4.750%	31,528	2,112,376
Energy - 0.4%
Kinder Morgan, Inc., 9.750%	50,556	2,521,733
Financials - 3.4%
First Republic Bank, 5.500%	22,976	568,656
First Tennessee Bank NA, 3.750% (P)(S)	2,315	1,620,500
Huntington Bancshares, Inc., 8.500%	1,776	2,428,680
IBERIABANK Corp. (6.600% to
05/01/2026, then 3 month LIBOR +
4.920%)	11,376	307,152
M&T Bank Corp., Series A, 6.375% (P)	940	963,500
People’s United Financial, Inc. (5.625% to
12/15/2026, then 3 month LIBOR +
4.020%)	48,725	1,257,592
Regions Financial Corp., 6.375%	49,955	1,296,832
SunTrust Banks, Inc., 4.000% (P)	24,525	593,015
The Hartford Financial Services Group,
Inc. (7.875% to 04/15/2022, then 3
month LIBOR + 5.596%)	50,575	1,572,883
U.S. Bancorp, 3.500% (P)	2,829	2,432,940
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	64,350	1,844,271
Valley National Bancorp (6.250% to
06/30/2025, then 3 month LIBOR +
3.850%)	26,533	737,617
Wells Fargo & Company (5.850% to
09/15/2023, then 3 month LIBOR +
3.090%)	27,605	734,293
Wells Fargo & Company (6.625% to
03/15/2024, then 3 month LIBOR +
3.690%)	73,031	2,131,775
Zions Bancorporation, 7.900%	43,550	1,107,477

372

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Financials (continued)
Zions Bancorporation (6.950% to
09/15/2023, then 3 month LIBOR +
3.890%)	22,575	$658,513
		20,255,696
Health care - 0.1%
Allergan PLC, 5.500%	899	763,952
Industrials - 0.2%
Rexnord Corp., 5.750%	24,215	1,330,130
Real estate - 0.3%
American Tower Corp., 5.500%	13,410	1,497,897
Colony NorthStar, Inc., 7.125%	19,975	498,776
		1,996,673
Utilities - 2.3%
Dominion Resources, Inc., 6.375%	52,820	2,656,846
Dominion Resources, Inc., 6.750%	40,180	2,044,358
Exelon Corp., 6.500%	44,182	2,180,824
Great Plains Energy, Inc., 7.000%	32,410	1,741,389
NextEra Energy, Inc., 6.123%	49,405	2,519,655
NextEra Energy, Inc., 6.371%	32,765	1,978,351
SCE Trust I, 5.625%	22,260	561,842
		13,683,265
TOTAL PREFERRED SECURITIES (Cost $40,589,002)		$42,663,825

PURCHASED OPTIONS - 0.2%
Call options - 0.1%
Over the Counter Option on the USD vs.
CAD (Expiration Date: 09/07/2018;
Strike Price: $1.25; Counterparty:
Goldman Sachs & Company) (I)	15,330,000	204,380
Over the Counter Option on the USD vs.
CAD (Expiration Date: 12/08/2017;
Strike Price: $1.25; Counterparty: RBC
Dominion Securities, Inc.) (I)	12,490,000	48,599
Over the Counter Option on the USD vs.
KRW (Expiration Date: 09/29/2017;
Strike Price: $1,210.00; Counterparty:
Standard Chartered Bank) (I)	11,711,915	88,214
Over the Counter Option on the USD vs.
KRW (Expiration Date: 10/30/2017;
Strike Price: $1,255.00; Counterparty:
Morgan Stanley & Company, Inc.) (I)	8,320,000	44,812
		386,005
Put options - 0.1%
Over the Counter Option on the AUD vs.
USD (Expiration Date: 06/30/2017;
Strike Price: AUD 0.68; Counterparty:
HSBC) (I)	10,015,000	3,696
Over the Counter Option on the EUR vs.
GBP (Expiration Date: 12/14/2017;
Strike Price: EUR 0.93; Counterparty:
U.S. Bank N.A.) (I)	15,100,000	114,549

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Put options (continued)
Over the Counter Option on the EUR vs. USD (Expiration Date: 06/19/2018; Strike Price: EUR 0.95; Counterparty: RBC Dominion Securities, Inc.) (I)	16,200,000	$110,312
Over the Counter Option on the GBP vs. USD (Expiration Date: 09/26/2017; Strike Price: GBP 1.23; Counterparty: Canadian Imperial Bank) (I)	12,820,000	265,155
Over the Counter Option on the USD vs. CAD (Expiration Date: 01/18/2018; Strike Price: $1.28; Counterparty: RBC Dominion Securities, Inc.) (I)	5,520,000	54,234
Over the Counter Option on the USD vs. CAD (Expiration Date: 10/10/2017; Strike Price: $1.17; Counterparty: Canadian Imperial Bank) (I)	25,735,000	2,368
Over the Counter Option on the USD vs. CAD (Expiration Date: 11/03/2017; Strike Price: $1.18; Counterparty: RBC Dominion Securities, Inc.) (I)	21,000,000	5,964
Over the Counter Option on the USD vs. CAD (Expiration Date: 11/09/2017; Strike Price: $1.27; Counterparty: Toronto Dominion Bank) (I)	12,150,000	65,962
Over the Counter Option on the USD vs. CAD (Expiration Date: 12/13/2017; Strike Price: $1.23; Counterparty: RBC Dominion Securities, Inc.) (I)	12,145,000	32,148
Over the Counter Option on the USD vs. CAD (Expiration Date: 12/15/2017; Strike Price: $1.18; Counterparty: RBC Dominion Securities, Inc.) (I)	16,500,000	9,735
Over the Counter Option on the USD vs. JPY (Expiration Date: 11/15/2017; Strike Price: $97.65; Counterparty: UBS Securities LLC) (I)	7,515,000	30,037
		694,160
TOTAL PURCHASED OPTIONS (Cost $3,423,884)		$1,080,165

SHORT-TERM INVESTMENTS - 2.8%
U.S. Government Agency - 2.2%
Federal Agricultural Mortgage Corp. Discount Note 0.500%, 04/03/2017*	$1,215,000	1,215,000
Federal Home Loan Bank Discount Note 0.323%, 04/03/2017*	12,073,000	12,072,784
		13,287,784

373

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement - 0.6%
Barclays Tri-Party Repurchase Agreement dated 03/31/2017 at 0.770% to be repurchased at $846,054 on 04/03/2017, collateralized by $844,900 U.S. Treasury Bonds, 3.130% due 08/15/2044 (valued at $863,027, including interest)	$846,000	$846,000
Repurchase Agreement with State Street Corp. dated 03/31/2017 at 0.220% to be repurchased at $2,811,052 on 04/03/2017, collateralized by $2,405,000 U.S. Treasury Inflation Indexed Notes, 2.625% due 07/15/2017 (valued at $2,871,399, including interest)	2,811,000	2,811,000
		3,657,000
TOTAL SHORT-TERM INVESTMENTS (Cost $16,944,750)		$16,944,784
Total Investments (Strategic Income Opportunities Trust) (Cost $596,266,039) - 100.4%		$598,786,732
Other assets and liabilities, net - (0.4%)		(2,636,761)
TOTAL NET ASSETS - 100.0%		$596,149,971

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
LIBOR	London Interbank Offered Rate
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $131,692,309 or 22.1% of the fund’s net assets as of 3-31-17.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

374

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	331	Short	Jun 2017	($38,893,088)	($38,967,492)	($74,404)
10-Year U.S. Treasury Note Futures	913	Short	Jun 2017	(113,455,742)	(113,725,562)	(269,820)
U.S. Treasury Long Bond Futures	85	Short	Jun 2017	(12,568,547)	(12,821,719)	(253,172)
						($597,396)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

375

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	5,815,000	CAD	5,924,089	Royal Bank of Canada	6/21/2017	-	($23,118)	($23,118)
AUD	5,177,805	NZD	5,638,514	Goldman Sachs Bank USA	6/21/2017	$5,429	-	5,429
AUD	11,022,195	NZD	11,978,497	State Street Bank and Trust Company	6/21/2017	28,648	-	28,648
AUD	7,780,000	SGD	8,291,691	Goldman Sachs Bank USA	6/21/2017	4,434	-	4,434
CAD	5,905,772	AUD	5,815,000	Royal Bank of Canada	6/21/2017	9,330	-	9,330
CAD	18,532,905	GBP	11,310,000	Royal Bank of Canada	6/21/2017	-	(245,776)	(245,776)
CAD	19,150,173	GBP	11,660,000	Standard Chartered Bank	6/21/2017	-	(220,451)	(220,451)
CAD	38,426,798	GBP	23,210,000	Toronto Dominion Bank	6/21/2017	-	(207,636)	(207,636)
CAD	6,221,238	GBP	3,775,000	U.S. Bank	6/21/2017	-	(55,379)	(55,379)
CAD	20,731,115	USD	15,505,000	Bank of Montreal	6/21/2017	100,734	-	100,734
CAD	7,789,767	USD	5,855,000	Citibank N.A.	6/21/2017	8,893	-	8,893
CAD	41,802,691	USD	31,115,000	HSBC Bank USA	6/21/2017	352,757	-	352,757
CAD	51,686,179	USD	38,860,000	Royal Bank of Canada	6/21/2017	47,736	-	47,736
CAD	31,786,587	USD	23,790,000	Toronto Dominion Bank	6/21/2017	137,948	-	137,948
EUR	19,440,000	GBP	16,940,405	Goldman Sachs Bank USA	6/21/2017	-	(449,174)	(449,174)
EUR	3,990,000	GBP	3,475,888	Morgan Stanley Capital Services, Inc.	6/21/2017	-	(90,839)	(90,839)
EUR	21,845,000	GBP	19,044,107	Standard Chartered Bank	6/21/2017	-	(514,706)	(514,706)
EUR	3,870,000	GBP	3,338,204	State Street Bank and Trust Company	6/21/2017	-	(46,500)	(46,500)
EUR	7,775,000	GBP	6,777,195	Toronto Dominion Bank	6/21/2017	-	(182,038)	(182,038)
EUR	15,620,000	GBP	13,647,311	UBS AG	6/21/2017	-	(405,761)	(405,761)
EUR	1,495,000	USD	1,593,513	HSBC Bank USA	6/21/2017	7,237	-	7,237
GBP	11,310,000	CAD	18,517,705	Royal Bank of Canada	6/21/2017	257,219	-	257,219
GBP	3,885,000	CAD	6,366,738	Standard Chartered Bank	6/21/2017	83,927	-	83,927
GBP	3,775,000	CAD	6,198,607	U.S. Bank	6/21/2017	72,415	-	72,415
GBP	25,856,703	EUR	29,775,000	Goldman Sachs Bank USA	6/21/2017	575,216	-	575,216
GBP	3,285,997	EUR	3,785,000	HSBC Bank USA	6/21/2017	71,981	-	71,981
GBP	3,373,058	EUR	3,890,000	State Street Bank and Trust Company	6/21/2017	68,836	-	68,836
GBP	6,783,688	EUR	7,810,000	UBS AG	6/21/2017	152,711	-	152,711
GBP	7,775,000	USD	9,654,396	HSBC Bank USA	6/21/2017	105,097	-	105,097
GBP	7,775,000	USD	9,627,985	Standard Chartered Bank	6/21/2017	131,508	-	131,508
MXN	526,005,727	USD	26,732,331	State Street Bank and Trust Company	6/21/2017	1,030,883	-	1,030,883
MXN	150,632,850	USD	7,775,000	Toronto Dominion Bank	6/21/2017	175,583	-	175,583
NZD	11,397,501	AUD	10,363,333	Royal Bank of Canada	6/21/2017	67,534	-	67,534
NZD	5,693,988	AUD	5,181,667	State Street Bank and Trust Company	6/21/2017	30,435	-	30,435
NZD	23,260,185	USD	16,085,097	Goldman Sachs Bank USA	6/21/2017	188,107	-	188,107
NZD	20,505,000	USD	14,243,620	JPMorgan Chase Bank N.A.	6/21/2017	102,011	-	102,011
NZD	1,870,000	USD	1,313,999	State Street Bank and Trust Company	6/21/2017	-	(5,717)	(5,717)
NZD	21,969,815	USD	15,150,812	Toronto Dominion Bank	6/21/2017	219,628	-	219,628
SGD	8,376,726	AUD	7,780,000	Goldman Sachs Bank USA	6/21/2017	56,391	-	56,391
USD	37,192,949	AUD	49,000,309	Australia and New Zealand Banking Group	6/21/2017	-	(190,121)	(190,121)
USD	19,448,000	CAD	26,108,184	HSBC Bank USA	6/21/2017	-	(205,424)	(205,424)
USD	43,945,156	CAD	58,762,854	Royal Bank of Canada	6/21/2017	-	(289,680)	(289,680)
USD	23,305,000	CAD	31,033,876	Toronto Dominion Bank	6/21/2017	-	(56,330)	(56,330)
USD	1,502,761	DKK	10,519,327	Citibank N.A.	6/21/2017	-	(11,608)	(11,608)
USD	105,437	EUR	99,102	JPMorgan Chase Bank N.A.	6/21/2017	-	(675)	(675)
USD	6,679,661	GBP	5,434,035	HSBC Bank USA	6/21/2017	-	(141,358)	(141,358)
USD	27,112,101	MXN	524,716,887	State Street Bank and Trust Company	6/21/2017	-	(583,087)	(583,087)
USD	7,648,782	NOK	64,785,185	UBS AG	6/21/2017	97,486	-	97,486
USD	16,394,030	NZD	23,470,000	Goldman Sachs Bank USA	6/21/2017	-	(25,963)	(25,963)
USD	14,320,102	NZD	20,505,000	JPMorgan Chase Bank N.A.	6/21/2017	-	(25,530)	(25,530)
USD	42,599,012	NZD	60,962,565	State Street Bank and Trust Company	6/21/2017	-	(51,389)	(51,389)
USD	4,522,362	NZD	6,490,000	Toronto Dominion Bank	6/21/2017	-	(18,148)	(18,148)
USD	3,886,198	SEK	34,859,194	Citibank N.A.	6/21/2017	-	(18,719)	(18,719)
USD	41,740,624	SGD	58,868,889	Standard Chartered Bank	6/21/2017	-	(368,277)	(368,277)
						$4,190,114	($4,433,404)	($243,290)

376

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Derivatives currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

377

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 67.9%
U.S. Government - 38.6%
U.S. Treasury Bonds
2.875%, 11/15/2046 (L)	$19,185,000	$18,607,954
4.250%, 05/15/2039 to
11/15/2040	4,610,000	5,627,956
4.375%, 05/15/2041	1,830,000	2,278,421
4.625%, 02/15/2040	5,000,000	6,420,510
4.750%, 02/15/2041	2,000,000	2,618,282
7.875%, 02/15/2021	3,400,000	4,175,492
8.125%, 08/15/2021	1,400,000	1,766,898
8.750%, 08/15/2020	5,750,000	7,087,996
U.S. Treasury Notes
0.625%, 08/31/2017 to
04/30/2018	9,000,000	8,963,018
1.250%, 04/30/2019 to
01/31/2020	2,000,000	1,992,813
1.375%, 09/30/2018 to
10/31/2020	31,400,000	31,066,579
1.500%, 12/31/2018 to
03/31/2019	18,200,000	18,283,900
1.625%, 06/30/2019 to
07/31/2020	30,300,000	30,381,425
1.750%, 09/30/2019	7,000,000	7,060,977
1.875%, 08/31/2017	1,100,000	1,104,382
2.000%, 11/15/2021 to
02/15/2022	25,400,000	25,513,834
2.250%, 02/15/2027 (L)	19,595,000	19,342,401
2.750%, 02/15/2019	7,000,000	7,196,056
3.125%, 05/15/2021	13,100,000	13,780,584
4.250%, 11/15/2017	7,300,000	7,446,000
		220,715,478
U.S. Government Agency - 29.3%
Federal Home Loan Bank
0.875%, 05/24/2017	1,000,000	1,000,133
5.500%, 07/15/2036	190,000	251,619
Federal Home Loan Mortgage Corp.
2.375%, 01/13/2022	1,500,000	1,526,703
2.500%, TBA (C)	3,000,000	3,002,344
2.500%, 04/01/2031	2,631,617	2,636,859
3.000%, TBA (C)	5,000,000	4,954,492
3.000%, 10/01/2042 to
08/01/2046	6,315,840	6,278,322
3.117%, 08/01/2037 (P)	611,629	647,732
3.500%, TBA (C)	4,300,000	4,398,094
3.500%, 12/01/2025 to
03/01/2045	5,658,007	5,838,689
3.777%, 02/01/2037 (P)	161,112	168,120
4.000%, 02/01/2024 to
12/01/2040	1,642,918	1,733,665
4.500%, 05/01/2024 to
11/01/2041	3,091,470	3,329,494
5.000%, TBA (C)	2,300,000	2,507,539
5.000%, 06/01/2023 to
10/01/2040	782,243	857,576
5.500%, 08/23/2017 to
01/01/2039	2,538,788	2,682,809

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
6.000%, 06/01/2022 to
10/01/2038	$496,839	$563,455
6.250%, 07/15/2032	450,000	625,373
6.500%, 01/01/2021 to
09/01/2038	131,754	150,681
6.750%, 09/15/2029	1,200,000	1,676,585
7.000%, 04/01/2029 to
10/01/2038	79,423	92,202
7.500%, 09/01/2030 to
03/01/2032	12,762	15,064
8.000%, 02/01/2030	1,565	1,869
Federal National Mortgage Association
2.500%, TBA (C)	4,000,000	4,002,500
2.500%, 05/01/2028	1,583,297	1,605,253
2.625%, 09/06/2024	1,000,000	1,015,184
2.672%, 07/01/2034 (P)	239,752	246,524
2.768%, 05/01/2036 (P)	121,191	127,893
2.947%, 01/01/2035 (P)	490,596	507,563
2.968%, 04/01/2037 (P)	747,778	789,372
2.982%, 09/01/2037 (P)	218,512	228,819
3.000%, TBA (C)	11,400,000	11,305,594
3.000%, 01/01/2027 to
04/01/2043	12,702,783	12,823,519
3.278%, 10/01/2037 (P)	96,219	102,238
3.500%, TBA (C)	3,000,000	3,068,906
3.500%, 12/01/2025 to
07/01/2046	24,000,228	24,722,468
4.000%, 08/01/2020 to
12/01/2042	7,794,934	8,225,941
4.500%, 06/01/2018 to
06/01/2041	4,304,550	4,619,436
5.000%, 12/01/2018 to
07/01/2039	2,182,465	2,383,487
5.500%, 08/01/2017 to
11/01/2038	1,404,305	1,555,380
6.000%, 01/01/2021 to
08/01/2038	1,011,684	1,138,846
6.500%, 03/01/2022 to
12/01/2037	264,999	304,134
7.000%, 02/01/2031 to
10/01/2038	98,263	113,966
7.125%, 01/15/2030	209,000	301,411
7.250%, 05/15/2030	1,450,000	2,127,301
7.500%, 09/01/2030 to
08/01/2031	26,137	30,901
8.000%, 08/01/2030 to
09/01/2031	7,952	9,471
8.500%, 09/01/2030	1,168	1,414
Financing Corp. 8.600%, 09/26/2019	675,000	789,883
Government National Mortgage Association
3.000%, TBA (C)	5,000,000	5,043,360
3.000%, 08/15/2043	2,243,803	2,275,181
3.500%, TBA (C)	2,800,000	2,902,156

378

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
3.500%, 04/15/2042 to
07/20/2046	$16,397,203	$17,041,476
4.000%, 11/15/2026 to
08/20/2045	6,356,177	6,756,734
4.500%, 05/15/2019 to
10/20/2040	2,147,957	2,313,627
5.000%, 05/15/2018 to
07/20/2040	1,950,760	2,148,984
5.500%, 08/15/2023 to
09/20/2039	738,125	828,838
6.000%, 07/15/2029 to
10/15/2038	445,549	506,048
6.500%, 05/15/2028 to
12/15/2038	261,910	300,217
7.000%, 08/15/2029 to
05/15/2032	48,004	56,104
7.500%, 08/15/2029 to
01/15/2031	14,838	17,501
8.000%, 04/15/2031	8,227	10,028
8.500%, 09/15/2030	5,508	6,728
Tennessee Valley Authority 3.875%,
02/15/2021	700,000	752,385
		168,046,190
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $381,547,993)		$388,761,668

FOREIGN GOVERNMENT
OBLIGATIONS - 2.2%
Brazil - 0.3%
Federative Republic of Brazil
4.250%, 01/07/2025 (L)	1,612,000	1,587,820
5.875%, 01/15/2019	105,000	111,983
		1,699,803
Canada - 0.5%
Province of British Columbia
6.500%, 01/15/2026	490,000	619,510
Province of Manitoba
9.625%, 12/01/2018	300,000	337,235
Province of Ontario
1.100%, 10/25/2017	1,000,000	999,023
Province of Quebec
7.125%, 02/09/2024	150,000	187,020
7.500%, 07/15/2023	410,000	514,220
		2,657,008
Chile - 0.1%
Republic of Chile
3.875%, 08/05/2020	510,000	538,433
Colombia - 0.1%
Republic of Colombia
4.375%, 07/12/2021	550,000	583,000
Israel - 0.2%
Government of Israel

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Israel (continued)
5.125%, 03/26/2019	$530,000	$564,339
5.500%, 09/18/2023	455,000	538,607
		1,102,946
Italy - 0.1%
Republic of Italy
6.875%, 09/27/2023	300,000	349,703
Mexico - 0.2%
Government of Mexico
5.950%, 03/19/2019	415,000	447,163
6.050%, 01/11/2040	930,000	1,062,525
		1,509,688
Panama - 0.1%
Republic of Panama
6.700%, 01/26/2036	370,000	466,200
Peru - 0.1%
Republic of Peru
6.550%, 03/14/2037	250,000	322,813
7.125%, 03/30/2019	120,000	131,700
		454,513
Philippines - 0.2%
Republic of Philippines
4.000%, 01/15/2021	1,000,000	1,062,995
Poland - 0.0%
Republic of Poland
6.375%, 07/15/2019	110,000	120,670
South Africa - 0.1%
Republic of South Africa
5.500%, 03/09/2020	740,000	787,175
Turkey - 0.2%
Republic of Turkey
6.000%, 01/14/2041	400,000	395,128
6.250%, 09/26/2022	400,000	427,120
7.500%, 07/14/2017	400,000	406,262
		1,228,510
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $12,345,687)		$12,560,644

CORPORATE BONDS - 26.5%
Consumer discretionary - 2.5%
21st Century Fox America, Inc.
6.650%, 11/15/2037	440,000	550,369
American Honda Finance Corp.
1.602%, 09/20/2017 (P)	470,000	471,105
2.150%, 03/13/2020	250,000	250,538
2.450%, 09/24/2020	470,000	474,443
Brinker International, Inc.
3.875%, 05/15/2023	250,000	236,563
CBS Corp.
4.300%, 02/15/2021	150,000	158,475
Comcast Corp.

379

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
2.350%, 01/15/2027	$455,000	$416,714
5.700%, 07/01/2019	310,000	335,938
6.500%, 11/15/2035	255,000	325,220
Cox Communications, Inc.
9.375%, 01/15/2019(S)	125,000	139,821
Discovery Communications LLC
5.625%, 08/15/2019	154,000	166,148
Ford Motor Credit Company LLC
5.000%, 05/15/2018	1,040,000	1,074,452
General Motors Financial Company, Inc.
5.250%, 03/01/2026	650,000	698,302
Grupo Televisa SAB
6.625%, 01/15/2040	220,000	239,543
Hyatt Hotels Corp.
3.375%, 07/15/2023	250,000	251,822
Lowe’s Companies, Inc.
3.375%, 09/15/2025	460,000	469,770
5.800%, 10/15/2036	140,000	170,491
6.100%, 09/15/2017	180,000	183,632
McDonald’s Corp.
3.625%, 05/20/2021	250,000	261,058
5.000%, 02/01/2019	228,000	240,517
NBCUniversal Media LLC
5.150%, 04/30/2020	230,000	251,008
Newell Brands, Inc.
2.150%, 10/15/2018	250,000	251,040
3.900%, 11/01/2025	250,000	256,332
O’Reilly Automotive, Inc.
4.875%, 01/14/2021	300,000	320,884
TCI Communications, Inc.
7.125%, 02/15/2028	110,000	143,698
The Home Depot, Inc.
2.625%, 06/01/2022	400,000	403,216
3.350%, 09/15/2025	752,000	773,311
4.250%, 04/01/2046	390,000	405,964
5.875%, 12/16/2036	280,000	354,490
The Walt Disney Company
1.500%, 09/17/2018	500,000	501,016
3.150%, 09/17/2025	500,000	510,038
Thomson Reuters Corp.
4.500%, 05/23/2043	250,000	235,075
Time Warner Cable LLC
4.125%, 02/15/2021	60,000	62,415
Time Warner Companies, Inc.
7.250%, 10/15/2017	100,000	103,031
7.570%, 02/01/2024	240,000	295,041
Time Warner Entertainment
Company LP
8.375%, 07/15/2033	525,000	700,391
Time Warner, Inc.
4.850%, 07/15/2045	500,000	486,152
7.625%, 04/15/2031	285,000	384,236
Toyota Motor Credit Corp.
3.400%, 09/15/2021	320,000	333,229

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Viacom, Inc.
4.500%, 03/01/2021	$120,000	$126,587
		14,012,075
Consumer staples - 1.8%
Altria Group, Inc.
9.250%, 08/06/2019	105,000	121,964
Anheuser-Busch InBev Finance, Inc.
3.650%, 02/01/2026	800,000	808,880
4.900%, 02/01/2046	500,000	539,870
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019	460,000	516,586
7.750%, 01/15/2019	335,000	368,527
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	160,000	181,386
Campbell Soup Company
4.500%, 02/15/2019	300,000	313,743
Conagra Brands, Inc.
9.750%, 03/01/2021	175,000	214,898
CVS Health Corp.
3.875%, 07/20/2025	650,000	669,663
4.125%, 05/15/2021	60,000	63,467
CVS Pass-Through Trust
8.353%, 07/10/2031(S)	82,166	105,744
Diageo Capital PLC
4.828%, 07/15/2020	95,000	102,808
Edgewell Personal Care Company
4.700%, 05/19/2021	250,000	261,875
General Mills, Inc.
5.650%, 02/15/2019	315,000	336,631
Kellogg Company
4.150%, 11/15/2019	30,000	31,524
Kimberly-Clark Corp.
7.500%, 11/01/2018	250,000	272,683
Kraft Heinz Foods Company
3.000%, 06/01/2026	495,000	465,123
3.950%, 07/15/2025	600,000	608,454
6.125%, 08/23/2018	66,000	69,784
6.875%, 01/26/2039	40,000	49,888
PepsiCo, Inc.
2.850%, 02/24/2026	495,000	487,148
4.000%, 03/05/2042	270,000	268,386
5.500%, 01/15/2040	280,000	340,269
Philip Morris International, Inc.
3.600%, 11/15/2023	250,000	258,706
4.125%, 05/17/2021	320,000	339,526
Reynolds American, Inc.
3.250%, 11/01/2022(L)	270,000	269,983
Safeway, Inc.
6.350%, 08/15/2017	27,000	27,270
SC Johnson & Son, Inc.
4.000%, 05/15/2043(S)	250,000	244,458
The Clorox Company
5.950%, 10/15/2017	295,000	302,029
The Coca-Cola Company
3.150%, 11/15/2020	560,000	584,951

380

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
The Kroger Company
6.400%, 08/15/2017	$370,000	$376,556
Wal-Mart Stores, Inc.
4.125%, 02/01/2019	100,000	104,708
6.200%, 04/15/2038	125,000	162,937
7.550%, 02/15/2030	410,000	592,669
Walgreen Company
5.250%, 01/15/2019	84,000	88,606
		10,551,700
Energy - 2.5%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	280,000	330,138
Apache Corp.
3.625%, 02/01/2021	250,000	258,226
BP Capital Markets PLC
1.375%, 11/06/2017	500,000	499,542
2.750%, 05/10/2023	250,000	246,837
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	290,000	331,874
Cenovus Energy, Inc.
5.700%, 10/15/2019	40,000	43,170
Chevron Corp.
1.961%, 03/03/2020	850,000	849,945
4.950%, 03/03/2019	90,000	95,455
ConocoPhillips
5.750%, 02/01/2019	100,000	107,027
DCP Midstream Operating LP
9.750%, 03/15/2019(S)	95,000	106,638
Devon Energy Corp.
5.000%, 06/15/2045	485,000	486,483
Devon Financing Company LLC
7.875%, 09/30/2031	170,000	219,540
Enbridge Energy Partners LP
9.875%, 03/01/2019	125,000	142,172
Encana Corp.
6.500%, 08/15/2034	270,000	303,416
Energy Transfer Partners LP
6.125%, 12/15/2045	350,000	372,942
6.500%, 02/01/2042	50,000	53,965
6.700%, 07/01/2018	250,000	263,670
Ensco PLC
4.700%, 03/15/2021	360,000	352,800
Enterprise Products Operating LLC
4.850%, 08/15/2042	280,000	282,021
6.875%, 03/01/2033	130,000	159,771
EOG Resources, Inc.
4.100%, 02/01/2021	300,000	316,599
Exxon Mobil Corp.
2.397%, 03/06/2022	750,000	750,050
Kinder Morgan Energy Partners LP
6.375%, 03/01/2041	60,000	65,177
6.500%, 09/01/2039	180,000	199,554
9.000%, 02/01/2019	60,000	67,112
Kinder Morgan, Inc.
5.550%, 06/01/2045	375,000	384,462

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Magellan Midstream Partners LP
6.550%, 07/15/2019	$180,000	$197,109
Marathon Oil Corp.
3.850%, 06/01/2025	500,000	491,525
Nabors Industries, Inc.
9.250%, 01/15/2019	105,000	116,550
Nexen Energy ULC
6.200%, 07/30/2019	120,000	130,038
Noble Holding International, Ltd.
6.050%, 03/01/2041	50,000	36,000
Occidental Petroleum Corp.
4.100%, 02/01/2021	300,000	317,684
ONEOK Partners LP
6.650%, 10/01/2036	268,000	311,862
Petro-Canada
5.950%, 05/15/2035	235,000	275,299
6.050%, 05/15/2018	125,000	130,875
Petrobras Global Finance BV
4.375%, 05/20/2023	365,000	345,838
5.375%, 01/27/2021	400,000	411,933
6.750%, 01/27/2041	80,000	74,880
8.375%, 12/10/2018	90,000	97,200
Petroleos Mexicanos
4.875%, 01/18/2024	500,000	504,500
5.500%, 01/21/2021	320,000	339,200
6.625%, 06/15/2035	230,000	237,820
Plains All American Pipeline LP
8.750%, 05/01/2019	60,000	67,667
Repsol Oil & Gas Canada, Inc.
3.750%, 02/01/2021	60,000	59,212
7.750%, 06/01/2019	150,000	162,433
Shell International Finance BV
6.375%, 12/15/2038	90,000	116,220
Southern Natural Gas Company LLC
4.400%, 06/15/2021	250,000	263,781
Sunoco Logistics Partners
Operations LP
3.450%, 01/15/2023	170,000	167,597
The Williams Companies, Inc.
7.875%, 09/01/2021	190,000	219,450
Tosco Corp.
8.125%, 02/15/2030	383,000	530,046
Total Capital SA
4.125%, 01/28/2021	40,000	42,464
4.250%, 12/15/2021	60,000	64,580
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	405,000	480,630
Valero Energy Corp.
7.500%, 04/15/2032	270,000	343,133
Williams Partners LP
5.250%, 03/15/2020	400,000	430,327
		14,254,439
Financials - 8.3%
AEGON Funding Company LLC
5.750%, 12/15/2020	165,000	182,245

381

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
American Express Company
2.650%, 12/02/2022	$345,000	$341,926
American International Group, Inc.
6.250%, 05/01/2036	430,000	507,274
Asian Development Bank
5.593%, 07/16/2018	590,000	618,837
Bank of America Corp.
2.000%, 01/11/2018	500,000	501,282
2.625%, 10/19/2020	400,000	401,114
3.875%, 08/01/2025	400,000	407,052
5.000%, 05/13/2021	820,000	890,251
5.650%, 05/01/2018	500,000	520,186
5.875%, 01/05/2021	350,000	390,780
6.875%, 04/25/2018 to
11/15/2018	397,000	420,680
7.750%, 05/14/2038	480,000	659,229
Barclays PLC
4.375%, 01/12/2026	500,000	506,676
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021	60,000	64,487
5.400%, 05/15/2018	105,000	109,647
Berkshire Hathaway, Inc.
3.125%, 03/15/2026	500,000	499,469
Branch Banking & Trust Company
2.850%, 04/01/2021	500,000	507,629
Capital One Bank USA NA
3.375%, 02/15/2023	360,000	359,223
Capital One Financial Corp.
3.200%, 02/05/2025	2,000,000	1,936,402
Citigroup, Inc.
2.350%, 08/02/2021	500,000	492,195
2.400%, 02/18/2020	1,500,000	1,503,875
5.500%, 09/13/2025	400,000	437,264
CNA Financial Corp.
7.350%, 11/15/2019	280,000	315,781
Cooperatieve Rabobank UA
4.500%, 01/11/2021	500,000	536,181
Credit Suisse AG
3.000%, 10/29/2021	750,000	756,759
Credit Suisse Group Funding Guernsey, Ltd.
3.450%, 04/16/2021	575,000	582,556
3.750%, 03/26/2025	250,000	245,923
Discover Financial Services
5.200%, 04/27/2022	120,000	129,449
European Bank for Reconstruction
& Development
1.000%, 09/17/2018	500,000	496,913
European Investment Bank
1.750%, 06/17/2019	1,750,000	1,754,592
2.875%, 09/15/2020	700,000	721,437
GE Capital International Funding
Company Unlimited Company
4.418%, 11/15/2035	822,000	868,074
HSBC Holdings PLC
2.950%, 05/25/2021	575,000	577,768

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
6.500%, 09/15/2037	$660,000	$812,661
HSBC USA, Inc.
2.350%, 03/05/2020	1,000,000	1,003,470
Inter-American Development Bank
1.875%, 03/15/2021	1,100,000	1,096,600
7.000%, 06/15/2025	325,000	419,667
International Bank for
Reconstruction & Development
2.125%, 11/01/2020	1,300,000	1,310,223
International Finance Corp.
0.875%, 06/15/2018	600,000	596,956
Jefferies Group LLC
5.125%, 04/13/2018	330,000	340,323
JPMorgan Chase & Co.
3.375%, 05/01/2023	500,000	500,750
3.875%, 02/01/2024	1,300,000	1,351,199
4.350%, 08/15/2021	710,000	759,934
6.400%, 05/15/2038	125,000	161,491
KeyCorp
5.100%, 03/24/2021	250,000	272,798
KFW
1.000%, 06/11/2018	500,000	498,173
1.875%, 04/01/2019	1,000,000	1,006,969
4.375%, 03/15/2018	360,000	370,541
Lincoln National Corp.
7.000%, 06/15/2040	150,000	193,730
MetLife, Inc.
4.600%, 05/13/2046	500,000	525,045
6.817%, 08/15/2018	190,000	202,547
Moody’s Corp.
5.500%, 09/01/2020	60,000	65,667
Morgan Stanley
2.650%, 01/27/2020	300,000	302,829
2.800%, 06/16/2020	485,000	490,822
4.100%, 05/22/2023	750,000	774,488
5.950%, 12/28/2017	435,000	448,511
6.625%, 04/01/2018	503,000	526,395
7.300%, 05/13/2019	110,000	121,586
National Rural Utilities Cooperative
Finance Corp.
10.375%, 11/01/2018	180,000	203,830
Northern Trust Corp.
3.450%, 11/04/2020	300,000	312,273
PartnerRe Finance B LLC
5.500%, 06/01/2020	60,000	65,555
Prudential Financial, Inc.
5.375%, 06/21/2020	280,000	307,090
Reinsurance Group of America, Inc.
5.000%, 06/01/2021	50,000	54,402
Royal Bank of Canada
2.200%, 07/27/2018	600,000	604,145
State Street Corp.
3.100%, 05/15/2023	250,000	251,777
Stifel Financial Corp.
4.250%, 07/18/2024	500,000	506,182

382

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Sumitomo Mitsui Financial Group, Inc.
3.784%, 03/09/2026	$550,000	$562,043
SunTrust Banks, Inc.
6.000%, 09/11/2017	435,000	443,598
The Bank of New York Mellon Corp.
2.450%, 11/27/2020	450,000	452,462
The Bank of Nova Scotia
2.350%, 10/21/2020	400,000	400,891
The Bear Stearns Companies LLC
7.250%, 02/01/2018	710,000	742,044
The Chubb Corp.
5.750%, 05/15/2018	275,000	287,724
The Goldman Sachs Group, Inc.
2.625%, 04/25/2021	600,000	598,300
3.625%, 01/22/2023	500,000	512,502
3.750%, 02/25/2026	500,000	503,158
6.125%, 02/15/2033	375,000	454,028
6.150%, 04/01/2018	735,000	765,677
7.500%, 02/15/2019	240,000	263,371
The Hartford Financial Services
Group, Inc.
5.950%, 10/15/2036	170,000	199,859
The PNC Financial Services Group, Inc.
6.700%, 06/10/2019	310,000	341,028
The Toronto-Dominion Bank
1.800%, 07/13/2021	500,000	486,453
The Travelers Companies, Inc.
5.900%, 06/02/2019	310,000	336,438
Travelers Property Casualty Corp.
7.750%, 04/15/2026	50,000	66,242
U.S. Bancorp
3.000%, 03/15/2022	600,000	611,189
Wells Fargo & Company
3.450%, 02/13/2023	750,000	756,747
5.375%, 02/07/2035	1,500,000	1,734,096
5.625%, 12/11/2017	185,000	190,064
Westpac Banking Corp.
2.000%, 08/19/2021	600,000	586,302
XLIT, Ltd.
5.750%, 10/01/2021	310,000	344,267
		47,340,268
Health care - 2.5%
Abbott Laboratories
2.950%, 03/15/2025	300,000	286,599
3.750%, 11/30/2026	500,000	499,317
AbbVie, Inc.
2.900%, 11/06/2022	500,000	498,061
3.200%, 05/14/2026	716,000	688,202
4.400%, 11/06/2042	260,000	248,168
Actavis Funding SCS
3.800%, 03/15/2025	861,000	867,154
4.750%, 03/15/2045	960,000	966,380

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Agilent Technologies, Inc.
3.875%, 07/15/2023	$250,000	$259,557
Amgen, Inc.
4.400%, 05/01/2045	260,000	252,293
4.663%, 06/15/2051	159,000	158,639
5.700%, 02/01/2019	450,000	480,982
Anthem, Inc.
4.650%, 08/15/2044	150,000	152,219
6.375%, 06/15/2037	345,000	423,881
AstraZeneca PLC
5.900%, 09/15/2017	340,000	346,620
Becton, Dickinson and Company
3.250%, 11/12/2020	300,000	309,169
Celgene Corp.
3.875%, 08/15/2025	600,000	613,205
Cigna Corp.
4.000%, 02/15/2022	280,000	294,233
Covidien International Finance SA
6.000%, 10/15/2017	360,000	368,717
Express Scripts Holding Company
6.125%, 11/15/2041	330,000	375,662
Gilead Sciences, Inc.
3.650%, 03/01/2026	600,000	604,652
4.500%, 04/01/2021	330,000	354,535
GlaxoSmithKline Capital, Inc.
6.375%, 05/15/2038	210,000	275,975
Johnson & Johnson
5.850%, 07/15/2038	285,000	372,212
Laboratory Corp. of America
Holdings
4.625%, 11/15/2020	280,000	298,341
Life Technologies Corp.
5.000%, 01/15/2021	310,000	331,543
McKesson Corp.
4.750%, 03/01/2021	150,000	161,052
Medtronic, Inc.
5.600%, 03/15/2019	165,000	177,376
Merck & Company, Inc.
2.750%, 02/10/2025	850,000	839,030
Mylan, Inc.
2.600%, 06/24/2018	250,000	251,886
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	80,000	84,991
Pfizer, Inc.
2.750%, 06/03/2026	713,000	693,916
4.400%, 05/15/2044	264,000	275,575
Pharmacia LLC
6.500%, 12/01/2018	335,000	361,662
Quest Diagnostics, Inc.
4.700%, 03/30/2045	500,000	504,132
Thermo Fisher Scientific, Inc.
4.150%, 02/01/2024	350,000	367,234
UnitedHealth Group, Inc.
4.375%, 03/15/2042	50,000	51,818
5.800%, 03/15/2036	300,000	369,947
		14,464,935

383

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials - 2.0%
3M Company
3.000%, 08/07/2025	$330,000	$334,200
Burlington Northern Santa Fe LLC
4.400%, 03/15/2042	50,000	51,495
4.700%, 10/01/2019	250,000	266,940
Canadian Pacific Railway Company
4.450%, 03/15/2023	300,000	322,402
Caterpillar Financial Services Corp.
1.700%, 06/16/2018	485,000	485,162
Caterpillar, Inc.
3.400%, 05/15/2024	500,000	513,387
7.900%, 12/15/2018	95,000	104,541
CSX Corp.
3.350%, 11/01/2025	420,000	420,908
3.700%, 10/30/2020	270,000	281,338
Emerson Electric Company
2.625%, 12/01/2021	250,000	252,748
4.875%, 10/15/2019	250,000	269,049
FedEx Corp.
3.875%, 08/01/2042	420,000	383,316
8.000%, 01/15/2019	50,000	55,111
Fluor Corp.
3.375%, 09/15/2021	320,000	330,094
General Electric Company
4.500%, 03/11/2044	500,000	536,828
6.750%, 03/15/2032	66,000	88,966
6.875%, 01/10/2039	168,000	238,176
Ingersoll-Rand Global Holding
Company, Ltd.
6.875%, 08/15/2018	340,000	363,134
John Deere Capital Corp.
1.700%, 01/15/2020	550,000	545,982
Johnson Controls, Inc.
5.700%, 03/01/2041	150,000	169,780
L3 Technologies, Inc.
4.750%, 07/15/2020	150,000	160,338
Norfolk Southern Corp.
4.837%, 10/01/2041	240,000	259,498
Northrop Grumman Corp.
3.500%, 03/15/2021	150,000	156,326
Pitney Bowes, Inc.
6.250%, 03/15/2019	180,000	192,697
Precision Castparts Corp.
3.250%, 06/15/2025	500,000	504,898
Ryder System, Inc.
2.450%, 11/15/2018	250,000	252,063
Snap-on, Inc.
6.125%, 09/01/2021	310,000	356,254
The Boeing Company
1.650%, 10/30/2020	438,000	432,684
2.600%, 10/30/2025	438,000	426,535
8.750%, 09/15/2031	90,000	137,158
Tyco Electronics Group SA
6.550%, 10/01/2017	500,000	512,155
Union Pacific Corp.
3.250%, 08/15/2025	500,000	507,550

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
3.799%, 10/01/2051	$313,000	$292,187
4.000%, 02/01/2021	280,000	296,446
4.050%, 11/15/2045	500,000	499,415
United Technologies Corp.
6.125%, 07/15/2038	225,000	285,541
		11,285,302
Information technology - 2.5%
Alphabet, Inc.
3.625%, 05/19/2021	320,000	339,741
Apple, Inc.
2.400%, 05/03/2023	800,000	786,514
2.450%, 08/04/2026	1,060,000	1,002,593
3.250%, 02/23/2026	500,000	505,045
Applied Materials, Inc.
2.625%, 10/01/2020	470,000	477,236
3.900%, 10/01/2025	470,000	495,786
5.100%, 10/01/2035	470,000	525,737
Automatic Data Processing, Inc.
3.375%, 09/15/2025	752,000	775,924
Baidu, Inc.
3.000%, 06/30/2020	250,000	253,235
4.125%, 06/30/2025	250,000	259,902
Cisco Systems, Inc.
5.900%, 02/15/2039	80,000	102,157
eBay, Inc.
3.250%, 10/15/2020	250,000	257,613
Fiserv, Inc.
2.700%, 06/01/2020	250,000	252,799
HP, Inc.
3.750%, 12/01/2020	49,000	50,978
IBM Corp.
3.450%, 02/19/2026	1,115,000	1,141,620
4.000%, 06/20/2042	210,000	210,053
5.600%, 11/30/2039	21,000	25,862
Intel Corp.
2.700%, 12/15/2022	690,000	692,502
Leidos Holdings, Inc.
4.450%, 12/01/2020	300,000	312,000
Microsoft Corp.
2.000%, 11/03/2020	438,000	439,401
3.125%, 11/03/2025	438,000	442,164
3.750%, 05/01/2043	500,000	474,468
4.450%, 11/03/2045	438,000	462,572
Oracle Corp.
2.650%, 07/15/2026	310,000	295,152
2.950%, 05/15/2025	550,000	542,835
4.125%, 05/15/2045	500,000	486,285
5.750%, 04/15/2018	435,000	454,103
QUALCOMM, Inc.
3.450%, 05/20/2025	500,000	507,219
The Western Union Company
3.650%, 08/22/2018	100,000	102,344
Visa, Inc.
2.200%, 12/14/2020	463,000	464,759
3.150%, 12/14/2025	463,000	464,554
4.300%, 12/14/2045	463,000	485,981

384

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Xerox Corp.
6.750%, 12/15/2039	$60,000	$62,087
		14,151,221
Materials - 0.9%
Agrium, Inc.
6.750%, 01/15/2019	350,000	376,749
Barrick North America Finance LLC
4.400%, 05/30/2021	61,000	65,381
CRH America, Inc.
8.125%, 07/15/2018	220,000	237,261
E.I. du Pont de Nemours &
Company
3.625%, 01/15/2021	180,000	186,767
Freeport-McMoRan, Inc.
3.875%, 03/15/2023	500,000	459,810
Monsanto Company
2.850%, 04/15/2025	300,000	287,136
Newmont Mining Corp.
4.875%, 03/15/2042	270,000	271,303
Potash Corp. of Saskatchewan, Inc.
5.625%, 12/01/2040	150,000	168,114
PPG Industries, Inc.
3.600%, 11/15/2020	300,000	314,012
Praxair, Inc.
2.450%, 02/15/2022	240,000	239,740
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	100,000	113,494
Rio Tinto Finance USA PLC
4.750%, 03/22/2042	270,000	291,466
Rio Tinto Finance USA, Ltd.
3.750%, 06/15/2025 (L)	485,000	504,155
5.200%, 11/02/2040	250,000	287,428
Teck Resources, Ltd.
4.500%, 01/15/2021	70,000	72,559
6.250%, 07/15/2041	270,000	280,854
The Dow Chemical Company
4.375%, 11/15/2042	590,000	583,468
9.400%, 05/15/2039	130,000	204,937
Vale Overseas, Ltd.
6.875%, 11/10/2039	350,000	374,290
		5,318,924
Real estate - 0.4%
American Tower Corp.
4.500%, 01/15/2018	310,000	316,605
Boston Properties LP
4.125%, 05/15/2021	300,000	315,430
Essex Portfolio LP
5.200%, 03/15/2021	60,000	64,867
HCP, Inc.
3.875%, 08/15/2024	400,000	402,199
Kimco Realty Corp.
6.875%, 10/01/2019	60,000	66,817
Simon Property Group LP
3.500%, 09/01/2025	441,500	445,018
5.650%, 02/01/2020	330,000	359,086

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Ventas Realty LP
4.750%, 06/01/2021	$60,000	$64,224
Welltower, Inc.
4.950%, 01/15/2021	320,000	343,173
Weyerhaeuser Company
4.700%, 03/15/2021	150,000	159,299
		2,536,718
Telecommunication services - 1.2%
America Movil SAB de CV
3.125%, 07/16/2022 (L)	500,000	503,713
5.000%, 03/30/2020	61,000	65,377
AT&T, Inc.
3.000%, 02/15/2022	500,000	498,790
4.125%, 02/17/2026	575,000	583,050
4.300%, 12/15/2042	20,000	17,778
4.750%, 05/15/2046	900,000	842,439
5.150%, 03/15/2042	50,000	49,595
6.375%, 03/01/2041	360,000	411,190
British Telecommunications PLC
9.125%, 12/15/2030	190,000	285,067
Deutsche Telekom International
Finance BV
8.750%, 06/15/2030	146,000	213,212
Telefonica Emisiones SAU
7.045%, 06/20/2036	230,000	284,571
Telefonica Europe BV
8.250%, 09/15/2030	350,000	475,762
Verizon Communications, Inc.
2.625%, 02/21/2020	880,000	890,820
4.272%, 01/15/2036	458,000	422,886
4.522%, 09/15/2048	260,000	236,653
4.600%, 04/01/2021	650,000	694,493
Vodafone Group PLC
4.375%, 03/16/2021	110,000	116,772
5.450%, 06/10/2019	320,000	342,616
		6,934,784
Utilities - 1.9%
Berkshire Hathaway Energy Company
4.500%, 02/01/2045	500,000	520,738
6.125%, 04/01/2036	447,000	557,924
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021	246,000	258,882
Consolidated Edison Company of
New York, Inc.
7.125%, 12/01/2018	295,000	320,698
Constellation Energy Group, Inc.
5.150%, 12/01/2020	310,000	336,568
Dominion Resources, Inc.
3.900%, 10/01/2025	242,000	246,381
5.200%, 08/15/2019	110,000	117,525
Duke Energy Carolinas LLC
6.000%, 01/15/2038	200,000	251,820
7.000%, 11/15/2018	290,000	314,455
Duke Energy Corp.
3.750%, 04/15/2024	500,000	514,231

385

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
4.800%, 12/15/2045	$500,000	$527,815
Entergy Corp.
5.125%, 09/15/2020	310,000	334,855
Entergy Texas, Inc.
7.125%, 02/01/2019	50,000	54,337
Exelon Corp.
3.400%, 04/15/2026	542,000	533,016
Exelon Generation Company LLC
6.250%, 10/01/2039	160,000	165,882
Florida Power & Light Company
5.650%, 02/01/2037	290,000	355,974
Georgia Power Company
5.950%, 02/01/2039	335,000	390,162
Hydro-Quebec
8.400%, 01/15/2022	250,000	308,897
Indiana Michigan Power Company
6.050%, 03/15/2037	187,000	227,677
NiSource Finance Corp.
6.800%, 01/15/2019	380,000	411,062
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	188,000	271,686
Pacific Gas & Electric Company
3.500%, 10/01/2020	60,000	62,309
6.050%, 03/01/2034	454,000	568,251
PacifiCorp
6.000%, 01/15/2039	335,000	424,874
Pennsylvania Electric Company
5.200%, 04/01/2020	300,000	318,915
PPL Capital Funding, Inc.
3.400%, 06/01/2023	250,000	252,410
PPL WEM, Ltd.
5.375%, 05/01/2021(S)	60,000	64,841
Progress Energy, Inc.
4.400%, 01/15/2021	305,000	323,366
7.050%, 03/15/2019	50,000	54,617
Public Service Electric & Gas
Company
3.000%, 05/15/2025	250,000	250,665
San Diego Gas & Electric Company
6.125%, 09/15/2037	202,000	257,457
Southern California Edison
Company
5.350%, 07/15/2035	130,000	152,479
Southwestern Public Service
Company
8.750%, 12/01/2018	255,000	282,508
The Southern Company
3.250%, 07/01/2026	572,000	545,624
Virginia Electric & Power Company
3.450%, 09/01/2022	50,000	51,726
8.875%, 11/15/2038	190,000	307,485
		10,938,112
TOTAL CORPORATE BONDS (Cost $147,436,721)		$151,788,478

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
MUNICIPAL BONDS - 0.8%
Bay Area Toll Authority
(California)
6.907%, 10/01/2050	$50,000	$71,568
Illinois State Toll Highway
Authority
6.184%, 01/01/2034	150,000	189,252
Maryland State Transportation
Authority
5.888%, 07/01/2043	60,000	74,716
Metropolitan Washington Airports
Authority Dulles Toll Road
7.462%, 10/01/2046	40,000	56,578
New Jersey Turnpike Authority
7.102%, 01/01/2041	90,000	125,632
New York State Dormitory
Authority
5.628%, 03/15/2039	340,000	408,976
New York State Urban
Development Corp.
5.770%, 03/15/2039	300,000	360,852
North Carolina Turnpike
Authority
6.700%, 01/01/2039	60,000	64,586
State of California
7.300%, 10/01/2039	400,000	561,588
7.500%, 04/01/2034	80,000	113,187
State of Illinois, GO
5.100%, 06/01/2033	115,000	104,773
7.350%, 07/01/2035	280,000	297,884
State of Texas
5.517%, 04/01/2039	260,000	325,390
State of Utah
3.539%, 07/01/2025	390,000	407,843
4.554%, 07/01/2024	260,000	284,539
State of Washington
5.481%, 08/01/2039	260,000	319,582
Texas Transportation Commission
State Highway Fund
5.178%, 04/01/2030	310,000	363,776
University of California
5.770%, 05/15/2043	320,000	392,179
TOTAL MUNICIPAL BONDS (Cost $3,854,803)		$4,522,901

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.5%
Commercial and residential - 0.7%
Banc of America Commercial
Mortgage Trust, Series 2015-
UBS7, Class A4 3.705%,
09/15/2048	145,000	150,594
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3,
2.822%, 10/15/2045	500,000	503,100
Series 2012-CR5, Class A4,
2.771%, 12/10/2045	179,000	180,140

386

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Series 2014-CR21, Class A3,
3.528%, 12/10/2047	$700,000	$716,566
JPMBB Commercial Mortgage
Securities Trust, Series 2013-
C14, Class A4 4.133%,
08/15/2046 (P)	400,000	427,880
JPMorgan Chase Commercial
Mortgage Securities Trust,
Series 2013-C16, Class A4
4.166%, 12/15/2046	500,000	534,508
LB Commercial Mortgage Trust,
Series 2007-C3, Class A4
6.052%, 07/15/2044 (P)	128,069	128,680
Merrill Lynch Mortgage Trust,
Series 2008-C1, Class A4
5.690%, 02/12/2051	552,576	559,695
Morgan Stanley Bank of America
Merrill Lynch Trust, Series
2013-C7, Class A4 2.918%,
02/15/2046	240,000	242,358
Morgan Stanley Capital I Trust
Series 2007-T27, Class A4,
5.791%, 06/11/2042 (P)	282,342	282,706
Series 2011, Class C10, 5.033%,
09/15/2047 (P)(S)	190,000	206,598
		3,932,825
U.S. Government Agency - 0.8%
Federal Home Loan Mortgage Corp.
Series K005, Class A2, 4.317%,
11/25/2019	700,000	739,234
Series K013, Class A2, 3.974%,
01/25/2021 (P)	700,000	744,068
Series K041, Class A2, 3.171%,
10/25/2024	700,000	722,113
Series K047, Class A2, 3.329%,
05/25/2025 (P)	700,000	726,757
Series K050, Class A2, 3.334%,
08/25/2025 (P)	700,000	726,042
Series K712, Class A2, 1.869%,
11/25/2019	700,000	699,767
		4,357,981
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $8,474,520)		$8,290,806

ASSET BACKED SECURITIES - 0.2%
Ally Auto Receivables Trust,
Series 2015-1, Class A3
1.390%, 09/16/2019	351,357	351,425
Capital Auto Receivables Asset
Trust, Series 2014-2, Class C
2.410%, 05/20/2019	140,000	140,739

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Citibank Credit Card Issuance
Trust, Series 2008-A1, Class A1
5.350%, 02/07/2020	$500,000	$516,308
Honda Auto Receivables Owner
Trust, Series 2014-3, Class A3
0.880%, 06/15/2018	116,705	116,609
TOTAL ASSET BACKED SECURITIES (Cost $1,173,033)		$1,125,081

SECURITIES LENDING COLLATERAL - 3.2%
John Hancock Collateral Trust, 0.9609%
(W)(Y)	1,812,860	18,140,205
TOTAL SECURITIES LENDING COLLATERAL
(Cost $18,140,384)		$18,140,205

SHORT-TERM INVESTMENTS - 7.0%
Money market funds - 7.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
0.6179% (Y)	40,243,065	40,243,065
TOTAL SHORT-TERM INVESTMENTS
(Cost $40,243,065)		$40,243,065
Total Investments (Total Bond Market Trust B)
(Cost $613,216,206) - 109.3%		$625,432,848
Other assets and liabilities, net - (9.3%)		(53,023,336)
TOTAL NET ASSETS - 100.0%		$572,409,512

Security Abbreviations and Legend

GO	General Obligation
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(L)	A portion of this security is on loan as of 3-31-17. The value of securities on loan amounted to $17,765,665.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 3-31-17.

387

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.4%
Consumer discretionary - 12.6%
Auto components - 0.3%
Adient PLC	1,638	$119,033
American Axle & Manufacturing Holdings, Inc. (I)	1,888	35,457
Autoliv, Inc.	2,124	217,200
BorgWarner, Inc.	5,224	218,311
Cooper Tire & Rubber Company	1,257	55,748
Dana, Inc.	3,337	64,437
Dorman Products, Inc. (I)	809	66,443
Fox Factory Holding Corp. (I)	1,016	29,159
Gentex Corp.	6,749	143,956
Gentherm, Inc. (I)	919	36,071
Horizontal Global Corp. (I)	453	6,288
LCI Industries	570	56,886
Lear Corp.	1,760	249,181
Metaldyne Performance Group, Inc.	1,657	37,862
Modine Manufacturing Company (I)	1,300	15,860
Motorcar Parts of America, Inc. (I)	567	17,424
Shiloh Industries, Inc. (I)	550	7,497
Spartan Motors, Inc.	1,118	8,944
Standard Motor Products, Inc.	572	28,108
Stoneridge, Inc. (I)	901	16,344
Strattec Security Corp.	148	4,114
Superior Industries International, Inc.	626	15,869
Sypris Solutions, Inc. (I)	379	402
Tenneco, Inc.	1,311	81,833
The Goodyear Tire & Rubber Company	6,422	231,192
Tower International, Inc.	623	16,883
UQM Technologies, Inc. (I)	2,453	1,177
Visteon Corp. (I)	832	81,494
		1,863,173
Automobiles - 0.6%
Ford Motor Company	97,692	1,137,135
General Motors Company	37,542	1,327,485
Harley-Davidson, Inc.	4,319	261,300
Tesla, Inc. (I)(L)	4,242	1,180,549
Thor Industries, Inc.	1,235	118,721
Winnebago Industries, Inc.	747	21,850
		4,047,040
Distributors - 0.1%
Core-Mark Holding Company, Inc.	1,064	33,186
Genuine Parts Company	3,739	345,521
LKQ Corp. (I)	7,322	214,315
Pool Corp.	980	116,943
Weyco Group, Inc.	372	10,446
		720,411
Diversified consumer services - 0.2%
American Public Education, Inc. (I)	453	10,374
Ascent Capital Group, Inc., Class A (I)	363	5,129
Bridgepoint Education, Inc. (I)	1,121	11,961
Bright Horizons Family Solutions, Inc. (I)	1,463	106,053
Capella Education Company	323	27,463
Career Education Corp. (I)	1,891	16,452
Carriage Services, Inc.	545	14,780

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Diversified consumer services (continued)
Chegg, Inc. (I)(L)	2,115	$17,851
DeVry Education Group, Inc.	1,447	51,296
Graham Holdings Company, Class B	164	98,326
Grand Canyon Education, Inc. (I)	1,133	81,134
H&R Block, Inc.	5,344	124,248
Houghton Mifflin Harcourt Company (I)	2,990	30,349
ITT Educational Services, Inc. (I)	608	30
K12, Inc. (I)	1,084	20,759
Learning Tree International, Inc. (I)	519	1,038
Lincoln Educational Services Corp. (I)	678	1,905
Regis Corp. (I)	1,321	15,482
Service Corp. International	4,706	145,321
ServiceMaster Global Holdings, Inc. (I)	3,250	135,688
Sotheby’s (I)	1,396	63,490
StoneMor Partners LP	777	6,162
Strayer Education, Inc.	266	21,410
Weight Watchers International, Inc. (I)	1,789	27,855
		1,034,556
Hotels, restaurants and leisure - 2.1%
AG&E Holdings, Inc. (I)	43,352	9,316
Ambassadors Group, Inc. (I)	714	29
Aramark	5,840	215,321
Biglari Holdings, Inc. (I)	56	24,191
BJ’s Restaurants, Inc. (I)	542	21,897
Bloomin’ Brands, Inc.	2,665	52,580
Bob Evans Farms, Inc.	526	34,122
Bojangles’, Inc. (I)(L)	991	20,316
Boyd Gaming Corp. (I)	2,796	61,540
Brinker International, Inc. (L)	1,320	58,027
Buffalo Wild Wings, Inc. (I)	435	66,446
Caesars Entertainment Corp. (I)(L)	3,301	31,525
Carnival Corp.	13,398	789,276
Carrols Restaurant Group, Inc. (I)	909	12,862
Cedar Fair LP	1,367	92,696
Century Casinos, Inc. (I)	885	6,691
Chipotle Mexican Grill, Inc. (I)	699	311,418
Choice Hotels International, Inc.	1,306	81,756
Churchill Downs, Inc.	395	62,746
Chuy’s Holdings, Inc. (I)	396	11,801
ClubCorp Holdings, Inc.	1,666	26,739
Cracker Barrel Old Country Store, Inc. (L)	557	88,702
Darden Restaurants, Inc.	3,012	252,014
Dave & Buster’s Entertainment, Inc. (I)	980	59,868
Del Frisco’s Restaurant Group, Inc. (I)	746	13,465
Denny’s Corp. (I)	1,805	22,328
DineEquity, Inc.	453	24,652
Domino’s Pizza, Inc.	1,186	218,580
Dover Downs Gaming & Entertainment, Inc. (I)	2,511	2,637
Drive Shack, Inc.	1,798	7,462
Dunkin’ Brands Group, Inc.	2,168	118,546
El Pollo Loco Holdings, Inc. (I)(L)	861	10,289
Empire Resorts, Inc. (I)(L)	835	20,249

388

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Extended Stay America, Inc.	4,943	$78,791
Fiesta Restaurant Group, Inc. (I)	623	15,077
Fogo De Chao, Inc. (I)(L)	843	13,699
Gaming Partners International Corp.	617	6,170
Hilton Grand Vacations, Inc. (I)	2,367	67,838
Hilton Worldwide Holdings, Inc.	8,224	480,775
Hyatt Hotels Corp., Class A (I)	3,241	174,949
ILG, Inc.	3,211	67,303
International Speedway Corp., Class A	1,141	42,160
Intrawest Resorts Holdings, Inc. (I)	1,031	25,785
Isle of Capri Casinos, Inc. (I)	904	23,829
J Alexander’s Holdings, Inc. (I)	587	5,899
Jack in the Box, Inc.	774	78,731
Jamba, Inc. (I)(L)	581	5,258
Kona Grill, Inc. (I)	473	2,980
Las Vegas Sands Corp.	19,558	1,116,175
Luby’s, Inc. (I)	958	2,979
Marriott International, Inc., Class A	9,601	904,222
Marriott Vacations Worldwide Corp.	648	64,755
McDonald’s Corp.	20,421	2,646,766
MGM Resorts International	14,274	391,108
Monarch Casino & Resort, Inc. (I)	504	14,888
Nevada Gold & Casinos, Inc. (I)	2,788	5,938
Noodles & Company (I)	785	4,514
Norwegian Cruise Line Holdings, Ltd. (I)	5,806	294,538
Panera Bread Company, Class A (I)	568	148,742
Papa John’s International, Inc.	891	71,316
Papa Murphy’s Holdings, Inc. (I)	566	2,700
Penn National Gaming, Inc. (I)	1,978	36,455
Pinnacle Entertainment, Inc. (I)	1,529	29,846
Planet Fitness, Inc., Class A	2,411	46,460
Potbelly Corp. (I)	678	9,424
RCI Hospitality Holdings, Inc.	565	9,786
Red Robin Gourmet Burgers, Inc. (I)	311	18,178
Red Rock Resorts, Inc., Class A	2,796	62,015
Restaurant Brands International LP	82	4,579
Royal Caribbean Cruises, Ltd.	5,355	525,379
Ruby Tuesday, Inc. (I)	1,530	4,299
Ruth’s Hospitality Group, Inc.	855	17,143
Scientific Games Corp., Class A (I)	2,110	49,902
SeaWorld Entertainment, Inc.	1,999	36,522
Shake Shack, Inc., Class A (I)(L)	865	28,891
Six Flags Entertainment Corp.	2,241	133,317
Sonic Corp.	1,161	29,443
Speedway Motorsports, Inc.	1,120	21,101
Starbucks Corp.	35,816	2,091,296
Texas Roadhouse, Inc.	1,634	72,762
The Cheesecake Factory, Inc.	1,182	74,892
The Habit Restaurants, Inc., Class A (I)(L)	724	12,815
The Marcus Corp.	739	23,722
The Wendy’s Company	6,441	87,662
Town Sports International Holdings, Inc. (I)	871	3,092
Vail Resorts, Inc.	991	190,173

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Wingstop, Inc.	701	$19,824
Wyndham Worldwide Corp.	2,642	222,694
Wynn Resorts, Ltd.	2,440	279,648
Yum! Brands, Inc.	9,081	580,276
Zoe’s Kitchen, Inc. (I)(L)	517	9,565
		14,319,133
Household durables - 0.5%
AV Homes, Inc. (I)(L)	525	8,636
Bassett Furniture Industries, Inc.	337	9,065
Beazer Homes USA, Inc. (I)	922	11,184
CalAtlantic Group, Inc.	2,831	106,021
Cavco Industries, Inc. (I)	228	26,539
Century Communities, Inc. (I)	423	10,744
DR Horton, Inc.	8,916	296,992
Ethan Allen Interiors, Inc.	598	18,329
Flexsteel Industries, Inc.	163	8,215
GoPro, Inc., Class A (I)(L)	3,093	26,909
Green Brick Partners, Inc. (I)	1,444	14,368
Helen of Troy, Ltd. (I)	659	62,078
Hooker Furniture Corp.	437	13,569
Hovnanian Enterprises, Inc., Class A (I)	3,216	7,300
Installed Building Products, Inc. (I)	736	38,824
iRobot Corp. (I)	671	44,380
KB Home	2,015	40,058
La-Z-Boy, Inc.	1,265	34,155
Leggett & Platt, Inc.	3,165	159,263
Lennar Corp., Class A	5,645	288,968
Libbey, Inc.	573	8,354
M/I Homes, Inc. (I)	496	12,152
MDC Holdings, Inc.	1,230	36,962
Meritage Homes Corp. (I)	994	36,579
Mohawk Industries, Inc. (I)	1,864	427,769
NACCO Industries, Inc., Class A	219	15,286
Newell Brands, Inc.	11,894	561,040
NVR, Inc. (I)	92	193,833
PulteGroup, Inc.	8,273	194,829
Taylor Morrison Home Corp., Class A (I)	3,050	65,026
Tempur Sealy International, Inc. (I)	1,438	66,809
Toll Brothers, Inc. (I)	3,981	143,754
TopBuild Corp. (I)	928	43,616
TRI Pointe Group, Inc. (I)	3,949	49,520
Tupperware Brands Corp.	1,166	73,132
Turtle Beach Corp. (I)	1,303	1,179
Universal Electronics, Inc. (I)	338	23,153
Whirlpool Corp.	1,820	311,821
William Lyon Homes, Class A (I)	882	18,187
ZAGG, Inc. (I)	996	7,171
		3,515,769
Internet and direct marketing retail - 2.3%
1-800-Flowers.com, Inc., Class A (I)	1,610	16,422
Amazon.com, Inc. (I)	11,682	10,356,560
CafePress, Inc. (I)	462	1,395

389

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Internet and direct marketing retail (continued)
Duluth Holdings, Inc., Class B (I)	734	$15,627
Etsy, Inc. (I)	2,735	29,073
EVINE Live, Inc. (I)	2,055	2,630
Expedia, Inc.	3,711	468,217
Groupon, Inc. (I)	13,955	54,843
HSN, Inc.	1,254	46,523
Lands’ End, Inc. (I)(L)	774	16,602
Liberty Expedia Holdings, Inc. (I)	1,311	59,624
Liberty Interactive Corp., Series A (I)	14,835	296,997
Liberty TripAdvisor Holdings, Inc., Class A (I)	1,688	23,801
Liberty Ventures, Series A (I)	1,967	87,492
Netflix, Inc. (I)	10,552	1,559,691
Nutrisystem, Inc.	805	44,678
Overstock.com, Inc. (I)	704	12,109
PetMed Express, Inc. (L)	558	11,238
Shutterfly, Inc. (I)	874	42,205
The Priceline Group, Inc. (I)	1,215	2,162,664
TripAdvisor, Inc. (I)	3,203	138,241
Wayfair, Inc., Class A (I)(L)	2,040	82,600
		15,529,232
Leisure products - 0.1%
Acushnet Holdings Corp. (I)	1,990	34,387
American Outdoor Brands Corp. (I)(L)	1,224	24,247
Black Diamond, Inc. (I)	1,155	6,295
Brunswick Corp.	2,105	128,826
Callaway Golf Company	2,390	26,457
Escalade, Inc.	564	7,276
Hasbro, Inc.	3,180	317,428
JAKKS Pacific, Inc. (I)	750	4,125
Johnson Outdoors, Inc., Class A	385	14,053
Malibu Boats, Inc., Class A (I)	611	13,717
Marine Products Corp.	1,031	11,207
Mattel, Inc.	8,193	209,823
MCBC Holdings, Inc.	1,313	21,231
Nautilus, Inc. (I)	776	14,162
Polaris Industries, Inc. (L)	1,516	127,041
Sturm Ruger & Company, Inc. (L)	479	25,650
Vista Outdoor, Inc. (I)	1,391	28,641
		1,014,566
Media - 3.1%
AMC Entertainment Holdings, Inc., Class A	2,380	74,851
AMC Networks, Inc., Class A (I)	1,775	104,157
Ballantyne Strong, Inc. (I)	629	3,774
Cable One, Inc.	140	87,426
CBS Corp., Class B	10,516	729,390
Charter Communications, Inc., Class A (I)	6,656	2,178,642
Cinemark Holdings, Inc.	2,737	121,359
Clear Channel Outdoor Holdings, Inc., Class A	8,558	51,776
Comcast Corp., Class A	117,516	4,417,426

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Media (continued)
Cumulus Media, Inc. (I)	690	$221
Discovery Communications, Inc., Series A (I)	9,679	281,562
DISH Network Corp., Class A (I)	11,458	727,468
Entercom Communications Corp., Class A (L)	1,104	15,787
Entravision Communications Corp., Class A	1,989	12,332
Gannett Company, Inc.	2,647	22,182
Global Eagle Entertainment, Inc. (I)	1,985	6,332
Gray Television, Inc. (I)	1,733	25,129
Harte-Hanks, Inc. (I)	2,038	2,853
Hemisphere Media Group, Inc. (I)	1,373	16,133
Insignia Systems, Inc.	1,702	2,519
John Wiley & Sons, Inc., Class A	1,356	72,953
Liberty Braves Group, Class A (I)	1,739	41,632
Liberty Broadband Corp., Series A (I)	4,533	385,713
Liberty Media Corp-Liberty SiriusXM, Class A (I)	7,901	307,507
Liberty Media Corp., Series A (I)	2,036	66,577
Lions Gate Entertainment Corp., Class B (I)	3,992	97,325
Live Nation Entertainment, Inc. (I)	4,879	148,175
Loral Space & Communications, Inc. (I)	474	18,676
Media General, Inc. (I)	3,256	967
Meredith Corp.	1,103	71,254
MSG Networks, Inc., Class A (I)	1,841	42,987
National CineMedia, Inc.	1,475	18,629
New Media Investment Group, Inc.	1,064	15,119
News Corp., Class A	14,028	182,364
Nexstar Media Group, Inc.	1,137	79,761
NTN Buzztime, Inc. (I)	133	1,144
Omnicom Group, Inc.	5,882	507,087
Reading International, Inc., Class A (I)	649	10,085
Regal Entertainment Group, Class A (L)	3,772	85,172
RLJ Entertainment, Inc. (I)	480	1,190
Saga Communications, Inc., Class A	372	18,991
Salem Media Group, Inc.	744	5,543
Scholastic Corp.	896	38,143
Scripps Networks Interactive, Inc., Class A	3,125	244,906
Sinclair Broadcast Group, Inc., Class A	2,196	88,938
Sirius XM Holdings, Inc.	118,425	609,889
TEGNA, Inc.	5,294	135,632
The EW Scripps Company, Class A (I)	1,964	46,036
The Interpublic Group of Companies, Inc.	9,668	237,543
The Madison Square Garden Company, Class A (I)	580	115,832
The McClatchy Company, Class A (I)	267	2,582
The New York Times Company, Class A	3,720	53,568
The Walt Disney Company	39,047	4,427,539
Time Warner, Inc.	18,970	1,853,559
Time, Inc.	2,475	47,891
Twenty-First Century Fox, Inc., Class A	45,878	1,485,988
Viacom, Inc., Class B	9,904	461,724

390

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Media (continued)
World Wrestling Entertainment, Inc., Class A (L)	1,906	$42,351
		20,952,291
Multiline retail - 0.4%
Big Lots, Inc. (L)	1,190	57,929
Dillard’s, Inc., Class A	833	43,516
Dollar General Corp.	6,770	472,072
Dollar Tree, Inc. (I)	5,865	460,168
Fred’s, Inc., Class A (L)	1,038	13,598
Gordmans Stores, Inc. (I)	629	33
J.C. Penney Company, Inc. (I)(L)	7,487	46,120
Kohl’s Corp.	4,387	174,646
Macy’s, Inc.	7,374	218,565
Nordstrom, Inc. (L)	4,190	195,128
Ollie’s Bargain Outlet Holdings, Inc. (I)	1,452	48,642
Sears Holdings Corp. (I)(L)	2,576	29,598
Target Corp.	13,794	761,291
The Bon-Ton Stores, Inc. (I)	475	399
Tuesday Morning Corp. (I)	1,165	4,369
		2,526,074
Specialty retail - 2.2%
Aaron’s, Inc.	1,760	52,342
Abercrombie & Fitch Company, Class A (L)	1,748	20,854
Advance Auto Parts, Inc.	1,857	275,319
American Eagle Outfitters, Inc.	4,277	60,006
Asbury Automotive Group, Inc. (I)	499	29,990
Ascena Retail Group, Inc. (I)	4,607	19,626
At Home Group, Inc. (I)(L)	1,641	24,878
AutoNation, Inc. (I)	2,471	104,499
AutoZone, Inc. (I)	702	507,581
Barnes & Noble Education, Inc. (I)	930	8,919
Barnes & Noble, Inc.	1,949	18,028
Bed Bath & Beyond, Inc.	3,705	146,199
Best Buy Company, Inc.	7,744	380,618
Boot Barn Holdings, Inc. (I)(L)	735	7,269
Build-A-Bear Workshop, Inc. (I)	557	4,929
Burlington Stores, Inc. (I)	1,702	165,588
Cabela’s, Inc. (I)	1,645	87,366
Caleres, Inc.	1,051	27,767
Camping World Holdings, Inc., Class A	2,039	65,737
CarMax, Inc. (I)(L)	4,642	274,899
Chico’s FAS, Inc.	2,975	42,245
Christopher & Banks Corp. (I)	1,524	2,256
Citi Trends, Inc.	426	7,242
Conn’s, Inc. (I)(L)	865	7,569
CST Brands, Inc.	1,825	87,764
Destination Maternity Corp. (I)	921	3,923
Dick’s Sporting Goods, Inc.	2,707	131,723
DSW, Inc., Class A	1,901	39,313
Express, Inc. (I)	1,725	15,715
Five Below, Inc. (I)	1,268	54,917

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Specialty retail (continued)
Foot Locker, Inc.	3,255	$243,507
Francesca’s Holdings Corp. (I)	1,068	16,394
GameStop Corp., Class A (L)	2,455	55,360
Genesco, Inc. (I)	496	27,503
GNC Holdings, Inc., Class A (L)	1,670	12,291
Group 1 Automotive, Inc.	474	35,114
Guess?, Inc.	2,072	23,103
Haverty Furniture Companies, Inc.	645	15,706
hhgregg, Inc. (I)	733	92
Hibbett Sports, Inc. (I)	480	14,160
Kirkland’s, Inc. (I)	488	6,051
L Brands, Inc.	7,178	338,084
Lithia Motors, Inc., Class A	616	52,760
Lowe’s Companies, Inc.	21,426	1,761,431
Lumber Liquidators Holdings, Inc. (I)	593	12,447
MarineMax, Inc. (I)	667	14,441
Monro Muffler Brake, Inc.	814	42,409
Murphy USA, Inc. (I)	938	68,868
New York & Company, Inc. (I)	1,751	3,414
O’Reilly Automotive, Inc. (I)	2,301	620,902
Office Depot, Inc.	13,062	60,934
Party City Holdco, Inc. (I)(L)	2,820	39,621
Penske Automotive Group, Inc.	1,977	92,543
Pier 1 Imports, Inc.	2,131	15,258
Rent-A-Center, Inc. (L)	1,268	11,247
RH (I)(L)	1,041	48,157
Ross Stores, Inc.	9,899	652,047
Sally Beauty Holdings, Inc. (I)	3,491	71,356
Sears Hometown and Outlet Stores, Inc. (I)	553	2,157
Select Comfort Corp. (I)	1,097	27,195
Shoe Carnival, Inc.	551	13,538
Signet Jewelers, Ltd.	1,843	127,665
Sonic Automotive, Inc., Class A	1,076	21,574
Sportsman’s Warehouse Holdings, Inc. (I)	1,232	5,889
Stage Stores, Inc. (L)	827	2,142
Staples, Inc.	15,719	137,856
Stein Mart, Inc.	1,168	3,516
Tailored Brands, Inc.	1,105	16,509
Tandy Leather Factory, Inc. (I)	658	5,396
The Buckle, Inc. (L)	1,131	21,037
The Cato Corp., Class A	724	15,899
The Children’s Place, Inc.	421	50,541
The Container Store Group, Inc. (I)	1,158	4,898
The Finish Line, Inc., Class A	904	12,864
The Gap, Inc. (L)	10,223	248,317
The Home Depot, Inc.	29,942	4,396,384
The Michaels Companies, Inc. (I)	4,961	111,077
The TJX Companies, Inc.	16,041	1,268,522
The Wet Seal, Inc., Class A (I)	2,075	0
Tiffany & Company	3,043	289,998
Tile Shop Holdings, Inc.	1,280	24,640
Tilly’s, Inc., Class A	677	6,107
Tractor Supply Company	3,191	220,083
TravelCenters of America LLC (I)	1,139	6,948

391

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Specialty retail (continued)
Ulta Salon Cosmetics & Fragrance, Inc. (I)	1,561	$445,244
Urban Outfitters, Inc. (I)	2,715	64,508
Vitamin Shoppe, Inc. (I)	515	10,377
Williams-Sonoma, Inc.	2,080	111,530
Winmark Corp.	106	11,978
Zumiez, Inc. (I)	769	14,073
		14,728,743
Textiles, apparel and luxury goods - 0.7%
Carter’s, Inc.	1,183	106,233
Charles & Colvard, Ltd. (I)	983	944
Coach, Inc.	7,187	297,039
Columbia Sportswear Company	1,688	99,170
Crocs, Inc. (I)	2,044	14,451
Crown Crafts, Inc.	577	4,760
Culp, Inc.	318	9,922
Deckers Outdoor Corp. (I)	801	47,844
Fossil Group, Inc. (I)(L)	1,168	20,382
G-III Apparel Group, Ltd. (I)	1,125	24,626
Hanesbrands, Inc.	8,995	186,736
Iconix Brand Group, Inc. (I)	1,127	8,475
Kate Spade & Company (I)	2,991	69,481
Lakeland Industries, Inc. (I)	590	6,343
Movado Group, Inc.	660	16,467
NIKE, Inc., Class B	40,948	2,282,032
Oxford Industries, Inc.	405	23,190
Perry Ellis International, Inc. (I)	451	9,687
PVH Corp.	1,924	199,076
Ralph Lauren Corp.	1,988	162,261
Rocky Brands, Inc.	320	3,696
Skechers U.S.A., Inc., Class A (I)	3,789	104,008
Steven Madden, Ltd. (I)	1,519	58,557
Under Armour, Inc., Class A (I)(L)	11,000	217,580
Unifi, Inc. (I)	506	14,365
Vera Bradley, Inc. (I)	970	9,031
VF Corp.	10,306	566,521
Vince Holding Corp. (I)	896	1,389
Wolverine World Wide, Inc.	2,277	56,857
		4,621,123
		84,872,111
Consumer staples - 8.8%
Beverages - 1.7%
Brown-Forman Corp., Class B	9,576	442,220
Coca-Cola Bottling Company Consolidated	210	43,264
Constellation Brands, Inc., Class A	4,943	801,112
Craft Brew Alliance, Inc. (I)	652	8,704
Dr. Pepper Snapple Group, Inc.	4,628	453,174
MGP Ingredients, Inc.	421	22,831
Molson Coors Brewing Company, Class B	5,319	509,081
Monster Beverage Corp. (I)	14,065	649,381
National Beverage Corp.	1,122	94,843
PepsiCo, Inc.	35,196	3,937,025
Primo Water Corp. (I)	620	8,420

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples (continued)
Beverages (continued)
Reed’s, Inc. (I)	1,017	$4,221
The Boston Beer Company, Inc., Class A (I)	294	42,527
The Coca-Cola Company	105,905	4,494,608
Truett-Hurst, Inc. (I)	1,028	2,334
		11,513,745
Food and staples retailing - 2.1%
Casey’s General Stores, Inc.	942	105,740
Costco Wholesale Corp.	10,740	1,800,991
CVS Health Corp.	26,215	2,057,878
G. Willi-Food International, Ltd.	825	4,917
Ingles Markets, Inc., Class A	512	22,093
Natural Grocers by Vitamin Cottage, Inc. (I)	638	6,629
Performance Food Group Company (I)	2,759	65,664
PriceSmart, Inc.	723	66,661
Rite Aid Corp. (I)	25,078	106,582
Safeway, Inc. (I)	5,383	1,346
Safeway, Inc. (I)	5,383	108
Smart & Final Stores, Inc. (I)	1,821	22,034
SpartanNash Company	915	32,016
Sprouts Farmers Market, Inc. (I)	3,689	85,290
SUPERVALU, Inc. (I)	6,097	23,534
Sysco Corp.	13,444	698,012
The Andersons, Inc.	712	26,985
The Chefs’ Warehouse, Inc. (I)	749	10,411
The Kroger Company	23,319	687,677
United Natural Foods, Inc. (I)	1,230	53,173
US Foods Holding Corp. (I)	5,792	162,060
Village Super Market, Inc., Class A	298	7,897
Wal-Mart Stores, Inc.	75,528	5,444,058
Walgreens Boots Alliance, Inc.	26,638	2,212,286
Weis Markets, Inc.	672	40,085
Whole Foods Market, Inc.	7,679	228,220
		13,972,347
Food products - 1.9%
AdvancePierre Foods Holdings, Inc.	1,986	61,904
Amplify Snack Brands, Inc. (I)(L)	1,795	15,078
Archer-Daniels-Midland Company	14,052	646,954
B&G Foods, Inc.	1,919	77,240
Blue Buffalo Pet Products, Inc. (I)	4,709	108,307
Bunge, Ltd.	3,331	264,015
Cal-Maine Foods, Inc. (L)	1,128	41,510
Calavo Growers, Inc.	391	23,695
Campbell Soup Company	7,672	439,145
Conagra Brands, Inc.	10,906	439,948
Darling Ingredients, Inc. (I)	3,756	54,537
Dean Foods Company	2,078	40,853
Farmer Brothers Company (I)	451	15,943
Flowers Foods, Inc.	4,909	95,284
Fresh Del Monte Produce, Inc.	1,244	73,682
Freshpet, Inc. (I)(L)	980	10,780

392

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples (continued)
Food products (continued)
General Mills, Inc.	14,533	$857,592
Hormel Foods Corp.	13,232	458,224
Ingredion, Inc.	1,727	207,983
J&J Snack Foods Corp.	427	57,884
John B. Sanfilippo & Son, Inc.	291	21,298
Kellogg Company	8,631	626,697
Lamb Weston Holdings, Inc.	3,471	145,990
Lancaster Colony Corp.	662	85,292
Landec Corp. (I)	774	9,288
Lifeway Foods, Inc. (I)	598	6,417
Limoneira Company	516	10,790
McCormick & Company, Inc.	3,210	313,136
Mead Johnson Nutrition Company	4,460	397,297
Mondelez International, Inc., Class A	37,979	1,636,135
Omega Protein Corp.	623	12,491
Pilgrim’s Pride Corp.	6,123	137,798
Pinnacle Foods, Inc.	2,785	161,168
Post Holdings, Inc. (I)	1,528	133,731
Sanderson Farms, Inc.	556	57,735
Seaboard Corp.	28	116,745
Seneca Foods Corp., Class A (I)	278	10,036
Snyder’s-Lance, Inc.	2,304	92,874
The Hain Celestial Group, Inc. (I)	2,514	93,521
The Hershey Company	5,275	576,294
The J.M. Smucker Company	2,850	373,578
The Kraft Heinz Company	29,923	2,717,308
The WhiteWave Foods Company (I)	4,539	254,865
Tootsie Roll Industries, Inc. (L)	1,527	57,052
TreeHouse Foods, Inc. (I)	1,341	113,529
Tyson Foods, Inc., Class A	8,825	544,591
		12,696,214
Household products - 1.4%
Central Garden & Pet Company, Class A (I)	1,095	38,018
Church & Dwight Company, Inc.	6,562	327,247
Colgate-Palmolive Company	21,832	1,597,884
Energizer Holdings, Inc.	1,459	81,339
HRG Group, Inc. (I)	4,972	96,059
Kimberly-Clark Corp.	8,812	1,159,924
Orchids Paper Products Company (L)	313	7,512
The Clorox Company	3,234	436,040
The Procter & Gamble Company	65,725	5,905,391
WD-40 Company	367	39,985
		9,689,399
Personal products - 0.2%
Avon Products, Inc. (I)	9,953	43,793
Coty, Inc., Class A	18,465	334,770
Edgewell Personal Care Company (I)	1,392	101,811
elf Beauty, Inc. (I)(L)	1,222	35,194
Herbalife, Ltd. (I)(L)	2,243	130,408
Inter Parfums, Inc.	827	30,227
Lifevantage Corp. (I)(L)	400	2,148

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples (continued)
Personal products (continued)
Mannatech, Inc.	243	$3,961
Medifast, Inc.	325	14,420
Nu Skin Enterprises, Inc., Class A	1,393	77,367
Nutraceutical International Corp.	535	16,665
Revlon, Inc., Class A (I)	1,335	37,180
Synutra International, Inc. (I)	1,786	10,627
The Estee Lauder Companies, Inc., Class A	9,069	768,961
The Female Health Company (I)	941	950
United-Guardian, Inc.	255	3,749
USANA Health Sciences, Inc. (I)	556	32,026
		1,644,257
Tobacco - 1.5%
Altria Group, Inc.	47,895	3,420,661
Philip Morris International, Inc.	38,103	4,301,829
Reynolds American, Inc.	35,045	2,208,536
Universal Corp.	512	36,224
Vector Group, Ltd.	3,902	81,162
		10,048,412
		59,564,374
Energy - 6.9%
Energy equipment and services - 0.9%
Archrock Partners LP	1,288	22,102
Archrock, Inc.	1,574	19,518
Atwood Oceanics, Inc. (I)(L)	1,533	14,609
Baker Hughes, Inc.	10,509	628,648
Basic Energy Services, Inc. (I)	846	28,223
Bristow Group, Inc.	775	11,788
C&J Energy Services, Inc. (I)	2,951	0
CARBO Ceramics, Inc. (I)(L)	550	7,172
CSI Compressco LP (I)	937	9,183
Dawson Geophysical Company (I)	413	2,296
Diamond Offshore Drilling, Inc. (I)	3,330	55,644
Dril-Quip, Inc. (I)	921	50,241
Era Group, Inc. (I)	1,188	15,753
Exterran Corp. (I)	787	24,751
Fairmount Santrol Holdings, Inc. (I)	5,699	41,774
Forum Energy Technologies, Inc. (I)	2,178	45,085
Geospace Technologies Corp. (I)	318	5,161
Gulfmark Offshore, Inc., Class A (I)(L)	652	228
Halliburton Company	21,289	1,047,632
Helix Energy Solutions Group, Inc. (I)	2,492	19,363
Helmerich & Payne, Inc. (L)	2,579	171,684
Hi-Crush Partners LP (I)	1,939	33,642
Hornbeck Offshore Services, Inc. (I)(L)	906	4,014
Key Energy Services, Inc. (I)	18	418
Mammoth Energy Partners LP (I)	1,121	24,113
Matrix Service Company (I)	756	12,474
McDermott International, Inc. (I)	5,524	37,287
Mitcham Industries, Inc. (I)	331	1,622
Nabors Industries, Ltd.	6,927	90,536
National Oilwell Varco, Inc.	9,572	383,741
Natural Gas Services Group, Inc. (I)	382	9,951

393

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Energy equipment and services (continued)
Newpark Resources, Inc. (I)	1,864	$15,098
Nuverra Environmental Solutions, Inc. (I)	513	124
Oceaneering International, Inc.	2,388	64,667
Oil States International, Inc. (I)	1,241	41,139
Parker Drilling Company (I)	3,008	5,264
Patterson-UTI Energy, Inc.	4,083	99,094
PHI, Inc. (I)	416	4,984
Pioneer Energy Services Corp. (I)	1,558	6,232
RigNet, Inc. (I)	493	10,575
Rowan Companies PLC, Class A (I)	2,839	44,232
RPC, Inc. (L)	5,171	94,681
Schlumberger, Ltd.	34,183	2,669,692
SEACOR Holdings, Inc. (I)	397	27,468
Smart Sand, Inc. (I)	1,036	16,835
Superior Energy Services, Inc. (I)	3,634	51,821
TechnipFMC PLC (I)	5,491	178,458
Tesco Corp. (I)	1,032	8,308
TETRA Technologies, Inc. (I)	2,105	8,567
Tidewater, Inc. (I)(L)	1,167	1,342
Unit Corp. (I)	1,166	28,171
USA Compression Partners LP	1,391	23,494
Willbros Group, Inc. (I)	1,365	3,740
		6,222,639
Oil, gas and consumable fuels - 6.0%
Abraxas Petroleum Corp. (I)	2,156	4,355
Adams Resources & Energy, Inc.	152	5,677
Alliance Holdings GP LP	1,310	35,933
Alliance Resource Partners LP	1,688	36,545
Alon USA Energy, Inc.	1,778	21,674
Alon USA Partners LP	1,451	13,291
American Midstream Partners LP (L)	1,957	29,061
Amyris, Inc. (I)	4,111	2,179
Anadarko Petroleum Corp.	13,761	853,182
Antero Midstream Partners LP	4,222	140,002
Antero Resources Corp. (I)	7,803	177,986
Apache Corp.	9,380	482,038
Arch Coal, Inc., Class A (I)	666	45,914
Atlas Energy Group LLC (I)	624	156
Bill Barrett Corp. (I)	1,147	5,219
Black Stone Minerals LP (L)	4,666	77,036
Blueknight Energy Partners LP	1,840	12,420
Boardwalk Pipeline Partners LP	5,836	106,857
Bonanza Creek Energy, Inc. (I)	1,298	1,506
BP Prudhoe Bay Royalty Trust (L)	520	10,452
BreitBurn Energy Partners LP (I)	5,548	422
Buckeye Partners LP	3,460	237,218
Cabot Oil & Gas Corp.	11,097	265,329
California Resources Corp. (I)(L)	1,114	16,755
Callon Petroleum Company (I)	5,081	66,866
Calumet Specialty Products Partners LP (I)	1,730	6,574
Camber Energy, Inc. (I)(L)	1,204	709
Carrizo Oil & Gas, Inc. (I)	1,471	42,159
Cheniere Energy Partners LP (L)	8,142	263,068

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Oil, gas and consumable fuels (continued)
Cheniere Energy, Inc. (I)	5,652	$267,170
Chesapeake Energy Corp. (I)(L)	22,160	131,630
Chevron Corp.	46,346	4,976,170
Cimarex Energy Company	2,403	287,134
Clayton Williams Energy, Inc. (I)(L)	450	59,436
Clean Energy Fuels Corp. (I)	2,565	6,541
Cloud Peak Energy, Inc. (I)	1,465	6,710
Cobalt International Energy, Inc. (I)	10,199	5,440
Comstock Resources, Inc. (I)	240	2,215
Concho Resources, Inc. (I)	3,603	462,409
Cone Midstream Partners LP	1,410	33,290
ConocoPhillips	30,489	1,520,486
CONSOL Energy, Inc. (I)	5,391	90,461
Continental Resources, Inc. (I)	9,268	420,953
Crestwood Equity Partners LP (L)	1,757	46,121
CrossAmerica Partners LP	777	20,342
CVR Refining LP (I)	3,624	34,247
DCP Midstream Partners LP (L)	2,713	106,431
Delek Logistics Partners LP (L)	591	19,680
Delek US Holdings, Inc.	1,438	34,900
Denbury Resources, Inc. (I)(L)	8,232	21,239
Devon Energy Corp.	12,974	541,275
DHT Holdings, Inc.	104	465
Diamondback Energy, Inc. (I)	2,200	228,173
Dominion Midstream Partners LP (L)	1,950	62,303
Dorchester Minerals LP	915	15,738
Dorian LPG, Ltd. (I)	1,398	14,721
Eclipse Resources Corp. (I)	5,786	14,696
Emerge Energy Services LP (I)	540	7,479
Enable Midstream Partners LP	5,323	88,841
Enbridge Energy Management LLC (I)	2,112	38,903
Enbridge Energy Partners LP	6,298	119,662
Energen Corp. (I)	2,343	127,553
Energy Fuels, Inc. (I)(L)	636	1,380
Energy Transfer Equity LP	25,957	512,132
Energy Transfer Partners LP	13,452	491,267
Energy XXI, Ltd. (I)	5,192	0
EnLink Midstream LLC (L)	4,365	84,681
EnLink Midstream Partners LP (I)	8,945	163,694
Enterprise Products Partners LP	51,673	1,426,692
EOG Resources, Inc.	14,179	1,383,161
EP Energy Corp., Class A (I)(L)	5,818	27,636
EQT Corp.	4,416	269,818
EQT GP Holdings LP (L)	6,386	174,849
EQT Midstream Partners LP	2,088	160,567
EV Energy Partners LP (I)	1,057	1,564
EXCO Resources, Inc. (I)	6,714	4,162
Extraction Oil & Gas, Inc. (I)	3,604	66,854
Exxon Mobil Corp.	101,810	8,349,438
Foresight Energy LP (I)	1,572	9,841
Gastar Exploration, Inc. (I)	4,814	7,414
Gener8 Maritime, Inc. (I)	2,175	12,332
Genesis Energy LP (L)	3,134	101,604
Gevo, Inc. (I)	27	31

394

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Oil, gas and consumable fuels (continued)
Global Partners LP	689	$13,436
Green Plains, Inc.	981	24,280
Gulfport Energy Corp. (I)	3,939	67,711
Halcon Resources Corp. (I)(L)	2,411	18,565
Hallador Energy Company	826	6,616
Harvest Natural Resources, Inc. (I)	245	1,627
Hess Corp.	7,894	380,570
Holly Energy Partners LP	1,400	49,994
HollyFrontier Corp.	4,214	119,425
Houston American Energy Corp. (I)	690	186
Hugoton Royalty Trust (L)	1,047	1,989
Hyperdynamics Corp. (I)	479	690
International Seaways, Inc. (I)	551	10,535
Isramco, Inc. (I)	58	6,795
Jones Energy, Inc., Class A (I)(L)	1,682	4,290
Kinder Morgan, Inc.	54,874	1,192,961
Laredo Petroleum, Inc. (I)	5,556	81,118
Legacy Reserves LP (I)	2,032	4,653
LinnCo LLC (I)	2,890	125
Magellan Midstream Partners LP	5,696	438,079
Marathon Oil Corp.	21,438	338,720
Marathon Petroleum Corp.	13,021	658,081
Martin Midstream Partners LP	822	16,440
Matador Resources Company (I)	2,374	56,477
Memorial Production Partners LP	2,018	244
Mid-Con Energy Partners LP (I)	778	1,844
Midcoast Energy Partners LP	1,048	8,436
MPLX LP	8,895	320,932
Murphy Oil Corp.	4,071	116,390
Natural Resource Partners LP	256	9,254
Newfield Exploration Company (I)	4,760	175,692
Noble Energy, Inc.	10,756	369,361
Northern Oil and Gas, Inc. (I)(L)	1,562	4,061
NuStar Energy LP	1,916	99,594
NuStar GP Holdings LLC	1,048	29,292
Oasis Petroleum, Inc. (I)	5,948	84,818
Occidental Petroleum Corp.	18,800	1,191,168
ONEOK Partners LP	7,175	387,378
ONEOK, Inc.	5,318	294,830
Overseas Shipholding Group, Inc., Class A (I)	1,656	6,392
Pacific Ethanol, Inc. (I)	607	4,158
Panhandle Oil and Gas, Inc., Class A	388	7,450
Parsley Energy, Inc., Class A (I)	4,458	144,930
PBF Energy, Inc., Class A (L)	3,010	66,732
PBF Logistics LP	511	11,012
PDC Energy, Inc. (I)	1,416	88,288
Peabody Energy Corp. (I)	438	298
PennTex Midstream Partners LP	417	7,189
PetroQuest Energy, Inc. (I)	417	1,143
Phillips 66	12,771	1,011,719
Phillips 66 Partners LP	2,681	137,669
Pioneer Natural Resources Company	4,177	777,883
Plains All American Pipeline LP	16,206	512,272

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Oil, gas and consumable fuels (continued)
Plains GP Holdings LP, Class A	2,527	$78,994
QEP Resources, Inc. (I)	5,793	73,629
Range Resources Corp.	5,898	171,632
Renewable Energy Group, Inc. (I)	1,196	12,498
Resolute Energy Corp. (I)(L)	442	17,857
REX American Resources Corp. (I)	197	17,827
Rhino Resource Partners LP (I)	112	532
Rice Energy, Inc. (I)	5,100	120,870
Rice Midstream Partners LP (L)	2,037	51,373
RSP Permian, Inc. (I)	3,545	146,869
Sanchez Energy Corp. (I)(L)	1,465	13,976
SandRidge Energy, Inc. (I)(L)	903	16,696
SandRidge Mississippian Trust	505	707
SemGroup Corp., Class A	1,589	57,204
Shell Midstream Partners LP	4,562	147,033
Ship Finance International, Ltd. (L)	2,094	30,782
SM Energy Company	2,439	58,585
Southwestern Energy Company (I)	12,412	101,406
Spectra Energy Partners LP	7,671	334,916
SRC Energy, Inc. (I)(L)	4,684	39,533
Stone Energy Corp. (I)	22	480
Summit Midstream Partners LP	1,653	39,672
Sunoco Logistics Partners LP (L)	8,233	201,050
Sunoco LP	2,643	63,881
Swift Energy Company (I)	9	248
Syntroleum Corp. (I)	371	247
Tallgrass Energy GP LP	3,872	111,359
Tallgrass Energy Partners LP	1,697	90,280
Targa Resources Corp.	4,476	268,112
TC PipeLines LP (L)	1,593	95,038
Teekay Corp. (L)	1,672	15,248
Tengasco, Inc. (I)	1,070	396
Tesoro Corp.	2,845	230,616
Tesoro Logistics LP	2,585	140,805
The Williams Companies, Inc.	18,492	547,178
TransMontaigne Partners LP	375	16,755
Triangle Petroleum Corp. (I)	2,167	189
U.S. Energy Corp. (I)	175	156
Uranium Energy Corp. (I)	2,161	3,069
Uranium Resources, Inc. (I)(L)	3,461	6,507
USD Partners LP	774	9,520
VAALCO Energy, Inc. (I)	1,471	1,349
Valero Energy Corp.	11,193	741,984
Valero Energy Partners LP (L)	1,671	80,058
Vanguard Natural Resources LLC (I)	658	58
Viper Energy Partners LP	1,860	33,443
Voc Energy Trust	1,007	3,535
W&T Offshore, Inc. (I)	1,817	5,033
Western Gas Equity Partners LP	5,241	241,610
Western Gas Partners LP	3,142	189,934
Western Refining Logistics LP (L)	1,243	31,634
Western Refining, Inc.	2,721	95,425
Westmoreland Coal Company (I)	461	6,694
Westmoreland Resource Partners LP (I)	664	3,187

395

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Oil, gas and consumable fuels (continued)
Whiting Petroleum Corp. (I)	7,175	$67,876
World Fuel Services Corp.	1,687	61,154
World Point Terminals LP (L)	1,085	17,653
WPX Energy, Inc. (I)	8,724	116,814
Yuma Energy, Inc. (I)	124	290
		40,417,762
		46,640,401
Financials - 14.4%
Banks - 6.1%
1st Source Corp.	685	32,161
Access National Corp. (L)	397	11,918
Allegiance Bancshares, Inc. (I)	407	15,140
American National Bankshares, Inc.	401	14,937
Ameris Bancorp	787	36,281
AmeriServ Financial, Inc.	1,409	5,284
Ames National Corp.	411	12,577
Arrow Financial Corp.	401	13,594
Associated Banc-Corp.	3,482	84,961
Banc of California, Inc. (L)	1,252	25,916
BancFirst Corp.	357	32,094
BancorpSouth, Inc.	2,182	66,006
Bank of America Corp.	248,280	5,856,925
Bank of Hawaii Corp.	1,017	83,760
Bank of Marin Bancorp	216	13,900
Bank of the Ozarks, Inc.	2,963	154,106
BankUnited, Inc.	2,854	106,483
Banner Corp.	845	47,016
Bar Harbor Bankshares	564	18,657
BB&T Corp.	19,693	880,277
Berkshire Hills Bancorp, Inc.	657	23,685
Blue Hills Bancorp, Inc.	748	13,352
BNC Bancorp	1,033	36,207
BOK Financial Corp.	1,606	125,702
Boston Private Financial Holdings, Inc.	2,048	33,587
Bridge Bancorp, Inc.	443	15,505
Brookline Bancorp, Inc.	1,880	29,422
Bryn Mawr Bank Corp.	468	18,486
Camden National Corp.	385	16,955
Capital Bank Financial Corp., Class A	371	16,101
Capital City Bank Group, Inc.	700	14,973
Cardinal Financial Corp.	786	23,533
Cascade Bancorp (I)	2,560	19,738
Cathay General Bancorp	1,785	67,259
CenterState Banks, Inc.	1,116	28,904
Central Pacific Financial Corp.	770	23,516
Century Bancorp, Inc., Class A	253	15,389
Chemical Financial Corp.	1,883	96,315
CIT Group, Inc.	4,816	206,751
Citigroup, Inc.	70,094	4,193,023
Citizens & Northern Corp.	620	14,434
Citizens Financial Group, Inc.	12,633	436,470
City Holding Company	365	23,535

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
CNB Financial Corp.	615	$14,692
CoBiz Financial, Inc.	899	15,103
Columbia Banking System, Inc.	1,342	52,325
Comerica, Inc.	4,208	288,585
Commerce Bancshares, Inc.	2,299	129,112
Community Bank Systems, Inc.	990	54,430
Community Trust Bancorp, Inc.	429	19,627
ConnectOne Bancorp, Inc.	880	21,340
CU Bancorp (I)	517	20,499
Cullen/Frost Bankers, Inc.	1,642	146,089
Customers Bancorp, Inc. (I)	591	18,634
CVB Financial Corp.	2,526	55,799
Eagle Bancorp, Inc. (I)	854	50,984
East West Bancorp, Inc.	3,731	192,557
Eastern Virginia Bankshares, Inc.	783	8,206
Enterprise Bancorp, Inc.	379	13,174
Enterprise Financial Services Corp.	463	19,631
Farmers Capital Bank Corp.	348	14,059
FB Financial Corp. (I)	718	25,388
FCB Financial Holdings, Inc., Class A (I)	906	44,892
Fidelity Southern Corp.	691	15,465
Fifth Third Bancorp	18,310	465,074
Financial Institutions, Inc.	436	14,366
First BanCorp (I)	5,138	29,030
First Bancorp	600	17,574
First Bancorp, Inc.	515	14,034
First Busey Corp.	887	26,078
First Citizens BancShares, Inc., Class A	285	95,580
First Commonwealth Financial Corp.	2,339	31,015
First Community Bancshares, Inc.	511	12,760
First Connecticut Bancorp, Inc.	622	15,426
First Financial Bancorp	1,424	39,089
First Financial Bankshares, Inc. (L)	1,935	77,594
First Financial Corp.	366	17,385
First Hawaiian, Inc.	3,495	104,570
First Horizon National Corp.	6,346	117,401
First Interstate BancSystem, Inc., Class A	1,017	40,324
First Merchants Corp.	902	35,467
First Midwest Bancorp, Inc.	1,885	44,637
First NBC Bank Holding Company (I)	623	2,492
First Republic Bank	3,655	342,876
First US Bancshares, Inc.	1,698	21,004
Flushing Financial Corp.	641	17,224
FNB Corp.	7,652	113,785
Franklin Financial Network, Inc. (I)	275	10,656
Fulton Financial Corp.	4,252	75,898
German American Bancorp, Inc.	400	18,936
Glacier Bancorp, Inc.	1,833	62,194
Great Southern Bancorp, Inc.	365	18,433
Great Western Bancorp, Inc.	1,278	54,200
Guaranty Bancorp	637	15,511
Hancock Holding Company	1,832	83,448
Hanmi Financial Corp.	689	21,187
HarborOne Bancorp, Inc. (I)	999	18,971

396

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
Heartland Financial USA, Inc.	556	$27,772
Heritage Commerce Corp.	1,070	15,087
Heritage Financial Corp.	791	19,577
Heritage Oaks Bancorp (I)	1,292	17,248
Hilltop Holdings, Inc.	2,495	68,538
Home BancShares, Inc.	3,500	94,745
Hope Bancorp, Inc.	3,241	62,130
Horizon Bancorp	573	15,024
Huntington Bancshares, Inc.	27,129	363,257
IBERIABANK Corp.	942	74,512
Independent Bank Corp. (MA)	558	36,270
Independent Bank Corp. (MI)	832	17,222
Independent Bank Group, Inc.	409	26,299
International Bancshares Corp.	1,624	57,490
Investors Bancorp, Inc.	7,583	109,044
JPMorgan Chase & Co.	87,825	7,714,548
KeyCorp	26,436	470,032
Lakeland Bancorp, Inc.	1,145	22,442
Lakeland Financial Corp.	535	23,069
LegacyTexas Financial Group, Inc.	1,099	43,850
Live Oak Bancshares, Inc. (L)	879	19,030
M&T Bank Corp.	3,774	583,951
Macatawa Bank Corp.	1,149	11,352
MainSource Financial Group, Inc.	561	18,474
MB Financial, Inc.	2,191	93,819
Mercantile Bank Corp.	458	15,755
Merchants Bancshares, Inc.	374	18,214
Midland States Bancorp, Inc.	563	19,362
MidWestOne Financial Group, Inc.	398	13,647
MutualFirst Financial, Inc.	388	12,241
National Bank Holdings Corp., Class A	815	26,488
National Bankshares, Inc. (L)	347	13,030
National Commerce Corp. (I)	455	16,653
NBT Bancorp, Inc.	992	36,773
Northrim BanCorp, Inc.	304	9,135
OFG Bancorp (L)	1,164	13,735
Old National Bancorp	3,849	66,780
Pacific Continental Corp.	640	15,680
Pacific Premier Bancorp, Inc. (I)	598	23,053
PacWest Bancorp	2,892	154,028
Park National Corp.	373	39,240
Peapack Gladstone Financial Corp.	529	15,653
Penns Woods Bancorp, Inc.	256	11,123
Penson Worldwide, Inc. (I)	1,757	7
People’s United Financial, Inc.	7,363	134,007
People’s Utah Bancorp	695	18,383
Peoples Bancorp, Inc.	546	17,286
Pinnacle Financial Partners, Inc.	1,118	74,291
Popular, Inc.	2,351	95,756
Porter Bancorp, Inc. (I)	120	1,127
Preferred Bank	403	21,625
PrivateBancorp, Inc.	1,932	114,703
Prosperity Bancshares, Inc.	1,848	128,824
QCR Holdings, Inc.	346	14,653

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
Regions Financial Corp.	30,295	$440,186
Renasant Corp.	1,074	42,627
Republic Bancorp, Inc., Class A	485	16,679
Republic First Bancorp, Inc. (I)	1,946	16,152
S&T Bancorp, Inc.	834	28,856
Sandy Spring Bancorp, Inc.	550	22,545
Seacoast Banking Corp. of Florida (I)	961	23,045
ServisFirst Bancshares, Inc.	1,310	47,658
Sierra Bancorp	534	14,648
Signature Bank (I)	1,310	194,391
Simmons First National Corp., Class A	693	38,219
South State Corp.	827	73,892
Southside Bancshares, Inc.	561	18,833
Southwest Bancorp, Inc.	631	16,501
State Bank Financial Corp.	898	23,456
Sterling Bancorp	3,154	74,750
Stock Yards Bancorp, Inc.	522	21,219
Suffolk Bancorp (I)	326	13,174
Sun Bancorp, Inc.	653	15,933
SunTrust Banks, Inc.	11,948	660,724
SVB Financial Group (I)	1,318	245,267
Synovus Financial Corp.	3,049	125,070
TCF Financial Corp.	4,229	71,978
Texas Capital Bancshares, Inc. (I)	1,381	115,244
The Bancorp, Inc. (I)	1,064	5,426
The First of Long Island Corp.	640	17,312
The PNC Financial Services Group, Inc.	11,900	1,430,856
Tompkins Financial Corp.	309	24,890
Towne Bank	1,303	42,217
TriCo Bancshares	545	19,364
TriState Capital Holdings, Inc. (I)	734	17,139
Triumph Bancorp, Inc. (I)	720	18,576
Trustmark Corp.	1,580	50,228
U.S. Bancorp	41,585	2,141,628
UMB Financial Corp.	1,204	90,673
Umpqua Holdings Corp.	5,147	91,308
Union Bankshares Corp.	1,081	38,030
United Bankshares, Inc. (L)	2,023	85,472
United Community Banks, Inc.	1,765	48,873
United Security Bancshares/Fresno CA (I)	912	6,658
Univest Corp. of Pennsylvania	619	16,032
Valley National Bancorp	7,286	85,975
Veritex Holdings, Inc. (I)	731	20,556
Washington Trust Bancorp, Inc.	492	24,256
WashingtonFirst Bankshare, Inc.	390	10,920
Webster Financial Corp.	2,088	104,484
Wells Fargo & Company	123,147	6,854,362
WesBanco, Inc.	1,263	48,133
West Bancorporation, Inc.	604	13,862
Westamerica Bancorporation (L)	587	32,772
Western Alliance Bancorp (I)	2,473	121,400
Wintrust Financial Corp.	1,388	95,939
Xenith Bankshares, Inc. (I)	670	16,998

397

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
Zions Bancorporation	5,198	$218,316
		41,599,381
Capital markets - 3.1%
180 Degree Capital Corp. (I)	1,138	1,650
Affiliated Managers Group, Inc.	1,299	212,958
AllianceBernstein Holding LP	2,389	54,589
Ameriprise Financial, Inc.	3,950	512,236
Apollo Investment Corp.	5,361	35,168
Ares Capital Corp.	10,834	188,295
Ares Management LP	1,977	37,464
Arlington Asset Investment Corp., Class A (L)	677	9,566
Artisan Partners Asset Management, Inc., Class A	1,735	47,886
Ashford, Inc. (I)	93	5,223
Associated Capital Group, Inc., Class A	622	22,485
BGC Partners, Inc., Class A	6,607	75,056
BlackRock Capital Investment Corp.	1,786	13,484
BlackRock, Inc.	3,977	1,525,219
Capitala Finance Corp.	448	6,433
CBOE Holdings, Inc.	2,727	221,078
CME Group, Inc.	8,346	991,505
Cohen & Steers, Inc.	1,079	43,128
Cowen Group, Inc., Class A (I)	704	10,525
Diamond Hill Investment Group, Inc.	78	15,175
Donnelley Financial Solutions, Inc. (I)	629	12,133
E*TRADE Financial Corp. (I)	6,675	232,891
Eaton Vance Corp.	2,769	124,494
Ellington Financial LLC	739	11,698
Evercore Partners, Inc., Class A	903	70,344
FactSet Research Systems, Inc.	963	158,808
Federated Investors, Inc., Class B	2,537	66,825
Fidus Investment Corp.	459	8,065
Fifth Street Asset Management, Inc.	1,595	7,337
Fifth Street Finance Corp.	3,923	18,124
Financial Engines, Inc. (L)	1,559	67,894
Fortress Investment Group LLC, Class A	9,373	74,515
Franklin Resources, Inc.	13,992	589,623
FS Investment Corp.	5,942	58,232
GAIN Capital Holdings, Inc.	1,162	9,679
GAMCO Investors, Inc., Class A	797	23,583
Gladstone Capital Corp.	569	5,400
Gladstone Investment Corp. (L)	1,494	13,551
Global Brokerage, Inc. (I)	110	297
Golub Capital BDC, Inc. (L)	1,025	20,377
Greenhill & Company, Inc.	703	20,598
Hercules Capital, Inc.	1,774	26,841
Horizon Technology Finance Corp.	275	3,061
Houlihan Lokey, Inc.	363	12,505
Interactive Brokers Group, Inc., Class A	2,029	70,447
Intercontinental Exchange, Inc.	14,648	876,976
INTL. FCStone, Inc. (I)	465	17,651
Invesco, Ltd.	9,973	305,473

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Capital markets (continued)
Investment Technology Group, Inc.	961	$19,460
Janus Capital Group, Inc.	4,317	56,984
KCAP Financial, Inc.	1,450	5,902
Ladenburg Thalmann Financial Services, Inc. (I)	4,635	11,495
Lazard, Ltd., Class A	3,098	142,477
Legg Mason, Inc.	2,604	94,030
LPL Financial Holdings, Inc.	2,228	88,741
Main Street Capital Corp. (L)	1,289	49,330
MarketAxess Holdings, Inc.	912	170,991
Medallion Financial Corp.	722	1,430
Medley Capital Corp.	1,736	13,350
Moelis & Company, Class A	1,259	48,472
Monroe Capital Corp. (L)	606	9,532
Moody’s Corp.	4,636	519,417
Morgan Stanley	46,258	1,981,693
Morningstar, Inc.	1,062	83,473
MSCI, Inc.	2,292	222,759
MVC Capital, Inc.	586	5,268
Nasdaq, Inc.	4,161	288,981
New Mountain Finance Corp.	1,367	20,368
Newtek Business Services Corp.	506	8,592
Northern Trust Corp.	5,624	486,926
Oaktree Capital Group LLC (L)	3,643	165,028
Och-Ziff Capital Management Group LLC, Class A	11,717	26,480
Oppenheimer Holdings, Inc., Class A	428	7,319
PennantPark Floating Rate Capital, Ltd.	888	12,379
PennantPark Investment Corp.	1,523	12,397
Piper Jaffray Companies	361	23,050
Prospect Capital Corp. (L)	8,642	78,124
Pzena Investment Management, Inc., Class A	2,091	20,575
Raymond James Financial, Inc.	3,637	277,358
S&P Global, Inc.	6,314	825,492
Safeguard Scientifics, Inc. (I)	1,437	18,250
SEI Investments Company	3,871	195,253
Solar Capital, Ltd.	945	21,366
Solar Senior Capital, Ltd.	600	10,788
State Street Corp.	9,455	752,713
Stellus Capital Investment Corp.	533	7,755
Stifel Financial Corp. (I)	1,589	79,752
T. Rowe Price Group, Inc.	5,909	402,698
TCP Capital Corp.	1,223	21,305
TD Ameritrade Holding Corp.	13,050	507,123
The Bank of New York Mellon Corp.	25,733	1,215,370
The Blackstone Group LP	15,581	462,756
The Carlyle Group LP	2,076	33,112
The Charles Schwab Corp.	32,612	1,330,896
The Goldman Sachs Group, Inc.	9,771	2,244,594
TheStreet, Inc. (I)	2,512	1,909
THL Credit, Inc.	1,140	11,354
Thomson Reuters Corp.	18,325	792,190
TICC Capital Corp.	1,539	11,358

398

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Capital markets (continued)
TPG Specialty Lending, Inc. (L)	1,490	$30,381
Triangle Capital Corp.	914	17,448
TriplePoint Venture Growth BDC Corp.	664	9,256
U.S. Global Investors, Inc., Class A	1,559	2,432
Value Line, Inc.	382	6,574
Virtu Financial, Inc., Class A	3,420	58,140
Virtus Investment Partners, Inc.	232	24,569
Waddell & Reed Financial, Inc., Class A (L)	1,952	33,184
Westwood Holdings Group, Inc.	196	10,468
WhiteHorse Finance, Inc.	443	6,113
WisdomTree Investments, Inc. (L)	3,238	29,401
		21,062,926
Consumer finance - 0.8%
Ally Financial, Inc.	12,043	244,834
American Express Company	22,458	1,776,652
Asta Funding, Inc. (I)	529	4,338
Atlanticus Holdings Corp. (I)	1,048	2,735
Capital One Financial Corp.	11,799	1,022,501
Credit Acceptance Corp. (I)(L)	482	96,116
Discover Financial Services	9,810	670,906
Emergent Capital, Inc. (I)	1,420	454
Encore Capital Group, Inc. (I)(L)	614	18,911
Enova International, Inc. (I)	650	9,653
EZCORP, Inc., Class A (I)	1,228	10,008
FirstCash, Inc.	1,135	55,785
Green Dot Corp., Class A (I)	1,164	38,831
Navient Corp.	7,832	115,600
Nelnet, Inc., Class A	1,071	46,974
OneMain Holdings, Inc. (I)	3,202	79,570
PRA Group, Inc. (I)	1,203	39,879
Regional Management Corp. (I)	398	7,733
Santander Consumer USA Holdings, Inc. (I)	8,373	111,528
SLM Corp. (I)	10,289	124,497
Synchrony Financial	20,495	702,979
World Acceptance Corp. (I)(L)	222	11,495
		5,191,979
Diversified financial services - 1.6%
Berkshire Hathaway, Inc., Class B (I)	60,563	10,094,641
Leucadia National Corp.	8,626	224,276
Marlin Business Services Corp.	471	12,128
NewStar Financial, Inc.	1,315	13,913
On Deck Capital, Inc. (I)	1,683	8,482
PICO Holdings, Inc. (I)	659	9,226
Voya Financial, Inc.	4,896	185,852
		10,548,518
Insurance - 2.4%
Aflac, Inc.	9,844	712,902
Alleghany Corp. (I)	369	226,810
American Equity Investment Life Holding Company	2,724	64,368

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Insurance (continued)
American Financial Group, Inc.	2,113	$201,622
American International Group, Inc.	25,237	1,575,546
American National Insurance Company	645	76,129
AMERISAFE, Inc.	428	27,777
AmTrust Financial Services, Inc.	4,187	77,292
Arch Capital Group, Ltd. (I)	2,904	275,212
Argo Group International Holdings, Ltd.	722	48,952
Arthur J. Gallagher & Company	4,553	257,427
Aspen Insurance Holdings, Ltd.	1,417	73,755
Assurant, Inc.	1,469	140,539
Assured Guaranty, Ltd.	3,108	115,338
Axis Capital Holdings, Ltd.	2,124	142,372
Baldwin & Lyons, Inc., Class B	567	13,863
Brown & Brown, Inc.	3,305	137,885
Cincinnati Financial Corp.	4,165	301,005
Citizens, Inc. (I)(L)	1,597	11,866
CNA Financial Corp.	6,546	289,137
CNO Financial Group, Inc.	4,256	87,248
Conifer Holdings, Inc. (I)	710	5,077
Crawford & Company, Class B	1,640	16,449
Donegal Group, Inc., Class A	1,102	19,417
eHealth, Inc. (I)	439	5,286
EMC Insurance Group, Inc.	677	18,997
Employers Holdings, Inc.	815	30,929
Enstar Group, Ltd. (I)	365	69,825
Erie Indemnity Company, Class A	1,084	133,007
Everest Re Group, Ltd.	973	227,497
FBL Financial Group, Inc., Class A	598	39,139
Federated National Holding Company	385	6,711
Fidelity & Guaranty Life	1,517	42,173
First American Financial Corp.	2,568	100,871
FNF Group	6,537	254,551
Genworth Financial, Inc., Class A (I)	12,616	51,978
HCI Group, Inc. (L)	331	15,087
Health Insurance Innovations, Inc., Class A (I)	116	1,856
Heritage Insurance Holdings, Inc.	903	11,531
Horace Mann Educators Corp.	1,077	44,211
Independence Holding Company	527	9,802
Infinity Property & Casualty Corp.	294	28,077
Investors Title Company	81	12,810
Kansas City Life Insurance Company	297	13,617
Kemper Corp.	1,316	52,508
Kinsale Capital Group, Inc.	602	19,288
Lincoln National Corp.	5,719	374,309
Loews Corp.	8,076	377,715
Maiden Holdings, Ltd.	1,994	27,916
Markel Corp. (I)	354	345,454
Marsh & McLennan Companies, Inc.	12,702	938,551
MBIA, Inc. (I)	3,425	29,010
Mercury General Corp.	1,321	80,568
MetLife, Inc.	27,017	1,427,038
National General Holdings Corp.	2,687	63,843
National Western Life Group, Inc., Class A	100	30,416

399

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Insurance (continued)
Old Republic International Corp.	6,320	$129,434
OneBeacon Insurance Group, Ltd., Class A	2,595	41,520
Patriot National, Inc. (I)(L)	905	2,552
Primerica, Inc.	1,095	90,009
Principal Financial Group, Inc.	6,975	440,192
ProAssurance Corp.	1,245	75,011
Prudential Financial, Inc.	10,536	1,123,980
Reinsurance Group of America, Inc.	1,491	189,327
RenaissanceRe Holdings, Ltd.	970	140,311
RLI Corp.	1,092	65,542
Safety Insurance Group, Inc.	377	26,428
Selective Insurance Group, Inc.	1,417	66,812
State Auto Financial Corp.	1,117	30,662
State National Companies, Inc.	1,118	16,099
Stewart Information Services Corp.	549	24,255
The Allstate Corp.	8,947	729,091
The Hanover Insurance Group, Inc.	1,016	91,501
The Hartford Financial Services Group, Inc.	9,403	452,002
The Navigators Group, Inc.	702	38,119
The Progressive Corp.	14,470	566,935
The Travelers Companies, Inc.	6,979	841,249
Torchmark Corp.	2,828	217,869
Trupanion, Inc. (I)(L)	779	11,077
United Fire Group, Inc.	597	25,534
United Insurance Holdings Corp.	687	10,958
Universal Insurance Holdings, Inc. (L)	966	23,667
Unum Group	5,653	265,069
Validus Holdings, Ltd.	1,839	103,701
W.R. Berkley Corp.	2,938	207,511
White Mountains Insurance Group, Ltd.	117	102,946
		15,931,922
Mortgage real estate investment trusts - 0.2%
AG Mortgage Investment Trust, Inc.	872	15,740
AGNC Investment Corp.	7,715	153,451
Altisource Residential Corp.	1,526	23,272
Annaly Capital Management, Inc.	23,902	265,551
Anworth Mortgage Asset Corp.	3,235	17,954
Apollo Commercial Real Estate Finance, Inc.	1,879	35,344
Arbor Realty Trust, Inc.	1,351	11,321
Ares Commercial Real Estate Corp.	819	10,958
ARMOUR Residential REIT, Inc.	788	17,895
Blackstone Mortgage Trust, Inc., Class A	2,139	66,223
Capstead Mortgage Corp.	2,151	22,672
Chimera Investment Corp.	4,170	84,151
CYS Investments, Inc.	3,038	24,152
Dynex Capital, Inc.	1,153	8,175
Five Oaks Investment Corp.	1,049	5,381
Great Ajax Corp.	489	6,381
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,117	22,563
Invesco Mortgage Capital, Inc.	2,791	43,037

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Mortgage real estate investment trusts (continued)
Ladder Capital Corp.	2,602	$37,573
MFA Financial, Inc.	9,061	73,213
MTGE Investment Corp.	1,180	19,765
New Residential Investment Corp.	6,440	109,351
New York Mortgage Trust, Inc.	2,737	16,887
Orchid Island Capital, Inc.	669	6,683
Owens Realty Mortgage, Inc.	632	11,250
PennyMac Mortgage Investment Trust	1,521	26,998
Redwood Trust, Inc.	1,693	28,121
Resource Capital Corp.	801	7,826
Starwood Property Trust, Inc.	5,565	125,658
Sutherland Asset Management Corp.	1,394	20,143
Two Harbors Investment Corp.	7,848	75,262
Western Asset Mortgage Capital Corp.	1,122	10,962
		1,403,913
Thrifts and mortgage finance - 0.2%
Astoria Financial Corp.	3,177	65,160
Bank Mutual Corp.	1,444	13,574
BankFinancial Corp.	780	11,326
Bear State Financial, Inc.	1,178	11,073
Beneficial Bancorp, Inc. (I)	1,662	26,592
BofI Holding, Inc. (I)(L)	1,568	40,972
BSB Bancorp, Inc. (I)	420	11,865
Capitol Federal Financial, Inc.	3,236	47,343
Charter Financial Corp.	575	11,310
Clifton Bancorp, Inc.	784	12,693
Dime Community Bancshares, Inc.	949	19,265
ESSA Bancorp, Inc.	523	7,625
EverBank Financial Corp.	3,087	60,135
Federal Agricultural Mortgage Corp., Class C	323	18,595
Federal Home Loan Mortgage Corp. (I)(L)	15,491	38,418
Federal National Mortgage Association (I)(L)	27,693	72,002
First Defiance Financial Corp.	230	11,387
Flagstar Bancorp, Inc. (I)	1,276	35,970
Home Bancorp, Inc.	348	11,745
HomeStreet, Inc. (I)	713	19,928
Impac Mortgage Holdings, Inc. (I)(L)	266	3,314
Kearny Financial Corp.	2,372	35,699
LendingTree, Inc. (I)	265	33,218
Meridian Bancorp, Inc.	1,422	26,023
Meta Financial Group, Inc.	188	16,638
MGIC Investment Corp. (I)	8,139	82,448
New York Community Bancorp, Inc.	11,358	158,671
NMI Holdings, Inc., Class A (I)	1,880	21,432
Northfield Bancorp, Inc.	1,351	24,345
Northwest Bancshares, Inc.	2,375	39,995
OceanFirst Financial Corp.	639	18,004
Ocwen Financial Corp. (I)	2,993	16,372
Oritani Financial Corp.	1,190	20,230
PennyMac Financial Services, Inc., Class A (I)	670	11,424

400

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Thrifts and mortgage finance (continued)
PHH Corp. (I)	1,363	$17,351
Provident Financial Holdings, Inc.	312	5,819
Provident Financial Services, Inc.	1,457	37,663
Radian Group, Inc.	5,284	94,901
Security National Financial Corp., Class A (I)	510	3,468
SI Financial Group, Inc.	511	7,180
Southern Missouri Bancorp, Inc.	279	9,910
Territorial Bancorp, Inc.	341	10,629
TFS Financial Corp.	6,864	114,080
TrustCo Bank Corp.	1,893	14,860
United Community Financial Corp.	1,925	16,055
United Financial Bancorp, Inc.	1,528	25,991
Walker & Dunlop, Inc. (I)	638	26,598
Walter Investment Management Corp. (I)	929	1,003
Washington Federal, Inc.	2,085	69,014
Western New England Bancorp, Inc.	804	8,442
WSFS Financial Corp.	723	33,222
		1,550,977
		97,289,616
Health care - 12.0%
Biotechnology - 2.9%
(I)	441	1,852
AbbVie, Inc.	40,100	2,612,916
ACADIA Pharmaceuticals, Inc. (I)(L)	3,361	115,551
Acceleron Pharma, Inc. (I)	885	23,426
Achillion Pharmaceuticals, Inc. (I)	3,638	15,316
Acorda Therapeutics, Inc. (I)	997	20,937
Aduro Biotech, Inc. (I)	1,449	15,577
Advaxis, Inc. (I)(L)	705	5,760
Adverum Biotechnologies, Inc. (I)	534	1,442
Affymax, Inc. (I)	914	49
Agenus, Inc. (I)(L)	2,116	7,977
Agios Pharmaceuticals, Inc. (I)(L)	891	52,034
Aimmune Therapeutics, Inc. (I)	940	20,426
Akebia Therapeutics, Inc. (I)	1,194	10,985
Alder Biopharmaceuticals, Inc. (I)	1,275	26,520
Aldeyra Therapeutics, Inc. (I)	790	3,950
Alexion Pharmaceuticals, Inc. (I)	5,532	670,700
Alkermes PLC (I)	3,865	226,103
Alnylam Pharmaceuticals, Inc. (I)	2,012	103,115
AMAG Pharmaceuticals, Inc. (I)	937	21,129
Ambit Biosciences Corp. (I)	515	309
Amgen, Inc.	18,305	3,003,301
Amicus Therapeutics, Inc. (I)(L)	3,292	23,472
Anthera Pharmaceuticals, Inc. (I)	1,412	601
Applied Genetic Technologies Corp. (I)	426	2,939
Aptevo Therapeutics, Inc. (I)	454	935
AquaBounty Technologies, Inc. (I)	39	432
Ardelyx, Inc. (I)	1,926	24,364
Arena Pharmaceuticals, Inc. (I)	5,611	8,192
Argos Therapeutics, Inc. (I)	954	431

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Biotechnology (continued)
ArQule, Inc. (I)	1,903	$2,017
Array BioPharma, Inc. (I)	3,361	30,047
Arrowhead Pharmaceuticals, Inc. (I)(L)	1,191	2,203
Asterias Biotherapeutics, Inc. (I)	151	513
Atara Biotherapeutics, Inc. (I)	628	12,905
aTyr Pharma, Inc. (I)	680	2,380
Audentes Therapeutics, Inc. (I)	1,063	18,114
AVEO Pharmaceuticals, Inc. (I)	937	553
Avexis, Inc. (I)(L)	563	42,805
Bellicum Pharmaceuticals, Inc. (I)(L)	735	9,070
BioCryst Pharmaceuticals, Inc. (I)	2,070	17,388
Biogen, Inc. (I)	5,357	1,464,711
BioMarin Pharmaceutical, Inc. (I)	4,275	375,260
BioSpecifics Technologies Corp. (I)	202	11,070
BioTime, Inc. (I)(L)	2,574	8,880
Bioverativ, Inc. (I)	2,678	145,844
Bluebird Bio, Inc. (I)(L)	874	79,447
Blueprint Medicines Corp. (I)	706	28,233
Cara Therapeutics, Inc. (I)(L)	670	12,321
Cascadian Therapeutics, Inc. (I)	501	2,074
Catabasis Pharmaceuticals, Inc. (I)	726	1,162
Catalyst Pharmaceuticals, Inc. (I)	2,787	5,435
CEL-SCI Corp. (I)	923	79
Celgene Corp. (I)	19,079	2,374,000
Celldex Therapeutics, Inc. (I)(L)	2,434	8,787
ChemoCentryx, Inc. (I)	1,110	8,081
Chiasma, Inc. (I)	508	864
Chimerix, Inc. (I)	1,016	6,482
Cidara Therapeutics, Inc. (I)(L)	342	2,668
Clovis Oncology, Inc. (I)	1,028	65,453
Coherus Biosciences, Inc. (I)	972	20,558
Concert Pharmaceuticals, Inc. (I)	454	7,745
Corvus Pharmaceuticals, Inc. (I)	574	11,922
Curis, Inc. (I)	4,091	11,373
Cytokinetics, Inc. (I)	1,006	12,927
CytomX Therapeutics, Inc. (I)	800	13,816
Cytori Therapeutics, Inc. (I)	309	494
CytRx Corp. (I)	2,583	1,147
Dicerna Pharmaceuticals, Inc. (I)	583	1,982
Dimension Therapeutics, Inc. (I)	662	1,159
DNIB Unwind, Inc. (I)	634	92
Dyax Corp. (I)	3,471	8,504
Dynavax Technologies Corp. (I)(L)	804	4,784
Eagle Pharmaceuticals, Inc. (I)(L)	378	31,351
Edge Therapeutics, Inc. (I)(L)	662	6,031
Editas Medicine, Inc. (I)(L)	896	19,999
Eiger BioPharmaceuticals, Inc. (I)	326	3,733
Emergent BioSolutions, Inc. (I)	908	26,368
Enanta Pharmaceuticals, Inc. (I)	448	13,798
Enzon Pharmaceuticals, Inc.	1,758	413
Epizyme, Inc. (I)(L)	1,122	19,242
Esperion Therapeutics, Inc. (I)(L)	486	17,161
Exact Sciences Corp. (I)(L)	3,252	76,812
Exelixis, Inc. (I)	7,181	155,612

401

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Biotechnology (continued)
Fibrocell Science, Inc. (I)	494	$988
FibroGen, Inc. (I)	1,476	36,383
Five Prime Therapeutics, Inc. (I)	729	26,353
Flexion Therapeutics, Inc. (I)	500	13,455
Fortress Biotech, Inc. (I)	808	2,990
Foundation Medicine, Inc. (I)(L)	860	27,735
Galena Biopharma, Inc. (I)	225	137
Genocea Biosciences, Inc. (I)	1,282	7,807
Genomic Health, Inc. (I)	747	23,523
Geron Corp. (I)(L)	3,630	8,240
Gilead Sciences, Inc.	32,408	2,201,151
Global Blood Therapeutics, Inc. (I)	1,015	37,403
GTx, Inc. (I)	736	3,577
Halozyme Therapeutics, Inc. (I)	2,949	38,219
Idera Pharmaceuticals, Inc. (I)	3,698	9,134
Immune Design Corp. (I)	707	4,808
ImmunoCellular Therapeutics, Ltd. (I)	51	162
ImmunoGen, Inc. (I)(L)	1,931	7,473
Immunomedics, Inc. (I)	2,223	14,383
Incyte Corp. (I)	4,656	622,368
Infinity Pharmaceuticals, Inc. (I)	1,260	4,070
Inotek Pharmaceuticals Corp. (I)(L)	727	1,454
Inovio Pharmaceuticals, Inc. (I)(L)	1,582	10,473
Insmed, Inc. (I)	1,531	26,808
Insys Therapeutics, Inc. (I)(L)	1,808	19,002
Intellia Therapeutics, Inc. (I)(L)	877	12,357
Intercept Pharmaceuticals, Inc. (I)(L)	590	66,729
Intrexon Corp. (I)(L)	2,713	53,772
Invitae Corp. (I)(L)	887	9,810
Ionis Pharmaceuticals, Inc. (I)	2,873	115,495
Ironwood Pharmaceuticals, Inc. (I)	3,638	62,064
Juno Therapeutics, Inc. (I)(L)	2,544	56,451
KalVista Pharmaceuticals, Inc. (I)	68	531
Keryx Biopharmaceuticals, Inc. (I)(L)	2,736	16,854
Kite Pharma, Inc. (I)	1,121	87,987
Kura Oncology, Inc. (I)	759	6,679
Lexicon Pharmaceuticals, Inc. (I)(L)	2,546	36,510
Ligand Pharmaceuticals, Inc. (I)(L)	510	53,978
Loxo Oncology, Inc. (I)(L)	490	20,619
MacroGenics, Inc. (I)	912	16,963
MannKind Corp. (I)(L)	1,927	2,852
MediciNova, Inc. (I)(L)	860	5,151
Merrimack Pharmaceuticals, Inc. (I)(L)	3,467	10,678
MiMedx Group, Inc. (I)(L)	2,892	27,561
Minerva Neurosciences, Inc. (I)	973	7,881
Mirna Therapeutics, Inc. (I)	946	2,072
Momenta Pharmaceuticals, Inc. (I)	1,421	18,970
Myriad Genetics, Inc. (I)(L)	1,697	32,582
NantKwest, Inc. (I)(L)	1,904	6,759
Natera, Inc. (I)	1,204	10,679
Neuralstem, Inc. (I)	200	1,056
Neurocrine Biosciences, Inc. (I)	2,121	91,839
NewLink Genetics Corp. (I)(L)	619	14,918
Nivalis Therapeutics, Inc. (I)	796	2,324

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Biotechnology (continued)
Northwest Biotherapeutics, Inc. (I)	2,131	$522
Novavax, Inc. (I)(L)	6,532	8,361
Novelion Therapeutics, Inc. (I)	142	1,525
Omthera Pharmaceuticals, Inc. (I)	598	368
Oncocyte Corp. (I)	886	5,294
OncoGenex Pharmaceuticals, Inc. (I)	486	215
OncoMed Pharmaceuticals, Inc. (I)	930	8,565
Onconova Therapeutics, Inc. (I)	64	194
Ophthotech Corp. (I)(L)	874	3,199
OPKO Health, Inc. (I)(L)	14,883	119,064
Oragenics, Inc. (I)	4,305	1,890
Osiris Therapeutics, Inc. (I)(L)	877	4,210
Otonomy, Inc. (I)	782	9,580
OvaScience, Inc. (I)	722	1,350
PDL BioPharma, Inc.	3,871	8,787
Peregrine Pharmaceuticals, Inc. (I)	5,552	3,631
Pfenex, Inc. (I)	740	4,299
PharmAthene, Inc.	2,050	1,664
Pieris Pharmaceuticals, Inc. (I)	2,635	6,851
Portola Pharmaceuticals, Inc. (I)	1,368	53,612
Progenics Pharmaceuticals, Inc. (I)	2,184	20,617
Protagonist Therapeutics, Inc. (I)	926	11,862
Proteon Therapeutics, Inc. (I)	450	788
Proteostasis Therapeutics, Inc. (I)	529	4,137
PTC Therapeutics, Inc. (I)	811	7,980
Puma Biotechnology, Inc. (I)	760	28,272
Ra Pharmaceuticals, Inc. (I)	1,257	26,762
Regeneron Pharmaceuticals, Inc. (I)	2,601	1,007,914
REGENXBIO, Inc. (I)	608	11,734
Regulus Therapeutics, Inc. (I)	1,345	2,219
Repligen Corp. (I)	766	26,963
Retrophin, Inc. (I)	849	15,673
Rigel Pharmaceuticals, Inc. (I)	2,154	7,130
Sage Therapeutics, Inc. (I)	1,079	76,685
Sangamo Therapeutics, Inc. (I)	1,501	7,805
Sarepta Therapeutics, Inc. (I)	1,190	35,224
Savient Pharmaceuticals, Inc. (I)	1,834	0
Seattle Genetics, Inc. (I)	3,367	211,650
Selecta Biosciences, Inc. (I)	1,142	16,353
Seres Therapeutics, Inc. (I)	886	9,985
Sierra Oncology, Inc. (I)	660	1,010
SIGA Technologies, Inc. (I)	1,202	3,774
Spark Therapeutics, Inc. (I)(L)	687	36,645
Spectrum Pharmaceuticals, Inc. (I)	1,952	12,688
Strongbridge Biopharma PLC (I)	858	4,076
Sunesis Pharmaceuticals, Inc. (I)	266	1,091
Synergy Pharmaceuticals, Inc. (I)(L)	3,789	17,657
Synthetic Biologics, Inc. (I)	2,609	1,646
T2 Biosystems, Inc. (I)	536	2,819
TESARO, Inc. (I)	1,336	205,570
TetraLogic Pharmaceuticals Corp. (I)	2,672	120
Tonix Pharmaceuticals Holding Corp. (I)	87	406
Tracon Pharmaceuticals, Inc. (I)	656	2,460
Trevena, Inc. (I)	1,343	4,929

402

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Biotechnology (continued)
TrovaGene, Inc. (I)	1,127	$1,296
Ultragenyx Pharmaceutical, Inc. (I)	1,176	79,709
United Therapeutics Corp. (I)	1,051	142,284
Vanda Pharmaceuticals, Inc. (I)	921	12,894
Veracyte, Inc. (I)	846	7,766
Vericel Corp. (I)	2,304	6,451
Versartis, Inc. (I)	943	20,133
Vertex Pharmaceuticals, Inc. (I)	6,139	671,300
Viking Therapeutics, Inc. (I)	1,807	2,638
Vital Therapies, Inc. (I)(L)	664	2,656
Voyager Therapeutics, Inc. (I)	580	7,679
vTv Therapeutics, Inc., Class A (I)	1,149	7,526
XBiotech, Inc. (I)(L)	884	14,577
Xencor, Inc. (I)	877	20,978
XOMA Corp. (I)(L)	204	1,450
Zafgen, Inc. (I)	643	2,996
ZIOPHARM Oncology, Inc. (I)(L)	3,606	22,862
		19,319,847
Health care equipment and supplies - 2.0%
Abaxis, Inc.	590	28,615
Abbott Laboratories	42,257	1,876,633
ABIOMED, Inc. (I)	1,039	130,083
Accuray, Inc. (I)	1,959	9,305
Alere, Inc. (I)	2,048	81,367
Align Technology, Inc. (I)	1,916	219,784
Allied Healthcare Products, Inc. (I)	891	1,720
Alphatec Holdings, Inc. (I)	560	1,305
Analogic Corp.	318	24,136
AngioDynamics, Inc. (I)	1,074	18,634
Anika Therapeutics, Inc. (I)	332	14,422
Antares Pharma, Inc. (I)	8,287	23,535
AtriCure, Inc. (I)	914	17,503
Atrion Corp.	44	20,601
Avinger, Inc. (I)	287	545
AxoGen, Inc. (I)	1,834	19,165
Baxter International, Inc.	13,166	682,789
Becton, Dickinson and Company	5,219	957,373
Biolase, Inc. (I)	1,230	1,661
Boston Scientific Corp. (I)	33,590	835,383
Bovie Medical Corp. (I)	2,283	6,096
C.R. Bard, Inc.	1,823	453,088
Cantel Medical Corp.	1,032	82,663
Cardiovascular Systems, Inc. (I)	758	21,432
Cerus Corp. (I)	2,573	11,450
Cogentix Medical, Inc. (I)	741	1,334
ConforMIS, Inc. (I)(L)	1,348	7,037
CONMED Corp.	658	29,222
CryoLife, Inc. (I)	887	14,769
Cutera, Inc. (I)	556	11,509
Danaher Corp.	16,987	1,452,898
Delcath Systems, Inc. (I)	653	57
DENTSPLY SIRONA, Inc.	5,598	349,539
DexCom, Inc. (I)	1,998	169,291

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Health care equipment and supplies (continued)
Edwards Lifesciences Corp. (I)	5,268	$495,561
Endologix, Inc. (I)(L)	2,070	14,987
Entellus Medical, Inc. (I)	617	8,515
EnteroMedics, Inc. (I)(L)	323	1,860
Exactech, Inc. (I)	465	11,718
FONAR Corp. (I)	177	3,106
GenMark Diagnostics, Inc. (I)	1,303	16,704
Glaukos Corp. (I)	796	40,835
Globus Medical, Inc., Class A (I)	2,313	68,511
Haemonetics Corp. (I)	1,210	49,090
Halyard Health, Inc. (I)	1,088	41,442
Hill-Rom Holdings, Inc.	1,571	110,913
Hologic, Inc. (I)	6,703	285,213
ICU Medical, Inc. (I)	410	62,607
IDEXX Laboratories, Inc. (I)	2,282	352,820
Inogen, Inc. (I)	515	39,943
Insulet Corp. (I)	1,332	57,396
Integer Holdings Corp. (I)	829	33,326
Integra LifeSciences Holdings Corp. (I)	1,780	74,991
Intuitive Surgical, Inc. (I)	954	731,212
Invacare Corp.	804	9,568
iRadimed Corp. (I)	216	1,922
iRhythm Technologies, Inc. (I)(L)	600	22,560
IRIDEX Corp. (I)	351	4,166
K2M Group Holdings, Inc. (I)	1,052	21,577
LeMaitre Vascular, Inc.	748	18,423
Masimo Corp. (I)	1,228	114,523
MedCath Corp. (I)	613	307
Meridian Bioscience, Inc.	1,077	14,863
Merit Medical Systems, Inc. (I)	1,003	28,987
Natus Medical, Inc. (I)	845	33,166
Neogen Corp. (I)	891	58,405
NeuroMetrix, Inc. (I)	26,351	16,338
Nevro Corp. (I)	678	63,529
Novocure, Ltd. (I)(L)	2,127	17,229
NuVasive, Inc. (I)	1,428	106,643
Nuvectra Corp. (I)	215	1,468
NxStage Medical, Inc. (I)	1,457	39,091
OraSure Technologies, Inc. (I)	1,641	21,218
Orthofix International NV (I)	450	17,168
Penumbra, Inc. (I)	752	62,754
PhotoMedex, Inc. (I)	115	204
Quidel Corp. (I)	889	20,127
ResMed, Inc.	3,370	242,539
Rockwell Medical, Inc. (I)(L)	1,088	6,811
Roka Bioscience, Inc. (I)	74	263
SeaSpine Holdings Corp. (I)	270	2,120
Senseonics Holdings, Inc. (I)	2,679	4,795
STAAR Surgical Company (I)	873	8,555
Strata Skin Sciences, Inc. (I)	8,992	5,440
Stryker Corp.	9,206	1,211,970
Surmodics, Inc. (I)	266	6,397
Synergetics USA, Inc. (I)	781	148
Tandem Diabetes Care, Inc. (I)	522	626

403

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Health care equipment and supplies (continued)
Teleflex, Inc.	1,148	$222,402
The Cooper Companies, Inc.	1,246	249,063
The Spectranetics Corp. (I)	1,076	31,339
Unilife Corp. (I)(L)	476	814
Utah Medical Products, Inc.	126	7,850
Varex Imaging Corp. (I)	910	30,576
Varian Medical Systems, Inc. (I)	2,276	207,412
West Pharmaceutical Services, Inc.	1,720	140,369
Zeltiq Aesthetics, Inc. (I)	935	51,995
Zimmer Biomet Holdings, Inc.	4,937	602,857
		13,804,271
Health care providers and services - 2.3%
AAC Holdings, Inc. (I)	530	4,521
Acadia Healthcare Company, Inc. (I)	2,084	90,862
Aceto Corp.	706	11,162
Addus HomeCare Corp. (I)	369	11,808
Adeptus Health, Inc., Class A (I)(L)	517	931
Aetna, Inc.	8,612	1,098,461
Air Methods Corp. (I)	930	39,990
Almost Family, Inc. (I)	242	11,761
Amedisys, Inc. (I)	850	43,427
American Renal Associates Holdings, Inc. (I)(L)	556	9,385
AmerisourceBergen Corp.	5,431	480,644
AMN Healthcare Services, Inc. (I)	1,096	44,498
Anthem, Inc.	6,447	1,066,205
BioScrip, Inc. (I)(L)	3,166	5,382
BioTelemetry, Inc. (I)	681	19,715
Brookdale Senior Living, Inc. (I)	4,397	59,052
Capital Senior Living Corp. (I)	703	9,884
Cardinal Health, Inc.	7,763	633,073
Centene Corp. (I)	4,072	290,171
Chemed Corp.	380	69,422
Cigna Corp.	6,303	923,326
Civitas Solutions, Inc. (I)	1,003	18,405
Community Health Systems, Inc. (I)	2,740	24,304
CorVel Corp. (I)	482	20,967
Cross Country Healthcare, Inc. (I)	658	9,449
DaVita, Inc. (I)	4,914	334,005
Diplomat Pharmacy, Inc. (I)	1,587	25,313
Envision Healthcare Corp. (I)	3,037	186,229
Express Scripts Holding Company (I)	15,113	996,098
Genesis Healthcare, Inc. (I)	4,078	10,766
Hanger, Inc. (I)	841	11,219
HCA Holdings, Inc. (I)	9,318	829,209
HealthEquity, Inc. (I)	1,434	60,873
HealthSouth Corp.	2,138	91,528
Henry Schein, Inc. (I)	1,946	330,762
Hooper Holmes, Inc. (I)	647	542
Humana, Inc.	3,665	755,503
InfuSystems Holdings, Inc. (I)	1,524	3,505
Interpace Diagnostics Group, Inc. (I)	77	203
Kindred Healthcare, Inc.	2,078	17,351

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Health care providers and services (continued)
Laboratory Corp. of America Holdings (I)	2,574	$369,292
Landauer, Inc.	249	12,139
LHC Group, Inc. (I)	506	27,273
LifePoint Health, Inc. (I)	1,048	68,644
Magellan Health, Inc. (I)	611	42,190
McKesson Corp.	5,564	824,919
MEDNAX, Inc. (I)	2,205	152,983
Molina Healthcare, Inc. (I)	1,354	61,742
National HealthCare Corp.	369	26,310
National Research Corp., Class A	994	19,582
National Research Corp., Class B	660	26,004
Owens & Minor, Inc.	1,467	50,758
Patterson Companies, Inc.	2,337	105,703
PharMerica Corp. (I)	818	19,141
Premier, Inc., Class A (I)	3,461	110,164
Psychemedics Corp.	406	8,140
Quest Diagnostics, Inc.	3,343	328,249
Quorum Health Corp. (I)	685	3,726
R1 RCM, Inc. (I)	2,325	7,184
RadNet, Inc. (I)	1,485	8,762
Select Medical Holdings Corp. (I)	3,255	43,454
Surgery Partners, Inc. (I)	1,169	22,796
Teladoc, Inc. (I)(L)	1,010	25,250
Tenet Healthcare Corp. (I)	2,385	42,238
The Ensign Group, Inc.	1,085	20,398
The Providence Service Corp. (I)	384	17,065
Tivity Health, Inc. (I)	968	28,169
UnitedHealth Group, Inc.	23,642	3,877,468
Universal American Corp. (I)	1,908	19,023
Universal Health Services, Inc., Class B	2,466	306,894
US Physical Therapy, Inc.	288	18,806
VCA, Inc. (I)	1,958	179,157
WellCare Health Plans, Inc. (I)	1,072	150,305
		15,673,839
Health care technology - 0.2%
Allscripts Healthcare Solutions, Inc. (I)	4,668	59,190
athenahealth, Inc. (I)(L)	935	105,365
Castlight Health, Inc., B Shares (I)(L)	2,151	7,851
Cerner Corp. (I)	8,459	497,812
Computer Programs & Systems, Inc. (L)	274	7,672
Cotiviti Holdings, Inc. (I)	2,164	90,087
Evolent Health, Inc., Class A (I)(L)	1,018	22,701
HealthStream, Inc. (I)	711	17,228
HMS Holdings Corp. (I)	2,028	41,229
HTG Molecular Diagnostics, Inc. (I)(L)	1,424	9,854
Inovalon Holdings, Inc., Class A (I)(L)	3,532	44,503
Medidata Solutions, Inc. (I)	1,429	82,439
NantHealth, Inc. (I)	3,173	15,738
Omnicell, Inc. (I)	940	38,211
Quality Systems, Inc. (I)	1,382	21,062
Simulations Plus, Inc.	521	6,122
Veeva Systems, Inc., Class A (I)	3,614	185,326

404

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Health care technology (continued)
Vocera Communications, Inc. (I)	762	$18,920
		1,271,310
Life sciences tools and services - 0.7%
Accelerate Diagnostics, Inc. (I)(L)	1,262	30,540
Agilent Technologies, Inc.	8,173	432,107
Albany Molecular Research, Inc. (I)(L)	803	11,266
Bio-Rad Laboratories, Inc., Class A (I)	706	140,734
Bio-Techne Corp.	1,049	106,631
Bruker Corp.	3,989	93,063
Cambrex Corp. (I)	809	44,535
Charles River Laboratories International, Inc. (I)	1,150	103,443
Enzo Biochem, Inc. (I)	1,287	10,772
Fluidigm Corp. (I)	639	3,636
Harvard Bioscience, Inc. (I)	1,760	4,576
Illumina, Inc. (I)	3,657	624,030
INC Research Holdings, Inc., Class A (I)	1,294	59,330
Luminex Corp.	1,023	18,793
Medpace Holdings, Inc. (I)	1,080	32,238
Mettler-Toledo International, Inc. (I)	641	306,981
NanoString Technologies, Inc. (I)	442	8,783
NeoGenomics, Inc. (I)	2,193	17,303
Pacific Biosciences of California, Inc. (I)	1,903	9,839
PAREXEL International Corp. (I)	1,232	77,752
PerkinElmer, Inc.	2,908	168,838
PRA Health Sciences, Inc. (I)	1,478	96,410
Quintiles Transnational Holdings, Inc. (I)	6,103	491,475
Thermo Fisher Scientific, Inc.	9,701	1,490,074
VWR Corp. (I)	3,079	86,828
Waters Corp. (I)	2,052	320,748
		4,790,725
Pharmaceuticals - 3.9%
AcelRx Pharmaceuticals, Inc. (I)	1,558	4,908
Achaogen, Inc. (I)(L)	1,260	31,790
Aclaris Therapeutics, Inc. (I)(L)	421	12,554
Acura Pharmaceuticals, Inc. (I)	276	166
Adamis Pharmaceuticals Corp. (I)	1,099	4,671
Aerie Pharmaceuticals, Inc. (I)	661	29,976
Agile Therapeutics, Inc. (I)	721	2,311
Akorn, Inc. (I)	2,858	68,821
Alexza Pharmaceuticals, Inc. (I)	2,067	72
Alimera Sciences, Inc. (I)	2,170	3,038
Allergan PLC (I)	609	15,517
Allergan PLC	9,227	2,204,515
Amphastar Pharmaceuticals, Inc. (I)	1,165	16,893
Ampio Pharmaceuticals, Inc. (I)	1,904	1,523
ANI Pharmaceuticals, Inc. (I)	250	12,378
Apricus Biosciences, Inc. (I)(L)	354	747
Aratana Therapeutics, Inc. (I)(L)	1,008	5,342
Axsome Therapeutics, Inc. (I)	447	1,743
BioDelivery Sciences International, Inc. (I)	1,190	2,261
Bristol-Myers Squibb Company	41,095	2,234,746

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Pharmaceuticals (continued)
Catalent, Inc. (I)	2,996	$84,847
Cempra, Inc. (I)	1,116	4,185
Chelsea Therapeutics International, Ltd. (I)	1,686	135
Collegium Pharmaceutical, Inc. (I)(L)	398	4,004
ContraVir Pharmaceuticals, Inc. (I)	246	435
Corcept Therapeutics, Inc. (I)(L)	2,803	30,721
Corium International, Inc. (I)	766	3,202
Cumberland Pharmaceuticals, Inc. (I)	672	4,664
Depomed, Inc. (I)	1,587	19,917
Dermira, Inc. (I)	893	30,460
Durect Corp. (I)	3,310	3,476
Egalet Corp. (I)	722	3,682
Eli Lilly & Company	27,151	2,283,671
Endo International PLC (I)	5,354	59,751
Endocyte, Inc. (I)	899	2,310
Flex Pharma, Inc. (I)	620	2,728
Heska Corp. (I)	255	26,770
Horizon Pharma PLC (I)	3,777	55,824
Impax Laboratories, Inc. (I)	1,854	23,453
Innoviva, Inc. (I)(L)	2,971	41,089
Intersect ENT, Inc. (I)	636	10,907
Johnson & Johnson	66,811	8,321,310
Juniper Pharmaceuticals, Inc. (I)	351	1,667
KemPharm, Inc. (I)	384	1,882
Lannett Company, Inc. (I)(L)	902	20,160
Merck & Company, Inc.	67,777	4,306,551
MyoKardia, Inc. (I)	577	7,588
Nektar Therapeutics (I)	3,401	79,821
Neos Therapeutics, Inc. (I)(L)	440	3,168
Novan, Inc. (I)(L)	735	4,689
Ocera Therapeutics, Inc. (I)(L)	1,520	1,991
Ocular Therapeutix, Inc. (I)(L)	655	6,078
Omeros Corp. (I)(L)	833	12,595
Orexigen Therapeutics, Inc. (I)(L)	335	1,152
Pacira Pharmaceuticals, Inc. (I)	894	40,766
Paratek Pharmaceuticals, Inc. (I)	515	9,914
Pernix Therapeutics Holdings, Inc. (I)	77	285
Pfizer, Inc.	149,177	5,103,345
Phibro Animal Health Corp., Class A	1,003	28,184
Prestige Brands Holdings, Inc. (I)	1,278	71,006
Reata Pharmaceuticals, Inc., Class A (I)(L)	549	12,435
Repros Therapeutics, Inc. (I)	1,191	1,429
Revance Therapeutics, Inc. (I)	719	14,955
SciClone Pharmaceuticals, Inc. (I)	986	9,663
Sucampo Pharmaceuticals, Inc., Class A (I)	1,136	12,496
Supernus Pharmaceuticals, Inc. (I)	1,181	36,965
Teligent, Inc. (I)	1,342	10,481
Tetraphase Pharmaceuticals, Inc. (I)	851	7,821
The Medicines Company (I)	1,709	83,570
TherapeuticsMD, Inc. (I)(L)	4,961	35,719
ULURU, Inc. (I)	332,633	19,958
VIVUS, Inc. (I)	2,325	2,604
Zoetis, Inc.	12,179	649,993

405

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Pharmaceuticals (continued)
Zogenix, Inc. (I)(L)	445	$4,828
		26,275,272
		81,135,264
Industrials - 9.9%
Aerospace and defense - 2.0%
AAR Corp.	757	25,458
Aerojet Rocketdyne Holdings, Inc. (I)	1,536	33,331
Aerovironment, Inc. (I)	570	15,977
Arconic, Inc.	10,546	277,782
Astronics Corp. (I)	519	16,468
Astronics Corp., Class B (I)	165	5,214
B/E Aerospace, Inc.	2,419	155,082
BWX Technologies, Inc.	2,438	116,049
CPI Aerostructures, Inc. (I)	277	1,870
Cubic Corp.	656	34,637
Curtiss-Wright Corp.	1,069	97,557
DigitalGlobe, Inc. (I)	1,518	49,715
Engility Holdings, Inc. (I)	963	27,869
Erickson Air-Crane, Inc. (I)	107,964	8,637
Esterline Technologies Corp. (I)	729	62,730
General Dynamics Corp.	7,478	1,399,882
HEICO Corp., Class A	1,598	119,850
Hexcel Corp.	2,183	119,083
Huntington Ingalls Industries, Inc.	1,118	223,868
KLX, Inc. (I)	1,217	54,400
Kratos Defense & Security Solutions, Inc. (I)	2,676	20,819
L3 Technologies, Inc.	1,961	324,134
Lockheed Martin Corp.	7,187	1,923,241
Mercury Systems, Inc. (I)	970	37,879
Moog, Inc., Class A (I)	882	59,403
National Presto Industries, Inc. (L)	180	18,396
Northrop Grumman Corp.	4,303	1,023,426
Orbital ATK, Inc.	1,419	139,062
Raytheon Company	7,221	1,101,203
Rockwell Collins, Inc.	3,323	322,863
Spirit AeroSystems Holdings, Inc., Class A	3,183	184,359
TASER International, Inc. (I)(L)	1,282	29,217
Teledyne Technologies, Inc. (I)	849	107,365
Textron, Inc.	6,845	325,754
The Boeing Company	15,224	2,692,517
The KeyW Holding Corp. (I)(L)	1,079	10,186
TransDigm Group, Inc.	1,336	294,134
Triumph Group, Inc.	1,147	29,535
United Technologies Corp.	20,211	2,267,876
Vectrus, Inc. (I)	257	5,744
Wesco Aircraft Holdings, Inc. (I)	2,341	26,687
		13,789,259
Air freight and logistics - 0.7%
Air Transport Services Group, Inc. (I)	1,747	28,039
Atlas Air Worldwide Holdings, Inc. (I)	547	30,331
C.H. Robinson Worldwide, Inc.	3,402	262,941

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Air freight and logistics (continued)
Echo Global Logistics, Inc. (I)	676	$14,433
Expeditors International of Washington, Inc.	4,334	244,828
FedEx Corp.	6,528	1,273,939
Forward Air Corp.	714	33,965
Hub Group, Inc., Class A (I)	882	40,925
Park-Ohio Holdings Corp.	343	12,331
United Parcel Service, Inc., Class B	21,422	2,298,581
XPO Logistics, Inc. (I)	2,663	127,531
		4,367,844
Airlines - 0.5%
Alaska Air Group, Inc.	2,943	271,403
Allegiant Travel Company	387	62,017
American Airlines Group, Inc.	12,780	540,594
Delta Air Lines, Inc.	18,423	846,721
Hawaiian Holdings, Inc. (I)	1,302	60,478
JetBlue Airways Corp. (I)	7,723	159,171
Republic Airways Holdings, Inc. (I)	1,664	358
SkyWest, Inc.	1,248	42,744
Southwest Airlines Company	15,259	820,324
Spirit Airlines, Inc. (I)	1,723	91,440
United Continental Holdings, Inc. (I)	7,768	548,732
		3,443,982
Building products - 0.3%
AAON, Inc.	1,241	43,869
Advanced Drainage Systems, Inc.	1,269	27,791
American Woodmark Corp. (I)	392	35,986
AO Smith Corp.	4,577	234,159
Apogee Enterprises, Inc.	713	42,502
Armstrong Flooring, Inc. (I)	630	11,605
Armstrong World Industries, Inc. (I)	1,261	58,069
Builders FirstSource, Inc. (I)	2,443	36,401
Continental Building Products, Inc. (I)	963	23,594
CSW Industrials, Inc. (I)	416	15,267
Fortune Brands Home & Security, Inc.	3,960	240,966
Gibraltar Industries, Inc. (I)	771	31,765
Griffon Corp.	1,156	28,495
Insteel Industries, Inc.	563	20,347
Johnson Controls International PLC	10,898	459,024
Lennox International, Inc.	1,047	175,163
Masco Corp.	7,942	269,949
NCI Building Systems, Inc. (I)	1,785	30,613
Owens Corning	2,715	166,620
Patrick Industries, Inc. (I)	351	24,886
PGT Innovations, Inc. (I)	1,305	14,029
Ply Gem Holdings, Inc. (I)	1,531	30,161
Quanex Building Products Corp.	980	19,845
Simpson Manufacturing Company, Inc.	1,152	49,640
Trex Company, Inc. (I)	719	49,891
Universal Forest Products, Inc.	486	47,890
USG Corp. (I)	3,452	109,774
		2,298,301

406

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Commercial services and supplies - 0.6%
ABM Industries, Inc.	1,288	$56,157
ACCO Brands Corp. (I)	2,455	32,283
Advanced Disposal Services, Inc. (I)	2,199	49,697
ARC Document Solutions, Inc. (I)	1,558	5,375
Brady Corp., Class A	1,191	46,032
Casella Waste Systems, Inc., Class A (I)	1,457	20,558
CECO Environmental Corp.	951	9,995
Cintas Corp.	2,556	323,436
Civeo Corp. (I)	2,666	7,971
Clean Harbors, Inc. (I)	1,368	76,088
Copart, Inc. (I)	2,917	180,650
Covanta Holding Corp.	3,046	47,822
Deluxe Corp.	1,388	100,172
Ennis, Inc.	718	12,206
Essendant, Inc.	868	13,150
Fuel Tech, Inc. (I)	793	809
Healthcare Services Group, Inc.	1,683	72,520
Heritage-Crystal Clean, Inc. (I)	1,294	17,728
Herman Miller, Inc.	1,366	43,097
HNI Corp.	1,138	52,450
Hudson Technologies, Inc. (I)	1,078	7,115
InnerWorkings, Inc. (I)	1,276	12,709
Interface, Inc.	1,612	30,709
Intersections, Inc. (I)	680	2,734
KAR Auction Services, Inc.	3,271	142,845
Kimball International, Inc., Class B	1,061	17,507
Knoll, Inc.	1,200	28,572
LSC Communications, Inc.	629	15,826
Matthews International Corp., Class A	747	50,535
McGrath RentCorp	612	20,545
Mobile Mini, Inc.	1,002	30,561
MSA Safety, Inc.	925	65,388
Multi-Color Corp.	421	29,891
NL Industries, Inc. (I)	1,224	7,895
Odyssey Marine Exploration, Inc. (I)	217	855
Performant Financial Corp. (I)	960	2,813
Pitney Bowes, Inc.	4,514	59,179
Quad/Graphics, Inc.	1,184	29,884
Republic Services, Inc.	8,173	513,346
Rollins, Inc.	5,152	191,294
RR Donnelley & Sons Company	1,679	20,333
SP Plus Corp. (I)	487	16,436
Steelcase, Inc., Class A	2,790	46,733
Stericycle, Inc. (I)	2,034	168,598
Swisher Hygiene, Inc. (I)	450	421
Team, Inc. (I)	615	16,636
Tetra Tech, Inc.	1,359	55,515
The Brink’s Company	1,281	68,469
TRC Companies, Inc. (I)	1,861	32,474
UniFirst Corp.	475	67,189
US Ecology, Inc.	556	26,049
Versar, Inc. (I)	1,039	1,735
Viad Corp.	494	22,329
VSE Corp.	334	13,627

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Commercial services and supplies (continued)
Waste Management, Inc.	10,853	$791,401
West Corp.	1,935	47,253
		3,823,597
Construction and engineering - 0.2%
AECOM (I)	4,095	145,741
Aegion Corp. (I)	1,004	23,002
Ameresco, Inc., Class A (I)	1,114	7,297
Argan, Inc.	389	25,732
Comfort Systems USA, Inc.	940	34,451
Dycom Industries, Inc. (I)	745	69,248
EMCOR Group, Inc.	1,430	90,019
Fluor Corp.	3,360	176,803
Granite Construction, Inc.	951	47,731
Great Lakes Dredge & Dock Corp. (I)	2,049	8,196
HC2 Holdings, Inc. (I)	745	4,619
IES Holdings, Inc. (I)	475	8,598
Jacobs Engineering Group, Inc.	2,924	161,639
KBR, Inc.	3,643	54,754
Layne Christensen Company (I)	532	4,703
MasTec, Inc. (I)	2,008	80,420
MYR Group, Inc. (I)	561	23,001
Primoris Services Corp.	1,267	29,420
Quanta Services, Inc. (I)	3,669	136,157
Tutor Perini Corp. (I)	1,191	37,874
Valmont Industries, Inc.	544	84,592
		1,253,997
Electrical equipment - 0.5%
Acuity Brands, Inc.	1,134	231,336
Allied Motion Technologies, Inc.	298	5,990
American Electric Technologies, Inc. (I)	709	1,524
American Superconductor Corp. (I)	124	851
AMETEK, Inc.	5,575	301,496
Atkore International Group, Inc. (I)	1,632	42,889
AZZ, Inc.	669	39,806
Babcock & Wilcox Enterprises, Inc. (I)	1,219	11,385
Broadwind Energy, Inc. (I)	481	4,007
Eaton Corp. PLC	11,244	833,743
Emerson Electric Company	15,789	945,130
Encore Wire Corp.	509	23,414
Energous Corp. (I)	436	6,802
EnerSys	1,078	85,097
Enphase Energy, Inc. (I)	1,270	1,740
Espey Manufacturing & Electronics Corp.	162	3,726
FuelCell Energy, Inc. (I)	960	1,320
General Cable Corp.	1,116	20,032
Global Power Equipment Group, Inc. (I)	1,617	7,196
Hubbell, Inc.	1,316	157,986
Lighting Science Group Corp. (I)	3,647	205
Lime Energy Company (I)	158	292
LSI Industries, Inc.	908	9,162
P10 Industries, Inc. (I)	864	233
Plug Power, Inc. (I)(L)	4,666	6,439

407

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Electrical equipment (continued)
Powell Industries, Inc.	356	$12,261
Power Solutions International, Inc. (I)(L)	259	2,613
Preformed Line Products Company	348	18,148
Regal Beloit Corp.	1,083	81,929
Revolution Lighting Technologies, Inc. (I)	665	4,974
Rockwell Automation, Inc.	3,118	485,504
Sunrun, Inc. (I)(L)	3,014	16,276
Thermon Group Holdings, Inc. (I)	875	18,235
TPI Composites, Inc. (I)	1,137	21,614
Ultralife Corp. (I)	1,160	6,264
Vicor Corp. (I)	1,178	18,966
		3,428,585
Industrial conglomerates - 1.9%
3M Company	14,759	2,823,839
Carlisle Companies, Inc.	1,533	163,127
General Electric Company	217,261	6,474,378
Honeywell International, Inc.	18,698	2,334,819
Icahn Enterprises LP (L)	3,549	181,851
Raven Industries, Inc.	906	26,319
Roper Technologies, Inc.	2,519	520,148
		12,524,481
Machinery - 1.7%
Actuant Corp., Class A	1,342	35,362
AGCO Corp.	1,923	115,726
Alamo Group, Inc.	281	21,409
Albany International Corp., Class A	756	34,814
Allison Transmission Holdings, Inc.	4,032	145,394
Altra Industrial Motion Corp.	547	21,306
American Railcar Industries, Inc. (L)	519	21,331
Art’s-Way Manufacturing Company, Inc. (I)	912	3,283
Astec Industries, Inc.	567	34,868
Barnes Group, Inc.	1,329	68,231
Briggs & Stratton Corp.	1,078	24,201
Caterpillar, Inc.	14,374	1,333,332
Chart Industries, Inc. (I)	708	24,738
CIRCOR International, Inc.	397	23,598
Colfax Corp. (I)	2,908	114,168
Columbus McKinnon Corp.	651	16,158
Crane Company	1,617	121,000
Cummins, Inc.	4,214	637,157
Deere & Company	7,715	839,855
Donaldson Company, Inc.	3,579	162,916
Douglas Dynamics, Inc.	619	18,972
Dover Corp.	3,961	318,266
Energy Recovery, Inc. (I)(L)	1,363	11,340
EnPro Industries, Inc.	478	34,014
ESCO Technologies, Inc.	685	39,799
Federal Signal Corp.	1,496	20,660
Flowserve Corp.	3,435	166,323
Fortive Corp.	8,381	504,704
Franklin Electric Company, Inc.	1,168	50,282

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Machinery (continued)
FreightCar America, Inc.	399	$4,999
Gencor Industries, Inc. (I)	555	8,297
Global Brass & Copper Holdings, Inc.	506	17,406
Graco, Inc.	1,325	124,736
Harsco Corp. (I)	2,023	25,793
Hillenbrand, Inc.	1,580	56,643
Hurco Companies, Inc.	143	4,447
Hyster-Yale Materials Handling, Inc.	284	16,015
IDEX Corp.	1,987	185,804
Illinois Tool Works, Inc.	8,588	1,137,652
ITT, Inc.	2,155	88,398
John Bean Technologies Corp.	744	65,435
Joy Global, Inc.	2,321	65,568
Kadant, Inc.	248	14,719
Kennametal, Inc.	1,834	71,948
LB Foster Company, Class A	274	3,425
Lincoln Electric Holdings, Inc.	1,645	142,885
Lindsay Corp. (L)	233	20,532
Lydall, Inc. (I)	411	22,030
Manitex International, Inc. (I)	420	2,814
Meritor, Inc. (I)	2,393	40,992
Milacron Holdings Corp. (I)	1,688	31,414
Mueller Industries, Inc.	1,282	43,883
Mueller Water Products, Inc., Class A	4,056	47,942
Navistar International Corp. (I)	1,939	47,738
NN, Inc.	585	14,742
Nordson Corp.	1,375	168,905
Omega Flex, Inc.	294	14,050
Oshkosh Corp.	1,997	136,974
PACCAR, Inc.	8,689	583,901
Parker-Hannifin Corp.	3,231	517,994
Pentair PLC	4,616	289,792
Perma-Pipe International Holdings, Inc. (I)	583	4,606
Proto Labs, Inc. (I)	634	32,397
RBC Bearings, Inc. (I)	550	53,400
Rexnord Corp. (I)	2,474	57,100
Snap-on, Inc.	1,473	248,451
SPX Corp. (I)	983	23,838
SPX FLOW, Inc. (I)	983	34,120
Standex International Corp.	291	29,144
Stanley Black & Decker, Inc.	3,755	498,927
Sun Hydraulics Corp.	689	24,880
Tennant Company	397	28,842
Terex Corp.	2,510	78,814
The ExOne Company (I)(L)	298	3,037
The Gorman-Rupp Company	672	21,101
The Greenbrier Companies, Inc. (L)	617	26,593
The LS Starrett Company, Class A	453	4,757
The Manitowoc Company, Inc. (I)	3,212	18,308
The Middleby Corp. (I)	1,377	187,892
The Timken Company	1,924	86,965
The Toro Company	2,576	160,897
Titan International, Inc.	1,005	10,392
TriMas Corp. (I)	1,133	23,510

408

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Machinery (continued)
Trinity Industries, Inc.	4,174	$110,820
Wabash National Corp. (L)	1,506	31,159
WABCO Holdings, Inc. (I)	1,374	161,335
Wabtec Corp.	2,151	167,778
Watts Water Technologies, Inc., Class A	857	53,434
Welbilt, Inc. (I)	3,212	63,052
Westport Fuel Systems, Inc. (I)(L)	3,822	3,669
Woodward, Inc.	1,447	98,280
Xylem, Inc.	4,654	233,724
		11,562,302
Marine - 0.0%
Eagle Bulk Shipping, Inc. (I)	63	358
Kirby Corp. (I)	1,313	92,632
Matson, Inc.	1,025	32,554
Rand Logistics, Inc. (I)	1,550	992
		126,536
Professional services - 0.3%
Acacia Research Corp. (I)	1,195	6,871
Barrett Business Services, Inc.	197	10,760
CBIZ, Inc. (I)	1,604	21,734
CEB, Inc.	743	58,400
CRA International, Inc.	276	9,751
Equifax, Inc.	3,011	411,724
Exponent, Inc.	675	40,196
FTI Consulting, Inc. (I)	934	38,453
Heidrick & Struggles International, Inc.	363	9,565
Hill International, Inc. (I)	3,896	16,168
Huron Consulting Group, Inc. (I)	572	24,081
ICF International, Inc. (I)	433	17,883
Insperity, Inc.	516	45,743
Kelly Services, Inc., Class A	880	19,237
Kforce, Inc.	800	19,000
Korn/Ferry International	1,440	45,346
ManpowerGroup, Inc.	1,729	177,344
Mastech Digital, Inc. (I)	296	2,164
Mistras Group, Inc. (I)	687	14,688
Navigant Consulting, Inc. (I)	1,124	25,695
On Assignment, Inc. (I)	1,216	59,012
Resources Connection, Inc.	976	16,348
Robert Half International, Inc.	3,205	156,500
RPX Corp. (I)	1,202	14,424
The Advisory Board Company (I)	1,035	48,438
The Dun & Bradstreet Corp.	886	95,635
TransUnion (I)	4,334	166,209
TriNet Group, Inc. (I)	1,720	49,708
TrueBlue, Inc. (I)	909	24,861
Verisk Analytics, Inc. (I)	4,218	342,249
WageWorks, Inc. (I)	826	59,720
Willdan Group, Inc. (I)	422	13,614
		2,061,521
Road and rail - 0.8%
AMERCO	475	181,065

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Road and rail (continued)
ArcBest Corp.	705	$18,330
Avis Budget Group, Inc. (I)	2,277	67,354
Celadon Group, Inc.	717	4,696
Covenant Transportation Group, Inc., Class A (I)	466	8,761
CSX Corp.	22,821	1,062,318
Genesee & Wyoming, Inc., Class A (I)	1,416	96,090
Heartland Express, Inc.	2,013	40,361
Hertz Global Holdings, Inc. (I)(L)	2,145	37,623
J.B. Hunt Transport Services, Inc.	2,870	263,294
Kansas City Southern	2,569	220,317
Knight Transportation, Inc.	1,874	58,750
Landstar System, Inc.	977	83,680
Marten Transport, Ltd.	864	20,261
Norfolk Southern Corp.	7,225	808,983
Old Dominion Freight Line, Inc.	2,167	185,430
P.A.M. Transportation Services, Inc. (I)	203	3,307
Patriot Transportation Holding, Inc. (I)	144	3,276
Roadrunner Transportation Systems, Inc. (I)	1,015	6,973
Ryder System, Inc.	1,258	94,904
Saia, Inc. (I)	643	28,485
Swift Transportation Company (I)(L)	3,346	68,727
Union Pacific Corp.	20,269	2,146,892
Universal Logistics Holdings, Inc.	735	10,547
USA Truck, Inc. (I)	323	2,374
Werner Enterprises, Inc.	1,617	42,365
YRC Worldwide, Inc. (I)	748	8,235
		5,573,398
Trading companies and distributors - 0.4%
(I)	774	37,841
Air Lease Corp.	2,442	94,628
Aircastle, Ltd.	1,918	46,281
Applied Industrial Technologies, Inc.	905	55,974
Beacon Roofing Supply, Inc. (I)	1,444	70,987
BMC Stock Holdings, Inc. (I)	1,608	36,341
CAI International, Inc. (I)	572	9,003
DXP Enterprises, Inc. (I)	367	13,898
Empire Resources, Inc.	2,841	19,688
Fastenal Company	7,327	377,341
GATX Corp. (L)	1,014	61,813
GMS, Inc. (I)	986	34,549
H&E Equipment Services, Inc.	759	18,611
HD Supply Holdings, Inc. (I)	4,852	199,539
Kaman Corp.	670	32,247
MRC Global, Inc. (I)	2,326	42,636
MSC Industrial Direct Company, Inc., Class A	2,234	229,566
Neff Corp., Class A (I)	1,400	27,230
NOW, Inc. (I)	2,550	43,248
Rush Enterprises, Inc., Class A (I)	968	32,021
SiteOne Landscape Supply, Inc. (I)	955	46,232
Textainer Group Holdings, Ltd.	1,298	19,859

409

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Trading companies and distributors (continued)
Titan Machinery, Inc. (I)	515	$7,900
Triton International, Ltd.	812	20,941
United Rentals, Inc. (I)	2,123	265,481
Univar, Inc. (I)	3,364	103,140
Veritiv Corp. (I)	392	20,306
W.W. Grainger, Inc.	1,466	341,226
Watsco, Inc.	857	122,705
WESCO International, Inc. (I)	1,306	90,832
Willis Lease Finance Corp. (I)	244	5,453
		2,527,517
		66,781,320
Information technology - 19.8%
Communications equipment - 1.1%
Acacia Communications, Inc. (I)(L)	891	52,230
ADTRAN, Inc.	1,134	23,531
Aerohive Networks, Inc. (I)	1,539	6,479
Applied Optoelectronics, Inc. (I)(L)	850	47,728
Arista Networks, Inc. (I)	1,841	243,509
ARRIS International PLC (I)	4,514	119,395
Aviat Networks, Inc. (I)	164	2,412
Bel Fuse, Inc., Class B	373	9,530
Brocade Communications Systems, Inc.	9,727	121,393
CalAmp Corp. (I)	938	15,749
Calix, Inc. (I)	1,421	10,302
Ciena Corp. (I)	3,414	80,605
Cisco Systems, Inc.	123,290	4,167,202
Clearfield, Inc. (I)	286	4,705
ClearOne, Inc.	466	4,613
CommScope Holding Company, Inc. (I)	5,033	209,926
Communications Systems, Inc.	780	3,432
Comtech Telecommunications Corp.	434	6,397
Digi International, Inc. (I)	532	6,331
EchoStar Corp., Class A (I)	2,316	131,896
Extreme Networks, Inc. (I)	2,672	20,067
F5 Networks, Inc. (I)	1,602	228,397
Finisar Corp. (I)	2,580	70,537
Harmonic, Inc. (I)	3,856	22,943
Harris Corp.	2,975	331,028
Infinera Corp. (I)	3,206	32,797
Inseego Corp. (I)(L)	1,074	2,245
InterDigital, Inc.	843	72,751
Ixia (I)	1,783	35,036
Juniper Networks, Inc.	9,231	256,899
Lantronix, Inc. (I)	2,979	11,559
Lumentum Holdings, Inc. (I)	1,479	78,905
Motorola Solutions, Inc.	4,150	357,813
NETGEAR, Inc. (I)	770	38,154
NetScout Systems, Inc. (I)	2,284	86,678
Oclaro, Inc. (I)	5,132	50,396
Optical Cable Corp. (I)	1,147	3,498
Palo Alto Networks, Inc. (I)	2,288	257,812
ParkerVision, Inc. (I)	223	444

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Communications equipment (continued)
Plantronics, Inc.	833	$45,074
Powerwave Technologies, Inc. (I)	912	0
Quantenna Communications, Inc. (I)(L)	880	18,330
ShoreTel, Inc. (I)	1,336	8,216
Sonus Networks, Inc. (I)	1,059	6,979
Ubiquiti Networks, Inc. (I)	1,993	100,168
ViaSat, Inc. (I)	1,472	93,943
Viavi Solutions, Inc. (I)	5,415	58,049
		7,556,083
Electronic equipment, instruments and components - 0.7%
ADDvantage Technologies Group, Inc. (I)	2,280	4,241
Agilysys, Inc. (I)	1,774	16,764
Amphenol Corp., Class A	7,622	542,458
Anixter International, Inc. (I)	773	61,299
Arrow Electronics, Inc. (I)	2,151	157,905
Avnet, Inc.	3,067	140,346
AVX Corp.	4,025	65,930
Badger Meter, Inc.	702	25,799
Belden, Inc.	982	67,945
Benchmark Electronics, Inc. (I)	1,151	36,602
CDW Corp.	3,919	226,165
Cognex Corp.	2,013	168,991
Coherent, Inc. (I)	560	115,158
Corning, Inc.	23,432	632,664
CTS Corp.	903	19,234
Daktronics, Inc.	1,118	10,565
Dolby Laboratories, Inc., Class A	2,381	124,788
Echelon Corp. (I)	121	730
eMagin Corp. (I)	820	1,927
ePlus, Inc. (I)	176	23,769
FARO Technologies, Inc. (I)	470	16,803
Fitbit, Inc., Class A (I)	5,298	31,364
FLIR Systems, Inc.	3,254	118,055
ID Systems, Inc. (I)	1,141	7,223
Identive Group, Inc. (I)	182	1,285
II-VI, Inc. (I)	1,532	55,229
Insight Enterprises, Inc. (I)	950	39,036
InvenSense, Inc. (I)	2,397	30,274
IPG Photonics Corp. (I)	1,272	153,530
Itron, Inc. (I)	903	54,812
Jabil Circuit, Inc.	4,399	127,219
Keysight Technologies, Inc. (I)	4,059	146,692
Kimball Electronics, Inc. (I)	795	13,475
Knowles Corp. (I)	2,195	41,595
Littelfuse, Inc.	562	89,869
LRAD Corp.	2,439	3,683
Maxwell Technologies, Inc. (I)	1,149	6,676
Mesa Laboratories, Inc.	93	11,411
Methode Electronics, Inc.	886	40,402
MOCON, Inc.	396	8,613
MTS Systems Corp.	336	18,497
National Instruments Corp.	3,628	118,128

410

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Electronic equipment, instruments and components (continued)
Novanta, Inc. (I)	766	$20,337
OSI Systems, Inc. (I)	477	34,816
Park Electrochemical Corp.	597	10,662
PC Connection, Inc.	675	20,108
Perceptron, Inc. (I)	534	4,454
Plexus Corp. (I)	830	47,974
Richardson Electronics, Ltd.	1,346	8,103
Rogers Corp. (I)	387	33,232
Sanmina Corp. (I)	1,768	71,781
ScanSource, Inc. (I)	664	26,062
SYNNEX Corp.	958	107,239
Systemax, Inc.	894	9,914
Tech Data Corp. (I)	815	76,529
Trimble, Inc. (I)	6,065	194,141
TTM Technologies, Inc. (I)	2,628	42,390
Universal Display Corp.	1,115	96,002
VeriFone Systems, Inc. (I)	2,675	50,103
Vishay Intertechnology, Inc. (L)	3,586	58,990
Vishay Precision Group, Inc. (I)	493	7,789
Wayside Technology Group, Inc.	307	5,710
Zebra Technologies Corp., Class A (I)	1,242	113,333
		4,616,820
Internet software and services - 4.3%
2U, Inc. (I)	1,200	47,592
Actua Corp. (I)	972	13,657
Akamai Technologies, Inc. (I)	4,156	248,113
Alarm.com Holdings, Inc. (I)	1,091	33,537
Alphabet, Inc., Class C (I)	16,943	14,055,235
Amber Road, Inc. (I)	734	5,666
Angie’s List, Inc. (I)	1,342	7,649
Appfolio, Inc., Class A (I)	925	25,160
Apptio, Inc., Class A (I)(L)	1,107	12,985
Autobytel, Inc. (I)	283	3,546
Bankrate, Inc. (I)	2,362	22,793
Bazaarvoice, Inc. (I)	1,789	7,693
Benefitfocus, Inc. (I)(L)	751	20,990
Blucora, Inc. (I)	902	15,605
Box, Inc., Class A (I)	2,983	48,653
Brightcove, Inc. (I)	656	5,838
BroadVision, Inc. (I)	124	601
Carbonite, Inc. (I)	665	13,500
Care.com, Inc. (I)	790	9,883
ChannelAdvisor Corp. (I)	485	5,408
CommerceHub, Inc., Series A (I)	327	5,062
CommerceHub, Inc., Series C (I)	655	10,172
Cornerstone OnDemand, Inc. (I)	1,341	52,151
CoStar Group, Inc. (I)	789	163,497
Coupa Software, Inc. (I)(L)	1,243	31,572
DHI Group, Inc. (I)	1,548	6,115
eBay, Inc. (I)	27,382	919,214
eGain Corp. (I)	1,383	2,005

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Internet software and services (continued)
Endurance International Group Holdings, Inc. (I)	3,078	$24,162
Envestnet, Inc. (I)	1,037	33,495
Facebook, Inc., Class A (I)	70,856	10,065,095
Five9, Inc. (I)	1,478	24,328
GoDaddy, Inc., Class A (I)	4,406	166,987
Gogo, Inc. (I)(L)	2,099	23,089
Great Elm Capital Group, Inc. (I)	477	1,574
GrubHub, Inc. (I)	2,089	68,707
Hortonworks, Inc. (I)(L)	1,662	16,304
Instructure, Inc. (I)	779	18,229
InterActiveCorp (I)	1,887	139,110
Internap Corp. (I)	1,629	6,060
iPass, Inc. (I)	3,427	4,010
j2 Global, Inc.	1,122	94,147
Leaf Group, Ltd. (I)	359	2,693
Limelight Networks, Inc. (I)	3,144	8,112
Liquidity Services, Inc. (I)	719	5,752
LivePerson, Inc. (I)	1,346	9,220
LogMeIn, Inc.	1,232	120,120
Marchex, Inc., Class B (I)	1,000	2,720
Match Group, Inc. (I)(L)	5,964	97,392
MeetMe, Inc. (I)	1,220	7,186
MINDBODY, Inc., Class A (I)	913	25,062
New Relic, Inc. (I)	1,191	44,150
NIC, Inc.	1,581	31,936
Numerex Corp., Class A (I)	802	3,826
Nutanix, Inc. (I)	3,423	64,250
Pandora Media, Inc. (I)(L)	5,551	65,557
Q2 Holdings, Inc. (I)	934	32,550
QuinStreet, Inc. (I)	930	3,627
Qumu Corp. (I)	1,006	2,797
Quotient Technology, Inc. (I)	1,821	17,391
RealNetworks, Inc. (I)	1,531	7,410
RetailMeNot, Inc. (I)	1,273	10,311
Rightside Group, Ltd. (I)	359	3,561
Shutterstock, Inc. (I)(L)	860	35,561
Spark Networks, Inc. (I)	2,093	2,156
SPS Commerce, Inc. (I)	436	25,502
Stamps.com, Inc. (I)(L)	428	50,654
Support.com, Inc. (I)	597	1,310
TechTarget, Inc. (I)	764	6,899
The Trade Desk, Inc., Class A (I)(L)	1,063	39,597
TrueCar, Inc. (I)(L)	1,810	28,001
Twilio, Inc., Class A (I)(L)	2,196	63,399
Twitter, Inc. (I)	17,868	267,127
VeriSign, Inc. (I)(L)	2,563	223,263
Web.com Group, Inc. (I)	1,291	24,916
WebMD Health Corp. (I)	946	49,835
Xactly Corp. (I)	778	9,258
XO Group, Inc. (I)	781	13,441
Yahoo!, Inc. (I)	23,535	1,092,259
Yelp, Inc. (I)	1,819	59,572

411

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Internet software and services (continued)
Zillow Group, Inc., Class C (I)	4,762	$160,337
		29,197,899
IT services - 3.3%
Acxiom Corp. (I)	1,763	50,193
Alliance Data Systems Corp.	1,408	350,592
Automatic Data Processing, Inc.	11,095	1,136,017
Black Knight Financial Services, Inc.,
Class A (I)(L)	3,661	140,216
Blackhawk Network Holdings, Inc. (I)	1,328	53,917
Booz Allen Hamilton Holding Corp.	3,622	128,183
Broadridge Financial Solutions, Inc.	2,859	194,269
CACI International, Inc., Class A (I)	600	70,380
Cardtronics PLC, Class A (I)	1,158	54,137
Cass Information Systems, Inc.	337	22,276
Cognizant Technology Solutions Corp.,
Class A (I)	14,929	888,574
Computer Sciences Corp. (I)	3,617	249,609
Conduent, Inc. (I)	4,850	81,383
Convergys Corp.	2,403	50,823
CoreLogic, Inc. (I)	2,116	86,164
CSG Systems International, Inc.	777	29,378
CSRA, Inc.	3,897	114,143
DST Systems, Inc.	791	96,898
EPAM Systems, Inc. (I)	1,254	94,702
Euronet Worldwide, Inc. (I)	1,283	109,722
Everi Holdings, Inc. (I)	2,025	9,700
ExlService Holdings, Inc. (I)	766	36,278
Fidelity National Information Services, Inc.	8,100	644,922
First Data Corp., Class A (I)	22,960	355,880
Fiserv, Inc. (I)	5,293	610,336
FleetCor Technologies, Inc. (I)	2,343	354,800
Forrester Research, Inc.	453	18,007
Gartner, Inc. (I)	1,964	212,092
Genpact, Ltd.	4,940	122,314
Global Payments, Inc.	3,899	314,571
Information Services Group, Inc. (I)	1,170	3,686
Innodata, Inc. (I)	808	1,778
International Business Machines Corp.	23,346	4,065,472
Jack Henry & Associates, Inc.	1,912	178,007
Leidos Holdings, Inc.	3,745	191,519
ManTech International Corp., Class A	903	31,271
Mastercard, Inc., Class A	26,774	3,011,272
MAXIMUS, Inc.	1,529	95,104
MoneyGram International, Inc. (I)	1,413	23,753
NCI, Inc., Class A (I)	381	5,734
NeuStar, Inc., Class A (I)	1,360	45,084
Paychex, Inc.	8,943	526,743
PayPal Holdings, Inc. (I)	29,683	1,276,963
Perficient, Inc. (I)	843	14,634
PFSweb, Inc. (I)	714	4,662
PRGX Global, Inc. (I)	1,116	7,142
Sabre Corp.	7,341	155,556
Science Applications International Corp.	1,039	77,302

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
IT services (continued)
ServiceSource International, Inc. (I)	1,648	$6,394
Square, Inc., Class A (I)	9,325	161,136
Sykes Enterprises, Inc. (I)	996	29,282
Syntel, Inc.	2,000	33,660
TeleTech Holdings, Inc.	1,269	37,562
Teradata Corp. (I)	3,136	97,592
The Hackett Group, Inc.	576	11,226
The Western Union Company	11,667	237,423
Total System Services, Inc.	4,698	251,155
Unisys Corp. (I)(L)	1,335	18,623
Vantiv, Inc., Class A (I)	4,852	311,110
Virtusa Corp. (I)	733	22,151
Visa, Inc., Class A	52,326	4,650,212
WEX, Inc. (I)	1,084	112,194
		22,375,878
Semiconductors and semiconductor equipment - 2.6%
Advanced Energy Industries, Inc. (I)	919	63,007
Advanced Micro Devices, Inc. (I)	22,966	334,155
Alpha & Omega Semiconductor, Ltd. (I)	677	11,638
Ambarella, Inc. (I)(L)	811	44,370
Amkor Technology, Inc. (I)	5,636	65,321
Analog Devices, Inc.	8,984	736,239
Applied Materials, Inc.	26,617	1,035,401
Axcelis Technologies, Inc. (I)	1,048	19,702
Brooks Automation, Inc.	1,693	37,923
Cabot Microelectronics Corp.	546	41,829
Cavium, Inc. (I)	1,798	128,845
CEVA, Inc. (I)	473	16,792
Cirrus Logic, Inc. (I)	1,542	93,584
Cohu, Inc.	836	15,433
Cree, Inc. (I)	2,451	65,515
Cypress Semiconductor Corp.	7,563	104,067
Diodes, Inc. (I)	1,139	27,393
DSP Group, Inc. (I)	1,518	18,216
Entegris, Inc. (I)	3,313	77,524
Exar Corp. (I)	1,365	17,759
First Solar, Inc. (I)(L)	2,463	66,747
FormFactor, Inc. (I)	2,017	23,901
GSI Technology, Inc. (I)	900	7,830
Impinj, Inc. (I)(L)	586	17,738
Inphi Corp. (I)	911	44,475
Integrated Device Technology, Inc. (I)	3,152	74,608
Intel Corp.	116,412	4,198,981
inTEST Corp. (I)	1,205	7,592
IXYS Corp.	1,009	14,681
KLA-Tencor Corp.	3,940	374,576
Kopin Corp. (I)	5,541	22,718
Kulicke & Soffa Industries, Inc. (I)	1,781	36,190
Lam Research Corp.	4,012	514,980
Lattice Semiconductor Corp. (I)	2,974	20,580
MACOM Technology Solutions Holdings, Inc. (I)	1,529	73,851
Marvell Technology Group, Ltd.	12,153	185,455

412

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Maxim Integrated Products, Inc.	6,815	$306,402
MaxLinear, Inc. (I)	1,434	40,224
Microchip Technology, Inc.	5,430	400,625
Micron Technology, Inc. (I)	25,678	742,094
Microsemi Corp. (I)	2,721	140,213
MKS Instruments, Inc.	1,286	88,413
Monolithic Power Systems, Inc.	1,007	92,745
Nanometrics, Inc. (I)	623	18,977
NeoPhotonics Corp. (I)	1,222	11,010
NVE Corp.	175	14,488
NVIDIA Corp.	13,260	1,444,412
ON Semiconductor Corp. (I)	10,127	156,867
PDF Solutions, Inc. (I)	882	19,951
Photronics, Inc. (I)	1,479	15,825
Power Integrations, Inc.	714	46,946
QUALCOMM, Inc.	36,296	2,081,213
Rambus, Inc. (I)	2,670	35,084
Rudolph Technologies, Inc. (I)	971	21,750
Semtech Corp. (I)	1,537	51,951
Sigma Designs, Inc. (I)	1,223	7,644
Silicon Laboratories, Inc. (I)	1,002	73,697
Skyworks Solutions, Inc.	4,520	442,870
STR Holdings, Inc. (I)	406	84
SunEdison, Inc. (I)	6,553	482
SunPower Corp. (I)	3,206	19,557
Synaptics, Inc. (I)	852	42,183
Teradyne, Inc.	4,894	152,203
Texas Instruments, Inc.	24,537	1,976,701
Transwitch Corp. (I)	1,304	0
Ultra Clean Holdings, Inc. (I)	1,622	27,363
Ultratech, Inc. (I)	647	19,164
Veeco Instruments, Inc. (I)	1,054	31,462
Versum Materials, Inc.	2,580	78,948
Xcerra Corp. (I)	1,415	12,579
Xilinx, Inc.	6,389	369,859
Xperi Corp.	1,138	38,635
		17,662,237
Software - 4.5%
8x8, Inc. (I)	1,985	30,271
A10 Networks, Inc. (I)	1,766	16,159
ACI Worldwide, Inc. (I)	2,863	61,240
Activision Blizzard, Inc.	18,314	913,136
Adobe Systems, Inc. (I)	12,233	1,591,880
American Software, Inc., Class A	877	9,016
ANSYS, Inc. (I)	2,116	226,137
Aspen Technology, Inc. (I)	1,934	113,951
Autodesk, Inc. (I)	5,578	482,330
Blackbaud, Inc.	1,162	89,091
Blackline, Inc. (I)	1,296	38,569
Bottomline Technologies (de), Inc. (I)	911	21,545
BroadSoft, Inc. (I)	685	27,537
CA, Inc.	10,479	332,394

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Software (continued)
Cadence Design Systems, Inc. (I)	7,138	$224,133
Callidus Software, Inc. (I)	1,491	31,833
Citrix Systems, Inc. (I)	3,888	324,220
CommVault Systems, Inc. (I)	1,078	54,762
Covisint Corp. (I)	734	1,505
Digimarc Corp. (I)(L)	325	8,775
Document Security Systems, Inc. (I)	443	532
Ebix, Inc. (L)	840	51,450
Electronic Arts, Inc. (I)	7,437	665,760
Ellie Mae, Inc. (I)	917	91,948
Everbridge, Inc. (I)	1,013	20,797
Fair Isaac Corp.	763	98,389
FalconStor Software, Inc. (I)	1,749	696
FireEye, Inc. (I)(L)	4,078	51,424
Fortinet, Inc. (I)	4,647	178,212
Gigamon, Inc. (I)	777	27,622
GlobalSCAPE, Inc.	1,481	5,806
Glu Mobile, Inc. (I)(L)	2,758	6,261
Guidewire Software, Inc. (I)	1,731	97,507
HubSpot, Inc. (I)	900	54,495
Imperva, Inc. (I)	763	31,321
Intuit, Inc.	6,320	733,057
Jive Software, Inc. (I)	2,807	12,070
Manhattan Associates, Inc. (I)	1,728	89,942
Microsoft Corp.	191,072	12,584,002
MicroStrategy, Inc., Class A (I)	263	49,391
Mitek Systems, Inc. (I)	479	3,185
MobileIron, Inc. (I)	1,929	8,391
Model N, Inc. (I)	646	6,751
Monotype Imaging Holdings, Inc.	1,063	21,366
Nuance Communications, Inc. (I)	6,680	115,631
Oracle Corp.	100,873	4,499,945
Paycom Software, Inc. (I)(L)	1,425	81,952
Paylocity Holding Corp. (I)	1,217	47,013
Pegasystems, Inc.	1,800	78,930
PolarityTE, Inc. (I)	35	478
Progress Software Corp.	1,317	38,259
Proofpoint, Inc. (I)	1,021	75,922
PROS Holdings, Inc. (I)	740	17,901
PTC, Inc. (I)	2,803	147,298
Qualys, Inc. (I)	868	32,897
Rapid7, Inc. (I)	1,196	17,916
RealPage, Inc. (I)	2,058	71,824
Red Hat, Inc. (I)	4,335	374,978
RingCentral, Inc., Class A (I)	1,376	38,941
Rosetta Stone, Inc. (I)	599	5,840
salesforce.com, Inc. (I)	16,710	1,378,408
Secureworks Corp., Class A (I)	2,033	19,314
ServiceNow, Inc. (I)	4,122	360,551
Silver Spring Networks, Inc. (I)	1,081	12,204
Smith Micro Software, Inc. (I)	440	409
Splunk, Inc. (I)	3,181	198,144
SS&C Technologies Holdings, Inc.	5,348	189,319
Symantec Corp.	15,439	473,669

413

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Software (continued)
Synchronoss Technologies, Inc. (I)	1,046	$25,522
Synopsys, Inc. (I)	3,607	260,173
Tableau Software, Inc., Class A (I)	1,809	89,636
Take-Two Interactive Software, Inc. (I)	2,375	140,766
Tangoe, Inc. (I)	1,265	6,705
Telenav, Inc. (I)	1,482	12,819
The Rubicon Project, Inc. (I)	1,007	5,931
The Ultimate Software Group, Inc. (I)	698	136,257
THQ, Inc. (I)	234	0
TiVo Corp.	2,776	52,050
Tyler Technologies, Inc. (I)	857	132,458
Upland Software, Inc. (I)	812	12,903
Varonis Systems, Inc. (I)	654	20,797
VASCO Data Security International, Inc. (I)	1,062	14,337
Verint Systems, Inc. (I)	1,403	60,855
VirnetX Holding Corp. (I)(L)	1,597	3,673
VMware, Inc., Class A (I)(L)	10,089	929,600
Workday, Inc., Class A (I)	4,972	414,068
Workiva, Inc. (I)	890	13,929
Zendesk, Inc. (I)	2,283	64,015
Zix Corp. (I)	880	4,233
Zynga, Inc., Class A (I)	21,526	61,349
		30,228,678
Technology hardware, storage and peripherals - 3.3%
3D Systems Corp. (I)(L)	2,618	39,165
Apple, Inc.	131,022	18,822,621
Avid Technology, Inc. (I)	1,037	4,832
CPI Card Group, Inc.	1,520	6,384
Cray, Inc. (I)	1,015	22,229
Diebold Nixdorf, Inc.	2,273	69,781
Eastman Kodak Company (I)	1,082	12,443
Electronics For Imaging, Inc. (I)	1,141	55,715
Glassbridge Enterprises, Inc. (I)	120	578
Hewlett Packard Enterprise Company	41,163	975,563
HP, Inc.	42,181	754,196
Immersion Corp. (I)	978	8,469
Intevac, Inc. (I)	1,176	14,700
NCR Corp. (I)	2,991	136,629
NetApp, Inc.	6,985	292,322
Nimble Storage, Inc. (I)	2,003	25,038
Pure Storage, Inc., Class A (I)(L)	4,787	47,056
Super Micro Computer, Inc. (I)	1,189	30,141
TransAct Technologies, Inc.	494	4,001
Video Display Corp. (I)	1,821	1,766
Western Digital Corp.	7,035	580,599
Xerox Corp.	24,252	178,010
		22,082,238
		133,719,833
Materials - 3.1%
Chemicals - 2.0%
A. Schulman, Inc.	713	22,424

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials (continued)
Chemicals (continued)
AdvanSix, Inc. (I)	728	$19,889
Air Products & Chemicals, Inc.	5,352	724,072
Albemarle Corp.	2,696	284,805
American Vanguard Corp.	755	12,533
Ashland Global Holdings, Inc.	1,650	204,287
Axalta Coating Systems, Ltd. (I)	5,704	183,669
Balchem Corp.	725	59,755
Cabot Corp.	1,475	88,367
Calgon Carbon Corp.	1,150	16,790
Celanese Corp., Series A	3,519	316,182
CF Industries Holdings, Inc.	5,650	165,828
Chase Corp.	226	21,560
Chemtura Corp. (I)	1,472	49,165
Ciner Resources LP	509	14,522
Core Molding Technologies, Inc. (I)	280	4,992
E.I. du Pont de Nemours & Company	21,383	1,717,696
Eastman Chemical Company	3,541	286,113
Ecolab, Inc.	7,171	898,813
Ferro Corp. (I)	1,796	27,281
Flotek Industries, Inc. (I)(L)	1,385	17,714
FMC Corp.	3,237	225,263
FutureFuel Corp.	1,202	17,044
GCP Applied Technologies, Inc. (I)	1,748	57,072
Hawkins, Inc.	312	15,288
HB Fuller Company	1,198	61,769
Huntsman Corp.	5,713	140,197
Ingevity Corp. (I)	1,072	65,231
Innophos Holdings, Inc.	533	28,766
Innospec, Inc.	621	40,210
International Flavors & Fragrances, Inc.	2,043	270,759
Intrepid Potash, Inc. (I)	1,827	3,142
KMG Chemicals, Inc.	377	17,368
Koppers Holdings, Inc. (I)	493	20,879
Kraton Corp. (I)	778	24,056
Kronos Worldwide, Inc.	2,710	44,525
LSB Industries, Inc. (I)	541	5,075
Minerals Technologies, Inc.	820	62,812
Monsanto Company	10,769	1,219,051
NewMarket Corp.	278	125,998
Northern Technologies International Corp. (I)	322	5,732
OCI Partners LP	2,042	20,420
Olin Corp.	3,964	130,297
OMNOVA Solutions, Inc. (I)	969	9,593
PolyOne Corp.	2,015	68,691
PPG Industries, Inc.	6,556	688,904
Praxair, Inc.	7,026	833,284
Quaker Chemical Corp.	343	45,159
Rayonier Advanced Materials, Inc.	994	13,369
Rentech Nitrogen Partners LP (I)	1,086	195
RPM International, Inc.	3,524	193,926
Sensient Technologies Corp.	1,054	83,540
Stepan Company	506	39,878
Terra Nitrogen Company LP (L)	422	41,457

414

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials (continued)
Chemicals (continued)
TerraVia Holdings, Inc. (I)(L)	3,082	$2,233
The Chemours Company	4,318	166,243
The Dow Chemical Company	27,571	1,751,861
The Mosaic Company	8,427	245,900
The Scotts Miracle-Gro Company	1,434	133,921
The Sherwin-Williams Company	2,288	709,715
The Valspar Corp.	2,065	229,091
Trecora Resources (I)	686	7,615
Tredegar Corp.	888	15,584
Trinseo SA	1,169	78,440
Valhi, Inc.	7,686	25,210
Valvoline, Inc. (L)	5,153	126,506
W.R. Grace & Company	1,671	116,485
Westlake Chemical Corp.	3,120	206,076
Westlake Chemical Partners LP	391	9,834
Yield10 Bioscience, Inc. (I)	1,481	545
		13,580,666
Construction materials - 0.2%
Eagle Materials, Inc.	1,126	109,380
Forterra, Inc. (I)	1,707	33,287
Headwaters, Inc. (I)	1,664	39,071
Martin Marietta Materials, Inc.	1,601	349,418
Summit Materials, Inc., Class A (I)	2,724	67,310
U.S. Concrete, Inc. (I)(L)	359	23,173
United States Lime & Minerals, Inc.	118	9,320
Vulcan Materials Company	3,311	398,909
		1,029,868
Containers and packaging - 0.4%
AptarGroup, Inc.	1,721	132,500
Avery Dennison Corp.	2,115	170,469
Ball Corp.	4,305	319,689
Bemis Company, Inc.	2,253	110,082
Berry Plastics Group, Inc. (I)	2,850	138,425
Crown Holdings, Inc. (I)	3,312	175,370
Graphic Packaging Holding Company	7,469	96,126
Greif, Inc., Class A	1,126	62,031
International Paper Company	10,213	518,616
Multi Packaging Solutions International,
Ltd. (I)	1,900	34,105
Myers Industries, Inc.	599	9,494
Owens-Illinois, Inc. (I)	3,705	75,508
Packaging Corp. of America	2,438	223,370
Sealed Air Corp.	4,724	205,872
Silgan Holdings, Inc.	1,489	88,387
Sonoco Products Company	2,438	129,019
UFP Technologies, Inc. (I)	270	6,993
WestRock Company	6,078	316,238
		2,812,294
Metals and mining - 0.5%
A. M. Castle & Company (I)	676	203
AK Steel Holding Corp. (I)	7,832	56,312
Alcoa Corp.	4,697	161,577

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials (continued)
Metals and mining (continued)
Allegheny Technologies, Inc. (L)	2,513	$45,133
Carpenter Technology Corp.	1,065	39,725
Century Aluminum Company (I)	2,202	27,943
Cliffs Natural Resources, Inc. (I)	6,850	56,239
Coeur Mining, Inc. (I)	3,812	30,801
Commercial Metals Company	2,880	55,094
Compass Minerals International, Inc.	779	52,855
Freeport-McMoRan, Inc. (I)	33,579	448,615
General Moly, Inc. (I)	2,672	1,336
Golden Minerals Company (I)	848	536
Handy & Harman, Ltd. (I)	386	10,499
Haynes International, Inc.	336	12,808
Hecla Mining Company	9,212	48,731
Kaiser Aluminum Corp.	411	32,839
Materion Corp.	519	17,412
Molycorp, Inc. (I)	6,266	201
Newmont Mining Corp.	13,413	442,092
Nucor Corp.	7,939	474,117
Olympic Steel, Inc.	311	5,772
Paramount Gold Nevada Corp. (I)	221	373
Reliance Steel & Aluminum Company	1,718	137,474
Royal Gold, Inc.	1,516	106,196
Ryerson Holding Corp. (I)	791	9,967
Schnitzer Steel Industries, Inc., Class A	687	14,187
Southern Copper Corp. (L)	19,139	686,899
Steel Dynamics, Inc.	5,877	204,285
Stillwater Mining Company (I)	2,775	47,924
SunCoke Energy Partners LP (L)	1,200	18,420
SunCoke Energy, Inc. (I)	1,547	13,861
Synalloy Corp. (I)	518	6,346
Tahoe Resources, Inc.	7,130	57,254
TimkenSteel Corp. (I)	1,013	19,156
United States Steel Corp.	4,291	145,079
US Antimony Corp. (I)	2,052	1,017
Vista Gold Corp. (I)(L)	2,508	2,558
Worthington Industries, Inc.	1,465	66,057
		3,557,893
Paper and forest products - 0.0%
Boise Cascade Company (I)	927	24,751
Clearwater Paper Corp. (I)	383	21,448
Deltic Timber Corp.	336	26,248
KapStone Paper and Packaging Corp.	2,401	55,463
Louisiana-Pacific Corp. (I)	3,348	83,097
Neenah Paper, Inc.	450	33,615
PH Glatfelter Company	1,142	24,827
Rentech, Inc. (I)	1,061	531
Schweitzer-Mauduit International, Inc.	763	31,603
		301,583
		21,282,304
Real estate - 3.8%
Equity real estate investment trusts - 3.7%
Acadia Realty Trust	2,282	68,597

415

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate (continued)
Equity real estate investment trusts (continued)
Agree Realty Corp.	498	$23,884
Alexander’s, Inc.	132	57,006
Alexandria Real Estate Equities, Inc.	1,967	217,393
American Assets Trust, Inc.	1,121	46,903
American Campus Communities, Inc.	3,089	147,006
American Homes 4 Rent, Class A	5,749	131,997
American Tower Corp.	10,428	1,267,419
Apartment Investment & Management
Company, Class A	3,771	167,244
Apple Hospitality REIT, Inc.	5,649	107,896
Armada Hoffler Properties, Inc.	983	13,654
Ashford Hospitality Prime, Inc.	896	9,507
Ashford Hospitality Trust, Inc.	2,152	13,708
AvalonBay Communities, Inc.	3,383	621,119
Bluerock Residential Growth REIT, Inc.	654	8,051
Boston Properties, Inc.	3,819	505,674
Brandywine Realty Trust	4,232	68,685
Brixmor Property Group, Inc.	7,806	167,517
Camden Property Trust	2,078	167,196
Care Capital Properties, Inc.	1,962	52,719
CareTrust REIT, Inc.	1,577	26,525
CatchMark Timber Trust, Inc., Class A	1,041	11,992
CBL & Associates Properties, Inc.	3,918	37,378
Cedar Realty Trust, Inc.	2,391	12,003
Chatham Lodging Trust	1,014	20,027
Chesapeake Lodging Trust	1,393	33,376
Colony NorthStar, Inc., Class A	13,635	176,028
Colony Starwood Homes	2,489	84,502
Columbia Property Trust, Inc.	2,913	64,814
Community Healthcare Trust, Inc.	509	12,165
CoreCivic, Inc.	2,844	89,358
CorEnergy Infrastructure Trust, Inc.	217	7,330
CoreSite Realty Corp.	953	85,818
Corporate Office Properties Trust	2,190	72,489
Cousins Properties, Inc.	9,367	77,465
Crown Castle International Corp.	8,837	834,655
CubeSmart	4,232	109,863
CyrusOne, Inc.	2,276	117,146
DCT Industrial Trust, Inc.	2,154	103,650
DDR Corp.	8,843	110,803
DiamondRock Hospitality Company	4,943	55,114
Digital Realty Trust, Inc.	3,968	422,156
Douglas Emmett, Inc.	4,067	156,173
Duke Realty Corp.	8,895	233,672
DuPont Fabros Technology, Inc.	1,768	87,675
Easterly Government Properties, Inc.	770	15,238
EastGroup Properties, Inc.	779	57,280
Education Realty Trust, Inc.	2,060	84,151
Empire State Realty Trust, Inc., Class A	3,972	81,982
EPR Properties	1,484	109,267
Equinix, Inc.	1,753	701,849
Equity Commonwealth (I)	3,074	95,970
Equity LifeStyle Properties, Inc.	2,044	157,511
Equity Residential	8,988	559,233

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate (continued)
Equity real estate investment trusts (continued)
Essex Property Trust, Inc.	1,563	$361,881
Extra Space Storage, Inc.	3,212	238,941
Farmland Partners, Inc.	377	4,211
Federal Realty Investment Trust	1,682	224,547
FelCor Lodging Trust, Inc.	3,209	24,100
First Industrial Realty Trust, Inc.	2,858	76,109
First Potomac Realty Trust	1,654	17,003
Forest City Realty Trust, Inc., Class A	6,322	137,693
Four Corners Property Trust, Inc.	1,318	30,090
Franklin Street Properties Corp.	2,442	29,646
Gaming and Leisure Properties, Inc.	5,427	181,370
Getty Realty Corp.	809	20,443
GGP, Inc.	21,797	505,254
Gladstone Commercial Corp.	843	17,425
Government Properties Income Trust	1,666	34,869
Gramercy Property Trust	3,988	104,884
HCP, Inc.	11,795	368,948
Healthcare Realty Trust, Inc.	3,183	103,448
Healthcare Trust of America, Inc., Class A	3,884	122,191
Hersha Hospitality Trust	963	18,095
Highwoods Properties, Inc.	2,665	130,931
Hospitality Properties Trust	4,175	131,638
Host Hotels & Resorts, Inc.	17,798	332,111
Hudson Pacific Properties, Inc.	3,446	119,369
Independence Realty Trust, Inc.	1,319	12,359
InfraREIT, Inc. (I)	1,129	20,322
Investors Real Estate Trust	3,169	18,792
Iron Mountain, Inc.	6,812	242,984
iStar, Inc. (I)	1,637	19,317
Kilroy Realty Corp.	2,220	160,018
Kimco Realty Corp.	10,789	238,329
Kite Realty Group Trust	2,004	43,086
Lamar Advertising Company, Class A	2,331	174,219
LaSalle Hotel Properties	2,682	77,644
Lexington Realty Trust	5,628	56,167
Liberty Property Trust	3,554	137,007
Life Storage, Inc.	1,077	88,443
LTC Properties, Inc.	965	46,224
Mack-Cali Realty Corp.	2,086	56,197
MedEquities Realty Trust, Inc.	1,629	18,261
Medical Properties Trust, Inc.	8,125	104,731
MGM Growth Properties LLC, Class A	1,446	39,114
Mid-America Apartment Communities, Inc.	2,863	291,282
Monmouth Real Estate Investment Corp.	1,469	20,963
Monogram Residential Trust, Inc.	4,005	39,930
National Health Investors, Inc.	901	65,440
National Retail Properties, Inc.	3,799	165,712
National Storage Affiliates Trust	1,349	32,241
New Senior Investment Group, Inc.	2,155	21,981
New York REIT, Inc.	4,509	43,692
NexPoint Residential Trust, Inc.	745	17,999
NorthStar Realty Europe Corp.	1,374	15,925
Omega Healthcare Investors, Inc.	5,053	166,698

416

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate (continued)
Equity real estate investment trusts (continued)
One Liberty Properties, Inc.	544	$12,708
Outfront Media, Inc.	3,347	88,863
Paramount Group, Inc.	5,251	85,119
Park Hotels & Resorts, Inc.	5,123	131,507
Parkway, Inc.	1,170	23,271
Pebblebrook Hotel Trust	1,740	50,825
Pennsylvania Real Estate Investment Trust	1,656	25,072
Physicians Realty Trust	3,190	63,385
Piedmont Office Realty Trust, Inc., Class A	3,349	71,602
Potlatch Corp.	951	43,461
Preferred Apartment Communities, Inc.	734	9,696
Prologis, Inc.	13,007	674,803
PS Business Parks, Inc.	649	74,479
Public Storage	4,235	927,084
QTS Realty Trust, Inc., Class A	1,179	57,476
Quality Care Properties, Inc. (I)	2,236	42,171
RAIT Financial Trust	1,605	5,136
Ramco-Gershenson Properties Trust	1,960	27,479
Rayonier, Inc.	2,911	82,498
Realty Income Corp.	6,443	383,552
Regency Centers Corp.	4,125	273,859
Retail Opportunity Investments Corp.	2,494	52,449
Retail Properties of America, Inc., Class A	5,782	83,376
Rexford Industrial Realty, Inc.	1,649	37,135
RLJ Lodging Trust	3,050	71,706
Ryman Hospitality Properties, Inc.	1,232	76,175
Sabra Health Care REIT, Inc.	1,535	42,873
Saul Centers, Inc.	477	29,393
SBA Communications Corp. (I)	3,003	361,471
Select Income REIT	2,137	55,113
Senior Housing Properties Trust	5,681	115,040
Seritage Growth Properties, Class A	824	35,556
Silver Bay Realty Trust Corp.	777	16,682
Simon Property Group, Inc.	7,685	1,322,051
SL Green Realty Corp.	2,583	275,399
Sotherly Hotels, Inc.	868	5,555
Spirit Realty Capital, Inc.	11,432	115,806
STAG Industrial, Inc.	1,797	44,961
STORE Capital Corp.	4,310	102,923
Summit Hotel Properties, Inc.	1,948	31,129
Sun Communities, Inc.	1,819	146,120
Sunstone Hotel Investors, Inc.	5,238	80,299
Tanger Factory Outlet Centers, Inc.	2,305	75,535
Taubman Centers, Inc.	1,653	109,131
Terreno Realty Corp.	1,037	29,036
The Macerich Company	3,536	227,718
Tier REIT, Inc.	1,279	22,203
UDR, Inc.	6,421	232,825
UMH Properties, Inc.	1,112	16,914
Uniti Group, Inc. (I)	4,372	113,016
Universal Health Realty Income Trust	318	20,511
Urban Edge Properties	2,318	60,963
Urstadt Biddle Properties, Inc.	242	4,158
Urstadt Biddle Properties, Inc., Class A	890	18,298

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate (continued)
Equity real estate investment trusts (continued)
Ventas, Inc.	8,681	$564,612
VEREIT, Inc.	24,664	209,397
Vornado Realty Trust	4,943	495,832
Washington Prime Group, Inc.	4,412	38,340
Washington Real Estate Investment Trust	1,849	57,837
Weingarten Realty Investors	2,999	100,137
Welltower, Inc.	8,891	629,661
Weyerhaeuser Company	18,617	632,606
Whitestone REIT	845	11,695
Winthrop Realty Trust (I)	1,052	8,237
WP Carey, Inc.	2,539	157,977
Xenia Hotels & Resorts, Inc.	2,855	48,735
		24,678,739
Real estate management and development - 0.1%
Alexander & Baldwin, Inc.	1,192	53,068
CBRE Group, Inc., Class A (I)	8,511	296,098
Consolidated-Tomoka Land Company	189	10,119
Forestar Group, Inc. (I)	1,047	14,292
FRP Holdings, Inc. (I)	274	10,960
Griffin Land & Nurseries, Inc.	224	6,933
HFF, Inc., Class A	916	25,346
Jones Lang LaSalle, Inc.	1,057	117,803
Kennedy-Wilson Holdings, Inc.	2,796	62,071
Marcus & Millichap, Inc. (I)	862	21,188
RE/MAX Holdings, Inc., Class A	428	25,445
Tejon Ranch Company (I)	488	10,682
The Howard Hughes Corp. (I)	963	112,912
The RMR Group, Inc., Class A	776	38,412
The St. Joe Company (I)	1,877	32,003
		837,332
		25,516,071
Telecommunication services - 2.2%
Diversified telecommunication services - 1.9%
Alaska Communications Systems
Group, Inc. (I)	1,419	2,625
AT&T, Inc.	150,778	6,264,826
ATN International, Inc.	401	28,238
CenturyLink, Inc. (L)	13,724	323,475
Cincinnati Bell, Inc. (I)	978	17,311
Cogent Communications Holdings, Inc.	1,021	43,954
Consolidated Communications Holdings, Inc. (L)	1,156	27,074
FairPoint Communications, Inc. (I)	740	12,284
Frontier Communications Corp. (L)	28,061	60,051
Fusion Telecommunications International, Inc. (I)	1,940	3,065
General Communication, Inc., Class A (I)	1,029	21,403
Globalstar, Inc. (I)(L)	22,247	35,595
Hawaiian Telcom Holdco, Inc. (I)	400	9,164
IDT Corp., Class B	675	8,586
Iridium Communications, Inc. (I)(L)	2,478	23,913
Level 3 Communications, Inc. (I)	8,865	507,255

417

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunication services (continued)
Diversified telecommunication services (continued)
Lumos Networks Corp. (I)	549	$9,717
ORBCOMM, Inc. (I)	1,692	16,159
Straight Path Communications, Inc., Class B (I)(L)	302	10,863
Verizon Communications, Inc.	100,036	4,876,755
Vonage Holdings Corp. (I)	4,929	31,151
Windstream Holdings, Inc. (L)	4,222	23,010
Zayo Group Holdings, Inc. (I)	6,356	209,112
		12,565,586
Wireless telecommunication services - 0.3%
Boingo Wireless, Inc. (I)	1,274	16,549
Shenandoah Telecommunications Company	1,161	32,566
Spok Holdings, Inc.	902	17,138
Sprint Corp. (I)(L)	98,002	850,657
T-Mobile US, Inc. (I)	20,267	1,309,046
Telephone & Data Systems, Inc.	3,148	83,453
United States Cellular Corp. (I)	2,040	76,153
		2,385,562
		14,951,148
Utilities - 2.9%
Electric utilities - 1.7%
ALLETE, Inc.	1,173	79,424
Alliant Energy Corp.	5,923	234,610
American Electric Power Company, Inc.	12,036	807,977
Avangrid, Inc.	7,910	338,073
Duke Energy Corp.	16,871	1,383,591
Edison International	8,033	639,507
El Paso Electric Company	986	49,793
Entergy Corp.	4,288	325,716
Eversource Energy	7,913	465,126
Exelon Corp.	22,658	815,235
FirstEnergy Corp.	10,676	339,710
Fortis, Inc.	2,726	90,394
Great Plains Energy, Inc.	5,358	156,561
Hawaiian Electric Industries, Inc.	2,623	87,372
IDACORP, Inc.	1,195	99,137
MGE Energy, Inc.	847	55,055
NextEra Energy, Inc.	11,433	1,467,654
OGE Energy Corp.	4,833	169,058
Otter Tail Corp.	937	35,512
PG&E Corp.	12,367	820,674
Pinnacle West Capital Corp.	2,624	218,789
PNM Resources, Inc.	1,941	71,817
Portland General Electric Company	2,132	94,703
PPL Corp.	16,711	624,824
Spark Energy, Inc., Class A (L)	346	11,055
The Southern Company	23,984	1,193,924
Westar Energy, Inc.	3,367	182,727
Xcel Energy, Inc.	12,590	559,626
		11,417,644

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities (continued)
Gas utilities - 0.2%
AmeriGas Partners LP (L)	2,217	$104,399
Atmos Energy Corp.	2,689	212,404
Chesapeake Utilities Corp.	331	22,905
Ferrellgas Partners LP (L)	2,450	14,700
National Fuel Gas Company	2,027	120,850
New Jersey Resources Corp.	2,014	79,754
Northwest Natural Gas Company	684	40,424
ONE Gas, Inc.	1,229	83,080
South Jersey Industries, Inc.	1,881	67,058
Southwest Gas Holdings, Inc.	1,355	112,343
Spire, Inc.	1,109	74,858
Star Gas Partners LP	1,232	11,334
Suburban Propane Partners LP (L)	1,493	40,251
UGI Corp.	4,169	205,949
WGL Holdings, Inc.	1,188	98,046
		1,288,355
Independent power and renewable electricity producers - 0.1%
8point3 Energy Partners LP (L)	1,838	24,942
AES Corp.	15,918	177,963
Atlantic Power Corp. (I)	4,390	11,634
Calpine Corp. (I)	8,711	96,257
Dynegy, Inc. (I)	2,927	23,006
NextEra Energy Partners LP	1,748	57,911
NRG Energy, Inc.	7,586	141,858
Ormat Technologies, Inc.	1,243	70,950
TerraForm Global, Inc., Class A (I)	3,800	18,240
TerraForm Power, Inc., Class A (I)	3,768	46,610
Vivint Solar, Inc. (I)(L)	2,719	7,613
		676,984
Multi-utilities - 0.8%
Ameren Corp.	6,116	333,872
Avista Corp.	1,574	61,465
Black Hills Corp.	1,553	103,228
CenterPoint Energy, Inc.	11,051	304,676
CMS Energy Corp.	6,692	299,400
Consolidated Edison, Inc.	7,473	580,353
Dominion Resources, Inc.	15,336	1,189,614
DTE Energy Company	4,469	456,330
MDU Resources Group, Inc.	4,706	128,803
NiSource, Inc.	7,692	182,993
NorthWestern Corp.	1,173	68,855
Public Service Enterprise Group, Inc.	12,490	553,932
SCANA Corp.	3,436	224,543
Sempra Energy	6,138	678,249
Unitil Corp.	375	16,886
Vectren Corp.	1,969	115,403
WEC Energy Group, Inc.	7,837	475,157
		5,773,759
Water utilities - 0.1%
American States Water Company	889	39,383
American Water Works Company, Inc.	4,498	349,809

418

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities (continued)
Water utilities (continued)
Aqua America, Inc.	4,256	$136,830
AquaVenture Holdings, Ltd. (I)(L)	930	15,875
Artesian Resources Corp., Class A	331	10,777
California Water Service Group	1,119	40,116
Connecticut Water Service, Inc.	283	15,041
Middlesex Water Company	406	15,002
Pure Cycle Corp. (I)	1,164	6,460
SJW Group	497	23,965
The York Water Company	407	14,265
		667,523
		19,824,265
TOTAL COMMON STOCKS (Cost $353,238,255)		$651,576,707

CORPORATE BONDS - 0.0%
Industrials - 0.0%
Mueller Industries, Inc. 6.000%, 03/01/2027	$6,000	5,955
TOTAL CORPORATE BONDS (Cost $6,000)		$5,955

CONVERTIBLE BONDS - 0.0%
Health care - 0.0%
Catalyst Biosciences, Inc. 2.224%,
02/19/2018 (Z)	779	491
TOTAL CONVERTIBLE BONDS (Cost $779)		$491

WARRANTS - 0.0%
Asterias Biotherapeutics, Inc. (Strike Price:
$5.00) (I)(N)	30	13
Basic Energy Services, Inc. (Expiration
Date: 12/22/2023) (I)(N)	50	939
BioTime, Inc. (Expiration Date:
10/01/2018; Strike Price: $5.00) (I)	184	112
C&J Energy Services, Inc. (Expiration
Date: 01/06/2024) (I)(N)	29	522
Eagle Bulk Shipping, Inc. (Expiration
Date: 10/15/2021; Strike Price: $27.82) (I)	92	8
Education Management Corp. (Expiration
Date: 01/05/2022) (I)(N)	4,333	34
Genco Shipping & Trading, Ltd.
(Expiration Date: 07/09/2021; Strike
Price: $20.99) (I)	84	13
Hycroft Mining Corp. (Expiration Date:
10/12/2022) (I)(N)	196	59
Key Energy Services, Inc. (Expiration
Date: 12/15/2020) (I)(N)	20	90
Key Energy Services, Inc. (Expiration
Date: 12/15/2021) (I)(N)	20	89
Stone Energy Corp. (I)(N)	80	264

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
WARRANTS (continued)
Swift Energy Company (Expiration Date:
04/15/2019) (I)(N)	50	$11
Swift Energy Company (Expiration Date:
04/15/2020) (I)(N)	50	28
TOTAL WARRANTS (Cost $19,078)		$2,182

SECURITIES LENDING COLLATERAL - 1.9%
John Hancock Collateral Trust, 0.9609% (W)(Y)	1,244,601	12,453,971
TOTAL SECURITIES LENDING COLLATERAL (Cost $12,454,441)		$12,453,971

SHORT-TERM INVESTMENTS - 3.6%
Repurchase agreement - 3.6%
Repurchase Agreement with State
Street Corp. dated 03/31/2017 at
0.220% to be repurchased at
$24,180,443 on 04/03/2017,
collateralized by $27,295,000
U.S. Treasury Bonds, 2.500%
due 05/15/2046 (valued at
$24,665,345, including interest)	$24,180,000	24,180,000
TOTAL SHORT-TERM INVESTMENTS (Cost $24,180,000)		$24,180,000

Total Investments (Total Stock Market Index Trust)
(Cost $389,898,553) - 101.9%		$688,219,306
Other assets and liabilities, net - (1.9%)		(12,553,920)
TOTAL NET ASSETS - 100.0%		$675,665,386

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 3-31-17. The value of securities on loan amounted to $12,177,220.
(N)	Strike price and/or expiration date not available.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of March 31, 2017.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.

419

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
Russell 2000 Mini Index Futures	52	Long	Jun 2017	$3,537,079	$3,599,440	$62,361
S&P 500 Index Futures	36	Long	Jun 2017	21,260,602	21,232,800	(27,802)
S&P Mid 400 Index E-Mini Futures	8	Long	Jun 2017	1,361,632	1,374,560	12,928
						$47,487

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

420

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 23.8%
U.S. Government - 20.2%
U.S. Treasury Notes
0.500%, 04/30/2017	$10,000,000	$9,998,800
0.625%, 05/31/2017	7,000,000	6,999,265
0.875%, 04/30/2017	14,000,000	14,002,212
0.875%, 05/15/2017 (L)	22,200,000	22,205,217
		53,205,494
U.S. Government Agency - 3.6%
Federal Home Loan Mortgage Corp.
2.697%, 06/01/2036 (P)	156,790	162,916
2.712%, 12/01/2035 (P)	338,925	355,326
2.734%, 11/01/2036 (P)	366,718	385,453
2.746%, 12/01/2035 (P)	154,828	159,918
2.815%, 12/01/2036 (P)	73,313	75,896
2.846%, 05/01/2034 (P)	379,723	400,119
2.856%, 08/01/2035 (P)	379,559	400,903
2.946%, 05/01/2037 (P)	291,386	306,955
3.004%, 02/01/2036 (P)	238,644	249,333
Federal National Mortgage Association
2.679%, 10/01/2038 (P)	273,575	285,960
2.716%, 10/01/2035 (P)	521,888	538,955
2.768%, 01/01/2036 (P)	217,977	229,491
2.798%, 01/01/2036 (P)	391,999	412,202
2.824%, 02/01/2035 (P)	358,996	371,255
2.836%, 07/01/2035 (P)	336,618	354,932
2.859%, 05/01/2036 (P)	883,783	930,157
2.865%, 04/01/2035 (P)	1,476,696	1,533,824
2.883%, 02/01/2035 (P)	717,789	758,143
2.910%, 07/01/2035 (P)	647,728	676,401
2.949%, 05/01/2034 (P)	207,183	218,891
Government National Mortgage Association
2.125%, 08/20/2032 to 08/20/2035 (P)	753,425	773,567
		9,580,597
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $62,870,659)		$62,786,091

CORPORATE BONDS - 52.5%
Consumer discretionary - 5.1%
Daimler Finance North America
LLC 1.745%, 08/03/2017 (P)(S)	2,000,000	2,004,486
Ford Motor Credit Company LLC
1.626%, 09/08/2017 (P)	1,500,000	1,501,014
General Motors Financial
Company, Inc. 2.625%,
07/10/2017	2,000,000	2,005,648
Historic TW, Inc. 6.875%,
06/15/2018	3,500,000	3,712,447
The Home Depot, Inc. 1.501%,
09/15/2017 (P)	1,300,000	1,302,582

Ultra Short Term Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Toyota Motor Credit Corp.
1.700%, 02/19/2019	$3,000,000	$3,005,316
		13,531,493
Consumer staples - 6.9%
Anheuser-Busch InBev Finance,
Inc. 1.900%, 02/01/2019	4,000,000	4,005,504
Bunge, Ltd. Finance Corp.
3.200%, 06/15/2017	3,000,000	3,010,089
Kraft Heinz Foods Company
2.000%, 07/02/2018	2,500,000	2,505,948
2.250%, 06/05/2017	1,015,000	1,016,691
PepsiCo, Inc. 1.125%,
07/17/2017	1,000,000	999,522
Philip Morris International, Inc.
1.250%, 08/11/2017	1,500,000	1,499,733
Reynolds American, Inc. 2.300%,
08/21/2017	2,500,000	2,507,040
Walgreens Boots Alliance, Inc.
1.750%, 05/30/2018	2,745,000	2,748,212
		18,292,739
Energy - 3.1%
Kinder Morgan Energy Partners
LP 5.950%, 02/15/2018	2,000,000	2,068,234
ONEOK Partners LP 3.200%,
09/15/2018	3,000,000	3,041,694
Shell International Finance BV
2.000%, 11/15/2018	3,000,000	3,013,011
		8,122,939
Financials - 16.3%
American Express Company
6.150%, 08/28/2017	1,000,000	1,018,069
Bank of America Corp. 6.875%,
04/25/2018	2,198,000	2,312,830
BB&T Corp. 1.600%, 08/15/2017	1,000,000	1,000,275
BNP Paribas SA 2.450%,
03/17/2019	2,000,000	2,014,026
Capital One NA 1.650%,
02/05/2018	3,000,000	2,999,520
Citigroup, Inc.
1.526%, 08/14/2017 (P)	1,951,000	1,952,756
1.700%, 04/27/2018	2,087,000	2,087,793
Credit Agricole SA 2.625%,
10/03/2018 (S)	2,000,000	2,014,718
Credit Suisse AG 1.750%,
01/29/2018	3,000,000	3,002,262
JPMorgan Chase & Co. 6.000%,
01/15/2018	3,000,000	3,101,292
Lincoln National Corp. 7.000%,
03/15/2018	3,000,000	3,134,607
Manufacturers & Traders Trust
Company 1.400%, 07/25/2017	2,000,000	1,998,742
Morgan Stanley 5.625%,
09/23/2019	2,057,000	2,220,918

421

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
National Australia Bank, Ltd.
2.000%, 01/14/2019	$2,000,000	$2,004,464
National City Bank 1.472%,
06/07/2017 (P)	2,500,000	2,500,043
Santander Holdings USA, Inc.
2.700%, 05/24/2019	690,000	693,208
Santander UK PLC 2.500%,
03/14/2019	2,000,000	2,015,878
Societe Generale SA 2.625%,
10/01/2018	2,000,000	2,016,702
The Goldman Sachs Group, Inc.
2.625%, 01/31/2019	3,000,000	3,033,606
Wells Fargo & Company 1.366%,
09/08/2017 (P)	2,000,000	2,001,926
		43,123,635
Health care - 8.9%
AbbVie, Inc. 1.800%, 05/14/2018	3,600,000	3,603,888
Aetna, Inc. 1.500%, 11/15/2017	3,000,000	2,999,454
Amgen, Inc. 2.125%, 05/15/2017	2,000,000	2,002,230
GlaxoSmithKline Capital PLC
1.500%, 05/08/2017	1,500,000	1,500,498
GlaxoSmithKline Capital, Inc.
5.650%, 05/15/2018	3,000,000	3,138,468
Pfizer, Inc. 1.189%, 05/15/2017 (P)	2,300,000	2,300,455
Teva Pharmaceutical Finance
Netherlands III BV 1.700%,
07/19/2019	2,870,000	2,837,018
UnitedHealth Group, Inc. 6.000%,
02/15/2018	2,000,000	2,077,006
Zimmer Biomet Holdings, Inc.
1.450%, 04/01/2017	2,909,000	2,909,000
		23,368,017
Industrials - 2.8%
Air Lease Corp. 2.625%,
09/04/2018	3,000,000	3,024,972
International Lease Finance Corp.
3.875%, 04/15/2018	2,000,000	2,039,074
John Deere Capital Corp. 1.351%,
12/15/2017 (P)	1,200,000	1,201,510
Union Pacific Corp. 5.650%,
05/01/2017	1,000,000	1,003,354
		7,268,910
Information technology - 4.1%
Apple, Inc. 1.700%, 02/22/2019	3,000,000	3,011,649
eBay, Inc. 2.500%, 03/09/2018	285,000	287,169
Hewlett Packard Enterprise
Company 2.450%, 10/05/2017	3,000,000	3,008,784
IBM Corp. 1.800%, 05/17/2019	3,000,000	3,012,954
Visa, Inc. 1.200%, 12/14/2017	1,495,000	1,493,619
		10,814,175
Materials - 0.9%
Ecolab, Inc. 1.450%, 12/08/2017	2,287,000	2,284,487

Ultra Short Term Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Real estate - 1.7%
American Tower Corp. 3.400%,
02/15/2019	$1,515,000	$1,548,750
Welltower, Inc. 4.700%,
09/15/2017	2,900,000	2,938,100
		4,486,850
Telecommunication services - 1.8%
AT&T, Inc. 5.500%, 02/01/2018	2,000,000	2,062,160
Telefonica Emisiones SAU
6.221%, 07/03/2017	2,746,000	2,776,206
		4,838,366
Utilities - 0.9%
Duke Energy Corp. 1.378%,
04/03/2017 (P)	2,500,000	2,500,000
TOTAL CORPORATE BONDS (Cost $138,497,194)		$138,631,611

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.6%
U.S. Government Agency - 0.6%
Federal National Mortgage
Association, Series 2013-10,
Class FT 1.332%, 04/25/2042 (P)	1,455,134	1,449,816
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $1,458,317)		$1,449,816

ASSET BACKED SECURITIES - 20.3%
American Express Credit Account
Master Trust, Series 2014-2,
Class A 1.260%, 01/15/2020	3,945,000	3,945,737
AmeriCredit Automobile
Receivables Trust, Series 2016-
2, Class A2A 1.420%,
10/08/2019	1,823,876	1,823,852
BA Credit Card Trust, Series
2014-A2, Class A 1.182%,
09/16/2019 (P)	3,075,000	3,074,999
Cabela’s Credit Card Master Note
Trust, Series 2012-2A, Class A2
1.392%, 06/15/2020 (P)(S)	1,000,000	1,000,506
Capital One Multi-Asset
Execution Trust, Series 2007-
A7, Class A7 5.750%,
07/15/2020	3,000,000	3,059,791
CarMax Auto Owner Trust
Series 2013-1, Class A4, 0.890%,
08/17/2018	351,053	351,021
Series 2014-1, Class A3, 0.790%,
10/15/2018	216,999	216,863
Chase Issuance Trust
Series 2012-A2, Class A2,
1.182%, 05/15/2019 (P)	1,000,000	1,000,200
Series 2014-A7, Class A, 1.380%,
11/15/2019	4,000,000	4,001,936

422

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Citibank Credit Card Issuance
Trust, Series 2014-A4, Class A4
1.230%, 04/24/2019	$4,496,000	$4,496,268
CNH Equipment Trust
Series 2014-C, Class A3, 1.050%,
11/15/2019	1,960,898	1,958,557
Series 2016-B, Class A2A,
1.310%, 10/15/2019	1,301,802	1,302,091
Discover Card Execution Note
Trust, Series 2014-A3, Class A3
1.220%, 10/15/2019	1,500,000	1,499,997
Ford Credit Auto Owner Trust
Series 2014-C, Class A3, 1.060%,
05/15/2019	927,102	926,153
Series 2015-A, Class A3, 1.280%,
09/15/2019	2,367,046	2,365,869
Honda Auto Receivables Owner Trust
Series 2014-2, Class A3, 0.770%,
03/19/2018	257,692	257,508
Series 2014-3, Class A3, 0.880%,
06/15/2018	388,627	388,308
Series 2016-2, Class A2, 1.130%,
09/17/2018	1,739,108	1,738,618
Hyundai Auto Receivables Trust,
Series 2014-A, Class A3
0.790%, 07/16/2018	101,547	101,523
Mercedes-Benz Auto Receivables
Trust, Series 2015-1, Class A3
1.340%, 12/16/2019	4,000,000	3,997,324
Nissan Auto Receivables Owner Trust
Series 2014-A, Class A3, 0.720%,
08/15/2018	231,190	231,027
Series 2016-A, Class A2A,
1.060%, 02/15/2019	2,209,406	2,207,953
Santander Drive Auto Receivables
Trust, Series 2016-2, Class A2A
1.380%, 07/15/2019	1,465,972	1,465,655
Synchrony Credit Card Master
Note Trust, Series 2015-2, Class
A 1.600%, 04/15/2021	4,250,000	4,252,292
Toyota Auto Receivables Owner Trust
Series 2013-B, Class A4, 1.460%,
01/15/2019	1,370,064	1,370,601
Series 2016-A, Class A3, 1.250%,
03/16/2020	2,590,000	2,583,407
Wheels SPV LLC, Series 2014-
1A, Class A2 0.840%,
03/20/2023 (S)	10,652	10,649
World Omni Auto Receivables
Trust, Series 2016-B, Class A2
1.100%, 01/15/2020	3,900,000	3,891,202
TOTAL ASSET BACKED SECURITIES (Cost $53,623,880)		$53,519,907

Ultra Short Term Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL - 7.4%
John Hancock Collateral Trust, 0.9609% (W)(Y)	1,943,845	$19,450,887
TOTAL SECURITIES LENDING COLLATERAL
(Cost $19,451,275)		$19,450,887

SHORT-TERM INVESTMENTS - 2.4%
U.S. Government Agency - 2.3%
Federal Agricultural Mortgage
Corp. Discount Note 0.500%,
04/03/2017 *	$546,000	546,000
Federal Home Loan Bank
Discount Note 0.300%,
04/03/2017 *	5,422,000	5,421,903
		5,967,903
Repurchase agreement - 0.1%
Barclays Tri-Party Repurchase Agreement
dated 03/31/2017 at 0.770% to be
repurchased at $380,024 on 04/03/2017,
collateralized by $379,500 U.S. Treasury
Bonds, 3.130% due 08/15/2044 (valued
at $387,642, including interest)	380,000	380,000
TOTAL SHORT-TERM INVESTMENTS (Cost $6,347,888)		$6,347,903
Total Investments (Ultra Short Term Bond Trust)
(Cost $282,249,213) - 107.0%		$282,186,215
Other assets and liabilities, net - (7.0%)		(18,368,172)
TOTAL NET ASSETS - 100.0%		$263,818,043

Security Abbreviations and Legend

(L)	A portion of this security is on loan as of 3-31-17. The value of securities on loan amounted to $19,066,688.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 3-31-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

423

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Utilities Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 88.1%
Consumer discretionary - 4.2%
Media - 4.2%
Charter Communications, Inc., Class A (I)	17,845	$5,841,023
Comcast Corp., Class A	162,908	6,123,712
NOS SGPS SA	383,584	2,090,069
		14,054,804
		14,054,804
Energy - 17.6%
Oil, gas and consumable fuels - 17.6%
American Midstream Partners LP (L)	22,554	334,927
Cheniere Energy, Inc. (I)	73,047	3,452,932
Enable Midstream Partners LP	63,376	1,057,745
Enbridge, Inc.	132,456	5,548,839
Energy Transfer Partners LP	155,004	5,660,746
Enterprise Products Partners LP	273,420	7,549,126
EQT GP Holdings LP (L)	42,458	1,162,500
EQT Midstream Partners LP	57,840	4,447,896
Kinder Morgan, Inc.	83,649	1,818,529
Plains All American Pipeline LP	31,263	988,223
Plains GP Holdings LP, Class A	108,375	3,387,803
SemGroup Corp., Class A	36,969	1,330,884
Shell Midstream Partners LP	57,669	1,858,672
Sunoco Logistics Partners LP (L)	121,671	2,971,206
Tallgrass Energy GP LP (L)	78,337	2,252,972
Targa Resources Corp.	13,890	832,011
The Williams Companies, Inc.	140,444	4,155,738
TransCanada Corp. (L)	88,344	4,076,904
Western Gas Equity Partners LP	54,150	2,496,315
Williams Partners LP	69,556	2,839,971
		58,223,939
		58,223,939
Industrials - 0.6%
Commercial services and supplies - 0.6%
Covanta Holding Corp. (L)	123,540	1,939,578
Real estate - 2.6%
Equity real estate investment trusts - 2.6%
American Tower Corp.	58,111	7,062,811
SBA Communications Corp. (I)(L)	12,698	1,528,458
		8,591,269
		8,591,269
Telecommunication services - 10.2%
Diversified telecommunication services - 7.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	1,036,534	1,861,552
BT Group PLC	417,735	1,668,066
Cellnex Telecom SAU (S)	156,464	2,576,944
Com Hem Holding AB	600,053	6,866,619
Hellenic Telecommunications Organization SA	254,347	2,389,624
Koninklijke KPN NV	933,851	2,807,545
Orange SA	167,839	2,605,796
TDC A/S	401,565	2,068,168

Utilities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Telecommunication services (continued)
Diversified telecommunication services (continued)
Telefonica Brasil SA, ADR	46,788	$694,802
		23,539,116
Wireless telecommunication services - 3.1%
Advanced Info Service PCL	364,200	1,886,574
KDDI Corp.	91,800	2,414,412
Mobile TeleSystems PJSC, ADR	227,529	2,509,645
Vodafone Group PLC	681,586	1,776,202
XL Axiata Tbk PT	6,823,750	1,566,910
		10,153,743
		33,692,859
Utilities - 52.9%
Electric utilities - 28.7%
American Electric Power Company, Inc.	110,386	7,410,212
Avangrid, Inc.	73,714	3,150,536
CLP Holdings, Ltd.	16,000	167,496
Duke Energy Corp.	23,645	1,939,126
Edison International	49,732	3,959,165
EDP - Energias de Portugal SA	2,078,629	7,028,173
Emera, Inc.	9,216	325,576
Enel SpA	1,996,321	9,393,615
Exelon Corp.	373,696	13,445,582
Great Plains Energy, Inc.	56,870	1,661,741
Iberdrola SA	639,280	4,567,584
NextEra Energy, Inc.	113,748	14,601,831
PG&E Corp.	145,175	9,633,813
PPL Corp.	340,612	12,735,483
SSE PLC	223,153	4,124,110
Transmissora Alianca de Energia Eletrica SA	97,433	714,268
		94,858,311
Gas utilities - 1.5%
China Resources Gas Group, Ltd.	980,000	3,470,906
Infraestructura Energetica Nova SAB de CV	306,770	1,465,667
National Fuel Gas Company (L)	2,754	164,193
		5,100,766
Independent power and renewable electricity producers - 13.9%
AES Corp.	450,901	5,041,073
Calpine Corp. (I)(L)	617,350	6,821,718
China Longyuan Power Group Corp., Ltd., H Shares	2,433,000	1,892,485
Dynegy, Inc. (I)(L)	421,217	3,310,766
EDP Renovaveis SA	1,582,904	11,697,515
Engie Brasil Energia SA	141,500	1,598,689
NextEra Energy Partners LP (L)	124,076	4,110,638
NRG Energy, Inc.	326,118	6,098,407
NRG Yield, Inc., Class A	144,768	2,517,516
NRG Yield, Inc., Class C	128,504	2,274,521
NTPC, Ltd.	206,016	526,264
		45,889,592

424

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Utilities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Utilities (continued)
Multi-utilities - 8.7%
Ameren Corp.	51,963	$2,836,660
CMS Energy Corp.	3,817	170,773
DTE Energy Company	35,356	3,610,201
Innogy SE (I)(S)	56,820	2,141,403
Public Service Enterprise Group, Inc.	66,966	2,969,942
RWE AG (I)	116,429	1,929,456
Sempra Energy	117,246	12,955,683
Suez	132,717	2,094,548
		28,708,666
Water utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo	23,800	247,761
		174,805,096
TOTAL COMMON STOCKS (Cost $286,348,674)		$291,307,545

PREFERRED SECURITIES - 8.4%
Energy - 0.8%
Oil, gas and consumable fuels - 0.8%
Anadarko Petroleum Corp., 7.500% (L)	62,813	2,731,737
Real estate - 0.6%
Equity real estate investment trusts - 0.6%
American Tower Corp.	16,542	1,847,741
Telecommunication services - 0.5%
Diversified telecommunication services - 0.5%
Frontier Communications Corp., 11.125%	33,911	1,670,456
Utilities - 6.5%
Electric utilities - 4.8%
Cia Paranaense de Energia, B Shares	81,800	855,469
Exelon Corp., 6.500%	167,643	8,274,858
Great Plains Energy, Inc., 7.000%	31,421	1,688,250
NextEra Energy, Inc., 6.123%	66,445	3,388,695
NextEra Energy, Inc., 6.371%	26,778	1,616,856
		15,824,128
Independent power and renewable electricity producers - 0.7%
Dynegy, Inc., 5.375%	44,486	1,290,094
Dynegy, Inc., 7.000%	14,039	824,791
Multi-utilities - 1.0%
Dominion Resources, Inc., 6.750%	66,554	3,386,268
		21,325,281
TOTAL PREFERRED SECURITIES (Cost $32,174,653)		$27,575,215

SECURITIES LENDING COLLATERAL - 3.4%
John Hancock Collateral Trust, 0.9609% (W)(Y)	1,127,831	11,285,529
TOTAL SECURITIES LENDING COLLATERAL (Cost $11,285,534)		$11,285,529

Utilities Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 3.6%
Commercial paper - 3.6%
GE Capital Treasury
0.810%, 04/03/2017*	$12,010,000	$12,009,460
TOTAL SHORT-TERM INVESTMENTS (Cost $12,009,460)		$12,009,460
Total Investments (Utilities Trust) (Cost $341,818,321) - 103.5%		$342,177,749
Other assets and liabilities, net - (3.5%)		(11,638,923)
TOTAL NET ASSETS - 100.0%		$330,538,826

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 3-31-17. The value of securities on loan amounted to $10,857,982.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 3-31-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

425

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
EUR	149,797	USD	159,900	BNP Paribas SA	6/9/2017	$392	-	$392
EUR	110,094	USD	117,013	JPMorgan Chase Bank N.A.	6/9/2017	794	-	794
EUR	150,106	USD	161,304	Morgan Stanley Capital Services, Inc.	6/9/2017	-	($682)	(682)
USD	5,667,831	CAD	7,594,411	Citibank N.A.	6/9/2017	-	(47,937)	(47,937)
USD	74,969	CAD	99,709	Deutsche Bank AG London	6/9/2017	-	(75)	(75)
USD	377,073	CAD	506,469	Morgan Stanley Capital Services, Inc.	6/9/2017	-	(4,110)	(4,110)
USD	4,448,275	EUR	4,160,182	JPMorgan Chase Bank N.A.	4/18/2017	7,445	-	7,445
USD	151,084	EUR	140,541	Barclays Bank PLC Wholesale	6/9/2017	697	-	697
USD	659,179	EUR	620,302	BNP Paribas SA	6/9/2017	-	(4,579)	(4,579)
USD	324,116	EUR	304,926	Citibank N.A.	6/9/2017	-	(2,172)	(2,172)
USD	823,374	EUR	774,586	HSBC Bank USA	6/9/2017	-	(5,477)	(5,477)
USD	22,739,974	EUR	21,409,986	JPMorgan Chase Bank N.A.	6/9/2017	-	(169,913)	(169,913)
USD	242,464	EUR	227,791	Morgan Stanley Capital Services, Inc.	6/9/2017	-	(1,286)	(1,286)
USD	4,887,446	GBP	3,994,620	Barclays Bank PLC Wholesale	6/9/2017	-	(125,085)	(125,085)
USD	15,663	GBP	12,528	Deutsche Bank AG London	6/9/2017	-	(57)	(57)
						$9,328	($361,373)	($352,045)

426

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Derivatives currency abbreviations

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

427

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.7%
Consumer discretionary - 8.4%
Hotels, restaurants and leisure - 4.0%
Royal Caribbean Cruises, Ltd.	214,603	$21,054,699
Media - 2.4%
Scripps Networks Interactive, Inc., Class A	161,886	12,687,006
Specialty retail - 2.0%
Advance Auto Parts, Inc.	68,391	10,139,650
		43,881,355
Consumer staples - 2.5%
Food products - 2.5%
Conagra Brands, Inc.	320,145	12,914,649
Energy - 9.8%
Energy equipment and services - 4.3%
Amec Foster Wheeler PLC	591,445	3,955,532
Baker Hughes, Inc.	179,684	10,748,697
TechnipFMC PLC (I)	243,218	7,904,585
		22,608,814
Oil, gas and consumable fuels - 5.5%
Devon Energy Corp.	420,798	17,555,693
Marathon Oil Corp.	687,425	10,861,315
		28,417,008
		51,025,822
Financials - 23.6%
Banks - 12.6%
Comerica, Inc.	264,247	18,122,059
KeyCorp	1,020,331	18,141,485
Wintrust Financial Corp.	200,775	13,877,568
Zions Bancorporation	369,807	15,531,894
		65,673,006
Capital markets - 2.7%
Stifel Financial Corp. (I)	276,591	13,882,102
Diversified financial services - 2.6%
Voya Financial, Inc.	354,579	13,459,819
Insurance - 5.7%
Arthur J. Gallagher & Company	238,406	13,479,475
Willis Towers Watson PLC	125,482	16,424,339
		29,903,814
		122,918,741
Health care - 7.7%
Health care providers and services - 5.2%
AmerisourceBergen Corp.	152,083	13,459,346
HealthSouth Corp.	320,813	13,734,005
		27,193,351
Pharmaceuticals - 2.5%
Mylan NV (I)	328,443	12,805,993
		39,999,344
Industrials - 13.9%
Aerospace and defense - 3.6%
Textron, Inc.	394,253	18,762,500

Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Building products - 2.2%
Johnson Controls International PLC	272,479	$11,476,815
Commercial services and supplies - 1.8%
Clean Harbors, Inc. (I)	166,583	9,265,346
Construction and engineering - 2.5%
Fluor Corp.	249,047	13,104,853
Electrical equipment - 0.3%
Babcock & Wilcox Enterprises, Inc. (I)	194,705	1,818,545
Machinery - 2.4%
Ingersoll-Rand PLC	152,045	12,364,299
Marine - 1.1%
Kirby Corp. (I)	81,615	5,757,938
		72,550,296
Information technology - 13.6%
Communications equipment - 3.2%
Ciena Corp. (I)	718,240	16,957,646
Electronic equipment, instruments and components - 5.0%
Keysight Technologies, Inc. (I)	401,831	14,522,172
Zebra Technologies Corp., Class A (I)	126,038	11,500,968
		26,023,140
IT services - 2.2%
Teradata Corp. (I)	365,289	11,367,794
Software - 1.0%
Citrix Systems, Inc. (I)	59,804	4,987,056
Technology hardware, storage and peripherals - 2.2%
Diebold Nixdorf, Inc.	365,887	11,232,731
		70,568,367
Materials - 6.1%
Chemicals - 5.0%
Eastman Chemical Company	203,745	16,462,596
W.R. Grace & Company	135,447	9,442,010
		25,904,606
Construction materials - 1.1%
Eagle Materials, Inc.	60,354	5,862,788
		31,767,394
Real estate - 5.7%
Equity real estate investment trusts - 5.7%
Forest City Realty Trust, Inc., Class A	549,206	11,961,707
Kimco Realty Corp.	344,709	7,614,622
Life Storage, Inc.	124,090	10,190,271
		29,766,600
		29,766,600
Telecommunication services - 1.0%
Diversified telecommunication services - 1.0%
Level 3 Communications, Inc. (I)	93,998	5,378,566

428

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2017 (unaudited) (showing percentage of total net assets)

Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Utilities - 4.4%
Electric utilities - 4.4%
Edison International	164,992	$13,135,013
FirstEnergy Corp.	304,551	9,690,813
		22,825,826
		22,825,826
TOTAL COMMON STOCKS (Cost $430,258,829)		$503,596,960

SHORT-TERM INVESTMENTS - 3.2%
Money market funds - 3.2%
State Street Institutional Treasury Money
Market Fund, Premier Class, 0.5311% (Y)	16,540,527	16,540,527
TOTAL SHORT-TERM INVESTMENTS (Cost $16,540,527)		$16,540,527

Total Investments (Value Trust) (Cost $446,799,356) - 99.9%		$520,137,487
Other assets and liabilities, net - 0.1%		711,815
TOTAL NET ASSETS - 100.0%		$520,849,302

Security Abbreviations and Legend

(I)	Non-income producing security.
(Y)	The investment represents the investment of securities lending collateral and the rate shown is the annualized seven-day yield as of March 31, 2017.

429

Investment companies
Underlying Funds’ Investment Managers
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors, L.P.	(DFA)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company, LLC	(PIMCO)
QS Investors, LLC	(QS Investors)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)

The following portfolios had the following country composition as a percentage of net assets, unless otherwise indicated, on 3-31-17:

Capital Appreciation Trust
United States	88.4%
China	6.0%
Germany	1.9%
Spain	1.7%
Ireland	1.5%
Other countries	0.5%
Total	100.0%

Financial Industries Trust
United States	83.3%
United Kingdom	5.0%
Bermuda	3.2%
Switzerland	2.9%
Denmark	2.0%
Ireland	1.0%
Other countries	2.6%
Total	100.0%

Fundamental Large Cap Value Trust
United States	89.5%
Switzerland	2.2%
Ireland	2.0%
Belgium	1.5%
Canada	1.4%
United Kingdom	1.3%
Netherlands	1.1%
France	1.0%
Total	100.0%

Health Sciences Trust
United States	88.7%
Ireland	4.7%
United Kingdom	1.6%
France	1.0%
Other countries	4.0%
Total	100.0%

High Yield Trust
United States	80.5%
Canada	4.2%
Cayman Islands	3.3%
United Kingdom	3.0%
Luxembourg	1.9%
France	1.7%
Netherlands	1.0%
Other countries	4.4%
Total	100.0%

Investment Quality Bond Trust (as a
percentage of total investments)
United States	80.7%
Cayman Islands	11.1%
United Kingdom	1.7%
Other countries	6.5%
Total	100.0%

Mutual Shares Trust
United States	78.0%
United Kingdom	6.0%
Switzerland	3.4%
Ireland	3.1%
Netherlands	2.2%
South Korea	1.7%
Bermuda	1.5%
Other countries	4.1%
Total	100.0%

Science & Technology Trust
United States	84.8%
China	4.5%
Netherlands	2.4%
United Kingdom	2.3%
Switzerland	1.3%
South Korea	1.2%
Germany	1.1%
Other countries	2.4%
Total	100.0%

Strategic Equity Allocation Trust
United States	67.5%
Japan	7.3%
United Kingdom	5.3%
Switzerland	3.2%
France	3.1%
Germany	2.9%
Australia	2.4%
Netherlands	1.4%
Hong Kong	1.1%
Spain	1.0%
Other countries	4.8%
Total	100.0%

Strategic Income Opportunities Trust
United States	72.6%
Canada	4.7%
Mexico	4.3%
Singapore	2.8%
Philippines	2.6%
Indonesia	2.3%
Australia	2.3%
New Zealand	2.1%
Other countries	6.3%
Total	100.0%

Utilities Trust
United States	69.8%
Spain	5.7%
Canada	3.0%
Italy	2.8%
Portugal	2.8%
United Kingdom	2.3%
Sweden	2.1%
France	1.4%
Brazil	1.2%
Germany	1.2%
Other countries	7.7%
Total	100.0%

The following portfolios had the following sector composition as a percentage of net assets on 3-31-17:

Emerging Markets Value Trust
Financials	29.6%
Materials	16.8%
Energy	12.9%
Industrials	9.8%
Consumer discretionary	9.1%
Information technology	9.1%
Real estate	4.0%
Consumer staples	2.9%
Telecommunication services	2.5%
Utilities	1.5%
Health care	0.6%
Short-term investments and other	1.2%
Total	100.0%

Global Trust
Financials	23.3%
Information technology	15.8%
Health care	15.6%
Energy	11.3%
Consumer discretionary	10.4%
Telecommunication services	5.9%
Industrials	5.3%
Materials	4.2%
Utilities	1.3%
Consumer staples	1.3%
Short-term investments and other	5.6%
Total	100.0%

International Equity Index Trust B
Financials	22.5%
Industrials	11.5%
Consumer discretionary	10.9%
Information technology	9.5%
Consumer staples	9.4%
Health care	7.8%
Materials	7.8%
Energy	6.8%
Telecommunication services	4.4%
Real estate	3.1%
Utilities	3.0%
Short-term investments and other	3.3%
Total	100.0%

International Growth Stock Trust
Financials	20.1%
Information technology	18.1%
Consumer discretionary	15.9%
Industrials	12.2%
Consumer staples	10.9%
Health care	8.4%
Energy	4.5%
Materials	2.2%
Short-term investments and other	7.7%
Total	100.0%

International Small Company Trust
Industrials	24.7%
Consumer discretionary	16.7%
Materials	12.2%
Financials	10.4%
Information technology	9.9%
Consumer staples	6.6%
Health care	5.8%
Energy	4.6%
Real estate	3.5%
Utilities	2.8%
Telecommunication services	1.5%
Short-term investments and other	1.3%
Total	100.0%

International Value Trust
Financials	23.4%
Energy	15.7%
Health care	15.0%
Information technology	9.3%
Materials	7.8%
Industrials	7.7%
Consumer discretionary	7.2%
Telecommunication services	6.6%
Consumer staples	1.4%
Utilities	1.0%
Short-term investments and other	4.9%
Total	100.0%

John Hancock Variable Insurance Trust
Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios’ Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the portfolios in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 P.M ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Securities in Money Market Trust are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the portfolio. This portfolio seeks to maintain a constant NAV per share of $1.00, but there can be no assurance that they will be able to do so.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolios’ Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of March 31, 2017, all investments of All Cap Core Trust, American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust, American New World Trust, Lifestyle Aggressive PS Series, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Moderate PS Series, Small Company Growth Trust and Small Company Value Trust are categorized as Level 1 under the hierarchy described above.

All investments of 500 Index Trust B and Mid Cap Index Trust are categorized as Level 1 under the hierarchy described above, except for repurchase agreements which are categorized as Level 2.

All investments of Lifestyle Aggressive MVP are categorized as Level 1 under the hierarchy described above, except for U.S. Government and Agency securities which are categorized as Level 2.

All investments of Money Market Trust are categorized as Level 2 under the hierarchy described above.

All investments of Bond Trust, Short Term Government Income Trust and Ultra Short Term Bond Trust are categorized as Level 2 under the hierarchy described above, except for securities lending collateral which is categorized as Level 1.

All investments of Core Bond Trust and Total Bond Market Trust B are categorized as Level 2 under the hierarchy described above, except for securities lending collateral and money market funds which are categorized as Level 1.

The following is a summary of the values by input classification of the portfolios’ investments as of March 31, 2017, by major security category or type:

				Level 3 significant
			Level 2 significant	unobservable
	Total value at 3-31-17	Level 1 quoted price	observable inputs	inputs
Active Bond Trust
U.S. Government and Agency obligations	$216,394,597	—	$216,394,597	—
Foreign government obligations	5,581,949	—	5,581,949	—
Corporate bonds	312,477,984	—	312,477,984	—
Capital preferred securities	3,839,352	—	3,839,352	—
Convertible bonds	277,875	—	277,875	—
Term loans	405,343	—	405,343	—
Municipal bonds	2,712,741	—	2,712,741	—
Collateralized mortgage obligations	102,583,851	—	102,583,851	—
Asset backed securities	68,221,019	—	68,221,019	—
Preferred securities	2,671,385	$2,437,455	233,328	$602
Securities lending collateral	32,665,237	32,665,237	—	—
Short-term investments	61,403,286	56,599,348	4,803,938	—
Total investments in securities	$809,234,619	$91,702,040	$717,531,977	$602

				Level 3 significant
			Level 2 significant	unobservable
	Total value at 3-31-17	Level 1 quoted price	observable inputs	inputs
Alpha Opportunities Trust
Common stocks
Consumer discretionary	$16,636,394	$16,181,133	$297,292	$157,969
Consumer staples	6,800,003	6,800,003	—	—
Energy	5,051,642	5,051,642	—	—
Financials	27,960,437	27,820,559	139,878	—
Health care	15,750,632	15,207,838	542,794	—
Industrials	17,509,147	17,288,135	221,012	—
Information technology	23,431,672	22,357,069	1,074,603	—
Materials	6,173,735	6,173,735	—	—
Real estate	1,932,257	1,804,066	—	128,191
Telecommunication services	473,070	473,070	—	—
Utilities	2,249,236	2,249,236	—	—
Preferred securities	14,109,291	—	—	14,109,291
Warrants	2,988	2,988	—	—
Short-term investments	4,900,000	—	4,900,000	—
Total investments in securities	$142,980,504	$121,409,474	$7,175,579	$14,395,451

				Level 3 significant
			Level 2 significant	unobservable
	Total value at 3-31-17	Level 1 quoted price	observable inputs	inputs
Blue Chip Growth Trust
Common stocks
Consumer discretionary	$406,057,325	$406,057,325	—	—
Consumer staples	38,589,942	38,589,942	—	—
Financials	150,662,903	150,662,903	—	—
Health care	287,661,976	287,661,976	—	—
Industrials	129,388,771	129,388,771	—	—
Information technology	586,657,868	559,095,816	$27,562,052	—
Materials	5,412,466	5,412,466	—	—
Real estate	34,657,865	34,657,865	—	—
Utilities	5,827,998	5,827,998	—	—
Securities lending collateral	23,864,079	23,864,079	—	—
Short-term investments	10,240,940	10,240,940	—	—
Total investments in securities	$1,679,022,133	$1,651,460,081	$27,562,052	—

				Level 3 significant
			Level 2 significant	unobservable
	Total value at 3-31-17	Level 1 quoted price	observable inputs	inputs
Capital Appreciation Trust
Common stocks
Consumer discretionary	$266,380,895	$230,843,534	$35,537,361	—
Consumer staples	31,373,970	31,373,970	—	—
Energy	24,274,245	24,274,245	—	—
Financials	32,545,389	32,545,389	—	—
Health care	110,943,548	110,943,548	—	—
Industrials	40,388,464	40,388,464	—	—
Information technology	470,940,202	442,426,774	28,513,428	—
Materials	8,644,310	8,644,310	—	—
Securities lending collateral	30,182,187	30,182,187	—	—
Total investments in securities	$1,015,673,210	$951,622,421	$64,050,789	—

				Level 3 significant
			Level 2 significant	unobservable
	Total value at 3-31-17	Level 1 quoted price	observable inputs	inputs
Capital Appreciation Value Trust
Common stocks
Consumer discretionary	$37,862,620	$37,862,620	—	—
Consumer staples	34,911,575	31,826,684	$3,084,891	—
Energy	6,437,148	3,862,662	2,574,486	—
Financials	27,901,726	27,901,726	—	—
Health care	56,680,907	55,608,407	1,072,500	—
Industrials	16,058,937	14,333,631	1,725,306	—
Information technology	42,678,460	42,678,460	—	—
Materials	1,338,834	1,338,834	—	—
Real estate	4,422,370	4,422,370	—	—
Utilities	9,613,139	9,613,139	—	—
Preferred securities	8,907,108	8,907,108	—	—
Corporate bonds	87,434,660	—	87,434,660	—
Term loans	6,224,054	—	6,224,054	—
Asset backed securities	892,302	—	892,302	—
Securities lending collateral	538,810	538,810	—	—
Short-term investments	55,951,692	54,104,692	1,847,000	—
Total investments in securities	$397,854,342	$292,999,143	$104,855,199	—
Other financial instruments:
Written options	($1,003,122)	($855)	($1,002,267)	—

				Level 3 significant
			Level 2 significant	unobservable
	Total value at 3-31-17	Level 1 quoted price	observable inputs	inputs
Core Strategy Trust
Affiliated investment companies
Equity	$2,658,142,296	$2,658,142,296	—	—
Fixed income	1,066,665,046	1,066,665,046	—	—
Common stocks
Consumer discretionary	2	2	—	—
Consumer staples	741	—	$741	—
Health care	250	—	—	$250
Industrials	61	—	—	61
Total investments in securities	$3,724,808,396	$3,724,807,344	$741	$311

				Level 3 significant
			Level 2 significant	unobservable
	Total value at 3-31-17	Level 1 quoted price	observable inputs	inputs
Emerging Markets Value Trust
Common stocks
Australia	$80,610	—	$80,610	—
Brazil	29,030,011	$29,030,011	—	—
Chile	8,449,754	2,012,164	6,437,590	—
China	84,326,933	6,909,457	76,699,752	$717,724
Colombia	3,104,328	3,104,328	—	—
Czech Republic	1,732,699	—	1,732,699	—
Greece	746,287	—	746,287	—
Hong Kong	20,814,972	1,801,909	18,692,872	320,191
Hungary	2,174,584	—	2,174,584	—
India	81,504,358	3,155,142	78,308,222	40,994
Indonesia	18,191,552	—	18,177,919	13,633
Malaysia	17,731,892	—	17,731,892	—
Mexico	28,678,019	28,678,019	—	—
Philippines	8,526,291	—	8,526,173	118
Poland	9,505,389	—	9,505,389	—
Russia	13,141,681	—	13,141,681	—
South Africa	42,579,183	4,452,921	38,126,262	—
South Korea	107,849,633	17,891,831	87,256,786	2,701,016
Taiwan	103,752,715	2,178,252	101,574,463	—
Thailand	17,205,795	—	17,196,676	9,119
Turkey	7,475,487	—	7,472,318	3,169
Ukraine	169,739	—	169,739	—
Preferred securities	18,914,487	18,914,487	—	—
Rights	12,479	3,246	9,233	—
Warrants	3,220	3,220	—	—
Securities lending collateral	20,121,925	20,121,925	—	—
Short-term investments	3,987,369	3,987,369	—	—
Total investments in securities	$649,811,392	$142,244,281	$503,761,147	$3,805,964

				Level 3 significant
			Level 2 significant	unobservable
	Total value at 3-31-17	Level 1 quoted price	observable inputs	inputs
Equity Income Trust
Common stocks
Consumer discretionary	$156,028,815	$156,028,815	—	—
Consumer staples	112,467,080	102,106,354	$10,360,726	—
Energy	178,308,038	145,344,497	32,963,541	—
Financials	442,843,803	436,718,633	6,125,170	—
Health care	183,813,010	174,244,389	9,568,621	—
Industrials	192,719,439	192,719,439	—	—
Information technology	182,801,808	182,801,808	—	—
Materials	83,753,174	83,753,174	—	—
Real estate	36,509,118	36,509,118	—	—
Telecommunication services	54,020,013	42,130,092	11,889,921	—
Utilities	108,770,163	108,770,163	—	—
Preferred securities	20,802,523	20,802,523	—	—
Corporate bonds	2,943,750	—	2,943,750	—
Securities lending collateral	13,400,616	13,400,616	—	—
Short-term investments	29,662,540	29,662,540	—	—
Total investments in securities	$1,798,843,890	$1,724,992,161	$73,851,729	—

				Level 3 significant
			Level 2 significant	unobservable
	Total value at 3-31-17	Level 1 quoted price	observable inputs	inputs
Financial Industries Trust
Common stocks
Financials	$206,121,823	$187,183,838	$18,937,985	—
Real estate	7,949,575	7,570,653	378,922	—
Preferred securities	542,374	—	542,374	—
Corporate bonds	2,450,688	—	2,450,688	—
Securities lending collateral	239,360	239,360	—	—
Short-term investments	6,965,877	—	6,965,877	—
Total investments in securities	$224,269,697	$194,993,851	$29,275,846	—

				Level 3 significant
			Level 2 significant	unobservable
	Total value at 3-31-17	Level 1 quoted price	observable inputs	inputs
Fundamental All Cap Core Trust
Common stocks
Consumer discretionary	$418,994,863	$418,994,863	—	—
Consumer staples	112,633,259	79,826,397	$32,806,862	—
Energy	84,070,479	84,070,479	—	—
Financials	311,694,813	311,694,813	—	—
Health care	95,524,626	95,524,626	—	—
Industrials	137,054,404	137,054,404	—	—
Information technology	376,444,442	376,444,442	—	—
Materials	48,630,943	48,630,943	—	—
Real estate	29,826,038	29,826,038	—	—
Short-term investments	61,818,142	—	61,818,142	—
Total investments in securities	$1,676,692,009	$1,582,067,005	$94,625,004	—

				Level 3 significant
			Level 2 significant	unobservable
	Total value at 3-31-17	Level 1 quoted price	observable inputs	inputs
Fundamental Large Cap Value Trust
Common stocks
Consumer discretionary	$91,990,427	$91,990,427	—	—
Consumer staples	70,531,576	41,654,729	$28,876,847	—
Energy	94,444,760	94,444,760	—	—
Financials	270,580,206	270,580,206	—	—
Health care	83,594,793	83,594,793	—	—
Industrials	89,086,343	89,086,343	—	—
Information technology	117,539,338	117,539,338	—	—
Short-term investments	14,370,801	—	14,370,801	—
Total investments in securities	$832,138,244	$788,890,596	$43,247,648	—

				Level 3 significant
			Level 2 significant	unobservable
	Total value at 3-31-17	Level 1 quoted price	observable inputs	inputs
Global Bond Trust
U.S. Government and Agency obligations	$86,771,840	—	$86,771,840	—
Foreign government obligations	142,600,430	—	142,600,430	—
Corporate bonds	187,373,115	—	187,306,410	$66,705
Term loans	2,295,338	—	2,295,338	—
Municipal bonds	254,967	—	254,967	—
Collateralized mortgage obligations	61,242,602	—	61,242,602	—
Asset backed securities	54,411,182	—	54,411,182	—
Common stocks	54,078	$54,078	—	—
Preferred securities	248,430	248,430	—	—
Escrow shares	699,860	—	699,860	—
Purchased options	226,204	5,934	220,270	—
Short-term investments	158,950,074	—	158,950,074	—
Total investments in securities	$695,128,120	$308,442	$694,752,973	$66,705
Sale commitments outstanding	($10,828,125)	—	($10,828,125)	—
Securities sold short	(2,588,768)	—	(2,588,768)	—
Other financial instruments:
Futures	$854,650	$854,650	—	—
Forward foreign currency contracts	(64,751)	—	($64,751)	—
Written options	(77,009)	(6,187)	(70,822)	—
Interest rate swaps	8,269,657	—	8,269,657	—
Credit default swaps	(284,072)	—	(287,094)	$3,022
Currency swaps	1,121,724	—	1,121,724	—
Volatility swaps	(2,976)	—	(2,976)	—

				Level 3 significant
			Level 2 significant	unobservable
	Total value at 3-31-17	Level 1 quoted price	observable inputs	inputs
Global Trust
Common stocks
Canada	$3,583,680	$3,583,680	—	—
China	7,450,726	4,278,938	$3,171,788	—
France	13,583,798	—	13,583,798	—
Germany	13,310,473	—	13,310,473	—
Hong Kong	3,913,645	—	3,913,645	—
India	2,300,211	—	2,300,211	—
Ireland	2,942,559	1,474,245	1,468,314	—
Israel	4,304,874	4,304,874	—	—
Italy	3,671,918	—	3,671,918	—
Japan	9,713,775	—	9,713,775	—
Netherlands	13,664,666	—	13,664,666	—
Portugal	2,409,436	—	2,409,436	—
Russia	2,225,768	2,225,768	—	—
Singapore	4,928,021	—	4,928,021	—
South Korea	15,168,451	4,059,662	11,108,789	—
Spain	1,876,500	—	1,876,500	—
Sweden	5,473,273	—	5,473,273	—
Switzerland	6,760,254	—	6,760,254	—
Taiwan	776,020	—	776,020	—
Thailand	1,258,170	—	1,258,170	—
Turkey	739,859	739,859	—	—
United Kingdom	21,388,273	—	21,388,273	—
United States	75,389,394	75,389,394	—	—
Corporate bonds	2,295,073	—	2,295,073	—
Securities lending collateral	8,491,127	8,491,127	—	—
Short-term investments	11,700,000	—	11,700,000	—
Total investments in securities	$239,319,944	$104,547,547	$134,772,397	—

				Level 3 significant
			Level 2 significant	unobservable
	Total value at 3-31-17	Level 1 quoted price	observable inputs	inputs
Health Sciences Trust
Common stocks
Consumer discretionary	$125,923	—	—	$125,923
Consumer staples	4,897,209	$4,897,209	—	—
Health care	266,632,964	251,669,804	$14,478,596	484,564
Preferred securities
Consumer discretionary	281,187	—	—	281,187
Health care	1,039,346	944,106	39,569	55,671
Information technology	162,797	—	—	162,797
Convertible bonds	467,415	—	467,415	—
Rights	5,320	5,320	—	—
Short-term investments	1,603,618	1,603,618	—	—
Total investments in securities	$275,215,779	$259,120,057	$14,985,580	$1,110,142

				Level 3 significant
			Level 2 significant	unobservable
	Total value at 3-31-17	Level 1 quoted price	observable inputs	inputs
High Yield Trust
U.S. Government and Agency obligations	$1,979,844	—	$1,979,844	—
Foreign government obligations	2,220,022	—	2,220,022	—
Corporate bonds	213,464,261	—	212,725,511	$738,750
Capital preferred securities	945,000	—	945,000	—
Convertible bonds	2,385,520	—	2,385,520	—
Term loans	8,286,993	—	8,286,993	—
Collateralized mortgage obligations	917,305	—	917,305	—
Asset backed securities	5,387,265	—	5,387,265	—
Common stocks	4,094,993	$112,519	1,097,130	2,885,344
Preferred securities	4,239,193	2,139,034	1,891,372	208,787
Escrow certificates	500	—	—	500
Purchased options	2,274	—	2,274	—
Securities lending collateral	7,474,876	7,474,876	—	—
Short-term investments	2,764,254	2,764,254	—	—
Total investments in securities	$254,162,300	$12,490,683	$237,838,236	$3,833,381
Other financial instruments:
Futures	$16,825	$16,825	—	—
Forward foreign currency contracts	(24,203)	—	($24,203)	—
Written options	(769)	—	(769)	—
Credit default swaps	(389,777)	—	(389,777)	—

				Level 3 significant
			Level 2 significant	unobservable
	Total value at 3-31-17	Level 1 quoted price	observable inputs	inputs
International Equity Index Trust B
Common stocks
Australia	$32,530,713	—	$32,530,713	—
Austria	858,071	—	858,071	—
Belgium	5,265,773	—	5,265,773	—
Brazil	6,302,416	$6,302,416	—	—
Canada	43,243,151	43,243,151	—	—
Chile	1,854,267	1,508,532	345,735	—
China	33,198,469	8,343,148	24,843,161	$12,160
Colombia	690,228	690,228	—	—
Czech Republic	245,172	—	245,172	—
Denmark	7,067,656	—	7,067,656	—
Egypt	203,427	—	203,427	—
Finland	4,377,369	—	4,377,369	—
France	42,439,577	—	42,439,577	—
Germany	37,588,191	—	37,588,191	—
Greece	563,717	—	563,717	—
Hong Kong	20,620,506	118,378	20,490,268	11,860
Hungary	467,347	—	467,347	—
India	12,821,901	2,826,689	9,995,212	—
Indonesia	3,654,240	11,159	3,643,081	—
Ireland	2,804,840	393,372	2,411,468	—
Israel	2,925,930	842,548	2,083,382	—
Italy	8,283,743	—	8,283,743	—
Japan	100,521,367	—	100,521,367	—
Jersey, Channel Islands	275,771	—	275,771	—
Jordan	119,725	—	119,725	—
Luxembourg	1,447,690	—	1,447,690	—
Macau	572,672	—	572,672	—
Malaysia	3,787,242	—	3,787,242	—
Malta	86,573	—	81,933	4,640
Mexico	5,418,059	5,271,849	146,210	—
Netherlands	18,558,357	1,021,442	17,536,915	—
New Zealand	695,417	—	695,417	—
Norway	2,890,113	—	2,890,113	—
Peru	480,093	480,093	—	—
Philippines	1,712,275	—	1,712,275	—
Poland	1,831,769	—	1,831,769	—
Portugal	647,221	—	647,221	—
Romania	79,719	—	79,719	—
Russia	5,463,900	4,233,256	1,230,644	—
Singapore	5,837,467	—	5,837,467	—
South Africa	9,991,577	—	9,991,577	—
South Korea	21,099,114	258,094	20,606,939	234,081
Spain	14,464,940	107,843	14,357,097	—
Sweden	12,374,909	—	12,374,909	—
Switzerland	39,892,548	—	39,892,548	—
Taiwan	15,889,230	—	15,889,230	—
Thailand	2,816,614	—	2,816,614	—
Turkey	1,560,250	—	1,560,250	—
United Kingdom	67,504,441	4,014	67,500,427	—
United States	3,042,008	979,808	2,062,200	—
Preferred securities
Brazil	4,340,203	4,340,203	—	—
Germany	2,287,896	—	2,287,896	—
South Korea	1,128,189	—	1,128,189	—
Spain	16,055	—	16,055	—
Rights	117,453	115,171	2,282	—
Securities lending collateral	30,131,468	30,131,468	—	—
Short-term investments	8,406,644	8,406,644	—	—
Total investments in securities	$653,495,673	$119,629,506	$533,603,426	$262,741
Other financial instruments:
Futures	$387,160	$406,202	($19,042)	—

				Level 3 significant
			Level 2 significant	unobservable
	Total value at 3-31-17	Level 1 quoted price	observable inputs	inputs
International Growth Stock Trust
Common stocks
Australia	$16,039,272	—	$16,039,272	—
Brazil	15,469,414	$15,469,414	—	—
Canada	32,333,964	32,333,964	—	—
China	3,222,329	3,222,329	—	—
Denmark	8,278,612	—	8,278,612	—
France	17,707,828	—	17,707,828	—
Germany	36,205,975	—	36,205,975	—
Hong Kong	16,689,324	—	16,689,324	—
Israel	6,634,640	6,634,640	—	—
Italy	2,633,733	—	2,633,733	—
Japan	26,148,602	—	26,148,602	—
Mexico	11,707,241	11,707,241	—	—
Netherlands	8,456,946	—	8,456,946	—
Singapore	3,640,811	—	3,640,811	—
South Korea	7,447,462	—	7,447,462	—
Spain	5,706,569	—	5,706,569	—
Sweden	12,140,975	—	12,140,975	—
Switzerland	25,851,966	—	25,851,966	—
Taiwan	8,465,354	—	8,465,354	—
Thailand	6,080,742	—	6,080,742	—
Turkey	3,380,400	—	3,380,400	—
United Kingdom	64,350,888	—	64,350,888	—
United States	8,449,228	8,449,228	—	—
Short-term investments	25,785,200	25,785,200	—	—
Total investments in securities	$372,827,475	$103,602,016	$269,225,459	—

				Level 3 significant
			Level 2 significant	unobservable
	Total value at 3-31-17	Level 1 quoted price	observable inputs	inputs
International Small Company Trust
Common stocks
Australia	$7,433,448	$94,511	$7,318,520	$20,417
Austria	1,609,795	—	1,609,795	—
Belgium	2,187,651	—	2,187,650	1
Bermuda	222,343	—	222,343	—
Cambodia	59,434	—	59,434	—
Canada	10,065,164	10,064,878	3	283
China	68,993	36,240	32,753	—
Denmark	2,372,407	—	2,372,407	—
Faroe Islands	67,429	—	67,429	—
Finland	3,120,748	—	3,120,748	—
France	5,678,820	—	5,678,820	—
Gabon	3,095	—	3,095	—
Georgia	32,088	—	32,088	—
Germany	7,139,544	—	7,139,544	—
Gibraltar	41,018	—	41,018	—
Greece	144	—	—	144
Guernsey, Channel Islands	4,446	—	4,446	—
Hong Kong	3,655,931	—	3,648,785	7,146
India	27,050	—	27,050	—
Ireland	947,751	—	947,751	—
Isle of Man	316,549	—	316,549	—
Israel	821,146	8,481	812,665	—
Italy	4,721,899	—	4,721,899	—
Japan	25,708,748	—	25,708,748	—
Jersey, Channel Islands	239,324	—	239,324	—
Liechtenstein	50,966	—	50,966	—
Luxembourg	300,207	—	300,207	—
Macau	10,916	—	10,916	—
Malta	112,865	—	112,865	—
Monaco	61,752	61,752	—	—
Mongolia	9,931	—	9,931	—
Netherlands	2,554,970	—	2,554,970	—
New Zealand	1,102,042	—	1,102,042	—
Norway	959,901	—	959,901	—
Peru	57,520	—	57,520	—
Portugal	332,894	—	332,894	—
Russia	35,577	—	35,577	—
Singapore	1,355,651	—	1,354,482	1,169
South Africa	72,512	—	72,512	—
Spain	2,707,670	—	2,707,670	—
Sweden	3,450,260	—	3,450,260	—
Switzerland	5,863,881	53,255	5,810,626	—
United Arab Emirates	46,476	—	46,476	—
United Kingdom	17,476,351	22,611	17,453,030	710
United States	212,576	52,185	160,391	—
Preferred securities	400,218	—	400,218	—
Rights	13,040	13,040	—	—
Securities lending collateral	12,234,296	12,234,296	—	—
Short-term investments	997,671	997,671	—	—
Total investments in securities	$126,965,108	$23,638,920	$103,296,318	$29,870

				Level 3 significant
			Level 2 significant	unobservable
	Total value at 3-31-17	Level 1 quoted price	observable inputs	inputs
International Value Trust
Common stocks
Australia	$7,092,283	—	$7,092,283	—
Belgium	7,316,181	—	7,316,181	—
Canada	78,288,616	$78,288,616	—	—
China	59,627,005	17,314,107	42,312,898	—
France	62,903,302	—	62,903,302	—
Germany	57,723,848	—	57,723,848	—
Hong Kong	42,572,299	—	42,572,299	—
India	6,853,002	—	6,853,002	—
Israel	18,769,569	18,769,569	—	—
Italy	12,523,265	—	12,523,265	—
Japan	55,738,495	—	55,738,495	—
Luxembourg	6,451,870	—	6,451,870	—
Malta	36,296	—	—	$36,296
Netherlands	74,974,693	—	74,974,693	—
Norway	13,327,951	—	13,327,951	—
Singapore	18,835,591	134,928	18,700,663	—
South Africa	5	—	5	—
South Korea	96,562,622	18,775,674	77,786,948	—
Sweden	4,593,817	—	4,593,817	—
Switzerland	57,627,338	—	57,627,338	—
Taiwan	21,512,836	—	21,512,836	—
Thailand	11,813,268	—	11,813,268	—
United Kingdom	113,613,281	—	113,613,281	—
United States	5,452,068	5,452,068	—	—
Securities lending collateral	43,428,148	43,428,148	—	—
Short-term investments	28,700,000	—	28,700,000	—
Total investments in securities	$906,337,649	$182,163,110	$724,138,243	$36,296

				Level 3 significant
			Level 2 significant	unobservable
	Total value at 3-31-17	Level 1 quoted price	observable inputs	inputs
Investment Quality Bond Trust
U.S. Government and Agency obligations	$122,858,477	—	$122,858,477	—
Foreign government obligations	6,284,162	—	6,284,162	—
Corporate bonds	81,201,554	—	81,201,554	—
Municipal bonds	3,333,423	—	3,333,423	—
Term loans	8,857,137	—	8,857,137	—
Collateralized mortgage obligations	30,800,078	—	29,766,078	$1,034,000
Asset backed securities	51,389,088	—	51,389,088	—
Securities lending collateral	10,691,053	$10,691,053	—	—
Short-term investments	4,273,273	—	4,273,273	—
Total investments in securities	$319,688,245	$10,691,053	$307,963,192	$1,034,000
Other financial instruments:
Futures	$93,995	$93,995	—	—
Forward foreign currency contracts	(44,785)	—	($44,785)	—
Interest rate swaps	(1,319,011)	—	(1,319,011)	—
Credit default swaps	336,430	—	336,430	—
Currency swaps	(212)	—	(212)	—

				Level 3 significant
			Level 2 significant	unobservable
	Total value at 3-31-17	Level 1 quoted price	observable inputs	inputs
Lifestyle Balanced MVP
Affiliated investment companies	$7,832,966,050	$7,832,966,050	—	—
Short-term investments	51,775,408	1,815,669	$49,959,739	—
Total investments in securities	$7,884,741,458	$7,834,781,719	$49,959,739	—
Other financial instruments:
Futures	$4,374,217	$4,587,810	($213,593)	—

				Level 3 significant
			Level 2 significant	unobservable
	Total value at 3-31-17	Level 1 quoted price	observable inputs	inputs
Lifestyle Conservative MVP
Affiliated investment companies	$1,415,718,761	$1,415,718,761	—	—
Short-term investments	8,948,796	—	$8,948,796	—
Total investments in securities	$1,424,667,557	$1,415,718,761	$8,948,796	—
Other financial instruments:
Futures	$219,681	$230,119	($10,438)	—

				Level 3 significant
			Level 2 significant	unobservable
	Total value at 3-31-17	Level 1 quoted price	observable inputs	inputs
Lifestyle Growth MVP
Affiliated investment companies	$9,627,304,451	$9,627,304,451	—	—
Short-term investments	71,033,268	1,534,254	$69,499,014	—
Total investments in securities	$9,698,337,719	$9,628,838,705	$69,499,014	—
Other financial instruments:
Futures	$8,658,801	$9,181,857	($523,056)

				Level 3 significant
			Level 2 significant	unobservable
	Total value at 3-31-17	Level 1 quoted price	observable inputs	inputs
Lifestyle Growth PS Series
Affiliated investment companies
Equity	$2,273,666,748	$2,273,666,748	—	—
Fixed income	921,172,830	921,172,830	—	—
Common stocks	228,589	—	$228,589	—
Preferred securities	278,500	—	278,500	—
Total investments in securities	$3,195,346,667	$3,194,839,578	$507,089	—

				Level 3 significant
			Level 2 significant	unobservable
	Total value at 3-31-17	Level 1 quoted price	observable inputs	inputs
Lifestyle Moderate MVP
Affiliated investment companies	$2,319,148,551	$2,319,148,551	—	—
Short-term investments	14,861,130	474,748	$14,386,382	—
Total investments in securities	$2,334,009,681	$2,319,623,299	$14,386,382	—
Other financial instruments:
Futures	$806,409	$845,849	($39,440)	—

				Level 3 significant
			Level 2 significant	unobservable
	Total value at 3-31-17	Level 1 quoted price	observable inputs	inputs
Mid Cap Stock Trust
Common stocks
Consumer discretionary	$88,417,506	$87,249,316	—	$1,168,190
Consumer staples	20,192,980	20,192,980	—	—
Energy	34,609,798	34,609,798	—	—
Financials	46,450,950	46,450,950	—	—
Health care	112,999,023	100,190,760	$12,808,263	—
Industrials	74,240,642	74,240,642	—	—
Information technology	227,481,347	224,700,740	2,780,607	—
Materials	17,862,504	17,862,504	—	—
Real estate	14,686,527	13,773,128	—	913,399
Preferred securities	71,182,843	—	—	71,182,843
Securities lending collateral	32,269,575	32,269,575	—	—
Short-term investments	9,000,000	—	9,000,000	—
Total investments in securities	$749,393,695	$651,540,393	$24,588,870	$73,264,432

				Level 3 significant
			Level 2 significant	unobservable
	Total value at 3-31-17	Level 1 quoted price	observable inputs	inputs
Mid Value Trust
Common stocks
Consumer discretionary	$87,239,826	$85,967,021	$1,272,805	—
Consumer staples	78,101,099	68,726,482	9,374,617	—
Energy	80,751,254	80,751,254	—	—
Financials	186,065,369	181,019,209	5,046,160	—
Health care	92,624,461	92,624,461	—	—
Industrials	74,257,138	72,671,021	1,586,117	—
Information technology	23,880,616	23,880,616	—	—
Materials	59,166,767	59,166,767	—	—
Real estate	62,132,905	62,132,905	—	—
Telecommunication services	2,328,532	2,328,532	—	—
Utilities	41,568,508	41,568,508	—	—
Securities lending collateral	41,626,830	41,626,830	—	—
Short-term investments	63,977,597	63,977,597	—	—
Total investments in securities	$893,720,902	$876,441,203	$17,279,699	—

				Level 3 significant
			Level 2 significant	unobservable
	Total value at 3-31-17	Level 1 quoted price	observable inputs	inputs
Mutual Shares Trust
Common stocks
Consumer discretionary	$11,972,453	$11,972,453	—	—
Consumer staples	18,222,971	13,178,947	$5,044,024	—
Energy	16,417,354	10,838,806	5,578,548	—
Financials	38,302,445	37,097,146	1,205,299	—
Health care	22,595,735	22,595,735	—	—
Industrials	9,739,491	5,806,250	3,933,241	—
Information technology	21,372,950	17,700,336	3,672,614	—
Materials	7,538,267	5,263,356	2,274,911	—
Real estate	1,353,211	1,353,211	—	—
Telecommunication services	1,877,734	—	1,877,734	—
Utilities	3,181,483	3,181,483	—	—
Corporate bonds	6,747,922	—	6,747,922	—
Municipal bonds	1,631,403	—	1,631,403	—
Escrow certificates	30,960	—	30,960	—
Rights	195,183	—	—	$195,183
Securities lending collateral	3,670,190	3,670,190	—	—
Short-term investments	12,184,785	—	12,184,785	—
Total investments in securities	$177,034,537	$132,657,913	$44,181,441	$195,183
Other financial instruments:
Forward foreign currency contracts	($155,997)	—	($155,997)	—

				Level 3 significant
			Level 2 significant	unobservable
	Total value at 3-31-17	Level 1 quoted price	observable inputs	inputs
New Income Trust
U.S. Government and Agency obligations	$563,119,005	—	$563,119,005	—
Foreign government obligations	14,395,024	—	14,395,024	—
Corporate bonds	442,223,096	—	442,223,096	—
Municipal bonds	20,225,976	—	20,225,976	—
Purchased options	17,422	$17,422	—	—
Term loans	28,137,031	—	28,137,031	—
Collateralized mortgage obligations	131,855,651	—	131,855,651	—
Asset backed securities	152,795,834	—	152,795,834	—
Securities lending collateral	3,122,852	3,122,852	—	—
Short-term investments	54,392,965	36,731,567	17,661,398	—
Total investments in securities	$1,410,284,856	$39,871,841	$1,370,413,015	—
Other financial instruments:
Futures	($207,150)	($207,150)	—	—
Forward foreign currency contracts	(624,305)	—	($624,305)	—
Written options	(43,331)	—	(43,331)	—
Credit default swaps	(41,883)	—	(41,883)	—

				Level 3 significant
			Level 2 significant	unobservable
	Total value at 3-31-17	Level 1 quoted price	observable inputs	inputs
Real Estate Securities Trust
Common stocks
IT consulting & other services	$2,046,636	$2,046,636	—	—
Diversified REITs	20,204,604	20,201,288	—	$3,316
Health care REITs	46,569,653	46,569,653	—	—
Hotel and resort REITs	25,044,538	25,044,538	—	—
Industrial REITs	33,056,481	33,056,481	—	—
Office REITs	52,149,199	52,149,199	—	—
Residential REITs	64,373,179	64,373,179	—	—
Retail REITs	75,577,957	75,577,957	—	—
Specialized REITs	64,321,614	64,321,614	—	—
Short-term investments	784,000	—	$784,000	—
Total investments in securities	$384,127,861	$383,340,545	$784,000	$3,316

				Level 3 significant
			Level 2 significant	unobservable
	Total value at 3-31-17	Level 1 quoted price	observable inputs	inputs
Science & Technology Trust
Common stocks
Consumer discretionary	$100,196,628	$97,065,966	$3,081,451	$49,211
Health care	11,918,911	8,663,408	3,255,503	—
Industrials	7,866,485	7,866,485	—	—
Information technology	399,036,113	380,859,571	18,095,137	81,405
Real estate	3,403,145	3,403,145	—	—
Telecommunication services	2,439,480	—	2,439,480	—
Preferred securities	3,197,341	—	—	3,197,341
Corporate bonds	1,622,595	—	1,622,595	—
Securities lending collateral	19,730,438	19,730,438	—	—
Short-term investments	50,412,941	35,521,941	14,891,000	—
Total investments in securities	$599,824,077	$553,110,954	$43,385,166	$3,327,957

				Level 3 significant
			Level 2 significant	unobservable
	Total value at 3-31-17	Level 1 quoted price	observable inputs	inputs
Small Cap Growth Trust
Common stocks
Consumer discretionary	$48,744,629	$48,744,629	—	—
Consumer staples	5,799,121	5,799,121	—	—
Energy	10,366,708	10,149,388	$217,320	—
Financials	30,861,935	30,861,935	—	—
Health care	70,726,559	66,043,064	4,683,495	—
Industrials	67,990,334	67,990,334	—	—
Information technology	115,820,526	110,887,367	3,569,058	$1,364,101
Materials	14,030,694	14,030,694	—	—
Real estate	13,080,162	13,080,162	—	—
Preferred securities	10,933,281	—	—	10,933,281
Securities lending collateral	41,133,693	41,133,693	—	—
Short-term investments	1,500,000	—	1,500,000	—
Total investments in securities	$430,987,642	$408,720,387	$9,969,873	$12,297,382

				Level 3 significant
			Level 2 significant	unobservable
	Total value at 3-31-17	Level 1 quoted price	observable inputs	inputs
Small Cap Index Trust
Common stocks
Consumer discretionary	$65,717,044	$65,708,312	—	$8,732
Consumer staples	15,599,472	15,599,472	—	—
Energy	17,960,758	17,960,758	—	—
Financials	103,364,322	103,364,322	—	—
Health care	70,238,729	68,902,567	$1,250,348	85,814
Industrials	77,087,044	77,087,044	—	—
Information technology	93,273,765	93,273,765	—	—
Materials	27,399,149	27,399,149	—	—
Real estate	41,955,468	41,955,468	—	—
Telecommunication services	3,762,109	3,762,109	—	—
Utilities	19,650,147	19,650,147	—	—
Corporate bonds	79,400	—	79,400	—
Warrants	64	—	64	—
Securities lending collateral	39,383,105	39,383,105	—	—
Short-term investments	19,280,000	—	19,280,000	—
Total investments in securities	$594,750,576	$574,046,218	$20,609,812	$94,546
Other financial instruments:
Futures	$314,392	$314,392	—	—

				Level 3 significant
			Level 2 significant	unobservable
	Total value at 3-31-17	Level 1 quoted price	observable inputs	inputs
Small Cap Opportunities Trust
Common stocks
Consumer discretionary	$29,012,863	$29,012,776	—	$87
Consumer staples	5,974,866	5,974,866	—	—
Energy	15,717,345	15,717,345	—	—
Financials	50,359,746	50,359,745	—	1
Health care	17,895,905	17,890,509	—	5,396
Industrials	44,454,006	44,454,006	—	—
Information technology	36,046,573	36,046,573	—	—
Materials	11,705,548	11,705,548	—	—
Real estate	3,715,478	3,715,478	—	—
Telecommunication services	2,219,618	2,219,618	—	—
Utilities	2,169,225	2,169,225	—	—
Corporate bonds	25,805	—	$25,805	—
Securities lending collateral	5,578,380	5,578,380	—	—
Short-term investments	2,366,501	2,366,501	—	—
Total investments in securities	$227,241,859	$227,210,570	$25,805	$5,484

				Level 3 significant
			Level 2 significant	unobservable
	Total value at 3-31-17	Level 1 quoted price	observable inputs	inputs
Small Cap Value Trust
Common stocks
Consumer discretionary	$27,953,231	$27,953,231	—	—
Consumer staples	32,365,252	12,025,699	$20,339,553	—
Energy	35,442,054	35,442,054	—	—
Financials	143,486,868	143,486,868	—	—
Health care	60,150,387	60,150,387	—	—
Industrials	225,096,018	215,072,436	10,023,582	—
Information technology	62,215,285	62,215,285	—	—
Materials	46,522,347	46,522,347	—	—
Real estate	39,776,606	39,776,606	—	—
Utilities	15,753,280	15,753,280	—	—
Corporate bonds	181,628	—	181,628	—
Securities lending collateral	15,065,855	15,065,855	—	—
Short-term investments	17,700,000	—	17,700,000	—
Total investments in securities	$721,708,811	$673,464,048	$48,244,763	—

				Level 3 significant
			Level 2 significant	unobservable
	Total value at 3-31-17	Level 1 quoted price	observable inputs	inputs
Strategic Equity Allocation Trust
Common stocks
Consumer discretionary	$1,328,484,412	$906,514,282	$421,963,213	$6,917
Consumer staples	1,020,455,330	622,742,796	397,712,534	—
Energy	625,502,588	447,695,146	177,807,442	—
Financials	1,845,491,213	1,094,043,011	751,448,202	—
Health care	1,357,484,110	984,986,416	372,422,320	75,374
Industrials	1,306,467,256	801,132,236	505,335,020	—
Information technology	1,780,470,123	1,592,501,153	187,968,970	—
Materials	538,799,034	258,670,896	280,128,138	—
Real estate	420,087,761	288,573,656	131,488,063	26,042
Telecommunication services	307,544,130	152,912,130	154,632,000	—
Utilities	375,859,478	255,297,571	120,561,907	—
Preferred securities	18,787,609	—	18,787,609	—
Corporate bonds	59,550	—	59,550	—
Rights	952,038	920,379	31,659	—
Securities lending collateral	204,150,557	204,150,557	—	—
Short-term investments	267,270,000	—	267,270,000	—
Total investments in securities	$11,397,865,189	$7,610,140,229	$3,787,616,627	$108,333
Other financial instruments:
Futures	$970,908	$970,908	—	—

				Level 3 significant
			Level 2 significant	unobservable
	Total value at 3-31-17	Level 1 quoted price	observable inputs	inputs
Strategic Income Opportunities Trust
Foreign government obligations	$100,111,297	—	$100,111,297	—
Corporate bonds	300,864,573	—	300,864,573	—
Capital preferred securities	4,957,475	—	4,957,475	—
Convertible bonds	14,140,855	—	14,140,855	—
Term loans	39,784,785	—	39,784,785	—
Municipal bonds	9,360,392	—	9,360,392	—
Collateralized mortgage obligations	28,819,437	—	28,819,437	—
Asset backed securities	23,605,516	—	23,605,516	—
Common stocks	16,453,628	$16,453,628	—	—
Preferred securities	42,663,825	41,043,325	1,620,500	—
Purchased options	1,080,165	—	1,080,165	—
Short-term investments	16,944,784	—	16,944,784	—
Total investments in securities	$598,786,732	$57,496,953	$541,289,779	—
Other financial instruments:
Futures	($597,396)	($597,396)	—	—
Forward foreign currency contracts	(243,290)	—	($243,290)	—

				Level 3 significant
			Level 2 significant	unobservable
	Total value at 3-31-17	Level 1 quoted price	observable inputs	inputs
Total Stock Market Index Trust
Common stocks
Consumer discretionary	$84,872,111	$84,866,536	$4,579	$996
Consumer staples	59,564,374	59,562,920	—	1,454
Energy	46,640,401	46,640,029	247	125
Financials	97,289,616	97,289,609	—	7
Health care	81,135,264	80,904,242	205,570	25,452
Industrials	66,781,320	66,780,899	421	—
Information technology	133,719,833	133,719,833	—	—
Materials	21,282,304	21,281,908	—	396
Real estate	25,516,071	25,507,834	—	8,237
Telecommunication services	14,951,148	14,951,148	—	—
Utilities	19,824,265	19,824,265	—	—
Corporate bonds	5,955	—	5,955	—
Convertible bonds	491	—	—	491
Warrants	2,182	932	1,191	59
Securities lending collateral	12,453,971	12,453,971	—	—
Short-term investments	24,180,000	—	24,180,000	—
Total investments in securities	$688,219,306	$663,784,126	$24,397,963	$37,217
Other financial instruments:
Futures	$47,487	$47,487	—	—

				Level 3 significant
			Level 2 significant	unobservable
	Total value at 3-31-17	Level 1 quoted price	observable inputs	inputs
Utilities Trust
Common stocks
Consumer discretionary	$14,054,804	$11,964,735	$2,090,069	—
Energy	58,223,939	58,223,939	—	—
Industrials	1,939,578	1,939,578	—	—
Real estate	8,591,269	8,591,269	—	—
Telecommunication services	33,692,859	3,204,447	30,488,412	—
Utilities	174,805,096	125,771,541	49,033,555	—
Preferred securities	27,575,215	27,575,215	—	—
Securities lending collateral	11,285,529	11,285,529	—	—
Short-term investments	12,009,460	—	12,009,460	—
Total investments in securities	$342,177,749	$248,556,253	$93,621,496	—
Other financial instruments:
Forward foreign currency contracts	($352,045)	—	($352,045)	—

				Level 3 significant
			Level 2 significant	unobservable
	Total value at 3-31-17	Level 1 quoted price	observable inputs	inputs
Value Trust
Common stocks
Consumer discretionary	$43,881,355	$43,881,355	—	—
Consumer staples	12,914,649	12,914,649	—	—
Energy	51,025,822	47,070,290	$3,955,532	—
Financials	122,918,741	122,918,741	—	—
Health care	39,999,344	39,999,344	—	—
Industrials	72,550,296	72,550,296	—	—
Information technology	70,568,367	70,568,367	—	—
Materials	31,767,394	31,767,394	—	—
Real estate	29,766,600	29,766,600	—	—
Telecommunication services	5,378,566	5,378,566	—	—
Utilities	22,825,826	22,825,826	—	—
Short-term investments	16,540,527	16,540,527	—	—
Total investments in securities	$520,137,487	$516,181,955	$3,955,532	—

For the following portfolios, securities at the beginning of the year were transferred from Level 2 to Level 1 during the period since quoted prices in active markets for identical securities became available:

Portfolio	Approximate market values transferred
Emerging Markets Value Trust	$36,544,980
International Equity Index Trust B	9,282,700
International Growth Stock Trust	6,116,030

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

Alpha Opportunities Trust	Common stocks	Preferred securities	Corporate bonds	Total
Balance as of 12-31-16	$286,653	$13,651,840	$48,473	$13,986,966
Realized gain (loss)	-	73,987	-	73,987
Change in unrealized appreciation (depreciation)	(493)	608,591	-	608,098
Purchases	-	-	-	-
Sales	-	(273,600)	-	(273,600)
Transfers into Level 3	-	48,473	-	48,473
Transfers out of Level 3	-	-	(48,473)	(48,473)
Balance as of 3-31-17	$286,160	$14,109,291	-	$14,395,451
Change in unrealized at period end*	($493)	$654,914	-	$654,421

High Yield Trust	Corporate bonds	Common stocks	Preferred securities	Escrow certificates	Warrants	Total
Balance as of 12-31-16	$715,749	$2,566,983	-	$500	-	$3,283,232
Realized gain (loss)	-	-	-	-	$800	800
Change in unrealized appreciation (depreciation)	(2,516)	360,809	($1,187,908)	-	-	(829,615)
Purchases	25,517	1,374,193	14,340	-	-	1,414,050
Sales	-	(34,286)	-	-	(800)	(35,086)
Transfers into Level 3	-	311,915	1,382,355	-	-	1,694,270
Transfers out of Level 3	-	(1,694,270)	-	-	-	(1,694,270)
Balance as of 3-31-17	$738,750	$2,885,344	$208,787	$500	-	$3,833,381
Change in unrealized at period end*	($2,516)	($1,061,116)	($1,187,908)	-	-	($2,251,540)

Mid Cap Stock Trust	Common stocks	Preferred securities	Corporate bonds	Total
Balance as of 12-31-16	$2,084,281	$68,736,836	$396,255	$71,217,372
Realized gain (loss)	-	529,230	-	529,230
Change in unrealized appreciation (depreciation)	(2,692)	3,477,572	-	3,474,880
Purchases	-	-	-	-
Sales	-	(1,957,050)	-	(1,957,050)
Transfers into Level 3	-	396,255	-	396,255
Transfers out of Level 3	-	-	(396,255)	(396,255)
Balance as of 3-31-17	$2,081,589	$71,182,843	-	$73,264,432
Change in unrealized at period end*	($2,692)	$3,808,923	-	$3,806,231

Small Cap Growth Trust	Common stocks	Preferred securities	Total
Balance as of 12-31-16	$1,364,101	$10,882,957	$12,247,058
Realized gain (loss)	-	251,251	251,251
Change in unrealized appreciation (depreciation)	-	728,179	728,179
Purchases	-	-	-
Sales	-	(929,106)	(929,106)
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of 3-31-17	$1,364,101	$10,933,281	$12,297,382
Change in unrealized at period end*	-	$885,487	$885,487

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the portfolios’ Level 3 securities are outlined in the table below:

Alpha Opportunities Trust
	Fair Value at 3-31-17	Valuation Technique	Significant Unobservable Inputs	Input/ Range
Common stocks	$128,191	Market Approach	Prior / recent transactions	$50.19

	157,969	Market Approach	EV to revenue multiple Discount	3.44x - 3.62x (weighted average 3.59x) 10% - 17.5% (weighted average 11.4%)
$286,160

Preferred securities	$3,416,599	Market Approach	EV to revenue multiple Discount	1.47x - 8.05x (weighted average 4.76x) 10% - 17.5% (weighted average 14.6%)

	691,477	Market Approach	EV to gross profit multiple Discount	8.39x 17.5%

	1,012,296	Market Approach	EV to revenue multiple Discount	1.53x - 5.21x (weighted average 3.32x) 17.5% - 25% (weighted average 19.6%)
			Allocated using OPM - Volatility	40% - 55% (weighted average 46.1%)

	8,074,335	Market Approach	Prior / recent transactions	$48.77 - $50.19 (weighted average $48.97)

	683,549	Market Approach	Expected future price Discount	$39.63 7.82%

	231,035	Market Approach	Probability weighted expected future price	$1.98 - $2.20 (weighted average $2.14)
$14,109,291

Total	$14,395,451

High Yield Trust
	Fair Value at 3-31-17		Valuation Technique	Significant Unobservable Inputs	Input/ Range
Common stocks	$1,409,927		Market Approach	EV/EBITDA multiple Discount	8.20x - 15.73x (weighted average 13.87x) 25%

	452,297		Market Approach	Expected future value Discount	$12.27 15%

	17,343		Market Approach	Estimated liquidation value	$0.38
	$1,879,567

Preferred securities	$208,787		Market Approach	Prior / recent transactions	$0.01 - $10 (weighted average $0.70)

Corporate bonds	$738,750		Market Approach	Yield	898bps

Escrow certificates	$500		Market Approach	Estimated liquidation value	$0.03
Total	$2,827,604	*

* These amounts exclude valuations provided by a broker, which amounted to $1,005,777.

Mid Cap Stock Trust
	Fair Value at 3-31-17	Valuation Technique	Significant Unobservable Inputs	Input/ Range
Common stocks	$913,399	Market Approach	Prior / recent transactions	$50.19

	1,168,190	Market Approach	EV to revenue multiple Discount	3.44x - 3.62x (weighted average 3.59x) 10% - 17.5% (weighted average 11.4%)
$2,081,589

			EV to revenue multiple	1.53x - 5.21x (weighted average 3.33x)
Preferred securities	$7,279,111	Market Approach	Discount	17.5% - 25% (weighted average 19.6%)
			Allocated using OPM - Volatility	40% - 55% (weighted average 46.1%)

	4,985,085	Market Approach	EV to gross profit multiple Discount	8.39x 17.5%

	15,263,941	Market Approach	EV to revenue multiple Discount	1.47x - 6.25x (weighted average 3.85x) 10% - 17.5% (weighted average 14.46)

	1,723,559	Market Approach	Probability weighted expected future price	$1.98 - $2.20 (weighted average $2.13)

	36,614,146	Market Approach	Prior / recent transactions	$48.77 - $50.19 (weighted average $49.09)

	5,317,001	Market Approach	Expected future price Discount	$1.28 - $39.63 (weighted average $37.36) 7.82% - 18.75% (weighted average 8.47%)
$71,182,843

Total	$73,264,432

Small Cap Growth Trust
	Fair Value at 3-31-17	Valuation Technique	Significant Unobservable Inputs	Input/ Range
Common stocks	$1,364,101	Market Approach	Expected future price Discount	$3.20 10%

Preferred securities	$3,994,474	Market Approach	EV to revenue multiple Discount	3.62x - 8.05x (weighted average 6.22x) 10% - 17.5% (weighted average 12.8%)

			EV to revenue multiple	1.53x
	1,422,231	Market Approach	Discount	25%
			Allocated using OPM - Volatility	55%
	4,951,004	Market Approach	Expected future price	$4.40 - $39.63 (weighted average $21.45)
			Discount	10% - 7.82% (weighted average 8.94%)

	565,572	Market Approach	Probability weighted expected future price	$2.70 - $3.26 (weighted average $2.99)
	$10,933,281

Total	$12,297,382

A change to unobservable inputs of a portfolio's Level 3 securities may result in changes to the fair value measurement, as follows :

Significant Unobservable Input	Impact to Valuation if input increases	Impact to Valuation if input decreases
Allocated using Options Pricing Method (OPM) - Volatility	Variable	Variable
Discount	Decrease	Increase
Enterprise value to earnings before interest, taxes, depreciation and amortization (“EV/EBITDA”) multiple	Increase	Decrease
Enterprise value (“EV”) to revenue multiple	Increase	Decrease
Enterprise value (“EV”) to gross profit multiple	Increase	Decrease
Estimated liquidation value	Increase	Decrease
Expected future value	Increase	Decrease
Prior/recent transactions	Increase	Decrease
Probability weighted expected future price	Increase	Decrease
Yield	Decrease	Increase

Repurchase agreements. The portfolios may enter into repurchase agreements. When a portfolio enters into a repurchase agreement, it receives collateral that is held in a segregated account by the portfolio’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolio. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by a portfolio for repurchase agreements is disclosed in the Portfolio of Investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

When-issued/delayed-delivery securities. The portfolios may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time a portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the portfolio’s NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the portfolio until settlement takes place. At the time that the portfolio enters into this type of transaction, the portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Term loans (Floating rate loans). The portfolios may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A portfolio’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The portfolio’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the portfolio’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the portfolio and, if the portfolio’s exposure to such investments is substantial, could impair the portfolio’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the portfolio may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

At March 31, 2017, Strategic Income Opportunities Trust had $1,740,000 in unfunded loan commitments outstanding.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Payment-in-kind bonds. The portfolios may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The portfolios accrue income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the portfolios may need to sell other investments to make distributions.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Cost of investment securities for federal income tax purposes. The costs of investments owned on March 31, 2017, including short-term investments, for federal income tax purposes, were as follows:

				Net unrealized appreciation/
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	(depreciation)
500 Index Trust B	$2,708,535,814	$1,911,973,268	($47,779,322)	$1,864,193,946
Active Bond Trust	799,548,800	19,334,059	(9,648,240)	9,685,819
All Cap Core Trust	161,579,457	18,107,555	(2,178,073)	15,929,482
Alpha Opportunities Trust	125,713,278	18,137,339	(870,113)	17,267,226
American Asset Allocation Trust	1,075,159,745	482,301,767	—	482,301,767
American Global Growth Trust	216,291,579	2,455,999	—	2,455,999
American Growth Trust	745,917,252	148,892,251	—	148,892,251
American Growth-Income Trust	937,364,915	135,367,296	—	135,367,296
American International Trust	514,402,046	(311,857)	—	(311,857)
American New World Trust	91,906,276	—	(6,673,556)	(6,673,556)
Blue Chip Growth Trust	1,037,642,368	655,449,764	(14,069,999)	641,379,765
Bond Trust	9,460,101,413	86,297,046	(108,437,003)	(22,139,957)
Capital Appreciation Trust	770,529,092	253,029,021	(7,884,903)	245,144,118
Capital Appreciation Value Trust	361,629,263	37,405,661	(1,180,582)	36,225,079
Core Bond Trust	1,508,518,446	5,877,111	(20,607,453)	(14,730,342)
Core Strategy Trust	3,560,060,928	197,212,035	(32,464,567)	164,747,468
Emerging Markets Value Trust	626,261,490	104,271,844	(80,721,942)	23,549,902
Equity Income Trust	1,404,350,854	440,406,255	(45,913,219)	394,493,036
Financial Industries Trust	191,225,812	35,646,777	(2,602,892)	33,043,885
Fundamental All Cap Core Trust	1,335,481,886	348,184,603	(6,974,480)	341,210,123
Fundamental Large Cap Value Trust	754,568,443	101,071,674	(23,501,873)	77,569,801
Global Bond Trust	703,053,570	10,354,889	(18,280,339)	(7,925,450)
Global Trust	219,848,422	30,202,267	(10,730,745)	19,471,522
Health Sciences Trust	232,936,158	55,981,857	(13,702,236)	42,279,621
High Yield Trust	264,282,362	10,434,978	(20,555,040)	(10,120,062)
International Equity Index Trust B	545,430,807	173,142,107	(65,077,241)	108,064,866
International Growth Stock Trust	334,819,153	55,549,517	(17,541,195)	38,008,322
International Small Company Trust	119,426,908	27,600,520	(20,062,320)	7,538,200
International Value Trust	882,033,518	95,940,599	(71,636,468)	24,304,131
Investment Quality Bond Trust	321,327,854	3,051,043	(4,690,652)	(1,639,609)
Lifestyle Aggressive MVP	350,144,334	19,457,567	(4,329,136)	15,128,431
Lifestyle Aggressive PS Series	26,313,512	1,585,388	(10,916)	1,574,472
Lifestyle Balanced MVP	7,515,068,576	518,233,509	(148,560,627)	369,672,882
Lifestyle Balanced PS Series	997,401,328	33,663,757	(7,302,279)	26,361,478
Lifestyle Conservative MVP	1,448,352,402	22,441,082	(46,125,927)	(23,684,845)
Lifestyle Conservative PS Series	185,471,791	2,622,701	(2,569,395)	53,306
Lifestyle Growth MVP	8,871,556,786	964,518,909	(137,737,976)	826,780,933
Lifestyle Growth PS Series	3,056,251,756	160,587,227	(21,492,316)	139,094,911
Lifestyle Moderate MVP	2,262,803,626	116,539,709	(45,333,654)	71,206,055
Lifestyle Moderate PS Series	316,639,672	8,688,117	(2,882,704)	5,805,413
Mid Cap Index Trust	812,563,888	336,008,040	(38,297,178)	297,710,862
Mid Cap Stock Trust	656,755,492	117,661,959	(25,023,756)	92,638,203
Mid Value Trust	769,356,788	137,528,444	(13,164,330)	124,364,114
Money Market Trust	2,220,646,978	—	—	—
Mutual Shares Trust	159,919,538	32,638,803	(15,523,804)	17,114,999
New Income Trust	1,409,465,314	17,034,975	(16,215,433)	819,542
Real Estate Securities Trust	384,394,584	12,721,413	(12,988,136)	(266,723)
Science and Technology Trust	517,427,703	91,125,493	(8,729,119)	82,396,374
Short Term Government Income Trust	334,042,410	656,935	(5,528,425)	(4,871,490)
Small Cap Growth Trust	375,566,347	66,125,556	(10,704,261)	55,421,295
Small Cap Index Trust	443,428,142	180,813,147	(29,490,713)	151,322,434
Small Cap Opportunities Trust	193,736,742	47,851,402	(14,346,285)	33,505,117
Small Cap Value Trust	582,967,134	171,972,845	(33,231,168)	138,741,677
Small Company Growth Trust	108,153,933	28,611,076	(3,227,312)	25,383,764
Small Company Value Trust	209,990,878	90,937,056	(4,771,541)	86,165,515
Strategic Equity Allocation Trust	8,503,375,485	3,215,571,195	(321,081,491)	2,894,489,704
Strategic Income Opportunities Trust	599,898,129	17,540,704	(18,652,101)	(1,111,397)
Total Bond Market Trust B	618,088,786	13,539,751	(6,195,689)	7,344,062
Total Stock Market Index Trust	394,303,115	315,380,671	(21,464,480)	293,916,191
Ultra Short Term Bond Trust	283,656,041	89,743	(1,559,569)	(1,469,826)
Utilities Trust	341,668,457	35,420,253	(34,910,961)	509,292
Value Trust	448,462,240	87,604,116	(15,928,869)	71,675,247

Derivative instruments. Certain portfolios may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.

The following table details how the portfolios used futures contracts during the period ended March 31, 2017:

Portfolio	Reason
500 Index Trust B	To gain exposure to certain securities and as a substitute for securities purchased

All Cap Core Trust	To gain exposure to certain securities, manage against anticipated changes in securities markets, and as a substitute for securities purchased.

Global Bond Trust	To gain exposure to foreign bond markets, gain exposure to treasuries markets, maintain diversity of the portfolio, manage against anticipated interest rate changes, and to manage duration of the portfolio

High Yield Trust	To manage against anticipated interest rate changes

International Equity Index Trust B	To gain exposure to certain securities and as a substitute for securities purchased

Investment Quality Bond Trust	To gain exposure to foreign bond markets, gain exposure to treasuries markets, manage against anticipated interest rate changes, manage duration of the portfolio, and as a substitute for securities purchased

Lifestyle Balanced MVP	To manage volatility of returns

Lifestyle Conservative MVP	To manage volatility of returns

Lifestyle Growth MVP	To manage volatility of returns

Lifestyle Moderate MVP	To manage volatility of returns

Mid Cap Index Trust	To gain exposure to certain securities, manage against anticipated changes in securities markets, maintain diversity of the portfolio, and as a substitute for securities purchased.

New Income Trust	To gain exposure to treasuries markets, maintain diversity of the portfolio, manage against anticipated interest rate changes, manage duration of the portfolio, and as a substitute for securities purchased

Small Cap Index Trust	To gain exposure to certain securities, manage against anticipated changes in securities markets, maintain diversity of the portfolio, and as a substitute for securities purchased.

Strategic Equity Allocation Trust	To gain exposure to certain securities and as a substitute for securities purchased

Strategic Income Opportunities Trust	To manage duration of the portfolio

Total Stock Market Index Trust	To gain exposure to certain securities, manage against anticipated changes in securities markets, maintain diversity of the portfolio, and as a substitute for securities purchased.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor a portfolio thereby reducing the portfolio’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the portfolios as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following table details how the portfolios used forward foreign currency contracts during the period ended March 31, 2017:

Portfolio	Reason
Global Bond Trust	To manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and to maintain diversity of the portfolio

High Yield Trust	To manage against anticipated changes in currency exchange rates

Investment Quality Bond Trust	To manage against anticipated changes in currency exchange rates, and to gain exposure to foreign currencies

Mutual Shares Trust	To manage against anticipated changes in currency exchange rates and to maintain diversity of the portfolio

New Income Trust	To manage against anticipated changes in currency exchange rates and to manage currency exposure

Strategic Income Opportunities Trust	To manage against anticipated changes in currency exchange rates and to enhance potential gain/income

Utilities Trust	To manage against anticipated changes in currency exchange rates

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a portfolio’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a portfolio’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When a portfolio purchases an option, the premium paid by the portfolio is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. When a portfolio writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

An interest rate swaption is an option to enter into an interest rate swap. A credit default swaption is an option to enter into a credit default swap. Inflation floors (OTC) are instruments where in return for a premium, one party agrees to make payments to the other to the extent that the interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “floor.”

The following table details how the portfolios used purchased option contracts during the period ended March 31, 2017:

Portfolio	Reason
Global Bond Trust	To manage duration of the portfolio, manage against anticipated interest rate changes, and to maintain diversity of the portfolio

High Yield Trust	To manage against potential credit events

New Income Trust	To manage duration of the portfolio

Strategic Income Opportunities Trust	To manage against anticipated changes in currency exchange rates

The following table details how the portfolios used written option contracts during the period ended March 31, 2017:

Portfolio	Type	Reason
Capital Appreciation Value Trust	Options on securities	To manage against anticipated changes in securities markets and to gain exposure to certain securities

Global Bond Trust	Options on exchange-traded futures contracts	To manage duration of the portfolio, manage against anticipated interest rate changes, and to maintain diversity of the portfolio

	Foreign currency options	To manage against anticipated currency exchange rate changes and to gain exposure to foreign currencies

	Interest rate swaptions	To manage duration of the portfolio, manage against anticipated interest rate changes, and to maintain diversity of the portfolio

	Inflation floors	To manage duration of the portfolio, manage against anticipated interest rate changes, and as a substitute for securities purchased

High Yield Trust	Credit default swaptions	To manage against potential credit events

New Income Trust	Credit default swaptions	To manage against potential credit events

The following tables summarize the portfolios’ written options activities during the period ended March 31, 2017:

Capital Appreciation Value
Trust	Number of contracts	Premiums received
Outstanding, beginning of period	6,118	$1,777,849
Options written	1,502	554,450
Option closed	(250)	(154,403)
Options exercised	(2,337)	(533,356)
Options expired	(3,153)	(731,113)
Outstanding, end of period	1,880	$913,427

	CAD Notional				USD Notional
Global Bond Trust	amount	EUR Notional amount	GBP Notional amount	JPY Notional amount	amount	Number of contracts	Premiums received
Outstanding, beginning of period	-	2,314,000	11,321,000	1,040,000,000	64,700,000	-	$1,328,536
Options written	6,169,000	-	-	-	15,800,000	20	206,358
Option closed	-	-	-	-	(54,100,000)	-	(990,413)
Options exercised	-	-	-	(1,040,000,000)	-	-	(10,986)
Options expired	-	(2,314,000)	(11,321,000)	-	(3,700,000)	-	(199,172)
Outstanding, end of period	6,169,000	-	-	-	22,700,000	20	$334,323

	USD Notional
High Yield Trust	amount	Premiums received
Outstanding, beginning of period	-	-
Options written	16,671,600	$51,682
Option closed	-	-
Options exercised	-	-
Options expired	-	-
Outstanding, end of period	16,671,600	$51,682

	USD Notional
New Income Trust	amount	Premiums received
Outstanding, beginning of period	-	-
Options written	28,000,000	$53,200
Option closed	-	-
Options exercised	-	-
Options expired	-	-
Outstanding, end of period	28,000,000	$53,200

Swaps. Swap agreements are agreements between a portfolio and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the portfolios are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or a portfolio is recorded as realized gain or loss, as well as the net periodic payments received or paid by the portfolio.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. A portfolio may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between a portfolio and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The portfolio settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following table details how the portfolios used interest rate swap contracts during the period ended March 31, 2017:

Portfolio	Reason
Global Bond Trust	To manage against anticipated interest rate changes, manage duration of the portfolio, and to gain exposure to treasuries markets

Investment Quality Bond Trust	To manage against anticipated interest rate changes and to manage against duration of the portfolio

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The portfolios may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the portfolios may incur economic leverage since they would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such a case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Credit default swaps – Buyer

The following table details how the portfolios used credit default swap contracts as Buyer of protection during the period ended March 31, 2017:

Global Bond Trust	To manage against potential credit events and to gain exposure to a security or credit index
High Yield Trust	To manage against potential credit events
Investment Quality Bond Trust	To manage against potential credit events and to gain exposure to a security or credit index

Credit default swaps – Seller

Implied credit spreads are utilized in determining the market value of CDS agreements in which a portfolio is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a portfolio as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The following table details how the portfolios used credit default swap contracts as Seller of protection during the period ended March 31, 2017:

Portfolio	Reason
Global Bond Trust	To take a long position in the exposure of the benchmark credit and to gain exposure to a security or credit index
Investment Quality Bond Trust	To take a long position in the exposure of the benchmark credit
New Income Trust	To take a long position in the exposure of the benchmark credit and to gain exposure to a security or credit index

Currency swaps. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

The following table details how the portfolios used currency swap contracts during the period ended March 31, 2017:

Portfolio	Reason
Global Bond Trust	To manage against anticipated currency exchange rate changes, maintain diversity of the portfolio, and to gain exposure to foreign currencies
Investment Quality Trust	To manage against anticipated currency exchange rate changes

Volatility Swaps. Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the price variance is less than the strike price. As a payer of the realized price variance, the portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price. Payments on volatility swaps will be greater if they are based upon the mathematical square of volatility (which is referred to as “variance”). This type of volatility swap is referred to as a variance swap.

The following table details how the portfolios used volatility swap contracts during the period ended March 31, 2017:

Portfolio	Reason
Global Bond Trust	To take a position on future expectations of volatility

Investment in affiliated underlying portfolios. Core Strategy Trust, Lifestyle Aggressive MVP, Lifestyle Aggressive PS Series, Lifestyle Balanced MVP, Lifestyle Balanced PS Series, Lifestyle Conservative MVP, Lifestyle Conservative PS Series, Lifestyle Growth MVP, Lifestyle Growth PS Series, Lifestyle Moderate MVP and Lifestyle Moderate PS Series invest primarily in affiliated underlying portfolios that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying portfolios for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying portfolios’ net assets.

Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying portfolios as well as income and capital gains earned by the portfolios from their investments in affiliated underlying portfolios is as follows:

					Dividends and distributions
					Income	Capital gain
	Beginning	Shares		Ending share	distributions	distributions	Realized gain
Portfolio	share amount	purchased	Shares sold	amount	received	received	(loss)	Ending value
Core Strategy Trust
Bond	79,011,223	353,736	-	79,364,959	-	-	-	$1,066,665,046
Strategic Equity Allocation	152,401,534	-	(3,984,879)	148,416,655	-	-	$13,400,659	2,658,142,296
					-	-	$13,400,659	$3,724,807,342

Lifestyle Aggressive MVP
All Cap Core	20,161	-	-	20,161	-	-	-	$633,058
Alpha Opportunities	481,717	-	-	481,717	-	-	-	5,164,007
Blue Chip Growth	801,023	8,754	(52,096)	757,681	-	-	$420,739	22,942,594
Capital Appreciation	1,810,610	19,381	(103,039)	1,726,952	-	-	403,553	22,433,112
Emerging Markets Equity	745,486	-	(22,756)	722,730	-	-	21,236	7,017,707
Emerging Markets Value	2,509,188	43,910	(270,956)	2,282,142	-	-	(643,999)	21,086,995
Equity Income	2,200,089	29,269	(76,316)	2,153,042	-	-	210,037	36,946,202
Fundamental Large Cap Value	2,783,466	16,389	(639,669)	2,160,186	-	-	954,462	30,264,200
International Growth	146,354	294,242	(10,290)	430,306	-	-	16,721	9,712,010
International Growth Opportunities	444,162	-	(444,162)	-	$4,655	-	643,315	-
International Growth Stock	1,087,852	98,564	(15,660)	1,170,756	-	-	53,950	19,481,373
International Value	1,825,027	-	(108,590)	1,716,437	-	-	474,823	22,828,609
International Value Equity	740,225	266,302	(28,182)	978,345	-	-	3,965	7,846,331
Mid Cap Stock	838,490	18,301	(27,580)	829,211	-	-	(5,617)	12,952,270
Mid Value	1,056,177	20,935	(4,207)	1,072,905	-	-	1,554	12,799,754
Multifactor Large Cap ETF	143,309	-	(13,320)	129,989	-	-	33,025	4,007,561

					Dividends and distributions
					Income	Capital gain
	Beginning	Shares		Ending share	distributions	distributions	Realized gain
Portfolio	share amount	purchased	Shares sold	amount	received	received	(loss)	Ending value
Multifactor Mid Cap ETF	72,509	-	(6,814)	65,695	-	-	16,077	1,999,099
Real Estate Securities	359,905	19,948	(14,540)	365,313	-	-	90,271	6,820,386
Small Cap Growth	423,787	10,862	(6,963)	427,686	-	-	(10,314)	3,737,975
Small Cap Opportunities	140,314	6,904	(4,748)	142,470	-	-	80,998	4,482,108
Small Cap Value	170,109	10,871	(2,574)	178,406	-	-	15,181	3,769,720
Small Company Growth	131,528	4,882	-	136,410	-	-	-	3,722,621
Small Company Value	145,758	24,668	-	170,426	-	-	-	3,754,483
Strategic Equity Allocation	4,365,635	48,631	(226,008)	4,188,258	-	-	117,640	75,011,694
Strategic Growth	1,349,154	16,364	(52,276)	1,313,242	-	-	97,575	22,311,989
					$4,655	-	$2,995,192	$361,725,858

Lifestyle Aggressive PS Series
Strategic Equity Allocation	1,200,906	115,606	(30,771)	1,285,741	-	-	$19,310	$23,027,627

Lifestyle Balanced MVP
All Cap Core	1,462,552	-	(191,144)	1,271,408	-	-	$2,947,982	$39,922,213
Alpha Opportunities	4,055,608	-	-	4,055,608	-	-	-	43,476,113
Blue Chip Growth	7,097,372	-	(569,394)	6,527,978	-	-	7,290,069	197,667,182
Bond	178,615,107	1,123,596	(564,726)	179,173,977	-	-	(78,413)	2,408,098,252
Capital Appreciation	16,075,360	-	(1,485,575)	14,589,785	-	-	10,278,020	189,521,310
Core Bond	24,774,545	1,299,165	-	26,073,710	-	-	-	342,869,283
Emerging Markets Equity	3,350,163	45,701	(39,598)	3,356,266	-	-	40,034	32,589,343
Emerging Markets Value	18,161,765	-	(2,383,427)	15,778,338	-	-	(5,635,564)	145,791,846
Equity Income	20,154,140	-	(1,858,712)	18,295,428	-	-	17,053,458	313,949,536
Fundamental Large Cap Value	17,396,753	1,482,005	(202,467)	18,676,291	-	-	308,590	261,654,833
Global Bond	12,395,666	445,100	-	12,840,766	-	-	-	159,225,499
Global Conservative Absolute Return	3,911,855	-	(1,352,624)	2,559,231	-	-	(926,238)	23,903,220
International Growth	1,670,511	1,012,964	(54,318)	2,629,157	-	-	97,642	59,340,083
International Growth Opportunities	3,200,798	-	(3,200,798)	-	$31,083	-	8,207,667	-
International Growth Stock	5,775,487	-	(460,287)	5,315,200	-	-	780,807	88,444,921
International Value	11,978,175	-	(1,465,099)	10,513,076	-	-	3,986,032	139,823,911
International Value Equity	33,167	64,983	(763)	97,387	-	-	265	781,046
Mid Cap Stock	5,523,812	64,978	(481,510)	5,107,280	-	-	(2,083,189)	79,775,711
Mid Value	6,960,864	140,289	(393,137)	6,708,016	-	-	(619,329)	80,026,628
Multifactor Large Cap ETF	3,147,462	-	(355,252)	2,792,210	-	-	880,788	86,083,834
Multifactor Mid Cap ETF	1,604,590	-	(182,393)	1,422,197	-	-	430,328	43,277,455
New Income	46,049,950	817,090	-	46,867,040	-	-	-	593,336,722
Short Term Government Income	4,453,204	12,349	-	4,465,553	-	-	-	54,345,777
Small Cap Growth	5,417,312	106,351	(493,314)	5,030,349	-	-	(390,549)	43,965,246
Small Cap Value	2,046,712	119,515	(97,028)	2,069,199	-	-	876,381	43,722,171
Small Company Growth	1,589,520	141,685	(113,845)	1,617,360	-	-	2,141,653	44,137,751

					Dividends and distributions
					Income	Capital gain
	Beginning	Shares		Ending share	distributions	distributions	Realized gain
Portfolio	share amount	purchased	Shares sold	amount	received	received	(loss)	Ending value
Small Company Value	1,999,975	85,793	(100,035)	1,985,733	-	-	782,399	43,745,694
Strategic Equity Allocation	107,671,374	124,747	(7,393,266)	100,402,855	-	-	36,125,484	1,798,215,135
Strategic Growth	12,340,103	-	(1,222,675)	11,117,428	-	-	1,893,869	188,885,110
Total Return	21,073,796	330,556	-	21,404,352	758,268	-	-	286,390,225
					$789,351	-	$84,388,186	$7,832,966,050

Lifestyle Balanced PS Series
Bond	36,965,409	589,976	-	37,555,385	-	-	-	$504,744,379
Strategic Equity Allocation	30,300,799	-	(1,321,546)	28,979,253	-	-	$1,443,239	519,018,427
					-	-	$1,443,239	$1,023,762,806

Lifestyle Conservative MVP
Blue Chip Growth	667,817	11,617	(84,220)	595,214	-	-	$470,102	$18,023,077
Bond	54,488,841	198,199	(2,565,530)	52,121,510	-	-	(911,688)	700,513,090
Capital Appreciation	1,282,806	12,336	(71,347)	1,223,795	-	-	(253,943)	15,897,094
Core Bond	7,779,854	78,724	(390,856)	7,467,722	-	-	(406,403)	98,200,550
Emerging Markets Equity	260,759	54,718	(17,757)	297,720	-	-	15,340	2,890,862
Emerging Markets Value	967,187	26,873	(53,787)	940,273	-	-	57,602	8,688,113
Equity Income	1,789,757	36,607	(136,612)	1,689,752	-	-	423,422	28,996,144
Fundamental All Cap Core	1,906,760	-	(1,906,760)	-	-	-	4,712,600	-
Fundamental Large Cap Value	-	1,726,859	(42,849)	1,684,010	-	-	4,511	23,592,982
Global Bond	3,993,416	32,382	(162,279)	3,863,519	-	-	298,746	47,907,639
Global Conservative Absolute Return	1,279,273	-	(483,080)	796,193	-	-	(330,799)	7,436,443
International Growth	48,767	87,586	(10,262)	126,091	-	-	14,709	2,845,874
International Growth Opportunities	197,913	-	(197,913)	-	$2,067	-	151,283	-
International Growth Stock	279,832	4,895	(27,412)	257,315	-	-	64,846	4,281,717
International Value	1,343,030	-	(68,641)	1,274,389	-	-	116,707	16,949,379
International Value Equity	16,584	1,747	(583)	17,748	-	-	163	142,340
Mid Cap Stock	291,372	4,638	(33,386)	262,624	-	-	1,366	4,102,182
Mid Value	364,746	9,031	(26,793)	346,984	-	-	38,085	4,139,522
New Income	14,167,531	110,642	(700,909)	13,577,264	-	-	(632,440)	171,888,164
Short Term Government Income	1,343,733	-	(50,462)	1,293,271	-	-	(33,727)	15,739,102
Small Cap Growth	379,621	8,507	(40,899)	347,229	-	-	(4,041)	3,034,785
Small Cap Value	140,987	4,719	(5,879)	139,827	-	-	19,999	2,954,550
Small Company Growth	94,245	17,646	(1,787)	110,104	-	-	4,425	3,004,738
Small Company Value	111,552	25,377	(846)	136,083	-	-	1,881	2,997,918
Strategic Equity Allocation	8,102,343	148,646	(808,782)	7,442,207	-	-	4,200,653	133,289,922
Strategic Growth	980,556	10,458	(53,404)	937,610	-	-	56,183	15,929,995
Total Return	6,433,340	94,103	(378,521)	6,148,922	219,022	-	(254,767)	82,272,579
					$221,089	-	$7,824,815	$1,415,718,761

					Dividends and distributions
					Income	Capital gain
	Beginning	Shares		Ending share	distributions	distributions	Realized gain
Portfolio	share amount	purchased	Shares sold	amount	received	received	(loss)	Ending value
Lifestyle Conservative PS Series
Bond	11,435,535	205,794	(595,953)	11,045,376	-	-	($130,063)	$148,449,856
Strategic Equity Allocation	2,234,755	85,148	(249,817)	2,070,086	-	-	17,194	37,075,241
					-	-	($112,869)	$185,525,097

Lifestyle Growth MVP
All Cap Core	1,903,279	-	(318,573)	1,584,706	-	-	$6,583,170	$49,759,762
Alpha Opportunities	7,419,143	-	-	7,419,143	-	-	-	79,533,210
Blue Chip Growth	10,448,201	-	(652,876)	9,795,325	-	-	9,778,703	296,602,455
Bond	123,877,002	3,282,426	-	127,159,428	-	-	-	1,709,022,713
Capital Appreciation	23,236,497	-	(1,168,885)	22,067,612	-	-	4,073,417	286,658,286
Core Bond	17,606,400	789,989	-	18,396,389	-	-	-	241,912,515
Emerging Markets Equity	7,971,474	-	(271,435)	7,700,039	-	-	268,596	74,767,379
Emerging Markets Value	38,218,466	-	(4,158,293)	34,060,173	-	-	4,173,684	314,715,996
Equity Income	29,377,976	-	(1,484,237)	27,893,739	-	-	13,260,643	478,656,564
Fundamental Large Cap Value	31,549,598	-	(3,722,661)	27,826,937	-	-	5,621,646	389,855,389
Global Bond	8,706,952	466,018	-	9,172,970	-	-	-	113,744,831
Global Conservative Absolute Return	4,193,213	-	(1,588,797)	2,604,416	-	-	(1,087,962)	24,325,252
International Growth	1,109,204	4,536,123	(120,971)	5,524,356	-	-	219,451	124,684,718
International Growth Opportunities	6,088,852	-	(6,088,852)	-	$60,191	-	15,981,762	-
International Growth Stock	11,798,021	-	(898,246)	10,899,775	-	-	1,873,029	181,372,258
International Value	22,399,006	-	(1,318,927)	21,080,079	-	-	(934,221)	280,365,057
International Value Equity	768,037	-	(41,359)	726,678	-	-	1,257	5,827,957
Mid Cap Stock	10,905,137	-	(532,320)	10,372,817	-	-	4,058,239	162,023,397
Mid Value	14,775,693	424,784	(794,478)	14,405,999	-	-	1,958,405	171,863,569
Multifactor Large Cap ETF	3,839,096	-	(353,921)	3,485,175	-	-	877,488	107,447,945
Multifactor Mid Cap ETF	1,948,371	-	(179,054)	1,769,317	-	-	422,451	53,840,316
New Income	31,711,348	1,351,584	-	33,062,932	-	-	-	418,576,724
Short Term Government Income	2,676,619	69,003	-	2,745,622	-	-	-	33,414,222
Small Cap Growth	7,346,453	-	(302,540)	7,043,913	-	-	(518,459)	61,563,802
Small Cap Opportunities	1,806,238	38,867	(26,658)	1,818,447	-	-	414,189	57,208,334
Small Cap Value	2,800,300	137,089	(33,080)	2,904,309	-	-	371,023	61,368,050
Small Company Growth	2,341,819	-	(64,748)	2,277,071	-	-	1,232,668	62,141,268
Small Company Value	2,748,843	59,068	(8,036)	2,799,875	-	-	89,590	61,681,252
Strategic Equity Allocation	188,356,401	-	(7,586,964)	180,769,437	-	-	37,249,280	3,237,580,617
Strategic Growth	17,778,312	-	(1,035,177)	16,743,135	-	-	1,879,228	284,465,871
Total Return	14,557,479	563,952	-	15,121,431	535,690	-	-	202,324,742
					$595,881	-	$107,847,277	$9,627,304,451

					Dividends and distributions
					Income	Capital gain
	Beginning	Shares		Ending share	distributions	distributions	Realized gain
Portfolio	share amount	purchased	Shares sold	amount	received	received	(loss)	Ending value
Lifestyle Growth PS Series
Bond	67,874,230	665,415	-	68,539,645	-	-	-	$921,172,830
Strategic Equity Allocation	129,721,826	-	(2,772,259)	126,949,567	-	-	$2,900,004	2,273,666,748
					-	-	$2,900,004	$3,194,839,578

Lifestyle Moderate MVP
Alpha Opportunities	654,132	-	-	654,132	-	-	-	$7,012,297
Blue Chip Growth	1,917,916	-	(220,740)	1,697,176	-	-	$2,875,120	51,390,483
Bond	63,795,751	470,473	(416,524)	63,849,700	-	-	(65,926)	858,139,973
Capital Appreciation	4,149,748	-	(322,706)	3,827,042	-	-	1,147,484	49,713,281
Core Bond	8,948,073	128,433	(73,336)	9,003,170	-	-	(67,717)	118,391,692
Emerging Markets Equity	1,071,360	14,858	(74,279)	1,011,939	-	-	64,688	9,825,927
Emerging Markets Value	3,431,244	41,555	(277,626)	3,195,173	-	-	276,588	29,523,402
Equity Income	5,366,597	15,206	(404,254)	4,977,549	-	-	1,637,594	85,414,747
Fundamental All Cap Core	4,789,453	-	(4,789,453)	-	-	-	11,060,950	-
Fundamental Large Cap Value	-	5,035,461	(22,981)	5,012,480	-	-	2,307	70,224,846
Global Bond	4,503,714	180,015	(70,144)	4,613,585	-	-	133,671	57,208,456
Global Conservative Absolute Return	1,523,415	-	(504,550)	1,018,865	-	-	(345,501)	9,516,199
International Growth	292,602	35,940	(13,421)	315,121	-	-	23,143	7,112,277
International Growth Opportunities	35,054	-	(35,054)	-	$374	-	22,485	-
International Growth Stock	798,753	1,374	(90,006)	710,121	-	-	197,416	11,816,418
International Value	3,608,905	-	-	3,608,905	-	-	-	47,998,439
International Value Equity	29,319	429	(653)	29,095	-	-	219	233,342
Mid Cap Stock	1,502,736	-	(107,678)	1,395,058	-	-	626,555	21,790,802
Mid Value	1,957,536	13,679	(144,438)	1,826,777	-	-	266,465	21,793,455
New Income	16,108,001	194,142	(122,225)	16,179,918	-	-	(61,299)	204,837,758
Short Term Government Income	1,505,737	7,597	(9,154)	1,504,180	-	-	(5,825)	18,305,867
Small Cap Growth	1,356,072	7,219	(127,672)	1,235,619	-	-	(78,290)	10,799,313
Small Cap Value	522,445	10,930	(23,761)	509,614	-	-	84,003	10,768,146
Small Company Growth	353,246	71,459	(27,263)	397,442	-	-	475,830	10,846,185
Small Company Value	506,170	5,748	(26,976)	484,942	-	-	128,526	10,683,282
Strategic Equity Allocation	27,509,179	29,993	(2,570,204)	24,968,968	-	-	12,553,381	447,194,225
Strategic Growth	3,183,437	-	(256,626)	2,926,811	-	-	207,714	49,726,526
Total Return	7,402,778	67,814	(80,367)	7,390,225	262,586	-	(49,855)	98,881,213
					$262,960	-	$31,109,726	$2,319,148,551

Lifestyle Moderate PS Series
Bond	14,414,404	248,618	(280,801)	14,382,221	-	-	($56,052)	$193,297,056
Strategic Equity Allocation	7,560,424	63,937	(413,416)	7,210,945	-	-	268,288	129,148,029
					-	-	$212,236	$322,445,085

Direct placement securities. The portfolios may hold private placement securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at March 31, 2017:

						Value as a
		Original		Beginning		percentage of
		acquisition	Acquisition	share	Ending share	portfolio's net		Value as of
Portfolio	Issuer, Description	date	cost	amount	amount	assets		3-31-17
Alpha Opportunities Trust	Birst, Inc., Series F	3/3/2015	$269,102	46,072	46,072	0.2%		$234,506
Alpha Opportunities Trust	Cloudera, Inc., Series F	2/5/2014	229,626	15,771	15,771	0.2%		323,306
Alpha Opportunities Trust	Coupang LLC	11/20/2014	446,608	143,460	143,460	0.5%		691,477
Alpha Opportunities Trust	DraftKings, Inc., Series C	12/4/2014	135,907	75,450	75,450	0.1%		165,990
Alpha Opportunities Trust	DraftKings, Inc., Series E	3/8/2017	48,473	-	32,851	0.0%	*	65,045
	Bought: 32,851 shares
Alpha Opportunities Trust	Dropbox, Inc., Series C	1/28/2014	208,108	10,895	10,895	0.1%		119,191
Alpha Opportunities Trust	Essence Group Holdings Corp.	5/1/2014	321,999	203,629	203,629	0.4%		551,835
Alpha Opportunities Trust	Jand, Inc., Class A	4/23/2015	40,141	3,495	3,495	0.0%	*	29,603
Alpha Opportunities Trust	Jand, Inc., Series D	4/23/2015	89,643	7,805	7,805	0.0%	*	66,108
Alpha Opportunities Trust	Lithium Technology Corp.	8/18/2014	578,207	118,631	118,631	0.4%		542,144
Alpha Opportunities Trust	Lookout, Inc., Series F	7/31/2014	287,565	25,174	25,174	0.1%		184,274
Alpha Opportunities Trust	MarkLogic Corp., Series F	4/27/2015	358,170	30,839	30,839	0.2%		285,878
Alpha Opportunities Trust	Pinterest, Inc., Series G	3/16/2015	1,163,695	162,095	162,095	0.8%		1,136,286
Alpha Opportunities Trust	Redfin Corp.	12/15/2014	257,887	78,202	78,202	0.2%		322,192
Alpha Opportunities Trust	The Honest Company, Inc. (Common Stock)	8/20/2014	103,927	3,841	3,841	0.1%		128,366
Alpha Opportunities Trust	The Honest Company, Inc. (Preferred Stock)	8/20/2014	242,515	8,963	8,963	0.2%		299,543
Alpha Opportunities Trust	Uber Technologies, Inc.	6/5/2014	2,206,328	142,224	142,224	4.9%		6,936,577
Alpha Opportunities Trust	Veracode, Inc.	8/26/2014	345,534	18,712	18,712	0.5%		683,549
Alpha Opportunities Trust	WeWork Companies, Inc., Class A	12/8/2014	42,527	2,554	2,554	0.1%		128,191
Alpha Opportunities Trust	WeWork Companies, Inc., Series D1	12/8/2014	211,370	12,694	12,694	0.4%		637,140
Alpha Opportunities Trust	WeWork Companies, Inc., Series D2	12/8/2014	166,079	9,974	9,974	0.4%		500,618
Alpha Opportunities Trust	Zuora, Inc., Series F	1/15/2015	379,546	99,899	99,899	0.3%		363,632
								$14,395,451

Health Sciences Trust	Acerta Pharma BV, Class B	2/8/2016	$128,018	4,276,305	4,276,305	0.1%		$322,861
Health Sciences Trust	Doximity, Inc.	4/10/2014	152,390	31,611	31,611	0.1%		162,797
Health Sciences Trust	Jand, Inc., Class A	4/23/2015	170,752	14,867	14,867	0.0%	*	125,923
Health Sciences Trust	Jand, Inc., Series D	4/23/2015	381,289	33,198	33,198	0.1%		281,187
Health Sciences Trust	Ovid Therapeutics, Inc., Series B	8/10/2015	85,638	13,746	13,746	0.0%	*	55,671
								$948,439

Mid Cap Stock Trust	Birst, Inc., Series F	3/3/2015	$1,916,989	328,201	328,201	0.2%		$1,670,543
Mid Cap Stock Trust	Coupang LLC	11/20/2014	3,219,745	1,034,250	1,034,250	0.7%		4,985,085

						Value as a
		Original		Beginning		percentage of
		acquisition	Acquisition	share	Ending share	portfolio's net		Value as of
Portfolio	Issuer, Description	date	cost	amount	amount	assets		3-31-17
Mid Cap Stock Trust	DraftKings, Inc., Series C	12/4/2014	975,827	541,740	541,740	0.2%		1,191,828
Mid Cap Stock Trust	DraftKings, Inc., Series E	3/8/2017	396,255	-	268,551	0.1%		531,731
	Bought: 268,551 shares
Mid Cap Stock Trust	Essence Group Holdings Corp.	5/1/2014	2,308,001	1,459,559	1,459,559	0.6%		3,955,405
Mid Cap Stock Trust	Jand, Inc., Class A	4/23/2015	290,613	25,303	25,303	0.0%	*	214,316
Mid Cap Stock Trust	Jand, Inc., Series D	4/23/2015	648,942	56,502	56,502	0.1%		478,572
Mid Cap Stock Trust	Lithium Technology Corp.	8/18/2014	4,115,796	844,439	844,439	0.5%		3,859,086
Mid Cap Stock Trust	Lookout, Inc., Series F	7/31/2014	2,122,743	185,829	185,829	0.2%		1,360,268
Mid Cap Stock Trust	MarkLogic Corp., Series F	4/27/2015	2,580,629	222,196	222,196	0.3%		2,059,757
Mid Cap Stock Trust	One Kings Lane, Inc.	1/28/2014	4,666,633	302,694	302,694	0.0%	*	314,802
Mid Cap Stock Trust	Pinterest, Inc., Series G	3/16/2015	2,096,941	292,090	292,090	0.3%		2,047,551
Mid Cap Stock Trust	Redfin Corp.	12/15/2014	1,825,650	553,613	553,613	0.3%		2,280,886
Mid Cap Stock Trust	The Honest Company, Inc. (Common Stock)	8/20/2014	772,269	28,542	28,542	0.1%		953,874
Mid Cap Stock Trust	The Honest Company, Inc. (Preferred Stock)	8/20/2014	1,801,962	66,598	66,598	0.3%		2,225,705
Mid Cap Stock Trust	Uber Technologies, Inc.	6/5/2014	9,067,440	584,504	584,504	4.0%		28,507,546
Mid Cap Stock Trust	Veracode, Inc.	8/26/2014	2,528,610	136,934	136,934	0.7%		5,002,199
Mid Cap Stock Trust	WeWork Companies, Inc., Class A	12/8/2014	303,018	18,198	18,198	0.1%		913,399
Mid Cap Stock Trust	WeWork Companies, Inc., Series D1	12/8/2014	1,506,031	90,446	90,446	0.6%		4,539,688
Mid Cap Stock Trust	WeWork Companies, Inc., Series D2	12/8/2014	1,183,315	71,065	71,065	0.5%		3,566,912
Mid Cap Stock Trust	Zuora, Inc., Series F	1/15/2015	2,719,296	715,736	715,736	0.4%		2,605,279
								$73,264,432

Science & Technology Trust	Airbnb, Inc., Series E	7/14/2015	$802,846	8,624	8,624	0.2%		$905,520
Science & Technology Trust	Cloudera, Inc., Series F	2/5/2014	309,065	21,227	21,227	0.1%		435,154
Science & Technology Trust	Dropbox, Inc., Class B	5/2/2012	67,334	7,441	7,441	0.0%	*	81,405
Science & Technology Trust	Dropbox, Inc., Series A	5/2/2012	83,623	9,241	9,241	0.0%	*	101,097
Science & Technology Trust	Dropbox, Inc., Series A1	5/2/2012	805,424	89,006	89,006	0.2%		973,726
Science & Technology Trust	Flipkart, Ltd.	3/19/2015	55,860	490	490	0.0%	*	49,211
Science & Technology Trust	Flipkart, Ltd., Series A	3/19/2015	19,152	168	168	0.0%	*	16,872
Science & Technology Trust	Flipkart, Ltd., Series C	3/19/2015	33,630	295	295	0.0%	*	29,627
Science & Technology Trust	Flipkart, Ltd., Series E	3/19/2015	62,586	549	549	0.0%	*	55,136
Science & Technology Trust	Flipkart, Ltd., Series G	12/17/2014	377,484	3,152	3,152	0.1%		316,555
Science & Technology Trust	Xiaoju Kuaizhi, Inc.	10/19/2015	260,905	9,513	9,513	0.1%		363,654
								$3,327,957

Small Cap Growth Trust	Cloudera, Inc., Series F	2/5/2014	$1,153,560	79,228	79,228	0.4%		$1,624,174
Small Cap Growth Trust	DraftKings, Inc., Series D	7/13/2015	544,043	100,673	100,673	0.1%		271,817
Small Cap Growth Trust	DraftKings, Inc., Series D1	8/11/2015	690,722	90,109	90,109	0.1%		293,755
Small Cap Growth Trust	MarkLogic Corp., Series F	4/27/2015	1,781,885	153,423	153,423	0.4%		1,422,231
Small Cap Growth Trust	Telogis, Inc. (Common Stock)	9/27/2013	938,340	473,646	473,646	0.4%		1,364,101
Small Cap Growth Trust	Telogis, Inc. (Preferred Stock)	9/27/2013	1,419,833	645,027	645,027	0.7%		2,554,307
Small Cap Growth Trust	The Honest Company, Inc.	8/3/2015	1,233,280	26,954	26,954	0.2%		900,803
Small Cap Growth Trust	Veracode, Inc.	8/26/2014	1,211,529	65,609	65,609	0.6%		2,396,697
Small Cap Growth Trust	Zuora, Inc., Series F	1/15/2015	1,533,808	403,708	403,708	0.4%		1,469,497
								$12,297,382

*Less than 0.05%

The American Funds Insurance Series’ accounting policies and portfolios are outlined in their financial statements and/or Form N-Qs, available at the SEC’s website at www.sec.gov, or at the SEC’s public reference room in Washington, D.C. These funds are not covered by this report.

For additional information on the portfolios’ significant accounting policies, please refer to the portfolios’ most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Variable Insurance Trust

/s/ Andrew Arnott
Andrew Arnott
President

Date: May 12, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President

Date: May 12, 2017

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: May 12, 2017